UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-08090

                                     Lincoln Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

1300 South Clinton Street

                                              Fort Wayne, Indiana 46802

(Address of principal executive offices) (Zip code)

Ronald A. Holinsky, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

                                         Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

2010 Main Street

Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code:     (260) 455-3404

Date of fiscal year end:   December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

LVIP American Balanced Allocation Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–2.98%
Fixed Income Fund–2.98%
American Funds Insurance Series® –
Mortgage Bond Fund	2,353,631	$25,442,755

		25,442,755

Total Affiliated Investment (Cost $24,139,025)		25,442,755

UNAFFILIATED INVESTMENTS–97.12%
Asset Allocation Fund–18.00%
²American Funds® –
Capital Income Builder	2,608,751	153,707,614

		153,707,614

Equity Funds–27.20%
²American Funds® –
AMCAP Fund	1,561,392	43,047,571
American Mutual Fund	1,852,917	68,372,655
American Funds Insurance Series® –
Blue Chip Income & Growth Fund	3,922,638	51,661,142
Growth Fund	519,911	34,574,086
Growth-Income Fund	789,479	34,516,025

		232,171,479

Fixed Income Funds–30.88%
²American Funds® –
Intermediate Bond Fund of America	1,244,210	16,971,021

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
Fixed Income Funds (continued)
American Funds Insurance Series® –
Bond Fund	20,387,830	$229,566,966
High-Income Bond Fund	1,643,907	17,096,629

		263,634,616

International Equity Funds–19.03%
American Funds Insurance Series® –
Global Growth & Income Fund	1,292,359	17,136,676
Global Growth Fund	678,029	17,093,108
Global Small Capitalization Fund	1,638,530	34,278,051
International Fund	4,326,410	76,793,781
New World Fund	832,088	17,141,017

		162,442,633

International Fixed Income Fund–2.00%
American Funds Insurance Series® –
† Global Bond Fund	1,417,819	17,084,716

		17,084,716

Money Market Fund–0.01%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	93,928	93,928

		93,928

Total Unaffiliated Investments (Cost $765,136,784)		829,134,986

TOTAL VALUE OF SECURITIES–100.10% (Cost $789,275,809)	854,577,741
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(881,067)

NET ASSETS APPLICABLE TO 69,999,513 SHARES OUTSTANDING–100.00%	$853,696,674

² Class R-6 shares.

† Non-income producing for the period.

Class 1 shares.

LVIP American Balanced Allocation Fund–1

LVIP American Balanced Allocation Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Balanced Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$789,275,809

Aggregate unrealized appreciation	$65,301,932
Aggregate unrealized depreciation	—

Net unrealized appreciation	$65,301,932

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Affiliated Investment	$25,442,755
Unaffiliated Investments	829,134,986

Total	$854,577,741

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions With Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Funds held 5% or more of the investments companies’

LVIP American Balanced Allocation Fund–2

LVIP American Balanced Allocation Fund

Notes (continued)

3. Transactions With Affiliates (continued)

outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016 were as follows:

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
American Funds Insurance Series® - Mortgage Bond Fund	$24,562,867	$2,811,395	$2,383,316	$23,902	$25,442,755	$62,373	$254,111

LVIP American Balanced Allocation Fund–3

LVIP American Income Allocation Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.16%
Asset Allocation Fund–18.03%
²American Funds® –
Capital Income Builder	615,103	$36,241,888

		36,241,888

Equity Funds–20.16%
²American Funds® –
AMCAP Fund	294,524	8,120,017
American Mutual Fund	382,209	14,103,527
American Funds Insurance Series® –
Blue Chip Income & Growth Fund	615,963	8,112,229
Growth Fund	91,945	6,114,375
Growth-Income Fund	93,068	4,068,921

		40,519,069

Fixed Income Funds–53.85%
²American Funds® –
Intermediate Bond Fund of America	586,720	8,002,860
American Funds Insurance Series® –
Bond Fund	7,121,451	80,187,539
High-Income Bond Fund	581,396	6,046,521
Mortgage Bond Fund	739,919	7,998,525
U.S. Government/AAA-Rated Securities Fund	480,887	6,011,092

		108,246,537

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–6.01%
American Funds Insurance Series® –
Global Small Capitalization Fund	193,182	$4,041,374
International Fund	453,396	8,047,778

		12,089,152

International Fixed Income Fund–2.00%
American Funds Insurance Series® –
† Global Bond Fund	334,296	4,028,268

		4,028,268

Money Market Fund–0.11%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	210,492	210,492

		210,492

Total Investment Companies (Cost $189,960,408)		201,335,406

TOTAL VALUE OF SECURITIES–100.16% (Cost $189,960,408)	201,335,406
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.16%)	(325,487)

NET ASSETS APPLICABLE TO 17,541,071 SHARES OUTSTANDING–100.00%	$201,009,919

² Class R-6 shares.

† Non-income producing for the period.

Class 1 shares.

LVIP American Income Allocation Fund–1

LVIP American Income Allocation Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Income Allocation Fund (the “Fund” ) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$189,960,408

Aggregate unrealized appreciation	$11,416,673
Aggregate unrealized depreciation	(41,675)

Net unrealized appreciation	$11,374,998

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Investment Companies	$201,335,406

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Income Allocation Fund–2

LVIP American Growth Allocation Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–2.98%
Fixed Income Fund–2.98%
American Funds Insurance Series®–
Mortgage Bond Fund	2,340,485	$25,300,638

		25,300,638

Total Affiliated Investment (Cost $24,340,765)		25,300,638

UNAFFILIATED INVESTMENTS–97.09%
Asset Allocation Fund–14.99%
²American Funds®–
Capital Income Builder	2,161,808	127,373,738

		127,373,738

Equity Funds–30.16%
²American Funds®–
AMCAP Fund	1,552,655	42,806,706
American Mutual Fund	2,073,153	76,499,349
American Funds Insurance Series®–
Blue Chip Income & Growth Fund	4,552,221	59,952,752
Growth Fund	387,722	25,783,487
Growth-Income Fund	1,173,261	51,294,972

		256,337,266

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
Fixed Income Funds–22.89%
American Funds Insurance Series®–
Bond Fund	15,767,932	$177,546,912
High-Income Bond Fund	1,634,736	17,001,253

		194,548,165

International Equity Funds–29.05%
²American Funds®–
EuroPacific Growth Fund	361,546	17,267,448
American Funds Insurance Series®–
Global Growth & Income Fund	1,927,704	25,561,349
Global Growth Fund	1,011,457	25,498,843
Global Small Capitalization Fund	2,036,708	42,607,941
International Fund	6,219,671	110,399,157
New World Fund	1,240,950	25,563,566

		246,898,304

Total Unaffiliated Investments (Cost $757,435,500)		825,157,473

TOTAL VALUE OF SECURITIES–100.07% (Cost $781,776,265)	850,458,111
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(587,426)

NET ASSETS APPLICABLE TO 67,879,418 SHARES OUTSTANDING–100.00%	$849,870,685

²	Class R-6 shares.
Class 1 shares.

LVIP American Growth Allocation Fund–1

LVIP American Growth Allocation Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Growth Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$781,776,265

Aggregate unrealized appreciation	$68,681,846
Aggregate unrealized depreciation	—

Net unrealized appreciation	$68,681,846

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Affiliated Investment	$25,300,638
Unaffiliated Investments	825,157,473

Total	$850,458,111

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions With Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016 were as follows:

LVIP American Growth Allocation Fund–2

LVIP American Growth Allocation Fund

Notes (continued)

3. Transactions With Affiliates (continued)

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
American Funds Insurance Series - Mortgage Bond Fund	$25,208,989	$2,511,464	$2,883,488	$30,703	$25,300,638	$63,038	$256,823

LVIP American Growth Allocation Fund–3

LVIP American Century Select Mid Cap Managed Volatility Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–92.86%
Equity Funds–92.86%
*American Century VP–
Capital Appreciation Fund	2,879,870	$41,066,951
Mid Cap Value Fund	8,350,865	164,929,590

Total Affiliated Investments (Cost $194,367,037)		205,996,541

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–6.79%
Money Market Fund–6.79%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	15,066,079	$15,066,079

Total Unaffiliated Investment (Cost $15,066,079)		15,066,079

TOTAL VALUE OF SECURITIES–99.65% (Cost $209,433,116)	221,062,620
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.35%	785,522

NET ASSETS APPLICABLE TO 18,635,614 SHARES OUTSTANDING–100.00%	$221,848,142

*	Class I shares.

«	Includes $658,411 cash collateral held at broker and $165,653 foreign currencies collateral due to broker for futures contracts as of September 30, 2016.

The following futures contracts were outstanding at September 30, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
2	British Pound Currency	$163,661	$162,462	12/20/16	$(1,199)
7	E-mini Russell 2000 Index	859,774	873,810	12/19/16	14,036
58	E-mini S&P 500 Index	6,200,194	6,265,160	12/19/16	64,966
36	E-mini S&P MidCap 400 Index	5,497,154	5,578,560	12/19/16	81,406
2	Euro Currency	281,711	281,925	12/20/16	214
9	Euro STOXX 50 Index	299,411	302,697	12/19/16	3,286
2	FTSE 100 Index	175,611	177,767	12/19/16	2,156
1	Japanese Yen Currency	122,396	123,631	12/20/16	1,235
1	Nikkei 225 Index (OSE)	161,339	162,221	12/9/16	882

					$166,982

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

LVIP American Century Select Mid Cap Managed Volatility Fund–1

LVIP American Century Select Mid Cap Managed Volatility Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Century Select Mid Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all its assets in other open-end investment companies, primarily the American Century VP Mid Cap Value Fund (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$209,433,116

Aggregate unrealized appreciation	$11,629,504
Aggregate unrealized depreciation	—

Net unrealized appreciation	$11,629,504

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Affiliated Investments	$205,996,541
Unaffiliated Investment	15,066,079

Total	$221,062,620

Futures Contracts	$166,982

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Century Select Mid Cap Managed Volatility Fund–2

LVIP American Century Select Mid Cap Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016, were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
American Century VP Capital Appreciation Fund	$—	$39,306,797	$345,886	$(4,566)	$41,066,951	$—	$—
American Century VP Mid Cap Value Fund	148,662,301	50,429,953	45,794,449	(1,937,679)	164,929,590	1,960,983	8,066,805

Total	$148,662,301	$89,736,750	$46,140,335	$(1,942,245)	$205,996,541	$1,960,983	$8,066,805

LVIP American Century Select Mid Cap Managed Volatility Fund–3

LVIP American Global Growth Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
American Funds Insurance Series®–
Global Growth Fund Class 1	5,064,237	$127,669,410

Total Investment Company (Cost $119,651,166)		127,669,410

TOTAL VALUE OF SECURITIES–100.06% (Cost $119,651,166)		127,669,410
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(77,742)

NET ASSETS APPLICABLE TO 7,729,525 SHARES OUTSTANDING–100.00%		$127,591,668

LVIP American Global Growth Fund–1

LVIP American Global Growth Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Global Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (the “Underlying Fund”). The Fund values an Underlying Fund that is an open-end fund at its published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Financial statements for the Underlying Fund can be found at www.sec.gov.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$119,651,166

Aggregate unrealized appreciation	$8,018,244
Aggregate unrealized depreciation	—

Net unrealized appreciation	$8,018,244

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Investment Company	$127,669,410

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Global Growth Fund–2

LVIP American Global Small Capitalization Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.07%
International Equity Fund–100.07%
American Funds Insurance Series®–
Global Small Capitalization Fund Class 1	3,346,126	$70,000,968

Total Investment Company (Cost $65,383,270)		70,000,968

TOTAL VALUE OF SECURITIES–100.07% (Cost $65,383,270)		70,000,968
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)		(51,883)

NET ASSETS APPLICABLE TO 4,661,927 SHARES OUTSTANDING–100.00%		$69,949,085

LVIP American Global Small Capitalization Fund–1

LVIP American Global Small Capitalization Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Global Small Capitalization Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds Insurance Series® (the “Underlying Fund”). The Fund values an Underlying Fund that is an open-end fund at its published net asset value (“NAV”) computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Financial statements for the Underlying Fund can be found at www.sec.gov.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$65,383,270

Aggregate unrealized appreciation	$4,617,698
Aggregate unrealized depreciation	—

Net unrealized appreciation	$4,617,698

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Investment Company	$70,000,968

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Global Small Capitalization Fund–2

LVIP American Growth Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.06%
Equity Fund–100.06%
American Funds Insurance Series®–
Growth Fund Class 1	5,384,483	$358,067,430

Total Investment Company (Cost $317,781,815)		358,067,430

TOTAL VALUE OF SECURITIES–100.06% (Cost $317,781,815)		358,067,430
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(198,893)

NET ASSETS APPLICABLE TO 20,963,430 SHARES OUTSTANDING–100.00%		$357,868,537

LVIP American Growth Fund–1

LVIP American Growth Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (the “Underlying Fund”). The Fund values an Underlying Fund that is an open-end fund at its published net asset value (“NAV”) computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Financial statements for the Underlying Fund can be found at www.sec.gov.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$317,781,815

Aggregate unrealized appreciation	$40,285,615
Aggregate unrealized depreciation	—

Net unrealized appreciation	$40,285,615

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Investment Company	$358,067,430

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Growth Fund–2

LVIP American Growth-Income Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
American Funds Insurance Series®–
Growth-Income Fund Class 1	7,077,500	$309,427,787

Total Investment Company (Cost $272,811,658)		309,427,787

TOTAL VALUE OF SECURITIES–100.05% (Cost $272,811,658)		309,427,787
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)		(160,090)

NET ASSETS APPLICABLE TO 17,201,512 SHARES OUTSTANDING–100.00%		$309,267,697

LVIP American Growth-Income Fund–1

LVIP American Growth-Income Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Growth-Income Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (the “Underlying Fund”). The Fund values an Underlying Fund that is an open-end fund at its published net asset value (“NAV”) computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Financial statements for the Underlying Fund can be found at www.sec.gov.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$272,811,658

Aggregate unrealized appreciation	$36,616,129
Aggregate unrealized depreciation	—

Net unrealized appreciation	$36,616,129

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Investment Company	$309,427,787

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Growth-Income Fund–2

LVIP American International Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
American Funds Insurance Series® –
International Fund Class 1	8,327,735	$147,817,146

Total Investment Company (Cost $140,028,457)		147,817,146

TOTAL VALUE OF SECURITIES–100.06% (Cost $140,028,457)		147,817,146
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(88,133)

NET ASSETS APPLICABLE TO 11,109,447 SHARES OUTSTANDING–100.00%		$147,729,013

LVIP American International Fund–1

LVIP American International Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American International Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (the “Underlying Fund”). The Fund values an Underlying Fund that is an open-end fund at its published net asset value (“NAV”) computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Financial statements for the Underlying Fund can be found at www.sec.gov.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$140,028,457

Aggregate unrealized appreciation	$7,788,689
Aggregate unrealized depreciation	—

Net unrealized appreciation	$7,788,689

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Investment Company	$147,817,146

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American International Fund–2

LVIP American Global Balanced Allocation Managed Risk Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–35.59%
Fixed Income Funds–35.59%
American Funds Insurance Series®–
Bond Fund	56,886,318	$640,539,940
Mortgage Bond Fund	7,164,071	77,443,605

		717,983,545

Total Affiliated Investments (Cost $704,596,895)		717,983,545

UNAFFILIATED INVESTMENTS–64.53%
Asset Allocation Fund–17.39%
²American Funds®–
Capital Income Builder	5,955,894	350,921,283

		350,921,283

Equity Funds–22.33%
²American Funds®–
AMCAP Fund	5,703,496	157,245,392
American Mutual Fund	5,818,548	214,704,433
American Funds Insurance Series®–
Growth-Income Fund	1,797,420	78,583,191

		450,533,016

Fixed Income Funds–6.75%
²American Funds®–
Intermediate Bond Fund of America	2,840,385	38,742,849
American Funds Insurance Series®–
High-Income Bond Fund	5,629,307	58,544,797
U.S. Government/AAA-Rated Securities Fund	3,104,050	38,800,629

		136,088,275

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
International Equity Funds–12.60%
²American Funds®–
EuroPacific Growth Fund	2,047,274	$97,777,787
New Perspective Fund	1,561,396	58,567,967
American Funds Insurance Series®–
Global Growth & Income Fund	1,475,289	19,562,334
Global Small Capitalization Fund	2,805,605	58,693,260
New World Fund	949,905	19,568,036

		254,169,384

International Fixed Income Fund–1.93%
American Funds Insurance Series®–
† Global Bond Fund	3,236,819	39,003,671

		39,003,671

Money Market Fund–3.53%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	71,155,426	71,155,426

		71,155,426

Total Unaffiliated Investments (Cost $1,224,031,505)		1,301,871,055

TOTAL VALUE OF SECURITIES–100.12% (Cost $1,928,628,400)	2,019,854,600
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.12%)	(2,506,204)

NET ASSETS APPLICABLE TO 182,143,753 SHARES OUTSTANDING–100.00%	$2,017,348,396

²	Class R-6 shares.

†	Non-income producing for the period.

Class 1 shares.

LVIP American Global Balanced Allocation Managed Risk Fund–1

LVIP American Global Balanced Allocation Managed Risk Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)– LVIP American Global Balanced Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,928,628,400

Aggregate unrealized appreciation	$92,452,753
Aggregate unrealized depreciation	(1,226,553)

Net unrealized appreciation	$91,226,200

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Affiliated Investments	$717,983,545
Unaffiliated Investments	1,301,871,055

Total	$2,019,854,600

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occured.

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’

LVIP American Global Balanced Allocation Managed Risk Fund—2

LVIP American Global Balanced Allocation Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates (continued)

outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30,2016 were as follows:

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
American Funds Insurance Series - Bond Fund	$542,857,012	$110,391,702	$41,190,688	$(1,055,107)	$640,539,940	$3,565,048	$2,116,748
American Funds Insurance Series - Mortgage Bond Fund	77,605,293	6,371,402	7,959,010	(8,985)	77,443,605	193,726	789,253

Total	$620,462,305	$116,763,104	$49,149,698	$(1,064,092)	$717,983,545	$3,758,774	$2,906,001

LVIP American Global Balanced Allocation Managed Risk Fund—3

LVIP American Global Growth Allocation Managed Risk Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–26.79%
Fixed Income Funds–22.93%
American Funds Insurance Series® –
Bond Fund	68,757,655	$774,211,196
Mortgage Bond Fund	10,205,932	110,326,126

		884,537,322

International Equity Fund–3.86%
American Funds Insurance Series® –
New World Fund	7,216,422	148,658,295

		148,658,295

Total Affiliated Investments (Cost $1,015,316,104)		1,033,195,617

UNAFFILIATED INVESTMENTS–73.30%
Asset Allocation Fund–14.40%
²American Funds® –
Capital Income Builder	9,427,942	555,494,344

		555,494,344

Equity Funds–30.88%
²American Funds® –
AMCAP Fund	12,188,300	336,031,422
American Mutual Fund	13,054,185	481,699,423
American Funds Insurance Series® –
Growth-Income Fund	8,540,571	373,393,768

		1,191,124,613

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
Fixed Income Fund–1.92%
American Funds Insurance Series® –
High-Income Bond Fund	7,128,572	$74,137,152

		74,137,152

International Equity Funds–22.14%
²American Funds® –
EuroPacific Growth Fund	8,551,795	408,433,726
New Perspective Fund	5,931,918	222,506,235
American Funds Insurance Series® –
Global Growth & Income Fund	2,802,430	37,160,228
Global Small Capitalization Fund	8,882,643	185,824,900

		853,925,089

Money Market Fund–3.95%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	152,491,909	152,491,909

		152,491,909

	Principal Amount°

U.S. Treasury Obligation–0.01%
≠U.S. Treasury Bill
0.31% 10/20/16	318,000	317,982

		317,982

Total Unaffiliated Investments (Cost $2,682,465,708)		2,827,491,089

TOTAL VALUE OF SECURITIES–100.09% (Cost $3,697,781,812)	3,860,686,706
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.09%)	(3,512,100)

NET ASSETS APPLICABLE TO 344,037,713 SHARES OUTSTANDING–100.00%	$3,857,174,606

²	Class R-6 shares.

Class 1 shares.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

LVIP American Global Growth Allocation Managed Risk Fund–1

LVIP American Global Growth Allocation Managed Risk Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Global Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. U.S. government securities are valued at the mean between the bid and ask prices, which approximates fair value. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$3,697,781,812

Aggregate unrealized appreciation	$176,069,890
Aggregate unrealized depreciation	(13,164,996)

Net unrealized appreciation	$162,904,894

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Total
Affiliated Investments	$1,033,195,617	$—	$1,033,195,617
Unaffiliated Investments	2,827,173,107	—	2,827,173,107
U.S. Treasury Obligation	—	317,982	317,982

Total	$3,860,368,724	$317,982	$3,860,686,706

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occured.

LVIP American Global Growth Allocation Managed Risk Fund—2

LVIP American Global Growth Allocation Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016 were as follows:

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
American Funds Insurance Series - Bond Fund	$572,953,564	$223,181,207	$53,764,637	$(861,029)	$774,211,196	$4,084,905	$2,425,412
American Funds Insurance Series - Global Small Capitalization Fund*	262,717,530	—	—	—	—	—	—
American Funds Insurance Series - High-Income Bond Fund*	148,932,026	—	—	—	—	—	—
American Funds Insurance Series - Mortgage Bond Fund	114,677,342	7,734,479	14,179,308	11,653	110,326,126	280,392	1,142,338
American Funds Insurance Series - New World Fund	—	39,877,325	16,546,707	(3,854,705)	148,658,295	147,096	—

Total	$1,099,280,462	$270,793,011	$84,490,652	$(4,704,081)	$1,033,195,617	$4,512,393	$3,567,750

*Investment company is no longer an affiliate of the Fund as of September 30, 2016.

LVIP American Global Growth Allocation Managed Risk Fund—3

LVIP American Preservation Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–6.97%
Fixed Income Fund–4.98%
American Funds Insurance Series® –
Mortgage Bond Fund	2,593,493	$28,035,661

		28,035,661

Money Market Fund–1.99%
*Lincoln Variable Insurance Products Trust–
LVIP Government Money Market Fund (seven-day effective yield 0.04%)	1,118,342	11,183,424

		11,183,424

Total Affiliated Investments (Cost $38,643,286)		39,219,085

UNAFFILIATED INVESTMENTS–92.87%
Fixed Income Funds–91.78%
²American Funds® –
Bond Fund of America	2,572,132	33,772,094
Intermediate Bond Fund of America	11,101,910	151,430,055
Short-Term Bond Fund of America	19,603,182	196,031,816

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
Fixed Income Funds (continued)
American Funds Insurance Series® –
Bond Fund	4,493,147	$50,592,838
High-Income Bond Fund	1,630,255	16,954,654
U.S. Government/AAA-Rated Securities Fund	5,393,709	67,421,368

		516,202,825

International Fixed Income Fund–1.01%
American Funds Insurance Series® –
†Global Bond Fund	468,686	5,647,661

		5,647,661

Money Market Fund–0.08%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	458,123	458,123

		458,123

Total Unaffiliated Investments (Cost $516,328,802)		522,308,609

TOTAL VALUE OF SECURITIES–99.84% (Cost $554,972,088)	561,527,694
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	885,494

NET ASSETS APPLICABLE TO 56,051,321 SHARES OUTSTANDING–100.00%	$562,413,188

² Class R-6 shares.

† Non-income producing for the period.

* Standard Class shares.

Class 1 shares.

LVIP American Preservation Fund–1

LVIP American Preservation Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Preservation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S.GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests significantly all of its assets in other open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”), American Funds Insurance Series® Funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$554,972,088

Aggregate unrealized appreciation	$6,555,606
Aggregate unrealized depreciation	—

Net unrealized appreciation	$6,555,606

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Affiliated Investments	$39,219,085
Unaffiliated Investments	522,308,609

Total	$561,527,694

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Preservation Fund—2

LVIP American Preservation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investment companies’ outstanding securities (non- LVIP Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016 were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
American Funds Insurance Series® - Mortgage Bond Fund	$21,819,222	$7,129,810	$1,356,411	$(7,177)	$28,035,661	$63,919	$260,409
LVIP Government Money Market Fund	13,093,130	3,340,664	5,250,369	—	11,183,424	2,175	—

Total	$34,912,352	$10,470,474	$6,606,780	$(7,177)	$39,219,085	$66,094	$260,409

LVIP American Preservation Fund––3

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–77.40%
U.S. MARKETS–45.30%
Aerospace & Defense–2.17%
Boeing	305	$40,181
General Dynamics	332	51,513
L-3 Communications Holdings	300	45,219
Lockheed Martin	23	5,514
Northrop Grumman	373	79,803
Raytheon	301	40,975
Textron	285	11,329
United Technologies	195	19,812

		294,346

Airlines–1.64%
Delta Air Lines	1,170	46,051
Southwest Airlines	2,077	80,775
†United Continental Holdings	1,813	95,128

		221,954

Auto Components–0.45%
Goodyear Tire & Rubber	112	3,618
Lear	477	57,822

		61,440

Automobiles–0.25%
General Motors	1,051	33,390

		33,390

Banks–2.49%
Citigroup	516	24,371
Comerica	353	16,704
JPMorgan Chase & Co.	780	51,940
PNC Financial Services Group	1,593	143,513
SunTrust Banks	1,017	44,545
Wells Fargo & Co.	1,273	56,368

		337,441

Beverages–0.65%
Coca-Cola	234	9,903
Dr Pepper Snapple Group	94	8,583
PepsiCo	635	69,069

		87,555

Biotechnology–0.94%
†Biogen	93	29,112
Gilead Sciences	1,006	79,595
†United Therapeutics	154	18,184

		126,891

Building Products–0.14%
Masco	570	19,557

		19,557

Chemicals–1.10%
Celanese Class A	326	21,699
Dow Chemical	643	33,327

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Chemicals (continued)
Eastman Chemical	160	$10,829
EI du Pont de Nemours & Co.	295	19,756
LyondellBasell Industries Class A	507	40,895
Monsanto	138	14,104
WR Grace & Co.	125	9,225

		149,835

Commercial Services & Supplies–0.38%
Cintas	30	3,378
Waste Management	763	48,649

		52,027

Communications Equipment–0.45%
Cisco Systems	1,567	49,705
†F5 Networks	51	6,357
Juniper Networks	226	5,438

		61,500

Construction & Engineering–0.08%
†Jacobs Engineering Group	116	6,000
SNC-Lavalin Group	129	5,067

		11,067

Consumer Finance–0.21%
Capital One Financial	80	5,746
Discover Financial Services	100	5,655
Synchrony Financial	619	17,332

		28,733

Containers & Packaging–0.23%
†Crown Holdings	181	10,333
International Paper	270	12,955
Sealed Air	160	7,331

		30,619

Diversified Consumer Services–0.20%
H&R Block	1,173	27,155

		27,155

Diversified Financial Services–0.41%
†Berkshire Hathaway Class B	386	55,765

		55,765

Diversified Telecommunication Services–0.41%
AT&T	78	3,168
Verizon Communications	999	51,928

		55,096

Electric Utilities–1.89%
American Electric Power	743	47,708
Entergy	703	53,941
Exelon	876	29,162
FirstEnergy	3,031	100,265
Pinnacle West Capital	123	9,347

LVIP AQR Enhanced Global Strategies Fund–1

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Electric Utilities (continued)
PPL	447	$15,453

		255,876

Electronic Equipment, Instruments & Components–0.51%
†Arrow Electronics	611	39,086
Avnet	438	17,984
†Flextronics International	926	12,612

		69,682

Equity Real Estate Investment Trusts–1.36%
American Tower	150	16,999
AvalonBay Communities	42	7,469
Boston Properties	100	13,629
Crown Castle International	100	9,421
Digital Realty Trust	49	4,759
Equinix	19	6,845
Equity Residential	100	6,433
Essex Property Trust	21	4,677
Extra Space Storage	42	3,335
Federal Realty Investment Trust	25	3,848
General Growth Properties	200	5,520
HCP	168	6,376
Host Hotels & Resorts	334	5,200
Kimco Realty	148	4,285
Macerich	48	3,882
Prologis	200	10,708
Public Storage	47	10,488
Realty Income	79	5,287
Simon Property Group	100	20,701
SL Green Realty	34	3,675
Ventas	100	7,063
Vornado Realty Trust	100	10,121
Welltower	100	7,477
Weyerhaeuser	200	6,388

		184,586

Food & Staples Retailing–0.74%
†Rite Aid	307	2,361
Walgreens Boots Alliance	156	12,577
Wal-Mart Stores	1,182	85,246

		100,184

Food Products–2.71%
Archer-Daniels-Midland	1,371	57,815
Bunge	585	34,650
ConAgra Foods	1,385	65,247
General Mills	152	9,710
Ingredion	208	27,676
JM Smucker	53	7,184
Kraft Heinz	200	17,902
Mondelez International	772	33,891

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Food Products (continued)
Tyson Foods Class A	1,525	$113,872

		367,947

Gas Utilities–0.42%
UGI	1,260	57,002

		57,002

Health Care Equipment & Supplies–0.18%
Baxter International	234	11,138
†Edwards Lifesciences	115	13,864

		25,002

Health Care Providers & Services–2.29%
Aetna	125	14,431
AmerisourceBergen	78	6,301
Anthem	336	42,104
Cardinal Health	333	25,874
Cigna	74	9,644
†Express Scripts Holding	290	20,454
Humana	15	2,653
McKesson	267	44,522
Quest Diagnostics	276	23,358
UnitedHealth Group	739	103,460
Universal Health Services Class B	145	17,867

		310,668

Hotels, Restaurants & Leisure–0.64%
Carnival	334	16,306
Darden Restaurants	346	21,217
Las Vegas Sands	578	33,258
Marriott International Class A	43	2,909
†MGM Resorts International	131	3,410
Yum Brands	110	9,989

		87,089

Household Durables–0.19%
DR Horton	832	25,126

		25,126

Household Products–1.24%
Kimberly-Clark	300	37,842
Procter & Gamble	1,449	130,048

		167,890

Industrial Conglomerates–0.14%
General Electric	663	19,638

		19,638

Insurance–1.26%
Allstate	1,010	69,872
American International Group	523	31,035
MetLife	213	9,464
Progressive	392	12,348

LVIP AQR Enhanced Global Strategies Fund–2

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Insurance (continued)
Travelers	423	$48,455

		171,174

Internet & Direct Marketing Retail–0.96%
†Amazon.com	155	129,783

		129,783

Internet Software & Services–2.55%
†Akamai Technologies	110	5,829
†Alphabet Class A	122	98,095
†Alphabet Class C	97	75,397
†eBay	1,882	61,918
†Facebook Class A	766	98,255
†LinkedIn Class A	36	6,880

		346,374

IT Services–0.63%
Accenture Class A	182	22,235
†Cognizant Technology Solutions Class A	456	21,756
International Business Machines	70	11,119
@Xerox	2,962	30,005

		85,115

Leisure Products–0.16%
Hasbro	279	22,133

		22,133

Life Sciences Tools & Services–0.29%
Agilent Technologies	761	35,835
†Quintiles IMS Holdings	43	3,486

		39,321

Machinery–0.20%
Cummins	216	27,680

		27,680

Media–0.36%
†Charter Communications Class A	39	10,529
Comcast Class A	218	14,462
TEGNA	462	10,099
Time Warner	177	14,091

		49,181

Metals & Mining–0.19%
Freeport-McMoRan	1,015	11,023
Newmont Mining	303	11,905
Nucor	64	3,165

		26,093

Multiline Retail–0.24%
Macy’s	627	23,230

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Multiline Retail (continued)
Target	134	$9,203

		32,433

Multi-Utilities–0.76%
Ameren	590	29,016
CenterPoint Energy	562	13,055
DTE Energy	112	10,491
Public Service Enterprise Group	1,211	50,705

		103,267

Oil, Gas & Consumable Fuels–1.93%
Chevron	147	15,129
ConocoPhillips	257	11,172
Exxon Mobil	746	65,111
Kinder Morgan	1,083	25,050
Marathon Petroleum	646	26,221
Phillips 66	241	19,413
Tesoro	587	46,702
Valero Energy	863	45,739
Williams	238	7,314

		261,851

Pharmaceuticals–1.81%
Johnson & Johnson	961	113,523
†Mallinckrodt	356	24,842
Merck	800	49,928
Pfizer	1,622	54,937
†Valeant Pharmaceuticals International	100	2,454

		245,684

Professional Services–0.37%
ManpowerGroup	217	15,680
Robert Half International	929	35,172

		50,852

Semiconductors & Semiconductor Equipment–2.58%
Applied Materials	3,230	97,385
Intel	2,070	78,143
Lam Research	78	7,387
Maxim Integrated Products	646	25,795
QUALCOMM	1,315	90,077
Texas Instruments	442	31,020
Xilinx	385	20,921

		350,728

Software–2.08%
†Citrix Systems	410	34,940
†Dell Technologies Class V	67	3,203
†Electronic Arts	40	3,416
Microsoft	3,135	180,576
†Nuance Communications	1,358	19,691

LVIP AQR Enhanced Global Strategies Fund–3

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Software (continued)
Oracle	1,043	$40,969

		282,795

Specialty Retail–1.14%
Best Buy	929	35,469
Foot Locker	207	14,018
Home Depot	348	44,781
Lowe’s	545	39,354
Staples	743	6,353
TJX	200	14,956

		154,931

Technology Hardware, Storage & Peripherals–2.60%
Apple	1,965	222,143
HP	8,445	131,151

		353,294

Tobacco–0.68%
Altria Group	1,106	69,932
Philip Morris International	228	22,166

		92,098

Total U.S. Markets (Cost $5,535,160)		6,149,848

§DEVELOPED MARKETS–31.93%
Aerospace & Defense–0.18%
Thales	263	24,217

		24,217

Air Freight & Logistics–0.38%
Royal Mail	8,205	52,066

		52,066

Airlines–0.25%
International Consolidated Airlines Group	3,708	19,239
Japan Airlines	500	14,698

		33,937

Auto Components–0.30%
Cie Generale des Etablissements Michelin	318	35,214
Continental	15	3,160
Sumitomo Electric Industries	200	2,827

		41,201

Automobiles–1.02%
Ferrari	64	3,326
Fiat Chrysler Automobiles	3,825	24,312
Fuji Heavy Industries	1,100	41,271
Mazda Motor	1,500	23,013
Mitsubishi Motors	200	934

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Automobiles (continued)
†Peugeot	1,264	$19,302
Renault	38	3,126
Toyota Motor	400	23,203

		138,487

Banks–2.03%
Banco Santander	6,189	27,457
Bank of Montreal	332	21,755
Barclays	5,910	12,813
BNP Paribas	1,201	61,772
Canadian Imperial Bank of Commerce	279	21,634
Commerzbank	1,831	11,830
HSBC Holdings	1,705	12,816
ING Groep	1,036	12,790
Lloyds Banking Group	5,835	4,122
Mediobanca	412	2,681
Mitsubishi UFJ Financial Group	1,886	9,555
Mizuho Financial Group	4,000	6,742
Resona Holdings	1,500	6,308
Societe Generale	1,030	35,632
Sumitomo Mitsui Financial Group	600	20,268
Sumitomo Mitsui Trust Holdings	100	3,267
Westpac Banking	208	4,732

		276,174

Beverages–0.70%
Carlsberg Class B	161	15,387
†Coca-Cola HBC	2,688	62,446
SABMiller	298	17,358

		95,191

Biotechnology–0.14%
Shire	287	18,558

		18,558

Building Products–0.03%
Cie de Saint-Gobain	102	4,414

		4,414

Capital Markets–0.24%
3i Group	276	2,327
ASX	46	1,704
Hong Kong Exchanges & Clearing	300	7,940
Investec	529	3,225
Macquarie Group	275	17,392

		32,588

Chemicals–1.94%
BASF	90	7,706
#Covestro 144A	937	55,450
Evonik Industries	1,524	51,594
Hitachi Chemical	1,300	29,870
Incitec Pivot	1,472	3,199

LVIP AQR Enhanced Global Strategies Fund–4

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Chemicals (continued)
Johnson Matthey	234	$9,981
Kaneka	1,000	7,917
Mitsubishi Gas Chemical	500	7,159
Mitsui Chemicals	10,000	47,568
Nitto Denko	100	6,495
Orica	422	4,944
Sumitomo Chemical	4,000	17,774
Syngenta	30	13,138

		262,795

Commercial Services & Supplies–0.15%
ISS	478	19,863

		19,863

Communications Equipment–0.09%
Nokia	1,078	6,248
Telefonaktiebolaget LM Ericsson Class B	844	6,094

		12,342

Construction & Engineering–0.83%
ACS Actividades de Construccion y Servicios	229	6,922
CIMIC Group	2,251	49,854
Eiffage	155	12,046
HOCHTIEF	82	11,572
Obayashi	700	6,943
Skanska Class B	155	3,621
Vinci	281	21,519

		112,477

Diversified Financial Services–0.11%
Investor Class B	123	4,497
ORIX	700	10,327

		14,824

Diversified Telecommunication Services–1.37%
BT Group	1,644	8,271
Deutsche Telekom	1,073	18,027
Elisa	314	11,572
Nippon Telegraph & Telephone	700	32,015
Orange	2,452	38,417
PCCW	1,000	616
Proximus SADP	794	23,753
†TDC	8,336	49,094
Telstra	1,194	4,761

		186,526

Electric Utilities–1.13%
Chubu Electric Power	845	12,295
Endesa	3,589	76,947
Enel	9,663	43,065
Fortum	489	7,902

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Electric Utilities (continued)
†Tokyo Electric Power Holdings	3,000	$12,996

		153,205

Electrical Equipment–0.96%
†ABB	1,262	28,443
Mitsubishi Electric	1,000	12,817
OSRAM Licht	869	51,051
Prysmian	809	21,184
Vestas Wind Systems	199	16,438

		129,933

Electronic Equipment, Instruments & Components–0.34%
Hitachi High-Technologies	600	24,019
TDK	200	13,400
Yokogawa Electric	600	7,993

		45,412

Equity Real Estate Investment Trusts–0.33%
British Land	589	4,824
Goodman Group	814	4,562
Japan Retail Fund Investment	2	4,933
Klepierre	77	3,535
Land Securities Group	258	3,536
Link REIT	1,000	7,382
Scentre Group	1,243	4,487
Unibail-Rodamco	32	8,628
Westfield	470	3,517

		45,404

Food & Staples Retailing–0.24%
Koninklijke Ahold Delhaize	768	17,492
METRO	360	10,716
Seven & i Holdings	100	4,728

		32,936

Food Products–1.67%
Ajinomoto	1,000	22,296
MEIJI Holdings	300	29,787
Nestle	1,320	104,233
Saputo	94	3,266
Tate & Lyle	4,920	47,757
#WH Group 144A	23,500	18,994

		226,333

Gas Utilities–0.10%
Snam	2,457	13,624

		13,624

Health Care Equipment & Supplies–0.09%
Hoya	300	12,068

		12,068

LVIP AQR Enhanced Global Strategies Fund–5

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Hotels, Restaurants & Leisure–0.26%
Aristocrat Leisure	1,275	$15,513
William Hill	5,035	19,863

		35,376

Household Durables–0.97%
Electrolux Class B	1,194	29,906
Panasonic	2,200	22,003
Persimmon	2,443	57,441
Sekisui House	100	1,704
Taylor Wimpey	6,591	13,146
Techtronic Industries	2,000	7,835

		132,035

Household Products–0.16%
Svenska Cellulosa Class B	725	21,519

		21,519

Independent Power & Renewable Electricity Producers–0.02%
†Uniper Se	265	3,251

		3,251

Industrial Conglomerates–0.13%
Siemens	147	17,237

		17,237

Insurance–2.59%
Ageas	655	23,949
Allianz	201	29,871
Assicurazioni Generali	581	7,090
CNP Assurances	1,367	22,967
Everest Re Group	42	7,979
Fairfax Financial Holdings	29	16,992
Great-West Lifeco Class A	100	2,461
Hannover Rueck	267	28,621
Industrial Alliance Insurance & Financial Services	1,289	46,404
MS&AD Insurance Group Holdings	1,000	27,871
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	169	31,563
NN Group	1,408	43,226
Power Corp of Canada	100	2,118
QBE Insurance Group	1,476	10,562
Sompo Holdings	200	5,927
†Swiss Life Holding	90	23,339
Swiss Re	231	20,864

		351,804

Internet Software & Services–0.21%
Mixi	800	28,985

		28,985

IT Services–0.81%
Atos	603	64,918

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
IT Services (continued)
Capgemini	353	$34,609
†CGI Group Class A	87	4,144
Computershare	114	904
Fujitsu	1,000	5,382

		109,957

Leisure Products–0.18%
Bandai Namco Holdings	600	18,365
Yamaha	200	6,474

		24,839

Life Sciences Tools & Services–0.31%
†Lonza Group	217	41,534

		41,534

Machinery–0.32%
Amada Holdings	2,900	30,167
Ingersoll-Rand	47	3,193
JTEKT	700	10,514

		43,874

Media–0.18%
Lagardere	174	4,431
Sky	297	3,442
WPP	678	15,937

		23,810

Metals & Mining–2.11%
Anglo American	1,833	22,859
Barrick Gold	1,344	23,797
BHP Billiton	1,438	23,235
Boliden	1,487	34,951
First Quantum Minerals	2,686	22,234
Fortescue Metals Group	6,233	23,857
†Glencore	12,948	35,454
†Kinross Gold	5,157	21,737
Newcrest Mining	733	12,373
Rio Tinto	940	31,242
South32	7,695	14,337
†Turquoise Hill Resources	1,664	4,921
Yamana Gold	3,502	15,082

		286,079

Multiline Retail–0.08%
Dollarama	81	6,324
Isetan Mitsukoshi Holdings	500	4,923

		11,247

Multi-Utilities–0.18%
Centrica	1,892	5,594
E.ON	2,654	18,863

		24,457

LVIP AQR Enhanced Global Strategies Fund–6

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Oil, Gas & Consumable Fuels–1.90%
BP	6,577	$38,336
Caltex Australia	888	23,478
Cenovus Energy	2,400	34,446
Crescent Point Energy	100	1,319
†Husky Energy	1,055	12,923
Neste	854	36,428
Origin Energy	2,095	8,835
Repsol	2,416	32,820
Royal Dutch Shell Class B	893	23,152
Santos	983	2,771
Suncor Energy	1,389	38,559
TransCanada	108	5,129

		258,196

Personal Products–0.19%
Kao	200	11,308
Unilever	315	14,906

		26,214

Pharmaceuticals–1.97%
Astellas Pharma	2,500	39,048
Bayer	204	20,488
Daiichi Sankyo	300	7,209
Galenica	19	20,205
GlaxoSmithKline	1,231	26,218
Mitsubishi Tanabe Pharma	600	12,851
Novartis	251	19,809
Orion Class B	497	19,594
Roche Holding	286	71,071
Shionogi & Co.	600	30,740

		267,233

Professional Services–0.76%
Adecco	885	49,884
Randstad Holding	539	24,510
Wolters Kluwer	667	28,515

		102,909

Real Estate Management & Development–0.90%
Cheung Kong Property Holdings	1,000	7,356
Daiwa House Industry	200	5,489
Hulic	100	1,022
Kerry Properties	1,500	4,928
LendLease Group	830	8,994
New World Development	26,000	34,094
Sino Land	16,000	28,517
Tokyu Fudosan Holdings	100	544
Wharf Holdings	1,000	7,337
Wheelock & Co.	4,000	23,759

		122,040

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Road & Rail–0.14%
Nippon Express	4,000	$18,700

		18,700

Semiconductors & Semiconductor Equipment–0.32%
ASM Pacific Technology	100	828
ASML Holding	98	10,740
Infineon Technologies	652	11,626
Marvell Technology Group	1,480	19,640

		42,834

Software–0.64%
Konami Holdings	700	27,048
Nexon	1,700	26,705
Open Text	96	6,218
Sage Group	2,746	26,237

		86,208

Specialty Retail–0.24%
Kingfisher	4,154	20,268
Shimamura	100	12,174

		32,442

Technology Hardware, Storage & Peripherals–0.22%
FUJIFILM Holdings	400	14,817
Seiko Epson	800	15,404

		30,221

Textiles, Apparel & Luxury Goods–0.44%
Li & Fung	14,000	7,214
†Michael Kors Holdings	560	26,202
Yue Yuen Industrial Holdings	6,400	26,450

		59,866

Tobacco–0.99%
Imperial Brands	1,162	59,809
Japan Tobacco	477	19,526
Swedish Match	1,486	54,524

		133,859

Wireless Telecommunication Services–0.09%
NTT DOCOMO	500	12,701

		12,701

Total Developed Markets (Cost $4,072,232)		4,334,002

×EMERGING MARKETS–0.17%
Machinery–0.17%
Yangzijiang Shipbuilding Holdings	42,500	23,510

		23,510

LVIP AQR Enhanced Global Strategies Fund–7

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Machinery (continued)
Total Emerging Markets (Cost $27,791)		$23,510

Total Common Stock (Cost $9,635,183)		10,507,360

PREFERRED STOCK–0.04%
Porsche Automobil Holding 2.15%	108	5,524

Total Preferred Stock (Cost $5,265)		5,524

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–9.88%
AQR Managed Futures Strategy Fund Class I	33,055	$334,844
AQR Style Premia Alternative Fund Class I	102,077	1,006,480

Total Investment Companies (Cost $1,359,800)		1,341,324

MONEY MARKET FUND–12.33%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	1,672,993	1,672,993

Total Money Market Fund (Cost $1,672,993)		1,672,993

TOTAL VALUE OF SECURITIES–99.65% (Cost $12,673,241)	13,527,201
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.35%	47,563

NET ASSETS APPLICABLE TO 1,294,265 SHARES OUTSTANDING–100.00%	$13,574,764

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2016, the aggregate value of Rule 144A securities was $74,444, which represents 0.55% of the Fund’s net assets.

†	Non-income producing for the period.

«	Includes $16,867 cash collateral held at broker and $721 foreign currencies collateral due to broker for futures contracts as of September 30, 2016.

@	Illiquid security. At September 30, 2016, the aggregate value of illiquid securities was $30,005, which represents 0.22% of the Fund’s net assets.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

LVIP AQR Enhanced Global Strategies Fund–8

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
2	10Yr JGB	$299,082	$300,419	12/13/16	$1,337
1	E-mini MSCI EAFE Index	84,437	85,335	12/19/16	898
1	E-mini S&P 500 Index	107,595	108,020	12/19/16	425
1	Euro-Bund	185,016	186,139	12/9/16	1,123
(1)	Long Gilt	(169,924)	(168,823)	12/29/16	1,101
2	U.S. Treasury 10 yr Notes	262,519	262,250	12/21/16	(269)

					$4,615

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

IT–Information Technology

JGB–Japanese Government Bond

yr–Year

LVIP AQR Enhanced Global Strategies Fund–9

LVIP AQR Enhanced Global Strategies Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP AQR Enhanced Global Strategies Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at published net asset value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$12,673,241

Aggregate unrealized appreciation	$1,246,585
Aggregate unrealized depreciation	(392,625)

Net unrealized appreciation	$853,960

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP AQR Enhanced Global Strategies Fund–10

LVIP AQR Enhanced Global Strategies Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Total
Common Stock
U.S. Markets
Aerospace & Defense	$294,346	$—	$294,346
Airlines	221,954	—	221,954
Auto Components	61,440	—	61,440
Automobiles	33,390	—	33,390
Banks	337,441	—	337,441
Beverages	87,555	—	87,555
Biotechnology	126,891	—	126,891
Building Products	19,557	—	19,557
Chemicals	149,835	—	149,835
Commercial Services & Supplies	52,027	—	52,027
Communications Equipment	61,500	—	61,500
Construction & Engineering	11,067	—	11,067
Consumer Finance	28,733	—	28,733
Containers & Packaging	30,619	—	30,619
Diversified Consumer Services	27,155	—	27,155
Diversified Financial Services	55,765	—	55,765
Diversified Telecommunication Services	55,096	—	55,096
Electric Utilities	255,876	—	255,876
Electronic Equipment, Instruments & Components	69,682	—	69,682
Equity Real Estate Investment Trusts	184,586	—	184,586
Food & Staples Retailing	100,184	—	100,184
Food Products	367,947	—	367,947
Gas Utilities	57,002	—	57,002
Health Care Equipment & Supplies	25,002	—	25,002
Health Care Providers & Services	310,668	—	310,668
Hotels, Restaurants & Leisure	87,089	—	87,089
Household Durables	25,126	—	25,126
Household Products	167,890	—	167,890
Industrial Conglomerates	19,638	—	19,638
Insurance	171,174	—	171,174
Internet & Direct Marketing Retail	129,783	—	129,783
Internet Software & Services	346,374	—	346,374
IT Services	55,110	30,005	85,115
Leisure Products	22,133	—	22,133
Life Sciences Tools & Services	39,321	—	39,321
Machinery	27,680	—	27,680
Media	49,181	—	49,181
Metals & Mining	26,093	—	26,093
Multiline Retail	32,433	—	32,433
Multi-Utilities	103,267	—	103,267
Oil, Gas & Consumable Fuels	261,851	—	261,851
Pharmaceuticals	245,684	—	245,684
Professional Services	50,852	—	50,852
Semiconductors & Semiconductor Equipment	350,728	—	350,728
Software	282,795	—	282,795
Specialty Retail	154,931	—	154,931
Technology Hardware, Storage & Peripherals	353,294	—	353,294
Tobacco	92,098	—	92,098
Developed Markets
Aerospace & Defense	—	24,217	24,217
Air Freight & Logistics	—	52,066	52,066

LVIP AQR Enhanced Global Strategies Fund–11

LVIP AQR Enhanced Global Strategies Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Total
Airlines	$—	$33,937	$33,937
Auto Components	—	41,201	41,201
Automobiles	—	138,487	138,487
Banks	56,179	219,995	276,174
Beverages	—	95,191	95,191
Biotechnology	—	18,558	18,558
Building Products	—	4,414	4,414
Capital Markets	—	32,588	32,588
Chemicals	—	262,795	262,795
Commercial Services & Supplies	—	19,863	19,863
Communications Equipment	—	12,342	12,342
Construction & Engineering	—	112,477	112,477
Diversified Financial Services	—	14,824	14,824
Diversified Telecommunication Services	—	186,526	186,526
Electric Utilities	—	153,205	153,205
Electrical Equipment	—	129,933	129,933
Electronic Equipment, Instruments & Components	—	45,412	45,412
Equity Real Estate Investment Trusts	—	45,404	45,404
Food & Staples Retailing	—	32,936	32,936
Food Products	3,266	223,067	226,333
Gas Utilities	—	13,624	13,624
Health Care Equipment & Supplies	—	12,068	12,068
Hotels, Restaurants & Leisure	—	35,376	35,376
Household Durables	—	132,035	132,035
Household Products	—	21,519	21,519
Independent Power & Renewable Electricity Producers	3,251	—	3,251
Industrial Conglomerates	—	17,237	17,237
Insurance	75,954	275,850	351,804
Internet Software & Services	—	28,985	28,985
IT Services	4,144	105,813	109,957
Leisure Products	—	24,839	24,839
Life Sciences Tools & Services	—	41,534	41,534
Machinery	3,193	40,681	43,874
Media	—	23,810	23,810
Metals & Mining	87,771	198,308	286,079
Multiline Retail	6,324	4,923	11,247
Multi-Utilities	—	24,457	24,457
Oil, Gas & Consumable Fuels	92,376	165,820	258,196
Personal Products	—	26,214	26,214
Pharmaceuticals	—	267,233	267,233
Professional Services	—	102,909	102,909
Real Estate Management & Development	—	122,040	122,040
Road & Rail	—	18,700	18,700
Semiconductors & Semiconductor Equipment	19,640	23,194	42,834
Software	6,218	79,990	86,208
Specialty Retail	—	32,442	32,442
Technology Hardware, Storage & Peripherals	—	30,221	30,221
Textiles, Apparel & Luxury Goods	26,202	33,664	59,866
Tobacco	—	133,859	133,859
Wireless Telecommunication Services	—	12,701	12,701
Emerging Markets
Machinery	—	23,510	23,510
Preferred Stock	—	5,524	5,524
Investment Companies	1,341,324	—	1,341,324

LVIP AQR Enhanced Global Strategies Fund–12

LVIP AQR Enhanced Global Strategies Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Total
Money Market Fund	$1,672,993	$—	$1,672,993

Total	$9,518,678	$4,008,523	$13,527,201

Futures Contracts	$4,615	$—	$4,615

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Subsequent Events

On June 7, 2016, the Board of Trustees of the Fund approved a plan of liquidation (“Plan”) for the Fund, and submission of the Plan to the beneficial owners of the Fund, including contract owners of variable life insurance policies and variable annuity contracts who have selected the Fund for investment through those policies or contracts and therefore have a beneficial interest in shares of the Fund (“Beneficial Owners”). The Plan was approved by the Fund’s Beneficial Owners at a shareholder meeting held on November 15, 2016, and the liquidation is expected to be effective December 9, 2016.

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP AQR Enhanced Global Strategies Fund–13

LVIP Baron Growth Opportunities Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.63%
Biotechnology–0.17%
†Juno Therapeutics	29,000	$870,290

		870,290

Building Products–5.44%
†Caesarstone Sdot-Yam	224,000	8,447,040
†Masonite International	150,000	9,325,500
†Trex	170,000	9,982,400

		27,754,940

Capital Markets–8.87%
Cohen & Steers	215,000	9,191,250
FactSet Research Systems	50,900	8,250,890
Financial Engines	215,000	6,387,650
Moelis & Co. Class A	158,500	4,262,065
Morningstar	84,403	6,690,626
MSCI Class A	125,000	10,492,500

		45,274,981

Diversified Consumer Services–4.55%
†Bright Horizons Family Solutions	165,000	11,036,850
†Nord Anglia Education	558,414	12,162,257

		23,199,107

Diversified Telecommunication Services–0.83%
†Iridium Communications	519,673	4,214,548

		4,214,548

Electrical Equipment–0.60%
Littelfuse	23,870	3,074,695

		3,074,695

Equity Real Estate Investment Trusts–8.42%
Alexander’s	11,500	4,825,400
Alexandria Real Estate Equities	57,000	6,199,890
American Assets Trust	100,000	4,338,000
Douglas Emmett	330,000	12,087,900
Gaming and Leisure Properties	463,358	15,499,325

		42,950,515

Food & Staples Retailing–2.66%
†Performance Food Group	260,000	6,448,000
†Smart & Final Stores	560,000	7,151,200

		13,599,200

Food Products–2.25%
†TreeHouse Foods	132,000	11,509,080

		11,509,080

Health Care Equipment & Supplies–4.41%
†IDEXX Laboratories	132,600	14,947,998
†Neogen	32,550	1,820,847
West Pharmaceutical Services	76,910	5,729,795

		22,498,640

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Technology–1.33%
†Inovalon Holdings Class A	462,243	$6,799,595

		6,799,595

Hotels, Restaurants & Leisure–17.10%
Choice Hotels International	310,000	13,974,800
ClubCorp Holdings	329,089	4,761,918
Marriott Vacations Worldwide	197,500	14,480,700
†Panera Bread Class A	36,000	7,009,920
†Penn National Gaming	249,940	3,391,686
†Pinnacle Entertainment	303,819	3,749,126
Red Rock Resorts Class A	140,000	3,302,600
Vail Resorts	233,300	36,600,104

		87,270,854

Household Products–1.51%
Church & Dwight	161,000	7,715,120

		7,715,120

Insurance–5.64%
†Arch Capital Group	230,000	18,229,800
Primerica	199,031	10,554,614

		28,784,414

Internet & Direct Marketing Retail–1.07%
†AO World	2,487,293	5,448,399

		5,448,399

Internet Software & Services–5.18%
†Benefitfocus	189,112	7,549,351
†CoStar Group	87,351	18,914,112

		26,463,463

IT Services–6.60%
Booz Allen Hamilton Holding	188,500	5,958,485
†Gartner	174,900	15,469,905
MAXIMUS	216,500	12,245,240

		33,673,630

Life Sciences Tools & Services–2.90%
Bio-Techne	48,600	5,321,700
†Mettler-Toledo International	22,600	9,488,158

		14,809,858

Machinery–2.71%
†Middleby	112,000	13,845,440

		13,845,440

Media–1.31%
Manchester United Class A	396,063	6,685,543

		6,685,543

Multiline Retail–0.50%
Hudson’s Bay	200,000	2,570,220

		2,570,220

LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software–6.57%
†ANSYS	126,300	$11,696,643
†Guidewire Software	95,000	5,698,100
Pegasystems	132,500	3,907,425
SS&C Technologies Holdings	380,000	12,217,000

		33,519,168

Specialty Retail–1.93%
Dick’s Sporting Goods	174,000	9,869,280

		9,869,280

Textiles, Apparel & Luxury Goods–3.91%
†Under Armour Class A	274,000	10,598,320
†Under Armour Class C	275,944	9,343,464

		19,941,784

Thrifts & Mortgage Finance–0.19%
†Essent Group	36,000	957,960

		957,960

Trading Companies & Distributors–0.98%
Air Lease	175,000	5,001,500

		5,001,500

Total Common Stock (Cost $242,478,406)		498,302,224

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK–0.17%
Iridium Communications 6.75% exercise price $7.47	2,926	$877,624

Total Convertible Preferred Stock (Cost $731,500)		877,624

MASTER LIMITED PARTNERSHIPS–1.33%
Carlyle Group	162,500	2,530,125
Oaktree Capital Group	100,000	4,240,000

Total Master Limited Partnerships (Cost $7,657,305)		6,770,125

MONEY MARKET FUND–0.72%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	3,677,992	3,677,992

Total Money Market Fund (Cost $3,677,992)		3,677,992

TOTAL VALUE OF SECURITIES–99.85% (Cost $254,545,203)	509,627,965
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	761,329

NET ASSETS APPLICABLE TO 12,677,887 SHARES OUTSTANDING–100.00%	$510,389,294

†	Non-income producing for the period.

IT–Information Technology

LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunities Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Baron Growth Opportunities Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$254,545,203

Aggregate unrealized appreciation	$264,710,911
Aggregate unrealized depreciation	(9,628,149)

Net unrealized appreciation	$255,082,762

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Baron Growth Opportunities Fund–3

LVIP Baron Growth Opportunities Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Common Stock	$498,302,224
Convertible Preferred Stock	877,624
Master Limited Partnerships	6,770,125
Money Market Fund	3,677,992

Total	$509,627,965

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Baron Growth Opportunities Fund–4

LVIP BlackRock Dividend Value Managed Volatility Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–90.47%
Aerospace & Defense–3.88%
Lockheed Martin	75,714	$18,150,160
Northrop Grumman	47,740	10,213,973
Raytheon	87,520	11,914,098

		40,278,231

Air Freight & Logistics–0.71%
United Parcel Service Class B	66,910	7,317,278

		7,317,278

Banks–11.24%
Bank of America	1,393,440	21,807,336
Bank of Hawaii	35,966	2,611,851
BB&T	42,474	1,602,119
Citigroup	344,280	16,260,344
FNB	52,811	649,575
JPMorgan Chase & Co.	345,030	22,975,548
KeyCorp	178,890	2,177,091
PacWest Bancorp	75,513	3,240,263
People’s United Financial	60,311	954,120
SunTrust Banks	289,905	12,697,839
Trustmark	54,626	1,505,493
U.S. Bancorp	223,560	9,588,488
United Bankshares	48,990	1,845,453
Valley National Bancorp	67,232	654,167
Wells Fargo & Co.	406,740	18,010,447

		116,580,134

Beverages–1.58%
Coca-Cola	241,061	10,201,702
Diageo	214,638	6,148,001

		16,349,703

Capital Markets–3.85%
CME Group	138,091	14,433,271
†Donnelley Financial Solutions	10,912	316,444
Federated Investors Class B	47,851	1,417,825
Goldman Sachs Group	36,210	5,839,587
Invesco	178,594	5,584,634
Morgan Stanley	332,810	10,669,889
Waddell & Reed Financial Class A	95,388	1,732,246

		39,993,896

Chemicals–2.23%
Dow Chemical	167,810	8,697,592
EI du Pont de Nemours & Co.	148,160	9,922,275
Huntsman	53,599	872,056
Olin	67,660	1,388,383
Praxair	18,430	2,226,897

		23,107,203

Commercial Services & Supplies–0.49%
†LSC Communications	10,912	408,104
Pitney Bowes	48,916	888,315
RR Donnelley & Sons	87,419	1,374,227

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Waste Management	37,862	$2,414,081

		5,084,727

Communications Equipment–0.59%
Motorola Solutions	79,680	6,077,990

		6,077,990

Consumer Finance–0.20%
American Express	31,662	2,027,634

		2,027,634

Containers & Packaging–1.50%
International Paper	136,484	6,548,502
Packaging Corp. of America	51,753	4,205,449
Sonoco Products	40,671	2,148,649
WestRock	54,428	2,638,669

		15,541,269

Distributors–0.35%
Genuine Parts	36,582	3,674,662

		3,674,662

Diversified Telecommunication Services–1.76%
AT&T	66,764	2,711,286
BCE	45,340	2,093,801
CenturyLink	88,843	2,436,963
Verizon Communications	211,070	10,971,419

		18,213,469

Electric Utilities–5.14%
Alliant Energy	85,897	3,290,714
American Electric Power	45,275	2,907,108
Edison International	35,644	2,575,279
Entergy	59,273	4,548,017
Eversource Energy	41,027	2,222,843
Exelon	192,778	6,417,580
FirstEnergy	51,853	1,715,297
Great Plains Energy	45,047	1,229,333
IDACORP	36,605	2,865,439
NextEra Energy	115,630	14,143,862
OGE Energy	54,964	1,737,962
PG&E	41,267	2,524,302
Pinnacle West Capital	46,468	3,531,103
PPL	53,856	1,861,802
Xcel Energy	43,811	1,802,385

		53,373,026

Electrical Equipment–0.77%
Eaton	50,335	3,307,513
Emerson Electric	49,021	2,672,135
Rockwell Automation	16,550	2,024,727

		8,004,375

LVIP BlackRock Dividend Value Managed Volatility Fund–1

LVIP BlackRock Dividend Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services–0.68%
Helmerich & Payne	57,148	$3,846,060
Schlumberger	40,960	3,221,094

		7,067,154

Equity Real Estate Investment Trusts–0.30%
Weyerhaeuser	96,410	3,079,335

		3,079,335

Food & Staples Retailing–1.08%
Kroger	317,250	9,415,980
Sysco	36,963	1,811,557

		11,227,537

Food Products–0.61%
General Mills	38,735	2,474,392
Mondelez International	88,220	3,872,858

		6,347,250

Gas Utilities–0.12%
New Jersey Resources	37,075	1,218,285

		1,218,285

Health Care Equipment & Supplies–0.51%
Becton Dickinson	29,250	5,257,104

		5,257,104

Health Care Providers & Services–3.81%
Aetna	97,779	11,288,586
Anthem	86,830	10,880,667
Quest Diagnostics	99,130	8,389,372
UnitedHealth Group	64,390	9,014,600

		39,573,225

Hotels, Restaurants & Leisure–0.67%
Darden Restaurants	39,670	2,432,564
McDonald’s	39,134	4,514,498

		6,947,062

Household Durables–0.90%
Garmin	67,331	3,239,294
Leggett & Platt	37,171	1,694,254
Tupperware Brands	66,687	4,359,329

		9,292,877

Household Products–1.23%
Kimberly-Clark	36,669	4,625,428
Procter & Gamble	91,190	8,184,303

		12,809,731

Industrial Conglomerates–3.57%
3M	18,010	3,173,902
General Electric	772,133	22,870,579
Honeywell International	94,020	10,961,792

		37,006,273

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance–4.66%
Allstate	51,020	$3,529,564
American International Group	169,200	10,040,328
Arthur J. Gallagher & Co.	49,204	2,503,007
Cincinnati Financial	39,750	2,997,945
Marsh & McLennan	54,730	3,680,593
Mercury General	15,831	868,330
MetLife	179,710	7,984,515
Old Republic International	57,391	1,011,229
Prudential Financial	109,480	8,939,042
Travelers	59,560	6,822,598

		48,377,151

Leisure Products–0.18%
Mattel	60,292	1,825,642

		1,825,642

Machinery–0.81%
Caterpillar	55,553	4,931,440
PACCAR	58,439	3,435,044

		8,366,484

Media–2.04%
Cinemark Holdings	42,532	1,628,125
Comcast Class A	199,850	13,258,049
Meredith	58,325	3,032,317
Publicis Groupe	43,230	3,271,118

		21,189,609

Metals & Mining–0.06%
Commercial Metals	38,352	620,919

		620,919

Multiline Retail–1.03%
Dollar General	152,860	10,698,671

		10,698,671

Multi-Utilities–4.86%
Avista	46,452	1,941,229
Black Hills	37,707	2,308,423
CenterPoint Energy	68,200	1,584,286
CMS Energy	146,863	6,169,715
Dominion Resources	153,996	11,437,283
DTE Energy	57,444	5,380,779
NiSource	37,260	898,339
NorthWestern	43,213	2,486,044
Public Service Enterprise Group	190,230	7,964,930
SCANA	45,613	3,301,013
Sempra Energy	40,189	4,307,859
WEC Energy Group	44,444	2,661,307

		50,441,207

Oil, Gas & Consumable Fuels–9.74%
Anadarko Petroleum	35,610	2,256,250
Chevron	164,249	16,904,507

LVIP BlackRock Dividend Value Managed Volatility Fund–2

LVIP BlackRock Dividend Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	112,752	$4,901,329
Exxon Mobil	153,100	13,362,568
Hess	110,420	5,920,720
HollyFrontier	46,285	1,133,983
Marathon Oil	149,450	2,362,805
Marathon Petroleum	122,400	4,968,216
Occidental Petroleum	255,791	18,652,280
ONEOK	120,500	6,192,495
Pioneer Natural Resources	10,820	2,008,733
Spectra Energy	84,430	3,609,383
Suncor Energy	279,500	7,764,510
TOTAL ADR	230,416	10,990,843

		101,028,622

Paper & Forest Products–0.21%
Domtar	57,987	2,153,057

		2,153,057

Personal Products–0.91%
Nu Skin Enterprises Class A	54,528	3,532,324
Unilever New York Shares	128,470	5,922,467

		9,454,791

Pharmaceuticals–6.75%
AstraZeneca	152,861	9,898,036
Eli Lilly & Co.	36,703	2,945,783
Johnson & Johnson	101,000	11,931,130
Merck & Co.	299,722	18,705,650
Pfizer	784,552	26,572,776

		70,053,375

Professional Services–0.61%
Experian	124,720	2,491,653
Nielsen Holdings	71,270	3,817,934

		6,309,587

Road & Rail–0.43%
Union Pacific	45,542	4,441,711

		4,441,711

Semiconductors & Semiconductor Equipment–1.99%
Intel	247,709	9,351,015
NVIDIA	24,700	1,692,444
QUALCOMM	140,350	9,613,975

		20,657,434

Software–2.70%
Microsoft	274,500	15,811,200
Oracle	311,350	12,229,828

		28,041,028

Specialty Retail–1.65%
Gap	203,860	4,533,846
Guess	53,502	781,664

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
Home Depot	87,590	$11,271,081
Staples	64,000	547,200

		17,133,791

Technology Hardware, Storage & Peripherals–1.65%
Lenovo Group	5,076,000	3,387,958
Samsung Electronics GDR	13,890	10,032,787
Seagate Technology	95,272	3,672,736

		17,093,481

Thrifts & Mortgage Finance–0.08%
New York Community Bancorp	60,992	867,916

		867,916

Tobacco–1.81%
Altria Group	99,473	6,289,678
Philip Morris International	94,078	9,146,263
Reynolds American	70,352	3,317,097

		18,753,038

Water Utilities–0.18%
American Water Works	24,670	1,846,303

		1,846,303

Wireless Telecommunication Services–0.35%
SK Telecom ADR	161,700	3,654,420

		3,654,420

Total Common Stock (Cost $793,809,153)		938,457,667

MONEY MARKET FUND–9.11%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	94,537,520	94,537,520

Total Money Market Fund (Cost $94,537,520)		94,537,520

LVIP BlackRock Dividend Value Managed Volatility Fund–3

LVIP BlackRock Dividend Value Managed Volatility Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.58% (Cost $888,346,673)	$1,032,995,187
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.42%	4,380,067

NET ASSETS APPLICABLE TO 59,790,596 SHARES OUTSTANDING–100.00%	$1,037,375,254

†	Non-income producing for the period.

«	Includes $8,230,327 held at broker and $4,570,915 foreign currencies due to broker for futures contracts as of September 30, 2016.

The following futures contracts were outstanding at September 30, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(19)	British Pound Currency	$(1,567,571)	$(1,543,394)	12/20/16	$24,177
7	Dow Jones U.S. Real Estate Index	225,357	221,760	12/19/16	(3,597)
(509)	E-mini S&P 500 Index	(54,212,488)	(54,982,180)	12/19/16	(769,692)
(37)	E-mini S&P MidCap 400 Index	(5,582,370)	(5,733,520)	12/19/16	(151,150)
(18)	Euro Currency	(2,540,655)	(2,537,325)	12/20/16	3,330
(78)	Euro STOXX 50 Index	(2,594,712)	(2,623,382)	12/19/16	(28,670)
(17)	FTSE 100 Index	(1,468,514)	(1,511,019)	12/19/16	(42,505)
(15)	Japanese Yen Currency	(1,834,369)	(1,854,469)	12/20/16	(20,100)
(11)	Nikkei 225 Index (OSE)	(1,775,686)	(1,784,429)	12/9/16	(8,743)

					$(996,950)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

GDR–Global Depository Receipt

OSE–Osaka Securities Exchange

LVIP BlackRock Dividend Value Managed Volatility Fund–4

LVIP BlackRock Dividend Value Managed Volatility Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Dividend Value Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$888,346,673

Aggregate unrealized appreciation	$160,436,793
Aggregate unrealized depreciation	(15,788,279)

Net unrealized appreciation	$144,648,514

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP BlackRock Dividend Value Managed Volatility Fund–5

LVIP BlackRock Dividend Value Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Total
Common Stock
Aerospace & Defense	$40,278,231	$—	$40,278,231
Air Freight & Logistics	7,317,278	—	7,317,278
Banks	116,580,134	—	116,580,134
Beverages	10,201,702	6,148,001	16,349,703
Capital Markets	39,993,896	—	39,993,896
Chemicals	23,107,203	—	23,107,203
Commercial Services & Supplies	5,084,727	—	5,084,727
Communications Equipment	6,077,990	—	6,077,990
Consumer Finance	2,027,634	—	2,027,634
Containers & Packaging	15,541,269	—	15,541,269
Distributors	3,674,662	—	3,674,662
Diversified Telecommunication Services	18,213,469	—	18,213,469
Electric Utilities	53,373,026	—	53,373,026
Electrical Equipment	8,004,375	—	8,004,375
Energy Equipment & Services	7,067,154	—	7,067,154
Equity Real Estate Investment Trusts	3,079,335	—	3,079,335
Food & Staples Retailing	11,227,537	—	11,227,537
Food Products	6,347,250	—	6,347,250
Gas Utilities	1,218,285	—	1,218,285
Health Care Equipment & Supplies	5,257,104	—	5,257,104
Health Care Providers & Services	39,573,225	—	39,573,225
Hotels, Restaurants & Leisure	6,947,062	—	6,947,062
Household Durables	9,292,877	—	9,292,877
Household Products	12,809,731	—	12,809,731
Industrial Conglomerates	37,006,273	—	37,006,273
Insurance	48,377,151	—	48,377,151
Leisure Products	1,825,642	—	1,825,642
Machinery	8,366,484	—	8,366,484
Media	17,918,491	3,271,118	21,189,609
Metals & Mining	620,919	—	620,919
Multiline Retail	10,698,671	—	10,698,671
Multi-Utilities	50,441,207	—	50,441,207
Oil, Gas & Consumable Fuels	101,028,622	—	101,028,622
Paper & Forest Products	2,153,057	—	2,153,057
Personal Products	9,454,791	—	9,454,791
Pharmaceuticals	60,155,339	9,898,036	70,053,375
Professional Services	3,817,934	2,491,653	6,309,587
Road & Rail	4,441,711	—	4,441,711
Semiconductors & Semiconductor Equipment	20,657,434	—	20,657,434
Software	28,041,028	—	28,041,028
Specialty Retail	17,133,791	—	17,133,791
Technology Hardware, Storage & Peripherals	3,672,736	13,420,745	17,093,481
Thrifts & Mortgage Finance	867,916	—	867,916
Tobacco	18,753,038	—	18,753,038
Water Utilities	1,846,303	—	1,846,303
Wireless Telecommunication Services	3,654,420	—	3,654,420
Money Market Fund	94,537,520	—	94,537,520

Total	$997,765,634	$35,229,553	$1,032,995,187

Futures Contracts	$(996,950)	$—	$(996,950)

There were no Level 3 investments at the beginning or end of the period.

As a result of utilizing international fair value pricing at September 30, 2016, a portion of the portfolio was categorized as Level 2.

LVIP BlackRock Dividend Value Managed Volatility Fund–6

LVIP BlackRock Dividend Value Managed Volatility Fund

Notes (continued)

2. Investments (continued)

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock Dividend Value Managed Volatility Fund–7

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–78.41%
Brazil–3.84%
AES Tiete Energia	14,449	$72,286
Ambev	247,507	1,512,219
Banco Bradesco	39,838	346,909
=Banco BTG Pactual	12,449	18,730
Banco do Brasil	62,406	440,583
BB Seguridade Participacoes	38,314	353,434
BM&FBovespa	97,059	504,373
†BR Malls Participacoes	28,990	110,357
BRF	30,900	528,088
BTG Pactual Group	13,400	58,262
CCR	45,200	237,664
†Centrais Eletricas Brasileiras	10,800	63,827
CETIP	14,613	193,124
Cia de Saneamento Basico do Estado de Sao Paulo	18,926	175,925
Cia Energetica de Minas Gerais	32,107	84,706
†Cia Siderurgica Nacional	23,481	65,631
Cielo	54,806	550,731
Cosan Industria e Comercio	9,653	111,663
CPFL Energia	20,549	152,910
†CPFL Energias Renovaveis	17,545	62,311
Embraer	46,000	199,154
Engie Brasil Energia	11,659	138,884
Fibria Celulose	15,900	112,497
Gerdau	7,300	14,568
Hypermarcas	23,000	198,942
Itau Unibanco Holding	18,404	177,355
JBS	35,803	130,127
Kroton Educacional	86,929	398,273
Localiza Rent a Car	9,884	120,961
Lojas Americanas	8,820	38,864
Lojas Renner	36,204	273,521
M Dias Branco	1,700	69,868
Multiplan Empreendimentos Imobiliarios	2,900	56,588
Natura Cosmeticos	10,400	100,605
†Petroleo Brasileiro	174,100	819,067
Porto Seguro	3,100	28,587
Raia Drogasil	13,300	273,431
TIM Participacoes	39,600	96,804
Transmissora Alianca de Energia Eletrica	5,800	37,292
Ultrapar Participacoes	21,219	469,706
Vale	85,309	469,021
WEG	26,340	144,410

		10,012,258

☐China–20.78%
#†3SBio 144A	44,500	50,550
†58.com ADR	4,733	225,575
Agile Property Holdings	99,000	56,700
Agricultural Bank of China	1,420,000	612,498

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
☐China (continued)
Air China	88,000	$59,487
†Alibaba Group Holding ADR	56,487	5,975,760
†Aluminum Corp. of China	206,000	75,155
†Angang Steel	56,000	27,221
Anhui Conch Cement	75,500	208,672
Anhui Gujing Distillery Class B	14,400	55,822
ANTA Sports Products	69,000	188,664
†Autohome ADR	2,084	50,537
AviChina Industry & Technology	108,000	73,256
†Baidu ADR	15,632	2,846,118
Bank of China	4,738,000	2,188,027
Bank of Communications	464,000	356,885
BBMG	154,000	59,734
Beijing Capital International Airport	110,000	125,392
Beijing Jingneng Clean Energy	68,000	20,950
Belle International Holdings	341,000	236,101
†Biostime International Holdings	8,500	22,242
BOE Technology Group Class B	86,700	22,507
†BYD	29,000	192,904
#CGN Power 144A	591,000	176,071
†China Biologic Products	1,486	184,977
China Cinda Asset Management	469,000	167,032
China CITIC Bank	434,000	290,293
†China Coal Energy	131,000	71,305
China Communications Construction	239,000	253,638
China Communications Services	182,000	114,237
China Conch Venture Holdings	113,000	221,144
China Construction Bank	5,320,000	3,995,524
†China COSCO Holdings	144,500	49,534
†China Eastern Airlines	102,000	47,255
China Everbright Bank	211,000	98,821
China Evergrande Group	241,000	164,682
China Galaxy Securities	210,500	193,610
China Hongqiao Group	85,000	76,863
#†China Huarong Asset Management 144A	371,000	146,998
China Huishan Dairy Holdings	222,000	83,117
#†China International Capital Class H 144A	42,800	58,881
China International Marine Containers Group	29,300	34,693
China Life Insurance	416,000	1,089,988
China Longyuan Power Group	183,000	149,948
China Medical System Holdings	85,000	143,700
China Merchants Bank	218,082	554,590
China Merchants Shekou Industrial Zone Holdings Class A	19,861	47,522
China Minsheng Banking	340,300	395,334
China Molybdenum	288,000	59,347
China National Building Material	178,000	79,717
China Oilfield Services	96,000	84,185
China Pacific Insurance Group	153,200	572,942

LVIP BlackRock Emerging Markets Managed Volatility Fund–1

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
☐China (continued)
China Petroleum & Chemical	1,412,000	$1,042,423
China Railway Construction	101,500	116,305
China Railway Group	242,000	176,926
#China Railway Signal & Communication Class H 144A	92,000	69,407
China Reinsurance Group Class H	199,000	47,468
China Shenhua Energy	193,500	382,449
†China Shipping Container Lines	192,000	41,390
China Shipping Development	68,000	37,000
China Southern Airlines	120,000	67,693
China Telecom	776,000	395,888
China Vanke Class B	64,000	167,318
China Zhongwang Holdings	86,800	42,179
Chongqing Changan Automobile Class B	44,900	73,321
Chongqing Rural Commercial Bank	202,000	125,274
CITIC Securities Class H	122,000	261,647
CNOOC	936,000	1,180,777
Country Garden Holdings	387,733	206,018
CRRC	235,000	213,926
CSG Holding Class B	40,100	34,343
CSPC Pharmaceutical Group	272,000	273,085
†Ctrip.com International ADR	19,566	911,189
#Dali Foods Group 144A	157,500	83,380
Datang International Power Generation	168,000	45,078
Dazhong Transportation Group Class B	74,700	56,042
Dongfeng Motor Group	142,000	143,200
ENN Energy Holdings	42,000	205,611
†Fang Holdings ADR	20,354	91,390
Fosun International	123,000	186,260
Geely Automobile Holdings	245,000	220,610
GF Securities Class H	77,600	165,418
Golden Eagle Retail Group	17,000	21,654
GOME Electrical Appliances Holding	509,000	62,789
Great Wall Motor	156,000	153,403
Guangdong Electric Power Development Class B	38,040	17,094
Guangshen Railway	98,000	50,968
Guangzhou Automobile Group	104,000	134,504
†Guangzhou Baiyunshan Pharmaceutical Holdings	12,000	29,597
Guangzhou R&F Properties	56,800	90,008
Haitian International Holdings	41,000	81,047
Haitong Securities	155,200	265,353
#Harbin Bank 144A	56,000	17,272
Hengan International Group	45,000	375,535
†HengTen Networks Group	1,432,000	92,069
Huadian Fuxin Energy	86,000	20,564
Huadian Power International	94,000	42,428
Huaneng Power International	234,000	147,589
Huaneng Renewables	326,000	114,616

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
☐China (continued)
#Huatai Securities Class H 144A	89,200	$182,162
Industrial & Commercial Bank of China	4,441,000	2,818,573
Inner Mongolia Yitai Coal Class B	57,200	52,452
Intime Retail Group	62,500	54,811
†JD.com ADR	49,812	1,299,595
Jiangling Motors Class B	13,622	34,738
Jiangsu Expressway	52,000	72,162
Jiangxi Copper	62,000	71,212
Kingsoft	29,000	69,287
Lao Feng Xiang Class B	17,900	63,322
#Legend Holdings Class H 144A	17,100	42,036
Lenovo Group	390,000	260,304
Longfor Properties	63,500	98,096
Luye Pharma Group	89,000	58,574
Metallurgical Corp of China	150,000	49,377
†Momo ADR	1,592	35,820
NetEase ADR	4,173	1,004,775
New China Life Insurance	37,200	166,168
†New Oriental Education & Technology Group ADR	8,402	389,517
People’s Insurance Group of China	406,000	167,212
PetroChina	1,156,000	766,264
PICC Property & Casualty	204,060	342,121
Ping An Insurance Group of China	283,000	1,483,540
†Qinqin Foodstuffs Group Cayman	10,100	3,711
†Qunar Cayman Islands ADR	4,538	131,602
Shandong Weigao Group Medical Polymer	96,000	64,763
Shanghai Baosight Software	7,300	13,572
†Shanghai Electric Group	140,000	66,652
Shanghai Fosun Pharmaceutical Group	17,000	53,168
Shanghai Jinqiao Export Processing Zone Development Class B	43,500	69,995
Shanghai Lujiazui Finance & Trade Zone Development Class B	46,260	77,786
Shanghai Pharmaceuticals Holding	38,800	105,374
†Shanghai Zhenhua Heavy Industries Class B	107,200	53,463
#Shengjing Bank Class H 144A	44,000	45,524
Shenzhen Expressway Class H	78,000	82,339
Shenzhou International Group Holdings	34,000	237,927
†SINA	3,554	262,392
Sino-Ocean Land Holdings	213,000	98,883
Sinopec Engineering Group	105,500	91,406
†Sinopec Oilfield Service	162,000	31,408
Sinopec Shanghai Petrochemical	158,000	80,236
Sinopharm Group	68,400	331,284
Sinotrans Class H	65,000	31,761
†SOHO China	156,500	84,914
Sunac China Holdings	78,000	56,750

LVIP BlackRock Emerging Markets Managed Volatility Fund–2

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
☐China (continued)
Sunny Optical Technology Group	44,000	$218,620
†TAL Education Group ADR	3,072	217,620
Tencent Holdings	307,600	8,551,906
#†@=Tianhe Chemicals Group 144A	546,000	6,279
TravelSky Technology	62,000	147,982
Tsingtao Brewery	24,000	93,949
†Vipshop Holdings ADR	24,617	361,131
†Weibo ADR	2,163	108,473
Weichai Power	50,000	67,464
Weifu High-Technology Group Class B	13,200	29,019
Xinjiang Goldwind Science & Technology	35,600	53,601
Yantai Changyu Pioneer Wine Class B	12,600	35,930
Yanzhou Coal Mining	104,000	70,509
†YY ADR	1,089	58,022
Zhejiang Expressway	84,000	88,990
Zhuzhou CRRC Times Electric	34,000	177,621
Zijin Mining Group	316,000	101,259
Zoomlion Heavy Industry Science & Technology	59,800	21,144
ZTE	36,520	53,478

		54,236,235

Colombia–0.48%
Almacenes Exito	11,594	59,109
Banco de Bogota	3,192	69,301
Bancolombia	11,538	104,442
Cementos Argos	25,213	100,385
†Cemex Latam Holdings	9,618	36,559
Corp Financiera Colombiana	8,574	112,582
†Ecopetrol	418,006	181,215
Empresa de Energia de Bogota	112,169	72,942
Grupo Argos	16,469	106,353
Grupo de Inversiones Suramericana	12,912	168,467
Grupo Nutresa	17,391	152,839
Interconexion Electrica	23,598	79,796

		1,243,990

Czech Republic–0.12%
CEZ	9,795	174,986
Komercni banka	3,910	135,591

		310,577

Greece–0.19%
†Alpha Bank AE	84,613	141,624
†Eurobank Ergasias	84,824	48,934
Hellenic Telecommunications Organization	11,462	100,588
†National Bank of Greece	339,838	71,026
OPAP	9,124	77,227
†Piraeus Bank	430,765	65,535

		504,934

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
■Hong Kong–4.07%
†Alibaba Health Information Technology	176,000	$99,277
†Alibaba Pictures Group	720,000	151,372
Beijing Enterprises Holdings	34,500	176,063
†Beijing Enterprises Water Group	232,000	158,160
Brilliance China Automotive Holdings	146,000	164,728
†CAR	19,000	19,806
†China Agri-Industries Holdings	77,100	28,046
China Everbright	56,000	115,493
China Everbright International	182,000	218,200
China Gas Holdings	124,000	197,292
China Jinmao Holdings Group	170,000	52,763
China Merchants Port Holdings	47,877	128,429
†China Minsheng Financial Holding	510,000	48,932
China Mobile	319,000	3,918,714
China Overseas Land & Investment	214,000	735,731
China Overseas Property Holdings	1	0
China Power International Development	180,000	69,741
†China Resources Beer Holdings	84,000	179,026
China Resources Cement Holdings	52,000	20,930
China Resources Gas Group	52,000	178,597
China Resources Land	157,555	444,212
China Resources Power Holdings	128,000	222,520
China State Construction International Holdings	104,000	137,614
†China Taiping Insurance Holdings	76,594	152,737
China Traditional Chinese Medicine Holdings	192,000	99,277
China Unicom Hong Kong	344,000	419,125
CITIC	288,000	414,172
COSCO SHIPPING Ports	106,000	109,064
Far East Horizon	108,000	102,740
Fullshare Holdings	330,000	192,117
GCL-Poly Energy Holdings	928,000	124,393
Guangdong Investment	174,000	277,956
Haier Electronics Group	101,000	168,003
†@=Hanergy Thin Film Power Group	154,000	0
Hopson Development Holdings	54,000	53,688
#†IMAX China Holding 144A	13,600	66,923
Kingboard Chemical Holdings	50,500	153,679
Kunlun Energy	184,235	142,418
Lee & Man Paper Manufacturing	67,000	61,205
Nine Dragons Paper Holdings	80,000	75,435
Shanghai Industrial Holdings	33,000	95,526
Shenzhen International Holdings	42,000	70,098
Shenzhen Investment	172,000	82,558
Shimao Property Holdings	67,500	92,255
Sino Biopharmaceutical	312,000	211,047

		10,630,062

LVIP BlackRock Emerging Markets Managed Volatility Fund–3

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Hungary–0.24%
MOL Hungarian Oil & Gas	2,218	$137,411
OTP Bank	11,550	303,438
Richter Gedeon	9,043	183,777

		624,626

India–1.70%
Dr. Reddy’s Laboratories ADR	6,983	324,151
ICICI Bank ADR	56,775	424,109
Infosys ADR	57,564	908,360
Larsen & Toubro GDR	8,973	192,125
Mahindra & Mahindra GDR	20,259	429,905
#Reliance Industries GDR 144A	28,715	941,852
State Bank of India GDR	9,926	369,743
Tata Motors ADR	12,773	510,665
Wipro ADR	34,300	333,053

		4,433,963

Indonesia–2.25%
Astra Agro Lestari	20,777	23,644
Astra International	1,036,900	657,938
Bank Central Asia	667,400	804,997
Bank Danamon Indonesia	160,000	49,734
Bank Mandiri Persero	501,800	432,965
Bank Negara Indonesia Persero	418,800	178,658
Bank Rakyat Indonesia Persero	567,200	532,225
Bumi Serpong Damai	408,000	69,147
Charoen Pokphand Indonesia	422,000	113,681
Gudang Garam	29,600	140,849
Hanjaya Mandala Sampoerna	542,500	164,295
Indocement Tunggal Prakarsa	64,700	86,263
Indofood CBP Sukses Makmur	169,600	123,446
Indofood Sukses Makmur	289,700	193,747
Jasa Marga Persero	99,500	35,158
Kalbe Farma	1,222,700	161,100
Lippo Karawaci	883,500	67,260
Matahari Department Store	144,000	204,470
Media Nusantara Citra	228,500	35,498
Mitra Keluarga Karyasehat	335,000	71,744
Perusahaan Gas Negara Persero	564,700	124,759
Semen Indonesia Persero	166,900	129,648
Surya Citra Media	508,900	109,529
Telekomunikasi Indonesia Persero	2,679,400	892,207
Tower Bersama Infrastructure	95,500	44,692
Unilever Indonesia	77,900	266,325
United Tractors	93,000	126,706
†XL Axiata	109,000	22,599

		5,863,284

Malaysia–2.75%
AMMB Holdings	92,100	91,156
Astro Malaysia Holdings	146,100	96,446
Axiata Group	322,100	406,586
British American Tobacco Malaysia	10,100	120,013

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Malaysia (continued)
CIMB Group Holdings	196,100	$223,795
DiGi.Com	226,000	272,151
Gamuda	118,600	140,525
Genting	137,300	263,555
Genting Malaysia	126,100	138,822
HAP Seng Consolidated	44,400	82,669
Hong Leong Bank	30,400	96,618
Hong Leong Financial Group	6,500	24,273
IHH Healthcare	140,300	214,750
IJM	243,300	188,866
IOI	171,000	184,254
IOI Properties Group	106,691	64,239
KLCC Stapled Group	23,300	43,618
Kuala Lumpur Kepong	28,400	164,932
Lafarge Malaysia	26,900	51,517
Malakoff	175,600	70,199
Malayan Banking	323,700	587,557
Malaysia Airports Holdings	60,300	95,360
Maxis	167,200	249,378
MISC	73,900	134,916
Nestle Malaysia	4,700	89,624
Petronas Chemicals Group	152,300	244,903
Petronas Dagangan	17,500	99,444
Petronas Gas	40,000	211,670
PPB Group	35,700	139,851
Public Bank	157,460	754,650
RHB Bank	45,517	51,214
†SapuraKencana Petroleum	202,400	77,289
Sime Darby	108,600	201,198
SP Setia Group	50,500	42,618
Telekom Malaysia	137,100	225,017
Tenaga Nasional	213,900	739,637
Westports Holdings	75,000	79,682
YTL	288,200	124,744
YTL Power International	204,120	78,973

		7,166,709

Mexico–3.31%
Alfa Class A	137,023	213,417
Alpek	17,877	30,296
Alsea	26,222	88,729
America Movil	510,199	291,020
Arca Continental	20,317	120,918
†Cemex	814,586	646,552
Coca-Cola Femsa	30,240	226,904
Concentradora Fibra Danhos	23,500	42,419
El Puerto de Liverpool	9,000	94,225
Fibra Uno Administracion	168,533	308,126
Fomento Economico Mexicano	109,978	1,012,276
Fresnillo	9,871	231,614
Gentera	45,200	81,659
Gruma Class B	11,677	153,194

LVIP BlackRock Emerging Markets Managed Volatility Fund–4

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Mexico (continued)
Grupo Aeroportuario del Pacifico Class B	24,997	$237,636
Grupo Aeroportuario del Sureste Class B	13,528	197,885
Grupo Bimbo Class A	139,545	369,198
Grupo Carso Class A1	18,600	74,593
Grupo Comercial Chedraui	20,300	44,338
Grupo Elektra	2,990	38,599
Grupo Financiero Banorte	134,779	707,547
Grupo Financiero Inbursa	141,310	223,009
Grupo Financiero Santander Mexico Class B	99,200	174,050
Grupo Lala	42,600	81,290
Grupo Mexico Class B	234,100	572,520
Grupo Sanborns	19,200	21,725
Grupo Televisa CPO	163,681	840,786
†IDEAL Class B1	50,800	68,171
Industrias Penoles	7,681	183,808
Infraestructura Energetica Nova	14,300	55,704
Kimberly-Clark de Mexico Class A	66,044	149,393
Megacable Holdings	24,080	92,484
Mexichem	55,800	124,695
†OHL Mexico	22,700	30,123
†Organizacion Soriana Class B	16,400	40,345
Promotora y Operadora de Infraestructura	15,754	169,600
Wal-Mart de Mexico Class V	271,061	593,434

		8,632,282

Netherlands–0.35%
Steinhoff International Holdings	157,816	903,798

		903,798

Peru–0.28%
BBVA Banco Continental	26,863	30,651
†Cia de Minas Buenaventura ADR	12,627	174,758
Credicorp	3,432	522,419

		727,828

Philippines–1.29%
Aboitiz Equity Ventures	122,060	191,143
Aboitiz Power	94,400	89,058
Alliance Global Group	186,700	61,384
Ayala	14,710	260,627
Ayala Land	301,900	245,720
BDO Unibank	75,860	172,066
DMCI Holdings	245,000	61,110
Emperador	168,500	25,191
Energy Development	491,400	59,992
Globe Telecom	2,200	92,883
GT Capital Holdings	4,015	119,668
International Container Terminal Services	31,600	50,309

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Philippines (continued)
JG Summit Holdings	173,899	$267,742
Jollibee Foods	31,280	159,481
LT Group	204,900	64,733
Manila Electric	9,920	63,538
Megaworld	559,000	54,665
Metro Pacific Investments	556,000	81,488
Metropolitan Bank & Trust	64,738	114,082
PLDT	5,255	185,870
San Miguel	21,640	36,414
Semirara Mining & Power	17,100	40,163
SM Investments	29,508	410,940
SM Prime Holdings	459,100	267,394
Universal Robina	54,090	199,062

		3,374,723

Poland–0.76%
Bank Handlowy w Warszawie	224	4,455
Bank Pekao	6,153	199,218
Bank Zachodni WBK	1,176	95,733
†Cyfrowy Polsat	14,210	91,069
ING Bank Slaski	1,650	63,840
KGHM Polska Miedz	9,844	191,807
LPP	83	85,490
†mBank	797	71,294
Orange Polska	34,468	54,058
PGE Polska Grupa Energetyczna	42,012	111,614
Polski Koncern Naftowy ORLEN	19,340	328,919
Polskie Gornictwo Naftowe i Gazownictwo	120,732	159,551
Powszechna Kasa Oszczednosci Bank Polski	46,103	314,932
Powszechny Zaklad Ubezpieczen	35,237	224,859

		1,996,839

Republic of Korea–12.01%
Amorepacific	1,810	641,866
AMOREPACIFIC Group	1,955	295,374
BGF retail	563	98,940
BNK Financial Group	11,762	92,076
†Celltrion	4,189	406,637
CJ	979	166,229
CJ CheilJedang	539	178,379
†CJ Korea Express	308	60,374
Coway	2,722	236,447
Daelim Industrial	1,371	103,822
†Daewoo Engineering & Construction	6,943	40,406
Dongbu Insurance	3,137	195,028
Dongsuh	2,021	53,827
Doosan	454	41,870
Doosan Heavy Industries & Construction	2,450	57,978
E-MART	1,297	186,097

LVIP BlackRock Emerging Markets Managed Volatility Fund–5

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Republic of Korea (continued)
GS Holdings	3,547	$173,425
GS Retail	1,819	81,607
Hana Financial Group	14,580	371,190
Hankook Tire	2,828	152,900
Hanmi Pharm	320	148,688
Hanmi Science	872	90,882
Hanon Systems	8,150	92,212
Hanssem	650	104,333
Hanwha	2,219	71,036
Hanwha Chemical	7,360	163,031
Hanwha Life Insurance	10,192	53,445
Hotel Shilla	1,595	88,086
Hyosung	1,121	133,192
Hyundai Department Store	1,025	110,758
Hyundai Development Co-Engineering & Construction	2,872	134,626
Hyundai Engineering & Construction	4,241	152,622
Hyundai Glovis	1,285	212,216
†Hyundai Heavy Industries	2,370	299,643
Hyundai Mobis	3,383	848,985
Hyundai Motor	7,381	912,156
Hyundai Steel	3,777	175,573
Hyundai Wia	713	56,400
Industrial Bank of Korea	15,221	165,951
Kakao	2,354	175,591
Kangwon Land	6,493	232,015
KB Financial Group	20,505	705,269
KCC	341	122,884
KEPCO Plant Service & Engineering	1,029	54,191
Kia Motors	13,564	521,154
Korea Aerospace Industries	3,264	227,470
Korea Electric Power	15,064	737,928
Korea Gas	1,220	49,250
Korea Investment Holdings	2,023	75,387
Korea Zinc	550	241,325
†Korean Air Lines	2,185	69,581
KT&G	6,818	776,430
Kumho Petrochemical	746	47,749
LG	5,006	295,833
LG Chem	2,472	546,739
LG Display	13,605	347,813
LG Electronics	6,232	272,167
LG Household & Health Care	559	486,468
LG Uplus	11,580	123,843
LIG Nex1	788	59,579
Lotte Chemical	871	237,428
@Lotte Confectionery	422	67,543
Lotte Shopping	557	104,886
Mirae Asset Daewoo	11,116	79,589
NAVER	1,556	1,252,678
NCSoft	1,013	273,258
NH Investment & Securities	8,959	81,865

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Republic of Korea (continued)
†OCI	1,157	$99,059
Orion	236	177,860
POSCO	3,884	805,032
Posco Daewoo	2,500	56,195
S-1	1,342	123,984
Samsung C&T	4,003	544,090
Samsung Card	1,545	70,578
Samsung Electro-Mechanics	2,997	133,790
Samsung Electronics	5,785	8,427,370
Samsung Fire & Marine Insurance	1,617	411,853
†Samsung Heavy Industries	8,952	76,760
Samsung Life Insurance	4,256	408,727
Samsung SDI	3,014	264,739
Samsung SDS	1,974	277,718
Samsung Securities	3,314	104,985
Shinhan Financial Group	21,680	794,022
Shinsegae	352	58,232
SK Holdings	2,147	415,487
SK Hynix	29,946	1,099,316
SK Innovation	3,588	531,624
S-Oil	2,843	211,251
Woori Bank	20,500	213,079
Yuhan	502	126,943

		31,346,914

Romania–0.05%
New Europe Property Investments	12,188	138,111

		138,111

Russia–3.87%
Alrosa	91,600	126,364
†Bank Otkritie Financial	2,689	61,621
Bashneft	2,065	102,769
Gazprom	424,894	913,428
Gazprom ADR	76,070	320,657
Inter	947,000	48,136
†Lenta GDR	18,553	150,290
Lukoil	21,442	1,047,053
Lukoil ADR	4,768	232,345
Magnit	2,952	488,705
Magnitogorsk Iron & Steel	95,124	43,268
†Mail.Ru Group GDR	6,561	115,080
MegaFon	5,251	50,958
MMC Norilsk Nickel	2,805	438,437
Mobile TeleSystems	58,257	211,208
Moscow Exchange MICEX-RTS	106,235	214,201
Novatek	129,707	1,410,493
Novolipetsk Steel	34,900	46,118
PhosAgro	2,234	88,595
Polymetal International	13,784	173,058
†Polyus	970	69,280
Rosneft	41,380	226,096

LVIP BlackRock Emerging Markets Managed Volatility Fund–6

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Russia (continued)
Rostelecom	38,040	$47,775
RusHydro	4,280,000	52,853
Sberbank of Russia	276,300	639,771
Sberbank of Russia ADR	67,403	632,741
Severstal	12,019	144,161
Sistema	271,254	87,728
Surgutneftegas	1,280,456	626,533
Surgutneftegas ADR	77,392	372,708
Tatneft	92,560	472,379
Unipro	530,000	24,471
United RUSAL	109,137	38,045
†Uralkali	26,253	74,516
VTB Bank	116,460,000	133,801
VTB Bank GDR	74,000	164,865

		10,090,507

South Africa–5.80%
†Anglo American Platinum	2,518	70,840
†AngloGold Ashanti	22,070	352,730
Aspen Pharmacare Holdings	18,337	414,130
Barclays Africa Group	16,281	179,752
Bid	19,698	372,319
Bidvest Group	18,803	221,707
Capitec Bank Holdings	3,257	152,620
Discovery	20,666	170,355
FirstRand	184,515	639,290
Fortress Income Fund	54,293	129,691
Fortress Income Fund Class A	55,050	65,186
Foschini Group	12,606	127,927
Gold Fields	44,367	215,066
Growthpoint Properties	129,599	238,771
†Impala Platinum Holdings	45,628	230,560
Imperial Holdings	9,629	117,575
†Kumba Iron Ore	6,311	56,966
Liberty Holdings	10,044	85,351
Life Healthcare Group Holdings	49,143	135,956
Massmart Holdings	10,288	88,999
Mediclinic International	22,250	268,811
MMI Holdings	68,754	111,966
Mr Price Group	10,315	114,109
MTN Group	96,627	828,368
Naspers Class N	24,614	4,260,017
Nedbank Group	12,714	206,794
Netcare	79,698	195,633
Pick n Pay Stores	13,295	66,669
Pioneer Foods Group	10,253	129,383
PSG Group	7,388	108,180
Rand Merchant Investment Holdings	29,588	89,159
Redefine Properties	297,737	248,424
Remgro	26,260	439,430
Resilient REIT	17,673	147,861
RMB Holdings	33,858	144,458

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
South Africa (continued)
Sanlam	97,785	$455,662
Santam	3,100	50,603
Sasol	34,192	934,144
Shoprite Holdings	21,790	304,464
Sibanye Gold	45,871	163,090
Standard Bank Group	72,670	746,710
Tiger Brands	11,306	313,477
Truworths International	27,983	145,029
Tsogo Sun Holdings	28,342	64,600
Vodacom Group	19,768	222,105
Woolworths Holdings	57,551	324,940

		15,149,877

Taiwan–10.26%
Advanced Semiconductor Engineering	317,000	380,705
Advantech	19,690	169,479
Asia Cement	153,805	134,725
Asustek Computer	38,000	339,679
AU Optronics	551,000	202,274
Catcher Technology	43,000	351,848
Cathay Financial Holding	469,743	603,980
Chang Hwa Commercial Bank	188,054	96,544
Cheng Shin Rubber Industry	79,750	168,238
China Development Financial Holding	764,000	195,717
China Life Insurance	212,288	195,017
China Steel	733,885	518,777
Chunghwa Telecom	226,000	797,043
Compal Electronics	213,000	131,878
CTBC Financial Holding	973,529	567,471
Delta Electronics	121,000	648,151
E.Sun Financial Holding	478,831	273,620
Eclat Textile	9,000	107,832
Far Eastern New Century	209,351	157,066
Far EasTone Telecommunications	75,000	177,332
Feng TAY Enterprise	8,226	36,601
First Financial Holding	496,502	264,415
Formosa Chemicals & Fibre	221,070	596,521
Formosa Petrochemical	118,000	355,738
Formosa Plastics	297,560	741,007
Foxconn Technology	54,432	160,500
Fubon Financial Holding	356,000	528,982
Giant Manufacturing	16,000	113,156
Hermes Microvision	3,000	130,654
Hon Hai Precision Industry	813,510	2,058,720
Hotai Motor	26,000	305,367
†HTC	44,000	123,070
Hua Nan Financial Holdings	341,003	174,996
Innolux	575,050	195,439
†Inotera Memories	159,000	140,334
Inventec	176,000	144,483
Largan Precision	5,000	609,382
Lite-On Technology	153,618	222,091

LVIP BlackRock Emerging Markets Managed Volatility Fund–7

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Taiwan (continued)
MediaTek	82,910	$636,576
Mega Financial Holding	603,423	425,659
Nan Ya Plastics	304,800	605,371
Nanya Technology	48,000	60,306
Nien Made Enterprise	10,000	129,315
Novatek Microelectronics	39,000	138,186
†OBI Pharma	7,000	87,523
Pegatron	109,000	282,093
Pou Chen	140,000	197,815
President Chain Store	33,000	262,840
Quanta Computer	139,000	291,302
†Shin Kong Financial Holding	402,411	88,780
Siliconware Precision Industries	121,413	182,364
SinoPac Financial Holdings	449,702	133,133
Taishin Financial Holding	590,954	220,496
Taiwan Cement	199,000	226,977
Taiwan Cooperative Financial Holding	468,316	207,354
Taiwan Mobile	101,000	363,147
Taiwan Semiconductor Manufacturing	1,360,000	7,994,275
Uni-President Enterprises	283,019	532,503
United Microelectronics	629,000	232,269
Vanguard International Semiconductor	46,000	86,423
Yuanta Financial Holding	738,348	264,818

		26,768,357

Thailand–2.03%
Advanced Info Service NVDR	69,600	322,533
Airports of Thailand NVDR	17,000	196,060
Airports of Thailand-Foreign	9,000	103,636
Bangkok Bank NVDR	22,400	105,450
Bangkok Dusit Medical Services - Foreign	152,500	95,945
Bank of Ayudhya NVDR	72,200	75,701
BTS Group Holdings NVDR	570,700	142,812
Bumrungrad Hospital NVDR	29,600	149,396
Central Pattana-Foreign	111,600	186,000
Charoen Pokphand Foods NVDR	31,700	29,140
Charoen Pokphand Foods-Foreign	145,700	133,506
CP ALL NVDR	255,000	453,544
Delta Electronics Thailand NVDR	24,400	55,954
Glow Energy-Foreign	31,400	72,270
Home Product Center NVDR	384,193	111,197
Home Product Center-Foreign	41	12
Indorama Ventures-Foreign	80,500	65,631
Intouch Holdings NVDR	76,500	119,276
Intouch Holdings-Foreign	9,500	14,805
IRPC-Foreign	586,900	82,657
Kasikornbank NVDR	66,200	359,449
Krung Thai Bank-Foreign	209,100	106,209
Land & Houses NVDR	366,740	95,113
Minor International NVDR	74,580	84,240
Minor International-Foreign	39,490	44,448

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Thailand (continued)
PTT Exploration & Production NVDR	100,200	$235,711
PTT Global Chemical NVDR	95,400	162,599
PTT NVDR	52,300	514,677
Siam Cement NVDR	18,400	274,749
Siam City Cement NVDR	3,500	29,939
Siam Commercial Bank NVDR	91,700	393,534
Thai Oil-Foreign	74,300	146,885
Thai Union Group-Foreign	122,800	75,842
TMB Bank-Foreign	917,700	56,148
Total Access Communication NVDR	39,000	35,527
True NVDR	876,246	176,455

		5,307,050

Turkey–0.98%
Akbank	113,447	303,917
Anadolu Efes Biracilik Ve Malt Sanayii	13,470	81,538
Arcelik	11,710	82,413
BIM Birlesik Magazalar	12,601	210,196
Coca-Cola Icecek	4,593	55,895
Emlak Konut Gayrimenkul Yatirim Ortakligi	110,994	112,509
Enka Insaat ve Sanayi	41,269	60,364
Eregli Demir ve Celik Fabrikalari	90,396	124,402
Ford Otomotiv Sanayi	832	8,772
Haci Omer Sabanci Holding	45,972	142,223
KOC Holding	39,095	167,966
TAV Havalimanlari Holding	14,493	59,739
Tupras Turkiye Petrol Rafinerileri	6,592	124,829
†Turk Hava Yollari	28,907	49,511
Turk Telekomunikasyon	20,154	38,085
†Turkcell Iletisim Hizmetleri	54,196	175,237
Turkiye Garanti Bankasi	112,018	296,827
Turkiye Halk Bankasi	39,324	119,506
Turkiye Is Bankasi Class C	76,176	120,586
Turkiye Sise ve Cam Fabrikalari	100,783	106,806
Turkiye Vakiflar Bankasi Class D	56,689	86,720
†Yapi ve Kredi Bankasi	34,564	42,256

		2,570,297

United Arab Emirates–1.00%
Abu Dhabi Commercial Bank	109,965	192,835
Aldar Properties	259,992	188,763
†Arabtec Holding	105,385	42,087
DAMAC Properties Dubai	86,274	53,927
DP World	9,110	172,444
Dubai Financial Market	82,016	29,182
Dubai Investments	167,617	94,311
Dubai Islamic Bank	50,000	73,661
†DXB Entertainments	196,690	84,274
Emaar Malls	107,535	79,446
Emaar Properties	210,620	405,931
Emirates Telecommunications Group	108,888	592,604

LVIP BlackRock Emerging Markets Managed Volatility Fund–8

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Arab Emirates (continued)
First Gulf Bank	63,326	$203,089
National Bank of Abu Dhabi	100,465	250,752
NMC Health	4,332	76,924
Union National Bank	64,469	70,209

		2,610,439

Total Common Stock (Cost $185,572,492)		204,643,660

EXCHANGE-TRADED FUNDS–7.59%
iShares India 50	237,900	7,089,420
iShares MSCI Chile Capped	77,634	2,863,918
iShares MSCI India	334,932	9,850,350

Total Exchange-Traded Funds (Cost $18,000,978)		19,803,688

ΔPREFERRED STOCK–3.52%
Brazil–2.48%
Banco Bradesco 5.86%	157,652	1,451,379
Braskem 5.15%	10,357	79,871
†Centrais Eletricas Brasileiras	16,900	124,821
Cia Brasileira de Distribuicao 0.11%	7,800	128,219
Cia de Transmissao de Energia Eletrica Paulista 1.01%	2,015	40,893
Cia Energetica de Minas Gerais 5.82%	19,079	50,335
Gerdau 0.62%	38,300	105,285
Itau Unibanco Holding 0.47%	163,673	1,799,209
Itausa - Investimentos Itau 0.69%	204,474	526,880
Lojas Americanas 0.07%	35,430	220,501
†Petroleo Brasileiro	229,641	967,385
Suzano Papel e Celulose 3.89%	31,800	102,671
Telefonica Brasil 4.85%	23,590	343,461
Vale 2.24%	110,273	524,553

		6,465,463

Colombia–0.17%
Banco Davivienda 1.47%	3,488	35,686
Bancolombia 3.17%	21,180	205,237
Cementos Argos 1.84%	12,000	44,948
Grupo Argos 1.59%	5,525	34,146
Grupo Aval Acciones y Valores 4.80%	165,853	72,476
Grupo de Inversiones Suramericana 1.22%	3,624	46,882

		439,375

	Number of Shares	Value (U.S. $)

ΔPREFERRED STOCK (continued)
Republic of Korea–0.66%
Amorepacific 0.66%	430	$83,057
Hyundai Motor
1.92%	1,908	183,405
2.00%	1,038	94,921
LG Chem 2.79%	358	53,705
LG Electronics 1.88%	811	18,356
LG Household & Health Care 1.17%	184	86,236
Samsung Electronics 1.54%	982	1,153,655
Samsung Fire & Marine Insurance 2.82%	250	41,628

		1,714,963

Russia–0.21%
Bashneft 10.41%	2,295	68,331
Sberbank of Russia 1.77%	45,800	77,272
Surgutneftegas 22.72%	498,600	230,463
Tatneft 5.82%	7,000	20,289
Transneft 0.61%	77	165,668

		562,023

Total Preferred Stock (Cost $9,059,555)		9,181,824

ΔRIGHT–0.00%
Republic of Korea–0.00%
†Samsung Heavy Industries	5,558	11,103

Total Right (Cost $0)		11,103

MONEY MARKET FUND–8.55%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	22,316,726	22,316,726

Total Money Market Fund (Cost $22,316,726)		22,316,726

TOTAL VALUE OF SECURITIES–98.07% (Cost $234,949,751)	255,957,001
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.93%	5,046,839

NET ASSETS APPLICABLE TO 30,629,426 SHARES OUTSTANDING–100.00%	$261,003,840

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2016, the aggregate value of Rule 144A securities was $1,887,335, which represents 0.72% of the Fund’s net assets.

LVIP BlackRock Emerging Markets Managed Volatility Fund–9

LVIP BlackRock Emerging Markets Managed Volatility Fund

Schedule of Investments (continued)

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $902,394 cash collateral held at broker for futures contracts as of September 30, 2016.

@	Illiquid security. At September 30, 2016, the aggregate value of illiquid securities was $73,822, which represents 0.03% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2016, the aggregate value of fair valued securities was $25,009, which represents 0.01% of the Fund’s net assets.

☐	Securities listed and traded on the Hong Kong Stock Exchange.

The following future contract were outstanding at September 30, 2016:

Future Contract

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
563	E-mini MSCI Emerging Markets Index	$25,710,740	$25,686,875	12/19/16	$(23,865)

The use of future contract involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

CPO–Ordinary Participation Certificate

GDR–Global Depositary Receipt

NVDR–Nonvoting Depositary Receipt

REIT–Real Estate Investment Trust

LVIP BlackRock Emerging Markets Managed Volatility Fund–10

LVIP BlackRock Emerging Markets Managed Volatility Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Emerging Markets Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities or ETFs listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$234,949,751

Aggregate unrealized appreciation	$49,165,095
Aggregate unrealized depreciation	(28,157,845)

Net unrealized appreciation	$21,007,250

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP BlackRock Emerging Markets Managed Volatility Fund–11

LVIP BlackRock Emerging Markets Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$9,978,960	$14,568	$18,730	$10,012,258
China	14,214,596	40,015,360	6,279	54,236,235
Colombia	1,243,990	—	—	1,243,990
Czech Republic	—	310,577	—	310,577
Greece	—	504,934	—	504,934
Hong Kong	—	10,630,062	—	10,630,062
Hungary	—	624,626	—	624,626
India	3,811,933	622,030	—	4,433,963
Indonesia	—	5,863,284	—	5,863,284
Malaysia	3,447,179	3,719,530	—	7,166,709
Mexico	8,400,668	231,614	—	8,632,282
Netherlands	—	903,798	—	903,798
Peru	727,828	—	—	727,828
Philippines	101,768	3,272,955	—	3,374,723
Poland	63,840	1,932,999	—	1,996,839
Republic of Korea	—	31,346,914	—	31,346,914
Romania	138,111	—	—	138,111
Russia	831,526	9,258,981	—	10,090,507
South Africa	224,953	14,924,924	—	15,149,877
Taiwan	—	26,768,357	—	26,768,357
Thailand	—	5,307,050	—	5,307,050
Turkey	—	2,570,297	—	2,570,297
United Arab Emirates	147,133	2,463,306	—	2,610,439
Exchange-Traded Funds	19,803,688	—	—	19,803,688
Preferred Stock	6,904,838	2,276,986	—	9,181,824
Right	—	—	11,103	11,103
Money Market Fund	22,316,726	—	—	22,316,726

Total	$92,357,737	$163,563,152	$36,112	$255,957,001

Futures Contracts	$(23,865)	$—	$—	$(23,865)

As a result of utilizing international fair value pricing at September 30, 2016, the majority of the portfolio was categorized as Level 2.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the year. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Subsequent Events

In March 2016, the Board approved a proposal, subject to shareholder approval, to merge the Fund with and into LVIP SSGA International Managed Volatility Fund (the Acquiring Fund). The merger is not expected to be a taxable event for contract holders. At a Joint Special Meeting of Shareholders held on September 7, 2016, the shareholders approved the merger. The merger is expected to close on or about December 9, 2016.

LVIP BlackRock Emerging Markets Managed Volatility Fund–12

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–96.03%
International Equity Fund–96.03%
*BlackRock Global Allocation V.I. Fund	61,909,784	$972,602,711

		972,602,711

Total Affiliated Investment (Cost $1,045,874,306)		972,602,711

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–3.92%
Money Market Fund–3.92%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	39,720,481	$39,720,481

		39,720,481

Total Unaffiliated Investment (Cost $39,720,481)		39,720,481

TOTAL VALUE OF SECURITIES–99.95% (Cost $1,085,594,787)	1,012,323,192
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	502,786

NET ASSETS APPLICABLE TO 105,654,644 SHARES OUTSTANDING–100.00%	$1,012,825,978

*	Class I shares.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–1

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Global Allocation V.I. Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds stucture and invests substantially all its assets in other open-end investment companies, primarily the BlackRock Global Allocation V.I. Fund (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,085,594,787

Aggregate unrealized appreciation	$—
Aggregate unrealized depreciation	(73,271,595)

Net unrealized depreciation	$(73,271,595)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Affiliated Investment	$972,602,711
Unaffiliated Investment	39,720,481

Total	$1,012,323,192

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–2

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016 were as follows:

	Value 12/31/15	Purchases	Proceeds	Net Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
BlackRock Global Allocation V.I. Fund	$939,854,439	$68,811,926	$75,815,178	$(14,283,859)	$972,602,711	$—	$—

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–3

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.53%
Equity Funds–49.00%
iShares Core S&P 500 ETF	53,098	$11,552,001
iShares Core S&P Mid-Cap ETF	17,007	2,631,153
iShares Edge MSCI Min Vol USA ETF	218,857	9,942,673
iShares Russell 2000 ETF	21,665	2,691,010

		26,816,837

Fixed Income Funds–28.41%
iShares Core U.S. Aggregate Bond ETF	68,833	7,738,206
iShares Core U.S. Credit Bond ETF	22,972	2,614,443
iShares Core U.S. Treasury Bond ETF	98,918	2,579,781
iShares MBS ETF	23,732	2,612,656

		15,545,086

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–18.27%
iShares Edge MSCI Min Vol EAFE ETF	100,789	$6,817,368
iShares Edge MSCI Min Vol Emerging Markets ETF	58,798	3,178,620

		9,995,988

Money Market Fund–4.85%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	2,652,759	2,652,759

		2,652,759

Total Investment Companies (Cost $54,307,212)		55,010,670

TOTAL VALUE OF SECURITIES–100.53% (Cost $54,307,212)	55,010,670
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.53%)	(288,634)

NET ASSETS APPLICABLE TO 5,319,257 SHARES OUTSTANDING–100.00%	$54,722,036

Summary of Abbreviations:

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

MBS–Mortgage-Backed Security

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–1

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blackrock Global Growth ETF Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide explosure to such underlying ETFs (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$54,307,212

Aggregate unrealized appreciation	$703,458
Aggregate unrealized depreciation	—

Net unrealized appreciation	$703,458

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Investment Companies	$55,010,670

There were no Level 3 investments at the end of the period.

During the period of September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–2

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.09%
ABN Amro Mortgage
Series 2003-4 A4 5.50% 3/25/33	66,619	$67,528
Series 2003-6 1A4 5.50% 5/25/33	146,346	150,425
Banc of America Mortgage Trust Series 2004-7 7A1 5.00% 8/25/19	53,151	52,385
¿Cendant Mortgage Capital Pass Through Series 2003-6 A3 5.25% 7/25/33	244,393	244,676
¿CHL Mortgage Pass Through Trust Series 2004-5 2A4 5.50% 5/25/34	128,507	129,227
MASTR Asset Securitization Trust Series 2003-10 3A1 5.50% 11/25/33	177,907	180,878
•PHHMC Trust Series 2007-6 A1 5.438% 12/18/37	92,389	92,461
¿WaMu Mortgage Pass Through Certificates Trust Series 2003-S11 3A5 5.95% 11/25/33	247,049	257,006
Wells Fargo Mortgage Backed Securities Trust Series 2007-3 3A1 5.50% 4/25/22	41,626	42,530

Total Non-Agency Collateralized Mortgage Obligations (Cost $1,241,147)		1,217,116

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.32%
#BAMLL Commercial Mortgage Securities Trust Series 2012-PARK A 144A 2.959% 12/10/30	1,014,000	1,058,445
#BB-UBS Trust Series 2012-SHOW A 144A 3.43% 11/5/36	930,000	988,988
#Goldman Sachs Mortgage Securities Trust Series 2012-ALOH A 144A 3.551% 4/10/34	883,000	953,909
#•Irvine Core Office Trust Series 2013-IRV A2 144A 3.279% 5/15/48	798,000	837,913
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 A4 2.918% 2/15/46	357,000	374,158

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,068,266)		4,213,413

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS–42.51%
Australia–1.58%
Australia Government Bonds
1.00% 11/21/18	AUD	4,875,000	$3,949,219
1.25% 2/21/22	AUD	4,450,000	3,895,103
3.00% 9/20/25	AUD	5,835,000	6,468,111
4.00% 8/20/20	AUD	4,780,000	6,867,717

			21,180,150

Canada–0.55%
Canadian Government Bond
4.25% 12/1/21	CAD	7,711,303	7,305,856

			7,305,856

Denmark–0.41%
Denmark Inflation Linked Government Bond
0.10% 11/15/23	DKK	33,485,981	5,470,994

			5,470,994

France–8.03%
France Government Bond O.A.T.
0.10% 3/1/21	EUR	8,035,120	9,618,573
0.10% 7/25/21	EUR	4,409,525	5,298,214
0.10% 3/1/25	EUR	13,336,413	16,448,714
0.25% 7/25/18	EUR	20,771,800	24,170,992
0.25% 7/25/24	EUR	13,913,730	17,403,211
#144A 0.70% 7/25/30	EUR	110,160	150,372
1.00% 7/25/17	EUR	4,845,424	5,555,942
1.10% 7/25/22	EUR	1,061,663	1,366,122
1.30% 7/25/19	EUR	1,967,218	2,376,642
2.10% 7/25/23	EUR	7,880,088	10,935,880
2.25% 7/25/20	EUR	10,961,577	14,118,899

			107,443,561

Germany–6.03%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.75% 4/15/18	EUR	13,893,072	16,028,415
Deutsche Bundesrepublik Inflation Linked Bonds
0.10% 4/15/23	EUR	13,230,798	16,307,497
0.10% 4/15/26	EUR	7,845,278	9,939,443
1.75% 4/15/20	EUR	30,699,604	38,328,634

			80,603,989

Italy–6.82%
Italy Buoni Poliennali Del Tesoro Inflation Linked Bonds
#144A 0.10% 5/15/22	EUR	2,018,162	2,303,875
#144A 1.25% 9/15/32	EUR	2,087,956	2,567,226
2.10% 9/15/21	EUR	9,337,401	11,796,131
2.35% 9/15/19	EUR	18,224,497	22,317,019
#144A 2.35% 9/15/24	EUR	12,871,427	16,962,713
2.55% 9/15/41	EUR	8,967,856	13,617,584
2.60% 9/15/23	EUR	1,567,734	2,098,150

LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Italy (continued)
Italy Buoni Poliennali Del Tesoro Inflation Linked Bonds (continued)
3.10% 9/15/26	EUR	13,709,920	$19,519,954

			91,182,652

Japan–6.31%
Japanese Government CPI Linked Bonds
0.10% 9/10/23	JPY	998,335,800	10,273,294
0.10% 3/10/24	JPY	806,255,800	8,300,686
0.10% 9/10/24	JPY	1,023,357,500	10,611,512
0.10% 3/10/25	JPY	4,482,611,700	46,547,903
0.10% 3/10/26	JPY	756,333,720	7,876,223
1.10% 12/10/16	JPY	86,852,700	868,056

			84,477,674

New Zealand–1.13%
New Zealand Government Bonds
2.50% 9/20/35	NZD	3,945,000	3,247,848
3.00% 9/20/30	NZD	13,644,000	11,924,050

			15,171,898

Spain–1.65%
Spain Government Inflation Linked Bonds
0.30% 11/30/21	EUR	2,127,678	2,501,854
#144A 0.55% 11/30/19	EUR	6,595,132	7,715,730
#144A 1.80% 11/30/24	EUR	9,090,182	11,842,205

			22,059,789

Sweden–1.06%
Sweden Inflation Linked Bonds
0.25% 6/1/22	SEK	29,680,000	3,925,833
1.00% 6/1/25	SEK	31,395,000	4,525,245
4.00% 12/1/20	SEK	30,130,000	5,682,916

			14,133,994

United Kingdom–8.94%
United Kingdom Gilt Inflation Linked Bonds
0.125% 11/22/19	GBP	3,743,191	5,288,393
1.25% 11/22/17	GBP	34,229,441	46,241,417
1.875% 11/22/22	GBP	21,612,943	35,846,223
2.50% 4/16/20	GBP	3,040,000	14,582,444
2.50% 7/17/24	GBP	3,675,000	17,624,447

			119,582,924

Total Sovereign Bonds (Cost $545,232,849)			568,613,481

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS–54.22%
U.S. Treasury Inflation Index Bonds
2.125% 2/15/41	24,261,733	$32,627,251
2.50% 1/15/29	9,799,704	12,453,983
U.S. Treasury Inflation Index Notes
0.125% 4/15/19	26,039,585	26,490,408
0.125% 4/15/20	33,294,564	33,954,129
0.125% 1/15/22	25,024,075	25,560,591
0.125% 7/15/22	49,120,832	50,332,447
0.125% 1/15/23	37,488,732	38,110,933
0.125% 7/15/24	26,026,166	26,428,245
0.125% 7/15/26	81,902,241	82,845,100
0.25% 1/15/25	56,378,395	57,458,718
0.375% 7/15/23	22,961,524	23,814,132
0.375% 7/15/25	52,920,256	54,683,082
¥0.625% 7/15/21	43,079,512	45,266,788
0.625% 1/15/24	35,483,941	37,256,789
0.625% 1/15/26	22,731,847	23,920,404
1.125% 1/15/21	44,713,708	47,618,400
1.25% 7/15/20	35,102,951	37,523,546
1.375% 1/15/20	16,724,872	17,766,698
1.875% 7/15/19	7,354,067	7,900,937
2.375% 1/15/25	36,210,163	43,178,483

Total U.S. Treasury Obligations (Cost $701,733,202)		725,191,064

	Number of Shares

MONEY MARKET FUND–2.88%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	38,576,729	38,576,729

Total Money Market Fund (Cost $38,576,729)		38,576,729

TOTAL VALUE OF SECURITIES–100.02% (Cost $1,290,852,193)	1,337,811,803
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(279,120)

NET ASSETS APPLICABLE TO 130,122,015 SHARES OUTSTANDING–100.00%	$1,337,532,683

LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2016, the aggregate value of Rule 144A securities was $45,381,377, which represents 3.39% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of September 30, 2016. Interest rates reset periodically.

«	Includes $266,195 cash collateral held at broker for futures contracts, $426,976 foreign currencies collateral held at broker for futures contracts as of September 30, 2016.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for derivatives.

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2016:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BCLY	JPY	252,447,500	USD	(2,482,520)	10/5/16	$7,469
BCLY	JPY	(4,314,152,000)	USD	42,475,629	11/4/16	(131,107)
BNP	AUD	27,925,000	USD	(21,292,254)	10/5/16	78,150
BNP	AUD	(27,925,000)	USD	21,278,486	11/3/16	(76,653)
BNP	EUR	(5,000)	USD	5,627	10/5/16	9
BNP	SEK	(121,403,652)	USD	14,228,635	10/5/16	73,227
CITI	DKK	34,783,096	USD	(5,213,859)	10/5/16	35,366
CITI	DKK	(34,783,096)	USD	5,220,936	11/3/16	(36,037)
CITI	JPY	(227,319,000)	USD	2,255,871	10/5/16	13,735
CITI	SEK	121,403,652	USD	(14,081,426)	10/5/16	73,981
CITI	SEK	(121,403,652)	USD	14,101,081	11/3/16	(75,196)
HSBC	EUR	177,772	USD	(200,000)	10/5/16	(254)
HSBC	GBP	15,000,000	USD	(19,642,188)	10/5/16	(197,581)
JPMC	CAD	9,773,000	USD	(7,444,274)	10/5/16	5,307
JPMC	CAD	(9,773,000)	USD	7,445,879	11/3/16	(5,253)
NAB	AUD	(27,976,000)	USD	21,011,374	10/5/16	(398,058)
NAB	GBP	(24,000)	USD	31,946	10/5/16	835
NAB	JPY	(275,576,000)	USD	2,693,968	10/5/16	(24,145)
NAB	NZD	3,406,000	USD	(2,474,799)	10/5/16	4,768
NAB	NZD	(21,214,000)	USD	15,395,636	11/3/16	(29,202)
NSI	GBP	93,045,000	USD	(120,670,060)	10/5/16	(55,163)
NSI	GBP	(93,045,000)	USD	120,746,357	11/3/16	61,847
RBS	DKK	(34,783,096)	USD	5,210,169	10/5/16	(39,057)
RBS	EUR	(915,000)	USD	1,037,105	10/5/16	9,005
RBS	EUR	(255,754,000)	USD	287,083,865	11/3/16	(682,124)
RBS	GBP	(108,213,000)	USD	141,909,050	10/5/16	1,631,766
RBS	JPY	(7,250,000)	USD	72,120	10/5/16	611
RBS	NZD	(3,514,000)	USD	2,617,062	10/5/16	58,870
UBS	JPY	252,447,500	USD	(2,493,308)	10/5/16	(3,319)
UBS	JPY	(4,314,152,000)	USD	42,664,319	11/4/16	57,582
WBC	CAD	(9,773,000)	USD	7,449,972	10/5/16	390
WBC	EUR	11,308,000	USD	(12,714,715)	10/4/16	(9,547)
WBC	EUR	(11,308,000)	USD	12,732,661	11/3/16	9,271
WBC	GBP	44,000	USD	(57,261)	10/5/16	(224)
WBC	GBP	(44,000)	USD	57,295	11/3/16	225
WBC	JPY	4,000,000	USD	(39,502)	10/5/16	(49)
WBC	JPY	(4,000,000)	USD	39,552	11/4/16	49

						$359,494

LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
556	90 Day Euro Future	$137,659,545	$137,519,650	12/19/17	$(139,895)
(556)	90 Day Euro Future	(137,484,407)	(137,338,950)	12/18/18	145,457
(113)	Euro-BTP	(18,202,876)	(18,163,637)	12/9/16	39,239
(13)	Euro-Bund	(2,407,627)	(2,419,808)	12/9/16	(12,181)
(46)	Euro-Buxl 30 yr	(9,789,096)	(9,930,729)	12/9/16	(141,633)
50	Euro-O.A.T	8,941,915	8,993,540	12/9/16	51,625
(25)	Japan 10 yr Bonds (OSE)	(37,414,589)	(37,557,320)	12/14/16	(142,731)
96	Long Gilt	16,310,038	16,207,059	12/29/16	(102,979)
(99)	U.S. Treasury 2 yr Notes	(21,601,274)	(21,628,406)	1/3/17	(27,132)
428	U.S. Treasury 5 yr Notes	51,933,817	52,008,688	1/2/17	74,871
551	U.S. Treasury 10 yr Notes	72,251,663	72,249,875	12/21/16	(1,788)
(544)	U.S. Treasury 10 yr Ultra Bonds	(78,331,380)	(78,421,000)	12/21/16	(89,620)
(225)	U.S. Treasury Long Bonds	(37,868,101)	(37,835,156)	12/21/16	32,945
(152)	U.S. Treasury Ultra Bonds	(28,430,812)	(27,949,000)	12/21/16	481,812

					$167,990

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BNP–Banque Paribas

CAD–Canadian Dollar

CITI–Citigroup Global Markets

CPI–Consumer Price Index

DKK–Danish Krone

EUR–Euro

GBP–British Pound Sterling

HSBC–Hong Kong Shanghai Bank

JPMC–JP Morgan Chase Bank

JPY–Japanese Yen

MASTR–Mortgage Asset Securitization Transactions, Inc.

NAB–National Australian Bank

NSI–Nomura Securities International

NZD–New Zealand Dollar

O.A.T.–Obligations Assimilables du Tresor

OSE–Osaka Securities Exchange

RBS–Royal Bank of Scotland

SEK–Swedish Krona

UBS–Union Bank of Switzerland

USD–United States Dollar

WBC–Westpac Banking

yr–Year

LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Inflation Protected Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swaps (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Index swap contracts and other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,290,852,193

Aggregate unrealized appreciation	$58,962,467
Aggregate unrealized depreciation	(12,002,857)

Net unrealized appreciation	$46,959,610

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)
(e.g., indicative quotes from brokers, fair valued securities)

LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Total
Non-Agency Collateralized Mortgage Obligations	$—	$1,217,116	$1,217,116
Non-Agency Commercial Mortgage-Backed Securities	—	4,213,413	4,213,413
Sovereign Bonds	—	568,613,481	568,613,481
U.S. Treasury Obligations	—	725,191,064	725,191,064
Money Market Funds	38,576,729	—	38,576,729

Total	$38,576,729	$1,299,235,074	$1,337,811,803

Foreign Currency Exchange Contracts	$—	$359,494	$359,494

Futures Contracts	$167,990	$—	$167,990

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock Inflation Protected Bond Fund–6

LVIP BlackRock Multi-Asset Income Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–101.35%
Equity Funds–19.19%
Alerian MLP ETF	16,756	$212,634
iShares Core Dividend Growth ETF	6,595	182,154
iShares Core High Dividend ETF	8,316	675,924
iShares U.S. Energy ETF	3,227	125,853
iShares U.S. Preferred Stock ETF	24,757	977,901
iShares U.S. Real Estate ETF	2,255	181,843

		2,356,309

Fixed Income Funds–65.05%
iShares 0-5 Year High Yield Corporate Bond ETF	16,943	801,065
iShares 1-3 Year Credit Bond ETF	18,966	2,005,844
iShares 10+ Year Credit Bond ETF	13,576	858,818
iShares 20+ Year Treasury Bond ETF	1,432	196,914
iShares CMBS ETF	11,582	614,772
iShares Floating Rate Bond ETF	6,061	307,596
iShares iBoxx $ High Yield Corporate Bond ETF	31,063	2,710,557
iShares Intermediate Credit Bond ETF	4,418	491,944

		7,987,510

International Equity Funds–10.97%
iShares Emerging Markets Dividend ETF	6,773	243,151
iShares Europe ETF	7,786	306,613
iShares International Developed Real Estate ETF	5,975	180,266

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
iShares International Select Dividend ETF	20,571	$616,719

		1,346,749

Money Market Fund–6.14%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	754,478	754,478

		754,478

Total Investment Companies (Cost $12,179,877)		12,445,046

	Number of Contracts

OPTION PURCHASED–0.08%
Equity Put Option–0.08%
S&P 500 Index strike price $2,100, expiration date 12/16/16 (MSC)	3	10,200

Total Option Purchased (Premium paid $11,103)		10,200

TOTAL VALUE OF SECURITIES–101.43% (Cost $12,190,980)	12,455,246
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.43%)	(175,172)

NET ASSETS APPLICABLE TO 1,273,281 SHARES OUTSTANDING–100.00%	$12,280,074

«	Includes $15,506 cash collateral due to broker and $67,637 foreign currencies collateral held at broker for futures contracts as of September 30, 2016.

LVIP BlackRock Multi-Asset Income Fund–1

LVIP BlackRock Multi-Asset Income Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1	E-mini S&P 500 Index	$106,112	$108,020	12/19/16	$1,908
(1)	Euro Currency	(140,651)	(140,962)	12/20/16	(311)
(7)	Euro STOXX 50 Index	(236,239)	(235,432)	12/19/16	807
(4)	U.S. Treasury 2 yr Notes	(873,476)	(873,875)	1/3/17	(399)
(5)	U.S. Treasury 5 yr Notes	(606,617)	(607,578)	1/2/17	(961)
(4)	U.S. Treasury 10 yr Notes	(524,494)	(524,500)	12/21/16	(6)
(1)	U.S. Treasury Long Bonds	(170,600)	(168,156)	12/21/16	2,444
(1)	U.S. Treasury Ultra Bond	(186,600)	(183,875)	12/21/16	2,725

					$6,207

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

CMBS–Commercial Mortgage-Backed Security

ETF–Exchange-Traded Fund

MLP–Master Limited Partnership

MSC–Morgan Stanley & Co.

yr–Year

LVIP BlackRock Multi-Asset Income Fund–2

LVIP BlackRock Multi-Asset Income Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Multi-Asset Income Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Exchange-traded funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$12,190,980

Aggregate unrealized appreciation	$293,536
Aggregate unrealized depreciation	(29,270)

Net unrealized appreciation	$264,266

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Investment Companies	$12,445,046
Option Purchased	10,200

Total	$12,455,246

Futures Contracts	$6,207

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock Multi-Asset Income Fund–3

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.80%
Equity Funds–66.70%
iShares Core S&P 500 ETF	87,834	$19,109,165
iShares Core S&P Mid-Cap ETF	29,827	4,614,535
iShares Edge MSCI Min Vol USA ETF	361,498	16,422,854
iShares Russell 2000 ETF	47,916	5,951,647

		46,098,201

Fixed Income Funds–28.17%
iShares Core U.S. Aggregate Bond ETF	86,007	9,668,907
iShares Core U.S. Credit Bond ETF	28,687	3,264,868
iShares Core U.S. Treasury Bond ETF	125,151	3,263,938
iShares MBS ETF	29,702	3,269,893

		19,467,606

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–5.93%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	4,103,070	$4,103,070

		4,103,070

Total Investment Companies (Cost $69,322,662)		69,668,877

TOTAL VALUE OF SECURITIES–100.80% (Cost $69,322,662)	69,668,877
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.80%)	(553,324)

NET ASSETS APPLICABLE TO 6,655,457 SHARES OUTSTANDING–100.00%	$69,115,553

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MBS–Mortgage-Backed Security

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–1

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such underlying ETFs (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$69,322,662

Aggregate unrealized appreciation	$501,561
Aggregate unrealized depreciation	(155,346)

Net unrealized appreciation	$346,215

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Investment Companies	$69,668,877

There were no Level 3 investments at the end of the period.

During the period of September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–2

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–92.16%
Airlines–0.87%
Southwest Airlines	10,030	$390,067

		390,067

Auto Components–1.80%
Delphi Automotive	7,033	501,594
Lear	2,560	310,323

		811,917

Automobiles–0.25%
†Tesla Motors	547	111,604

		111,604

Banks–2.00%
BankUnited	17,432	526,446
†SVB Financial Group	3,369	372,409

		898,855

Beverages–2.59%
Constellation Brands Class A	1,780	296,352
Molson Coors Brewing Class B	4,977	546,475
†Monster Beverage	2,200	322,982

		1,165,809

Biotechnology–0.75%
†Sarepta Therapeutics	2,889	177,413
Shire ADR	828	160,516

		337,929

Capital Markets–1.72%
Intercontinental Exchange	1,860	501,010
WisdomTree Investments	26,557	273,271

		774,281

Chemicals–3.62%
Eastman Chemical	6,699	453,388
FMC	4,720	228,165
Mosaic	13,887	339,676
†Platform Specialty Products	25,389	205,905
Sherwin-Williams	1,452	401,710

		1,628,844

Communications Equipment–1.08%
Harris	5,314	486,816

		486,816

Construction Materials–0.28%
Vulcan Materials	1,100	125,103

		125,103

Containers & Packaging–1.88%
†Crown Holdings	7,191	410,534
WestRock	8,980	435,350

		845,884

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Consumer Services–0.49%
†ServiceMaster Global Holdings	6,610	$222,625

		222,625

Diversified Telecommunication Services–1.18%
†SBA Communications Class A	4,742	531,863

		531,863

Electric Utilities–2.98%
Edison International	3,966	286,543
FirstEnergy	9,095	300,863
PPL	9,167	316,903
Xcel Energy	10,614	436,660

		1,340,969

Electrical Equipment–0.83%
Acuity Brands	1,406	372,028

		372,028

Electronic Equipment, Instruments & Components–1.38%
Amphenol Class A	5,437	352,970
†Universal Display	4,828	268,002

		620,972

Energy Equipment & Services–0.98%
US Silica Holdings	9,517	443,111

		443,111

Equity Real Estate Investment Trusts–6.89%
Boston Properties	4,232	576,779
Equinix	660	237,765
Federal Realty Investment Trust	1,670	257,063
Physicians Realty Trust	17,635	379,858
STAG Industrial	13,772	337,552
Ventas	7,994	564,616
VEREIT	49,418	512,465
Weyerhaeuser	7,356	234,951

		3,101,049

Food Products–3.34%
AdvancePierre Foods Holdings	18,362	506,057
Kellogg	4,855	376,117
Mead Johnson Nutrition	3,830	302,608
†Nomad Foods	2,366	27,966
Pinnacle Foods	5,803	291,136

		1,503,884

Health Care Equipment & Supplies–3.83%
†Boston Scientific	13,361	317,992
CR Bard	1,330	298,292
†Edwards Lifesciences	2,486	299,712
†Hologic	6,080	236,086
†Intuitive Surgical	300	217,449
Zimmer Biomet Holdings	2,730	354,955

		1,724,486

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–1

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services–3.75%
†Amedisys	4,440	$210,634
AmerisourceBergen	2,630	212,451
†Centene	2,840	190,166
Cigna	1,621	211,249
†DaVita	3,130	206,799
Humana	962	170,168
Quest Diagnostics	2,610	220,884
Universal Health Services Class B	2,163	266,525

		1,688,876

Hotels, Restaurants & Leisure–2.33%
Aramark	12,220	464,727
Royal Caribbean Cruises	3,440	257,828
Wingstop	11,210	328,453

		1,051,008

Household Durables–2.31%
Newell Brands	10,136	533,762
†Toll Brothers	6,779	202,421
Whirlpool	1,860	301,618

		1,037,801

Household Products–0.50%
Clorox	1,810	226,576

		226,576

Industrial Conglomerates–1.20%
Roper Technologies	2,957	539,564

		539,564

Insurance–4.96%
Allied World Assurance Holdings	10,412	420,853
Assured Guaranty	16,450	456,487
Hartford Financial Services Group	19,523	835,975
Reinsurance Group of America	4,831	521,458

		2,234,773

Internet & Direct Marketing Retail–1.14%
†Liberty Interactive Corp. QVC Group Class A	12,140	242,921
†TripAdvisor	4,300	271,674

		514,595

Internet Software & Services–1.45%
†Akamai Technologies	4,280	226,797
†comScore	7,539	231,146
†Nutanix Class A	5,280	195,360

		653,303

IT Services–3.13%
†Euronet Worldwide	4,618	377,891
Fidelity National Information Services	5,923	456,249
Global Payments	3,460	265,590

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
Sabre	10,922	$307,782

		1,407,512

Machinery–3.12%
Snap-on	2,909	442,052
Stanley Black & Decker	4,520	555,870
Wabtec	4,978	406,454

		1,404,376

Media–0.85%
Nexstar Broadcasting Group Class A	6,639	383,137

		383,137

Multi-Utilities–1.93%
Public Service Enterprise Group	12,692	531,414
Sempra Energy	3,140	336,577

		867,991

Oil, Gas & Consumable Fuels–5.85%
Cabot Oil & Gas	13,640	351,912
†Concho Resources	3,560	488,966
†Diamondback Energy	4,743	457,889
Energen	8,330	480,808
Marathon Petroleum	8,670	351,915
Pioneer Natural Resources	2,693	499,955

		2,631,445

Personal Products–0.59%
†Edgewell Personal Care	3,350	266,392

		266,392

Pharmaceuticals–1.71%
†Jazz Pharmaceuticals	1,411	171,408
†Mallinckrodt	3,361	234,531
Zoetis	7,000	364,070

		770,009

Professional Services–1.80%
Equifax	4,097	551,374
Nielsen Holdings	4,860	260,350

		811,724

Real Estate Management & Development–0.76%
Kennedy-Wilson Holdings	15,087	340,212

		340,212

Road & Rail–0.84%
Kansas City Southern	4,065	379,346

		379,346

Semiconductors & Semiconductor Equipment–6.11%
†Advanced Micro Devices	27,490	189,956
Broadcom	2,317	399,729
Lam Research	3,502	331,674

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–2

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†MACOM Technology Solutions Holdings	5,587	$236,554
Marvell Technology Group	18,500	245,495
Maxim Integrated Products	5,300	211,629
Monolithic Power Systems	3,310	266,455
†NXP Semiconductors	6,450	657,965
†Silicon Laboratories	3,600	211,680

		2,751,137

Software–2.78%
†Electronic Arts	5,814	496,516
†PTC	4,460	197,623
†ServiceNow	3,730	295,229
†Take-Two Interactive Software	5,840	263,267

		1,252,635

Specialty Retail–4.07%
Best Buy	9,214	351,790
†Cabela’s	4,925	270,530
Dick’s Sporting Goods	5,705	323,588
Foot Locker	4,810	325,733
Ross Stores	8,713	560,246

		1,831,887

Textiles, Apparel & Luxury Goods–1.38%
†Sequential Brands Group	45,950	367,600
†Under Armour Class A	6,530	252,580

		620,180

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Transportation Infrastructure–0.86%
Macquarie Infrastructure	4,671	$388,814

		388,814

Total Common Stock (Cost $37,649,262)		41,491,389

EXCHANGE-TRADED FUND–0.26%
SPDR S&P Biotech ETF	1,760	116,670

Total Exchange-Traded Fund (Cost $101,110)		116,670

MASTER LIMITED PARTNERSHIP–0.44%
MPLX	5,870	198,758

Total Master Limited Partnership (Cost $130,375)		198,758

MONEY MARKET FUND–8.48%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	3,817,909	3,817,909

Total Money Market Fund (Cost $3,817,909)		3,817,909

TOTAL VALUE OF SECURITIES–101.34% (Cost $41,698,656)	45,624,726
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.34%)	(601,669)

NET ASSETS APPLICABLE TO 4,856,945 SHARES OUTSTANDING–100.00%	$45,023,057

†	Non-income producing for the period.

«	Includes $154,944 cash collateral held at broker and $40,792 foreign currencies collateral due to broker for futures contracts as of September 30, 2016.

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–3

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
3	E-mini Russell 2000 Index	$372,806	$374,490	12/19/16	$1,684
5	E-mini S&P 500 Index	538,723	540,100	12/19/16	1,377
10	E-mini S&P MidCap 400 Index	1,542,961	1,549,600	12/19/16	6,639
1	Euro STOXX 50 Index	33,758	33,633	12/19/16	(125)

					$9,575

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

ETF–Exchange Traded Fund

IT–Information Technology

SPDR–Standard & Poor Depositary Receipt

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–4

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock U.S. Opportunities Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange traded funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sale price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximate fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$41,698,656

Aggregate unrealized appreciation	$4,960,052
Aggregate unrealized depreciation	(1,033,982)

Net unrealized appreciation	$3,926,070

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–5

LVIP BlackRock U.S. Opportunities Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Total
Common Stock	$41,491,389	$—	$41,491,389
Exchange-Traded Funds	116,670	—	116,670
Master Limited Partnerships	198,758	—	198,758
Money Market Fund	3,817,909	—	3,817,909

Total	$45,624,726	$—	$45,624,726

Futures Contracts	$—	$9,575	$9,575

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Subsequent Events

In March 2016, the Board approved a proposal, subject to shareholder approval, to merge the Fund with and into LVIP Blended Mid Cap Managed Volatility Fund (the Acquiring Fund). The merger is not expected to be a taxable event for contract holders. At a Joint Special Meeting of Shareholders held on September 7, 2016, the shareholders approved the merger. The merger is expected to close on or about December 9, 2016.

LVIP BlackRock U.S. Opportunities Managed Volatility Fund–6

LVIP Blended Core Equity Managed Volatility Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENTS–93.01%
Equity Funds–93.01%
*ClearBridge®– Variable Appreciation Portfolio	3,160,944	$115,975,045
T. Rowe Price Capital Opportunity Fund (Investor Class)	3,316,764	77,778,117

Total Affiliated Investments (Cost $178,243,869)		193,753,162

	Number of	Value
	Shares	(U.S. $)

UNAFFILIATED INVESTMENT–6.83%
Money Market Fund–6.83%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	14,229,859	$14,229,859

Total Unaffiliated Investment (Cost $14,229,859)		14,229,859

TOTAL VALUE OF SECURITIES–99.84% (Cost $192,473,728)	207,983,021
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	336,686

NET ASSETS APPLICABLE TO 19,942,890 SHARES OUTSTANDING–100.00%	$208,319,707

*	Series I shares.

«	Includes $446,541 cash collateral held at broker for futures contracts as of September 30, 2016.

The following futures contracts were outstanding at September 30, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
110	E-mini S&P 500 Index	$11,763,177	$11,882,200	12/19/16	$119,023
7	E-mini S&P MidCap 400 Index	1,069,984	1,084,720	12/19/16	14,736

					$133,759

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Blended Core Equity Managed Volatility Fund–1

LVIP Blended Core Equity Managed Volatility Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Core Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in other open-end investment companies, which, in turn, invest at least 80% of their assets in equity securities. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$192,473,728

Aggregate unrealized appreciation	$15,509,293
Aggregate unrealized depreciation	—

Net unrealized appreciation	$15,509,293

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Affiliated Investments	$193,753,162
Unaffiliated Investment	14,229,859

Total	$207,983,021

Futures Contracts	$133,759

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Blended Core Equity Managed Volatility Fund–2

LVIP Blended Core Equity Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016, were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
ClearBridge® - Variable Appreciation Portfolio	$122,217,049	$41,450,662	$49,578,153	$(5,742,182)	$115,975,045	$17,095	$271,258
T. Rowe Price Capital Opportunity Fund (Investor Class)	—	73,529,473	5,830,577	73,298	77,778,117	—	—

Total	$122,217,049	$114,980,135	$55,408,730	$(5,668,884)	$193,753,162	$17,095	$271,258

LVIP Blended Core Equity Managed Volatility Fund–3

LVIP Blended Large Cap Growth Managed Volatility Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–92.71%
Aerospace & Defense–1.90%
Boeing	11,990	$1,579,563
General Dynamics	13,870	2,152,069
Lockheed Martin	8,406	2,015,086
Northrop Grumman	6,840	1,463,418
†TransDigm Group	21,542	6,228,223

		13,438,359

Air Freight & Logistics–0.44%
FedEx	17,782	3,106,160

		3,106,160

Airlines–0.16%
American Airlines Group	30,330	1,110,381

		1,110,381

Banks–1.79%
Bank of America	313,690	4,909,249
PNC Financial Services Group	29,994	2,702,159
†Signature Bank	16,721	1,980,602
Wells Fargo & Co.	70,188	3,107,925

		12,699,935

Beverages–1.90%
Anheuser-Busch InBev ADR	6,802	893,851
Coca-Cola	7,725	326,922
Constellation Brands Class A	7,460	1,242,015
Dr Pepper Snapple Group	20,510	1,872,768
Molson Coors Brewing Class B	15,530	1,705,194
†Monster Beverage	20,805	3,054,382
PepsiCo	40,129	4,364,831

		13,459,963

Biotechnology–4.38%
Amgen	18,350	3,060,963
†Celgene	102,788	10,744,430
Gilead Sciences	71,664	5,670,056
†Incyte	25,940	2,445,883
†Regeneron Pharmaceuticals	5,740	2,307,595
Shire ADR	11,000	2,132,460
†Vertex Pharmaceuticals	53,403	4,657,276

		31,018,663

Capital Markets–1.15%
BlackRock	2,740	993,140
Intercontinental Exchange	3,620	975,083
Invesco	27,560	861,801
Northern Trust	14,301	972,325
S&P Global	34,181	4,325,947

		8,128,296

Chemicals–3.26%
Celanese Class A	22,600	1,504,256
Dow Chemical	45,640	2,365,521
Ecolab	70,405	8,569,697

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
Monsanto	10,600	$1,083,320
Mosaic	16,533	404,397
PPG Industries	6,048	625,121
Sherwin-Williams	30,766	8,511,722

		23,064,034

Construction Materials–0.25%
CRH ADR	18,390	611,835
Martin Marietta Materials	1,570	281,203
Vulcan Materials	7,560	859,799

		1,752,837

Consumer Finance–1.99%
American Express	37,250	2,385,490
Capital One Financial	48,117	3,456,244
†Santander Consumer USA Holdings	181,090	2,202,054
Synchrony Financial	217,262	6,083,336

		14,127,124

Containers & Packaging–0.52%
Ball	12,970	1,062,892
†Crown Holdings	19,540	1,115,539
International Paper	25,860	1,240,763
†Owens-Illinois	15,150	278,609

		3,697,803

Diversified Telecommunication Services–0.54%
†SBA Communications Class A	34,365	3,854,378

		3,854,378

Electric Utilities–1.33%
Avangrid	17,810	744,102
Duke Energy	7,880	630,715
Edison International	16,800	1,213,800
Eversource Energy	12,930	700,547
Exelon	34,192	1,138,252
NextEra Energy	23,380	2,859,842
PG&E	28,561	1,747,076
Pinnacle West Capital	5,180	393,628

		9,427,962

Electrical Equipment–0.30%
AMETEK	25,460	1,216,479
Eaton	13,590	892,999

		2,109,478

Energy Equipment & Services–0.37%
Baker Hughes	27,450	1,385,401
Ensco Class A	17,450	148,325
Halliburton	16,450	738,276
Tenaris ADR	13,190	374,596

		2,646,598

LVIP Blended Large Cap Growth Managed Volatility Fund–1

LVIP Blended Large Cap Growth Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts–1.43%
American Tower	30,265	$3,429,932
Apartment Investment & Management	14,517	666,475
Boston Properties	8,229	1,121,530
Equinix	2,695	970,874
Host Hotels & Resorts	25,159	391,726
Prologis	18,659	999,003
Regency Centers	10,350	802,022
Simon Property Group	8,315	1,721,288

		10,102,850

Food & Staples Retailing–0.49%
Costco Wholesale	12,340	1,881,973
Walgreens Boots Alliance	19,570	1,577,733

		3,459,706

Food Products–0.72%
Mondelez International	115,689	5,078,747

		5,078,747

Health Care Equipment & Supplies–4.65%
Abbott Laboratories	11,210	474,071
Baxter International	28,990	1,379,924
Becton Dickinson	8,420	1,513,327
†Boston Scientific	82,660	1,967,308
Cooper	22,345	4,005,565
Danaher	120,059	9,411,425
Medtronic	62,930	5,437,152
St. Jude Medical	22,570	1,800,183
Stryker	17,320	2,016,221
Zimmer Biomet Holdings	38,121	4,956,492

		32,961,668

Health Care Providers & Services–2.87%
Cardinal Health	10,800	839,160
†Centene	60,994	4,084,158
Cigna	13,020	1,696,766
†Express Scripts Holding	58,252	4,108,514
†HCA Holdings	23,040	1,742,515
McKesson	19,885	3,315,824
UnitedHealth Group	32,470	4,545,800

		20,332,737

Hotels, Restaurants & Leisure–1.75%
†Chipotle Mexican Grill	4,345	1,840,108
Las Vegas Sands	6,506	374,355
Starbucks	187,562	10,154,607

		12,369,070

Household Durables–0.36%
†Mohawk Industries	12,810	2,566,355

		2,566,355

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Products–0.56%
Colgate-Palmolive	53,282	$3,950,327

		3,950,327

Industrial Conglomerates–2.04%
3M	14,953	2,635,167
General Electric	104,010	3,080,776
Honeywell International	74,941	8,737,371

		14,453,314

Insurance–3.27%
Allstate	14,000	968,520
American International Group	68,520	4,065,977
Chubb	7,340	922,271
Hartford Financial Services Group	42,100	1,802,722
Marsh & McLennan	147,402	9,912,785
MetLife	16,360	726,875
Principal Financial Group	20,020	1,031,230
Prudential Financial	16,540	1,350,491
Xl Group	71,460	2,403,200

		23,184,071

Internet & Direct Marketing Retail–5.31%
†Amazon.com	32,862	27,515,681
Expedia	26,367	3,077,556
†Netflix	19,699	1,941,336
†TripAdvisor	79,985	5,053,452

		37,588,025

Internet Software & Services–8.60%
†Alphabet Class A	33,270	26,751,076
†Alphabet Class C	10,128	7,872,393
†Facebook Class A	204,889	26,281,112

		60,904,581

IT Services–3.75%
Accenture Class A	11,939	1,458,588
†Alliance Data Systems	8,150	1,748,419
Automatic Data Processing	15,844	1,397,441
†Cognizant Technology Solutions Class A	18,340	875,001
†FleetCor Technologies	3,415	593,288
Global Payments	31,418	2,411,646
Mastercard Class A	54,519	5,548,399
Sabre	61,706	1,738,875
Visa Class A	130,121	10,761,007

		26,532,664

Life Sciences Tools & Services–0.18%
Thermo Fisher Scientific	8,160	1,297,930

		1,297,930

Machinery–1.17%
Caterpillar	3,827	339,723
Fortive	86,596	4,407,736

LVIP Blended Large Cap Growth Managed Volatility Fund–2

LVIP Blended Large Cap Growth Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Illinois Tool Works	19,090	$2,287,746
Pentair	19,904	1,278,633

		8,313,838

Media–2.70%
†Charter Communications Class A	18,215	4,917,504
Comcast Class A	154,159	10,226,908
Interpublic Group	35,700	797,895
Twenty-First Century Fox Class A	131,606	3,187,497

		19,129,804

Metals & Mining–0.05%
Nucor	6,665	329,584

		329,584

Multi-Utilities–0.67%
Ameren	12,810	629,996
Dominion Resources	28,553	2,120,631
DTE Energy	2,300	215,441
Sempra Energy	16,653	1,785,035

		4,751,103

Oil, Gas & Consumable Fuels–2.48%
Anadarko Petroleum	21,408	1,356,411
†Cheniere Energy	7,910	344,876
Chevron	16,674	1,716,088
†Concho Resources	5,125	703,919
ConocoPhillips	32,359	1,406,646
EQT	12,570	912,833
Exxon Mobil	17,225	1,503,398
Hess	3,726	199,788
Kinder Morgan	30,597	707,709
†Newfield Exploration	42,540	1,848,788
ONEOK	8,088	415,642
Pioneer Natural Resources	13,403	2,488,267
TransCanada	72,520	3,449,051
Valero Energy	10,229	542,137

		17,595,553

Personal Products–1.63%
†Coty Class A	93,337	2,193,420
Estee Lauder Class A	105,391	9,333,427

		11,526,847

Pharmaceuticals–3.97%
†Allergan	53,657	12,357,744
AstraZeneca ADR	54,310	1,784,627
Bristol-Myers Squibb	59,940	3,231,965
†Catalent	99,044	2,559,297
Eli Lilly & Co.	11,960	959,910
Johnson & Johnson	24,060	2,842,208
Merck & Co.	57,720	3,602,305

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
†Mylan	21,450	$817,674

		28,155,730

Professional Services–1.41%
Equifax	13,770	1,853,167
†IHS Markit	12,386	465,094
Nielsen Holdings	31,143	1,668,331
†Verisk Analytics Class A	73,471	5,971,723

		9,958,315

Road & Rail–1.39%
Canadian Pacific Railway	42,629	6,509,448
CSX	22,660	691,130
JB Hunt Transport Services	19,545	1,585,881
Kansas City Southern	5,830	544,056
Norfolk Southern	5,140	498,888

		9,829,403

Semiconductors & Semiconductor Equipment–3.25%
Broadcom	74,711	12,889,142
Intel	82,717	3,122,567
Microchip Technology	9,493	589,895
†Micron Technology	20,537	365,148
NVIDIA	60,810	4,166,701
†NXP Semiconductors	2,097	213,915
QUALCOMM	24,816	1,699,896

		23,047,264

Software–7.35%
†Atlassian	98,800	2,961,036
†Electronic Arts	28,755	2,455,677
Microsoft	461,838	26,601,869
†salesforce.com	143,789	10,256,469
†ServiceNow	101,464	8,030,876
SS&C Technologies Holdings	17,920	576,128
†Workday Class A	12,613	1,156,486

		52,038,541

Specialty Retail–4.20%
Advance Auto Parts	20,220	3,015,206
Home Depot	101,053	13,003,500
L Brands	7,786	551,015
†O’Reilly Automotive	12,529	3,509,498
TJX	129,551	9,687,824

		29,767,043

Technology Hardware, Storage & Peripherals–4.00%
Apple	212,119	23,980,053
Seagate Technology	113,576	4,378,355

		28,358,408

Textiles, Apparel & Luxury Goods–1.58%
NIKE Class B	131,281	6,911,945
†Under Armour Class A	43,976	1,700,992

LVIP Blended Large Cap Growth Managed Volatility Fund–3

LVIP Blended Large Cap Growth Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
†Under Armour Class C	59,944	$2,029,704
VF	9,802	549,402

		11,192,043

Tobacco–0.60%
Altria Group	66,939	4,232,553

		4,232,553

Total Common Stock (Cost $512,095,551)		656,650,045

	Number of Shares	Value (U.S. $)

EXCHANGE-TRADED FUND–0.47%
SPDR® S&P 500 ETF Trust	15,306	$3,310,688

Total Exchange-Traded Fund (Cost $2,936,513)		3,310,688

MONEY MARKET FUND–7.27%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	51,494,050	51,494,050

Total Money Market Fund (Cost $51,494,050)		51,494,050

TOTAL VALUE OF SECURITIES–100.45% (Cost $566,526,114)	711,454,783
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.45%)	(3,202,732)

NET ASSETS APPLICABLE TO 23,008,450 SHARES OUTSTANDING–100.00%	$708,252,051

†	Non-income producing for the period.

«	Includes $1,534,580 cash collateral held at broker for futures contracts as of September 30, 2016.

Summary of Abbreviations:

ADR–American Depositary Receipt

ETF–Exchange Traded Fund

IT–Information Technology

SPDR–Standard & Poor’s Depositary Receipt

The following futures contracts were outstanding at September 30, 2016:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
415 E-mini S&P 500 Index	$44,372,955	$44,828,300	12/19/16	$455,345

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Blended Large Cap Growth Managed Volatility Fund–4

LVIP Blended Large Cap Growth Managed Volatility Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”) except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Equity securities or ETFs listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$566,526,114

Aggregate unrealized appreciation	$154,491,191
Aggregate unrealized depreciation	(9,562,522)

Net unrealized appreciation	$144,928,669

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Blended Large Cap Growth Managed Volatility Fund–5

LVIP Blended Large Cap Growth Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Common Stock	$656,650,045
Exchange-Traded Fund	3,310,688
Money Market Fund	51,494,050

Total	$711,454,783

Futures Contracts	$455,345

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Blended Large Cap Growth Managed Volatility Fund–6

LVIP Blended Mid Cap Managed Volatility Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–91.90%
Aerospace & Defense–0.73%
†DigitalGlobe	10,600	$291,500
Rockwell Collins	11,500	969,910
Textron	12,000	477,000
†TransDigm Group	3,100	896,272

		2,634,682

Air Freight & Logistics–1.16%
CH Robinson Worldwide	4,000	281,840
Expeditors International of Washington	75,923	3,911,553

		4,193,393

Airlines–0.86%
Alaska Air Group	10,500	691,530
Allegiant Travel	1,700	224,519
Copa Holdings Class A	4,000	351,720
Southwest Airlines	21,800	847,802
†Spirit Airlines	5,800	246,674
†United Continental Holdings	14,600	766,062

		3,128,307

Auto Components–1.02%
BorgWarner	89,258	3,140,096
Delphi Automotive	7,900	563,428

		3,703,524

Automobiles–0.26%
Ferrari	6,900	357,903
Harley-Davidson	4,000	210,360
†Tesla Motors	1,800	367,254

		935,517

Banks–2.14%
BankUnited	13,100	395,620
Fifth Third Bancorp	12,500	255,750
First Republic Bank	45,517	3,509,816
†Signature Bank	21,365	2,530,684
†SVB Financial Group	5,600	619,024
Webster Financial	11,585	440,346

		7,751,240

Beverages–0.73%
Brown-Forman Class B	17,000	806,480
Constellation Brands Class A	4,800	799,152
Dr Pepper Snapple Group	7,200	657,432
†Monster Beverage	2,600	381,706

		2,644,770

Biotechnology–3.31%
†ACADIA Pharmaceuticals	56,393	1,793,861
†Agios Pharmaceuticals	3,800	200,716
†Alkermes	61,808	2,906,830
†Alnylam Pharmaceuticals	4,000	271,120
†BioMarin Pharmaceutical	37,859	3,502,715

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Bluebird Bio	1,900	$128,782
†Incyte	9,100	858,039
†Intercept Pharmaceuticals	800	131,672
†Ironwood Pharmaceuticals	11,100	176,268
†Neurocrine Biosciences	7,195	364,355
†Seattle Genetics	5,500	297,055
†TESARO	4,369	437,948
†Ultragenyx Pharmaceutical	1,900	134,786
†United Therapeutics	2,500	295,200
†Vertex Pharmaceuticals	5,800	505,818

		12,005,165

Building Products–1.72%
Allegion	13,500	930,285
AO Smith	18,881	1,865,254
Fortune Brands Home & Security	59,530	3,458,693

		6,254,232

Capital Markets–4.48%
CBOE Holdings	13,800	894,930
CME Group	41,757	4,364,442
†E*TRADE Financial	23,700	690,144
FactSet Research Systems	1,800	291,780
Financial Engines	6,000	178,260
Intercontinental Exchange	3,500	942,760
Invesco	7,200	225,144
Lazard Class A	17,900	650,844
Moody’s	8,100	877,068
MSCI	5,500	461,670
Northern Trust	68,712	4,671,729
S&P Global	5,100	645,456
State Street	7,400	515,262
TD Ameritrade Holding	19,600	690,704
WisdomTree Investments	16,600	170,814

		16,271,007

Chemicals–1.99%
Air Products & Chemicals	3,800	571,292
Ashland Global Holdings	6,300	730,485
Celanese Class A	7,400	492,544
CF Industries Holdings	12,400	301,940
NewMarket	800	343,456
PolyOne	6,300	213,003
RPM International	16,800	902,496
Scotts Miracle-Gro Class A	26,791	2,230,886
Sherwin-Williams	3,900	1,078,974
†Valvoline	14,900	350,001

		7,215,077

Commercial Services & Supplies–0.83%
†Copart	8,800	471,328
KAR Auction Services	15,700	677,612
Ritchie Bros Auctioneers	8,800	308,616

LVIP Blended Mid Cap Managed Volatility Fund–1

LVIP Blended Mid Cap Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Rollins	21,600	$632,448
†Stericycle	5,100	408,714
Waste Connections	6,700	500,490

		2,999,208

Communications Equipment–1.44%
†F5 Networks	3,600	448,704
Harris	40,548	3,714,602
Motorola Solutions	4,100	312,748
†Palo Alto Networks	4,800	764,784

		5,240,838

Construction & Engineering–0.08%
Valmont Industries	2,300	309,511

		309,511

Construction Materials–0.50%
Eagle Materials	3,700	286,010
Vulcan Materials	13,500	1,535,355

		1,821,365

Containers & Packaging–0.57%
Ball	16,900	1,384,955
Sealed Air	14,700	673,554

		2,058,509

Diversified Consumer Services–0.28%
Service Corp. International	29,700	788,238
Sotheby’s	6,200	235,724

		1,023,962

Diversified Telecommunication Services–0.46%
†SBA Communications Class A	15,000	1,682,400

		1,682,400

Electrical Equipment–0.89%
AMETEK	8,200	391,796
†Generac Holdings	49,452	1,795,108
Hubbell	2,900	312,446
†Sensata Technologies Holding	19,000	736,820

		3,236,170

Electronic Equipment, Instruments & Components–1.71%
Amphenol Class A	21,600	1,402,272
Cognex	5,900	311,874
†IPG Photonics	4,100	337,635
†Keysight Technologies	7,500	237,675
†Trimble	137,471	3,926,172

		6,215,628

Energy Equipment & Services–0.04%
Oceaneering International	5,600	154,056

		154,056

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts–1.61%
American Campus Communities	7,500	$381,525
Crown Castle International	13,600	1,281,256
CubeSmart	11,800	321,668
Equinix	3,300	1,188,825
Federal Realty Investment Trust	2,700	415,611
Iron Mountain	12,300	461,619
MGM Growth Properties	16,600	432,762
SL Green Realty	4,200	454,020
Taubman Centers	5,400	401,814
VEREIT	48,109	498,890

		5,837,990

Food & Staples Retailing–1.02%
PriceSmart	2,800	234,528
†Sprouts Farmers Market	11,300	233,345
Whole Foods Market	114,456	3,244,828

		3,712,701

Food Products–3.52%
†Blue Buffalo Pet Products	91,782	2,180,740
Flowers Foods	19,900	300,888
†Hain Celestial Group	76,053	2,705,966
Hershey	10,500	1,003,800
JM Smucker	3,100	420,174
McCormick & Co.	9,200	919,264
Mead Johnson Nutrition	61,626	4,869,070
Pinnacle Foods	7,200	361,224

		12,761,126

Gas Utilities–0.15%
Atmos Energy	7,500	558,525

		558,525

Health Care Equipment & Supplies–5.28%
†Align Technology	36,585	3,429,844
Cooper	5,500	985,930
DENTSPLY SIRONA	16,052	953,970
†Edwards Lifesciences	30,792	3,712,283
†Hologic	29,500	1,145,485
†IDEXX Laboratories	8,300	935,659
†Intuitive Surgical	9,747	7,064,918
Teleflex	3,400	571,370
West Pharmaceutical Services	4,800	357,600

		19,157,059

Health Care Providers & Services–3.35%
†Acadia Healthcare	35,670	1,767,449
AmerisourceBergen	14,100	1,138,998
†Centene	9,700	649,512
†DaVita	5,900	389,813
†Diplomat Pharmacy	36,891	1,033,317
†Envision Healthcare Holdings	15,900	354,093
†Henry Schein	14,957	2,437,692

LVIP Blended Mid Cap Managed Volatility Fund–2

LVIP Blended Mid Cap Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
Humana	1,700	$300,713
†Laboratory Corp of America Holdings	19,341	2,659,001
†MEDNAX	5,500	364,375
†Team Health Holdings	4,300	140,008
Universal Health Services Class B	4,200	517,524
†WellCare Health Plans	3,300	386,397

		12,138,892

Health Care Technology–0.43%
†athenahealth	1,900	239,628
†Cerner	8,900	549,575
†Medidata Solutions	4,000	223,040
†Veeva Systems Class A	13,400	553,152

		1,565,395

Hotels, Restaurants & Leisure–2.75%
Bloomin’ Brands	11,500	198,260
Brinker International	7,300	368,139
†Chipotle Mexican Grill	1,400	592,900
Choice Hotels International	9,100	410,228
Dunkin’ Brands Group	82,973	4,321,234
Extended Stay America	23,800	337,960
Hilton Worldwide Holdings	22,000	504,460
Marriott International Class A	12,000	807,960
†MGM Resorts International	25,100	653,353
†Norwegian Cruise Line Holdings	11,000	414,700
†Panera Bread Class A	1,400	272,608
Papa John’s International	4,700	370,595
Royal Caribbean Cruises	5,400	404,730
Wynn Resorts	3,300	321,486

		9,978,613

Household Durables–1.86%
DR Horton	88,664	2,677,653
Harman International Industries	6,700	565,815
†Mohawk Industries	3,200	641,088
Newell Brands	15,400	810,964
†NVR	350	573,955
PulteGroup	16,200	324,648
†Tempur Sealy International	6,300	357,462
†Toll Brothers	11,400	340,404
Whirlpool	2,900	470,264

		6,762,253

Household Products–0.29%
Church & Dwight	16,000	766,720
Clorox	2,200	275,396

		1,042,116

Industrial Conglomerates–0.20%
Roper Technologies	4,000	729,880

		729,880

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance–0.80%
Aon	8,700	$978,663
FNF Group	25,500	941,205
Progressive	13,000	409,500
Willis Towers Watson	4,400	584,188

		2,913,556

Internet & Direct Marketing Retail–0.40%
†Ctrip.com International ADR	11,500	535,555
†Liberty Interactive Corp. QVC Group Class A	10,500	210,105
†TripAdvisor	4,100	259,038
†Vipshop Holdings ADR	14,800	217,116
†Wayfair Class A	5,400	212,598

		1,434,412

Internet Software & Services–4.14%
†Akamai Technologies	20,376	1,079,724
†CoStar Group	23,995	5,195,637
†GrubHub	77,214	3,319,430
†Match Group	14,700	261,513
MercadoLibre	2,200	406,934
†Pandora Media	243,648	3,491,476
†VeriSign	11,900	931,056
†Zillow Group	9,300	320,385

		15,006,155

IT Services–2.84%
†Alliance Data Systems	3,800	815,214
†Black Knight Financial Services Class A	18,000	736,200
Booz Allen Hamilton Holding	13,600	429,896
†CoreLogic	15,900	623,598
CSRA	14,000	376,600
†EPAM Systems	3,900	270,309
Fidelity National Information Services	13,700	1,055,311
†Fiserv	14,600	1,452,262
†Gartner	9,000	796,050
†Genpact	11,200	268,240
Global Payments	9,500	729,220
Paychex	6,900	399,303
Sabre	29,500	831,310
†Vantiv Class A	19,100	1,074,757
†WEX	4,100	443,169

		10,301,439

Leisure Products–1.85%
Mattel	120,857	3,659,550
Polaris Industries	39,236	3,038,436

		6,697,986

Life Sciences Tools & Services–0.85%
Agilent Technologies	12,500	588,625
Bruker	11,900	269,535

LVIP Blended Mid Cap Managed Volatility Fund–3

LVIP Blended Mid Cap Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Illumina	4,700	$853,802
†Mettler-Toledo International	1,900	797,677
†Patheon	1,646	48,771
†Quintiles IMS Holdings	6,700	543,102

		3,101,512

Machinery–3.03%
CLARCOR	4,200	273,000
†Colfax	7,400	232,582
Donaldson	13,500	503,955
Flowserve	8,600	414,864
Fortive	7,500	381,750
Graco	8,700	643,800
IDEX	33,668	3,150,315
†Middleby	3,800	469,756
Nordson	3,500	348,705
PACCAR	5,400	317,412
Snap-on	4,000	607,840
Toro	9,000	421,560
†WABCO Holdings	2,900	329,237
Wabtec	17,649	1,441,041
Woodward	18,377	1,148,195
Xylem	5,900	309,455

		10,993,467

Marine–0.06%
†Kirby	3,700	229,992

		229,992

Media–0.34%
Interpublic Group	27,800	621,330
Omnicom Group	7,200	612,000

		1,233,330

Metals & Mining–0.28%
Carpenter Technology	4,400	181,544
Compass Minerals International	2,700	198,990
Silver Wheaton	14,000	378,420
†Stillwater Mining	19,800	264,528

		1,023,482

Multiline Retail–0.70%
Dollar General	21,900	1,532,781
†Dollar Tree	12,600	994,518

		2,527,299

Multi-Utilities–0.10%
NiSource	15,700	378,527

		378,527

Oil, Gas & Consumable Fuels–2.94%
Cabot Oil & Gas	85,252	2,199,502
Cimarex Energy	15,006	2,016,356
†Concho Resources	2,400	329,640

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Continental Resources	50,625	$2,630,475
†Diamondback Energy	2,800	270,312
EQT	5,900	428,458
Noble Energy	54,099	1,933,498
Pioneer Natural Resources	1,700	315,605
Range Resources	6,000	232,500
Tesoro	3,700	294,372

		10,650,718

Pharmaceuticals–2.33%
†Akorn	8,000	218,080
†Catalent	14,200	366,928
†Endo International	6,300	126,945
†Horizon Pharma	7,500	135,975
†Jazz Pharmaceuticals	2,700	327,996
†Mallinckrodt	3,800	265,164
†Pacira Pharmaceuticals	4,000	136,880
Zoetis	131,885	6,859,339

		8,437,307

Professional Services–2.15%
Equifax	8,200	1,103,556
†IHS Markit	22,183	832,972
ManpowerGroup	5,600	404,656
Nielsen Holdings	11,900	637,483
Robert Half International	8,500	321,810
†TransUnion	16,100	555,450
†Verisk Analytics Class A	48,753	3,962,644

		7,818,571

Real Estate Management & Development–0.18%
Jones Lang LaSalle	5,600	637,224

		637,224

Road & Rail–0.68%
†Avis Budget Group	7,800	266,838
†Genesee & Wyoming	6,400	441,280
JB Hunt Transport Services	6,200	503,068
Kansas City Southern	5,300	494,596
Landstar System	3,400	231,472
†Old Dominion Freight Line	7,600	521,436

		2,458,690

Semiconductors & Semiconductor Equipment–2.84%
†Integrated Device Technology	10,100	233,310
Linear Technology	7,500	444,675
Maxim Integrated Products	47,739	1,906,218
Microchip Technology	89,529	5,563,332
†Microsemi	12,800	537,344
Monolithic Power Systems	4,016	323,288
Skyworks Solutions	9,800	746,172
Xilinx	10,400	565,136

		10,319,475

LVIP Blended Mid Cap Managed Volatility Fund–4

LVIP Blended Mid Cap Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software–8.38%
Activision Blizzard	6,900	$305,670
†ANSYS	28,960	2,681,986
†Atlassian	22,700	680,319
†Autodesk	5,400	390,582
†Check Point Software Technologies	3,900	302,679
†Electronic Arts	70,743	6,041,452
†Ellie Mae	19,280	2,030,184
†Fortinet	8,400	310,212
†Guidewire Software	41,914	2,514,002
Intuit	9,600	1,056,096
†Mobileye	36,656	1,560,446
†NetSuite	10,500	1,162,245
†Proofpoint	3,600	269,460
†Red Hat	48,346	3,907,807
†ServiceNow	59,509	4,710,137
†Splunk	8,200	481,176
SS&C Technologies Holdings	14,800	475,820
†Tableau Software Class A	11,580	640,026
†Workday Class A	7,600	696,844
†Zendesk	6,300	193,473

		30,410,616

Specialty Retail–7.01%
†AutoZone	2,100	1,613,514
Bed Bath & Beyond	50,969	2,197,274
†Burlington Stores	11,700	947,934
†CarMax	21,400	1,141,690
Dick’s Sporting Goods	11,200	635,264
DSW Class A	80,509	1,648,824
†Five Below	6,600	265,914
L Brands	15,600	1,104,012
†Michaels	29,700	717,849
†O’Reilly Automotive	5,900	1,652,649
†Restoration Hardware Holdings	4,300	148,694
Ross Stores	25,600	1,646,080
Signet Jewelers	7,200	536,616
Tiffany & Co.	50,644	3,678,274
Tractor Supply	56,887	3,831,339
†Ulta Salon Cosmetics & Fragrance	3,600	856,728
Williams-Sonoma	54,808	2,799,593

		25,422,248

Textiles, Apparel & Luxury Goods–2.67%
Burberry Group	104,531	1,865,281
Carter’s	6,200	537,602
Coach	18,000	658,080
Hanesbrands	64,800	1,636,200
†Kate Spade & Co.	114,380	1,959,329
†lululemon athletica	35,053	2,137,532
PVH	6,000	663,000
Wolverine World Wide	9,600	221,088

		9,678,112

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors–1.59%
Fastenal	129,130	$5,395,051
WW Grainger	1,600	359,744

		5,754,795

Wireless Telecommunication Services–0.08%
†T-Mobile US	6,000	280,320

		280,320

Total Common Stock (Cost $304,631,266)		333,432,344

MASTER LIMITED PARTNERSHIPS–0.36%
Oaktree Capital Group 0.00%	31,178	1,321,947

Total Master Limited Partnerships (Cost $1,597,633)		1,321,947

MONEY MARKET FUND–7.23%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	26,214,598	26,214,598

Total Money Market Fund (Cost $26,214,598)		26,214,598

	Number of Contracts

OPTIONS PURCHASED–0.06%
Equity Call Option–0.00%
MarketAxess Holdings strike price $175, expiration date 11/18/16 (UBS)	49	14,210

		14,210

Equity Put Options–0.06%
Russell 2000 Index strike price $1,220, expiration date 10/28/16 (UBS)	75	88,725
S&P 500 Index strike price $2,125, expiration date 10/28/16 (MSC)	25	32,750
SPDR S&P MidCap 400 ETF Trust strike price $275, expiration date 10/28/16 (MSC)	422	82,290

		203,765

Total Options Purchased (Premium paid $264,319)		217,975

LVIP Blended Mid Cap Managed Volatility Fund–5

LVIP Blended Mid Cap Managed Volatility Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.55% (Cost $332,707,816)	$361,186,864

	Number of Contracts	Value (U.S. $)

OPTIONS WRITTEN–(0.01%)
Equity Put Options–(0.01%)
MarketAxess Holdings strike price $150, expiration date 11/18/16 (UBS)	(49)	(10,167)
Russell 2000 Index strike price $1,110, expiration date 10/28/16 (UBS)	(75)	(11,100)
S&P 500 Index strike price $1,975, expiration date 10/28/16 (MSC)	(25)	(4,750)
SPDR S&P MidCap 400 ETF Trust strike price $255, expiration date 10/28/16 (MSC)	(422)	(17,935)

Total Options Written (Premium received $(61,209))		(43,952)

«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.46%		1,666,860

NET ASSETS APPLICABLE TO 31,491,442 SHARES OUTSTANDING–100.00%		$362,809,772

†	Non-income producing for the period.

«	Includes $505,977 cash collateral held at broker for futures contracts as of September 30, 2016.

The following futures contracts were outstanding at September 30, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
7	E-mini Russell 2000 Index	$874,374	$873,810	12/19/16	$(564)
25	E-mini S&P 500 Index	2,706,301	2,700,500	12/19/16	(5,801)
42	E-mini S&P MidCap 400 Index	6,521,187	6,508,320	12/19/16	(12,867)

					$(19,232)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depository Receipt

IT–Information Technology

S&P–Standard & Poor’s

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depository Receipts

MSC–Morgan Stanley Capital

UBS–Union Bank of Switzerland

LVIP Blended Mid Cap Managed Volatility Fund–6

LVIP Blended Mid Cap Managed Volatility Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$332,646,607

Aggregate unrealized appreciation	$46,237,920
Aggregate unrealized depreciation	(17,741,615)

Net unrealized appreciation	$28,496,305

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Blended Mid Cap Managed Volatility Fund–7

LVIP Blended Mid Cap Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Total
Common Stock
Aerospace & Defense	$2,634,682	$—	$2,634,682
Air Freight & Logistics	4,193,393	—	4,193,393
Airlines	3,128,307	—	3,128,307
Auto Components	3,703,524	—	3,703,524
Automobiles	935,517	—	935,517
Banks	7,751,240	—	7,751,240
Beverages	2,644,770	—	2,644,770
Biotechnology	12,005,165	—	12,005,165
Building Products	6,254,232	—	6,254,232
Capital Markets	16,271,007	—	16,271,007
Chemicals	7,215,077	—	7,215,077
Commercial Services & Supplies	2,999,208	—	2,999,208
Communications Equipment	5,240,838	—	5,240,838
Construction & Engineering	309,511	—	309,511
Construction Materials	1,821,365	—	1,821,365
Containers & Packaging	2,058,509	—	2,058,509
Diversified Consumer Services	1,023,962	—	1,023,962
Diversified Telecommunication Services	1,682,400	—	1,682,400
Electrical Equipment	3,236,170	—	3,236,170
Electronic Equipment, Instruments & Components	6,215,628	—	6,215,628
Energy Equipment & Services	154,056	—	154,056
Equity Real Estate Investment Trusts	5,837,990	—	5,837,990
Food & Staples Retailing	3,712,701	—	3,712,701
Food Products	12,761,126	—	12,761,126
Gas Utilities	558,525	—	558,525
Health Care Equipment & Supplies	19,157,059	—	19,157,059
Health Care Providers & Services	12,138,892	—	12,138,892
Health Care Technology	1,565,395	—	1,565,395
Hotels, Restaurants & Leisure	9,978,613	—	9,978,613
Household Durables	6,762,253	—	6,762,253
Household Products	1,042,116	—	1,042,116
Industrial Conglomerates	729,880	—	729,880
Insurance	2,913,556	—	2,913,556
Internet & Direct Marketing Retail	1,434,412	—	1,434,412
Internet Software & Services	15,006,155	—	15,006,155
IT Services	10,301,439	—	10,301,439
Leisure Products	6,697,986	—	6,697,986
Life Sciences Tools & Services	3,101,512	—	3,101,512
Machinery	10,993,467	—	10,993,467
Marine	229,992	—	229,992
Media	1,233,330	—	1,233,330
Metals & Mining	1,023,482	—	1,023,482
Multiline Retail	2,527,299	—	2,527,299
Multi-Utilities	378,527	—	378,527
Oil, Gas & Consumable Fuels	10,650,718	—	10,650,718
Pharmaceuticals	8,437,307	—	8,437,307
Professional Services	7,818,571	—	7,818,571
Real Estate Management & Development	637,224	—	637,224
Road & Rail	2,458,690	—	2,458,690
Semiconductors & Semiconductor Equipment	10,319,475	—	10,319,475
Software	30,410,616	—	30,410,616
Specialty Retail	25,422,248	—	25,422,248
Textiles, Apparel & Luxury Goods	7,812,831	1,865,281	9,678,112

LVIP Blended Mid Cap Managed Volatility Fund–8

LVIP Blended Mid Cap Managed Volatility Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Total
Trading Companies & Distributors	$5,754,795	$—	$5,754,795
Wireless Telecommunication Services	280,320	—	280,320
Master Limited Partnerships	1,321,947	—	1,321,947
Money Market Fund	26,214,598	—	26,214,598
Options Purchased	217,975	—	217,975

Total	$359,321,583	$1,865,281	$361,186,864

Futures Contracts	$(19,232)	$—	$(19,232)

Options Written	$(43,952)	$—	$(43,952)

There were no Level 3 investments at the end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Blended Mid Cap Managed Volatility Fund–9

LVIP Clarion Global Real Estate Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–96.90%
Australia–6.30%
†@=BGP Holdings	4,536,115	$0
Goodman Group	750,279	4,205,077
GPT Group	1,076,249	4,190,972
Mirvac Group	3,281,623	5,657,505
Scentre Group	2,030,139	7,329,181
Vicinity Centres	741,386	1,808,066
Westfield	389,836	2,916,984

		26,107,785

France–7.23%
Gecina	43,029	6,780,923
ICADE	16,214	1,265,147
Klepierre	244,164	11,207,853
Unibail-Rodamco	39,653	10,691,754

		29,945,677

Germany–2.65%
Deutsche Wohnen	34,512	1,255,826
†LEG Immobilien	92,831	8,898,632
Vonovia	21,817	827,064

		10,981,522

∎Hong Kong–6.86%
Cheung Kong Property Holdings	653,000	4,803,373
Henderson Land Development	144,100	859,811
Link REIT	889,700	6,567,849
Sun Hung Kai Properties	903,900	13,741,773
Wharf Holdings	337,000	2,472,425

		28,445,231

Japan–12.11%
Daito Trust Construction	28,200	4,510,296
†GLP J-Reit	1,505	2,004,267
Invincible Investment	1,629	911,546
Japan Real Estate Investment	61	364,775
Japan Retail Fund Investment	2,542	6,269,511
Kenedix Office Investment	665	4,088,309
Mitsubishi Estate	288,800	5,419,786
Mitsui Fudosan	407,200	8,662,942
Mori Hills REIT Investment	2,024	3,029,418
Nippon Building Fund	62	392,823
Nippon Prologis REIT	2,598	6,570,986
Orix JREIT	2,213	3,886,109
Sumitomo Realty & Development	157,000	4,069,568

		50,180,336

Netherlands–0.94%
Eurocommercial Properties CVA	53,099	2,397,698
NSI	364,256	1,505,122

		3,902,820

Singapore–0.72%
Ascendas Real Estate Investment Trust	1,060,600	1,963,685

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore (continued)
Mapletree Commercial Trust	860,118	$1,009,158

		2,972,843

Spain–0.24%
†Hispania Activos Inmobiliarios SOCIMI	74,305	996,669

		996,669

Sweden–0.51%
Hufvudstaden Class A	122,580	2,123,897

		2,123,897

United Kingdom–3.97%
Derwent London	23,251	783,703
Great Portland Estates	193,429	1,586,235
Hammerson	339,951	2,587,286
Land Securities Group	678,300	9,295,251
Safestore Holdings	249,568	1,243,090
Segro	162,158	952,691

		16,448,256

United States–55.37%
Alexandria Real Estate Equities	35,700	3,883,089
American Homes 4 Rent Class A	73,200	1,584,048
AvalonBay Communities	53,165	9,454,864
Brixmor Property Group	91,200	2,534,448
CubeSmart	90,730	2,473,300
DCT Industrial Trust	97,950	4,755,473
DDR	339,700	5,920,971
Digital Realty Trust	86,000	8,352,320
Duke Realty	136,300	3,725,079
Equity Residential	168,050	10,810,657
Gaming and Leisure Properties	159,800	5,345,310
General Growth Properties	429,100	11,843,160
HCP	117,400	4,455,330
Healthcare Realty Trust	105,800	3,603,548
Healthcare Trust of America Class A	111,957	3,652,037
Highwoods Properties	54,050	2,817,086
Host Hotels & Resorts	289,800	4,512,186
Kilroy Realty	76,900	5,333,015
Kimco Realty	363,330	10,518,403
MGM Growth Properties Class A	88,421	2,305,135
Paramount Group	148,500	2,433,915
Pebblebrook Hotel Trust	100,052	2,661,383
Prologis	220,890	11,826,451
Public Storage	41,200	9,193,368
QTS Realty Trust Class A	43,300	2,288,405
Regency Centers	78,100	6,051,969
Simon Property Group	98,900	20,473,289
SL Green Realty	89,400	9,664,140
Spirit Realty Capital	561,224	7,481,116
Sun Communities	78,200	6,137,136
Sunstone Hotel Investors	219,466	2,806,970
UDR	171,000	6,154,290

LVIP Clarion Global Real Estate Fund–1

LVIP Clarion Global Real Estate Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
VEREIT	850,500	$8,819,685
Vornado Realty Trust	104,781	10,604,885
Welltower	199,800	14,939,046

		229,415,507

Total Common Stock (Cost $298,945,314)		401,520,543

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–2.40%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	9,927,105	$9,927,105

Total Money Market Fund (Cost $9,927,105)		9,927,105

TOTAL VALUE OF SECURITIES–99.30% (Cost $308,872,419)	$411,447,648
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.70%	2,917,305

NET ASSETS APPLICABLE TO 41,890,125 SHARES OUTSTANDING–100.00%	$414,364,953

Δ	Securities have been classified by country of origin.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

@	Illiquid security. At September 30, 2016, the aggregate value of illiquid securities was $0, which represents 0.00% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2016, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.

The following foreign currency exchange contracts were outstanding at September 30, 2016:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BBH	EUR	(367,993)	USD	413,341	10/4/16	$(120)
BBH	HKD	(8,007,572)	USD	1,032,462	10/3/16	48

						$(72)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

BBH–Brown Brothers Harriman, New York

CVA–Dutch Certificate

EUR–Euro

HKD–Hong Kong Dollar

REIT–Real Estate Investment Trust

USD–U.S. Dollar

LVIP Clarion Global Real Estate Fund–2

LVIP Clarion Global Real Estate Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Clarion Global Real Estate Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$308,872,419

Aggregate unrealized appreciation	$112,075,646
Aggregate unrealized depreciation	(9,500,417)

Net unrealized appreciation	$102,575,229

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Clarion Global Real Estate Fund–3

LVIP Clarion Global Real Estate Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Total
Common Stock
Australia	$—	$26,107,785	$26,107,785
France	—	29,945,677	29,945,677
Germany	—	10,981,522	10,981,522
Hong Kong	—	28,445,231	28,445,231
Japan	—	50,180,336	50,180,336
Netherlands	—	3,902,820	3,902,820
Singapore	1,009,158	1,963,685	2,972,843
Spain	—	996,669	996,669
Sweden	—	2,123,897	2,123,897
United Kingdom	—	16,448,256	16,448,256
United States	229,415,507	—	229,415,507
Money Market Fund	9,927,105	—	9,927,105

Total	$240,351,770	$171,095,878	$411,447,648

Foreign Currency Exchange Contracts	$—	$(72)	$(72)

The value of Level 3 investments was zero at the end of the period.

As a result of utilizing international fair value pricing at September 30, 2016, a portion of the portfolio was categorized as Level 2 investments.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that result from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Clarion Global Real Estate Fund–4

LVIP ClearBridge Large Cap Managed Volatility Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of	Value
	Shares	(U.S. $)

INVESTMENT COMPANIES–99.12%
Equity Funds–92.44%
ClearBridge®–
Variable Aggressive Growth Portfolio	1,198,480	$32,047,363
Variable Appreciation Portfolio	866,599	31,795,507
*QS Batterymarch®–
U.S. Large Cap Equity Fund	491,004	7,968,997
*QS Batterymarch Insurance Series®–
Global Dividend Fund	665,778	7,942,731

		79,754,598

	Number of	Value
	Shares	(U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–6.68%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	5,766,965	$5,766,965

		5,766,965

Total Investment Companies (Cost $84,175,191)		85,521,563

TOTAL VALUE OF SECURITIES–99.12% (Cost $84,175,191)	85,521,563
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.88%	755,652

NET ASSETS APPLICABLE TO 9,303,661 SHARES OUTSTANDING–100.00%	$86,277,215

*	Institutional Class shares.

«	Includes $352,234 cash collateral held at broker and $149,902 foreign currencies collateral due to broker for futures contracts as of September 30, 2016.

The following futures contracts were outstanding at September 30, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1	British Pound Currency	$81,278	$81,231	12/20/16	$(46)
38	E-mini S&P 500 Index	4,074,116	4,104,760	12/19/16	30,644
3	E-mini S&P MidCap 400 Index	461,156	464,880	12/19/16	3,724
1	Euro Currency	139,821	140,963	12/20/16	1,141
6	Euro STOXX 50 Index	200,439	201,799	12/19/16	1,360
1	FTSE 100 Index	88,184	88,883	12/19/16	700
1	Japanese Yen Currency	124,846	123,631	12/20/16	(1,215)
1	Nikkei 225 Index (OSE)	162,227	162,221	12/9/16	(6)

					$36,302

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

LVIP ClearBridge Large Cap Managed Volatility Fund–1

LVIP ClearBridge Large Cap Managed Volatility Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP ClearBridge Large Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation or other unaffiliated managers, primarly ClearBridge Funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$84,175,191

Aggregate unrealized appreciation	$2,170,073
Aggregate unrealized depreciation	(823,701)

Net unrealized appreciation	$1,346,372

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Investment Companies	$85,521,563

Futures Contracts	$36,302

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP ClearBridge Large Cap Managed Volatility Fund–2

LVIP Delaware Bond Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.00%
Fannie Mae Connecticut Avenue Securities
•Series 2015-C04 2M1 2.225% 4/25/28	9,068,519	$9,113,206
•Series 2016-C04 1M1 1.98% 1/25/29	4,695,660	4,724,212
•Series 2016-C05 2M1 1.88% 1/25/29	2,853,336	2,865,214
Fannie Mae REMIC Trust Series 2004-W11 1A2 6.50% 5/25/44	132,975	159,915
Fannie Mae REMICs
Series 2002-83 GH 5.00% 12/25/17	429,149	436,237
Series 2003-38 MP 5.50% 5/25/23	1,360,109	1,493,540
Series 2005-70 PA 5.50% 8/25/35	460,851	522,550
Series 2005-110 MB 5.50% 9/25/35	292,101	310,459
Series 2007-40 PT 5.50% 5/25/37	139,612	157,143
•*Series 2008-15 SB 6.075% 8/25/36	997,772	207,277
Series 2009-11 LC 4.50% 3/25/49	50,194	53,711
•*Series 2010-129 SM 5.475% 11/25/40	5,478,991	953,164
Series 2011-134 PA 4.00% 9/25/40	399,663	410,549
•*Series 2012-122 SD 5.575% 11/25/42	10,640,985	2,312,871
Series 2012-145 MZ 3.50% 1/25/43	1,177,656	1,288,871
Series 2013-2 LZ 3.00% 2/25/43	411,220	413,734
*Series 2013-23 IL 3.00% 3/25/33	595,284	70,831
*Series 2013-31 MI 3.00% 4/25/33	12,883,277	1,573,248
Series 2013-34 GP 3.00% 5/25/42	24,464,409	25,751,477
*Series 2013-43 IX 4.00% 5/25/43	21,510,548	4,473,751
*Series 2013-44 DI 3.00% 5/25/33	17,630,582	2,477,610
Series 2013-44 Z 3.00% 5/25/43	1,216,499	1,217,677
*Series 2013-55 AI 3.00% 6/25/33	13,385,184	1,682,974
*Series 2014-36 MI 3.50% 10/25/33	1,125,826	129,406
•*Series 2014-68 BS 5.625% 11/25/44	7,502,912	1,581,763

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
•*Series 2014-90 SA 5.625% 1/25/45	21,118,924	$4,357,880
*Series 2015-27 IA 4.00% 6/25/43	1,923,061	321,947
•*Series 2015-27 SA 5.925% 5/25/45	2,883,457	681,610
*Series 2015-44 AI 3.50% 1/25/34	6,853,074	832,358
Series 2015-44 Z 3.00% 9/25/43	6,983,725	6,972,228
*Series 2015-45 AI 3.00% 1/25/33	2,299,757	184,153
Series 2015-59 EB 3.00% 8/25/35	5,879,000	6,141,187
•*Series 2015-95 SH 5.47% 1/25/46	10,095,195	2,565,407
•*Series 2016-55 SK 5.47% 8/25/46	8,161,070	2,198,788
•*Series 2016-62 SA 5.47% 9/25/46	15,900,677	4,571,577
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	185,015	212,623
Series 2557 WE 5.00% 1/15/18	364,046	370,698
Series 2717 MH 4.50% 12/15/18	194,977	199,784
•Series 3232 KF 0.974% 10/15/36	174,334	174,674
Series 3455 MB 4.50% 6/15/23	2,495,789	2,617,965
Series 3656 PM 5.00% 4/15/40	4,062,756	4,512,776
•Series 3800 AF 1.024% 2/15/41	346,451	347,846
*Series 4109 AI 3.00% 7/15/31	20,851,258	2,041,978
*Series 4120 IK 3.00% 10/15/32	11,439,515	1,361,835
*Series 4146 IA 3.50% 12/15/32	6,140,459	860,270
•*Series 4159 KS 5.626% 1/15/43	5,268,741	1,348,558
Series 4163 CW 3.50% 4/15/40	1,165,298	1,201,597
Series 4171 Z 3.00% 2/15/43	1,493,052	1,488,901
Series 4180 ZB 3.00% 3/15/43	842,596	861,840
*Series 4181 DI 2.50% 3/15/33	5,370,321	622,266
•*Series 4184 GS 5.596% 3/15/43	8,945,523	2,285,559
*Series 4185 LI 3.00% 3/15/33	4,089,505	539,397
*Series 4191 CI 3.00% 4/15/33	1,822,308	230,233
Series 4356 GZ 2.00% 1/15/43	998,919	903,794
Series 4435 DY 3.00% 2/15/35	5,504,000	5,745,403
*Series 4453 DI 3.50% 11/15/33	4,397,586	520,848
*Series 4479 TI 4.00% 7/15/34	1,785,802	260,770
*Series 4520 AI 3.50% 10/15/35	2,453,215	342,783

LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 4537 AZ 3.00% 12/15/45	1,340,794	$1,339,711
Series 4592 WT 5.50% 6/15/46	18,380,526	20,622,360
Freddie Mac Strips
•*Series 267 S5 5.476% 8/15/42	11,378,195	2,560,420
•*Series 299 S1 5.476% 1/15/43	8,394,158	1,783,507
•*Series 326 S2 5.426% 3/15/44	5,823,242	1,285,845
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2014-DN4 M2 2.925% 10/25/24	1,131,162	1,136,967
•Series 2015-DNA3 M2 3.375% 4/25/28	4,158,000	4,286,336
•Series 2015-HQA1 M2 3.175% 3/25/28	3,713,000	3,799,151
•Series 2015-HQA2 M2 3.325% 5/25/28	4,643,000	4,796,390
•Series 2016-DNA1 M2 3.425% 7/25/28	3,233,000	3,340,435
•Series 2016-DNA3 M2 2.525% 12/25/28	1,935,000	1,967,413
•Series 2016-DNA4 M2 1.82% 3/25/29	840,000	840,252
•Series 2016-HQA2 M2 2.775% 11/25/28	2,237,000	2,293,699
◆Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	481,477	570,408
GNMA
Series 2010-42 PC 5.00% 7/20/39	1,283,000	1,452,281
Series 2010-113 KE 4.50% 9/20/40	6,268,000	7,039,771
Series 2013-113 AZ 3.00% 8/20/43	9,253,588	9,150,146
Series 2015-133 AL 3.00% 5/20/45	7,251,000	7,359,603
Series 2016-111 PB 2.50% 8/20/46	3,769,122	3,686,793

Total Agency Collateralized Mortgage Obligations (Cost $204,193,733)		201,572,411

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.26%
Freddie Mac Multifamily Structured Pass Through Certificates
◆Series K041 A2 3.171% 10/25/24	12,129,000	13,192,297
◆Series K055 A2 2.67% 3/25/26	1,980,000	2,071,657
◆Series K056 A2 2.53% 5/25/26	4,305,000	4,450,056

	Principal Amount°	Value (U.S. $)

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
◆Series K716 A2 3.13% 6/25/21	10,102,000	$10,800,884
◆Series K722 A1 2.183% 5/25/22	4,608,335	4,711,276
FREMF Mortgage Trust
#•Series 2011-K10 144A 4.79% 11/25/49	5,718,000	6,211,492
#•Series 2011-K13 B 144A 4.767% 1/25/48	1,765,000	1,923,719
#•Series 2011-K14 B 144A 5.341% 2/25/47	2,534,000	2,834,783
#•Series 2011-K15 B 144A 5.116% 8/25/44	3,918,000	4,328,796
#•Series 2012-K22 B 144A 3.811% 8/25/45	4,556,000	4,841,157
#•Series 2012-K23 C 144A 3.782% 10/25/45	1,599,000	1,594,677
#•Series 2012-K708 B 144A 3.883% 2/25/45	5,456,000	5,623,329
#•Series 2012-K708 C 144A 3.883% 2/25/45	1,485,000	1,484,834
#•Series 2013-K26 144A 3.722% 12/25/45	4,281,000	4,460,700
#•Series 2013-K33 B 144A 3.618% 8/25/46	3,516,000	3,617,131
#•Series 2013-K35 C 144A 4.077% 8/25/23	1,062,000	1,039,582
#•Series 2013-K712 B 144A 3.484% 5/25/45	3,041,000	3,122,312
#•Series 2013-K713 B 144A 3.274% 4/25/46	1,860,000	1,907,895
#•Series 2013-K713 C 144A 3.274% 4/25/46	6,305,000	6,285,843

Total Agency Commercial Mortgage-Backed Securities (Cost $82,795,566)		84,502,420

AGENCY MORTGAGE-BACKED SECURITIES–31.46%
•Fannie Mae ARM 2.95% 12/1/45	2,334,633	2,438,730
Fannie Mae S.F. 30 yr
3.00% 10/1/46	456,336,000	474,286,252
3.00% 11/1/46	259,490,000	269,082,178
4.50% 4/1/39	1,101,008	1,212,792
4.50% 6/1/39	19,297,707	21,256,914
4.50% 11/1/39	3,183,279	3,549,136
4.50% 6/1/40	3,914,627	4,353,158
4.50% 8/1/40	1,030,141	1,132,943
4.50% 9/1/40	7,513,529	8,341,289
4.50% 6/1/41	14,427,456	15,835,196
4.50% 7/1/41	8,655,919	9,609,842
4.50% 8/1/41	1,756,837	1,962,993

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 1/1/42	5,850,004	$6,475,232
4.50% 5/1/42	1,167,839	1,289,014
4.50% 10/1/43	23,982,464	26,548,518
4.50% 2/1/44	57,051,081	62,692,109
4.50% 6/1/44	704,009	777,975
4.50% 10/1/44	429,013	476,826
4.50% 2/1/46	356,633,466	395,702,306
4.50% 3/1/46	37,887,235	41,865,141
4.50% 11/1/46	43,158,000	47,215,681
5.00% 3/1/34	11,834	13,203
5.00% 2/1/35	3,691,245	4,117,538
5.00% 7/1/35	390,907	439,073
5.00% 9/1/35	46,004	51,314
5.00% 10/1/35	2,013,062	2,239,690
5.00% 11/1/35	991,621	1,103,336
5.00% 3/1/36	6,983	7,770
5.00% 10/1/36	11,224	12,495
5.00% 12/1/36	15,340	17,067
5.00% 4/1/37	551,198	611,764
5.00% 12/1/39	1,544,685	1,735,733
5.00% 1/1/40	5,901,901	6,677,347
5.00% 7/1/40	3,121,949	3,489,803
5.00% 5/1/41	1,038,029	1,163,522
5.00% 1/1/42	18,452,346	20,896,747
5.00% 10/1/43	22,660,866	25,226,767
5.50% 11/1/29	13,024	14,683
5.50% 5/1/33	5,028,618	5,716,736
5.50% 6/1/33	1,029,217	1,168,546
5.50% 1/1/34	533,299	605,611
5.50% 2/1/34	292,635	332,681
5.50% 4/1/34	535,292	608,433
5.50% 5/1/34	7,494,291	8,523,297
5.50% 9/1/34	2,277,931	2,592,343
5.50% 11/1/34	419,604	477,643
5.50% 12/1/34	577,840	655,853
5.50% 2/1/35	445,132	505,970
5.50% 3/1/35	297,071	334,408
5.50% 5/1/35	6,451,890	7,335,861
5.50% 6/1/35	1,027,616	1,170,786
5.50% 10/1/35	952,682	1,076,986
5.50% 12/1/35	369,323	420,023
5.50% 1/1/36	2,676,998	3,044,571
5.50% 4/1/36	3,635,495	4,124,328
5.50% 5/1/36	596,096	676,647
5.50% 7/1/36	851,991	968,750
5.50% 9/1/36	11,558,175	13,138,432
5.50% 10/1/36	602,699	681,479
5.50% 11/1/36	1,096,119	1,236,905
5.50% 1/1/37	5,043,296	5,713,725
5.50% 2/1/37	2,440,673	2,760,959
5.50% 4/1/37	5,487,473	6,215,050
5.50% 8/1/37	11,257,388	12,798,545

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 9/1/37	2,617,114	$2,957,182
5.50% 1/1/38	32,561,252	37,040,208
5.50% 2/1/38	1,284,821	1,456,607
5.50% 3/1/38	2,024,576	2,303,703
5.50% 6/1/38	4,970,557	5,624,305
5.50% 7/1/38	986,270	1,117,578
5.50% 9/1/38	371,246	421,649
5.50% 12/1/38	543,183	617,642
5.50% 1/1/39	11,797,706	13,410,858
5.50% 2/1/39	6,363,552	7,216,992
5.50% 6/1/39	2,647,536	3,002,692
5.50% 10/1/39	4,766,230	5,387,244
5.50% 11/1/39	1,003,214	1,134,083
5.50% 12/1/39	7,712,119	8,784,108
5.50% 3/1/40	28,640,654	32,567,514
5.50% 7/1/40	4,863,295	5,534,222
5.50% 3/1/41	12,556,067	14,277,692
5.50% 6/1/41	6,869,696	7,828,081
5.50% 7/1/41	22,091,253	25,124,349
5.50% 9/1/41	24,693,378	27,943,169
6.00% 4/1/35	708,523	820,855
6.00% 5/1/36	1,163,648	1,336,376
6.00% 6/1/36	654,365	751,449
6.00% 9/1/36	1,062,426	1,246,388
6.00% 2/1/37	2,950,951	3,390,844
6.00% 5/1/37	1,488,702	1,704,788
6.00% 8/1/37	811,005	928,394
6.00% 9/1/37	310,082	355,764
6.00% 10/1/37	349,598	400,718
6.00% 1/1/38	760,515	870,638
6.00% 5/1/38	4,082,403	4,684,133
6.00% 8/1/38	322,058	380,942
6.00% 9/1/38	683,344	784,238
6.00% 10/1/38	302,214	346,874
6.00% 11/1/38	499,619	578,533
6.00% 1/1/39	951,062	1,088,919
6.00% 9/1/39	8,605,495	9,869,051
6.00% 10/1/39	12,455,221	14,524,055
6.00% 3/1/40	1,008,161	1,156,858
6.00% 4/1/40	1,504,605	1,725,396
6.00% 9/1/40	790,111	906,609
6.00% 10/1/40	9,960,410	11,415,478
6.00% 5/1/41	11,589,578	13,305,782
6.00% 7/1/41	15,619,292	17,941,997
6.50% 10/1/36	256,589	295,555
6.50% 5/1/40	1,918,241	2,254,653
Freddie Mac ARM
•2.93% 7/1/46	16,407,311	17,043,565
•2.95% 7/1/46	7,851,990	8,150,224
•2.98% 11/1/45	17,966,607	18,729,748
Freddie Mac S.F. 30 yr
4.50% 4/1/39	554,789	613,286

LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.50% 5/1/40	10,837,332	$12,133,249
4.50% 3/1/42	7,239,816	7,992,805
4.50% 7/1/42	5,825,581	6,411,703
4.50% 12/1/43	4,806,054	5,322,767
4.50% 8/1/44	8,086,652	8,941,879
4.50% 7/1/45	77,573,587	85,314,353
5.00% 6/1/36	5,583,331	6,231,595
5.00% 8/1/41	6,746,828	7,552,587
5.50% 11/1/36	289,213	326,969
5.50% 7/1/37	456,600	517,378
5.50% 9/1/37	306,068	346,906
5.50% 4/1/38	2,623,983	2,974,481
5.50% 7/1/38	1,117,808	1,269,194
5.50% 1/1/39	10,029,936	11,365,236
5.50% 6/1/39	1,124,227	1,272,001
5.50% 3/1/40	779,945	885,354
5.50% 8/1/40	6,747,568	7,643,651
5.50% 1/1/41	834,400	945,495
5.50% 6/1/41	18,153,635	20,582,472
6.00% 2/1/36	502,839	581,939
6.00% 8/1/38	2,212,639	2,571,828
6.00% 5/1/40	1,832,662	2,116,471
6.00% 7/1/40	4,086,628	4,690,311
6.50% 4/1/39	1,247,589	1,435,750
GNMA I S.F. 30 yr
5.00% 3/15/40	17,606,243	19,681,366
7.00% 12/15/34	763,837	923,698
GNMA II S.F. 30 yr
5.50% 5/20/37	1,652,499	1,848,804
5.50% 4/20/40	1,553,180	1,714,199
6.00% 4/20/46	2,589,382	2,922,788

Total Agency Mortgage-Backed Securities (Cost $2,095,558,767)		2,114,675,862

CORPORATE BONDS–42.00%
Aerospace & Defense–0.12%
Lockheed Martin 3.55% 1/15/26	7,159,000	7,750,956

		7,750,956

Air Freight & Logistics–0.31%
Aviation Capital Group
#144A 4.875% 10/1/25	8,245,000	8,956,131
#144A 6.75% 4/6/21	4,949,000	5,821,262
United Parcel Service 5.125% 4/1/19	5,473,000	6,001,927

		20,779,320

Airlines–0.36%
#◆Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27	3,422,308	3,550,816

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Airlines (continued)
◆American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	1,979,320	$2,068,389
◆American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	4,156,881	4,265,999
◆American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28	3,974,238	4,207,725
◆United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	2,182,418	2,343,371
◆United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26	5,202,564	5,482,202
◆United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28	2,398,000	2,455,192

		24,373,694

Banks–5.70%
#•Banco Nacional de Comercio Exterior 144A 3.80% 8/11/26	3,525,000	3,427,005
#Banco Nacional de Costa Rica 144A 5.875% 4/25/21	1,848,000	1,928,850
#Bank Nederlandse Gemeenten 144A 1.625% 4/19/21	8,938,000	9,018,817
Bank of America 4.45% 3/3/26	36,819,000	39,590,772
BB&T 2.05% 5/10/21	5,853,000	5,917,933
#BBVA Bancomer 144A 7.25% 4/22/20	3,045,000	3,363,203
Capital One 2.25% 9/13/21	10,065,000	10,072,892
Citizens Bank 2.55% 5/13/21	3,106,000	3,164,654
Citizens Financial Group
2.38% 7/28/21	1,135,000	1,140,244
4.30% 12/3/25	5,696,000	5,987,903
Compass Bank 3.875% 4/10/25	6,163,000	6,039,389
Cooperatieve Rabobank 3.75% 7/21/26	7,737,000	7,765,464
Credit Suisse Group Funding Guernsey
3.125% 12/10/20	5,796,000	5,877,642
#144A 4.55% 4/17/26	15,069,000	15,852,845
Fifth Third Bancorp 2.875% 7/27/20	2,678,000	2,783,111
Fifth Third Bank
2.25% 6/14/21	4,586,000	4,665,645
3.85% 3/15/26	7,076,000	7,556,078
HSBC Holdings 2.65% 1/5/22	7,750,000	7,729,277
Huntington Bancshares 2.30% 1/14/22	8,415,000	8,394,316
JPMorgan Chase 1.65% 9/23/19	8,355,000	8,384,877

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co.
2.95% 10/1/26	2,415,000	$2,424,377
4.25% 10/1/27	30,962,000	33,293,779
KeyBank
3.30% 6/1/25	2,892,000	3,038,381
3.40% 5/20/26	14,269,000	14,612,683
6.95% 2/1/28	8,227,000	10,754,828
•KeyCorp 5.00% 12/29/49	13,670,000	13,499,125
KFW 1.50% 6/15/21	6,954,000	6,984,632
•National City Bank 1.203% 6/7/17	4,984,000	4,985,351
PNC Bank
2.60% 7/21/20	5,595,000	5,775,153
6.875% 4/1/18	9,059,000	9,759,949
Royal Bank of Scotland Group
3.88% 9/12/23	12,605,000	12,421,900
•8.63% 12/29/49	6,525,000	6,402,656
Santander UK Group Holdings
2.875% 10/16/20	3,005,000	3,033,803
3.125% 1/8/21	4,220,000	4,303,586
SunTrust Bank
2.90% 3/3/21	2,936,000	3,058,352
3.30% 5/15/26	7,220,000	7,380,219
SVB Financial Group 3.50% 1/29/25	7,059,000	7,144,322
#Swedbank 144A 2.65% 3/10/21	7,849,000	8,101,761
Toronto-Dominion Bank
2.125% 4/7/21	5,796,000	5,869,076
2.50% 12/14/20	6,220,000	6,399,876
•3.63% 9/15/31	4,150,000	4,168,613
U.S. Bancorp
2.38% 7/22/26	4,930,000	4,875,376
3.60% 9/11/24	11,522,000	12,361,389
•USB Capital IX 3.50% 10/29/49	18,814,000	16,133,005
Wachovia 5.75% 6/15/17	8,490,000	8,741,202
#Woori Bank 144A 4.75% 4/30/24	2,600,000	2,817,638
Zions Bancorp 4.50% 6/13/23	5,676,000	5,940,433

		382,942,382

Beverages–1.38%
Anheuser-Busch InBev Finance 3.65% 2/1/26	34,036,000	36,625,596
#Becle 144A 3.75% 5/13/25	6,779,000	6,925,528
Molson Coors Brewing
2.10% 7/15/21	2,490,000	2,515,714
3.00% 7/15/26	4,075,000	4,111,687
4.20% 7/15/46	15,039,000	15,736,689
Pernod Ricard
#144A 3.25% 6/8/26	8,742,000	8,897,931
#144A 4.45% 1/15/22	16,073,000	17,749,430

		92,562,575

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Biotechnology–0.94%
AbbVie
3.20% 5/14/26	12,240,000	$12,416,170
4.45% 5/14/46	5,329,000	5,588,619
Biogen
4.05% 9/15/25	2,700,000	2,945,047
5.20% 9/15/45	6,041,000	7,134,016
Celgene 3.25% 8/15/22	13,252,000	13,927,388
Gilead Sciences
2.95% 3/1/27	5,845,000	5,914,228
4.15% 3/1/47	15,190,000	15,565,664

		63,491,132

Building Products–0.19%
Fortune Brands Home & Security 3.00% 6/15/20	3,901,000	4,020,445
Masco 3.50% 4/1/21	8,461,000	8,799,440

		12,819,885

Capital Markets–2.48%
Affiliated Managers Group 3.50% 8/1/25	5,713,000	5,690,075
Bank of New York Mellon
2.20% 8/16/23	17,365,000	17,329,176
2.50% 4/15/21	3,661,000	3,764,822
2.80% 5/4/26	5,569,000	5,722,404
•4.63% 12/29/49	7,895,000	7,796,313
Barclays
3.20% 8/10/21	3,170,000	3,189,362
4.375% 1/12/26	8,321,000	8,625,457
Goldman Sachs Group
5.15% 5/22/45	10,420,000	11,407,274
Jefferies Group 6.45% 6/8/27	1,766,000	2,003,232
Lazard Group 3.75% 2/13/25	8,919,000	8,994,374
Morgan Stanley
3.13% 7/27/26	12,502,000	12,603,204
3.95% 4/23/27	29,885,000	31,106,998
State Street
2.55% 8/18/20	3,914,000	4,061,495
3.10% 5/15/23	3,665,000	3,811,065
3.55% 8/18/25	6,505,000	7,060,930
UBS Group Funding Jersey
#144A 2.65% 2/1/22	17,885,000	17,873,750
#144A 4.125% 9/24/25	6,980,000	7,328,686
#144A 4.125% 4/15/26	8,124,000	8,559,113

		166,927,730

Chemicals–1.07%
#Air Liquide Finance 144A 2.50% 9/27/26	8,630,000	8,695,027
CF Industries 6.875% 5/1/18	11,624,000	12,508,645
Dow Chemical 8.55% 5/15/19	16,455,000	19,310,748
Eastman Chemical 4.65% 10/15/44	18,924,000	19,382,472

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
OCP
#144A 4.50% 10/22/25	4,543,000	$4,619,481
#144A 6.875% 4/25/44	2,307,000	2,625,156
PPG Industries 2.30% 11/15/19	4,669,000	4,749,111

		71,890,640

Commercial Services & Supplies–0.35%
Penske Truck Leasing
#144A 3.30% 4/1/21	5,508,000	5,732,853
#144A 3.375% 2/1/22	10,887,000	11,335,011
#Transurban Finance 144A 3.38% 3/22/27	2,985,000	3,013,969
Waste Management 2.40% 5/15/23	3,525,000	3,565,481

		23,647,314

Communications Equipment–0.21%
Cisco Systems
1.65% 6/15/18	7,421,000	7,483,789
1.85% 9/20/21	3,300,000	3,322,120
2.20% 9/20/23	3,370,000	3,400,010

		14,205,919

Computers & Peripherals–0.38%
Apple 3.85% 8/4/46	8,015,000	8,219,166
#Diamond 1 Finance 144A 6.02% 6/15/26	16,083,000	17,663,959

		25,883,125

Construction & Engineering–0.10%
Vale Overseas 5.875% 6/10/21	6,591,000	6,917,255

		6,917,255

Construction Materials–0.31%
#Cemex 144A 7.75% 4/16/26	2,476,000	2,753,312
LafargeHolcim Finance
#144A 3.50% 9/22/26	10,305,000	10,605,287
#144A 4.75% 9/22/46	2,730,000	2,834,423
#St.Mary’s Cement Canada 144A 5.75% 1/28/27	4,800,000	4,758,000

		20,951,022

Consumer Finance–1.07%
Ford Motor Credit
3.096% 5/4/23	6,679,000	6,736,486
3.336% 3/18/21	9,346,000	9,625,417
General Motors Financial
3.45% 4/10/22	8,075,000	8,200,477
3.70% 5/9/23	5,265,000	5,362,434
4.375% 9/25/21	4,447,000	4,754,937
5.25% 3/1/26	26,000	28,608
Hyundai Capital America
#144A 2.75% 9/27/26	6,400,000	6,334,771
#144A 3.00% 3/18/21	9,745,000	10,117,746

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
#Nationwide Building Society 144A 4.00% 9/14/26	13,595,000	$13,560,537
Toyota Motor Credit 2.80% 7/13/22	7,080,000	7,440,252

		72,161,665

Containers & Packaging–0.07%
#CCL Industries 144A 3.25% 10/1/26	4,815,000	4,842,970

		4,842,970

Diversified Financial Services–1.85%
AerCap Ireland Capital
3.95% 2/1/22	16,288,000	16,735,920
#•144A 6.50% 6/15/45	4,505,000	4,651,413
Berkshire Hathaway
2.75% 3/15/23	4,097,000	4,261,220
3.125% 3/15/26	7,526,000	7,919,775
BP Capital Markets 3.02% 1/16/27	6,405,000	6,514,353
#•Credit Suisse Group 144A 6.25% 12/29/49	16,092,000	15,277,343
•E*TRADE Financial 5.88% 12/29/49	8,130,000	8,434,875
#ERAC USA Finance 144A 5.25% 10/1/20	9,964,000	11,203,133
National Rural Utilities Cooperative Finance
2.70% 2/15/23	6,513,000	6,786,487
2.85% 1/27/25	4,774,000	4,973,720
•4.75% 4/30/43	8,667,000	8,821,446
•5.25% 4/20/46	2,979,000	3,222,113
#Peachtree Corners Funding Trust 144A 3.976% 2/15/25	5,988,000	6,037,874
Siemens Financieringsmaatschappij
#144A 2.35% 10/15/26	14,675,000	14,512,386
#144A 3.30% 9/15/46	2,300,000	2,245,389
#Temasek Financial I 144A 2.375% 1/23/23	2,542,000	2,610,759

		124,208,206

Diversified Telecommunication Services–1.56%
AT&T
4.125% 2/17/26	8,510,000	9,213,488
4.35% 6/15/45	5,375,000	5,316,165
#144A 4.50% 3/9/48	13,671,000	13,799,972
CenturyLink 5.80% 3/15/22	6,122,000	6,298,007
Deutsche Telekom International Finance
#144A 1.95% 9/19/21	4,085,000	4,086,352
#144A 2.49% 9/19/23	21,170,000	21,235,923
#Digicel Group 144A 8.25% 9/30/20	2,652,000	2,317,185
#GTP Acquisition Partners I 144A 2.35% 6/15/20	3,071,000	3,062,862

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
SBA Tower Trust
#144A 2.24% 4/16/18	4,617,000	$4,632,882
#144A 2.898% 10/15/19	3,512,000	3,561,355
Verizon Communications
4.13% 8/15/46	20,595,000	20,688,172
4.52% 9/15/48	7,075,000	7,512,957
4.862% 8/21/46	3,065,000	3,447,178

		105,172,498

Electric Utilities–5.77%
Ameren
2.70% 11/15/20	367,000	378,746
3.65% 2/15/26	5,517,000	5,900,967
#American Transmission Systems 144A 5.25% 1/15/22	10,471,000	12,044,248
Appalachian Power
3.40% 6/1/25	4,468,000	4,769,179
4.45% 6/1/45	4,071,000	4,467,597
Berkshire Hathaway Energy 3.75% 11/15/23	8,456,000	9,245,198
Cleveland Electric Illuminating 5.50% 8/15/24	6,582,000	7,852,932
@ComEd Financing III 6.35% 3/15/33	3,999,000	4,221,560
Commonwealth Edison
3.65% 6/15/46	1,224,000	1,256,266
4.35% 11/15/45	6,801,000	7,801,509
Consumers Energy 3.25% 8/15/46	11,475,000	11,322,762
Dominion Resources
2.85% 8/15/26	1,795,000	1,789,195
3.90% 10/1/25	7,796,000	8,403,262
Duke Energy
3.75% 4/15/24	2,272,000	2,457,418
4.80% 12/15/45	4,879,000	5,561,718
Duke Energy Carolinas 3.875% 3/15/46	3,521,000	3,729,823
•Emera 6.75% 6/15/76	10,885,000	11,728,217
#Emera US Finance 144A 4.75% 6/15/46	14,443,000	15,563,849
#•Enel 144A 8.75% 9/24/73	9,277,000	10,865,686
#Enel Finance International 144A 6.00% 10/7/39	3,870,000	4,695,761
Entergy
2.95% 9/1/26	3,630,000	3,643,511
4.00% 7/15/22	5,823,000	6,324,622
Entergy Louisiana 4.05% 9/1/23	6,495,000	7,175,072
Entergy Mississippi
2.85% 6/1/28	5,272,000	5,397,632
3.10% 7/1/23	4,333,000	4,477,445
Exelon 3.95% 6/15/25	9,985,000	10,789,422
#Fortis 144A 3.06% 10/4/26	14,030,000	14,000,355

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Great Plains Energy 4.85% 6/1/21	3,340,000	$3,659,481
Indiana Michigan Power 4.55% 3/15/46	3,403,000	3,846,186
Interstate Power & Light 3.40% 8/15/25	4,311,000	4,616,158
IPALCO Enterprises
3.45% 7/15/20	10,898,000	11,224,940
5.00% 5/1/18	2,132,000	2,233,270
ITC Holdings
3.25% 6/30/26	2,593,000	2,637,706
3.65% 6/15/24	3,757,000	3,957,368
Kansas City Power & Light 3.65% 8/15/25	10,103,000	10,738,822
LG&E & KU Energy
3.75% 11/15/20	5,957,000	6,360,420
4.375% 10/1/21	10,850,000	11,974,678
#Massachusetts Electric 144A 4.00% 8/15/46	15,055,000	15,696,975
#Metropolitan Edison 144A 4.00% 4/15/25	7,386,000	7,721,686
MidAmerican Energy 4.25% 5/1/46	10,736,000	12,277,969
NextEra Energy Capital Holdings
2.40% 9/15/19	13,562,000	13,836,712
3.625% 6/15/23	2,499,000	2,655,537
NV Energy 6.25% 11/15/20	6,447,000	7,572,846
Pennsylvania Electric 5.20% 4/1/20	6,100,000	6,599,999
Public Service of New Hampshire 3.50% 11/1/23	4,119,000	4,410,127
Public Service of Oklahoma 5.15% 12/1/19	6,170,000	6,774,962
South Carolina Electric & Gas 4.10% 6/15/46	5,785,000	6,189,829
Southern
2.75% 6/15/20	9,273,000	9,573,084
3.25% 7/1/26	8,295,000	8,609,040
3.95% 10/1/46	4,345,000	4,411,100
4.40% 7/1/46	7,654,000	8,293,599
Southwestern Electric Power 6.45% 1/15/19	3,429,000	3,779,001
#Trans-Allegheny Interstate Line 144A 3.85% 6/1/25	4,276,000	4,567,166
Wisconsin Electric Power 4.30% 12/15/45	3,879,000	4,475,959
Xcel Energy 3.30% 6/1/25	12,426,000	13,132,716

		387,691,288

Electronic Equipment, Instruments & Components–0.09%
#Fortive 144A 3.15% 6/15/26	5,971,000	6,153,139

		6,153,139

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Equity Real Estate Investment Trusts–0.04%
Alexandria Real Estate Equities 3.95% 1/15/27	2,263,000	$2,372,551

		2,372,551

Food & Staples Retailing–0.92%
CVS Health 3.875% 7/20/25	6,704,000	7,311,450
Kroger 3.88% 10/15/46	2,360,000	2,385,261
Sysco
3.30% 7/15/26	20,126,000	20,905,963
3.75% 10/1/25	300,000	323,418
Walgreens Boots Alliance
3.10% 6/1/23	17,639,000	18,220,381
3.45% 6/1/26	10,204,000	10,614,221
4.80% 11/18/44	1,979,000	2,190,217

		61,950,911

Food Products–0.53%
#BRF 144A 4.35% 9/29/26	3,020,000	2,971,680
#Gruma 144A 4.88% 12/1/24	3,000,000	3,217,500
#JBS Investments 144A 7.75% 10/28/20	2,180,000	2,294,450
#JBS USA Finance 144A 5.75% 6/15/25	1,804,000	1,781,450
Kraft Heinz Foods 3.00% 6/1/26	21,188,000	21,400,622
#Sigma Alimentos 144A 4.125% 5/2/26	4,000,000	4,020,000

		35,685,702

Gas Utilities–0.22%
Dominion Gas Holdings 4.60% 12/15/44	8,980,000	9,709,616
Southern Co. Gas Capital 3.25% 6/15/26	4,774,000	4,943,004

		14,652,620

Health Care Equipment & Supplies–0.76%
Becton Dickinson and Co. 6.375% 8/1/19	9,700,000	10,952,318
St. Jude Medical 2.80% 9/15/20	3,691,000	3,808,171
Thermo Fisher Scientific 3.00% 4/15/23	27,966,000	28,681,958
Zimmer Holdings 4.625% 11/30/19	7,228,000	7,797,060

		51,239,507

Health Care Providers & Services–0.02%
#@Highmark 144A 6.125% 5/15/41	1,062,000	1,037,196

		1,037,196

Hotels, Restaurants & Leisure–0.30%
Marriott International 3.125% 6/15/26	8,788,000	8,900,223
Starbucks 2.45% 6/15/26	4,001,000	4,068,657

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Starwood Hotels & Resorts Worldwide 3.75% 3/15/25	7,194,000	$7,550,441

		20,519,321

Independent Power & Renewable Electricity Producers–0.09%
AES Gener
#144A 5.00% 7/14/25	3,809,000	3,963,409
#144A 5.25% 8/15/21	2,088,000	2,219,603

		6,183,012

Industrial Conglomerates–0.22%
General Electric
#144A 3.80% 6/18/19	3,761,000	4,010,764
5.55% 5/4/20	2,503,000	2,841,120
6.00% 8/7/19	7,023,000	7,938,701

		14,790,585

Insurance–1.24%
Berkshire Hathaway Finance 2.90% 10/15/20	5,761,000	6,059,021
#Five Corners Funding Trust 144A 4.419% 11/15/23	3,093,000	3,345,197
MetLife 6.817% 8/15/18	8,289,000	9,105,218
#MetLife Capital Trust X 144A 9.25% 4/8/38	6,723,000	9,689,188
#Principal Life Global Funding II 144A 3.00% 4/18/26	5,172,000	5,262,981
Prudential Financial
•5.375% 5/15/45	4,665,000	4,874,925
•5.875% 9/15/42	2,791,000	3,082,660
TIAA Asset Management Finance
#144A 2.95% 11/1/19	4,971,000	5,125,827
#144A 4.125% 11/1/24	22,109,000	23,347,988
XLIT
4.45% 3/31/25	4,247,000	4,318,575
5.50% 3/31/45	6,060,000	5,949,538
•6.50% 12/29/49	3,888,000	2,925,176

		83,086,294

Internet Software & Services–0.14%
JD.com 3.13% 4/29/21	3,600,000	3,605,483
#Tencent Holdings 144A 3.375% 5/2/19	5,910,000	6,125,981

		9,731,464

IT Services–0.26%
Fidelity National Information Services
3.00% 8/15/26	2,995,000	2,971,870
5.00% 10/15/25	12,614,000	14,410,523

		17,382,393

Media–2.04%
21st Century Fox America 4.95% 10/15/45	9,056,000	10,307,575

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
#Charter Communications Operating 144A 4.908% 7/23/25	29,844,000	$32,977,620
#Columbus Cable Barbados 144A 7.375% 3/30/21	2,446,000	2,603,400
Comcast
2.35% 1/15/27	13,265,000	13,106,258
3.15% 3/1/26	19,119,000	20,215,092
Grupo Televisa
5.00% 5/13/45	3,294,000	3,158,024
6.125% 1/31/46	1,660,000	1,826,930
Historic TW 6.875% 6/15/18	13,957,000	15,222,383
Omnicom Group 3.60% 4/15/26	1,303,000	1,379,842
#Sky 144A 3.75% 9/16/24	13,581,000	14,383,773
Time Warner Cable 7.30% 7/1/38	9,340,000	11,987,722
Viacom 3.45% 10/4/26	4,715,000	4,722,379
#VTR Finance 144A 6.875% 1/15/24	2,599,000	2,721,153
WPP Finance 2010 5.625% 11/15/43	2,372,000	2,824,841

		137,436,992

Metals & Mining–0.25%
#•BHP Billiton Finance USA 144A 6.25% 10/19/75	4,495,000	4,877,075
#MMC Norilsk Nickel 144A 5.55% 10/28/20	1,748,000	1,876,915
Rio Tinto Finance USA 3.75% 6/15/25	9,121,000	9,830,678

		16,584,668

Mortgage Real Estate Investment Trusts (REITS)–1.79%
American Tower
2.25% 1/15/22	5,895,000	5,890,255
4.00% 6/1/25	7,379,000	7,907,085
4.40% 2/15/26	4,850,000	5,322,147
#American Tower Trust I 144A 3.07% 3/15/23	5,831,000	6,085,003
AvalonBay Communities 2.95% 5/11/26	9,675,000	9,687,906
Corporate Office Properties
3.60% 5/15/23	4,342,000	4,345,682
5.25% 2/15/24	4,857,000	5,282,177
Crown Castle International 5.25% 1/15/23	6,976,000	7,925,364
CubeSmart 3.13% 9/1/26	6,735,000	6,719,429
DDR 7.875% 9/1/20	5,322,000	6,397,241
Education Realty Operating Partnership 4.60% 12/1/24	5,761,000	6,014,743
Hospitality Properties Trust 4.50% 3/15/25	5,307,000	5,422,793

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Mortgage Real Estate Investment Trusts (REITS) (continued)
Host Hotels & Resorts 3.75% 10/15/23	5,643,000	$5,723,537
Kite Realty Group 4.00% 10/1/26	2,285,000	2,307,839
#PLA Administradora Industrial S de RL 144A 5.25% 11/10/22	3,490,000	3,568,525
Sovran Acquisition 3.50% 7/1/26	4,958,000	5,069,962
#Trust F 144A 5.25% 1/30/26	2,071,000	2,156,947
UDR
2.95% 9/1/26	4,140,000	4,118,079
4.00% 10/1/25	1,813,000	1,958,470
#WEA Finance 144A 3.75% 9/17/24	12,693,000	13,364,219
WP Carey 4.60% 4/1/24	4,604,000	4,818,464

		120,085,867

Multi-Utilities–0.91%
Ameren Illinois 9.75% 11/15/18	12,768,000	14,906,028
Black Hills
3.15% 1/15/27	3,550,000	3,591,247
3.95% 1/15/26	2,162,000	2,319,584
CMS Energy 6.25% 2/1/20	6,721,000	7,664,440
#Credit Suisse Group Funding Guernsey 144A 3.80% 6/9/23	519,000	526,664
DTE Energy
2.85% 10/1/26	6,015,000	6,002,068
3.30% 6/15/22	6,657,000	7,053,577
#KeySpan Gas East 144A 2.74% 8/15/26	7,685,000	7,788,432
NiSource Finance 6.125% 3/1/22	5,747,000	6,865,418
SCANA 4.125% 2/1/22	4,532,000	4,742,969

		61,460,427

Oil, Gas & Consumable Fuels–2.52%
Anadarko Petroleum 5.55% 3/15/26	9,480,000	10,732,373
CNOOC Finance 2015 Australia 2.625% 5/5/20	3,372,000	3,441,956
#Colorado Interstate Gas 144A 4.15% 8/15/26	7,355,000	7,306,523
ConocoPhillips 4.95% 3/15/26	11,678,000	13,187,720
Energy Transfer Partners
4.75% 1/15/26	7,786,000	8,058,853
6.13% 12/15/45	4,755,000	4,983,392
9.70% 3/15/19	4,172,000	4,789,202
EnLink Midstream Partners 2.70% 4/1/19	3,799,000	3,776,244
Enterprise Products Operating
3.95% 2/15/27	6,692,000	7,026,948
•7.034% 1/15/68	1,419,000	1,499,585

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Hess 4.30% 4/1/27	6,655,000	$6,720,618
Noble Energy 5.05% 11/15/44	4,835,000	4,791,311
#Pertamina Persero 144A 4.88% 5/3/22	4,600,000	4,968,667
Petrobras Global Finance 8.375% 5/23/21	2,630,000	2,879,850
Petroleos Mexicanos
6.625% 6/15/35	1,084,000	1,108,769
#144A 6.75% 9/21/47	4,370,000	4,380,925
#Petronas Global Sukuk 144A 2.707% 3/18/20	4,783,000	4,897,003
Plains All American Pipeline 8.75% 5/1/19	6,275,000	7,237,880
Regency Energy Partners 5.875% 3/1/22	9,037,000	9,976,044
Shell International Finance
2.875% 5/10/26	2,796,000	2,841,348
3.75% 9/12/46	2,905,000	2,875,581
4.00% 5/10/46	13,610,000	13,959,505
Sunoco Logistics Partners Operations 3.90% 7/15/26	6,955,000	7,106,167
#Tengizchevroil Finance Co. International 144A 4.00% 8/15/26	3,600,000	3,571,200
•Transcanada Trust 5.88% 8/15/76	5,050,000	5,355,525
Williams Partners 7.25% 2/1/17	5,687,000	5,791,453
Woodside Finance
#144A 3.65% 3/5/25	3,481,000	3,516,165
#@144A 3.70% 9/15/26	5,070,000	5,106,945
#144A 8.75% 3/1/19	6,569,000	7,519,134

		169,406,886

Paper & Forest Products–0.66%
Georgia-Pacific 8.00% 1/15/24	16,242,000	21,564,828
International Paper
4.40% 8/15/47	13,650,000	13,861,766
5.15% 5/15/46	7,792,000	8,675,636

		44,102,230

Pharmaceuticals–1.69%
Actavis Funding SCS
3.45% 3/15/22	3,540,000	3,720,912
3.80% 3/15/25	15,165,000	16,078,251
AstraZeneca 3.375% 11/16/25	7,753,000	8,289,749
Mylan
#144A 3.15% 6/15/21	2,604,000	2,655,723
#144A 3.95% 6/15/26	27,121,000	27,378,948
Shire Acquisitions Investments Ireland
2.40% 9/23/21	8,315,000	8,335,014
2.88% 9/23/23	7,900,000	7,950,457
3.20% 9/23/26	4,640,000	4,671,965

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III
2.20% 7/21/21	6,020,000	$6,004,089
2.80% 7/21/23	28,100,000	28,215,463

		113,300,571

Road & Rail–0.37%
Burlington Northern Santa Fe 4.70% 9/1/45	13,834,000	16,305,486
Norfolk Southern 2.90% 6/15/26	8,529,000	8,765,458

		25,070,944

Semiconductors & Semiconductor Equipment–0.21%
Intel 2.60% 5/19/26	4,818,000	4,914,418
National Semiconductor 6.60% 6/15/17	8,928,000	9,285,986

		14,200,404

Software–0.64%
#Activision Blizzard 144A 3.40% 9/15/26	8,875,000	8,931,330
CDK Global 4.50% 10/15/24	5,128,000	5,132,866
Microsoft
2.40% 8/8/26	9,040,000	9,059,228
3.45% 8/8/36	9,645,000	9,845,915
Oracle
1.90% 9/15/21	2,254,000	2,261,287
4.00% 7/15/46	7,251,000	7,512,123

		42,742,749

Specialty Retail–0.38%
Lowe’s
3.375% 9/15/25	5,320,000	5,741,626
3.70% 4/15/46	7,727,000	8,004,863
Target 3.625% 4/15/46	11,397,000	11,795,621

		25,542,110

Technology Hardware, Storage & Peripherals–0.07%
#Samsung Electronics America 144A 1.75% 4/10/17	4,617,000	4,627,942

		4,627,942

Textiles, Apparel & Luxury Goods–0.10%
#INVISTA Finance 144A 4.25% 10/15/19	6,469,000	6,469,517

		6,469,517

Tobacco–0.63%
Altria Group 3.88% 9/16/46	6,240,000	6,502,448
Reynolds American
4.00% 6/12/22	7,993,000	8,694,354
4.45% 6/12/25	24,287,000	27,145,823

		42,342,625

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Trading Companies & Distributors–0.11%
Air Lease 3.00% 9/15/23	7,140,000	$7,076,668

		7,076,668

Wireless Telecommunication Services–0.58%
#Crown Castle Towers 144A 4.883% 8/15/20	26,778,000	29,293,994
#Millicom International Cellular 144A 6.625% 10/15/21	2,403,000	2,511,976
TELUS 2.80% 2/16/27	5,250,000	5,267,661
#Vimpel Communications Via VIP Finance Ireland 144A 7.748% 2/2/21	1,927,000	2,158,381

		39,232,012

Total Corporate Bonds (Cost $2,724,079,153)		2,823,686,883

MUNICIPAL BONDS–2.68%
California State Various Purposes 7.55% 4/1/39	2,320,000	3,717,591
Commonwealth of Massachusetts Series C 5.00% 10/1/25	4,510,000	5,793,411
Dallas Area Rapid Transit Series A 5.00% 12/1/46	7,075,000	8,437,574
Los Angeles, California Department of Water & Power Revenue Taxable Build America Bonds 6.574% 7/1/45	14,465,000	22,223,737
Massachusetts State Transportation Fund Revenue Recovery Zone Economic Development Taxable Build America Bonds 5.731% 6/1/40	5,615,000	7,716,975
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds Series A 7.102% 1/1/41	11,776,000	17,936,968
New Jersey State Turnpike Revenue Authority Taxable Build America Bonds Series F 7.414% 1/1/40	2,267,000	3,551,981
New Jersey Turnpike Authority Series E 5.00% 1/1/45	6,950,000	8,202,182
New York City, New York
Series C 5.00% 8/1/26	3,205,000	4,081,471
Series C 5.00% 8/1/27	1,785,000	2,253,920
New York City, New York Taxable Build America Bonds

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Series F-1 6.271% 12/1/37	16,345,000	$23,052,007
New York Metropolitan Transportation Authority Revenue Taxable Build America Bonds Series E 6.814% 11/15/40	3,225,000	4,678,798
New York Triborough Bridge & Tunnel Authority Revenue Taxable Build America Bond Series A2 5.45% 11/15/32	15,775,000	20,050,814
Oregon State Taxable Pension 5.892% 6/1/27	3,040,000	3,933,122
San Francisco Bay Area California Toll Authority Bridge Revenue Taxable Build America Bonds Series S3 6.907% 10/1/50	11,955,000	19,144,377
South Carolina Public Service Authority Series D 4.77% 12/1/45	2,763,000	3,148,024
Texas Water Development Board Water Implementation Revenue
5.00% 10/15/46	6,610,000	8,038,685
Series A 5.00% 10/15/45	2,315,000	2,798,835
University of Missouri (Curators University) Taxable Build America Bonds 5.792% 11/1/41	8,070,000	11,431,559

Total Municipal Bonds (Cost $139,921,069)		180,192,031

NON-AGENCY ASSET-BACKED SECURITIES–5.71%
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	12,016,000	12,059,395
Series 2014-4 A2 1.43% 6/17/19	9,395,000	9,411,321
#•ALM VII Series 2012-7A A1 144A 2.108% 10/19/24	14,750,000	14,780,590
American Express Credit Account Master Trust
•Series 2012-1 A 0.794% 1/15/20	2,861,000	2,864,123
•Series 2013-2 A 0.944% 5/17/21	2,953,000	2,962,239
#•AMMC CDO Series 2015-16A A1 144A 2.173% 4/14/27	9,135,000	9,138,462
#•Ares XXXII Series 2014-32A A1 144A 2.297% 11/15/25	15,000,000	15,029,745
#ARI Fleet Lease Trust Series 2015-A A2 144A 1.11% 11/15/18	1,054,808	1,053,091

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Avery Point VI
#•Series 2015-6A A 144A 2.228% 8/5/27	8,350,000	$8,363,777
#•Series 2015-6A B 144A 2.728% 8/5/27	3,000,000	2,992,701
Avis Budget Rental Car Funding AESOP
#Series 2013-1A A 144A 1.92% 9/20/19	5,242,000	5,240,676
#Series 2014-1A A 144A 2.46% 7/20/20	6,919,000	6,989,168
•BA Credit Card Trust Series 2016-A1 A 0.914% 10/15/21	6,421,000	6,441,631
#•BlueMountain CLO Series 2013-4A B1 144A 2.58% 4/15/25	5,000,000	4,933,750
Cabela’s Credit Card Master Note Trust Series 2015-1A A1 2.26% 3/15/23	3,495,000	3,557,419
#California Republic Auto Receivables Trust Series 2013-1 A2 144A 1.41% 9/17/18	276,433	276,712
•Capital One Multi-Asset Execution Trust Series 2014-A4 A 0.884% 6/15/22	6,517,000	6,511,960
#•Cent CLO 20 Series 2013-20A A 144A 2.195% 1/25/26	9,000,000	8,983,332
#•Cent CLO 21 Series 2014-21A A1B 144A 2.124% 7/27/26	15,000,000	14,941,005
•Chase Issuance Trust Series 2007-B1 B1 0.774% 4/15/19	18,355,000	18,343,609
#•Chesapeake Funding Series 2014-1A A 144A 0.939% 3/7/26	3,225,700	3,218,351
•Citibank Credit Card Issuance Trust Series 2014-A9 A9 0.796% 11/23/18	4,787,000	4,787,932
•CNH Equipment Trust Series 2016-B A2B 0.924% 10/15/19	1,228,000	1,229,479
Discover Card Execution Note Trust
•Series 2014-A1 A1 0.954% 7/15/21	4,180,000	4,197,310
•Series 2016-A2 A2 1.064% 9/15/21	3,840,000	3,871,240
#•Flagship VII Series 2013-7A A1 144A 2.166% 1/20/26	14,000,000	13,970,292
Ford Credit Auto Lease Trust Series 2015-A A3 1.13% 6/15/18	4,486,000	4,489,637
•Ford Credit Floorplan Master Owner Trust A Series 2015-2 A2 1.094% 1/15/22	8,736,000	8,753,544

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•GE Dealer Floorplan Master Note Trust Series 2015-1 A 1.032% 1/20/20	4,377,000	$4,374,647
#•Golden Credit Card Trust Series 2014-2A A 144A 0.974% 3/15/21	11,265,000	11,260,568
#GreatAmerica Leasing Receivables Series 2014-1 A3 144A 0.89% 7/15/17	1,033,120	1,032,889
#HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44	1,526,400	1,416,053
#Hyundai Auto Lease Securitization Trust Series 2014-A A4 144A 1.01% 9/15/17	337,857	337,857
#•JFIN CLO Series 2014-1A A 144A 2.196% 4/20/25	9,500,000	9,512,037
#•KKR Financial CLO Series 2013-1A A1 144A 1.83% 7/15/25	10,000,000	9,983,100
#•MAPS CLO Fund II Series 2007-2A A1 144A 0.936% 7/20/22	4,457,813	4,431,182
•Mercedes-Benz Auto Lease Trust Series 2016-A A2B 1.084% 7/16/18	3,988,000	3,990,137
#•Mercedes-Benz Master Owner Trust Series 2016-AA A 144A 1.104% 5/15/20	5,054,000	5,069,690
•Morgan Stanley ABS Capital I Trust Series 2005-HE5 M1 1.155% 9/25/35	3,307,973	3,296,388
#•Navistar Financial Dealer Note Master Owner Trust II Series 2016-1 A 144A 2.15% 9/27/21	3,335,000	3,335,000
•New Century Home Equity Loan Trust Series 2005-2 M1 1.17% 6/25/35	3,445,618	3,424,401
•Nissan Auto Lease Trust Series 2015-B A2B 1.054% 12/15/17	2,708,281	2,711,916
#•OHA Credit Partners IX Series 2013-9A A1 144A 2.096% 10/20/25	3,373,174	3,379,330
#•Penarth Master Issuer Series 2015-2A A1 144A 0.931% 5/18/19	3,495,000	3,493,742
#Porsche Innovative Lease Owner Trust Series 2015-1 A3 144A 1.19% 7/23/18	961,000	962,343
•RAMP Trust Series 2005-RS3 M1 0.945% 3/25/35	2,074,510	2,067,421

LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Saranac CLO I Series 2013-1A A1A 144A 2.201% 10/26/24	10,000,000	$10,023,400
#•Shackleton V CLO Series 2014-5A A 144A 2.288% 5/7/26	10,425,000	10,410,853
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	6,875,000	6,888,621
Series 2015-2 A 1.60% 4/15/21	5,250,000	5,273,990
#•Telos CLO Series 2013-4A A 144A 1.979% 7/17/24	11,500,000	11,483,521
#•THL Credit Wind River CLO Series 2013-2A A2B 144A 2.319% 1/18/26	6,265,000	6,314,393
Toyota Auto Receivables Owner Trust Series 2015-B A3 1.27% 5/15/19	6,115,000	6,129,276
Trade MAPS 1
#•Series 2013-1A A 144A 1.218% 12/10/18	9,076,000	9,061,182
#•Series 2013-1A B 144A 1.768% 12/10/18	5,300,000	5,283,244
#•Venture XVI CLO Series 2014-16A A1L 144A 2.18% 4/15/26	12,000,000	11,987,436
Volkswagen Auto Lease Trust Series 2015-A A3 1.25% 12/20/17	4,687,000	4,685,868
#Volkswagen Credit Auto Master Trust Series 2014-1A A2 144A 1.40% 7/22/19	13,789,000	13,777,625
Volvo Financial Equipment
#Series 2014-1A A3 144A 0.82% 4/16/18	912,847	912,166
#Series 2014-1A B 144A 1.66% 11/16/20	3,757,000	3,759,959
•World Financial Network Credit Card Master Trust Series 2015-A A 1.004% 2/15/22	4,220,000	4,228,045

Total Non-Agency Asset-Backed Securities (Cost $382,929,708)		383,690,771

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.14%
Agate Bay Mortgage Trust
#•Series 2015-1 B1 144A 3.82% 1/25/45	3,248,356	3,252,283
#•Series 2015-1 B2 144A 3.82% 1/25/45	1,835,524	1,808,841
fCiticorp Residential Mortgage Securities Series 2006-3 A5 5.904% 11/25/36	4,987,000	5,125,205
JPMorgan Mortgage Trust
#•Series 2014-2 B1 144A 3.433% 6/25/29	2,313,252	2,303,949

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
JPMorgan Mortgage Trust (continued)
#•Series 2014-2 B2 144A 3.433% 6/25/29	861,849	$836,295
#•Series 2014-IVR6 2A4 144A 2.50% 7/25/44	2,896,000	2,926,468
#•Series 2015-4 B1 144A 3.631% 6/25/45	3,058,649	2,978,027
#•Series 2015-4 B2 144A 3.631% 6/25/45	2,190,456	2,090,178
JPMorgan Trust
#•Series 2015-1 B1 144A 2.66% 12/25/44	4,031,908	3,987,546
#•Series 2015-1 B2 144A 2.66% 12/25/44	3,394,148	3,302,560
#•Series 2015-5 B2 144A 2.892% 5/25/45	3,356,883	3,151,569
#•Series 2015-6 B1 144A 3.642% 10/25/45	2,212,194	2,239,484
#•Series 2015-6 B2 144A 3.642% 10/25/45	2,144,832	2,131,542
#•New Residential Mortgage Loan Trust Series 2015-2A A1 144A 3.75% 8/25/55	4,657,940	4,853,424
Sequoia Mortgage Trust
•Series 2013-4 B2 3.496% 4/25/43	1,993,582	1,962,032
#•Series 2013-11 B1 144A 3.665% 9/25/43	2,715,807	2,757,512
#•Series 2014-2 A4 144A 3.50% 7/25/44	2,947,765	3,030,671
#•Series 2015-1 B2 144A 3.879% 1/25/45	2,325,990	2,322,517
•Thornburg Mortgage Securities Trust Series 2007-4 1A1 2.614% 9/25/37	2,421,076	2,364,591
Towd Point Mortgage Trust
#•Series 2015-5 A1B 144A 2.75% 5/25/55	4,473,132	4,521,974
#•Series 2015-6 A1B 144A 2.75% 4/25/55	4,639,167	4,694,178
#•Series 2016-1 A1B 144A 2.75% 2/25/55	3,553,232	3,592,564
#•Series 2016-2 A1 144A 3.00% 8/25/55	2,957,837	3,019,425
#•Series 2016-3 A1 144A 2.25% 8/25/55	4,309,894	4,307,937

LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
#•WinWater Mortgage Loan Trust Series 2015-3 B1 144A 3.911% 3/20/45	3,292,973	$3,399,453

Total Non-Agency Collateralized Mortgage Obligations (Cost $75,505,292)		76,960,225

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–4.82%
•Banc of America Commercial Mortgage Trust Series 2007-4 AM 6.005% 2/10/51	5,552,000	5,724,581
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PWR18 A4 5.70% 6/11/50	2,969,950	3,058,977
Citigroup Commercial Mortgage Trust
•Series 2007-C6 AM 5.90% 12/10/49	3,102,000	3,151,081
Series 2014-GC25 A4 3.635% 10/10/47	6,146,000	6,661,277
Series 2015-GC27 A5 3.137% 2/10/48	14,090,000	14,761,281
Series 2016-P3 A4 3.329% 4/15/49	5,242,000	5,577,955
Series 2016-P5 A4 2.94% 10/10/49	4,855,000	5,000,476
COMM Mortgage Trust
#Series 2013-CR6 AM 144A 3.147% 3/10/46	5,355,000	5,549,317
Series 2014-CR16 A4 4.051% 4/10/47	5,347,000	5,942,473
Series 2014-CR19 A5 3.796% 8/10/47	3,947,000	4,323,362
Series 2014-CR20 AM 3.938% 11/10/47	10,915,000	11,836,481
#Series 2015-3BP A 144A 3.178% 2/10/35	18,301,000	19,191,527
Series 2015-CR23 A4 3.497% 5/10/48	2,887,000	3,098,028
Commercial Mortgage Trust Series 2007-GG9 AM 5.475% 3/10/39	3,591,000	3,620,610
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	9,885,000	10,513,412
Series 2016-C3 A5 2.89% 9/10/49	11,535,000	11,893,237
DB-UBS Mortgage Trust
#Series 2011-LC1A A3 144A 5.002% 11/10/46	5,325,000	5,887,364

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DB-UBS Mortgage Trust (continued)
#•Series 2011-LC1A C 144A 5.884% 11/10/46	6,552,000	$7,445,539
#GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	13,724,000	14,612,629
GS Mortgage Securities Trust
#•Series 2010-C1 C 144A 5.635% 8/10/43	3,023,000	3,299,752
Series 2014-GC24 A5 3.931% 9/10/47	10,002,000	11,046,810
Series 2015-GC32 A4 3.764% 7/10/48	3,538,000	3,890,821
Hilton USA Trust
#Series 2013-HLT AFX 144A 2.662% 11/5/30	4,883,000	4,882,137
#Series 2013-HLT BFX 144A 3.367% 11/5/30	10,299,000	10,297,180
#Houston Galleria Mall Trust Series 2015-HGLR A1A2 144A 3.087% 3/5/37	8,067,000	8,285,032
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	12,400,000	13,588,029
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.144% 6/15/49	11,776,000	12,391,542
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.678% 8/12/37	1,656,000	1,777,200
•Series 2005-LDP5 D 5.735% 12/15/44	3,145,000	3,135,979
Series 2013-LC11 B 3.499% 4/15/46	5,489,000	5,745,958
Series 2015-JP1 A5 3.914% 1/15/49	8,627,000	9,571,009
Series 2016-JP2 A4 2.82% 8/15/49	300,000	307,461
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	100,772	100,751
•Series 2006-C6 AJ 5.452% 9/15/39	6,230,000	5,793,589
Series 2006-C6 AM 5.413% 9/15/39	1,605	1,605
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	4,958,000	5,447,472

LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust (continued)
Series 2015-C23 A4 3.719% 7/15/50	18,182,000	$19,955,565
Series 2015-C26 A5 3.531% 10/15/48	8,783,000	9,529,826
Series 2016-C29 A4 3.325% 5/15/49	4,910,000	5,223,295
•Morgan Stanley Capital I Trust Series 2006-HQ10 B 5.448% 11/12/41	3,200,000	3,171,833
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3 2.918% 10/15/45	3,783,000	3,967,974
Series 2012-LC5 B 4.142% 10/15/45	3,276,000	3,509,108
Series 2014-LC18 A5 3.405% 12/15/47	4,251,000	4,526,251
Series 2015-NXS3 A4 3.617% 9/15/57	4,455,000	4,812,565
Series 2016-BNK1 A3 2.65% 8/15/49	7,895,000	8,022,955
WF-RBS Commercial Mortgage Trust Series 2012-C10 A3 2.875% 12/15/45	13,635,000	14,189,484

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $317,945,494)		324,320,790

ΔREGIONAL BONDS–0.52%
Canada–0.37%
Province of Alberta Canada #144A 2.05% 8/17/26	8,650,000	8,527,576
Province of British Columbia Canada 2.25% 6/2/26	9,985,000	10,196,702
Province of Manitoba Canada 2.125% 6/22/26	6,023,000	6,041,605

		24,765,883

Japan–0.15%
Japan Finance Organization For Municipalities #144A 2.125% 4/13/21	10,140,000	10,246,521

		10,246,521

Total Regional Bonds (Cost $34,659,091)		35,012,404

«SENIOR SECURED LOANS–0.68%
FCA US Tranche B 1st Lien 3.50% 5/24/17	3,405,237	3,415,895
First Data Tranche B 1st Lien 4.525% 3/24/21	13,887,208	14,005,805

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20	11,950,000	$12,027,675
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20	11,573,554	11,608,854
USI Tranche B 1st Lien 4.25% 12/27/19	4,649,962	4,662,749

Total Senior Secured Loans (Cost $45,134,504)		45,720,978

ΔSOVEREIGN BONDS–0.56%
Croatia–0.03%
#Croatia Government International Bond 144A 6.375% 3/24/21	1,748,000	1,969,453

		1,969,453

Guatemala–0.04%
#Guatemala Government Bond 144A 4.50% 5/3/26	2,621,000	2,742,221

		2,742,221

Hungary–0.06%
Hungary Government International Bond 5.75% 11/22/23	3,500,000	4,128,730

		4,128,730

Indonesia–0.03%
#Indonesia Government International Bond 144A 4.875% 5/5/21	2,010,000	2,215,143

		2,215,143

Japan–0.25%
Development Bank of Japan
#144A 1.63% 9/1/21	8,244,000	8,223,514
#144A 1.88% 9/1/26	8,244,000	8,174,421

		16,397,935

Paraguay–0.04%
#Paraguay Government International Bond 144A 5.00% 4/15/26	2,621,000	2,843,785

		2,843,785

Qatar–0.06%
Qatar Government International Bond
#144A 3.25% 6/2/26	2,045,000	2,083,630
#144A 4.625% 6/2/46	1,761,000	1,929,570

		4,013,200

LVIP Delaware Bond Fund–15

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Uruguay–0.05%
Uruguay Government International Bond 4.375% 10/27/27	2,901,000	$3,136,706

		3,136,706

Total Sovereign Bonds (Cost $36,271,088)		37,447,173

SUPRANATIONAL BANKS–0.17%
European Investment Bank 1.38% 9/15/21	8,250,000	8,245,397
FMS Wertmanagement 1.375% 6/8/21	3,289,000	3,288,661

Total Supranational Banks (Cost $11,506,662)		11,534,058

U.S. TREASURY OBLIGATION–2.87%
U.S. Treasury Bond 2.50% 5/15/46	186,640,000	193,179,679

Total U.S. Treasury Obligation (Cost $195,125,771)		193,179,679

	Number of Shares

PREFERRED STOCK–0.50%
•General Electric 5.00%	15,380,000	16,375,085
•Integrys Energy Group 6.00%	248,850	6,821,601
#•PNC Preferred Funding Trust II 2.073%	10,000,000	9,575,000
#•USB Realty 1.827%	615,000	553,500

Total Preferred Stock (Cost $31,681,620)		33,325,186

	Principal Amount°

SHORT-TERM INVESTMENTS–10.24%
Certificates of Deposit–3.28%
Australia & New Zealand Banking Group 0.58% 12/19/16	23,500,000	23,501,678
Banco Estado Chile 0.58% 11/28/16	25,000,000	24,999,957
Bank of Montreal Chicago
0.86% 12/7/16	25,000,000	25,007,313
0.99% 10/17/16	25,000,000	25,006,170
Credit Suisse New York 1.28% 1/9/17	23,000,000	23,024,495
DZ Bank New York 0.92% 11/28/16	25,000,000	25,004,470

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS (continued)
Certificates of Deposit (continued)
Skandinaviska Enskilda Banken New York 0.76% 12/6/16	50,000,000	$50,029,635
Svenska Handelsbanken 0.84% 12/14/16	24,000,000	24,005,978

		220,579,696

≠Discounted Commercial Paper–6.59%
Air Products & Chemicals 0.571% 11/1/16	25,000,000	24,989,600
BASF 0.762% 12/5/16	50,000,000	49,947,660
Cornell University
0.49% 10/12/16	19,300,000	19,297,877
0.50% 10/20/16	19,000,000	18,995,250
0.50% 11/1/16	15,390,000	15,382,767
0.501% 11/10/16	13,200,000	13,192,872
0.521% 12/1/16	15,000,000	14,987,100
Credit Agricole 0.53% 11/28/16	50,000,000	49,954,030
Dartmouth College 0.631% 12/7/16	10,000,000	9,988,500
Duke University
0.501% 11/9/16	20,909,000	20,898,591
0.521% 10/12/16	13,753,000	13,751,257
0.631% 12/7/16	23,500,000	23,475,586
John Deere Capital 0.47% 10/20/16	4,500,000	4,498,970
JPMorgan Securities 1.02% 4/3/17	10,000,000	9,952,465
Pfizer 0.601% 11/14/16	25,000,000	24,986,720
Toyota Motor Credit 0.793% 12/5/16	17,750,000	17,729,987
University of Chicago
0.651% 11/7/16	13,750,000	13,741,200
0.681% 11/8/16	35,000,000	34,976,200
Westpac Banking 0.967% 10/3/16	25,000,000	24,999,253
Yale University
0.55% 11/9/16	12,000,000	11,994,026
0.661% 11/15/16	25,000,000	24,985,338

		442,725,249

Floating Rate Note–0.37%
Royal Bank of Canada •92.34% 10/14/16	25,000,000	25,004,825

		25,004,825

Total Short Term Investments (Cost $688,182,757)		688,309,770

LVIP Delaware Bond Fund–16

LVIP Delaware Bond Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–107.61% (Cost $7,065,490,275)	7,234,130,641
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(7.61%)	(511,716,578)

NET ASSETS APPLICABLE TO 468,883,310 SHARES OUTSTANDING–100.00%	$6,722,414,063

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2016, the aggregate value of Rule 144A securities was $1,239,304,954, which represents 18.44% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of September 30, 2016. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

«	Includes $119,525 cash collateral due to broker for futures contracts, at value, as of September 30, 2016.

@	Illiquid security. At September 30, 2016, the aggregate value of illiquid securities was $10,365,701, which represents 0.15% of the Fund’s net assets.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2016.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2016.

The following futures contracts and swap contracts were outstanding at September 30, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
475	U.S. Treasury 10 yr Notes	$62,471,587	$62,284,375	12/21/16	$(187,212)
259	U.S. Treasury Long Bonds	43,826,532	43,552,469	12/21/16	(274,063)

					$(461,275)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[1]	Annual Protection Payments	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
	Protection Sold:
HSBC	CDX.EM.25[2]	19,490,000	1.00%	6/20/21	$(1,619,416)	$414,742

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

2Markit’s Emerging Markets CDX Index, or the CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa and Asia. Constituents for the index can be found at www.markit.com/Documentation.

LVIP Delaware Bond Fund–17

LVIP Delaware Bond Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

BB–Barclays Bank

DB–Deutsche Bank

CDS–Credit Default Swap

CDX.EM–Credit Default Swap Index Emerging Markets

CLO–Collateralized Loan Obligation

GE–General Electric

GNMA–Government National Mortgage Association

GS–Goldman Sachs

HSBC–Hong Kong Shanghai Bank

JPM–JPMorgan

LB–Lehman Brothers

RBS–Royal Bank of Scotland

REMIC–Real Estate Mortgage Investment Conduit

S.F.–Single Family

UBS–Union Bank of Switzerland

WF–Wells Fargo

yr–Year

LVIP Delaware Bond Fund–18

LVIP Delaware Bond Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, credit default swap (“CDS”) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$7,065,490,275

Aggregate unrealized appreciation	$185,810,250
Aggregate unrealized depreciation	(17,169,884)

Net unrealized appreciation	$168,640,366

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Delaware Bond Fund–19

LVIP Delaware Bond Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Agency Collateralized Mortgage Obligations	$—	$201,572,411	$—	201,572,411
Agency Commercial Mortgage-Backed Securities	—	84,502,420	—	84,502,420
Agency Mortgage-Backed Securities	—	2,114,675,862	—	2,114,675,862
Corporate Bonds	—	2,823,686,883	—	2,823,686,883
Municipal Bonds	—	180,192,031	—	180,192,031
Non-Agency Asset-Backed Securities	—	380,355,771	3,335,000	383,690,771
Non-Agency Collateralized Mortgage Obligations	—	76,960,225	—	76,960,225
Non-Agency Commercial Mortgage-Backed Securities	—	324,320,790	—	324,320,790
Regional Bonds	—	35,012,404	—	35,012,404
Senior Secured Loans	—	45,720,978	—	45,720,978
Sovereign Bonds	—	37,447,173	—	37,447,173
Supranational Banks	—	11,534,058	—	11,534,058
U.S. Treasury Obligations	—	193,179,679	—	193,179,679
Preferred Stock	—	33,325,186	—	33,325,186
Short-Term Investments	—	688,309,770	—	688,309,770

Total	$—	$7,230,795,641	$3,335,000	$7,234,130,641

Swap Contracts	$—	$414,742	$—	$414,742

Futures Contracts	$(461,275)	$—	$—	$(461,275)

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Delaware Bond Fund–20

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.20%
Fannie Mae Connecticut Avenue Securities
•Series 2015-C03 1M1 2.025% 7/25/25	2,011,801	$2,016,569
•Series 2015-C03 2M1 2.025% 7/25/25	2,091,393	2,099,133
•Series 2015-C04 2M1 2.225% 4/25/28	970,764	975,548
•Series 2016-C03 1M1 2.525% 10/25/28	826,550	838,136
•Series 2016-C04 1M1 1.975% 1/25/29	544,855	548,168
Fannie Mae REMICs
•Series 2005-106 QF 1.035% 12/25/35	1,572,524	1,582,730
•Series 2006-40 F 0.825% 5/25/36	111,246	111,004
Freddie Mac REMICs
•Series 3152 JF 0.974% 8/15/35	107,063	107,144
•Series 3311 VF 0.764% 5/15/37	270,468	269,032
•Series 3780 LF 0.924% 3/15/29	11,989	11,999
•Series 3800 AF 1.024% 2/15/41	364,875	366,344
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2015-DNA3 M1 1.875% 4/25/28	1,507,178	1,510,408
•Series 2016-DNA3 M1 1.625% 12/25/28	2,769,637	2,773,965
•Series 2016-HQA2 M1 1.725% 11/25/28	3,361,656	3,370,456
•GNMA Series 2010-46 MF 0.93% 5/16/34	343,788	344,591

Total Agency Collateralized Mortgage Obligations (Cost $16,866,134)		16,925,227

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.06%
#•FREMF Mortgage Trust Series 2011-K13 B 144A 4.767% 1/25/48	420,000	457,985

Total Agency Commercial Mortgage-Backed Security (Cost $445,924)		457,985

CONVERTIBLE BONDS–0.27%
@Alaska Communications Systems Group 6.25%, exercise price $10.28, maturity date 5/1/18	90,000	88,875
Atlas Air Worldwide Holdings 2.25%, exercise price $74.05, maturity date 6/1/22	37,000	36,052

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
BioMarin Pharmaceutical 1.50%, exercise price $94.15, maturity date 10/15/20	25,000	$31,297
#Blackhawk Network Holdings 1.50%, exercise price $49.83, maturity date 1/15/22	51,000	48,833
Blackstone Mortgage Trust 5.25%, exercise price $27.99, maturity date 12/1/18	150,000	165,187
Brookdale Senior Living 2.75%, exercise price $29.33, maturity date 6/15/18	75,000	74,766
Cardtronics 1.00%, exercise price $52.35, maturity date 12/1/20	65,000	68,737
Cemex 3.72%, exercise price $11.45, maturity date 3/15/20	56,000	58,625
@Chart Industries 2.00%, exercise price $69.03, maturity date 8/1/18	59,000	58,263
#Clearwire Communications 144A 8.25%, exercise price $7.08, maturity date 12/1/40	46,000	48,013
#DISH Network 3.375%, exercise price $65.18, maturity date 8/15/26	13,000	14,300
@GAIN Capital Holdings 4.125%, exercise price $12.00, maturity date 12/1/18	77,000	73,535
@fGeneral Cable 4.50%, exercise price $31.96, maturity date 11/15/29	83,000	55,869
HealthSouth 2.00%, exercise price $37.59, maturity date 12/1/43	64,000	75,320
Helix Energy Solutions Group 3.25%, exercise price $25.02, maturity date 3/15/32	60,000	56,813
#Insulet 1.25%, exercise price $58.37, maturity date 9/15/21	2,000	1,979
Jefferies Group 3.875%, exercise price $44.04, maturity date 11/1/29	124,000	126,170
#Knowles 3.25%, exercise price $18.43, maturity date 11/1/21	17,000	18,041
#Liberty Interactive 144A 1.00%, exercise price $64.15, maturity date 9/30/43	68,000	58,761
#Liberty Media 2.25%, exercise price $104.55, maturity date 9/30/46	12,000	12,517
#Medicines 2.75%, exercise price $48.97, maturity date 7/15/23	23,000	23,532

LVIP Delaware Diversified Floating Rate Fund–1

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
fMeritor 4.00%, exercise price $26.73, maturity date 2/15/27	110,000	$110,412
Micron Technology 3.00%, exercise price $29.16, maturity date 11/15/43	29,000	25,919
@New Mountain Finance 5.00%, exercise price $15.80, maturity date 6/15/19	24,000	24,600
Nuance Communications 2.75%, exercise price $32.30, maturity date 11/1/31	124,000	125,007
#NuVasive 2.25%, exercise price $59.82, maturity date 3/15/21	20,000	25,400
ON Semiconductor 1.00%, exercise price $18.50, maturity date 12/1/20	37,000	37,694
PROS Holdings 2.00%, exercise price $33.79, maturity date 12/1/19	106,000	104,940
Ship Finance International 5.75%, exercise price $17.77, maturity date 10/15/21	18,000	18,000
@Spectrum Pharmaceuticals 2.75%, exercise price $10.53, maturity date 12/15/18	64,000	57,360
Spirit Realty Capital 3.75%, exercise price $13.10, maturity date 5/15/21	44,000	50,023
Synchronoss Technologies 0.75%, exercise price $53.17, maturity date 8/15/19	61,000	64,698
•Vector Group 1.75%, exercise price $23.46, maturity date 4/15/20	75,000	85,828
VEREIT 3.75%, exercise price $14.99, maturity date 12/15/20	112,000	114,591
Verint Systems 1.50%, exercise price $64.46, maturity date 6/1/21	67,000	63,817

Total Convertible Bonds (Cost $2,153,134)		2,103,774

	Number of Shares

CONVERTIBLE PREFERRED STOCK–0.00%
DTE Energy 6.50%, exercise price $116.31, expiration date 10/1/19	88	4,576

Total Convertible Preferred Stock (Cost $4,400)		4,576

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS–61.94%
Air Freight & Logistics–0.27%
#@Aviation Capital Group 144A 2.875% 9/17/18	1,500,000	$1,520,625
#SMBC Aviation Capital Finance 144A 2.65% 7/15/21	580,000	581,444

		2,102,069

Airlines–0.39%
#◆Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27	542,538	562,910
◆American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	589,138	615,649
◆American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	171,811	176,321
◆American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28	249,387	264,039
◆United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	466,651	501,066
◆United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26	833,956	878,781

		2,998,766

Automobiles–4.30%
Daimler Finance North America
#•144A 1.097% 8/1/17	6,340,000	6,340,653
#•144A 1.195% 3/10/17	5,400,000	5,404,131
•Ford Motor Credit 1.698% 11/4/19	6,000,000	6,027,534
#•Hyundai Capital Services 144A 1.657% 3/18/17	2,895,000	2,896,850
Toyota Motor Credit 2.00% 10/24/18	3,525,000	3,577,663
#•Volkswagen International Finance 144A 1.241% 11/18/16	8,755,000	8,757,907

		33,004,738

Banks–12.51%
#Banco Nacional de Costa Rica 144A 5.875% 4/25/21	605,000	631,469
#•Bank Nederlandse Gemeenten 144A 0.743% 7/14/17	698,000	698,212
Bank of America
•0.933% 10/14/16	1,350,000	1,350,030
•1.287% 11/14/16	6,025,000	6,029,410
•1.72% 1/15/19	8,250,000	8,305,663
4.45% 3/3/26	135,000	145,163
•BB&T 1.71% 6/15/18	3,635,000	3,658,166

LVIP Delaware Diversified Floating Rate Fund–2

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
#BBVA Bancomer 144A 7.25% 4/22/20	450,000	$497,025
•Branch Banking & Trust 1.117% 5/23/17	2,575,000	2,574,441
•Citigroup 2.255% 9/1/23	6,940,000	6,978,989
Citizens Bank 2.55% 5/13/21	4,000,000	4,075,536
Citizens Financial Group
2.375% 7/28/21	1,000,000	1,004,620
4.30% 12/3/25	750,000	788,435
•CoBank 1.45% 6/15/22	425,000	403,491
Compass Bank 3.875% 4/10/25	970,000	950,545
•Fifth Third Bank 1.721% 8/20/18	1,770,000	1,780,896
HSBC Holdings 2.65% 1/5/22	925,000	922,526
Huntington Bancshares 2.30% 1/14/22	935,000	932,702
Industrial & Commercial Bank of China 2.635% 5/26/21	335,000	340,883
JPMorgan Chase & Co.
2.25% 1/23/20	635,000	643,642
2.75% 6/23/20	4,170,000	4,293,374
JPMorgan Chase Bank 1.65% 9/23/19	250,000	250,894
KeyBank
2.35% 3/8/19	4,750,000	4,841,133
3.18% 5/22/22	1,210,000	1,248,992
•KFW 1.014% 12/29/17	4,130,000	4,129,855
•National City Bank 1.203% 6/7/17	3,360,000	3,360,911
•Oesterreichische Kontrollbank 0.987% 8/10/17	4,350,000	4,353,536
Regions Bank 2.25% 9/14/18	3,985,000	4,018,733
•Royal Bank of Scotland Group 8.625% 12/29/49	730,000	716,313
Santander UK
•1.362% 3/13/17	2,500,000	2,498,563
•1.675% 8/24/18	5,700,000	5,704,446
SVB Financial Group 3.50% 1/29/25	770,000	779,307
•Toronto-Dominion Bank 1.302% 4/30/18	5,650,000	5,664,357
UBS Group Funding Jersey
#144A 2.65% 2/1/22	325,000	324,796
#144A 3.00% 4/15/21	2,365,000	2,431,577
•USB Capital IX 3.50% 10/29/49	465,000	398,737
•Wells Fargo & Co 1.432% 1/30/20	8,300,000	8,280,943

		96,008,311

Beverages–3.22%
Anheuser-Busch InBev Finance 2.65% 2/1/21	5,000,000	5,164,650

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages (continued)
#Becle 144A 3.75% 5/13/25	1,190,000	$1,215,722
Constellation Brands 4.25% 5/1/23	230,000	244,664
Molson Coors Brewing 2.10% 7/15/21	3,345,000	3,379,544
•PepsiCo 1.019% 10/13/17	4,900,000	4,912,838
#Pernod Ricard 144A 4.45% 1/15/22	2,955,000	3,263,209
#•SABMiller Holdings 144A 1.447% 8/1/18	6,520,000	6,523,755

		24,704,382

Building Products–0.11%
Fortune Brands Home & Security 3.00% 6/15/20	565,000	582,300
Masco 3.50% 4/1/21	255,000	265,200

		847,500

Capital Markets–4.29%
•Bank of New York Mellon 1.325% 9/11/19	6,470,000	6,470,362
Barclays 3.20% 8/10/21	3,365,000	3,385,553
•Export-Import Bank of Korea 1.423% 1/14/17	5,000,000	5,006,210
•Goldman Sachs Group 2.429% 11/29/23	7,945,000	8,088,042
Lazard Group 6.85% 6/15/17	163,000	168,205
•Morgan Stanley 1.874% 1/27/20	9,705,000	9,810,872

		32,929,244

Chemicals–0.53%
#Air Liquide Finance 144A 1.75% 9/27/21	955,000	953,959
CF Industries 6.875% 5/1/18	1,240,000	1,334,370
Dow Chemical 8.55% 5/15/19	475,000	557,436
#OCP 144A 4.50% 10/22/25	1,170,000	1,189,697

		4,035,462

Commercial Services & Supplies–0.06%
#Penske Truck Leasing 144A 3.30% 4/1/21	405,000	421,533

		421,533

Communications Equipment–1.24%
•Cisco Systems 1.342% 3/1/19	9,480,000	9,545,649

		9,545,649

Construction Materials–0.24%
#Cemex 144A 7.25% 1/15/21	1,490,000	1,599,515
#Union Andina de Cementos 144A 5.875% 10/30/21	245,000	257,838

		1,857,353

LVIP Delaware Diversified Floating Rate Fund–3

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance–1.13%
Capital One 2.25% 9/13/21	1,050,000	$1,050,823
General Motors Financial
3.10% 1/15/19	3,120,000	3,182,047
4.375% 9/25/21	3,000,000	3,207,738
Hyundai Capital America
#144A 3.00% 3/18/21	490,000	508,743
#144A 4.00% 6/8/17	690,000	702,004

		8,651,355

Containers & Packaging–0.39%
#•@Ardagh Packaging Finance 144A 4.067% 5/15/21	2,955,000	3,006,714

		3,006,714

Diversified Financial Services–0.66%
AerCap Ireland Capital 3.95% 2/1/22	1,050,000	1,078,875
Credit Suisse Group Funding Guernsey 3.125% 12/10/20	835,000	846,762
#ERAC USA Finance 144A 4.50% 8/16/21	2,650,000	2,937,207
#SUAM Finance 144A 4.875% 4/17/24	185,000	196,655

		5,059,499

Diversified Telecommunication Services–2.59%
•AT&T 1.768% 6/30/20	9,790,000	9,879,990
CenturyLink 5.80% 3/15/22	1,395,000	1,435,106
Deutsche Telekom International Finance
#144A 1.95% 9/19/21	485,000	485,161
#144A 2.485% 9/19/23	940,000	942,927
#Digicel Group 144A 8.25% 9/30/20	1,180,000	1,031,025
#GTP Acquisition Partners I 144A 2.35% 6/15/20	470,000	468,755
SBA Tower Trust
#144A 2.24% 4/16/18	465,000	466,599
#144A 2.898% 10/15/19	1,145,000	1,161,091
Verizon Communications 1.75% 8/15/21	4,020,000	3,980,652

		19,851,306

Electric Utilities–3.09%
#American Transmission Systems 144A 5.25% 1/15/22	755,000	868,437
Berkshire Hathaway Energy 3.75% 11/15/23	1,525,000	1,667,328
Commonwealth Edison 2.15% 1/15/19	2,750,000	2,794,072
Duke Energy 1.80% 9/1/21	1,970,000	1,961,761
#•Electricite de France 144A 1.156% 1/20/17	5,465,000	5,468,869
•Emera 6.75% 6/15/76	440,000	474,085

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
#•Enel 144A 8.75% 9/24/73	1,103,000	$1,291,889
Entergy Louisiana 4.05% 9/1/23	3,955,000	4,369,116
Entergy Mississippi 3.10% 7/1/23	250,000	258,334
#Fortis 144A 2.10% 10/4/21	2,235,000	2,229,446
Great Plains Energy 4.85% 6/1/21	440,000	482,087
NextEra Energy Capital Holdings 3.625% 6/15/23	875,000	929,810
NV Energy 6.25% 11/15/20	800,000	939,705

		23,734,939

Equity Real Estate Investment Trusts–1.00%
American Tower 2.25% 1/15/22	2,855,000	2,852,702
Crown Castle International 5.25% 1/15/23	310,000	352,188
DDR 3.625% 2/1/25	1,025,000	1,038,121
Host Hotels & Resorts 3.75% 10/15/23	1,895,000	1,922,045
#PLA Administradora Industrial S de RL 144A 5.25% 11/10/22	480,000	490,800
WP Carey 4.60% 4/1/24	980,000	1,025,650

		7,681,506

Food & Staples Retailing–0.86%
#Cencosud 144A 5.15% 2/12/25	305,000	326,408
CVS Health 2.125% 6/1/21	2,885,000	2,917,448
Walgreens Boots Alliance 2.60% 6/1/21	3,300,000	3,380,751

		6,624,607

Food Products–0.23%
#Arcor SAIC 144A 6.00% 7/6/23	200,000	213,500
#BRF GmbH 144A 4.35% 9/29/26	290,000	285,360
#JBS Investments 144A 7.75% 10/28/20	355,000	373,637
#JBS USA Finance 144A 5.75% 6/15/25	255,000	251,813
•Mondelez International 1.277% 2/1/19	675,000	675,045

		1,799,355

Gas Utilities–0.77%
•Spire 1.567% 8/15/17	5,900,000	5,885,279

		5,885,279

Health Care Equipment & Supplies–2.10%
Becton Dickinson and Co. 6.375% 8/1/19	1,615,000	1,823,505
•Medtronic 0.919% 2/27/17	11,200,000	11,204,749
St. Jude Medical 2.80% 9/15/20	3,000,000	3,095,235

		16,123,489

LVIP Delaware Diversified Floating Rate Fund–4

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure–0.12%
Starwood Hotels & Resorts Worldwide 3.75% 3/15/25	860,000	$902,610

		902,610

Independent Power & Renewable Electricity Producers–0.10%
#AES Gener 144A 5.00% 7/14/25	720,000	749,187

		749,187

Industrial Conglomerates–1.56%
General Electric
•1.158% 5/5/26	3,900,000	3,800,550
•1.285% 1/9/20	3,840,000	3,868,078
•1.85% 3/15/23	2,450,000	2,460,728
#144A 3.80% 6/18/19	250,000	266,602
6.00% 8/7/19	1,385,000	1,565,585

		11,961,543

Insurance–2.82%
•Berkshire Hathaway Finance 0.815% 1/10/17	6,460,000	6,462,765
Prudential Financial
•1.597% 8/15/18	8,742,000	8,727,750
•5.375% 5/15/45	740,000	773,300
#TIAA Asset Management Finance 144A 2.95% 11/1/19	5,110,000	5,269,156
•XLIT 6.50% 10/29/49	530,000	398,751

		21,631,722

Internet Software & Services–0.03%
Alibaba Group Holding 3.125% 11/28/21	240,000	250,679

		250,679

Machinery–0.79%
Crane 2.75% 12/15/18	185,000	188,700
•PACCAR Financial 1.435% 12/6/18	5,850,000	5,891,921

		6,080,621

Media–0.69%
21st Century Fox America 4.50% 2/15/21	2,290,000	2,541,765
#Charter Communications Operating 144A 4.908% 7/23/25	1,470,000	1,624,350
#Columbus Cable Barbados 144A 7.375% 3/30/21	625,000	665,219
Historic TW 6.875% 6/15/18	430,000	468,985

		5,300,319

Metals & Mining–0.31%
#•BHP Billiton Finance USA 144A 6.25% 10/19/75	505,000	547,925

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
#Cia Brasileira de Aluminio 144A 6.75% 4/5/21	505,000	$537,775
Southern Copper 5.375% 4/16/20	465,000	512,261
Vale Overseas 5.875% 6/10/21	765,000	802,867

		2,400,828

Multi-Utilities–0.50%
Ameren 3.65% 2/15/26	1,095,000	1,171,209
Ameren Illinois 9.75% 11/15/18	385,000	449,469
CenterPoint Energy 6.50% 5/1/18	850,000	908,138
CMS Energy 6.25% 2/1/20	695,000	792,559
Sempra Energy 2.875% 10/1/22	495,000	512,402

		3,833,777

Oil, Gas & Consumable Fuels–5.05%
•Chevron 1.365% 3/3/22	5,645,000	5,533,760
CNOOC Finance 2015 Australia 2.625% 5/5/20	585,000	597,136
•ConocoPhillips 1.717% 5/15/22	5,100,000	5,019,379
Ecopetrol 5.875% 9/18/23	435,000	470,344
#Empresa Nacional del Petroleo 144A 4.75% 12/6/21	485,000	520,279
EnLink Midstream Partners 2.70% 4/1/19	455,000	452,274
•Enterprise Products Operating 7.034% 1/15/68	175,000	184,938
•Exxon Mobil 1.205% 3/6/22	10,640,000	10,575,458
#Pertamina Persero 144A 5.25% 5/23/21	845,000	923,299
Petrobras Global Finance 8.375% 5/23/21	820,000	897,900
Petroleos Mexicanos 3.50% 7/23/20	405,000	408,847
#Petronas Global Sukuk 144A 2.707% 3/18/20	760,000	778,115
Regency Energy Partners 5.875% 3/1/22	1,120,000	1,236,380
•Statoil 1.248% 11/8/18	7,240,000	7,254,502
#Tengizchevroil Finance Co. International 144A 4.00% 8/15/26	335,000	332,320
Williams Partners 7.25% 2/1/17	575,000	585,561
#Woodside Finance 144A 8.75% 3/1/19	2,070,000	2,369,403
#YPF 144A 8.50% 3/23/21	575,000	643,137

		38,783,032

Paper & Forest Products–0.27%
Georgia-Pacific 8.00% 1/15/24	1,125,000	1,493,685
#Suzano Austria GmbH 144A 5.75% 7/14/26	355,000	358,586

LVIP Delaware Diversified Floating Rate Fund–5

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Paper & Forest Products (continued)
#Suzano Trading 144A 5.875% 1/23/21	245,000	$257,250

		2,109,521

Pharmaceuticals–4.75%
Actavis Funding 3.45% 3/15/22	3,675,000	3,862,811
#•Bayer US Finance 144A 1.144% 10/6/17	10,000,000	9,977,810
Mylan
#144A 3.15% 6/15/21	3,500,000	3,569,521
#144A 3.95% 6/15/26	1,385,000	1,398,173
Perrigo 4.00% 11/15/23	200,000	205,945
Perrigo Finance Unlimited 3.50% 12/15/21	480,000	496,722
•Pfizer 1.15% 6/15/18	11,140,000	11,177,497
Shire Acquisitions Investments Ireland 2.40% 9/23/21	2,425,000	2,430,837
Teva Pharmaceutical Finance Netherlands III
2.20% 7/21/21	2,745,000	2,737,745
2.80% 7/21/23	615,000	617,527

		36,474,588

Road & Rail–0.65%
•Kansas City Southern 1.443% 10/28/16	4,950,000	4,949,970

		4,949,970

Semiconductors & Semiconductor Equipment–0.07%
National Semiconductor 6.60% 6/15/17	500,000	520,049

		520,049

Software–1.91%
CDK Global 4.50% 10/15/24	620,000	620,588
•Oracle 1.171% 10/8/19	13,945,000	14,067,074

		14,687,662

Specialty Retail–0.79%
•Lowe’s 1.265% 9/10/19	6,055,000	6,071,433

		6,071,433

Technology Hardware, Storage & Peripherals–0.70%
•Apple 1.947% 2/23/21	4,050,000	4,175,206
#Samsung Electronics America 144A 1.75% 4/10/17	1,200,000	1,202,844

		5,378,050

Textiles, Apparel & Luxury Goods–0.17%
#INVISTA Finance 144A 4.25% 10/15/19	1,280,000	1,280,102

		1,280,102

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Tobacco–0.40%
Reynolds American 4.00% 6/12/22	2,850,000	$3,100,076

		3,100,076

Wireless Telecommunication Services–0.28%
#Crown Castle Towers 144A 4.883% 8/15/20	1,615,000	1,766,741
#Millicom International Cellular 144A 6.00% 3/15/25	395,000	401,458

		2,168,199

Total Corporate Bonds (Cost $470,613,637)		475,507,024

MUNICIPAL BONDS–2.73%
•Missouri Higher Education Authority Student Loan Revenue
Series 2010-2 Class A-1 1.512% 8/27/29	325,074	319,398
•New Mexico Educational Assistance Foundation (Libor Floating)
Series 2010-1 A-3 1.873% 12/1/38	580,000	568,180
North Texas Higher Education Authority Student Loan Revenue (Libor Floating)
•Series 2010-1 Class A-2 1.546% 7/1/30	650,000	642,493
•Series 2011-1 1.946% 4/1/40	387,688	385,854
Oklahoma Student Loan Authority Revenue (Libor-Indexed)
•Series 2010-A A2A 1.835% 9/1/37	620,000	614,525
•Series 2011-1 A1 1.992% 6/1/40	975,433	968,614
•Pennsylvania Turnpike Commission Series B1 1.82% 12/1/21	5,020,000	5,012,319
•State of California Series D 1.072% 12/1/28	5,000,000	4,992,100
•University of California Series Y-1 1.027% 7/1/41	7,425,000	7,426,114

Total Municipal Bonds (Cost $20,983,144)		20,929,597

NON-AGENCY ASSET-BACKED SECURITIES–15.01%
BA Credit Card Trust
•Series 2014-A1 A 0.904% 6/15/21	4,741,000	4,757,865
•Series 2014-A3 A 0.814% 1/15/20	1,190,000	1,191,318
•Series 2015-A1 A 0.854% 6/15/20	1,065,000	1,066,913

LVIP Delaware Diversified Floating Rate Fund–6

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Ballyrock CLO Series 2013-1A A 144A 1.991% 5/20/25	2,000,000	$1,987,562
•Capital One Multi-Asset Execution Trust Series 2007-A2 A2 0.604% 12/16/19	965,000	965,111
#•Cedar Funding V CLO Series 2016-5A A1 144A 2.243% 7/17/28	4,200,000	4,194,271
Chase Issuance Trust
•Series 2007-A5 A5 0.564% 3/15/19	3,000,000	2,999,309
•Series 2007-B1 B1 0.774% 4/15/19	7,500,000	7,495,345
•Series 2013-A6 A6 0.944% 7/15/20	1,250,000	1,254,785
•Series 2013-A9 A 0.944% 11/16/20	4,400,000	4,418,178
•Series 2014-A5 A5 0.894% 4/15/21	4,745,000	4,758,663
•Series 2016-A3 A3 1.074% 6/15/23	5,000,000	5,007,540
#•Chesapeake Funding Series 2014-1A A 144A 0.939% 3/7/26.	321,072	320,340
Citibank Credit Card Issuance Trust
•Series 2013-A4 A4 0.945% 7/24/20	5,000,000	5,019,473
•Series 2013-A7 A7 0.948% 9/10/20	4,700,000	4,721,612
•Series 2014-A9 A9 0.796% 11/23/18	5,000,000	5,000,974
Discover Card Execution Note Trust
•Series 2013-A1 A1 0.824% 8/17/20	2,000,000	2,004,226
•Series 2014-A1 A1 0.954% 7/15/21	6,955,000	6,983,801
•Ford Credit Floorplan Master Owner Trust Series 2014-1 A2 0.924% 2/15/19	4,000,000	4,003,081
#•Hertz Fleet Lease Funding Series 2014-1 A 144A 0.918% 4/10/28	188,910	188,890
JFIN CLO
#•Series 2014-1A A 144A 2.196% 4/20/25	2,500,000	2,503,167
#•Series 2015-2A AX 144A 2.129% 10/19/26	1,785,000	1,781,030
#•KKR Financial CLO Series 2013-1A A1 144A 1.83% 7/15/25	3,605,000	3,598,908

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•MAPS CLO Fund II Series 2007-2A A1 144A 0.936% 7/20/22	995,235	$989,290
#•Mountain View Funding CLO Series 2007-3A A1 144A 0.894% 4/16/21	643,560	642,888
Nissan Auto Receivables Owner Trust
•Series 2015-B A2B 0.804% 7/16/18	2,030,293	2,031,965
•Series 2015-C A2B 0.874% 11/15/18	750,788	751,768
#•OCP CLO Series 2013-4A A1A 144A 2.115% 10/24/25	3,000,000	2,996,235
#•PFS Financing Series 2015-AA A 144A 1.144% 4/15/20	1,850,000	1,835,646
#•Shackleton V CLO Series 2014-5A A 144A 2.288% 5/7/26.	1,095,000	1,093,514
#•Shackleton VIII CLO Series 2015-8A A1 144A 2.206% 10/20/27	1,340,000	1,341,813
#•Telos CLO Series 2013-4A A 144A 1.979% 7/17/24	3,000,000	2,995,701
•Toyota Auto Receivables Owner Trust Series 2016-A A2B 0.844% 7/16/18	7,250,000	7,258,925
#•Trade MAPS 1 Series 2013-1A A 144A 1.218% 12/10/18	8,830,000	8,815,583
#•Venture XVI CLO Series 2014-16A A1L 144A 2.18% 4/15/26	3,000,000	2,996,859
#•Venture XXI CLO Series 2015-21A A 144A 2.17% 7/15/27	2,230,000	2,230,992
•Wells Fargo Dealer Floorplan Master Note Trust Series 2012-2 A 1.282% 4/22/19	3,000,000	3,007,427

Total Non-Agency Asset-Backed Securities (Cost $114,856,803)		115,210,968

«SENIOR SECURED LOANS–11.70%
American Airlines Tranche B1 3.50% 5/23/19	426,212	427,188
Avago Technologies Cayman Finance Tranche B 1st Lien 3.524% 2/1/23	2,024,158	2,050,441
Calpine Construction Finance 3.09% 5/3/20	1,877,780	1,867,218
Change Healthcare Holdings 3.75% 11/2/18	1,338,824	1,342,727
Charter Communications Operating
3.00% 7/1/20	3,816,788	3,833,257
3.25% 8/24/21	1,492,500	1,500,522
3.50% 1/24/23	1,492,500	1,504,000

LVIP Delaware Diversified Floating Rate Fund–7

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Community Health Systems Tranche F 1st Lien 3.924% 12/31/18	3,804,016	$3,788,572
Community Health Systems Tranche G 1st Lien 3.75% 12/31/19	355,614	349,613
Community Health Systems Tranche H 1st Lien 4.00% 1/27/21	324,876	319,618
DaVita HealthCare Partners Tranche B 3.50% 6/24/21	8,406,500	8,467,447
FCA US Tranche B 1st Lien
3.25% 12/31/18	2,532,829	2,539,566
3.50% 5/24/17	71,180	71,402
First Data Tranche B 1st Lien 4.452% 3/24/21	5,175,493	5,219,692
Flying Fortress Tranche B 1st Lien 3.50% 4/30/20	1,000,000	1,007,625
Hilton Worldwide Finance Tranche B1 1st Lien 3.50% 10/26/20	150,572	151,644
Hilton Worldwide Finance Tranche B2 1st Lien 3.215% 10/25/23	1,539,255	1,550,561
Houghton International 4.25% 12/20/19	1,217,587	1,220,631
Huntsman International Tranche B 1st Lien 3.75% 10/1/21	2,947,500	2,967,307
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	2,410,324	2,387,727
Landry’s Tranche B 4.00% 4/24/18	956,577	962,259
Las Vegas Sands 3.25% 12/19/20	3,890,000	3,916,277
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20	2,165,000	2,179,072
LTS Buyer 1st Lien 4.088% 4/13/20	272,261	273,198
MGM Growth Properties Operating Partnership Tranche B 1st Lien 4.00% 4/25/23	4,975,000	5,026,317
Mission Broadcasting Tranche B2 1st Lien 3.75% 10/1/20	1,757,859	1,767,527
Nexstar Broadcasting Tranche B2 3.75% 10/1/20	1,993,440	2,004,404
NXP Tranche B1 1st Lien 2.50% 12/7/20	4,000,000	4,022,760
Penn National Gaming Tranche B 3.25% 10/30/20	1,458,750	1,463,002
Seminole Tribe of Florida Tranche B 3.088% 4/29/20	3,754,267	3,772,569
Sinclair Television Tranche B1 1st Lien 3.50% 7/31/21	7,406,250	7,457,205
T-Mobile USA Tranche B 1st Lien 3.50% 11/9/22	4,962,500	5,010,066
Univision Communications 1st Lien 4.00% 3/1/20	4,036,794	4,048,581

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20	3,950,739	$3,962,789
WideOpenWest Finance Tranche B 1st Lien 4.50% 8/19/23	1,357,701	1,353,954

Total Senior Secured Loans (Cost $89,209,212)		89,786,738

ΔSOVEREIGN BONDS–1.06%
Croatia–0.07%
#Croatia Government International Bond 144A 6.375% 3/24/21	470,000	529,544

		529,544

Guatemala–0.07%
#Guatemala Government Bond 144A 4.50% 5/3/26	495,000	517,894

		517,894

India–0.07%
Export-Import Bank of India 3.125% 7/20/21	505,000	521,814

		521,814

Norway–0.58%
#•Kommunalbanken
144A 0.882% 10/31/16	3,000,000	3,000,720
144A 0.991% 2/20/18	1,500,000	1,502,811

		4,503,531

Qatar–0.15%
#Qatar Government International Bond 144A 2.375% 6/2/21	1,120,000	1,130,580

		1,130,580

South Africa–0.05%
South Africa Government International Bond 5.875% 5/30/22	335,000	378,935

		378,935

Sri Lanka–0.07%
#Sri Lanka Government International Bond 144A 5.75% 1/18/22	525,000	538,188

		538,188

Total Sovereign Bonds (Cost $8,025,319)		8,120,486

SUPRANATIONAL BANKS–1.85%
•Inter-American Development Bank 0.90% 10/15/20	6,065,000	6,080,175

LVIP Delaware Diversified Floating Rate Fund–8

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
•International Bank For Reconstruction & Development 0.994% 12/16/17	3,975,000	$3,981,427
•International Finance 0.924% 1/9/19	4,115,000	4,113,420

Total Supranational Banks (Cost $14,122,751)		14,175,022

U.S. TREASURY OBLIGATION–0.05%
U.S. Treasury Note 1.625% 5/15/26	375,000	375,571

Total U.S. Treasury Obligation (Cost $377,139)		375,571

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–1.74%
•General Electric 5.00%	1,975,000	$2,102,783
•Integrys Holdings 6.00%	34,900	956,696
#•PNC Preferred Funding Trust II 144A 2.073%	6,200,000	5,936,500
#•USB Realty 144A 1.827%	4,900,000	4,410,000

Total Preferred Stock (Cost $13,101,780)		13,405,979

MONEY MARKET FUND–0.97%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	7,422,383	7,422,383

Total Money Market Fund (Cost $7,422,383)		7,422,383

TOTAL VALUE OF SECURITIES–99.58% (Cost $758,181,760)	764,425,330
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.42%	3,219,321

NET ASSETS APPLICABLE TO 76,958,611 SHARES OUTSTANDING–100.00%	$767,644,651

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2016, the aggregate value of Rule 144A securities was $164,007,406, which represents 21.37% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of September 30, 2016. Interest rates reset periodically.

«	Includes $3,009,467 cash collateral held at broker for swap contracts at value as of September 30, 2016.

@	Illiquid security. At September 30, 2016, the aggregate value of illiquid securities was $4,885,841, which represents 0.64% of the Fund’s net assets.

◆

PassThrough Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2016.

°	Principal amount shown is stated in U.S. dollars.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2016.

LVIP Delaware Diversified Floating Rate Fund–9

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

The following swap contracts were outstanding at September 30, 2016:

Interest Rate Swap Contracts

Counterparty & Referenced Obligation	Notional Value[1]	Fixed Interest Rate Paid	Floating Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
CME – BAML 3 yr Interest Rate Swap	40,800,000	0.978%	0.854%	4/6/19	$63,407
CME – BAML 5 yr Interest Rate Swap	43,610,000	1.199%	0.854%	4/6/21	(66,532)
CME – BAML 5 yr Interest Rate Swap	32,000,000	1.191%	0.854%	8/9/21	(13,894)
CME – BAML 7 yr Interest Rate Swap	24,500,000	1.416%	0.854%	4/6/23	(186,756)
CME – BAML 10 yr Interest Rate Swap	8,740,000	1.687%	0.854%	4/5/26	(171,960)

Total					$(375,735)

The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:

BAML–Bank of America Merrill Lynch

CLO–Collateralized Loan Obligation

CME–Chicago Mercantile Exchange Inc.

GNMA–Government National Mortgage Association

HSBC–Hong Kong Shanghai Bank

REMIC–Real Estate Mortgage Investment Conduit

yr–year

LVIP Delaware Diversified Floating Rate Fund–10

LVIP Delaware Diversified Floating Rate Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Diversified Floating Rate Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted principles (“U.S.GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sale price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, credit default swap (“CDS”) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instrument. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$758,181,760

Aggregate unrealized appreciation	$7,342,874
Aggregate unrealized depreciation	(1,099,304)

Net unrealized appreciation	$6,243,570

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Delaware Diversified Floating Rate Fund–11

LVIP Delaware Diversified Floating Rate Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Total
Agency Collateralized Mortgage Obligations	$—	$16,925,227	$16,925,227
Agency Commercial Mortgage-Backed Securities	—	457,985	457,985
Convertible Bonds	—	2,103,774	2,103,774
Convertible Preferred Stock	4,576	—	4,576
Corporate Bonds	—	475,507,024	475,507,024
Municipal Bonds	—	20,929,597	20,929,597
Non-Agency Asset-Backed Securities	—	115,210,968	115,210,968
Senior Secured Loans	—	89,786,738	89,786,738
Sovereign Bonds	—	8,120,486	8,120,486
Supranational Banks	—	14,175,022	14,175,022
U.S. Treasury Obligations	—	375,571	375,571
Preferred Stock	—	13,405,979	13,405,979
Money Market Fund	7,422,383	—	7,422,383

Total	$7,426,959	$756,998,371	$764,425,330

Swap Contracts	$—	$(375,735)	$(375,735)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Delaware Diversified Floating Rate Fund–12

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–62.87%
U.S. MARKETS–40.32%
Aerospace & Defense–1.15%
†Esterline Technologies	840	$63,874
†KEYW Holding	7,340	81,034
†KLX	3,440	121,088
Lockheed Martin	1,000	239,720
Northrop Grumman	3,400	727,430
Raytheon	5,300	721,489
Rockwell Collins	1,075	90,666
United Technologies	2,820	286,512

		2,331,813

Air Freight & Logistics–0.08%
†XPO Logistics	4,260	156,214

		156,214

Auto Components–0.15%
BorgWarner	2,555	89,885
†Tenneco	3,560	207,441

		297,326

Automobiles–0.07%
Ford Motor	12,045	145,383

		145,383

Banks–1.68%
BB&T	19,300	727,996
Bryn Mawr Bank	2,350	75,177
Cardinal Financial	4,800	125,232
Citigroup	5,095	240,637
City Holding	3,140	157,911
@CoBiz Financial	5,980	79,594
@Flushing Financial	5,550	131,646
Great Western Bancorp	4,390	146,275
Hope Bancorp	8,160	141,739
@Independent Bank (Massachusetts)	2,130	115,212
JPMorgan Chase & Co.	5,410	360,252
KeyCorp	12,950	157,601
Old National Bancorp	10,590	148,895
Prosperity Bancshares	3,060	167,963
Sterling Bancorp	9,580	167,650
Umpqua Holdings	8,390	126,270
Webster Financial	4,780	181,688
†Western Alliance Bancorp	4,250	159,545

		3,411,283

Beverages–0.08%
PepsiCo	1,530	166,418

		166,418

Biotechnology–1.66%
AbbVie	4,120	259,848
†Acorda Therapeutics	4,070	84,982
†Alkermes	2,255	106,053
†Biogen	2,245	702,752

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Biotechnology (continued)
†Celgene	10,327	$1,079,481
†Cepheid	2,220	116,972
Gilead Sciences	3,155	249,624
†Ligand Pharmaceuticals Class B	1,430	145,946
†Repligen	370	11,170
†Retrophin	5,530	123,761
†Spectrum Pharmaceuticals	11,450	53,472
†TESARO	1,890	189,454
†Vanda Pharmaceuticals	7,780	129,459
†Vertex Pharmaceuticals	1,275	111,193

		3,364,167

Building Products–0.18%
@AAON	6,893	198,656
†Continental Building Products	7,930	166,451

		365,107

Capital Markets–1.21%
Ameriprise Financial	1,100	109,747
Bank of New York Mellon	17,720	706,674
BlackRock	410	148,609
Evercore Partners Class A	2,960	152,470
Houlihan Lokey	3,300	82,665
Intercontinental Exchange	2,716	731,582
Invesco	4,600	143,842
Raymond James Financial	2,055	119,622
State Street	1,945	135,430
†Stifel Financial	3,000	115,350

		2,445,991

Chemicals–0.80%
†Axalta Coating Systems	4,875	137,816
Balchem	1,300	100,789
†Chemtura	2,810	92,196
Eastman Chemical	2,605	176,306
EI du Pont de Nemours & Co.	10,800	723,276
Minerals Technologies	3,000	212,070
Quaker Chemical	1,660	175,844

		1,618,297

Commercial Services & Supplies–0.66%
ABM Industries	3,480	138,156
Essendant	4,520	92,750
Republic Services	1,825	92,071
Tetra Tech	4,670	165,645
U.S. Ecology	2,500	112,100
Waste Management	11,600	739,616

		1,340,338

Communications Equipment–0.60%
Cisco Systems	30,415	964,764
†NETGEAR	2,430	146,991

LVIP Delaware Foundation® Aggressive Allocation Fund–1

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Communications Equipment (continued)
Plantronics	2,050	$106,518

		1,218,273

Construction & Engineering–0.16%
Granite Construction	4,150	206,421
†MYR Group	4,020	121,002

		327,423

Consumer Finance–0.09%
Capital One Financial	2,515	180,652

		180,652

Containers & Packaging–0.07%
WestRock	2,973	144,131

		144,131

Diversified Telecommunication Services–0.98%
AT&T	28,522	1,158,278
ATN International	1,740	113,170
Verizon Communications	13,743	714,361

		1,985,809

Electric Utilities–0.36%
Edison International	10,200	736,950

		736,950

Electrical Equipment–0.06%
Eaton	1,925	126,492

		126,492

Electronic Equipment, Instruments & Components–0.06%
†Anixter International	1,910	123,195

		123,195

Energy Equipment & Services–0.56%
Halliburton	19,400	870,672
Schlumberger	3,495	274,847

		1,145,519

Equity Real Estate Investment Trusts–5.69%
American Campus Communities	1,675	85,207
American Tower	2,265	256,692
Apartment Investment & Management	2,800	128,548
AvalonBay Communities	1,950	346,788
Boston Properties	2,500	340,725
Brandywine Realty Trust	8,400	131,208
Camden Property Trust	525	43,963
Corporate Office Properties Trust	2,225	63,079
Cousins Properties	5,275	55,071
Crown Castle International	8,349	786,559
DCT Industrial Trust	2,972	144,291
DDR	9,625	167,764
Douglas Emmett	5,300	194,139
Duke Realty	10,425	284,915

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts (continued)
EastGroup Properties	2,080	$153,005
EPR Properties	2,745	216,141
Equinix	1,062	382,585
Equity LifeStyle Properties	1,475	113,841
Equity One	2,800	85,708
Equity Residential	5,150	331,299
Essex Property Trust	1,075	239,403
Extra Space Storage	1,475	117,130
Federal Realty Investment Trust	475	73,117
First Industrial Realty Trust	9,365	264,280
First Potomac Realty Trust	3,050	27,907
General Growth Properties	11,125	307,050
Gramercy Property Trust	14,690	141,612
Healthcare Realty Trust	3,000	102,180
Healthcare Trust of America Class A	2,787	90,912
Highwoods Properties	3,000	156,360
Host Hotels & Resorts	17,510	272,631
Kilroy Realty	1,825	126,564
Kimco Realty	5,500	159,225
Kite Realty Group Trust	5,972	165,544
LaSalle Hotel Properties	5,890	140,594
Lexington Realty Trust	6,350	65,405
Liberty Property Trust	1,525	61,534
Life Storage	1,020	90,719
LTC Properties	500	25,995
Macerich	1,625	131,414
Mack-Cali Realty	4,810	130,928
National Retail Properties	5,585	283,997
Pebblebrook Hotel Trust	6,180	164,388
Post Properties	1,875	123,994
Prologis	7,375	394,858
PS Business Parks	875	99,374
Public Storage	1,500	334,710
Ramco-Gershenson Properties Trust	12,815	240,153
Regency Centers	2,300	178,227
RLJ Lodging Trust	3,200	67,296
Sabra Health Care REIT	1,675	42,177
Simon Property Group	4,350	900,494
SL Green Realty	2,050	221,605
Spirit Realty Capital	8,025	106,973
Tanger Factory Outlet Centers	3,200	124,672
Taubman Centers	825	61,388
UDR	4,700	169,153
Urban Edge Properties	1,475	41,507
Ventas	4,350	307,241
VEREIT	5,425	56,257
Vornado Realty Trust	3,000	303,630
Welltower	1,525	114,024

		11,538,150

LVIP Delaware Foundation® Aggressive Allocation Fund–2

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Food & Staples Retailing–0.71%
Casey’s General Stores	2,075	$249,311
CVS Health	10,193	907,075
Walgreens Boots Alliance	3,540	285,395

		1,441,781

Food Products–1.25%
Archer-Daniels-Midland	17,500	737,975
General Mills	1,945	124,247
@J&J Snack Foods	1,480	176,298
Kraft Heinz	8,533	763,789
Mondelez International	16,800	737,520

		2,539,829

Gas Utilities–0.11%
South Jersey Industries	2,910	85,991
Spire	2,110	134,491

		220,482

Health Care Equipment & Supplies–0.91%
Abbott Laboratories	17,000	718,930
CONMED	3,720	149,023
CryoLife	7,730	135,816
DENTSPLY SIRONA	6,146	365,257
†Merit Medical Systems	6,290	152,784
†Quidel	6,160	136,074
West Pharmaceutical Services	1,080	80,460
†Wright Medical Group	4,250	104,253

		1,842,597

Health Care Providers & Services–1.49%
†Air Methods	4,210	132,573
Cardinal Health	8,600	668,220
†Express Scripts Holding	12,437	877,182
HealthSouth	2,880	116,842
Quest Diagnostics	8,800	744,744
†Team Health Holdings	3,350	109,076
UnitedHealth Group	1,900	266,000
†WellCare Health Plans	880	103,039

		3,017,676

Health Care Technology–0.09%
†IMS Health Holdings	5,565	174,407

		174,407

Hotels, Restaurants & Leisure–0.44%
Aramark	1,750	66,553
Cheesecake Factory	1,940	97,116
†Chuy’s Holdings	1,270	35,484
†@Del Frisco’s Restaurant Group	7,600	102,372
†Fiesta Restaurant Group	3,820	91,680
Jack in the Box	1,880	180,367
†Popeyes Louisiana Kitchen	2,760	146,666

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Hotels, Restaurants & Leisure (continued)
Starbucks	3,165	$171,353

		891,591

Household Durables–0.04%
Newell Brands	1,581	83,255

		83,255

Household Products–0.20%
Kimberly-Clark	1,200	151,368
Procter & Gamble	2,950	264,763

		416,131

Industrial Conglomerates–0.30%
General Electric	14,010	414,976
Honeywell International	1,640	191,208

		606,184

Insurance–1.32%
Aflac	3,045	218,844
Allstate	10,800	747,144
American Equity Investment Life Holding	6,990	123,933
@Infinity Property & Casualty	1,350	111,551
Marsh & McLennan	10,900	733,025
Primerica	3,010	159,620
Prudential Financial	1,420	115,943
@Selective Insurance Group	3,910	155,853
Travelers	1,790	205,045
United Fire Group	2,590	109,609

		2,680,567

Internet & Direct Marketing Retail–0.76%
†Amazon.com	275	230,260
†Liberty Interactive Corp. QVC Group Class A	33,910	678,539
†Shutterfly	2,980	133,027
†TripAdvisor	7,871	497,290

		1,539,116

Internet Software & Services–2.01%
†Alphabet Class A	1,371	1,102,366
†Alphabet Class C	620	481,920
†eBay	21,414	704,521
†Facebook Class A	9,149	1,173,542
†GrubHub	2,570	110,484
†inContact	5,000	69,900
j2 Global	2,700	179,847
†Q2 Holdings	2,070	59,326
†Yahoo	4,482	193,174

		4,075,080

IT Services–2.02%
Accenture Class A	1,475	180,201

LVIP Delaware Foundation® Aggressive Allocation Fund–3

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services (continued)
Convergys	4,990	$151,796
†ExlService Holdings	3,560	177,430
Mastercard Class A	7,263	739,156
†PayPal Holdings	22,248	911,501
Sabre	6,525	183,875
TeleTech Holdings	3,340	96,827
Visa Class A	11,766	973,048
@Xerox	67,500	683,775

		4,097,609

Leisure Products–0.05%
†@Malibu Boats Class A	7,040	104,896

		104,896

Life Sciences Tools & Services–0.28%
†Quintiles IMS Holdings	4,270	346,126
Thermo Fisher Scientific	1,365	217,117

		563,243

Machinery–0.48%
@Barnes Group	5,090	206,399
@Columbus McKinnon	6,540	116,674
ESCO Technologies	4,430	205,641
Federal Signal	6,570	87,118
Kadant	3,280	170,921
Parker-Hannifin	1,430	179,508

		966,261

Media–0.64%
Cinemark Holdings	3,660	140,105
Comcast Class A	3,965	263,038
†Liberty Global Class A	2,503	85,553
†Liberty Global Class C	9,626	318,043
National CineMedia	7,200	105,984
Walt Disney	4,125	383,047

		1,295,770

Metals & Mining–0.17%
Kaiser Aluminum	1,770	153,087
Worthington Industries	3,900	187,317

		340,404

Multiline Retail–0.12%
Dollar General	3,456	241,885

		241,885

Multi-Utilities–0.09%
NorthWestern	3,100	178,343

		178,343

Oil, Gas & Consumable Fuels–1.99%
†Carrizo Oil & Gas	4,870	197,819
Chevron	11,761	1,210,442

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	16,700	$725,949
EOG Resources	1,190	115,085
Marathon Oil	29,085	459,834
Occidental Petroleum	12,795	933,011
†Parsley Energy Class A	1,560	52,276
†PDC Energy	2,150	144,179
†RSP Permian	3,250	126,035
†Synergy Resources	9,930	68,815

		4,033,445

Paper & Forest Products–0.15%
†Boise Cascade	4,300	109,220
Neenah Paper	2,430	191,994

		301,214

Pharmaceuticals–2.12%
†Allergan	4,191	965,229
†Catalent	6,090	157,366
Johnson & Johnson	6,362	751,543
†Medicines	3,760	141,902
Merck & Co	17,890	1,116,515
Pfizer	31,145	1,054,881
†Prestige Brands Holdings	2,345	113,193

		4,300,629

Professional Services–0.50%
Kforce	7,590	155,519
Nielsen Holdings	10,517	563,396
†On Assignment	4,080	148,063
†TriNet Group	340	7,354
†WageWorks	2,343	142,712

		1,017,044

Road & Rail–0.22%
JB Hunt Transport Services	1,200	97,368
†Swift Transportation	5,250	112,718
Union Pacific	2,485	242,362

		452,448

Semiconductors & Semiconductor Equipment–1.84%
Analog Devices	1,225	78,951
†Applied Micro Circuits	15,067	104,716
Broadcom	1,090	188,047
Brooks Automation	6,860	93,365
Intel	27,646	1,043,637
†MACOM Technology Solutions Holdings	2,320	98,229
Maxim Integrated Products	5,650	225,605
†MaxLinear Class A	6,350	128,715
†Microsemi	3,850	161,623
QUALCOMM	16,526	1,132,031
†Semtech	5,940	164,716

LVIP Delaware Foundation® Aggressive Allocation Fund–4

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Semiconductors & Semiconductor Equipment (continued)
†Silicon Laboratories	2,510	$147,588
†Synaptics	2,720	159,338

		3,726,561

Software–2.18%
†Adobe Systems	1,950	211,653
@CA	22,571	746,649
†Callidus Software	7,330	134,505
†Electronic Arts	7,907	675,258
†Guidewire Software	880	52,782
Intuit	2,922	321,449
Microsoft	20,212	1,164,211
†Proofpoint	2,620	196,107
†salesforce.com	2,810	200,437
SS&C Technologies Holdings	2,975	95,646
Symantec	18,417	462,267
†Tyler Technologies	950	162,669

		4,423,633

Specialty Retail–0.84%
†Express	7,970	93,966
†Five Below	1,700	68,493
Home Depot	1,725	221,973
L Brands	6,841	484,138
Lowe’s	9,300	671,553
Tractor Supply	2,340	157,599

		1,697,722

Technology Hardware, Storage & Peripherals–0.31%
Apple	5,665	640,428

		640,428

Textiles, Apparel & Luxury Goods–0.18%
†G-III Apparel Group	3,710	108,147
NIKE Class B	1,825	96,086
†Steven Madden	4,850	167,616

		371,849

Thrifts & Mortgage Finance–0.10%
†Essent Group	3,930	104,577
WSFS Financial	2,500	91,225

		195,802

Trading Companies & Distributors–0.06%
Applied Industrial Technologies	2,810	131,339

		131,339

Total U.S. Markets (Cost $53,163,877)		81,778,152

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS–13.57%
Aerospace & Defense–0.24%
Meggitt	82,542	$481,773

		481,773

Air Freight & Logistics–0.40%
Deutsche Post	26,070	816,213

		816,213

Auto Components–0.46%
Sumitomo Rubber Industries	38,900	588,397
Valeo	5,718	333,753

		922,150

Automobiles–0.77%
Bayerische Motoren Werke	7,306	615,131
Toyota Motor	16,400	951,306

		1,566,437

Banks–1.60%
BNP Paribas	677	34,821
ING Groep	46,089	568,997
Mitsubishi UFJ Financial Group	175,900	891,125
Nordea Bank	85,047	844,557
†Standard Chartered	73,451	597,727
UniCredit	133,682	311,601

		3,248,828

Beverages–0.60%
Carlsberg Class B	7,600	726,362
Coca-Cola Amatil	61,152	482,192

		1,208,554

Biotechnology–0.20%
Shire	6,189	400,201

		400,201

Construction & Engineering–0.49%
Vinci	12,873	985,793

		985,793

Diversified Telecommunication Services–0.47%
Nippon Telegraph & Telephone	21,028	961,736

		961,736

Food & Staples Retailing–0.20%
Tesco	172,917	409,546

		409,546

Food Products–0.28%
†Aryzta	12,589	559,981

		559,981

Household Durables–0.30%
Techtronic Industries	157,000	615,015

		615,015

LVIP Delaware Foundation® Aggressive Allocation Fund–5

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Industrial Conglomerates–0.37%
Koninklijke Philips	25,252	$747,196

		747,196

Insurance–0.32%
AXA	30,782	654,492

		654,492

IT Services–0.45%
†CGI Group Class A	16,832	801,732
†InterXion Holding	3,290	119,164

		920,896

Life Sciences Tools & Services–0.08%
†ICON	2,070	160,156

		160,156

Machinery–0.23%
Minebea	48,800	461,533

		461,533

Media–0.14%
Publicis Groupe	3,839	290,489

		290,489

Metals & Mining–0.41%
Alamos Gold	26,693	219,737
†Anglo American ADR	8,985	56,605
Rio Tinto	12,145	403,654
Yamana Gold	34,639	149,175

		829,171

Multi-Utilities–0.18%
National Grid	25,359	358,141

		358,141

Oil, Gas & Consumable Fuels–0.49%
Suncor Energy	15,700	435,835
TOTAL	11,740	558,361

		994,196

Pharmaceuticals–1.73%
Novartis	11,311	892,668
Novo Nordisk ADR	7,264	302,110
Sanofi	11,797	898,353
STADA Arzneimittel	11,028	613,587
Teva Pharmaceutical Industries ADR	17,500	805,175

		3,511,893

Professional Services–0.30%
Teleperformance	5,736	611,866

		611,866

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Road & Rail–0.40%
East Japan Railway	8,972	$809,849

		809,849

Software–0.29%
Playtech	49,471	583,848

		583,848

Specialty Retail–0.27%
Nitori Holdings	4,618	553,572

		553,572

Textiles, Apparel & Luxury Goods–0.67%
Kering	2,234	450,783
Yue Yuen Industrial Holdings	220,000	909,226

		1,360,009

Tobacco–0.44%
Japan Tobacco	21,900	896,481

		896,481

Trading Companies & Distributors–0.54%
ITOCHU	66,060	831,667
Rexel	17,509	268,209

		1,099,876

Wireless Telecommunication Services–0.25%
Tele2 Class B	59,690	515,249

		515,249

Total Developed Markets (Cost $22,133,069)		27,535,140

×EMERGING MARKETS–8.98%
Airlines–0.02%
†Gol Linhas Aereas Inteligentes ADR	2,320	43,987

		43,987

Automobiles–0.16%
Astra International	148,600	94,290
Mahindra & Mahindra	10,454	221,103

		315,393

Banks–1.06%
Akbank	108,425	290,463
Banco Bradesco ADR	21,700	196,819
Bangkok Bank	28,093	132,262
China Construction Bank	224,239	168,412
Grupo Financiero Banorte	19,400	101,844
Grupo Financiero Santander Mexico Class B ADR	18,800	165,440
ICICI Bank ADR	34,700	259,209
Industrial & Commercial Bank of China	232,238	147,394
Itau Unibanco Holding ADR	21,819	238,700

LVIP Delaware Foundation® Aggressive Allocation Fund–6

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Banks (continued)
KB Financial Group ADR	4,403	$150,626
=Sberbank of Russia	125,805	291,178

		2,142,347

Beverages–0.37%
Anadolu Efes Biracilik Ve Malt Sanayii	21,151	128,034
Cia Cervecerias Unidas ADR	5,800	117,102
Fomento Economico Mexicano ADR	2,865	263,695
@Lotte Chilsung Beverage	113	164,400
Tsingtao Brewery	22,072	86,402

		759,633

Building Products–0.15%
KCC	838	301,986

		301,986

Chemicals–0.14%
Braskem ADR	10,068	154,846
Sociedad Quimica y Minera de Chile ADR	4,500	121,050

		275,896

Construction Materials–0.25%
†Cemex ADR	22,464	178,367
†Cemex Latam Holdings	11,203	42,584
UltraTech Cement	5,027	291,096

		512,047

Diversified Financial Services–0.10%
Reliance Capital	14,360	118,388
Remgro	4,964	83,067

		201,455

Diversified Telecommunication Services–0.18%
LG Uplus	8,812	94,241
Telefonica Brasil ADR	18,895	273,411

		367,652

Electronic Equipment, Instruments & Components–0.15%
Hon Hai Precision Industry	86,794	219,647
Samsung SDI	1,018	89,417

		309,064

Food & Staples Retailing–0.20%
Cia Brasileira de Distribuicao ADR	6,800	111,452
Wal-Mart de Mexico Class V	44,077	96,498
†X5 Retail Group GDR	6,904	200,210

		408,160

Food Products–0.45%
BRF ADR	11,599	197,879
China Mengniu Dairy	93,000	174,063
@Lotte Confectionery	1,400	224,077
Tingyi Cayman Islands Holding	79,541	92,536

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Food Products (continued)
@Uni-President China Holdings	306,600	$218,440

		906,995

Hotels, Restaurants & Leisure–0.04%
†@Arcos Dorados Holdings	15,900	83,793

		83,793

Insurance–0.12%
Samsung Life Insurance	2,595	249,212

		249,212

Internet & Direct Marketing Retail–0.43%
†@B2W Cia Digital	76,522	375,063
†Ctrip.com International ADR	10,100	470,357
†Qunar Cayman Islands ADR	900	26,100

		871,520

Internet Software & Services–1.19%
†Alibaba Group Holding ADR	3,500	370,265
†Baidu ADR	4,200	764,694
†SINA	4,696	346,706
†@Sohu.com	7,400	327,450
Tencent Holdings	21,200	589,403
†Weibo ADR	470	23,546

		2,422,064

IT Services–0.08%
†WNS Holdings ADR	5,080	152,146

		152,146

Media–0.17%
Grupo Televisa ADR	13,514	347,175

		347,175

Metals & Mining–0.05%
†Impala Platinum Holdings	6,221	31,435
Vale ADR	11,552	63,536

		94,971

Multiline Retail–0.06%
Woolworths Holdings	22,910	129,353

		129,353

Oil, Gas & Consumable Fuels–1.29%
Cairn India	30,123	90,995
China Petroleum & Chemical	198,850	146,803
Gazprom ADR	46,933	197,836
Lukoil ADR	4,908	239,167
PetroChina ADR	1,636	109,285
†Petroleo Brasileiro ADR	36,369	339,323
PTT-Foreign	18,778	183,715
#Reliance Industries GDR 144A	32,114	1,053,339
Rosneft GDR	31,246	170,911

LVIP Delaware Foundation® Aggressive Allocation Fund–7

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
Tambang Batubara Bukit Asam Persero	108,200	$80,114

		2,611,488

Personal Products–0.12%
Hypermarcas	27,700	239,596

		239,596

Real Estate Management & Development–0.09%
#@=Etalon Group GDR 144A	10,500	28,875
†@IRSA Inversiones y Representaciones ADR	3,000	56,970
UEM Sunrise	313,668	89,766

		175,611

Road & Rail–0.00%
†Rumo Logistica Operadora Multimodal	5,070	9,837

		9,837

Semiconductors & Semiconductor Equipment–0.47%
MediaTek	20,000	153,558
Taiwan Semiconductor Manufacturing	79,944	469,922
Taiwan Semiconductor Manufacturing ADR	10,700	327,313

		950,793

Technology Hardware, Storage & Peripherals–0.61%
Samsung Electronics	856	1,246,989

		1,246,989

Transportation Infrastructure–0.02%
Santos Brasil Participacoes	38,875	33,470

		33,470

Wireless Telecommunication Services–1.01%
America Movil ADR	10,058	115,064
China Mobile	36,848	452,654
China Mobile ADR	1,193	73,393
MegaFon GDR	5,513	52,546
Mobile TeleSystems ADR	7,900	60,277
SK Telecom ADR	31,000	700,600
Tim Participacoes ADR	26,000	318,240
†Turkcell Iletisim Hizmetleri ADR	11,210	90,353
VimpelCom ADR	30,100	104,748
Vodacom Group	7,343	82,503

		2,050,378

Total Emerging Markets (Cost $17,264,958)		18,213,011

Total Common Stock (Cost $92,561,904)		127,526,303

	Number of	Value
	Shares	(U.S. $)

CONVERTIBLE PREFERRED STOCK–0.03%
Bank of America 7.25%, exercise price $50.00, expiration date 12/31/49	7	$8,546
Crown Castle International 4.50%, exercise price $85.77, expiration date 11/1/16	130	14,693
DTE Energy 6.50%, exercise price $116.31, expiration date 10/1/19	23	1,196
Exelon 6.50%, exercise price $43.75, expiration date 6/1/17	150	7,011
@Huntington Bancshares 8.50%, exercise price $11.95, expiration date 12/31/49	9	13,050
T-Mobile US 5.50%, exercise price $31.02, expiration date 12/15/17	120	9,368
Wells Fargo & Co. 7.50%, exercise price $156.71, expiration date 12/31/49	10	13,086

Total Convertible Preferred Stock (Cost $60,994)		66,950

EXCHANGE-TRADED FUNDS–9.17%
iShares iBoxx $ High Yield Corporate Bond ETF	300	26,178
iShares MSCI EAFE Growth Index ETF	134,790	9,216,940
iShares MSCI EAFE Index ETF	71,350	4,218,925
Vanguard FTSE Developed Markets ETF	137,135	5,130,220

Total Exchange-Traded Funds (Cost $14,064,658)		18,592,263

PREFERRED STOCK–0.14%
•General Electric 5.00%	123,000	130,958
•Integrys Energy Group 6.00%	1,700	46,601
#•PNC Preferred Funding Trust II 2.073%	100,000	95,750

Total Preferred Stock (Cost $247,924)		273,309

	Principal
	Amount°

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.62%
Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	40	48
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	694	783

LVIP Delaware Foundation® Aggressive Allocation Fund–8

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2003-26 AT 5.00% 11/25/32	2,366	$2,375
Series 2005-70 PA 5.50% 8/25/35	3,457	3,920
•*Series 2008-15 SB 6.075% 8/25/36	24,449	5,079
Series 2010-41 PN 4.50% 4/25/40	65,000	72,011
Series 2010-43 HJ 5.50% 5/25/40	5,753	6,512
•*Series 2010-129 SM 5.475% 11/25/40	52,831	9,191
*Series 2012-98 MI 3.00% 8/25/31	79,857	7,817
•*Series 2012-122 SD 5.575% 11/25/42	142,107	30,888
*Series 2013-26 ID 3.00% 4/25/33	69,384	8,778
*Series 2013-38 AI 3.00% 4/25/33	65,683	7,695
*Series 2013-43 IX 4.00% 5/25/43	206,142	42,873
*Series 2013-44 DI 3.00% 5/25/33	168,217	23,639
*Series 2013-55 AI 3.00% 6/25/33	89,292	11,227
Series 2014-36 ZE 3.00% 6/25/44	37,535	37,826
•*Series 2014-68 BS 5.625% 11/25/44	75,338	15,883
•*Series 2014-90 SA 5.625% 1/25/45	205,500	42,405
•*Series 2015-27 SA 5.925% 5/25/45	82,502	19,502
Series 2015-44 Z 3.00% 9/25/43	66,442	66,333
•*Series 2015-95 SH 5.475% 1/25/46	93,026	23,640
•*Series 2016-55 SK 5.475% 8/25/46	98,743	26,604
•*Series 2016-62 SA 5.475% 9/25/46	119,523	34,364
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	5,000	5,747
Series 4065 DE 3.00% 6/15/32	10,000	10,638
*Series 4109 AI 3.00% 7/15/31	171,747	16,819
*Series 4120 IK 3.00% 10/15/32	110,177	13,116
*Series 4146 IA 3.50% 12/15/32	63,903	8,953
•*Series4159KS 5.626% 1/15/43	67,765	17,345
*Series 4181 DI 2.50% 3/15/33	68,956	7,990

	Principal	Value
	Amount°	(U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
•*Series 4184 GS 5.596% 3/15/43	68,912	$17,607
*Series 4185 LI 3.00% 3/15/33	68,489	9,034
*Series 4191 CI 3.00% 4/15/33	71,184	8,993
*Series 4342 CI 3.00% 11/15/33	71,204	7,281
Series 4435 DY 3.00% 2/15/35	54,000	56,368
Series 4592 WT 5.50% 6/15/46	130,669	146,607
•*Series 4594 SG 5.476% 6/15/46	179,770	50,070
Freddie Mac Strips
•*Series 267 S5 5.476% 8/15/42	77,632	17,469
•*Series 299 S1 5.476% 1/15/43	69,922	14,856
•*Series 326 S2 5.426% 3/15/44	79,596	17,576
GNMA
Series 2010-113 KE 4.50% 9/20/40	155,000	174,085
Series 2013-113 AZ 3.00% 8/20/43	68,001	67,241
Series 2015-133 AL 3.00% 5/20/45	71,000	72,063
Series 2016-111 PB 2.50% 8/20/46	28,000	27,388

Total Agency Collateralized Mortgage Obligations (Cost $1,304,389)		1,266,639

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.29%
Freddie Mac Multifamily Structured Pass Through Certificates
◆Series K041 A2 3.171% 10/25/24	65,000	70,698
◆Series K055 A2 2.673% 3/25/26	100,000	104,629
◆Series K056 A2 2.525% 5/25/26	35,000	36,179
◆Series K716 A2 3.13% 6/25/21	40,000	42,767
◆Series K722 A1 2.183% 5/25/22	34,866	35,645
FREMF Mortgage Trust
#•Series 2011-K14 B 144A 5.341% 2/25/47	20,000	22,374
#•Series 2011-K15 B 144A 5.116% 8/25/44	10,000	11,048
#•Series 2012-K18 B 144A 4.40% 1/25/45	20,000	21,742
#•Series 2012-K22 B 144A 3.811% 8/25/45	35,000	37,191
#•Series 2012-K23 C 144A 3.782% 10/25/45	15,000	14,959

LVIP Delaware Foundation® Aggressive Allocation Fund–9

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust (continued)
#•Series 2012-K708 B 144A 3.883% 2/25/45	35,000	$36,073
#•Series 2012-K708 C 144A 3.883% 2/25/45	10,000	9,999
#•Series 2013-K33 B 144A 3.618% 8/25/46	30,000	30,863
#•Series 2013-K35 C 144A 4.077% 8/25/23	10,000	9,789
#•Series 2013-K712 B 144A 3.484% 5/25/45	25,000	25,668
#•Series 2013-K713 B 144A 3.274% 4/25/46	15,000	15,386
#•Series 2013-K713 C 144A 3.274% 4/25/46	55,000	54,833

Total Agency Commercial Mortgage-Backed Securities (Cost $570,818)		579,843

AGENCY MORTGAGE-BACKED SECURITIES–5.94%
Fannie Mae ARM
•2.412% 5/1/43	24,172	24,886
•2.553% 6/1/43	8,706	8,948
•2.913% 7/1/45	12,602	13,103
•2.951% 12/1/45	18,952	19,797
•3.076% 8/1/35	1,855	1,956
•3.216% 4/1/44	23,154	24,174
•3.232% 3/1/44	31,554	33,171
•3.275% 9/1/43	21,129	22,124
Fannie Mae S.F. 30 yr
4.50% 11/1/39	22,756	25,372
4.50% 1/1/40	347,811	385,118
4.50% 6/1/40	26,722	29,722
4.50% 8/1/40	8,203	9,021
4.50% 7/1/41	67,756	75,223
4.50% 8/1/41	442,061	487,589
4.50% 1/1/42	27,603	30,553
4.50% 8/1/42	400,970	442,501
4.50% 10/1/43	187,686	207,768
4.50% 10/1/44	23,856	26,396
4.50% 2/1/46	1,744,000	1,935,053
5.00% 2/1/35	27,121	30,235
5.00% 4/1/35	5,512	6,158
5.00% 10/1/35	16,638	18,511
5.00% 11/1/35	7,906	8,797
5.00% 4/1/37	4,522	5,019
5.00% 8/1/37	11,770	13,118
5.00% 12/1/39	12,129	13,629
5.00% 1/1/40	2,721	3,075
5.00% 1/1/42	43,586	49,359
5.00% 11/1/44	155,113	172,778

	Principal	Value
	Amount°	(U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 12/1/32	896	$1,019
5.50% 2/1/33	11,491	13,023
5.50% 6/1/33	76,238	86,559
5.50% 7/1/34	1,311	1,493
5.50% 9/1/34	15,840	18,026
5.50% 11/1/34	5,013	5,704
5.50% 12/1/34	25,952	29,456
5.50% 3/1/35	2,440	2,746
5.50% 5/1/35	22,928	26,070
5.50% 6/1/35	3,160	3,596
5.50% 1/1/36	19,531	22,213
5.50% 4/1/36	24,058	27,287
5.50% 5/1/36	2,170	2,464
5.50% 7/1/36	22,408	25,479
5.50% 9/1/36	46,842	53,241
5.50% 11/1/36	3,579	4,051
5.50% 1/1/37	14,836	16,780
5.50% 4/1/37	52,779	60,144
5.50% 8/1/37	37,123	42,181
5.50% 9/1/37	17,705	20,006
5.50% 1/1/38	493	558
5.50% 2/1/38	9,673	10,968
5.50% 3/1/38	8,069	9,168
5.50% 6/1/38	35,978	40,709
5.50% 7/1/38	6,560	7,433
5.50% 9/1/38	34,599	39,296
5.50% 12/1/38	18,645	21,201
5.50% 1/1/39	24,017	27,301
5.50% 2/1/39	53,791	61,005
5.50% 6/1/39	18,686	21,193
5.50% 10/1/39	39,494	44,640
5.50% 3/1/40	63,770	72,487
5.50% 7/1/40	30,175	34,311
5.50% 3/1/41	116,499	132,442
5.50% 6/1/41	48,117	54,830
5.50% 9/1/41	190,634	215,784
6.00% 5/1/36	16,260	18,673
6.00% 6/1/36	1,681	1,930
6.00% 7/1/36	2,894	3,312
6.00% 9/1/36	8,467	9,934
6.00% 12/1/36	1,679	1,938
6.00% 2/1/37	5,512	6,325
6.00% 5/1/37	11,591	13,273
6.00% 6/1/37	939	1,089
6.00% 7/1/37	830	956
6.00% 8/1/37	6,679	7,646
6.00% 9/1/37	1,746	2,003
6.00% 11/1/37	280	321
6.00% 5/1/38	29,023	33,301
6.00% 7/1/38	87,994	100,915
6.00% 9/1/38	62,719	72,156
6.00% 10/1/38	2,398	2,751

LVIP Delaware Foundation® Aggressive Allocation Fund–10

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 11/1/38	4,128	$4,780
6.00% 1/1/39	7,846	8,984
6.00% 9/1/39	68,495	78,552
6.00% 10/1/39	63,876	74,486
6.00% 3/1/40	7,453	8,553
6.00% 7/1/40	26,046	29,866
6.00% 9/1/40	6,682	7,667
6.00% 11/1/40	2,632	3,067
6.00% 5/1/41	80,055	91,894
6.00% 6/1/41	28,663	32,884
6.00% 7/1/41	118,645	136,117
6.50% 3/1/40	50,366	58,995
6.50% 5/1/40	15,341	18,031
Fannie Mae S.F. 30 yr TBA
3.00% 10/1/46	3,397,000	3,530,624
3.00% 11/1/46	465,000	482,189
4.50% 11/1/46	4,000	4,376
Freddie Mac ARM
•2.48% 1/1/44	55,079	56,933
•2.592% 12/1/33	8,797	9,312
•2.763% 10/1/45	15,753	16,279
•2.82% 9/1/45	84,991	88,043
•2.938% 10/1/45	23,617	24,614
•2.949% 11/1/44	7,780	8,065
•2.981% 11/1/45	19,763	20,602
•3.112% 3/1/46	35,260	36,821
•3.227% 6/1/37	4,101	4,344
Freddie Mac S.F. 30 yr
4.50% 4/1/39	3,665	4,051
4.50% 5/1/40	157,328	176,141
4.50% 7/1/42	47,792	52,600
4.50% 12/1/43	42,011	46,528
4.50% 8/1/44	62,067	68,632
4.50% 7/1/45	231,000	254,051
5.00% 6/1/36	44,768	49,966
5.00% 8/1/41	34,150	38,228
5.50% 3/1/34	1,968	2,236
5.50% 12/1/34	1,757	2,003
5.50% 6/1/36	1,160	1,318
5.50% 11/1/36	1,344	1,519
5.50% 12/1/36	519	587
5.50% 9/1/37	2,256	2,557
5.50% 12/1/37	335,969	381,687
5.50% 4/1/38	8,062	9,138
5.50% 6/1/38	877	995
5.50% 7/1/38	8,217	9,330
5.50% 6/1/39	8,217	9,297
5.50% 3/1/40	6,914	7,848
5.50% 8/1/40	4,011	4,545
5.50% 1/1/41	3,779	4,283
5.50% 6/1/41	80,094	90,887

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
6.00% 2/1/36	3,902	$4,516
6.00% 3/1/36	5,566	6,432
6.00% 1/1/38	2,416	2,769
6.00% 6/1/38	6,360	7,298
6.00% 8/1/38	8,751	10,171
6.00% 5/1/40	13,223	15,272
6.00% 7/1/40	30,977	35,556
6.50% 4/1/39	8,983	10,338
GNMA I S.F. 30 yr 5.00% 3/15/40	155,262	173,561
GNMA II S.F. 30 yr
5.50% 5/20/37	11,348	12,696
5.50% 4/20/40	10,655	11,760
6.00% 2/20/39	20,495	23,437
6.00% 4/20/46	22,284	25,153

Total Agency Mortgage-Backed Securities (Cost $11,921,199)		12,048,005

CONVERTIBLE BONDS–0.21%
@Alaska Communications Systems Group 6.25% exercise price $10.28, maturity date 5/1/18	21,000	20,737
Atlas Air Worldwide Holdings 2.25% exercise price $74.05, maturity date 6/1/22	7,000	6,821
BioMarin Pharmaceutical 1.50% exercise price $94.15, maturity date 10/15/20	6,000	7,511
#Blackhawk Network Holdings 144A 1.50% exercise price $49.83, maturity date 1/15/22	11,000	10,533
Blackstone Mortgage Trust 5.25% exercise price $27.99, maturity date 12/1/18	20,000	22,025
Brookdale Senior Living 2.75% exercise price $29.33, maturity date 6/15/18	16,000	15,950
Cemex 3.72% exercise price $11.45, maturity date 3/15/20	13,000	13,609
@Chart Industries 2.00% exercise price $69.03, maturity date 8/1/18	18,000	17,775
#Ciena 144A 3.75% exercise price $20.17, maturity date 10/15/18	5,000	6,350
#Clearwire Communications 144A 8.25% exercise price $7.08, maturity date 12/1/40	11,000	11,481
#DISH Network 144A 3.375% exercise price $65.18, maturity date 8/15/26	3,000	3,300

LVIP Delaware Foundation® Aggressive Allocation Fund–11

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
@GAIN Capital Holdings 4.125% exercise price $12.00, maturity date 12/1/18	11,000	$10,505
@fGeneral Cable 4.50% exercise price $31.96, maturity date 11/15/29	19,000	12,789
HealthSouth 2.00% exercise price $37.59, maturity date 12/1/43	16,000	18,830
Helix Energy Solutions Group 3.25% exercise price $25.02, maturity date 3/15/32	10,000	9,469
fHologic 2.00% exercise price $31.18, maturity date 3/1/42	6,000	8,190
Infinera 1.75% exercise price $12.58, maturity date 6/1/18	8,000	8,420
#Insulet 144A 1.25% exercise price $58.37, maturity date 9/15/21	2,000	1,979
Jefferies Group 3.875% exercise price $44.04, maturity date 11/1/29	14,000	14,245
#Knowles 144A 3.25% exercise price $18.43, maturity date 11/1/21	4,000	4,245
#Liberty Interactive 144A 1.00% exercise price $64.15, maturity date 9/30/43	10,000	8,641
#Liberty Media 144A 2.25% exercise price $104.55, maturity date 9/30/46	2,000	2,086
#Medicines 144A 2.75% exercise price $48.97, maturity date 7/15/23	5,000	5,116
fMeritor 4.00% exercise price $26.73, maturity date 2/15/27	18,000	18,067
Micron Technology 3.00% exercise price $29.16, maturity date 11/15/43	7,000	6,256
@New Mountain Finance 5.00% exercise price $15.80, maturity date 6/15/19	7,000	7,175
Novellus Systems 2.625% exercise price $34.00, maturity date 5/15/41	5,000	13,953
Nuance Communications 2.75% exercise price $32.30, maturity date 11/1/31	3,000	3,024
#NuVasive 144A 2.25% exercise price $59.82, maturity date 3/15/21	4,000	5,080

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
NXP Semiconductors 1.00% exercise price $102.84, maturity date 12/1/19	8,000	$9,460
ON Semiconductor 1.00% exercise price $18.50, maturity date 12/1/20	8,000	8,150
PROS Holdings 2.00% exercise price $33.79, maturity date 12/1/19	15,000	14,850
Ship Finance International 5.75% exercise price $17.77, maturity date 10/15/21	5,000	5,000
@Spectrum Pharmaceuticals 2.75% exercise price $10.53, maturity date 12/15/18	13,000	11,651
Spirit Realty Capital 3.75% exercise price $13.10, maturity date 5/15/21	9,000	10,232
Synchronoss Technologies 0.75% exercise price $53.17, maturity date 8/15/19	16,000	16,970
•Vector Group 1.75% exercise price $23.46, maturity date 4/15/20	11,000	12,588
•Vector Group 2.50% exercise price $15.22, maturity date 1/15/19	7,000	10,397
VEREIT 3.75% exercise price $14.99, maturity date 12/15/20	12,000	12,278
Verint Systems 1.50% exercise price $64.46, maturity date 6/1/21	14,000	13,335

Total Convertible Bonds (Cost $407,337)		419,073

CORPORATE BONDS–12.51%
Aerospace & Defense–0.02%
Lockheed Martin 3.55% 1/15/26	35,000	37,894

		37,894

Air Freight & Logistics–0.08%
Aviation Capital Group
#144A 4.875% 10/1/25	60,000	65,175
#144A 6.75% 4/6/21	40,000	47,050
United Parcel Service 5.125% 4/1/19	45,000	49,349

		161,574

Airlines–0.09%
#◆Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27	24,006	24,908

LVIP Delaware Foundation® Aggressive Allocation Fund–12

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Airlines (continued)
◆American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26		22,835	$23,862
◆American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27		23,863	24,489
◆American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27		14,645	15,542
◆American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28		14,963	15,842
◆United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26		18,855	20,245
◆United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26		42,405	44,684
◆United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28		15,000	15,358

			184,930

Auto Components–0.04%
American Axle & Manufacturing 6.25% 3/15/21		35,000	36,663
Goodyear Tire & Rubber 5.00% 5/31/26		35,000	36,094

			72,757

Automobiles–0.07%
Daimler 2.75% 12/10/18	NOK	320,000	41,278
Ford Motor 7.45% 7/16/31		51,000	67,622
Toyota Finance Australia 3.04% 12/20/16	NZD	50,000	36,364

			145,264

Banks–1.76%
Australia & New Zealand Banking Group 2.625% 12/10/18	CAD	25,000	19,593
Bank Nederlandse Gemeenten
#144A 1.625% 4/19/21		62,000	62,561
5.25% 5/20/24	AUD	18,000	16,306
Bank of America
3.30% 8/5/21	AUD	20,000	15,440
4.45% 3/3/26		330,000	354,843
BB&T 2.05% 5/10/21		285,000	288,162
Citizens Financial Group
2.375% 7/28/21		35,000	35,162
4.30% 12/3/25		40,000	42,050
#Credit Suisse Group Funding Guernsey 144A 3.80% 6/9/23		275,000	279,061

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
#Export-Import Bank of India 144A 3.375% 8/5/26		200,000	$203,322
Fifth Third Bancorp 2.875% 7/27/20		20,000	20,785
Huntington Bancshares 2.30% 1/14/22		50,000	49,877
JPMorgan Chase & Co.
•1.373% 1/28/19		26,000	26,049
4.25% 10/1/27		410,000	440,878
•6.75% 8/29/49		40,000	44,200
KeyBank 3.40% 5/20/26		250,000	256,021
•KeyCorp 5.00% 12/29/49		60,000	59,250
KFW 1.50% 6/15/21		55,000	55,242
•National City Bank 1.203% 6/7/17		335,000	335,091
Santander UK Group Holdings
2.875% 10/16/20		105,000	106,006
3.125% 1/8/21		25,000	25,495
SunTrust Banks 2.35% 11/1/18		60,000	61,064
Toronto-Dominion Bank
2.125% 4/7/21		40,000	40,504
2.50% 12/14/20		50,000	51,446
•3.625% 9/15/31		130,000	130,583
U.S. Bancorp 3.10% 4/27/26		65,000	67,227
#UBS Group Funding Jersey 144A 2.65% 2/1/22		200,000	199,874
•USB Capital IX 3.50% 10/29/49		275,000	235,813
Wells Fargo & Co 3.00% 7/27/21	AUD	40,000	30,750
Zions Bancorp 4.50% 6/13/23		20,000	20,932

			3,573,587

Beverages–0.34%
Anheuser-Busch InBev Finance 3.65% 2/1/26		245,000	263,641
Molson Coors Brewing
2.10% 7/15/21		15,000	15,155
3.00% 7/15/26		40,000	40,360
4.20% 7/15/46		205,000	214,510
#Pernod Ricard 144A 4.45% 1/15/22		150,000	165,645

			699,311

Biotechnology–0.27%
Biogen
4.05% 9/15/25		30,000	32,723
5.20% 9/15/45		140,000	165,331
Celgene
3.25% 8/15/22		25,000	26,274
3.875% 8/15/25		15,000	16,068
4.625% 5/15/44		60,000	63,494
Gilead Sciences
2.95% 3/1/27		45,000	45,533

LVIP Delaware Foundation® Aggressive Allocation Fund–13

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Biotechnology (continued)
Gilead Sciences (continued)
4.15% 3/1/47		195,000	$199,823

			549,246

Building Products–0.05%
Eagle Materials 4.50% 8/1/26		5,000	5,075
Fortune Brands Home & Security 3.00% 6/15/20		25,000	25,765
Masco 3.50% 4/1/21		60,000	62,400

			93,240

Capital Markets–0.45%
Affiliated Managers Group 3.50% 8/1/25		40,000	39,839
Bank of New York Mellon
2.15% 2/24/20		10,000	10,176
2.20% 8/16/23		70,000	69,856
2.50% 4/15/21		95,000	97,694
2.80% 5/4/26		20,000	20,551
•4.625% 12/29/49		60,000	59,250
Goldman Sachs Group 5.15% 5/22/45		85,000	93,054
Jefferies Group
6.45% 6/8/27		25,000	28,358
6.50% 1/20/43		15,000	15,706
Lazard Group 6.85% 6/15/17		28,000	28,894
Morgan Stanley
3.125% 7/27/26		95,000	95,769
3.95% 4/23/27		205,000	213,382
5.00% 9/30/21	AUD	14,000	11,616
State Street
2.55% 8/18/20		45,000	46,696
3.10% 5/15/23		25,000	25,996
3.55% 8/18/25		45,000	48,846

			905,683

Chemicals–0.27%
CF Industries 6.875% 5/1/18		80,000	86,088
Dow Chemical 8.55% 5/15/19		223,000	261,701
Eastman Chemical 4.65% 10/15/44		165,000	168,997
PolyOne 5.25% 3/15/23		25,000	26,003
#WR Grace & Co. 144A 5.125% 10/1/21		10,000	10,650

			553,439

Commercial Services & Supplies–0.30%
Penske Truck Leasing
#144A 3.30% 4/1/21		40,000	41,633
#144A 3.375% 2/1/22		205,000	213,436
#Prestige Brands 144A 5.375% 12/15/21		25,000	26,000

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
#Transurban Finance 144A 3.375% 3/22/27	20,000	$20,194
United Rentals North America
4.625% 7/15/23	30,000	30,863
5.50% 7/15/25	56,000	57,330
5.875% 9/15/26	20,000	20,700
Waste Management 2.40% 5/15/23	190,000	192,182

		602,338

Communications Equipment–0.05%
Cisco Systems
1.85% 9/20/21	55,000	55,369
2.20% 9/20/23	50,000	50,445

		105,814

Computers & Peripherals–0.09%
#Diamond 1 Finance 144A 6.02% 6/15/26	170,000	186,711

		186,711

Construction & Engineering–0.05%
AECOM 5.875% 10/15/24	39,000	41,827
#SBA Communications 144A 4.875% 9/1/24	40,000	40,400
Vale Overseas 5.875% 6/10/21	15,000	15,743

		97,970

Consumer Finance–0.19%
General Motors Financial
3.45% 4/10/22	165,000	167,564
3.70% 5/9/23	35,000	35,648
5.25% 3/1/26	35,000	38,511
Hyundai Capital America
#144A 2.55% 2/6/19	50,000	50,897
#144A 2.75% 9/27/26	55,000	54,439
#144A 3.00% 3/18/21	20,000	20,765
Toyota Motor Credit 2.80% 7/13/22	20,000	21,018

		388,842

Containers & Packaging–0.06%
Ball 5.25% 7/1/25	30,000	32,437
#CCL Industries 144A 3.25% 10/1/26	35,000	35,203
#Crown Americas 144A 4.25% 9/30/26	19,000	19,047
#Owens-Brockway Glass Container 144A 5.875% 8/15/23	35,000	37,691

		124,378

LVIP Delaware Foundation® Aggressive Allocation Fund–14

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services–0.35%
AerCap Ireland Capital 3.95% 2/1/22		150,000	$154,125
Air Lease 3.00% 9/15/23		55,000	54,512
Berkshire Hathaway
2.75% 3/15/23		25,000	26,002
3.125% 3/15/26		100,000	105,232
•E*TRADE Financial 5.875% 12/29/49		60,000	62,250
National Rural Utilities Cooperative Finance
2.85% 1/27/25		115,000	119,811
•4.75% 4/30/43		60,000	61,069
•5.25% 4/20/46		20,000	21,632
#Peachtree Corners Funding Trust 144A 3.976% 2/15/25		100,000	100,833

			705,466

Diversified Telecommunication Services–0.42%
AT&T
4.125% 2/17/26		155,000	167,813
4.35% 6/15/45		40,000	39,562
#144A 4.50% 3/9/48		110,000	111,038
Bell Canada 3.35% 3/22/23	CAD	19,000	15,454
CenturyLink
5.80% 3/15/22		45,000	46,294
6.75% 12/1/23		45,000	46,969
Frontier Communications 8.875% 9/15/20		20,000	21,650
SBA Tower Trust
#144A 2.24% 4/16/18		40,000	40,138
#144A 2.898% 10/15/19		25,000	25,351
Verizon Communications
1.75% 8/15/21		115,000	113,874
4.125% 8/15/46		200,000	200,905
4.862% 8/21/46		25,000	28,117

			857,165

Electric Utilities–1.40%
Appalachian Power
3.40% 6/1/25		65,000	69,382
4.45% 6/1/45		25,000	27,435
Berkshire Hathaway Energy 3.75% 11/15/23		110,000	120,266
Black Hills
3.15% 1/15/27		30,000	30,349
3.95% 1/15/26		15,000	16,093
Cleveland Electric Illuminating 5.50% 8/15/24		5,000	5,965
@ComEd Financing III 6.35% 3/15/33		60,000	63,339
Commonwealth Edison
3.65% 6/15/46		25,000	25,659
4.35% 11/15/45		40,000	45,884

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Consumers Energy
3.25% 8/15/46	60,000	$59,204
4.10% 11/15/45	15,000	16,986
Dominion Resources
2.85% 8/15/26	115,000	114,628
3.90% 10/1/25	90,000	97,010
DTE Energy
2.85% 10/1/26	60,000	59,871
3.30% 6/15/22	45,000	47,681
Duke Energy
2.65% 9/1/26	5,000	4,917
4.80% 12/15/45	45,000	51,297
Duke Energy Carolinas 3.875% 3/15/46	30,000	31,779
•Emera 6.75% 6/15/76	85,000	91,585
#Emera US Finance 144A 4.75% 6/15/46	155,000	167,029
Entergy
2.95% 9/1/26	10,000	10,037
4.00% 7/15/22	110,000	119,476
Entergy Louisiana 4.95% 1/15/45	20,000	21,316
Entergy Mississippi 2.85% 6/1/28	65,000	66,549
Exelon 3.95% 6/15/25	40,000	43,223
#Fortis 144A 3.055% 10/4/26	115,000	114,757
Great Plains Energy 4.85% 6/1/21	25,000	27,391
Indiana Michigan Power
3.20% 3/15/23	15,000	15,709
4.55% 3/15/46	25,000	28,256
IPALCO Enterprises 5.00% 5/1/18	45,000	47,137
ITC Holdings
3.25% 6/30/26	25,000	25,431
3.65% 6/15/24	25,000	26,333
Kansas City Power & Light 3.65% 8/15/25	65,000	69,091
LG&E & KU Energy 4.375% 10/1/21	115,000	126,921
#Massachusetts Electric 144A 4.004% 8/15/46	115,000	119,904
#Metropolitan Edison 144A 4.00% 4/15/25	30,000	31,363
MidAmerican Energy 4.25% 5/1/46	45,000	51,463
NextEra Energy Capital Holdings
2.40% 9/15/19	65,000	66,317
3.625% 6/15/23	25,000	26,566
NV Energy 6.25% 11/15/20	45,000	52,858
Pennsylvania Electric 5.20% 4/1/20	55,000	59,508

LVIP Delaware Foundation® Aggressive Allocation Fund–15

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
South Carolina Electric & Gas 4.10% 6/15/46	45,000	$48,149
Southern
2.75% 6/15/20	70,000	72,265
3.25% 7/1/26	75,000	77,839
4.40% 7/1/46	60,000	65,014
#Trans-Allegheny Interstate Line 144A 3.85% 6/1/25	45,000	48,064
Wisconsin Electric Power 4.30% 12/15/45	25,000	28,847
Xcel Energy 3.30% 6/1/25	185,000	195,522

		2,831,665

Electronic Equipment, Instruments & Components–0.03%
#Fortive 144A 3.15% 6/15/26	55,000	56,678

		56,678

Equity Real Estate Investment Trusts–0.65%
Alexandria Real Estate Equities 3.95% 1/15/27	20,000	20,968
American Tower
2.80% 6/1/20	10,000	10,266
4.00% 6/1/25	65,000	69,652
4.40% 2/15/26	155,000	170,089
#American Tower Trust I 144A 3.07% 3/15/23	55,000	57,396
AvalonBay Communities 2.95% 5/11/26	165,000	165,220
Corporate Office Properties
3.60% 5/15/23	40,000	40,034
5.25% 2/15/24	40,000	43,502
Crown Castle International 5.25% 1/15/23	50,000	56,805
CubeSmart 3.125% 9/1/26	50,000	49,884
DDR
7.50% 4/1/17	10,000	10,294
7.875% 9/1/20	45,000	54,092
Education Realty Operating Partnership 4.60% 12/1/24	45,000	46,982
Equinix 5.375% 4/1/23	57,000	60,064
GEO Group
5.125% 4/1/23	30,000	25,650
5.875% 10/15/24	35,000	30,275
Hospitality Properties Trust 4.50% 3/15/25	45,000	45,982
Host Hotels & Resorts
3.75% 10/15/23	10,000	10,143
4.50% 2/1/26	40,000	42,188
Kite Realty Group 4.00% 10/1/26	20,000	20,200

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Equity Real Estate Investment Trusts (continued)
#MGM Growth Properties Operating Partnership 144A 4.50% 9/1/26	40,000	$40,200
Sovran Acquisition 3.50% 7/1/26	40,000	40,903
UDR 4.00% 10/1/25	155,000	167,437
WP Carey 4.60% 4/1/24	35,000	36,630

		1,314,856

Food & Staples Retailing–0.45%
CVS Health
3.875% 7/20/25	178,000	194,129
5.00% 12/1/24	25,000	29,004
KFC Holding
#144A 5.00% 6/1/24	18,000	18,855
#144A 5.25% 6/1/26	18,000	19,080
Kroger 3.875% 10/15/46	170,000	171,820
Sysco 3.30% 7/15/26	195,000	202,557
Walgreens Boots Alliance
3.10% 6/1/23	185,000	191,098
3.45% 6/1/26	60,000	62,412
4.80% 11/18/44	15,000	16,601

		905,556

Food Products–0.20%
Aramark Services
#144A 4.75% 6/1/26	10,000	10,075
#144A 5.125% 1/15/24	55,000	57,337
#Arcor SAIC 144A 6.00% 7/6/23	10,000	10,675
#JBS USA Finance 144A 5.75% 6/15/25	50,000	49,375
Kraft Heinz Foods 3.00% 6/1/26	235,000	237,353
#Post Holdings 144A 5.00% 8/15/26	45,000	44,888

		409,703

Gas Utilities–0.16%
AmeriGas Partners 5.875% 8/20/26	25,000	26,563
Dominion Gas Holdings 4.60% 12/15/44	35,000	37,844
#KeySpan Gas East 144A 2.742% 8/15/26	60,000	60,808
Southern Co. Gas Capital
3.25% 6/15/26	50,000	51,770
3.95% 10/1/46	140,000	142,130

		319,115

Health Care Equipment & Supplies–0.20%
Becton Dickinson and Co. 6.375% 8/1/19	75,000	84,683
Thermo Fisher Scientific 3.00% 4/15/23	260,000	266,656

LVIP Delaware Foundation® Aggressive Allocation Fund–16

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings 4.45% 8/15/45		55,000	$56,554

			407,893

Health Care Providers & Services–0.14%
DaVita 5.00% 5/1/25		90,000	90,563
HCA
5.25% 6/15/26		40,000	42,600
5.375% 2/1/25		55,000	56,856
HealthSouth
5.125% 3/15/23		10,000	10,025
5.75% 11/1/24		10,000	10,406
5.75% 9/15/25		5,000	5,237
#@Highmark 144A 6.125% 5/15/41		20,000	19,533
New York and Presbyterian Hospital 4.063% 8/1/56		40,000	43,243
#Universal Health Services 144A 5.00% 6/1/26		10,000	10,438

			288,901

Hotels, Restaurants & Leisure–0.07%
Marriott International 3.125% 6/15/26		60,000	60,766
MGM Resorts International 4.625% 9/1/26		30,000	29,400
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25		35,000	36,734
4.50% 10/1/34		5,000	5,258

			132,158

Household Products–0.01%
#Tempur Sealy International 144A 5.50% 6/15/26		25,000	25,813

			25,813

Independent Power & Renewable Electricity Producers–0.04%
#AES Gener 144A 5.25% 8/15/21		25,000	26,576
Calpine
#144A 5.25% 6/1/26		30,000	30,450
5.375% 1/15/23		30,000	30,037

			87,063

Industrial Conglomerates–0.10%
General Electric
2.10% 12/11/19		70,000	71,742
4.25% 1/17/18	NZD	50,000	36,972
5.55% 5/4/20		30,000	34,053
6.00% 8/7/19		56,000	63,302

			206,069

Insurance–0.34%
Berkshire Hathaway Finance 2.90% 10/15/20		55,000	57,845

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
MetLife
•5.25% 12/29/49	50,000	$50,375
6.817% 8/15/18	85,000	93,370
#Principal Life Global Funding II 144A 3.00% 4/18/26	165,000	167,903
Prudential Financial
•5.375% 5/15/45	35,000	36,575
•5.875% 9/15/42	55,000	60,748
TIAA Asset Management Finance
#144A 2.95% 11/1/19	35,000	36,090
#144A 4.125% 11/1/24	80,000	84,483
#USI 144A 7.75% 1/15/21	10,000	10,200
XLIT
4.45% 3/31/25	30,000	30,506
5.50% 3/31/45	40,000	39,271
•6.50% 12/29/49	30,000	22,571

		689,937

Internet Software & Services–0.02%
Zayo Group 6.00% 4/1/23	35,000	36,925

		36,925

IT Services–0.14%
Fidelity National Information Services
3.00% 8/15/26	20,000	19,846
5.00% 10/15/25	85,000	97,106
First Data
#144A 5.75% 1/15/24	100,000	103,125
#144A 7.00% 12/1/23	56,000	59,360

		279,437

Machinery–0.04%
Crane
2.75% 12/15/18	10,000	10,200
4.45% 12/15/23	60,000	64,644
Parker-Hannifin 3.30% 11/21/24	5,000	5,354

		80,198

Media–0.65%
21st Century Fox America 4.95% 10/15/45	70,000	79,674
CC Holdings GS V 3.849% 4/15/23	15,000	16,067
CCO Holdings
#144A 5.125% 5/1/23	50,000	52,313
#144A 5.75% 2/15/26	25,000	26,563
#Charter Communications Operating 144A 4.908% 7/23/25	190,000	209,950
Comcast 2.35% 1/15/27	255,000	251,948
CSC Holdings 5.25% 6/1/24	24,000	22,860
DISH DBS 5.00% 3/15/23	25,000	24,375

LVIP Delaware Foundation® Aggressive Allocation Fund–17

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
#Gray Television 144A 5.125% 10/15/24	25,000	$24,594
#Nexstar Escrow 144A 5.625% 8/1/24	40,000	40,200
#Sinclair Television Group 144A 5.125% 2/15/27	55,000	53,900
#Sirius XM Radio 144A 5.375% 7/15/26	120,000	123,600
#Sky 144A 3.75% 9/16/24	200,000	211,822
Time Warner Cable 7.30% 7/1/38	55,000	70,592
Tribune Media 5.875% 7/15/22	55,000	55,928
Viacom 3.45% 10/4/26	40,000	40,063
WPP Finance 2010 5.625% 11/15/43	20,000	23,818

		1,328,267

Metals & Mining–0.08%
#Lundin Mining 144A 7.50% 11/1/20	25,000	26,687
Rio Tinto Finance USA 3.75% 6/15/25	65,000	70,057
Southern Copper 5.875% 4/23/45	60,000	59,978

		156,722

Multi-Utilities–0.19%
Ameren Illinois 9.75% 11/15/18	263,000	307,040
CMS Energy 6.25% 2/1/20	60,000	68,422
Louisville Gas & Electric 4.375% 10/1/45	15,000	17,237

		392,699

Oil, Gas & Consumable Fuels–0.82%
Anadarko Petroleum 5.55% 3/15/26	75,000	84,908
BP Capital Markets 3.017% 1/16/27	50,000	50,854
#Colorado Interstate Gas 144A 4.15% 8/15/26	55,000	54,637
ConocoPhillips 4.95% 3/15/26	90,000	101,635
Ecopetrol
5.875% 9/18/23	15,000	16,219
7.375% 9/18/43	10,000	10,550
Energy Transfer Equity 7.50% 10/15/20	35,000	38,587
Energy Transfer Partners
4.75% 1/15/26	95,000	98,329
9.70% 3/15/19	60,000	68,876
EnLink Midstream Partners
2.70% 4/1/19	30,000	29,820
4.85% 7/15/26	25,000	25,205

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating
3.95% 2/15/27	50,000	$52,503
•7.034% 1/15/68	10,000	10,568
Hess 4.30% 4/1/27	55,000	55,542
Murphy Oil USA 6.00% 8/15/23	60,000	63,375
Noble Energy 5.05% 11/15/44	35,000	34,684
Petrobras Global Finance
4.875% 3/17/20	15,000	15,075
6.25% 3/17/24	5,000	4,875
8.375% 5/23/21	15,000	16,425
8.75% 5/23/26	5,000	5,538
Petroleos Mexicanos 6.625% 6/15/35	45,000	46,028
Plains All American Pipeline 8.75% 5/1/19	120,000	138,414
Regency Energy Partners 5.875% 3/1/22	40,000	44,156
Shell International Finance
2.875% 5/10/26	15,000	15,243
3.75% 9/12/46	45,000	44,544
4.00% 5/10/46	85,000	87,183
Sunoco Logistics Partners Operations 3.90% 7/15/26	55,000	56,195
Targa Resources Partners
#144A 5.125% 2/1/25	25,000	25,094
#144A 5.375% 2/1/27	30,000	30,263
•Transcanada Trust 5.875% 8/15/76	40,000	42,420
Williams Partners 7.25% 2/1/17	95,000	96,745
#Woodside Finance 144A 8.75% 3/1/19	105,000	120,187
YPF
#144A 8.50% 3/23/21	5,000	5,593
#144A 8.75% 4/4/24	60,000	66,966
#•144A 31.354% 7/7/20	10,000	11,710

		1,668,946

Paper & Forest Products–0.20%
Georgia-Pacific 8.00% 1/15/24	125,000	165,965
International Paper
4.40% 8/15/47	140,000	142,172
5.15% 5/15/46	95,000	105,773

		413,910

Pharmaceuticals–0.58%
AbbVie
3.20% 5/14/26	220,000	223,166
4.45% 5/14/46	50,000	52,436
Actavis Funding
3.45% 3/15/22	25,000	26,278
3.80% 3/15/25	115,000	121,925
AstraZeneca 3.375% 11/16/25	60,000	64,154

LVIP Delaware Foundation® Aggressive Allocation Fund–18

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
#Mallinckrodt International Finance 144A 5.50% 4/15/25	55,000	$52,525
Mylan
#144A 3.15% 6/15/21	25,000	25,497
#144A 3.95% 6/15/26	200,000	201,902
Shire Acquisitions Investments Ireland
2.40% 9/23/21	65,000	65,156
2.875% 9/23/23	65,000	65,415
3.20% 9/23/26	35,000	35,241
Teva Pharmaceutical Finance Netherlands III
2.20% 7/21/21	45,000	44,881
2.80% 7/21/23	200,000	200,822

		1,179,398

Road & Rail–0.09%
Burlington Northern Santa Fe 4.70% 9/1/45	105,000	123,759
Norfolk Southern 2.90% 6/15/26	65,000	66,802

		190,561

Software–0.14%
#Activision Blizzard 144A 3.40% 9/15/26	70,000	70,444
CDK Global 4.50% 10/15/24	30,000	30,028
Microsoft
2.40% 8/8/26	70,000	70,149
3.45% 8/8/36	60,000	61,250
Oracle 4.00% 7/15/46	55,000	56,981

		288,852

Specialty Retail–0.16%
L Brands 6.75% 7/1/36	30,000	32,419
Lowe’s 3.70% 4/15/46	70,000	72,517
Starbucks 2.45% 6/15/26	30,000	30,507
Target 3.625% 4/15/46	185,000	191,471

		326,914

Technology Hardware, Storage & Peripherals–0.03%
Apple 3.85% 8/4/46	60,000	61,528

		61,528

Textiles, Apparel & Luxury Goods–0.06%
#Hanesbrands 144A 4.875% 5/15/26	65,000	66,787
#INVISTA Finance 144A 4.25% 10/15/19	50,000	50,004

		116,791

Tobacco–0.24%
Altria Group 3.875% 9/16/46	200,000	208,412
Reynolds American
4.00% 6/12/22	50,000	54,387

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Tobacco (continued)
Reynolds American (continued)
4.45% 6/12/25	195,000	$217,953

		480,752

Trading Companies & Distributors–0.05%
#ERAC USA Finance 144A 3.30% 12/1/26	90,000	92,783

		92,783

Wireless Telecommunication Services–0.28%
#Crown Castle Towers 144A 4.883% 8/15/20	210,000	229,731
#Deutsche Telekom International Finance 144A 1.95% 9/19/21	150,000	150,050
Level 3 Financing 5.375% 5/1/25	25,000	26,156
Sprint Communications
#144A 7.00% 3/1/20	35,000	37,713
#144A 9.00% 11/15/18	30,000	33,225
TELUS 2.80% 2/16/27	40,000	40,135
T-Mobile USA 6.125% 1/15/22	45,000	47,981

		564,991

Total Corporate Bonds (Cost $24,636,741)		25,380,690

MUNICIPAL BONDS–0.28%
Bay Area Toll Authority (Build America Bonds) Series S3 6.907% 10/1/50	65,000	104,089
California State Various Purposes (Build America Bonds)
7.55% 4/1/39	50,000	80,121
5.00% 9/1/26	30,000	38,958
Commonwealth of Massachusetts
Series B 5.00% 7/1/26	10,000	12,981
Series C 5.00% 10/1/25	30,000	38,537
Series D 5.00% 4/1/26	10,000	12,931
Dallas, Texas Area Rapid Transit Series A 5.00% 12/1/46	40,000	47,704
New Jersey Turnpike Authority
(Build America Bonds) Series A 7.102% 1/1/41	30,000	45,695
(Build America Bonds) Series F 7.414% 1/1/40	15,000	23,502
Series E 5.00% 1/1/45	40,000	47,207
New York, New York
Series C 5.00% 8/1/26	20,000	25,469
Series C 5.00% 8/1/27	10,000	12,627
South Carolina Public Service Authority Series D 4.77% 12/1/45	20,000	22,787

LVIP Delaware Foundation® Aggressive Allocation Fund–19

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Texas Water Development Board Water Implementation Revenue
5.00% 10/15/46	40,000	$48,646
Series A 5.00% 10/15/45	10,000	12,090

Total Municipal Bonds (Cost $563,623)		573,344

NON-AGENCY ASSET-BACKED SECURITIES–0.69%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	52,899	54,384
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	100,000	100,361
Series 2014-4 A2 1.43% 6/17/19	70,000	70,122
Avis Budget Rental Car Funding AESOP
#Series 2013-1A A 144A 1.92% 9/20/19	100,000	99,975
#Series 2014-1A A 144A 2.46% 7/20/20	100,000	101,014
BA Credit Card Trust
•Series 2014-A2 A 0.794% 9/16/19	30,000	30,024
•Series 2014-A3 A 0.814% 1/15/20	35,000	35,039
•Capital One Multi-Asset Execution Trust Series 2007-A5 A5 0.564% 7/15/20	100,000	99,910
•CNH Equipment Trust Series 2016-B A2B 0.924% 10/15/19	10,000	10,012
Ford Credit Auto Lease Trust Series 2015-A A3 1.13% 6/15/18	30,000	30,024
•GE Dealer Floorplan Master Note Trust Series 2014-2 A 0.982% 10/20/19	50,000	50,027
#HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44	48,000	44,530
Honda Auto Receivables Owner Trust Series 2015-3 A3 1.27% 4/18/19	100,000	100,242
•Mercedes-Benz Auto Lease Trust Series 2016-A A2B 1.084% 7/16/18	30,000	30,016
#•Mercedes-Benz Master Owner Trust Series 2016-AA A 144A 1.104% 5/15/20	100,000	100,310
#•Navistar Financial Dealer Note Master Owner Trust II Series 2016-1 A 144A 2.146% 9/27/21	25,000	25,000

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Nissan Auto Lease Trust Series 2015-B A2B 1.054% 12/15/17	22,145	$22,174
#•PFS Financing Series 2015-AA A 144A 1.144% 4/15/20	100,000	99,224
#Porsche Innovative Lease Owner Trust Series 2015-1 A3 144A 1.19% 7/23/18	100,000	100,140
Synchrony Credit Card Master Note Trust Series 2012-6 A 1.36% 8/17/20	100,000	100,198
#Volkswagen Credit Auto Master Trust Series 2014-1A A2 144A 1.40% 7/22/19	100,000	99,918

Total Non-Agency Asset-Backed Securities (Cost $1,403,751)		1,402,644

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.20%
Bank of America Alternative Loan Trust Series 2005-6 7A1 5.50% 7/25/20	1,558	1,502
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	21,058	20,959
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	24,818	25,385
•Series 2007-A1 7A4 3.033% 7/25/35	12,167	10,767
#•New Residential Mortgage Loan Trust Series 2015-2A A1 144A 3.75% 8/25/55	81,589	85,014
Sequoia Mortgage Trust
#•Series 2013-11 B1 144A 3.665% 9/25/43	93,263	94,695
#•Series 2014-2 A4 144A 3.50% 7/25/44	48,205	49,561
#•Series 2015-1 B2 144A 3.879% 1/25/45	14,435	14,414
◆Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34	12,826	13,040
#•Towd Point Mortgage Trust Series 2015-5 A1B 144A 2.75% 5/25/55	84,431	85,352

Total Non-Agency Collateralized Mortgage Obligations (Cost $388,997)		400,689

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.37%
•Banc of America Commercial Mortgage Trust Series 2007-4 AM 6.005% 2/10/51	40,000	41,243

LVIP Delaware Foundation® Aggressive Allocation Fund–20

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PWR18 A4 5.70% 6/11/50	23,188	$23,883
Citigroup Commercial Mortgage Trust
•Series 2007-C6 AM 5.90% 12/10/49	25,000	25,396
Series 2014-GC25 A4 3.635% 10/10/47	45,000	48,773
Series 2015-GC27 A5 3.137% 2/10/48	50,000	52,382
Series 2016-P3 A4 3.329% 4/15/49	35,000	37,243
Series 2016-P5 A4 2.941% 10/10/49	40,000	41,199
COMM Mortgage Trust
#Series 2013-CR6 AM 144A 3.147% 3/10/46	40,000	41,451
Series 2014-CR19 A5 3.796% 8/10/47	30,000	32,861
Series 2014-CR20 AM 3.938% 11/10/47	85,000	92,176
#Series 2015-3BP A 144A 3.178% 2/10/35	100,000	104,866
Series 2015-CR23 A4 3.497% 5/10/48	20,000	21,462
Commercial Mortgage Trust Series 2007-GG9 AM 5.475% 3/10/39	25,000	25,206
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	75,000	79,768
Series 2016-C3 A5 2.89% 9/10/49	45,000	46,398
#•DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.884% 11/10/46	100,000	113,638
#GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	600,000	638,850
GS Mortgage Securities Trust
Series 2014-GC24 A5 3.931% 9/10/47	55,000	60,745
Series 2015-GC32 A4 3.764% 7/10/48	30,000	32,992
#Hilton USA Trust Series 2013-HLT BFX 144A 3.367% 11/5/30	200,000	199,965

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	90,000	$98,623
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.144% 6/15/49	75,000	78,920
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.678% 8/12/37	15,000	16,098
•Series 2005-LDP5 D 5.735% 12/15/44	25,000	24,928
Series 2013-LC11 B 3.499% 4/15/46	35,000	36,638
Series 2015-JP1 A5 3.914% 1/15/49	30,000	33,283
Series 2016-JP2 A4 2.822% 8/15/49	55,000	56,368
•Series 2016-JP3 B 3.397% 8/15/49	20,000	20,502
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	1,848	1,847
•Series 2006-C6 AJ 5.452% 9/15/39	35,000	32,548
Series 2006-C6 AM 5.413% 9/15/39	5	5
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	40,000	43,949
Series 2015-C23 A4 3.719% 7/15/50	115,000	126,218
Series 2015-C26 A5 3.531% 10/15/48	45,000	48,826
Series 2016-C29 A4 3.325% 5/15/49	35,000	37,233
•Morgan Stanley Capital I Trust Series 2006-HQ10 B 5.448% 11/12/41	100,000	99,120
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3 2.918% 10/15/45	25,000	26,222
Series 2015-NXS3 A4 3.617% 9/15/57	65,000	70,217
Series 2016-BNK1 A3 2.652% 8/15/49	60,000	60,972

LVIP Delaware Foundation® Aggressive Allocation Fund–21

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust Series 2012-C10 A3 2.875% 12/15/45		100,000	$104,067

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $2,711,597)			2,777,081

ΔREGIONAL BONDS–0.17%
Australia–0.09%
New South Wales Treasury
3.00% 3/20/28	AUD	147,200	120,211
4.00% 5/20/26	AUD	34,700	30,785
Queensland Treasury
#144A 3.25% 7/21/26	AUD	14,000	11,508
#144A 3.25% 7/21/28	AUD	29,000	23,724

			186,228

Canada–0.08%
Province of British Columbia Canada 2.25% 6/2/26		50,000	51,060
Province of Manitoba Canada 2.125% 6/22/26		40,000	40,124
Province of Ontario Canada 3.45% 6/2/45	CAD	12,000	10,656
Province of Quebec Canada 6.00% 10/1/29	CAD	50,000	54,209

			156,049

Total Regional Bonds (Cost $330,041)			342,277

«SENIOR SECURED LOANS–1.74%
Air Medical Group Holdings Tranche B Ist Lien 4.25% 4/28/22		90,000	89,353
Amaya Holdings 1st Lien 5.00% 8/1/21		80,000	80,100
Aramark Tranche E 3.338% 9/7/19		42,344	42,661
Avago Technologies Cayman Finance Tranche B3 1st Lien 3.524% 2/1/23		30,362	30,757
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19		135,000	135,506
Builders FirstSource Tranche B 1st Lien 4.75% 7/31/22		139,650	140,668
Cable & Wireless (Sable International Finance) Tranche B1 1st Lien 5.588% 12/31/22		130,000	131,442
Community Health Systems Tranche F 1st Lien 4.083% 12/31/18		145,349	144,759
CSC Holdings Tranche B 1st Lien 3.75% 10/31/24		130,000	130,536

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
DaVita Healthcare Partners Tranche B 1st Lien 3.50% 6/24/21	129,668	$130,608
ExamWorks Group 1st Lien 4.75% 7/27/23	130,000	131,219
FCA US Tranche B 1st Lien 3.50% 5/24/17	5,694	5,712
First Data Tranche B 1st Lien 4.525% 3/24/21	208,725	210,507
First Eagle Holdings Tranche B 1st Lien 4.838% 12/1/22	80,000	80,266
FMG Resources August 2006 Pty 1st Lien 3.75% 6/30/19	130,000	130,008
Frank Russell Tranche B 1st Lien 6.75% 6/1/23	80,000	79,550
Gardner Denver 1st Lien 4.25% 7/30/20	79,794	77,456
HCA Tranche B6 1st Lien 3.774% 3/17/23	88,058	89,179
Hilton Worldwide Finance Tranche B1 1st Lien 3.50% 10/26/20	18,029	18,158
Hilton Worldwide Finance Tranche B2 1st Lien 3.215% 10/25/23	184,309	185,663
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	50,089	49,619
JC Penney Tranche B 1st Lien 5.25% 6/23/23	140,000	140,862
@KIK Custom Products 1st Lien 6.00% 8/26/22	80,000	80,200
Landry’s Tranche B 4.00% 4/24/18	33,266	33,464
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20	75,000	75,488
PQ 1st Lien 5.75% 11/4/22	130,000	131,192
@Republic of Angola (Unsecured) 7.175% 12/16/23	86,250	74,606
Solera Holdings Tranche B 1st Lien 5.75% 3/3/23	44,775	45,302
@Stardust Finance Holdings Tranche B 1st Lien 6.50% 3/13/22	140,000	139,563
Transdigm Tranche F 1st Lien 3.75% 6/9/23	115,000	115,189
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20	182,299	182,855
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19	52,950	53,095
Western Digital Tranche B 1st Lien 4.50% 4/29/23	130,000	131,531
WideOpenWest Finance Tranche B 1st Lien 4.50% 8/19/23	130,000	129,641

LVIP Delaware Foundation® Aggressive Allocation Fund–22

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Windstream Services Tranche B6 1st Lien 4.75% 3/30/21		80,000	$80,400

Total Senior Secured Loans (Cost $3,523,749)			3,527,115

ΔSOVEREIGN BONDS–0.41%
Australia–0.02%
Australia Government Bond 3.75% 4/21/37	AUD	35,000	32,017

			32,017

Canada–0.00%
Canadian Government Bond 2.75% 12/1/48	CAD	10,000	9,725

			9,725

Hungary–0.02%
Hungary Government International Bond 5.75% 11/22/23		40,000	47,185

			47,185

Indonesia–0.03%
Indonesia Treasury Bond 9.00% 3/15/29	IDR	720,000,000	63,085

			63,085

Mexico–0.12%
Mexican Bonos
5.75% 3/5/26	MXN	3,647,800	184,801
8.50% 5/31/29	MXN	926,000	57,185

			241,986

New Zealand–0.01%
New Zealand Government Bond 4.50% 4/15/27	NZD	22,000	19,357

			19,357

Peru–0.03%
Peruvian Government International Bond 6.95% 8/12/31	PEN	189,000	60,884

			60,884

Poland–0.06%
Poland Government Bond
2.50% 7/25/26	PLN	413,000	104,360
3.25% 7/25/25	PLN	97,000	26,185

			130,545

Portugal–0.01%
#Portugal Government International Bond 144A 5.125% 10/15/24		18,000	17,992

			17,992

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Republic of Korea–0.04%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	77,943,139	$72,556

			72,556

South Africa–0.03%
South Africa Government Bond 8.00% 1/31/30	ZAR	1,058,000	71,012

			71,012

United Kingdom–0.02%
United Kingdom Gilt 3.50% 1/22/45	GBP	21,100	39,923

			39,923

Uruguay–0.02%
Uruguay Government International Bond 5.10% 6/18/50		30,000	31,200

			31,200

Total Sovereign Bonds (Cost $856,828)			837,467

SUPRANATIONAL BANKS–0.18%
Asian Development Bank 0.50% 3/24/20	AUD	14,000	10,053
European Bank for Reconstruction & Development
7.375% 4/15/19	IDR	410,000,000	31,999
9.25% 12/2/20	IDR	520,000,000	43,927
Inter-American Development Bank 6.00% 9/5/17	INR	7,300,000	108,944
International Bank for Reconstruction & Development
3.50% 1/22/21	NZD	195,000	147,345
4.625% 10/6/21	NZD	13,000	10,361
International Finance 3.625% 5/20/20	NZD	12,000	9,071

Total Supranational Banks (Cost $350,470)			361,700

U.S. TREASURY OBLIGATIONS–0.76%
U.S. Treasury Bonds 2.50% 5/15/46		200,000	207,008
U.S. Treasury Notes
1.125% 7/31/21		1,190,000	1,188,420
1.625% 5/15/26		155,000	155,236

Total U.S. Treasury Obligations (Cost $1,548,174)			1,550,664

LVIP Delaware Foundation® Aggressive Allocation Fund–23

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–1.13%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	2,292,910	$2,292,910

Total Money Market Fund (Cost $2,292,910)		2,292,910

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENT–1.82%
≠Discounted Commercial Paper–1.82%
Abbey National Treasury Services 0.30% 10/3/16	3,700,000	$3,699,938

Total Short-Term Investment (Cost $3,699,938)		3,699,938

TOTAL VALUE OF SECURITIES–100.53% (Cost $163,446,042)	203,918,904
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.53%)	(1,076,673)

NET ASSETS APPLICABLE TO 14,082,362 SHARES OUTSTANDING–100.00%	$202,842,231

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2016, the aggregate value of Rule 144A securities was $9,335,058, which represents 4.60% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of September 30, 2016. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

«	Includes $41,922 cash collateral held at broker and $22,702 foreign currencies collateral due to broker for futures contracts as of September 30, 2016.

@	Illiquid security. At September 30, 2016, the aggregate value of illiquid securities was $4,879,566, which represents 2.41% of the Fund’s net assets.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2016, the aggregate value of fair valued securities was $320,053, which represents 0.16% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2016.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2016.

LVIP Delaware Foundation® Aggressive Allocation Fund–24

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2016:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(361,697)	USD	277,295	10/28/16	$655
BAML	CAD	(126,199)	USD	95,503	10/28/16	(711)
BAML	EUR	85,362	USD	(95,969)	10/28/16	51
BAML	JPY	2,474,117	USD	(24,677)	10/28/16	(250)
BAML	NZD	(167,651)	USD	122,693	10/28/16	764
BB	COP	156,120,822	USD	(53,851)	10/28/16	(11)
BNP	AUD	15,240	USD	(11,671)	10/28/16	(15)
BNP	INR	1,831,669	USD	(27,461)	10/28/16	(64)
BNP	NOK	(67,529)	USD	8,315	10/28/16	(133)
BNYM	CAD	(1,500)	USD	1,137	10/3/16	(6)
CITI	ZAR	(394,921)	USD	29,172	10/28/16	551
HSBC	GBP	51,701	USD	(67,351)	10/28/16	(298)
JPMC	KRW	(73,705,250)	USD	67,111	10/28/16	224
JPMC	PLN	(82,145)	USD	21,500	10/28/16	33
TD	EUR	(54,645)	USD	61,392	10/28/16	(76)
TD	INR	1,824,563	USD	(27,365)	10/28/16	(74)
TD	JPY	(2,453,198)	USD	24,499	10/28/16	278
TD	MXN	(182,756)	USD	9,371	10/28/16	(22)
TD	NZD	(129,041)	USD	94,052	10/28/16	203
TD	ZAR	(503,000)	USD	37,127	10/28/16	673
UBS	IDR	(1,491,438,725)	USD	115,080	10/28/16	872

						$2,644

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(28)	U.S. Treasury 10 yr Notes	$(3,676,604)	$(3,671,500)	12/21/16	$5,104
20	U.S. Treasury Long Bonds	3,356,213	3,363,125	12/21/16	6,912

					$12,016

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[1]	Annual Protection Payments (Receipts)	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
	Protection Sold:
HSBC	CDX.EM.25[2]	680,000	1.00%	6/20/21	$(56,501)	$14,470

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

2Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa and Asia. Constituents for the index can be found at www.markit.com/Documentation.

LVIP Delaware Foundation® Aggressive Allocation Fund–25

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BB–Barclays Bank

BNP–Banque Paribas

BNYM–Bank of New York Mellon

CAD–Canadian Dollar

CDS–Credit Default Swap

CDX.EM–Credit Default Swap Index Emerging Markets

CITI–Citigroup Global Securities

COP–Colombian Peso

DB–Deutsche Bank

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

EUR–Euro

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GE–General Electric

GNMA–Government National Mortgage Association

GS–Goldman Sachs

HSBC–Hong Kong Shanghai Bank

IDR–Indonesian Rupiah

INR–Indian Rupee

IT–Information Technology

JPM–JPMorgan

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

LB–Lehman Brothers

MXN–Mexican Peso

NOK–Norwegian Kroner

NZD–New Zealand Dollar

PEN–Peruvian Nuevo Sol

PLN–Polish Zloty

RBS–Royal Bank of Scotland

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Bank

UBS–Union Bank of Switzerland

USD–U.S. Dollar

WF–Wells Fargo

yr–Year

ZAR–South African Rand

LVIP Delaware Foundation® Aggressive Allocation Fund–26

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Foundation® Aggressive Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on the Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (“CDS”) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$163,446,042

Aggregate unrealized appreciation	$49,399,873
Aggregate unrealized depreciation	(8,927,011)

Net unrealized appreciation	$40,472,862

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

LVIP Delaware Foundation® Aggressive Allocation Fund–27

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes (continued)

2. Investments (continued)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3	Total

Common Stock
U.S. Markets
Aerospace & Defense	$2,331,813	$—	$—	$2,331,813
Air Freight & Logistics	156,214	—	—	156,214
Auto Components	297,326	—	—	297,326
Automobiles	145,383	—	—	145,383
Banks	3,084,831	326,452	—	3,411,283
Beverages	166,418	—	—	166,418
Biotechnology	3,364,167	—	—	3,364,167
Building Products	166,451	198,656	—	365,107
Capital Markets	2,445,991	—	—	2,445,991
Chemicals	1,618,297	—	—	1,618,297
Commercial Services & Supplies	1,340,338	—	—	1,340,338
Communications Equipment	1,218,273	—	—	1,218,273
Construction & Engineering	327,423	—	—	327,423
Consumer Finance	180,652	—	—	180,652
Containers & Packaging	144,131	—	—	144,131
Diversified Telecommunication Services	1,985,809	—	—	1,985,809
Electric Utilities	736,950	—	—	736,950
Electrical Equipment	126,492	—	—	126,492
Electronic Equipment, Instruments & Components	123,195	—	—	123,195
Energy Equipment & Services	1,145,519	—	—	1,145,519
Equity Real Estate Investment Trusts	11,538,150	—	—	11,538,150
Food & Staples Retailing	1,441,781	—	—	1,441,781
Food Products	2,363,531	176,298	—	2,539,829
Gas Utilities	220,482	—	—	220,482
Health Care Equipment & Supplies	1,842,597	—	—	1,842,597
Health Care Providers & Services	3,017,676	—	—	3,017,676
Health Care Technology	174,407	—	—	174,407
Hotels, Restaurants & Leisure	789,219	102,372	—	891,591
Household Durables	83,255	—	—	83,255
Household Products	416,131	—	—	416,131
Industrial Conglomerates	606,184	—	—	606,184
Insurance	2,413,163	267,404	—	2,680,567
Internet & Direct Marketing Retail	1,539,116	—	—	1,539,116
Internet Software & Services	4,075,080	—	—	4,075,080
IT Services	3,413,834	683,775	—	4,097,609
Leisure Products	—	104,896	—	104,896
Life Sciences Tools & Services	563,243	—	—	563,243
Machinery	643,188	323,073	—	966,261
Media	1,295,770	—	—	1,295,770
Metals & Mining	340,404	—	—	340,404
Multiline Retail	241,885	—	—	241,885
Multi-Utilities	178,343	—	—	178,343

LVIP Delaware Foundation® Aggressive Allocation Fund–28

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Oil, Gas & Consumable Fuels	$4,033,445	$—	$—	$4,033,445
Paper & Forest Products	301,214	—	—	301,214
Pharmaceuticals	4,300,629	—	—	4,300,629
Professional Services	1,017,044	—	—	1,017,044
Road & Rail	452,448	—	—	452,448
Semiconductors & Semiconductor Equipment	3,726,561	—	—	3,726,561
Software	3,676,984	746,649	—	4,423,633
Specialty Retail	1,697,722	—	—	1,697,722
Technology Hardware, Storage & Peripherals	640,428	—	—	640,428
Textiles, Apparel & Luxury Goods	371,849	—	—	371,849
Thrifts & Mortgage Finance	195,802	—	—	195,802
Trading Companies & Distributors	131,339	—	—	131,339
Developed Markets
Aerospace & Defense	—	481,773	—	481,773
Air Freight & Logistics	—	816,213	—	816,213
Auto Components	—	922,150	—	922,150
Automobiles	—	1,566,437	—	1,566,437
Banks	568,997	2,679,831	—	3,248,828
Beverages	—	1,208,554	—	1,208,554
Biotechnology	—	400,201	—	400,201
Construction & Engineering	—	985,793	—	985,793
Diversified Telecommunication Services	—	961,736	—	961,736
Food & Staples Retailing	—	409,546	—	409,546
Food Products	—	559,981	—	559,981
Household Durables	—	615,015	—	615,015
Industrial Conglomerates	—	747,196	—	747,196
Insurance	—	654,492	—	654,492
IT Services	920,896	—	—	920,896
Life Sciences Tools & Services	160,156	—	—	160,156
Machinery	—	461,533	—	461,533
Media	—	290,489	—	290,489
Metals & Mining	425,517	403,654	—	829,171
Multi-Utilities	—	358,141	—	358,141
Oil, Gas & Consumable Fuels	435,835	558,361	—	994,196
Pharmaceuticals	1,107,285	2,404,608	—	3,511,893
Professional Services	—	611,866	—	611,866
Road & Rail	—	809,849	—	809,849
Software	—	583,848	—	583,848
Specialty Retail	—	553,572	—	553,572
Textiles, Apparel & Luxury Goods	—	1,360,009	—	1,360,009
Tobacco	—	896,481	—	896,481
Trading Companies & Distributors	—	1,099,876	—	1,099,876
Wireless Telecommunication Services	—	515,249	—	515,249
Emerging Markets
Airlines	43,987	—	—	43,987
Automobiles	—	315,393	—	315,393
Banks	1,112,638	1,029,709	—	2,142,347
Beverages	380,797	378,836	—	759,633
Building Products	—	301,986	—	301,986
Chemicals	275,896	—	—	275,896
Construction Materials	220,951	291,096	—	512,047
Diversified Financial Services	—	201,455	—	201,455
Diversified Telecommunication Services	273,411	94,241	—	367,652
Electronic Equipment, Instruments & Components	—	309,064	—	309,064
Food & Staples Retailing	207,950	200,210	—	408,160

LVIP Delaware Foundation® Aggressive Allocation Fund–29

LVIP Delaware Foundation® Aggressive Allocation Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Food Products	$197,879	$709,116	$—	$906,995
Hotels, Restaurants & Leisure	—	83,793	—	83,793
Insurance	—	249,212	—	249,212
Internet & Direct Marketing Retail	496,457	375,063	—	871,520
Internet Software & Services	1,505,211	916,853	—	2,422,064
IT Services	152,146	—	—	152,146
Media	347,175	—	—	347,175
Metals & Mining	63,536	31,435	—	94,971
Multiline Retail	—	129,353	—	129,353
Oil, Gas & Consumable Fuels	1,741,114	870,374	—	2,611,488
Personal Products	239,596	—	—	239,596
Real Estate Management & Development	—	175,611	—	175,611
Road & Rail	9,837	—	—	9,837
Semiconductors & Semiconductor Equipment	327,313	623,480	—	950,793
Technology Hardware, Storage & Peripherals	—	1,246,989	—	1,246,989
Transportation Infrastructure	33,470	—	—	33,470
Wireless Telecommunication Services	1,462,675	587,703	—	2,050,378
Convertible Preferred Stock	53,900	13,050	—	66,950
Exchange-Traded Funds	18,592,263	—	—	18,592,263
Preferred Stock	—	273,309	—	273,309
Agency Collateralized Mortgage Obligations	—	1,266,639	—	1,266,639
Agency Commercial Mortgage-Backed Securities	—	579,843	—	579,843
Agency Mortgage-Backed Securities	—	12,048,005	—	12,048,005
Convertible Bonds	—	419,073	—	419,073
Corporate Bonds	—	25,380,690	—	25,380,690
Municipal Bonds	—	573,344	—	573,344
Non-Agency Asset-Backed Securities	—	1,377,644	25,000	1,402,644
Non-Agency Collateralized Mortgage Obligations	—	400,689	—	400,689
Non-Agency Commercial Mortgage-Backed Securities	—	2,777,081	—	2,777,081
Regional Bonds	—	342,277	—	342,277
Senior Secured Loans	—	3,452,509	74,606	3,527,115
Sovereign Bonds	—	837,467	—	837,467
Supranational Banks	—	361,700	—	361,700
U.S. Treasury Obligations	—	1,550,664	—	1,550,664
Money Market Fund	2,292,910	—	—	2,292,910
Short-Term Investments	—	3,699,938	—	3,699,938

Total	$112,498,375	$91,320,923	$99,606	$203,918,904

Foreign Currency Exchange Contracts	$—	$2,644	$—	$2,644

Futures Contracts	$12,016	$—	$—	$12,016

Swap Contracts	$—	$14,470	$—	$14,470

As a result of utilizing international fair value pricing at September 30, 2016, a portion of the portfolio was categorized as Level 2.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Delaware Foundation® Aggressive Allocation Fund–30

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–31.44%
U.S. MARKETS–20.19%
Aerospace & Defense–0.58%
†Esterline Technologies	610	$46,384
†KEYW Holding	5,140	56,746
†KLX	2,440	85,888
Lockheed Martin	750	179,790
Northrop Grumman	2,400	513,480
Raytheon	3,700	503,681
Rockwell Collins	750	63,255
United Technologies	1,950	198,120

		1,647,344

Air Freight & Logistics–0.04%
†XPO Logistics	3,020	110,743

		110,743

Auto Components–0.07%
BorgWarner	1,750	61,565
†Tenneco	2,510	146,258

		207,823

Automobiles–0.04%
Ford Motor	8,650	104,405

		104,405

Banks–0.85%
BB&T	13,800	520,536
Bryn Mawr Bank	1,660	53,103
Cardinal Financial	3,410	88,967
Citigroup	3,700	174,751
City Holding	2,130	107,118
@CoBiz Financial	4,210	56,035
@Flushing Financial	3,740	88,713
Great Western Bancorp	3,090	102,959
Hope Bancorp	5,840	101,441
@Independent Bank (Massachusetts)	1,470	79,512
JPMorgan Chase & Co.	3,850	256,371
KeyCorp	9,300	113,181
Old National Bancorp	7,510	105,591
Prosperity Bancshares	2,170	119,111
Sterling Bancorp	6,740	117,950
Umpqua Holdings	5,890	88,645
Webster Financial	3,290	125,053
†Western Alliance Bancorp	2,990	112,245

		2,411,282

Beverages–0.04%
PepsiCo	1,150	125,086

		125,086

Biotechnology–0.83%
AbbVie	3,000	189,210
†Acorda Therapeutics	2,840	59,299
†Alkermes	1,600	75,248
†Biogen	1,534	480,188

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Biotechnology (continued)
†Celgene	7,078	$739,863
†Cepheid	1,560	82,196
Gilead Sciences	2,210	174,855
†Ligand Pharmaceuticals Class B	990	101,039
†Repligen	260	7,849
†Retrophin	3,850	86,163
†Spectrum Pharmaceuticals	8,110	37,874
†TESARO	1,320	132,317
†Vanda Pharmaceuticals	5,510	91,686
†Vertex Pharmaceuticals	900	78,489

		2,336,276

Building Products–0.09%
@AAON	4,655	134,157
†Continental Building Products	5,530	116,075

		250,232

Capital Markets–0.61%
Ameriprise Financial	800	79,816
Bank of New York Mellon	12,500	498,500
BlackRock	300	108,738
Evercore Partners Class A	2,160	111,262
Houlihan Lokey	2,340	58,617
Intercontinental Exchange	1,873	504,511
Invesco	3,250	101,628
Raymond James Financial	1,400	81,494
State Street	1,400	97,482
†Stifel Financial	2,100	80,745

		1,722,793

Chemicals–0.41%
†Axalta Coating Systems	3,550	100,359
Balchem	900	69,777
†Chemtura	1,960	64,308
Eastman Chemical	1,850	125,208
EI du Pont de Nemours & Co.	7,778	520,893
Minerals Technologies	2,070	146,328
Quaker Chemical	1,170	123,938

		1,150,811

Commercial Services & Supplies–0.33%
ABM Industries	2,440	96,868
Essendant	3,180	65,254
Republic Services	1,300	65,585
Tetra Tech	3,300	117,051
U.S. Ecology	1,780	79,815
Waste Management	8,200	522,832

		947,405

Communications Equipment–0.31%
Cisco Systems	22,350	708,942
†NETGEAR	1,710	103,438

LVIP Delaware Foundation® Conservative Allocation Fund–1

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Communications Equipment (continued)
Plantronics	1,440	$74,822

		887,202

Construction & Engineering–0.08%
Granite Construction	2,910	144,743
†MYR Group	2,820	84,882

		229,625

Consumer Finance–0.05%
Capital One Financial	1,800	129,294

		129,294

Containers & Packaging–0.04%
WestRock	2,113	102,438

		102,438

Diversified Telecommunication Services–0.50%
AT&T	20,307	824,667
ATN International	1,210	78,698
Verizon Communications	9,660	502,127

		1,405,492

Electric Utilities–0.18%
Edison International	7,000	505,750

		505,750

Electrical Equipment–0.03%
Eaton	1,400	91,994

		91,994

Electronic Equipment, Instruments & Components–0.03%
†Anixter International	1,320	85,140

		85,140

Energy Equipment & Services–0.29%
Halliburton	13,650	612,612
Schlumberger	2,600	204,464

		817,076

Equity Real Estate Investment Trusts–2.78%
American Tower	1,700	192,661
Apartment Investment & Management	1,950	89,525
AvalonBay Communities	1,400	248,976
Boston Properties	1,950	265,765
Brandywine Realty Trust	5,850	91,377
Camden Property Trust	400	33,496
Cousins Properties	3,725	38,889
Crown Castle International	5,705	537,468
DCT Industrial Trust	2,058	99,916
DDR	6,675	116,345
Douglas Emmett	3,625	132,784
Duke Realty	7,175	196,093
EastGroup Properties	1,410	103,720
EPR Properties	1,780	140,157

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts (continued)
Equinix	726	$261,541
Equity LifeStyle Properties	950	73,321
Equity One	1,950	59,689
Equity Residential	3,575	229,980
Essex Property Trust	675	150,323
Extra Space Storage	950	75,439
Federal Realty Investment Trust	375	57,724
First Industrial Realty Trust	6,490	183,148
First Potomac Realty Trust	2,225	20,359
General Growth Properties	7,675	211,830
Gramercy Property Trust	10,290	99,196
Healthcare Realty Trust	2,050	69,823
Healthcare Trust of America Class A	1,962	64,000
Highwoods Properties	2,050	106,846
Host Hotels & Resorts	12,205	190,032
Kilroy Realty	1,225	84,954
Kimco Realty	3,775	109,286
Kite Realty Group Trust	4,232	117,311
LaSalle Hotel Properties	4,230	100,970
Lexington Realty Trust	4,425	45,578
Liberty Property Trust	950	38,333
Life Storage	730	64,926
LTC Properties	375	19,496
Macerich	1,100	88,957
Mack-Cali Realty	3,370	91,731
National Retail Properties	4,000	203,400
Pebblebrook Hotel Trust	4,360	115,976
Post Properties	1,225	81,009
Prologis	5,075	271,716
PS Business Parks	575	65,303
Public Storage	950	211,983
Ramco-Gershenson Properties Trust	8,950	167,723
Regency Centers	1,650	127,859
RLJ Lodging Trust	2,250	47,318
Sabra Health Care REIT	1,100	27,698
Simon Property Group	3,025	626,205
SL Green Realty	1,400	151,340
Spirit Realty Capital	5,575	74,315
Tanger Factory Outlet Centers	2,250	87,660
Taubman Centers	525	39,065
UDR	3,250	116,968
Urban Edge Properties	1,025	28,844
Ventas	3,050	215,422
VEREIT	3,750	38,888
Vornado Realty Trust	2,025	204,950
Welltower	1,050	78,509

		7,884,116

Food & Staples Retailing–0.36%
Casey’s General Stores	1,450	174,217
CVS Health	7,140	635,389

LVIP Delaware Foundation® Conservative Allocation Fund–2

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Food & Staples Retailing (continued)
Walgreens Boots Alliance	2,419	$195,020

		1,004,626

Food Products–0.63%
Archer-Daniels-Midland	12,400	522,908
General Mills	1,400	89,432
@J&J Snack Foods	1,040	123,885
Kraft Heinz	6,033	540,014
Mondelez International	11,400	500,460

		1,776,699

Gas Utilities–0.05%
South Jersey Industries	2,010	59,396
Spire	1,470	93,698

		153,094

Health Care Equipment & Supplies–0.45%
Abbott Laboratories	12,000	507,480
CONMED	2,590	103,755
CryoLife	5,406	94,983
DENTSPLY SIRONA	4,200	249,606
†Merit Medical Systems	4,417	107,289
†Quidel	4,250	93,883
West Pharmaceutical Services	750	55,875
†Wright Medical Group	2,960	72,609

		1,285,480

Health Care Providers & Services–0.77%
†Air Methods	2,950	92,895
Cardinal Health	6,600	512,820
†Express Scripts Holding	8,700	613,611
HealthSouth	2,050	83,169
Quest Diagnostics	6,300	533,169
†Team Health Holdings	2,350	76,516
UnitedHealth Group	1,350	189,000
†WellCare Health Plans	620	72,596

		2,173,776

Health Care Technology–0.04%
†IMS Health Holdings	3,788	118,716

		118,716

Hotels, Restaurants & Leisure–0.22%
Aramark	1,250	47,537
Cheesecake Factory	1,370	68,582
†Chuy’s Holdings	870	24,308
†@Del Frisco’s Restaurant Group	5,340	71,930
†Fiesta Restaurant Group	2,700	64,800
Jack in the Box	1,230	118,006
†Popeyes Louisiana Kitchen	1,910	101,497
Starbucks	2,200	119,108

		615,768

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Household Durables–0.02%
Newell Brands	1,236	$65,088

		65,088

Household Products–0.11%
Kimberly-Clark	900	113,526
Procter & Gamble	2,120	190,270

		303,796

Industrial Conglomerates–0.16%
General Electric	10,200	302,124
Honeywell International	1,200	139,908

		442,032

Insurance–0.67%
Aflac	2,200	158,114
Allstate	7,700	532,686
American Equity Investment Life Holding	4,880	86,522
@Infinity Property & Casualty	950	78,499
Marsh & McLennan	7,800	524,550
Primerica	2,130	112,954
Prudential Financial	950	77,568
@Selective Insurance Group	2,720	108,419
Travelers	1,330	152,352
United Fire Group	1,830	77,446

		1,909,110

Internet & Direct Marketing Retail–0.38%
†Amazon.com	200	167,462
†Liberty Interactive Corp. QVC Group Class A	23,173	463,692
†Shutterfly	2,110	94,190
†TripAdvisor	5,379	339,845

		1,065,189

Internet Software & Services–1.00%
†Alphabet Class A	979	787,175
†Alphabet Class C	424	329,571
†eBay	14,633	481,426
†Facebook Class A	6,343	813,617
†GrubHub	1,810	77,812
†inContact	3,540	49,489
j2 Global	1,880	125,227
†Q2 Holdings	1,430	40,984
†Yahoo	3,000	129,300

		2,834,601

IT Services–1.00%
Accenture Class A	1,050	128,279
Convergys	3,510	106,774
†ExlService Holdings	2,460	122,606
Mastercard Class A	4,963	505,085
†PayPal Holdings	15,204	622,908

LVIP Delaware Foundation® Conservative Allocation Fund–3

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services (continued)
Sabre	4,800	$135,264
TeleTech Holdings	2,330	67,547
Visa Class A	8,040	664,908
@Xerox	46,800	474,084

		2,827,455

Leisure Products–0.03%
†@Malibu Boats Class A	5,020	74,798

		74,798

Life Sciences Tools & Services–0.14%
†Quintiles IMS Holdings	2,920	236,695
Thermo Fisher Scientific	1,000	159,060

		395,755

Machinery–0.24%
@Barnes Group	3,520	142,736
@Columbus McKinnon	4,540	80,994
ESCO Technologies	3,080	142,974
Federal Signal	4,750	62,985
Kadant	2,290	119,332
Parker-Hannifin	1,000	125,530

		674,551

Media–0.33%
Cinemark Holdings	2,750	105,270
Comcast Class A	2,850	189,069
†Liberty Global Class A	1,710	58,448
†Liberty Global Class C	6,578	217,337
National CineMedia	5,000	73,600
Walt Disney	3,000	278,580

		922,304

Metals & Mining–0.08%
Kaiser Aluminum	1,230	106,383
Worthington Industries	2,720	130,642

		237,025

Multiline Retail–0.06%
Dollar General	2,363	165,386

		165,386

Multi-Utilities–0.05%
NorthWestern	2,240	128,867

		128,867

Oil, Gas & Consumable Fuels–0.98%
†Carrizo Oil & Gas	3,330	135,265
Chevron	8,171	840,959
ConocoPhillips	11,200	486,864
EOG Resources	900	87,039
Marathon Oil	19,915	314,856
Occidental Petroleum	8,650	630,758

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
†Parsley Energy Class A	1,090	$36,526
†PDC Energy	1,500	100,590
†RSP Permian	2,280	88,418
†Synergy Resources	6,930	48,025

		2,769,300

Paper & Forest Products–0.07%
†Boise Cascade	3,030	76,962
Neenah Paper	1,700	134,317

		211,279

Pharmaceuticals–1.07%
†Allergan	2,880	663,293
†Catalent	4,250	109,820
Johnson & Johnson	4,589	542,099
†Medicines	2,670	100,766
Merck & Co.	12,597	786,179
Pfizer	22,464	760,856
†Prestige Brands Holdings	1,438	69,412

		3,032,425

Professional Services–0.25%
Kforce	5,550	113,719
Nielsen Holdings	7,182	384,740
†On Assignment	2,840	103,064
†TriNet Group	230	4,975
†WageWorks	1,593	97,030

		703,528

Road & Rail–0.11%
JB Hunt Transport Services	900	73,026
†Swift Transportation	3,720	79,868
Union Pacific	1,750	170,678

		323,572

Semiconductors & Semiconductor Equipment–0.91%
Analog Devices	850	54,783
†Applied Micro Circuits	10,505	73,010
Broadcom	800	138,016
Brooks Automation	4,790	65,192
Intel	18,961	715,778
†MACOM Technology Solutions Holdings	1,620	68,591
Maxim Integrated Products	4,000	159,720
†MaxLinear Class A	4,490	91,012
†Microsemi	2,680	112,506
QUALCOMM	11,413	781,791
†Semtech	4,120	114,248
†Silicon Laboratories	1,780	104,664
†Synaptics	1,860	108,959

		2,588,270

LVIP Delaware Foundation® Conservative Allocation Fund–4

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Software–1.08%
†Adobe Systems	1,450	$157,383
@CA	15,309	506,422
†Callidus Software	5,090	93,401
†Electronic Arts	5,403	461,416
†Guidewire Software	620	37,188
Intuit	1,997	219,690
Microsoft	14,109	812,678
†Proofpoint	1,820	136,227
†salesforce.com	2,000	142,660
SS&C Technologies Holdings	2,150	69,123
Symantec	12,597	316,185
†Tyler Technologies	670	114,724

		3,067,097

Specialty Retail–0.42%
†Express	5,650	66,613
†Five Below	1,190	47,945
Home Depot	1,250	160,850
L Brands	4,675	330,850
Lowe’s	6,700	483,807
Tractor Supply	1,650	111,128

		1,201,193

Technology Hardware, Storage & Peripherals–0.16%
Apple	4,080	461,244

		461,244

Textiles, Apparel & Luxury Goods–0.09%
†G-III Apparel Group	2,590	75,499
NIKE Class B	1,300	68,445
†Steven Madden	3,172	109,624

		253,568

Thrifts & Mortgage Finance–0.05%
†Essent Group	2,740	72,911
WSFS Financial	1,740	63,493

		136,404

Trading Companies & Distributors–0.03%
Applied Industrial Technologies	2,010	93,947

		93,947

Total U.S. Markets (Cost $37,023,296)		57,168,270

§DEVELOPED MARKETS–6.76%
Aerospace & Defense–0.12%
Meggitt	57,167	333,667

		333,667

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Air Freight & Logistics–0.20%
Deutsche Post	17,996	$563,428

		563,428

Auto Components–0.23%
Sumitomo Rubber Industries	27,600	417,475
Valeo	4,044	236,043

		653,518

Automobiles–0.38%
Bayerische Motoren Werke	5,087	428,301
Toyota Motor	11,300	655,473

		1,083,774

Banks–0.79%
ING Groep	32,236	397,973
Mitsubishi UFJ Financial Group	122,500	620,596
Nordea Bank	59,157	587,457
†Standard Chartered	50,888	414,114
UniCredit	92,968	216,700

		2,236,840

Beverages–0.30%
Carlsberg Class B	5,238	500,616
Coca-Cola Amatil	42,550	335,513

		836,129

Biotechnology–0.10%
Shire	4,322	279,474

		279,474

Construction & Engineering–0.24%
Vinci	9,066	694,260

		694,260

Diversified Telecommunication Services–0.24%
Nippon Telegraph & Telephone	14,582	666,922

		666,922

Food & Staples Retailing–0.10%
Tesco	120,272	284,859

		284,859

Food Products–0.14%
†Aryzta	8,778	390,461

		390,461

Household Durables–0.15%
Techtronic Industries	109,500	428,944

		428,944

Industrial Conglomerates–0.18%
Koninklijke Philips	17,584	520,303

		520,303

LVIP Delaware Foundation® Conservative Allocation Fund–5

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Insurance–0.16%
AXA	21,325	$453,416

		453,416

IT Services–0.23%
†CGI Group Class A	11,699	557,240
†InterXion Holding	2,310	83,668

		640,908

Life Sciences Tools & Services–0.04%
†ICON	1,450	112,187

		112,187

Machinery–0.11%
Minebea	34,000	321,560

		321,560

Media–0.07%
Publicis Groupe	2,675	202,411

		202,411

Metals & Mining–0.21%
Alamos Gold	19,111	157,322
†Anglo American ADR	6,200	39,060
Rio Tinto	8,355	277,689
Yamana Gold	25,037	107,824

		581,895

Multi-Utilities–0.09%
National Grid	17,759	250,807

		250,807

Oil, Gas & Consumable Fuels–0.24%
Suncor Energy	10,800	299,810
TOTAL	8,181	389,093

		688,903

Pharmaceuticals–0.87%
Novartis	7,990	630,573
Novo Nordisk ADR	4,964	206,453
Sanofi	8,182	623,067
STADA Arzneimittel	7,684	427,530
Teva Pharmaceutical Industries ADR	12,300	565,923

		2,453,546

Professional Services–0.15%
Teleperformance	4,005	427,218

		427,218

Road & Rail–0.19%
East Japan Railway	5,967	538,606

		538,606

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Software–0.14%
Playtech	34,586	$408,178

		408,178

Specialty Retail–0.14%
Nitori Holdings	3,206	384,312

		384,312

Textiles, Apparel & Luxury Goods–0.33%
Kering	1,551	312,965
Yue Yuen Industrial Holdings	153,500	634,392

		947,357

Tobacco–0.22%
Japan Tobacco	15,500	634,496

		634,496

Trading Companies & Distributors–0.27%
ITOCHU	47,142	593,497
Rexel	12,093	185,245

		778,742

Wireless Telecommunication Services–0.13%
Tele2 Class B	41,304	356,539

		356,539

Total Developed Markets (Cost $15,539,944)		19,153,660

×EMERGING MARKETS–4.49%
Airlines–0.02%
†Gol Linhas Aereas Inteligentes ADR	2,481	47,040

		47,040

Automobiles–0.08%
Astra International	105,100	66,689
Mahindra & Mahindra	7,420	156,934

		223,623

Banks–0.54%
Akbank	77,374	207,280
Banco Bradesco ADR	15,200	137,864
Bangkok Bank	19,705	92,771
China Construction Bank	160,618	120,630
Grupo Financiero Banorte	13,600	71,396
Grupo Financiero Santander Mexico Class B ADR	13,200	116,160
ICICI Bank ADR	24,800	185,256
Industrial & Commercial Bank of China	166,080	105,406
Itau Unibanco Holding ADR	17,101	187,085
KB Financial Group ADR	3,122	106,804
=Sberbank of Russia	85,248	197,308

		1,527,960

LVIP Delaware Foundation® Conservative Allocation Fund–6

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Beverages–0.19%
Anadolu Efes Biracilik Ve Malt Sanayii	14,432	$87,362
Cia Cervecerias Unidas ADR	4,000	80,760
Fomento Economico Mexicano ADR	2,034	187,209
@Lotte Chilsung Beverage	82	119,299
Tsingtao Brewery	13,542	53,011

		527,641

Building Products–0.07%
KCC	571	205,768

		205,768

Chemicals–0.07%
Braskem ADR	7,203	110,782
Sociedad Quimica y Minera de Chile ADR	3,000	80,700

		191,482

Construction Materials–0.12%
†Cemex ADR	15,583	123,726
†Cemex Latam Holdings	7,601	28,892
UltraTech Cement	3,479	201,457

		354,075

Diversified Financial Services–0.05%
Reliance Capital	9,965	82,154
Remgro	3,560	59,572

		141,726

Diversified Telecommunication Services–0.09%
LG Uplus	6,316	67,547
Telefonica Brasil ADR	13,495	195,273

		262,820

Electronic Equipment, Instruments & Components–0.08%
Hon Hai Precision Industry	61,680	156,092
Samsung SDI	706	62,013

		218,105

Food & Staples Retailing–0.10%
Cia Brasileira de Distribuicao ADR	4,900	80,311
Wal-Mart de Mexico Class V	30,957	67,774
†X5 Retail Group GDR	4,842	140,414

		288,499

Food Products–0.23%
BRF ADR	7,801	133,085
China Mengniu Dairy	65,000	121,657
@Lotte Confectionery	950	152,052
Tingyi Cayman Islands Holding	64,606	75,161
@Uni-President China Holdings	219,000	156,028

		637,983

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Hotels, Restaurants & Leisure–0.02%
†@Arcos Dorados Holdings	10,700	$56,389

		56,389

Insurance–0.06%
Samsung Life Insurance	1,825	175,265

		175,265

Internet & Direct Marketing Retail–0.22%
†@B2W Cia Digital	54,703	268,120
†Ctrip.com International ADR	7,100	330,647
†Qunar Cayman Islands ADR	600	17,400

		616,167

Internet Software & Services–0.61%
†Alibaba Group Holding ADR	2,500	264,475
†Baidu ADR	3,000	546,210
†SINA	3,325	245,485
†@Sohu.com	5,200	230,100
Tencent Holdings	15,200	422,591
†Weibo ADR	333	16,672

		1,725,533

IT Services–0.04%
†WNS Holdings ADR	3,600	107,820

		107,820

Media–0.08%
Grupo Televisa ADR	9,198	236,297

		236,297

Metals & Mining–0.02%
†Impala Platinum Holdings	4,458	22,526
Vale ADR	8,300	45,650

		68,176

Multiline Retail–0.03%
Woolworths Holdings	15,815	89,294

		89,294

Oil, Gas & Consumable Fuels–0.60%
Cairn India	22,734	68,674
China Petroleum & Chemical	140,050	103,393
Gazprom ADR	31,797	134,033
Lukoil ADR	2,998	146,093
PetroChina ADR	908	60,654
†Petroleo Brasileiro ADR	24,155	225,366
PTT-Foreign	13,878	135,776
#Reliance Industries GDR 144A	19,612	643,274
Rosneft GDR	21,867	119,609
Tambang Batubara Bukit Asam Persero	74,900	55,458

		1,692,330

LVIP Delaware Foundation® Conservative Allocation Fund–7

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Personal Products–0.06%
Hypermarcas	19,800	$171,263

		171,263

Real Estate Management & Development–0.04%
#@=Etalon Group GDR 144A	6,900	18,975
†@IRSA Inversiones y Representaciones ADR	2,100	39,879
UEM Sunrise	183,302	52,458

		111,312

Road & Rail–0.00%
†Rumo Logistica Operadora Multimodal	3,630	7,043

		7,043

Semiconductors & Semiconductor Equipment–0.25%
MediaTek	16,000	122,847
Taiwan Semiconductor Manufacturing	61,594	362,058
Taiwan Semiconductor Manufacturing ADR	7,400	226,366

		711,271

Technology Hardware, Storage & Peripherals–0.31%
Samsung Electronics	601	875,514

		875,514

Transportation Infrastructure–0.01%
Santos Brasil Participacoes	29,190	25,132

		25,132

Wireless Telecommunication Services–0.50%
America Movil ADR	6,800	77,792
China Mobile	25,120	308,583
China Mobile ADR	800	49,216
MegaFon GDR	3,986	37,992
Mobile TeleSystems ADR	5,600	42,728
SK Telecom ADR	22,200	501,720
Tim Participacoes ADR	16,900	206,856
†Turkcell Iletisim Hizmetleri ADR	7,751	62,473
VimpelCom ADR	22,300	77,604
Vodacom Group	5,149	57,852

		1,422,816

Total Emerging Markets (Cost $11,911,291)		12,718,344

Total Common Stock (Cost $64,474,531)		89,040,274

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK–0.12%
Bank of America 7.25%, exercise price $50.00, expiration date 12/31/49	42	$51,275
DTE Energy 6.50%, exercise price $116.31, expiration date 10/1/19	102	5,304
Exelon 6.50%, exercise price $43.75, expiration date 6/1/17	1,200	56,088
@Huntington Bancshares 8.50%, exercise price $11.95, expiration date 12/31/49	62	89,899
T-Mobile US 5.50%, exercise price $31.02, expiration date 12/15/17	588	45,905
Wells Fargo & Co. 7.50%, exercise price $156.71, expiration date 12/31/49	66	86,368

Total Convertible Preferred Stock (Cost $304,221)		334,839

EXCHANGE-TRADED FUNDS–4.76%
iShares iBoxx $ High Yield Corporate Bond ETF	1,100	95,986
iShares MSCI EAFE Growth Index ETF	98,515	6,736,456
iShares MSCI EAFE Index ETF	57,630	3,407,662
Vanguard FTSE Developed Markets ETF	86,305	3,228,670

Total Exchange-Traded Funds (Cost $10,112,796)		13,468,774

PREFERRED STOCK–0.44%
•General Electric 5.00%	410,000	436,527
•Integrys Energy Group 6.00%	8,750	239,859
#•PNC Preferred Funding Trust II 144A 2.073%	500,000	478,750
#•USB Realty 144A 1.827%	100,000	90,000

Total Preferred Stock (Cost $1,101,725)		1,245,136

	Principal Amount°

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.55%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	2,429	2,742
Series 2003-26 AT 5.00% 11/25/32	8,625	8,656
Series 2005-70 PA 5.50% 8/25/35	13,827	15,678
•*Series 2008-15 SB 6.075% 8/25/36	27,872	5,790
Series 2010-41 PN 4.50% 4/25/40	235,000	260,347

LVIP Delaware Foundation® Conservative Allocation Fund–8

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2010-43 HJ 5.50% 5/25/40	22,052	$24,963
Series 2010-96 DC 4.00% 9/25/25	272,581	289,983
•*Series 2010-129 SM 5.475% 11/25/40	217,717	37,876
*Series 2012-98 MI 3.00% 8/25/31	306,211	29,973
•*Series 2012-122 SD 5.575% 11/25/42	362,373	78,764
*Series 2013-26 ID 3.00% 4/25/33	253,253	32,040
*Series 2013-38 AI 3.00% 4/25/33	239,744	28,085
*Series 2013-43 IX 4.00% 5/25/43	849,897	176,761
*Series 2013-44 DI 3.00% 5/25/33	756,978	106,377
*Series 2013-55 AI 3.00% 6/25/33	353,595	44,459
Series 2014-36 ZE 3.00% 6/25/44	157,645	158,871
•*Series 2014-68 BS 5.625% 11/25/44	300,599	63,372
•*Series 2014-90 SA 5.625% 1/25/45	846,933	174,764
•*Series 2015-27 SA 5.925% 5/25/45	113,853	26,913
Series 2015-44 Z 3.00% 9/25/43	271,999	271,551
•*Series 2015-95 SH 5.475% 1/25/46	261,403	66,428
•*Series 2016-55 SK 5.475% 8/25/46	212,296	57,198
•*Series 2016-62 SA 5.475% 9/25/46	410,363	117,983
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	4,286	4,926
Series 2557 WE 5.00% 1/15/18	2,020	2,057
Series 4065 DE 3.00% 6/15/32	40,000	42,551
*Series 4109 AI 3.00% 7/15/31	555,995	54,449
*Series 4120 IK 3.00% 10/15/32	453,929	54,039
*Series 4146 IA 3.50% 12/15/32	240,276	33,662
•*Series 4159 KS 5.626% 1/15/43	211,427	54,116
*Series 4181 DI 2.50% 3/15/33	141,361	16,380
•*Series 4184 GS 5.596% 3/15/43	237,748	60,744
*Series 4185 LI 3.00% 3/15/33	184,922	24,391
*Series 4191 CI 3.00% 4/15/33	78,302	9,893

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
*Series 4342 CI 3.00% 11/15/33	89,005	$9,101
Series 4435 DY 3.00% 2/15/35	222,000	231,737
Series 4592 WT 5.50% 6/15/46	494,677	555,012
•*Series 4594 SG 5.476% 6/15/46	610,429	170,018
Freddie Mac Strips
•*Series 267 S5 5.476% 8/15/42	300,403	67,599
•*Series 299 S1 5.476% 1/15/43	223,052	47,392
•*Series 326 S2 5.426% 3/15/44	155,212	34,273
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2014-DN4 M2 2.925% 10/25/24	220,585	221,717
•Series 2015-DNA3 M2 3.375% 4/25/28	500,000	515,432
•Series 2015-HQA1 M2 3.175% 3/25/28	250,000	255,801
•Series 2015-HQA2 M2 3.325% 5/25/28	250,000	258,259
•Series 2016-DNA1 M2 3.425% 7/25/28	250,000	258,308
•Series 2016-DNA3 M2 2.525% 12/25/28	250,000	254,188
•Series 2016-DNA4 M2 1.824% 3/25/29	250,000	250,075
•Series 2016-HQA2 M2 2.775% 11/25/28	250,000	256,336
◆Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	75,911	89,932
GNMA
Series 2010-113 KE 4.50% 9/20/40	575,000	645,799
Series 2013-113 AZ 3.00% 8/20/43	272,003	268,962
Series 2015-133 AL 3.00% 5/20/45	294,000	298,403
Series 2016-111 PB 2.50% 8/20/46	97,000	94,881

Total Agency Collateralized Mortgage Obligations (Cost $7,292,631)		7,220,007

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.74%
Freddie Mac Multifamily Structured Pass Through Certificates
◆Series K041 A2 3.171% 10/25/24	225,000	244,725
◆Series K055 A2 2.673% 3/25/26	335,000	350,508
◆Series K056 A2 2.525% 5/25/26	110,000	113,706

LVIP Delaware Foundation® Conservative Allocation Fund–9

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
◆Series K716 A2 3.13% 6/25/21	135,000	$144,340
◆Series K722 A1 2.183% 5/25/22	119,542	122,212
FREMF Mortgage Trust
#•Series 2011-K10 B 144A 4.79% 11/25/49	60,000	65,178
#•Series 2011-K14 B 144A 5.341% 2/25/47	70,000	78,309
#•Series 2011-K15 B 144A 5.116% 8/25/44	15,000	16,573
#•Series 2012-K18 B 144A 4.40% 1/25/45	85,000	92,403
#•Series 2012-K22 B 144A 3.811% 8/25/45	150,000	159,388
#•Series 2012-K23 C 144A 3.782% 10/25/45	45,000	44,878
#•Series 2012-K708 B 144A 3.883% 2/25/45	145,000	149,447
#•Series 2012-K708 C 144A 3.883% 2/25/45	60,000	59,993
#•Series 2013-K33 B 144A 3.618% 8/25/46	120,000	123,452
#•Series 2013-K35 C 144A 4.077% 8/25/23	30,000	29,367
#•Series 2013-K712 B 144A 3.484% 5/25/45	80,000	82,139
#•Series 2013-K713 B 144A 3.274% 4/25/46	50,000	51,287
#•Series 2013-K713 C 144A 3.274% 4/25/46	180,000	179,453

Total Agency Commercial Mortgage-Backed Securities (Cost $2,078,806)		2,107,358

AGENCY MORTGAGE-BACKED SECURITIES–11.57%
Fannie Mae ARM
•2.412% 5/1/43	103,488	106,543
•2.553% 6/1/43	37,436	38,476
•2.913% 7/1/45	51,375	53,422
•2.951% 12/1/45	63,840	66,686
•2.964% 4/1/46	54,001	56,258
•3.076% 8/1/35	1,484	1,565
•3.216% 4/1/44	95,570	99,784
•3.232% 3/1/44	134,104	140,976
•3.275% 9/1/43	90,077	94,320
Fannie Mae S.F. 30 yr
4.50% 11/1/39	86,176	96,080
4.50% 1/1/40	1,184,749	1,311,828
4.50% 6/1/40	91,617	101,905

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 8/1/40	27,744	$30,512
4.50% 7/1/41	230,370	255,758
4.50% 1/1/42	116,871	129,362
4.50% 8/1/42	1,368,667	1,510,428
4.50% 10/1/43	639,389	707,801
4.50% 10/1/44	77,083	85,249
4.50% 2/1/46	6,137,000	6,809,302
5.50% 12/1/32	3,922	4,458
5.50% 2/1/33	48,526	54,992
5.50% 6/1/33	29,493	33,485
5.50% 4/1/34	20,676	23,501
5.50% 7/1/34	5,006	5,700
5.50% 9/1/34	60,867	69,268
5.50% 11/1/34	21,361	24,305
5.50% 12/1/34	110,512	125,432
5.50% 1/1/35	8,970	10,212
5.50% 3/1/35	10,638	11,975
5.50% 5/1/35	92,007	104,613
5.50% 6/1/35	13,870	15,782
5.50% 1/1/36	80,806	91,902
5.50% 4/1/36	91,256	103,506
5.50% 7/1/36	86,760	98,650
5.50% 9/1/36	84,226	95,737
5.50% 11/1/36	15,155	17,154
5.50% 1/1/37	63,138	71,403
5.50% 4/1/37	264,626	301,895
5.50% 8/1/37	90,157	102,510
5.50% 9/1/37	72,740	82,192
5.50% 1/1/38	1,697	1,922
5.50% 2/1/38	41,504	47,067
5.50% 3/1/38	33,829	38,434
5.50% 6/1/38	151,800	171,762
5.50% 7/1/38	26,157	29,640
5.50% 9/1/38	148,518	168,682
5.50% 1/1/39	99,071	112,617
5.50% 2/1/39	227,478	257,986
5.50% 6/1/39	70,499	79,956
5.50% 10/1/39	170,798	193,052
5.50% 3/1/40	255,078	289,946
5.50% 7/1/40	131,311	149,307
5.50% 3/1/41	450,269	511,888
5.50% 6/1/41	185,067	210,886
5.50% 9/1/41	804,878	910,934
6.00% 5/1/36	69,730	80,081
6.00% 6/1/36	6,724	7,722
6.00% 9/1/36	28,866	33,864
6.00% 12/1/36	6,889	7,951
6.00% 2/1/37	22,657	25,998
6.00% 5/1/37	50,346	57,653
6.00% 6/1/37	3,842	4,455
6.00% 7/1/37	3,408	3,925
6.00% 8/1/37	29,143	33,361

LVIP Delaware Foundation® Conservative Allocation Fund–10

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 9/1/37	7,983	$9,159
6.00% 11/1/37	1,199	1,374
6.00% 5/1/38	121,633	139,559
6.00% 9/1/38	264,886	304,741
6.00% 10/1/38	10,190	11,693
6.00% 11/1/38	16,847	19,508
6.00% 1/1/39	34,210	39,169
6.00% 9/1/39	296,433	339,960
6.00% 10/1/39	243,891	284,402
6.00% 3/1/40	31,280	35,893
6.00% 7/1/40	109,439	125,488
6.00% 9/1/40	27,562	31,626
6.00% 11/1/40	11,403	13,292
6.00% 5/1/41	332,924	382,171
6.00% 6/1/41	114,652	131,535
6.00% 7/1/41	454,954	521,951
6.50% 2/1/36	35,463	40,849
6.50% 10/1/36	22,976	26,465
6.50% 8/1/37	805	927
6.50% 5/1/40	50,784	59,690
7.00% 12/1/37	7,242	7,797
7.50% 6/1/31	9,497	11,385
Fannie Mae S.F. 30 yr TBA
3.00% 10/1/46	2,306,000	2,396,709
3.00% 11/1/46	6,940,000	7,196,541
Freddie Mac ARM
•2.48% 1/1/44	239,055	247,101
•2.592% 12/1/33	6,598	6,984
•2.763% 10/1/45	55,135	56,976
•2.82% 9/1/45	354,536	367,266
•2.938% 10/1/45	96,216	100,281
•2.949% 11/1/44	31,717	32,882
•2.981% 11/1/45	68,272	71,171
•3.112% 3/1/46	133,418	139,321
•3.227% 6/1/37	2,929	3,103
Freddie Mac S.F. 30 yr
4.50% 4/1/39	15,269	16,879
4.50% 5/1/40	297,415	332,980
4.50% 3/1/42	68,548	75,677
4.50% 7/1/42	144,214	158,724
4.50% 12/1/43	174,155	192,878
4.50% 8/1/44	218,765	241,901
5.50% 3/1/34	8,304	9,432
5.50% 12/1/34	8,126	9,265
5.50% 6/1/36	5,148	5,847
5.50% 11/1/36	1,811	2,047
5.50% 12/1/36	2,248	2,543
5.50% 9/1/37	9,491	10,758
5.50% 4/1/38	34,587	39,207
5.50% 6/1/38	1,214	1,377
5.50% 7/1/38	34,692	39,390

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.50% 6/1/39	35,544	$40,216
5.50% 3/1/40	28,087	31,883
5.50% 8/1/40	20,054	22,727
5.50% 1/1/41	5,459	6,186
5.50% 6/1/41	322,296	365,669
6.00% 2/1/36	16,974	19,644
6.00% 3/1/36	22,377	25,861
6.00% 1/1/38	10,399	11,919
6.00% 6/1/38	27,500	31,556
6.00% 8/1/38	27,310	31,743
6.00% 5/1/40	54,871	63,342
6.00% 7/1/40	116,961	134,222
6.50% 4/1/39	41,323	47,555
7.00% 11/1/33	1,411	1,720
GNMA I S.F. 30 yr
5.00% 3/15/40	637,187	712,288
7.00% 12/15/34	74,091	89,597
GNMA II S.F. 30 yr
5.50% 5/20/37	43,648	48,833
5.50% 4/20/40	40,981	45,230
6.00% 2/20/39	71,732	82,029
6.00% 4/20/46	71,308	80,490

Total Agency Mortgage-Backed Securities (Cost $32,502,427)		32,762,600

CONVERTIBLE BONDS–0.84%
@Alaska Communications Systems Group 6.25% exercise price $10.28, maturity date 5/1/18	131,000	129,363
Atlas Air Worldwide Holdings 2.25% exercise price $74.05, maturity date 6/1/22	37,000	36,052
BioMarin Pharmaceutical 1.50% exercise price $94.15, maturity date 10/15/20	30,000	37,556
#Blackhawk Network Holdings 144A 1.50% exercise price $49.83, maturity date 1/15/22	58,000	55,535
Blackstone Mortgage Trust 5.25% exercise price $27.99, maturity date 12/1/18	114,000	125,543
Blucora 4.25% exercise price $21.66, maturity date 4/1/19	64,000	61,360
Brookdale Senior Living 2.75% exercise price $29.33, maturity date 6/15/18	77,000	76,759
Cemex 3.72% exercise price $11.45, maturity date 3/15/20	62,000	64,906
@Chart Industries 2.00% exercise price $69.03, maturity date 8/1/18	91,000	89,863

LVIP Delaware Foundation® Conservative Allocation Fund–11

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
#Ciena 144A 3.75% exercise price $20.17, maturity date 10/15/18	43,000	$54,610
#Clearwire Communications 144A 8.25% exercise price $7.08, maturity date 12/1/40	54,000	56,363
#DISH Network 144A 3.375% exercise price $65.18, maturity date 8/15/26	14,000	15,400
@GAIN Capital Holdings 4.125% exercise price $12.00, maturity date 12/1/18	53,000	50,615
@fGeneral Cable 4.50% exercise price $31.96, maturity date 11/15/29	97,000	65,293
HealthSouth 2.00% exercise price $37.59, maturity date 12/1/43	70,000	82,381
Helix Energy Solutions Group 3.25% exercise price $25.02, maturity date 3/15/32	67,000	63,441
fHologic 2.00% exercise price $31.18, maturity date 3/1/42	34,000	46,410
Infinera 1.75% exercise price $12.58, maturity date 6/1/18	50,000	52,625
#Insulet 144A 1.25% exercise price $58.37, maturity date 9/15/21	3,000	2,968
Jefferies Group 3.875% exercise price $44.04, maturity date 11/1/29	72,000	73,260
#Knowles 144A 3.25% exercise price $18.43, maturity date 11/1/21	20,000	21,225
#Liberty Interactive 144A 1.00% exercise price $64.15, maturity date 9/30/43	84,000	72,587
#Liberty Media 144A 2.25% exercise price $104.55, maturity date 9/30/46	14,000	14,604
#Medicines 144A 2.75% exercise price $48.97, maturity date 7/15/23	27,000	27,624
fMeritor 4.00% exercise price $26.73, maturity date 2/15/27	90,000	90,337
Micron Technology 3.00% exercise price $29.16, maturity date 11/15/43	33,000	29,494
@New Mountain Finance 5.00% exercise price $15.80, maturity date 6/15/19	28,000	28,700

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
Novellus Systems 2.625% exercise price $34.00, maturity date 5/15/41	29,000	$80,928
#NuVasive 144A 2.25% exercise price $59.82, maturity date 3/15/21	24,000	30,480
NXP Semiconductors 1.00% exercise price $102.84, maturity date 12/1/19	51,000	60,308
ON Semiconductor 1.00% exercise price $18.50, maturity date 12/1/20	42,000	42,788
PROS Holdings 2.00% exercise price $33.79, maturity date 12/1/19	74,000	73,260
Ship Finance International 5.75% exercise price $17.77, maturity date 10/15/21	21,000	21,000
@Spectrum Pharmaceuticals 2.75% exercise price $10.53, maturity date 12/15/18	73,000	65,426
Spirit Realty Capital 3.75% exercise price $13.10, maturity date 5/15/21	50,000	56,844
Synchronoss Technologies 0.75% exercise price $53.17, maturity date 8/15/19	73,000	77,426
@TPG Specialty Lending 4.50% exercise price $25.83, maturity date 12/15/19	52,000	53,820
•Vector Group 1.75% exercise price $23.46, maturity date 4/15/20	73,000	83,539
•Vector Group 2.50% exercise price $15.22, maturity date 1/15/19	35,000	51,983
VEREIT 3.75% exercise price $14.99, maturity date 12/15/20	78,000	79,804
Verint Systems 1.50% exercise price $64.46, maturity date 6/1/21	76,000	72,390

Total Convertible Bonds (Cost $2,304,699)		2,374,870

CORPORATE BONDS–33.19%
Aerospace & Defense–0.05%
Lockheed Martin 3.55% 1/15/26	135,000	146,163

		146,163

Air Freight & Logistics–0.21%
#•AerCap Global Aviation Trust 144A 6.50% 6/15/45	200,000	206,500

LVIP Delaware Foundation® Conservative Allocation Fund–12

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Air Freight & Logistics (continued)
Aviation Capital Group
#@144A 2.875% 9/17/18		10,000	$10,137
#144A 4.875% 10/1/25		165,000	179,231
#144A 6.75% 4/6/21		165,000	194,081

			589,949

Airlines–0.25%
#◆Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27		105,627	109,593
◆American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26		91,339	95,449
◆American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27		114,541	117,548
◆American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27		34,172	36,265
◆American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28		69,828	73,931
◆United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26		75,418	80,980
◆United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26		174,330	183,700
◆United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28		10,000	10,239

			707,705

Auto Components–0.13%
American Axle & Manufacturing 6.25% 3/15/21		205,000	214,737
Goodyear Tire & Rubber 5.00% 5/31/26		155,000	159,844

			374,581

Automobiles–0.15%
Daimler 2.75% 12/10/18	NOK	580,000	74,817
Ford Motor 7.45% 7/16/31		225,000	298,334
Toyota Finance Australia 3.04% 12/20/16	NZD	80,000	58,182

			431,333

Banks–4.92%
Australia & New Zealand Banking Group 2.625% 12/10/18	CAD	59,000	46,240
#•Banco Nacional de Comercio Exterior 144A 3.80% 8/11/26		200,000	194,440

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
#Banco Nacional de Costa Rica 144A 5.875% 4/25/21		200,000	$208,750
Bank Nederlandse Gemeenten
#144A 1.625% 4/19/21		238,000	240,152
5.25% 5/20/24	AUD	31,000	28,083
Bank of America
3.30% 8/5/21	AUD	30,000	23,160
4.45% 3/3/26		990,000	1,064,528
BB&T 2.05% 5/10/21		885,000	894,818
#BBVA Bancomer 144A 6.50% 3/10/21		150,000	164,437
Capital One 2.25% 9/13/21		250,000	250,196
Citizens Bank 2.55% 5/13/21		250,000	254,721
Citizens Financial Group 4.30% 12/3/25		160,000	168,200
Compass Bank 3.875% 4/10/25		250,000	244,986
Cooperatieve Rabobank
2.50% 9/4/20	NOK	270,000	35,369
3.75% 7/21/26		250,000	250,920
#Credit Suisse Group Funding Guernsey 144A 4.55% 4/17/26		730,000	767,972
#Export-Import Bank of India 144A 3.375% 8/5/26		300,000	304,983
Fifth Third Bancorp 2.875% 7/27/20		80,000	83,140
Fifth Third Bank 3.85% 3/15/26	.	460,000	491,209
HSBC Holdings 2.65% 1/5/22		215,000	214,425
Huntington Bancshares 2.30% 1/14/22		120,000	119,705
#ICICI Bank 144A 4.00% 3/18/26		200,000	207,905
JPMorgan Chase & Co.
•1.373% 1/28/19		74,000	74,139
2.95% 10/1/26		65,000	65,252
4.25% 10/1/27		715,000	768,847
•6.75% 8/29/49		170,000	187,850
JPMorgan Chase Bank 1.65% 9/23/19		250,000	250,894
KeyBank 6.95% 2/1/28		615,000	803,965
•KeyCorp 5.00% 12/29/49		275,000	271,563
KFW 1.50% 6/15/21		185,000	185,815
PNC Bank
2.45% 11/5/20		250,000	256,056
6.875% 4/1/18		740,000	797,258
Royal Bank of Scotland Group
3.875% 9/12/23		200,000	197,095
•8.625% 12/29/49		200,000	196,250
Santander UK Group Holdings 3.125% 1/8/21		20,000	20,396
SunTrust Bank 3.30% 5/15/26		200,000	204,438
SVB Financial Group 3.50% 1/29/25		200,000	202,417
#Swedbank 144A 2.65% 3/10/21		400,000	412,881

LVIP Delaware Foundation® Conservative Allocation Fund–13

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Toronto-Dominion Bank
2.125% 4/7/21		140,000	$141,765
2.50% 12/14/20		210,000	216,073
•3.625% 9/15/31		150,000	150,673
U.S. Bancorp
2.375% 7/22/26		250,000	247,230
3.10% 4/27/26		240,000	248,223
UBS Group Funding Jersey
#144A 2.65% 2/1/22		400,000	399,748
#144A 3.00% 4/15/21		200,000	205,630
#144A 4.125% 4/15/26		260,000	273,925
•USB Capital IX 3.50% 10/29/49		780,000	668,850
Wells Fargo 3.00% 7/27/21	AUD	47,000	36,132
Zions Bancorp 4.50% 6/13/23		170,000	177,920

			13,919,624

Beverages–0.95%
Anheuser-Busch InBev Finance 3.65% 2/1/26		985,000	1,059,943
#Becle 144A 3.75% 5/13/25		350,000	357,565
Molson Coors Brewing
2.10% 7/15/21		50,000	50,516
3.00% 7/15/26		135,000	136,215
4.20% 7/15/46		355,000	371,469
Pernod Ricard
#144A 3.25% 6/8/26		370,000	376,600
#144A 4.45% 1/15/22		300,000	331,290

			2,683,598

Biotechnology–0.37%
Biogen
4.05% 9/15/25		70,000	76,353
5.20% 9/15/45		160,000	188,949
Celgene
3.25% 8/15/22		105,000	110,351
4.625% 5/15/44		115,000	121,696
Gilead Sciences
2.95% 3/1/27		155,000	156,836
4.15% 3/1/47		385,000	394,521

			1,048,706

Building Products–0.27%
Eagle Materials 4.50% 8/1/26		15,000	15,226
Fortune Brands Home & Security 3.00% 6/15/20		105,000	108,215
LafargeHolcim Finance US
#144A 3.50% 9/22/26		200,000	205,828
#144A 4.75% 9/22/46		200,000	207,650
Masco 3.50% 4/1/21		230,000	239,200

			776,119

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets–1.48%
Affiliated Managers Group 3.50% 8/1/25		175,000	$174,298
Bank of New York Mellon
2.15% 2/24/20		45,000	45,794
2.20% 8/16/23		160,000	159,670
2.50% 4/15/21		355,000	365,067
2.80% 5/4/26		80,000	82,204
•4.625% 12/29/49		200,000	197,500
Barclays 3.20% 8/10/21		305,000	306,863
#Export Credit Bank of Turkey 144A 5.375% 2/8/21		200,000	205,100
Goldman Sachs Group
•3.025% 8/21/19	AUD	10,000	7,660
5.15% 5/22/45		270,000	295,582
Jefferies Group
6.45% 6/8/27		110,000	124,777
6.50% 1/20/43		60,000	62,823
Lazard Group 6.85% 6/15/17		101,000	104,225
Morgan Stanley
•1.565% 1/24/19		77,000	77,299
3.125% 7/27/26		330,000	332,671
3.95% 4/23/27		605,000	629,738
5.00% 9/30/21	AUD	38,000	31,530
#Nationwide Building Society 144A 4.00% 9/14/26		500,000	498,733
State Street
2.55% 8/18/20		175,000	181,595
3.10% 5/15/23		110,000	114,384
3.55% 8/18/25		170,000	184,529

			4,182,042

Chemicals–0.98%
#Air Liquide Finance 144A 2.50% 9/27/26		215,000	216,620
CF Industries 6.875% 5/1/18		315,000	338,973
Dow Chemical 8.55% 5/15/19		1,129,000	1,324,937
Eastman Chemical 4.65% 10/15/44		485,000	496,750
#OCP 144A 4.50% 10/22/25		200,000	203,367
PolyOne 5.25% 3/15/23		145,000	150,817
#WR Grace & Co. 144A 5.125% 10/1/21		40,000	42,600

			2,774,064

Commercial Services & Supplies–0.46%
Penske Truck Leasing
#144A 3.30% 4/1/21		150,000	156,123
#144A 3.375% 2/1/22		285,000	296,728
#Prestige Brands 144A 5.375% 12/15/21		115,000	119,600
#SMBC Aviation Capital Finance 144A 2.65% 7/15/21		200,000	200,498

LVIP Delaware Foundation® Conservative Allocation Fund–14

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
#Transurban Finance 144A 3.375% 3/22/27	75,000	$75,728
United Rentals North America
4.625% 7/15/23	145,000	149,169
5.50% 7/15/25	151,000	154,586
5.875% 9/15/26	65,000	67,275
Waste Management 2.40% 5/15/23	95,000	96,091

		1,315,798

Communications Equipment–0.13%
Cisco Systems
1.85% 9/20/21	180,000	181,207
2.20% 9/20/23	175,000	176,558

		357,765

Computers & Peripherals–0.23%
#Diamond 1 Finance 144A 6.02% 6/15/26	590,000	647,997

		647,997

Construction & Engineering–0.17%
AECOM 5.875% 10/15/24	131,000	140,497
#SBA Communications 144A 4.875% 9/1/24	165,000	166,650
Vale Overseas 5.875% 6/10/21	160,000	167,920

		475,067

Construction Materials–0.21%
Cemex
#144A 7.25% 1/15/21	200,000	214,700
#144A 7.75% 4/16/26	200,000	222,400
#Union Andina De Cementos 144A 5.875% 10/30/21	150,000	157,860

		594,960

Consumer Finance–0.44%
Ford Motor Credit 3.096% 5/4/23	200,000	201,721
General Motors Financial
3.45% 4/10/22	235,000	238,652
3.70% 5/9/23	135,000	137,498
5.25% 3/1/26	80,000	88,024
Hyundai Capital America
#144A 2.125% 10/2/17	155,000	155,789
#144A 2.75% 9/27/26	150,000	148,471
#144A 3.00% 3/18/21	110,000	114,207
Toyota Motor Credit 2.80% 7/13/22	155,000	162,887

		1,247,249

Containers & Packaging–0.19%
Ball 5.25% 7/1/25	140,000	151,375

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Containers & Packaging (continued)
#CCL Industries 144A 3.25% 10/1/26		125,000	$125,726
#Crown Americas 144A 4.25% 9/30/26		70,000	70,175
#Owens-Brockway Glass Container 144A 5.875% 8/15/23		165,000	177,684

			524,960

Diversified Financial Services–1.01%
AerCap Ireland Capital 3.95% 2/1/22		450,000	462,375
Air Lease 3.00% 9/15/23		185,000	183,359
Berkshire Hathaway
2.75% 3/15/23		110,000	114,409
3.125% 3/15/26		345,000	363,051
#•Credit Suisse Group 144A 6.25% 12/29/49		600,000	569,625
•E*TRADE Financial 5.875% 12/29/49		210,000	217,875
National Rural Utilities Cooperative Finance
2.70% 2/15/23		220,000	229,238
•4.75% 4/30/43		275,000	279,901
•5.25% 4/20/46		80,000	86,529
#Peachtree Corners Funding Trust 144A 3.976% 2/15/25		240,000	241,999
#SUAM Finance 144A 4.875% 4/17/24		100,000	106,300

			2,854,661

Diversified Telecommunication Services–0.98%
AT&T
4.125% 2/17/26		215,000	232,773
4.35% 6/15/45		135,000	133,522
#144A 4.50% 3/9/48		365,000	368,443
Bell Canada 3.35% 3/22/23	CAD	53,000	43,108
CenturyLink
5.80% 3/15/22		185,000	190,319
6.75% 12/1/23		195,000	203,531
#Digicel 144A 6.00% 4/15/21		200,000	177,680
Frontier Communications 8.875% 9/15/20		70,000	75,775
#GTP Acquisition Partners I 144A 2.35% 6/15/20		100,000	99,735
SBA Tower Trust
#144A 2.24% 4/16/18		180,000	180,619
#144A 2.898% 10/15/19		90,000	91,265
Verizon Communications
4.125% 8/15/46		680,000	683,076
4.862% 8/21/46		80,000	89,975

LVIP Delaware Foundation® Conservative Allocation Fund–15

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
#Virgin Media Secured Finance 144A 5.25% 1/15/26	200,000	$204,000

		2,773,821

Electric Utilities–3.51%
#AES Andres 144A 7.95% 5/11/26	200,000	213,750
Appalachian Power 4.45% 6/1/45	105,000	115,229
Berkshire Hathaway Energy 3.75% 11/15/23	310,000	338,932
Black Hills
3.15% 1/15/27	90,000	91,046
3.95% 1/15/26	60,000	64,373
@ComEd Financing III 6.35% 3/15/33	220,000	232,244
Commonwealth Edison 4.35% 11/15/45	180,000	206,480
Consumers Energy
3.25% 8/15/46	190,000	187,479
4.10% 11/15/45	50,000	56,620
Dominion Resources 3.90% 10/1/25	360,000	388,042
DTE Energy
2.85% 10/1/26	155,000	154,667
3.30% 6/15/22	180,000	190,723
Duke Energy
2.65% 9/1/26	40,000	39,336
4.80% 12/15/45	130,000	148,191
Duke Energy Carolinas 3.875% 3/15/46	95,000	100,634
•Emera 6.75% 6/15/76	285,000	307,078
#Emera US Finance 144A 4.75% 6/15/46	375,000	404,102
#•Enel 144A 8.75% 9/24/73	390,000	456,787
#Enel Finance International 144A 6.00% 10/7/39	105,000	127,404
Entergy
2.95% 9/1/26	35,000	35,130
4.00% 7/15/22	440,000	477,904
Entergy Louisiana 4.95% 1/15/45	50,000	53,289
Entergy Mississippi 2.85% 6/1/28	155,000	158,694
Exelon 3.95% 6/15/25	145,000	156,682
#Fortis 144A 3.055% 10/4/26	380,000	379,197
Great Plains Energy 4.85% 6/1/21	95,000	104,087
Indiana Michigan Power
3.20% 3/15/23	125,000	130,911
4.55% 3/15/46	55,000	62,163
IPALCO Enterprises 5.00% 5/1/18	175,000	183,313

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
ITC Holdings 3.25% 6/30/26	165,000	$167,845
Kansas City Power & Light 3.65% 8/15/25	275,000	292,307
LG&E & KU Energy 4.375% 10/1/21	395,000	435,945
#Massachusetts Electric 144A 4.004% 8/15/46	390,000	406,630
#Metropolitan Edison 144A 4.00% 4/15/25	125,000	130,681
MidAmerican Energy 4.25% 5/1/46	200,000	228,725
NextEra Energy Capital Holdings 3.625% 6/15/23	195,000	207,215
NV Energy 6.25% 11/15/20	195,000	229,053
Pennsylvania Electric 5.20% 4/1/20	220,000	238,033
Public Service of New Hampshire 3.50% 11/1/23	160,000	171,309
Public Service of Oklahoma 5.15% 12/1/19	165,000	181,178
South Carolina Electric & Gas 4.10% 6/15/46	155,000	165,847
Southern
2.75% 6/15/20	240,000	247,767
3.25% 7/1/26	295,000	306,168
4.40% 7/1/46	205,000	222,131
#Trans-Allegheny Interstate Line 144A 3.85% 6/1/25	210,000	224,300
Wisconsin Electric Power 4.30% 12/15/45	105,000	121,159
Xcel Energy 3.30% 6/1/25	385,000	406,896

		9,947,676

Electronic Equipment, Instruments & Components–0.16%
#Fortive 144A 3.15% 6/15/26	185,000	190,643
#NXP 144A 4.625% 6/1/23	250,000	274,063

		464,706

Equity Real Estate Investment Trusts–1.46%
Alexandria Real Estate Equities 3.95% 1/15/27	60,000	62,905
American Tower
2.80% 6/1/20	35,000	35,933
4.00% 6/1/25	220,000	235,745
4.40% 2/15/26	125,000	137,169
#American Tower Trust I 144A 3.07% 3/15/23	245,000	255,672
AvalonBay Communities 2.95% 5/11/26	255,000	255,340
Corporate Office Properties
3.60% 5/15/23	175,000	175,148
5.25% 2/15/24	180,000	195,757

LVIP Delaware Foundation® Conservative Allocation Fund–16

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Equity Real Estate Investment Trusts (continued)
Crown Castle International 5.25% 1/15/23	165,000	$187,455
CubeSmart 3.125% 9/1/26	175,000	174,595
DDR
7.50% 4/1/17	110,000	113,239
7.875% 9/1/20	190,000	228,387
Education Realty Operating Partnership 4.60% 12/1/24	185,000	193,148
Equinix 5.375% 4/1/23	192,000	202,320
GEO Group
5.125% 4/1/23	120,000	102,600
5.875% 10/15/24	150,000	129,750
Hospitality Properties Trust 4.50% 3/15/25	180,000	183,927
Host Hotels & Resorts
3.75% 10/15/23	45,000	45,642
4.50% 2/1/26	150,000	158,205
Kite Realty Group 4.00% 10/1/26	60,000	60,600
#MGM Growth Properties Operating Partnership 144A 4.50% 9/1/26	140,000	140,700
#PLA Administradora Industrial S de RL 144A 5.25% 11/10/22	200,000	204,500
Sovran Acquisition 3.50% 7/1/26	130,000	132,936
#Trust F 144A 5.25% 1/30/26	200,000	208,300
UDR
2.95% 9/1/26	100,000	99,471
4.00% 10/1/25	55,000	59,413
WP Carey 4.60% 4/1/24	160,000	167,453

		4,146,310

Food & Staples Retailing–0.70%
#Cencosud 144A 5.15% 2/12/25	200,000	214,038
CVS Health
2.125% 6/1/21	60,000	60,675
3.875% 7/20/25	67,000	73,071
5.00% 12/1/24	120,000	139,218
KFC Holding
#144A 5.00% 6/1/24	64,000	67,040
#144A 5.25% 6/1/26	60,000	63,600
Kroger 3.875% 10/15/46	65,000	65,696
Sysco 3.30% 7/15/26	530,000	550,540
Walgreens Boots Alliance
3.10% 6/1/23	460,000	475,162
3.45% 6/1/26	215,000	223,643
4.80% 11/18/44	50,000	55,336

		1,988,019

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products–0.52%
#Aramark Services 144A 5.125% 1/15/24	190,000	$198,075
#Arcor SAIC 144A 6.00% 7/6/23	100,000	106,750
#BRF 144A 4.35% 9/29/26	200,000	196,800
#JBS USA Finance 144A 5.75% 6/15/25	35,000	34,563
Kraft Heinz Foods 3.00% 6/1/26	550,000	555,519
#Post Holdings 144A 5.00% 8/15/26	190,000	189,525
#Sigma Alimentos 144A 4.125% 5/2/26	200,000	201,000

		1,482,232

Gas Utilities–0.19%
AmeriGas Partners 5.875% 8/20/26	85,000	90,313
Dominion Gas Holdings 4.60% 12/15/44	115,000	124,344
#KeySpan Gas East 144A 2.742% 8/15/26	200,000	202,692
Southern Co. Gas Capital
3.25% 6/15/26	125,000	129,425
3.95% 10/1/46	5,000	5,076

		551,850

Health Care Equipment & Supplies–0.33%
Becton Dickinson and Co. 6.375% 8/1/19	330,000	372,605
Thermo Fisher Scientific 3.00% 4/15/23	365,000	374,344
Zimmer Biomet Holdings
3.375% 11/30/21	140,000	146,813
4.45% 8/15/45	45,000	46,271

		940,033

Health Care Providers & Services–0.38%
DaVita 5.00% 5/1/25	305,000	306,906
HCA
5.25% 6/15/26	175,000	186,375
5.375% 2/1/25	190,000	196,413
HealthSouth
5.125% 3/15/23	50,000	50,125
5.75% 9/15/25	80,000	83,800
#@Highmark 144A 6.125% 5/15/41	65,000	63,482
New York and Presbyterian Hospital 4.063% 8/1/56	140,000	151,349
#Universal Health Services 144A 5.00% 6/1/26	40,000	41,750

		1,080,200

Hotels, Restaurants & Leisure–0.23%
Marriott International 3.125% 6/15/26	350,000	354,470

LVIP Delaware Foundation® Conservative Allocation Fund–17

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
MGM Resorts International 4.625% 9/1/26		110,000	$107,800
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25		150,000	157,432
4.50% 10/1/34		35,000	36,805

			656,507

Household Products–0.04%
#Tempur Sealy International 144A 5.50% 6/15/26		110,000	113,575

			113,575

Independent Power & Renewable Electricity Producers–0.15%
#AES Gener 144A 5.00% 7/14/25		200,000	208,108
Calpine
#144A 5.25% 6/1/26		80,000	81,200
5.375% 1/15/23		125,000	125,156

			414,464

Independent Power Producers & Energy Traders–0.08%
#Perusahaan Listrik Negara 144A 5.50% 11/22/21		210,000	234,305

			234,305

Industrial Conglomerates–0.28%
General Electric
2.10% 12/11/19		235,000	240,850
4.25% 1/17/18	NZD	175,000	129,403
5.55% 5/4/20		150,000	170,263
6.00% 8/7/19		234,000	264,510

			805,026

Insurance–0.70%
•MetLife 5.25% 12/29/49		190,000	191,425
#MetLife Capital Trust X 144A 9.25% 4/8/38		400,000	576,480
#Principal Life Global Funding II 144A 3.00% 4/18/26		140,000	142,463
•Prudential Financial 5.375% 5/15/45		140,000	146,300
TIAA Asset Management Finance
#144A 2.95% 11/1/19		160,000	164,983
#144A 4.125% 11/1/24		335,000	353,773
#USI 144A 7.75% 1/15/21		40,000	40,800
XLIT
4.45% 3/31/25		110,000	111,854
5.50% 3/31/45		160,000	157,084
•6.50% 12/29/49		120,000	90,283

			1,975,445

Internet Software & Services–0.12%
#Tencent Holdings 144A 3.375% 5/2/19		200,000	207,309

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Internet Software & Services (continued)
Zayo Group 6.00% 4/1/23	135,000	$142,425

		349,734

IT Services–0.38%
Fidelity National Information Services
3.00% 8/15/26	115,000	114,112
5.00% 10/15/25	275,000	314,166
First Data
#144A 5.75% 1/15/24	420,000	433,125
#144A 7.00% 12/1/23	192,000	203,520

		1,064,923

Machinery–0.27%
Crane
2.75% 12/15/18	35,000	35,700
4.45% 12/15/23	245,000	263,964
Parker-Hannifin 3.30% 11/21/24	15,000	16,061
#Siemens Financierings-maatschappij 144A 2.35% 10/15/26	440,000	435,124

		750,849

Media–2.02%
21st Century Fox America 4.95% 10/15/45	235,000	267,478
#Cablevision 144A 6.50% 6/15/21	160,000	167,200
CC Holdings GS V 3.849% 4/15/23	175,000	187,449
CCO Holdings
#144A 5.125% 5/1/23	205,000	214,481
#144A 5.75% 2/15/26	115,000	122,187
#Charter Communications Operating 144A 4.908% 7/23/25	560,000	618,800
#Columbus Cable Barbados 144A 7.375% 3/30/21	290,000	308,661
Comcast 2.35% 1/15/27	875,000	864,893
CSC Holdings
5.25% 6/1/24	80,000	76,200
#144A 5.50% 4/15/27	200,000	205,000
DISH DBS 5.00% 3/15/23	110,000	107,250
#Gray Television 144A 5.125% 10/15/24	90,000	88,537
#Myriad International Holdings 144A 5.50% 7/21/25	200,000	215,450
#Nexstar Escrow 144A 5.625% 8/1/24	165,000	165,825
#SFR Group 144A 6.00% 5/15/22	200,000	204,750
#Sinclair Television Group 144A 5.125% 2/15/27	190,000	186,200
#Sirius XM Radio 144A 5.375% 7/15/26	530,000	545,900
#Sky 144A 3.75% 9/16/24	260,000	275,369

LVIP Delaware Foundation® Conservative Allocation Fund–18

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Time Warner Cable 7.30% 7/1/38		190,000	$243,862
Tribune Media 5.875% 7/15/22		250,000	254,219
Viacom 3.45% 10/4/26		125,000	125,196
#VTR Finance 144A 6.875% 1/15/24		200,000	209,400
WPP Finance 2010 5.625% 11/15/43		65,000	77,409

			5,731,716

Metals & Mining–0.33%
BHP Billiton Finance 3.00% 3/30/20	AUD	20,000	15,425
#Cia Brasileira de Aluminio 144A 6.75% 4/5/21		120,000	127,788
#Lundin Mining 144A 7.50% 11/1/20		105,000	112,088
#MMC Norilsk Nickel OJSC via MMC Finance 144A 6.625% 10/14/22		200,000	226,699
Rio Tinto Finance USA 3.75% 6/15/25		240,000	258,674
Southern Copper 5.875% 4/23/45		205,000	204,923

			945,597

Multi-Utilities–0.56%
Ameren Illinois 9.75% 11/15/18		1,087,000	1,269,020
CenterPoint Energy 5.95% 2/1/17		10,000	10,149
CMS Energy 6.25% 2/1/20		215,000	245,180
Louisville Gas & Electric 4.375% 10/1/45		50,000	57,455

			1,581,804

Oil, Gas & Consumable Fuels–2.56%
Anadarko Petroleum 5.55% 3/15/26		245,000	277,366
BP Capital Markets 3.017% 1/16/27		165,000	167,817
CNOOC Finance 2015 Australia 2.625% 5/5/20		200,000	204,149
#Colorado Interstate Gas 144A 4.15% 8/15/26		190,000	188,748
ConocoPhillips 4.95% 3/15/26		300,000	338,784
Ecopetrol
5.875% 9/18/23		150,000	162,187
7.375% 9/18/43		80,000	84,400
#Empresa Nacional del Petroleo 144A 4.75% 12/6/21		165,000	177,002
Energy Transfer Equity 7.50% 10/15/20		145,000	159,863

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners
4.75% 1/15/26	180,000	$186,308
6.125% 12/15/45	80,000	83,843
9.70% 3/15/19	238,000	273,209
EnLink Midstream Partners
2.70% 4/1/19	100,000	99,401
4.85% 7/15/26	95,000	95,777
Enterprise Products Operating
3.95% 2/15/27	175,000	183,759
•7.034% 1/15/68	40,000	42,272
Hess 4.30% 4/1/27	170,000	171,676
Murphy Oil USA 6.00% 8/15/23	285,000	301,031
Noble Energy 5.05% 11/15/44	150,000	148,645
#Pertamina Persero 144A 5.625% 5/20/43	200,000	210,666
Petrobras Global Finance
4.875% 3/17/20	70,000	70,350
6.25% 3/17/24	80,000	78,000
7.875% 3/15/19	85,000	92,225
8.375% 5/23/21	90,000	98,550
8.75% 5/23/26	15,000	16,613
Petroleos Mexicanos
6.625% 6/15/35	170,000	173,885
#144A 6.75% 9/21/47	15,000	15,038
#Petronas Global Sukuk 144A 2.707% 3/18/20	220,000	225,244
Plains All American Pipeline 8.75% 5/1/19	435,000	501,749
Regency Energy Partners 5.875% 3/1/22	160,000	176,626
Shell International Finance
2.875% 5/10/26	130,000	132,108
3.75% 9/12/46	245,000	242,519
4.00% 5/10/46	105,000	107,696
Sunoco Logistics Partners Operations 3.90% 7/15/26	180,000	183,912
Targa Resources Partners
#144A 5.125% 2/1/25	85,000	85,319
#144A 5.375% 2/1/27	95,000	95,831
#Tengizchevroil Finance Co. International 144A 4.00% 8/15/26	200,000	198,400
•Transcanada Trust 5.875% 8/15/76	130,000	137,865
Williams Partners 7.25% 2/1/17	340,000	346,245
#Woodside Finance 144A 8.75% 3/1/19	380,000	434,963
YPF
#144A 8.50% 3/23/21	50,000	55,925

LVIP Delaware Foundation® Conservative Allocation Fund–19

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
YPF (continued)
#144A 8.75% 4/4/24	80,000	$89,288
#•144A 31.354% 7/7/20	125,000	146,375

		7,261,629

Paper & Forest Products–0.49%
Georgia-Pacific 8.00% 1/15/24	520,000	690,414
International Paper
4.40% 8/15/47	350,000	355,430
5.15% 5/15/46	190,000	211,547
#Suzano Trading 144A 5.875% 1/23/21	120,000	126,000

		1,383,391

Pharmaceuticals–1.28%
AbbVie
3.20% 5/14/26	295,000	299,246
4.45% 5/14/46	165,000	173,038
Actavis Funding
3.45% 3/15/22	85,000	89,344
3.80% 3/15/25	400,000	424,088
AstraZeneca 3.375% 11/16/25	245,000	261,962
#Mallinckrodt International Finance 144A 5.50% 4/15/25	215,000	205,325
Mylan
#144A 3.15% 6/15/21	80,000	81,589
#144A 3.95% 6/15/26	695,000	701,610
Shire Acquisitions Investments Ireland
2.40% 9/23/21	215,000	215,518
2.875% 9/23/23	205,000	206,309
3.20% 9/23/26	120,000	120,827
Teva Pharmaceutical Finance Netherlands III
2.20% 7/21/21	155,000	154,590
2.80% 7/21/23	675,000	677,774

		3,611,220

Road & Rail–0.23%
Burlington Northern Santa Fe 4.70% 9/1/45	360,000	424,315
Norfolk Southern 2.90% 6/15/26	220,000	226,099

		650,414

Software–0.43%
#Activision Blizzard 144A 3.40% 9/15/26	235,000	236,492
CDK Global 4.50% 10/15/24	135,000	135,128
Microsoft
2.40% 8/8/26	230,000	230,489
3.45% 8/8/36	205,000	209,270
Oracle 4.00% 7/15/46	180,000	186,482
#Quintiles IMS 144A 5.00% 10/15/26	200,000	208,500

		1,206,361

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Specialty Retail–0.29%
L Brands 6.75% 7/1/36	110,000	$118,868
Lowe’s 3.70% 4/15/46	270,000	279,709
Sally Holdings 5.75% 6/1/22	5,000	5,238
Starbucks 2.45% 6/15/26	110,000	111,860
Target 3.625% 4/15/46	295,000	305,318

		820,993

Technology Hardware, Storage & Peripherals–0.22%
Apple 3.85% 8/4/46	195,000	199,967
#Samsung Electronics America 144A 1.75% 4/10/17	415,000	415,984

		615,951

Textiles, Apparel & Luxury Goods–0.18%
#Hanesbrands 144A 4.875% 5/15/26	275,000	282,563
#INVISTA Finance 144A 4.25% 10/15/19	215,000	215,017

		497,580

Tobacco–0.39%
Altria Group 3.875% 9/16/46	160,000	166,729
Reynolds American
4.00% 6/12/22	215,000	233,865
4.45% 6/12/25	625,000	698,569

		1,099,163

Trading Companies & Distributors–0.11%
#ERAC USA Finance 144A 3.30% 12/1/26	310,000	319,587

		319,587

Wireless Telecommunication Services–1.02%
#Crown Castle Towers 144A 4.883% 8/15/20	900,000	984,562
Deutsche Telekom International Finance
#144A 1.95% 9/19/21	315,000	315,104
#144A 2.485% 9/19/23	390,000	391,214
#Millicom International Cellular 144A 6.00% 3/15/25	200,000	203,270
#Ooredoo International Finance 144A 3.75% 6/22/26	200,000	207,525
Sprint Communications
#144A 7.00% 3/1/20	115,000	123,913
#144A 9.00% 11/15/18	100,000	110,750
TELUS 2.80% 2/16/27	135,000	135,454
T-Mobile USA 6.125% 1/15/22	185,000	197,256
#VimpelCom Holdings 144A 5.95% 2/13/23	200,000	207,790

		2,876,838

Total Corporate Bonds (Cost $91,165,281)		93,994,260

LVIP Delaware Foundation® Conservative Allocation Fund–20

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

MUNICIPAL BONDS–0.88%
Bay Area Toll Authority
(Build America Bonds) Series S3 6.907% 10/1/50	185,000	$296,253
California State Various Purposes
(Build America Bonds) 7.55% 4/1/39	120,000	192,289
5.00% 9/1/26	100,000	129,860
Commonwealth of Massachusetts
Series B 5.00% 7/1/26	35,000	45,435
Series C 5.00% 10/1/25	95,000	122,034
Series D 5.00% 4/1/26	35,000	45,259
Dallas, Texas Area Rapid Transit Series A 5.00% 12/1/46	160,000	190,814
New Jersey Turnpike Authority
(Build America Bonds) Series A 7.102% 1/1/41	100,000	152,318
(Build America Bonds) Series F 7.414% 1/1/40	50,000	78,341
Series E 5.00% 1/1/45	150,000	177,026
New York, New York
Series C 5.00% 8/1/26	70,000	89,143
Series C 5.00% 8/1/27	35,000	44,195
Oregon State Taxable Pension 5.892% 6/1/27	485,000	627,488
South Carolina Public Service Authority Series D 4.77% 12/1/45	60,000	68,361
Texas Water Development Board Water Implementation Revenue
5.00% 10/15/46	140,000	170,260
Series A 5.00% 10/15/45	50,000	60,450

Total Municipal Bonds (Cost $2,316,299)		2,489,526

NON-AGENCY ASSET-BACKED SECURITIES–2.37%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	66,124	67,980
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	255,000	255,921
Series 2014-4 A2
1.43% 6/17/19	280,000	280,486
#•Avery Point III CLO Series
2013-3A A 144A
2.079% 1/18/25	250,000	249,881
Avis Budget Rental Car Funding AESOP
#Series 2013-1A A 144A 1.92% 9/20/19	190,000	189,952
#Series 2014-1A A 144A 2.46% 7/20/20	240,000	242,434
BA Credit Card Trust
•Series 2014-A2 A 0.794% 9/16/19	120,000	120,096

	Principal	Value
	Amount°	(U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
BA Credit Card Trust (continued)
•Series 2014-A3 A 0.814% 1/15/20	155,000	$155,172
#•Benefit Street Partners CLO IV Series 2014-IVA A1A 144A 2.186% 7/20/26	500,000	500,254
#•Carlyle Global Market Strategies CLO Series 2014-2A A 144A 2.287% 5/15/25	250,000	250,509
#•Cedar Funding III CLO 144A 2.341% 5/20/26	250,000	250,339
#•Cent CLO 21 Series 2014-21A A1B 144A 2.124% 7/27/26	250,000	249,017
•Citibank Credit Card Issuance Trust Series 2014-A9 A9 0.796% 11/23/18	130,000	130,025
•CNH Equipment Trust Series 2016-B A2B 0.924% 10/15/19	35,000	35,042
•Discover Card Execution Note Trust Series 2014-A1 A1 0.954% 7/15/21	200,000	200,828
Ford Credit Auto Lease Trust Series 2015-A A3 1.13% 6/15/18	135,000	135,109
#Ford Credit Auto Owner Trust Series 2016-2 A 144A 2.03% 12/15/27	180,000	181,548
•GE Dealer Floorplan Master Note Trust Series 2014-2 A 0.982% 10/20/19	200,000	200,107
#•Golden Credit Card Trust Series 2014-2A A 144A 0.974% 3/15/21	100,000	99,961
#Great America Leasing Receivables Series 2013-1 B 144A 1.44% 5/15/18	100,000	100,021
#HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44	244,800	227,103
Honda Auto Receivables Owner Trust Series 2015-3 A3 1.27% 4/18/19	125,000	125,302
#•Magnetite IX Series 2014-9A A1 144A 2.135% 7/25/26	485,000	485,113
•Mercedes-Benz Auto Lease Trust Series 2016-A A2B 1.084% 7/16/18	110,000	110,059
#•Mercedes-Benz Master Owner Trust Series 2016-AA A 144A 1.104% 5/15/20	135,000	135,419
#•Navistar Financial Dealer Note Master Owner Trust II Series 2016-1 A 144A 2.146% 9/27/21	90,000	90,000

LVIP Delaware Foundation® Conservative Allocation Fund–21

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Neuberger Berman CLO XIX Series 2015-19A A1 144A 2.10% 7/15/27	250,000	$249,812
#•Neuberger Berman CLO XVII Series 2014-17A A 144A 2.238% 8/4/25	250,000	250,533
#•Penarth Master Issuer Series 2015-1A A1 144A 0.931% 3/18/19	150,000	149,910
#•PFS Financing Series 2015-AA A 144A 1.144% 4/15/20	100,000	99,224
#Porsche Innovative Lease Owner Trust Series 2015-1 A3 144A 1.19% 7/23/18	140,000	140,196
#•Shackleton V CLO Series 2014-5A A 144A 2.288% 5/7/26	250,000	249,661
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	155,000	155,307
Series 2015-2 A 1.60% 4/15/21	135,000	135,617
#•Venture XXIV CLO Series 2016-24A A1D 144A 2.24% 10/20/28	205,000	204,539

Total Non-Agency Asset-Backed Securities (Cost $6,713,344)		6,702,477

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.95%
Bank of America Alternative Loan Trust Series 2005-6 7A1 5.50% 7/25/20	6,231	6,006
fCiticorp Residential Mortgage Securities Series 2006-3 A5 5.904% 11/25/36	400,000	411,085
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	87,239	86,832
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	105,183	107,583
#•Series 2014-2 B1 144A 3.433% 6/25/29	83,270	82,936
#•Series 2014-2 B2 144A 3.433% 6/25/29	83,270	80,801
#•Series 2014-IVR6 2A4 144A 2.50% 7/25/44	100,000	101,052
#•Series 2015-1 B1 144A 2.66% 12/25/44	197,449	195,276
#•Series 2015-4 B1 144A 3.631% 6/25/45	97,440	94,872
#•Series 2015-4 B2 144A 3.631% 6/25/45	97,440	92,979
#•Series 2015-5 B2 144A 2.892% 5/25/45	98,442	92,421

	Principal	Value
	Amount°	(U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
JPMorgan Mortgage Trust (continued)
#•Series 2015-6 B1 144A 3.642% 10/25/45	97,626	$98,830
#•Series 2015-6 B2 144A 3.642% 10/25/45	97,626	97,021
#•New Residential Mortgage Loan Trust Series 2015-2A A1 144A 3.75% 8/25/55	126,464	131,771
Sequoia Mortgage Trust
#•Series 2013-11 B1 144A 3.665% 9/25/43	93,263	94,695
#•Series 2014-2 A4 144A 3.50% 7/25/44	89,180	91,688
#•Series 2015-1 B2 144A 3.879% 1/25/45	67,364	67,264
◆Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34	53,328	54,218
Towd Point Mortgage Trust
#•Series 2015-5 A1B 144A 2.75% 5/25/55	122,424	123,761
#•Series 2015-6 A1B 144A 2.75% 4/25/55	125,711	127,202
#•Series 2016-1 A1B 144A 2.75% 2/25/55	88,979	89,964
#•Series 2016-2 A1 144A 3.00% 8/25/55	92,751	94,683
#•Series 2016-3 A1 144A 2.25% 8/25/55	110,142	110,092
Wells Fargo Mortgage Backed Securities Trust Series 2006-2 3A1 5.75% 3/25/36	54,937	55,559
#•WinWater Mortgage Loan Trust Series 2015-3 B1 144A 3.911% 3/20/45	97,023	100,161

Total Non-Agency Collateralized Mortgage Obligations (Cost $2,602,200)		2,688,752

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.25%
•Banc of America Commercial Mortgage Trust Series 2007-4 AM 6.005% 2/10/51	130,000	134,041
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PWR18 A4 5.70% 6/11/50	92,753	95,533

LVIP Delaware Foundation® Conservative Allocation Fund–22

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust
•Series 2007-C6 AM 5.90% 12/10/49	100,000	$101,582
Series 2014-GC25 A4 3.635% 10/10/47	195,000	211,349
Series 2015-GC27 A5 3.137% 2/10/48	215,000	225,243
Series 2016-P3 A4 3.329% 4/15/49	145,000	154,293
Series 2016-P5 A4 2.941% 10/10/49	130,000	133,895
COMM Mortgage Trust
#Series 2013-CR6 AM 144A 3.147% 3/10/46	145,000	150,262
Series 2014-CR19 A5 3.796% 8/10/47	100,000	109,535
Series 2014-CR20 AM 3.938% 11/10/47	340,000	368,704
#Series 2015-3BP A 144A 3.178% 2/10/35	400,000	419,464
Series 2015-CR23 A4 3.497% 5/10/48	80,000	85,848
Commercial Mortgage Trust Series 2007-GG9 AM 5.475% 3/10/39	85,000	85,701
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	260,000	276,529
Series 2016-C3 A5 2.89% 9/10/49	160,000	164,969
DB-UBS Mortgage Trust
#Series 2011-LC1A A3 144A 5.002% 11/10/46	155,000	171,369
#•Series 2011-LC1A C 144A 5.884% 11/10/46	200,000	227,275
#GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	1,190,000	1,267,053
GS Mortgage Securities Trust
Series 2014-GC24 A5 3.931% 9/10/47	235,000	259,548
Series 2015-GC32 A4 3.764% 7/10/48	105,000	115,471
Hilton USA Trust
#Series 2013-HLT AFX 144A 2.662% 11/5/30	100,000	99,982
#Series 2013-HLT BFX 144A 3.367% 11/5/30	440,000	439,922
#Houston Galleria Mall Trust Series 2015-HGLR A1A2 144A 3.087% 3/5/37	160,000	164,324

	Principal	Value
	Amount°	(U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	340,000	$372,575
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.144% 6/15/49	275,000	289,375
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.678% 8/12/37	60,000	64,391
•Series 2005-LDP5 D 5.735% 12/15/44	105,000	104,699
#•Series 2011-C5 C 144A 5.562% 8/15/46	100,000	109,998
Series 2013-LC11 B 3.499% 4/15/46	130,000	136,086
Series 2015-JP1 A5 3.914% 1/15/49	130,000	144,225
Series 2016-JP2 A4 2.822% 8/15/49	180,000	184,476
•Series 2016-JP3 B 3.397% 8/15/49	60,000	61,507
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	6,862	6,861
•Series 2006-C6 AJ 5.452% 9/15/39	210,000	195,289
Series 2006-C6 AM 5.413% 9/15/39	20	20
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	135,000	148,328
Series 2015-C23 A4 3.719% 7/15/50	440,000	482,920
Series 2015-C26 A5 3.531% 10/15/48	190,000	206,156
Series 2016-C29 A4 3.325% 5/15/49	130,000	138,295
•Morgan Stanley Capital I Trust Series 2006-HQ10 B 5.448% 11/12/41	205,000	203,196
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3 2.918% 10/15/45	100,000	104,890
Series 2015-NXS3 A4 3.617% 9/15/57	250,000	270,065
Series 2016-BNK1 A3 2.652% 8/15/49	205,000	208,322

LVIP Delaware Foundation® Conservative Allocation Fund–23

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

		Principal	Value
		Amount°	(U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust Series 2012-C10 A3 2.875% 12/15/45		300,000	$312,200

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $9,047,579)			9,205,766

ΔREGIONAL BONDS–0.43%
Argentina–0.09%
City of Buenos Aires Argentina #144A 7.50% 6/1/27		250,000	272,875

			272,875

Australia–0.03%
New South Wales Treasury 4.00% 5/20/26	AUD	41,900	37,172
Queensland Treasury #144A 3.25% 7/21/26	AUD	63,000	51,786

			88,958

Canada–0.21%
Province of British Columbia Canada 2.25% 6/2/26		285,000	291,043
Province of Manitoba Canada 2.125% 6/22/26		145,000	145,448
Province of Ontario Canada 3.45% 6/2/45	CAD	37,000	32,857
Province of Quebec Canada 6.00% 10/1/29	CAD	118,000	127,932

			597,280

Japan–0.10%
Japan Finance Organization For Municipalities #144A 2.125% 4/13/21		272,000	274,857

			274,857

Total Regional Bonds (Cost $1,212,309)			1,233,970

«SENIOR SECURED LOANS–1.76%
Aramark Tranche E 3.338% 9/7/19		175,423	176,740
Avago Technologies Cayman Finance Tranche B 1st Lien 3.524% 2/1/23		121,449	123,026
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19		265,000	265,994
Community Health Systems Tranche F 1st Lien 4.083% 12/31/18		67,326	67,052
FCA US Tranche B 1st Lien 3.50% 5/24/17		22,778	22,849
First Data Tranche B 1st Lien 4.525% 3/24/21		882,890	890,430

		Principal	Value
		Amount°	(U.S. $)

«SENIOR SECURED LOANS (continued)
HCA Tranche B6 1st Lien 3.774% 3/17/23		396,259	$401,305
Hilton Worldwide Finance Tranche B1 1st Lien 3.50% 10/26/20		50,833	51,195
Hilton Worldwide Finance Tranche B2 1st Lien 3.215% 10/25/23		519,648	523,465
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18		90,625	89,775
Ineos US Finance Tranche B 1st Lien 3.75% 12/15/20		130,000	130,455
Landry’s Tranche B 4.00% 4/24/18		155,244	156,166
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20		300,000	301,950
@Republic of Angola (Unsecured) 7.175% 12/16/23		375,000	324,375
Solera Holdings Tranche B 1st Lien 5.75% 3/3/23		159,200	161,074
Transdigm Tranche F 1st Lien 3.75% 6/9/23		375,000	375,615
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20		714,270	716,448
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19		202,172	202,728

Total Senior Secured Loans (Cost $4,932,072)			4,980,642

ΔSOVEREIGN BONDS–1.88%
Argentina–0.06%
#Argentine Republic Government International Bond 144A 7.125% 7/6/36		150,000	159,225

			159,225

Australia–0.01%
Australia Government Bond 3.75% 4/21/37	AUD	41,000	37,505

			37,505

Canada–0.01%
Canadian Government Bond 2.75% 12/1/48	CAD	26,000	25,285

			25,285

Dominican Republic–0.04%
#Dominican Republic International Bond 144A 6.875% 1/29/26		100,000	116,000

			116,000

LVIP Delaware Foundation® Conservative Allocation Fund–24

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

		Principal	Value
		Amount°	(U.S. $)

ΔSOVEREIGN BONDS (continued)
Ecuador–0.07%
#Ecuador Government International Bond 144A 10.75% 3/28/22		200,000	$204,500

			204,500

Guatemala–0.07%
#Guatemala Government Bond 144A 4.50% 5/3/26		200,000	209,250

			209,250

Hungary–0.08%
Hungary Government International Bond 5.75% 11/22/23		200,000	235,927

			235,927

Indonesia–0.08%
Indonesia Treasury Bond 9.00% 3/15/29	IDR	2,450,000,000	214,664

			214,664

Jamaica–0.09%
Jamaica Government International Bond 8.00% 3/15/39		200,000	241,000

			241,000

Mexico–0.36%
Mexican Bonos
5.75% 3/5/26	MXN	11,964,400	606,128
8.50% 5/31/29	MXN	3,468,000	214,166
Mexico Government International Bonds 4.35% 1/15/47		200,000	197,000

			1,017,294

Mongolia–0.08%
#Mongolia Government International Bond 144A 10.875% 4/6/21		200,000	215,002

			215,002

New Zealand–0.03%
New Zealand Government Bond 4.50% 4/15/27	NZD	86,000	75,667

			75,667

Paraguay–0.08%
#Paraguay Government International Bond 144A 5.00% 4/15/26		200,000	217,000

			217,000

		Principal	Value
		Amount°	(U.S. $)

ΔSOVEREIGN BONDS (continued)
Peru–0.07%
Peruvian Government International Bond 6.95% 8/12/31	PEN	646,000	$208,102

			208,102

Poland–0.16%
Poland Government Bond
2.50% 7/25/26	PLN	1,487,000	375,745
3.25% 7/25/25	PLN	272,000	73,425

			449,170

Portugal–0.01%
#Portugal Government International Bond 144A 5.125% 10/15/24		15,000	14,993

			14,993

Qatar–0.07%
#Qatar Government International Bond 144A 3.25% 6/2/26		200,000	203,778

			203,778

Republic of Korea–0.07%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	223,329,946	207,895

			207,895

Senegal–0.07%
#Senegal Government International Bond 144A 6.25% 7/30/24		200,000	208,009

			208,009

South Africa–0.19%
South Africa Government Bond 8.00% 1/31/30	ZAR	4,981,000	334,320
South Africa Government International Bond 5.875% 5/30/22		185,000	209,263

			543,583

Sri Lanka–0.07%
#Sri Lanka Government International Bond 144A 6.125% 6/3/25		200,000	205,104

			205,104

United Kingdom–0.04%
United Kingdom Gilt 3.50% 1/22/45	GBP	56,200	106,334

			106,334

LVIP Delaware Foundation® Conservative Allocation Fund–25

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Uruguay–0.07%
Uruguay Government International Bond 5.10% 6/18/50		190,000	$197,600

			197,600

Total Sovereign Bonds (Cost $5,254,678)			5,312,887

SUPRANATIONAL BANKS–0.56%
Asian Development Bank 0.50% 3/24/20	AUD	42,000	30,158
European Bank for Reconstruction & Development
7.375% 4/15/19	IDR	1,710,000,000	133,461
9.25% 12/2/20	IDR	1,860,000,000	157,122
FMS Wertmanagement 1.375% 6/8/21		200,000	199,979
Inter-American Development Bank 6.00% 9/5/17	INR	28,100,000	419,360
International Bank for Reconstruction & Development
3.50% 1/22/21	NZD	794,000	599,958
4.625% 10/6/21	NZD	35,000	27,894
International Finance 3.625% 5/20/20	NZD	24,000	18,141

Total Supranational Banks (Cost $1,544,418)			1,586,073

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS–0.44%
U.S. Treasury Bonds 2.50% 5/15/46	520,000	$538,220
U.S. Treasury Notes
1.125% 7/31/21	595,000	594,210
1.625% 5/15/26	115,000	115,175

Total U.S. Treasury Obligations (Cost $1,245,882)		1,247,605

	Number of Shares

MONEY MARKET FUND–0.38%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	1,086,107	1,086,107

Total Money Market Fund (Cost $1,086,107)		1,086,107

TOTAL VALUE OF SECURITIES–98.55% (Cost $247,292,005)	279,081,923
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.45%	4,113,536

NET ASSETS APPLICABLE TO 20,116,163 SHARES OUTSTANDING–100.00%	$283,195,459

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2016, the aggregate value of Rule 144A securities was $46,139,643, which represents 16.29% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of September 30, 2016. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

«	Includes $111,249 cash collateral held at broker and $122 foreign currencies collateral due to broker for futures contracts as of September 30, 2016.

@	Illiquid security. At September 30, 2016, the aggregate value of illiquid securities was $4,264,243, which represents 1.51% of the Fund’s net assets.

◆

PassThrough Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

LVIP Delaware Foundation® Conservative Allocation Fund–26

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2016, the aggregate value of fair valued securities was $216,283, which represents 0.08% of the Fund’s net assets.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2016.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2016.

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2016:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(271,525)	USD	208,165	10/28/16	$492
BAML	CAD	(342,036)	USD	258,838	10/28/16	(1,927)
BAML	EUR	486,627	USD	(547,096)	10/28/16	292
BAML	JPY	6,973,144	USD	(69,551)	10/28/16	(704)
BAML	NZD	(445,597)	USD	326,105	10/28/16	2,031
BB	COP	562,036,112	USD	(193,866)	10/28/16	(38)
BNP	AUD	(67,114)	USD	51,400	10/28/16	68
BNP	INR	6,594,064	USD	(98,861)	10/28/16	(231)
BNP	NOK	(1,676)	USD	207	10/28/16	(3)
BNYM	CAD	(3,540)	USD	2,684	10/3/16	(14)
CITI	ZAR	(1,371,050)	USD	101,277	10/28/16	1,913
HSBC	GBP	(56,009)	USD	72,963	10/28/16	323
JPMC	KRW	(211,964,600)	USD	193,002	10/28/16	645
JPMC	PLN	(238,967)	USD	62,545	10/28/16	95
TD	EUR	(196,721)	USD	221,011	10/28/16	(272)
TD	INR	6,568,547	USD	(98,515)	10/28/16	(267)
TD	JPY	(6,235,213)	USD	62,268	10/28/16	707
TD	MXN	(1,557,758)	USD	79,879	10/28/16	(189)
TD	NZD	(464,548)	USD	338,586	10/28/16	729
TD	ZAR	(2,670,000)	USD	197,076	10/28/16	3,573
UBS	IDR	(5,343,456,070)	USD	412,303	10/28/16	3,124

						$10,347

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(129)	U.S. Treasury 10 yr Notes	$(16,900,356)	$(16,915,125)	12/21/16	$(14,769)
71	U.S. Treasury Long Bonds	11,926,312	11,939,094	12/21/16	12,782

					$(1,987)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Delaware Foundation® Conservative Allocation Fund–27

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BB–Barclays Bank

BNP–BNP Paribas

BNYM–Bank of New York Mellon

CAD–Canadian Dollar

CITI–Citigroup Global Markets

CLO–Collateralized Loan Obligation

COP–Colombian Peso

DB–Deutsche Bank

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

EUR–Euro

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GE–General Electric

GNMA–Government National Mortgage Association

GS–Goldman Sachs

HSBC–Hong Kong Shanghai Bank

IDR–Indonesian Rupiah

INR–Indian Rupee

IT–Information Technology

JPM–JPMorgan

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

LB–Lehman Brothers

MXN–Mexican Peso

NOK–Norwegian Krone

NZD–New Zealand Dollar

PEN–Peruvian Nuevo Sol

PLN–Polish Zloty

RBS–Royal Bank of Scotland

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Bank

UBS–Union Bank of Switzerland

USD–U.S. Dollar

WF–Wells Fargo

yr–Year

ZAR–South African Rand

LVIP Delaware Foundation® Conservative Allocation Fund–28

LVIP Delaware Foundation® Conservative Allocation Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Foundation® Conservative Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (“CDS”) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sales price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$247,292,005

Aggregate unrealized appreciation	$38,987,907
Aggregate unrealized depreciation	(7,197,989)

Net unrealized appreciation	$31,789,918

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

LVIP Delaware Foundation® Conservative Allocation Fund–29

LVIP Delaware Foundation® Conservative Allocation Fund

Notes (continued)

2. Investments (continued)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3	Total

Common Stock
U.S. Markets
Aerospace & Defense	$1,647,344	$—	$—	$1,647,344
Air Freight & Logistics	110,743	—	—	110,743
Auto Components	207,823	—	—	207,823
Automobiles	104,405	—	—	104,405
Banks	2,187,022	224,260	—	2,411,282
Beverages	125,086	—	—	125,086
Biotechnology	2,336,276	—	—	2,336,276
Building Products	116,075	134,157	—	250,232
Capital Markets	1,722,793	—	—	1,722,793
Chemicals	1,150,811	—	—	1,150,811
Commercial Services & Supplies	947,405	—	—	947,405
Communications Equipment	887,202	—	—	887,202
Construction & Engineering	229,625	—	—	229,625
Consumer Finance	129,294	—	—	129,294
Containers & Packaging	102,438	—	—	102,438
Diversified Telecommunication Services	1,405,492	—	—	1,405,492
Electric Utilities	505,750	—	—	505,750
Electrical Equipment	91,994	—	—	91,994
Electronic Equipment, Instruments & Components	85,140	—	—	85,140
Energy Equipment & Services	817,076	—	—	817,076
Equity Real Estate Investment Trusts	7,884,116	—	—	7,884,116
Food & Staples Retailing	1,004,626	—	—	1,004,626
Food Products	1,652,814	123,885	—	1,776,699
Gas Utilities	153,094	—	—	153,094
Health Care Equipment & Supplies	1,285,480	—	—	1,285,480
Health Care Providers & Services	2,173,776	—	—	2,173,776
Health Care Technology	118,716	—	—	118,716
Hotels, Restaurants & Leisure	543,838	71,930	—	615,768
Household Durables	65,088	—	—	65,088
Household Products	303,796	—	—	303,796
Industrial Conglomerates	442,032	—	—	442,032
Insurance	1,722,192	186,918	—	1,909,110
Internet & Direct Marketing Retail	1,065,189	—	—	1,065,189
Internet Software & Services	2,834,601	—	—	2,834,601
IT Services	2,353,371	474,084	—	2,827,455
Leisure Products	—	74,798	—	74,798
Life Sciences Tools & Services	395,755	—	—	395,755
Machinery	450,821	223,730	—	674,551
Media	922,304	—	—	922,304
Metals & Mining	237,025	—	—	237,025
Multiline Retail	165,386	—	—	165,386
Multi-Utilities	128,867	—	—	128,867

LVIP Delaware Foundation® Conservative Allocation Fund–30

LVIP Delaware Foundation® Conservative Allocation Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Oil, Gas & Consumable Fuels	$2,769,300	$—	$—	$2,769,300
Paper & Forest Products	211,279	—	—	211,279
Pharmaceuticals	3,032,425	—	—	3,032,425
Professional Services	703,528	—	—	703,528
Road & Rail	323,572	—	—	323,572
Semiconductors & Semiconductor Equipment	2,588,270	—	—	2,588,270
Software	2,560,675	506,422	—	3,067,097
Specialty Retail	1,201,193	—	—	1,201,193
Technology Hardware, Storage & Peripherals	461,244	—	—	461,244
Textiles, Apparel & Luxury Goods	253,568	—	—	253,568
Thrifts & Mortgage Finance	136,404	—	—	136,404
Trading Companies & Distributors	93,947	—	—	93,947
Developed Markets
Aerospace & Defense	—	333,667	—	333,667
Air Freight & Logistics	—	563,428	—	563,428
Auto Components	—	653,518	—	653,518
Automobiles	—	1,083,774	—	1,083,774
Banks	397,973	1,838,867	—	2,236,840
Beverages	—	836,129	—	836,129
Biotechnology	—	279,474	—	279,474
Construction & Engineering	—	694,260	—	694,260
Diversified Telecommunication Services	—	666,922	—	666,922
Food & Staples Retailing	—	284,859	—	284,859
Food Products	—	390,461	—	390,461
Household Durables	—	428,944	—	428,944
Industrial Conglomerates	—	520,303	—	520,303
Insurance	—	453,416	—	453,416
IT Services	640,908	—	—	640,908
Life Sciences Tools & Services	112,187	—	—	112,187
Machinery	—	321,560	—	321,560
Media	—	202,411	—	202,411
Metals & Mining	304,206	277,689	—	581,895
Multi-Utilities	—	250,807	—	250,807
Oil, Gas & Consumable Fuels	299,810	389,093	—	688,903
Pharmaceuticals	772,376	1,681,170	—	2,453,546
Professional Services	—	427,218	—	427,218
Road & Rail	—	538,606	—	538,606
Software	—	408,178	—	408,178
Specialty Retail	—	384,312	—	384,312
Textiles, Apparel & Luxury Goods	—	947,357	—	947,357
Tobacco	—	634,496	—	634,496
Trading Companies & Distributors	—	778,742	—	778,742
Wireless Telecommunication Services	—	356,539	—	356,539
Emerging Markets
Airlines	47,040	—	—	47,040
Automobiles	—	223,623	—	223,623
Banks	804,565	723,395	—	1,527,960
Beverages	267,969	259,672	—	527,641
Building Products	—	205,768	—	205,768
Chemicals	191,482	—	—	191,482
Construction Materials	152,618	201,457	—	354,075
Diversified Financial Services	—	141,726	—	141,726
Diversified Telecommunication Services	195,273	67,547	—	262,820
Electronic Equipment, Instruments & Components	—	218,105	—	218,105
Food & Staples Retailing	148,085	140,414	—	288,499

LVIP Delaware Foundation® Conservative Allocation Fund–31

LVIP Delaware Foundation® Conservative Allocation Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Food Products	$133,085	$504,898	$—	$637,983
Hotels, Restaurants & Leisure	—	56,389	—	56,389
Insurance	—	175,265	—	175,265
Internet & Direct Marketing Retail	348,047	268,120	—	616,167
Internet Software & Services	1,072,842	652,691	—	1,725,533
IT Services	107,820	—	—	107,820
Media	236,297	—	—	236,297
Metals & Mining	45,650	22,526	—	68,176
Multiline Retail	—	89,294	—	89,294
Oil, Gas & Consumable Fuels	1,075,387	616,943	—	1,692,330
Personal Products	171,263	—	—	171,263
Real Estate Management & Development	—	111,312	—	111,312
Road & Rail	7,043	—	—	7,043
Semiconductors & Semiconductor Equipment	226,366	484,905	—	711,271
Technology Hardware, Storage & Peripherals	—	875,514	—	875,514
Transportation Infrastructure	25,132	—	—	25,132
Wireless Telecommunication Services	1,018,389	404,427	—	1,422,816
Convertible Preferred Stock	244,940	89,899	—	334,839
Exchange-Traded Funds	13,468,774	—	—	13,468,774
Preferred Stock	—	1,245,136	—	1,245,136
Agency Collateralized Mortgage Obligations	—	7,220,007	—	7,220,007
Agency Commercial Mortgage-Backed Securities	—	2,107,358	—	2,107,358
Agency Mortgage-Backed Securities	—	32,762,600	—	32,762,600
Convertible Bonds	—	2,374,870	—	2,374,870
Corporate Bonds	—	93,994,260	—	93,994,260
Municipal Bonds	—	2,489,526	—	2,489,526
Non-Agency Asset-Backed Securities	—	6,612,477	90,000	6,702,477
Non-Agency Collateralized Mortgage Obligations	—	2,688,752	—	2,688,752
Non-Agency Commercial Mortgage-Backed Securities	—	9,205,766	—	9,205,766
Regional Bonds	—	1,233,970	—	1,233,970
Senior Secured Loans	—	4,656,267	324,375	4,980,642
Sovereign Bonds	—	5,312,887	—	5,312,887
Supranational Banks	—	1,586,073	—	1,586,073
U.S. Treasury Obligations	—	1,247,605	—	1,247,605
Money Market Fund	1,086,107	—	—	1,086,107

Total	$78,749,720	$199,917,828	$414,375	$279,081,923

Foreign Currency Exchange Contracts	$—	$10,347	$—	$10,347

Futures Contracts	$(1,987)	$—	$—	$(1,987)

As a result of utilizing international fair value pricing at September 30, 2016, a portion of the portfolio was categorized as Level 2.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Delaware Foundation® Conservative Allocation Fund–32

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–47.08%
U.S. MARKETS–30.22%
Aerospace & Defense–0.87%
†Esterline Technologies	305	$23,192
†KEYW Holding	2,690	29,698
†KLX	1,230	43,296
Lockheed Martin	370	88,696
Northrop Grumman	1,200	256,740
Raytheon	2,000	272,260
Rockwell Collins	390	32,893
United Technologies	1,030	104,648

		851,423

Air Freight & Logistics–0.06%
†XPO Logistics	1,600	58,672

		58,672

Auto Components–0.11%
BorgWarner	950	33,421
†Tenneco	1,280	74,586

		108,007

Automobiles–0.05%
Ford Motor	4,400	53,108

		53,108

Banks–1.27%
BB&T	7,100	267,812
Bryn Mawr Bank	830	26,552
Cardinal Financial	1,780	46,440
Citigroup	1,880	88,792
City Holding	1,110	55,822
@CoBiz Financial	2,135	28,417
@Flushing Financial	1,960	46,491
Great Western Bancorp	1,600	53,312
Hope Bancorp	3,030	52,631
@Independent Bank (Massachusetts)	775	41,920
JPMorgan Chase & Co.	2,020	134,512
KeyCorp	4,790	58,294
Old National Bancorp	3,895	54,764
Prosperity Bancshares	1,120	61,477
Sterling Bancorp	3,460	60,550
Umpqua Holdings	3,080	46,354
Webster Financial	1,675	63,667
†Western Alliance Bancorp	1,535	57,624

		1,245,431

Beverages–0.06%
PepsiCo	560	60,911

		60,911

Biotechnology–1.24%
AbbVie	1,560	98,389
†Acorda Therapeutics	1,495	31,216
†Alkermes	840	39,505
†Biogen	795	248,859

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Biotechnology (continued)
†Celgene	3,703	$387,075
†Cepheid	815	42,942
Gilead Sciences	1,180	93,362
†Ligand Pharmaceuticals Class B	515	52,561
†Repligen	135	4,076
†Retrophin	2,000	44,760
†Spectrum Pharmaceuticals	4,240	19,801
†TESARO	695	69,667
†Vanda Pharmaceuticals	2,835	47,174
†Vertex Pharmaceuticals	480	41,861

		1,221,248

Building Products–0.14%
@AAON	2,625	75,653
†Continental Building Products	2,865	60,136

		135,789

Capital Markets–0.91%
Ameriprise Financial	410	40,906
Bank of New York Mellon	6,400	255,232
BlackRock	160	57,994
Evercore Partners Class A	1,085	55,888
Houlihan Lokey	1,205	30,185
Intercontinental Exchange	973	262,087
Invesco	1,690	52,846
Raymond James Financial	750	43,658
State Street	740	51,526
†Stifel Financial	1,100	42,295

		892,617

Chemicals–0.60%
†Axalta Coating Systems	1,820	51,451
Balchem	470	36,439
†Chemtura	1,040	34,122
Eastman Chemical	960	64,973
EI du Pont de Nemours & Co.	4,000	267,880
Minerals Technologies	1,090	77,052
Quaker Chemical	590	62,499

		594,416

Commercial Services & Supplies–0.50%
ABM Industries	1,255	49,823
Essendant	1,670	34,268
Republic Services	690	34,811
Tetra Tech	1,680	59,590
U.S. Ecology	895	40,132
Waste Management	4,300	274,168

		492,792

Communications Equipment–0.46%
Cisco Systems	11,260	357,167
†NETGEAR	870	52,626

LVIP Delaware Foundation® Moderate Allocation Fund–1

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Communications Equipment (continued)
Plantronics	750	$38,970

		448,763

Construction & Engineering–0.12%
Granite Construction	1,510	75,107
†MYR Group	1,400	42,140

		117,247

Consumer Finance–0.07%
Capital One Financial	930	66,802

		66,802

Containers & Packaging–0.05%
WestRock	1,093	52,989

		52,989

Diversified Telecommunication Services–0.76%
AT&T	10,610	430,872
ATN International	655	42,601
Verizon Communications	5,300	275,494

		748,967

Electric Utilities–0.27%
Edison International	3,700	267,325

		267,325

Electrical Equipment–0.05%
Eaton	740	48,625

		48,625

Electronic Equipment, Instruments & Components–0.05%
†Anixter International	690	44,505

		44,505

Energy Equipment & Services–0.42%
Halliburton	7,080	317,750
Schlumberger	1,270	99,873

		417,623

Equity Real Estate Investment Trusts–4.21%
American Campus Communities	600	30,522
American Tower	830	94,064
Apartment Investment & Management	1,150	52,797
AvalonBay Communities	675	120,042
Boston Properties	925	126,068
Brandywine Realty Trust	3,100	48,422
Camden Property Trust	175	14,655
Corporate Office Properties Trust	900	25,515
Cousins Properties	1,850	19,314
Crown Castle International	2,956	278,485
DCT Industrial Trust	1,528	74,184
DDR	3,500	61,005
Douglas Emmett	1,850	67,765
Duke Realty	3,800	103,854

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts (continued)
EastGroup Properties	675	$49,653
EPR Properties	920	72,441
Equinix	376	135,454
Equity LifeStyle Properties	475	36,661
Equity One	975	29,845
Equity Residential	1,775	114,186
Essex Property Trust	350	77,945
Extra Space Storage	500	39,705
Federal Realty Investment Trust	225	34,634
First Industrial Realty Trust	3,400	95,948
First Potomac Realty Trust	1,075	9,836
General Growth Properties	3,975	109,710
Gramercy Property Trust	5,355	51,622
Healthcare Realty Trust	1,000	34,060
Healthcare Trust of America Class A	987	32,196
Highwoods Properties	1,000	52,120
Host Hotels & Resorts	6,325	98,480
Kilroy Realty	600	41,610
Kimco Realty	1,900	55,005
Kite Realty Group Trust	2,177	60,346
LaSalle Hotel Properties	1,935	46,188
Lexington Realty Trust	2,225	22,917
Liberty Property Trust	475	19,166
Life Storage	385	34,242
LTC Properties	225	11,698
Macerich	500	40,435
Mack-Cali Realty	1,765	48,043
National Retail Properties	2,045	103,988
Pebblebrook Hotel Trust	2,220	59,052
Post Properties	750	49,598
Prologis	2,525	135,189
PS Business Parks	400	45,428
Public Storage	475	105,992
Ramco-Gershenson Properties Trust	4,595	86,110
Regency Centers	800	61,992
RLJ Lodging Trust	1,225	25,762
Sabra Health Care REIT	500	12,590
Simon Property Group	1,675	346,742
SL Green Realty	750	81,075
Spirit Realty Capital	2,875	38,324
Tanger Factory Outlet Centers	1,100	42,856
Taubman Centers	300	22,323
UDR	1,750	62,983
Urban Edge Properties	587	16,518
Ventas	1,675	118,305
VEREIT	1,850	19,185
Vornado Realty Trust	1,000	101,210
Welltower	500	37,385

		4,143,445

LVIP Delaware Foundation® Moderate Allocation Fund–2

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Food & Staples Retailing–0.54%
Casey’s General Stores	790	$94,919
CVS Health	3,760	334,602
Walgreens Boots Alliance	1,254	101,097

		530,618

Food Products–0.93%
Archer-Daniels-Midland	6,200	261,454
General Mills	710	45,355
@J&J Snack Foods	535	63,729
Kraft Heinz	3,033	271,484
Mondelez International	6,300	276,570

		918,592

Gas Utilities–0.08%
South Jersey Industries	1,080	31,914
Spire	775	49,399

		81,313

Health Care Equipment & Supplies–0.68%
Abbott Laboratories	6,300	266,427
CONMED	1,345	53,881
CryoLife	2,805	49,284
DENTSPLY SIRONA	2,176	129,320
†Merit Medical Systems	2,285	55,503
†Quidel	2,215	48,929
West Pharmaceutical Services	390	29,055
†Wright Medical Group	1,560	38,267

		670,666

Health Care Providers & Services–1.15%
†Air Methods	1,535	48,337
Cardinal Health	3,400	264,180
†Express Scripts Holding	4,660	328,670
HealthSouth	1,060	43,004
Quest Diagnostics	3,200	270,816
†Team Health Holdings	1,220	39,723
UnitedHealth Group	720	100,800
†WellCare Health Plans	315	36,883

		1,132,413

Health Care Technology–0.06%
†IMS Health Holdings	1,963	61,520

		61,520

Hotels, Restaurants & Leisure–0.33%
Aramark	660	25,100
Cheesecake Factory	695	34,792
†Chuy’s Holdings	465	12,992
†@Del Frisco’s Restaurant Group	2,775	37,379
†Fiesta Restaurant Group	1,395	33,480
Jack in the Box	645	61,881
†Popeyes Louisiana Kitchen	990	52,609

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Hotels, Restaurants & Leisure (continued)
Starbucks	1,160	$62,802

		321,035

Household Durables–0.03%
Newell Brands	609	32,070

		32,070

Household Products–0.16%
Kimberly-Clark	470	59,286
Procter & Gamble	1,120	100,520

		159,806

Industrial Conglomerates–0.23%
General Electric	5,230	154,913
Honeywell International	640	74,618

		229,531

Insurance–1.01%
Aflac	1,110	79,776
Allstate	4,000	276,720
American Equity Investment Life Holding	2,445	43,350
@Infinity Property & Casualty	490	40,489
Marsh & McLennan	4,100	275,725
Primerica	1,095	58,068
Prudential Financial	500	40,825
@Selective Insurance Group	1,440	57,398
Travelers	690	79,040
United Fire Group	975	41,262

		992,653

Internet & Direct Marketing Retail–0.56%
†Amazon.com	100	83,731
†Liberty Interactive Corp. QVC Group Class A	12,008	240,280
†Shutterfly	1,095	48,881
†TripAdvisor	2,787	176,083

		548,975

Internet Software & Services–1.49%
†Alphabet Class A	492	395,598
†Alphabet Class C	220	171,004
†eBay	7,583	249,481
†Facebook Class A	3,304	423,804
†GrubHub	930	39,981
†inContact	1,815	25,374
j2 Global	1,015	67,609
†Q2 Holdings	730	20,922
†Yahoo	1,600	68,960

		1,462,733

IT Services–1.50%
Accenture Class A	560	68,415

LVIP Delaware Foundation® Moderate Allocation Fund–3

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services (continued)
Convergys	1,810	$55,060
†ExlService Holdings	1,340	66,786
Mastercard Class A	2,572	261,752
†PayPal Holdings	7,879	322,803
Sabre	2,420	68,196
TeleTech Holdings	1,220	35,368
Visa Class A	4,167	344,611
@Xerox	24,700	250,211

		1,473,202

Leisure Products–0.04%
†@Malibu Boats Class A	2,560	38,144

		38,144

Life Sciences Tools & Services–0.21%
†Quintiles IMS Holdings	1,513	122,644
Thermo Fisher Scientific	520	82,711

		205,355

Machinery–0.36%
@Barnes Group	1,820	73,801
@Columbus McKinnon	2,210	39,426
ESCO Technologies	1,575	73,111
Federal Signal	2,440	32,354
Kadant	1,190	62,011
Parker-Hannifin	550	69,042

		349,745

Media–0.48%
@=Century Communications	5,000	0
Cinemark Holdings	1,330	50,912
Comcast Class A	1,510	100,173
†Liberty Global Class A	886	30,283
†Liberty Global Class C	3,409	112,633
National CineMedia	2,570	37,830
Walt Disney	1,550	143,933

		475,764

Metals & Mining–0.13%
Kaiser Aluminum	640	55,354
Worthington Industries	1,415	67,962

		123,316

Multiline Retail–0.09%
Dollar General	1,224	85,668

		85,668

Multi-Utilities–0.07%
NorthWestern	1,105	63,571

		63,571

Oil, Gas & Consumable Fuels–1.48%
†Carrizo Oil & Gas	1,695	68,851

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
Chevron	4,400	$452,848
ConocoPhillips	6,100	265,167
EOG Resources	440	42,552
Marathon Oil	9,900	156,519
Occidental Petroleum	4,510	328,869
†Parsley Energy Class A	585	19,603
†PDC Energy	775	51,972
†RSP Permian	1,195	46,342
†Synergy Resources	3,565	24,705

		1,457,428

Paper & Forest Products–0.11%
†Boise Cascade	1,515	38,481
Neenah Paper	875	69,134

		107,615

Pharmaceuticals–1.58%
†Allergan	1,500	345,465
†Catalent	2,235	57,752
Johnson & Johnson	2,300	271,699
†Medicines	1,390	52,459
Merck & Co.	6,370	397,552
Pfizer	11,519	390,149
†Prestige Brands Holdings	806	38,906

		1,553,982

Professional Services–0.37%
Kforce	2,715	55,630
Nielsen Holdings	3,753	201,048
†On Assignment	1,480	53,709
†TriNet Group	120	2,596
†WageWorks	843	51,347

		364,330

Road & Rail–0.17%
JB Hunt Transport Services	480	38,947
†Swift Transportation	1,910	41,008
Union Pacific	940	91,678

		171,633

Semiconductors & Semiconductor Equipment–1.36%
Analog Devices	470	30,291
†Applied Micro Circuits	5,440	37,808
Broadcom	420	72,458
Brooks Automation	2,460	33,481
Intel	9,830	371,083
†MACOM Technology Solutions Holdings	835	35,354
Maxim Integrated Products	2,080	83,054
†MaxLinear Class A	2,275	46,114
†Microsemi	1,375	57,723
QUALCOMM	5,914	405,109

LVIP Delaware Foundation® Moderate Allocation Fund–4

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Semiconductors & Semiconductor Equipment (continued)
†Semtech	2,010	$55,737
†Silicon Laboratories	905	53,214
†Synaptics	980	57,408

		1,338,834

Software–1.62%
†Adobe Systems	710	77,063
@CA	7,966	263,515
†Callidus Software	2,640	48,444
†Electronic Arts	2,800	239,120
†Guidewire Software	310	18,594
Intuit	1,035	113,860
Microsoft	7,372	424,627
†Proofpoint	945	70,733
†salesforce.com	1,070	76,323
SS&C Technologies Holdings	1,120	36,008
Symantec	6,528	163,853
†Tyler Technologies	340	58,218

		1,590,358

Specialty Retail–0.63%
†Express	2,975	35,075
†Five Below	610	24,577
Home Depot	640	82,355
L Brands	2,422	171,405
Lowe’s	3,400	245,514
Tractor Supply	860	57,921

		616,847

Technology Hardware, Storage & Peripherals–0.24%
Apple	2,090	236,275

		236,275

Textiles, Apparel & Luxury Goods–0.14%
†G-III Apparel Group	1,350	39,353
NIKE Class B	670	35,276
†Steven Madden	1,781	61,534

		136,163

Thrifts & Mortgage Finance–0.07%
†Essent Group	1,425	37,919
WSFS Financial	920	33,571

		71,490

Trading Companies & Distributors–0.05%
Applied Industrial Technologies	1,045	48,843

		48,843

Total U.S. Markets (Cost $19,705,895)		29,721,193

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS–10.13%
Aerospace & Defense–0.18%
Meggitt	29,926	$174,669

		174,669

Air Freight & Logistics–0.30%
Deutsche Post	9,588	300,186

		300,186

Auto Components–0.35%
Sumitomo Rubber Industries	14,300	216,300
Valeo	2,166	126,427

		342,727

Automobiles–0.59%
Bayerische Motoren Werke	2,669	224,717
Toyota Motor	6,100	353,839

		578,556

Banks–1.18%
ING Groep	16,960	209,382
Mitsubishi UFJ Financial Group	63,300	320,683
Nordea Bank	30,489	302,770
†Standard Chartered	26,639	216,782
UniCredit	48,622	113,334

		1,162,951

Beverages–0.45%
Carlsberg Class B	2,782	265,887
Coca-Cola Amatil	22,183	174,916

		440,803

Biotechnology–0.15%
Shire	2,254	145,751

		145,751

Construction & Engineering–0.36%
Vinci	4,633	354,788

		354,788

Diversified Telecommunication Services–0.35%
Nippon Telegraph & Telephone	7,648	349,789

		349,789

Food & Staples Retailing–0.15%
Tesco	62,932	149,052

		149,052

Food Products–0.21%
†Aryzta	4,580	203,726

		203,726

Household Durables–0.23%
Techtronic Industries	57,000	223,286

		223,286

LVIP Delaware Foundation® Moderate Allocation Fund–5

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Industrial Conglomerates–0.27%
Koninklijke Philips	9,049	$267,756

		267,756

Insurance–0.24%
AXA	11,167	237,435

		237,435

IT Services–0.34%
†CGI Group Class A	6,065	288,884
†InterXion Holding	1,195	43,283

		332,167

Life Sciences Tools & Services–0.06%
†ICON	750	58,028

		58,028

Machinery–0.17%
Minebea	17,700	167,400

		167,400

Media–0.11%
Publicis Groupe	1,399	105,859

		105,859

Metals & Mining–0.30%
Alamos Gold	9,639	79,348
†Anglo American ADR	2,300	14,490
Rio Tinto	4,457	148,134
Yamana Gold	12,826	55,236

		297,208

Multi-Utilities–0.13%
National Grid	9,164	129,422

		129,422

Oil, Gas & Consumable Fuels–0.37%
Suncor Energy	5,800	161,009
TOTAL	4,312	205,081

		366,090

Pharmaceuticals–1.30%
Novartis	4,094	323,100
Novo Nordisk ADR	2,572	106,969
Sanofi	4,288	326,535
STADA Arzneimittel	4,019	223,613
Teva Pharmaceutical Industries ADR	6,400	294,464

		1,274,681

Professional Services–0.23%
Teleperformance	2,089	222,836

		222,836

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Road & Rail–0.29%
East Japan Railway	3,166	$285,776

		285,776

Software–0.22%
Playtech	18,001	212,445

		212,445

Specialty Retail–0.20%
Nitori Holdings	1,640	196,591

		196,591

Textiles, Apparel & Luxury Goods–0.50%
Kering	822	165,866
Yue Yuen Industrial Holdings	79,500	328,561

		494,427

Tobacco–0.32%
Japan Tobacco	7,800	319,295

		319,295

Trading Companies & Distributors–0.39%
ITOCHU	22,614	284,700
Rexel	6,300	96,506

		381,206

Wireless Telecommunication Services–0.19%
Tele2 Class B	21,621	186,634

		186,634

Total Developed Markets (Cost $8,069,387)		9,961,540

×EMERGING MARKETS–6.73%
Airlines–0.03%
†Gol Linhas Aereas Inteligentes ADR	1,320	25,027

		25,027

Automobiles–0.11%
Astra International	54,300	34,455
Mahindra & Mahindra	3,503	74,089

		108,544

Banks–0.82%
Akbank	39,886	106,852
Banco Bradesco ADR	7,900	71,653
Bangkok Bank	10,230	48,163
China Construction Bank	83,028	62,357
Grupo Financiero Banorte	11,800	61,946
Grupo Financiero Santander Mexico Class B ADR	6,900	60,720
ICICI Bank ADR	12,800	95,616
Industrial & Commercial Bank of China	86,406	54,839
Itau Unibanco Holding ADR	8,598	94,062

LVIP Delaware Foundation® Moderate Allocation Fund–6

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Banks (continued)
KB Financial Group ADR	1,578	$53,983
=Sberbank of Russia	40,380	93,460

		803,651

Beverages–0.26%
Anadolu Efes Biracilik Ve Malt Sanayii	7,204	43,608
Cia Cervecerias Unidas ADR	2,000	40,380
Fomento Economico Mexicano ADR	1,100	101,244
@Lotte Chilsung Beverage	42	61,104
Tsingtao Brewery	3,305	12,938

		259,274

Building Products–0.11%
KCC	295	106,308

		106,308

Chemicals–0.11%
Braskem ADR	3,700	56,906
Sociedad Quimica y Minera de Chile ADR	1,700	45,730

		102,636

Construction Materials–0.19%
†Cemex ADR	7,806	61,980
†Cemex Latam Holdings	3,890	14,786
UltraTech Cement	1,827	105,795

		182,561

Diversified Financial Services–0.07%
Reliance Capital	5,085	41,922
Remgro	1,842	30,824

		72,746

Diversified Telecommunication Services–0.15%
LG Uplus	3,269	34,961
Telefonica Brasil ADR	7,480	108,236

		143,197

Electronic Equipment, Instruments & Components–0.11%
Hon Hai Precision Industry	31,566	79,882
Samsung SDI	359	31,533

		111,415

Food & Staples Retailing–0.15%
Cia Brasileira de Distribuicao ADR	2,500	40,975
Wal-Mart de Mexico Class V	16,059	35,158
†X5 Retail Group GDR	2,523	73,165

		149,298

Food Products–0.34%
BRF ADR	3,940	67,216
China Mengniu Dairy	32,000	59,893
@Lotte Confectionery	560	89,631
Tingyi Cayman Islands Holding	34,000	39,555

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Food Products (continued)
@Uni-President China Holdings	113,600	$80,935

		337,230

Hotels, Restaurants & Leisure–0.04%
†@Arcos Dorados Holdings	6,800	35,836

		35,836

Insurance–0.09%
Samsung Life Insurance	948	91,042

		91,042

Internet & Direct Marketing Retail–0.32%
†@B2W Cia Digital	28,099	137,724
†Ctrip.com International ADR	3,700	172,309
†Qunar Cayman Islands ADR	300	8,700

		318,733

Internet Software & Services–0.93%
†Alibaba Group Holding ADR	1,300	137,527
†Baidu ADR	1,550	282,209
†SINA	1,900	140,277
†@Sohu.com	2,900	128,325
Tencent Holdings	7,900	219,636
†Weibo ADR	190	9,527

		917,501

IT Services–0.06%
†WNS Holdings ADR	1,925	57,654

		57,654

Media–0.13%
Grupo Televisa ADR	4,800	123,312

		123,312

Metals & Mining–0.03%
†Impala Platinum Holdings	1,965	9,929
Vale ADR	4,300	23,650

		33,579

Multiline Retail–0.05%
Woolworths Holdings	9,032	50,996

		50,996

Oil, Gas & Consumable Fuels–0.91%
Cairn India	8,045	24,302
China Petroleum & Chemical	66,750	49,279
Gazprom ADR	15,168	63,937
Lukoil ADR	1,500	73,095
PetroChina ADR	700	46,760
†Petroleo Brasileiro ADR	12,400	115,692
PTT-Foreign	7,324	71,655
#Reliance Industries GDR 144A	11,335	371,788
Rosneft GDR	9,900	54,152

LVIP Delaware Foundation® Moderate Allocation Fund–7

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
Tambang Batubara Bukit Asam Persero	30,200	$22,361

		893,021

Personal Products–0.09%
Hypermarcas	10,200	88,227

		88,227

Real Estate Management & Development–0.06%
#@=Etalon Group GDR 144A	3,000	8,250
†@IRSA Inversiones y Representaciones ADR	1,100	20,889
UEM Sunrise	99,106	28,362

		57,501

Road & Rail–0.00%
†Rumo Logistica Operadora Multimodal	2,163	4,197

		4,197

Semiconductors & Semiconductor Equipment–0.31%
MediaTek	10,000	76,779
Taiwan Semiconductor Manufacturing	20,204	118,762
Taiwan Semiconductor Manufacturing ADR	3,700	113,183

		308,724

Technology Hardware, Storage & Peripherals–0.46%
Samsung Electronics	312	454,510

		454,510

Wireless Telecommunication Services–0.80%
America Movil ADR	6,100	69,784
China Mobile	14,298	175,642
China Mobile ADR	200	12,304
MegaFon GDR	2,046	19,501
Mobile TeleSystems ADR	3,100	23,653
SK Telecom ADR	11,400	257,640
Tim Participacoes ADR	9,900	121,176
†Turkcell Iletisim Hizmetleri ADR	4,400	35,464
VimpelCom ADR	11,300	39,324
Vodacom Group	2,695	30,280

		784,768

Total Emerging Markets (Cost $6,185,268)		6,621,488

Total Common Stock (Cost $33,960,550)		46,304,221

CONVERTIBLE PREFERRED STOCK–0.08%
Bank of America 7.25%, exercise price $50.00, expiration date 12/31/49	10	12,208

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK (continued)
Crown Castle International 4.50%, exercise price $85.77, expiration date 11/1/16	110	$12,432
DTE Energy 6.50%, exercise price $116.31, expiration date 10/1/19	21	1,092
Exelon 6.50%, exercise price $43.75, expiration date 6/1/17	250	11,685
@Huntington Bancshares 8.50%, exercise price $11.95, expiration date 12/31/49	12	17,400
T-Mobile US 5.50%, exercise price $31.02, expiration date 12/15/17	125	9,759
Wells Fargo & Co. 7.50%, exercise price $156.71, expiration date 12/31/49	13	17,012

Total Convertible Preferred Stock (Cost $71,407)		81,588

EXCHANGE-TRADED FUNDS–7.19%
iShares iBoxx $ High Yield Corporate Bond ETF	300	26,178
iShares MSCI EAFE Growth Index ETF	52,140	3,565,333
iShares MSCI EAFE Index ETF	25,985	1,536,493
Vanguard FTSE Developed Markets ETF	52,030	1,946,442

Total Exchange-Traded Funds (Cost $5,457,516)		7,074,446

PREFERRED STOCK–0.28%
•General Electric 5.00%	123,000	130,958
•Integrys Energy Group 6.00%	1,900	52,084
#•PNC Preferred Funding Trust II 2.073%	100,000	95,750

Total Preferred Stock (Cost $251,226)		278,792

	Principal Amount°

AGENCY ASSET-BACKED SECURITY–0.00%
•Fannie Mae REMIC Trust Series 2002-W11 AV1 0.865% 11/25/32	198	193

Total Agency Asset-Backed Security (Cost $198)		193

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.20%
Fannie Mae REMIC Trust Series 2004-W11 1A2 6.50% 5/25/44	7,611	9,153
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	3,122	3,526

LVIP Delaware Foundation® Moderate Allocation Fund–8

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2003-26 AT 5.00% 11/25/32	1,450	$1,455
Series 2005-70 PA 5.50% 8/25/35	3,457	3,920
•*Series 2008-15 SB 6.075% 8/25/36	24,449	5,079
Series 2010-41 PN 4.50% 4/25/40	40,000	44,314
Series 2010-43 HJ 5.50% 5/25/40	4,794	5,427
•*Series 2010-129 SM 5.475% 11/25/40	50,298	8,750
*Series 2012-98 MI 3.00% 8/25/31	73,248	7,170
•*Series 2012-122 SD 5.575% 11/25/42	142,107	30,888
*Series 2013-26 ID 3.00% 4/25/33	69,384	8,778
*Series 2013-38 AI 3.00% 4/25/33	65,683	7,695
*Series 2013-43 IX 4.00% 5/25/43	196,292	40,825
*Series 2013-44 DI 3.00% 5/25/33	136,677	19,207
*Series 2013-55 AI 3.00% 6/25/33	82,148	10,329
Series 2014-36 ZE 3.00% 6/25/44	34,317	34,584
•*Series 2014-68 BS 5.625% 11/25/44	75,338	15,883
•*Series 2014-90 SA 5.625% 1/25/45	195,679	40,378
•*Series 2015-27 SA 5.925% 5/25/45	82,502	19,502
Series 2015-44 Z 3.00% 9/25/43	63,328	63,224
•*Series 2015-95 SH 5.475% 1/25/46	93,026	23,640
•*Series 2016-55 SK 5.475% 8/25/46	98,743	26,604
•*Series 2016-62 SA 5.475% 9/25/46	100,599	28,923
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	2,148	2,411
Series 2326 ZQ 6.50% 6/15/31	9,286	10,672
Series 2557 WE 5.00% 1/15/18	2,020	2,057
Series 3656 PM 5.00% 4/15/40	40,726	45,238
Series 4065 DE 3.00% 6/15/32	5,000	5,319
*Series 4109 AI 3.00% 7/15/31	163,014	15,964
*Series 4120 IK 3.00% 10/15/32	105,140	12,517

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
*Series 4146 IA 3.50% 12/15/32	63,903	$8,953
•*Series 4159 KS 5.626% 1/15/43	67,765	17,345
*Series 4181 DI 2.50% 3/15/33	68,956	7,990
•*Series 4184 GS 5.596% 3/15/43	68,912	17,607
*Series 4185 LI 3.00% 3/15/33	68,489	9,034
*Series 4191 CI 3.00% 4/15/33	71,184	8,993
*Series 4342 CI 3.00% 11/15/33	71,204	7,281
Series 4435 DY 3.00% 2/15/35	51,000	53,237
Series 4592 WT 5.50% 6/15/46	117,603	131,946
•*Series 4594 SG 5.476% 6/15/46	149,150	41,542
Freddie Mac Strips
•*Series 267 S5 5.476% 8/15/42	70,882	15,950
•*Series 299 S1 5.476% 1/15/43	69,922	14,856
•*Series 326 S2 5.426% 3/15/44	79,596	17,576
◆Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	10,004	11,852
GNMA
Series 2010-113 KE 4.50% 9/20/40	95,000	106,697
Series 2013-113 AZ 3.00% 8/20/43	62,517	61,818
Series 2015-133 AL 3.00% 5/20/45	68,000	69,018
Series 2016-111 PB 2.50% 8/20/46	24,000	23,476

Total Agency Collateralized Mortgage Obligations (Cost $1,220,123)		1,178,603

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.48%
Freddie Mac Multifamily Structured Pass Through Certificates
◆Series K041 A2 3.171% 10/25/24	55,000	59,822
◆Series K055 A2 2.673% 3/25/26	80,000	83,703
◆Series K056 A2 2.525% 5/25/26	25,000	25,842
◆Series K716 A2 3.13% 6/25/21	35,000	37,421
◆Series K722 A1 2.183% 5/25/22	29,885	30,553
FREMF Mortgage Trust
#•Series 2011-K14 B 144A 5.341% 2/25/47	15,000	16,780
#•Series 2011-K15 B 144A 5.116% 8/25/44	10,000	11,048
#•Series 2012-K18 B 144A 4.40% 1/25/45	20,000	21,742

LVIP Delaware Foundation® Moderate Allocation Fund–9

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust (continued)
#•Series 2012-K22 B 144A 3.811% 8/25/45	35,000	$37,191
#•Series 2012-K708 B 144A 3.883% 2/25/45	35,000	36,073
#•Series 2012-K708 C 144A 3.883% 2/25/45	10,000	9,999
#•Series 2013-K33 B 144A 3.618% 8/25/46	25,000	25,719
#•Series 2013-K35 C 144A 4.077% 8/25/23	10,000	9,789
#•Series 2013-K712 B 144A 3.484% 5/25/45	20,000	20,535
#•Series 2013-K713 B 144A 3.274% 4/25/46	10,000	10,257
#•Series 2013-K713 C 144A 3.274% 4/25/46	40,000	39,878

Total Agency Commercial Mortgage-Backed Securities (Cost $470,174)		476,352

AGENCY MORTGAGE-BACKED SECURITIES–10.06%
Fannie Mae ARM
•2.406% 3/1/38	2,425	2,553
•2.412% 5/1/43	20,395	20,998
•2.553% 6/1/43	7,835	8,053
•2.913% 7/1/45	11,632	12,096
•2.951% 12/1/45	14,962	15,630
•2.964% 4/1/46	3,724	3,880
•3.216% 4/1/44	20,690	21,603
•3.232% 3/1/44	27,610	29,024
•3.275% 9/1/43	18,349	19,213
•6.099% 8/1/37	1,770	1,778
Fannie Mae S.F. 30 yr
4.50% 11/1/39	18,280	20,381
4.50% 1/1/40	288,507	319,453
4.50% 6/1/40	22,557	25,090
4.50% 8/1/40	6,755	7,429
4.50% 7/1/41	57,079	63,370
4.50% 1/1/42	5,286	5,851
4.50% 8/1/42	336,247	371,074
4.50% 10/1/43	157,153	173,968
4.50% 10/1/44	18,460	20,429
4.50% 2/1/46	1,891,000	2,098,157
4.50% 3/1/46	11,852	13,096
5.00% 2/1/35	6,714	7,485
5.00% 10/1/35	14,947	16,629
5.00% 11/1/35	7,020	7,811
5.00% 4/1/37	4,070	4,517
5.00% 8/1/37	10,593	11,806
5.00% 12/1/39	10,781	12,115

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.00% 1/1/40	2,419	$2,733
5.00% 1/1/42	136,442	154,517
5.00% 11/1/44	129,983	144,786
5.50% 12/1/32	784	892
5.50% 6/1/33	4,605	5,228
5.50% 7/1/34	1,192	1,357
5.50% 9/1/34	14,618	16,635
5.50% 11/1/34	4,358	4,958
5.50% 3/1/35	2,245	2,527
5.50% 5/1/35	13,816	15,709
5.50% 6/1/35	2,809	3,196
5.50% 1/1/36	18,106	20,592
5.50% 4/1/36	21,237	24,087
5.50% 7/1/36	20,589	23,410
5.50% 9/1/36	44,078	50,098
5.50% 11/1/36	3,313	3,750
5.50% 1/1/37	196	223
5.50% 2/1/37	9,158	10,366
5.50% 4/1/37	44,810	51,011
5.50% 8/1/37	7,906	8,987
5.50% 1/1/38	219	248
5.50% 2/1/38	4,683	5,324
5.50% 6/1/38	32,535	36,814
5.50% 7/1/38	6,152	6,971
5.50% 9/1/38	24,573	27,909
5.50% 1/1/39	21,766	24,742
5.50% 10/1/39	35,391	40,002
5.50% 3/1/40	60,323	68,568
5.50% 7/1/40	29,070	33,061
5.50% 3/1/41	108,340	123,167
5.50% 6/1/41	43,491	49,558
5.50% 9/1/41	67,029	76,093
6.00% 6/1/36	1,441	1,655
6.00% 9/1/36	6,928	8,127
6.00% 12/1/36	1,505	1,737
6.00% 2/1/37	4,818	5,528
6.00% 5/1/37	10,635	12,178
6.00% 6/1/37	854	990
6.00% 7/1/37	18,687	21,714
6.00% 8/1/37	6,020	6,892
6.00% 9/1/37	1,746	2,003
6.00% 11/1/37	240	275
6.00% 5/1/38	26,518	30,428
6.00% 7/1/38	72,703	83,379
6.00% 9/1/38	58,222	66,983
6.00% 10/1/38	2,398	2,751
6.00% 11/1/38	3,682	4,263
6.00% 1/1/39	7,062	8,085
6.00% 9/1/39	61,488	70,517
6.00% 10/1/39	58,069	67,715
6.00% 3/1/40	6,598	7,571
6.00% 7/1/40	23,639	27,105

LVIP Delaware Foundation® Moderate Allocation Fund–10

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 9/1/40	5,846	$6,709
6.00% 11/1/40	2,632	3,067
6.00% 5/1/41	74,073	85,029
6.00% 6/1/41	27,025	31,005
6.00% 7/1/41	108,832	124,859
6.50% 2/1/36	4,576	5,271
6.50% 5/1/40	12,696	14,923
7.50% 6/1/31	4,143	4,967
Fannie Mae S.F. 30 yr TBA
3.00% 10/1/46	2,674,000	2,779,184
3.00% 11/1/46	485,000	502,928
Freddie Mac ARM
•2.48% 1/1/44	49,401	51,064
•2.62% 10/1/36	3,158	3,343
•2.763% 10/1/45	11,815	12,209
•2.82% 9/1/45	81,754	84,689
•2.938% 10/1/45	22,742	23,703
•2.949% 11/1/44	7,181	7,445
•2.981% 11/1/45	17,068	17,793
•3.112% 3/1/46	32,401	33,835
Freddie Mac S.F. 30 yr
4.50% 4/1/39	3,461	3,826
4.50% 5/1/40	139,548	156,235
4.50% 7/1/42	38,569	42,449
4.50% 12/1/43	33,609	37,222
4.50% 8/1/44	53,175	58,799
4.50% 7/1/45	209,000	229,855
5.00% 6/1/36	37,307	41,638
5.00% 8/1/41	32,353	36,216
5.50% 3/1/34	1,784	2,026
5.50% 12/1/34	1,757	2,003
5.50% 6/1/36	1,088	1,235
5.50% 9/1/37	2,086	2,364
5.50% 12/1/37	278,811	316,751
5.50% 4/1/38	7,585	8,598
5.50% 6/1/38	1,282	1,454
5.50% 7/1/38	7,633	8,667
5.50% 3/1/40	5,617	6,376
5.50% 8/1/40	12,125	13,736
5.50% 1/1/41	5,459	6,186
5.50% 6/1/41	37,694	42,918
6.00% 2/1/36	3,609	4,177
6.00% 3/1/36	5,282	6,104
6.00% 1/1/38	2,206	2,528
6.00% 6/1/38	5,833	6,694
6.00% 8/1/38	18,912	21,982
6.00% 5/1/40	12,520	14,458
6.00% 7/1/40	27,465	31,522
6.50% 4/1/39	8,983	10,338
7.00% 11/1/33	1,881	2,293
GNMA I S.F. 30 yr
5.00% 3/15/40	123,748	138,333

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr
5.50% 5/20/37	10,475	$11,720
5.50% 4/20/40	9,835	10,855
6.00% 2/20/39	17,700	20,241
6.00% 4/20/46	17,827	20,122

Total Agency Mortgage-Backed Securities (Cost $9,817,162)		9,892,848

CONVERTIBLE BONDS–0.49%
@Alaska Communications Systems Group 6.25% exercise price $10.28, maturity date 5/1/18	22,000	21,725
Atlas Air Worldwide Holdings 2.25% exercise price $74.05, maturity date 6/1/22	8,000	7,795
BioMarin Pharmaceutical 1.50% exercise price $94.15, maturity date 10/15/20	5,000	6,259
#Blackhawk Network Holdings 144A 1.50% exercise price $49.83, maturity date 1/15/22	12,000	11,490
Blackstone Mortgage Trust 5.25% exercise price $27.99, maturity date 12/1/18	24,000	26,430
Brookdale Senior Living 2.75% exercise price $29.33, maturity date 6/15/18	17,000	16,947
Cemex 3.72% exercise price $11.45, maturity date 3/15/20	13,000	13,609
@Chart Industries 2.00% exercise price $69.03, maturity date 8/1/18	18,000	17,775
#Ciena 144A 3.75% exercise price $20.17, maturity date 10/15/18	9,000	11,430
#Clearwire Communications 144A 8.25% exercise price $7.08, maturity date 12/1/40	11,000	11,481
#DISH Network 144A 3.375% exercise price $65.18, maturity date 8/15/26	3,000	3,300
@GAIN Capital Holdings 4.125% exercise price $12.00, maturity date 12/1/18	11,000	10,505
@fGeneral Cable 4.50% exercise price $31.96, maturity date 11/15/29	21,000	14,136
HealthSouth 2.00% exercise price $37.59, maturity date 12/1/43	15,000	17,653

LVIP Delaware Foundation® Moderate Allocation Fund–11

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
Helix Energy Solutions Group 3.25% exercise price $25.02, maturity date 3/15/32	14,000	$13,256
fHologic 2.00% exercise price $31.18, maturity date 3/1/42	7,000	9,555
Infinera 1.75% exercise price $12.58, maturity date 6/1/18	10,000	10,525
#Insulet 144A 1.25% exercise price $58.37, maturity date 9/15/21	1,000	989
Jefferies Group 3.875% exercise price $44.04, maturity date 11/1/29	15,000	15,263
#Knowles 144A 3.25% exercise price $18.43, maturity date 11/1/21	4,000	4,245
#Liberty Interactive 144A 1.00% exercise price $64.15, maturity date 9/30/43	18,000	15,554
#Liberty Media 144A 2.25% exercise price $104.55, maturity date 9/30/46	3,000	3,129
#Medicines 144A 2.75% exercise price $48.97, maturity date 7/15/23	6,000	6,139
fMeritor 4.00% exercise price $26.73, maturity date 2/15/27	15,000	15,056
Micron Technology 3.00% exercise price $29.16, maturity date 11/15/43	7,000	6,256
@New Mountain Finance 5.00% exercise price $15.80, maturity date 6/15/19	6,000	6,150
Novellus Systems 2.625% exercise price $34.00, maturity date 5/15/41	6,000	16,744
#NuVasive 144A 2.25% exercise price $59.82, maturity date 3/15/21	5,000	6,350
NXP Semiconductors 1.00% exercise price $102.84, maturity date 12/1/19	11,000	13,008
ON Semiconductor 1.00% exercise price $18.50, maturity date 12/1/20	9,000	9,169
PROS Holdings 2.00% exercise price $33.79, maturity date 12/1/19	17,000	16,830
Ship Finance International 5.75% exercise price $17.77, maturity date 10/15/21	4,000	4,000

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
@Spectrum Pharmaceuticals 2.75% exercise price $10.53, maturity date 12/15/18	15,000	$13,444
Spirit Realty Capital 3.75% exercise price $13.10, maturity date 5/15/21	11,000	12,506
Synchronoss Technologies 0.75% exercise price $53.17, maturity date 8/15/19	15,000	15,909
@TPG Specialty Lending 4.50% exercise price $25.83, maturity date 12/15/19	11,000	11,385
•Vector Group 1.75% exercise price $23.46, maturity date 4/15/20	15,000	17,166
•Vector Group 2.50% exercise price $15.22, maturity date 1/15/19	7,000	10,397
VEREIT 3.75% exercise price $14.99, maturity date 12/15/20	19,000	19,439
Verint Systems 1.50% exercise price $64.46, maturity date 6/1/21	16,000	15,240

Total Convertible Bonds (Cost $460,639)		478,239

CORPORATE BONDS–20.63%
Aerospace & Defense–0.03%
Lockheed Martin 3.55% 1/15/26	30,000	32,481

		32,481

Air Freight & Logistics–0.10%
Aviation Capital Group
#@144A 2.875% 9/17/18	5,000	5,069
#144A 4.875% 10/1/25	45,000	48,881
#144A 6.75% 4/6/21	35,000	41,169

		95,119

Airlines–0.17%
#◆Air Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27	24,006	24,908
◆American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	18,268	19,090
◆American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	28,635	29,387
◆American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27	9,763	10,361

LVIP Delaware Foundation® Moderate Allocation Fund–12

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Airlines (continued)
◆American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28		14,963	$15,842
◆United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26		14,141	15,184
◆United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26		42,405	44,684
◆United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28		5,000	5,119

			164,575

Auto Components–0.06%
American Axle & Manufacturing 6.25% 3/15/21		25,000	26,187
Goodyear Tire & Rubber 5.00% 5/31/26		35,000	36,094

			62,281

Automobiles–0.13%
Daimler 2.75% 12/10/18	NOK	200,000	25,799
Ford Motor 7.45% 7/16/31		45,000	59,667
Toyota Finance Australia 3.04% 12/20/16	NZD	60,000	43,637

			129,103

Banks–2.72%
Australia & New Zealand Banking Group 2.625% 12/10/18	CAD	25,000	19,593
Bank Nederlandse Gemeenten
#144A 1.625% 4/19/21		58,000	58,524
5.25% 5/20/24	AUD	17,000	15,400
Bank of America
3.30% 8/5/21	AUD	10,000	7,720
4.45% 3/3/26		245,000	263,444
BB&T 2.05% 5/10/21		215,000	217,385
Citizens Financial Group
2.375% 7/28/21		30,000	30,139
4.30% 12/3/25		35,000	36,794
Cooperatieve Rabobank 2.50% 9/4/20	NOK	110,000	14,409
#Credit Suisse Group Funding Guernsey 144A 3.80% 6/9/23		250,000	253,692
#Export-Import Bank of India 144A 3.375% 8/5/26		200,000	203,322
Fifth Third Bancorp 2.875% 7/27/20		20,000	20,785
Huntington Bancshares 2.30% 1/14/22		35,000	34,914

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co.
•1.373% 1/28/19		25,000	$25,047
2.95% 10/1/26		15,000	15,058
4.25% 10/1/27		225,000	241,945
•6.75% 8/29/49		40,000	44,200
KeyBank 3.40% 5/20/26		250,000	256,021
•KeyCorp 5.00% 12/29/49		25,000	24,687
KFW 1.50% 6/15/21		45,000	45,198
PNC Funding 5.625% 2/1/17		38,000	38,550
Santander UK Group Holdings
2.875% 10/16/20		100,000	100,959
3.125% 1/8/21		20,000	20,396
SunTrust Banks 2.35% 11/1/18		60,000	61,064
Toronto-Dominion Bank
2.125% 4/7/21		35,000	35,441
2.50% 12/14/20		50,000	51,446
•3.625% 9/15/31		65,000	65,292
U.S. Bancorp
2.375% 7/22/26		15,000	14,834
3.60% 9/11/24		75,000	80,464
#UBS Group Funding Jersey 144A 2.65% 2/1/22		200,000	199,874
•USB Capital IX 3.50% 10/29/49		140,000	120,050
Wells Fargo & Co 3.00% 7/27/21	AUD	27,000	20,757
Zions Bancorp 4.50% 6/13/23		40,000	41,864

			2,679,268

Beverages–0.55%
Anheuser-Busch InBev Finance 3.65% 2/1/26		240,000	258,260
Molson Coors Brewing
2.10% 7/15/21		10,000	10,103
3.00% 7/15/26		35,000	35,315
4.20% 7/15/46		85,000	88,943
#Pernod Ricard 144A 3.25% 6/8/26		150,000	152,676

			545,297

Biotechnology–0.35%
Biogen
4.05% 9/15/25		20,000	21,815
5.20% 9/15/45		85,000	100,379
Celgene
3.25% 8/15/22		25,000	26,274
3.875% 8/15/25		5,000	5,356
4.625% 5/15/44		15,000	15,873
Gilead Sciences
2.95% 3/1/27		40,000	40,474
4.15% 3/1/47		135,000	138,339

			348,510

Building Products–0.09%
Eagle Materials 4.50% 8/1/26		5,000	5,075

LVIP Delaware Foundation® Moderate Allocation Fund–13

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Building Products (continued)
Fortune Brands Home & Security 3.00% 6/15/20		25,000	$25,765
Masco 3.50% 4/1/21		55,000	57,200

			88,040

Capital Markets–0.78%
Affiliated Managers Group 3.50% 8/1/25		40,000	39,839
Bank of New York Mellon
2.15% 2/24/20		10,000	10,176
2.20% 8/16/23		40,000	39,917
2.50% 4/15/21		85,000	87,411
2.80% 5/4/26		20,000	20,551
•4.625% 12/29/49		50,000	49,375
Goldman Sachs Group 5.15% 5/22/45		70,000	76,632
Jefferies Group
6.45% 6/8/27		30,000	34,030
6.50% 1/20/43		10,000	10,470
Lazard Group
3.75% 2/13/25		10,000	10,084
6.85% 6/15/17		19,000	19,607
Morgan Stanley
•1.565% 1/24/19		26,000	26,101
3.125% 7/27/26		80,000	80,648
3.95% 4/23/27		125,000	130,111
5.00% 9/30/21	AUD	25,000	20,743
State Street
2.55% 8/18/20		40,000	41,507
3.10% 5/15/23		25,000	25,996
3.55% 8/18/25		40,000	43,418

			766,616

Chemicals–0.26%
CF Industries 6.875% 5/1/18		75,000	80,708
Eastman Chemical 4.65% 10/15/44		145,000	148,513
PolyOne 5.25% 3/15/23		15,000	15,602
#WR Grace & Co. 144A 5.125% 10/1/21		10,000	10,650

			255,473

Commercial Services & Supplies–0.53%
Penske Truck Leasing
#144A 3.30% 4/1/21		35,000	36,429
#144A 3.375% 2/1/22		180,000	187,407
#Prestige Brands 144A 5.375% 12/15/21		25,000	26,000
#Transurban Finance 144A 3.375% 3/22/27		20,000	20,194
United Rentals North America
4.625% 7/15/23		30,000	30,863

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
United Rentals North America (continued)
5.50% 7/15/25	44,000	$45,045
5.875% 9/15/26	15,000	15,525
Waste Management 2.40% 5/15/23	160,000	161,837

		523,300

Communications Equipment–0.09%
Cisco Systems
1.85% 9/20/21	45,000	45,302
2.20% 9/20/23	40,000	40,356

		85,658

Computers & Peripherals–0.16%
#Diamond 1 Finance 144A 6.02% 6/15/26	145,000	159,253

		159,253

Construction & Engineering–0.08%
AECOM 5.875% 10/15/24	32,000	34,320
#SBA Communications 144A 4.875% 9/1/24	35,000	35,350
Vale Overseas 5.875% 6/10/21	5,000	5,248

		74,918

Consumer Finance–0.26%
General Motors Financial
3.45% 4/10/22	90,000	91,398
3.70% 5/9/23	35,000	35,648
5.25% 3/1/26	20,000	22,006
Hyundai Capital America
#144A 2.55% 2/6/19	45,000	45,807
#144A 2.75% 9/27/26	35,000	34,643
#144A 3.00% 3/18/21	20,000	20,765
Toyota Motor Credit 2.80% 7/13/22	5,000	5,254

		255,521

Containers & Packaging–0.12%
Ball 5.25% 7/1/25	30,000	32,437
#CCL Industries 144A 3.25% 10/1/26	30,000	30,174
#Crown Americas 144A 4.25% 9/30/26	15,000	15,037
#Owens-Brockway Glass Container 144A 5.875% 8/15/23	37,000	39,844

		117,492

Diversified Financial Services–0.57%
Air Lease 3.00% 9/15/23	45,000	44,601
Berkshire Hathaway
2.75% 3/15/23	25,000	26,002
3.125% 3/15/26	85,000	89,447

LVIP Delaware Foundation® Moderate Allocation Fund–14

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
•E*TRADE Financial
5.875% 12/29/49		50,000	$51,875
#ERAC USA Finance 144A 3.30% 10/15/22		95,000	99,655
National Rural Utilities Cooperative Finance
2.70% 2/15/23		35,000	36,470
2.85% 1/27/25		40,000	41,673
•4.75% 4/30/43		50,000	50,891
•5.25% 4/20/46		20,000	21,632
#Peachtree Corners Funding Trust 144A 3.976% 2/15/25		100,000	100,833

			563,079

Diversified Telecommunication Services–0.57%
AT&T
4.125% 2/17/26		55,000	59,547
4.35% 6/15/45		35,000	34,617
#144A 4.50% 3/9/48		90,000	90,849
Bell Canada 3.35% 3/22/23	CAD	18,000	14,641
CenturyLink
5.80% 3/15/22		55,000	56,581
6.75% 12/1/23		30,000	31,313
Frontier Communications 8.875% 9/15/20		15,000	16,237
SBA Tower Trust
#144A 2.24% 4/16/18		35,000	35,120
#144A 2.898% 10/15/19		25,000	25,351
Verizon Communications
4.125% 8/15/46		175,000	175,792
4.862% 8/21/46		20,000	22,494

			562,542

Electric Utilities–2.62%
#American Transmission Systems 144A 5.25% 1/15/22		75,000	86,269
Appalachian Power 4.45% 6/1/45		25,000	27,435
Berkshire Hathaway Energy 3.75% 11/15/23		145,000	158,533
Black Hills
3.15% 1/15/27		20,000	20,232
3.95% 1/15/26		15,000	16,093
Cleveland Electric Illuminating 5.50% 8/15/24		40,000	47,724
@ComEd Financing III 6.35% 3/15/33		50,000	52,783
Commonwealth Edison 4.35% 11/15/45		45,000	51,620
Consumers Energy
3.25% 8/15/46		75,000	74,005
4.10% 11/15/45		10,000	11,324

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Dominion Resources
2.85% 8/15/26	65,000	$64,790
3.90% 10/1/25	75,000	80,842
DTE Energy
2.85% 10/1/26	40,000	39,914
3.30% 6/15/22	40,000	42,383
Duke Energy
2.65% 9/1/26	10,000	9,834
4.80% 12/15/45	30,000	34,198
Duke Energy Carolinas 3.875% 3/15/46	25,000	26,483
•Emera 6.75% 6/15/76	70,000	75,423
#Emera US Finance 144A 4.75% 6/15/46	130,000	140,089
Entergy
2.95% 9/1/26	10,000	10,037
4.00% 7/15/22	35,000	38,015
Entergy Louisiana 4.05% 9/1/23	90,000	99,424
Entergy Mississippi 2.85% 6/1/28	40,000	40,953
Exelon 3.95% 6/15/25	35,000	37,820
#Fortis 144A 3.055% 10/4/26	95,000	94,799
Great Plains Energy 4.85% 6/1/21	20,000	21,913
Indiana Michigan Power
3.20% 3/15/23	55,000	57,601
4.55% 3/15/46	15,000	16,954
IPALCO Enterprises 5.00% 5/1/18	35,000	36,663
ITC Holdings
3.25% 6/30/26	15,000	15,259
3.65% 6/15/24	25,000	26,333
Kansas City Power & Light 3.65% 8/15/25	65,000	69,091
LG&E & KU Energy 4.375% 10/1/21	130,000	143,475
#Massachusetts Electric 144A 4.004% 8/15/46	95,000	99,051
#Metropolitan Edison 144A 4.00% 4/15/25	35,000	36,591
NextEra Energy Capital Holdings
2.40% 9/15/19	55,000	56,114
3.625% 6/15/23	25,000	26,566
NV Energy 6.25% 11/15/20	45,000	52,858
Pennsylvania Electric 5.20% 4/1/20	70,000	75,738
Public Service of New Hampshire 3.50% 11/1/23	30,000	32,120
Public Service of Oklahoma 5.15% 12/1/19	60,000	65,883
South Carolina Electric & Gas 4.10% 6/15/46	15,000	16,050

LVIP Delaware Foundation® Moderate Allocation Fund–15

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Southern
2.75% 6/15/20	60,000	$61,942
3.25% 7/1/26	55,000	57,082
4.40% 7/1/46	50,000	54,178
#Trans-Allegheny Interstate Line 144A 3.85% 6/1/25	25,000	26,702
Wisconsin Electric Power 4.30% 12/15/45	25,000	28,847
Xcel Energy 3.30% 6/1/25	110,000	116,256

		2,574,289

Electronic Equipment, Instruments & Components–0.05%
#Fortive 144A 3.15% 6/15/26	45,000	46,373

		46,373

Equity Real Estate Investment Trusts–1.10%
Alexandria Real Estate Equities 3.95% 1/15/27	15,000	15,726
American Tower
2.25% 1/15/22	10,000	9,992
2.80% 6/1/20	10,000	10,266
4.00% 6/1/25	55,000	58,936
4.40% 2/15/26	30,000	32,921
#American Tower Trust I 144A 3.07% 3/15/23	50,000	52,178
AvalonBay Communities 2.95% 5/11/26	145,000	145,193
Corporate Office Properties
3.60% 5/15/23	35,000	35,030
5.25% 2/15/24	45,000	48,939
Crown Castle International 5.25% 1/15/23	55,000	62,485
CubeSmart 3.125% 9/1/26	45,000	44,896
DDR
7.50% 4/1/17	20,000	20,589
7.875% 9/1/20	40,000	48,081
Education Realty Operating Partnership 4.60% 12/1/24	40,000	41,762
Equinix 5.375% 4/1/23	58,000	61,117
GEO Group
5.125% 4/1/23	30,000	25,650
5.875% 10/15/24	25,000	21,625
Hospitality Properties Trust 4.50% 3/15/25	40,000	40,873
Host Hotels & Resorts
3.75% 10/15/23	30,000	30,428
4.50% 2/1/26	15,000	15,821
Kite Realty Group 4.00% 10/1/26	15,000	15,150
#MGM Growth Properties Operating Partnership 144A 4.50% 9/1/26	35,000	35,175

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Equity Real Estate Investment Trusts (continued)
Sovran Acquisition 3.50% 7/1/26	30,000	$30,677
UDR 4.00% 10/1/25	130,000	140,431
WP Carey 4.60% 4/1/24	35,000	36,630

		1,080,571

Food & Staples Retailing–0.66%
CVS Health
3.875% 7/20/25	147,000	160,320
5.00% 12/1/24	25,000	29,004
KFC Holding
#144A 5.00% 6/1/24	14,000	14,665
#144A 5.25% 6/1/26	12,000	12,720
Kroger 3.875% 10/15/46	65,000	65,696
Sysco 3.30% 7/15/26	170,000	176,588
Walgreens Boots Alliance
3.10% 6/1/23	115,000	118,790
3.45% 6/1/26	50,000	52,010
4.80% 11/18/44	15,000	16,601

		646,394

Food Products–0.31%
Aramark Services
#144A 4.75% 6/1/26	5,000	5,037
#144A 5.125% 1/15/24	45,000	46,913
#Arcor SAIC 144A 6.00% 7/6/23	5,000	5,337
JBS USA Finance
#144A 5.75% 6/15/25	25,000	24,687
#144A 5.875% 7/15/24	45,000	45,000
Kraft Heinz Foods 3.00% 6/1/26	135,000	136,355
#Post Holdings 144A 5.00% 8/15/26	45,000	44,888

		308,217

Gas Utilities–0.21%
AmeriGas Partners 5.875% 8/20/26	20,000	21,250
Dominion Gas Holdings 4.60% 12/15/44	30,000	32,437
#KeySpan Gas East 144A 2.742% 8/15/26	50,000	50,673
Southern Co. Gas Capital
3.25% 6/15/26	40,000	41,416
3.95% 10/1/46	65,000	65,989

		211,765

Health Care Equipment & Supplies–0.43%
Becton Dickinson and Co. 6.375% 8/1/19	70,000	79,037
Thermo Fisher Scientific 3.00% 4/15/23	220,000	225,632
Zimmer Biomet Holdings 3.375% 11/30/21	35,000	36,703

LVIP Delaware Foundation® Moderate Allocation Fund–16

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings (continued)
4.625% 11/30/19		80,000	$86,298

			427,670

Health Care Providers & Services–0.27%
DaVita 5.00% 5/1/25		75,000	75,469
HCA
5.25% 6/15/26		40,000	42,600
5.375% 2/1/25		45,000	46,519
HealthSouth
5.125% 3/15/23		10,000	10,025
5.75% 11/1/24		10,000	10,406
5.75% 9/15/25		10,000	10,475
#@Highmark 144A 6.125% 5/15/41		15,000	14,650
New York and Presbyterian Hospital 4.063% 8/1/56		40,000	43,243
#Universal Health Services 144A 5.00% 6/1/26		10,000	10,438

			263,825

Hotels, Restaurants & Leisure–0.11%
Marriott International 3.125% 6/15/26		45,000	45,575
MGM Resorts International 4.625% 9/1/26		25,000	24,500
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25		35,000	36,734
4.50% 10/1/34		5,000	5,258

			112,067

Household Products–0.03%
#Tempur Sealy International 144A 5.50% 6/15/26		25,000	25,813

			25,813

Independent Power & Renewable Electricity Producers–0.06%
#AES Gener 144A 5.25% 8/15/21		10,000	10,630
Calpine
#144A 5.25% 6/1/26		30,000	30,450
5.375% 1/15/23		20,000	20,025

			61,105

Industrial Conglomerates–0.15%
General Electric
2.10% 12/11/19		35,000	35,871
4.25% 1/17/18	NZD	40,000	29,578
5.55% 5/4/20		25,000	28,377
6.00% 8/7/19		50,000	56,519

			150,345

Insurance–0.73%
Berkshire Hathaway Finance 2.90% 10/15/20		50,000	52,587

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
#Liberty Mutual Group 144A 4.95% 5/1/22	15,000	$16,758
MetLife
6.40% 12/15/36	50,000	55,469
6.817% 8/15/18	130,000	142,801
#Principal Life Global Funding II 144A 3.00% 4/18/26	145,000	147,551
Prudential Financial
4.50% 11/15/20	20,000	22,070
•5.375% 5/15/45	30,000	31,350
•5.875% 9/15/42	40,000	44,180
TIAA Asset Management Finance
#144A 2.95% 11/1/19	35,000	36,090
#144A 4.125% 11/1/24	75,000	79,203
#USI 144A 7.75% 1/15/21	5,000	5,100
XLIT
4.45% 3/31/25	25,000	25,421
5.50% 3/31/45	40,000	39,271
•6.50% 12/29/49	25,000	18,809

		716,660

Internet Software & Services–0.03%
Zayo Group 6.00% 4/1/23	30,000	31,650

		31,650

IT Services–0.25%
Fidelity National Information Services
3.00% 8/15/26	20,000	19,846
5.00% 10/15/25	70,000	79,970
First Data
#144A 5.75% 1/15/24	95,000	97,969
#144A 7.00% 12/1/23	49,000	51,940

		249,725

Machinery–0.08%
Crane
2.75% 12/15/18	10,000	10,200
4.45% 12/15/23	55,000	59,257
Parker-Hannifin 3.30% 11/21/24	5,000	5,354

		74,811

Media–1.22%
21st Century Fox America 4.95% 10/15/45	60,000	68,292
CC Holdings GS V 3.849% 4/15/23	15,000	16,067
CCO Holdings
#144A 5.125% 5/1/23	45,000	47,081
#144A 5.75% 2/15/26	30,000	31,875
#Charter Communications Operating 144A 4.908% 7/23/25	160,000	176,800
Comcast 2.35% 1/15/27	215,000	212,427

LVIP Delaware Foundation® Moderate Allocation Fund–17

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
CSC Holdings 5.25% 6/1/24	19,000	$18,097
DISH DBS 5.00% 3/15/23	25,000	24,375
#Gray Television 144A 5.125% 10/15/24	20,000	19,675
#Nexstar Escrow 144A 5.625% 8/1/24	40,000	40,200
#Sinclair Television Group 144A 5.125% 2/15/27	45,000	44,100
Sirius XM Radio
#144A 5.375% 4/15/25	70,000	72,450
#144A 5.375% 7/15/26	50,000	51,500
#Sky 144A 3.75% 9/16/24	200,000	211,822
Time Warner Cable 7.30% 7/1/38	45,000	57,757
Tribune Media 5.875% 7/15/22	55,000	55,928
Viacom 3.45% 10/4/26	30,000	30,047
WPP Finance 2010 5.625% 11/15/43	15,000	17,864

		1,196,357

Metals & Mining–0.14%
#Lundin Mining 144A 7.50% 11/1/20	22,000	23,485
Rio Tinto Finance USA 3.75% 6/15/25	60,000	64,668
Southern Copper 5.875% 4/23/45	50,000	49,981

		138,134

Multi-Utilities–0.36%
Ameren Illinois 9.75% 11/15/18	170,000	198,467
CMS Energy 6.25% 2/1/20	30,000	34,211
Louisville Gas & Electric 4.375% 10/1/45	10,000	11,491
NiSource Finance 6.125% 3/1/22	40,000	47,784
SCANA 4.125% 2/1/22	55,000	57,560

		349,513

Oil, Gas & Consumable Fuels–1.40%
Anadarko Petroleum 5.55% 3/15/26	60,000	67,926
BP Capital Markets 3.017% 1/16/27	40,000	40,683
#Colorado Interstate Gas 144A 4.15% 8/15/26	45,000	44,703
ConocoPhillips 4.95% 3/15/26	75,000	84,696
Ecopetrol 7.375% 9/18/43	10,000	10,550
Energy Transfer Equity 7.50% 10/15/20	35,000	38,587
Energy Transfer Partners
4.75% 1/15/26	60,000	62,103
9.70% 3/15/19	48,000	55,101

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
EnLink Midstream Partners
2.70% 4/1/19	25,000	$24,850
4.85% 7/15/26	25,000	25,205
Enterprise Products Operating
3.95% 2/15/27	45,000	47,252
•7.034% 1/15/68	10,000	10,568
Hess 4.30% 4/1/27	45,000	45,444
Murphy Oil USA 6.00% 8/15/23	50,000	52,813
Noble Energy 5.05% 11/15/44	35,000	34,684
Petrobras Global Finance
4.875% 3/17/20	5,000	5,025
6.25% 3/17/24	12,000	11,700
8.375% 5/23/21	5,000	5,475
Petroleos Mexicanos 6.625% 6/15/35	40,000	40,914
Plains All American Pipeline 8.75% 5/1/19	95,000	109,577
Regency Energy Partners
5.50% 4/15/23	40,000	41,333
5.875% 3/1/22	15,000	16,559
Shell International Finance
2.875% 5/10/26	10,000	10,162
3.75% 9/12/46	40,000	39,595
4.00% 5/10/46	70,000	71,798
Sunoco Logistics Partners Operations 3.90% 7/15/26	45,000	45,978
Targa Resources Partners
#144A 5.125% 2/1/25	20,000	20,075
#144A 5.375% 2/1/27	25,000	25,219
•Transcanada Trust 5.875% 8/15/76	30,000	31,815
Williams Partners 7.25% 2/1/17	85,000	86,561
Woodside Finance
#@144A 3.70% 9/15/26	5,000	5,036
#144A 8.75% 3/1/19	85,000	97,294
YPF
#144A 8.75% 4/4/24	50,000	55,805
#•144A 31.354% 7/7/20	10,000	11,710

		1,376,796

Paper & Forest Products–0.33%
Georgia-Pacific 8.00% 1/15/24	110,000	146,049
International Paper
4.40% 8/15/47	85,000	86,319
5.15% 5/15/46	80,000	89,072

		321,440

Pharmaceuticals–1.00%
AbbVie
3.20% 5/14/26	180,000	182,591
4.45% 5/14/46	40,000	41,949

LVIP Delaware Foundation® Moderate Allocation Fund–18

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Actavis Funding
3.45% 3/15/22	20,000	$21,022
3.80% 3/15/25	100,000	106,022
AstraZeneca 3.375% 11/16/25	55,000	58,808
#Mallinckrodt International Finance 144A 5.50% 4/15/25	50,000	47,750
Mylan
#144A 3.15% 6/15/21	20,000	20,397
#144A 3.95% 6/15/26	170,000	171,617
Shire Acquisitions Investments Ireland
2.40% 9/23/21	50,000	50,120
2.875% 9/23/23	50,000	50,319
3.20% 9/23/26	30,000	30,207
Teva Pharmaceutical Finance Netherlands III
2.20% 7/21/21	35,000	34,908
2.80% 7/21/23	170,000	170,699

		986,409

Road & Rail–0.17%
Burlington Northern Santa Fe 4.70% 9/1/45	90,000	106,079
Norfolk Southern 2.90% 6/15/26	55,000	56,525

		162,604

Software–0.25%
#Activision Blizzard 144A 3.40% 9/15/26	60,000	60,381
CDK Global 4.50% 10/15/24	35,000	35,033
Microsoft
2.40% 8/8/26	55,000	55,117
3.45% 8/8/36	50,000	51,042
Oracle 4.00% 7/15/46	45,000	46,621

		248,194

Specialty Retail–0.20%
L Brands 6.75% 7/1/36	25,000	27,015
Lowe’s 3.70% 4/15/46	65,000	67,337
Starbucks 2.45% 6/15/26	25,000	25,423
Target 3.625% 4/15/46	70,000	72,448

		192,223

Technology Hardware, Storage & Peripherals–0.05%
Apple 3.85% 8/4/46	50,000	51,274

		51,274

Textiles, Apparel & Luxury Goods–0.11%
#Hanesbrands 144A 4.875% 5/15/26	60,000	61,650
#INVISTA Finance 144A 4.25% 10/15/19	45,000	45,004

		106,654

Tobacco–0.32%
Altria Group 3.875% 9/16/46	80,000	83,365

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Tobacco (continued)
Reynolds American
4.00% 6/12/22	55,000	$59,826
4.45% 6/12/25	150,000	167,657

		310,848

Wireless Telecommunication Services–0.37%
#Crown Castle Towers 144A 4.883% 8/15/20	190,000	207,852
Level 3 Financing 5.375% 5/1/25	20,000	20,925
Sprint Communications
#144A 7.00% 3/1/20	25,000	26,938
#144A 9.00% 11/15/18	25,000	27,688
TELUS 2.80% 2/16/27	35,000	35,118
T-Mobile USA 6.125% 1/15/22	40,000	42,650

		361,171

Total Corporate Bonds (Cost $19,793,265)		20,291,423

MUNICIPAL BONDS–0.54%
Bay Area Toll Authority
(Build America Bonds) Series S3 6.907% 10/1/50	45,000	72,062
California State Various Purposes
(Build America Bonds) 7.55% 4/1/39	35,000	56,084
5.00% 9/1/26	25,000	32,465
Commonwealth of Massachusetts
Series B 5.00% 7/1/26	10,000	12,981
Series C 5.00% 10/1/25	25,000	32,114
Series D 5.00% 4/1/26	10,000	12,931
Dallas, Texas Area Rapid Transit Series A 5.00% 12/1/46	40,000	47,704
New Jersey Turnpike Authority
(Build America Bonds) Series A 7.102% 1/1/41	25,000	38,080
(Build America Bonds) Series F 7.414% 1/1/40	15,000	23,502
Series E 5.00% 1/1/45	35,000	41,306
New York, New York
Series C 5.00% 8/1/26	20,000	25,469
Series C 5.00% 8/1/27	10,000	12,627
Oregon State Taxable Pension 5.892% 6/1/27	35,000	45,283
South Carolina Public Service Authority Series D 4.77% 12/1/45	15,000	17,090
Texas Water Development Board Water Implementation Revenue 5.00% 10/15/46	35,000	42,565

LVIP Delaware Foundation® Moderate Allocation Fund–19

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Texas Water Development Board Water Implementation Revenue (continued)
Series A 5.00% 10/15/45	15,000	$18,135

Total Municipal Bonds (Cost $512,113)		530,398

NON-AGENCY ASSET-BACKED SECURITIES–1.01%
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	100,000	100,361
Series 2014-4 A2 1.43% 6/17/19	65,000	65,113
#Avis Budget Rental Car Funding AESOP Series 2013-1A A 144A 1.92% 9/20/19	100,000	99,975
BA Credit Card Trust
•Series 2014-A2 A 0.794% 9/16/19	30,000	30,024
•Series 2014-A3 A 0.814% 1/15/20	35,000	35,039
Capital One Multi-Asset Execution Trust
•Series 2007-A5 A5 0.564% 7/15/20	100,000	99,910
•Series 2016-A1 A1 0.974% 2/15/22	65,000	65,398
•CNH Equipment Trust Series 2016-B A2B 0.924% 10/15/19	10,000	10,012
Ford Credit Auto Lease Trust Series 2015-A A3 1.13% 6/15/18	30,000	30,024
•GE Dealer Floorplan Master Note Trust Series 2014-2 A 0.982% 10/20/19	50,000	50,027
#HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44	48,000	44,530
•Mercedes-Benz Auto Lease Trust Series 2016-A A2B 1.084% 7/16/18	25,000	25,013
#•Mercedes-Benz Master Owner Trust Series 2016-AA A 144A 1.104% 5/15/20	100,000	100,310
#•Navistar Financial Dealer Note Master Owner Trust II Series 2016-1 A 144A 2.146% 9/27/21	20,000	20,000
•Nissan Auto Lease Trust Series 2015-B A2B 1.054% 12/15/17	22,145	22,174
#•PFS Financing Series 2015-AA A 144A 1.144% 4/15/20	100,000	99,224
#Volkswagen Credit Auto Master Trust Series 2014-1A A2 144A 1.40% 7/22/19	95,000	94,922

Total Non-Agency Asset-Backed Securities (Cost $994,901)		992,056

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.11%
fAmerican Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	5,582	$5,543
Bank of America Alternative Loan Trust Series 2005-6 7A1 5.50% 7/25/20	779	751
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	19,554	19,462
JPMorgan Mortgage Trust Series 2006-S1 1A1 6.00% 4/25/36	23,637	24,176
#•Sequoia Mortgage Trust Series 2014-2 A4 3.50% 7/25/44	48,205	49,561
◆Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34	10,801	10,981

Total Non-Agency Collateralized Mortgage Obligations (Cost $109,562)		110,474

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.92%
•Banc of America Commercial Mortgage Trust Series 2007-4 AM 6.005% 2/10/51	40,000	41,243
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PWR18 A4 5.70% 6/11/50	23,188	23,883
Citigroup Commercial Mortgage Trust
•Series 2007-C6 AM 5.90% 12/10/49	20,000	20,316
Series 2014-GC25 A4 3.635% 10/10/47	40,000	43,354
Series 2015-GC27 A5 3.137% 2/10/48	50,000	52,382
Series 2016-P3 A4 3.329% 4/15/49	35,000	37,243
Series 2016-P5 A4 2.941% 10/10/49	30,000	30,899
COMM Mortgage Trust
#Series 2013-CR6 AM 144A 3.147% 3/10/46	35,000	36,270
Series 2014-CR19 A5 3.796% 8/10/47	25,000	27,384
Series 2014-CR20 AM 3.938% 11/10/47	80,000	86,754

LVIP Delaware Foundation® Moderate Allocation Fund–20

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust (continued)
#Series 2015-3BP A 144A 3.178% 2/10/35	100,000	$104,866
Series 2015-CR23 A4 3.497% 5/10/48	20,000	21,462
Commercial Mortgage Trust Series 2007-GG9 AM 5.475% 3/10/39	25,000	25,206
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	65,000	69,132
Series 2016-C3 A5 2.89% 9/10/49	40,000	41,242
#•DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.884% 11/10/46	100,000	113,638
#GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	100,000	106,475
GS Mortgage Securities Trust
Series 2014-GC24 A5 3.931% 9/10/47	55,000	60,745
Series 2015-GC32 A4 3.764% 7/10/48	30,000	32,992
#Hilton USA Trust Series 2013-HLT BFX 144A 3.367% 11/5/30	200,000	199,965
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	85,000	93,144
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.144% 6/15/49	70,000	73,659
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.678% 8/12/37	10,000	10,732
•Series 2005-LDP5 D 5.735% 12/15/44	20,000	19,943
Series 2013-LC11 B 3.499% 4/15/46	30,000	31,404
Series 2015-JP1 A5 3.914% 1/15/49	30,000	33,283
Series 2016-JP2 A4 2.822% 8/15/49	45,000	46,119
•Series 2016-JP3 B 3.397% 8/15/49	15,000	15,377
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	1,584	1,583

		Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust (continued)
•Series 2006-C6 AJ 5.452% 9/15/39		30,000	$27,899
Series 2006-C6 AM 5.413% 9/15/39		5	5
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47		30,000	32,962
Series 2015-C23 A4 3.719% 7/15/50		100,000	109,754
Series 2015-C26 A5 3.531% 10/15/48		45,000	48,826
Series 2016-C29 A4 3.325% 5/15/49		30,000	31,914
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3 2.918% 10/15/45		20,000	20,978
Series 2015-NXS3 A4 3.617% 9/15/57		60,000	64,816
Series 2016-BNK1 A3 2.652% 8/15/49		50,000	50,810

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $1,859,185)			1,888,659

ΔREGIONAL BONDS–0.30%
Australia–0.15%
New South Wales Treasury
3.00% 3/20/28	AUD	119,400	97,508
4.00% 5/20/26	AUD	21,000	18,631
Queensland Treasury
#144A 3.25% 7/21/26	AUD	15,000	12,330
#144A 3.25% 7/21/28	AUD	29,000	23,724

			152,193

Canada–0.15%
Province of British Columbia Canada 2.25% 6/2/26		40,000	40,848
Province of Manitoba Canada 2.125% 6/22/26		40,000	40,124
Province of Ontario Canada 3.45% 6/2/45	CAD	11,000	9,768
Province of Quebec Canada 6.00% 10/1/29	CAD	50,000	54,209

			144,949

Total Regional Bonds (Cost $288,539)			297,142

«SENIOR SECURED LOANS–2.27%
Aercap Flying Fortress Tranche B 1st Lien 3.588% 4/30/20		130,000	130,991

LVIP Delaware Foundation® Moderate Allocation Fund–21

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Air Medical Group Holdings Tranche B Ist Lien 4.25% 4/28/22	69,188	$68,690
Amaya Holdings 1st Lien 5.00% 8/1/21	65,000	65,081
Aramark Tranche E 3.338% 9/7/19	36,295	36,567
Avago Technologies Cayman Finance Tranche B3 1st Lien 3.524% 2/1/23	26,989	27,339
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	110,000	110,413
Builders FirstSource Tranche B 1st Lien 4.75% 7/31/22	114,713	115,549
Community Health Systems Tranche F 1st Lien 4.083% 12/31/18	13,977	13,920
FCA US Tranche B 1st Lien 3.50% 5/24/17	2,847	2,856
First Data Tranche B 1st Lien 4.525% 3/24/21	201,121	202,839
First Eagle Holdings Tranche B 1st Lien 4.838% 12/1/22	65,000	65,216
Frank Russell Tranche B 1st Lien 6.75% 6/1/23	65,000	64,634
Gardner Denver 1st Lien 4.25% 7/30/20	64,833	62,933
HCA Tranche B6 1st Lien 3.774% 3/17/23	73,133	74,064
Hilton Worldwide Finance Tranche B1 1st Lien 3.50% 10/26/20	15,525	15,636
Hilton Worldwide Finance Tranche B2 1st Lien 3.215% 10/25/23	158,710	159,876
Ineos US Finance Tranche B 1st Lien 3.75% 12/15/20	45,000	45,158
JC Penney Tranche B 1st Lien 5.25% 6/23/23	115,000	115,708
@KIK Custom Products 1st Lien 6.00% 8/26/22	65,000	65,163
Landry’s Tranche B 4.00% 4/24/18	25,874	26,028
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20	60,000	60,390
@Republic of Angola (Unsecured) 7.175% 12/16/23	67,500	58,388
Solera Holdings Tranche B 1st Lien 5.75% 3/3/23	39,800	40,268
@Stardust Finance Holdings Tranche B 1st Lien 6.50% 3/13/22	115,000	114,641
Transdigm Tranche F 1st Lien 3.75% 6/9/23	90,000	90,148
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20	189,973	190,552
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19	38,509	38,615

		Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
WideOpenWest Finance Tranche B 1st Lien 4.50% 8/19/23		105,000	$104,710
Windstream Services Tranche B6 1st Lien 4.75% 3/30/21		65,000	65,325

Total Senior Secured Loans (Cost $2,211,464)			2,231,698

ΔSOVEREIGN BONDS–0.64%
Australia–0.00%
Australia Government Bond 3.75% 4/21/37	AUD	4,000	3,659

			3,659

Canada–0.01%
Canadian Government Bond 2.75% 12/1/48	CAD	11,000	10,698

			10,698

Hungary–0.05%
Hungary Government International Bond 5.75% 11/22/23		40,000	47,185

			47,185

Indonesia–0.05%
Indonesia Treasury Bond 9.00% 3/15/29	IDR	600,000,000	52,571

			52,571

Mexico–0.17%
Mexican Bonos
5.75% 3/5/26	MXN	2,335,700	118,329
8.50% 5/31/29	MXN	861,000	53,171

			171,500

New Zealand–0.02%
New Zealand Government Bond 4.50% 4/15/27	NZD	20,000	17,597

			17,597

Peru–0.05%
Peruvian Government International Bond 6.95% 8/12/31	PEN	159,000	51,220

			51,220

Poland–0.10%
Poland Government Bond
2.50% 7/25/26	PLN	330,000	83,387
3.25% 7/25/25	PLN	48,000	12,957

			96,344

LVIP Delaware Foundation® Moderate Allocation Fund–22

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Portugal–0.00%
#Portugal Government International Bond 144A 5.125% 10/15/24		4,000	$3,998

			3,998

Republic of Korea–0.07%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	68,648,018	63,903

			63,903

South Africa–0.06%
South Africa Government Bond 8.00% 1/31/30	ZAR	813,000	54,568

			54,568

United Kingdom–0.04%
United Kingdom Gilt 3.50% 1/22/45	GBP	18,700	35,382

			35,382

Uruguay–0.02%
Uruguay Government International Bond 5.10% 6/18/50		20,000	20,800

			20,800

Total Sovereign Bonds (Cost $639,956)			629,425

SUPRANATIONAL BANKS–0.34%
Asian Development Bank 0.50% 3/24/20	AUD	28,000	20,105
European Bank for Reconstruction & Development
7.375% 4/15/19	IDR	350,000,000	27,316
9.25% 12/2/20	IDR	410,000,000	34,634
Inter-American Development Bank 6.00% 9/5/17	INR	6,600,000	98,497
International Bank for Reconstruction & Development
3.50% 1/22/21	NZD	185,000	139,789
4.625% 10/6/21	NZD	13,000	10,361
International Finance 3.625% 5/20/20	NZD	11,000	8,315

Total Supranational Banks (Cost $326,822)			339,017

U.S. TREASURY OBLIGATIONS–2.01%
U.S. Treasury Bonds 2.50% 5/15/46		459,000	475,083
U.S. Treasury Notes
1.125% 7/31/21		1,495,000	1,493,015

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.625% 5/15/26	5,000	$5,008

Total U.S. Treasury Obligations (Cost $1,976,340)		1,973,106

	Number of Shares

MONEY MARKET FUND–2.25%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	2,212,817	2,212,817

Total Money Market Fund (Cost $2,212,817)		2,212,817

	Principal Amount°

SHORT-TERM INVESTMENT–1.64%
≠Discounted Commercial Paper–1.64%
Abbey National Treasury Services 0.30% 10/3/16	1,610,000	1,609,973

Total Short-Term Investment (Cost $1,609,973)		1,609,973

LVIP Delaware Foundation® Moderate Allocation Fund–23

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–100.52% (Cost $84,243,932)	$98,871,470
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.52%)	(508,826)

NET ASSETS APPLICABLE TO 6,698,222 SHARES OUTSTANDING–100.00%	$98,362,644

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2016, the aggregate value of Rule 144A securities was $6,942,016, which represents 7.06% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of September 30, 2016. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

«	Includes $32,544 cash collateral held at broker and $116 foreign currencies collateral due to broker for futures contracts as of September 30, 2016.

@	Illiquid security. At September 30, 2016, the aggregate value of illiquid securities was $2,047,517, which represents 2.08% of the Fund’s net assets.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2016, the aggregate value of fair valued securities was $101,710, which represents 0.10% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2016.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2016.

LVIP Delaware Foundation® Moderate Allocation Fund–24

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2016:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(292,775)	USD	224,456	10/28/16	$530
BAML	CAD	(126,351)	USD	95,617	10/28/16	(712)
BAML	EUR	75,974	USD	(85,414)	10/28/16	46
BAML	JPY	1,938,640	USD	(19,336)	10/28/16	(196)
BAML	NZD	(163,538)	USD	119,683	10/28/16	745
BB	COP	124,897,234	USD	(43,081)	10/28/16	(8)
BNP	AUD	485	USD	(371)	10/28/16	—
BNP	INR	1,465,362	USD	(21,969)	10/28/16	(51)
BNP	NOK	(139,708)	USD	17,202	10/28/16	(276)
BNYM	CAD	(1,500)	USD	1,137	10/3/16	(6)
CITI	ZAR	(329,806)	USD	24,362	10/28/16	460
HSBC	GBP	27,878	USD	(36,317)	10/28/16	(161)
JPMC	KRW	(65,187,280)	USD	59,355	10/28/16	198
JPMC	PLN	(26,137)	USD	6,840	10/28/16	10
TD	EUR	(43,716)	USD	49,113	10/28/16	(60)
TD	INR	1,459,677	USD	(21,892)	10/28/16	(59)
TD	JPY	(1,839,899)	USD	18,374	10/28/16	209
TD	MXN	(106,746)	USD	5,473	10/28/16	(13)
TD	NZD	(103,233)	USD	75,241	10/28/16	162
TD	ZAR	(378,000)	USD	27,900	10/28/16	506
UBS	IDR	(1,250,183,375)	USD	96,464	10/28/16	731

						$2,055

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(29)	U.S. Treasury 10 yr Notes	$(3,800,314)	$(3,802,625)	12/21/16	$(2,311)
19	U.S. Treasury Long Bonds	3,188,306	3,194,968	12/21/16	6,662

					$4,351

Swap Contract

CDS Contract

Counterparty	Swap Referenced Obligation	Notional Value[1]	Annual Protection Payments (Receipts)	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
	Protection Sold:
HSBC	CDX.EM.25[2]	570,000	1.00%	6/20/21	$(47,361)	$12,129

LVIP Delaware Foundation® Moderate Allocation Fund–25

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

2Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa and Asia. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:

ADR–American Depositary Receipt

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BB–Barclays Bank

BNP–BNP Paribas

BNYM–Bank of New York Mellon

CAD–Canadian Dollar

CDS–Credit Default Swap

CDX.EM–Credit Default Swap Index Emerging Markets

CITI–Citigroup Global Markets

COP–Colombian Peso

DB–Deutsche Bank

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

EUR–Euro

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GE–General Electric

GNMA–Government National Mortgage Association

GS–Goldman Sachs

HSBC–Hong Kong Shanghai Bank

IDR–Indonesian Rupiah

INR–Indian Rupee

IT–Information Technology

JPM–JPMorgan

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

LB–Lehman Brothers

MXN–Mexican Peso

NOK–Norwegian Krone

NZD–New Zealand Dollar

PEN–Peruvian Nuevo Sol

PLN–Polish Zloty

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Securities

UBS–Union Bank of Switzerland

USD–U.S. Dollar

yr–Year

ZAR–South African Rand

LVIP Delaware Foundation® Moderate Allocation Fund–26

LVIP Delaware Foundation® Moderate Allocation Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Foundation® Moderate Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, credit default swap (“CDS”) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities including short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$84,243,932

Aggregate unrealized appreciation	$17,786,044
Aggregate unrealized depreciation	(3,158,506)

Net unrealized appreciation	$14,627,538

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

LVIP Delaware Foundation® Moderate Allocation Fund–27

LVIP Delaware Foundation® Moderate Allocation Fund

Notes (continued)

2. Investments (continued)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock
U.S. Markets
Aerospace & Defense	$851,423	$—	$—	$851,423
Air Freight & Logistics	58,672	—	—	58,672
Auto Components	108,007	—	—	108,007
Automobiles	53,108	—	—	53,108
Banks	1,128,603	116,828	—	1,245,431
Beverages	60,911	—	—	60,911
Biotechnology	1,221,248	—	—	1,221,248
Building Products	60,136	75,653	—	135,789
Capital Markets	892,617	—	—	892,617
Chemicals	594,416	—	—	594,416
Commercial Services & Supplies	492,792	—	—	492,792
Communications Equipment	448,763	—	—	448,763
Construction & Engineering	117,247	—	—	117,247
Consumer Finance	66,802	—	—	66,802
Containers & Packaging	52,989	—	—	52,989
Diversified Telecommunication Services	748,967	—	—	748,967
Electric Utilities	267,325	—	—	267,325
Electrical Equipment	48,625	—	—	48,625
Electronic Equipment, Instruments & Components	44,505	—	—	44,505
Energy Equipment & Services	417,623	—	—	417,623
Equity Real Estate Investment Trusts	4,143,445	—	—	4,143,445
Food & Staples Retailing	530,618	—	—	530,618
Food Products	854,863	63,729	—	918,592
Gas Utilities	81,313	—	—	81,313
Health Care Equipment & Supplies	670,666	—	—	670,666
Health Care Providers & Services	1,132,413	—	—	1,132,413
Health Care Technology	61,520	—	—	61,520
Hotels, Restaurants & Leisure	283,656	37,379	—	321,035
Household Durables	32,070	—	—	32,070
Household Products	159,806	—	—	159,806
Industrial Conglomerates	229,531	—	—	229,531
Insurance	894,766	97,887	—	992,653
Internet & Direct Marketing Retail	548,975	—	—	548,975
Internet Software & Services	1,462,733	—	—	1,462,733
IT Services	1,222,991	250,211	—	1,473,202
Leisure Products	—	38,144	—	38,144
Life Sciences Tools & Services	205,355	—	—	205,355
Machinery	236,518	113,227	—	349,745
Media	475,764	—	—	475,764
Metals & Mining	123,316	—	—	123,316
Multiline Retail	85,668	—	—	85,668
Multi-Utilities	63,571	—	—	63,571

LVIP Delaware Foundation® Moderate Allocation Fund–28

LVIP Delaware Foundation® Moderate Allocation Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Oil, Gas & Consumable Fuels	$1,457,428	$—	$—	$1,457,428
Paper & Forest Products	107,615	—	—	107,615
Pharmaceuticals	1,553,982	—	—	1,553,982
Professional Services	364,330	—	—	364,330
Road & Rail	171,633	—	—	171,633
Semiconductors & Semiconductor Equipment	1,338,834	—	—	1,338,834
Software	1,326,843	263,515	—	1,590,358
Specialty Retail	616,847	—	—	616,847
Technology Hardware, Storage & Peripherals	236,275	—	—	236,275
Textiles, Apparel & Luxury Goods	136,163	—	—	136,163
Thrifts & Mortgage Finance	71,490	—	—	71,490
Trading Companies & Distributors	48,843	—	—	48,843
Developed Markets
Aerospace & Defense	—	174,669	—	174,669
Air Freight & Logistics	—	300,186	—	300,186
Auto Components	—	342,727	—	342,727
Automobiles	—	578,556	—	578,556
Banks	209,382	953,569	—	1,162,951
Beverages	—	440,803	—	440,803
Biotechnology	—	145,751	—	145,751
Construction & Engineering	—	354,788	—	354,788
Diversified Telecommunication Services	—	349,789	—	349,789
Food & Staples Retailing	—	149,052	—	149,052
Food Products	—	203,726	—	203,726
Household Durables	—	223,286	—	223,286
Industrial Conglomerates	—	267,756	—	267,756
Insurance	—	237,435	—	237,435
IT Services	332,167	—	—	332,167
Life Sciences Tools & Services	58,028	—	—	58,028
Machinery	—	167,400	—	167,400
Media	—	105,859	—	105,859
Metals & Mining	149,074	148,134	—	297,208
Multi-Utilities	—	129,422	—	129,422
Oil, Gas & Consumable Fuels	161,009	205,081	—	366,090
Pharmaceuticals	401,433	873,248	—	1,274,681
Professional Services	—	222,836	—	222,836
Road & Rail	—	285,776	—	285,776
Software	—	212,445	—	212,445
Specialty Retail	—	196,591	—	196,591
Textiles, Apparel & Luxury Goods	—	494,427	—	494,427
Tobacco	—	319,295	—	319,295
Trading Companies & Distributors	—	381,206	—	381,206
Wireless Telecommunication Services	—	186,634	—	186,634
Emerging Markets
Airlines	25,027	—	—	25,027
Automobiles	—	108,544	—	108,544
Banks	437,980	365,671	—	803,651
Beverages	141,624	117,650	—	259,274
Building Products	—	106,308	—	106,308
Chemicals	102,636	—	—	102,636
Construction Materials	76,766	105,795	—	182,561
Diversified Financial Services	—	72,746	—	72,746
Diversified Telecommunication Services	108,236	34,961	—	143,197
Electronic Equipment, Instruments & Components	—	111,415	—	111,415
Food & Staples Retailing	76,133	73,165	—	149,298

LVIP Delaware Foundation® Moderate Allocation Fund–29

LVIP Delaware Foundation® Moderate Allocation Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Food Products	$67,216	$270,014	$—	$337,230
Hotels, Restaurants & Leisure	—	35,836	—	35,836
Insurance	—	91,042	—	91,042
Internet & Direct Marketing Retail	181,009	137,724	—	318,733
Internet Software & Services	569,540	347,961	—	917,501
IT Services	57,654	—	—	57,654
Media	123,312	—	—	123,312
Metals & Mining	23,650	9,929	—	33,579
Multiline Retail	—	50,996	—	50,996
Oil, Gas & Consumable Fuels	607,335	285,686	—	893,021
Personal Products	88,227	—	—	88,227
Real Estate Management & Development	—	57,501	—	57,501
Road & Rail	4,197	—	—	4,197
Semiconductors & Semiconductor Equipment	113,183	195,541	—	308,724
Technology Hardware, Storage & Peripherals	—	454,510	—	454,510
Wireless Telecommunication Services	559,345	225,423	—	784,768
Convertible Preferred Stock	64,188	17,400	—	81,588
Exchange-Traded Funds	7,074,446	—	—	7,074,446
Preferred Stock	—	278,792	—	278,792
Agency Asset-Backed Security	—	193	—	193
Agency Collateralized Mortgage Obligations	—	1,178,603	—	1,178,603
Agency Commercial Mortgage-Backed Securities	—	476,352	—	476,352
Agency Mortgage-Backed Securities	—	9,892,848	—	9,892,848
Convertible Bonds	—	478,239	—	478,239
Corporate Bonds	—	20,291,423	—	20,291,423
Municipal Bonds	—	530,398	—	530,398
Non-Agency Asset-Backed Securities	—	972,056	20,000	992,056
Non-Agency Collateralized Mortgage Obligations	—	110,474	—	110,474
Non-Agency Commercial Mortgage-Backed Securities	—	1,888,659	—	1,888,659
Regional Bonds	—	297,142	—	297,142
Senior Secured Loans	—	2,173,310	58,388	2,231,698
Sovereign Bonds	—	629,425	—	629,425
Supranational Banks	—	339,017	—	339,017
U.S. Treasury Obligations	—	1,973,106	—	1,973,106
Money Market Fund	2,212,817	—	—	2,212,817
Short-Term Investments	—	1,609,973	—	1,609,973

Total	$42,690,234	$56,102,848	$78,388	$98,871,470

Foreign Currency Exchange Contracts	$—	$2,055	$—	$2,055

Futures Contracts	$4,351	$—	$—	$4,351

Swap Contracts	$—	$12,129	$—	$12,129

As a result of international fair value pricing at September 30, 2016, a portion of the portfolio was categorized as Level 2.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Delaware Foundation® Moderate Allocation Fund–30

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.58%
Aerospace & Defense–2.33%
AAR	6,789	$212,631
†Aerojet Rocketdyne Holdings	9,478	166,623
†Aerovironment	2,215	54,068
†Astronics	2,505	112,850
†Astronics Class B	375	16,946
B/E Aerospace	6,033	311,665
Boeing	37,923	4,995,976
BWX Technologies	11,734	450,234
Cubic	3,873	181,295
Curtiss-Wright	6,659	606,702
†DigitalGlobe	10,882	299,255
†Ducommun	1,600	36,544
†Esterline Technologies	4,509	342,864
General Dynamics	13,232	2,053,077
HEICO	3,473	240,332
HEICO Class A	4,578	277,015
Hexcel	12,095	535,809
Huntington Ingalls Industries	3,927	602,480
†KLX	6,809	239,677
†Kratos Defense & Security Solutions	5,182	35,704
L-3 Communications Holdings	4,193	632,011
Lockheed Martin	14,443	3,462,276
†Mercury Systems	3,446	84,668
†Moog Class A	5,219	310,739
Northrop Grumman	9,036	1,933,252
Orbital ATK	5,421	413,243
Raytheon	13,074	1,779,764
Rockwell Collins	10,875	917,198
†Spirit AeroSystems Holdings Class A	7,938	353,559
†TASER International	1,811	51,813
†Teledyne Technologies	4,923	531,339
Textron	22,144	880,224
†TransDigm Group	3,095	894,826
Triumph Group	6,690	186,517
United Technologies	36,406	3,698,850
†Wesco Aircraft Holdings	14,929	200,496

		28,102,522

Air Freight & Logistics–0.74%
†Air Transport Services Group	11,784	169,100
†Atlas Air Worldwide Holdings	3,789	162,245
CH Robinson Worldwide	11,156	786,052
†Echo Global Logistics	2,584	59,587
Expeditors International of Washington	11,713	603,454
FedEx	11,653	2,035,546
Forward Air	3,352	145,008
†Hub Group Class A	4,075	166,097
Park-Ohio Holdings	801	29,196
United Parcel Service Class B	39,912	4,364,776
†XPO Logistics	11,207	410,961

		8,932,022

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Airlines–0.77%
Alaska Air Group	16,423	$1,081,619
Allegiant Travel	2,149	283,819
American Airlines Group	36,599	1,339,889
Copa Holdings Class A	4,803	422,328
Delta Air Lines	46,387	1,825,792
†Hawaiian Holdings	9,950	483,570
†JetBlue Airways	30,530	526,337
SkyWest	6,659	175,864
Southwest Airlines	39,453	1,534,327
†Spirit Airlines	10,860	461,876
†United Continental Holdings	21,708	1,139,019

		9,274,440

Auto Components–0.93%
†American Axle & Manufacturing Holdings	9,868	169,927
Autoliv	7,240	773,232
BorgWarner	18,858	663,424
Cooper Tire & Rubber	10,762	409,171
†Cooper-Standard Holding	1,676	165,589
Dana	30,421	474,263
Delphi Automotive	16,408	1,170,219
†Dorman Products	1,992	127,289
Drew Industries	3,305	323,956
†Federal-Mogul Holdings Class A	11,461	110,140
†Fox Factory Holding	4,534	104,146
Gentex	39,164	687,720
†Gentherm	4,875	153,172
Goodyear Tire & Rubber	38,344	1,238,511
†Horizon Global	2,190	43,647
Johnson Controls International	45,616	2,122,535
Lear	6,985	846,722
†Modine Manufacturing	8,303	98,474
†Motorcar Parts of America	2,029	58,395
Standard Motor Products	2,906	138,791
†Stoneridge	3,532	64,989
Superior Industries International	3,283	95,732
†Tenneco	8,836	514,874
Tower International	4,230	101,943
Visteon	6,978	500,043

		11,156,904

Automobiles–0.61%
Ford Motor	270,509	3,265,044
General Motors	71,065	2,257,735
Harley-Davidson	15,921	837,285
†Tesla Motors	1,590	324,408
Thor Industries	7,273	616,023
Winnebago Industries	3,677	86,667

		7,387,162

LVIP Dimensional U.S. Core Equity 1 Fund–1

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks–5.83%
1st Source	2,576	$91,950
Ameris Bancorp	3,331	116,418
Arrow Financial	445	14,608
Associated Banc-Corp	18,002	352,659
Banc of California	1,402	24,479
BancFirst	192	13,922
†Bancorp	1,514	9,720
BancorpSouth	12,061	279,815
Bank of America	409,880	6,414,622
Bank of Hawaii	5,806	421,632
Bank of the Ozarks	9,112	349,901
BankUnited	12,210	368,742
Banner	3,101	135,638
BB&T	31,408	1,184,710
Berkshire Hills Bancorp	5,646	156,451
BNC Bancorp	3,131	76,146
BOK Financial	5,374	370,645
Boston Private Financial Holdings	14,301	183,482
Brookline Bancorp	9,134	111,343
Bryn Mawr Bank	2,262	72,361
Camden National	424	20,242
Capital Bank Financial	4,655	149,472
Cardinal Financial	3,968	103,525
Cathay General Bancorp	9,656	297,212
CenterState Banks of Florida	2,822	50,034
Central Pacific Financial	5,001	125,975
Chemical Financial	9,857	434,989
CIT Group	10,255	372,257
Citigroup	116,214	5,488,787
City Holding	2,841	142,874
@CoBiz Financial	3,260	43,391
Columbia Banking System	8,265	270,431
Comerica	9,594	453,988
Commerce Bancshares	13,947	687,029
Community Bank System	7,256	349,086
Community Trust Bancorp	1,117	41,452
ConnectOne Bancorp	2,533	45,746
Cullen/Frost Bankers	6,810	489,911
†Customers Bancorp	3,657	92,010
CVB Financial	14,317	252,122
†Eagle Bancorp	3,814	188,145
East West Bancorp	14,663	538,279
Enterprise Financial Services	1,260	39,375
†FCB Financial Holdings Class A	2,044	78,551
Fidelity Southern	1,928	35,456
Fifth Third Bancorp	49,269	1,008,044
†First BanCorp (Puerto Rico)	32,583	169,432
First Busey	2,410	54,466
First Citizens BancShares Class A	925	271,848
First Commonwealth Financial	14,092	142,188
First Financial	880	35,798
First Financial Bancorp	9,348	204,160

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
First Horizon National	26,832	$408,651
First Interstate BancSystem Class A	3,666	115,516
First Merchants	5,490	146,857
First Midwest Bancorp	14,084	272,666
†First NBC Bank Holding	2,270	21,429
First of Long Island	800	26,520
First Republic Bank	13,071	1,007,905
@Flushing Financial	4,876	115,659
FNB	25,558	314,363
Fulton Financial	20,249	294,015
Glacier Bancorp	10,015	285,628
Great Southern Bancorp	946	38,502
Guaranty Bancorp	864	15,422
Hancock Holding	11,693	379,204
Hanmi Financial	4,000	105,360
Heartland Financial USA	2,621	94,539
Heritage Commerce	487	5,328
Heritage Financial	3,857	69,233
†Hilltop Holdings	13,115	294,563
Home BancShares	17,596	366,173
†HomeTrust Bancshares	901	16,669
Hope Bancorp	16,420	285,215
Huntington Bancshares	96,681	953,275
IBERIABANK	4,998	335,466
@Independent Bank (Massachusetts)	3,374	182,500
Independent Bank Group	1,383	61,087
International Bancshares	10,063	299,676
Investors Bancorp	36,543	438,881
JPMorgan Chase & Co.	156,544	10,424,265
KeyCorp	52,577	639,862
Lakeland Bancorp	1,264	17,747
Lakeland Financial	2,847	100,841
LegacyTexas Financial Group	5,666	179,216
M&T Bank	4,922	571,444
MB Financial	9,240	351,490
Mercantile Bank	836	22,447
National Bank Holdings Class A	3,583	83,735
NBT Bancorp	5,373	176,610
OFG Bancorp	4,091	41,360
Old National Bancorp	17,834	250,746
Opus Bank	660	23,344
†Pacific Premier Bancorp	1,415	37,441
PacWest Bancorp	10,759	461,669
Peapack Gladstone Financial	548	12,281
Peoples Bancorp	481	11,828
People’s United Financial	25,518	403,695
Pinnacle Financial Partners	4,255	230,110
PNC Financial Services Group	21,686	1,953,692
Popular	12,693	485,126
Preferred Bank	230	8,223
PrivateBancorp	11,176	513,202
Prosperity Bancshares	7,549	414,365

LVIP Dimensional U.S. Core Equity 1 Fund–2

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Regions Financial	72,373	$714,322
Renasant	5,232	175,952
S&T Bancorp	3,442	99,784
Sandy Spring Bancorp	3,312	101,281
†Seacoast Banking Corp. of Florida	1,194	19,211
ServisFirst Bancshares	80	4,153
†Signature Bank	2,593	307,141
Simmons First National Class A	1,963	97,954
South State	3,499	262,565
Southside Bancshares	1,256	40,418
Southwest Bancorp	2,660	50,513
State Bank Financial	5,416	123,593
Sterling Bancorp	16,375	286,563
Stock Yards Bancorp	2,112	69,612
SunTrust Banks	21,339	934,648
†SVB Financial Group	4,498	497,209
Synovus Financial	16,013	520,903
TCF Financial	27,139	393,787
†Texas Capital Bancshares	5,756	316,119
Tompkins Financial	1,213	92,685
Towne Bank	6,489	155,931
TriCo Bancshares	1,599	42,805
Trustmark	10,322	284,474
U.S. Bancorp	73,174	3,138,433
UMB Financial	5,901	350,814
Umpqua Holdings	25,379	381,954
Union Bankshares	7,033	188,273
United Bankshares	8,323	313,527
United Community Banks	8,010	168,370
Univest Corp. of Pennsylvania	1,042	24,341
Valley National Bancorp	29,056	282,715
Washington Trust Bancorp	1,086	43,679
Webster Financial	11,063	420,505
Wells Fargo & Co.	230,584	10,210,259
WesBanco	4,468	146,908
Westamerica Bancorporation	2,893	147,196
†Western Alliance Bancorp	9,704	364,288
Wintrust Financial	5,764	320,305
Yadkin Financial	3,834	100,796
Zions Bancorporation	9,912	307,470

		70,292,016

Beverages–1.76%
†Boston Beer Class A	1,347	209,135
Brown-Forman Class A	1,046	52,038
Brown-Forman Class B	13,772	653,344
Coca-Cola	186,990	7,913,417
Coca-Cola Bottling Consolidated	1,354	200,609
Constellation Brands Class A	5,045	839,942
Dr Pepper Snapple Group	10,927	997,744
MGP Ingredients	1,497	60,658
Molson Coors Brewing Class B	4,561	500,798

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Beverages (continued)
†Monster Beverage	4,163	$611,170
†National Beverage	1,899	83,651
PepsiCo	83,267	9,056,952

		21,179,458

Biotechnology–2.51%
AbbVie	94,538	5,962,512
†ACADIA Pharmaceuticals	2,775	88,273
†Acorda Therapeutics	4,839	101,038
†Alexion Pharmaceuticals	3,569	437,345
†Alkermes	3,336	156,892
†Alnylam Pharmaceuticals	2,227	150,946
Amgen	29,424	4,908,218
†Aptevo Therapeutics	2,879	7,370
†Biogen	11,266	3,526,596
†BioMarin Pharmaceutical	3,163	292,641
†Bluebird Bio	2,058	139,491
†Celgene	33,922	3,545,867
†Emergent BioSolutions	5,759	181,581
†Five Prime Therapeutics	4,086	214,474
Gilead Sciences	88,005	6,962,956
†Incyte	4,184	394,509
†Insys Therapeutics	2,779	32,764
†Intercept Pharmaceuticals	795	130,849
†Ligand Pharmaceuticals Class B	1,549	158,091
†Myriad Genetics	6,072	124,962
†Neurocrine Biosciences	2,841	143,868
†OPKO Health	26,983	285,750
†Regeneron Pharmaceuticals	3,070	1,234,201
†Seattle Genetics	3,269	176,559
†TESARO	1,081	108,360
†United Therapeutics	4,551	537,382
†Vertex Pharmaceuticals	3,259	284,217

		30,287,712

Building Products–0.50%
@AAON	7,398	213,210
Allegion	3,626	249,868
†American Woodmark	2,433	196,027
AO Smith	5,428	536,232
Apogee Enterprises	3,439	153,689
†Armstrong Flooring	3,796	71,669
†Armstrong World Industries	7,192	297,174
†Builders FirstSource	12,418	142,931
†Continental Building Products	6,258	131,355
Fortune Brands Home & Security	8,581	498,556
†Gibraltar Industries	3,900	144,885
Insteel Industries	1,756	63,637
Lennox International	3,124	490,562
Masco	22,402	768,613
†NCI Building Systems	6,362	92,822
Owens Corning	12,082	645,058

LVIP Dimensional U.S. Core Equity 1 Fund–3

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Building Products (continued)
†Patrick Industries	2,808	$173,871
†PGT	8,191	87,398
†Ply Gem Holdings	5,809	77,608
Quanex Building Products	4,360	75,254
Simpson Manufacturing	4,772	209,729
†Trex	4,106	241,104
Universal Forest Products	1,882	185,358
†USG	10,447	270,055

		6,016,665

Capital Markets–2.54%
†Affiliated Managers Group	4,373	632,773
Ameriprise Financial	13,714	1,368,246
Artisan Partners Asset Management	3,789	103,061
Bank of New York Mellon	46,195	1,842,257
BGC Partners Class A	34,768	304,220
BlackRock	3,395	1,230,552
CBOE Holdings	8,400	544,740
Charles Schwab	33,576	1,059,994
CME Group	12,919	1,350,294
Cohen & Steers	4,673	199,771
Diamond Hill Investment Group	152	28,088
†E*TRADE Financial	15,622	454,913
Eaton Vance	18,805	734,335
Evercore Partners Class A	5,155	265,534
FactSet Research Systems	3,459	560,704
Federated Investors Class B	13,518	400,538
Franklin Resources	21,004	747,112
GAIN Capital Holdings	5,501	33,996
Goldman Sachs Group	14,506	2,339,383
Greenhill & Co.	3,574	84,239
Interactive Brokers Group	8,526	300,712
Intercontinental Exchange	3,191	859,528
†INTL. FCStone	1,728	67,133
Invesco	26,923	841,882
Investment Technology Group	5,918	101,435
Janus Capital Group	23,005	322,300
†KCG Holdings Class A	12,555	194,979
Legg Mason	12,215	408,958
LPL Financial Holdings	16,584	496,027
MarketAxess Holdings	3,353	555,223
Moelis & Co. Class A	434	11,670
Moody’s	7,458	807,552
Morgan Stanley	56,694	1,817,610
Morningstar	5,529	438,284
MSCI	6,463	542,504
Nasdaq	10,110	682,829
Northern Trust	19,892	1,352,457
NorthStar Asset Management Group	14,979	193,678
Oppenheimer Holdings Class A	566	8,088
Raymond James Financial	13,800	803,298
S&P Global	15,553	1,968,388

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
SEI Investments	9,432	$430,194
State Street	13,574	945,158
†Stifel Financial	8,209	315,636
T. Rowe Price Group	13,907	924,816
TD Ameritrade Holding	11,630	409,841
Virtus Investment Partners	817	79,952
Waddell & Reed Financial Class A	15,478	281,080
Westwood Holdings Group	147	7,807
WisdomTree Investments	12,979	133,554

		30,587,323

Chemicals–2.60%
A Schulman	4,438	129,235
Air Products & Chemicals	8,136	1,223,166
Albemarle	6,061	518,155
American Vanguard	3,629	58,282
Ashland Global Holdings	4,435	514,238
†Axalta Coating Systems	2,237	63,240
Balchem	2,885	223,674
Cabot	8,060	422,425
Calgon Carbon	8,361	126,836
Celanese Class A	9,212	613,151
CF Industries Holdings	26,901	655,039
†Chemtura	8,458	277,507
Dow Chemical	51,650	2,677,019
Eastman Chemical	18,625	1,260,540
Ecolab	11,805	1,436,905
EI du Pont de Nemours & Co.	37,593	2,517,603
†Ferro	1,001	13,824
FMC	6,207	300,046
FutureFuel	4,566	51,504
†GCP Applied Technologies	5,509	156,015
Hawkins	819	35,487
HB Fuller	5,740	266,738
Huntsman	46,016	748,680
†Ingevity	2,439	112,438
Innophos Holdings	2,701	105,420
Innospec	4,258	258,929
International Flavors & Fragrances	5,956	851,529
KMG Chemicals	1,701	48,189
†Koppers Holdings	2,915	93,805
†Kraton	4,560	159,782
Kronos Worldwide	6,569	54,457
†LSB Industries	2,575	22,093
LyondellBasell Industries Class A	23,848	1,923,580
Minerals Technologies	4,368	308,774
Monsanto	24,155	2,468,641
Mosaic	18,141	443,729
NewMarket	1,327	569,708
Olin	22,736	466,543
†OMNOVA Solutions	2,534	21,387
†Platform Specialty Products	22,651	183,700

LVIP Dimensional U.S. Core Equity 1 Fund–4

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
PolyOne	12,817	$433,343
PPG Industries	13,312	1,375,928
Praxair	16,799	2,029,823
Quaker Chemical	1,377	145,866
RPM International	11,498	617,673
Scotts Miracle-Gro Class A	8,700	724,449
Sensient Technologies	3,376	255,901
Sherwin-Williams	4,501	1,245,247
Stepan	2,486	180,633
†Trecora Resources	1,810	20,670
Tredegar	492	9,146
Trinseo	3,517	198,921
Tronox	7,502	70,294
Valspar	7,308	775,160
Westlake Chemical	9,721	520,073
WR Grace & Co.	5,509	406,564

		31,391,704

Commercial Services & Supplies–1.10%
ABM Industries	7,883	312,955
†ACCO Brands	15,297	147,463
†ARC Document Solutions	6,046	22,612
Brady Class A	6,379	220,777
Brink’s	6,531	242,169
†Casella Waste Systems	2,209	22,753
Cintas	8,381	943,701
†Clean Harbors	9,325	447,414
†Copart	16,745	896,862
Covanta Holding	22,488	346,090
Deluxe	9,390	627,440
Ennis	3,323	55,993
Essendant	5,795	118,913
G&K Services Class A	2,774	264,889
Herman Miller	8,070	230,802
HNI	6,100	242,780
Interface Class A	8,682	144,903
KAR Auction Services	13,984	603,549
Kimball International Class B	4,901	63,419
Knoll	7,864	179,692
†LSC Communications	4,245	158,772
Matthews International Class A	3,204	194,675
McGrath RentCorp	3,969	125,857
Mobile Mini	5,916	178,663
MSA Safety	4,253	246,844
Multi-Color	1,912	126,192
Pitney Bowes	23,939	434,732
Quad/Graphics	5,244	140,120
Republic Services	16,148	814,667
Rollins	13,074	382,807
RR Donnelley & Sons	33,962	533,883
†SP Plus	3,002	76,761
Steelcase Class A	12,090	167,930

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Stericycle	4,662	$373,613
†Team	2,683	87,761
Tetra Tech	7,991	283,441
†TRC	1,338	11,600
U.S. Ecology	3,569	160,034
UniFirst	2,026	267,148
Viad	1,892	69,758
VSE	600	20,394
Waste Connections	10,171	759,774
Waste Management	20,630	1,315,369
West	11,036	243,675

		13,309,646

Communications Equipment–1.17%
ADTRAN	4,884	93,480
†Arista Networks	2,962	252,007
†ARRIS International	13,235	374,947
Brocade Communications Systems	61,076	563,731
†CalAmp	2,806	39,144
†Calix	3,340	24,549
†Ciena	14,673	319,871
Cisco Systems	212,366	6,736,249
†CommScope Holding	12,171	366,469
Comtech Telecommunications	2,467	31,602
†EchoStar Class A	6,579	288,358
†F5 Networks	4,506	561,628
†Finisar	13,225	394,105
†Harmonic	15,891	94,234
Harris	7,795	714,100
†Infinera	2,440	22,033
InterDigital	6,220	492,624
†Ixia	8,963	112,037
Juniper Networks	22,261	535,600
Motorola Solutions	5,314	405,352
†NETGEAR	4,473	270,572
†NetScout Systems	3,994	116,824
†Palo Alto Networks	1,493	237,880
Plantronics	3,909	203,112
†ShoreTel	4,568	36,544
†Sonus Networks	7,554	58,770
†Ubiquiti Networks	5,466	292,431
†ViaSat	4,826	360,261
†Viavi Solutions	12,536	92,641

		14,091,155

Construction & Engineering–0.42%
†AECOM	16,467	489,564
†Aegion	4,365	83,241
Argan	2,865	169,579
Chicago Bridge & Iron	12,398	347,516
Comfort Systems USA	5,275	154,610
†Dycom Industries	5,163	422,230

LVIP Dimensional U.S. Core Equity 1 Fund–5

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Construction & Engineering (continued)
EMCOR Group	9,724	$579,745
Fluor	15,066	773,187
Granite Construction	4,504	224,029
†Great Lakes Dredge & Dock	483	1,691
†Jacobs Engineering Group	7,177	371,195
KBR	15,549	235,256
†MasTec	4,810	143,049
†MYR Group	2,986	89,879
Primoris Services	3,904	80,422
†Quanta Services	16,456	460,604
†Tutor Perini	7,043	151,213
Valmont Industries	2,153	289,729

		5,066,739

Construction Materials–0.19%
Eagle Materials	5,781	446,871
†Headwaters	9,629	162,923
Martin Marietta Materials	3,480	623,303
†US Concrete	2,396	110,372
Vulcan Materials	8,235	936,566

		2,280,035

Consumer Finance–0.97%
Ally Financial	26,793	521,660
American Express	43,293	2,772,484
Capital One Financial	24,777	1,779,732
†Credit Acceptance	2,546	511,924
Discover Financial Services	28,078	1,587,811
†Encore Capital Group	3,358	75,488
†Enova International	937	9,070
†EZCORP Class A	6,690	73,991
FirstCash	6,980	328,613
†Green Dot Class A	5,819	134,186
Navient	57,265	828,624
Nelnet Class A	4,320	174,398
†OneMain Holdings	11,443	354,161
†PRA Group	6,942	239,777
†Santander Consumer USA Holdings	13,837	168,258
†SLM	54,985	410,738
Synchrony Financial	59,805	1,674,540

		11,645,455

Containers & Packaging–0.85%
AEP Industries	1,162	127,088
AptarGroup	8,671	671,222
Avery Dennison	8,912	693,265
Ball	10,856	889,649
Bemis	16,843	859,161
†Berry Plastics Group	10,012	439,026
†Crown Holdings	7,001	399,687
Graphic Packaging Holding	63,505	888,435
Greif Class A	3,312	164,242
International Paper	21,242	1,019,191

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging (continued)
Myers Industries	2,920	$37,931
†Owens-Illinois	29,881	549,512
Packaging Corp. of America	10,592	860,706
Sealed Air	16,972	777,657
Silgan Holdings	11,004	556,692
Sonoco Products	13,752	726,518
WestRock	13,391	649,196

		10,309,178

Distributors–0.21%
Core-Mark Holding	5,228	187,162
Genuine Parts	11,206	1,125,643
†LKQ	21,855	774,978
Pool	4,978	470,521

		2,558,304

Diversified Consumer Services–0.26%
†American Public Education	2,213	43,840
†Bright Horizons Family Solutions	6,159	411,976
Capella Education	1,427	82,823
†Career Education	2,503	16,995
Carriage Services	2,326	55,010
Graham Holdings	553	266,198
†Grand Canyon Education	6,766	273,279
H&R Block	17,103	395,934
†Houghton Mifflin Harcourt	14,700	197,127
†K12	6,889	98,857
Service Corp. International	25,237	669,790
†ServiceMaster Global Holdings	8,653	291,433
Sotheby’s	7,971	303,057
†Strayer Education	1,056	49,294

		3,155,613

Diversified Financial Services–0.84%
†Berkshire Hathaway Class B	65,443	9,454,550
Leucadia National	19,765	376,326
†PICO Holdings	2,699	31,821
Voya Financial	10,615	305,924

		10,168,621

Diversified Telecommunication Services–2.48%
AT&T	328,735	13,349,928
ATN International	1,514	98,471
CenturyLink	54,832	1,504,042
†Cincinnati Bell	25,476	103,942
Cogent Communications Holdings	5,986	220,345
Consolidated Communications Holdings	8,146	205,605
†FairPoint Communications	2,657	39,935
Frontier Communications	73,062	303,938
†General Communication Class A	7,752	106,590
IDT Class B	3,397	58,564
Inteliquent	5,052	81,539

LVIP Dimensional U.S. Core Equity 1 Fund–6

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
†Level 3 Communications	12,561	$582,579
†Lumos Networks	2,700	37,800
†ORBCOMM	9,336	95,694
†SBA Communications Class A	7,366	826,170
Verizon Communications	236,167	12,275,961

		29,891,103

Electric Utilities–1.69%
ALLETE	6,594	393,134
Alliant Energy	12,308	471,520
American Electric Power	19,483	1,251,004
Duke Energy	26,183	2,095,687
Edison International	12,899	931,953
El Paso Electric	4,644	217,200
Empire District Electric	4,987	170,256
Entergy	8,182	627,805
Eversource Energy	14,361	778,079
Exelon	35,590	1,184,791
FirstEnergy	22,090	730,737
Great Plains Energy	19,671	536,822
IDACORP	6,633	519,231
ITC Holdings	16,117	749,118
MGE Energy	3,422	193,377
NextEra Energy	17,820	2,179,743
OGE Energy	10,930	345,607
Otter Tail	4,368	151,089
PG&E	19,189	1,173,791
Pinnacle West Capital	6,414	487,400
PNM Resources	8,628	282,308
Portland General Electric	9,526	405,712
PPL	26,960	932,007
Southern	36,734	1,884,454
Westar Energy	12,179	691,158
Xcel Energy	23,864	981,765

		20,365,748

Electrical Equipment–0.70%
Acuity Brands	2,185	578,151
Allied Motion Technologies	1,708	32,298
AMETEK	19,210	917,854
AZZ	4,022	262,516
†Babcock & Wilcox Enterprises	3,921	64,697
Eaton	13,572	891,816
Emerson Electric	32,448	1,768,741
Encore Wire	2,356	86,630
EnerSys	7,070	489,173
†Generac Holdings	10,296	373,745
General Cable	9,785	146,579
Hubbell	5,553	598,280
Powell Industries	1,827	73,171
†Power Solutions International	813	8,333
Regal Beloit	4,821	286,801

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment (continued)
Rockwell Automation	10,776	$1,318,336
†Sensata Technologies Holding	10,345	401,179
†SolarCity	4,342	84,930
†Thermon Group Holdings	3,728	73,628

		8,456,858

Electronic Equipment, Instruments & Components–1.32%
Amphenol Class A	18,381	1,193,294
†Anixter International	4,994	322,113
†Arrow Electronics	9,905	633,623
Avnet	13,288	545,605
AVX	10,683	147,319
Badger Meter	2,792	93,560
Belden	3,678	253,745
CDW	15,967	730,171
Cognex	8,502	449,416
†Coherent	2,520	278,561
Corning	40,154	949,642
Daktronics	5,746	54,817
Dolby Laboratories Class A	6,088	330,518
DTS	1,495	63,597
†Fabrinet	5,499	245,200
†FARO Technologies	354	12,726
†Flextronics International	43,138	587,540
FLIR Systems	17,970	564,617
†II-VI	7,979	194,129
Ingram Micro	16,845	600,693
†IPG Photonics	6,576	541,534
†Itron	3,730	207,985
Jabil Circuit	33,466	730,228
†Keysight Technologies	17,570	556,793
†Knowles	1,376	19,333
Littelfuse	2,295	295,619
Methode Electronics	4,593	160,617
MTS Systems	1,823	83,913
National Instruments	10,428	296,155
†Novanta	700	12,145
†OSI Systems	2,992	195,617
Park Electrochemical	2,423	42,087
PC Connection	3,183	84,095
†Plexus	3,674	171,870
†Rofin-Sinar Technologies	3,306	106,387
†Rogers	2,571	157,037
†Sanmina	10,665	303,632
†ScanSource	4,669	170,418
SYNNEX	5,679	648,031
TE Connectivity	16,123	1,037,999
†Tech Data	5,267	446,168
†Trimble	16,068	458,902
†TTM Technologies	12,750	145,987
†Universal Display	1,856	103,027
†VeriFone Systems	12,652	199,142

LVIP Dimensional U.S. Core Equity 1 Fund–7

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Vishay Intertechnology	23,342	$328,889
†Zebra Technologies	3,022	210,361

		15,964,857

Energy Equipment & Services–0.83%
Archrock	11,511	150,564
Atwood Oceanics	8,344	72,509
Baker Hughes	2,048	103,363
Bristow Group	5,275	73,955
Core Laboratories	3,764	422,810
Diamond Offshore Drilling	14,549	256,208
†Dril-Quip	5,598	312,033
†Era Group	2,010	16,180
†Exterran	5,755	90,238
†FMC Technologies	17,612	522,548
†Forum Energy Technologies	11,621	230,793
Frank’s International	310	4,030
Halliburton	14,486	650,132
†Helix Energy Solutions Group	3,940	32,032
Helmerich & Payne	7,636	513,903
†Matrix Service	3,017	56,599
Nabors Industries	32,530	395,565
National Oilwell Varco	885	32,515
†Newpark Resources	12,083	88,931
Noble	26,081	165,354
Oceaneering International	12,328	339,143
†Oil States International	6,670	210,572
†Parker Drilling	15,756	34,191
Patterson-UTI Energy	16,123	360,671
†Pioneer Energy Services	7,354	29,710
†RigNet	1,617	24,449
Rowan	15,208	230,553
†RPC	11,363	190,898
Schlumberger	39,634	3,116,818
†SEACOR Holdings	2,936	174,663
Superior Energy Services	21,611	386,837
Tesco	5,029	41,037
†TETRA Technologies	6,536	39,935
†Transocean	41,138	438,531
†Unit	745	13,857
†Weatherford International	39,221	220,422

		10,042,549

Food & Staples Retailing–1.78%
Andersons	4,370	158,107
Casey’s General Stores	3,835	460,775
†Chefs’ Warehouse	2,580	28,741
Costco Wholesale	21,531	3,283,693
CVS Health	44,394	3,950,622
Ingles Markets Class A	2,345	92,721
Kroger	54,430	1,615,483
PriceSmart	3,470	290,647

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food & Staples Retailing (continued)
†Rite Aid	49,757	$382,632
SpartanNash	5,888	170,281
†Sprouts Farmers Market	18,502	382,066
†SUPERVALU	35,583	177,559
Sysco	29,408	1,441,286
†United Natural Foods	6,297	252,132
Village Super Market Class A	618	19,782
Walgreens Boots Alliance	25,853	2,084,269
Wal-Mart Stores	80,344	5,794,409
Weis Markets	1,028	54,484
Whole Foods Market	27,380	776,223

		21,415,912

Food Products–1.80%
Alico	234	6,285
Archer-Daniels-Midland	22,294	940,138
B&G Foods	9,162	450,587
†Blue Buffalo Pet Products	9,119	216,667
Bunge	7,929	469,635
Calavo Growers	1,666	109,006
Cal-Maine Foods	6,757	260,415
Campbell Soup	13,392	732,542
ConAgra Foods	8,193	385,972
†Darling Ingredients	11,907	160,864
Dean Foods	10,300	168,920
†Farmer Brothers	400	14,220
Flowers Foods	26,330	398,110
Fresh Del Monte Produce	6,313	378,149
General Mills	29,451	1,881,330
†Hain Celestial Group	9,937	353,558
Hershey	8,647	826,653
Hormel Foods	13,741	521,196
Ingredion	8,589	1,142,852
@J&J Snack Foods	2,310	275,167
JM Smucker	5,137	696,269
John B Sanfilippo & Son	748	38,395
Kellogg	12,773	989,524
Kraft Heinz	19,951	1,785,814
Lancaster Colony	3,385	447,125
†Landec	1,935	25,948
McCormick & Co.	7,654	764,788
Mead Johnson Nutrition	13,213	1,043,959
Mondelez International	43,671	1,917,157
Pilgrim’s Pride	10,200	215,424
Pinnacle Foods	12,270	615,586
†Post Holdings	6,862	529,541
Sanderson Farms	1,466	141,220
†Seaboard	14	48,160
Snyders-Lance	11,169	375,055
†TreeHouse Foods	5,048	440,135
Tyson Foods Class A	20,222	1,509,977

LVIP Dimensional U.S. Core Equity 1 Fund–8

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
†WhiteWave Foods	8,805	$479,256

		21,755,599

Gas Utilities–0.44%
Atmos Energy	10,204	759,892
Chesapeake Utilities	1,638	100,016
National Fuel Gas	8,672	468,895
New Jersey Resources	11,433	375,688
Northwest Natural Gas	3,933	236,413
ONE Gas	6,456	399,239
Piedmont Natural Gas	10,405	624,716
South Jersey Industries	7,029	207,707
Southwest Gas	4,816	336,446
Spire	5,436	346,491
UGI	24,721	1,118,378
WGL Holdings	6,029	378,018

		5,351,899

Health Care Equipment & Supplies–2.20%
Abaxis	2,179	112,480
Abbott Laboratories	42,875	1,813,184
†ABIOMED	2,200	282,876
†Alere	10,100	436,724
†Align Technology	6,906	647,437
Analogic	1,712	151,683
†AngioDynamics	5,678	99,592
†Anika Therapeutics	1,937	92,685
Atrion	226	96,412
Baxter International	22,745	1,082,662
Becton Dickinson	6,106	1,097,431
†Boston Scientific	26,851	639,054
Cantel Medical	4,304	335,626
CONMED	2,672	107,040
Cooper	1,674	300,081
CR Bard	6,214	1,393,676
†Cynosure Class A	2,346	119,505
Danaher	17,143	1,343,840
DENTSPLY SIRONA	11,965	711,080
†DexCom	1,908	167,255
†Edwards Lifesciences	12,294	1,482,165
†Exactech	917	24,786
†Globus Medical	8,601	194,125
†Haemonetics	5,852	211,901
†Halyard Health	7,052	244,422
Hill-Rom Holdings	6,594	408,696
†Hologic	23,871	926,911
†ICU Medical	1,730	218,637
†IDEXX Laboratories	6,797	766,226
†Inogen	1,392	83,381
†Integer Holdings	3,432	74,440
†Integra LifeSciences Holdings	4,169	344,151
†Intuitive Surgical	1,073	777,743

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Invacare	4,463	$49,852
†LivaNova	3,945	237,134
†Masimo	7,606	452,481
Medtronic	32,253	2,786,659
Meridian Bioscience	6,320	121,913
†Merit Medical Systems	5,462	132,672
†Natus Medical	2,545	99,993
†Neogen	3,194	178,672
†NuVasive	4,865	324,301
†Nuvectra	1,144	7,916
†OraSure Technologies	3,636	28,979
†Orthofix International	1,657	70,870
†Quidel	952	21,030
ResMed	7,991	517,737
†RTI Surgical	7,962	24,921
†SeaSpine Holdings	1,244	12,577
St. Jude Medical	10,065	802,784
STERIS	4,286	313,307
Stryker	9,708	1,130,108
†Surmodics	1,196	35,988
Teleflex	2,482	417,100
†Varian Medical Systems	6,323	629,328
†Vascular Solutions	1,826	88,068
West Pharmaceutical Services	6,757	503,397
†Wright Medical Group	3,239	79,453
Zimmer Biomet Holdings	5,071	659,331

		26,514,478

Health Care Providers & Services–2.96%
†Acadia Healthcare	5,448	269,948
Aceto	3,288	62,439
†Addus HomeCare	500	13,080
Aetna	19,426	2,242,732
†Air Methods	7,270	228,932
†Almost Family	1,338	49,198
†Amedisys	2,782	131,978
AmerisourceBergen	5,178	418,279
†AMN Healthcare Services	7,388	235,456
†Amsurg	8,702	583,469
Anthem	12,651	1,585,297
†BioTelemetry	1,479	27,465
†Brookdale Senior Living	13,344	232,853
†Capital Senior Living	3,628	60,950
Cardinal Health	16,212	1,259,672
†Centene	9,428	631,299
Chemed	2,440	344,211
Cigna	10,510	1,369,663
†Community Health Systems	21,088	243,356
†CorVel	4,063	156,019
†Cross Country Healthcare	2,295	27,035
†DaVita	17,515	1,157,216
†Diplomat Pharmacy	3,200	89,632

LVIP Dimensional U.S. Core Equity 1 Fund–9

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
Ensign Group	7,140	$143,728
†Envision Healthcare Holdings	9,949	221,564
†Express Scripts Holding	30,374	2,142,278
†Hanger	4,881	41,489
†HCA Holdings	12,467	942,879
†HealthEquity	833	31,529
HealthSouth	12,452	505,178
†Healthways	6,476	171,355
†Henry Schein	5,219	850,593
Humana	8,492	1,502,150
Kindred Healthcare	12,991	132,768
†Laboratory Corp of America Holdings	7,556	1,038,799
Landauer	60	2,669
†LHC Group	2,482	91,536
†LifePoint Health	7,221	427,700
†Magellan Health	4,141	222,496
McKesson	11,235	1,873,436
†MEDNAX	9,343	618,974
†Molina Healthcare	7,676	447,664
National HealthCare	513	33,853
Owens & Minor	8,370	290,690
Patterson	12,944	594,647
†PharMerica	3,751	105,291
†Premier Class A	5,449	176,221
†Providence Service	1,930	93,856
Quest Diagnostics	17,031	1,441,334
†Quorum Health	5,272	33,056
†Select Medical Holdings	20,300	274,050
†Surgical Care Affiliates	7,203	351,218
†Team Health Holdings	8,590	279,690
†Tenet Healthcare	15,569	352,794
†Triple-S Management Class B	3,127	68,575
U.S. Physical Therapy	1,600	100,320
UnitedHealth Group	44,571	6,239,940
Universal American	11,905	91,073
Universal Health Services Class B	8,291	1,021,617
†VCA	9,185	642,766
†WellCare Health Plans	6,048	708,160

		35,728,115

Health Care Technology–0.18%
†Allscripts Healthcare Solutions	20,550	270,643
†athenahealth	1,791	225,881
†Cerner	11,856	732,108
Computer Programs & Systems	971	25,304
†HealthStream	2,606	71,926
†HMS Holdings	8,554	189,642
†IMS Health Holdings	8,017	251,253
†Omnicell	4,404	168,673
Quality Systems	5,557	62,905
†Veeva Systems Class A	4,571	188,691

		2,187,026

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure–2.48%
Aramark Services	21,338	$811,484
†Belmond Class A	15,774	200,488
†Biglari Holdings	1	436
†BJ’s Restaurants	3,790	134,735
Bloomin’ Brands	24,094	415,381
Bob Evans Farms	3,052	116,892
†Bravo Brio Restaurant Group	2,116	10,114
Brinker International	6,684	337,074
†Buffalo Wild Wings	3,038	427,568
Carnival	13,164	642,666
†Carrols Restaurant Group	5,537	73,144
Cheesecake Factory	6,977	349,269
†Chipotle Mexican Grill	1,590	673,365
Choice Hotels International	7,826	352,796
†Chuy’s Holdings	1,400	39,116
ClubCorp Holdings	7,852	113,618
Cracker Barrel Old Country Store	4,396	581,239
Darden Restaurants	5,562	341,062
†Dave & Buster’s Entertainment	4,590	179,836
†@Del Frisco’s Restaurant Group	2,666	35,911
†Denny’s	10,416	111,347
DineEquity	3,027	239,708
Domino’s Pizza	3,427	520,390
Dunkin’ Brands Group	8,637	449,815
†Fiesta Restaurant Group	2,409	57,816
Hilton Worldwide Holdings	12,339	282,933
†Hyatt Hotels Class A	2,033	100,064
International Game Technology	10,873	265,084
International Speedway Class A	1,628	54,408
Interval Leisure Group	12,750	218,918
Jack in the Box	4,071	390,572
†La Quinta Holdings	15,085	168,650
Las Vegas Sands	22,692	1,305,698
Marriott International Class A	19,885	1,338,830
Marriott Vacations Worldwide	3,991	292,620
McDonald’s	54,504	6,287,581
†Norwegian Cruise Line Holdings	12,252	461,900
†Panera Bread Class A	2,372	461,876
Papa John’s International	4,299	338,976
†Pinnacle Entertainment	4,347	53,642
†Popeyes Louisiana Kitchen	2,261	120,150
†Red Robin Gourmet Burgers	2,551	114,642
Royal Caribbean Cruises	8,264	619,387
†Ruby Tuesday	8,013	20,033
Ruth’s Hospitality Group	5,354	75,598
SeaWorld Entertainment	15,297	206,204
Six Flags Entertainment	8,945	479,541
Sonic	4,619	120,925
Speedway Motorsports	5,420	96,801
Starbucks	93,795	5,078,061
Texas Roadhouse	9,489	370,356
Vail Resorts	3,389	531,666

LVIP Dimensional U.S. Core Equity 1 Fund–10

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Wendy’s	50,385	$544,158
Wyndham Worldwide	8,697	585,569
Wynn Resorts	268	26,109
Yum Brands	18,072	1,641,118

		29,867,340

Household Durables–0.91%
CalAtlantic Group	14,064	470,300
†Cavco Industries	858	84,985
DR Horton	23,627	713,535
Ethan Allen Interiors	3,617	113,104
Flexsteel Industries	262	13,551
Garmin	10,598	509,870
†GoPro	11,800	196,824
†Green Brick Partners	1,200	9,912
Harman International Industries	6,266	529,164
†Helen of Troy	2,994	257,993
†Installed Building Products	1,727	61,948
†iRobot	1,300	57,174
La-Z-Boy	7,762	190,635
Leggett & Platt	7,668	349,507
Lennar Class A	15,130	640,604
Libbey	2,727	48,677
†M/I Homes	4,399	103,684
MDC Holdings	8,114	209,341
†Meritage Homes	6,285	218,090
†Mohawk Industries	6,223	1,246,716
NACCO Industries Class A	200	13,592
Newell Brands	11,184	588,949
†NVR	399	654,308
PulteGroup	27,725	555,609
†Taylor Morrison Home Class A	2,655	46,728
†Tempur Sealy International	7,403	420,046
†Toll Brothers	14,068	420,070
†TopBuild	3,133	104,016
†TRI Pointe Homes	24,489	322,765
Tupperware Brands	6,114	399,672
†Universal Electronics	1,276	95,011
Whirlpool	7,624	1,236,308
†William Lyon Homes Class A	2,599	48,211
†ZAGG	1,799	14,572

		10,945,471

Household Products–1.32%
†Central Garden & Pet Class A	5,487	136,078
Church & Dwight	15,548	745,060
Clorox	8,441	1,056,644
Colgate-Palmolive	39,144	2,902,136
Energizer Holdings	6,574	328,437
†HRG Group	21,784	342,009
Kimberly-Clark	17,160	2,164,562
Procter & Gamble	83,822	7,523,025

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Products (continued)
Spectrum Brands Holdings	4,407	$606,800
WD-40	1,305	146,721

		15,951,472

Independent Power & Renewable Electricity Producers–0.20%
AES	39,067	502,011
†Calpine	58,583	740,489
†Dynegy	13,812	171,131
NRG Energy	33,448	374,952
NRG Yield Class A	4,200	68,544
NRG Yield Class C	7,003	118,771
Ormat Technologies	3,646	176,503
Pattern Energy Group	8,394	188,781
†Talen Energy	3,367	46,633

		2,387,815

Industrial Conglomerates–1.35%
3M	34,245	6,034,996
Carlisle	4,973	510,081
General Electric	162,587	4,815,827
Honeywell International	36,684	4,276,987
Raven Industries	2,462	56,700
Roper Technologies	3,000	547,410

		16,242,001

Insurance–3.29%
Aflac	20,377	1,464,495
†Alleghany	913	479,343
Allied World Assurance Holdings	10,104	408,404
Allstate	18,075	1,250,428
†Ambac Financial Group	5,809	106,828
American Equity Investment Life Holding	11,818	209,533
American Financial Group	5,938	445,350
American International Group	42,271	2,508,361
American National Insurance	2,411	294,046
AMERISAFE	3,206	188,449
AmTrust Financial Services	24,542	658,462
Aon	10,160	1,142,898
†Arch Capital Group	6,832	541,504
Arthur J. Gallagher & Co.	13,473	685,371
Aspen Insurance Holdings	7,253	337,917
Assurant	2,847	262,636
Assured Guaranty	22,041	611,638
AXIS Capital Holdings	7,202	391,285
Brown & Brown	19,616	739,719
Chubb	18,475	2,321,384
Cincinnati Financial	8,752	660,076
CNA Financial	2,638	90,774
†eHealth	183	2,051
Employers Holdings	4,584	136,741
Endurance Specialty Holdings	5,889	385,435
†Enstar Group	795	130,754

LVIP Dimensional U.S. Core Equity 1 Fund–11

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Erie Indemnity Class A	3,335	$340,403
Everest Re Group	2,259	429,142
Federated National Holding	2,034	38,015
Fidelity & Guaranty Life	4,327	100,343
First American Financial	14,738	578,909
†Genworth Financial	43,794	217,218
†Greenlight Capital Re Class A	4,459	91,142
Hanover Insurance Group	5,161	389,243
Hartford Financial Services Group	17,777	761,211
HCI Group	2,595	78,784
Kemper	7,867	309,330
Loews	18,688	769,011
Maiden Holdings	14,033	178,079
†Markel	790	733,728
Marsh & McLennan	26,368	1,773,248
†MBIA	23,888	186,088
Mercury General	6,458	354,221
MetLife	36,664	1,628,982
National General Holdings	6,191	137,688
National Interstate	879	28,594
National Western Life Group Class A	200	41,074
Navigators Group	2,199	213,127
Old Republic International	27,874	491,140
OneBeacon Insurance Group Class A	3,300	47,124
Primerica	7,888	418,301
Principal Financial Group	27,024	1,392,006
ProAssurance	6,434	337,656
Progressive	40,367	1,271,560
Prudential Financial	17,085	1,394,990
Reinsurance Group of America	3,072	331,592
RenaissanceRe Holdings	3,717	446,635
RLI	4,751	324,778
Safety Insurance Group	2,774	186,468
@Selective Insurance Group	9,030	359,936
State Auto Financial	500	11,905
Stewart Information Services	3,350	148,907
Torchmark	5,882	375,801
Travelers	23,242	2,662,371
United Fire Group	2,487	105,250
United Insurance Holdings	3,254	55,253
Universal Insurance Holdings	7,335	184,842
Unum Group	13,712	484,171
Validus Holdings	9,469	471,746
White Mountains Insurance Group	507	420,810
Willis Towers Watson	5,102	677,393
WR Berkley	12,012	693,813
Xl Group	14,830	498,733

		39,624,643

Internet & Direct Marketing Retail–1.80%
†1-800-Flowers.com Class A	5,253	48,170
†Amazon.com	18,776	15,721,332

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet & Direct Marketing Retail (continued)
Blue Nile	592	$20,377
Expedia	3,544	413,656
†FTD	4,356	89,603
HSN	6,625	263,675
†Liberty TripAdvisor Holdings Class A	10,113	220,969
†Netflix	7,083	698,030
Nutrisystem	3,791	112,555
†Priceline Group	2,455	3,612,508
†Shutterfly	4,144	184,988
†TripAdvisor	5,112	322,976

		21,708,839

Internet Software & Services–2.43%
†Actua	5,753	74,501
†Akamai Technologies	9,655	511,618
†Alphabet Class A	8,310	6,681,739
†Alphabet Class C	8,266	6,425,079
†Angie’s List	2,100	20,811
†Bazaarvoice	527	3,115
†Blucora	5,281	59,147
†Cimpress	4,105	415,344
†comScore	2,587	79,317
†CoStar Group	768	166,295
†DHI Group	5,517	43,529
EarthLink Holdings	19,178	118,904
†eBay	42,250	1,390,025
†Envestnet	1,992	72,608
†Facebook Class A	57,060	7,319,086
†GrubHub	5,087	218,690
†GTT Communications	1,807	42,519
InterActiveCorp	7,464	466,276
†Internap	6,320	10,428
†Intralinks Holdings	5,548	55,813
j2 Global	6,291	419,044
†Limelight Networks	5,104	9,544
†LinkedIn Class A	1,787	341,531
†Liquidity Services	356	4,001
LogMeIn	691	62,460
†Monster Worldwide	13,949	50,356
NIC	6,405	150,518
†Rackspace Hosting	25,049	793,803
†Shutterstock	1,013	64,528
†Twitter	7,054	162,595
†VeriSign	7,421	580,619
†Web.com Group	9,420	162,683
†WebMD Health	4,714	234,286
†XO Group	1,837	35,509
†Yahoo	32,869	1,416,654
†Yelp	2,468	102,916
†Zillow Group	6,848	235,914
†Zillow Group Class C	9,200	318,780

		29,320,585

LVIP Dimensional U.S. Core Equity 1 Fund–12

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services–4.14%
Accenture Class A	37,147	$4,538,249
†Acxiom	10,198	271,777
†Alliance Data Systems	4,827	1,035,536
Amdocs	10,852	627,788
Automatic Data Processing	23,070	2,034,774
†Blackhawk Network Holdings Class A	5,669	171,034
Booz Allen Hamilton Holding	17,715	559,971
Broadridge Financial Solutions	9,459	641,226
†CACI International Class A	4,037	407,333
†Cardtronics Class A	8,238	367,415
Cass Information Systems	587	33,254
†Ciber	6,327	7,276
†Cognizant Technology Solutions Class A	23,912	1,140,841
Computer Sciences	15,899	830,087
Convergys	4,639	141,118
†CoreLogic	11,629	456,089
CSG Systems International	5,410	223,595
CSRA	8,435	226,901
DST Systems	5,765	679,809
†EPAM Systems	4,126	285,973
†Euronet Worldwide	5,965	488,116
†Everi Holdings	7,580	18,723
†ExlService Holdings	3,213	160,136
Fidelity National Information Services	10,239	788,710
†Fiserv	14,006	1,393,177
†FleetCor Technologies	4,616	801,938
Forrester Research	2,034	79,123
†Gartner	4,792	423,852
†Genpact	15,431	369,572
Global Payments	14,005	1,075,024
Hackett Group	2,613	43,167
International Business Machines	53,161	8,444,625
Jack Henry & Associates	6,801	581,825
Leidos Holdings	16,068	695,423
†Lionbridge Technologies	2,841	14,205
ManTech International Class A	3,157	118,987
Mastercard Class A	57,083	5,809,337
MAXIMUS	8,374	473,633
†MoneyGram International	6,116	43,424
Paychex	21,586	1,249,182
†PayPal Holdings	19,280	789,902
†Perficient	3,999	80,580
Sabre	10,487	295,524
Science Applications International	6,731	466,929
†Sykes Enterprises	6,187	174,040
†Syntel	9,000	377,190
TeleTech Holdings	3,077	89,202
†Teradata	8,589	266,259
Total System Services	12,198	575,136
Travelport Worldwide	8,446	126,943
†Unisys	5,740	55,908

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
†Vantiv Class A	12,254	$689,533
†Virtusa	1,578	38,945
Visa Class A	74,156	6,132,701
Western Union	43,533	906,357
†WEX	4,036	436,251
@Xerox	61,583	623,836

		49,877,461

Leisure Products–0.27%
Arctic Cat	1,628	25,218
Brunswick	11,643	567,945
Callaway Golf	9,101	105,663
Hasbro	9,226	731,899
Mattel	22,859	692,170
†Nautilus	4,229	96,083
Polaris Industries	5,015	388,362
†Smith & Wesson Holding	8,067	214,501
Sturm Ruger & Co.	1,692	97,730
†Vista Outdoor	7,301	291,018

		3,210,589

Life Sciences Tools & Services–0.90%
Agilent Technologies	20,463	963,603
†Bio-Rad Laboratories Class A	2,802	458,996
Bio-Techne	3,697	404,821
Bruker	15,441	349,739
†Cambrex	5,069	225,368
†Charles River Laboratories International	7,518	626,550
†Illumina	6,238	1,133,195
†INC Research Holdings Class A	4,220	188,127
†Luminex	4,176	94,879
†Mettler-Toledo International	2,275	955,113
†PAREXEL International	10,224	710,057
PerkinElmer	7,329	411,230
†Quintiles IMS Holdings	6,212	503,545
Thermo Fisher Scientific	16,518	2,627,353
†VWR	16,109	456,851
†Waters	4,541	719,703

		10,829,130

Machinery–2.77%
Actuant Class A	3,465	80,527
AGCO	12,977	640,026
Albany International	4,803	203,551
Allison Transmission Holdings	27,732	795,354
Altra Industrial Motion	3,166	91,719
Astec Industries	3,444	206,192
@Barnes Group	7,276	295,042
Briggs & Stratton	6,831	127,398
Caterpillar	27,086	2,404,424
†Chart Industries	3,942	129,416
CIRCOR International	2,520	150,091

LVIP Dimensional U.S. Core Equity 1 Fund–13

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
CLARCOR	7,108	$462,020
†Colfax	13,541	425,594
Crane	7,844	494,250
Cummins	8,972	1,149,762
Deere & Co.	16,361	1,396,411
Donaldson	19,265	719,162
Douglas Dynamics	3,817	121,915
Dover	14,382	1,059,090
EnPro Industries	3,111	176,767
ESCO Technologies	2,378	110,387
Federal Signal	9,771	129,563
Flowserve	12,077	582,594
Fortive	8,836	449,752
Franklin Electric	6,304	256,636
Global Brass & Copper Holdings	1,864	53,851
Graco	7,673	567,802
Harsco	14,587	144,849
Hillenbrand	9,705	307,066
Hyster-Yale Materials Handling	2,265	136,194
IDEX	5,345	500,132
Illinois Tool Works	17,309	2,074,311
Ingersoll-Rand	17,550	1,192,347
ITT	10,472	375,316
John Bean Technologies	2,830	199,657
Joy Global	12,246	339,704
Kennametal	9,700	281,494
LB Foster Class A	1,339	16,081
Lincoln Electric Holdings	7,737	484,491
†Lydall	278	14,214
Manitowoc	21,116	101,146
†Manitowoc Foodservice	20,316	329,526
†Meritor	14,282	158,959
†Middleby	3,797	469,385
Mueller Industries	7,847	254,400
Mueller Water Products Class A	32,192	404,010
NN	2,981	54,403
Nordson	8,732	869,969
Oshkosh	12,175	681,800
PACCAR	16,795	987,210
Parker-Hannifin	13,067	1,640,301
Pentair	9,608	617,218
†Proto Labs	1,861	111,493
†RBC Bearings	2,276	174,068
†Rexnord	17,542	375,574
Snap-on	4,695	713,452
†SPX	4,663	93,913
†SPX FLOW	4,663	144,180
Standex International	1,405	130,482
Stanley Black & Decker	6,927	851,882
Sun Hydraulics	2,590	83,579
Tennant	2,035	131,868
Terex	13,107	333,049

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Timken	8,861	$311,376
Titan International	4,215	42,656
Toro	11,634	544,937
†TriMas	5,477	101,927
Trinity Industries	25,053	605,782
†Wabash National	13,252	188,708
†WABCO Holdings	4,566	518,378
Wabtec	4,860	396,819
Watts Water Technologies Class A	2,752	178,440
Woodward	10,392	649,292
Xylem	16,528	866,894

		33,462,228

Marine–0.06%
†Kirby	7,077	439,906
Matson	7,118	283,866

		723,772

Media–3.17%
AMC Entertainment Holdings	3,427	106,545
†AMC Networks Class A	4,165	215,997
Cable One	675	394,200
†Carmike Cinemas	2,102	68,714
CBS Class B	23,342	1,277,741
†Charter Communications Class A	6,566	1,772,623
Cinemark Holdings	15,721	601,800
Clear Channel Outdoor Holdings Class A	2,039	11,908
Comcast Class A	168,655	11,188,573
†Discovery Communications Class A	12,610	339,461
†Discovery Communications Class C	15,080	396,755
†DISH Network Class A	12,793	700,801
Entercom Communications Class A	1,204	15,580
Entravision Communications Class A	11,605	88,546
Gannett	12,945	150,680
†Gray Television	12,929	133,944
Harte-Hanks	6,110	9,898
Interpublic Group	29,757	665,069
John Wiley & Sons Class A	8,331	429,963
†Liberty Braves Group Class A	594	10,365
†Liberty Braves Group Class C	1,227	21,325
†Liberty Broadband Class A	1,624	113,940
†Liberty Broadband Class C	4,561	326,020
†Liberty Media Group Class A	1,485	42,545
†Liberty Media Group Class C	3,069	86,362
†Liberty SiriusXM Group	5,940	201,841
†Liberty SiriusXM Group Class C	12,277	410,175
Lions Gate Entertainment	9,277	185,447
†Live Nation Entertainment	18,774	515,910
†Madison Square Garden Class A	2,301	389,812
†Media General	16,818	309,956
Meredith	5,810	302,062

LVIP Dimensional U.S. Core Equity 1 Fund–14

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
†MSG Networks	7,386	$137,453
National CineMedia	6,797	100,052
New York Times Class A	15,478	184,962
News Class A	20,540	287,149
News Class B	8,371	119,036
Nexstar Broadcasting Group Class A	3,597	207,583
Omnicom Group	15,626	1,328,210
†Reading International Class A	489	6,528
Regal Entertainment Group Class A	20,086	436,870
Scholastic	4,716	185,622
†Scripps (E.W.) Class A	6,953	110,553
Scripps Networks Interactive Class A	7,846	498,143
Sinclair Broadcast Group Class A	9,958	287,587
†Sirius XM Holdings	96,690	403,197
†Starz	11,177	348,611
TEGNA	22,208	485,467
Time	16,596	240,310
Time Warner	32,926	2,621,239
Twenty-First Century Fox Class A	52,996	1,283,563
Twenty-First Century Fox Class B	17,580	434,929
Viacom Class A	300	12,846
Viacom Class B	26,734	1,018,565
Walt Disney	64,400	5,980,184

		38,203,217

Metals & Mining–0.80%
Alcoa	70,500	714,870
Allegheny Technologies	11,771	212,702
Carpenter Technology	7,558	311,843
†Century Aluminum	1,404	9,758
†Coeur Mining	21,436	253,588
Commercial Metals	17,961	290,789
Compass Minerals International	6,373	469,690
Ferroglobe	8,766	79,157
Freeport-McMoRan	52,994	575,515
Haynes International	1,268	47,055
Hecla Mining	61,998	353,389
Kaiser Aluminum	1,961	169,607
Materion	3,100	95,201
Newmont Mining	46,244	1,816,927
Nucor	31,587	1,561,977
Reliance Steel & Aluminum	10,411	749,904
Royal Gold	7,027	544,101
†Ryerson Holding	607	6,853
Schnitzer Steel Industries	2,756	57,600
Southern Copper	3,216	84,581
Steel Dynamics	19,705	492,428
†Stillwater Mining	15,568	207,988
SunCoke Energy	1,400	11,228
†TimkenSteel	6,778	70,830
United States Steel	14,338	270,415

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Metals & Mining (continued)
Worthington Industries	5,243	$251,821

		9,709,817

Multiline Retail–0.63%
Big Lots	8,831	421,680
Dillard’s Class A	6,398	403,138
Dollar General	15,063	1,054,259
†Dollar Tree	7,909	624,257
Fred’s Class A	5,241	47,484
†JC Penney	3,928	36,216
Kohl’s	28,811	1,260,481
Macy’s	22,267	824,992
Nordstrom	16,663	864,477
Target	30,038	2,063,010

		7,599,994

Multi-Utilities–0.95%
Ameren	14,689	722,405
Avista	8,017	335,030
Black Hills	4,628	283,326
CenterPoint Energy	22,804	529,737
CMS Energy	16,911	710,431
Consolidated Edison	12,355	930,332
Dominion Resources	23,695	1,759,828
DTE Energy	10,288	963,677
MDU Resources Group	23,210	590,462
NiSource	20,881	503,441
NorthWestern	5,837	335,803
Public Service Enterprise Group	20,567	861,140
SCANA	8,158	590,394
Sempra Energy	9,092	974,572
Unitil	1,492	58,278
Vectren	10,681	536,186
WEC Energy Group	12,771	764,727

		11,449,769

Oil, Gas & Consumable Fuels–4.80%
†Abraxas Petroleum	15,421	26,061
Alon USA Energy	9,006	72,588
Anadarko Petroleum	13,637	864,040
†Antero Resources	6,335	170,728
Apache	10,448	667,314
Cabot Oil & Gas	15,184	391,747
†Callon Petroleum	12,029	188,855
†Carrizo Oil & Gas	5,103	207,284
†Cheniere Energy	13,897	605,909
Cheniere Energy Partners Holdings	1,388	31,563
†Chesapeake Energy	27,054	169,629
Chevron	75,894	7,811,010
Cimarex Energy	2,862	384,567
†Clayton Williams Energy	525	44,856
†Cobalt International Energy	49,489	61,366
†Concho Resources	7,334	1,007,325

LVIP Dimensional U.S. Core Equity 1 Fund–15

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	48,794	$2,121,075
CONSOL Energy	25,588	491,290
†Continental Resources	11,358	590,162
CVR Energy	6,305	86,820
Delek U.S. Holdings	9,540	164,947
Devon Energy	11,729	517,366
DHT Holdings	14,019	58,740
†Diamondback Energy	4,332	418,211
Energen	10,748	620,375
EnLink Midstream	13,242	221,803
EOG Resources	14,108	1,364,385
†EP Energy Class A	16,914	74,083
EQT	7,664	556,560
Exxon Mobil	166,474	14,529,851
GasLog	9,204	133,918
Green Plains	4,898	128,328
†Gulfport Energy	13,145	371,346
Hess	11,154	598,077
HollyFrontier	14,491	355,030
Kinder Morgan	58,215	1,346,513
†Kosmos Energy	37,603	241,035
†Laredo Petroleum	8,206	105,857
Marathon Oil	33,764	533,809
Marathon Petroleum	36,196	1,469,196
†Matador Resources	8,389	204,188
Murphy Oil	17,918	544,707
†Newfield Exploration	4,736	205,827
Noble Energy	22,379	799,825
†Oasis Petroleum	5,172	59,323
Occidental Petroleum	21,430	1,562,676
ONEOK	15,751	809,444
Panhandle Oil and Gas Class A	1,806	31,659
†Par Pacific Holdings	329	4,303
†Parsley Energy Class A	7,407	248,209
PBF Energy Class A	14,133	319,971
†PDC Energy	5,391	361,520
Phillips 66	23,355	1,881,245
Pioneer Natural Resources	5,165	958,882
QEP Resources	24,720	482,782
Range Resources	11,488	445,165
†Renewable Energy Group	5,557	47,068
†Rice Energy	14,692	383,608
†RSP Permian	12,683	491,847
Scorpio Tankers	27,600	127,788
SemGroup Class A	5,519	195,152
SM Energy	11,793	454,974
†Southwestern Energy	32,813	454,132
Spectra Energy	26,888	1,149,462
†Synergy Resources	17,299	119,882
Targa Resources	9,743	478,479
Teekay	13,659	105,311
Tesoro	18,972	1,509,412

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Valero Energy	30,128	$1,596,784
Western Refining	17,616	466,119
†Whiting Petroleum	11,844	103,517
Williams	20,050	616,137
World Fuel Services	8,534	394,783
†WPX Energy	32,521	428,952

		57,846,752

Paper & Forest Products–0.16%
†Boise Cascade	5,938	150,825
†Clearwater Paper	2,473	159,929
Deltic Timber	456	30,885
Domtar	10,770	399,890
KapStone Paper and Packaging	17,293	327,183
†Louisiana-Pacific	15,346	288,965
Mercer International	10,372	87,851
Neenah Paper	2,359	186,385
PH Glatfelter	4,944	107,186
†Resolute Forest Products	7,351	34,770
Schweitzer-Mauduit International	4,384	169,047

		1,942,916

Personal Products–0.29%
Avon Products	40,949	231,771
†Coty Class A	4,418	103,823
†Edgewell Personal Care	5,475	435,372
Estee Lauder Class A	12,377	1,096,107
†Herbalife	8,001	495,982
Inter Parfums	3,508	113,203
Medifast	1,745	65,944
Natural Health Trends	1,722	48,664
Nu Skin Enterprises Class A	9,513	616,252
†Revlon Class A	4,768	175,367
†USANA Health Sciences	741	102,517

		3,485,002

Pharmaceuticals–3.47%
†Akorn	9,574	260,987
†Allergan	15,439	3,555,756
Bristol-Myers Squibb	33,192	1,789,713
†Catalent	10,073	260,286
†=Depomed	5,776	144,227
Eli Lilly & Co.	38,525	3,092,016
†Endo International	5,722	115,298
†Horizon Pharma	15,728	285,149
†Impax Laboratories	7,524	178,319
†Innoviva	911	10,012
†Jazz Pharmaceuticals	2,576	312,932
Johnson & Johnson	119,032	14,061,250
†Lannett	7,113	188,992
†Mallinckrodt	8,454	589,920
†Medicines	9,062	342,000
Merck & Co.	87,602	5,467,241

LVIP Dimensional U.S. Core Equity 1 Fund–16

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
†Mylan	5,416	$206,458
Pfizer	255,180	8,642,947
Phibro Animal Health Class A	1,442	39,194
†Prestige Brands Holdings	7,374	355,943
†SciClone Pharmaceuticals	5,143	52,716
†Sucampo Pharmaceuticals Class A	3,401	41,866
†Supernus Pharmaceuticals	3,800	93,974
†Taro Pharmaceutical Industries	2,437	269,313
Zoetis	29,532	1,535,959

		41,892,468

Professional Services–0.62%
†Advisory Board	2,548	113,998
Barrett Business Services	300	14,883
†CBIZ	6,360	71,168
CEB	3,863	210,418
Dun & Bradstreet	4,540	620,255
Equifax	7,987	1,074,890
Exponent	4,158	212,308
†Franklin Covey	993	17,685
†FTI Consulting	6,870	306,127
†GP Strategies	1,772	43,627
Heidrick & Struggles International	2,100	38,955
†Huron Consulting Group	2,990	178,682
†ICF International	3,173	140,627
Insperity	3,305	240,075
Kelly Services Class A	3,655	70,249
Kforce	4,767	97,676
Korn/Ferry International	6,340	133,140
ManpowerGroup	9,027	652,291
†Mistras Group	3,448	80,925
†Navigant Consulting	4,750	96,045
Nielsen Holdings	17,219	922,422
†On Assignment	6,674	242,199
Resources Connection	4,071	60,821
Robert Half International	11,099	420,208
†RPX	7,879	84,227
†TriNet Group	8,091	175,008
†TrueBlue	5,561	126,012
†Verisk Analytics Class A	13,318	1,082,487

		7,527,408

Real Estate Management & Development–0.23%
Alexander & Baldwin	8,202	315,121
Altisource Portfolio Solutions	2,089	67,684
†CBRE Group Class A	23,540	658,649
†Forestar Group	4,339	50,810
HFF Class A	5,680	157,279
†Howard Hughes	4,225	483,763
Jones Lang LaSalle	3,224	366,859
Kennedy-Wilson Holdings	2,078	46,859
†Marcus & Millichap	3,589	93,852

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Management & Development (continued)
RE/MAX Holdings	1,148	$50,259
Realogy Holdings	15,344	396,796
†St. Joe	2,800	51,464

		2,739,395

Road & Rail–1.22%
AMERCO	1,614	523,307
ArcBest	3,735	71,040
†Avis Budget Group	19,764	676,126
Celadon Group	4,136	36,149
†Covenant Transportation Group Class A	3,400	65,722
CSX	47,982	1,463,451
†Genesee & Wyoming	5,867	404,530
Heartland Express	13,599	256,749
†Hertz Global Holdings	1,947	78,191
JB Hunt Transport Services	10,200	827,628
Kansas City Southern	10,638	992,738
Knight Transportation	13,495	387,172
Landstar System	7,389	503,043
Marten Transport	4,762	100,002
Norfolk Southern	13,859	1,345,155
†Old Dominion Freight Line	10,109	693,578
†Roadrunner Transportation Systems	5,207	41,552
Ryder System	10,618	700,257
†Saia	3,643	109,144
†Swift Transportation	17,811	382,402
Union Pacific	48,484	4,728,644
†USA Truck	1,448	14,828
Werner Enterprises	12,297	286,151
†YRC Worldwide	1,455	17,926

		14,705,485

Semiconductors & Semiconductor Equipment–3.56%
†Advanced Energy Industries	4,678	221,363
†Advanced Micro Devices	62,118	429,235
†Alpha & Omega Semiconductor	1,200	26,064
†Amkor Technology	37,829	367,698
Analog Devices	8,683	559,619
Applied Materials	33,111	998,297
†Axcelis Technologies	1,050	13,944
Broadcom	7,807	1,346,864
Brooks Automation	9,566	130,193
Cabot Microelectronics	2,668	141,164
†Cavium	1,140	66,348
†CEVA	2,353	82,520
†Cirrus Logic	8,845	470,112
Cohu	497	5,835
†Cree	11,762	302,519
Cypress Semiconductor	32,772	398,508
†Diodes	7,611	162,419
†DSP Group	4,368	52,460

LVIP Dimensional U.S. Core Equity 1 Fund–17

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Entegris	15,222	$265,167
†Exar	3,720	34,633
†First Solar	9,258	365,598
†FormFactor	7,433	80,648
†Integrated Device Technology	11,976	276,646
Intel	321,976	12,154,594
Intersil Class A	16,449	360,727
IXYS	4,008	48,296
KLA-Tencor	12,919	900,583
†Kulicke & Soffa Industries	12,689	164,069
Lam Research	13,496	1,278,206
†Lattice Semiconductor	17,582	114,107
Linear Technology	16,120	955,755
†MACOM Technology Solutions Holdings	3,725	157,716
Marvell Technology Group	34,452	457,178
Maxim Integrated Products	11,953	477,283
†MaxLinear Class A	3,029	61,398
Microchip Technology	8,427	523,654
†Micron Technology	71,704	1,274,897
†Microsemi	9,527	399,943
MKS Instruments	6,800	338,164
†Nanometrics	2,667	59,581
†NeoPhotonics	2,126	34,739
NVE	50	2,947
NVIDIA	46,520	3,187,550
†ON Semiconductor	59,904	738,017
†PDF Solutions	3,040	55,237
†Photronics	5,636	58,107
Power Integrations	2,120	133,624
†Qorvo	6,884	383,714
QUALCOMM	61,668	4,224,258
†Rambus	9,571	119,637
†Rudolph Technologies	4,102	72,769
†Semtech	6,166	170,983
†Sigma Designs	1,968	15,331
†Silicon Laboratories	3,260	191,688
Skyworks Solutions	10,149	772,745
†SunPower	12,428	110,858
†Synaptics	4,025	235,784
Teradyne	22,477	485,054
Tessera Technologies	7,199	276,730
Texas Instruments	58,221	4,085,950
†Ultratech	3,675	84,819
†Veeco Instruments	5,210	102,272
†Xcerra	5,880	35,633
Xilinx	16,247	882,862

		42,985,313

Software–3.62%
†ACI Worldwide	14,185	274,905
Activision Blizzard	15,960	707,028

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Adobe Systems	9,190	$997,483
†ANSYS	5,401	500,187
†Aspen Technology	10,168	475,761
†Autodesk	4,443	321,362
†AVG Technologies	7,693	192,402
†Barracuda Networks	2,732	69,611
Blackbaud	4,439	294,483
†BroadSoft	500	23,275
@CA	53,474	1,768,920
†Cadence Design Systems	19,616	500,797
CDK Global	6,967	399,627
†Citrix Systems	8,053	686,277
†Dell Technologies Class V	12,928	617,958
†Donnelley Financial Solutions	4,245	123,112
†Electronic Arts	13,033	1,113,018
†EnerNOC	4,615	24,967
Epiq Systems	4,152	68,467
Fair Isaac	3,741	466,091
†FireEye	6,823	100,503
†Fortinet	3,418	126,227
†Guidewire Software	3,953	237,101
Intuit	14,939	1,643,439
†Manhattan Associates	8,875	511,378
Mentor Graphics	16,898	446,783
Microsoft	319,000	18,374,400
†MicroStrategy	1,106	185,189
Monotype Imaging Holdings	3,104	68,629
†NetSuite	1,383	153,084
†Nuance Communications	30,262	438,799
Oracle	133,496	5,243,723
†Paycom Software	2,924	146,580
Pegasystems	8,394	247,539
†Progress Software	4,679	127,269
†PTC	6,288	278,621
QAD Class A	1,105	24,730
†Qualys	453	17,300
†Red Hat	9,877	798,358
†salesforce.com	10,976	782,918
†Seachange International	2,000	5,980
†ServiceNow	3,069	242,911
†Silver Spring Networks	2,590	36,726
†Splunk	2,645	155,209
SS&C Technologies Holdings	10,860	349,149
Symantec	26,606	667,811
†Synchronoss Technologies	4,423	182,139
†Synopsys	8,263	490,409
†Tableau Software Class A	1,254	69,309
†Take-Two Interactive Software	6,889	310,556
†Telenav	2,300	13,179
†TiVo	16,232	316,198
†Tyler Technologies	1,278	218,832
†Ultimate Software Group	1,222	249,765

LVIP Dimensional U.S. Core Equity 1 Fund–18

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†VASCO Data Security International	584	$10,284
†Verint Systems	3,692	138,930
†VMware Class A	1,975	144,866
†Workday Class A	2,207	202,360
†Zedge Class B	1,132	3,871
†Zynga Class A	95,244	277,160

		43,663,945

Specialty Retail–3.56%
Aaron’s	13,763	349,855
Abercrombie & Fitch	1,003	15,938
Advance Auto Parts	4,940	736,653
American Eagle Outfitters	28,359	506,492
†America’s Car-Mart	962	35,007
†Asbury Automotive Group	5,290	294,494
†Ascena Retail Group	28,043	156,760
†AutoNation	13,117	638,929
†AutoZone	1,414	1,086,433
Barnes & Noble	9,682	109,407
†Barnes & Noble Education	6,119	58,559
Bed Bath & Beyond	19,747	851,293
Best Buy	44,427	1,696,223
Big 5 Sporting Goods	900	12,258
†Build-A-Bear Workshop	2,901	30,054
†Burlington Stores	9,077	735,419
†Cabela’s	9,948	546,444
Caleres	7,320	185,123
†CarMax	11,906	635,185
Cato Class A	4,303	141,526
Chico’s FAS	18,957	225,588
Children’s Place	3,021	241,287
Citi Trends	2,149	42,830
CST Brands	12,256	589,391
Dick’s Sporting Goods	11,492	651,826
DSW Class A	11,901	243,732
†Express	12,788	150,771
Finish Line Class A	5,944	137,188
†Five Below	5,269	212,288
Foot Locker	14,273	966,568
†Francesca’s Holdings	6,695	103,304
GameStop Class A	18,683	515,464
Gap	31,510	700,782
†Genesco	3,102	168,935
GNC Holdings	14,677	299,704
Group 1 Automotive	3,419	218,406
Guess	11,019	160,988
Haverty Furniture	2,655	53,206
†Hibbett Sports	4,645	185,336
Home Depot	73,781	9,494,139
†Kirkland’s	2,488	30,304
L Brands	11,417	807,981
Lithia Motors Class A	3,884	371,000

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
Lowe’s	54,082	$3,905,261
†MarineMax	2,439	51,097
†Michaels	7,693	185,940
Monro Muffler Brake	3,844	235,137
†Murphy USA	7,912	564,600
†O’Reilly Automotive	5,785	1,620,436
Penske Automotive Group	13,958	672,496
Rent-A-Center	8,035	101,562
†Restoration Hardware Holdings	5,147	177,983
Ross Stores	23,514	1,511,950
†Sally Beauty Holdings	19,812	508,772
†Select Comfort	8,853	191,225
Shoe Carnival	1,575	41,989
Signet Jewelers	6,827	508,816
Sonic Automotive Class A	5,355	100,674
†Sportsman’s Warehouse Holdings	165	1,736
Stage Stores	4,087	22,928
Staples	38,647	330,432
Stein Mart	6,897	43,796
Tailored Brands	2,664	41,825
Tiffany & Co.	8,129	590,409
†Tile Shop Holdings	2,643	43,742
TJX	38,771	2,899,295
Tractor Supply	10,859	731,354
†Ulta Salon Cosmetics & Fragrance	4,365	1,038,783
†Urban Outfitters	23,588	814,258
†Vitamin Shoppe	3,839	103,077
†West Marine	1,000	8,270
Williams-Sonoma	8,222	419,980
†Zumiez	4,241	76,338

		42,937,231

Technology Hardware, Storage & Peripherals–3.77%
Apple	338,950	38,318,298
†Avid Technology	6,614	52,515
†Cray	1,551	36,511
Diebold	6,281	155,706
†Electronics For Imaging	5,336	261,037
Hewlett Packard Enterprise	75,577	1,719,377
HP	80,600	1,251,718
Lexmark International Class A	9,928	396,723
†NCR	14,792	476,154
NetApp	23,621	846,104
Seagate Technology	26,122	1,007,003
†Super Micro Computer	6,166	144,099
Western Digital	12,675	741,107

		45,406,352

Textiles, Apparel & Luxury Goods–0.95%
Carter’s	4,642	402,508
Coach	19,971	730,140
Columbia Sportswear	6,536	370,853

LVIP Dimensional U.S. Core Equity 1 Fund–19

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
†Crocs	5,293	$43,932
Culp	695	20,690
†Deckers Outdoor	5,238	311,923
†Fossil Group	8,573	238,072
†G-III Apparel Group	5,901	172,014
Hanesbrands	28,474	718,969
†Kate Spade & Co.	11,466	196,413
†lululemon athletica	9,083	553,881
†Michael Kors Holdings	15,972	747,330
Movado Group	2,255	48,437
NIKE Class B	64,610	3,401,717
Oxford Industries	2,792	189,018
†Perry Ellis International	2,325	44,826
PVH	4,626	511,173
Ralph Lauren	4,415	446,533
†Skechers U.S.A. Class A	13,059	299,051
†Steven Madden	7,834	270,743
†Under Armour Class A	8,228	318,259
†Under Armour Class C	8,286	280,564
†Vera Bradley	810	12,272
VF	12,928	724,614
Wolverine World Wide	16,475	379,419

		11,433,351

Thrifts & Mortgage Finance–0.33%
Astoria Financial	15,660	228,636
Beneficial Bancorp	11,715	172,328
†BofI Holding	7,624	170,778
Capitol Federal Financial	21,314	299,888
Clifton Bancorp	3,028	46,298
Dime Community Bancshares	6,872	115,175
EverBank Financial	18,905	366,001
First Defiance Financial	802	35,801
†Flagstar Bancorp	7,368	204,462
†HomeStreet	2,845	71,296
Kearny Financial	1,011	13,760
Meridian Bancorp	8,312	129,418
Meta Financial Group	741	44,912
New York Community Bancorp	26,829	381,777
†NMI Holdings Class A	299	2,278
Northfield Bancorp	6,724	108,256
Northwest Bancshares	14,286	224,433
OceanFirst Financial	629	12,114
Oritani Financial	6,244	98,156
†PennyMac Financial Services Class A	1,643	27,947
†PHH	689	9,956
Provident Financial Services	9,985	211,981
TFS Financial	11,932	212,509
TrustCo Bank	12,472	88,426
United Community Financial	2,888	20,534
United Financial Bancorp	4,707	65,145
†Walker & Dunlop	4,483	113,241

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
Washington Federal	10,936	$291,772
Waterstone Financial	3,925	66,686
WSFS Financial	3,684	134,429

		3,968,393

Tobacco–1.20%
Altria Group	112,753	7,129,372
Philip Morris International	58,687	5,705,550
Reynolds American	24,190	1,140,559
Universal	2,033	118,361
Vector Group	14,951	321,894

		14,415,736

Trading Companies & Distributors–0.50%
Air Lease	16,007	457,480
Applied Industrial Technologies	5,007	234,027
†Beacon Roofing Supply	6,388	268,743
†CAI International	2,879	23,809
†DXP Enterprises	131	3,693
Fastenal	18,484	772,262
H&E Equipment Services	2,771	46,442
†HD Supply Holdings	11,623	371,704
†Herc Holdings	1,633	55,032
Kaman	3,636	159,693
†MRC Global	13,960	229,363
MSC Industrial Direct	6,956	510,640
†Rush Enterprises Class A	69	1,689
Triton International	4,292	56,611
†United Rentals	12,021	943,528
†Veritiv	1,100	55,187
Watsco	3,045	429,041
†WESCO International	6,714	412,844
WW Grainger	4,437	997,615

		6,029,403

Transportation Infrastructure–0.02%
Macquarie Infrastructure	2,545	211,846

		211,846

Water Utilities–0.14%
American States Water	4,789	191,799
American Water Works	10,364	775,642
Aqua America	10,568	322,113
California Water Service Group	7,599	243,852
Connecticut Water Service	819	40,729
Middlesex Water	1,357	47,821
SJW	2,258	98,629
York Water	591	17,529

		1,738,114

Wireless Telecommunication Services–0.16%
†Boingo Wireless	4,098	42,127
Shenandoah Telecommunications	6,684	181,872

LVIP Dimensional U.S. Core Equity 1 Fund–20

LVIP Dimensional U.S. Core Equity 1 Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
Spok Holdings	1,858	$33,110
†Sprint	74,780	495,791
Telephone & Data Systems	13,099	356,031
†T-Mobile US	15,158	708,182
†United States Cellular	3,838	139,473

		1,956,586

Total Common Stock (Cost $991,989,302)		1,200,866,657

	Number of	Value
	Shares	(U.S. $)

RIGHT–0.00%
†@=Dyax	7,132	$7,917

Total Right (Cost $7,917)		7,917

MONEY MARKET FUND–0.35%

Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	4,228,257	4,228,257

Total Money Market Fund (Cost $4,228,257)		4,228,257

TOTAL VALUE OF SECURITIES–99.93% (Cost $996,225,476)	1,205,102,831
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	786,911

NET ASSETS APPLICABLE TO 46,012,077 SHARES OUTSTANDING–100.00%	$1,205,889,742

†	Non-income producing for the period.

@	Illiquid security. At September 30, 2016, the aggregate value of illiquid securities was $3,921,489, which represents 0.33% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2016, the aggregate value of fair valued securities was $152,144, which represents 0.01% of the Fund’s net assets.

IT–Information Technology

LVIP Dimensional U.S. Core Equity 1 Fund–21

LVIP Dimensional U.S. Core Equity 1 Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Core Equity 1 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$996,225,476

Aggregate unrealized appreciation	$288,224,464
Aggregate unrealized depreciation	(79,347,109)

Net unrealized appreciation	$208,877,355

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Dimensional U.S. Core Equity 1 Fund–22

LVIP Dimensional U.S. Core Equity 1 Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$28,102,522	$—	$—	$28,102,522
Air Freight & Logistics	8,932,022	—	—	8,932,022
Airlines	9,274,440	—	—	9,274,440
Auto Components	11,156,904	—	—	11,156,904
Automobiles	7,387,162	—	—	7,387,162
Banks	69,950,466	341,550	—	70,292,016
Beverages	21,179,458	—	—	21,179,458
Biotechnology	30,287,712	—	—	30,287,712
Building Products	5,803,455	213,210	—	6,016,665
Capital Markets	30,587,323	—	—	30,587,323
Chemicals	31,391,704	—	—	31,391,704
Commercial Services & Supplies	13,309,646	—	—	13,309,646
Communications Equipment	14,091,155	—	—	14,091,155
Construction & Engineering	5,066,739	—	—	5,066,739
Construction Materials	2,280,035	—	—	2,280,035
Consumer Finance	11,645,455	—	—	11,645,455
Containers & Packaging	10,309,178	—	—	10,309,178
Distributors	2,558,304	—	—	2,558,304
Diversified Consumer Services	3,155,613	—	—	3,155,613
Diversified Financial Services	10,168,621	—	—	10,168,621
Diversified Telecommunication Services	29,891,103	—	—	29,891,103
Electric Utilities	20,365,748	—	—	20,365,748
Electrical Equipment	8,456,858	—	—	8,456,858
Electronic Equipment, Instruments & Components	15,964,857	—	—	15,964,857
Energy Equipment & Services	10,042,549	—	—	10,042,549
Food & Staples Retailing	21,415,912	—	—	21,415,912
Food Products	21,480,432	275,167	—	21,755,599
Gas Utilities	5,351,899	—	—	5,351,899
Health Care Equipment & Supplies	26,514,478	—	—	26,514,478
Health Care Providers & Services	35,728,115	—	—	35,728,115
Health Care Technology	2,187,026	—	—	2,187,026
Hotels, Restaurants & Leisure	29,831,429	35,911	—	29,867,340
Household Durables	10,945,471	—	—	10,945,471
Household Products	15,951,472	—	—	15,951,472
Independent Power & Renewable Electricity Producers	2,387,815	—	—	2,387,815
Industrial Conglomerates	16,242,001	—	—	16,242,001
Insurance	39,264,707	359,936	—	39,624,643
Internet & Direct Marketing Retail	21,708,839	—	—	21,708,839
Internet Software & Services	29,320,585	—	—	29,320,585
IT Services	49,253,625	623,836	—	49,877,461
Leisure Products	3,210,589	—	—	3,210,589
Life Sciences Tools & Services	10,829,130	—	—	10,829,130
Machinery	33,167,186	295,042	—	33,462,228
Marine	723,772	—	—	723,772
Media	38,203,217	—	—	38,203,217
Metals & Mining	9,709,817	—	—	9,709,817
Multiline Retail	7,599,994	—	—	7,599,994
Multi-Utilities	11,449,769	—	—	11,449,769
Oil, Gas & Consumable Fuels	57,846,752	—	—	57,846,752
Paper & Forest Products	1,942,916	—	—	1,942,916
Personal Products	3,485,002	—	—	3,485,002
Pharmaceuticals	41,748,241	—	144,227	41,892,468

LVIP Dimensional U.S. Core Equity 1 Fund–23

LVIP Dimensional U.S. Core Equity 1 Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Professional Services	$7,527,408	$—	$—	$7,527,408
Real Estate Management & Development	2,739,395	—	—	2,739,395
Road & Rail	14,705,485	—	—	14,705,485
Semiconductors & Semiconductor Equipment	42,985,313	—	—	42,985,313
Software	41,895,025	1,768,920	—	43,663,945
Specialty Retail	42,937,231	—	—	42,937,231
Technology Hardware, Storage & Peripherals	45,406,352	—	—	45,406,352
Textiles, Apparel & Luxury Goods	11,433,351	—	—	11,433,351
Thrifts & Mortgage Finance	3,968,393	—	—	3,968,393
Tobacco	14,415,736	—	—	14,415,736
Trading Companies & Distributors	6,029,403	—	—	6,029,403
Transportation Infrastructure	211,846	—	—	211,846
Water Utilities	1,738,114	—	—	1,738,114
Wireless Telecommunication Services	1,956,586	—	—	1,956,586
Right	—	—	7,917	7,917
Money Market Fund	4,228,257	—	—	4,228,257

Total	$1,201,037,115	$3,913,572	$152,144	$1,205,102,831

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional U.S. Core Equity 1 Fund–24

LVIP Delaware Social Awareness Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.98%
Aerospace & Defense–1.63%
Rockwell Collins	134,000	$11,301,560

		11,301,560

Auto Components–0.67%
BorgWarner	131,100	4,612,098

		4,612,098

Automobiles–1.18%
Ford Motor	676,400	8,164,148

		8,164,148

Banks–3.01%
KeyCorp	563,300	6,855,361
U.S. Bancorp	325,100	13,943,539

		20,798,900

Biotechnology–6.64%
AbbVie	218,900	13,806,023
†Alkermes	77,700	3,654,231
†Celgene	107,000	11,184,710
Gilead Sciences	158,900	12,572,168
†Vertex Pharmaceuticals	54,100	4,718,061

		45,935,193

Capital Markets–5.86%
BlackRock	27,900	10,112,634
Intercontinental Exchange	26,450	7,124,572
Invesco	290,200	9,074,554
Raymond James Financial	122,100	7,107,441
State Street	101,900	7,095,297

		40,514,498

Chemicals–2.25%
†Axalta Coating Systems	258,500	7,307,795
Praxair	68,500	8,276,855

		15,584,650

Communications Equipment–1.16%
Cisco Systems	253,900	8,053,708

		8,053,708

Consumer Finance–1.43%
Capital One Financial	138,150	9,923,315

		9,923,315

Containers & Packaging–0.81%
WestRock	115,500	5,599,440

		5,599,440

Diversified Telecommunication Services–2.38%
AT&T	406,000	16,487,660

		16,487,660

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment–0.80%
Acuity Brands	20,900	$5,530,140

		5,530,140

Equity Real Estate Investment Trusts–5.00%
American Tower	116,500	13,202,945
Host Hotels & Resorts	420,700	6,550,299
Life Storage	61,000	5,425,340
National Retail Properties	184,600	9,386,910

		34,565,494

Food & Staples Retailing–2.37%
Casey’s General Stores	37,200	4,469,580
CVS Health	134,000	11,924,660

		16,394,240

Food Products–1.47%
General Mills	159,200	10,169,696

		10,169,696

Health Care Equipment & Supplies–1.75%
Abbott Laboratories	182,100	7,701,009
†DexCom	50,600	4,435,596

		12,136,605

Health Care Providers & Services–2.83%
†Express Scripts Holding	91,500	6,453,495
UnitedHealth Group	93,600	13,104,000

		19,557,495

Hotels, Restaurants & Leisure–1.71%
Aramark Services	102,600	3,901,878
Starbucks	145,900	7,899,026

		11,800,904

Household Durables–0.99%
Newell Brands	130,326	6,862,967

		6,862,967

Industrial Conglomerates–1.09%
Roper Technologies	41,500	7,572,505

		7,572,505

Insurance–5.46%
Aflac	179,100	12,871,917
Prudential Financial	103,100	8,418,115
Reinsurance Group of America	35,600	3,842,664
Travelers	110,700	12,680,685

		37,813,381

Internet & Direct Marketing Retail–1.40%
†Amazon.com	11,600	9,712,796

		9,712,796

LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services–3.96%
†Alphabet Class A	34,100	$27,418,442

		27,418,442

IT Services–2.28%
Accenture Class A	59,600	7,281,332
Sabre	300,900	8,479,362

		15,760,694

Life Sciences Tools & Services–1.01%
Thermo Fisher Scientific	43,900	6,982,734

		6,982,734

Machinery–1.82%
Lincoln Electric Holdings	87,100	5,454,202
Parker-Hannifin	56,800	7,130,104

		12,584,306

Media–5.11%
Cinemark Holdings	146,800	5,619,504
Comcast Class A	159,300	10,567,962
Walt Disney	206,400	19,166,304

		35,353,770

Oil, Gas & Consumable Fuels–6.32%
EOG Resources	123,400	11,934,014
EQT	94,700	6,877,114
Noble Energy	208,300	7,444,642
Occidental Petroleum	99,400	7,248,248
Pioneer Natural Resources	55,200	10,247,880

		43,751,898

Pharmaceuticals–3.80%
†Allergan	41,203	9,489,463
Merck & Co	127,600	7,963,516
Pfizer	260,800	8,833,296

		26,286,275

Professional Services–1.26%
Nielsen Holdings	162,400	8,699,768

		8,699,768

Road & Rail–1.71%
Union Pacific	121,400	11,840,142

		11,840,142

Semiconductors & Semiconductor Equipment–6.76%
Analog Devices	62,300	4,015,235
Broadcom	53,600	9,247,072
Intel	326,500	12,325,375
Maxim Integrated Products	256,000	10,222,080
QUALCOMM	159,900	10,953,150

		46,762,912

Software–5.81%
†Adobe Systems	108,300	11,754,882

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
Microsoft	292,800	$16,865,280
†salesforce.com	113,900	8,124,487
†Tyler Technologies	20,000	3,424,600

		40,169,249

Specialty Retail–2.40%
Home Depot	96,200	12,379,016
Tractor Supply	63,100	4,249,785

		16,628,801

Technology Hardware, Storage & Peripherals–3.09%
Apple	189,400	21,411,670

		21,411,670

Textiles, Apparel & Luxury Goods–0.76%
NIKE Class B	99,800	5,254,470

		5,254,470

Total Common Stock (Cost $453,592,935)		677,996,524

MONEY MARKET FUND–2.08%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	14,370,866	14,370,866

Total Money Market Fund (Cost $14,370,866)		14,370,866

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–100.06% (Cost $467,963,801)	$692,367,390
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(432,450)

NET ASSETS APPLICABLE TO 18,867,837 SHARES OUTSTANDING–100.00%	$691,934,940

†	Non-income producing for the period.

IT–Information Technology

LVIP Delaware Social Awareness Fund–3

LVIP Delaware Social Awareness Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Social Awareness Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$467,963,801

Aggregate unrealized appreciation	$234,399,797
Aggregate unrealized depreciation	(9,996,208)

Net unrealized appreciation	$224,403,589

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Common Stock	$677,996,524
Money Market Fund	14,370,866

Total	$692,367,390

There were no Level 3 investments at the beginning or end of the period.

LVIP Delaware Social Awareness Fund–4

LVIP Delaware Social Awareness Fund

Notes (continued)

2. Investments (continued)

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Delaware Social Awareness Fund–5

LVIP Delaware Special Opportunities Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.29%
Airlines–0.73%
Southwest Airlines	113,200	$4,402,348

		4,402,348

Auto Components–1.79%
BorgWarner	104,700	3,683,346
Johnson Controls International	87,695	4,080,465
†Tenneco	51,800	3,018,386

		10,782,197

Banks–9.16%
Bank of Hawaii	89,700	6,514,014
Comerica	230,900	10,926,188
East West Bancorp	481,000	17,657,510
Fifth Third Bancorp	395,000	8,081,700
Hancock Holding	210,700	6,833,001
Zions Bancorporation	168,800	5,236,176

		55,248,589

Beverages–1.18%
Dr Pepper Snapple Group	77,900	7,113,049

		7,113,049

Capital Markets–2.18%
Raymond James Financial	226,050	13,158,371

		13,158,371

Chemicals–7.32%
Albemarle	111,200	9,506,488
†Axalta Coating Systems	331,200	9,363,024
Celanese Class A	114,100	7,594,496
Eastman Chemical	133,200	9,014,976
†GCP Applied Technologies	96,400	2,730,048
WR Grace & Co	80,200	5,918,760

		44,127,792

Commercial Services & Supplies–0.50%
Brink’s	82,000	3,040,560

		3,040,560

Construction & Engineering–2.38%
†AECOM	213,000	6,332,490
KBR	311,100	4,706,943
†Quanta Services	118,100	3,305,619

		14,345,052

Containers & Packaging–3.11%
†Berry Plastics Group	270,282	11,851,866
Graphic Packaging Holding	495,500	6,932,045

		18,783,911

Diversified Consumer Services–0.85%
Service Corp International	192,700	5,114,258

		5,114,258

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities–3.90%
Edison International	112,500	$8,128,125
IDACORP	101,800	7,968,904
PPL	214,100	7,401,437

		23,498,466

Electrical Equipment–0.40%
Regal Beloit	40,500	2,409,345

		2,409,345

Electronic Equipment, Instruments & Components–2.54%
Avnet	252,900	10,384,074
†Keysight Technologies	155,950	4,942,055

		15,326,129

Energy Equipment & Services–2.72%
Helmerich & Payne	50,700	3,412,110
Rowan	213,600	3,238,176
Schlumberger	22,530	1,771,759
Superior Energy Services	447,700	8,013,830

		16,435,875

Equity Real Estate Investment Trusts–8.21%
Apartment Investment & Management Class A	93,800	4,306,358
Boston Properties	45,800	6,242,082
Brandywine Realty Trust	554,600	8,662,852
CBL & Associates Properties	367,500	4,461,450
Highwoods Properties	184,000	9,590,080
Host Hotels & Resorts	509,400	7,931,358
Kimco Realty	287,400	8,320,230

		49,514,410

Food Products–1.42%
Tyson Foods Class A	114,500	8,549,715

		8,549,715

Health Care Equipment & Supplies–2.99%
Becton Dickinson	43,100	7,746,363
Zimmer Biomet Holdings	79,100	10,284,582

		18,030,945

Health Care Providers & Services–3.71%
Cigna	40,500	5,277,960
†MEDNAX	59,500	3,941,875
Quest Diagnostics	51,100	4,324,593
Universal Health Services Class B	71,600	8,822,552

		22,366,980

Hotels, Restaurants & Leisure–1.36%
Darden Restaurants	61,300	3,758,916
Marriott International Class A	65,740	4,426,274

		8,185,190

LVIP Delaware Special Opportunities Fund–1

LVIP Delaware Special Opportunities Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables–1.09%
DR Horton	217,033	$6,554,396

		6,554,396

Insurance–10.68%
American Financial Group	264,450	19,833,750
Reinsurance Group of America	125,500	13,546,470
Torchmark	205,150	13,107,034
Validus Holdings	176,500	8,793,230
WR Berkley	158,450	9,152,072

		64,432,556

IT Services–1.45%
†Fiserv	87,700	8,723,519

		8,723,519

Leisure Products–0.82%
Hasbro	62,600	4,966,058

		4,966,058

Life Sciences Tools & Services–2.56%
Agilent Technologies	153,500	7,228,315
Thermo Fisher Scientific	51,600	8,207,496

		15,435,811

Machinery–2.46%
ITT	202,872	7,270,932
Stanley Black & Decker	61,400	7,550,972

		14,821,904

Media–1.32%
Cinemark Holdings	106,900	4,092,132
Meredith	74,625	3,879,754

		7,971,886

Multiline Retail–0.66%
Macy’s	106,800	3,956,940

		3,956,940

Multi-Utilities–2.81%
Public Service Enterprise Group	200,700	8,403,309
WEC Energy Group	142,600	8,538,888

		16,942,197

Oil, Gas & Consumable Fuels–5.24%
†Newfield Exploration	283,200	12,307,872
SM Energy	287,400	11,087,892
Tesoro	66,100	5,258,916
†Whiting Petroleum	337,300	2,948,002

		31,602,682

Professional Services–0.63%
ManpowerGroup	52,300	3,779,198

		3,779,198

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Road & Rail–1.81%
CSX	216,200	$6,594,100
JB Hunt Transport Services	53,000	4,300,420

		10,894,520

Semiconductors & Semiconductor Equipment–1.59%
†Qorvo	72,500	4,041,150
Teradyne	258,000	5,567,640

		9,608,790

Software–4.53%
†Citrix Systems	41,900	3,570,718
Symantec	310,900	7,803,590
†Synopsys	268,400	15,929,540

		27,303,848

Specialty Retail–0.36%
Staples	254,300	2,174,265

		2,174,265

Technology Hardware, Storage & Peripherals–0.61%
Western Digital	63,200	3,695,304

		3,695,304

Textiles, Apparel & Luxury Goods–0.48%
VF	51,800	2,903,390

		2,903,390

Tobacco–1.09%
Reynolds American	139,700	6,586,855

		6,586,855

Trading Companies & Distributors–1.65%
†HD Supply Holdings	161,400	5,161,572
†United Rentals	60,900	4,780,041

		9,941,613

Total Common Stock (Cost $388,903,449)		592,728,914

MONEY MARKET FUND–0.03%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	169,226	169,226

Total Money Market Fund (Cost $169,226)		169,226

LVIP Delaware Special Opportunities Fund–2

LVIP Delaware Special Opportunities Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

SHORT-TERM INVESTMENT–1.59%
≠Discounted Commercial Paper–1.59%
Abbey National Treasury Services 0.30% 10/3/16	9,600,000	$9,599,840

Total Short-Term Investment (Cost $9,599,840)		9,599,840

TOTAL VALUE OF SECURITIES–99.91% (Cost $398,672,515)	$602,497,980
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	520,347

NET ASSETS APPLICABLE TO 16,510,466 SHARES OUTSTANDING–100.00%	$603,018,327

†	Non-income producing for the period.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

IT–Information Technology

LVIP Delaware Special Opportunities Fund–3

LVIP Delaware Special Opportunities Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Special Opportunities Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purpose has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$398,672,515

Aggregate unrealized appreciation	$232,952,284
Aggregate unrealized depreciation	(29,126,819)

Net unrealized appreciation	$203,825,465

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Delaware Special Opportunities Fund–4

LVIP Delaware Special Opportunities Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Total
Common Stock
Airlines	$4,402,348	$—	$4,402,348
Auto Components	10,782,197	—	10,782,197
Banks	55,248,589	—	55,248,589
Beverages	7,113,049	—	7,113,049
Capital Markets	13,158,371	—	13,158,371
Chemicals	44,127,792	—	44,127,792
Commercial Services & Supplies	3,040,560	—	3,040,560
Construction & Engineering	14,345,052	—	14,345,052
Containers & Packaging	18,783,911	—	18,783,911
Diversified Consumer Services	5,114,258	—	5,114,258
Electric Utilities	23,498,466	—	23,498,466
Electrical Equipment	2,409,345	—	2,409,345
Electronic Equipment, Instruments & Components	15,326,129	—	15,326,129
Energy Equipment & Services	16,435,875	—	16,435,875
Equity Real Estate Investment Trusts	49,514,410	—	49,514,410
Food Products	8,549,715	—	8,549,715
Health Care Equipment & Supplies	18,030,945	—	18,030,945
Health Care Providers & Services	22,366,980	—	22,366,980
Hotels, Restaurants & Leisure	8,185,190	—	8,185,190
Household Durables	6,554,396	—	6,554,396
Insurance	64,432,556	—	64,432,556
IT Services	8,723,519	—	8,723,519
Leisure Products	4,966,058	—	4,966,058
Life Sciences Tools & Services	15,435,811	—	15,435,811
Machinery	14,821,904	—	14,821,904
Media	7,971,886	—	7,971,886
Multiline Retail	3,956,940	—	3,956,940
Multi-Utilities	16,942,197	—	16,942,197
Oil, Gas & Consumable Fuels	31,602,682	—	31,602,682
Professional Services	3,779,198	—	3,779,198
Road & Rail	10,894,520	—	10,894,520
Semiconductors & Semiconductor Equipment	9,608,790	—	9,608,790
Software	27,303,848	—	27,303,848
Specialty Retail	2,174,265	—	2,174,265
Technology Hardware, Storage & Peripherals	3,695,304	—	3,695,304
Textiles, Apparel & Luxury Goods	2,903,390	—	2,903,390
Tobacco	6,586,855	—	6,586,855
Trading Companies & Distributors	9,941,613	—	9,941,613
Money Market Fund	169,226	—	169,226
Short-Term Investment	—	9,599,840	9,599,840

Total	$592,898,140	$9,599,840	$602,497,980

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Delaware Special Opportunities Fund–5

LVIP Dimensional International Equity Managed Volatility Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–46.42%
International Equity Fund–46.42%
*Lincoln Variable Insurance Products Trust - LVIP Dimensional International Core Equity Fund	13,886,562	$130,547,573

		130,547,573

Total Affiliated Investment (Cost $132,790,954)		130,547,573

UNAFFILIATED INVESTMENTS–52.19%
International Equity Fund–46.80%
**DFA International Value Portfolio	8,175,710	131,628,927

		131,628,927

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
Money Market Fund–5.39%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	15,168,860	$15,168,860

		15,168,860

Total Unaffiliated Investments (Cost $130,104,314)		146,797,787

TOTAL VALUE OF SECURITIES–98.61% (Cost $262,895,268)	277,345,360
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.39%	3,910,316

NET ASSETS APPLICABLE TO 32,399,445 SHARES OUTSTANDING–100.00%	$281,255,676

*	Standard Class shares.

**	Class I shares.

«	Includes $25,846,175 cash collateral held at broker and $21,654,949 foreign currencies collateral due to broker for futures contracts as of September 30, 2016.

The following futures contracts were outstanding at September 30, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(140)	British Pound Currency	$(11,513,275)	$(11,372,375)	12/20/16	$140,900
(134)	Euro Currency	(18,909,278)	(18,888,975)	12/20/16	20,303
(568)	Euro STOXX 50 Index	(19,241,541)	(19,103,600)	12/19/16	137,941
(128)	FTSE 100 Index	(11,300,929)	(11,377,086)	12/19/16	(76,157)
(109)	Japanese Yen Currency	(13,481,296)	(13,475,806)	12/20/16	5,490
(81)	Nikkei 225 Index (OSE)	(13,236,442)	(13,139,885)	12/9/16	96,557

					$325,034

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

OSE–Osaka Securities Exchange

LVIP Dimensional International Equity Managed Volatility Fund–1

LVIP Dimensional International Equity Managed Volatility Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional International Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$262,895,268

Aggregate unrealized appreciation	$16,693,473
Aggregate unrealized depreciation	(2,243,381)

Net unrealized appreciation	$14,450,092

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Affiliated Investment	$130,547,573
Unaffiliated Investments	146,797,787

Total	$277,345,360

Futures Contracts	$325,034

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional International Equity Managed Volatility Fund–2

LVIP Dimensional International Equity Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016 were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
LVIP Dimensional International Core Equity Fund	$244,278,089	$18,399,550	$125,412,010	$(28,532,578)	$130,547,573	$49,003	$—

LVIP Dimensional International Equity Managed Volatility Fund–3

LVIP Dimensional U.S. Equity Managed Volatility Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–55.96%
Equity Fund–55.96%
*Lincoln Variable Insurance Products Trust - LVIP Dimensional U.S. Core Equity 2 Fund	28,319,632	$289,228,398

		289,228,398

Total Affiliated Investment (Cost $278,756,528)		289,228,398

UNAFFILIATED INVESTMENTS–43.79%
Equity Fund–37.12%
**DFA U.S. Large Company Portfolio	11,298,991	191,856,864

		191,856,864

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
Money Market Fund–6.67%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	34,498,222	$34,498,222

		34,498,222

Total Unaffiliated Investments (Cost $199,511,817)		226,355,086

TOTAL VALUE OF SECURITIES–99.75% (Cost $478,268,345)	515,583,484
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.25%	1,301,607

NET ASSETS APPLICABLE TO 41,652,365 SHARES OUTSTANDING–100.00%	$516,885,091

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $1,257,190 cash pledged as collateral for futures contracts as of September 30, 2016.

The following futures contracts were outstanding at September 30, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
26	E-mini Russell 2000 Index	$3,216,811	$3,245,580	12/19/16	$28,769
207	E-mini S&P 500 Index	22,191,814	22,360,140	12/19/16	168,326
44	E-mini S&P MidCap 400 Index	6,762,900	6,818,240	12/19/16	55,340

					$252,435

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

DFA–Dimensional Fund Advisors

LVIP Dimensional U.S. Equity Managed Volatility Fund–1

LVIP Dimensional U.S. Equity Managed Volatility Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation-The Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$478,268,345

Aggregate unrealized appreciation	$37,315,139
Aggregate unrealized depreciation	—

Net unrealized appreciation	$37,315,139

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Affiliated Investment	$289,228,398
Unaffiliated Investments	226,355,086

Total	$515,583,484

Futures Contracts	$252,435

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional U.S. Equity Managed Volatility Fund–2

LVIP Dimensional U.S. Equity Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016 were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
LVIP Dimensional U.S. Core Equity 2 Fund	$418,584,434	$32,983,954	$170,046,340	$(28,882,042)	$289,228,398	$—	$—

LVIP Dimensional U.S. Equity Managed Volatility Fund–3

LVIP Dimensional/Vanguard Total Bond Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–29.99%
Fixed Income Funds–28.00%
*DFA Intermediate Term Extended Quality Portfolio	9,942,192	$110,457,756
*DFA VA Global Bond Portfolio	2,094,882	23,127,494
*DFA VA Short-Term Fixed Portfolio	2,815,353	28,857,367

		162,442,617

Money Market Fund–1.99%
**Lincoln Variable Insurance Products Trust–LVIP Government Money Market Fund (seven-day effective yield 0.04%)	1,154,302	11,543,020

		11,543,020

Total Affiliated Investments (Cost $169,374,039)		173,985,637

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–69.97%
Fixed Income Funds–69.97%
*DFA Inflation Protected Securities Portfolio	965,686	$11,733,090
*DFA One-Year Fixed Income Portfolio	4,480,942	46,198,514
*DFA Two-Year Global Fixed Income Portfolio	6,361,317	63,485,947
Vanguard Long-Term Bond ETF	178,681	17,617,947
Vanguard Mortgage-Backed Securities ETF	1,287,290	69,462,168
Vanguard Short-Term Corporate Bond ETF	286,810	23,102,546
Vanguard Total Bond Market ETF	2,070,787	174,236,018

Total Unaffiliated Investments (Cost $397,004,234)		405,836,230

TOTAL VALUE OF SECURITIES–99.96% (Cost $566,378,273)	579,821,867
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	238,963

NET ASSETS APPLICABLE TO 53,496,661 SHARES OUTSTANDING–100.00%	$580,060,830

*	Institutional Class shares.

**	Standard Class shares.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

ETF–Exchange-Traded Fund

VA–Variable Annuity

LVIP Dimensional/Vanguard Total Bond Fund–1

LVIP Dimensional/Vanguard Total Bond Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional/Vanguard Total Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in Underlying Funds and Exchange Traded Funds (“ETFs”), primarily a combination of Dimensional Investment Group Inc. mutual funds and Vanguard ETF® funds. ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$566,378,273

Aggregate unrealized appreciation	$13,471,616
Aggregate unrealized depreciation	(28,022)

Net unrealized appreciation	$13,443,594

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Affiliated Investments	$173,985,637
Unaffiliated Investments	405,836,230

Total	$579,821,867

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional/Vanguard Total Bond Fund–2

LVIP Dimensional/Vanguard Total Bond Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016 were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
DFA Intermediate Term Extended Quality Portfolio	$72,666,026	$36,842,415	$4,131,065	$(80,568)	$110,457,756	$1,907,210	$—
DFA VA Global Bond Portfolio	29,059,661	6,078,354	13,071,394	110,334	23,127,494	—	—
DFA VA Short-Term Fixed Portfolio	29,073,175	5,979,283	6,427,254	5,691	28,857,367	—	—
LVIP Government Money Market Fund	9,690,570	2,387,022	534,572	—	11,543,020	2,040	—

Total	$140,489,432	$51,287,074	$24,164,285	$35,457	$173,985,637	$1,909,250	$—

LVIP Dimensional/Vanguard Total Bond Fund–3

LVIP Vanguard Domestic Equity ETF Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–1.97%
Money Market Fund–1.97%
*Lincoln Variable Insurance Products Trust–
LVIP Government Money Market Fund (seven-day effective yield 0.04%)	514,241	$5,142,414

Total Affiliated Investment (Cost $5,142,414)		5,142,414

UNAFFILIATED INVESTMENTS–98.08%
Equity Funds–98.08%
Vanguard Dividend Appreciation ETF	309,789	26,000,591
Vanguard Mega Cap 300 Growth ETF	534,914	46,794,277
Vanguard Mega Cap 300 Value ETF	789,425	49,473,265

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
Equity Funds (continued)
Vanguard Mid-Cap Growth ETF	98,789	$10,510,162
Vanguard Mid-Cap Value ETF	168,473	15,764,018
Vanguard REIT ETF	60,057	5,209,344
Vanguard Small-Cap Growth ETF	39,568	5,214,271
Vanguard Small-Cap Value ETF	119,006	13,169,204
Vanguard Total Stock Market ETF	702,998	78,264,767
**Vanguard Variable Insurance Fund–Small Company Growth Portfolio	250,560	5,241,708

Total Unaffiliated Investments (Cost $192,065,940)		255,641,607

TOTAL VALUE OF SECURITIES–100.05% (Cost $197,208,354)	260,784,021
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(126,796)

NET ASSETS APPLICABLE TO 16,766,795 SHARES OUTSTANDING–100.00%	$260,657,225

*	Standard Class shares.

**	Institutional Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

REIT–Real Estate Investment Trust

LVIP Vanguard Domestic Equity ETF Fund–1

LVIP Vanguard Domestic Equity ETF Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Vanguard Domestic Equity ETF Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in Underlying Funds and Exchange Traded Funds (“ETFs”), primarily Vanguard ETFs®. ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”) computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$197,208,354

Aggregate unrealized appreciation	$63,575,667
Aggregate unrealized depreciation	—

Net unrealized appreciation	$63,575,667

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Affiliated Investment	$5,142,414
Unaffiliated Investments	255,641,607

Total	$260,784,021

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Vanguard Domestic Equity ETF Fund–2

LVIP Vanguard Domestic Equity ETF Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016 were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
LVIP Government Money Market Fund	$4,420,302	$1,105,271	$383,159	$—	$5,142,414	$895	$—

LVIP Vanguard Domestic Equity ETF Fund–3

LVIP Vanguard International Equity ETF Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–1.96%
Money Market Fund–1.96%
*Lincoln Variable Insurance Products Trust–
LVIP Government Money Market Fund (seven-day effective yield 0.04%)	314,543	$3,145,434

Total Affiliated Investment (Cost $3,145,434)		3,145,434

UNAFFILIATED INVESTMENTS–98.06%
International Equity Funds–98.06%
Vanguard FTSE All-World ex-U.S. ETF	597,649	27,151,194
Vanguard FTSE All-World ex-U.S. Small-Cap ETF	177,749	17,690,860

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
International Equity Funds (continued)
Vanguard FTSE Developed Markets ETF	941,781	$35,232,027
Vanguard FTSE Emerging Markets ETF	381,464	14,354,490
Vanguard FTSE European ETF	424,987	20,709,617
Vanguard FTSE Pacific ETF	400,231	24,245,994
Vanguard Global ex-U.S. Real Estate ETF	56,984	3,200,791
**Vanguard VA International Portfolio	692,502	14,487,133

Total Unaffiliated Investments (Cost $148,123,692)		157,072,106

TOTAL VALUE OF SECURITIES–100.02% (Cost $151,269,126)	160,217,540
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(38,138)

NET ASSETS APPLICABLE TO 16,523,491 SHARES OUTSTANDING–100.00%	$160,179,402

*	Standard Class shares.

**	Retail Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

VA–Variable Annuity

LVIP Vanguard International Equity ETF Fund–1

LVIP Vanguard International Equity ETF Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Vanguard International Equity ETF Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in Underlying Funds and Exchange-Traded Funds (“ETFs”), primarily Vanguard ETFs®. ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$151,269,126

Aggregate unrealized appreciation	$9,274,173
Aggregate unrealized depreciation	(325,759)

Net unrealized appreciation	$8,948,414

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Affiliated Investment	$3,145,434
Unaffiliated Investments	157,072,106

Total	$160,217,540

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Vanguard International Equity ETF Fund–2

LVIP Vanguard International Equity ETF Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016 were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
LVIP Government Money Market Fund	$2,806,028	$629,751	$290,345	$—	$3,145,434	$555	$—

LVIP Vanguard International Equity ETF Fund–3

LVIP Dimensional International Core Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.80%
Australia–6.26%
Adelaide Brighton	12,534	$53,360
AGL Energy	1,773	25,957
Ainsworth Game Technology	6,705	11,586
Alumina	49,422	55,642
Alumina ADR	2,200	9,790
Amcor	5,735	66,797
AMP	54,529	221,681
Ansell	3,677	64,915
AP Eagers	1,590	12,449
APA Group	4,803	31,467
ARB	745	10,404
Aristocrat Leisure	6,690	81,397
ASX	411	15,227
Aurizon Holdings	10,825	39,139
AusNet Services	18,433	23,233
Austal	8,748	9,941
Australia & New Zealand Banking Group	17,591	374,716
†Australian Agricultural	17,102	21,483
Australian Pharmaceutical Industries	13,270	19,710
Automotive Holdings Group	8,745	28,796
Aveo Group	10,918	28,987
Bank of Queensland	9,202	80,595
Beach Energy	51,415	26,306
Bendigo & Adelaide Bank	10,620	88,080
BHP Billiton	26,756	463,481
BHP Billiton ADR	4,100	142,065
Blackmores	209	18,743
BlueScope Steel	13,992	83,532
Boral	9,877	51,380
†Bradken	5,627	10,477
Brambles	5,959	54,927
Breville Group	2,406	16,182
Brickworks	1,457	15,568
Caltex Australia	1,216	32,150
Cardno	10,023	6,923
carsales.com	2,285	20,994
Cedar Woods Properties	6,372	23,947
Challenger	10,297	80,633
Cleanaway Waste Management	72,925	62,803
Coca-Cola Amatil	6,680	52,673
Cochlear	684	74,141
Collins Foods	4,637	16,132
Commonwealth Bank of Australia	9,736	542,911
Computershare	5,618	44,559
Corporate Travel Management	854	11,603
Credit Corp Group	1,365	19,539
Crown Resorts	1,449	14,617
CSG	9,755	9,482
CSL	1,037	85,273
CSR	19,012	53,007
Domino’s Pizza Enterprises	795	43,075

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
Downer EDI	21,992	$91,496
@=DSHE Holdings	11,325	0
DUET Group	16,455	31,681
DuluxGroup	3,860	19,582
†Energy Resources of Australia	12,324	3,155
†Energy World	39,810	6,855
ERM Power	5,246	4,674
Event Hospitality & Entertainment	2,844	32,893
Evolution Mining	23,662	45,004
Fairfax Media	80,391	58,396
Flight Centre Travel Group	1,021	28,582
Fortescue Metals Group	42,223	161,612
G8 Education	9,725	22,735
Genworth Mortgage Insurance Australia	9,798	20,254
GrainCorp Class A	6,889	41,561
Greencross	3,054	15,123
GWA Group	8,661	19,152
Hansen Technologies	6,741	24,192
Harvey Norman Holdings	12,146	48,620
HFA Holdings	2,382	4,203
Iluka Resources	1,930	9,349
Incitec Pivot	31,100	67,593
Independence Group	17,723	57,221
Insurance Australia Group	6,886	29,000
InvoCare	1,288	13,773
IOOF Holdings	4,486	29,909
IRESS	1,482	13,455
Isentia Group	1,475	4,345
James Hardie Industries CDI	3,210	50,257
JB Hi-Fi	2,149	47,831
Macquarie Atlas Roads Group	6,624	25,421
Macquarie Group	4,569	288,964
Magellan Financial Group	1,909	31,892
McMillan Shakespeare	2,428	22,082
Medibank Pvt	33,796	64,381
†Metals X	23,081	26,708
†Metcash	29,661	47,690
Mineral Resources	7,647	65,202
Monadelphous Group	2,631	18,425
Myer Holdings	37,090	33,281
National Australia Bank	13,533	290,905
Navitas	8,596	34,484
Newcrest Mining	10,398	175,520
†NEXTDC	5,328	17,283
nib holdings	7,558	27,155
Nine Entertainment Holdings	14,493	11,786
Northern Star Resources	8,386	29,717
Nufarm	3,573	25,812
Oil Search	9,328	51,374
Orica	16,321	191,196
Origin Energy	18,265	77,029

LVIP Dimensional International Core Equity Fund—1

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
Orora	25,866	$62,732
OZ Minerals	8,936	41,787
OzForex Group	8,551	12,477
Pacific Current Group	1,154	3,686
Pact Group Holdings	4,699	22,847
Perpetual	812	29,186
Platinum Asset Management	4,023	15,568
Primary Health Care	18,901	57,561
Programmed Maintenance Services	6,193	7,735
Qantas Airways	9,895	23,766
QBE Insurance Group	10,506	75,176
Qube Holdings	14,604	26,175
Ramsay Health Care	886	53,912
REA Group	640	27,837
Regis Resources	5,650	16,569
Reject Shop	2,536	20,598
Rio Tinto	4,049	161,071
SAI Global	2,650	9,467
Sandfire Resources	5,612	21,867
Santos	30,256	85,276
†Saracen Mineral Holdings	31,831	34,859
SEEK	3,406	40,831
Select Harvests	2,007	8,761
Seven Group Holdings	3,584	23,707
Seven West Media	48,144	27,113
SG Fleet Group	6,686	21,961
Sigma Pharmaceuticals	39,183	42,618
Sims Metal Management	6,252	44,961
Sirtex Medical	1,494	36,317
Slater & Gordon	15,496	4,484
SMS Management & Technology	4,019	5,427
Sonic Healthcare	3,151	53,359
South32 ADR	4,200	39,186
Southern Cross Media Group	32,767	37,022
Spark Infrastructure Group	14,524	25,781
Spotless Group Holdings	25,020	20,616
†St Barbara	15,960	38,711
Star Entertainment Group	12,458	57,780
Steadfast Group	19,347	33,929
Suncorp Group	11,232	104,788
Super Retail Group	4,725	37,045
Sydney Airport	4,421	23,697
Tabcorp Holdings	35,276	135,084
Tassal Group	6,191	19,165
Tatts Group	29,582	83,142
Technology One	8,398	38,401
Telstra	11,902	47,455
TFS	11,219	12,794
Thorn Group	8,175	9,569
Tox Free Solutions	4,503	7,908
TPG Telecom	1,899	12,601
Transurban Group	3,992	34,887

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
Treasury Wine Estates	1,807	$15,335
Villa World	9,971	17,565
†Virgin Australia Holdings	38,668	6,980
Virtus Health	2,673	15,822
Vocus Communications	8,948	42,913
Webjet	4,869	43,408
Wesfarmers	6,044	204,898
†Western Areas	6,865	15,317
Westpac Banking	24,871	565,869
Westpac Banking ADR	1,600	36,384
†Whitehaven Coal	9,188	17,429
Woodside Petroleum	14,488	321,239
Woolworths	2,588	46,335
†WorleyParsons	6,348	41,189

		9,341,220

Austria–0.55%
ANDRITZ	1,114	60,621
Atrium European Real Estate	4,170	18,608
Austria Technologie & Systemtechnik	1,434	17,616
†BUWOG	571	15,447
†CA Immobilien Anlagen	877	16,720
†Conwert Immobilien Invest	2,046	38,509
DO & CO	154	12,589
†Erste Group Bank	2,355	69,736
EVN	934	11,074
Lenzing	116	13,549
Mayr Melnhof Karton	125	13,747
†Oesterreichische Post	634	22,457
OMV	5,048	145,342
Palfinger	421	12,221
POLYTEC Holding	1,389	12,467
†Raiffeisen Bank International	4,321	65,771
†S IMMO	1,531	16,110
Schoeller-Bleckmann Oilfield Equipment	215	14,248
Semperit Holding	457	12,475
Strabag	572	19,085
†Telekom Austria	5,124	28,867
UNIQA Insurance Group	376	2,444
Verbund	1,528	25,485
Vienna Insurance Group	535	10,860
voestalpine	3,070	106,133
Wienerberger	2,326	39,491

		821,672

Belgium–1.36%
Ackermans & van Haaren	661	87,597
Ageas	3,535	129,252
†AGFA-Gevaert	10,744	33,864
Anheuser-Busch InBev	3,528	463,960
Anheuser-Busch InBev ADR	1,200	157,692

LVIP Dimensional International Core Equity Fund—2

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Belgium (continued)
Barco	303	$23,775
Bekaert	1,162	53,192
bpost	1,600	43,388
Cie d’Entreprises CFE	299	32,872
Colruyt	2,057	114,237
D’ieteren	819	38,196
Econocom Group	1,537	23,085
Elia System Operator	497	25,401
Euronav	1,774	13,592
EVS Broadcast Equipment	474	19,057
†Fagron	1,585	17,194
†Galapagos	988	63,578
†KBC Group	1,926	112,432
Kinepolis Group	347	16,153
Melexis	433	31,112
†Nyrstar	2,513	18,470
Ontex Group	1,053	33,458
†Orange Belgium	932	22,809
Proximus SADP	2,859	85,530
Sioen Industries	782	23,024
Solvay Class A	869	100,693
†Telenet Group Holding	551	28,783
†Tessenderlo Chemie	1,119	37,467
UCB	897	69,433
Umicore	1,752	110,006

		2,029,302

Canada–8.66%
Absolute Software	1,400	7,673
†Advantage Oil & Gas	4,200	29,452
†Advantage Oil & Gas	2,403	16,893
Aecon Group	2,600	35,910
Agnico Eagle Mines	1,585	85,875
Agrium	497	45,073
AGT Food & Ingredients	200	5,712
Aimia	2,561	16,124
†Air Canada	2,506	20,247
†Alacer Gold	10,000	25,001
Alamos Gold	4,580	37,703
Alamos Gold	3,602	29,536
Alaris Royalty	489	8,342
Algonquin Power & Utilities	4,121	36,908
Alimentation Couche-Tard Class B	1,200	58,155
AltaGas	2,994	76,998
Altus Group	800	17,836
†Amaya	3,470	56,214
ARC Resources	3,800	68,733
†Argonaut Gold	3,300	8,678
Atco	800	28,428
†Athabasca Oil	13,108	12,889
†ATS Automation Tooling Systems	3,200	26,830
†AuRico Metals	5,788	4,809

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
AutoCanada	579	$9,775
†B2Gold	24,900	65,289
Badger Daylighting	700	15,126
Bank of Montreal	6,084	398,928
Bank of Montreal	1,500	98,293
Bank of Nova Scotia	5,688	301,407
Bank of Nova Scotia	300	15,897
†Bankers Petroleum	14,306	23,990
Barrick Gold	1,300	23,018
†Baytex Energy	7,212	30,619
BCE	800	36,947
†Bellatrix Exploration	6,491	5,591
†Birchcliff Energy	4,212	29,472
Bird Construction	622	5,381
Black Diamond Group	2,500	8,518
†BlackBerry	10,229	81,554
†BlackPearl Resources	4,845	4,653
†Bombardier Class B	20,046	27,503
Bonavista Energy	10,324	33,208
Bonterra Energy	913	18,101
Boralex Class A	1,496	21,335
Brookfield Asset Management	1,200	42,194
†BRP	951	18,608
CAE	2,826	40,242
CAE	2,800	39,761
Cameco	1,449	12,403
Cameco	1,236	10,561
Canaccord Genuity Group	3,700	13,283
†Canacol Energy	800	2,634
Canadian Imperial Bank of Commerce	2,745	212,820
Canadian National Railway	1,700	111,126
Canadian National Railway	203	13,276
Canadian Natural Resources	11,400	365,256
Canadian Tire Class A	609	60,986
Canadian Utilities Class A	1,000	28,218
Canadian Western Bank	2,845	54,755
Canam Group	2,500	19,151
†Canfor	3,400	37,759
Canfor Pulp Products	1,800	14,077
Canyon Services Group	3,100	11,838
Capital Power	1,600	25,147
Cascades	3,168	30,981
CCL Industries	200	38,509
†Celestica	4,724	51,161
Cenovus Energy	5,810	83,389
Cenovus Energy	1,897	27,260
Centerra Gold	5,827	31,934
†CGI Group Class A	1,196	56,965
†China Gold International Resources	7,800	19,085
CI Financial	1,400	26,859
Cineplex	700	26,977
Cogeco	200	7,839

LVIP Dimensional International Core Equity Fund—3

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
Cogeco Communications	300	$14,808
Colliers International Group	599	25,200
Colliers International Group	100	4,198
Computer Modelling Group	1,300	9,721
Constellation Software	100	45,079
Corus Entertainment Class B	4,000	37,044
Cott	3,200	45,538
Cott	1,710	24,368
Crescent Point Energy	3,657	48,223
Crescent Point Energy	2,503	33,040
†Crew Energy	5,725	29,935
†Delphi Energy	4,020	3,003
†Detour Gold	3,495	76,030
DH	1,558	33,679
Dollarama	500	39,037
Dominion Diamond	2,600	25,324
Dorel Industries Class B	1,100	29,614
†Dundee Precious Metals	1,500	3,704
†Eldorado Gold	22,666	89,147
Element Financial	8,700	108,887
Emera	109	3,931
Empire Class A	1,865	27,820
Enbridge	1,600	70,320
Enbridge	398	17,604
Enbridge Income Fund Holdings	3,300	85,522
Encana	7,474	78,253
†Endeavour Mining	1,094	21,247
†Endeavour Silver	5,100	26,123
EnerCare	2,770	39,841
Enerflex	2,000	21,449
Enerplus	2,100	13,478
Enghouse Systems	500	20,031
Ensign Energy Services	3,200	18,293
Equitable Group	556	24,945
Exchange Income	408	10,947
Exco Technologies	2,400	22,135
Extendicare	1,700	12,258
Fairfax Financial Holdings	400	234,375
Finning International	4,800	89,272
First Capital Realty	1,200	20,104
†First Majestic Silver	4,128	42,572
First Quantum Minerals	15,575	128,926
FirstService	200	9,302
Fortis	1,700	54,669
†Fortuna Silver Mines	4,027	29,191
Franco-Nevada	199	13,904
Gamehost	1,600	12,220
Genworth MI Canada	1,500	38,599
George Weston	500	41,709
Gibson Energy	2,800	37,648
Gildan Activewear	1,000	27,928
Gluskin Sheff + Associates	900	10,935

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
GMP Capital	3,200	$12,269
Goldcorp	3,033	50,105
Goldcorp	2,207	36,420
†Gran Tierra Energy	11,500	34,449
Granite Oil	867	3,931
†Great Canadian Gaming	1,654	28,795
Great-West Lifeco	1,369	33,694
†Heroux-Devtek	1,187	11,907
High Liner Foods	600	11,904
Home Capital Group	2,212	45,523
Horizon North Logistics	5,000	6,669
HudBay Minerals	8,499	33,622
HudBay Minerals	2,400	9,504
Hudson’s Bay	2,000	25,702
†Husky Energy	3,884	47,575
†IAMGOLD	17,700	71,504
IGM Financial	1,300	35,097
†IMAX	200	5,794
Imperial Oil	900	28,154
Imperial Oil	898	28,125
Industrial Alliance Insurance & Financial Services	2,823	101,628
Innergex Renewable Energy	1,751	19,539
Intact Financial	500	36,145
Inter Pipeline	1,100	23,225
†Interfor	1,400	15,879
†Intertain Group	1,380	11,360
Intertape Polymer Group	1,327	22,900
Jean Coutu Group Class A	1,000	15,344
Just Energy Group	2,000	10,140
Just Energy Group	1,946	9,864
Keyera	600	19,400
†Kinross Gold	37,259	157,050
†Kirkland Lake Gold	2,100	15,927
†Klondex Mines	6,555	37,673
Laurentian Bank of Canada	1,387	51,824
Leon’s Furniture	369	4,556
Linamar	1,000	41,755
Loblaw	733	37,713
Lucara Diamond	8,031	23,935
†Lundin Mining	15,300	60,526
MacDonald Dettwiler & Associates	200	12,196
Magellan Aerospace	1,000	12,241
Magna International	1,998	85,814
Magna International	1,300	55,807
Major Drilling Group International	3,266	15,808
Mandalay Resources	14,708	11,211
Manitoba Telecom Services	1,900	54,598
Manulife Financial	5,900	83,242
Manulife Financial	3,300	46,563
Maple Leaf Foods	2,122	48,701
Martinrea International	2,100	13,045

LVIP Dimensional International Core Equity Fund—4

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
Medical Facilities	2,453	$40,985
†MEG Energy	5,238	23,676
Methanex	1,787	63,760
Methanex	200	7,125
Metro Class A	1,500	49,243
†Mitel Networks	1,819	13,366
Morguard	200	26,068
Morneau Shepell	2,000	28,949
MTY Food Group	600	20,781
Mullen Group	3,600	45,166
National Bank of Canada	5,400	191,477
Nevsun Resources	13,699	41,454
New Flyer Industries	1,600	48,087
†New Gold	15,477	67,125
†New Gold	2,694	11,719
North West	800	15,757
Northland Power	1,446	26,937
†NuVista Energy	4,200	21,641
OceanaGold	22,400	67,271
Onex	600	38,640
Open Text	798	51,758
Osisko Gold Royalties	3,300	36,120
†Painted Pony Petroleum	2,700	16,608
Pan American Silver	2,800	49,336
Pan American Silver	919	16,181
†Paramount Resources Class A	1,500	16,853
†Parex Resources	1,487	18,872
Parkland Fuel	1,200	28,291
Pason Systems	1,300	16,637
Pembina Pipeline	900	27,426
Pengrowth Energy	23,764	37,495
Penn West Petroleum	20,800	37,258
†Performance Sports Group	1,204	4,888
Peyto Exploration & Development	1,900	53,324
PHX Energy Services	2,800	8,003
Potash Corp of Saskatchewan	7,474	121,976
Potash Corp of Saskatchewan	800	13,019
PrairieSky Royalty	228	4,687
Precision Drilling	6,907	28,850
Precision Drilling	2,600	10,868
Premium Brands Holdings	800	37,684
Quebecor Class B	1,000	30,390
†Raging River Exploration	1,867	15,312
Restaurant Brands International	269	11,995
Richelieu Hardware	900	17,658
†Richmont Mines	4,400	44,337
Ritchie Bros Auctioneers	1,192	41,803
Rogers Communications Class B	500	21,213
Rogers Communications Class B	500	21,210
Rogers Sugar	3,000	15,275
Royal Bank of Canada	5,563	344,683
Russel Metals	1,000	15,969

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
†Sandstorm Gold	8,400	$42,450
Sandvine	5,400	12,019
Saputo	2,500	86,875
Secure Energy Services	3,500	24,730
†SEMAFO	13,600	56,600
†Seven Generations Energy Class A	700	16,850
Shaw Communications Class B	4,180	85,523
ShawCor	1,261	31,113
Sienna Senior Living	700	9,049
†Sierra Wireless	900	12,979
†Sierra Wireless	507	7,306
†Silver Standard Resources	7,663	92,339
Silver Wheaton	770	20,800
SNC-Lavalin Group	2,800	109,977
†Spartan Energy	10,900	28,082
Stantec	1,534	36,080
Stella-Jones	500	17,344
Student Transportation	3,000	17,950
Student Transportation	1,945	11,651
Sun Life Financial	3,173	103,249
Sun Life Financial	1,700	55,317
Suncor Energy	15,892	441,169
Suncor Energy	509	14,140
†SunOpta	4,163	29,391
Superior Plus	2,600	23,385
Surge Energy	7,100	14,666
Tahoe Resources	4,400	56,452
Tahoe Resources	3,572	45,801
Teck Resources Class B	3,297	59,445
Teck Resources Class B	2,115	38,126
†Teranga Gold	14,800	13,199
Thomson Reuters	700	28,945
Thomson Reuters	300	12,414
TMX Group	1,218	55,935
TORC Oil & Gas	3,334	20,508
Toromont Industries	1,400	41,767
Toronto-Dominion Bank	6,100	270,791
Toronto-Dominion Bank	3,032	134,621
Torstar Class B	2,100	2,657
Total Energy Services	1,899	19,483
†Tourmaline Oil	5,400	146,283
TransAlta	9,588	42,667
TransAlta Renewables	2,064	23,174
TransCanada	2,495	118,662
Transcontinental Class A	2,000	26,861
TransForce	4,100	84,909
†Trican Well Service	7,600	15,583
Trinidad Drilling	8,700	16,645
†Turquoise Hill Resources	20,141	59,566
Uni-Select	1,700	41,439
†Valeant Pharmaceuticals International	5,897	144,771
Valener	700	11,648

LVIP Dimensional International Core Equity Fund—5

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
Veresen	9,059	$92,527
Vermilion Energy	800	30,989
Wajax	700	7,721
West Fraser Timber	3,000	92,450
Western Forest Products	15,500	25,519
Westjet Airlines	1,300	22,711
Westshore Terminals Investment	1,600	29,086
Whistler Blackcomb Holdings	968	27,595
Whitecap Resources	12,700	106,096
Wi-LAN	7,500	11,605
Winpak	400	13,363
WSP Global	1,988	62,627
Yamana Gold	23,603	101,648
†Yellow Pages	600	9,375

		12,929,064

☐China–0.02%
K Wah International Holdings	36,000	19,818
†Lifestyle China Group	28,500	8,635

		28,453

Denmark–1.93%
Alm Brand	1,568	12,015
Ambu Class B	636	34,213
AP Moeller - Maersk Class A	17	23,885
AP Moeller - Maersk Class B	33	48,540
†Bang & Olufsen	1,372	14,195
†Bavarian Nordic	395	14,952
Carlsberg Class B	893	85,348
Chr Hansen Holding	930	55,395
Coloplast Class B	99	7,699
†D/S Norden	1,234	17,700
Danske Bank	2,939	85,983
Dfds	1,405	71,193
DSV	5,018	250,374
FLSmidth	1,170	44,020
†Genmab	580	99,269
GN Store Nord	3,334	71,895
†H Lundbeck	1,180	38,755
IC Group	491	12,223
ISS	2,486	103,305
Jyske Bank	2,265	105,896
Matas	1,226	22,978
NKT Holding	1,030	66,478
Nordjyske Bank	540	7,965
Novo Nordisk Class B	12,030	501,395
Novo Nordisk ADR	2,700	112,293
Novozymes Class B	2,145	94,607
Pandora	1,322	160,120
Per Aarsleff Holding Class B	810	19,473
Ringkjoebing Landbobank	235	50,643
Rockwool International Class B	226	40,719

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Denmark (continued)
Royal Unibrew	1,093	$54,077
Schouw	547	35,644
SimCorp	1,167	67,711
Solar Class B	133	7,577
Sydbank	1,382	42,132
†TDC	24,432	143,889
†Topdanmark	1,484	41,642
Tryg	1,809	36,348
Vestas Wind Systems	1,536	126,879
†William Demant Holding	2,645	53,978

		2,883,403

Finland–2.18%
Amer Sports Class A	5,961	182,319
Cargotec Class B	848	38,917
Caverion	1,725	13,261
†Citycon	10,113	25,767
Cramo	1,559	40,144
Elisa	1,673	61,656
Fiskars	1,151	22,666
Fortum	3,569	57,675
Huhtamaki	6,263	291,719
Kemira	3,334	45,130
Kesko Class A	640	27,682
Kesko Class B	5,120	235,877
Kone Class B	2,104	106,814
Konecranes	1,835	65,050
Lassila & Tikanoja	992	19,223
Metsa Board	12,062	71,429
Metso	3,349	97,732
Neste	6,313	269,287
Nokia	19,400	112,449
Nokian Renkaat	1,287	46,924
Olvi Class A	439	13,044
Oriola-KD Class B	5,656	25,732
Orion Class A	901	35,247
Orion Class B	1,511	59,569
†Outokumpu	9,356	64,235
†Outotec	4,443	21,347
PKC Group	592	11,427
Raisio	7,392	32,551
Ramirent	1,333	10,749
Sampo Class A	1,322	58,733
Sanoma	4,161	39,650
†Stockmann Class B	1,585	12,058
Stora Enso Class R	16,361	145,339
Technopolis	5,160	18,897
Tieto	1,776	56,063
Tikkurila	1,661	35,727
UPM-Kymmene	27,218	574,697
Uponor	1,300	24,093
Vaisala Class A	415	14,685

LVIP Dimensional International Core Equity Fund—6

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Finland (continued)
Valmet	3,035	$45,667
Wartsila	2,037	91,703
YIT	4,487	36,160

		3,259,094

France–6.89%
Accor	3,271	129,791
Aeroports de Paris	216	21,433
†Air France-KLM	2,170	11,677
Air Liquide	1,431	153,455
Airbus Group	1,379	83,638
Akka Technologies	602	22,378
Albioma	1,323	22,873
†Alstom	2,240	59,272
Alten	826	57,781
†Altran Technologies	4,400	65,066
Arkema	1,850	171,277
Assystem	625	18,402
Atos	1,592	171,393
AXA	8,478	180,261
BioMerieux	214	31,892
BNP Paribas	7,348	377,934
Boiron	217	22,061
Bollore	6,456	22,475
Bonduelle	350	8,925
Bourbon	296	3,448
Bouygues	3,777	125,258
Bureau Veritas	2,471	53,015
Capgemini	568	55,689
Carrefour	10,001	259,309
Casino Guichard Perrachon	1,920	93,455
†Cegedim	412	11,339
†CGG	750	19,386
Chargeurs	1,133	17,933
Christian Dior	229	41,070
Cie de Saint-Gobain	4,275	184,979
Cie des Alpes	539	10,293
Cie Generale des Etablissements Michelin	3,306	366,090
CNP Assurances	2,084	35,013
†Coface	2,535	18,370
Credit Agricole	5,721	56,431
Danone	1,243	92,296
Dassault Systemes	720	62,504
Derichebourg	4,013	12,744
Devoteam	373	20,712
Edenred	3,400	79,450
Eiffage	1,061	82,455
Electricite de France	6,707	81,639
#Elior Participations 144A	2,525	57,815
Elis	147	2,426
Engie	10,006	155,140

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Essilor International	545	$70,303
†Etablissements Maurel et Prom	4,634	21,561
Euler Hermes Group	548	46,591
Eurofins Scientific	92	41,794
#Euronext 144A	1,225	52,269
Eutelsat Communications	3,683	76,228
Faiveley Transport	309	34,278
Faurecia	2,043	80,173
Gaztransport Et Technigaz	801	23,130
GL Events	693	13,600
Groupe Crit	166	10,088
Groupe Eurotunnel	4,235	45,875
†Groupe Fnac	298	21,891
Guerbet	218	14,730
Havas	4,643	39,293
Hermes International	73	29,719
Iliad	164	34,430
Imerys	235	16,973
Ingenico Group	451	39,433
Interparfums	513	14,096
Ipsen	355	24,941
IPSOS	1,469	47,985
Jacquet Metal Service	688	12,375
JCDecaux	423	13,678
Korian	775	24,943
Lagardere	5,677	144,572
Le Noble Age	292	10,790
Lectra	805	14,268
Legrand	1,117	65,846
LISI	866	23,961
L’Oreal	414	78,250
LVMH Moet Hennessy Louis Vuitton	1,061	180,912
Manitou BF	108	1,880
Metropole Television	954	17,213
MGI Coutier	593	15,697
Natixis	6,691	31,219
†Naturex	119	10,668
Neopost	1,272	34,385
†Nexans	689	39,529
†Nexity	866	45,735
†Nicox	1	7
Oeneo	1,987	18,727
Orange	16,320	255,694
Orange ADR	1,900	29,602
Orpea	633	56,104
Pernod Ricard	384	45,479
†Peugeot	10,166	155,243
Plastic Omnium	1,106	36,702
Plastivaloire	178	21,515
Publicis Groupe	1,397	105,708
Rallye	599	9,832
Remy Cointreau	183	15,616

LVIP Dimensional International Core Equity Fund—7

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Renault	2,311	$190,124
Rexel	10,197	156,201
Rothschild	861	21,340
Rubis	669	61,360
Safran	1,748	125,720
Sanofi	4,634	352,883
Sartorius Stedim Biotech	594	44,612
Savencia	172	10,704
Schneider Electric	2,744	190,883
SCOR	3,162	98,332
SEB	610	86,152
†Sequana	2,004	3,762
SES FDR	1,443	35,433
SFR Group	770	22,681
Societe BIC	209	30,901
Societe Generale	4,524	156,504
Sodexo	581	69,209
†Solocal Group	892	3,817
Somfy	32	14,451
Sopra Steria Group	327	38,374
Stef	120	10,091
STMicroelectronics	13,472	110,105
STMicroelectronics New York Shares	1,700	13,855
Suez	2,249	37,165
Synergie	481	16,043
Tarkett	680	27,499
Technicolor	4,240	28,964
Technip	2,823	173,542
Teleperformance	2,918	311,266
Television Francaise 1	2,522	24,456
Thales	671	61,786
Thermador Groupe	42	3,775
TOTAL	12,968	616,766
TOTAL ADR	6,199	295,692
Trigano	425	29,822
†UBISOFT Entertainment	6,574	248,392
Valeo	2,853	166,526
†Vallourec	11,914	53,462
Veolia Environnement	1,881	43,341
Vicat	637	41,154
Vilmorin & Cie	152	9,994
Vinci	2,000	153,157
†Virbac	66	11,036
Vivendi	5,047	101,861
#†Worldline 144A	650	19,671
Zodiac Aerospace	856	20,833

		10,289,471

Germany–6.66%
Aareal Bank	2,331	77,056
adidas	657	114,268
†ADVA Optical Networking	937	9,450

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
†AIXTRON	2,094	$12,737
Allianz	2,157	320,552
Amadeus Fire	168	12,033
Aurubis	1,294	72,560
Axel Springer	1,300	66,616
BASF	8,719	746,567
BASF ADR	500	42,775
Bauer	208	2,971
Bayer	1,392	139,799
Bayer ADR	245	24,624
Bayerische Motoren Werke	4,325	364,144
BayWa	299	9,726
Bechtle	283	32,765
Beiersdorf	317	29,923
Bertrandt	246	26,755
†Bilfinger	1,115	36,756
Brenntag	1,493	81,591
CANCOM	412	21,526
Cewe Stiftung	267	24,019
Commerzbank	4,685	30,270
CompuGroup Medical	449	20,697
Continental	453	95,448
CTS Eventim	809	28,772
Daimler	11,332	799,220
†Deutsche Bank	2,065	26,914
Deutsche Bank	1,780	23,300
†Deutsche Boerse	819	66,477
Deutsche Lufthansa	8,766	97,726
Deutsche Post	3,394	106,261
Deutsche Telekom	26,256	441,114
Deutsche Telekom ADR	4,300	72,197
Deutsche Wohnen	6,765	246,166
Deutz	5,128	25,906
†Dialog Semiconductor	2,460	94,874
DIC Asset	876	8,846
Drillisch	387	18,808
Duerr	907	76,263
E.ON	43,082	306,205
Elmos Semiconductor	625	9,362
ElringKlinger	678	12,045
Fielmann	516	42,071
Fraport Frankfurt Airport Services Worldwide	733	40,117
Freenet	2,648	77,503
Fresenius	1,630	130,207
Fresenius Medical Care	965	84,424
FUCHS PETROLUB	814	33,245
GEA Group	1,147	63,770
Gerresheimer	1,004	85,363
Gerry Weber International	1,052	13,450
Gesco	87	6,804
GFK	423	14,738

LVIP Dimensional International Core Equity Fund—8

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
GFT Technologies	786	$16,199
Grammer	283	17,169
†H&R	1,260	26,873
Hamburger Hafen und Logistik	1,312	19,969
Hannover Rueck	427	45,772
HeidelbergCement	1,435	135,711
†Heidelberger Druckmaschinen	6,414	15,517
Hella Hueck	921	36,535
Henkel	129	15,046
HOCHTIEF	171	24,132
Hornbach Baumarkt	449	13,923
HUGO BOSS	666	36,867
Indus Holding	759	43,264
Infineon Technologies	5,788	103,209
Infineon Technologies ADR	3,600	64,008
Jenoptik	1,125	20,584
K+S	5,642	107,134
KION Group	2,068	133,993
†Kloeckner	5,682	69,243
†Koenig & Bauer	498	23,429
Krones	238	23,164
KUKA	465	45,630
KWS Saat	66	22,231
LANXESS	2,176	135,450
†LEG Immobilien	965	92,503
Leoni	1,109	40,375
Linde	1,759	298,891
Merck	528	56,953
METRO	5,221	155,407
MTU Aero Engines	1,455	147,318
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	782	146,051
Nemetschek	370	22,692
†Nordex	1,096	33,400
Norma Group	500	25,740
OSRAM Licht	2,600	152,741
†PATRIZIA Immobilien	1,383	30,293
Pfeiffer Vacuum Technology	182	17,302
ProSiebenSat.1 Media	1,098	47,077
Puma	53	14,197
†QIAGEN	787	21,700
Rational	63	31,609
Rheinmetall	1,158	80,716
RHOEN-KLINIKUM	858	26,092
Rib Software	354	4,362
RTL Group	239	19,855
†RWE	16,225	280,198
SAF-Holland	1,626	21,030
Salzgitter	1,649	54,062
SAP	1,351	123,552
Schaltbau Holding	392	13,770
SHW	537	19,805

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
Siemens	2,682	$314,492
Sixt	410	23,125
Software	1,165	49,375
†Stabilus	228	12,832
STADA Arzneimittel	2,081	115,785
Stroeer	471	20,504
Suedzucker	4,652	129,375
Symrise	1,036	75,975
TAG Immobilien	2,870	41,803
Takkt	1,454	32,602
Talanx	1,297	39,578
Telefonica Deutschland Holding	2,077	8,374
thyssenkrupp	844	20,166
TLG Immobilien	545	12,302
†Tom Tailor Holding	912	3,787
†Uniper	4,308	52,776
United Internet	1,020	45,173
VERBIO Vereinigte BioEnergie	2,083	13,246
Volkswagen	454	65,740
Vonovia	1,414	53,604
†Vossloh	250	14,865
VTG	245	6,957
Wacker Chemie	801	67,551
Wacker Neuson	967	14,101
Washtec	578	27,455
Wirecard	439	22,805
XING	87	18,305

		9,943,172

■Hong Kong–2.92%
AIA Group	43,600	293,199
Allied Group	4,000	20,768
Allied Properties	50,000	10,292
APT Satellite Holdings	27,500	19,100
Asia Financial Holdings	24,000	13,807
†Asia Satellite Telecommunications Holdings	6,500	8,917
ASM Pacific Technology	3,100	25,660
Bank of East Asia	13,400	54,690
BOC Hong Kong Holdings	31,000	105,474
Bright Smart Securities & Commodities Group	48,000	20,946
Brightoil Petroleum Holdings	76,000	22,945
†Burwill Holdings	208,000	5,653
Cafe de Coral Holdings	6,000	20,003
Cathay Pacific Airways	34,000	47,530
Century City International Holdings	124,000	8,345
Cheung Kong Infrastructure Holdings	2,000	17,250
Cheung Kong Property Holdings	3,680	27,070
†China Energy Development Holdings	586,000	7,353
Chinese Estates Holdings	2,000	3,568

LVIP Dimensional International Core Equity Fund—9

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Chow Sang Sang Holdings International	15,000	$26,572
Chow Tai Fook Jewellery Group	10,600	7,730
CITIC Telecom International Holdings	95,000	35,550
CK Hutchison Holdings	19,680	251,555
CK Life Sciences International Holdings	84,000	7,735
CLP Holdings	4,000	41,428
†Convoy Financial Holdings	120,000	3,739
CW Group Holdings	24,000	5,433
Dah Sing Banking Group	19,600	35,336
Dah Sing Financial Holdings	6,400	42,170
†Dragonite International	24,000	2,166
Emperor Capital Group	72,000	7,489
Emperor Entertainment Hotel	45,000	11,673
Emperor International Holdings	44,000	10,094
†Emperor Watch & Jewellery	270,000	8,042
†Esprit Holdings	62,800	51,089
Far East Consortium International	64,000	25,710
FIH Mobile	68,000	22,470
First Pacific	62,000	44,286
First Shanghai Investments	88,000	15,739
Galaxy Entertainment Group	10,000	38,027
Get Nice Financial Group	4,800	678
Get Nice Holdings	192,000	6,599
Giordano International	64,000	32,989
†Global Brands Group Holding	140,000	14,351
Great Eagle Holdings	1,000	4,498
G-Resources Group	1,176,000	21,722
Guoco Group	2,000	22,485
Guotai Junan International Holdings	90,000	34,495
Haitong International Securities Group	40,226	26,999
Hang Lung Group	21,000	80,305
Hang Lung Properties	21,000	47,635
Hang Seng Bank	6,400	114,888
Hanison Construction Holdings	16,639	3,063
†Hao Tian Development Group	138,600	7,142
Henderson Land Development	4,150	24,762
#HK Electric Investments 144A	12,000	11,765
†HKR International	45,600	21,897
HKT Trust	24,000	33,789
Hong Kong & China Gas	12,600	23,925
Hong Kong Aircraft Engineering	1,200	8,675
Hong Kong Exchanges & Clearing	2,600	68,810
Hongkong & Shanghai Hotels	34,000	33,847
Hongkong Chinese	48,000	8,756
Hopewell Holdings	8,500	31,157
Hutchison Telecommunications Hong Kong Holdings	74,000	25,185
Hysan Development	8,000	37,640
IT	32,000	10,431
Johnson Electric Holdings	9,000	23,046

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Kerry Logistics Network	28,500	$39,264
Kerry Properties	16,000	52,564
Kingston Financial Group	128,000	50,438
†@=Kong Sun Holdings	175,000	6,599
Kowloon Development	26,000	26,062
Lai Sun Development	420,000	8,455
Lai Sun Garment International	71,000	15,104
Li & Fung	124,000	63,893
Lifestyle International Holdings	28,500	39,178
Lippo China Resources	350,000	9,713
Liu Chong Hing Investment	12,000	17,251
L’Occitane International	4,750	9,468
Luk Fook Holdings International	22,000	54,024
Man Wah Holdings	24,800	15,950
†Mason Financial Holdings	260,000	8,940
Melco Crown Entertainment ADR	600	9,666
Melco International Development	22,000	29,111
MGM China Holdings	20,400	35,671
†Midland Holdings	30,000	11,022
Miramar Hotel & Investment	10,000	20,395
MTR	7,000	38,682
NagaCorp	106,000	69,966
New World Development	110,088	144,358
NewOcean Energy Holdings	62,000	16,709
NWS Holdings	20,185	33,826
Orient Overseas International	9,000	31,930
†@=Pacific Andes International Holdings	338,000	2,388
†Pacific Basin Shipping	119,000	15,424
Pacific Textiles Holdings	12,000	15,600
PCCW	28,000	17,246
Pico Far East Holdings	58,000	17,461
Playmates Holdings	6,000	7,091
Polytec Asset Holdings	85,000	6,027
Power Assets Holdings	4,000	39,143
Prada	4,700	15,094
Public Financial Holdings	24,000	10,858
Regal Hotels International Holdings	18,000	10,025
Samsonite International	10,800	34,823
Sands China	6,800	29,805
SEA Holdings	4,000	10,018
Shangri-La Asia	32,000	35,172
Shenwan Hongyuan	20,000	10,555
†Shun Tak Holdings	36,000	11,672
Singamas Container Holdings	72,000	7,654
Sino Land	24,000	42,776
Sitoy Group Holdings	26,000	9,848
SJM Holdings	59,000	43,723
SmarTone Telecommunications Holdings	14,500	24,020
Stella International Holdings	14,000	23,927
Sun Hung Kai	29,000	18,220
Sun Hung Kai Properties	7,000	106,419

LVIP Dimensional International Core Equity Fund—10

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Swire Pacific	10,000	$19,527
Swire Pacific Class A	5,000	54,151
Tao Heung Holdings	2,000	630
Techtronic Industries	7,500	29,380
Television Broadcasts	7,200	27,568
Texwinca Holdings	36,000	24,944
Transport International Holdings	6,400	19,223
Tsui Wah Holdings	20,000	3,730
†United Laboratories International Holdings	36,000	21,047
Value Partners Group	26,000	26,937
Varitronix International	21,000	8,452
Victory City International Holdings	87,604	4,374
Vitasoy International Holdings	20,000	40,507
VST Holdings	32,000	9,384
VTech Holdings	3,000	34,305
#WH Group 144A	109,000	88,098
Wharf Holdings	11,000	80,702
Wheelock & Co.	13,000	77,217
Wing On International	3,000	9,302
Wing Tai Properties	16,000	10,088
Wynn Macau	17,200	28,710
†Xinyi Glass Holdings	48,000	43,640
Yue Yuen Industrial Holdings	15,500	64,059

		4,357,340

Ireland–0.64%
†Bank of Ireland	303,755	63,507
C&C Group	7,910	32,788
CRH ADR	7,167	238,446
Glanbia	2,358	45,362
Irish Continental Group	3,656	17,947
Kerry Group Class A	693	57,732
Kingspan Group	4,086	110,068
Paddy Power Betfair	1,289	145,755
Paddy Power Betfair	643	72,408
Smurfit Kappa Group	7,455	166,654

		950,667

Israel–0.61%
†Airport City	1,223	13,919
Amot Investments	1,281	5,715
Azrieli Group	365	15,992
Bank Hapoalim	8,705	49,428
†Bank Leumi Le-Israel	11,637	44,288
Bezeq The Israeli Telecommunication	18,168	34,279
†Cellcom Israel	2,790	20,896
Delek Group	57	11,852
Elbit Systems	270	25,818
Elbit Systems	192	18,397
Electra	116	15,896
First International Bank Of Israel	1,446	18,484

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Israel (continued)
Frutarom Industries	1,025	$53,920
Harel Insurance Investments & Financial Services	6,851	24,796
Israel Chemicals	6,492	25,290
†Israel Discount Bank Class A	13,543	24,931
†Jerusalem Oil Exploration	498	22,265
†Kamada	634	3,258
Matrix IT	1,514	10,920
Melisron	262	11,572
Mizrahi Tefahot Bank	4,283	54,473
†Naphtha Israel Petroleum	2,641	14,903
Nice ADR	489	32,734
†Oil Refineries	40,638	15,045
†Partner Communications	2,962	13,591
Paz Oil	143	22,383
Shikun & Binui	16,387	29,922
Shufersal	5,699	21,980
Strauss Group	436	6,915
Teva Pharmaceutical Industries ADR	5,149	236,905
Tower Semiconductor	1,096	16,637

		917,404

Italy–2.35%
A2A	23,544	33,253
ACEA	861	10,823
Amplifon	2,061	21,162
#Anima Holding 144A	1,556	7,596
Ansaldo	96	1,122
Ascopiave	4,301	12,997
Assicurazioni Generali	17,818	217,450
Astaldi	1,991	7,511
Atlantia	2,932	74,466
Autogrill	2,409	20,418
Azimut Holding	1,440	21,188
†Banca Carige	7,846	2,552
Banca Generali	1,077	20,672
Banca IFIS	715	16,116
Banca Mediolanum	4,999	33,144
†Banca Monte dei Paschi di Siena	9,944	2,082
Banca Popolare dell’Emilia Romagna	17,783	66,266
Banca Popolare di Milano	42,864	17,208
Banca Popolare di Sondrio	11,398	31,888
Banco Popolare	41,123	96,974
Brembo	539	32,163
Buzzi Unicem	1,461	29,958
Cairo Communication	307	1,168
Cementir Holding	2,477	11,691
Cerved Information Solutions	716	6,048
CIR-Compagnie Industriali Riunite	21,107	21,600
CNH Industrial	14,972	107,206
Credito Emiliano	2,363	12,834
Credito Valtellinese	15,151	5,262

LVIP Dimensional International Core Equity Fund—11

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Italy (continued)
Danieli & C Officine Meccaniche	586	$11,317
Datalogic	1,125	24,012
Davide Campari-Milano	5,578	62,861
De’ Longhi	2,087	50,547
DiaSorin	536	34,451
†Ei Towers	438	23,069
Enel	59,261	264,110
Eni	10,788	155,458
ERG	2,382	27,340
Esprinet	1,533	8,524
Ferrari	2,515	130,693
Fiat Chrysler Automobiles	25,152	159,871
FinecoBank Banca Fineco	3,229	18,720
Geox	789	1,873
Hera	10,732	28,901
Industria Macchine Automatiche	275	18,267
Interpump Group	2,344	39,945
Intesa Sanpaolo	63,077	140,038
Iren	9,672	16,632
†Italcementi	13,188	156,741
Italmobiliare	357	18,023
†Leonardo-Finmeccanica	7,069	80,125
Luxottica Group	774	36,969
MARR	652	13,066
Mediaset	26,891	84,425
Mediobanca	12,090	78,686
Moncler	1,529	26,101
Parmalat	10,188	26,987
Piaggio & C	5,671	10,592
Prysmian	2,264	59,284
Recordati	1,750	56,245
Reply	121	15,903
†Safilo Group	802	7,683
†Saipem	212,995	90,241
Salini Impregilo	8,251	23,785
Salvatore Ferragamo	950	24,112
Saras	10,625	16,906
Snam	8,671	48,080
Societa Cattolica di Assicurazioni	6,053	33,864
Societa Iniziative Autostradali e Servizi	2,301	21,992
†Telecom Italia	65,595	54,503
†Telecom Italia ADR	6,900	57,201
Tenaris	1,152	16,408
Terna Rete Elettrica Nazionale	6,724	34,659
Tod’s	186	9,827
UniCredit	55,085	128,398
Unipol Gruppo Finanziario	10,854	27,734
UnipolSai	34,433	56,064
Vittoria Assicurazioni	1,077	11,736

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Italy (continued)
†Yoox Net-A-Porter Group	960	$29,753

		3,515,540

Japan–23.77%
77 Bank	8,000	32,747
ABC-Mart	100	6,810
Accordia Golf	900	9,182
Adastria	600	13,785
ADEKA	3,000	41,506
Aderans	1,000	4,483
Aeon	6,700	99,130
Aeon Delight	200	6,103
Aeon Fantasy	300	8,580
AEON Financial Service	700	12,253
Aeon Hokkaido	2,300	12,327
Aeon Mall	1,200	18,954
Ahresty	1,900	20,214
Ai Holdings	400	9,644
Aica Kogyo	800	21,280
Aichi Bank	500	24,344
Aichi Steel	400	20,284
Aida Engineering	2,700	21,621
Ain Holdings	400	27,233
Air Water	4,000	75,534
Aisan Industry	2,000	15,872
Aisin Seiki	7,300	334,440
Ajinomoto	1,000	22,296
†Akebono Brake Industry	7,100	14,278
Alfresa Holdings	1,200	25,409
Alinco	1,600	14,795
Alpine Electronics	1,000	13,229
Alps Electric	3,300	79,655
Amada Holdings	2,000	20,805
Amano	2,700	43,162
Amiyaki Tei	300	10,968
Amuse	600	11,058
ANA Holdings	10,000	27,167
Anritsu	2,600	14,871
AOKI Holdings	1,100	12,456
Aomori Bank	7,000	22,236
Aoyama Trading	900	31,127
Aozora Bank	7,000	24,127
Arakawa Chemical Industries	1,000	12,500
Arata	300	6,797
Arcland Sakamoto	1,600	17,967
Arcs	700	17,519
Ariake Japan	300	16,161
Arisawa Manufacturing	1,300	6,677
Asahi Diamond Industrial	1,100	8,920
Asahi Glass	10,000	64,660
Asahi Group Holdings	1,400	50,998
Asahi Holdings	1,700	29,048

LVIP Dimensional International Core Equity Fund—12

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Asahi Intecc	1,400	$64,070
Asahi Kasei	22,000	175,322
ASAHI YUKIZAI	7,000	13,601
Asante	800	12,865
†Asia Growth Capital	11,000	8,415
Asia Pile Holdings	1,700	7,312
Asics	2,200	44,326
ASKA Pharmaceutical	300	5,517
ASKUL	400	15,173
Astellas Pharma	3,700	57,791
Atom	1,800	12,083
Autobacs Seven	1,200	17,209
Avex Group Holdings	1,000	13,615
Awa Bank	6,000	36,970
Axial Retailing	700	24,406
Azbil	1,200	36,265
Bandai Namco Holdings	1,300	39,791
Bando Chemical Industries	1,500	14,921
Bank of Iwate	600	23,310
Bank of Kochi	9,000	9,643
Bank of Kyoto	7,000	51,239
Bank of Nagoya	400	13,935
Bank of Okinawa	680	20,278
Bank of Saga	7,000	17,236
Belc	400	15,205
Benefit One	900	28,319
Benesse Holdings	1,200	30,650
Bic Camera	2,200	18,290
Biofermin Pharmaceutical	600	15,885
BML	1,000	26,317
Bridgestone	4,100	151,060
Brother Industries	11,500	202,188
Bunka Shutter	2,900	23,048
C Uyemura	300	13,556
Calbee	600	22,733
Calsonic Kansei	4,000	37,054
Canon	3,900	113,226
Canon Marketing Japan	900	16,751
Capcom	800	19,682
Casio Computer	2,000	28,002
Cawachi	200	4,846
Central Glass	9,000	35,444
Central Japan Railway	300	51,362
Central Sports	600	14,271
Century Tokyo Leasing	1,400	50,876
Chiba Bank	8,000	45,434
Chiba Kogyo Bank	3,800	15,213
†Chiyoda Integre	500	10,178
Chubu Electric Power	2,700	39,286
Chubu Shiryo	900	6,558
Chudenko	500	10,115
Chugai Ro	3,000	5,937

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Chugoku Bank	6,300	$76,848
Chugoku Electric Power	1,200	15,089
Chugoku Marine Paints	2,000	14,040
Chukyo Bank	700	15,845
Ci:z Holdings	400	11,490
Citizen Holdings	5,600	29,329
CKD	2,700	32,691
Clarion	6,000	17,838
Cleanup	2,000	17,013
CMIC Holdings	800	12,154
Coca-Cola East Japan	500	10,848
Coca-Cola West Class C	3,100	86,763
Cocokara fine	300	11,558
COLOPL	600	9,362
Colowide	1,200	21,922
COMSYS Holdings	2,100	37,313
Concordia Financial Group	24,869	108,510
COOKPAD	900	8,643
Cosmo Energy Holdings	1,200	15,122
Cosmos Pharmaceutical	100	21,471
Create SD Holdings	400	9,556
Credit Saison	3,100	51,467
CTI Engineering	400	3,601
CyberAgent	1,200	35,675
Dai Nippon Printing	4,000	39,239
Dai Nippon Toryo	10,000	20,193
Daibiru	1,800	16,414
Daicel	5,400	68,240
Dai-Dan	2,000	15,679
Daido Metal	1,300	14,249
Daido Steel	11,000	50,445
Daifuku	1,500	27,544
Daihatsu Diesel Manufacturing	2,400	13,242
Daihen	4,000	21,331
Daiho	2,000	11,084
Daiichi Jitsugyo	3,000	16,396
Dai-ichi Life Insurance	4,700	64,482
Daiichi Sankyo	1,100	26,431
Dai-ichi Seiko Class C	300	3,051
Daiichikosho	500	20,415
Daiken	800	15,662
Daikin Industries	800	74,653
Daikyo	7,000	12,694
Dainichiseika Color & Chemicals Manufacturing	3,000	14,673
Daio Paper	4,000	47,353
Daisan Bank	300	4,932
Daiseki	500	9,762
Daishi Bank	10,000	38,438
Daito Pharmaceutical	600	14,124
Daito Trust Construction	400	63,976
Daiwa House Industry	2,700	74,101

LVIP Dimensional International Core Equity Fund—13

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Daiwa Securities Group	22,000	$123,867
Daiwabo Holdings	4,000	9,454
DCM Holdings	2,200	18,906
DeNA	1,200	43,633
Denka	12,000	51,970
Denso	4,200	167,599
Dentsu	900	45,808
Denyo	900	9,373
Descente	1,100	14,242
†Dexerials	200	1,656
DIC	2,400	74,295
Digital Garage	600	11,560
Disco	300	35,531
DMG Mori	3,900	40,689
Don Quijote Holdings	600	22,011
Doshisha	200	4,200
Dowa Holdings	7,000	49,075
DTS	1,100	24,496
Eagle Industry	1,000	12,210
Earth Chemical	300	14,164
East Japan Railway	700	63,185
Ebara	2,400	71,056
EDION	2,000	16,754
Ehime Bank	1,400	17,627
Eisai	300	18,763
Elecom	1,300	28,293
Electric Power Development	600	14,421
Elematec	100	1,945
Endo Lighting	1,600	12,737
Enplas	800	24,352
Exedy	1,300	33,051
Ezaki Glico	300	18,221
FamilyMart	500	33,378
FANUC	400	67,566
Fast Retailing	100	32,202
FCC	700	15,061
Ferrotec	1,100	13,687
FIDEA Holdings	7,000	11,003
Fields	800	10,032
Financial Products Group	1,500	13,951
Foster Electric	700	12,864
FP	700	39,338
Fudo Tetra	4,900	8,282
Fuji Ehime	600	12,105
Fuji Electric	15,000	68,937
Fuji Heavy Industries	1,900	71,287
Fuji Kyuko	2,000	23,418
Fuji Media Holdings	1,300	17,661
†Fuji Oil	800	2,519
Fuji Oil Holdings	1,200	24,597
Fuji Seal International	300	12,372
Fuji Soft	300	8,410

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Fujibo Holdings	300	$8,659
FUJIFILM Holdings	1,800	66,677
Fujikura	24,000	131,078
Fujimori Kogyo	900	21,252
Fujisash	13,300	10,822
Fujita Kanko	1,000	3,537
Fujitec	1,500	17,865
Fujitsu	32,000	172,212
Fujitsu Frontech	700	6,932
Fujitsu General	3,000	64,999
Fukui Bank	8,000	20,361
Fukuoka Financial Group	16,000	66,501
Fukushima Industries	700	22,942
Fukuyama Transporting	4,000	23,292
Furukawa	8,000	12,541
Furukawa Electric	2,100	57,139
Fuso Chemical	1,200	24,596
Futaba	700	11,424
Futaba Industrial	1,700	8,460
Future Architect	2,000	14,915
Fuyo General Lease	600	29,838
G-7 Holdings	800	9,635
Gakken Holdings	6,000	18,364
Gecoss	900	7,833
Geo Holdings	1,000	12,940
Giken	800	14,777
Glory	1,200	39,569
GMO internet	1,300	17,476
GMO Payment Gateway	100	5,225
Gree	3,000	16,866
GS Yuasa	20,000	82,427
G-Tekt	1,000	18,511
Gulliver International	1,100	6,177
Gun-Ei Chemical Industry	400	11,898
GungHo Online Entertainment	9,800	24,081
Gunma Bank	14,000	63,600
Gunze	3,000	9,692
H2O Retailing	2,100	29,874
Hachijuni Bank	11,200	58,331
Hamakyorex	1,000	18,026
Hamamatsu Photonics	400	12,306
Hankyu Hanshin Holdings	2,000	68,958
Hanwa	5,000	30,358
Happinet	1,100	11,599
Haseko	5,800	55,789
Hazama Ando	5,500	33,481
Heiwa	2,100	46,747
Heiwa Real Estate	700	10,092
Heiwado	1,100	21,483
Hibiya Engineering	900	14,806
Hikari Tsushin	300	27,858
HI-LEX	900	24,432

LVIP Dimensional International Core Equity Fund—14

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Hino Motors	3,000	$32,053
Hioki EE	100	1,891
Hirose Electric	100	13,148
Hiroshima Bank	11,000	45,628
HIS	1,000	26,179
Hisamitsu Pharmaceutical	200	10,810
Hitachi	96,000	449,912
Hitachi ADR	1,000	46,725
Hitachi Capital	2,100	44,650
Hitachi Chemical	2,100	48,252
Hitachi Construction Machinery	2,500	49,853
Hitachi High-Technologies	300	12,009
Hitachi Koki	2,100	15,282
Hitachi Kokusai Electric	2,000	36,875
Hitachi Metals	6,200	76,274
Hitachi Transport System	1,900	37,966
Hitachi Zosen	8,800	44,683
Hochiki	1,300	14,439
Hogy Medical	200	14,023
Hokkaido Electric Power	3,100	26,464
Hokkoku Bank	12,000	36,266
Hokuetsu Industries	2,000	13,319
Hokuetsu Kishu Paper	3,200	19,297
Hokuhoku Financial Group	4,100	55,168
Hokuriku Electric Power	2,700	32,902
Hokuto	600	10,803
Honda Motor	6,100	176,048
Honda Motor ADR	4,400	127,248
Horiba	600	29,563
Hosokawa Micron	2,000	11,253
Hoya	1,200	48,273
Hyakugo Bank	7,000	25,346
Hyakujushi Bank	8,000	24,424
Ibiden	2,800	37,650
IBJ Leasing	900	18,135
Ichibanya	600	21,023
Ichigo	3,700	16,413
Ichiken	4,000	11,983
Ichinen Holdings	1,200	11,387
Idemitsu Kosan	2,400	49,690
Ihara Chemical Industry	1,000	8,917
IHI	51,000	148,217
Iida Group Holdings	1,000	20,123
Iino Kaiun Kaisha	5,000	18,080
Imasen Electric Industrial	600	5,195
Inaba Denki Sangyo	400	14,458
Inabata	800	8,223
Inageya	600	8,479
Information Services International-Dentsu	900	16,898
Intage Holdings	1,000	16,794
Internet Initiative Japan	1,000	18,792

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Iriso Electronics	400	$21,448
Iseki	7,000	17,412
Isetan Mitsukoshi Holdings	4,500	44,309
†Ishihara Sangyo Kaisha	1,600	10,113
Isuzu Motors	11,100	130,659
IT Holdings	4,500	116,811
Ito En	800	28,467
ITOCHU	6,700	84,350
Itochu Enex	2,400	18,476
Itochu Techno-Solutions	300	7,720
Itochu-Shokuhin	300	12,036
Iwatani	5,000	30,875
Iyo Bank	8,700	52,683
Izumi	400	17,237
J Front Retailing	4,900	64,160
J Trust	2,900	22,812
Jaccs	7,000	26,886
Jalux	300	5,120
Jamco	400	8,118
†Janome Sewing Machine	1,000	5,627
Japan Airlines	800	23,516
Japan Airport Terminal	500	19,119
Japan Aviation Electronics Industry	2,000	31,383
†Japan Display	9,800	15,352
Japan Drilling	300	7,096
Japan Exchange Group	2,800	43,781
Japan Pulp & Paper	4,000	13,031
Japan Radio	600	8,561
Japan Securities Finance	4,300	18,615
Japan Steel Works	1,400	31,798
Japan Tobacco	3,100	126,899
Japan Wool Textile	1,400	9,950
JCU	300	11,668
Jeol	3,000	12,101
JFE Holdings	4,600	67,245
Jimoto Holdings	7,400	10,513
Jin	200	9,278
Joshin Denki	2,000	17,206
JSR	3,600	56,583
JTEKT	6,700	100,634
Juki	2,600	19,015
Juroku Bank	10,000	28,561
JVC Kenwood	4,200	10,580
JX Holdings	23,500	95,118
K&O Energy Group	900	12,942
kabu.com Securities	7,000	23,568
Kadokawa Dwango	600	8,742
Kaga Electronics	1,200	14,842
Kagome	500	13,113
Kajima	2,000	13,996
Kakaku.com	2,700	48,891
Kaken Pharmaceutical	300	18,438

LVIP Dimensional International Core Equity Fund—15

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Kakiyasu Honten	700	$12,740
Kamei	1,600	13,959
Kamigumi	4,000	34,896
Kanagawa Chuo Kotsu	2,000	14,143
Kanamoto	900	23,128
Kandenko	2,000	18,450
Kaneka	6,000	47,505
Kanematsu	19,000	29,529
†Kansai Electric Power	3,000	27,292
Kansai Paint	1,000	21,921
Kansai Urban Banking	1,000	10,223
Kanto Denka Kogyo	2,000	18,156
Kao	2,500	141,345
Kasai Kogyo	1,400	14,624
Kato Sangyo	800	18,952
Kato Works	400	8,385
KAWADA TECHNOLOGIES	500	22,153
Kawai Musical Instruments Manufacturing	900	15,795
Kawasaki Heavy Industries	23,000	71,259
Kawasaki Kisen Kaisha	22,000	56,702
KDDI	3,700	114,633
Keihan Holdings	11,000	76,935
Keihin	1,900	30,127
Keikyu	5,000	52,172
Keio	5,000	43,724
Keisei Electric Railway	500	12,501
Keiyo	600	3,070
Keiyo Bank	9,000	38,227
Kewpie	1,700	52,633
Key Coffee	700	13,098
Keyence	100	73,269
Kinden	3,700	42,656
Kintetsu Group Holdings	7,000	29,379
Kintetsu World Express	1,000	12,971
Kirin Holdings	3,600	59,831
Kitagawa Iron Works	600	9,911
Kita-Nippon Bank	400	10,759
Kito	700	6,753
Kitz	2,100	11,623
Kiyo Bank	2,000	31,379
Koatsu Gas Kogyo	2,000	13,393
Kobe Steel	12,300	111,560
Kohnan Shoji	1,200	23,339
Koito Manufacturing	500	24,335
Kokusai	1,000	8,219
Kokuyo	1,500	21,798
Komatsu	4,800	110,108
Komehyo	600	5,382
Komeri	1,100	26,768
Komori	1,800	22,719
Konami Holdings	1,000	38,640

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Konica Minolta	8,200	$69,440
Konishi	1,200	15,006
Konoike Transport	600	8,180
Kose	200	20,479
Koshidaka Holdings	900	15,305
Kotobuki Spirits	500	12,827
Kourakuen Holdings	500	7,742
K’s Holdings	1,800	29,752
Kubota	2,500	37,839
Kubota ADR	300	22,710
Kumagai Gumi	11,000	28,402
Kurabo Industries	8,000	15,193
Kuraray	3,300	48,956
Kureha	700	25,609
Kurita Water Industries	1,100	26,137
Kuroda Electric	600	11,514
KYB	7,000	31,312
Kyocera	1,100	52,859
Kyocera ADR	473	22,765
Kyodo Printing	4,000	13,136
Kyoei Steel	1,000	18,978
Kyokuto Kaihatsu Kogyo	1,200	13,861
Kyokuyo	500	13,579
KYORIN Holdings	1,800	40,835
Kyoritsu Maintenance	200	12,521
Kyosan Electric Manufacturing	4,000	15,189
Kyowa Exeo	800	11,406
Kyowa Hakko Kirin	1,000	15,795
Kyudenko	1,000	36,693
Kyushu Electric Power	1,800	16,895
Kyushu Financial Group	6,600	44,969
Lasertec	1,200	23,031
Lawson	400	31,599
Leopalace21	5,400	35,687
Life	200	6,375
Lintec	1,200	24,030
Lion	2,000	32,405
LIXIL Group	2,900	62,128
M3	1,200	41,077
Maeda	2,000	17,004
Maeda Kosen	900	10,268
Maeda Road Construction	1,000	17,878
Makino Milling Machine	4,000	24,666
Makita	500	35,625
Mandom	300	13,733
Marubeni	15,300	78,598
Marudai Food	4,000	19,501
Maruha Nichiro	1,700	46,174
Marui Group	2,900	38,308
Marusan Securities	1,100	9,101
Maruzen Showa Unyu	2,000	7,626
Matsuda Sangyo	1,000	13,722

LVIP Dimensional International Core Equity Fund—16

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Matsui Construction	1,800	$21,120
Matsui Securities	1,300	10,634
Matsumotokiyoshi Holdings	400	20,668
Max	2,000	24,112
Mazda Motor	10,300	158,020
Mebuki Financial	24,290	87,020
Medipal Holdings	1,300	22,534
Megmilk Snow Brand	700	25,595
Meidensha	5,000	16,491
MEIJI Holdings	200	19,858
Meisei Industrial	2,100	10,021
Meitec	600	21,134
Michinoku Bank	6,000	11,817
Micronics Japan	1,200	16,103
Mie Bank	600	11,855
Milbon	400	19,636
Minebea	7,500	70,932
Miraca Holdings	1,000	49,864
Mirait Holdings	1,900	16,190
Misawa Homes	1,400	10,676
MISUMI Group	2,600	48,861
Mitani	600	18,206
Mitsuba	2,400	31,637
Mitsubishi	8,100	184,648
Mitsubishi Chemical Holdings	29,800	186,828
Mitsubishi Electric	28,000	358,868
Mitsubishi Estate	3,000	56,300
Mitsubishi Gas Chemical	6,000	85,902
Mitsubishi Heavy Industries	40,000	167,324
Mitsubishi Logistics	2,000	28,925
Mitsubishi Materials	3,100	84,792
Mitsubishi Motors	21,200	99,031
Mitsubishi Nichiyu Forklift	3,300	21,920
†Mitsubishi Paper Mills	2,100	14,197
Mitsubishi Shokuhin	500	16,244
Mitsubishi Steel Manufacturing	6,000	9,971
Mitsubishi Tanabe Pharma	2,000	42,837
Mitsubishi UFJ Financial Group	28,400	143,877
Mitsubishi UFJ Financial Group ADR	35,500	179,275
Mitsubishi UFJ Lease & Finance	9,800	44,972
Mitsuboshi Belting	2,000	16,995
Mitsui & Co.	8,000	110,871
Mitsui Chemicals	42,000	199,784
Mitsui Engineering & Shipbuilding	24,000	33,754
Mitsui Fudosan	3,000	63,823
Mitsui Home	3,000	14,064
Mitsui Mining & Smelting	21,000	43,967
Mitsui OSK Lines	25,000	58,135
Mitsui-Soko Holdings	5,000	15,905
†Mitsumi Electric	4,800	27,009
Miyazaki Bank	5,000	13,278
Mizuho Financial Group	107,400	181,016

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Mizuho Financial Group ADR	5,700	$19,152
Mizuno	3,000	16,070
Mochida Pharmaceutical	100	7,843
Modec	900	16,069
Monex Group	2,300	5,411
Monogatari	100	4,454
MonotaRO	700	18,871
Morinaga	600	28,931
Morinaga Milk Industry	5,000	40,064
Morita Holdings	1,100	15,617
MS&AD Insurance Group Holdings	2,100	58,530
Murata Manufacturing	700	91,373
Musashi Seimitsu Industry	800	18,781
Musashino Bank	1,300	32,890
Nabtesco	2,000	56,661
Nachi-Fujikoshi	8,000	29,434
Nagase	3,300	39,705
Nagatanien Holdings	2,000	25,942
Nagoya Railroad	4,000	21,767
Nakanishi	400	14,543
†Nakayama Steel Works	1,700	11,192
Nankai Electric Railway	6,000	28,830
Nanto Bank	800	28,308
NEC	55,000	141,858
NEC Capital Solutions	700	11,584
NEC Networks & System Integration	800	13,627
NET One Systems	2,200	15,334
Next	1,800	14,838
NGK Insulators	2,000	41,561
NGK Spark Plug	2,700	47,710
NH Foods	6,000	144,944
NHK Spring	5,300	51,379
Nichias	2,000	17,697
Nichiban	3,000	22,911
Nichiha	1,000	22,310
Nichi-iko Pharmaceutical	1,400	26,838
Nichirei	5,500	123,527
Nichireki	2,000	14,546
Nichirin	1,000	15,103
Nidec	300	27,730
Nidec ADR	1,000	22,900
Nifco	600	31,876
Nihon House Holdings	2,600	10,550
Nihon Kohden	600	14,583
Nihon M&A Center	1,200	37,178
Nihon Nohyaku	2,400	12,142
Nihon Parkerizing	1,800	26,268
Nihon Unisys	3,000	38,566
Nikkiso	3,300	29,611
Nikkon Holdings	1,500	32,658
Nikon	3,100	46,296
Nippo	3,000	57,047

LVIP Dimensional International Core Equity Fund—17

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Nippon Carbide Industries	8,000	$11,291
Nippon Carbon	4,000	6,873
Nippon Chemi-Con	6,000	9,816
Nippon Chemiphar	300	12,630
Nippon Coke & Engineering	18,200	14,855
Nippon Denko	4,300	7,267
Nippon Densetsu Kogyo	1,000	18,808
Nippon Electric Glass	12,000	62,135
Nippon Express	11,000	51,425
Nippon Flour Mills	1,000	15,372
Nippon Gas	1,200	37,460
Nippon Kayaku	3,000	32,314
Nippon Koei	4,000	18,459
Nippon Light Metal Holdings	22,200	47,901
Nippon Paper Industries	2,400	43,909
Nippon Road	3,000	12,068
†Nippon Sheet Glass	3,900	31,142
Nippon Shokubai	900	56,226
Nippon Signal	1,200	10,121
Nippon Soda	4,000	17,107
Nippon Steel & Sumikin Bussan	400	14,180
Nippon Steel & Sumitomo Metal	14,900	305,754
Nippon Suisan Kaisha	7,700	33,119
Nippon Telegraph & Telephone	1,500	68,604
Nippon Valqua Industries	800	10,903
Nippon Yakin Kogyo	5,800	8,451
Nippon Yusen	43,000	80,510
Nipro	3,700	47,056
Nishimatsu Construction	5,000	23,288
=Nishi-Nippon City Bank	19,000	40,190
Nishi-Nippon Railroad	5,000	24,026
Nishio Rent All	700	20,606
Nissan Chemical Industries	2,100	63,842
Nissan Motor	25,200	247,184
Nissan Shatai	1,200	11,068
Nissei ASB Machine	400	6,897
Nissei Build Kogyo	3,000	14,424
Nissha Printing	1,200	29,655
Nisshin Fudosan	4,200	14,170
Nisshin Oillio Group	3,000	13,951
Nisshin Seifun Group	1,400	21,340
Nisshin Steel	6,000	81,306
Nisshinbo Holdings	4,800	47,618
Nissin	5,000	15,755
Nissin Kogyo	900	13,708
Nitori Holdings	400	47,949
Nitta	600	15,048
Nittetsu Mining	300	11,662
Nitto Boseki	4,000	13,146
Nitto Denko	1,400	90,924
Nitto Kogyo	1,100	14,440
Nittoc Construction	3,400	16,105

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
NOF	7,000	$71,266
Nohmi Bosai	900	13,395
Nojima	1,000	12,429
NOK	3,400	74,397
Nomura Holdings	8,500	38,093
Nomura Holdings ADR	8,400	37,380
Nomura Real Estate Holdings	2,700	45,639
Noritake	700	16,213
Noritz	1,200	24,769
North Pacific Bank	9,700	34,407
NS Solutions	500	8,738
NS United Kaiun Kaisha	7,000	9,687
NSD	900	14,463
NSK	12,500	128,160
NTN	12,000	41,946
NTT Data	1,200	59,933
NTT DOCOMO	4,000	101,612
NTT DOCOMO ADR	1,000	25,410
NTT Urban Development	1,900	18,356
NuFlare Technology	400	20,887
Obara Group	900	35,448
Obayashi	6,300	62,488
Obayashi Road	2,000	12,645
Obic	200	10,650
Ogaki Kyoritsu Bank	9,000	30,005
Ohashi Technica	1,100	13,767
Ohsho Food Service	100	3,928
Oita Bank	3,000	10,917
Oji Holdings	15,000	59,453
Okabe	1,500	12,247
Okamura	1,100	10,659
Okasan Securities Group	4,000	20,582
Oki Electric Industry	3,700	49,827
Okinawa Cellular Telephone	800	24,184
Okinawa Electric Power	1,350	30,441
OKUMA	3,000	23,008
Okumura	4,000	22,763
Okuwa	2,000	18,728
Olympus	400	13,969
Omron	1,200	43,194
Onward Holdings	4,000	28,827
Open House	1,000	21,462
Optex	400	9,512
Oracle Japan	500	28,249
Organo	3,000	12,285
Oriental Land	200	12,180
Osaka Gas	8,000	33,554
Osaka Soda	4,000	16,369
Osaka Steel	700	12,690
OSAKA Titanium Technologies	800	11,188
Osaki Electric	2,000	20,161
OSG	2,400	47,851

LVIP Dimensional International Core Equity Fund—18

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
OSJB Holdings	3,400	$7,197
Otsuka	300	14,249
Pacific Industrial	1,500	17,212
†Pacific Metals	5,000	14,922
Pack	700	18,822
Pal	1,100	25,544
PALTAC	600	14,060
PanaHome	2,000	15,924
Panasonic	27,100	271,042
Panasonic ADR	4,000	40,000
Paramount Bed Holdings	600	22,683
Parco	1,200	11,271
Park24	600	19,514
Pasona Group	500	4,070
Penta-Ocean Construction	9,300	53,049
Pigeon	1,300	39,376
Pilot	400	16,696
Piolax	300	18,706
†Pioneer	9,100	19,800
Plenus	1,000	18,285
Press Kogyo	4,300	18,335
Pressance	2,000	22,186
Prima Meat Packers	5,000	18,068
Proto	700	8,112
Raito Kogyo	2,000	24,090
Rakuten	2,100	27,412
Relo Holdings	200	33,242
Rengo	11,000	67,546
Resona Holdings	28,900	121,542
Resorttrust	1,100	22,418
Ricoh	13,800	124,882
Ricoh Leasing	800	22,146
Riken	300	10,349
Riken Technos	700	3,403
Riken Vitamin	500	23,631
Riso Kagaku	700	11,472
Rohm	800	42,168
Rohto Pharmaceutical	1,000	17,254
Roland DG	400	8,980
Round One	5,000	33,912
Royal Holdings	400	6,943
Ryobi	3,000	13,343
Ryoden Trading	2,000	12,528
Ryohin Keikaku	100	20,196
Ryosan	1,200	36,486
Sac’s Bar Holdings	900	9,686
Saibu Gas	5,000	12,322
Saizeriya	600	13,655
Sakata INX	1,200	14,566
Sala	100	611
SAMTY	900	9,349
San-Ai Oil	200	1,364

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Sanden Holdings	5,000	$14,958
San-In Godo Bank	3,300	22,549
†Sanken Electric	7,000	22,608
Sankyo	600	20,499
Sankyu	7,000	40,199
Sanoh Industrial	1,700	10,486
Sanrio	800	14,677
Sanshin Electronics	1,200	10,386
Santen Pharmaceutical	1,700	25,103
Sanwa Holdings	5,400	52,277
Sanyo Chemical Industries	200	8,539
Sanyo Denki	2,000	11,001
Sanyo Electric Railway	3,000	15,424
Sanyo Shokai	5,000	8,282
Sanyo Special Steel	3,000	16,839
Sanyo Trading	500	6,184
Sapporo Holdings	1,800	49,899
Sato Holdings	800	17,524
Sawada Holdings	1,600	16,055
Sawai Pharmaceutical	300	21,380
Saxa Holdings	7,000	14,943
SBI Holdings	5,500	65,694
SBS Holdings	1,000	8,966
SCREEN Holdings	1,000	64,468
SCSK	300	12,141
Secom	200	14,935
Sega Sammy Holdings	3,000	42,795
Seibu Holdings	600	9,905
Seikagaku	500	8,220
Seikitokyu Kogyo	1,000	5,074
Seiko Epson	3,200	61,617
Seiko Holdings	6,000	18,933
Seino Holdings	5,000	52,583
Seiren	1,200	14,318
Sekisui Chemical	4,300	61,843
Sekisui House	3,100	52,814
Sekisui Plastics	2,500	18,015
Senko	5,000	34,837
Senshu Ikeda Holdings	5,600	24,657
Senshukai	1,500	10,439
Septeni Holdings	4,000	17,871
Seria	400	32,159
Seven & i Holdings	2,700	127,643
Seven Bank	3,500	11,210
Shibuya	600	11,318
Shiga Bank	9,000	43,857
Shikoku Bank	8,000	17,090
Shikoku Chemicals	2,000	18,207
†Shikoku Electric Power	1,800	17,800
Shima Seiki Manufacturing	1,200	32,775
Shimachu	900	22,422
Shimadzu	1,000	15,262

LVIP Dimensional International Core Equity Fund—19

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Shimano	200	$29,705
Shimizu	2,000	17,875
Shimizu Bank	400	10,689
Shindengen Electric Manufacturing	3,000	11,858
Shin-Etsu Chemical	2,000	139,546
Shinko Electric Industries	4,100	23,204
Shinko Plantech	1,300	9,286
Shinko Shoji	1,100	11,758
Shinmaywa Industries	3,000	19,878
Shinnihon	2,400	21,853
Shinsei Bank	26,000	39,427
Shinwa	400	5,975
Ship Healthcare Holdings	1,100	33,806
Shizuoka Bank	6,000	48,072
Shizuoka Gas	1,300	10,274
Showa	1,900	10,012
Showa Denko	5,000	62,983
Showa Sangyo	3,000	15,702
Siix	600	24,327
Sinfonia Technology	6,000	9,846
SKY Perfect JSAT Holdings	8,900	43,753
Skylark	1,200	16,172
SMC	100	28,873
SMK	2,000	6,648
Sodick	2,000	14,902
SoftBank Group	4,000	259,234
Sogo Medical	400	13,054
Sojitz	35,600	91,210
Sompo Holdings	2,300	68,166
Sony	10,700	354,497
Sony Financial Holdings	800	11,017
Sotetsu Holdings	5,000	25,560
Sparx Group	5,300	9,532
Square Enix Holdings	800	27,586
St Marc Holdings	900	24,671
Stanley Electric	2,600	70,298
Star Micronics	1,000	12,514
Start Today	2,100	36,134
Starts	1,200	22,247
Starzen	400	20,381
Studio Alice	300	6,587
Sumco	6,200	51,015
Sumida	1,300	12,913
Sumitomo	4,700	52,615
Sumitomo Bakelite	4,000	20,922
Sumitomo Chemical	49,000	217,727
Sumitomo Dainippon Pharma	400	7,747
Sumitomo Densetsu	900	9,398
Sumitomo Electric Industries	18,800	265,770
Sumitomo Forestry	2,700	36,136
Sumitomo Heavy Industries	14,000	69,174
Sumitomo Metal Mining	5,000	69,059

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Sumitomo Mitsui Construction	36,500	$34,396
Sumitomo Mitsui Financial Group	6,400	216,190
Sumitomo Mitsui Trust Holdings	1,700	55,542
Sumitomo Osaka Cement	13,000	60,349
Sumitomo Realty & Development	2,000	51,842
Sumitomo Riko	1,300	12,232
Sumitomo Rubber Industries	5,000	75,629
Sumitomo Seika Chemicals	400	14,177
Sumitomo Warehouse	5,000	26,635
Sun Frontier Fudousan	1,300	13,136
Sundrug	200	16,788
Suntory Beverage & Food	600	25,943
Suruga Bank	1,300	31,161
Suzuken Aichi	1,600	52,833
Suzuki Motor	1,500	50,243
†SWCC Showa Holdings	16,000	11,143
Sysmex	900	66,774
T Hasegawa	800	14,789
T RAD	8,000	15,549
T&D Holdings	6,200	69,943
T&K Toka	1,200	11,466
Tabuchi Electric	1,600	5,369
Tachibana Eletech	1,300	13,043
Tachi-S	200	3,248
Tadano	3,000	29,528
Taiheiyo Cement	34,000	97,834
Taiho Kogyo	900	9,927
Taikisha	500	12,382
Taiko Bank	6,000	12,851
Taiyo Holdings	400	13,780
Taiyo Nippon Sanso	5,600	58,429
Taiyo Yuden	4,500	44,503
Takara Holdings	1,600	14,983
Takara Leben	1,900	12,851
Takara Standard	500	9,284
Takasago International	600	16,116
Takasago Thermal Engineering	800	11,897
Takashimaya	6,000	49,266
†Takata	1,700	6,002
Takeda Pharmaceutical	2,800	134,203
Takeei	900	7,348
Takeuchi Manufacturing	1,800	30,405
Takiron	4,000	18,214
Takuma	1,000	9,444
Tamron	700	11,339
Tamura	4,000	15,245
Tatsuta Electric Wire & Cable	3,600	12,704
TDK	1,700	113,899
TDK ADR	200	13,348
Teijin	6,000	116,400
Temp Holdings	1,500	26,345
Terumo	500	19,233

LVIP Dimensional International Core Equity Fund—20

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
THK	2,300	$45,242
Toa Hyogo	1,000	9,047
TOA ROAD	3,000	7,544
Toa Tokyo	600	11,149
Toagosei	3,700	40,215
Tobu Railway	9,000	45,847
Tocalo	600	13,131
Tochigi Bank	4,000	16,244
Toda	4,000	21,091
Toei	1,000	8,106
Toenec	1,000	4,908
Toho	300	6,897
Toho Bank	4,000	14,079
Toho Gas	4,000	37,457
Toho Holdings	1,000	21,220
Toho Titanium	1,700	12,277
Toho Zinc	5,000	16,255
Tohoku Electric Power	1,900	24,778
Tokai Carbon	7,000	19,043
Tokai Gifu	500	17,743
TOKAI Holdings	2,800	17,944
Tokai Rika	2,700	52,867
Tokai Tokyo Financial Holdings	6,500	31,517
Token	300	22,353
Tokio Marine Holdings	1,900	72,865
Tokushu Tokai Paper	400	14,257
†Tokuyama	13,000	54,488
Tokyo Dome	2,000	18,720
†Tokyo Electric Power Holdings	6,000	25,991
Tokyo Electron	600	53,030
Tokyo Gas	10,000	44,490
Tokyo Keiki	5,000	8,247
Tokyo Ohka Kogyo	600	18,299
Tokyo Rope Manufacturing	600	10,068
Tokyo Seimitsu	600	16,018
Tokyo Steel Manufacturing	1,600	10,808
Tokyo Tatemono	5,800	69,769
Tokyo TY Financial Group	700	19,563
Tokyu	5,000	38,142
Tokyu Construction	1,900	19,004
Tokyu Fudosan Holdings	10,900	59,275
TOMONY Holdings	2,900	13,508
Tomy	3,600	37,957
Tonami Holdings	5,000	13,287
TonenGeneral Sekiyu	3,000	30,423
Topcon	2,600	37,142
Toppan Forms	1,800	18,916
Toppan Printing	5,000	45,135
Topre	1,600	33,660
Topy Industries	500	10,333
Toray Industries	5,000	48,697
Toridoll	400	9,206

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Torii Pharmaceutical	600	$12,971
Torishima Pump Manufacturing	200	2,090
Toshiba Machine	6,000	20,606
Toshiba Plant Systems & Services	600	9,697
†Toshiba TEC	8,000	32,364
Tosoh	22,000	135,599
Totetsu Kogyo	700	20,118
TOTO	700	26,465
Tottori Bank	600	9,730
Towa Bank	13,000	11,480
Towa Pharmaceutical	300	12,198
Toyo Construction	5,200	22,573
Toyo Engineering	3,000	9,720
Toyo Ink SC Holdings	6,000	26,915
Toyo Kohan	2,600	7,302
Toyo Seikan Group Holdings	900	15,911
Toyo Tire & Rubber	2,400	33,756
Toyobo	27,000	45,341
Toyoda Gosei	3,800	88,350
Toyota Boshoku	3,200	71,631
Toyota Motor	17,984	1,043,188
Toyota Motor ADR	1,489	172,813
Toyota Tsusho	7,600	176,622
TPR	800	22,505
Trancom	200	12,565
Trend Micro	400	13,954
Trusco Nakayama	500	26,658
TS Tech	1,300	32,920
Tsubakimoto Chain	6,000	46,496
Tsukishima Kikai	1,500	16,644
Tsukuba Bank	3,300	9,488
Tsukui	2,800	19,980
Tsumura	1,300	37,008
Tsuruha Holdings	200	23,120
Tsurumi Manufacturing	800	12,464
Tv Tokyo Holdings	1,000	21,956
UACJ	10,000	30,081
Ube Industries	49,000	93,712
Ulvac	1,600	47,818
Unicharm	500	12,974
Union Tool	300	7,983
Unipres	1,800	31,781
United Arrows	300	7,310
United Super Markets Holdings	1,800	17,771
†Unitika	25,000	14,426
†Universal Entertainment	900	26,749
Unizo Holdings	300	8,367
USS	1,100	18,617
Valor Holdings	1,100	31,025
Vital KSK Holdings	400	4,238
VT Holdings	2,100	11,176
Wacoal Holdings	2,000	22,576

LVIP Dimensional International Core Equity Fund—21

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Wacom	2,500	$7,569
Warabeya Nichiyo	500	10,482
Welcia Holdings	400	27,575
West Holdings	300	2,123
West Japan Railway	400	24,814
Xebio Holdings	100	1,498
Yahagi Construction	1,500	13,577
Yahoo Japan	9,000	35,899
YAMABIKO	1,600	14,446
Yamada Denki	3,800	18,848
Yamagata Bank	6,000	25,349
Yamaguchi Financial Group	5,000	53,296
Yamaha	800	25,897
Yamaha Motor	3,300	66,671
Yamaichi Electronics	1,500	12,707
Yamanashi Chuo Bank	3,000	12,945
Yamatane	900	11,956
Yamato Holdings	900	20,979
Yamato Kogyo	1,300	38,476
Yamazaki Baking	1,000	24,589
Yamazen	2,400	18,364
Yaoko	200	7,911
Yaskawa Electric	5,000	74,785
Yellow Hat	500	10,276
Yodogawa Steel Works	1,000	26,853
Yokogawa Electric	4,600	61,280
Yokohama Reito	600	6,376
Yokohama Rubber	3,200	51,223
Yorozu	1,000	14,689
Yurtec	1,000	5,527
Yusen Logistics	900	8,726
Yushiro Chemical Industry	1,000	14,186
Zensho Holdings	1,500	26,833
Zeon	6,000	53,219
Zojirushi	300	4,903

		35,480,978

Netherlands–2.74%
Aalberts Industries	2,757	93,902
Accell Group	622	15,805
Aegon	12,578	47,978
Aegon New York Shares	1,600	6,176
Akzo Nobel	3,998	270,424
†Altice Class A	1,531	27,419
AMG Advanced Metallurgical Group	1,768	36,977
Amsterdam Commodities	644	16,028
APERAM	1,419	63,976
Arcadis	2,678	38,490
†ArcelorMittal	3,013	18,374
†ArcelorMittal New York Shares	21,085	127,353
ASM International	1,628	66,548
ASML Holding	433	47,453

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Netherlands (continued)
BE Semiconductor Industries	2,089	$71,267
Beter Bed Holding	484	10,825
BinckBank	1,430	8,153
Boskalis Westminster	2,172	77,303
Brunel International	605	10,578
Corbion	2,379	64,037
Delta Lloyd	14,307	65,621
†Fugro CVA	2,253	36,452
Gemalto	1,603	102,703
#Grandvision 144A	498	13,831
Heineken	1,086	95,461
IMCD Group	477	20,949
ING Groep	11,893	146,826
ING Groep ADR	6,300	77,742
Kendrion	498	15,205
Koninklijke Ahold Delhaize	26,515	603,905
Koninklijke Ahold Delhaize ADR	3,206	72,616
Koninklijke BAM Groep	10,445	48,417
Koninklijke DSM	2,523	170,392
Koninklijke KPN	103,811	344,418
Koninklijke Philips	3,264	96,580
Koninklijke Philips New York Shares	1,556	46,042
Koninklijke Vopak	1,961	102,849
Nederland Apparatenfabriek	289	9,739
NN Group	2,519	77,334
†PostNL	8,162	37,031
Randstad Holding	2,595	118,001
RELX	3,294	58,919
RELX ADR	1,230	21,968
SBM Offshore	5,514	78,300
Sligro Food Group	739	27,407
TKH Group CVA	1,018	39,743
†TomTom	3,995	38,221
Unilever CVA	2,188	100,808
Unilever New York Shares	2,400	110,640
Van Lanschot CVA	475	9,605
Wessanen	2,505	32,147
Wolters Kluwer	3,500	149,629

		4,088,567

New Zealand–0.52%
Air New Zealand	17,408	23,613
Auckland International Airport	4,027	21,584
Chorus	8,416	23,974
Contact Energy	4,150	15,232
EBOS Group	4,086	56,139
Fisher & Paykel Healthcare	6,224	45,435
Fletcher Building	14,790	115,827
Freightways	3,723	17,824
Genesis Energy	17,212	26,204
Infratil	11,249	26,553
Mainfreight	2,869	37,112

LVIP Dimensional International Core Equity Fund—22

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
New Zealand (continued)
Mercury	3,950	$8,760
Metlifecare	6,446	29,357
New Zealand Refining	7,205	12,865
Port of Tauranga	1,598	22,822
SKY Network Television	9,600	34,438
SKYCITY Entertainment Group	17,553	58,615
Spark New Zealand	22,300	58,669
Summerset Group Holdings	11,663	45,084
Trade Me Group	12,535	51,371
Vector	5,268	12,667
Warehouse Group	6,110	13,049
Z Energy	3,466	21,221

		778,415

Norway–0.96%
ABG Sundal Collier Holding	15,637	9,956
AF Gruppen	854	16,878
Aker Class A	1,440	49,640
†Aker Solutions	2,616	12,291
†Atea	2,405	24,367
Austevoll Seafood	4,213	35,510
Bakkafrost	490	20,499
Borregaard	2,612	23,481
#BW LPG 144A	3,677	10,529
BW Offshore	134,664	5,761
†Det Norske Oljeselskap	5,231	83,448
DNB	5,696	74,884
Ekornes	768	9,866
†Fred Olsen Energy	1,724	2,407
Frontline	2,974	21,580
Gjensidige Forsikring	702	13,130
Grieg Seafood	1,259	10,056
†Kongsberg Automotive	21,255	17,414
Kongsberg Gruppen	716	11,106
Leroy Seafood Group	319	16,148
†Marine Harvest	3,316	59,483
†Nordic Semiconductor	2,947	14,418
Norsk Hydro	18,866	81,572
†Norwegian Air Shuttle	259	9,506
Ocean Yield	2,180	17,979
†Opera Software	2,227	15,460
Orkla	1,766	18,287
†Petroleum Geo-Services	7,553	16,682
Protector Forsikring	705	6,712
†REC Silicon	113,969	15,966
Salmar	1,165	35,617
Schibsted	331	9,747
†Seadrill	13,905	32,955
†Seadrill	2,073	5,059
SpareBank 1 SR-Bank	2,441	13,947
Statoil	10,531	176,798
Statoil ADR	3,900	65,520

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Norway (continued)
Stolt-Nielsen	777	$10,098
†Storebrand	9,816	48,650
†Subsea 7	5,663	61,109
Telenor	3,119	53,634
TGS Nopec Geophysical	5,590	100,986
Tomra Systems	1,480	17,201
Veidekke	2,004	30,864
Yara International	1,484	49,451

		1,436,652

Portugal–0.27%
Altri	3,521	12,305
†Banco BPI	16,533	20,977
†Banco Comercial Portugues Class R	1,624,565	28,084
CTT-Correios de Portugal	1,773	11,936
EDP - Energias de Portugal	11,203	37,597
EDP Renovaveis	5,921	47,510
Galp Energia	5,479	74,854
Jeronimo Martins	2,133	36,968
Navigator	20,963	60,275
NOS	6,275	42,699
REN - Redes Energeticas Nacionais	3,862	11,288
Semapa-Sociedade de Investimento e Gestao	826	10,564
Sonae	17,375	13,265

		408,322

Singapore–1.07%
Boustead Singapore	12,700	7,543
Bukit Sembawang Estates	7,100	23,262
CapitaLand	9,200	21,719
Chip Eng Seng	1,600	746
City Developments	3,800	25,416
ComfortDelGro	23,000	47,575
CSE Global	25,500	7,786
CWT	7,500	10,999
Dairy Farm International Holdings	3,100	22,036
DBS Group Holdings	11,100	125,950
Delfi	3,900	5,977
†Ezion Holdings	44,590	9,073
First Resources	15,000	20,188
Frasers Centrepoint	17,500	19,121
Genting Singapore	27,200	15,031
GL	20,900	11,972
Global Logistic Properties	23,000	31,725
†GMG Global	29,800	10,817
Golden Agri-Resources	136,400	35,664
Great Eastern Holdings	700	10,472
Hong Fok	19,800	9,762
Hongkong Land Holdings	2,000	14,250
Hutchison Port Holdings Trust	183,000	81,694
Hyflux	16,000	5,592

LVIP Dimensional International Core Equity Fund—23

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore (continued)
Indofood Agri Resources	26,500	$8,769
Jardine Cycle & Carriage	588	18,573
Keppel	13,300	52,934
Keppel Infrastructure Trust	21,000	7,777
M1	8,600	15,168
Mandarin Oriental International	4,700	6,139
Noble Group	369,300	41,613
Olam International	9,600	14,522
OUE	6,300	8,073
Oversea-Chinese Banking	21,488	136,946
QAF	12,400	11,048
Religare Health Trust	23,800	18,238
Riverstone Holdings	20,800	13,748
SATS	6,900	25,222
Sembcorp Industries	27,600	52,819
†SIIC Environment Holdings	19,160	8,711
Sinarmas Land	50,600	18,209
Singapore Airlines	13,200	101,979
Singapore Exchange	5,000	27,272
Singapore Post	26,300	28,223
Singapore Technologies Engineering	4,100	9,752
Singapore Telecommunications	27,900	81,605
SMRT	24,300	29,985
StarHub	6,600	16,665
Super Group	38,000	22,216
United Engineers	16,300	29,587
United Industrial	4,400	8,782
United Overseas Bank	6,500	90,180
UOB-Kay Hian Holdings	6,400	6,153
UOL Group	6,900	28,521
Venture	6,500	43,030
Wilmar International	12,400	29,440
Wing Tai Holdings	8,100	10,053

		1,596,322

Spain–2.39%
Abertis Infraestructuras	1,892	29,476
Acciona	933	70,519
Acerinox	3,241	42,871
ACS Actividades de Construccion y Servicios	2,694	81,439
#Aena 144A	22	3,247
Amadeus IT Holding	2,372	118,394
Applus Services	2,284	23,210
Atresmedia de Medios de Comunicacion	2,420	26,542
Banco Bilbao Vizcaya Argentaria	84,818	513,197
Banco Bilbao Vizcaya Argentaria ADR	5,660	33,734
Banco de Sabadell	89,139	114,199
Banco Popular Espanol	65,263	80,774
Banco Santander	37,603	166,820
Banco Santander ADR	26,050	114,882

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Spain (continued)
Bankia	25,490	$20,916
Bankinter	11,499	81,816
Bolsas y Mercados Espanoles SHMSF	1,398	41,554
CaixaBank	8,705	21,998
CIE Automotive	1,021	20,102
Construcciones y Auxiliar de Ferrocarriles	40	16,077
Distribuidora Internacional de Alimentacion	10,903	67,516
Ebro Foods	879	20,446
Enagas	3,734	112,327
Endesa	2,284	48,968
Faes Farma	5,055	19,503
Ferrovial	1,441	30,683
Gamesa Tecnologica	5,257	125,957
Gas Natural SDG	8,813	181,178
Grifols	1,754	37,808
Grupo Catalana Occidente	1,101	32,727
Iberdrola	52,012	353,649
Industria de Diseno Textil	2,536	94,030
Inmobiliaria Colonial	3,598	26,171
†Liberbank	7,747	6,515
Mapfre	23,231	64,996
Mediaset Espana Comunicacion	2,634	31,224
Melia Hotels International	1,845	23,007
Miquel y Costas & Miquel	308	13,256
†NH Hotel Group	639	2,916
Obrascon Huarte Lain	5,166	20,732
Papeles y Cartones de Europa	2,327	12,520
†Promotora de Informaciones Class A	2,956	18,938
Prosegur Cia de Seguridad	5,213	36,391
Red Electrica	2,660	57,394
Repsol	10,441	141,832
Sacyr	11,977	25,277
Tecnicas Reunidas	621	24,228
Telefonica ADR	19,100	192,528
Tubacex	2,817	8,351
Vidrala	512	29,966
Viscofan	946	51,198
Zardoya Otis	3,503	33,703

		3,567,702

Sweden–2.70%
AAK	551	40,711
†AddLife	258	4,107
AddTech Class B	828	12,972
AF	1,091	21,220
Alfa Laval	3,498	54,841
Assa Abloy Class B	2,405	48,883
Atlas Copco Class A	1,827	55,001
Atlas Copco Class B	1,068	29,183
Avanza Bank Holding	406	16,038

LVIP Dimensional International Core Equity Fund—24

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Sweden (continued)
Axfood	915	$16,153
B&B Tools Class B	1,030	23,008
Beijer Alma Class B	1,082	26,778
Beijer Ref	567	14,309
†Betsson	1,775	19,623
Bilia Class A	2,716	66,961
BillerudKorsnas	6,702	118,594
BioGaia Class B	302	8,801
Boliden	5,797	136,257
†Bonava Class B	1,495	18,856
Byggmax Group	1,674	12,641
Castellum	1,057	15,836
Clas Ohlson Class B	1,203	18,728
Cloetta Class B	4,816	17,459
Com Hem Holding	3,686	34,016
Concentric	2,269	30,549
Dios Fastigheter	1,538	11,611
Duni	1,284	19,543
Electrolux Class B	2,047	51,271
Elekta Class B	1,918	18,570
Fabege	1,382	25,196
†Fastighets Balder Class B	915	24,326
†Fingerprint Cards Class B	5,400	63,353
Getinge Class B	918	17,796
Gunnebo	3,239	14,943
Haldex	1,307	18,357
Hemfosa Fastigheter	1,169	12,676
Hennes & Mauritz Class B	2,119	59,810
Hexagon Class B	652	28,474
Hexpol	6,700	60,076
†HIQ International	2,708	19,255
Holmen Class B	1,708	60,843
Hufvudstaden Class A	1,839	31,864
Husqvarna Class A	1,725	14,990
Husqvarna Class B	10,966	95,707
ICA Gruppen	727	24,015
Indutrade	903	19,391
Intrum Justitia	978	31,542
ITAB Shop Concept Class B	1,500	13,784
JM	2,030	55,489
KappAhl	3,150	16,056
KNOW IT	1,633	15,234
Kungsleden	3,111	22,753
Lagercrantz Group Class B	1,482	14,635
Lindab International	1,667	16,365
Loomis Class B	2,058	63,510
†Lundin Petroleum	1,829	33,478
†Medivir Class B	1,410	11,464
Mekonomen	1,414	27,544
Millicom International Cellular SDR	1,381	71,552
Modern Times Group Class B	946	24,234
Mycronic	2,215	27,668

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Sweden (continued)
NCC Class B	1,495	$39,177
†NetEnt	3,048	27,914
Nibe Industrier Class B	3,204	28,526
Nobia	3,968	37,697
Nolato Class B	1,916	58,739
Nordea Bank	13,117	130,258
†Oriflame Holding	868	31,792
Peab	5,237	45,173
Proact IT Group	780	12,908
Ratos Class B	5,331	25,309
Rezidor Hotel Group	5,074	22,061
Saab Class B	1,001	35,639
Sagax Class B	1,345	14,295
Sandvik	9,776	107,572
†SAS	6,329	12,617
Securitas Class B	2,390	40,025
Skandinaviska Enskilda Banken Class A	6,997	70,330
Skanska Class B	895	20,910
SKF Class B	4,536	78,334
SkiStar	1,095	17,678
†SSAB Class A	8,412	24,530
†SSAB Class B	20,728	50,560
†SSAB Class B	7,881	19,215
Svenska Cellulosa Class B	4,553	135,137
Svenska Handelsbanken Class A	6,596	90,669
Sweco Class B	1,012	20,864
Swedbank Class A	2,721	63,934
Swedish Match	1,220	44,764
Tele2 Class B	8,239	71,120
Telefonaktiebolaget LM Ericsson Class B	15,695	113,322
Telia	27,462	123,005
#Thule Group 144A	917	15,640
Trelleborg Class B	2,976	58,293
Unibet Group SDR	7,464	69,369
Victoria Park Class B	9,142	26,108
Vitrolife	148	9,389
Volvo Class A	4,893	55,810
Volvo Class B	12,462	142,290
Wallenstam Class B	1,601	13,504
Wihlborgs Fastigheter	1,310	27,879

		4,031,256

Switzerland–6.91%
†ABB	30,045	677,153
†ABB ADR	5,300	119,303
†Actelion	511	88,676
Adecco	2,784	156,922
†AFG Arbonia-Forster Holding	1,804	28,132
†Allreal Holding	379	57,541
†Alpiq Holding	237	21,956

LVIP Dimensional International Core Equity Fund—25

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
ams	2,708	$87,991
APG SGA	29	12,306
†Aryzta	2,969	132,066
Ascom Holding	1,103	19,871
Autoneum Holding	103	28,981
Baloise Holding	693	83,910
Bank Coop Class B	246	10,546
Banque Cantonale Vaudoise	61	40,055
†Barry Callebaut	62	82,514
Belimo Holding Class R	16	52,686
Bell	30	13,124
Berner Kantonalbank	121	23,035
BKW	430	20,604
Bobst Group	566	31,606
†Bossard Holding Class A	279	36,746
Bucher Industries	164	41,067
Burckhardt Compression Holding	82	23,222
Burkhalter Holding	128	17,321
†Calida Holding	290	9,537
†Cembra Money Bank	579	45,421
Chocoladefabriken Lindt & Spruengli Class R	1	68,250
Cie Financiere Richemont	2,028	123,683
†Clariant	7,351	126,729
Coltene Holding	149	10,736
Conzzeta	16	11,034
COSMO Pharmaceuticals	66	10,525
†Credit Suisse Group	5,581	73,349
Credit Suisse Group ADR	583	7,661
Daetwyler Holding Class B	454	65,425
DKSH Holding	919	67,605
†dorma+kaba Holding Class B	62	45,966
†Dufry	474	59,426
†Emmi	84	57,602
EMS-Chemie Holding	85	45,688
†Feintool International Holding	85	10,149
Flughafen Zuerich	1,195	233,615
†Forbo Holding	24	32,287
Galenica	70	74,440
†GAM Holding	1,968	18,852
†Gategroup Holding	795	45,007
Geberit	234	102,572
Georg Fischer	126	110,463
Givaudan	48	97,859
†Gurit Holding Class B	24	21,889
Helvetia Holding	174	87,773
Huber + Suhner	499	33,284
Implenia	363	25,668
†Inficon Holding	61	23,368
Interroll Holding Class R	40	44,591
†Julius Baer Group	1,711	69,744
Jungfraubahn Holding	78	7,639

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
†Kardex	391	$37,637
Komax Holding Class R	72	17,643
†Kudelski Class B	1,531	28,545
Kuehne + Nagel International	221	32,117
†LafargeHolcim	3,837	207,831
LEM Holding	12	13,587
Liechtensteinische Landesbank Class B	592	23,765
Logitech International Class R	2,260	50,760
Logitech International Class R	1,164	26,127
†Lonza Group	1,893	362,318
†Luzerner Kantonalbank	122	50,200
Metall Zug	4	13,011
Mobilezone Holding	775	11,368
†Mobimo Holding	176	44,843
Nestle	18,404	1,453,255
Novartis	6,991	551,732
Novartis ADR	161	12,713
†OC Oerlikon	4,995	49,915
†Orior	228	19,315
Panalpina Welttransport Holding	333	46,398
Partners Group Holding	200	101,047
Phoenix Mecano Class B	34	17,639
PSP Swiss Property	521	49,646
†Rieter Holding	85	17,244
Roche Holding	1,655	411,265
Roche Holding Class B	103	25,547
Romande Energie Holding	5	6,011
Schindler Holding	107	20,267
†Schmolz + Bickenbach	14,538	9,880
Schweiter Technologies Class B	42	48,636
†SFS Group	141	11,117
SGS	34	76,186
†Siegfried Holding	157	34,277
Sika Bearer Shares	45	219,245
Sonova Holding	924	131,020
St Galler Kantonalbank	52	20,352
Straumann Holding Class R	160	62,592
Sulzer	1,096	114,750
#†Sunrise Communications Group 144A	606	42,299
Swatch Group	228	64,635
Swatch Group Bearer Shares	552	30,735
†Swiss Life Holding	656	170,116
Swiss Re	1,226	110,730
Swisscom	223	106,074
Syngenta	2,057	900,848
Tamedia	131	21,575
†Temenos Group	1,071	67,536
†u-blox Holding	95	20,563
UBS Group	12,865	175,221
UBS Group	5,789	79,080
Valiant Holding	414	38,089

LVIP Dimensional International Core Equity Fund—26

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
Valora Holding	110	$31,347
Vaudoise Assurances Holding	22	11,142
Vontobel Holding Class R	782	38,879
VP Bank	13	1,375
VZ Holding	61	17,134
†Ypsomed Holding	55	11,279
Zuger Kantonalbank Class B	3	15,270
†Zurich Insurance Group	584	150,610

		10,309,509

United Kingdom–16.42%
888 Holdings	9,831	28,225
A.G. Barr	1,857	12,357
AA	3,379	12,892
Aberdeen Asset Management	18,845	79,542
Acacia Mining	1,931	12,452
Acal	3,315	11,804
Admiral Group	2,633	69,883
Aggreko	7,474	92,143
Amec Foster Wheeler	7,097	52,645
Anglo American	26,198	326,710
Antofagasta	10,457	70,835
Arrow Global Group	5,259	20,074
Ashmore Group	5,839	26,724
Ashtead Group	10,501	172,577
Associated British Foods	432	14,556
AstraZeneca ADR	10,549	346,640
#Auto Trader Group 144A	1,469	7,722
AVEVA Group	2,625	67,844
Aviva	6,856	39,121
Aviva ADR	11,546	132,894
Avon Rubber	818	10,709
B&M European Value Retail	9,625	31,798
Babcock International Group	10,054	134,603
BAE Systems	19,577	132,992
†Balfour Beatty	11,642	42,127
Barclays ADR	18,718	162,659
Barratt Developments	54,678	350,050
BBA Aviation	22,133	71,638
Beazley	10,797	54,082
Bellway	11,002	337,387
Berendsen	7,561	121,558
Berkeley Group Holdings	3,348	111,869
BGEO group	715	26,913
BHP Billiton ADR	5,944	180,579
Bodycote	10,306	78,522
Booker Group	46,542	107,360
Bovis Homes Group	4,123	46,747
BP ADR	22,578	793,842
Brammer	3,884	6,041
Brewin Dolphin Holdings	10,172	34,781
British American Tobacco	2,251	143,560

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
British American Tobacco ADR	1,500	$191,475
Britvic	4,680	36,590
BT Group	27,339	137,551
BT Group ADR	2,800	71,204
†BTG	1,621	13,315
Bunzl	1,748	51,546
Burberry Group	5,077	90,595
Cape	7,155	19,359
Capita	2,329	20,175
Capital & Counties Properties	9,881	36,832
Card Factory	7,755	30,841
Carillion	12,965	41,657
Carnival	801	39,080
Centamin	26,458	50,820
Centrica	44,093	130,373
†Chemring Group	5,561	10,145
Chesnara	2,922	12,517
Cineworld Group	5,160	38,766
Clarkson	519	14,096
Close Brothers Group	3,787	67,167
Cobham	37,266	81,072
†Coca-Cola HBC	4,056	94,227
Compass Group	4,674	90,520
Computacenter	4,566	42,019
Connect Group	11,057	21,676
Consort Medical	851	11,930
Costain Group	5,650	26,321
Countrywide	2,878	8,089
Cranswick	965	29,243
Crest Nicholson Holdings	7,287	42,610
Croda International	922	41,605
†CYBG CDI	2,260	7,643
Daily Mail & General Trust	4,762	45,887
Dairy Crest Group	10,235	85,964
DCC	3,323	301,916
De La Rue	3,905	30,116
Debenhams	24,853	17,952
Dechra Pharmaceuticals	2,720	49,111
Development Securities	6,068	13,823
Devro	10,377	31,887
Diageo	3,922	112,340
Diageo ADR	143	16,594
Dignity	883	32,074
Diploma	3,905	44,490
Direct Line Insurance Group	27,797	131,306
Dixons Carphone	31,836	152,063
Domino’s Pizza Group	9,282	44,936
Drax Group	12,781	50,578
DS Smith	71,337	354,960
e2v technologies	5,229	16,242
easyJet	2,846	37,109
Electrocomponents	9,327	41,043

LVIP Dimensional International Core Equity Fund—27

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Elementis	15,959	$44,988
†EnQuest	39,301	13,618
†Enterprise Inns	18,886	22,766
Entertainment One	3,920	11,504
Essentra	2,386	15,023
esure Group	9,338	36,746
Euromoney Institutional Investor	529	7,587
†Evraz	13,963	29,147
Experian	3,396	67,845
Fenner	4,323	11,207
†Ferrexpo	12,597	12,123
Fidessa Group	2,138	66,580
†Firstgroup	39,397	53,936
Foxtons Group	7,206	9,363
Fresnillo	2,052	48,148
G4S	34,738	102,433
Galliford Try	1,898	32,583
GAME Digital	3,172	3,084
Gem Diamonds	5,209	8,338
Genus	1,412	35,652
GKN	38,500	159,756
GlaxoSmithKline	10,422	221,973
GlaxoSmithKline ADR	7,200	310,536
†Glencore	77,472	212,132
Go-Ahead Group	769	20,259
Grafton Group	4,564	29,390
Greencore Group	11,379	49,459
Greene King	7,237	72,555
Greggs	3,785	49,737
Halfords Group	5,506	24,958
Halma	12,799	173,770
Hargreaves Lansdown	6,159	101,416
Hays	18,420	31,003
Headlam Group	2,792	17,877
Helical Bar	2,976	10,434
Henderson Group	7,136	21,422
Hikma Pharmaceuticals	2,646	69,118
Hill & Smith Holdings	2,969	43,639
Hiscox	6,411	86,509
Hochschild Mining	6,662	25,037
HomeServe	20,431	152,532
Howden Joinery Group	7,861	44,041
HSBC Holdings ADR	17,832	670,656
Hunting	4,363	25,971
ICAP	12,555	75,610
IG Group Holdings	11,120	125,474
†Imagination Technologies Group	4,251	13,596
IMI	3,371	46,915
Imperial Brands	2,280	117,353
Inchcape	19,753	168,548
Indivior	11,493	45,706
Informa	8,615	79,481

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Inmarsat	17,144	$156,290
Intercontinental Hotels Group ADR	1,394	58,032
International Consolidated Airlines Group	1,340	6,953
International Consolidated Airlines Group (London Stock Exchange)	7,151	36,945
International Personal Finance	3,182	10,725
Interserve	4,306	20,621
Intertek Group	3,526	159,177
Investec	11,401	69,498
ITE Group	10,902	22,830
ITV	16,089	39,027
J D Wetherspoon	3,080	37,546
J Sainsbury	52,047	165,773
James Fisher & Sons	2,703	57,072
Jardine Lloyd Thompson Group	4,141	54,153
JD Sports Fashion	1,252	23,937
John Menzies	2,045	15,453
John Wood Group	7,990	78,649
Johnson Matthey	5,004	213,442
Jupiter Fund Management	10,536	58,088
†KAZ Minerals	17,192	49,133
KCOM Group	15,335	23,042
Keller Group	2,004	22,753
Kier Group	1,594	27,080
Kingfisher	17,813	86,911
Ladbrokes	17,525	31,780
Laird	13,309	54,736
†Lamprell	12,474	11,156
Lancashire Holdings	4,267	37,032
Laura Ashley Holdings	18,438	5,138
Lavendon Group	11,835	20,709
Legal & General Group	56,573	160,329
†Liberty Global Class A	1,294	44,239
†Liberty Global Class C	3,169	104,692
†Liberty Global LiLAC	440	12,342
†Liberty Global LiLAC Class A	161	4,442
Lloyds Banking Group ADR	44,625	128,074
†Lonmin	4,567	11,807
Lookers	14,659	21,755
LSL Property Services	3,879	10,734
Man Group	36,325	52,916
Marks & Spencer Group	25,104	107,699
Marshalls	7,159	26,464
Marston’s	16,680	31,648
†McBride	15,062	36,605
Mears Group	4,643	27,623
Mediclinic International	1,944	23,312
Meggitt	16,665	97,269
Melrose Industries	51,168	115,649
#Merlin Entertainments 144A	12,367	70,402
Michael Page International	7,805	33,870

LVIP Dimensional International Core Equity Fund—28

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Micro Focus International	2,271	$64,643
Millennium & Copthorne Hotels	7,421	41,913
Mitchells & Butlers	8,982	31,992
Mitie Group	10,021	24,931
Mondi	5,636	118,412
Moneysupermarket.com Group	8,492	33,025
Morgan Advanced Materials	12,176	45,704
Morgan Sindall Group	854	8,186
†Mothercare	4,436	6,813
N Brown Group	4,375	10,769
National Express Group	12,378	55,265
National Grid	5,875	82,972
National Grid ADR	440	31,288
NCC Group	2,225	10,094
Next	569	35,221
Northgate	4,015	22,481
Novae Group	2,374	23,555
†Ocado Group	8,442	28,968
Old Mutual	67,356	176,556
OneSavings Bank	3,383	11,124
PayPoint	2,476	33,073
†Paysafe Group	3,913	22,605
Pearson ADR	5,180	50,712
Pendragon	38,325	14,902
Pennon Group	5,370	62,088
Persimmon	14,510	341,168
Petra Diamonds	19,816	33,260
Petrofac	1,081	12,512
†Petropavlovsk	107,235	9,499
Pets at Home Group	6,229	18,989
Phoenix Group Holdings	7,137	81,252
Photo-Me International	13,399	26,919
Playtech	4,965	58,596
Premier Farnell	13,027	31,255
†Premier Foods	57,392	39,240
†Premier Oil	32,723	29,131
Provident Financial	1,557	61,136
Prudential	2,934	52,010
Prudential ADR	3,897	139,162
PZ Cussons	5,431	25,623
QinetiQ Group	18,814	57,642
Randgold Resources	1,638	164,167
Rank Group	8,180	21,758
Rathbone Brothers	299	7,092
Reckitt Benckiser Group	993	93,486
Redrow	6,451	33,384
Regus	21,202	71,695
RELX	2,920	55,373
RELX ADR	3,200	61,312
Renishaw	1,075	36,804
Rentokil Initial	33,628	96,653
Restaurant Group	6,219	30,982

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Ricardo	2,769	$34,616
Rightmove	1,237	67,684
Rio Tinto	2,407	80,000
Rio Tinto ADR	7,700	257,180
Robert Walters	1,758	8,203
†Rolls-Royce Holdings	32,336	301,685
Rotork	33,011	90,264
†Royal Bank of Scotland Group ADR	5,733	26,716
Royal Dutch Shell Class A	10,639	264,676
Royal Dutch Shell ADR Class A	5,694	285,099
Royal Dutch Shell ADR Class B	9,216	486,881
Royal Mail	19,599	124,368
RPC Group	4,657	57,871
RPS Group	7,026	15,755
RSA Insurance Group	9,922	70,075
SABMiller	3,730	217,271
Saga	7,586	20,928
Sage Group	5,815	55,560
Savills	5,233	48,547
Schroders	1,157	40,404
Schroders Non-voting	590	15,483
SDL	2,560	15,438
Senior	18,448	54,761
Severfield	10,593	8,135
Severn Trent	2,457	79,724
Shanks Group	21,898	30,938
Shire	2,155	139,349
Shire ADR	88	17,060
SIG	11,768	17,739
Sky	5,378	62,332
Smith & Nephew	4,107	66,239
Smith & Nephew ADR	1,200	39,336
Smiths Group	10,203	193,677
Soco International	5,696	9,985
Spectris	2,582	65,746
Spirax-Sarco Engineering	2,357	137,388
#Spire Healthcare Group 144A	6,438	32,955
Spirent Communications	15,901	16,900
†Sports Direct International	7,540	28,054
SSE	10,726	217,799
SSP Group	8,193	33,971
St Ives	1,227	2,111
St James’s Place	9,414	115,558
St Modwen Properties	9,782	37,276
Stagecoach Group	4,168	11,394
†Standard Chartered	26,354	214,463
Standard Life	10,649	47,440
SuperGroup	1,368	26,635
Synthomer	12,723	60,884
TalkTalk Telecom Group	5,938	15,547
Taylor Wimpey	144,942	289,098
Ted Baker	533	17,022

LVIP Dimensional International Core Equity Fund—29

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Telecom Plus	2,063	$29,574
Tesco	55,638	131,776
†Thomas Cook Group	66,553	59,633
Travis Perkins	9,776	194,989
Trinity Mirror	20,389	24,158
TT Electronics	4,717	8,575
TUI Class DI	8,315	118,156
Tullett Prebon	9,172	39,659
†Tullow Oil	26,722	87,773
UBM	4,923	45,509
UDG Healthcare	6,282	52,213
Ultra Electronics Holdings	1,750	40,201
Unilever ADR	3,600	170,640
UNITE Group	4,651	38,224
United Utilities Group	2,845	36,953
†Vectura Group	12,867	23,099
Vedanta Resources	4,337	32,758
Vesuvius	6,402	29,071
Victrex	4,154	84,333
Vodafone Group	156,066	447,586
Vodafone Group ADR	2,400	69,960
Weir Group	5,789	127,504
WH Smith	2,162	43,130
Whitbread	1,309	66,435
William Hill	18,087	71,353
Wincanton	4,471	11,880
Wm Morrison Supermarkets	58,267	164,526
Wolseley	1,855	104,330
WPP	4,681	110,030
WPP ADR	400	47,088
WS Atkins	3,195	65,699
Xaar	3,092	20,038
XP Power	694	14,887

		24,517,345

United States–0.02%
Diebold	431	10,926
†Mylan	428	16,315

		27,241

Total Common Stock (Cost $153,255,927)		147,508,111

	Number of Shares	Value (U.S. $)

ΔPREFERRED STOCK–0.47%
Germany–0.47%
Bayerische Motoren Werke 4.78%	824	$60,815
Draegerwerk 0.30%	221	15,855
FUCHS PETROLUB 2.01%	1,072	48,944
Henkel 1.24%	110	14,971
Jungheinrich 1.31%	1,563	52,901
Porsche Automobil Holding 2.12%	1,456	74,479
Sartorius 0.50%	1,144	95,304
Sixt 2.40%	905	38,993
STO 0.28%	44	5,484
Villeroy & Boch 3.49%	830	13,235
Volkswagen 0.14%	2,185	287,835

Total Preferred Stock (Cost $889,336)		708,816

ΔRIGHTS–0.00%
France–0.00%
†Air Liquide exercise price EUR 76.00 expiration 10/11/16	1,431	3,908

Total Rights (Cost $0)		3,908

MONEY MARKET FUND–0.16%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	232,521	232,521

Total Money Market Fund (Cost $232,521)		232,521

TOTAL VALUE OF SECURITIES–99.43% (Cost $154,377,784)	148,453,356
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.57%	844,858

NET ASSETS APPLICABLE TO 15,882,940 SHARES OUTSTANDING–100.00%	$149,298,214

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2016, the aggregate value of Rule 144A securities was $433,839, which represents 0.29% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

LVIP Dimensional International Core Equity Fund—30

LVIP Dimensional International Core Equity Fund

Schedule of Investments (continued)

†	Non-income producing for the period.

@	Illiquid security. At September 30, 2016, the aggregate value of illiquid securities was $8,987, which represents 0.01% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2016, the aggregate value of fair valued securities was $49,177, which represents 0.03% of the Fund’s net assets.

☐	Securities listed and traded on the Hong Kong Stock Exchange.

Summary of Abbreviations:

ADR–American Depositary Receipt

CDI–Chess Depository Interest

CVA–Dutch Certificate

FDR–Fiduciary Depository Receipt

SDR–Special Drawing Rights

LVIP Dimensional International Core Equity Fund—31

LVIP Dimensional International Core Equity Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional International Core Equity Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$154,377,784

Aggregate unrealized appreciation	$17,974,270
Aggregate unrealized depreciation	(23,898,698)

Net unrealized depreciation	$(5,924,428)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Dimensional International Core Equity Fund –32

LVIP Dimensional International Core Equity Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$256,556	$9,084,664	$—	$9,341,220
Austria	100,861	720,811	—	821,672
Belgium	218,994	1,810,308	—	2,029,302
Canada	12,929,064	—	—	12,929,064
China	8,635	19,818	—	28,453
Denmark	124,516	2,758,887	—	2,883,403
Finland	146,798	3,112,296	—	3,259,094
France	731,642	9,557,829	—	10,289,471
Germany	418,917	9,524,255	—	9,943,172
Hong Kong	95,162	4,253,191	8,987	4,357,340
Ireland	668,997	281,670	—	950,667
Israel	364,224	553,180	—	917,404
Italy	201,572	3,313,968	—	3,515,540
Japan	729,726	34,711,062	40,190	35,480,978
Netherlands	691,714	3,396,853	—	4,088,567
New Zealand	—	778,415	—	778,415
Norway	193,656	1,242,996	—	1,436,652
Portugal	10,564	397,758	—	408,322
Singapore	103,160	1,493,162	—	1,596,322
Spain	406,125	3,161,577	—	3,567,702
Sweden	260,269	3,770,987	—	4,031,256
Switzerland	1,145,416	9,164,093	—	10,309,509
United Kingdom	6,891,433	17,625,912	—	24,517,345
United States	16,315	10,926	—	27,241
Preferred Stock	18,719	690,097	—	708,816
Rights	—	—	3,908	3,908
Money Market Fund	232,521	—	—	232,521

Total	$26,965,556	$121,434,715	$53,085	$148,453,356

As a result of utilizing international fair value pricing at September 30, 2016, the majority of the Fund’s common stock was categorized as Level 2.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional International Core Equity Fund –33

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.08%
Aerospace & Defense–1.96%
AAR	1,552	$48,609
†Aerojet Rocketdyne Holdings	2,796	49,154
†Aerovironment	1,176	28,706
†Astronics	1,340	60,367
†Astronics Class B	482	21,781
B/E Aerospace	2,315	119,593
Boeing	3,171	417,748
BWX Technologies	2,465	94,582
Cubic	1,296	60,666
Curtiss-Wright	2,325	211,831
†DigitalGlobe	3,100	85,250
†Ducommun	1,095	25,010
†Engility Holdings	1,284	40,446
†Esterline Technologies	1,447	110,030
General Dynamics	2,570	398,761
HEICO	1,177	81,448
HEICO Class A	1,714	103,714
Hexcel	4,405	195,141
Huntington Ingalls Industries	1,434	220,004
†KEYW Holding	83	916
†KLX	2,449	86,205
†Kratos Defense & Security Solutions	2,339	16,116
L-3 Communications Holdings	1,068	160,980
Lockheed Martin	1,267	303,725
†Mercury Systems	2,137	52,506
†Moog Class A	1,776	105,743
Northrop Grumman	1,151	246,256
Orbital ATK	1,808	137,824
Raytheon	2,222	302,481
Rockwell Collins	1,452	122,462
†Sparton	651	17,095
†Spirit AeroSystems Holdings Class A	3,585	159,676
†TASER International	1,980	56,648
†Teledyne Technologies	1,570	169,450
Textron	6,060	240,885
†TransDigm Group	397	114,781
Triumph Group	2,184	60,890
United Technologies	11,704	1,189,126
†Vectrus	700	10,661
†Wesco Aircraft Holdings	5,108	68,600

		5,995,867

Air Freight & Logistics–0.62%
†Air Transport Services Group	3,863	55,435
†Atlas Air Worldwide Holdings	1,091	46,717
CH Robinson Worldwide	1,590	112,031
†Echo Global Logistics	1,028	23,706
Expeditors International of Washington	1,720	88,614
FedEx	5,021	877,068
Forward Air	1,203	52,042
†Hub Group Class A	1,581	64,442

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Air Freight & Logistics (continued)
Park-Ohio Holdings	841	$30,654
†Radiant Logistics	4,220	11,985
United Parcel Service Class B	3,468	379,260
†XPO Logistics	4,535	166,298

		1,908,252

Airlines–0.76%
Alaska Air Group	4,189	275,888
Allegiant Travel	373	49,262
American Airlines Group	4,187	153,286
Copa Holdings Class A	1,277	112,287
Delta Air Lines	9,107	358,452
†Hawaiian Holdings	3,194	155,228
†JetBlue Airways	11,120	191,709
SkyWest	2,247	59,343
Southwest Airlines	9,962	387,422
†Spirit Airlines	3,564	151,577
†United Continental Holdings	8,458	443,791

		2,338,245

Auto Components–1.07%
†American Axle & Manufacturing Holdings	4,890	84,206
Autoliv	2,049	218,833
BorgWarner	5,050	177,659
Cooper Tire & Rubber	3,194	121,436
†Cooper-Standard Holding	928	91,687
Dana	7,617	118,749
Delphi Automotive	1,895	135,151
†Dorman Products	1,840	117,576
Drew Industries	1,644	161,145
†Federal-Mogul Holdings Class A	4,366	41,957
†Fox Factory Holding	1,720	39,509
Gentex	12,509	219,659
†Gentherm	1,671	52,503
Goodyear Tire & Rubber	7,442	240,377
†Horizon Global	1,513	30,154
Johnson Controls International	14,484	673,933
Lear	2,175	263,653
†Modine Manufacturing	3,332	39,518
†Motorcar Parts of America	609	17,527
Standard Motor Products	2,098	100,200
†Stoneridge	1,066	19,614
Superior Industries International	1,457	42,486
†Tenneco	1,920	111,878
Tower International	1,402	33,788
Visteon	1,582	113,366

		3,266,564

Automobiles–0.79%
Ford Motor	80,794	975,183
General Motors	30,664	974,195
Harley-Davidson	3,312	174,178

LVIP Dimensional U.S. Core Equity 2 Fund–1

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Automobiles (continued)
†Tesla Motors	117	$23,872
Thor Industries	2,724	230,723
Winnebago Industries	1,195	28,166

		2,406,317

Banks–7.64%
1st Source	1,769	63,144
Access National	600	14,340
Ameris Bancorp	1,669	58,332
Arrow Financial	587	19,275
Associated Banc-Corp	5,838	114,367
Banc of California	2,993	52,258
BancFirst	1,077	78,093
†Bancorp	1,384	8,885
BancorpSouth	5,042	116,975
Bank of America	81,477	1,275,115
Bank of Hawaii	2,277	165,356
Bank of Marin Bancorp	451	22,428
Bank of the Ozarks	5,060	194,304
BankUnited	4,786	144,537
Banner	1,481	64,779
BB&T	6,414	241,936
Berkshire Hills Bancorp	1,876	51,984
Blue Hills Bancorp	656	9,853
BNC Bancorp	1,764	42,901
BOK Financial	1,777	122,560
Boston Private Financial Holdings	5,510	70,693
Bridge Bancorp	778	22,243
Brookline Bancorp	3,522	42,933
Bryn Mawr Bank	760	24,312
Camden National	585	27,928
Capital Bank Financial	1,391	44,665
Cardinal Financial	1,427	37,230
†Cascade Bancorp	1,783	10,805
Cathay General Bancorp	3,446	106,068
CenterState Banks	2,710	48,048
Central Pacific Financial	1,457	36,702
Chemical Financial	3,722	164,252
CIT Group	3,867	140,372
Citigroup	25,274	1,193,691
Citizens & Northern	430	9,447
Citizens Financial Group	8,679	214,458
City Holding	834	41,942
CNB Financial	584	12,357
@CoBiz Financial	1,737	23,119
Columbia Banking System	3,256	106,536
Comerica	2,805	132,733
Commerce Bancshares	4,393	216,399
Community Bank System	2,425	116,667
Community Trust Bancorp	1,117	41,452
ConnectOne Bancorp	1,333	24,074
†CU Bancorp	295	6,729

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Cullen/Frost Bankers	2,455	$176,613
†Customers Bancorp	1,240	31,198
CVB Financial	5,322	93,720
†Eagle Bancorp	1,471	72,564
East West Bancorp	6,140	225,399
Enterprise Financial Services	804	25,125
Farmers Capital Bank	466	13,812
†FCB Financial Holdings Class A	1,963	75,438
Fidelity Southern	1,403	25,801
Fifth Third Bancorp	19,230	393,446
Financial Institutions	629	17,052
First Bancorp	1,423	28,161
†First BanCorp (Puerto Rico)	10,810	56,212
First Busey	2,171	49,065
First Business Financial Services	400	9,400
First Citizens BancShares Class A	484	142,243
First Commonwealth Financial	4,553	45,940
First Community Bancshares	1,227	30,430
First Connecticut Bancorp	902	16,047
First Financial	910	37,019
First Financial Bancorp	3,485	76,112
First Financial Bankshares	2,361	86,035
†First Foundation	1,074	26,496
First Horizon National	10,076	153,457
First Interstate BancSystem	956	30,124
First Merchants	2,572	68,801
First Midwest Bancorp	4,136	80,073
†First NBC Bank Holding	1,064	10,044
First of Long Island	820	27,183
First Republic Bank	2,426	187,069
@Flushing Financial	1,741	41,297
FNB	7,787	95,780
Fulton Financial	6,576	95,484
German American Bancorp	700	27,251
Glacier Bancorp	3,885	110,800
Great Southern Bancorp	741	30,159
Great Western Bancorp	1,313	43,749
Guaranty Bancorp	800	14,280
Hancock Holding	4,070	131,990
Hanmi Financial	1,836	48,360
Heartland Financial USA	1,346	48,550
Heritage Commerce	1,727	18,893
Heritage Financial	1,608	28,864
†Hilltop Holdings	4,920	110,503
Home BancShares	6,048	125,859
†HomeTrust Bancshares	1,279	23,661
Hope Bancorp	9,221	160,169
Horizon Bancorp	522	15,336
Huntington Bancshares	34,713	342,270
IBERIABANK	1,633	109,607
@Independent Bank	1,162	62,853
Independent Bank Group	1,061	46,864

LVIP Dimensional U.S. Core Equity 2 Fund–2

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
International Bancshares	3,323	$98,959
Investors Bancorp	12,500	150,125
JPMorgan Chase & Co.	47,487	3,162,159
KeyCorp	24,375	296,644
Lakeland Bancorp	2,566	36,027
Lakeland Financial	967	34,251
LegacyTexas Financial Group	2,465	77,968
M&T Bank	1,197	138,972
MainSource Financial Group	1,080	26,946
MB Financial	3,448	131,162
Mercantile Bank	720	19,332
National Bank Holdings Class A	1,365	31,900
NBT Bancorp	2,252	74,023
OFG Bancorp	1,942	19,634
Old National Bancorp	5,842	82,139
Opus Bank	1,314	46,476
Pacific Continental	830	13,961
†Pacific Premier Bancorp	953	25,216
PacWest Bancorp	4,493	192,795
Park National	722	69,312
Park Sterling	1,168	9,484
Peapack Gladstone Financial	901	20,191
Peoples Bancorp	1,224	30,098
People’s United Financial	10,780	170,540
Pinnacle Financial Partners	1,612	87,177
PNC Financial Services Group	6,424	578,738
Popular	4,040	154,409
Preferred Bank	736	26,312
PrivateBancorp	3,063	140,653
Prosperity Bancshares	2,826	155,119
QCR Holdings	161	5,110
Regions Financial	20,845	205,740
Renasant	1,783	59,962
Republic Bancorp Class A	900	27,972
S&T Bancorp	1,882	54,559
Sandy Spring Bancorp	1,079	32,996
†Seacoast Banking Corp. of Florida	1,521	24,473
ServisFirst Bancshares	982	50,976
†Signature Bank	1,182	140,008
Simmons First National Class A	1,326	66,167
South State	1,073	80,518
Southside Bancshares	1,440	46,339
Southwest Bancorp	899	17,072
State Bank Financial	1,643	37,493
Sterling Bancorp	6,191	108,343
Stock Yards Bancorp	886	29,203
Stonegate Bank	395	13,331
Sun Bancorp	487	11,230
SunTrust Banks	6,225	272,655
†SVB Financial Group	1,255	138,728
Synovus Financial	5,482	178,329
TCF Financial	7,509	108,956

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
†Texas Capital Bancshares	2,030	$111,488
Tompkins Financial	757	57,842
Towne Bank	2,372	56,999
TriCo Bancshares	1,330	35,604
†TriState Capital Holdings	1,385	22,368
Trustmark	2,992	82,460
U.S. Bancorp	22,463	963,438
UMB Financial	1,638	97,379
Umpqua Holdings	8,614	129,641
Union Bankshares	1,989	53,246
United Bankshares	2,311	87,055
United Community Banks	2,799	58,835
Univest Corp. of Pennsylvania	600	14,016
Valley National Bancorp	10,304	100,258
Washington Trust Bancorp	1,005	40,421
Webster Financial	3,645	138,546
Wells Fargo & Co.	71,963	3,186,522
WesBanco	1,705	56,060
West Bancorporation	758	14,857
Westamerica Bancorporation	989	50,320
†Western Alliance Bancorp	4,249	159,507
Wintrust Financial	1,903	105,750
Yadkin Financial	1,815	47,716
Zions Bancorporation	3,285	101,901

		23,403,046

Beverages–0.88%
†Boston Beer Class A	325	50,459
Brown-Forman Class A	428	21,293
Brown-Forman Class B	1,106	52,469
Coca-Cola	23,369	988,976
Coca-Cola Bottling Consolidated	632	93,637
Constellation Brands Class A	1,179	196,292
Dr Pepper Snapple Group	2,146	195,951
MGP Ingredients	923	37,400
Molson Coors Brewing Class B	1,511	165,908
†Monster Beverage	475	69,735
†National Beverage	964	42,464
PepsiCo	7,248	788,365

		2,702,949

Biotechnology–1.44%
AbbVie	8,187	516,354
†ACADIA Pharmaceuticals	909	28,915
†Acorda Therapeutics	1,804	37,667
†Adamas Pharmaceuticals	1,097	18,002
†Akebia Therapeutics	1,002	9,068
†Alexion Pharmaceuticals	821	100,605
†Alkermes	437	20,552
†Alnylam Pharmaceuticals	447	30,298
†AMAG Pharmaceuticals	989	24,240
Amgen	5,796	966,831

LVIP Dimensional U.S. Core Equity 2 Fund–3

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Aptevo Therapeutics	1,004	$2,570
†Biogen	1,429	447,320
†BioMarin Pharmaceutical	670	61,988
†BioSpecifics Technologies	307	14,021
†Bluebird Bio	717	48,598
†Celgene	3,262	340,977
†Concert Pharmaceuticals	1,000	10,110
†Emergent BioSolutions	2,009	63,344
†Five Prime Therapeutics	2,270	119,152
Gilead Sciences	7,180	568,082
†Incyte	1,761	166,045
†Insys Therapeutics	1,480	17,449
†Intercept Pharmaceuticals	263	43,287
†Ligand Pharmaceuticals Class B	194	19,800
†Momenta Pharmaceuticals	2,972	34,743
†Myriad Genetics	2,645	54,434
†Neurocrine Biosciences	637	32,258
†OPKO Health	6,890	72,965
†Otonomy	732	13,315
PDL BioPharma	8,018	26,860
†Regeneron Pharmaceuticals	318	127,842
†Repligen	1,034	31,216
†Retrophin	1,200	26,856
†Seattle Genetics	500	27,005
†Spectrum Pharmaceuticals	1,980	9,247
†TESARO	300	30,072
†United Therapeutics	1,358	160,353
†Vertex Pharmaceuticals	408	35,582
†Vitae Pharmaceuticals	1,074	22,468
†Xencor	691	16,923

		4,397,414

Building Products–0.65%
@AAON	2,821	81,301
Advanced Drainage Systems	2,948	70,929
Allegion	1,062	73,183
†American Woodmark	1,051	84,679
AO Smith	553	54,631
Apogee Enterprises	1,544	69,001
†Armstrong Flooring	1,225	23,128
†Armstrong World Industries	2,482	102,556
†Builders FirstSource	5,130	59,046
†Continental Building Products	1,869	39,230
†CSW Industrials	106	3,433
Fortune Brands Home & Security	3,952	229,611
†Gibraltar Industries	1,375	51,081
Griffon	2,129	36,214
Insteel Industries	1,017	36,856
Lennox International	499	78,358
Masco	3,083	105,778
†NCI Building Systems	3,135	45,740
Owens Corning	3,881	207,207

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Building Products (continued)
†Patrick Industries	1,033	$63,963
†PGT	3,232	34,486
†Ply Gem Holdings	2,247	30,020
Quanex Building Products	1,644	28,376
Simpson Manufacturing	1,603	70,452
†Trex	1,025	60,188
Universal Forest Products	780	76,822
†USG	6,652	171,954

		1,988,223

Capital Markets–2.84%
†Affiliated Managers Group	1,396	202,001
Ameriprise Financial	4,670	465,926
Artisan Partners Asset Management	1,669	45,397
Bank of New York Mellon	13,898	554,252
BGC Partners Class A	14,805	129,544
BlackRock	1,573	570,150
CBOE Holdings	1,393	90,336
Charles Schwab	7,259	229,167
CME Group	2,613	273,111
Cohen & Steers	2,296	98,154
†Cowen Group Class A	5,999	21,776
Diamond Hill Investment Group	200	36,958
†E*TRADE Financial	4,525	131,768
Eaton Vance	4,269	166,705
Evercore Partners Class A	2,348	120,946
FactSet Research Systems	456	73,917
Federated Investors Class B	4,812	142,580
Financial Engines	537	15,954
Franklin Resources	6,358	226,154
GAIN Capital Holdings	2,244	13,868
Goldman Sachs Group	3,249	523,966
Greenhill & Co.	974	22,957
Interactive Brokers Group	3,757	132,509
Intercontinental Exchange	1,515	408,080
†INTL. FCStone	844	32,789
Invesco	10,116	316,327
Investment Technology Group	1,487	25,487
Janus Capital Group	8,191	114,756
†KCG Holdings	4,319	67,074
Legg Mason	4,178	139,879
LPL Financial Holdings	5,364	160,437
MarketAxess Holdings	688	113,926
Moelis & Co. Class A	691	18,581
Moody’s	690	74,713
Morgan Stanley	12,082	387,349
Morningstar	1,224	97,027
MSCI	1,080	90,655
Nasdaq	2,481	167,567
Northern Trust	5,746	390,671
NorthStar Asset Management Group	7,817	101,074
OM Asset Management	3,510	48,824

LVIP Dimensional U.S. Core Equity 2 Fund–4

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
Oppenheimer Holdings Class A	765	$10,932
†Piper Jaffray	673	32,506
Raymond James Financial	3,202	186,389
S&P Global	1,347	170,476
†Safeguard Scientifics	1,565	20,283
SEI Investments	1,215	55,416
State Street	4,944	344,251
†Stifel Financial	2,308	88,743
T. Rowe Price Group	5,616	373,464
TD Ameritrade Holding	5,687	200,410
Virtus Investment Partners	230	22,508
Waddell & Reed Financial Class A	3,757	68,227
Westwood Holdings Group	439	23,315
WisdomTree Investments	5,289	54,424

		8,694,656

Chemicals–2.49%
A Schulman	1,598	46,534
Air Products & Chemicals	1,712	257,382
Albemarle	2,607	222,873
American Vanguard	1,373	22,050
Ashland Global Holdings	1,225	142,039
†Axalta Coating Systems	1,873	52,950
Balchem	1,397	108,310
Cabot	2,471	129,505
Calgon Carbon	2,629	39,882
Celanese Class A	3,387	225,439
CF Industries Holdings	8,601	209,434
Chase	400	27,648
†Chemtura	2,919	95,772
Dow Chemical	22,758	1,179,547
Eastman Chemical	4,271	289,061
Ecolab	1,877	228,469
EI du Pont de Nemours & Co.	5,227	350,052
†Ferro	4,988	68,884
†Flotek Industries	3,167	46,048
FMC	1,699	82,130
FutureFuel	2,591	29,226
†GCP Applied Technologies	1,682	47,634
Hawkins	465	20,148
HB Fuller	2,574	119,614
Huntsman	12,547	204,140
†Ingevity	861	39,692
Innophos Holdings	852	33,254
Innospec	1,066	64,823
International Flavors & Fragrances	740	105,798
KMG Chemicals	360	10,199
†Koppers Holdings	1,366	43,958
†Kraton	1,707	59,813
Kronos Worldwide	3,617	29,985
†LSB Industries	2,413	20,704
LyondellBasell Industries Class A	3,486	281,181

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
Minerals Technologies	1,539	$108,792
Monsanto	1,828	186,822
Mosaic	5,825	142,479
NewMarket	266	114,199
Olin	14,699	301,623
†OMNOVA Solutions	2,345	19,792
†Platform Specialty Products	10,201	82,730
PolyOne	3,980	134,564
PPG Industries	1,490	154,006
Praxair	1,892	228,610
Quaker Chemical	589	62,393
Rayonier Advanced Materials	605	8,089
RPM International	1,836	98,630
Scotts Miracle-Gro Class A	2,103	175,117
Sensient Technologies	1,584	120,067
Sherwin-Williams	394	109,004
Stepan	986	71,643
†Trecora Resources	817	9,330
Tredegar	1,894	35,209
Trinseo	2,479	140,212
Tronox	3,659	34,285
Valspar	875	92,811
Westlake Chemical	2,594	138,779
WR Grace & Co.	1,682	124,132

		7,627,496

Commercial Services & Supplies–1.28%
ABM Industries	1,863	73,961
†ACCO Brands	6,158	59,363
†ARC Document Solutions	3,148	11,773
Brady Class A	1,701	58,872
Brink’s	2,865	106,234
†Casella Waste Systems	2,159	22,238
CECO Environmental	1,187	13,389
Cintas	998	112,375
†Clean Harbors	3,111	149,266
†Copart	2,128	113,976
Covanta Holding	7,747	119,226
Deluxe	2,271	151,748
Ennis	1,143	19,260
Essendant	1,656	33,981
G&K Services Class A	1,284	122,609
Healthcare Services Group	1,609	63,684
Herman Miller	3,823	109,338
HNI	2,546	101,331
†InnerWorkings	2,700	25,434
Interface Class A	3,645	60,835
KAR Auction Services	5,554	239,711
Kimball International Class B	2,416	31,263
Knoll	3,200	73,120
†LSC Communications	933	34,908
Matthews International Class A	1,118	67,930

LVIP Dimensional U.S. Core Equity 2 Fund–5

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
McGrath RentCorp	1,058	$33,549
Mobile Mini	1,983	59,887
MSA Safety	1,954	113,410
Multi-Color	744	49,104
†NL Industries	2,090	8,214
Pitney Bowes	4,363	79,232
Quad	1,620	43,286
Republic Services	6,983	352,292
Rollins	1,429	41,841
RR Donnelley & Sons	7,467	117,381
†SP Plus	1,195	30,556
Steelcase Class A	4,018	55,810
†Stericycle	1,411	113,078
†Team	1,744	57,046
Tetra Tech	1,947	69,060
†TRC	1,726	14,964
U.S. Ecology	1,083	48,562
UniFirst	592	78,061
Viad	1,421	52,392
VSE	190	6,458
Waste Connections	2,470	184,509
Waste Management	4,643	296,038
West	2,457	54,251

		3,934,806

Communications Equipment–1.74%
ADTRAN	1,646	31,505
†Arista Networks	697	59,301
†ARRIS International	5,546	157,118
Bel Fuse Class B	100	2,414
Black Box	1,723	23,950
Brocade Communications Systems	21,104	194,790
†CalAmp	1,620	22,599
†Calix	2,250	16,537
†Ciena	6,205	135,269
Cisco Systems	82,989	2,632,411
†CommScope Holding	4,505	135,646
Comtech Telecommunications	715	9,159
†Digi International	1,498	17,077
†EchoStar Class A	2,542	111,416
†F5 Networks	634	79,022
†Finisar	5,923	176,505
†Harmonic	3,856	22,866
Harris	2,979	272,906
†Infinera	2,580	23,297
InterDigital	1,960	155,232
†Ixia	3,546	44,325
Juniper Networks	6,670	160,480
Motorola Solutions	1,654	126,167
†NETGEAR	1,208	73,072
†NetScout Systems	3,301	96,554
†Oclaro	3,600	30,780

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
†Palo Alto Networks	243	$38,717
Plantronics	2,355	122,366
†ShoreTel	1,706	13,648
†Sonus Networks	3,105	24,157
†Ubiquiti Networks	1,836	98,226
†ViaSat	1,786	133,325
†Viavi Solutions	10,641	78,637

		5,319,474

Construction & Engineering–0.59%
†AECOM	7,063	209,983
†Aegion	1,719	32,781
Argan	739	43,741
Chicago Bridge & Iron	4,083	114,446
Comfort Systems USA	1,705	49,974
†Dycom Industries	1,748	142,952
EMCOR Group	2,830	168,725
Fluor	3,919	201,123
Granite Construction	1,526	75,903
†Great Lakes Dredge & Dock	5,107	17,875
†IES Holdings	1,179	20,974
†Jacobs Engineering Group	2,317	119,835
KBR	6,691	101,235
†MasTec	3,538	105,220
†MYR Group	1,177	35,428
†Northwest Pipe	539	6,366
†NV5 Holdings	440	14,216
Primoris Services	2,288	47,133
†Quanta Services	5,004	140,062
†Tutor Perini	2,173	46,654
Valmont Industries	893	120,171

		1,814,797

Construction Materials–0.25%
Eagle Materials	2,184	168,823
†Headwaters	4,098	69,338
Martin Marietta Materials	1,132	202,753
†U.S. Concrete	812	37,405
United States Lime & Minerals	277	18,282
Vulcan Materials	2,278	259,077

		755,678

Consumer Finance–1.31%
Ally Financial	16,639	323,961
American Express	16,147	1,034,054
Capital One Financial	6,540	469,768
†Credit Acceptance	948	190,614
Discover Financial Services	8,388	474,342
†Encore Capital Group	1,119	25,155
†Enova International	2,659	25,739
†EZCORP Class A	2,772	30,658
FirstCash	2,435	114,632
†Green Dot Class A	2,315	53,384

LVIP Dimensional U.S. Core Equity 2 Fund–6

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Consumer Finance (continued)
Navient	18,066	$261,415
Nelnet Class A	1,479	59,707
†OneMain Holdings	4,825	149,334
†PRA Group	2,135	73,743
†Regional Management	129	2,793
†Santander Consumer USA Holdings	14,519	176,551
†SLM	20,453	152,784
Synchrony Financial	13,951	390,628
†World Acceptance	395	19,371

		4,028,633

Containers & Packaging–1.00%
AEP Industries	347	37,951
AptarGroup	2,881	223,018
Avery Dennison	1,309	101,827
Ball	3,109	254,782
Bemis	4,664	237,911
†Berry Plastics Group	2,666	116,904
†Crown Holdings	1,543	88,090
Graphic Packaging Holding	19,737	276,121
Greif Class A	1,638	81,228
International Paper	10,549	506,141
Myers Industries	2,439	31,683
†Owens-Illinois	8,903	163,726
Packaging Corp. of America	3,246	263,770
Sealed Air	2,186	100,163
Silgan Holdings	2,861	144,738
Sonoco Products	4,828	255,063
WestRock	3,793	183,885

		3,067,001

Distributors–0.22%
Core-Mark Holding	2,242	80,264
Genuine Parts	2,020	202,909
†LKQ	7,749	274,780
Pool	943	89,132
Weyco Group	507	13,623

		660,708

Diversified Consumer Services–0.39%
†American Public Education	1,300	25,753
†Apollo Education Group Class A	3,529	28,056
†Ascent Capital Group Class A	345	7,994
†Bridgepoint Education	2,198	15,100
†Bright Horizons Family Solutions	1,797	120,201
Capella Education	708	41,093
†Career Education	3,948	26,807
Carriage Services	768	18,163
DeVry Education Group	2,811	64,822
Graham Holdings	162	77,982
†Grand Canyon Education	3,070	123,997
H&R Block	2,612	60,468
†Houghton Mifflin Harcourt	4,461	59,822

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Consumer Services (continued)
†K12	2,018	$28,958
†Regis	2,095	26,292
Service Corp International	8,782	233,074
†ServiceMaster Global Holdings	2,625	88,410
Sotheby’s	2,959	112,501
†Strayer Education	800	37,344

		1,196,837

Diversified Financial Services–0.47%
†Berkshire Hathaway Class B	8,083	1,167,751
Leucadia National	6,549	124,693
Marlin Business Services	729	14,128
†NewStar Financial	1,435	13,934
†PICO Holdings	1,481	17,461
Voya Financial	3,179	91,618

		1,429,585

Diversified Telecommunication Services–2.75%
AT&T	129,365	5,253,513
ATN International	622	40,455
CenturyLink	22,415	614,843
†Cincinnati Bell	6,196	25,280
Cogent Communications Holdings	1,769	65,117
Consolidated Communications Holdings	3,804	96,013
†FairPoint Communications	1,193	17,931
Frontier Communications	25,266	105,106
†General Communication Class A	2,677	36,809
†Hawaiian Telcom Holdco	500	11,195
IDT Class B	1,774	30,584
Inteliquent	1,868	30,149
†Iridium Communications	4,205	34,102
†Level 3 Communications	4,870	225,871
†Lumos Networks	1,037	14,518
†ORBCOMM	2,840	29,110
†SBA Communications Class A	931	104,421
Verizon Communications	31,078	1,615,434
†Vonage Holdings	9,457	62,511
†Zayo Group Holdings	861	25,580

		8,438,542

Electric Utilities–0.90%
ALLETE	1,303	77,685
Alliant Energy	1,946	74,551
American Electric Power	2,202	141,390
Avangrid	2,129	88,950
Duke Energy	3,170	253,727
Edison International	1,311	94,720
El Paso Electric	1,457	68,144
Empire District Electric	1,293	44,143
Entergy	1,452	111,412
Eversource Energy	1,415	76,665
Exelon	3,870	128,832

LVIP Dimensional U.S. Core Equity 2 Fund–7

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities (continued)
FirstEnergy	3,436	$113,663
Great Plains Energy	3,548	96,825
Hawaiian Electric Industries	1,848	55,163
IDACORP	1,072	83,916
ITC Holdings	1,133	52,662
MGE Energy	1,127	63,687
NextEra Energy	1,985	242,805
OGE Energy	2,074	65,580
Otter Tail	1,714	59,287
PG&E	2,200	134,574
Pinnacle West Capital	818	62,160
PNM Resources	1,470	48,098
Portland General Electric	1,638	69,762
PPL	2,607	90,124
Southern	4,185	214,691
Westar Energy	1,044	59,247
Xcel Energy	1,966	80,881

		2,753,344

Electrical Equipment–0.79%
Acuity Brands	324	85,730
Allied Motion Technologies	758	14,334
AMETEK	5,499	262,742
AZZ	1,479	96,534
†Babcock & Wilcox Enterprises	2,436	40,194
Eaton	5,924	389,266
Emerson Electric	6,411	349,464
Encore Wire	1,119	41,146
EnerSys	2,644	182,938
†Generac Holdings	2,798	101,567
General Cable	2,165	32,432
Hubbell	2,390	257,499
LSI Industries	457	5,132
Powell Industries	509	20,385
Regal Beloit	2,053	122,133
Rockwell Automation	1,461	178,739
Sensata Technologies Holding	5,210	202,044
†SolarCity	897	17,545
†Thermon Group Holdings	790	15,603
†Vicor	1,194	13,850

		2,429,277

Electronic Equipment, Instruments & Components–1.80%
Amphenol Class A	2,484	161,261
†Anixter International	1,760	113,520
†Arrow Electronics	3,275	209,502
Avnet	4,424	181,650
AVX	5,455	75,225
Badger Meter	1,286	43,094
Belden	2,362	162,954
†Benchmark Electronics	2,238	55,838
CDW	1,874	85,698

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Cognex	2,283	$120,679
†Coherent	1,139	125,905
Corning	9,631	227,773
CTS	1,364	25,370
Daktronics	1,460	13,928
Dolby Laboratories Class A	2,388	129,645
DTS	802	34,117
†Electro Scientific Industries	460	2,594
†ePlus	332	31,344
†Fabrinet	1,188	52,973
†FARO Technologies	703	25,273
†Fitbit Class A	1,208	17,927
†Flextronics International	17,046	232,167
FLIR Systems	5,753	180,759
†II-VI	2,715	66,056
Ingram Micro	4,971	177,266
†Insight Enterprises	3,069	99,896
†InvenSense	2,500	18,550
†IPG Photonics	2,083	171,535
†Itron	1,759	98,082
Jabil Circuit	11,687	255,010
†Keysight Technologies	6,802	215,555
†Kimball Electronics	1,253	17,367
†Knowles	4,393	61,722
Littelfuse	617	79,476
Mesa Laboratories	195	22,300
Methode Electronics	1,960	68,541
MTS Systems	657	30,242
National Instruments	4,223	119,933
†Novanta	1,849	32,080
†OSI Systems	767	50,146
Park Electrochemical	1,422	24,700
PC Connection	1,762	46,552
†Plexus	1,477	69,094
†Rofin-Sinar Technologies	1,256	40,418
†Rogers	795	48,559
†Sanmina	3,418	97,310
†ScanSource	1,186	43,289
SYNNEX	1,852	211,332
Systemax	1,538	12,181
TE Connectivity	6,001	386,344
†Tech Data	1,559	132,063
†Trimble	4,160	118,810
†TTM Technologies	4,390	50,266
†Universal Display	689	38,246
†VeriFone Systems	4,122	64,880
Vishay Intertechnology	6,250	88,063
†Zebra Technologies	2,262	157,458

		5,522,518

Energy Equipment & Services–1.35%
Archrock	6,266	81,959

LVIP Dimensional U.S. Core Equity 2 Fund–8

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services (continued)
Atwood Oceanics	3,242	$28,173
Baker Hughes	3,689	186,184
Bristow Group	1,547	21,689
CARBO Ceramics	560	6,126
Core Laboratories	1,030	115,700
Diamond Offshore Drilling	5,355	94,301
†Dril-Quip	1,887	105,181
†Era Group	1,340	10,787
†Exterran	3,133	49,125
†Fairmount Santrol Holdings	56	475
†FMC Technologies	5,039	149,507
†Forum Energy Technologies	4,515	89,668
Frank’s International	2,966	38,558
†Geospace Technologies	1,182	23,025
†Gulfmark Offshore	2,023	3,399
Halliburton	6,026	270,447
†Helix Energy Solutions Group	7,128	57,951
Helmerich & Payne	2,996	201,631
†Hornbeck Offshore Services	1,588	8,734
†ION Geophysical	332	2,274
†Matrix Service	882	16,546
†McDermott International	11,112	55,671
Nabors Industries	12,554	152,657
National Oilwell Varco	5,870	215,664
†Natural Gas Services Group	679	16,697
†Newpark Resources	3,727	27,431
Noble	10,715	67,933
Oceaneering International	4,875	134,111
†Oil States International	2,950	93,131
†Parker Drilling	2,258	4,900
Patterson-UTI Energy	6,517	145,785
†PHI	903	16,408
†Pioneer Energy Services	5,840	23,594
Rowan	4,327	65,597
†RPC	3,412	57,322
Schlumberger	11,541	907,584
†SEACOR Holdings	769	45,748
Superior Energy Services	6,675	119,483
Tesco	2,570	20,971
†TETRA Technologies	3,841	23,469
Tidewater	2,609	7,357
†Transocean	15,498	165,209
U.S. Silica Holdings	1,825	84,972
†Unit	2,450	45,570
†Weatherford International	11,500	64,630

		4,123,334

Food & Staples Retailing–2.19%
Andersons	1,240	44,863
Casey’s General Stores	1,740	209,061
†Chefs’ Warehouse	1,611	17,946
Costco Wholesale	2,634	401,711

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food & Staples Retailing (continued)
CVS Health	18,148	$1,614,990
Ingles Markets Class A	618	24,436
Kroger	6,151	182,562
†Natural Grocers by Vitamin Cottage	985	10,993
PriceSmart	1,121	93,895
†Rite Aid	12,700	97,663
SpartanNash	1,665	48,152
†Sprouts Farmers Market	3,821	78,904
†SUPERVALU	7,851	39,176
Sysco	2,500	122,525
†United Natural Foods	2,198	88,008
Walgreens Boots Alliance	11,835	954,138
Wal-Mart Stores	32,361	2,333,875
Weis Markets	1,415	74,995
Whole Foods Market	9,251	262,266

		6,700,159

Food Products–1.88%
Alico	310	8,327
Archer-Daniels-Midland	5,460	230,248
B&G Foods	3,072	151,081
†Blue Buffalo Pet Products	3,644	86,582
Bunge	4,548	269,378
Calavo Growers	882	57,709
Cal-Maine Foods	2,819	108,644
Campbell Soup	927	50,707
ConAgra Foods	1,602	75,470
†Darling Ingredients	8,307	112,228
Dean Foods	4,533	74,341
†Farmer Brothers	1,079	38,359
Flowers Foods	7,829	118,374
Fresh Del Monte Produce	1,736	103,986
General Mills	3,284	209,782
†Hain Celestial Group	4,249	151,179
Hershey	739	70,648
Hormel Foods	1,288	48,854
Ingredion	2,159	287,277
@J&J Snack Foods	965	114,951
JM Smucker	2,686	364,060
John B Sanfilippo & Son	378	19,403
Kellogg	1,303	100,943
Kraft Heinz	5,126	458,828
Lancaster Colony	806	106,465
†Landec	2,083	27,933
†Lifeway Foods	699	11,841
McCormick & Co.	1,152	115,108
Mead Johnson Nutrition	1,906	150,593
Mondelez International	12,643	555,028
†Omega Protein	985	23,019
Pilgrim’s Pride	2,414	50,984
Pinnacle Foods	4,309	216,183
†Post Holdings	1,206	93,067

LVIP Dimensional U.S. Core Equity 2 Fund–9

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
Sanderson Farms	1,125	$108,371
†Seaboard	68	233,920
†Seneca Foods Class A	364	10,279
Snyder’s-Lance	3,683	123,675
Tootsie Roll Industries	748	27,549
†TreeHouse Foods	2,072	180,658
Tyson Foods Class A	4,740	353,936
†WhiteWave Foods	1,301	70,813

		5,770,781

Gas Utilities–0.33%
Atmos Energy	891	66,353
Chesapeake Utilities	451	27,538
National Fuel Gas	1,964	106,193
New Jersey Resources	1,583	52,017
Northwest Natural Gas	1,108	66,602
ONE Gas	1,263	78,104
Piedmont Natural Gas	3,164	189,967
South Jersey Industries	2,746	81,144
Southwest Gas	874	61,058
Spire	954	60,808
UGI	3,591	162,457
WGL Holdings	920	57,684

		1,009,925

Health Care Equipment & Supplies–2.34%
Abaxis	840	43,361
Abbott Laboratories	18,295	773,695
†ABIOMED	514	66,090
†Accuray	2,299	14,645
†Alere	3,613	156,226
†Align Technology	587	55,031
Analogic	568	50,325
†AngioDynamics	2,264	39,710
†Anika Therapeutics	1,049	50,195
Atrion	84	35,834
Baxter International	7,843	373,327
Becton Dickinson & Co.	1,412	253,779
†Boston Scientific	4,964	118,143
Cantel Medical	1,223	95,369
CONMED	1,227	49,154
Cooper	1,036	185,713
CR Bard	818	183,461
CryoLife	1,100	19,327
†Cynosure Class A	955	48,648
Danaher	5,218	409,039
DENTSPLY SIRONA	4,158	247,110
†DexCom	300	26,298
†Edwards Lifesciences	716	86,321
†Exactech	800	21,624
†Globus Medical	3,433	77,483
†Haemonetics	1,966	71,189

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Halyard Health	2,747	$95,211
Hill-Rom Holdings	2,901	179,804
†Hologic	5,007	194,422
†ICU Medical	554	70,014
†IDEXX Laboratories	871	98,188
†Inogen	544	32,586
†Integer Holdings	1,015	22,015
†Integra LifeSciences Holdings	1,310	108,140
†Intuitive Surgical	124	89,879
Invacare	1,522	17,001
LeMaitre Vascular	1,009	20,018
†LivaNova	605	36,367
†Masimo	2,320	138,017
Medtronic	10,858	938,131
Meridian Bioscience	1,980	38,194
†Merit Medical Systems	1,468	35,658
†Natus Medical	900	35,361
†Neogen	1,118	62,541
†NuVasive	1,822	121,454
†Nuvectra	338	2,339
†OraSure Technologies	113	901
†Orthofix International	627	26,817
†Quidel	1,563	34,527
ResMed	1,178	76,323
†RTI Surgical	2,100	6,573
†SeaSpine Holdings	660	6,673
St. Jude Medical	2,303	183,687
STERIS	1,003	73,319
Stryker	1,497	174,266
†Surmodics	576	17,332
Teleflex	760	127,718
†Varian Medical Systems	886	88,184
†Vascular Solutions	1,441	69,499
West Pharmaceutical Services	1,197	89,176
†Wright Medical Group	2,103	51,587
Zimmer Biomet Holdings	1,940	252,239

		7,165,258

Health Care Providers & Services–3.37%
†Acadia Healthcare	3,082	152,713
Aceto	1,439	27,327
†Addus HomeCare	433	11,327
Aetna	5,947	686,581
†Air Methods	1,958	61,657
†Almost Family	435	15,995
†Amedisys	1,799	85,344
AmerisourceBergen	859	69,390
†AMN Healthcare Services	2,831	90,224
†Amsurg	3,005	201,485
Anthem	4,053	507,881
†BioScrip	3,413	9,864
†BioTelemetry	1,207	22,414

LVIP Dimensional U.S. Core Equity 2 Fund–10

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Brookdale Senior Living	7,337	$128,031
†Capital Senior Living	1,634	27,451
Cardinal Health	2,620	203,574
†Centene	4,031	269,916
Chemed	748	105,520
Cigna	2,079	270,935
†Civitas Solutions	1,632	29,800
†Community Health Systems	5,888	67,948
†CorVel	1,234	47,386
†Cross Country Healthcare	2,183	25,716
†DaVita	5,951	393,183
†Diplomat Pharmacy	2,267	63,499
Ensign Group	2,295	46,198
†Envision Healthcare Holdings	5,710	127,162
†Express Scripts Holding	10,854	765,533
†Five Star Quality Care	2,200	4,202
†Hanger	1,874	15,929
†HCA Holdings	1,264	95,596
†HealthEquity	1,480	56,018
HealthSouth	3,457	140,250
†Healthways	1,928	51,015
†Henry Schein	612	99,744
Humana	3,461	612,216
Kindred Healthcare	3,711	37,926
†Laboratory Corp. of America Holdings	2,422	332,977
Landauer	434	19,304
†LHC Group	1,107	40,826
†LifePoint Health	1,928	114,195
†Magellan Health	1,133	60,876
McKesson	2,300	383,525
†MEDNAX	2,382	157,807
†Molina Healthcare	2,483	144,809
National HealthCare	926	61,107
National Research Class A	927	15,101
Owens & Minor	2,785	96,723
Patterson	4,820	221,431
†PharMerica	1,180	33,123
†Premier Class A	1,505	48,672
†Providence Service	766	37,251
Quest Diagnostics	3,824	323,625
†Quorum Health	1,472	9,229
†RadNet	1,663	12,306
†Select Medical Holdings	5,818	78,543
†Surgical Care Affiliates	2,619	127,702
†Team Health Holdings	2,142	69,744
†Tenet Healthcare	4,780	108,315
†Triple-S Management Class B	1,017	22,303
U.S. Physical Therapy	459	28,779
UnitedHealth Group	9,493	1,329,020
Universal American	6,344	48,532
Universal Health Services Class B	2,524	311,007
†VCA	2,976	208,260

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†WellCare Health Plans	2,253	$263,804

		10,335,846

Health Care Technology–0.23%
†Allscripts Healthcare Solutions	7,664	100,935
†athenahealth	415	52,340
†Cerner	1,363	84,165
Computer Programs & Systems	313	8,157
†HealthStream	1,113	30,719
†HMS Holdings	3,082	68,328
†IMS Health Holdings	7,162	224,457
†Omnicell	1,644	62,965
Quality Systems	2,697	30,530
†Veeva Systems Class A	886	36,574

		699,170

Hotels, Restaurants & Leisure–2.17%
Aramark Services	7,459	283,666
†Belmond	4,526	57,525
†Biglari Holdings	51	22,237
†BJ’s Restaurants	1,462	51,974
Bloomin’ Brands	7,460	128,610
Bob Evans Farms	1,324	50,709
†Bravo Brio Restaurant Group	1,400	6,692
Brinker International	1,499	75,595
†Buffalo Wild Wings	926	130,325
Carnival	5,073	247,664
†Carrols Restaurant Group	2,912	38,468
Cheesecake Factory	2,669	133,610
†Chipotle Mexican Grill	288	121,968
Choice Hotels International	1,216	54,817
Churchill Downs	487	71,272
†Chuy’s Holdings	1,208	33,752
ClubCorp Holdings	3,226	46,680
Cracker Barrel Old Country Store	866	114,503
Darden Restaurants	3,684	225,903
†Dave & Buster’s Entertainment	1,952	76,479
†@Del Frisco’s Restaurant Group	884	11,907
†Del Taco Restaurants	909	10,835
†Denny’s	2,378	25,421
DineEquity	1,438	113,875
Domino’s Pizza	603	91,566
Dunkin’ Brands Group	2,061	107,337
†Fiesta Restaurant Group	1,238	29,712
Hilton Worldwide Holdings	6,211	142,418
†Hyatt Hotels Class A	531	26,136
International Game Technology	8,417	205,206
International Speedway Class A	1,377	46,019
Interval Leisure Group	6,455	110,832
†Intrawest Resorts Holdings	2,331	37,809
†Isle of Capri Casinos	725	16,153
Jack in the Box	768	73,682

LVIP Dimensional U.S. Core Equity 2 Fund–11

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†La Quinta Holdings	5,741	$64,184
Las Vegas Sands	2,670	153,632
Marcus	1,216	30,449
Marriott International Class A	3,849	259,153
Marriott Vacations Worldwide	1,376	100,888
McDonald’s	4,575	527,772
†MGM Resorts International	12,285	319,779
†Norwegian Cruise Line Holdings	5,044	190,159
†Panera Bread Class A	464	90,350
Papa John’s International	1,135	89,495
†Papa Murphy’s Holdings	207	1,335
†Penn National Gaming	896	12,159
†Pinnacle Entertainment	1,797	22,175
†Planet Fitness Class A	525	10,537
†Popeyes Louisiana Kitchen	747	39,696
†Potbelly	597	7,421
†Red Robin Gourmet Burgers	617	27,728
Royal Caribbean Cruises	1,899	142,330
†Ruby Tuesday	2,748	6,870
Ruth’s Hospitality Group	1,938	27,365
SeaWorld Entertainment	4,961	66,874
†Shake Shack Class A	500	17,335
Six Flags Entertainment	1,517	81,326
Sonic	1,631	42,700
Speedway Motorsports	3,631	64,850
Starbucks	7,364	398,687
Texas Roadhouse	1,553	60,614
Vail Resorts	805	126,288
Wendy’s	13,624	147,139
Wingstop	900	26,370
Wyndham Worldwide	2,770	186,504
Wynn Resorts	844	82,222
Yum Brands	2,149	195,151

		6,640,894

Household Durables–1.16%
Bassett Furniture Industries	722	16,787
CalAtlantic Group	5,596	187,130
†Cavco Industries	296	29,319
†Century Communities	812	17,466
CSS Industries	543	13,890
DR Horton	9,188	277,478
Ethan Allen Interiors	1,232	38,525
Flexsteel Industries	419	21,671
Garmin	2,987	143,705
†GoPro	2,100	35,028
†Green Brick Partners	3,200	26,432
Harman International Industries	1,713	144,663
†Helen of Troy	1,096	94,442
Hooker Furniture	602	14,743
†Installed Building Products	1,531	54,917
†iRobot	1,127	49,565

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables (continued)
KB Home	4,086	$65,866
La-Z-Boy	2,223	54,597
Leggett & Platt	1,656	75,480
Lennar	4,628	195,950
Lennar Class B	300	10,071
Libbey	1,451	25,900
Lifetime Brands	785	10,566
†M/I Homes	1,091	25,715
MDC Holdings	2,165	55,857
†Meritage Homes	1,757	60,968
†Mohawk Industries	1,881	376,840
NACCO Industries Class A	326	22,155
Newell Brands	3,422	180,203
†NVR	36	59,035
PulteGroup	8,265	165,631
†Skullcandy	1,057	6,701
†Taylor Morrison Home Class A	734	12,918
†Tempur Sealy International	2,133	121,026
†Toll Brothers	5,936	177,249
†TopBuild	1,272	42,230
†TRI Pointe Homes	7,163	94,408
Tupperware Brands	1,115	72,888
†Universal Electronics	767	57,111
†WCI Communities	1,500	35,580
Whirlpool	2,134	346,049
†William Lyon Homes Class A	1,617	29,995
†ZAGG	980	7,938

		3,554,688

Household Products–1.02%
†Central Garden & Pet Class A	1,616	40,077
Church & Dwight	2,420	115,967
Clorox	1,251	156,600
Colgate-Palmolive	4,245	314,724
Energizer Holdings	1,824	91,127
†HRG Group	7,708	121,016
Kimberly-Clark	1,506	189,967
Oil-Dri Corp. of America	282	10,614
Orchids Paper Products	536	14,595
Procter & Gamble	21,161	1,899,200
Spectrum Brands Holdings	931	128,189
WD-40	428	48,120

		3,130,196

Independent Power & Renewable Electricity Producers–0.25%
AES	6,566	84,373
†Calpine	17,884	226,054
†Dynegy	6,438	79,767
NRG Energy	12,046	135,036
NRG Yield Class A	911	14,867
NRG Yield Class C	1,315	22,302
Ormat Technologies	2,422	117,249

LVIP Dimensional U.S. Core Equity 2 Fund–12

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Independent Power & Renewable Electricity Producers (continued)
Pattern Energy Group	2,357	$53,009
†Talen Energy	3,187	44,140

		776,797

Industrial Conglomerates–0.80%
3M	3,068	540,674
Carlisle	1,580	162,061
General Electric	34,027	1,007,880
Honeywell International	4,053	472,539
Raven Industries	1,213	27,935
Roper Technologies	1,382	252,173

		2,463,262

Insurance–3.96%
Aflac	5,277	379,258
†Alleghany	230	120,755
Allied World Assurance Holdings	3,620	146,320
Allstate	4,745	328,259
†Ambac Financial Group	2,234	41,083
American Equity Investment Life Holding	4,247	75,299
American Financial Group	1,332	99,900
American International Group	8,430	500,236
American National Insurance	817	99,641
AMERISAFE	920	54,078
AmTrust Financial Services	9,424	252,846
Aon	1,548	174,135
†Arch Capital Group	2,017	159,867
Argo Group International Holdings	1,358	76,618
Arthur J. Gallagher & Co.	2,934	149,252
Aspen Insurance Holdings	2,106	98,119
Assurant	1,038	95,755
Assured Guaranty	7,059	195,887
Axis Capital Holdings	3,438	186,787
Baldwin & Lyons	771	19,761
Brown & Brown	6,135	231,351
Chubb	3,803	477,847
Cincinnati Financial	4,113	310,202
CNA Financial	800	27,528
CNO Financial Group	6,176	94,308
Donegal Group Class A	996	16,045
EMC Insurance Group	1,480	39,856
Employers Holdings	1,773	52,888
Endurance Specialty Holdings	2,578	168,730
†Enstar Group	617	101,478
Erie Indemnity Class A	1,354	138,203
Everest Re Group	831	157,865
FBL Financial Group Class A	1,968	125,893
Federated National Holding	630	11,775
Fidelity & Guaranty Life	1,767	40,977
First American Financial	5,302	208,262
FNF Group	1,654	61,049

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
†Genworth Financial	22,919	$113,678
†Global Indemnity	541	16,068
†Greenlight Capital Re Class A	1,363	27,860
†Hallmark Financial Services	1,100	11,319
Hanover Insurance Group	1,676	126,404
Hartford Financial Services Group	8,125	347,913
HCI Group	483	14,664
Heritage Insurance Holdings	721	10,390
Horace Mann Educators	2,038	74,693
@Infinity Property & Casualty	768	63,460
Kemper	2,270	89,256
Loews	5,731	235,831
Maiden Holdings	3,263	41,407
†Markel	206	191,327
Marsh & McLennan	3,288	221,118
†MBIA	8,307	64,712
Mercury General	2,243	123,029
MetLife	8,152	362,193
National General Holdings	4,136	91,985
National Interstate	1,069	34,775
National Western Life Group Class A	202	41,485
Navigators Group	714	69,201
Old Republic International	11,388	200,657
OneBeacon Insurance Group Class A	1,009	14,409
Primerica	2,409	127,749
Principal Financial Group	7,082	364,794
ProAssurance	1,765	92,627
Progressive	9,629	303,313
Prudential Financial	3,401	277,692
Reinsurance Group of America	971	104,810
RenaissanceRe Holdings	1,738	208,838
RLI	1,201	82,100
Safety Insurance Group	893	60,027
@Selective Insurance Group	2,533	100,965
State Auto Financial	2,262	53,858
Stewart Information Services	985	43,783
Torchmark	2,808	179,403
Travelers	6,113	700,244
United Fire Group	1,596	67,543
United Insurance Holdings	739	12,548
Universal Insurance Holdings	1,971	49,669
Unum Group	5,705	201,444
Validus Holdings	3,221	160,470
White Mountains Insurance Group	255	211,650
Willis Towers Watson	2,223	295,148
WR Berkley	3,130	180,789
Xl Group	4,700	158,061

		12,143,472

Internet & Direct Marketing Retail–0.98%
†1-800-Flowers.com Class A	2,100	19,257
†Amazon.com	1,994	1,669,596

LVIP Dimensional U.S. Core Equity 2 Fund–13

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet & Direct Marketing Retail (continued)
Blue Nile	451	$15,523
Expedia	2,393	279,311
†FTD	1,270	26,124
†Groupon	3,800	19,570
HSN	1,162	46,248
†Liberty Interactive Corp. QVC Group Class A	10,557	211,245
†Liberty TripAdvisor Holdings Class A	3,183	69,549
†Liberty Ventures Class A	501	19,975
†Netflix	475	46,811
Nutrisystem	969	28,770
†Overstock.com	826	12,654
PetMed Express	962	19,509
†Priceline Group	276	406,131
†Shutterfly	1,006	44,908
†TripAdvisor	970	61,285

		2,996,466

Internet Software & Services–2.22%
†Actua	2,754	35,664
†Akamai Technologies	4,207	222,929
†Alphabet Class A	1,796	1,444,092
†Alphabet Class C	2,055	1,597,331
†Angie’s List	1,639	16,242
†Bankrate	2,961	25,109
†Bazaarvoice	2,600	15,366
†Blucora	1,815	20,328
†Cimpress	694	70,219
†CommerceHub Class A	50	790
†CommerceHub Class C	100	1,591
†comScore	172	5,274
†CoStar Group	353	76,435
†DHI Group	3,155	24,893
EarthLink Holdings	3,450	21,390
†eBay	6,582	216,548
†Envestnet	932	33,971
†Everyday Health	492	3,783
†Facebook Class A	7,913	1,015,000
†GrubHub	3,321	142,770
†GTT Communications	2,055	48,354
InterActiveCorp	2,991	186,848
†Internap	5,106	8,425
†Intralinks Holdings	2,547	25,623
j2 Global	2,178	145,077
†Limelight Networks	3,333	6,233
†LinkedIn Class A	207	39,562
†Liquidity Services	1,758	19,760
LogMeIn	352	31,817
†Monster Worldwide	4,043	14,595
NIC	2,221	52,193
†Pandora Media	1,464	20,979
†QuinStreet	4,100	12,382

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†Rackspace Hosting	7,044	$223,224
Reis	689	14,097
†RetailMeNot	2,163	21,392
†Shutterstock	570	36,309
†TechTarget	112	903
†Twitter	6,864	158,215
†VeriSign	823	64,392
†Web.com Group	3,670	63,381
†WebMD Health	1,073	53,328
†XO Group	950	18,364
†Yahoo	7,692	331,525
†Yelp	544	22,685
†Zillow Group	1,765	60,804
†Zillow Group Class C	4,164	144,283

		6,814,475

IT Services–2.79%
Accenture Class A	3,128	382,148
†Acxiom	2,587	68,944
†Alliance Data Systems	677	145,237
Amdocs	2,497	144,451
Automatic Data Processing	1,915	168,903
†Black Knight Financial Services Class A	276	11,289
†Blackhawk Network Holdings Class A	2,741	82,696
Booz Allen Hamilton Holding	3,854	121,825
Broadridge Financial Solutions	1,313	89,008
†CACI International Class A	1,074	108,367
†Cardtronics Class A	3,683	164,262
Cass Information Systems	511	28,948
†Ciber	3,950	4,543
†Cognizant Technology Solutions Class A	4,680	223,283
Computer Sciences	4,340	226,592
Convergys	4,879	148,419
†CoreLogic	4,246	166,528
CSG Systems International	2,367	97,828
CSRA	5,233	140,768
†Datalink	1,298	13,772
DST Systems	1,694	199,756
†EPAM Systems	830	57,527
†Euronet Worldwide	1,470	120,290
†Everi Holdings	5,686	14,044
†ExlService Holdings	1,299	64,742
Fidelity National Information Services	3,931	302,805
†Fiserv	1,265	125,830
†FleetCor Technologies	1,280	222,374
Forrester Research	1,302	50,648
†Gartner	812	71,821
†Genpact	4,470	107,057
Global Payments	2,883	221,299
Hackett Group	1,591	26,283

LVIP Dimensional U.S. Core Equity 2 Fund–14

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
International Business Machines	4,591	$729,280
Jack Henry & Associates	738	63,136
Leidos Holdings	4,371	189,177
†Lionbridge Technologies	4,145	20,725
ManTech International Class A	1,488	56,083
Mastercard Class A	4,933	502,031
MAXIMUS	1,796	101,582
†MoneyGram International	2,316	16,444
Paychex	1,619	93,692
†PayPal Holdings	6,358	260,487
†Perficient	1,174	23,656
†PFSweb	867	7,742
†Planet Payment	2,351	8,722
Sabre	2,707	76,283
Science Applications International	2,057	142,694
†Sykes Enterprises	1,657	46,611
†Syntel	2,786	116,761
TeleTech Holdings	2,679	77,664
†Teradata	2,224	68,944
Total System Services	5,087	239,852
Travelport Worldwide	4,753	71,438
†Unisys	1,659	16,159
†Vantiv Class A	1,729	97,291
†Virtusa	660	16,289
Visa Class A	10,699	884,807
Western Union	5,594	116,467
†WEX	1,580	170,782
@Xerox	22,116	224,035

		8,561,121

Leisure Products–0.30%
Arctic Cat	1,161	17,984
Brunswick	4,614	225,071
Callaway Golf	2,987	34,679
Hasbro	1,273	100,987
Johnson Outdoors Class A	435	15,821
Mattel	7,199	217,986
†Nautilus	1,429	32,467
Polaris Industries	726	56,221
†Smith & Wesson Holding	3,020	80,302
Sturm Ruger & Co.	863	49,847
†Vista Outdoor	2,470	98,454

		929,819

Life Sciences Tools & Services–0.85%
Agilent Technologies	5,899	277,784
†Albany Molecular Research	1,179	19,465
†Bio-Rad Laboratories Class A	1,103	180,683
Bio-Techne	829	90,775
Bruker	3,588	81,268
†Cambrex	1,977	87,898

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Charles River Laboratories International	1,490	$124,177
†Enzo Biochem	3,075	15,652
†Illumina	608	110,449
†INC Research Holdings Class A	2,194	97,809
†Luminex	1,878	42,668
†Mettler-Toledo International	303	127,208
†PAREXEL International	1,473	102,300
PerkinElmer	2,403	134,832
†Quintiles IMS Holdings	909	73,684
Thermo Fisher Scientific	4,919	782,416
†VWR	6,090	172,712
†Waters	603	95,569

		2,617,349

Machinery–3.19%
Actuant Class A	1,957	45,481
AGCO	3,953	194,962
Alamo Group	601	39,600
Albany International	1,561	66,155
Allison Transmission Holdings	8,189	234,861
Altra Industrial Motion	1,252	36,270
American Railcar Industries	879	36,452
Astec Industries	1,018	60,948
@Barnes Group	2,731	110,742
Briggs & Stratton	1,714	31,966
Caterpillar	7,041	625,030
†Chart Industries	1,938	63,625
CIRCOR International	730	43,479
CLARCOR	2,174	141,310
†Colfax	5,372	168,842
@Columbus McKinnon	891	15,895
†Commercial Vehicle Group	2,148	12,415
Crane	2,707	170,568
Cummins	3,114	399,059
Deere & Co.	2,726	232,664
Donaldson	4,271	159,436
Douglas Dynamics	1,515	48,389
Dover	3,731	274,751
EnPro Industries	730	41,479
ESCO Technologies	1,266	58,768
Federal Signal	3,041	40,324
Flowserve	4,022	194,021
Fortive	2,388	121,549
Franklin Electric	1,797	73,156
Global Brass & Copper Holdings	881	25,452
Gorman-Rupp	1,446	37,032
Graco	1,747	129,278
Greenbrier	1,266	44,690
Harsco	4,621	45,887
Hillenbrand	3,787	119,821
Hurco	300	8,421

LVIP Dimensional U.S. Core Equity 2 Fund–15

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Hyster-Yale Materials Handling	834	$50,148
IDEX	962	90,014
Illinois Tool Works	2,173	260,412
Ingersoll-Rand	6,180	419,869
ITT	4,396	157,553
John Bean Technologies	968	68,292
Joy Global	4,273	118,533
Kadant	478	24,909
Kennametal	3,992	115,848
LB Foster Class A	762	9,152
Lincoln Electric Holdings	2,306	144,402
Lindsay	431	31,885
†Lydall	1,558	79,661
Manitowoc	8,151	39,043
†Manitowoc Foodservice	5,383	87,312
†Meritor	2,742	30,518
†Middleby	423	52,291
Miller Industries	637	14,517
Mueller Industries	2,215	71,810
Mueller Water Products Class A	10,139	127,244
†Navistar International	515	11,788
NN	1,515	27,649
Nordson	1,577	157,116
Omega Flex	460	17,738
Oshkosh	3,738	209,328
PACCAR	6,164	362,320
Parker-Hannifin	3,011	377,971
Pentair	3,117	200,236
†Proto Labs	947	56,735
†RBC Bearings	908	69,444
†Rexnord	5,450	116,685
Snap-on	1,285	195,269
†SPX	1,543	31,076
†SPX FLOW	1,543	47,710
Standex International	693	64,359
Stanley Black & Decker	2,133	262,316
Sun Hydraulics	1,373	44,307
Tennant	1,073	69,530
Terex	4,455	113,202
Timken	2,756	96,846
Titan International	2,511	25,411
Toro	2,024	94,804
†TriMas	2,338	43,510
Trinity Industries	7,615	184,131
†Wabash National	3,313	47,177
†WABCO Holdings	640	72,659
Wabtec	2,556	208,697
Watts Water Technologies Class A	935	60,625
Woodward	2,449	153,014
Xylem	3,972	208,331

		9,776,175

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Marine–0.09%
†Kirby	2,855	$177,467
Matson	2,411	96,150

		273,617

Media–3.61%
AMC Entertainment Holdings	1,253	38,956
†AMC Networks Class A	1,317	68,300
Cable One	373	217,832
†Carmike Cinemas	952	31,121
CBS Class B	4,223	231,167
†Charter Communications Class A	2,054	554,518
Cinemark Holdings	6,048	231,517
Comcast Class A	49,514	3,284,759
†Discovery Communications Class A	4,731	127,358
†Discovery Communications Class C	7,378	194,115
†DISH Network Class A	1,284	70,337
Entercom Communications Class A	1,617	20,924
Entravision Communications Class A	4,034	30,779
†EW Scripps Class A	2,389	37,985
Gannett	4,323	50,320
†Gray Television	2,927	30,324
Interpublic Group	4,216	94,228
John Wiley & Sons Class A	2,152	111,065
†Liberty Braves Group Class A	161	2,809
†Liberty Braves Group Class C	328	5,701
†Liberty Broadband Class A	589	41,324
†Liberty Broadband Class C	2,626	187,706
†Liberty Media Group Class A	404	11,575
†Liberty Media Group Class C	820	23,075
†Liberty SiriusXM Group	1,616	54,912
†Liberty SiriusXM Group Class C	3,281	109,618
Lions Gate Entertainment	1,646	32,903
†Live Nation Entertainment	5,262	144,600
†Madison Square Garden Class A	823	139,424
†Media General	5,975	110,119
Meredith	2,272	118,121
†MSG Networks	2,905	54,062
National CineMedia	1,816	26,732
New Media Investment Group	1,344	20,832
New York Times Class A	5,350	63,933
News Class A	7,065	98,769
News Class B	3,085	43,869
Nexstar Broadcasting Group Class A	1,017	58,691
Omnicom Group	1,610	136,850
†Radio One Class D	4,509	13,662
†Reading International Class A	1,404	18,743
Regal Entertainment Group Class A	2,450	53,287
Saga Communications Class A	635	28,791
Scholastic	1,447	56,954
Scripps Networks Interactive Class A	2,434	154,535
Sinclair Broadcast Group Class A	3,808	109,975
†Sirius XM Holdings	11,685	48,726

LVIP Dimensional U.S. Core Equity 2 Fund–16

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
†Starz	2,034	$63,440
TEGNA	11,796	257,861
Time	5,270	76,310
Time Warner	12,801	1,019,088
Twenty-First Century Fox Class A	10,541	255,303
Twenty-First Century Fox Class B	3,842	95,051
Viacom Class A	245	10,491
Viacom Class B	12,226	465,811
Walt Disney	15,357	1,426,051

		11,065,309

Metals & Mining–1.04%
†AK Steel Holding	3,697	17,856
Alcoa	22,198	225,088
Allegheny Technologies	5,267	95,175
Carpenter Technology	2,176	89,782
†Century Aluminum	3,850	26,757
†Cliffs Natural Resources	3,601	21,066
†Coeur Mining	2,410	28,511
Commercial Metals	5,148	83,346
Compass Minerals International	1,855	136,713
Ferroglobe	4,379	39,542
Freeport-McMoRan	37,028	402,124
Gold Resource	789	5,855
Haynes International	793	29,428
Hecla Mining	19,733	112,478
Kaiser Aluminum	589	50,943
Materion	886	27,209
Newmont Mining	13,016	511,399
Nucor	6,617	327,211
†Real Industry	1,000	6,120
Reliance Steel & Aluminum	3,276	235,970
Royal Gold	2,168	167,868
†Ryerson Holding	977	11,030
Schnitzer Steel Industries	1,849	38,644
Southern Copper	1,449	38,109
Steel Dynamics	4,360	108,956
†Stillwater Mining	6,473	86,479
SunCoke Energy	2,834	22,729
†TimkenSteel	1,111	11,610
United States Steel	5,656	106,672
Worthington Industries	2,328	111,814

		3,176,484

Multiline Retail–0.64%
Big Lots	3,892	185,843
Dillard’s Class A	1,631	102,769
Dollar General	2,824	197,652
†Dollar Tree	2,137	168,673
Fred’s Class A	1,654	14,985
†JC Penney	11,378	104,905
Kohl’s	7,841	343,044

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multiline Retail (continued)
Macy’s	6,909	$255,978
Nordstrom	2,036	105,628
†Ollie’s Bargain Outlet Holdings	1,297	33,994
Target	6,526	448,206
†Tuesday Morning	170	1,017

		1,962,694

Multi-Utilities–0.49%
Ameren	1,996	98,163
Avista	1,450	60,595
Black Hills	944	57,792
CenterPoint Energy	3,594	83,489
CMS Energy	2,292	96,287
Consolidated Edison	1,574	118,522
Dominion Resources	2,881	213,972
DTE Energy	1,439	134,791
MDU Resources Group	4,003	101,837
NiSource	3,152	75,995
NorthWestern	889	51,144
Public Service Enterprise Group	1,961	82,107
SCANA	1,055	76,350
Sempra Energy	914	97,972
Unitil	413	16,132
Vectren	1,526	76,605
WEC Energy Group	1,223	73,233

		1,514,986

Oil, Gas & Consumable Fuels–5.64%
Alon USA Energy	3,142	25,324
Anadarko Petroleum	3,956	250,652
†Antero Resources	4,574	123,269
Apache	1,388	88,651
†Bill Barrett	1,360	7,562
Cabot Oil & Gas	5,928	152,942
†Callon Petroleum	3,597	56,473
†Carrizo Oil & Gas	3,361	136,524
†Cheniere Energy	2,220	96,792
Cheniere Energy Partners Holdings	654	14,872
†Chesapeake Energy	17,141	107,474
Chevron	16,317	1,679,346
Cimarex Energy	1,047	140,685
†Clayton Williams Energy	850	72,624
†Clean Energy Fuels	6,062	27,097
†Cloud Peak Energy	4,877	26,531
†Cobalt International Energy	20,470	25,383
†Concho Resources	1,030	141,471
ConocoPhillips	9,961	433,005
CONSOL Energy	9,348	179,482
†Contango Oil & Gas	934	9,545
†Continental Resources	3,741	194,382
CVR Energy	1,979	27,251
Delek U.S. Holdings	2,755	47,634

LVIP Dimensional U.S. Core Equity 2 Fund–17

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Denbury Resources	6,137	$19,822
Devon Energy	2,067	91,175
DHT Holdings	4,056	16,995
†Diamondback Energy	1,129	108,994
†Dorian LPG	1,500	9,000
†Eclipse Resources	2,391	7,866
Energen	2,168	125,137
EnLink Midstream	4,882	81,773
EOG Resources	3,740	361,695
†EP Energy Class A	5,898	25,833
EQT	1,443	104,791
Exxon Mobil	51,817	4,522,588
GasLog	4,669	67,934
Green Plains	1,678	43,964
†Gulfport Energy	4,653	131,447
Hess	5,168	277,108
HollyFrontier	4,050	99,225
Kinder Morgan	14,924	345,192
†Kosmos Energy	13,634	87,394
†Laredo Petroleum	7,952	102,581
Marathon Oil	14,251	225,308
Marathon Petroleum	9,834	399,162
†Matador Resources	2,842	69,174
Murphy Oil	6,397	194,469
†Newfield Exploration	2,207	95,916
Noble Energy	6,889	246,213
†Northern Oil and Gas	4,490	12,033
†Oasis Petroleum	8,912	102,221
Occidental Petroleum	6,577	479,595
ONEOK	3,218	165,373
Panhandle Oil and Gas Class A	655	11,482
†Par Pacific Holdings	1,567	20,496
†Parsley Energy Class A	4,190	140,407
PBF Energy Class A	5,183	117,343
†PDC Energy	2,178	146,057
Phillips 66	7,301	588,096
Pioneer Natural Resources	1,420	263,623
QEP Resources	8,570	167,372
Range Resources	5,452	211,250
†Renewable Energy Group	2,053	17,389
†REX American Resources	304	25,767
†Rice Energy	6,040	157,704
†Ring Energy	1,091	11,946
†RSP Permian	3,474	134,722
Scorpio Tankers	8,015	37,109
SemGroup Class A	2,030	71,781
Ship Finance International	3,968	58,449
SM Energy	3,009	116,087
†Southwestern Energy	12,856	177,927
Spectra Energy	2,602	111,236
†Synergy Resources	7,105	49,238
Targa Resources	3,953	194,132

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Teekay	3,211	$24,757
Teekay Tankers Class A	3,937	9,961
Tesoro	6,063	482,372
Valero Energy	9,585	508,005
Western Refining	5,186	137,222
†Whiting Petroleum	9,496	82,995
Williams	7,087	217,784
World Fuel Services	2,351	108,757
†WPX Energy	14,620	192,838

		17,279,253

Paper & Forest Products–0.22%
†Boise Cascade	2,520	64,008
†Clearwater Paper	1,000	64,670
Deltic Timber	400	27,092
Domtar	2,784	103,370
KapStone Paper and Packaging	4,939	93,446
†Louisiana-Pacific	5,393	101,550
Mercer International	3,828	32,423
Neenah Paper	984	77,746
PH Glatfelter	2,023	43,859
†Resolute Forest Products	4,585	21,687
Schweitzer-Mauduit International	1,350	52,056

		681,907

Personal Products–0.30%
Avon Products	14,888	84,266
Coty Class A	784	18,424
†Edgewell Personal Care	2,062	163,970
Estee Lauder Class A	1,109	98,213
†Herbalife	1,198	74,264
Inter Parfums	2,061	66,509
Medifast	651	24,601
Nu Skin Enterprises Class A	2,851	184,688
†Nutraceutical International	800	24,992
†Revlon Class A	2,272	83,564
†USANA Health Sciences	589	81,488

		904,979

Pharmaceuticals–3.08%
†Akorn	5,473	149,194
†Allergan	3,051	702,676
†Amphastar Pharmaceuticals	1,800	34,146
†ANI Pharmaceuticals	365	24,218
†Assembly Biosciences	746	5,379
Bristol-Myers Squibb	5,206	280,707
†Catalent	4,136	106,874
†=Depomed	3,577	89,318
Eli Lilly & Co.	4,416	354,428
†Endo International	3,154	63,553
†Horizon Pharma	6,875	124,644
†Impax Laboratories	2,344	55,553
†Jazz Pharmaceuticals	468	56,853

LVIP Dimensional U.S. Core Equity 2 Fund–18

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
Johnson & Johnson	22,321	$2,636,780
†Lannett	1,820	48,357
†Lipocine	800	3,568
†Mallinckrodt	2,737	190,988
†Medicines	1,266	47,779
Merck & Co.	22,117	1,380,322
†Mylan	4,628	176,419
Perrigo	1,147	105,903
Pfizer	71,521	2,422,416
Phibro Animal Health Class A	601	16,335
†Prestige Brands Holdings	1,836	88,624
†SciClone Pharmaceuticals	2,470	25,317
†Sucampo Pharmaceuticals Class A	1,472	18,120
†Supernus Pharmaceuticals	1,662	41,101
†Taro Pharmaceutical Industries	718	79,346
Zoetis	2,357	122,588

		9,451,506

Professional Services–0.59%
†Advisory Board	1,391	62,233
Barrett Business Services	595	29,518
†CBIZ	2,316	25,916
CDI	963	5,460
CEB	1,233	67,162
†CRA International	465	12,364
Dun & Bradstreet	779	106,427
Equifax	1,093	147,096
Exponent	950	48,507
†Franklin Covey	769	13,696
†FTI Consulting	2,104	93,754
†GP Strategies	1,061	26,122
Heidrick & Struggles International	849	15,749
†Huron Consulting Group	889	53,127
†ICF International	1,623	71,931
Insperity	1,129	82,011
Kelly Services Class A	1,930	37,095
Kforce	2,434	49,873
Korn/Ferry International	1,988	41,748
ManpowerGroup	1,630	117,784
†Mistras Group	1,280	30,042
†Navigant Consulting	2,107	42,604
Nielsen Holdings	2,853	152,835
†On Assignment	2,338	84,846
Resources Connection	1,629	24,337
Robert Half International	1,469	55,616
†RPX	2,409	25,752
†TransUnion	700	24,150
†TriNet Group	2,353	50,895
†TrueBlue	2,288	51,846
†Verisk Analytics Class A	1,763	143,297
†Volt Information Sciences	1,104	7,010

		1,800,803

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Management & Development–0.42%
Alexander & Baldwin	2,665	$102,389
Altisource Portfolio Solutions	551	17,852
†AV Homes	1,200	19,968
†CBRE Group Class A	9,949	278,373
Consolidated-Tomoka Land	242	12,388
†Forestar Group	2,419	28,327
†FRP Holdings	425	13,205
HFF Class A	2,436	67,453
†Howard Hughes	1,519	173,925
Jones Lang LaSalle	1,636	186,161
Kennedy-Wilson Holdings	3,960	89,298
†Marcus & Millichap	1,921	50,234
RE/MAX Holdings	783	34,280
Realogy Holdings	4,990	129,041
RMR Group Class A	434	16,466
†St. Joe	2,358	43,340
†Tejon Ranch	1,057	25,706

		1,288,406

Road & Rail–1.48%
AMERCO	572	185,459
ArcBest	1,150	21,873
†Avis Budget Group	5,581	190,926
Celadon Group	1,233	10,776
†Covenant Transportation Group Class A	696	13,454
CSX	15,157	462,289
†Genesee & Wyoming	2,758	190,164
Heartland Express	4,191	79,126
†Hertz Global Holdings	4,919	197,547
JB Hunt Transport Services	1,269	102,967
Kansas City Southern	2,675	249,631
Knight Transportation	4,472	128,302
Landstar System	1,174	79,926
Marten Transport	1,652	34,692
Norfolk Southern	6,131	595,075
†Old Dominion Freight Line	3,641	249,809
†PAM Transportation Services	682	13,654
†Roadrunner Transportation Systems	1,695	13,526
Ryder System	3,258	214,865
†Saia	1,113	33,345
†Swift Transportation	5,091	109,304
Union Pacific	12,454	1,214,639
Universal Logistics Holdings	1,605	21,539
†USA Truck	643	6,584
Werner Enterprises	3,587	83,469
†YRC Worldwide	1,800	22,176

		4,525,117

Semiconductors & Semiconductor Equipment–4.22%
†Advanced Energy Industries	2,277	107,748
†Advanced Micro Devices	19,495	134,710

LVIP Dimensional U.S. Core Equity 2 Fund–19

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Alpha & Omega Semiconductor	504	$10,947
†Amkor Technology	12,611	122,579
Analog Devices	3,178	204,822
Applied Materials	16,985	512,098
†Axcelis Technologies	829	11,009
Broadcom	1,594	274,997
Brooks Automation	3,851	52,412
Cabot Microelectronics	940	49,735
†Cavium	363	21,127
†CEVA	1,455	51,027
†Cirrus Logic	3,530	187,619
Cohu	1,543	18,115
†Cree	3,952	101,645
Cypress Semiconductor	12,017	146,127
†Diodes	2,680	57,191
†DSP Group	1,135	13,631
†Entegris	6,063	105,617
†Exar	2,144	19,961
†First Solar	3,707	146,389
†FormFactor	3,362	36,478
†Integrated Device Technology	4,470	103,257
Intel	95,468	3,603,917
Intersil Class A	4,401	96,514
IXYS	1,526	18,388
KLA-Tencor	2,498	174,135
†Kulicke & Soffa Industries	3,123	40,380
Lam Research	3,038	287,729
†Lattice Semiconductor	3,916	25,415
Linear Technology	2,206	130,794
†MACOM Technology Solutions Holdings	1,103	46,701
Marvell Technology Group	10,091	133,908
Maxim Integrated Products	6,113	244,092
†MaxLinear Class A	1,465	29,695
Microchip Technology	3,535	219,665
†Micron Technology	33,849	601,835
†Microsemi	4,072	170,942
MKS Instruments	2,064	102,643
†Nanometrics	804	17,961
†NeoPhotonics	1,612	26,340
NVE	106	6,248
NVIDIA	8,978	615,172
†ON Semiconductor	21,153	260,605
†PDF Solutions	980	17,807
†Photronics	2,966	30,579
Power Integrations	1,030	64,921
†Qorvo	2,087	116,329
QUALCOMM	24,169	1,655,577
†Rambus	3,870	48,375
†Rudolph Technologies	1,382	24,517
†Semtech	2,224	61,672
†Sigma Designs	1,840	14,334

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Silicon Laboratories	1,141	$67,091
Skyworks Solutions	4,855	369,660
†SunPower	4,083	36,420
†Synaptics	1,672	97,946
Teradyne	7,963	171,842
Tessera Technologies	2,825	108,593
Texas Instruments	5,615	394,061
†Ultratech	1,171	27,027
†Veeco Instruments	1,813	35,589
†Xcerra	3,827	23,192
Xilinx	4,097	222,631

		12,930,483

Software–2.69%
†ACI Worldwide	6,324	122,559
Activision Blizzard	3,605	159,701
†Adobe Systems	1,655	179,634
American Software Class A	1,038	11,522
†ANSYS	1,594	147,620
†Aspen Technology	2,177	101,862
†Autodesk	832	60,179
†AVG Technologies	1,738	43,467
†Barracuda Networks	2,078	52,947
Blackbaud	866	57,450
@CA	10,502	347,406
†Cadence Design Systems	2,996	76,488
CDK Global	1,613	92,522
†Citrix Systems	1,638	139,590
†Dell Technologies Class V	4,518	215,960
†Donnelley Financial Solutions	933	27,068
Ebix	1,122	63,786
†Electronic Arts	1,721	146,973
†Ellie Mae	441	46,437
†EnerNOC	2,209	11,951
Epiq Systems	1,906	31,430
Fair Isaac	869	108,269
†FireEye	1,388	20,445
†Fortinet	636	23,487
†Globant	265	11,162
†Glu Mobile	4,125	9,240
†Guidewire Software	960	57,581
Intuit	1,250	137,513
†Manhattan Associates	1,618	93,229
Mentor Graphics	4,552	120,355
Microsoft	43,846	2,525,530
†MicroStrategy	368	61,618
Monotype Imaging Holdings	1,326	29,318
†NetSuite	231	25,569
†Nuance Communications	10,640	154,280
Oracle	25,592	1,005,254
†Paycom Software	1,636	82,013
Pegasystems	2,820	83,162

LVIP Dimensional U.S. Core Equity 2 Fund–20

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Progress Software	1,691	$45,995
†PTC	1,064	47,146
QAD Class A	624	13,965
†Qualys	600	22,914
†Red Hat	1,348	108,959
†Rubicon Project	543	4,496
†salesforce.com	772	55,067
†ServiceNow	444	35,143
†Silver Spring Networks	2,022	28,672
†Splunk	369	21,653
SS&C Technologies Holdings	3,154	101,401
Symantec	9,683	243,043
†Synchronoss Technologies	2,028	83,513
†Synopsys	2,797	166,002
†Tableau Software Class A	608	33,604
†Take-Two Interactive Software	2,433	109,680
†Tangoe	146	1,205
†Telenav	2,040	11,689
†TiVo	5,330	103,819
†Tyler Technologies	267	45,718
†Ultimate Software Group	259	52,937
†VASCO Data Security International	611	10,760
†Verint Systems	1,692	63,670
†VMware Class A	307	22,518
†Workday Class A	310	28,424
†Zedge Class B	591	2,021
†Zynga Class A	33,087	96,283

		8,244,874

Specialty Retail–2.84%
Aaron’s	3,699	94,029
Abercrombie & Fitch	2,976	47,289
Advance Auto Parts	1,593	237,548
American Eagle Outfitters	11,096	198,175
†America’s Car-Mart	623	22,671
†Asbury Automotive Group	1,686	93,860
†Ascena Retail Group	6,778	37,889
†AutoNation	5,438	264,885
†AutoZone	117	89,896
Barnes & Noble	3,386	38,262
†Barnes & Noble Education	2,352	22,509
Bed Bath & Beyond	5,651	243,615
Best Buy	9,485	362,137
Big 5 Sporting Goods	952	12,966
Buckle	1,237	29,725
†Build-A-Bear Workshop	1,134	11,748
†Burlington Stores	1,682	136,276
†Cabela’s	3,742	205,548
Caleres	1,935	48,936
†CarMax	6,050	322,767
Cato Class A	1,385	45,553
Chico’s FAS	4,630	55,097

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
Children’s Place	1,185	$94,646
Citi Trends	672	13,393
†Conn’s	1,428	14,737
CST Brands	3,810	183,223
†Destination XL Group	2,180	9,440
Dick’s Sporting Goods	4,988	282,919
DSW Class A	3,958	81,060
†Express	5,117	60,329
Finish Line Class A	1,965	45,352
†Five Below	2,010	80,983
Foot Locker	4,099	277,584
†Francesca’s Holdings	2,149	33,159
GameStop Class A	5,865	161,815
Gap	10,368	230,584
†Genesco	979	53,316
GNC Holdings	5,146	105,081
Group 1 Automotive	1,049	67,010
Guess	4,809	70,259
Haverty Furniture	1,170	23,447
†Hibbett Sports	1,445	57,655
Home Depot	6,317	812,872
†Kirkland’s	1,522	18,538
L Brands	954	67,515
Lithia Motors Class A	1,180	112,714
Lowe’s	4,559	329,205
†MarineMax	1,717	35,971
†Michaels	2,036	49,210
Monro Muffler Brake	1,408	86,127
†Murphy USA	1,923	137,225
Office Depot	29,000	103,530
†O’Reilly Automotive	492	137,814
†Party City Holdco	1,527	26,142
Penske Automotive Group	3,989	192,190
Pier 1 Imports	4,414	18,715
Rent-A-Center	3,348	42,319
†Restoration Hardware Holdings	1,494	51,663
Ross Stores	2,018	129,758
†Sally Beauty Holdings	2,786	71,544
†Select Comfort	2,804	60,567
Shoe Carnival	1,009	26,900
Signet Jewelers	1,761	131,247
Sonic Automotive Class A	1,673	31,452
†Sportsman’s Warehouse Holdings	1,747	18,378
Stage Stores	1,354	7,596
Staples	10,916	93,332
Stein Mart	2,840	18,034
Tailored Brands	801	12,576
Tiffany & Co.	3,739	271,564
†Tile Shop Holdings	1,683	27,854
TJX	3,336	249,466
Tractor Supply	1,488	100,217
†Ulta Salon Cosmetics & Fragrance	588	139,932

LVIP Dimensional U.S. Core Equity 2 Fund–21

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
†Urban Outfitters	6,545	$225,933
†Vitamin Shoppe	1,290	34,637
†West Marine	1,342	11,098
Williams-Sonoma	3,473	177,401
Winmark	403	42,525
†Zumiez	1,182	21,276

		8,692,410

Technology Hardware, Storage & Peripherals–2.74%
Apple	55,416	6,264,779
†Avid Technology	1,312	10,417
†Cray	1,200	28,248
Diebold	3,240	80,320
†Eastman Kodak	1,542	23,130
†Electronics For Imaging	2,085	101,998
Hewlett Packard Enterprise	31,225	710,369
HP	8,242	127,998
Lexmark International Class A	2,738	109,410
†NCR	4,463	143,664
NetApp	6,473	231,863
Seagate Technology	3,282	126,521
†Super Micro Computer	1,844	43,094
Western Digital	6,899	403,385

		8,405,196

Textiles, Apparel & Luxury Goods–0.79%
Carter’s	1,244	107,867
Coach	6,181	225,977
Columbia Sportswear	2,562	145,368
†Crocs	2,540	21,082
Culp	857	25,513
†Deckers Outdoor	1,432	85,276
†Fossil Group	2,664	73,979
†G-III Apparel Group	2,017	58,795
Hanesbrands	3,615	91,279
†Iconix Brand Group	2,143	17,401
†Kate Spade & Co.	4,402	75,406
†lululemon athletica	1,188	72,444
†Michael Kors Holdings	2,900	135,691
Movado Group	888	19,074
NIKE Class B	5,604	295,051
Oxford Industries	918	62,149
†Perry Ellis International	696	13,419
PVH	2,038	225,199
Ralph Lauren	1,302	131,684
†Skechers U.S.A. Class A	4,784	109,554
†Steven Madden	2,910	100,569
†Under Armour Class A	1,470	56,860
†Under Armour Class C	602	20,384
†Unifi	789	23,220
†Vera Bradley	1,584	23,998
VF	1,842	103,244

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
†Vince Holding	660	$3,725
Wolverine World Wide	4,658	107,274

		2,431,482

Thrifts & Mortgage Finance–0.57%
Astoria Financial	7,927	115,734
Bank Mutual	3,078	23,639
BankFinancial	1,093	13,881
Beneficial Bancorp	4,148	61,017
†BofI Holding	2,791	62,518
Capitol Federal Financial	7,573	106,552
Charter Financial	652	8,398
Clifton Bancorp	1,283	19,617
Dime Community Bancshares	1,652	27,687
EverBank Financial	6,344	122,820
Federal Agricultural Mortgage Class C	554	21,883
First Defiance Financial	445	19,865
†Flagstar Bancorp	3,132	86,913
†HomeStreet	978	24,509
Kearny Financial	3,712	50,520
†LendingTree	300	29,073
Meridian Bancorp	2,613	40,684
Meta Financial Group	500	30,305
†MGIC Investment	3,265	26,120
New York Community Bancorp	7,159	101,872
†NMI Holdings Class A	2,601	19,820
Northfield Bancorp	2,269	36,531
Northwest Bancshares	4,507	70,805
OceanFirst Financial	1,255	24,171
Oritani Financial	1,953	30,701
†PennyMac Financial Services Class A	1,597	27,165
†PHH	2,650	38,293
Provident Financial Services	2,912	61,822
Radian Group	2,073	28,089
Territorial Bancorp	299	8,569
TFS Financial	5,806	103,405
TrustCo Bank	5,644	40,016
United Community Financial	2,433	17,299
United Financial Bancorp	2,907	40,233
†Walker & Dunlop	1,799	45,443
Washington Federal	3,292	87,831
Waterstone Financial	984	16,718
WSFS Financial	1,365	49,809

		1,740,327

Tobacco–0.54%
†Alliance One International	554	10,592
Altria Group	9,768	617,631
Philip Morris International	6,303	612,778
Reynolds American	6,693	315,575
Universal	1,006	58,569

LVIP Dimensional U.S. Core Equity 2 Fund–22

LVIP Dimensional U.S. Core Equity 2 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Tobacco (continued)
Vector Group	2,375	$51,136

		1,666,281

Trading Companies & Distributors–0.70%
Air Lease	5,716	163,363
Applied Industrial Technologies	1,738	81,234
†Beacon Roofing Supply	2,765	116,324
†BMC Stock Holdings	1,381	24,485
†CAI International	1,223	10,114
†DXP Enterprises	500	14,095
Fastenal	2,673	111,678
GATX	1,878	83,665
H&E Equipment Services	3,129	52,442
†HD Supply Holdings	2,677	85,611
†Herc Holdings	1,639	55,234
Kaman	1,200	52,704
†MRC Global	5,251	86,274
MSC Industrial Direct	2,154	158,125
†NOW	4,509	96,628
†Rush Enterprises Class A	1,341	32,828
†Rush Enterprises Class B	547	13,298
Textainer Group Holdings	1,155	8,651
Triton International	3,138	41,390
†United Rentals	4,629	363,330
†Univar	4,602	100,554
†Veritiv	492	24,684
Watsco	656	92,430
†WESCO International	1,866	114,740
†Willis Lease Finance	616	14,642
WW Grainger	695	156,264

		2,154,787

Transportation Infrastructure–0.04%
Macquarie Infrastructure	1,563	130,104

		130,104

Water Utilities–0.13%
American States Water	1,485	59,474

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Water Utilities (continued)
American Water Works	1,625	$121,615
Aqua America	1,702	51,877
California Water Service Group	2,214	71,047
Connecticut Water Service	380	18,898
Middlesex Water	539	18,995
SJW	602	26,295
York Water	500	14,830

		383,031

Wireless Telecommunication Services–0.21%
†Boingo Wireless	459	4,719
Shenandoah Telecommunications	2,679	72,896
Spok Holdings	803	14,310
†Sprint	18,459	122,383
Telephone & Data Systems	4,497	122,228
†T-Mobile US	6,009	280,740
†United States Cellular	894	32,488

		649,764

Total Common Stock (Cost $299,607,824)		303,643,216

RIGHT–0.00%
†@=Dyax	1,518	1,685

Total Right (Cost $1,685)		1,685

MONEY MARKET FUND–0.93%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	2,845,217	2,845,217

Total Money Market Fund (Cost $2,845,217)		2,845,217

TOTAL VALUE OF SECURITIES–100.01% (Cost $302,454,726)	306,490,118
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(45,899)

NET ASSETS APPLICABLE TO 29,999,531 SHARES OUTSTANDING–100.00%	$306,444,219

†	Non-income producing for the period.

@	Illiquid security. At September 30, 2016, the aggregate value of illiquid securities was $1,199,616, which represents 0.39% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2016, the aggregate value of fair valued securities was $91,003, which represents 0.03% of the Fund’s net assets.

IT–Information Technology

LVIP Dimensional U.S. Core Equity 2 Fund–23

LVIP Dimensional U.S. Core Equity 2 Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$302,454,726

Aggregate unrealized appreciation	$27,631,545
Aggregate unrealized depreciation	(23,596,153)

Net unrealized appreciation	$4,035,392

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

LVIP Dimensional U.S. Core Equity 2 Fund–24

LVIP Dimensional U.S. Core Equity 2 Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$5,995,867	$—	$—	$5,995,867
Air Freight & Logistics	1,908,252	—	—	1,908,252
Airlines	2,338,245	—	—	2,338,245
Auto Components	3,266,564	—	—	3,266,564
Automobiles	2,406,317	—	—	2,406,317
Banks	23,275,777	127,269	—	23,403,046
Beverages	2,702,949	—	—	2,702,949
Biotechnology	4,397,414	—	—	4,397,414
Building Products	1,906,922	81,301	—	1,988,223
Capital Markets	8,694,656	—	—	8,694,656
Chemicals	7,627,496	—	—	7,627,496
Commercial Services & Supplies	3,934,806	—	—	3,934,806
Communications Equipment	5,319,474	—	—	5,319,474
Construction & Engineering	1,814,797	—	—	1,814,797
Construction Materials	755,678	—	—	755,678
Consumer Finance	4,028,633	—	—	4,028,633
Containers & Packaging	3,067,001	—	—	3,067,001
Distributors	660,708	—	—	660,708
Diversified Consumer Services	1,196,837	—	—	1,196,837
Diversified Financial Services	1,429,585	—	—	1,429,585
Diversified Telecommunication Services	8,438,542	—	—	8,438,542
Electric Utilities	2,753,344	—	—	2,753,344
Electrical Equipment	2,429,277	—	—	2,429,277
Electronic Equipment, Instruments & Components	5,522,518	—	—	5,522,518
Energy Equipment & Services	4,123,334	—	—	4,123,334
Food & Staples Retailing	6,700,159	—	—	6,700,159
Food Products	5,655,830	114,951	—	5,770,781
Gas Utilities	1,009,925	—	—	1,009,925
Health Care Equipment & Supplies	7,165,258	—	—	7,165,258
Health Care Providers & Services	10,335,846	—	—	10,335,846
Health Care Technology	699,170	—	—	699,170
Hotels, Restaurants & Leisure	6,628,987	11,907	—	6,640,894
Household Durables	3,554,688	—	—	3,554,688
Household Products	3,130,196	—	—	3,130,196
Independent Power & Renewable Electricity Producers	776,797	—	—	776,797
Industrial Conglomerates	2,463,262	—	—	2,463,262
Insurance	11,979,047	164,425	—	12,143,472
Internet & Direct Marketing Retail	2,996,466	—	—	2,996,466
Internet Software & Services	6,814,475	—	—	6,814,475
IT Services	8,337,086	224,035	—	8,561,121
Leisure Products	929,819	—	—	929,819
Life Sciences Tools & Services	2,617,349	—	—	2,617,349
Machinery	9,649,538	126,637	—	9,776,175
Marine	273,617	—	—	273,617
Media	11,065,309	—	—	11,065,309
Metals & Mining	3,176,484	—	—	3,176,484
Multiline Retail	1,962,694	—	—	1,962,694
Multi-Utilities	1,514,986	—	—	1,514,986
Oil, Gas & Consumable Fuels	17,279,253	—	—	17,279,253
Paper & Forest Products	681,907	—	—	681,907
Personal Products	904,979	—	—	904,979
Pharmaceuticals	9,362,188	—	89,318	9,451,506
Professional Services	1,800,803	—	—	1,800,803
Real Estate Management & Development	1,288,406	—	—	1,288,406

LVIP Dimensional U.S. Core Equity 2 Fund–25

LVIP Dimensional U.S. Core Equity 2 Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Road & Rail	$4,525,117	$—	$—	$4,525,117
Semiconductors & Semiconductor Equipment	12,930,483	—	—	12,930,483
Software	7,897,468	347,406	—	8,244,874
Specialty Retail	8,692,410	—	—	8,692,410
Technology Hardware, Storage & Peripherals	8,405,196	—	—	8,405,196
Textiles, Apparel & Luxury Goods	2,431,482	—	—	2,431,482
Thrifts & Mortgage Finance	1,740,327	—	—	1,740,327
Tobacco	1,666,281	—	—	1,666,281
Trading Companies & Distributors	2,154,787	—	—	2,154,787
Transportation Infrastructure	130,104	—	—	130,104
Water Utilities	383,031	—	—	383,031
Wireless Telecommunication Services	649,764	—	—	649,764
Money Market Fund	2,845,217	—	—	2,845,217
Rights	—	—	1,685	1,685

Total	$305,201,184	$1,197,931	$91,003	$306,490,118

There were no Level 3 investments at the beginning of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional U.S. Core Equity 2 Fund–26

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–90.30%
Argentina–0.06%
MercadoLibre	2,800	$517,916

		517,916

Belgium–0.01%
Ion Beam Applications	2,300	117,044

		117,044

Canada–0.07%
Empire Class A	26,400	393,802
Open Text	3,703	240,176

		633,978

■China–0.04%
†Alibaba Group Holding ADR	2,800	296,212
†Gridsum Holding ADR	4,200	70,770

		366,982

Denmark–0.08%
AP Moeller - Maersk Class B	488	717,797

		717,797

Finland–0.12%
Nokia	95,800	555,291
Nokia ADR	85,700	496,203

		1,051,494

France–4.26%
Accor	20,020	794,380
AXA	203,686	4,330,809
BNP Paribas	128,610	6,614,874
Cie de Saint-Gobain	95,520	4,133,152
Cie Generale des Etablissements Michelin	43,590	4,826,943
Credit Agricole	221,860	2,188,406
Sanofi	62,166	4,734,000
Societe Generale	12,400	428,969
Technip	46,680	2,869,617
TOTAL	81,550	3,878,566
Zodiac Aerospace	85,480	2,080,378

		36,880,094

Germany–3.60%
Bayer	32,540	3,268,002
†Deutsche Boerse	19,310	1,567,361
Deutsche Lufthansa	254,850	2,841,158
Deutsche Telekom	28,600	480,495
HeidelbergCement	26,290	2,486,294
Infineon Technologies ADR	160,316	2,850,418
LANXESS	91,310	5,683,796
Merck	39,030	4,209,967
METRO	80,010	2,381,560
†QIAGEN	88,954	2,452,747
Siemens ADR	21,096	2,474,983

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
thyssenkrupp	20,400	$487,415

		31,184,196

■Hong Kong–2.76%
AIA Group	423,000	2,844,567
†Baidu ADR	21,370	3,890,836
China Life Insurance	896,000	2,347,667
China Pacific Insurance Group	144,400	540,032
China Shenhua Energy	201,200	397,668
China Telecom	10,447,800	5,330,097
CRRC	1,502,500	1,367,763
Jardine Strategic Holdings	12,700	416,298
Kunlun Energy	1,416,000	1,094,599
NetEase ADR	3,600	866,808
Sands China	73,700	323,036
Sinopharm Group	529,600	2,565,026
Tencent Holdings	69,000	1,918,340

		23,902,737

Ireland–0.61%
CRH	158,269	5,255,482

		5,255,482

Israel–0.89%
†Check Point Software Technologies	14,220	1,103,614
†Mobileye	2,000	85,140
Teva Pharmaceutical Industries ADR	141,598	6,514,924

		7,703,678

Italy–0.93%
CNH Industrial	42,400	303,604
Enel	196,199	874,404
Eni	327,888	4,724,963
UniCredit	901,101	2,100,389

		8,003,360

Japan–3.99%
IHI	774,000	2,249,405
Inpex	245,500	2,232,202
Konica Minolta	402,700	3,410,190
†LINE ADR	2,100	101,640
Nissan Motor	537,300	5,270,309
Omron	120,700	4,344,587
SoftBank Group	94,300	6,111,452
Start Today	4,200	72,268
Sumitomo Metal Mining	160,000	2,209,879
Suntory Beverage & Food	99,300	4,293,572
†Toshiba	608,000	2,026,708
Toyota Motor ADR	19,181	2,226,147

		34,548,359

Netherlands–2.34%
Akzo Nobel	58,620	3,965,053
ASML Holding New York Shares	5,500	602,690

LVIP Franklin Templeton Global Equity Managed Volatility Fund–1

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Netherlands (continued)
ING Groep	292,882	$3,615,809
Koninklijke KPN	280,990	932,252
Koninklijke Philips	37,920	1,122,037
NN Group	92,160	2,829,351
†NXP Semiconductors	10,000	1,020,100
Royal Dutch Shell Class B	236,790	6,138,947

		20,226,239

Norway–0.93%
†Subsea 7	287,940	3,107,124
Telenor	288,550	4,961,876

		8,069,000

Portugal–0.38%
Galp Energia	238,290	3,255,494

		3,255,494

Republic of Korea–2.27%
Hana Financial Group	98,564	2,509,327
Hyundai Mobis	15,070	3,781,911
Hyundai Motor	2,100	259,521
KB Financial Group	25,444	875,145
Samsung Electronics	8,141	11,859,503
SK Hynix	10,800	396,467

		19,681,874

Singapore–0.55%
Broadcom	7,400	1,276,648
DBS Group Holdings	134,605	1,527,343
Singapore Telecommunications	671,160	1,963,071

		4,767,062

South Africa–0.06%
Naspers Class N	2,800	484,604

		484,604

Spain–0.36%
Telefonica	303,840	3,072,748

		3,072,748

Sweden–0.20%
Getinge Class B	87,360	1,693,562

		1,693,562

Switzerland–2.47%
†ABB	219,490	4,946,860
Chubb	34,736	4,364,578
†LafargeHolcim	15,000	812,476
Novartis	13,610	1,074,106
Novartis ADR	19,090	1,507,346
Roche Holding	21,670	5,384,965
Roche Holding ADR	32,000	991,040
Syngenta	510	223,351

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
UBS Group	153,640	$2,098,793

		21,403,515

Taiwan–0.29%
Taiwan Semiconductor Manufacturing ADR	82,870	2,534,993

		2,534,993

Thailand–0.40%
Bangkok Bank NVDR	740,300	3,485,037

		3,485,037

United Kingdom–6.56%
†Atlassian	8,500	254,745
Aviva	386,490	2,205,342
BAE Systems	511,820	3,476,932
Barclays	1,851,100	4,013,226
BP	107,730	627,930
BP ADR	241,329	8,485,128
British American Tobacco	18,540	1,182,408
GlaxoSmithKline	220,530	4,696,968
†Glencore	947,270	2,593,791
HSBC Holdings	828,050	6,196,075
HSBC Holdings	68,700	516,402
Imperial Brands	14,300	736,030
Kingfisher	587,878	2,868,294
†Liberty Global Class C	9,500	313,880
Petrofac	171,850	1,989,091
RELX	38,662	733,166
Royal Dutch Shell Class A	52,762	1,316,659
Royal Dutch Shell (London Shares) Class A	19,560	486,612
RSA Insurance Group	58,500	413,162
Sky	356,460	4,131,412
†Standard Chartered	482,532	3,926,729
Vodafone Group	309,760	888,369
Vodafone Group ADR	162,092	4,724,982

		56,777,333

United States–56.07%
†2U	7,000	268,030
Abbott Laboratories	92,140	3,896,601
AbbVie	36,100	2,276,827
Accenture Class A	49,900	6,096,283
Acuity Brands	3,500	926,100
†Adobe Systems	13,800	1,497,852
Aflac	33,400	2,400,458
Air Products & Chemicals	47,000	7,065,980
†Alarm.Com Holdings	500	14,430
Albemarle	105,990	9,061,085
†Alleghany	300	157,506
Allegheny Technologies	118,350	2,138,585
†Allergan	23,690	5,456,044

LVIP Franklin Templeton Global Equity Managed Volatility Fund–2

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
Allstate	9,494	$656,795
Ally Financial	15,200	295,944
†Alphabet Class A	11,950	9,608,517
†Alphabet Class C	1,700	1,321,393
Altria Group	10,100	638,623
†Amazon.com	6,300	5,275,053
American International Group	90,510	5,370,863
American Tower	11,000	1,246,630
Amgen	43,670	7,284,593
Amphenol Class A	10,900	707,628
†ANSYS	5,400	500,094
Apache	88,643	5,661,628
Apple	79,140	8,946,777
Applied Materials	86,300	2,601,945
Archer-Daniels-Midland	107,400	4,529,058
†Aspen Technology	10,800	505,332
†athenahealth	3,400	428,808
B/E Aerospace	6,700	346,122
Baker Hughes	72,980	3,683,301
Becton Dickinson	39,610	7,119,105
Bemis	20,700	1,055,907
†Biogen	2,800	876,484
Boeing	800	105,392
Bunge	65,500	3,879,565
Capital Bank Financial	12,100	388,531
Capital One Financial	89,745	6,446,383
Carlisle	44,030	4,516,157
Caterpillar	10,950	972,031
CBS Class B	18,100	990,794
†Celgene	47,430	4,957,858
†Cerner	2,700	166,725
†Charter Communications Class A	2,941	793,982
Chevron	49,350	5,079,102
Cintas	24,100	2,713,660
Cisco Systems	133,890	4,246,991
CIT Group	16,670	605,121
Citigroup	165,050	7,795,311
Citizens Financial Group	39,510	976,292
Colgate-Palmolive	46,600	3,454,924
Comcast Class A	104,355	6,922,911
†CommerceHub Class A	3,020	47,716
†CommerceHub Class C	3,040	48,366
ConocoPhillips	74,610	3,243,297
CONSOL Energy	20,300	389,760
Core Laboratories	3,500	393,155
†CoStar Group	300	64,959
CR Bard	4,100	919,548
CVS Health	45,214	4,023,594
†Dell Technologies Class V	3,589	171,555
DENTSPLY SIRONA	17,300	1,028,139
Devon Energy	30,200	1,332,122
†DexCom	11,100	973,026

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
†DISH Network Class A	15,343	$840,489
Donaldson	46,900	1,750,777
Dover	66,500	4,897,060
Eastman Chemical	34,820	2,356,618
Ecolab	25,200	3,067,344
†Edwards Lifesciences	16,500	1,989,240
†Electronic Arts	12,500	1,067,500
Eli Lilly & Co.	15,047	1,207,672
†Ellie Mae	5,500	579,150
EOG Resources	15,000	1,450,650
†EPAM Systems	4,200	291,102
Equifax	2,800	376,824
Equinix	5,500	1,981,375
Erie Indemnity Class A	10,700	1,092,149
Exxon Mobil	25,700	2,243,096
†Facebook Class A	30,400	3,899,408
FedEx	3,200	558,976
†Fiserv	8,500	845,495
Freeport-McMoRan	20,510	222,739
Gap	81,020	1,801,885
General Dynamics	30,300	4,701,348
General Motors	87,110	2,767,485
Gilead Sciences	81,650	6,460,148
Halliburton	69,790	3,132,175
†Henry Schein	5,600	912,688
Hewlett Packard Enterprise	19,300	439,075
Honeywell International	60,500	7,053,695
†HubSpot	4,000	230,480
†IDEXX Laboratories	11,000	1,240,030
†Illumina	5,600	1,017,296
†Incyte	8,200	773,178
†Inphi	500	21,755
Intel	22,000	830,500
Intercontinental Exchange	4,200	1,131,312
International Paper	10,700	513,386
Intuit	8,300	913,083
†Intuitive Surgical	200	144,966
†Ionis Pharmaceuticals	18,820	689,565
Jack Henry & Associates	1,500	128,325
John Wiley & Sons Class A	43,700	2,255,357
Johnson & Johnson	53,100	6,272,703
Johnson Controls International	117,582	5,471,090
JPMorgan Chase & Co.	118,040	7,860,284
Kinder Morgan	36,350	840,775
†Kite Pharma	2,700	150,822
†KLX	3,200	112,640
†Knowles	163,530	2,297,597
Lam Research	8,300	786,093
Leggett & Platt	22,520	1,026,462
†Liberty Broadband Class A	8,300	582,328
†Liberty Broadband Class C	3,400	243,032
†Liberty Ventures Class A	15,200	606,024

LVIP Franklin Templeton Global Equity Managed Volatility Fund–3

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
Linear Technology	57,350	$3,400,281
†LinkedIn Class A	4,271	816,273
†MACOM Technology Solutions Holdings	5,600	237,104
Marathon Oil	43,465	687,182
MarketAxess Holdings	2,900	480,211
Mastercard Class A	27,500	2,798,675
Matthews International Class A	36,000	2,187,360
McCormick & Co Non-Voting Shares	23,900	2,388,088
McDonald’s	30,000	3,460,800
McKesson	2,800	466,900
Medtronic	144,510	12,485,664
Merck & Co.	61,580	3,843,208
MetLife	14,210	631,350
Microsoft	372,520	21,457,152
Monolithic Power Systems	3,100	249,550
Monsanto	1,279	130,714
Moody’s	8,000	866,240
Morgan Stanley	158,870	5,093,372
MSCI	4,000	335,760
†Netflix	5,700	561,735
†Nevro	3,800	396,682
NIKE Class B	72,900	3,838,185
NRG Energy	3,169	35,524
Nucor	25,300	1,251,085
NVIDIA	4,500	308,340
Occidental Petroleum	30,600	2,231,352
Oracle	153,220	6,018,482
†Palo Alto Networks	7,100	1,131,243
†Patheon	3,000	88,890
†PayPal Holdings	4,500	184,365
Pentair	89,100	5,723,784
PepsiCo	47,552	5,172,231
Perrigo	28,900	2,668,337
Pfizer	108,840	3,686,411
Philip Morris International	3,040	295,549
Pioneer Natural Resources	200	37,130
PNC Financial Services Group	10,110	910,810
Praxair	57,400	6,935,642
†Priceline Group	850	1,250,767
Procter & Gamble	50,800	4,559,300
QUALCOMM	31,400	2,150,900
Raytheon	6,000	816,780
†Regeneron Pharmaceuticals	2,800	1,125,656
Reynolds American	15,030	708,665
†Rite Aid	42,585	327,479
Rockwell Collins	24,520	2,068,017
Roper Technologies	49,100	8,959,277
Ross Stores	70,100	4,507,430
†salesforce.com	22,000	1,569,260
†SBA Communications Class A	10,100	1,132,816
Schlumberger	54,600	4,293,744

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
†ServiceNow	14,000	$1,108,100
†Splunk	3,100	181,908
Stanley Black & Decker	32,150	3,953,807
Stryker	74,468	8,668,820
Symantec	45,987	1,154,274
Target	55,100	3,784,268
†TESARO	2,800	280,672
Texas Instruments	78,250	5,491,585
Thermo Fisher Scientific	5,500	874,830
Tiffany & Co.	47,600	3,457,188
Time Warner	6,700	533,387
†T-Mobile US	4,800	224,256
Twenty-First Century Fox Class A	123,030	2,979,787
Twenty-First Century Fox Class B	13,800	341,412
†Twilio Class A	2,800	180,208
†Tyler Technologies	2,900	496,567
†Ultimate Software Group	5,600	1,144,584
United Parcel Service Class B	32,000	3,499,520
United Technologies	60,400	6,136,640
UnitedHealth Group	9,300	1,302,000
†Universal Display	1,300	72,163
†VCA	1,700	118,966
†Veeva Systems Class A	17,400	718,272
Visa Class A	27,500	2,274,250
Voya Financial	120,040	3,459,553
†VWR	13,500	382,860
Walgreens Boots Alliance	102,710	8,280,480
Wal-Mart Stores	48,100	3,468,972
†Waters	2,800	443,772
Wells Fargo & Co.	25,110	1,111,871
West Pharmaceutical Services	36,600	2,726,700
†Workday Class A	7,200	660,168
WW Grainger	9,800	2,203,432
@Xerox	13,002	131,710
Xilinx	3,000	163,020
Xl Group	28,600	961,818
Yum Brands	37,330	3,389,937
†Zendesk	8,200	251,822

		485,263,925

Total Common Stock (Cost $674,771,887)		781,598,503

LVIP Franklin Templeton Global Equity Managed Volatility Fund–4

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS–0.12%
Pharmaceuticals–0.05%
Valeant Pharmaceuticals International
#144A 6.375% 10/15/20	336,000	$316,680
#144A 6.75% 8/15/21	55,000	51,975
#144A 7.25% 7/15/22	27,000	25,177

		393,832

Software–0.05%
Veritas US
#144A 7.50% 2/1/23	200,000	193,000
#144A 10.50% 2/1/24	280,000	266,000

		459,000

Technology Hardware, Storage & Peripherals–0.02%
#Western Digital 144A 10.50% 4/1/24	145,000	168,563

		168,563

Total Corporate Bonds (Cost $933,424)		1,021,395

SENIOR SECURED LOAN–0.02%
Veritas US Tranche B1, 1st Lien 6.625% 1/27/23	219,895	205,656

Total Senior Secured Loan (Cost $187,558)		205,656

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–0.10%
Volkswagen 0.14%	6,300	$829,914

Total Preferred Stock (Cost $691,703)		829,914

MONEY MARKET FUND–8.18%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	70,786,698	70,786,698

Total Money Market Fund (Cost $70,786,698)		70,786,698

	Principal Amount°

SHORT-TERM INVESTMENT–0.64%
≠Discount Note–0.64%
Federal Home Loan Bank Discount Notes 0.10% 10/3/16	5,540,000	5,539,969

Total Short-Term Investment (Cost $5,539,969)		5,539,969

TOTAL VALUE OF SECURITIES–99.36% (Cost $752,911,239)	859,982,135
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.64%	5,548,715

NET ASSETS APPLICABLE TO 29,194,038 SHARES OUTSTANDING–100.00%	$865,530,850

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2016, the aggregate value of Rule 144A securities was $1,021,395, which represents 0.12% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $24,449,907 cash collateral held at broker and $21,603,492 foreign currencies collateral due to broker for futures contracts as of September 30, 2016.

@	Illiquid security. At September 30, 2016, the aggregate value of illiquid securities was $131,710, which represents 0.02% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–5

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2016:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	EUR	(36,676)	USD	41,034	10/18/16	$(200)
BAML	EUR	(48,835)	USD	54,279	11/4/16	(670)
BAML	GBP	(138,804)	USD	183,149	10/24/16	3,147
BAML	GBP	55,548	USD	(79,963)	11/23/16	(7,891)
BAML	KRW	(35,709,361)	USD	31,035	11/14/16	(1,366)
BAML	KRW	(32,459,963)	USD	29,302	2/13/17	(145)
BNYM	KRW	(17,879,547)	USD	16,181	10/4/16	(49)
CSFB	EUR	(9,039,627)	USD	9,994,407	10/18/16	(168,952)
CSFB	EUR	(58,549)	USD	64,844	11/4/16	(1,036)
CSFB	GBP	(423,307)	USD	556,419	10/24/16	7,474
CSFB	GBP	(7,940)	USD	10,449	11/23/16	149
CSFB	KRW	(42,561,861)	USD	37,972	10/14/16	(655)
CSFB	KRW	(144,804,788)	USD	127,984	11/14/16	(3,405)
CSFB	KRW	(10,262,134)	USD	9,238	2/13/17	(71)
HSBC	CAD	(514,269)	USD	388,663	11/21/16	(3,476)
HSBC	EUR	(168,919)	USD	188,961	10/18/16	(951)
HSBC	EUR	(55,826)	USD	62,032	11/4/16	(783)
HSBC	GBP	(351,998)	USD	463,230	10/24/16	6,760
HSBC	GBP	(4,272,119)	USD	6,242,903	11/23/16	699,907
HSBC	KRW	(31,265,695)	USD	27,896	10/14/16	(480)
HSBC	KRW	(80,448,045)	USD	70,574	11/14/16	(2,421)
HSBC	KRW	(1,746,050,153)	USD	1,566,901	2/13/17	(17,104)
SSB	EUR	(379,386)	USD	424,643	10/18/16	(1,901)
SSB	EUR	(86,827)	USD	96,575	11/4/16	(1,122)
SSB	GBP	(375,011)	USD	493,396	10/24/16	7,082
SSB	GBP	(22,441)	USD	31,991	11/23/16	2,877
UBS	EUR	(20,589)	USD	23,167	10/18/16	20
UBS	EUR	8,221	USD	(9,242)	11/4/16	8
UBS	GBP	(18,465)	USD	24,196	10/24/16	251
UBS	KRW	(7,169,796)	USD	6,518	10/14/16	11

						$515,008

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(49)	British Pound Currency	$(4,042,865)	$(3,980,331)	12/20/16	$62,534
(162)	E-mini S&P 500 Index	(17,258,679)	(17,499,240)	12/19/16	(240,561)
(25)	E-mini S&P MidCap 400 Index	(3,776,048)	(3,874,000)	12/19/16	(97,952)
(48)	Euro Currency	(6,774,930)	(6,766,200)	12/20/16	8,730
(203)	Euro STOXX 50 Index	(6,752,903)	(6,827,519)	12/19/16	(74,616)
(46)	FTSE 100 Index	(3,973,625)	(4,088,640)	12/19/16	(115,015)
(39)	Japanese Yen Currency	(4,769,359)	(4,821,619)	12/20/16	(52,260)
(30)	Nikkei 225 Index (OSE)	(4,842,779)	(4,866,624)	12/9/16	(23,845)

					$(532,985)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–6

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

BAML–Bank of America Merrill Lynch

BNYM–Bank of New York Mellon

CAD–Canadian Dollar

CSFB–Credit Suisse First Boston

EUR–Euro

GBP–British Pound Sterling

HSBC–Hong Kong Shanghai Bank

KRW–South Korean Won

NVDR–Non-Voting Depository Receipt

OSE–Osaka Securities Exchange

SSB–State Street Bank

UBS–Union Bank of Switzerland

USD–United States Dollar

LVIP Franklin Templeton Global Equity Managed Volatility Fund–7

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. U.S. government securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement price. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$752,911,239

Aggregate unrealized appreciation	$145,619,240
Aggregate unrealized depreciation	(38,548,344)

Net unrealized appreciation	$107,070,896

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Franklin Templeton Global Equity Managed Volatility Fund–8

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Total
Common Stock
Argentina	$517,916	$—	$517,916
Belgium	—	117,044	117,044
Canada	633,978	—	633,978
China	366,982	—	366,982
Denmark	—	717,797	717,797
Finland	496,203	555,291	1,051,494
France	—	36,880,094	36,880,094
Germany	5,325,401	25,858,795	31,184,196
Hong Kong	4,757,644	19,145,093	23,902,737
Ireland	—	5,255,482	5,255,482
Israel	7,703,678	—	7,703,678
Italy	—	8,003,360	8,003,360
Japan	2,327,787	32,220,572	34,548,359
Netherlands	5,238,599	14,987,640	20,226,239
Norway	—	8,069,000	8,069,000
Portugal	—	3,255,494	3,255,494
Republic of Korea	—	19,681,874	19,681,874
Singapore	1,276,648	3,490,414	4,767,062
South Africa	—	484,604	484,604
Spain	—	3,072,748	3,072,748
Sweden	—	1,693,562	1,693,562
Switzerland	6,862,964	14,540,551	21,403,515
Taiwan	2,534,993	—	2,534,993
Thailand	—	3,485,037	3,485,037
United Kingdom	13,778,735	42,998,598	56,777,333
United States	485,132,215	131,710	485,263,925
Corporate Bonds	—	1,021,395	1,021,395
Senior Secured Loan	—	205,656	205,656
Preferred Stock	—	829,914	829,914
Money Market Fund	70,786,698	—	70,786,698
Short-Term Investments	—	5,539,969	5,539,969

Total	$607,740,441	$252,241,694	$859,982,135

Foreign Currency Exchange Contracts	$—	$515,008	$515,008

Futures Contracts	$(532,985)	$—	$(532,985)

There were no Level 3 investments at the beginning or end of the period.

As a result of utilizing international fair value pricing at September 30, 2016, a portion of the portfolio was categorized as Level 2.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–9

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–26.70%
U.S. MARKETS–12.99%
Aerospace & Defense–0.12%
Rockwell Collins	180	$15,181

		15,181

Automobiles–0.15%
General Motors	580	18,427

		18,427

Banks–0.91%
Citigroup	930	43,924
JPMorgan Chase & Co.	770	51,274
SunTrust Banks	380	16,644

		111,842

Biotechnology–0.83%
Amgen	240	40,034
†Celgene	190	19,861
Gilead Sciences	450	35,604
†Ionis Pharmaceuticals	180	6,595

		102,094

Capital Markets–0.23%
Morgan Stanley	880	28,213

		28,213

Chemicals–0.09%
Eastman Chemical	170	11,506

		11,506

Communications Equipment–0.12%
Cisco Systems	480	15,226

		15,226

Consumer Finance–0.27%
Capital One Financial	460	33,042

		33,042

Diversified Financial Services–0.17%
Voya Financial	720	20,750

		20,750

Electronic Equipment, Instruments & Components–0.13%
†Knowles	1,110	15,595

		15,595

Energy Equipment & Services–0.33%
Baker Hughes	390	19,683
Halliburton	460	20,645

		40,328

Equity Real Estate Investment Trusts–5.30%
Alexandria Real Estate Equities	300	32,631
Apartment Investment & Management	940	43,155
Coresite Realty	390	28,876
CubeSmart	1,480	40,345

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts (continued)
Duke Realty	1,200	$32,796
Education Realty Trust	510	22,001
Equity LifeStyle Properties	400	30,872
First Industrial Realty Trust	1,300	36,686
General Growth Properties	1,060	29,256
Highwoods Properties	630	32,836
Kilroy Realty	480	33,288
Kimco Realty	700	20,265
Physicians Realty Trust	1,180	25,417
Realty Income	650	43,504
Regency Centers	440	34,096
Simon Property Group	290	60,033
Summit Hotel Properties	2,200	28,952
UDR	1,020	36,710
Ventas	530	37,434

		649,153

Food & Staples Retailing–0.14%
Walgreens Boots Alliance	210	16,930

		16,930

Health Care Equipment & Supplies–0.22%
Medtronic	310	26,784

		26,784

Insurance–0.22%
American International Group	460	27,296

		27,296

Internet Software & Services–0.33%
†Alphabet Class A	50	40,203

		40,203

Machinery–0.21%
Stanley Black & Decker	210	25,826

		25,826

Media–0.56%
Comcast Class A	740	49,092
Twenty-First Century Fox Class A	800	19,376

		68,468

Metals & Mining–0.13%
Allegheny Technologies	890	16,082

		16,082

Oil, Gas & Consumable Fuels–0.60%
Apache	460	29,380
Chevron	150	15,438
ConocoPhillips	460	19,996
Devon Energy	190	8,381

		73,195

LVIP Franklin Templeton Multi-Asset Opportunities Fund–1

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Pharmaceuticals–0.52%
†Allergan	158	$36,389
Merck & Co	220	13,730
Pfizer	400	13,548

		63,667

Semiconductors & Semiconductor Equipment–0.14%
Applied Materials	550	16,582

		16,582

Software–0.87%
Microsoft	1,160	66,816
Oracle	1,000	39,280

		106,096

Technology Hardware, Storage & Peripherals–0.40%
Apple	430	48,612

		48,612

Total U.S. Markets (Cost $1,433,095)		1,591,098

§DEVELOPED MARKETS–11.66%
Aerospace & Defense–0.27%
BAE Systems	2,880	19,564
Zodiac Aerospace	550	13,386

		32,950

Airlines–0.15%
Deutsche Lufthansa	1,610	17,949

		17,949

Auto Components–0.21%
Cie Generale des Etablissements Michelin	230	25,469

		25,469

Automobiles–0.43%
Nissan Motor	3,900	38,255
Toyota Motor ADR	123	14,275

		52,530

Banks–1.53%
Barclays	10,400	22,547
BNP Paribas	710	36,518
Credit Agricole	2,010	19,827
DBS Group Holdings	1,000	11,347
HSBC Holdings	5,200	38,910
ING Groep	2,040	25,185
†Standard Chartered	2,549	20,743
UniCredit	5,353	12,477

		187,554

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Beverages–0.28%
Suntory Beverage & Food	800	$34,591

		34,591

Building Products–0.22%
Cie de Saint-Gobain	630	27,260

		27,260

Capital Markets–0.20%
†Deutsche Boerse	140	11,364
UBS Group	1,000	13,660

		25,024

Chemicals–0.54%
Akzo Nobel	420	28,409
LANXESS	600	37,348

		65,757

Construction Materials–0.43%
CRH	1,120	37,191
HeidelbergCement	170	16,077

		53,268

Diversified Telecommunication Services–0.64%
Singapore Telecommunications	7,400	21,644
Telefonica	2,317	23,432
Telenor	1,970	33,876

		78,952

Electrical Equipment–0.23%
†ABB	1,250	28,173

		28,173

Electronic Equipment, Instruments & Components–0.21%
Omron	700	25,196

		25,196

Energy Equipment & Services–0.43%
Petrofac	1,340	15,510
†Subsea 7	1,900	20,503
Technip	270	16,598

		52,611

Food & Staples Retailing–0.11%
METRO	440	13,097

		13,097

Health Care Equipment & Supplies–0.13%
Getinge Class B	830	16,090

		16,090

Industrial Conglomerates–0.23%
Siemens ADR	129	15,134
†Toshiba	4,000	13,334

		28,468

LVIP Franklin Templeton Multi-Asset Opportunities Fund–2

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Insurance–0.57%
AIA Group	2,200	$14,794
Aviva	2,550	14,551
AXA	1,320	28,066
NN Group	400	12,280

		69,691

Life Sciences Tools & Services–0.15%
†QIAGEN	660	18,198

		18,198

Machinery–0.12%
IHI	5,000	14,531

		14,531

Media–0.20%
Sky	2,130	24,687

		24,687

Metals & Mining–0.27%
†Glencore	6,850	18,756
Sumitomo Metal Mining	1,000	13,812

		32,568

Oil, Gas & Consumable Fuels–1.64%
BP ADR	1,588	55,834
Eni	2,129	30,680
Galp Energia	1,650	22,542
Inpex	1,600	14,548
Kunlun Energy	12,000	9,276
Royal Dutch Shell Class B	1,690	43,814
TOTAL	520	24,732

		201,426

Pharmaceuticals–1.48%
Bayer	220	22,095
GlaxoSmithKline	1,200	25,558
Merck	240	25,887
Novartis	130	10,260
Roche Holding	140	34,790
Sanofi	340	25,891
Teva Pharmaceutical Industries ADR	787	36,210

		180,691

Semiconductors & Semiconductor Equipment–0.17%
Infineon Technologies ADR	1,200	21,336

		21,336

Specialty Retail–0.12%
Kingfisher	2,940	14,345

		14,345

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Technology Hardware, Storage & Peripherals–0.18%
Konica Minolta	2,600	$22,018

		22,018

Wireless Telecommunication Services–0.52%
SoftBank Group	500	32,404
Vodafone Group ADR	1,057	30,812

		63,216

Total Developed Markets (Cost $1,657,404)		1,427,646

×EMERGING MARKETS–2.05%
Auto Components–0.16%
Hyundai Mobis	77	19,324

		19,324

Banks–0.33%
Bangkok Bank NVDR	4,300	20,243
Hana Financial Group	553	14,079
KB Financial Group ADR	168	5,747

		40,069

Diversified Telecommunication Services–0.27%
China Telecom	64,000	32,651

		32,651

Health Care Providers & Services–0.18%
Sinopharm Group	4,400	21,311

		21,311

Insurance–0.13%
China Life Insurance	6,000	15,721

		15,721

Internet Software & Services–0.13%
†Baidu ADR	90	16,386

		16,386

Machinery–0.11%
CRRC	15,300	13,928

		13,928

Semiconductors & Semiconductor Equipment–0.15%
Taiwan Semiconductor Manufacturing ADR	612	18,721

		18,721

Technology Hardware, Storage & Peripherals–0.59%
Samsung Electronics GDR	100	72,547

		72,547

Total Emerging Markets (Cost $235,777)		250,658

Total Common Stock (Cost $3,326,276)		3,269,402

LVIP Franklin Templeton Multi-Asset Opportunities Fund–3

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

EXCHANGE-TRADED FUND–4.73%
iShares Intermediate Credit Bond ETF	5,200	$579,020

Total Exchange-Traded Fund (Cost $576,295)		579,020

INVESTMENT COMPANIES–54.57%
²Franklin Growth Fund	21,887	1,724,468
²Franklin Mutual European Fund	17,756	329,373
²Franklin Rising Dividends Fund	17,087	913,449
²Franklin Total Return Fund	154,340	1,551,116
²Franklin U.S. Government Securities Fund	262,170	1,670,023
²Templeton Global Bond Fund	44,327	492,473

Total Investment Companies (Cost $6,566,246)		6,680,902

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–14.21%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	1,739,982	$1,739,982

Total Money Market Fund (Cost $1,739,982)		1,739,982

TOTAL VALUE OF SECURITIES–100.21% (Cost $12,208,799)	12,269,306
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.21%)	(25,617)

NET ASSETS APPLICABLE TO 1,281,531 SHARES OUTSTANDING–100.00%	$12,243,689

²	Class R-6 shares

†	Non-income producing for the period.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–4

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Schedule of Investments (continued)

The following swap contracts were outstanding at September 30, 2016:

Index Swap Contracts

Notional Value	Expiration Date	Description	Unrealized Appreciation (Depreciation)
$725,000	5/24/17	Agreement with Barclays to receive the notional amount multiplied by the change in value of an index[1] of a custom basket of securities and to pay the notional amount multiplied by the fixed rate of 0.70%	$(1,343)
$449,000	4/19/17	Agreement with Societe Generale to receive the notional amount multiplied by the change in value of an index[2] of a custom basket of securities and to pay the notional amount multiplied by the floating rate of 1.03%	(3,614)

			$(4,957)

The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1The Barclays TrendSTAR + Alt Roll Index is a proprietary index of Barclays, which is calculated and published by Barclays Risk Analytics and Index Solutions Limited, a wholly owned subsidiary of Barclays.

2The SGI Vol Invest Smart Beta Index is a proprietary index of Societe Generale, which is maintained and calculated by Standard & Poor’s by contract with Societe Generale.

Summary of Abbreviations:

ADR–American Depositary Receipt

ETF–Exchange-Traded Fund

GDR–Global Depositary Receipt

NVDR–Non-Voting Depositary Receipt

LVIP Franklin Templeton Multi-Asset Opportunities Fund–5

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Franklin Templeton Multi-Asset Opportunities Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Index swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$12,208,799

Aggregate unrealized appreciation	$487,468
Aggregate unrealized depreciation	(426,961)

Net unrealized appreciation	$60,507

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)(e.g., indicative quotes from brokers, fair valued securities)

LVIP Franklin Templeton Multi-Asset Opportunities Fund–6

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Total
Common Stock
U.S. Markets
Aerospace & Defense	$15,181	$—	$15,181
Automobiles	18,427	—	18,427
Banks	111,842	—	111,842
Biotechnology	102,094	—	102,094
Capital Markets	28,213	—	28,213
Chemicals	11,506	—	11,506
Communications Equipment	15,226	—	15,226
Consumer Finance	33,042	—	33,042
Diversified Financial Services	20,750	—	20,750
Electronic Equipment, Instruments & Components	15,595	—	15,595
Energy Equipment & Services	40,328	—	40,328
Equity Real Estate Investment Trusts	649,153	—	649,153
Food & Staples Retailing	16,930	—	16,930
Health Care Equipment & Supplies	26,784	—	26,784
Insurance	27,296	—	27,296
Internet Software & Services	40,203	—	40,203
Machinery	25,826	—	25,826
Media	68,468	—	68,468
Metals & Mining	16,082	—	16,082
Oil, Gas & Consumable Fuels	73,195	—	73,195
Pharmaceuticals	63,667	—	63,667
Semiconductors & Semiconductor Equipment	16,582	—	16,582
Software	106,096	—	106,096
Technology Hardware, Storage & Peripherals	48,612	—	48,612
Developed Markets
Aerospace & Defense	—	32,950	32,950
Airlines	—	17,949	17,949
Auto Components	—	25,469	25,469
Automobiles	14,275	38,255	52,530
Banks	25,185	162,369	187,554
Beverages	—	34,591	34,591
Building Products	—	27,260	27,260
Capital Markets	—	25,024	25,024
Chemicals	—	65,757	65,757
Construction Materials	—	53,268	53,268
Diversified Telecommunication Services	—	78,952	78,952
Electrical Equipment	—	28,173	28,173
Electronic Equipment, Instruments & Components	—	25,196	25,196
Energy Equipment & Services	—	52,611	52,611
Food & Staples Retailing	—	13,097	13,097
Health Care Equipment & Supplies	—	16,090	16,090
Industrial Conglomerates	15,134	13,334	28,468
Insurance	—	69,691	69,691
Life Sciences Tools & Services	—	18,198	18,198
Machinery	—	14,531	14,531
Media	—	24,687	24,687
Metals & Mining	—	32,568	32,568
Oil, Gas & Consumable Fuels	55,834	145,592	201,426
Pharmaceuticals	36,210	144,481	180,691
Semiconductors & Semiconductor Equipment	21,336	—	21,336

LVIP Franklin Templeton Multi-Asset Opportunities Fund–7

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Total
Specialty Retail	$—	$14,345	$14,345
Technology Hardware, Storage & Peripherals	—	22,018	22,018
Wireless Telecommunication Services	30,812	32,404	63,216
Emerging Markets
Auto Components	—	19,324	19,324
Banks	5,747	34,322	40,069
Diversified Telecommunication Services	—	32,651	32,651
Health Care Providers & Services	—	21,311	21,311
Insurance	—	15,721	15,721
Internet Software & Services	16,386	—	16,386
Machinery	—	13,928	13,928
Semiconductors & Semiconductor Equipment	18,721	—	18,721
Technology Hardware, Storage & Peripherals	—	72,547	72,547
Exchange-Traded Fund	579,020	—	579,020
Investment Companies	6,680,902	—	6,680,902
Money Market Fund	1,739,982	—	1,739,982

Total	$10,830,642	$1,438,664	$12,269,306

Swap Contracts	$—	$(4,957)	$(4,957)

There were no Level 3 investments at the beginning or end of the period.

As a result of utilizing international fair value pricing at September 30, 2016, a portion of the portfolio was categorized as Level 2.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–8

LVIP Franklin Templeton Value Managed Volatility Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–9.26%
Equity Fund–9.26%
✢Franklin Templeton Variable Insurance Products Trust–
Franklin Growth & Income VIP Fund	1,523,462	$23,278,493

		23,278,493

Total Affiliated Investment (Cost $22,523,533)		23,278,493

UNAFFILIATED INVESTMENTS–90.71%
Equity Funds–83.94%
✢Franklin Templeton Variable Insurance Products Trust–
Franklin Income VIP Fund	4,585,682	70,206,790
Franklin Rising Dividends VIP Fund	943,647	23,600,617
Mutual Shares VIP Fund	6,081,591	117,131,442

		210,938,849

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
Money Market Fund–6.77%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	16,998,998	$16,998,998

		16,998,998

Total Unaffiliated Investments (Cost $225,775,314)		227,937,847

TOTAL VALUE OF SECURITIES–99.97% (Cost $248,298,847)	251,216,340
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	71,136

NET ASSETS APPLICABLE TO 25,895,097 SHARES OUTSTANDING–100.00%	$251,287,476

✢	Class 1 shares.

«	Includes $1,918,688 cash collateral held at broker and $1,407,726 foreign currencies collateral due to broker for futures contracts as of September 30, 2016.

The following futures contracts were outstanding at September 30, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
8	British Pound Currency	$657,864	$649,850	12/20/16	$(8,014)
86	E-mini S&P 500 Index	9,193,940	9,289,720	12/19/16	95,780
6	E-mini S&P MidCap 400 Index	918,152	929,760	12/19/16	11,608
8	Euro Currency	1,127,482	1,127,700	12/20/16	218
34	Euro STOXX 50 Index	1,131,454	1,143,525	12/19/16	12,071
7	FTSE 100 Index	610,601	622,184	12/19/16	11,583
6	Japanese Yen Currency	736,303	741,788	12/20/16	5,485
5	Nikkei 225 Index (OSE)	811,035	811,104	12/9/16	69

					$128,800

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

LVIP Franklin Templeton Value Managed Volatility Fund–1

LVIP Franklin Templeton Value Managed Volatility Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)– LVIP Franklin Templeton Value Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the Mutual Shares VIP Fund and Franklin Income VIP Fund, each a series of Franklin Templeton Variable Insurance Products Trust (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$248,298,847

Aggregate unrealized appreciation	$7,501,084
Aggregate unrealized depreciation	(4,583,591)

Net unrealized appreciation	$2,917,493

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Affiliated Investment	$23,278,493
Unaffiliated Investments	227,937,847

Total	$251,216,340

Futures Contracts	$128,800

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Franklin Templeton Value Managed Volatility Fund–2

LVIP Franklin Templeton Value Managed Volatility Fund

Notes (continued)

3. Transactions With Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby a Fund held 5% or more of the investment companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016, were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
Franklin Templeton Variable Insurance Products Trust - Franklin Growth and Income VIP Fund	$—	$23,665,646	$1,131,763	$(10,350)	$23,278,493	$579,289	$1,551,582

LVIP Franklin Templeton Value Managed Volatility Fund–3

LVIP Global Conservative Allocation Managed Risk Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–92.79%
Equity Funds–25.41%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	4,489,579	$58,862,876
LVIP SSGA Mid-Cap Index Fund	4,055,965	43,938,265
LVIP SSGA S&P 500 Index Fund	13,342,541	204,060,825
LVIP SSGA Small-Cap Index Fund	1,094,314	29,360,440
†LVIP T. Rowe Price Growth Stock Fund	1,318,825	43,799,504

		380,021,910

Fixed Income Funds–55.66%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	4,228,524	43,511,510
LVIP Delaware Bond Fund	28,187,890	404,665,345
LVIP JPMorgan High Yield Fund	7,796,174	87,200,203
LVIP PIMCO Low Duration Bond Fund	7,121,565	72,013,265
LVIP SSGA Bond Index Fund	6,141,586	72,292,613
†LVIP Western Asset Core Bond Fund	15,336,506	152,613,573

		832,296,509

International Equity Funds–9.78%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	1,991,873	29,314,395
LVIP Mondrian International Value Fund	2,717,744	43,532,831
LVIP SSGA Developed International 150 Fund	1,847,577	14,715,951
LVIP SSGA International Index Fund	6,914,065	58,721,152

		146,284,329

International Fixed Income Fund–1.94%
*Lincoln Variable Insurance Products Trust–
†LVIP Global Income Fund	2,607,782	28,930,733

		28,930,733

Total Affiliated Investments (Cost $1,247,021,099)		1,387,533,481

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–7.36%
Commodity Fund–0.98%
**PIMCO Variable Insurance Products Trust–
PIMCO CommodityRealReturn Strategy Portfolio	2,090,276	$14,652,835

		14,652,835

Equity Fund–1.95%
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	895,961	29,208,325

		29,208,325

Fixed Income Fund–1.43%
²American Funds®–
American Funds Mortgage Fund	2,072,803	21,329,139

		21,329,139

Money Market Fund–3.00%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	44,926,764	44,926,764

		44,926,764

	Principal Amount°

U.S. Treasury Obligation–0.00%
≠U.S. Treasury Bill	8,000	7,999

		7,999

Total Unaffiliated Investments (Cost $107,702,660)		110,125,062

TOTAL VALUE OF SECURITIES–100.15% (Cost $1,354,723,759)	1,497,658,543
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.15%)	(2,293,946)

NET ASSETS APPLICABLE TO 109,850,292 SHARES OUTSTANDING–100.00%	$1,495,364,597

²	Class R-6 shares.

†	Non-income producing for the period.

*	Standard Class shares.

** Institutional Class shares.

X	Initial Class.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

LVIP Global Conservative Allocation Managed Risk Fund–1

LVIP Global Conservative Allocation Managed Risk Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Conservative Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies, including in exchange-traded funds (“ETFs”) that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. U.S. governement securities are valued at the mean between the bid and ask prices, which approximate fair value. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,354,723,759

Aggregate unrealized appreciation	$143,629,683
Aggregate unrealized depreciation	(694,899)

Net unrealized appreciation	$142,934,784

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Total
Affiliated Investments	$1,387,533,481	$—	$1,387,533,481
Unaffiliated Investments	110,117,063	—	110,117,063
U.S. Treasury Obligation	—	7,999	7,999

Total	$1,497,650,544	$7,999	$1,497,658,543

There were no Level 3 investments at the beginning or end of the period.

LVIP Global Conservative Allocation Managed Risk Fund–2

LVIP Global Conservative Allocation Managed Risk Fund

Notes (continued)

2. Investments (continued)

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occured.

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds or ETFs). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016 were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
LVIP BlackRock Inflation Protected Bond Fund	$41,715,579	$4,007,961	$3,697,496	$(90,639)	$43,511,510	$251,173	$—
LVIP Delaware Bond Fund	566,996,042	42,473,470	236,014,155	1,315,648	404,665,345	—	—
LVIP Delaware Diversified Floating Rate Fund	27,962,995	2,437,117	30,874,141	(2,421)	—	—	—
LVIP Global Income Fund	27,791,785	2,881,911	2,354,713	(81,206)	28,930,733	—	122,224
LVIP JPMorgan High Yield Fund	54,782,991	31,338,425	5,504,825	(452,625)	87,200,203	157,121	—
LVIP MFS International Growth Fund	41,357,699	3,738,785	18,899,550	478,198	29,314,395	16,558	—
LVIP Mondrian International Value Fund	27,436,368	17,874,791	2,222,928	(130,412)	43,532,831	321	979,966
LVIP PIMCO Low Duration Bond Fund	69,998,794	6,660,462	5,804,667	(21,026)	72,013,265	376,754	148,845
LVIP SSGA Bond Index Fund	70,013,364	5,813,041	7,296,783	(8,166)	72,292,613	79,307	—
LVIP SSGA Developed International 150 Fund	13,655,688	1,794,873	1,322,566	(156,824)	14,715,951	32,326	328,579
LVIP SSGA International Index Fund	68,733,347	8,165,620	19,817,950	(1,799,660)	58,721,152	277,358	—
LVIP SSGA Large Cap 100 Fund	27,830,121	35,438,088	4,974,273	(601,305)	58,862,876	—	5,901,133
LVIP SSGA Mid-Cap Index Fund	54,749,101	4,244,508	21,069,285	704,278	43,938,265	50,382	24,302
LVIP SSGA S&P 500 Index Fund	181,474,171	28,145,553	17,186,032	(58,762)	204,060,825	85,046	2,389,314
LVIP SSGA Small-Cap Index Fund	40,800,411	2,584,703	16,033,967	(2,048,757)	29,360,440	5,360	574,229
LVIP T. Rowe Price Growth Stock Fund	28,154,208	17,637,487	2,232,642	(86,721)	43,799,504	—	393,656
LVIP Western Asset Core Bond Fund	—	162,911,669	9,556,133	(47,064)	152,613,573	—	—

Total	$1,343,452,664	$378,148,464	$404,862,106	$(3,087,464)	$1,387,533,481	$1,331,706	$10,862,248

LVIP Global Conservative Allocation Managed Risk Fund–3

LVIP Global Growth Allocation Managed Risk Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–90.14%
Equity Funds–38.56%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	26,681,788	$349,824,924
LVIP SSGA Mid-Cap Index Fund	48,385,880	524,164,239
LVIP SSGA S&P 500 Index Fund	130,844,013	2,001,128,332
LVIP SSGA Small-Cap Index Fund	9,835,964	263,898,905
†LVIP T. Rowe Price Growth Stock Fund	7,866,391	261,250,714
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,069,494	87,034,269

		3,487,301,383

Fixed Income Funds–27.48%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	16,814,841	173,024,713
LVIP Delaware Bond Fund	72,382,063	1,039,116,893
LVIP JPMorgan High Yield Fund	23,263,473	260,201,948
LVIP PIMCO Low Duration Bond Fund	33,982,375	343,629,780
LVIP SSGA Bond Index Fund	21,979,945	258,725,938
†LVIP Western Asset Core Bond Fund	41,222,275	410,202,862

		2,484,902,134

International Equity Funds–22.19%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	17,566,632	174,313,686
LVIP MFS International Growth Fund	23,699,367	348,783,586
LVIP Mondrian International Value Fund	16,286,626	260,879,173
LVIP SSGA Developed International 150 Fund	33,059,321	263,317,495
LVIP SSGA Emerging Markets 100 Fund	10,183,952	86,176,606
LVIP SSGA International Index Fund	102,835,872	873,385,058

		2,006,855,604

International Fixed Income Fund–1.91%
*Lincoln Variable Insurance Products Trust–
†LVIP Global Income Fund	15,554,890	172,565,949

		172,565,949

Total Affiliated Investments (Cost $7,209,264,637)		8,151,625,070

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–9.92%
Commodity Fund–0.97%
**PIMCO Variable Insurance Products Trust–
PIMCO CommodityRealReturn Strategy Portfolio	12,467,654	$87,398,256

		87,398,256

Equity Fund–1.93%
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	5,344,099	174,217,644

		174,217,644

Fixed Income Fund–0.19%
²American Funds®–
American Funds Mortgage Fund	1,693,449	17,425,590

		17,425,590

International Equity Fund–2.90%
iShares MSCI Emerging Markets ETF	6,999,640	262,136,518

		262,136,518

Money Market Fund–3.92%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	354,686,809	354,686,809

		354,686,809

	Principal Amount°

U.S. Treasury Obligation–0.01%
≠U.S. Treasury Bill	918,000	917,947

		917,947

Total Unaffiliated Investments (Cost $921,129,510)		896,782,764

TOTAL VALUE OF SECURITIES–100.06% (Cost $8,130,394,147)	9,048,407,834
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(5,304,804)

NET ASSETS APPLICABLE TO 685,493,546 SHARES OUTSTANDING–100.00%	$9,043,103,030

²	Class R-6 shares.

†	Non-income producing for the period.

LVIP Global Growth Allocation Managed Risk Fund–1

LVIP Global Growth Allocation Managed Risk Fund

Schedule of Investments (continued)

*	Standard Class shares.

**	Institutional Class shares.

X	Initial Class.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

ETF–Exchange-Traded Fund

LVIP Global Growth Allocation Managed Risk Fund –2

LVIP Global Growth Allocation Managed Risk Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies, including in exchange-traded funds (“ETFs”) that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. U.S. governement securities are valued at the mean between the bid and ask prices, which approximate fair value. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$8,130,394,147

Aggregate unrealized appreciation	$950,895,536
Aggregate unrealized depreciation	(32,881,849)

Net unrealized appreciation	$918,013,687

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Total
Affiliated Investments	$8,151,625,070	$—	$8,151,625,070
Unaffiliated Investments	895,864,817	—	895,864,817
U.S. Treasury Obligation	—	917,947	917,947

Total	$9,047,489,887	$917,947	$9,048,407,834

There were no Level 3 investments at the beginning or end of the period.

LVIP Global Growth Allocation Managed Risk Fund–3

LVIP Global Growth Allocation Managed Risk Fund

Notes (continued)

2. Investments (continued)

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occured.

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds or ETFs). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016 were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
LVIP BlackRock Inflation Protected Bond Fund	$174,752,709	$11,452,129	$19,237,982	$(1,009,368)	$173,024,713	$999,409	$—
LVIP Clarion Global Real Estate Fund	179,074,878	6,287,343	22,374,483	25,071	174,313,686	2,051,810	—
LVIP Delaware Bond Fund	1,477,778,207	62,082,196	580,142,295	3,340,169	1,039,116,893	—	—
LVIP Global Income Fund	174,575,861	12,676,167	18,477,080	(680,662)	172,565,949	—	729,496
LVIP JPMorgan High Yield Fund	258,362,019	5,294,230	32,210,097	(3,036,044)	260,201,948	703,639	—
LVIP MFS International Growth Fund	433,107,295	17,017,162	132,484,297	1,917,493	348,783,586	164,823	—
LVIP Mondrian International Value Fund	258,590,910	20,360,509	22,114,152	(3,546,516)	260,879,173	2,874	8,776,050
LVIP PIMCO Low Duration Bond Fund	351,902,262	22,824,408	36,731,716	(105,394)	343,629,780	1,798,805	710,659
LVIP SSGA Bond Index Fund	263,974,481	14,031,571	33,158,650	(253)	258,725,938	284,022	—
LVIP SSGA Developed International 150 Fund	171,605,297	103,248,056	23,537,636	(3,571,987)	263,317,495	579,199	5,887,273
LVIP SSGA Emerging Markets 100 Fund	170,374,165	2,116,038	100,499,774	(28,394,517)	86,176,606	141,325	—
LVIP SSGA International Index Fund	1,036,511,804	68,727,178	248,953,643	(34,726,901)	873,385,058	3,633,371	—
LVIP SSGA Large Cap 100 Fund	174,792,069	193,572,790	20,832,665	(64,240)	349,824,924	—	26,468,539
LVIP SSGA Mid-Cap Index Fund	601,934,112	20,314,458	163,691,104	(2,523,548)	524,164,239	603,141	290,931
LVIP SSGA S&P 500 Index Fund	2,020,184,914	61,335,683	202,739,567	20,384,773	2,001,128,332	898,492	25,242,661
LVIP SSGA Small-Cap Index Fund	341,764,097	32,779,502	141,005,873	(1,456,676)	263,898,905	64,021	6,859,129
LVIP T. Rowe Price Growth Stock Fund	176,832,301	98,638,499	15,118,213	(531,687)	261,250,714	—	2,350,411
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	87,185,616	8,522,500	10,111,720	(93,206)	87,034,269	—	4,052,109
LVIP Western Asset Core Bond Fund	—	462,537,293	50,715,196	(233,020)	410,202,862	—	—

Total	$8,353,302,997	$1,223,817,712	$1,874,136,143	$(54,306,513)	$8,151,625,070	$11,924,931	$81,367,258

LVIP Global Growth Allocation Managed Risk Fund–4

LVIP Global Moderate Allocation Managed Risk Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–90.99%
Equity Funds–35.70%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	27,160,837	$356,105,733
LVIP SSGA Mid-Cap Index Fund	26,250,278	284,369,261
LVIP SSGA S&P 500 Index Fund	87,909,307	1,344,484,937
LVIP SSGA Small-Cap Index Fund	8,004,951	214,772,832
†LVIP T. Rowe Price Growth Stock Fund	8,542,128	283,692,613
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	6,623,315	141,652,830

		2,625,078,206

Fixed Income Funds–37.93%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	20,522,928	211,180,925
LVIP Delaware Bond Fund	73,572,314	1,056,204,145
LVIP JPMorgan High Yield Fund	18,929,101	211,721,990
LVIP PIMCO Low Duration Bond Fund	34,562,920	349,500,251
LVIP SSGA Bond Index Fund	35,769,248	421,039,818
†LVIP Western Asset Core Bond Fund	54,238,917	539,731,460

		2,789,378,589

International Equity Funds–15.45%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	24,095,347	354,611,216
LVIP Mondrian International Value Fund	13,254,223	212,306,142
LVIP SSGA Developed International 150 Fund	26,905,794	214,304,651
LVIP SSGA Emerging Markets 100 Fund	8,151,827	68,980,761
LVIP SSGA International Index Fund	33,697,942	286,196,624

		1,136,399,394

International Fixed Income Fund–1.91%
*Lincoln Variable Insurance Products Trust–
†LVIP Global Income Fund	12,656,555	140,411,824

		140,411,824

Total Affiliated Investments (Cost $5,924,875,722)		6,691,268,013

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–9.03%
Commodity Fund–0.97%
**PIMCO Variable Insurance Products Trust–
PIMCO CommodityRealReturn Strategy Portfolio	10,145,625	$71,120,833

		71,120,833

Equity Fund–0.97%
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	2,188,527	71,345,992

		71,345,992

Fixed Income Fund–0.25%
²American Funds®–
American Funds Mortgage Fund	1,823,631	18,765,158

		18,765,158

International Equity Fund–2.90%
iShares MSCI Emerging Markets ETF	5,696,238	213,324,113

		213,324,113

Money Market Fund–3.93%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	288,937,675	288,937,675

		288,937,675

	Principal Amount°

U.S. Treasury Obligation–0.01%
≠U.S. Treasury Bill	452,000	451,974

		451,974

Total Unaffiliated Investments (Cost $690,566,663)		663,945,745

TOTAL VALUE OF SECURITIES–100.02% (Cost $6,615,442,385)	7,355,213,758
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(1,624,599)

NET ASSETS APPLICABLE TO 537,626,744 SHARES OUTSTANDING–100.00%	$7,353,589,159

²	Class R-6 shares.

†	Non-income producing for the period.

LVIP Global Moderate Allocation Managed Risk Fund–1

LVIP Global Moderate Allocation Managed Risk Fund

Schedule of Investments (continued)

*	Standard Class shares.

**	Institutional Class shares.

X	Initial Class.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

ETF–Exchange-Traded Fund

LVIP Global Moderate Allocation Managed Risk Fund–2

LVIP Global Moderate Allocation Managed Risk Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Moderate Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies, including in exchange-traded funds (“ETFs”) that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. U.S. governement securities are valued at the mean between the bid and ask prices, which approximate fair value. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$6,615,442,385

Aggregate unrealized appreciation	$772,457,972
Aggregate unrealized depreciation	(32,686,599)

Net unrealized appreciation	$739,771,373

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Total
Affiliated Investments	$6,691,268,013	$—	$6,691,268,013
Unaffiliated Investments	663,493,771	—	663,493,771
U.S. Treasury Obligation	—	451,974	451,974

Total	$7,354,761,784	$451,974	$7,355,213,758

There were no Level 3 investments at the beginning or end of the period.

LVIP Global Moderate Allocation Managed Risk Fund–3

LVIP Global Moderate Allocation Managed Risk Fund

Notes (continued)

2. Investments (continued)

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occured.

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds or ETF’s). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016 were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
LVIP BlackRock Inflation Protected Bond Fund	$211,914,836	$9,895,497	$17,993,329	$(1,197,405)	$211,180,925	$1,234,180	$—
LVIP Delaware Bond Fund	1,616,394,661	52,298,817	699,440,960	3,917,332	1,056,204,145	—	—
LVIP Global Income Fund	141,184,390	7,274,824	11,086,316	(433,343)	140,411,824	—	600,559
LVIP JPMorgan High Yield Fund	208,722,046	5,528,139	25,917,496	(2,458,228)	211,721,990	579,019	—
LVIP MFS International Growth Fund	420,189,954	18,956,823	114,856,769	2,852,199	354,611,216	162,677	—
LVIP Mondrian International Value Fund	209,058,071	15,395,082	15,330,490	(2,668,153)	212,306,142	2,364	7,220,965
LVIP PIMCO Low Duration Bond Fund	355,597,038	17,080,387	28,901,555	(107,602)	349,500,251	1,851,276	731,389
LVIP SSGA Bond Index Fund	426,804,867	15,421,152	43,691,850	(413,356)	421,039,818	467,628	—
LVIP SSGA Developed International 150 Fund	208,111,076	17,546,761	19,637,266	(5,407,867)	214,304,651	476,396	4,842,327
LVIP SSGA Emerging Markets 100 Fund	68,873,626	70,532,543	70,559,465	(16,347,039)	68,980,761	—	—
LVIP SSGA International Index Fund	488,828,543	34,890,264	244,300,304	(26,785,973)	286,196,624	1,626,960	—
LVIP SSGA Large Cap 100 Fund	142,550,012	223,578,109	13,288,552	36,316	356,105,733	—	28,992,947
LVIP SSGA Mid-Cap Index Fund	347,642,483	10,124,252	110,860,546	1,479,277	284,369,261	330,439	159,391
LVIP SSGA S&P 500 Index Fund	1,278,460,661	100,600,488	112,520,582	10,213,833	1,344,484,937	578,561	16,254,354
LVIP SSGA Small-Cap Index Fund	276,349,314	28,143,381	114,583,485	(3,757,438)	214,772,832	52,663	5,642,277
LVIP T. Rowe Price Growth Stock Fund	213,124,165	85,042,393	15,484,018	(950,309)	283,692,613	—	2,900,967
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	141,011,249	14,022,197	15,692,019	(809,639)	141,652,830	—	6,668,046
LVIP Western Asset Core Bond Fund	—	568,547,152	27,258,314	(167,207)	539,731,460	—	—

Total	$6,754,816,992	$1,294,878,261	$1,701,403,316	$(43,004,602)	$6,691,268,013	$7,362,163	$74,013,222

LVIP Global Moderate Allocation Managed Risk Fund–4

LVIP Global Income Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.54%
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2014-HQ3 M2 3.175% 10/25/24	610,673	$617,750
•Series 2015-DN1 M2 2.925% 1/25/25	797,084	804,066
•Series 2015-DN1 M3 4.675% 1/25/25	600,000	634,812
•Series 2015-DNA1 M2 2.375% 10/25/27	830,000	844,315
•Series 2015-DNA2 M2 3.125% 12/25/27	750,000	765,584
•Series 2015-HQ1 M1 1.575% 3/25/25	47,432	47,453
•Series 2015-HQ1 M2 2.725% 3/25/25	575,000	582,612
•Series 2015-HQA1 M2 3.175% 3/25/28	650,000	665,082
•Series 2015-HQA2 M2 3.325% 5/25/28	500,000	516,518

Total Agency Collateralized Mortgage Obligations (Cost $5,427,606)		5,478,192

AGENCY MORTGAGE-BACKED SECURITIES–0.40%
Fannie Mae ARM
•2.07% 4/1/38	45,595	48,626
•2.379% 10/1/32	63,641	67,207
•2.402% 9/1/34	122,326	129,300
•2.411% 11/1/34	38,322	39,945
•2.45% 9/1/33	200,056	210,332
•2.481% 10/1/35	297,730	308,992
•2.534% 10/1/37	28,664	29,794
•2.535% 2/1/35	22,829	24,131
•2.566% 4/1/38	185,075	193,458
•2.644% 7/1/34	45,107	47,585
•2.644% 11/1/37	53,056	55,492
•2.679% 1/1/37	9,614	10,171
•2.705% 9/1/33	107,005	113,573
•2.72% 6/1/35	678,617	717,029
•2.743% 1/1/37	117,725	124,397
•2.785% 4/1/34	155,736	162,986
•2.866% 3/1/35	72,399	75,792
•2.963% 5/1/36	10,826	11,344
•3.049% 5/1/38	108,905	116,053
•3.075% 6/1/36	40,541	43,165
•3.148% 8/1/36	44,381	47,467
Freddie Mac ARM
•2.462% 1/1/36	31,814	33,128
•2.599% 10/1/34	28,475	29,984
•2.653% 1/1/35	173,212	183,402
•2.691% 1/1/35	149,443	158,112
•2.776% 11/1/33	16,969	18,043

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac ARM (continued)
•2.824% 8/1/31	29,982	$31,723
•2.855% 3/1/34	19,505	20,562
•2.876% 4/1/38	401,300	426,447
•2.921% 11/1/36	24,087	25,880
•2.95% 7/1/36	70,398	73,143
•2.959% 5/1/38	77,371	81,785
•2.988% 4/1/30	59,403	62,281
•3.049% 5/1/38	313,422	331,859

Total Agency Mortgage-Backed Securities (Cost $3,996,312)		4,053,188

ΔCORPORATE BONDS–7.48%
Australia–0.28%
#BlueScope Steel Finance 144A 6.50% 5/15/21	200,000	212,000
National Australia Bank 1.875% 7/23/18	600,000	604,551
Westpac Banking
#144A 2.10% 2/25/21	1,500,000	1,521,348
#144A 2.25% 11/9/20	500,000	510,051

		2,847,950

Bermuda–0.03%
Weatherford International 7.75% 6/15/21	300,000	298,125

		298,125

Canada–0.15%
Canadian Natural Resources 1.75% 1/15/18	500,000	499,459
CNOOC Nexen Finance 2014 1.625% 4/30/17	300,000	300,333
Royal Bank of Canada 2.10% 10/14/20	500,000	508,710
#Valeant Pharmaceuticals International 144A 5.375% 3/15/20	250,000	232,500

		1,541,002

Cayman Islands–0.02%
#•Seven & Seven 144A 2.235% 9/11/19	180,000	179,428

		179,428

China–0.22%
Alibaba Group Holding 2.50% 11/28/19	600,000	612,934
#Export-Import Bank of China 144A 2.50% 7/31/19	1,000,000	1,023,025
Industrial & Commercial Bank of China 3.231% 11/13/19	600,000	625,313

		2,261,272

LVIP Global Income Fund—1

LVIP Global Income Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
France–0.15%
Arkema 1.50% 1/20/25	EUR	200,000	$240,861
#Electricite de France 144A 2.15% 1/22/19		1,000,000	1,014,550
Pernod Ricard 2.125% 9/27/24	EUR	100,000	126,670
Veolia Environnement 4.625% 3/30/27	EUR	100,000	157,566

			1,539,647

Germany–0.12%
•Deutsche Bank 2.121% 8/20/20		600,000	566,686
#Norddeutsche Landesbank Girozentrale 144A 2.00% 2/5/19		600,000	607,937

			1,174,623

Hong Kong–0.05%
#Hutchison Whampoa International 14 144A 1.625% 10/31/17		500,000	500,642

			500,642

Ireland–0.12%
Depfa ACS Bank 1.65% 12/20/16	JPY	120,000,000	1,187,231

			1,187,231

Italy–0.33%
Banca Monte dei Paschi di Siena 2.875% 4/16/21	EUR	600,000	745,271
Intesa Sanpaolo
•0.699% 5/18/17	EUR	200,000	224,630
2.375% 1/13/17		200,000	200,292
3.875% 1/16/18		700,000	713,999
3.875% 1/15/19		500,000	515,101
•UniCredit 0.657% 4/10/17	EUR	300,000	337,988
Unione di Banche Italiane 2.875% 2/18/19	EUR	500,000	597,055

			3,334,336

Luxembourg–0.06%
Actavis Funding 2.35% 3/12/18		600,000	606,400

			606,400

Mexico–0.07%
Coca-Cola Femsa 2.375% 11/26/18		700,000	712,795

			712,795

Netherlands–0.17%
#•ING Bank 144A 1.536% 10/1/19		1,000,000	1,002,184
•Petrobras Global Finance 3.737% 3/17/20		700,000	686,000

			1,688,184

		Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
Portugal–0.02%
Banco Comercial Portugues 4.75% 6/22/17	EUR	200,000	$232,164

			232,164

Republic of Korea–0.18%
•Export-Import Bank of Korea 1.423% 1/14/17		1,500,000	1,501,863
#Woori Bank 144A 4.75% 4/30/24		350,000	379,297

			1,881,160

South Africa–0.00%
#‡Edcon 144A 9.50% 3/1/18	EUR	150,000	42,210

			42,210

Spain–0.07%
Bankinter 1.75% 6/10/19	EUR	600,000	703,828

			703,828

Switzerland–0.06%
•Credit Suisse New York 1.315% 5/26/17		600,000	600,211

			600,211

United Kingdom–0.50%
•Barclays Bank 1.384% 2/17/17		1,300,000	1,300,398
Delphi Automotive 3.15% 11/19/20		800,000	829,130
Ensco 4.70% 3/15/21		350,000	314,825
HSBC Holdings 3.40% 3/8/21		200,000	206,979
#Imperial Brands Finance 144A 2.95% 7/21/20		600,000	620,036
#Petrofac 144A 3.40% 10/10/18		600,000	603,749
Royal Bank of Scotland 6.934% 4/9/18	EUR	200,000	244,212
#Sinopec Group Overseas Development 2015 144A 2.50% 4/28/20		700,000	712,915
#State Grid Overseas Investment 2014 144A 2.75% 5/7/19		300,000	308,782

			5,141,026

United States–4.88%
AbbVie 1.80% 5/14/18		800,000	803,586
American Tower
3.30% 2/15/21		500,000	523,213
3.40% 2/15/19		300,000	311,890
•Amgen 1.411% 5/22/19		1,000,000	1,001,591
Anheuser-Busch InBev Finance 2.65% 2/1/21		600,000	619,758
•Apple 1.637% 2/22/19		400,000	406,358
AT&T
2.40% 3/15/17		1,000,000	1,005,947
2.45% 6/30/20		700,000	713,554

LVIP Global Income Fund—2

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
United States (continued)
Bank of America
•1.72% 1/15/19	1,000,000	$1,006,747
2.65% 4/1/19	700,000	715,733
•Bank of New York Mellon 1.674% 8/17/20	500,000	506,905
Beazer Homes USA 5.75% 6/15/19	3,000,000	3,135,000
Becton Dickinson 2.675% 12/15/19	600,000	620,101
#California Resources 144A 8.00% 12/15/22	73,000	48,910
Capital One Bank USA 2.30% 6/5/19	800,000	809,779
#Chesapeake Energy 144A 8.00% 12/15/22	75,000	76,219
CIT Group
3.875% 2/19/19	100,000	102,375
5.00% 8/15/22	200,000	213,000
Citigroup
•1.431% 4/8/19	200,000	200,344
2.40% 2/18/20	200,000	202,664
Constellation Brands 3.875% 11/15/19	200,000	211,000
#Diamond 1 Finance 144A 3.48% 6/1/19	400,000	411,648
Dollar General 1.875% 4/15/18	500,000	503,115
Dominion Resources 2.50% 12/1/19	500,000	512,452
DPL 6.50% 10/15/16	154,000	154,232
Enable Midstream Partners 2.40% 5/15/19	400,000	392,072
Energy Transfer Partners 4.15% 10/1/20	100,000	104,685
#‡Energy XXI Gulf Coast 144A 11.00% 3/15/20	200,000	81,000
EnLink Midstream Partners 2.70% 4/1/19	100,000	99,401
Express Scripts Holding 3.30% 2/25/21	300,000	315,604
Fiserv 2.70% 6/1/20	600,000	619,194
Ford Motor Credit 3.157% 8/4/20	1,200,000	1,237,890
Freeport-McMoRan 2.30% 11/14/17	200,000	200,000
•Goldman Sachs Group 2.05% 9/15/20	1,300,000	1,308,083
HCA
4.25% 10/15/19	300,000	313,500
5.875% 5/1/23	100,000	106,750
#•Hewlett Packard Enterprise 144A 2.788% 10/5/18	600,000	610,268
HSBC USA 2.00% 8/7/18	600,000	603,418

	Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
United States (continued)
#Jackson National Life Global Funding 144A 2.25% 4/29/21	500,000	$506,936
JPMorgan Chase & Co.
•1.615% 1/25/18	1,200,000	1,206,197
2.20% 10/22/19	1,000,000	1,016,129
2.40% 6/7/21	200,000	202,389
Juniper Networks 3.125% 2/26/19	500,000	513,643
KB Home 4.75% 5/15/19	200,000	205,250
Kinder Morgan 3.05% 12/1/19	700,000	715,826
Kinder Morgan Energy Partners 6.85% 2/15/20	800,000	908,566
#Kinder Morgan Finance 144A 6.00% 1/15/18	300,000	314,713
Kraft Heinz Foods
2.00% 7/2/18	500,000	504,828
2.25% 6/5/17	300,000	301,923
Kroger 2.60% 2/1/21	500,000	514,695
#‡Linn Energy 144A 12.00% 12/15/20	125,000	61,250
Lockheed Martin 1.85% 11/23/18	300,000	303,753
Marriott International 2.875% 3/1/21	800,000	830,739
Maxim Integrated Products 2.50% 11/15/18	1,000,000	1,015,776
Metropolitan Life Global Funding I
#144A 1.30% 4/10/17	1,000,000	1,001,126
#144A 3.875% 4/11/22	300,000	326,056
Morgan Stanley
•1.565% 1/24/19	1,000,000	1,003,889
•1.874% 1/27/20	800,000	808,727
Navient
5.50% 1/15/19	300,000	305,250
6.625% 7/26/21	100,000	101,000
#•NBCUniversal Enterprise 144A 1.365% 4/15/18	1,000,000	1,007,146
#New York Life Global Funding 144A 2.10% 1/2/19	1,000,000	1,016,765
Owens Illinois 7.80% 5/15/18	150,000	163,875
Pactiv 8.125% 6/15/17	1,000,000	1,037,500
#‡Peabody Energy 144A 10.00% 3/15/22	200,000	82,000
#Pricoa Global Funding I 144A 2.55% 11/24/20	400,000	411,386
#Protective Life Global Funding 144A 1.722% 4/15/19	300,000	301,051
•Prudential Financial 1.597% 8/15/18	600,000	599,022
PSEG Power 3.00% 6/15/21	500,000	515,020
Regions Financial 2.00% 5/15/18	1,000,000	1,004,726

LVIP Global Income Fund—3

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
United States (continued)
Reynolds American 2.30% 6/12/18	500,000	$507,480
Sanchez Energy 7.75% 6/15/21	150,000	132,750
Sempra Energy 2.85% 11/15/20	700,000	725,565
Southern Co 2.35% 7/1/21	400,000	408,088
#Sprint Communications 144A 9.00% 11/15/18	300,000	332,250
Tenet Healthcare
5.00% 3/1/19	100,000	98,250
5.50% 3/1/19	400,000	395,000
#TIAA Asset Management Finance 144A 2.95% 11/1/19	600,000	618,688
Time Warner 2.10% 6/1/19	500,000	507,828
Toys R Us 7.375% 10/15/18	500,000	465,000
TransDigm 6.00% 7/15/22	300,000	318,000
United Technologies 4.50% 4/15/20	500,000	552,984
Verizon Communications 2.625% 2/21/20	1,000,000	1,029,241
Viacom 2.75% 12/15/19	600,000	609,911
Walgreens Boots Alliance 1.75% 11/17/17	600,000	603,450
Wells Fargo
•1.582% 7/22/20	1,900,000	1,910,222
2.50% 3/4/21	200,000	203,043
Zimmer Biomet Holdings 2.70% 4/1/20	700,000	715,861

		49,748,749

Total Corporate Bonds (Cost $75,794,639)		76,220,983

MUNICIPAL BONDS–0.02%
City of Chicago, Illinois (Neighborhoods Alive)
§Series B 5.00% 1/1/17	60,000	60,593
Series B-Unrefunded 5.00% 1/1/17	75,000	75,407
•University of California Series Y-2 1.027% 7/1/41	40,000	40,005

Total Municipal Bonds (Cost $175,502)		176,005

NON-AGENCY ASSET-BACKED SECURITIES–1.75%
•American Express Credit Account Master Trust Series 2008-2 A 1.784% 9/15/20	300,000	304,481
#•American Homes 4 Rent Series 2014-SFR1 A 144A 1.531% 6/17/31	301,596	300,650
#•ARES IIIR/IVR CLO Series 2007-3RA B 144A 1.049% 4/16/21	1,000,000	953,881

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
BlueMountain CLO
#•Series 2011-1A B 144A 2.818% 8/16/22	257,143	$257,521
#•Series 2011-1A C 144A 3.818% 8/16/22	200,000	200,142
#•Bridgeport CLO Series 2006-1A B 144A 1.347% 7/21/20	1,000,000	981,337
#•Catamaran CLO Series 2014-2A B 144A 3.679% 10/18/26	606,600	603,878
#•Cent CDO 15 Series 2007-15A A2B 144A 1.185% 3/11/21	1,000,000	932,485
#•Centerline REIT Series 2004-RR3 A2 144A 4.76% 9/21/45	349,437	350,311
Chase Issuance Trust
•Series 2007-B1 B1 0.774% 4/15/19	1,000,000	999,379
•Series 2007-C1 C1 0.984% 4/15/19	400,000	399,890
•Series 2014-A5 A5 0.894% 4/15/21	750,000	752,160
Colony American Homes
#•Series 2014-1A A 144A 1.681% 5/17/31	272,817	272,950
#•Series 2014-1A C 144A 2.381% 5/17/31	100,000	100,142
•Conseco Financial Series 1997-3 A7 7.64% 3/15/28	136,713	141,667
#•Cornerstone CLO Series 2007-1A A1J 144A 1.08% 7/15/21	1,200,000	1,197,090
#•CountryPlace Manufactured Housing Contract Trust Series 2005-1 A3 144A 4.80% 12/15/35	5,418	5,417
Discover Card Execution Note Trust
•Series 2012-A4 A4 0.894% 11/15/19	1,000,000	1,001,827
•Series 2013-A6 A6 0.974% 4/15/21	580,000	582,619
•Series 2014-A1 A1 0.954% 7/15/21	800,000	803,313
#•Dryden 38 Senior Loan Fund Series 2015-38A A 144A 2.11% 7/15/27	542,857	542,970
Eaton Vance CLO
#•Series 2014-1A B 144A 2.73% 7/15/26	200,800	200,218
#•Series 2014-1A C 144A 3.68% 7/15/26	171,300	169,090

LVIP Global Income Fund—4

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Invitation Homes Trust
#•Series 2014-SFR1 B 144A 2.031% 6/17/31	130,000	$130,128
#•Series 2014-SFR2 A 144A 1.631% 9/17/31	401,278	400,627
#•Series 2014-SFR2 B 144A 2.131% 9/17/31	740,000	741,015
#•Series 2015-SFR1 A 144A 1.981% 3/17/32	211,783	213,075
#•Series 2015-SFR2 A 144A 1.877% 6/17/32	323,018	324,664
#•LNR CDO
Series 2002-1A DFL 144A 1.925% 7/24/37	99,737	99,220
•Madison Avenue Manufactured Housing Contract Trust Series 2002-A B1 3.775% 3/25/32	181,269	183,410
•¿Park Place Securities Asset-Backed Pass Through Certificates Series 2004-WHQ2 M2 1.47% 2/25/35	27,116	27,033
•RAAC Trust Series 2004-SP1 AII 1.225% 3/25/34	282,553	267,399
Silver Bay Realty Trust
#•Series 2014-1 A 144A 1.531% 9/17/31	122,424	121,637
#•Series 2014-1 B 144A 1.981% 9/17/31	100,000	99,044
#•SWAY Residential Trust Series 2014-1 A 144A 1.831% 1/17/32	604,347	605,137
#•Trade MAPS 1 Series 2013-1A A 144A 1.218% 12/10/18	500,000	499,184
#•Treman Park CLO Series 2015-1A A 144A 2.196% 4/20/27	200,000	200,400
#•Tricon American Homes Trust Series 2015-SFR1 A 144A 1.781% 5/17/32	726,592	725,316
West CLO
#•Series 2014-1A A2 144A 2.779% 7/18/26	310,000	306,890
#•Series 2014-1A B 144A 3.529% 7/18/26	830,000	798,898

Total Non-Agency Asset-Backed Securities (Cost $17,831,085)		17,796,495

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.75%
•Bear Stearns Alternative A Trust Series 2004-10 1A3 1.525% 9/25/34	189,949	188,110
CHL Mortgage Pass Through Trust
•¿Series 2004-6 1A1 3.018% 5/25/34	319,876	316,763

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
CHL Mortgage Pass Through Trust (continued)
•¿Series 2004-11 2A1 2.648% 7/25/34	107,244	$106,977
•Credit Suisse First Boston Mortgage Securities Series 2003-AR9 3M1 2.025% 3/25/33	66,734	65,388
#•CSMC Trust Series 2014-IVR3 A1 144A 3.50% 7/25/44	183,638	188,634
•Fannie Mae Connecticut Avenue Securities Series 2014-C02 2M1 1.475% 5/25/24	60,197	60,210
•First Horizon Alternative Mortgage Securities Trust Series 2004-AA5 2A1 2.453% 12/25/34	262,464	253,624
•HarborView Mortgage Loan Trust Series 2004-1 3A 2.62% 4/19/34	247,360	246,556
•Impac Secured Assets CMN Owner Trust Series 2004-4 M1 1.29% 2/25/35	100,000	94,812
•IndyMac INDX Mortgage Loan Trust Series 2005-AR1 1A1 2.966% 3/25/35	411,665	393,414
•JPMorgan Mortgage Trust Series 2004-A1 5A1 2.797% 2/25/34	446,337	440,149
•Merrill Lynch Mortgage Investors Trust Series 2003-A 1A 1.265% 3/25/28	58,513	55,362
Morgan Stanley Mortgage Loan Trust
•Series 2004-8AR 4A2 2.961% 10/25/34	352,366	351,413
•Series 2004-10AR 2A2 2.955% 11/25/34	313,779	316,776
•New York Mortgage Trust Series 2005-3 M1 1.20% 2/25/36	35,543	31,364
•Sequoia Mortgage Trust Series 2004-10 A2 1.172% 11/20/34	445,139	410,179
•Structured ARM Loan Trust Series 2004-12 3A1 2.981% 9/25/34	380,950	378,288
Structured Asset Mortgage Investments Trust
•Series 2003-AR1 A1 1.271% 10/19/33	441,486	410,411
•Series 2003-AR2 A1 1.254% 12/19/33	100,114	95,884
Structured Asset Mortgage Investments II Trust
•Series 2003-AR4 A1 1.231% 1/19/34	331,990	319,613

LVIP Global Income Fund—5

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Structured Asset Mortgage Investments II Trust (continued)
•Series 2004-AR6 A1A 1.231% 2/19/35	383,797	$357,032
•Thornburg Mortgage Securities Trust Series 2003-4 A1 1.165% 9/25/43	308,670	296,948
#•Towd Point Mortgage Trust Series 2016-1 A1 144A 3.50% 2/25/55	762,678	785,000
WaMu Mortgage Pass Through Certificates Trust
•¿Series 2005-AR8 2AB2 0.945% 7/25/45	153,618	139,348
•¿Series 2005-AR19 A1A1 0.795% 12/25/45	408,248	386,314
Wells Fargo Mortgage-Backed Securities Trust
•Series 2003-L 1A2 2.705% 11/25/33	313,158	313,594
•Series 2003-O 1A2 2.703% 1/25/34	103,800	106,128
•Series 2004-X 1A1 2.928% 11/25/34	162,894	162,873
•Series 2005-AR9 2A2 3.037% 10/25/33	406,046	399,711

Total Non-Agency Collateralized Mortgage Obligations (Cost $7,728,252)		7,670,875

NON-AGENCY COMMERCIAL
MORTGAGE-BACKED SECURITIES–0.75%
Bank of America Commercial Mortgage Trust
•Series 2006-1 D 5.784% 9/10/45	170,000	169,743
•Series 2006-4 AJ 5.695% 7/10/46	196,375	193,558
Bear Stearns Commercial Mortgage Securities Trust
•Series 2006-PW11 AJ 5.565% 3/11/39	550,000	527,362
•Series 2006-PW13 AJ 5.611% 9/11/41	78,503	78,469
•Series 2007-PW16 AM 5.91% 6/11/40	500,000	511,905
CD Commercial Mortgage Trust
•Series 2005-CD1 E 5.45% 7/15/44	370,000	369,613
Series 2006-CD3 AJ 5.688% 10/15/48	500,000	287,927
Commercial Mortgage Trust
•Series 2005-GG5 AJ 5.644% 4/10/37	18,357	18,344

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust (continued)
•Series 2006-GG7 AJ 5.951% 7/10/38	351,000	$322,569
•Series 2006-GG7 AM 5.951% 7/10/38	113,658	113,542
Series 2007-GG9 AM 5.475% 3/10/39	325,000	327,680
#•Hilton USA Trust Series 2013-HLF BFL 144A 2.023% 11/5/30	145,074	145,074
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2 A2 5.115% 7/15/41	16,884	16,878
•Series 2005-LDP5 E 5.735% 12/15/44	650,000	647,630
•Series 2005-LDP5 F 5.735% 12/15/44	700,000	695,754
•LB-UBS Commercial Mortgage Trust Series 2006-C4 AJ 6.08% 6/15/38	18,933	18,921
•Merrill Lynch Mortgage Trust Series 2005-CKI1 D 5.525% 11/12/37	141,352	137,980
Morgan Stanley Capital I Trust
•Series 2007-HQ11 A1A 5.422% 2/12/44	585,959	589,758
Series 2007-IQ13 5.312% 3/15/44	148,166	149,306
•Series 2007-IQ16 AM 6.255% 12/12/49	500,000	518,143
•Series 2007-IQ16 AMA 6.251% 12/12/49	700,000	722,853
Resource Capital
#•Series 2014-CRE2 A 144A 1.58% 4/15/32	178,945	177,011
#•Series 2015-CRE4 144A 1.93% 8/15/32	73,463	72,592
•Wachovia Bank Commercial Mortgage Trust Series 2006-C28 AM 5.603% 10/15/48	800,000	799,178

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $8,212,236)		7,611,790

«SENIOR SECURED LOANS–0.83%
Abacus Innovations Tranche B 1st Lien 3.274% 8/16/23	22,749	22,907
Air Canada Tranche B 1st Lien 3.50% 9/23/23	6,423	6,446

LVIP Global Income Fund—6

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Alfred Fueling Systems 1st Lien 4.50% 6/20/21	223,837	$223,931
Appvion Tranche B 1st Lien 6.25% 6/28/19	149,211	147,160
Aristocrat International Tranche B 1st Lien 3.50% 10/20/21	17,496	17,585
Ascena Retail Group 1st Lien 5.25% 8/21/22	345,725	334,296
Avago Technologies Cayman Finance Tranche B 1st Lien 3.524% 2/1/23	110,131	111,561
@Bowie Resource Holdings Tranche B 1st Lien 6.75% 8/12/20	171,000	141,930
Caraustar Industries Tranche B 1st Lien 8.00% 5/1/19	29,922	30,283
Carestream Health 5.00% 6/7/19	68,971	64,278
Chemours Tranche B 1st Lien 3.75% 5/12/22	113,118	112,270
Ciena Tranche B 1st Lien 3.75% 7/15/19	30,709	30,824
Community Health Systems Tranche F 1st Lien 4.083% 12/31/18	182,316	181,576
Consolidated Communications Tranche B 1st Lien 4.00% 10/4/23	24,284	24,474
CSC Holdings 1st Lien 5.00% 10/9/22	126,220	126,759
Cyanco Intermediate 1st Lien 5.50% 4/29/20	58,859	58,859
Dell International Tranche A3 1st Lien 2.53% 12/31/18	104,098	103,816
Dollar Tree Tranche A 1st Lien 1.75% 7/6/20	89,514	89,542
EFS Cogen Holdings I Tranche B 1st Lien 5.25% 6/28/23	16,471	16,668
Endo Luxembourg Finance I Tranche B 1st Lien 3.75% 9/25/22	270,245	269,981
Evergreen Acqco 1 Tranche C 1st Lien 5.00% 10/3/19	185,490	170,559
FGI Operating Tranche B 1st Lien 5.50% 4/19/19	916,356	848,774
Fieldwood Energy 1st Lien 3.875% 9/28/18	344,108	298,801
First Eagle Holdings Tranche B 1st Lien 4.838% 12/1/22	29,938	30,037
Fitness & Sports Clubs Tranche B 1st Lien 6.00% 7/1/20	220,922	221,198
FMG Resources August 2006 Pty 1st Lien 3.75% 6/30/19	193,899	193,911
Fram Group Holdings 1st Lien 7.00% 7/29/17	194,960	188,241
Frank Russell Tranche B 1st Lien 6.75% 6/1/23	26,315	26,167

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Global Telecommunciations Link Tranche B 1st Lien 5.00% 5/21/20	26,806	$26,035
Guggenheim Partners Investment Management Holdings Tranche B 1st Lien 5.75% 7/22/20	54,828	55,233
Huntsman International Tranche B-Ext 1st Lien 3.644% 4/19/19	90,808	90,979
KAR Auction Services Tranche B3 1st Lien 4.375% 3/9/23	61,145	62,044
MA COM Technology Solutions Holdings Tranche B 1st Lien 4.50% 5/8/21	100,742	101,876
McDermott Finance 8.25% 4/16/19	12,649	12,736
MKS Instruments Tranche B 1st Lien 4.25% 4/29/23	47,455	48,098
Navios Maritime Midstream Partners Tranche B 1st Lien 5.50% 6/18/20	133,656	130,982
Navios Maritime Partners 1st Lien 5.25% 6/27/18	4,696	4,277
Navistar 1st Lien 6.50% 8/7/20	134,880	135,428
Novelis Tranche B 1st Lien 4.088% 6/2/22	78,003	78,491
NRG Energy Tranche B 1st Lien 3.50% 6/30/23	119,700	120,124
OCI Beaumont Tranche B3 1st Lien 7.75% 8/20/19	665,022	645,071
On Semiconductor Tranche B 1st Lien
3.25% 3/31/23	71,245	71,671
5.25% 3/31/23	227,971	229,336
Onsite Rental Group Operations Pty Tranche B 1st Lien 5.50% 7/31/21	249,201	195,623
OSG Bulk Ships Tranche B - Exit 1st Lien 5.25% 8/5/19	112,092	112,138
Peabody Energy Tranche B 1st Lien 4.25% 9/24/20	163,180	129,396
PetSmart Tranche B 1st Lien 4.25% 3/11/22	49,748	49,906
Prime Security Services Borrower Tranche 1st Lien 4.75% 5/2/22	94,414	95,469
Radio One Tranche 1st Lien 5.14% 12/31/18	546,135	546,135
Sungard Availability Services Capital Tranche B 1st Lien 6.00% 3/31/19	356,523	336,914
TI Group Automotive Systems Tranche B 1st Lien 4.50% 6/30/22	125,936	126,487
UPC Financing Partnership Tranche 1st Lien 4.08% 8/31/24	30,254	30,407

LVIP Global Income Fund—7

LVIP Global Income Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
UTEX Industries Tranche B 1st Lien 5.00% 5/22/21		361,874	$270,049
Valeant Pharmaceuticals International 1st Lien 5.25% 12/11/19		84,820	85,055
Valeant Pharmaceuticals International Tranche A3 1st Lien 4.28% 10/20/18		135,151	135,236
Valeant Pharmaceuticals International Tranche BD2 1st Lien 5.00% 2/13/19		126,074	126,360
Valeant Pharmaceuticals International Tranche B-F1 1st Lien 5.50% 4/1/22		120,985	121,501
Western Digital Tranche B 1st Lien 4.50% 4/29/23		67,328	68,121
XPO Logistics Tranche B2 1st Lien 4.25% 10/30/21		120,929	121,811
Zebra Technologies Tranche B 1st Lien 4.089% 10/27/21		46,013	46,643

Total Senior Secured Loans (Cost $8,788,938)			8,502,466

ΔSOVEREIGN BONDS–53.93%
Brazil–1.44%
≠Brazil Letras do Tesouro Nacional 12.26% 1/1/18	BRL	7,430,000	1,981,525
Brazil Notas do Tesouro Nacional 10.00% 1/1/23	BRL	8,320,000	2,395,194
Brazil Notas do Tesouro Nacional Series B
6.00% 8/15/18	BRL	100,000	90,970
6.00% 5/15/19	BRL	12,000	111,155
6.00% 8/15/20	BRL	1,000	9,124
6.00% 8/15/22	BRL	432,000	3,938,334
6.00% 5/15/23	BRL	335,500	3,112,477
6.00% 8/15/24	BRL	3,000	27,547
6.00% 5/15/45	BRL	50,000	475,164
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/21	BRL	4,300,000	1,261,651
10.00% 1/1/25	BRL	910,000	258,966
10.00% 1/1/27	BRL	3,760,000	1,053,384

			14,715,491

France–1.09%
France Government Bond O.A.T.
3.00% 4/25/22	EUR	3,800,000	5,087,489
3.75% 4/25/17	EUR	5,200,000	5,986,252

			11,073,741

Indonesia–1.39%
Indonesia Treasury Bonds
5.625% 5/15/23	IDR	24,833,000,000	1,777,891
7.00% 5/15/22	IDR	23,406,000,000	1,809,694
8.25% 7/15/21	IDR	2,600,000,000	210,714

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Indonesia (continued)
Indonesia Treasury Bonds (continued)
8.375% 3/15/24	IDR	56,713,000,000	$4,712,685
8.375% 9/15/26	IDR	3,671,000,000	306,596
8.375% 3/15/34	IDR	29,440,000,000	2,465,552
10.00% 9/15/24	IDR	25,030,000,000	2,261,653
10.00% 2/15/28	IDR	7,040,000,000	653,299
12.90% 6/15/22	IDR	142,000,000	13,848

			14,211,932

Japan–8.04%
Japan Government 10 Yr Bonds
0.10% 6/20/26	JPY	800,000,000	8,043,730
1.30% 3/20/19	JPY	250,000,000	2,561,920
1.70% 12/20/16	JPY	450,000,000	4,456,471
1.70% 3/20/17	JPY	700,000,000	6,967,024
Japan Government 20 Yr Bonds
0.10% 6/20/21	JPY	1,200,000,000	12,028,152
0.20% 6/20/36	JPY	400,000,000	3,830,643
1.50% 3/20/34	JPY	650,000,000	7,793,981
1.60% 6/20/30	JPY	350,000,000	4,176,278
1.90% 3/22/21	JPY	809,000,000	8,751,185
1.90% 6/20/25	JPY	653,000,000	7,601,279
Japan Government 30 Yr Bonds
0.30% 6/20/46	JPY	450,000,000	4,246,899
1.70% 9/20/44	JPY	875,000,000	11,497,615

			81,955,177

Malaysia–4.93%
Bank Negara Malaysia Monetary Notes
≠2.42% 6/22/17	MYR	500,000	118,749
≠2.44% 9/19/17	MYR	810,000	191,192
Malaysia Government Bonds
3.314% 10/31/17	MYR	81,880,000	19,965,824
3.394% 3/15/17	MYR	35,960,000	8,727,615
3.58% 9/28/18	MYR	2,800,000	689,099
3.654% 10/31/19	MYR	4,000,000	985,884
3.814% 2/15/17	MYR	16,680,000	4,052,423
4.012% 9/15/17	MYR	30,522,000	7,485,363
4.181% 7/15/24	MYR	13,023,000	3,277,778
4.24% 2/7/18	MYR	5,251,000	1,297,707
Malaysia Treasury Bills
≠2.35% 8/11/17	MYR	520,000	123,071
≠2.70% 1/20/17	MYR	7,410,000	1,778,450
Malaysian Government Bonds
3.26% 3/1/18	MYR	6,525,000	1,593,380

			50,286,535

LVIP Global Income Fund—8

LVIP Global Income Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Mexico–9.18%
Mexican Bonos
4.75% 6/14/18	MXN	148,240,000	$7,579,573
5.00% 6/15/17	MXN	289,830,000	14,961,759
6.50% 6/10/21	MXN	225,000,000	11,967,091
7.25% 12/15/16	MXN	261,212,000	13,540,548
7.50% 6/3/27	MXN	210,500,000	12,031,451
7.75% 12/14/17	MXN	27,000,000	1,437,194
7.75% 11/23/34	MXN	75,000,000	4,402,147
8.50% 12/13/18	MXN	130,500,000	7,142,675
Mexican Cetes
≠1.10% 2/2/17	MXN	230,469,000	1,168,810
≠1.12% 5/25/17	MXN	479,307,000	2,392,660
≠1.129% 7/20/17	MXN	90,632,000	448,777
≠1.204% 12/8/16	MXN	2,282,886,000	11,667,593
≠1.21% 7/6/17	MXN	42,651,000	211,608
≠1.30% 3/2/17	MXN	33,576,000	169,586
≠1.437% 3/30/17	MXN	175,757,000	884,344
≠1.87% 3/16/17	MXN	31,988,000	161,255
≠2.07% 12/22/16	MXN	157,679,000	804,344
≠2.42% 11/24/16	MXN	167,832,000	859,399
≠2.46% 11/10/16	MXN	16,524,000	84,767
≠2.74% 10/27/16	MXN	33,049,000	169,849
≠2.914% 10/13/16	MXN	114,079,000	587,388
Mexican Udibonos
2.50% 12/10/20	MXN	4,087,098	211,015
3.50% 12/14/17	MXN	7,481,191	394,701
4.00% 6/13/19	MXN	5,189,360	279,602

			93,558,136

Netherlands–1.88%
Netherlands Government Bond
5.50% 1/15/28	EUR	10,500,000	19,137,648

			19,137,648

New Zealand–4.34%
New Zealand Government Bonds
4.50% 4/15/27	NZD	4,550,000	4,003,314
5.50% 4/15/23	NZD	13,000,000	11,465,234
6.00% 12/15/17	NZD	18,500,000	14,125,697
6.00% 5/15/21	NZD	17,000,000	14,590,783

			44,185,028

Peru–0.01%
Peru Government Bond
7.84% 8/12/20	PEN	427,000	140,596

			140,596

Philippines–1.39%
Philippine Government Bonds
2.125% 5/23/18	PHP	82,264,000	1,692,023
2.875% 5/22/17	PHP	18,560,000	384,620
3.375% 8/20/20	PHP	6,330,000	132,879

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Philippines (continued)
Philippine Government Bonds (continued)
3.875% 11/22/19	PHP	88,610,000	$1,892,704
5.00% 8/18/18	PHP	6,960,000	150,505
5.875% 1/31/18	PHP	9,410,000	202,252
Philippine Treasury Bills
≠1.15% 2/8/17	PHP	9,110,000	186,952
≠1.15% 3/29/17	PHP	3,990,000	81,480
≠1.28% 10/5/16	PHP	348,000,000	7,175,739
≠1.31% 11/2/16	PHP	8,520,000	175,500
≠1.32% 2/22/17	PHP	19,310,000	396,125
≠1.32% 3/15/17	PHP	10,270,000	210,561
≠1.33% 9/27/17	PHP	7,610,000	153,544
≠1.37% 1/18/17	PHP	47,320,000	971,641
≠1.47% 5/3/17	PHP	9,210,000	188,409
≠1.51% 6/7/17	PHP	1,250,000	25,515
≠1.53% 12/7/16	PHP	7,050,000	145,001

			14,165,450

Poland–4.15%
Poland Government Bonds
•1.79% 1/25/17	PLN	11,108,000	2,909,355
•1.79% 1/25/21	PLN	11,269,000	2,906,323
4.75% 10/25/16	PLN	24,040,000	6,306,264
5.25% 10/25/17	PLN	27,030,000	7,341,551
5.25% 10/25/20	PLN	20,500,000	6,004,341
5.50% 10/25/19	PLN	21,750,000	6,291,398
5.75% 10/25/21	PLN	15,050,000	4,571,793
5.75% 4/25/29	PLN	18,000,000	5,976,307

			42,307,332

Portugal–1.23%
#Portugal Government International Bond 144A
5.125% 10/15/24		3,840,000	3,838,333
Portugal Obrigacoes do Tesouro OT
#144A 3.875% 2/15/30	EUR	7,500,000	8,495,391
#144A 4.95% 10/25/23	EUR	38,200	48,700
#144A 5.65% 2/15/24	EUR	94,800	124,570

			12,506,994

Republic of Korea–4.90%
Korea Monetary Stabilization Bonds
1.25% 8/2/18	KRW	5,666,000,000	5,141,694
1.96% 2/2/17	KRW	733,200,000	667,164
2.07% 12/2/16	KRW	3,825,600,000	3,478,008
Korea Treasury Bonds
1.48% 9/10/21	KRW	320,000,000	292,475
1.50% 6/10/19	KRW	6,780,000,000	6,199,980
2.00% 9/10/20	KRW	19,000,000,000	17,725,783
2.00% 3/10/21	KRW	11,902,500,000	11,140,960
3.00% 12/10/16	KRW	5,861,420,000	5,338,621

			49,984,685

LVIP Global Income Fund—9

LVIP Global Income Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Serbia–0.31%
Republic of Serbia
#144A 4.875% 2/25/20		1,040,000	$1,089,317
#144A 5.25% 11/21/17		880,000	909,920
#144A 7.25% 9/28/21		990,000	1,154,350

			3,153,587

Singapore–2.75%
Singapore Government Bond
2.00% 7/1/20	SGD	17,000,000	12,836,328
2.375% 4/1/17	SGD	3,500,000	2,586,266
2.875% 9/1/30	SGD	15,593,000	12,615,728

			28,038,322

Spain–3.95%
Spain Government Bond
1.40% 1/31/20	EUR	16,576,000	19,535,054
#144A 1.60% 4/30/25	EUR	12,770,000	15,403,151
#144A 4.20% 1/31/37	EUR	3,298,000	5,346,505

			40,284,710

Ukraine–1.43%
Ukraine Government International Bond
#144A 7.75% 9/1/23		2,680,000	2,581,175
#144A 7.75% 9/1/24		2,680,000	2,569,088
#144A 7.75% 9/1/25		2,680,000	2,554,817
#144A 7.75% 9/1/26		2,680,000	2,546,000
#144A 7.75% 9/1/27		2,680,000	2,532,600
#•Ukraine Government International Bond GDP Linked 144A 2.82% 5/31/40		5,516,000	1,787,377

			14,571,057

United Kingdom–1.52%
United Kingdom Gilt
4.25% 12/7/27	GBP	1,645,000	2,899,171
4.25% 9/7/39	GBP	2,250,000	4,504,283
4.50% 9/7/34	GBP	3,350,000	6,568,863
4.75% 3/7/20	GBP	1,000,000	1,502,329

			15,474,646

Total Sovereign Bonds (Cost $555,562,805)			549,751,067

SUPRANATIONAL BANKS–2.12%
Asian Development Bank 2.35% 6/21/27	JPY	1,000,000,000	12,550,150
European Investment Bank 1.40% 6/20/17	JPY	910,000,000	9,100,996

Total Supranational Banks (Cost $17,695,978)			21,651,146

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS–23.40%
U.S. Treasury Bonds
2.50% 2/15/46	4,000,000	$4,135,780
3.125% 8/15/44	8,800,000	10,272,627
3.625% 8/15/43	9,143,000	11,643,400
4.50% 5/15/38	8,776,000	12,462,096
5.375% 2/15/31	5,500,000	8,026,453
U.S. Treasury Inflation Index Bonds
0.625% 1/15/26	2,531,950	2,664,336
1.00% 2/15/46	507,815	561,922
3.375% 4/15/32	677,880	995,896
U.S. Treasury Inflation Index Notes
0.125% 4/15/20	11,817,515	12,051,620
0.125% 1/15/22	2,445,429	2,497,859
0.125% 7/15/22	11,511,060	11,794,992
0.125% 1/15/23	3,336,224	3,391,595
0.125% 7/15/24	658,762	668,939
1.375% 1/15/20	1,574,669	1,672,758
1.875% 7/15/19	1,549,708	1,664,948
U.S. Treasury Notes
0.625% 5/31/17	11,500,000	11,504,267
0.625% 4/30/18	16,700,000	16,675,217
0.875% 12/31/16	19,000,000	19,028,443
1.00% 8/15/18	3,000,000	3,013,065
1.00% 8/31/19	16,000,000	16,053,440
1.125% 4/30/20	15,000,000	15,066,510
1.375% 2/28/19	4,500,000	4,557,834
1.50% 12/31/18	3,300,000	3,349,952
1.50% 2/28/19	6,000,000	6,094,686
1.625% 3/31/19	2,000,000	2,038,398
1.625% 6/30/19	19,264,900	19,660,351
1.625% 8/15/22	19,700,000	20,059,367
2.50% 5/15/24	11,750,000	12,627,807
3.375% 11/15/19	4,000,000	4,301,092

Total U.S. Treasury Obligations (Cost $229,795,038)		238,535,650

	Number of Shares

COMMON STOCK–0.00%
†@Halcon Resources	4,396	41,234

Total Common Stock (Cost $46,422)		41,234

MONEY MARKET FUND–6.53%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	66,624,390	66,624,390

Total Money Market Fund (Cost $66,624,390)		66,624,390

LVIP Global Income Fund—10

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS–1.49%
≠Discount Notes–1.49%
Federal Farm Credit 0.15% 10/3/16	1,290,000	$1,289,989

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS (continued)
≠Discount Notes (continued)
Federal Home Loan Bank 0.10% 10/3/16	13,870,000	$13,869,923

Total Short-Term Investments (Cost $15,159,912)		15,159,912

TOTAL VALUE OF SECURITIES–99.99% (Cost $1,012,839,115)	1,019,273,393
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	142,359

NET ASSETS APPLICABLE TO 92,075,143 SHARES OUTSTANDING–100.00%	$1,019,415,752

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2016, the aggregate value of Rule 144A securities was $81,360,988, which represents 7.98% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of September 30, 2016. Interest rates reset periodically.

«	Includes $107,499 cash collateral held at broker for futures contracts as of September 30, 2016.

@	Illiquid security. At September 30, 2016, the aggregate value of illiquid securities was $183,164, which represents 0.02% of the Fund’s net assets.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2016.

§

Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

LVIP Global Income Fund—11

LVIP Global Income Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts, foreign cross currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2016:

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	EUR	(390,401)	USD	443,417	11/22/16	$3,785
BAML	EUR	(12,137,044)	USD	13,076,815	11/25/16	(592,560)
BAML	EUR	(251,705)	USD	280,671	2/28/17	(4,102)
BAML	JPY	(34,125,000)	USD	312,394	11/28/16	(24,950)
BAML	JPY	(122,220,000)	USD	1,136,472	4/18/17	(80,226)
BCLY	CLP	173,000,000	USD	(263,177)	10/24/16	(644)
BCLY	EUR	(136,016)	USD	151,720	10/6/16	(1,115)
BCLY	EUR	(617,237)	USD	687,154	10/27/16	(7,117)
BCLY	EUR	(11,112,782)	USD	12,477,154	10/31/16	(24,940)
BCLY	EUR	(136,016)	USD	153,172	11/4/16	125
BCLY	EUR	(233,016)	USD	260,873	11/15/16	(1,447)
BCLY	EUR	(705,000)	USD	798,955	11/18/16	5,191
BCLY	EUR	(145,209)	USD	165,125	11/25/16	1,584
BCLY	EUR	(1,705,247)	USD	1,913,445	12/22/16	(9,782)
BCLY	EUR	(767,000)	USD	862,675	12/29/16	(2,692)
BCLY	JPY	(288,100,000)	USD	2,424,982	10/13/16	(417,629)
BCLY	JPY	(108,530,000)	USD	913,879	10/24/16	(157,473)
BCLY	JPY	(81,840,000)	USD	740,164	2/27/17	(72,626)
BCLY	JPY	(190,420,000)	USD	1,877,964	2/28/17	(13,270)
BCLY	JPY	(288,085,900)	USD	2,864,089	3/9/17	1,659
BCLY	JPY	(24,430,094)	USD	240,170	3/21/17	(2,703)
BCLY	JPY	(192,553,560)	USD	1,906,650	3/24/17	(7,892)
BCLY	JPY	(79,441,000)	USD	787,745	6/30/17	(5,943)
BCLY	JPY	(49,760,000)	USD	479,085	7/31/17	(18,849)
BCLY	JPY	(13,360,000)	USD	134,319	8/15/17	527
BCLY	JPY	(11,394,000)	USD	115,357	8/24/17	1,201
BNYM	CAD	7,113,500	USD	(5,395,718)	10/28/16	27,527
BNYM	EUR	(7,249,000)	USD	8,000,793	10/28/16	(153,319)
BNYM	GBP	6,118,500	USD	(8,175,080)	10/28/16	(239,889)
BNYM	JPY	(3,890,836,500)	USD	37,033,013	10/28/16	(1,381,997)
BNYM	NZD	(60,949,000)	USD	42,699,650	10/28/16	(1,627,494)
BNYM	PLN	(70,688,500)	USD	17,771,293	10/28/16	(702,199)
BNYM	SEK	139,553,000	USD	(16,177,994)	10/28/16	112,724
BNYM	SGD	(37,743,500)	USD	27,837,771	10/28/16	154,796
CITI	AUD	(1,703,000)	USD	1,232,801	11/21/16	(69,016)
CITI	EUR	(932,288)	USD	1,044,178	10/31/16	(4,663)
CITI	EUR	(1,774,000)	USD	1,997,027	11/4/16	893
CITI	EUR	(4,177,000)	USD	4,588,121	11/9/16	(112,937)
CITI	EUR	(146,969)	USD	163,526	11/10/16	(1,889)
CITI	EUR	(625,871)	USD	676,472	11/14/16	(28,076)
CITI	EUR	(1,630,646)	USD	1,853,343	11/25/16	16,824
CITI	EUR	(162,300)	USD	183,136	12/15/16	158
CITI	INR	47,593,000	USD	(710,131)	12/14/16	(3,322)
CITI	JPY	(105,000,000)	USD	884,657	10/24/16	(151,848)
CITI	JPY	(18,273,000)	USD	150,611	11/16/16	(29,940)
CITI	JPY	(430,080,000)	USD	4,051,491	12/12/16	(203,631)
CITI	JPY	(15,350,000)	USD	131,820	1/17/17	(20,340)
CITI	JPY	(336,389,300)	USD	3,352,828	2/8/17	14,916
CITI	JPY	(36,124,000)	USD	354,960	2/10/17	(3,522)
CITI	JPY	(294,831,000)	USD	2,919,263	3/23/17	(12,079)
CITI	JPY	(25,100,000)	USD	235,902	4/13/17	(13,907)

LVIP Global Income Fund—12

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
CITI	JPY	(230,500,000)	USD	2,183,509	6/8/17	$(116,887)
CITI	JPY	(11,693,000)	USD	112,153	6/16/17	(4,589)
CITI	JPY	(296,974,000)	USD	2,844,306	7/25/17	(126,523)
CITI	JPY	(24,520,467)	USD	242,554	9/19/17	(3,443)
DB	AUD	(730,000)	USD	523,010	10/20/16	(35,436)
DB	AUD	(239,687)	USD	175,906	12/15/16	(7,216)
DB	AUD	(220,000)	USD	165,814	5/18/17	(1,698)
DB	CAD	(100,000)	USD	78,877	10/20/16	2,643
DB	CLP	20,225,000	USD	(30,413)	10/18/16	297
DB	CLP	187,751,000	USD	(285,075)	10/25/16	(184)
DB	CLP	118,762,000	USD	(179,057)	10/28/16	1,097
DB	CLP	16,303,000	USD	(24,567)	11/9/16	138
DB	CLP	51,753,000	USD	(79,254)	11/17/16	(880)
DB	CLP	208,729,000	USD	(309,572)	11/25/16	6,313
DB	CLP	38,881,750	USD	(58,354)	12/12/16	404
DB	EUR	(873,178)	USD	990,183	10/11/16	8,794
DB	EUR	(865,000)	USD	964,111	10/18/16	(8,419)
DB	EUR	(662,624)	USD	758,506	10/20/16	13,437
DB	EUR	(2,196,300)	USD	2,487,164	10/21/16	17,476
DB	EUR	(9,105,304)	USD	10,217,422	10/31/16	(26,219)
DB	EUR	(51,000)	USD	57,446	11/3/16	63
DB	EUR	(24,586)	USD	27,383	11/4/16	(281)
DB	EUR	(187,000)	USD	206,831	11/7/16	(3,612)
DB	EUR	(878,675)	USD	982,666	11/8/16	(6,207)
DB	EUR	(143,000)	USD	155,701	11/14/16	(5,275)
DB	EUR	(780,573)	USD	874,975	11/15/16	(3,762)
DB	EUR	(81,717)	USD	88,803	11/17/16	(3,198)
DB	EUR	(22,847)	USD	25,863	11/21/16	137
DB	EUR	(564,000)	USD	609,153	11/28/16	(26,136)
DB	EUR	(683,600)	USD	769,337	12/13/16	(1,278)
DB	EUR	(619,529)	USD	689,921	12/15/16	(8,541)
DB	EUR	(8,528,000)	USD	9,518,527	2/28/17	(129,858)
DB	EUR	(5,097,819)	USD	5,722,200	5/18/17	(66,704)
DB	INR	6,000,000	USD	(87,604)	10/20/16	2,241
DB	INR	105,743,400	USD	(1,550,990)	10/27/16	30,883
DB	INR	125,496,350	USD	(1,840,359)	10/28/16	36,746
DB	INR	13,590,000	USD	(195,539)	5/18/17	1,719
DB	JPY	(284,100,000)	USD	2,392,018	10/13/16	(411,126)
DB	JPY	(97,000,000)	USD	916,841	12/13/16	(42,915)
DB	JPY	(54,738,000)	USD	491,925	3/1/17	(51,753)
DB	JPY	(133,488,900)	USD	1,334,755	5/18/17	3,911
DB	JPY	(25,363,000)	USD	256,814	8/18/17	2,780
DB	JPY	(11,260,000)	USD	114,166	8/24/17	1,352
DB	JPY	(23,347,000)	USD	236,925	8/30/17	2,940
DB	MYR	(361,000)	USD	88,898	5/18/17	1,999
DB	PHP	4,600,000	USD	(97,189)	10/20/16	(2,031)
GSC	EUR	(663,556)	USD	747,664	10/11/16	1,876
GSC	EUR	(456,438)	USD	508,814	10/18/16	(4,365)
GSC	EUR	(2,319,000)	USD	2,604,376	11/2/16	(4,772)
GSC	EUR	(210,000)	USD	235,653	11/14/16	(745)
GSC	EUR	(305,000)	USD	345,964	11/25/16	2,458
GSC	EUR	(311,000)	USD	333,438	12/2/16	(16,943)
GSC	EUR	(268,384)	USD	302,120	12/27/16	(652)
GSC	EUR	(970,000)	USD	1,064,468	1/27/17	(31,374)
GSC	JPY	(24,447,000)	USD	225,521	11/14/16	(16,015)

LVIP Global Income Fund—13

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
GSC	JPY	(170,648,500)	USD	1,403,994	12/2/16	$(283,336)
GSC	JPY	(43,530,000)	USD	371,598	1/27/17	(60,101)
GSC	KRW	(7,965,000,000)	USD	7,155,369	12/7/16	(70,911)
HSBC	EUR	(1,775,000)	USD	1,988,997	10/6/16	(5,496)
HSBC	EUR	(94,000)	USD	105,834	10/11/16	185
HSBC	EUR	(461,000)	USD	522,824	10/13/16	4,643
HSBC	EUR	(520,000)	USD	579,342	11/1/16	(5,693)
HSBC	EUR	(3,710,250)	USD	4,151,361	11/8/16	(24,204)
HSBC	EUR	(799,545)	USD	904,277	11/21/16	3,946
HSBC	INR	484,108,000	USD	(7,063,434)	10/13/16	192,807
HSBC	INR	38,132,000	USD	(559,315)	10/28/16	11,042
HSBC	INR	25,151,000	USD	(370,784)	11/7/16	4,841
HSBC	JPY	(569,000,000)	USD	4,788,151	10/11/16	(825,542)
HSBC	JPY	(19,870,000)	USD	163,156	11/14/16	(33,159)
HSBC	JPY	(7,824,000)	USD	71,938	11/25/16	(5,397)
HSBC	JPY	(345,200,000)	USD	3,229,186	12/9/16	(185,526)
HSBC	JPY	(292,980,000)	USD	2,766,572	12/13/16	(132,288)
HSBC	JPY	(50,970,000)	USD	486,076	1/19/17	(19,222)
HSBC	JPY	(53,562,442)	USD	457,407	1/31/17	(73,884)
HSBC	JPY	(59,187,000)	USD	534,458	2/27/17	(53,354)
HSBC	JPY	(53,500,000)	USD	476,402	3/6/17	(55,102)
HSBC	JPY	(51,004,000)	USD	517,281	8/22/17	6,325
HSBC	JPY	(39,672,000)	USD	393,962	9/1/17	(3,675)
HSBC	KRW	(13,246,000,000)	USD	11,499,230	11/2/16	(521,006)
HSBC	KRW	(19,500,000,000)	USD	16,972,756	11/4/16	(722,477)
HSBC	KRW	(7,310,000,000)	USD	6,168,775	12/2/16	(463,354)
HSBC	KRW	(6,780,000,000)	USD	6,210,497	3/20/17	59,722
JPMC	AUD	(3,750,864)	IDR	37,970,000,000	1/19/17	11,635
JPMC	AUD	(7,096,648)	USD	5,432,484	10/28/16	4,690
JPMC	AUD	(12,840,000)	USD	9,391,175	11/16/16	(425,144)
JPMC	CLP	103,600,000	USD	(156,744)	10/12/16	656
JPMC	CLP	2,044,767,200	USD	(3,052,346)	10/24/16	50,668
JPMC	CLP	66,100,000	USD	(99,735)	11/22/16	323
JPMC	EUR	(3,750,000)	USD	4,181,625	10/6/16	(32,095)
JPMC	EUR	(170,000)	USD	192,081	10/7/16	1,051
JPMC	EUR	(90,000)	USD	102,970	10/13/16	1,807
JPMC	EUR	(1,774,000)	USD	1,974,976	11/1/16	(20,895)
JPMC	EUR	(110,916)	USD	119,868	11/14/16	(4,991)
JPMC	EUR	(5,034,000)	USD	5,637,324	11/15/16	(29,745)
JPMC	EUR	(973,162)	USD	1,106,297	11/22/16	10,415
JPMC	EUR	(4,310,000)	USD	4,901,590	11/25/16	47,443
JPMC	EUR	(395,000)	USD	439,607	12/15/16	(5,719)
JPMC	EUR	(51,000)	USD	57,437	12/16/16	(63)
JPMC	EUR	(343,382)	USD	386,328	12/29/16	(1,092)
JPMC	EUR	(4,269,000)	USD	4,727,938	1/19/17	(93,148)
JPMC	INR	471,150,000	USD	(6,953,104)	10/18/16	103,967
JPMC	INR	998,000	USD	(14,752)	11/23/16	115
JPMC	JPY	(286,000,000)	USD	2,580,435	10/6/16	(240,607)
JPMC	JPY	(286,000,000)	USD	2,400,416	10/7/16	(420,738)
JPMC	JPY	(176,475,000)	USD	1,502,695	10/19/16	(238,995)
JPMC	JPY	(274,457,000)	USD	2,251,844	11/14/16	(459,791)
JPMC	JPY	(271,440,000)	USD	2,562,120	12/13/16	(123,615)
JPMC	JPY	(28,500,000)	USD	280,411	12/15/16	(1,614)
JPMC	JPY	(286,000,000)	USD	2,837,301	1/10/17	3,174
JPMC	JPY	(176,475,000)	USD	1,524,312	1/19/17	(225,197)

LVIP Global Income Fund—14

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
JPMC	JPY	(11,285,000)	USD	111,302	2/28/17	$(779)
JPMC	JPY	(113,300,000)	USD	1,016,380	3/3/17	(109,061)
JPMC	JPY	(24,468,902)	USD	222,290	3/24/17	(21,001)
JPMC	JPY	(5,819,000)	USD	51,957	3/31/17	(5,920)
JPMC	JPY	(333,310,000)	USD	3,113,111	4/20/17	(205,311)
JPMC	JPY	(160,970,000)	USD	1,492,653	4/21/17	(110,037)
JPMC	JPY	(124,260,500)	USD	1,256,946	5/18/17	18,107
JPMC	JPY	(26,934,000)	USD	250,058	5/22/17	(18,519)
JPMC	JPY	(114,500,000)	USD	1,097,757	6/16/17	(45,406)
MSC	CLP	42,500,000	USD	(62,795)	10/17/16	1,744
MSC	CLP	411,830,400	USD	(618,492)	10/28/16	6,233
MSC	CLP	509,600,000	USD	(779,705)	11/14/16	(7,783)
MSC	CLP	253,545,000	USD	(388,962)	11/16/16	(4,966)
MSC	EUR	(267,000)	USD	300,588	10/11/16	500
MSC	EUR	(196,000)	USD	220,256	11/17/16	(411)
MSC	EUR	(788,000)	USD	892,622	11/18/16	5,408
MSC	EUR	(196,000)	USD	220,903	12/15/16	(69)
MSC	JPY	(328,879,680)	USD	2,784,708	10/17/16	(460,831)
MSC	JPY	(9,000,000)	USD	74,144	11/16/16	(14,783)
MSC	JPY	(48,880,000)	USD	484,065	3/23/17	(1,921)
MSC	JPY	(256,633,500)	USD	2,460,532	6/16/17	(101,688)
SCB	EUR	(107,800)	USD	121,702	10/12/16	537
SCB	EUR	(3,415,000)	USD	3,830,895	11/14/16	(13,402)
SCB	EUR	(230,000)	USD	257,864	11/15/16	(1,060)
SCB	JPY	(18,274,000)	USD	168,582	11/14/16	(11,965)
SCB	JPY	(5,370,800)	USD	49,609	11/16/16	(3,458)
SCB	JPY	(31,894,000)	USD	292,612	11/28/16	(22,678)
SCB	JPY	(46,050,000)	USD	394,267	1/17/17	(62,214)
SCB	JPY	(63,360,000)	USD	604,825	1/19/17	(23,303)

						$(13,455,209)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
61	U.S. Treasury 2 yr Notes	$13,310,621	$13,326,594	1/3/17	$15,973
(90)	U.S. Treasury 5 yr Notes	(10,908,304)	(10,936,407)	1/2/17	(28,103)
(17)	U.S. Treasury 10 yr Notes	(2,226,955)	(2,229,125)	12/21/16	(2,170)
(2)	U.S. Treasury Long Bonds	(341,183)	(336,313)	12/21/16	4,870

					$(9,430)

LVIP Global Income Fund—15

LVIP Global Income Fund

Schedule of Investments (continued)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[1]		Annual Protection Payments (Receipts)	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
	Protection Purchased/Moody’s Rating:
BCLY	Pactiv 8.125% 6/15/17/Caa2		1,000,000	5.00%	6/20/17	$(21,723)	$ (11,573)
BCLY	Tenet Healthcare 6.875% 11/15/31/Caa1		400,000	5.00%	3/20/19	(22,317)	200
CITI	Beazer Homes USA 9.125% 5/15/19/Caa1		3,000,000	5.00%	6/20/19	(85,678)	(121,928)
CITI	Kinder Morgan 3.95% 9/1/22/Baa3		800,000	5.00%	3/20/20	(120,528)	10,253
CITI	Lennar 4.75% 12/15/17/Ba2		300,000	5.00%	12/20/19	(24,390)	(11,756)
CITI	Owens-Illinois 7.80% 5/15/18/B2		150,000	5.00%	6/20/18	(10,773)	(1,601)
JPMC	DPL 7.25% 10/15/21/Ba3		350,000	5.00%	12/20/16	(2,685)	(864)
JPMC	Tenet Healthcare 6.875% 11/15/31/Caa1		400,000	5.00%	12/20/16	(3,492)	(270)
JPMC	Toys R Us 7.375% 10/15/18/Caa2		500,000	5.00%	12/20/18	75,335	(55,765)

							$(193,304)

Counterparty	Swap Referenced Obligation	Notional Value[1]		Annual Protection Payments (Receipts)	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
	Protection Sold/Moody’s Rating:
BCLY	Engie SA 5.125% 2/19/18/A2	EUR	400,000	1.00%	9/20/20	$9,965	$ 1,776
BCLY	iHeartCommunications 6.875% 6/15/18/Ca		250,000	5.00%	6/20/18	(30,430)	(68,313)
CITI	Beazer Homes USA 9.125% 5/15/19/Caa1		300,000	5.00%	12/20/19	5,504	13,215
CITI	MCDX.NA.26 1.00%[2]		400,000	1.00%	6/20/21	1,018	2,175
CITI	Orange SA 5.625% 5/22/18/Baa1	EUR	400,000	1.00%	9/20/20	6,530	3,327
CITI	United Mexican States 5.95% 3/19/19/A3		200,000	1.00%	6/20/20	(1,780)	48
JPMC	General Electric 5.625% 9/15/17/A1		1,500,000	1.00%	3/20/19	11,116	16,424
JPMC	Tenet Healthcare 6.875% 11/15/31/Caa1		400,000	5.00%	12/20/18	18,752	6,243

							$(25,105)

Total							$(218,409)

LVIP Global Income Fund—16

LVIP Global Income Fund

Schedule of Investments (continued)

Interest Rate Swap Contracts

Counterparty & Swap Referenced Obligation	Notional Value[1]	Fixed Interest Rate Paid (Received )	Floating Interest Rate Paid (Received)	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
JPMC IRS 3-Month USD-BBA-LIBOR	14,880,000	3.018%	0.811%	8/22/23	$—	$(1,713,737)
JPMC IRS 3-Month USD-BBA-LIBOR	8,500,000	3.848%	0.811%	8/22/43	—	(3,985,346)
LCH-DB IRS 3-Month USD-BBA-LIBOR	24,860,000	0.925%	0.679%	10/17/17	—	3,572
LCH-DB IRS 3-Month USD-BBA-LIBOR	4,530,000	2.730%	0.657%	7/7/24	—	(469,817)
LCH-DB IRS 3-Month USD-BBA-LIBOR	1,450,000	1.977%	0.852%	3/27/25	—	(69,599)
LCH-DB IRS 3-Month USD-BBA-LIBOR	1,450,000	1.985%	0.852%	3/27/25	—	(70,464)
LCH-JPMC IRS 3-Month USD-BBA-LIBOR	3,140,000	1.750%	0.853%	3/15/24	(70,368)	(12,191)
LCH-JPMC IRS 3-Month USD-BBA-LIBOR	5,640,000	1.973%	0.733%	1/27/25	—	(267,779)
LCH-JPMC IRS 3-Month USD-BBA-LIBOR	1,410,000	1.936%	0.751%	1/29/25	—	(62,913)
LCH-JPMC IRS 3-Month USD-BBA-LIBOR	1,190,000	1.941%	0.751%	1/30/25	—	(53,495)
LCH-JPMC IRS 3-Month USD-BBA-LIBOR	1,880,000	1.816%	0.759%	2/3/25	—	(65,577)

Total						$(6,767,346)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

2Markit’s MCDX is an index comprised of 50 CDS contracts referencing municipal issuers as the Reference Entity. Launched in May 2008, it represents the next evolution in Markit’s synthetic credit indices, joining corporate, sovereign, asset backed, commercial mortgage backed, and loan CDS indices. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BBA-LIBOR–British Bankers Association London Interbank Offered Rate

BCLY–Barclays Bank

BNYM–Bank of New York Mellon

BRL–Brazilian Real

CAD–Canadian Dollar

CITI–Citigroup Global Markets

CDO–Collateralized Debt Obligation

CDS–Credit Default Swap

CLO–Collateralized Loan Obligation

CLP–Chilean Peso

DB–Deutsche Bank

EUR–Euro

GBP–British Pound Sterling

GDP–Gross Domestic Product

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

IDR–Indonesia Rupiah

INR–Indian Rupee

IRS–Interest Rate Swap

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

LCH–London Clearing House

LVIP Global Income Fund—17

LVIP Global Income Fund

Schedule of Investments (continued)

Summary of Abbreviations: (continued)
MSC–Morgan Stanley Capital
MXN–Mexican Peso
MYR–Malaysian Ringgit
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Tresor
PEN–Peruvian Nuevo Sol
PHP–Philippine Peso
PLN–Polish Zloty
REIT–Real Estate Investment Trust
SCB–Standard Chartered Bank
SEK–Swedish Krona
SGD–Singapore Dollar
USD–United States Dollar
Yr–Year

LVIP Global Income Fund—18

LVIP Global Income Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Income Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, credit default swap (“CDS”) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,012,839,115

Aggregate unrealized appreciation	$49,559,032
Aggregate unrealized depreciation	(43,124,754)

Net unrealized appreciation	$6,434,278

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Global Income Fund–19

LVIP Global Income Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Total
Agency Collateralized Mortgage Obligations	$—	$5,478,192	$5,478,192
Agency Mortgage-Backed Securities	—	4,053,188	4,053,188
Corporate Bonds	—	76,220,983	76,220,983
Municipal Bonds	—	176,005	176,005
Non-Agency Asset-Backed Securities	—	17,796,495	17,796,495
Non-Agency Collateralized Mortgage Obligations	—	7,670,875	7,670,875
Non-Agency Commercial Mortgage-Backed Securities	—	7,611,790	7,611,790
Senior Secured Loans	—	8,502,466	8,502,466
Sovereign Bonds	—	549,751,067	549,751,067
Supranational Banks	—	21,651,146	21,651,146
U.S. Treasury Obligations	—	238,535,650	238,535,650
Common Stock	—	41,234	41,234
Money Market Fund	66,624,390	—	66,624,390
Short-Term Investments	—	15,159,912	15,159,912

Total	$66,624,390	$952,649,003	$1,019,273,393

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts	$—	$(13,455,209)	$(13,455,209)

Futures Contracts	$(9,430)	$—	$(9,430)

Swap Contracts	$—	$(6,985,755)	$(6,985,755)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Global Income Fund–20

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–43.02%
U.S. MARKETS–35.98%
Aerospace & Defense–0.69%
United Technologies	830	$84,328

		84,328

Air Freight & Logistics–0.47%
United Parcel Service Class B	518	56,648

		56,648

Auto Components–0.24%
Delphi Automotive	411	29,312

		29,312

Banks–4.18%
JPMorgan Chase & Co.	1,734	115,467
M&T Bank	1,361	158,012
Wells Fargo & Co.	5,302	234,773

		508,252

Biotechnology–0.41%
Gilead Sciences	632	50,004

		50,004

Capital Markets–0.76%
Invesco	1,019	31,864
Morgan Stanley	1,870	59,952

		91,816

Chemicals–0.87%
EI du Pont de Nemours & Co.	740	49,558
Praxair	469	56,669

		106,227

Communications Equipment–0.90%
Cisco Systems	3,445	109,275

		109,275

Consumer Finance–0.77%
American Express	1,459	93,434

		93,434

Diversified Telecommunication Services–1.58%
Verizon Communications	3,691	191,858

		191,858

Electric Utilities–2.42%
Duke Energy	1,126	90,125
FirstEnergy	3,230	106,848
NextEra Energy	316	38,653
PG&E	946	57,867

		293,493

Electrical Equipment–0.34%
Emerson Electric	765	41,700

		41,700

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Energy Equipment & Services–0.55%
Schlumberger	845	$66,451

		66,451

Equity Real Estate Investment Trusts–1.89%
AvalonBay Communities	303	53,886
Boston Properties	258	35,163
Brixmor Property Group	1,126	31,292
DDR	2,956	51,523
Mid-America Apartment Communities	383	35,998
Post Properties	327	21,624

		229,486

Food & Staples Retailing–0.70%
Wal-Mart Stores	1,187	85,606

		85,606

Food Products–0.34%
Campbell Soup	744	40,697

		40,697

Health Care Equipment & Supplies–1.29%
Abbott Laboratories	3,716	157,150

		157,150

Health Care Providers & Services–0.67%
Aetna	481	55,531
Cardinal Health	332	25,796

		81,327

Hotels, Restaurants & Leisure–0.45%
McDonald’s	474	54,681

		54,681

Household Products–1.04%
Kimberly-Clark	601	75,810
Procter & Gamble	563	50,529

		126,339

Industrial Conglomerates–1.35%
General Electric	5,545	164,243

		164,243

Insurance–1.00%
Arthur J. Gallagher & Co.	591	30,064
Hartford Financial Services Group	1,308	56,009
MetLife	794	35,277

		121,350

Machinery–0.27%
Stanley Black & Decker	271	33,328

		33,328

Media–0.88%
Comcast Class A	1,262	83,721

LVIP Goldman Sachs Income Builder Fund–1

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Media (continued)
Viacom Class B	603	$22,974

		106,695

Oil, Gas & Consumable Fuels–3.75%
Apache	521	33,276
Chevron	1,218	125,357
ConocoPhillips	1,947	84,636
Exxon Mobil	2,427	211,829

		455,098

Pharmaceuticals–2.92%
†Allergan	231	53,202
Johnson & Johnson	972	114,822
Merck & Co	1,369	85,439
Pfizer	2,993	101,373

		354,836

Road & Rail–0.61%
Union Pacific	762	74,318

		74,318

Semiconductors & Semiconductor Equipment–0.95%
Intel	1,582	59,721
QUALCOMM	805	55,143

		114,864

Software–2.19%
Microsoft	3,216	185,242
Oracle	2,042	80,210

		265,452

Technology Hardware, Storage & Peripherals–0.88%
Apple	942	106,493

		106,493

Tobacco–0.62%
Altria Group	421	26,620
Reynolds American	1,045	49,272

		75,892

Total U.S. Markets (Cost $4,120,644)		4,370,653

§DEVELOPED MARKETS–7.04%
Electric Utilities–1.12%
Enel ADR	17,822	78,417
Iberdrola ADR	2,139	58,074

		136,491

Electronic Equipment, Instruments & Components–0.23%
TE Connectivity	427	27,490

		27,490

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Insurance–0.79%
Xl Group	2,839	$95,476

		95,476

Oil, Gas & Consumable Fuels–1.74%
BP ADR	2,546	89,517
Royal Dutch Shell ADR Class A	1,088	54,476
TOTAL ADR	1,423	67,877

		211,870

Personal Products–0.32%
Unilever New York Shares	836	38,540

		38,540

Pharmaceuticals–0.83%
Novartis ADR	507	40,033
Sanofi ADR	1,605	61,295

		101,328

Specialty Retail–0.20%
Hennes & Mauritz ADR	4,294	24,025

		24,025

Tobacco–0.48%
Japan Tobacco ADR	2,815	57,651

		57,651

Transportation Infrastructure–0.52%
Atlantia ADR	5,062	63,680

		63,680

Wireless Telecommunication Services–0.81%
Vodafone Group ADR	3,387	98,731

		98,731

Total Developed Markets (Cost $908,758)		855,282

Total Common Stock (Cost $5,029,402)		5,225,935

CONVERTIBLE PREFERRED STOCK–2.90%
Exelon 6.50%, exercise price $43.75, expiration date 6/1/17	446	20,846
•Morgan Stanley 6.375%, exercise price $25.00, expiration date 12/31/49	837	23,327
Public Storage 5.75%, exercise price $25.00, expiration date 12/31/49	1,538	39,373
•SCE Trust III 5.75%, exercise price $25.00, expiration date 12/31/49	4,000	120,480
Taubman Centers 6.50%, exercise price $25.00, expiration date 12/31/49	1,633	42,670

LVIP Goldman Sachs Income Builder Fund–2

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK (continued)
Verizon Communications 5.90%, exercise price $25.00, expiration date 2/15/54	2,339	$65,352
Vornado Realty Trust 6.625%, exercise price $25.00, expiration date 12/31/49	1,575	40,541

Total Convertible Preferred Stock (Cost $324,178)		352,589

PREFERRED STOCK–1.06%
•Bank of America 6.10%	75,000	78,281
•Morgan Stanley 5.55%	50,000	51,125

Total Preferred Stock (Cost $122,560)		129,406

MASTER LIMITED PARTNERSHIP–0.35%
Plains All American Pipeline	1,342	42,152

Total Master Limited Partnership (Cost $40,197)		42,152

	Principal Amount°

CONVERTIBLE BOND–0.21%
Mortgage Real Estate Investment Trusts–0.21%
Starwood Property Trust 3.75% exercise price $23.96, expiration date 10/15/17	25,000	25,844

Total Convertible Bond (Cost $24,859)		25,844

CORPORATE BONDS–37.42%
Airlines–0.21%
#Air Canada 144A 6.75% 10/1/19	25,000	25,844

		25,844

Banks–2.19%
•Bank of America 6.30% 12/29/49	25,000	27,219
CIT Group 5.25% 3/15/18	50,000	52,250
•CoBank 6.25% 12/29/49	50,000	54,755
JPMorgan Chase
•6.10% 10/29/49	25,000	26,437
•6.125% 12/29/49	50,000	52,953
•Wells Fargo 5.90% 12/29/49	50,000	51,875

		265,489

Beverages–1.14%
Anheuser-Busch InBev Finance 4.90% 2/1/46	50,000	59,734
Constellation Brands 4.75% 12/1/25	25,000	27,125
Cott Beverages 5.375% 7/1/22	50,000	51,686

		138,545

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals–0.54%
Ashland 6.875% 5/15/43	50,000	$54,750
#Versum Materials 144A 5.50% 9/30/24	10,000	10,300

		65,050

Commercial Services & Supplies–0.51%
Advanced Disposal Services 8.25% 10/1/20	25,000	26,281
#@Speedy Cash Intermediate Holdings 144A 10.75% 5/15/18	50,000	36,250

		62,531

Containers & Packaging–1.67%
#•@Ardagh Packaging Finance 144A 4.067% 5/15/21	200,000	203,500

		203,500

Diversified Financial Services–0.22%
#International Lease Finance 144A 7.125% 9/1/18	25,000	27,344

		27,344

Diversified Telecommunication Services–1.90%
AT&T 4.75% 5/15/46	50,000	52,533
#Intelsat Jackson Holdings 144A 8.00% 2/15/24	50,000	50,375
SBA Communications 4.875% 7/15/22	75,000	77,813
#144A 4.875% 9/1/24	50,000	50,500

		231,221

Equity Real Estate Investment Trusts–1.30%
#Communications Sales & Leasing 144A 6.00% 4/15/23	25,000	26,000
DuPont Fabros Technology 5.625% 6/15/23	50,000	52,750
Equinix 5.375% 4/1/23	75,000	79,031

		157,781

Food & Staples Retailing–0.71%
CVS Health 5.125% 7/20/45	25,000	30,715
Rite Aid 6.75% 6/15/21	25,000	26,411
Sysco 4.85% 10/1/45	25,000	28,665

		85,791

Food Products–0.82%
#Post Holdings 144A 5.00% 8/15/26	100,000	99,750

		99,750

Health Care Providers & Services–2.69%
Community Health Systems 6.875% 2/1/22	50,000	43,250

LVIP Goldman Sachs Income Builder Fund–3

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
DaVita 5.00% 5/1/25	75,000	$75,469
HCA
4.75% 5/1/23	100,000	104,500
5.00% 3/15/24	25,000	26,437
5.875% 2/15/26	25,000	26,687
•Tenet Healthcare 4.35% 6/15/20	50,000	50,505

		326,848

Hotels, Restaurants & Leisure–1.10%
#KFC Holding 144A 5.25% 6/1/26	25,000	26,500
MGM Resorts International 6.75% 10/1/20	50,000	56,250
#New Red Finance 144A 4.625% 1/15/22	25,000	26,063
#Seminole Hard Rock Entertainment 144A 5.875% 5/15/21	25,000	25,375

		134,188

Household Durables–0.43%
TRI Pointe Group 4.375% 6/15/19	50,000	51,688

		51,688

Household Products–0.88%
HRG Group 7.875% 7/15/19	50,000	52,750
Spectrum Brands 6.625% 11/15/22	50,000	54,250

		107,000

Independent Power & Renewable Electricity Producers–0.86%
#@Calpine 144A 7.875% 1/15/23	42,000	44,415
Dynegy 6.75% 11/1/19	45,000	46,350
NRG Energy 7.875% 5/15/21	13,000	13,650

		104,415

Internet & Catalog Retail–0.50%
Amazon.com 4.95% 12/5/44	50,000	61,178

		61,178

Internet Software & Services–0.22%
VeriSign 5.25% 4/1/25	25,000	26,375

		26,375

IT Services–1.05%
#First Data 144A 5.75% 1/15/24	100,000	103,125
#@WEX 144A 4.75% 2/1/23	25,000	24,781

		127,906

Media–7.16%
21st Century Fox America 6.15% 2/15/41	25,000	31,824
#CCO Holdings 144A 5.75% 2/15/26	50,000	53,125
Charter Communications Operating #144A 4.908% 7/23/25	25,000	27,625
#144A 6.484% 10/23/45	50,000	60,683
Clear Channel Worldwide Holdings 6.50% 11/15/22	25,000	25,313

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Comcast 4.60% 8/15/45	25,000	$28,946
#DISH DBS 144A 7.75% 7/1/26	75,000	79,875
#Nielsen Finance 144A 5.00% 4/15/22	50,000	51,813
#SFR Group 144A 7.375% 5/1/26	200,000	204,688
#Sirius XM Radio 144A 4.625% 5/15/23	100,000	100,375
Univision Communications 5.125% 2/15/25	75,000	75,750
#@Videotron 144A 5.375% 6/15/24	75,000	78,281
WMG Acquisition 5.625% 4/15/22	50,000	51,938

		870,236

Metals & Mining–0.20%
#Glencore Funding 144A 4.00% 4/16/25	25,000	24,486

		24,486

Oil, Gas & Consumable Fuels–2.86%
Antero Resources 5.125% 12/1/22	25,000	25,313
Apache 4.75% 4/15/43	25,000	25,640
•Enterprise Products Operating 4.465% 8/1/66	25,000	23,596
Kinder Morgan Energy Partners 7.30% 8/15/33	25,000	29,101
Laredo Petroleum 5.625% 1/15/22	25,000	24,375
Plains All American Pipeline 3.60% 11/1/24	25,000	24,266
Sabine Pass Liquefaction 5.75% 5/15/24	100,000	108,125
#Targa Resources Partners 144A 5.125% 2/1/25	50,000	50,187
Weatherford International 6.80% 6/15/37	50,000	36,250

		346,853

Pharmaceuticals–0.65%
Actavis Funding SCS 4.75% 3/15/45	50,000	54,890
#Valeant Pharmaceuticals International 144A 6.375% 10/15/20	25,000	23,563

		78,453

Semiconductors & Semiconductor Equipment–0.90%
#Micron Technology 144A 7.50% 9/15/23	50,000	55,662
Qorvo 6.75% 12/1/23	50,000	54,125

		109,787

Software–1.64%
#@BMC Software Finance 144A 8.125% 7/15/21	50,000	45,625
Infor US 6.50% 5/15/22	50,000	50,875
Microsoft 3.75% 2/12/45	50,000	50,879
#@Nuance Communications 144A 5.375% 8/15/20	50,000	51,375

		198,754

LVIP Goldman Sachs Income Builder Fund–4

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Specialty Retail–0.23%
L Brands 5.625% 2/15/22	25,000	$27,969

		27,969

Technology Hardware, Storage & Peripherals–0.89%
NCR 5.875% 12/15/21	50,000	52,813
#Western Digital 144A 7.375% 4/1/23	50,000	55,125

		107,938

Thrifts & Mortgage Finance–0.61%
Nationstar Mortgage 6.50% 7/1/21	75,000	73,875

		73,875

Tobacco–0.81%
Reynolds American 5.85% 8/15/45	75,000	97,888

		97,888

Trading Companies & Distributors–0.27%
#@Ahern Rentals 144A 7.375% 5/15/23	50,000	32,625

		32,625

Wireless Telecommunication Services–2.26%
Sprint 7.875% 9/15/23	125,000	126,406
Sprint Communications 6.00% 12/1/16	50,000	50,313
T-Mobile USA 6.50% 1/15/26	40,000	44,400
6.625% 4/1/23	50,000	53,875

		274,994

Total Corporate Bonds (Cost $4,376,121)		4,546,302

«SENIOR SECURED LOANS–6.80%
AdvancePierre Foods 4.50% 6/2/23	21,058	21,260
Avago Technologies Cayman Finance Tranche B 1st Lien 3.524% 2/1/23	33,736	34,174
Axalta Coating Systems US Holdings 1st Lien 3.75% 2/1/20	23,565	23,771
BMC Software Finance 1st Lien 5.00% 9/10/20	24,671	23,850
Communications Sales & Leasing Tranche B 1st Lien 5.00% 10/24/22	24,749	24,910
CSC Holdings 1st Lien 5.00% 10/9/22	24,938	25,044
Endo Luxembourg Finance I Tranche B 1st Lien 3.75% 9/25/22	24,813	24,788
@EnergySolutions Tranche B 1st Lien 6.75% 5/29/20	21,192	21,166
@Equinix Tranche B 1st Lien 4.00% 1/9/23	24,875	25,124
First Data 1st Lien 4.275% 7/10/22	25,000	25,174

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
First Data Tranche B 1st Lien 4.525% 3/24/21	23,145	$23,343
Gates Global 1st Lien 4.25% 7/6/21	24,807	24,487
Getty Images Tranche B 1st Lien 4.75% 10/18/19	24,616	20,657
Global Payments Tranche B 1st Lien 4.024% 4/22/23	25,000	25,294
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	50,000	47,676
MEG Energy Tranche B 1st Lien 3.75% 3/31/20	24,870	23,305
Micron Technology 6.53% 4/26/22	24,938	25,256
Neiman Marcus Group 1st Lien 4.25% 10/25/20	24,684	22,786
NEP/NCP Tranche B 1st Lien 4.25% 1/22/20	24,810	24,768
NXP Tranche B1 1st Lien 3.75% 12/7/20	13,330	13,406
PetSmart Tranche B 1st Lien 4.25% 3/11/22	24,812	24,890
Sabre GLBL Tranche B 1st Lien 4.00% 2/19/19	12,284	12,352
Scientific Games International 6.00% 10/1/21	24,873	24,953
@Shearer’s Foods 4.938% 6/30/21	24,873	24,827
@Shearer’s Foods 1st Lien 5.25% 7/30/21	24,813	24,797
SIG Combibloc US Acquisition 4.25% 3/13/22	24,874	24,940
SS&C European Holdings Tranche B2 1st Lien 4.002% 7/8/22	2,226	2,246
SS&C Technologies Tranche B1 1st Lien 4.002% 7/8/22	17,472	17,630
Sybil Software 5.00% 8/3/22	25,000	25,180
TransDigm Tranche C 1st Lien 3.75% 2/28/20	24,680	24,733
U.S. Foods 4.00% 6/27/23	24,938	25,171
U.S. Renal Care 1st Lien 5.25% 12/31/22	24,813	23,882
Univar USA 1st Lien 4.25% 7/1/22	24,750	24,820
Valeant Pharmaceuticals International Tranche B-F1 1st Lien 5.50% 4/1/22	44,676	44,867

Total Senior Secured Loans (Cost $812,590)		825,527

LVIP Goldman Sachs Income Builder Fund–5

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATION–3.33%
U.S. Treasury Notes 1.375% 9/30/20	400,000	$404,828

Total U.S. Treasury Obligation (Cost $401,990)		404,828

	Number of Shares

MONEY MARKET FUND–4.86%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	590,332	590,332

Total Money Market Fund (Cost $590,332)		590,332

TOTAL VALUE OF SECURITIES–99.95% (Cost $11,722,229)	$12,142,915
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	5,594

NET ASSETS APPLICABLE TO 1,249,882 SHARES OUTSTANDING–100.00%	$12,148,509

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2016, the aggregate value of Rule 144A securities was $1,775,235, which represents 14.61% of the Fund’s net assets.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of September 30, 2016. Interest rates reset periodically.

«	Includes $13,254 cash collateral held at broker for futures contracts as of September 30, 2016

@	Illiquid security. At September 30, 2016, the aggregate value of illiquid securities was $612,766, which represents 5.04% of the Fund’s net assets.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2016.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

LVIP Goldman Sachs Income Builder Fund–6

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1	U.S. Treasury 5 yr Note	$121,072	$121,516	1/2/17	$444
(1)	U.S. Treasury 10 yr Notes	(130,504)	(131,125)	12/21/16	(621)
(2)	U.S. Treasury Long Bonds	(338,059)	(336,313)	12/21/16	1,746
(1)	U.S. Treasury Ultra Bond	(187,380)	(183,875)	12/21/16	3,505

					$5,074

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

IT–Information Technology

yr–Year

LVIP Goldman Sachs Income Builder Fund–7

LVIP Goldman Sachs Income Builder Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Goldman Sachs Income Builder Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. U.S. government securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at published net asset value. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the policies adopted by Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes the Fund were as follows:

Cost of investments	$11,722,229

Aggregate unrealized appreciation	$604,373
Aggregate unrealized depreciation	(183,687)

Net unrealized appreciation	$420,686

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value.

LVIP Goldman Sachs Income Builder Fund–8

LVIP Goldman Sachs Income Builder Fund

Notes (continued)

2. Investments (continued)

Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Total
Common Stock	$5,225,935	$—	$5,225,935
Convertible Preferred Stock	352,589	—	352,589
Preferred Stock	—	129,406	129,406
Master Limited Partnerships	42,152	—	42,152
Corporate Bonds	—	4,572,146	4,572,146
Senior Secured Loans	—	825,527	825,527
U.S. Treasury Obligation	—	404,828	404,828
Money Market Fund	590,332	—	590,332

Total	$6,211,008	$5,931,907	$12,142,915

Futures Contracts	$5,074	$—	$5,074

There were no Level 3 investments at the end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Goldman Sachs Income Builder Fund–9

LVIP Government Money Market Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS–51.66%
≠Fannie Mae Discount Notes 0.49% 6/1/17	1,785,000	$1,777,409
Federal Farm Credit Banks
•0.558% 7/14/17	3,750,000	3,748,836
•0.567% 1/2/18	3,750,000	3,748,110
•0.568% 9/5/17	3,555,000	3,554,661
•0.587% 4/20/17	15,000,000	15,001,248
•0.646% 9/21/17	5,000,000	5,000,000
Federal Farm Credit Discount Notes
≠0.27% 1/3/17	2,235,000	2,231,499
≠0.40% 3/30/17	2,330,000	2,323,127
≠0.53% 7/11/17	4,620,000	4,598,209
Federal Home Loan Bank Discount Notes
≠0.19% 10/7/16	35,440,000	35,437,637
≠0.19% 10/11/16	3,580,000	3,579,602
≠0.19% 10/18/16	23,500,000	23,495,863
≠0.19% 10/26/16	4,500,000	4,498,594
≠0.22% 11/9/16	11,110,000	11,106,991
≠0.26% 12/2/16	14,660,000	14,651,214
≠0.26% 12/23/16	4,575,000	4,570,359
≠0.27% 1/11/17	3,700,000	3,695,387
≠0.27% 1/25/17	15,425,000	15,401,585
≠0.33% 2/1/17	14,000,000	13,978,475
≠0.33% 2/2/17	10,000,000	9,984,500
≠0.33% 2/10/17	5,140,000	5,131,142
≠0.33% 2/15/17	7,400,000	7,386,539
≠0.34% 2/21/17	4,805,000	4,793,548
≠0.47% 5/1/17	4,000,000	3,987,044
Federal Home Loan Banks
0.43% 1/11/17	5,500,000	5,499,388
0.45% 10/11/16	5,000,000	4,999,948
•0.526% 11/21/16	20,180,000	20,180,248
•0.538% 3/14/17	6,000,000	5,999,472
•0.544% 3/15/17	5,000,000	5,000,000
•0.578% 7/6/17	3,630,000	3,630,000
•0.581% 7/7/17	9,000,000	9,000,000
•0.585% 8/25/17	4,200,000	4,200,000
•0.615% 10/16/17	5,600,000	5,600,000
0.625% 5/30/17	6,445,000	6,441,108
•0.654% 10/27/17	10,660,000	10,659,734
•0.715% 6/15/17	8,425,000	8,425,000
•0.841% 3/8/18	2,825,000	2,825,409
Federal Home Loan Mortgage
•0.631% 1/8/18	3,395,000	3,395,000
•0.637% 1/12/18	3,395,000	3,395,000
0.875% 10/14/16	13,000,000	13,001,777
1.00% 9/29/17	4,900,000	4,913,195
Federal National Mortgage Association
•0.54% 8/16/17	4,180,000	4,179,252
5.00% 2/13/17	1,360,000	1,382,410
Freddie Mac Discount Notes
≠0.19% 10/6/16	5,000,000	4,999,726

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS (continued)
Freddie Mac Discount Notes (continued)
≠0.27% 1/17/17	4,500,000	$4,494,465
≠0.33% 2/3/17	9,020,000	9,006,376
≠0.34% 2/17/17	4,815,000	4,805,518
≠0.431% 10/3/16	28,334,000	28,333,323

Total Agency Obligations (Cost $378,047,928)		378,047,928

U.S. TREASURY OBLIGATIONS–10.29%
U.S. Treasury Bill
≠0.11% 10/6/16	13,690,000	13,689,772
≠0.17% 10/13/16	15,000,000	14,999,200
≠0.37% 3/2/17	10,000,000	9,979,733
≠0.42% 3/16/17	7,500,000	7,481,325
≠0.47% 4/27/17	7,200,000	7,174,832
•U.S. Treasury Floating Rate Note 0.50% 4/30/18	20,000,000	19,998,247
U.S. Treasury Note 0.75% 3/15/17	1,995,000	1,997,238

Total U.S. Treasury Obligations (Cost $75,320,347)		75,320,347

REPURCHASE AGREEMENTS–37.34%
Bank of Montreal 0.40%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $25,000,833 (collateralized by U.S. government obligations 0.50%–2.375% 7/31/17–8/15/46; market value $25,500,011)	25,000,000	25,000,000
The Bank of Nova Scotia 0.45%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $30,001,125 (collateralized by U.S. government obligations 0.625%–2.875% 12/15/16–8/15/45; market value $30,600,029)	30,000,000	30,000,000
BNP Paribas 0.46%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $30,001,150 (collateralized by U.S. government obligations 0.00%–2.50% 1/15/19–2/15/45; market value $30,600,000)	30,000,000	30,000,000

LVIP Government Money Market Fund–1

LVIP Government Money Market Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

REPURCHASE AGREEMENTS (continued)
Citigroup Global Markets 0.50%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $30,001,250 (collateralized by U.S. government obligations 1.50% 8/15/26; market value $30,600,024)	30,000,000	$30,000,000
Goldman Sachs 0.50%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $23,200,967 (collateralized by U.S. government agency obligations 2.477%–4.00% 8/1/22–11/1/43; market value $23,896,001)	23,200,000	23,200,000
Mizuho Securities 0.50%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $30,001,250 (collateralized by U.S. government obligations 0.00%–4.75% 7/31/17–2/15/18; market value $30,600,082)	30,000,000	30,000,000
Morgan Stanley & Co. 0.29%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $30,000,725 (collateralized by U.S. government and agency obligations 0.00%–5.50% 11/10/16–5/1/48; market value $30,600,048)	30,000,000	30,000,000

	Principal Amount°	Value (U.S. $)

REPURCHASE AGREEMENTS (continued)
RBC Capital Markets 0.49%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $20,000,817 (collateralized by U.S. government agency obligations 0.00%–6.50% 5/16/29–8/20/46; market value $21,823,443)	20,000,000	$20,000,000
Societe Generale: 0.47%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $25,000,979 (collateralized by U.S. government obligations 0.00%–1.625% 1/31/17–11/15/42; market value $25,500,016)	25,000,000	25,000,000
TD Securities 0.52%, dated 9/30/16, to be repurchased on 10/3/16, repurchase price $30,001,300 (collateralized by U.S. government obligations 0.875%–3.00% 4/15/17–11/15/45; market value $30,600,083)	30,000,000	30,000,000

Total Repurchase Agreements (Cost $273,200,000)		273,200,000

	Number of Shares

MONEY MARKET FUND–0.04%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.30%)	269,138	269,138

Total Money Market Fund (Cost $269,138)		269,138

TOTAL VALUE OF SECURITIES–99.33% (Cost $726,837,413)Δ	726,837,413
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.67%	4,871,189

NET ASSETS APPLICABLE TO 73,168,865 SHARES OUTSTANDING–100.00%	$731,708,602

Δ	Also the cost for federal income tax purposes.

•	Variable rate security. The rate shown is the rate as of September 30, 2016. Interest rates reset periodically.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

LVIP Government Money Market Fund–2

LVIP Government Money Market Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Government Money Market Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Securities are valued at amortized cost, which approximates market value and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to the amortization cost method include purchase cost security, premium or discount at the purchase date and time to maturity. U.S. government and agency securities are valued at their mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at published net asset value.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Total
Agency Obligations	$—	$378,047,928	$378,047,928
U.S. Treasury Obligations	—	75,320,347	75,320,347
Repurchase Agreements	273,200,000	—	273,200,000
Money Market Fund	269,138	—	269,138

Total	$273,469,138	$453,368,275	$726,837,413

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Government Money Market Fund–3

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–65.10%
Equity Funds–65.10%
*Invesco V.I. Diversified Dividend Fund	2,517,385	$63,161,192
**Invesco V.I. Equity and Income Fund	5,096,046	84,696,277

Total Affiliated Investments (Cost $147,894,554)		147,857,469

UNAFFILIATED INVESTMENTS–34.81%
Equity Fund–27.83%
*Invesco V.I. Core Equity Fund	1,849,230	63,206,685

		63,206,685

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
Money Market Fund–6.98%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	15,848,008	$15,848,008

		15,848,008

Total Unaffiliated Investments (Cost $83,787,126)		79,054,693

TOTAL VALUE OF SECURITIES–99.91% (Cost $231,681,680)	226,912,162
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	202,360

NET ASSETS APPLICABLE TO 22,480,178 SHARES OUTSTANDING–100.00%	$227,114,522

*	Series I Shares.

**	Series II Shares.

«	Includes $959,505 cash collateral held at broker, and $586,008 foreign currencies collateral due to broker for futures contracts as of September 30, 2016.

The following futures contracts were outstanding at September 30, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
4	British Pound Currency	$328,941	$324,925	12/20/16	$(4,016)
78	E-mini S&P 500 Index	8,337,348	8,425,560	12/19/16	88,212
8	E-mini S&P MidCap 400 Index	1,221,986	1,239,680	12/19/16	17,694
4	Euro Currency	563,748	563,850	12/20/16	102
18	Euro STOXX 50 Index	598,823	605,396	12/19/16	6,573
4	FTSE 100 Index	348,531	355,534	12/19/16	7,003
3	Japanese Yen Currency	369,083	370,894	12/20/16	1,811
2	Nikkei 225 Index (OSE)	322,678	324,441	12/9/16	1,763

					$119,142

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–1

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Invesco Diversified Equity-Income Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in other open-end investment companies, primarily the Invesco Funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$231,681,680

Aggregate unrealized appreciation	$3,183,544
Aggregate unrealized depreciation	(7,953,062)

Net unrealized depreciation	$(4,769,518)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Affiliated Investments	$147,857,469
Unaffiliated Investments	79,054,693

Total	$226,912,162

Futures Contracts	$119,142

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–2

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016 were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
Invesco V.I. Diversified Dividend Fund*	$—	$27,597,463	$1,767,705	$(36,970)	$63,161,192	$796,479	$—
Invesco V.I. Equity and Income Fund	45,281,923	40,541,576	2,778,115	(381,802)	84,696,277	1,553,086	2,597,767

Total	$45,281,923	$68,139,039	$4,545,820	$(418,772)	$147,857,469	$2,349,565	$2,597,767

*Investment company considered to be unaffiliated of the Fund at December 31, 2015.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–3

LVIP Invesco Select Equity Managed Volatility Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–65.40%
Equity Fund–65.40%
*Invesco V.I. Equally-Weighted S&P 500 Fund	4,991,037	$82,901,118

		82,901,118

Total Affiliated Investment (Cost $81,997,586)		82,901,118

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–34.71%
Equity Fund–28.14%
*Invesco V.I. Comstock Fund	2,100,901	$35,673,298

		35,673,298

Money Market Fund–6.57%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	8,319,749	8,319,748

		8,319,748

Total Unaffiliated Investments (Cost $44,042,905)		43,993,046

TOTAL VALUE OF SECURITIES–100.11% (Cost $126,040,491)	126,894,164
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.11%)	(137,975)

NET ASSETS APPLICABLE TO 13,530,958 SHARES OUTSTANDING–100.00%	$126,756,189

*	Series I Shares.

«	Includes $452,294 cash collateral held at broker for futures contracts and $170,575 foreign currencies collateral due to broker for futures contracts as of September 30, 2016.

The following futures contracts were outstanding at September 30, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(36)	E-mini S&P 500 Index	$(3,833,176)	$(3,888,720)	12/19/16	$(55,544)
(11)	E-mini S&P MidCap 400 Index	(1,661,461)	(1,704,560)	12/19/16	(43,099)

					$(98,643)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Invesco Select Equity Managed Volatility Fund–1

LVIP Invesco Select Equity Managed Volatility Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Invesco Select Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the Invesco V.I. Comstock Fund and the Invesco V.I. Equally-Weighted S&P 500 Fund (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$126,040,491

Aggregate unrealized appreciation	$903,531
Aggregate unrealized depreciation	(49,858)

Net unrealized appreciation	$853,673

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Affiliated Investment	$82,901,118
Unaffiliated Investments	43,993,046

Total	$126,894,164

Futures Contracts	$(98,643)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Invesco Select Equity Managed Volatility Fund–2

LVIP Invesco Select Equity Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investment companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016 were as follows:

	Value 12/31/15	Purchases	Sales	Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
Invesco V.I. Comstock Fund *	$110,729,782	$—	$—	$—	$—	$—	$—
Invesco V.I. Equally-Weighted S&P 500 Fund	—	84,613,754	2,652,018	35,850	82,901,118	493,580	3,310,199

Total	$110,729,782	$84,613,754	$2,652,018	$35,850	$82,901,118	$493,580	$3,310,199

* At September 30, 2016, this investment is no longer considered an affiliated investment company of the Fund.

LVIP Invesco Select Equity Managed Volatility Fund–3

LVIP JPMorgan High Yield Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BOND–0.04%
#NRG Yield 144A 3.25% exercise price $27.50, maturity date 6/1/20	400,000	$393,750

Total Convertible Bond (Cost $363,240)		393,750

CORPORATE BONDS–89.40%
Aerospace & Defense–0.67%
Bombardier
#144A 4.75% 4/15/19	410,000	400,775
#144A 5.50% 9/15/18	250,000	255,000
#144A 6.125% 1/15/23	257,000	229,373
#144A 7.75% 3/15/20	112,000	114,800
Orbital ATK
5.25% 10/1/21	400,000	417,000
5.50% 10/1/23	505,000	531,513
TransDigm
5.50% 10/15/20	500,000	515,313
6.00% 7/15/22	1,956,000	2,073,360
#144A 6.375% 6/15/26	632,000	655,700
6.50% 7/15/24	175,000	185,063
6.50% 5/15/25	400,000	418,000

		5,795,897

Air Freight & Logistics–0.15%
XPO Logistics
#144A 6.125% 9/1/23	400,000	411,000
#144A 6.50% 6/15/22	835,000	872,575

		1,283,575

Airlines–0.55%
Continental Airlines Pass Through Trust
¿Series 2003-ERJ1 7.875% 7/2/18	310,937	322,985
¿Series 2004-ERJ1 9.558% 9/1/19	265,124	284,346
¿Series 2005-ERJ1 9.798% 4/1/21	209,631	231,905
¿Series 2012-3 Class C 6.125% 4/29/18	577,000	603,686
Delta Air Lines Pass Through Trust
¿Series 2012-1 Class A 4.75% 5/7/20	117,154	126,673
#¿Series 2012-1 Class B 144A 6.875% 5/7/19	416,188	450,003
¿Northwest Airlines Pass Through Trust Series 2007-1 Class A 7.027% 11/1/19	693,749	788,272
¿UAL Pass Through Trust Series 2007-1 Class A 6.636% 7/2/22	283,055	301,807
¿US Airways Series 2013-1 Class B Pass Through Trust 5.375% 11/15/21	1,609,319	1,675,703

		4,785,380

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Components–1.30%
American Axle & Manufacturing
6.25% 3/15/21	660,000	$691,350
6.625% 10/15/22	660,000	701,250
Dana 5.50% 12/15/24	422,000	432,550
Goodyear Tire & Rubber
5.00% 5/31/26	1,035,000	1,067,344
5.125% 11/15/23	885,000	927,037
7.00% 5/15/22	388,000	412,250
IHO Verwaltungs PIK
#~144A 4.125% 9/15/21	420,000	425,250
#~144A 4.50% 9/15/23	420,000	424,985
#~144A 4.75% 9/15/26	300,000	302,250
#JB Poindexter 144A 9.00% 4/1/22	609,000	647,824
MPG Holdco I 7.375% 10/15/22	1,787,000	1,836,143
Tenneco 5.375% 12/15/24	496,000	523,280
ZF North America Capital
#144A 4.00% 4/29/20	338,000	358,703
#144A 4.50% 4/29/22	1,369,000	1,456,794
#144A 4.75% 4/29/25	976,000	1,028,460

		11,235,470

Automobiles–0.68%
Fiat Chrysler Automobiles
4.50% 4/15/20	1,386,000	1,427,580
5.25% 4/15/23	1,619,000	1,671,617
General Motors Financial 4.25% 5/15/23	94,000	97,866
Jaguar Land Rover Automotive
#144A 4.125% 12/15/18	1,846,000	1,912,917
#144A 4.25% 11/15/19	589,000	616,241
#144A 5.625% 2/1/23	150,000	157,687

		5,883,908

Banks–2.73%
•Barclays 8.25% 12/29/49	1,085,000	1,087,713
CIT Group
5.00% 8/15/22	2,835,000	3,019,275
5.375% 5/15/20	4,833,000	5,177,351
#144A 6.625% 4/1/18	1,306,000	1,389,257
Citigroup
•5.95% 12/31/49	495,000	505,568
•6.125% 12/29/49	495,000	515,419
•6.25% 12/29/49	660,000	711,150
#•Credit Agricole 144A 8.125% 12/29/49	784,000	833,764
#Provident Funding Associates 144A 6.75% 6/15/21	400,000	405,500
Royal Bank of Scotland Group
5.125% 5/28/24	680,000	681,788
6.00% 12/19/23	1,393,000	1,453,928
6.10% 6/10/23	3,304,000	3,467,740
6.125% 12/15/22	2,370,000	2,514,523
•7.50% 12/29/49	908,000	835,360

LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Royal Bank of Scotland Group (continued)
•8.00% 12/29/49	452,000	$426,010
•8.625% 12/29/49	335,000	328,719
#•Societe Generale 144A 7.375% 12/29/49	304,000	298,680

		23,651,745

Beverages–0.64%
Constellation Brands
4.75% 11/15/24	671,000	729,713
4.75% 12/1/25	637,000	691,145
6.00% 5/1/22	5,000	5,769
Cott Beverages
5.375% 7/1/22	1,850,000	1,912,437
6.75% 1/1/20	696,000	728,190
#DS Services of America 144A 10.00% 9/1/21	1,287,000	1,441,440

		5,508,694

Biotechnology–0.24%
#Concordia Healthcare 144A 7.00% 4/15/23	3,168,000	2,051,280

		2,051,280

Building Products–1.09%
#Hardwoods Acquisition 144A 7.50% 8/1/21	970,000	734,775
#Masonite International 144A 5.625% 3/15/23	750,000	795,000
#NCI Building Systems 144A 8.25% 1/15/23	730,000	797,525
#NWH Escrow 144A 7.50% 8/1/21	585,000	443,137
Standard Industries
#144A 5.375% 11/15/24	732,000	757,620
#144A 5.50% 2/15/23	552,000	579,600
#144A 6.00% 10/15/25	1,843,000	1,981,225
Summit Materials 6.125% 7/15/23	2,435,000	2,495,875
US Concrete 6.375% 6/1/24	810,000	842,400

		9,427,157

Capital Markets–0.33%
E*TRADE Financial 5.375% 11/15/22	375,000	399,842
Goldman Sachs Group
•5.375% 5/10/20	802,000	806,991
•5.70% 12/29/49	594,000	602,910
#MSCI 144A 5.25% 11/15/24	955,000	1,015,786

		2,825,529

Chemicals–2.22%
#A Schulman 144A 6.875% 6/1/23	820,000	832,300
#Axalta Coating Systems 144A 4.875% 8/15/24	515,000	528,841
#Basell Finance 144A 8.10% 3/15/27	435,000	586,572

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
Blue Cube Spinco
#144A 9.75% 10/15/23	2,542,000	$2,999,560
#144A 10.00% 10/15/25	2,467,000	2,923,395
#GCP Applied Technologies 144A 9.50% 2/1/23	969,000	1,109,457
Hexion 6.625% 4/15/20	4,115,000	3,641,775
Momentive Performance Materials
3.88% 10/24/21	950,000	796,813
@=‡8.875% 10/15/20	600,000	0
NOVA Chemicals
#144A 5.00% 5/1/25	331,000	335,965
#144A 5.25% 8/1/23	880,000	903,100
#Nufarm Australia 144A 6.375% 10/15/19	574,000	581,893
PolyOne 5.25% 3/15/23	1,329,000	1,382,319
#Scotts Miracle-Gro 144A 6.00% 10/15/23	450,000	481,500
#Valvoline 144A 5.50% 7/15/24	175,000	183,750
#Versum Materials 144A 5.50% 9/30/24	895,000	921,850
#Westlake Chemical 144A 4.875% 5/15/23	970,000	1,016,075

		19,225,165

Commercial Services & Supplies–1.81%
ACCO Brands 6.75% 4/30/20	500,000	530,000
#ACE Cash Express 144A 11.00% 2/1/19	1,477,000	838,197
ADT 4.125% 6/15/23	3,210,000	3,177,900
Casella Waste Systems 7.75% 2/15/19	1,859,000	1,897,342
#CEB 144A 5.625% 6/15/23	415,000	409,813
#Cenveo 144A 8.50% 9/15/22	570,000	413,250
Covanta Holding
5.875% 3/1/24	350,000	352,625
6.375% 10/1/22	144,000	149,760
#Garda World Security 144A 7.25% 11/15/21	1,647,000	1,527,593
#Harland Clarke Holdings 144A 6.875% 3/1/20	700,000	672,000
#Mustang Merger 144A 8.50% 8/15/21	308,000	329,175
#Prime Security Services Borrower 144A 9.25% 5/15/23	3,817,000	4,170,073
Quad/Graphics 7.00% 5/1/22	490,000	472,850
RR Donnelley & Sons 6.50% 11/15/23	114,000	115,995
#@Speedy Cash Intermediate Holdings 144A 10.75% 5/15/18	905,000	656,125

		15,712,698

Communications Equipment–0.82%
Alcatel-Lucent USA 6.45% 3/15/29	889,000	987,901
Avaya
#144A 7.00% 4/1/19	2,137,000	1,586,723
#144A 10.50% 3/1/21	862,000	193,950
CommScope
#144A 4.375% 6/15/20	170,000	175,525
#144A 5.00% 6/15/21	928,000	963,960

LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Communications Equipment (continued)
CommScope (continued)
#144A 5.50% 6/15/24	810,000	$853,537
#CommScope Technologies Finance 144A 6.00% 6/15/25	547,000	585,974
@Goodman Networks 12.125% 7/1/18	1,152,000	564,480
Nokia
5.375% 5/15/19	418,000	451,963
6.625% 5/15/39	658,000	717,220

		7,081,233

Construction & Engineering–0.95%
AECOM
5.75% 10/15/22	1,130,000	1,192,500
5.875% 10/15/24	2,624,000	2,814,240
#Huntington Ingalls Industries 144A
5.00% 12/15/21	775,000	816,656
MasTec 4.875% 3/15/23	1,949,000	1,934,383
Tutor Perini 7.625% 11/1/18	1,491,000	1,499,387

		8,257,166

Construction Materials–0.96%
Cemex
#144A 5.70% 1/11/25	2,005,000	2,034,473
#144A 6.125% 5/5/25	1,700,000	1,751,000
#144A 7.25% 1/15/21	382,000	410,077
#144A 7.75% 4/16/26	310,000	344,720
#Cemex Finance 144A 9.375% 10/12/22	3,470,000	3,821,337

		8,361,607

Consumer Finance–1.36%
Ally Financial
4.625% 5/19/22	6,399,000	6,606,967
5.75% 11/20/25	2,005,000	2,105,250
6.25% 12/1/17	780,000	812,175
8.00% 12/31/18	450,000	497,250
8.00% 11/1/31	1,430,000	1,769,625

		11,791,267

Containers & Packaging–1.59%
Ardagh Packaging Finance
#144A 6.25% 1/31/19	565,000	579,831
#144A 7.00% 11/15/20	88,235	91,544
#144A 7.25% 5/15/24	525,000	561,750
Ball
4.375% 12/15/20	700,000	750,750
5.00% 3/15/22	135,000	146,137
5.25% 7/1/25	1,066,000	1,152,613
Berry Plastics
5.125% 7/15/23	635,000	647,700
5.50% 5/15/22	500,000	520,000
6.00% 10/15/22	500,000	530,000
Cascades
#144A 5.50% 7/15/22	465,000	474,881

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Containers & Packaging (continued)
Cascades (continued)
#144A 5.75% 7/15/23	510,000	$518,925
Crown Americas
#144A 4.25% 9/30/26	690,000	691,725
4.50% 1/15/23	195,000	203,287
Graphic Packaging International 4.75% 4/15/21	357,000	382,883
Owens Illinois 7.80% 5/15/18	400,000	437,000
Owens-Brockway Glass Container
#144A 5.00% 1/15/22	685,000	729,093
#144A 5.375% 1/15/25	199,000	207,706
#144A 5.875% 8/15/23	105,000	113,072
#144A 6.375% 8/15/25	60,000	66,187
Reynolds Group Issuer
#144A 5.125% 7/15/23	850,000	878,687
5.75% 10/15/20	1,385,000	1,430,013
6.875% 2/15/21	435,000	451,313
Sealed Air
#144A 4.875% 12/1/22	360,000	379,350
#144A 5.125% 12/1/24	660,000	700,425
#144A 5.25% 4/1/23	200,000	214,000
#144A 5.50% 9/15/25	500,000	537,500
#144A 6.50% 12/1/20	355,000	407,806

		13,804,178

Diversified Consumer Services–0.16%
Service Corp International
5.375% 5/15/24	775,000	825,375
8.00% 11/15/21	500,000	590,000

		1,415,375

Diversified Financial Services–1.50%
#CNG Holdings 144A 9.375% 5/15/20	1,348,000	829,020
Diamond 1 Finance
#144A 3.48% 6/1/19	10,000	10,291
#144A 4.42% 6/15/21	526,000	550,305
#144A 5.45% 6/15/23	1,520,000	1,630,857
#144A 5.875% 6/15/21	565,000	600,539
#144A 6.02% 6/15/26	1,520,000	1,669,416
#144A 7.125% 6/15/24	585,000	643,806
#144A 8.10% 7/15/36	212,000	249,866
#144A 8.35% 7/15/46	303,000	363,909
#Double Eagle Acquisition Sub 144A 7.50% 10/1/24	295,000	301,269
Fly Leasing 6.75% 12/15/20	200,000	206,750
Icahn Enterprises
4.875% 3/15/19	455,000	459,550
5.875% 2/1/22	884,000	853,060
#NFP 144A 9.00% 7/15/21	796,000	820,775
#Quicken Loans 144A 5.75% 5/1/25	2,570,000	2,563,575
Springleaf Finance 7.75% 10/1/21	475,000	499,937

LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Springleaf Finance (continued)
8.25% 12/15/20	666,000	$732,600

		12,985,525

Diversified Telecommunication Services–4.87%
#Cincinnati Bell 144A 7.00% 7/15/24	743,000	763,433
Consolidated Communications 6.50% 10/1/22	903,000	880,425
Embarq 7.995% 6/1/36	9,616,000	9,755,719
Frontier Communications
6.25% 9/15/21	1,260,000	1,217,475
8.50% 4/15/20	2,479,000	2,689,715
8.875% 9/15/20	276,000	298,770
9.25% 7/1/21	2,084,000	2,253,325
10.50% 9/15/22	1,154,000	1,227,567
11.00% 9/15/25	2,340,000	2,451,150
Hughes Satellite Systems
#144A 5.25% 8/1/26	1,331,000	1,317,690
#144A 6.625% 8/1/26	564,000	545,670
#Inmarsat 144A 6.50% 10/1/24	737,000	740,685
Intelsat Jackson Holdings
5.50% 8/1/23	1,158,000	807,705
7.25% 4/1/19	711,000	575,466
7.25% 10/15/20	1,150,000	897,000
#144A 8.00% 2/15/24	1,236,000	1,245,270
Intelsat Luxembourg 7.75% 6/1/21	1,021,000	347,140
Level 3 Communications 5.75% 12/1/22	1,943,000	2,035,293
Level 3 Financing
5.125% 5/1/23	210,000	217,087
#144A 5.25% 3/15/26	1,335,000	1,381,725
5.375% 8/15/22	980,000	1,027,775
5.375% 1/15/24	600,000	626,625
5.375% 5/1/25	1,155,000	1,208,419
Qwest 7.25% 9/15/25	340,000	372,691
Qwest Capital Funding
6.875% 7/15/28	124,000	117,800
7.75% 2/15/31	1,262,000	1,230,450
SBA Communications
4.875% 7/15/22	683,000	708,613
#144A 4.875% 9/1/24	290,000	292,900
Virgin Media Finance
#144A 5.75% 1/15/25	200,000	203,250
#144A 6.375% 4/15/23	1,280,000	1,350,400
Virgin Media Secured Finance
#144A 5.25% 1/15/26	455,000	464,100
#144A 5.375% 4/15/21	535,500	560,267
Windstream Services
7.50% 6/1/22	469,000	452,585
7.50% 4/1/23	463,000	444,480
#Ziggo Secured Finance 144A 5.50% 1/15/27	1,490,000	1,491,863

		42,200,528

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities–0.14%
#InterGen 144A 7.00% 6/30/23	353,000	$300,050
#‡Texas Competitive Electric Holdings 144A 11.50% 10/1/20	3,115,000	952,022

		1,252,072

Electrical Equipment–0.28%
#EnerSys 144A 5.00% 4/30/23	369,000	370,384
Sensata Technologies
#144A 4.875% 10/15/23	435,000	454,031
#144A 5.00% 10/1/25	391,000	401,753
#144A 5.625% 11/1/24	531,000	562,860
#Sensata Technologies UK Financing 144A 6.25% 2/15/26	597,000	649,237

		2,438,265

Electronic Equipment, Instruments & Components–0.25%
Anixter 5.50% 3/1/23	685,000	720,106
Belden
#144A 5.25% 7/15/24	213,000	217,260
#144A 5.50% 9/1/22	70,000	73,325
CDW
5.00% 9/1/23	259,000	268,065
5.50% 12/1/24	335,000	359,287
6.00% 8/15/22	515,000	550,406

		2,188,449

Energy Equipment & Services–1.35%
Archrock Partners 6.00% 10/1/22	575,000	536,187
Basic Energy Services 7.75% 10/15/22	566,000	212,250
CSI Compressco 7.25% 8/15/22	720,000	684,000
Ensco
4.50% 10/1/24	172,000	124,270
4.70% 3/15/21	345,000	310,327
Parker Drilling
6.75% 7/15/22	172,000	135,020
7.50% 8/1/20	493,000	395,633
Precision Drilling
5.25% 11/15/24	631,000	517,420
6.50% 12/15/21	226,000	205,660
#Sea Trucks Group 144A 9.00% 3/26/18	1,218,750	402,797
SESI 7.125% 12/15/21	500,000	491,250
#Shelf Drilling Holdings 144A 8.625% 11/1/18	425,000	340,000
Summit Midstream Holdings
5.50% 8/15/22	525,000	502,687
7.50% 7/1/21	185,000	192,400
Transocean
5.05% 10/15/22	208,000	164,060
6.80% 3/15/38	856,000	564,960
#144A 9.00% 7/15/23	2,229,000	2,170,489
#Trinidad Drilling 144A 7.875% 1/15/19	590,000	551,650
@Unit 6.625% 5/15/21	1,762,000	1,495,497

LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Energy Equipment & Services (continued)
Weatherford International
7.00% 3/15/38	668,000	$494,320
7.75% 6/15/21	222,000	220,613
8.25% 6/15/23	219,000	216,810
Weatherford International Bermuda 4.50% 4/15/22	390,000	331,500
Western Refining Logistics 7.50% 2/15/23	400,000	412,000

		11,671,800

Equity Real Estate Investment Trusts–0.92%
#Communications Sales & Leasing 144A 6.00% 4/15/23	802,000	834,080
DuPont Fabros Technology 5.875% 9/15/21	445,000	465,859
Equinix
4.875% 4/1/20	187,000	194,714
5.375% 1/1/22	1,189,000	1,263,313
5.375% 4/1/23	500,000	526,875
5.75% 1/1/25	203,000	216,703
5.875% 1/15/26	300,000	323,250
#ESH Hospitality 144A 5.25% 5/1/25	780,000	782,925
Iron Mountain
5.75% 8/15/24	1,372,000	1,416,590
#144A 6.00% 10/1/20	967,000	1,022,603
#MGM Growth Properties Operating Partnership 144A 5.625% 5/1/24	315,000	342,468
RHP Hotel Properties
5.00% 4/15/21	244,000	252,540
5.00% 4/15/23	305,000	311,100

		7,953,020

Food & Staples Retailing–1.40%
#Albertsons 144A 5.75% 3/15/25	915,000	915,000
Ingles Markets 5.75% 6/15/23	775,000	807,937
New Albertsons
#144A 6.625% 6/15/24	2,269,000	2,365,433
6.625% 6/1/28	844,000	780,700
7.45% 8/1/29	511,000	503,335
7.75% 6/15/26	600,000	603,000
8.00% 5/1/31	265,000	265,663
8.70% 5/1/30	106,000	108,120
#Performance Food Group 144A 5.50% 6/1/24	265,000	274,275
Rite Aid
#144A 6.125% 4/1/23	1,236,000	1,338,489
6.75% 6/15/21	440,000	464,832
9.25% 3/15/20	225,000	237,656
#Shearer’s Foods 144A 9.00% 11/1/19	142,000	149,491
SUPERVALU 7.75% 11/15/22	3,445,000	3,307,200

		12,121,131

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products–3.24%
Aramark Services 5.125% 1/15/24	640,000	$667,200
B&G Foods 4.625% 6/1/21	300,000	310,500
#Bumble Bee Holdings 144A 9.00% 12/15/17	2,051,000	2,066,383
Darling Ingredients 5.375% 1/15/22	2,155,000	2,257,363
#Dean Foods 144A 6.50% 3/15/23	2,300,000	2,458,700
#FAGE International 144A 5.625% 8/15/26	214,000	220,955
JBS USA Finance
#144A 5.75% 6/15/25	1,443,000	1,424,963
#144A 5.875% 7/15/24	2,448,000	2,448,000
#144A 7.25% 6/1/21	2,614,000	2,715,293
#144A 7.25% 6/1/21	872,000	905,790
#144A 8.25% 2/1/20	1,236,000	1,280,805
#Pilgrim’s Pride 144A 5.75% 3/15/25	508,000	525,780
#Pinnacle Foods Finance 144A 5.875% 1/15/24	155,000	166,237
Post Holdings
#144A 5.00% 8/15/26	799,000	797,003
#144A 6.75% 12/1/21	2,134,000	2,291,383
#144A 7.75% 3/15/24	362,000	407,250
#144A 8.00% 7/15/25	725,000	833,297
Smithfield Foods
#144A 5.25% 8/1/18	1,052,000	1,059,890
#144A 5.875% 8/1/21	2,216,000	2,326,800
6.625% 8/15/22	1,312,000	1,394,000
TreeHouse Foods
4.875% 3/15/22	233,000	242,320
#144A 6.00% 2/15/24	405,000	437,906
#US Foods 144A 5.875% 6/15/24	620,000	646,350
#Wells Enterprises 144A 6.75% 2/1/20	228,000	236,265

		28,120,433

Gas Utilities–0.33%
AmeriGas Finance 7.00% 5/20/22	1,357,000	1,441,813
AmeriGas Partners
5.625% 5/20/24	406,000	431,375
5.875% 8/20/26	406,000	431,375
NGL Energy Partners
5.125% 7/15/19	199,000	188,055
6.875% 10/15/21	352,000	335,280

		2,827,898

Health Care Equipment & Supplies–1.10%
Alere
#144A 6.375% 7/1/23	772,000	791,300
6.50% 6/15/20	442,000	444,210
7.25% 7/1/18	375,000	383,672
#ConvaTec Healthcare 144A 10.50% 12/15/18	1,250,000	1,271,875
#Hill-Rom Holdings 144A 5.75% 9/1/23	530,000	568,319
#Hologic 144A 5.25% 7/15/22	985,000	1,049,025

LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
Mallinckrodt International Finance
3.50% 4/15/18	72,000	$72,270
4.75% 4/15/23	136,000	123,080
#144A 4.875% 4/15/20	385,000	394,625
#144A 5.50% 4/15/25	640,000	611,200
#144A 5.625% 10/15/23	1,641,000	1,579,463
#144A 5.75% 8/1/22	875,000	867,344
#Sterigenics-Nordion Holdings 144A 6.50% 5/15/23	800,000	834,000
Teleflex
4.875% 6/1/26	148,000	153,550
5.25% 6/15/24	405,000	424,237

		9,568,170

Health Care Providers & Services–5.73%
Acadia Healthcare
5.125% 7/1/22	410,000	407,950
5.625% 2/15/23	330,000	336,600
6.50% 3/1/24	400,000	420,000
#AMN Healthcare 144A 5.125% 10/1/24	763,000	772,537
Amsurg
5.625% 11/30/20	500,000	515,000
5.625% 7/15/22	1,590,000	1,631,737
Centene
4.75% 5/15/22	486,000	504,225
5.625% 2/15/21	1,040,000	1,105,000
6.125% 2/15/24	700,000	761,250
Community Health Systems
5.125% 8/15/18	62,000	62,626
5.125% 8/1/21	1,200,000	1,194,000
6.875% 2/1/22	1,708,000	1,477,420
7.125% 7/15/20	786,000	734,517
8.00% 11/15/19	1,160,000	1,142,600
DaVita
5.00% 5/1/25	1,125,000	1,132,031
5.125% 7/15/24	1,460,000	1,491,937
5.75% 8/15/22	400,000	420,500
#Envision Healthcare 144A 5.125% 7/1/22	950,000	950,000
#Fresenius Medical Care US Finance 144A 5.75% 2/15/21	630,000	708,750
Fresenius Medical Care US Finance II
#144A 4.125% 10/15/20	385,000	407,215
#144A 4.75% 10/15/24	230,000	242,650
#144A 5.625% 7/31/19	176,000	191,620
#144A 5.875% 1/31/22	1,488,000	1,692,600
#144A 6.50% 9/15/18	225,000	245,250
HCA
4.25% 10/15/19	630,000	658,350
4.50% 2/15/27	905,000	912,919
5.00% 3/15/24	506,000	535,095

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
HCA (continued)
5.25% 4/15/25	705,000	$753,469
5.25% 6/15/26	1,035,000	1,102,275
5.375% 2/1/25	2,276,000	2,352,815
5.875% 3/15/22	1,019,000	1,125,995
5.875% 5/1/23	1,220,000	1,302,350
5.875% 2/15/26	2,125,000	2,268,437
6.50% 2/15/20	1,250,000	1,387,500
7.50% 2/15/22	1,065,000	1,224,750
8.00% 10/1/18	1,000,000	1,118,750
HCA Holdings 6.25% 2/15/21	470,000	511,125
IASIS Healthcare 8.375% 5/15/19	2,956,000	2,689,960
#inVentiv Health 144A 9.00% 1/15/18	325,000	334,344
LifePoint Health
#144A 5.375% 5/1/24	525,000	526,313
5.50% 12/1/21	495,000	517,275
#MPH Acquisition Holdings 144A 7.125% 6/1/24	2,125,000	2,289,687
#Team Health 144A 7.25% 12/15/23	1,140,000	1,229,775
Tenet Healthcare
4.375% 10/1/21	495,000	495,000
4.50% 4/1/21	2,021,000	2,043,736
4.75% 6/1/20	840,000	856,800
5.50% 3/1/19	1,535,000	1,515,813
6.00% 10/1/20	658,000	697,480
6.25% 11/1/18	150,000	160,875
6.75% 2/1/20	115,000	113,275
6.75% 6/15/23	885,000	825,263
8.00% 8/1/20	1,205,000	1,220,063
8.125% 4/1/22	377,000	378,885

		49,696,389

Health Care Technology–0.14%
Quintiles IMS
#144A 5.00% 10/15/26	965,000	1,006,013
#144A 6.00% 11/1/20	220,000	223,437

		1,229,450

Hotels, Restaurants & Leisure–3.71%
AMC Entertainment 5.875% 2/15/22	1,241,000	1,290,640
Boyd Gaming
#144A 6.375% 4/1/26	395,000	425,613
6.875% 5/15/23	781,000	849,337
#CCM Merger 144A 9.125% 5/1/19	365,000	381,958
Cedar Fair 5.375% 6/1/24	265,000	280,900
Choice Hotels International 5.75% 7/1/22	373,000	410,300
#@‡Chukchansi Economic Development Authority 144A 9.75% 5/30/20	236,584	127,755

LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Cinemark USA 5.125% 12/15/22	1,025,000	$1,055,750
#Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.50% 7/1/19	776,000	787,640
Eldorado Resorts 7.00% 8/1/23	225,000	239,906
#Golden Nugget Escrow 144A 8.50% 12/1/21	790,000	833,450
#Hilton Domestic Operating 144A 4.25% 9/1/24	1,000,000	1,025,000
International Game Technology
#144A 6.25% 2/15/22	800,000	852,000
#144A 6.50% 2/15/25	1,580,000	1,710,350
Isle of Capri Casinos 5.875% 3/15/21	635,000	663,178
KFC Holding
#144A 5.00% 6/1/24	820,000	858,950
#144A 5.25% 6/1/26	820,000	869,200
Landry’s
#144A 6.75% 10/15/24	516,000	526,320
#144A 9.375% 5/1/20	825,000	866,333
MGM Resorts International
4.625% 9/1/26	941,000	922,180
5.25% 3/31/20	90,000	96,300
6.00% 3/15/23	845,000	918,937
7.75% 3/15/22	3,212,000	3,733,950
New Red Finance
#144A 4.625% 1/15/22	830,000	865,275
#144A 6.00% 4/1/22	1,635,000	1,716,750
#Rivers Pittsburgh Borrower 144A 6.125% 8/15/21	359,000	371,565
Ruby Tuesday 7.625% 5/15/20	150,000	142,875
Sabre GLBL
#144A 5.25% 11/15/23	142,000	145,195
#144A 5.375% 4/15/23	474,000	489,405
Scientific Games International
#144A 7.00% 1/1/22	310,000	329,375
10.00% 12/1/22	1,150,000	1,066,625
#Seminole Hard Rock Entertainment 144A 5.875% 5/15/21	1,550,000	1,573,250
#Shingle Springs Tribal Gaming Authority 144A 9.75% 9/1/21	1,101,000	1,205,595
Six Flags Entertainment
#144A 4.875% 7/31/24	435,000	440,437
#144A 5.25% 1/15/21	1,000,000	1,032,750
Speedway Motorsports 5.125% 2/1/23	480,000	493,200
Station Casinos 7.50% 3/1/21	720,000	762,257
Wynn Las Vegas
5.375% 3/15/22	715,000	742,706
#144A 5.50% 3/1/25	1,000,000	1,016,250

		32,119,457

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Household Durables–1.41%
CalAtlantic Group
5.375% 10/1/22	189,000	$197,977
5.875% 11/15/24	815,000	876,125
8.375% 1/15/21	500,000	596,250
Lennar
4.50% 6/15/19	344,000	362,060
4.50% 11/15/19	755,000	799,356
4.875% 12/15/23	215,000	221,450
6.95% 6/1/18	282,000	302,797
M/I Homes 6.75% 1/15/21	1,020,000	1,073,550
#Mattamy Group 144A 6.50% 11/15/20	848,000	849,590
Meritage Homes
7.00% 4/1/22	680,000	761,600
7.15% 4/15/20	75,000	83,813
PulteGroup
5.00% 1/15/27	526,000	530,944
5.50% 3/1/26	787,000	830,285
#Serta Simmons Bedding 144A 8.125% 10/1/20	1,519,000	1,590,203
#Taylor Morrison Communities 144A 5.875% 4/15/23	780,000	820,950
Tempur Sealy International 5.625% 10/15/23	680,000	719,100
Toll Brothers Finance
4.875% 11/15/25	1,193,000	1,225,807
5.625% 1/15/24	375,000	402,187

		12,244,044

Household Products–0.34%
Central Garden & Pet 6.125% 11/15/23	310,000	333,250
Spectrum Brands
5.75% 7/15/25	1,550,000	1,681,750
6.125% 12/15/24	525,000	571,111
6.625% 11/15/22	333,000	361,305

		2,947,416

Independent Power & Renewable Electricity Producers–2.51%
AES
•3.842% 6/1/19	262,000	263,310
4.875% 5/15/23	190,000	193,800
5.50% 3/15/24	1,289,000	1,347,804
5.50% 4/15/25	960,000	993,600
6.00% 5/15/26	625,000	661,719
Calpine
#144A 5.25% 6/1/26	1,210,000	1,228,150
5.375% 1/15/23	521,000	521,651
5.50% 2/1/24	675,000	669,937
5.75% 1/15/25	520,000	515,450
#144A 5.875% 1/15/24	1,560,000	1,655,550
#144A 6.00% 1/15/22	500,000	524,063
Dynegy 5.875% 6/1/23	1,656,000	1,511,100

LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Independent Power & Renewable Electricity Producers (continued)
Dynegy (continued)
7.375% 11/1/22	940,000	$932,950
7.625% 11/1/24	285,000	281,295
GenOn Energy 9.875% 10/15/20	2,313,000	1,734,750
NRG Energy
6.25% 7/15/22	250,000	255,000
6.25% 5/1/24	1,375,000	1,402,500
6.625% 3/15/23	939,000	953,085
#144A 6.625% 1/15/27	1,467,000	1,439,494
7.875% 5/15/21	119,000	124,950
NRG Yield Operating
#144A 5.00% 9/15/26	535,000	525,637
5.375% 8/15/24	300,000	309,750
Talen Energy Supply
#144A 4.625% 7/15/19	390,000	368,550
6.50% 6/1/25	1,087,000	877,753
#Terraform Global Operating 144A 13.75% 8/15/22	866,000	896,310
TerraForm Power Operating
#f144A 9.375% 2/1/23	729,000	752,693
#f144A 9.625% 6/15/25	730,000	770,150

		21,711,001

Insurance–0.50%
CNO Financial Group
4.50% 5/30/20	278,000	285,993
5.25% 5/30/25	1,299,000	1,295,753
#Fidelity & Guaranty Life Holdings 144A 6.375% 4/1/21	527,000	529,635
#Liberty Mutual Group 144A 7.80% 3/15/37	837,000	981,383
Radian Group 7.00% 3/15/21	442,000	497,250
•XLIT 6.50% 12/29/49	1,020,000	767,407

		4,357,421

Internet & Direct Marketing Retail–0.21%
Netflix
5.375% 2/1/21	536,000	585,580
5.50% 2/15/22	335,000	362,219
5.75% 3/1/24	785,000	847,800

		1,795,599

Internet Software & Services–0.31%
Match Group 6.375% 6/1/24	355,000	387,394
VeriSign
4.625% 5/1/23	449,000	457,419
5.25% 4/1/25	192,000	202,560
Zayo Group
6.00% 4/1/23	1,285,000	1,355,675
6.375% 5/15/25	300,000	319,125

		2,722,173

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
IT Services–1.05%
#Alliance Data Systems 144A 5.375% 8/1/22	708,000	$693,840
First Data
#144A 5.00% 1/15/24	1,744,000	1,776,700
#144A 5.375% 8/15/23	626,000	646,345
#144A 5.75% 1/15/24	1,384,000	1,427,250
#144A 6.75% 11/1/20	991,000	1,025,874
#144A 7.00% 12/1/23	3,361,000	3,562,660

		9,132,669

Life Sciences Tools & Services–0.12%
#Jaguar Holding II 144A 6.375% 8/1/23	1,000,000	1,042,500

		1,042,500

Machinery–0.71%
#ATS Automation Tooling Systems 144A 6.50% 6/15/23	932,000	957,630
#BlueLine Rental Finance 144A 7.00% 2/1/19	1,228,000	1,077,570
Briggs & Stratton 6.875% 12/15/20	500,000	560,000
#Cortes NP Acquisition 144A 9.25% 10/15/24	1,615,000	1,615,000
#Milacron 144A 7.75% 2/15/21	1,565,000	1,635,425
Oshkosh 5.375% 3/1/25	250,000	262,813

		6,108,438

Marine–0.20%
#Bluewater Holding 144A 10.00% 12/10/19	2,100,000	971,250
Martin Midstream Partners 7.25% 2/15/21	431,000	407,295
@‡Ultrapetrol Bahamas 8.875% 6/15/21	1,903,000	390,115

		1,768,660

Media–10.22%
Altice Financing
#144A 6.50% 1/15/22	1,330,000	1,408,137
#144A 6.625% 2/15/23	986,000	1,015,580
#144A 7.50% 5/15/26	1,475,000	1,539,531
Altice Luxembourg
#144A 7.625% 2/15/25	200,000	205,750
#144A 7.75% 5/15/22	1,334,000	1,429,047
Altice US Finance I
#144A 5.375% 7/15/23	1,750,000	1,815,625
#144A 5.50% 5/15/26	1,484,000	1,528,520
AMC Networks
4.75% 12/15/22	15,000	15,244
5.00% 4/1/24	1,985,000	2,004,850
Cablevision Systems
8.00% 4/15/20	2,221,000	2,332,050
8.625% 9/15/17	235,000	246,456
CCO Holdings #144A 5.125% 5/1/23	535,000	559,744

LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
CCO Holdings (continued)
#144A 5.50% 5/1/26	1,580,000	$1,651,100
5.75% 9/1/23	107,000	113,554
#144A 5.75% 2/15/26	2,914,000	3,096,125
#144A 5.875% 4/1/24	5,207,000	5,568,366
Clear Channel Worldwide Holdings
6.50% 11/15/22	1,593,000	1,612,913
6.50% 11/15/22	882,000	922,793
7.625% 3/15/20	2,368,000	2,359,120
7.625% 3/15/20	45,000	43,425
CSC Holdings
#144A 5.50% 4/15/27	1,638,000	1,678,950
6.75% 11/15/21	770,000	816,200
8.625% 2/15/19	688,000	769,700
DISH DBS
5.875% 7/15/22	270,000	278,162
6.75% 6/1/21	6,592,000	7,135,840
#144A 7.75% 7/1/26	784,000	834,960
7.875% 9/1/19	210,000	235,725
#EMI Music Publishing Group North America Holdings 144A 7.625% 6/15/24	725,000	787,531
GLP Capital
4.375% 4/15/21	65,000	68,575
5.375% 11/1/23	1,555,000	1,683,287
5.375% 4/15/26	755,000	813,513
Gray Television
#144A 5.125% 10/15/24	875,000	860,781
#144A 5.875% 7/15/26	555,000	560,550
iHeartCommunications 9.00% 12/15/19	1,384,000	1,100,280
Lamar Media
5.00% 5/1/23	183,000	193,980
5.375% 1/15/24	50,000	52,750
5.75% 2/1/26	780,000	843,375
5.875% 2/1/22	50,000	52,313
Liberty Interactive 8.25% 2/1/30	380,000	410,400
LIN Television 5.875% 11/15/22	1,189,000	1,251,423
#Live Nation Entertainment 144A 5.375% 6/15/22	220,000	228,250
Mediacom Broadband 6.375% 4/1/23	933,000	988,980
#NAI Entertainment Holdings 144A 5.00% 8/1/18	176,000	179,960
Nexstar Broadcasting
#144A 6.125% 2/15/22	405,000	420,187
6.875% 11/15/20	492,000	512,295
#Nexstar Escrow 144A 5.625% 8/1/24	385,000	386,925
Nielsen Finance
4.50% 10/1/20	300,000	307,125
#144A 5.00% 4/15/22	1,820,000	1,885,975
#Nielsen Luxembourg 144A 5.50% 10/1/21	155,000	162,169

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Outfront Media Capital
5.25% 2/15/22	336,000	$350,700
5.875% 3/15/25	500,000	526,875
Quebecor Media 5.75% 1/15/23	240,000	250,500
#RCN Telecom Services 144A 8.50% 8/15/20	768,000	819,840
Regal Entertainment Group
5.75% 3/15/22	1,072,000	1,109,520
5.75% 6/15/23	550,000	561,000
SFR Group
#144A 6.00% 5/15/22	3,325,000	3,403,969
#144A 6.25% 5/15/24	1,106,000	1,102,905
#144A 7.375% 5/1/26	1,100,000	1,125,784
Sinclair Television Group
#144A 5.125% 2/15/27	570,000	558,600
5.375% 4/1/21	690,000	716,737
#144A 5.625% 8/1/24	1,230,000	1,260,750
6.125% 10/1/22	915,000	969,900
Sirius XM Radio
#144A 4.625% 5/15/23	975,000	978,656
#144A 5.375% 4/15/25	730,000	755,550
#144A 5.375% 7/15/26	1,174,000	1,209,220
#144A 5.75% 8/1/21	321,000	336,175
#144A 6.00% 7/15/24	395,000	422,156
TEGNA
5.125% 7/15/20	430,000	444,513
#144A 5.50% 9/15/24	265,000	274,606
6.375% 10/15/23	1,025,000	1,105,719
#Unitymedia 144A 6.125% 1/15/25	1,000,000	1,053,750
Unitymedia Hessen
#144A 5.00% 1/15/25	600,000	610,500
#144A 5.50% 1/15/23	1,050,000	1,093,313
Univision Communications
#144A 5.125% 5/15/23	2,000,000	2,035,000
#144A 5.125% 2/15/25	2,065,000	2,085,650
#144A 6.75% 9/15/22	2,086,000	2,221,590
#144A 8.50% 5/15/21	270,000	279,530
#UPCB Finance IV 144A 5.375% 1/15/25	1,380,000	1,393,317
#@Videotron 144A 5.375% 6/15/24	1,383,000	1,443,506
WMG Acquisition
#144A 5.00% 8/1/23	255,000	259,463
#144A 5.625% 4/15/22	915,000	950,456
#144A 6.75% 4/15/22	1,316,000	1,398,250
#Ziggo Bond Finance 144A 5.875% 1/15/25	520,000	522,600

		88,598,691

Metals & Mining–5.14%
AK Steel 7.50% 7/15/23	1,135,000	1,211,613
Alcoa 5.125% 10/1/24	1,025,000	1,095,469

LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
Alcoa (continued)
5.40% 4/15/21	768,000	$824,640
5.72% 2/23/19	550,000	591,250
5.87% 2/23/22	1,574,000	1,699,920
6.15% 8/15/20	139,000	153,769
6.75% 1/15/28	614,000	673,865
#Alcoa Nederland Holding 144A 6.75% 9/30/24	797,000	829,876
Aleris International
7.875% 11/1/20	96,000	97,680
#144A 9.50% 4/1/21	795,000	858,600
Anglo American Capital
#144A 3.625% 5/14/20	415,000	417,075
#144A 4.125% 9/27/22	1,328,000	1,321,360
#144A 4.45% 9/27/20	100,000	102,250
#144A 4.875% 5/14/25	1,881,000	1,928,025
ArcelorMittal
6.125% 6/1/25	488,000	534,360
7.25% 2/25/22	4,305,000	4,907,700
8.00% 10/15/39	1,080,000	1,171,800
10.85% 6/1/19	1,039,000	1,262,385
Coeur Mining 7.875% 2/1/21	1,203,000	1,239,090
Commercial Metals 4.875% 5/15/23	1,252,000	1,248,870
Freeport-McMoRan
3.10% 3/15/20	1,170,000	1,126,125
3.875% 3/15/23	2,785,000	2,513,240
4.00% 11/14/21	1,193,000	1,134,841
5.40% 11/14/34	150,000	125,250
5.45% 3/15/43	2,345,000	1,893,587
Hecla Mining 6.875% 5/1/21	1,191,000	1,201,421
HudBay Minerals 9.50% 10/1/20	454,000	457,519
Kaiser Aluminum 5.875% 5/15/24	388,000	406,430
Lundin Mining
#144A 7.50% 11/1/20	870,000	928,725
#144A 7.875% 11/1/22	725,000	775,750
New Gold
#144A 6.25% 11/15/22	960,000	986,400
#144A 7.00% 4/15/20	328,000	338,660
Novelis
#144A 5.875% 9/30/26	1,210,000	1,241,763
#144A 6.25% 8/15/24	1,290,000	1,372,237
#Signode Industrial Group 144A 6.375% 5/1/22	785,000	798,737
Steel Dynamics
5.125% 10/1/21	215,000	224,406
5.25% 4/15/23	275,000	286,687
5.50% 10/1/24	1,030,000	1,081,500
6.125% 8/15/19	120,000	123,756
6.375% 8/15/22	695,000	734,963
Teck Resources 3.00% 3/1/19	520,000	514,800

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
Teck Resources (continued)
4.75% 1/15/22	633,000	$623,505
5.40% 2/1/43	560,000	487,200
6.00% 8/15/40	1,025,000	950,687
6.125% 10/1/35	530,000	500,850
#144A 8.00% 6/1/21	145,000	158,050
#144A 8.50% 6/1/24	556,000	638,010
#United States Steel 144A 8.375% 7/1/21	397,000	435,211
#Wise Metals Group 144A 8.75% 12/15/18	320,000	328,000

		44,557,907

Multiline Retail–0.59%
Dollar Tree 5.75% 3/1/23	2,331,000	2,520,394
JC Penney
#144A 5.875% 7/1/23	1,410,000	1,471,687
8.125% 10/1/19	203,000	222,285
#Neiman Marcus Group 144A 8.00% 10/15/21	1,042,000	875,280

		5,089,646

Oil, Gas & Consumable Fuels–9.86%
Antero Resources
5.125% 12/1/22	1,303,000	1,319,287
5.375% 11/1/21	1,416,000	1,439,010
6.00% 12/1/20	1,087,000	1,126,067
Apache 3.25% 4/15/22	184,000	189,038
Baytex Energy
#144A 5.125% 6/1/21	157,000	131,487
#144A 5.625% 6/1/24	267,000	218,940
#Blue Racer Midstream 144A 6.125% 11/15/22	415,000	407,737
Boardwalk Pipelines
4.95% 12/15/24	51,000	53,439
5.95% 6/1/26	1,024,000	1,134,167
Buckeye Partners 4.875% 2/1/21	750,000	808,793
California Resources
5.50% 9/15/21	27,000	14,445
6.00% 11/15/24	16,000	7,720
#144A 8.00% 12/15/22	1,346,000	901,820
#Callon Petroleum 144A 6.125% 10/1/24	434,000	450,275
Cenovus Energy
4.45% 9/15/42	137,000	113,450
5.70% 10/15/19	231,000	248,133
6.75% 11/15/39	459,000	497,562
#Cheniere Corpus Christi Holdings 144A 7.00% 6/30/24	825,000	895,125
Chesapeake Energy
4.875% 4/15/22	616,000	522,060
5.75% 3/15/23	103,000	88,065
#144A 8.00% 12/15/22	1,338,000	1,359,743
#Citgo Holding 144A 10.75% 2/15/20	387,000	388,693
#CITGO Petroleum 144A 6.25% 8/15/22	903,000	884,940

LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Cloud Peak Energy Resources
6.375% 3/15/24	84,000	$43,260
8.50% 12/15/19	170,000	136,850
Concho Resources 6.50% 1/15/22	591,000	614,640
CONSOL Energy 5.875% 4/15/22	1,060,000	980,500
Continental Resources
4.50% 4/15/23	354,000	341,610
5.00% 9/15/22	3,021,000	3,021,000
7.125% 4/1/21	188,000	194,227
Crestwood Midstream Partners
6.00% 12/15/20	143,000	144,787
6.125% 3/1/22	454,000	460,810
6.25% 4/1/23	659,000	670,533
#CVR Partners 144A 9.25% 6/15/23	2,851,000	2,769,034
DCP Midstream Operating
3.875% 3/15/23	630,000	604,800
4.95% 4/1/22	270,000	276,413
Encana 3.90% 11/15/21	72,000	72,323
Energy Transfer Equity 5.875% 1/15/24	2,432,000	2,535,360
EnLink Midstream Partners
4.15% 6/1/25	355,000	340,448
4.85% 7/15/26	293,000	295,397
7.125% 6/1/22	165,000	175,099
EP Energy
6.375% 6/15/23	497,000	299,443
7.75% 9/1/22	1,370,000	822,000
9.375% 5/1/20	2,038,000	1,452,075
Ferrellgas 6.75% 6/15/23	449,000	397,365
Genesis Energy
5.625% 6/15/24	429,000	422,565
5.75% 2/15/21	375,000	376,875
6.00% 5/15/23	395,000	394,013
6.75% 8/1/22	355,000	367,560
Hilcorp Energy I
#144A 5.00% 12/1/24	995,000	957,687
#144A 5.75% 10/1/25	1,100,000	1,100,000
#144A 7.625% 4/15/21	945,000	972,169
Holly Energy Partners
#144A 6.00% 8/1/24	1,093,000	1,136,720
6.50% 3/1/20	137,000	141,966
MEG Energy
#144A 6.375% 1/30/23	300,000	238,875
#144A 6.50% 3/15/21	465,000	381,881
#144A 7.00% 3/31/24	1,188,000	944,460
MPLX 5.50% 2/15/23	1,250,000	1,292,489
#Navios Maritime Acquisition 144A 8.125% 11/15/21	133,000	98,420
Newfield Exploration
5.375% 1/1/26	425,000	428,187
5.625% 7/1/24	962,000	990,860
5.75% 1/30/22	392,000	406,700

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
NGPL PipeCo
#144A 7.119% 12/15/17	1,000,000	$1,050,000
#144A 9.625% 6/1/19	500,000	528,125
NuStar Logistics 4.80% 9/1/20	443,000	446,323
Oasis Petroleum
6.50% 11/1/21	333,000	319,680
6.875% 3/15/22	936,000	900,900
#PBF Holding 144A 7.00% 11/15/23	604,000	572,290
PBF Logistics 6.875% 5/15/23	411,000	398,156
=‡Penn Virginia Escrow 8.50% 5/1/20	927,000	139
QEP Resources
5.25% 5/1/23	663,000	656,370
5.375% 10/1/22	1,062,000	1,059,345
6.875% 3/1/21	1,123,000	1,176,343
Range Resources
4.875% 5/15/25	72,000	69,480
#144A 5.00% 3/15/23	177,000	173,903
#144A 5.75% 6/1/21	215,000	218,763
Rice Energy 7.25% 5/1/23	516,000	554,700
#Rockies Express Pipeline 144A 6.00% 1/15/19	747,000	788,085
Rose Rock Midstream
5.625% 7/15/22	297,000	274,725
5.625% 11/15/23	497,000	454,755
RSP Permian 6.625% 10/1/22	1,170,000	1,231,425
Sabine Pass Liquefaction
5.625% 2/1/21	400,000	424,500
5.625% 4/15/23	1,773,000	1,901,543
5.625% 3/1/25	672,000	724,920
5.75% 5/15/24	490,000	529,813
#144A 5.875% 6/30/26	1,075,000	1,172,422
6.25% 3/15/22	2,350,000	2,579,125
SM Energy
5.00% 1/15/24	530,000	500,850
5.625% 6/1/25	623,000	588,735
6.50% 11/15/21	777,000	798,367
6.50% 1/1/23	893,000	906,395
6.75% 9/15/26	250,000	252,969
Stone Energy 7.50% 11/15/22	744,000	429,660
Sunoco
#144A 5.50% 8/1/20	500,000	508,750
#144A 6.25% 4/15/21	778,000	803,285
#144A 6.375% 4/1/23	700,000	722,750
#Tallgrass Energy Partners 144A 5.50% 9/15/24	850,000	858,500
Targa Resources Partners
4.25% 11/15/23	427,000	414,724
#144A 5.125% 2/1/25	1,115,000	1,119,181
5.25% 5/1/23	850,000	864,875
#144A 5.375% 2/1/27	380,000	383,325
6.375% 8/1/22	54,000	56,160
6.875% 2/1/21	485,000	503,187

LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Tesoro 5.125% 4/1/24	230,000	$238,050
Tesoro Logistics
5.875% 10/1/20	1,726,000	1,779,937
6.25% 10/15/22	384,000	411,840
6.375% 5/1/24	230,000	247,825
#Texas Gas Transmission 144A 4.50% 2/1/21	107,000	110,986
#Transcontinental Gas Pipe Line 144A 7.85% 2/1/26	525,000	680,851
Ultra Petroleum
#‡144A 5.75% 12/15/18	964,000	780,840
#‡144A 6.125% 10/1/24	1,129,000	897,555
W&T Offshore 8.50% 6/15/19	720,000	262,800
Western Gas Partners
4.65% 7/1/26	700,000	725,815
5.375% 6/1/21	470,000	512,228
Western Refining 6.25% 4/1/21	379,000	376,158
Whiting Petroleum
5.00% 3/15/19	2,495,000	2,426,388
5.75% 3/15/21	413,000	388,220
Williams Partners
4.875% 5/15/23	1,010,000	1,022,826
6.125% 7/15/22	2,006,000	2,082,848
WPX Energy
5.25% 9/15/24	669,000	633,878
6.00% 1/15/22	3,463,000	3,473,822

		85,469,807

Paper & Forest Products–0.23%
Clearwater Paper
4.50% 2/1/23	630,000	633,937
#144A 5.375% 2/1/25	450,000	459,563
#Unifrax I 144A 7.50% 2/15/19	980,000	921,200

		2,014,700

Personal Products–0.06%
#Revlon 144A 6.25% 8/1/24	493,000	510,255

		510,255

Pharmaceuticals–2.02%
#~Capsugel PIK 144A 7.00% 5/15/19	243,000	243,760
Endo Finance
#144A 5.375% 1/15/23	223,000	198,470
#144A 5.75% 1/15/22	827,000	767,043
#144A 6.00% 7/15/23	1,395,000	1,276,425
#144A 6.50% 2/1/25	960,000	853,200
Grifols Worldwide Operations 5.25% 4/1/22	480,000	499,200
#NBTY 144A 7.625% 5/15/21	1,550,000	1,588,471
Prestige Brands #144A 5.375% 12/15/21	825,000	858,000

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Prestige Brands (continued)
#144A 6.375% 3/1/24	325,000	$346,937
#Quintiles Transnational 144A
4.875% 5/15/23	580,000	598,850
Valeant Pharmaceuticals International
#144A 5.375% 3/15/20	1,203,000	1,118,790
#144A 5.625% 12/1/21	380,000	341,050
#144A 5.875% 5/15/23	2,162,000	1,875,535
#144A 6.125% 4/15/25	1,928,000	1,665,310
#144A 6.375% 10/15/20	1,270,000	1,196,975
#144A 6.75% 8/15/21	1,195,000	1,129,275
#144A 7.00% 10/1/20	1,225,000	1,194,375
#144A 7.25% 7/15/22	1,094,000	1,020,155
#144A 7.50% 7/15/21	717,000	696,816

		17,468,637

Professional Services–0.09%
FTI Consulting 6.00% 11/15/22	350,000	368,813
#IHS Markit 144A 5.00% 11/1/22	381,000	405,041

		773,854

Semiconductors & Semiconductor Equipment–1.21%
Advanced Micro Devices 7.00% 7/1/24	825,000	814,687
#Entegris 144A 6.00% 4/1/22	202,000	209,827
Micron Technology
#144A 5.25% 8/1/23	1,219,000	1,209,857
#144A 5.25% 1/15/24	325,000	313,625
5.50% 2/1/25	299,000	294,515
#144A 5.625% 1/15/26	392,000	377,300
5.875% 2/15/22	181,000	185,299
#144A 7.50% 9/15/23	1,002,000	1,115,466
#Microsemi 144A 9.125% 4/15/23	768,000	879,360
NXP
#144A 3.75% 6/1/18	420,000	433,125
#144A 4.125% 6/15/20	1,066,000	1,133,957
#144A 4.125% 6/1/21	1,165,000	1,250,919
#144A 4.625% 6/15/22	1,243,000	1,345,547
#144A 5.75% 3/15/23	200,000	215,000
Qorvo 6.75% 12/1/23	618,000	668,985

		10,447,469

Software–1.17%
#Camelot Finance 144A 7.875% 10/15/24	1,335,000	1,380,056
Change Healthcare Holdings
#144A 6.00% 2/15/21	725,000	766,687
11.00% 12/31/19	1,514,000	1,593,863
Infor US
#144A 5.75% 8/15/20	988,000	1,041,105
6.50% 5/15/22	996,000	1,013,430
#Informatica 144A 7.125% 7/15/23	497,000	467,180
#@Nuance Communications 144A 5.375% 8/15/20	1,103,000	1,133,333

LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software (continued)
Open Text
#144A 5.625% 1/15/23	737,000	$755,425
#144A 5.875% 6/1/26	513,000	538,009
#Solera 144A 10.50% 3/1/24	815,000	912,800
SS&C Technologies Holdings 5.875% 7/15/23	474,000	501,255

		10,103,143

Specialty Retail–1.59%
Caleres 6.25% 8/15/23	500,000	521,500
#~Chinos Intermediate Holdings A PIK 144A 7.75% 5/1/19	237,690	90,322
Claire’s Stores
#144A 6.125% 3/15/20	1,074,000	569,220
#144A 9.00% 3/15/19	2,417,000	1,341,435
CST Brands 5.00% 5/1/23	942,000	994,987
#Group 1 Automotive 144A 5.25% 12/15/23	1,335,000	1,346,681
#Guitar Center 144A 6.50% 4/15/19	433,000	383,205
#Jo-Ann Stores 144A 8.125% 3/15/19	350,000	350,875
L Brands
5.625% 2/15/22	615,000	688,031
5.625% 10/15/23	500,000	560,625
6.75% 7/1/36	825,000	891,511
#Party City Holdings 144A 6.125% 8/15/23	440,000	471,350
Penske Automotive Group 5.50% 5/15/26	1,062,000	1,062,000
#PetSmart 144A 7.125% 3/15/23	1,858,000	1,950,900
#Radio Systems 144A 8.375% 11/1/19	475,000	496,078
Sally Holdings
5.50% 11/1/23	615,000	651,900
5.625% 12/1/25	917,000	991,506
#Tops Holding 144A 8.00% 6/15/22	475,000	429,875

		13,792,001

Technology Hardware, Storage & Peripherals–0.48%
#Diebold 144A 8.50% 4/15/24	1,207,000	1,255,280
EMC 2.65% 6/1/20	340,000	327,142
NCR
5.00% 7/15/22	373,000	383,257
6.375% 12/15/23	130,000	138,125
Western Digital
#144A 7.375% 4/1/23	566,000	624,015
#144A 10.50% 4/1/24	1,216,000	1,413,600

		4,141,419

Thrift & Mortgage Finance–0.27%
Nationstar Mortgage
6.50% 7/1/21	527,000	519,095
6.50% 6/1/22	173,000	166,945
7.875% 10/1/20	565,000	576,978

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Thrift & Mortgage Finance (continued)
Nationstar Mortgage (continued)
9.625% 5/1/19	1,058,000	$1,112,223

		2,375,241

Trading Companies & Distributors–1.84%
#@Ahern Rentals 144A 7.375% 5/15/23	1,159,000	756,247
Aircastle
5.00% 4/1/23	1,202,000	1,262,100
5.125% 3/15/21	202,000	216,645
6.25% 12/1/19	803,000	881,293
Ashtead Capital
#144A 5.625% 10/1/24	1,155,000	1,221,413
#144A 6.50% 7/15/22	625,000	660,156
Global Partners
6.25% 7/15/22	697,000	649,953
7.00% 6/15/23	250,000	234,375
H&E Equipment Services 7.00% 9/1/22	760,000	805,600
HD Supply
#144A 5.25% 12/15/21	1,420,000	1,506,975
#144A 5.75% 4/15/24	775,000	815,687
7.50% 7/15/20	676,000	702,939
United Rentals North America
4.625% 7/15/23	570,000	586,388
5.75% 11/15/24	1,830,000	1,907,775
6.125% 6/15/23	1,943,000	2,047,436
#Univar USA 144A 6.75% 7/15/23	755,000	781,425
#WESCO Distribution 144A 5.375% 6/15/24	870,000	874,350

		15,910,757

Wireless Telecommunication Services–4.06%
#SoftBank Group 144A 4.50% 4/15/20	1,615,000	1,679,600
Sprint
7.125% 6/15/24	904,000	885,920
7.25% 9/15/21	1,718,000	1,733,033
7.625% 2/15/25	1,479,000	1,471,605
7.875% 9/15/23	2,217,000	2,241,941
Sprint Capital
6.875% 11/15/28	313,000	295,394
8.75% 3/15/32	1,785,000	1,829,625
Sprint Communications
6.00% 12/1/16	583,000	586,644
6.00% 11/15/22	1,190,000	1,109,675
#144A 7.00% 3/1/20	4,302,000	4,635,405
7.00% 8/15/20	1,250,000	1,262,500
8.375% 8/15/17	1,338,000	1,394,865
#144A 9.00% 11/15/18	860,000	952,450
11.50% 11/15/21	90,000	103,275
T-Mobile USA
5.25% 9/1/18	476,000	483,140
6.00% 3/1/23	1,054,000	1,129,951
6.00% 4/15/24	319,000	342,127

LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
T-Mobile USA (continued)
6.125% 1/15/22	951,000	$1,014,004
6.25% 4/1/21	793,000	835,128
6.375% 3/1/25	414,000	451,260
6.50% 1/15/24	129,000	140,039
6.50% 1/15/26	755,000	838,050
6.625% 11/15/20	1,560,000	1,604,850
6.625% 4/1/23	833,000	897,557
6.633% 4/28/21	941,000	993,931
6.731% 4/28/22	2,153,000	2,268,724
6.836% 4/28/23	1,089,000	1,177,481
West
#144A 4.75% 7/15/21	550,000	567,875
#144A 5.375% 7/15/22	1,520,000	1,495,300
#Wind Acquisition Finance 144A 4.75% 7/15/20	745,000	754,313

		35,175,662

Total Corporate Bonds (Cost $766,439,840)		774,729,021

«SENIOR SECURED LOANS–6.13%
Albertsons Tranche B5 1st Lien 4.75% 12/22/22	2,471,072	2,498,884
Alon USA Partners Tranche B 1st Lien 9.25% 11/13/18	69,514	69,340
Atkore International 1st Lien 4.50% 3/27/21	198,477	199,387
Avago Technologies Cayman Finance Tranche B3 1st Lien 3.524% 2/1/23	1,295,461	1,312,282
Avaya 1st Lien 6.25% 5/29/20	251,581	186,799
Berry Plastics Group Tranche G 1st Lien 3.50% 1/6/21	255,000	255,510
Berry Plastics Group Tranche H 1st Lien 3.75% 10/1/22	248,122	249,242
California Resources 1st Lien 11.375% 12/31/21	1,229,000	1,294,487
Chesapeake Energy 1st Lien 8.50% 8/23/21	1,695,000	1,783,988
Cincinnati Bell Tranche B 1st Lien 4.00% 9/10/20	413,912	416,240
Concordia Healthcare Tranche B 1st Lien 5.25% 10/21/21	1,023,250	917,231
CSC Holdings 1st Lien 5.00% 10/9/22	1,234,950	1,240,223

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Delta 2 Lux 1st Lien 4.75% 7/30/21	550,000	$551,642
Delta 2 Tranche B 2nd Lien 7.75% 7/29/22	825,000	829,331
Dole Food Tranche B 1st Lien 6.00% 11/1/18	735,373	738,528
Drillship Ocean Ventures Tranche B 1st Lien 5.50% 7/25/21	361,475	251,948
Dynegy Finance IV 1st Lien 5.00% 6/27/23	1,690,000	1,705,742
Energy Future Intermediate Holding 1st Lien 4.25% 12/19/16	305,118	307,673
Entercom Radio Tranche B2 1st Lien 5.50% 11/23/18	60,000	60,275
EP Energy 2nd Lien 9.75% 6/30/21	1,267,000	1,246,411
FCA US Tranche B 1st Lien 3.50% 5/24/17	396,118	397,358
FGI Operating Tranche B 1st Lien 5.50% 4/19/19	332,811	308,267
Fieldwood Energy 2nd Lien 8.375% 9/30/20	720,000	290,398
First Data Tranche B 1st Lien 4.275% 7/10/22	1,213,043	1,221,468
Floatel International Tranche B 1st Lien 6.00% 6/27/20	382,500	266,476
FMG Resources August 2006 Pty 1st Lien 3.75% 6/30/19	534,236	534,271
Go Daddy Operating Tranche B 1st Lien 4.25% 5/13/21	396,865	399,621
Graton Economic Development Authority 1st Lien 4.75% 9/1/22	796,361	802,334
Gray Television 1st Lien 3.938% 6/13/21	255,000	256,952
Gulf Finance Tranche B 1st Lien 6.25% 8/17/23	4,135,000	4,032,928
Hilex Poly 6.00% 12/9/21	186,527	188,276
iHeartCommunications Tranche D 1st Lien 7.274% 1/30/19	2,532,692	1,958,227
iHeartCommunications Tranche E 1st Lien 8.024% 7/30/19	850,642	654,641
Intrawest Operations Group Tranche B 1st Lien 5.00% 12/9/20	243,999	246,173

LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
InVentiv Health Tranche B4 1st Lien 7.75% 5/15/18	288,875	$289,687
J Crew Group Tranche B 1st Lien 4.00% 3/5/21	941,930	750,247
Landry’s 4.00% 9/22/23	478,800	481,793
MEG Energy Tranche B 1st Lien 3.75% 3/31/20	80,013	74,979
MGOC 1st Lien 4.00% 7/31/20	250,863	251,303
Microsemi Tranche B 1st Lien 3.75% 1/15/23	569,569	575,843
MTL Publishing Tranche B3 1st Lien 4.00% 8/20/22	244,467	245,614
NXP Tranche B1 1st Lien 3.75% 12/7/20	179,155	180,175
On Semiconductor Tranche B 1st Lien 5.25% 3/31/23	503,000	506,010
Peabody Energy Tranche B 1st Lien 4.25% 9/24/20	568,601	450,775
PetSmart Tranche B 1st Lien 4.25% 3/11/22	592,500	594,378
Pinnacle Foods Finance 3.275% 1/13/23	512,425	517,357
Revlon Consumer Products Tranche B 1st Lien 4.25% 7/22/23	1,474,016	1,478,784
Rite Aid 2nd Lien
4.875% 6/21/21	1,038,889	1,042,525
5.75% 8/21/20	155,000	155,630
ROC Finance 1st Lien 5.00% 6/20/19	940,047	922,816
Sabine Oil & Gas 2nd Lien 12.00% 12/31/18	302,294	10,958
Scientific Games International 1st Lien 6.00% 10/18/20	316,551	317,960
Seahawk Holding Cayman 1st Lien 7.00% 9/27/22	500,000	496,750
Sears Roebuck Acceptance Tranche B 1st Lien 5.50% 6/30/18	792,588	778,384
Serta Simmons Bedding Tranche B 1st Lien 4.25% 10/1/19	374,211	376,200
Shelf Drilling MidCo PIK 1st Lien 10.00% 10/8/18	300,000	172,500
Solarwinds Holdings Tranche B 1st Lien 5.50% 2/5/23	160,000	161,760
@Stardust Finance Holdings Tranche B 1st Lien 6.50% 3/13/22	840,664	838,037

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
SUPERVALU 1st Lien 5.50% 3/21/19	772,879	$775,336
Syniverse Holdings 1st Lien 4.00% 4/23/19	501,190	444,806
Texas Competitive Electric Holdings 1st Lien 4.998% 10/10/17	6,255,000	1,818,985
Texas Competitive Electric Holdings DIP 5.00% 10/31/17	458,900	462,957
‡Texas Competitive Electric Holdings Nonext 1st Lien 4.998% 10/10/16	1,920,000	554,054
Texas Competitive Electric Holdings Tranche B DIP 1st Lien 5.00% 10/31/17	2,012,100	2,029,887
Tribune Media 1st Lien 3.75% 12/27/20	1,123,249	1,133,954
Univision Communications 1st Lien 4.00% 3/1/20	202,493	203,084
Univision Communications Tranche C4 1st Lien 4.00% 3/1/20	718,956	721,149
UPC Financing Partnership 1st Lien 4.08% 8/31/24	1,491,935	1,499,521
@=‡Vertis 1st Lien 14.25% 12/20/16	243,194	0
Virgin Media Investment Holdings Tranche B 1st Lien 3.649% 6/30/23	830,000	834,810
Viskase Tranche B 1st Lien 4.25% 1/30/21	834,350	788,461
Western Refining 5.50% 6/23/23	997,500	997,500
Windstream Services Tranche B6 1st Lien 5.75% 3/29/21	742,481	745,637
XPO Logistics Tranche B2 1st Lien 4.25% 10/30/21	801,000	806,843

Total Senior Secured Loans (Cost $60,066,633)		53,160,002

	Number of Shares

COMMON STOCK–0.10%
†Dynegy	1,250	15,487
†@=Escrow General Motors	400,000	0
†@=Escrow General Motors	325,000	0
†@=General Motors Liquidation Escrow	425,000	0
†@Halcon Resources	5,531	51,881

LVIP JPMorgan High Yield Fund–15

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
†NII Holdings	84,804	$282,397
†=Penn Virginia	7,023	270,385
†=Penn Virginia	5,667	218,180

Total Common Stock (Cost $1,853,834)		838,330

PREFERRED STOCK–0.79%
•Bank of America 6.10%	1,201,000	1,253,544
•Hartford Financial Services Group 7.875%	5,600	176,680
#•ILFC E-Capital Trust I 144A 4.00%	3,320,000	2,664,300
#•ILFC E-Capital Trust II 144A 4.25%	1,886,000	1,513,515
•@XLIT 3.748%	1,505	1,204,000

Total Preferred Stock (Cost $6,674,914)		6,812,039

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–3.99%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	34,582,892	$34,582,892

Total Money Market Fund (Cost $34,582,892)		34,582,892

TOTAL VALUE OF SECURITIES–100.45% (Cost $869,981,353)	870,516,034
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.45%)	(3,886,205)

NET ASSETS APPLICABLE TO 77,502,138 SHARES OUTSTANDING–100.00%	$866,629,829

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2016, the aggregate value of Rule 144A securities was $356,820,420, which represents 41.17% of the Fund’s net assets.

~	100% of the income received on this PIK security was in the form of cash.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of September 30, 2016. Interest rates reset periodically.

@	Illiquid security. At September 30, 2016, the aggregate value of illiquid securities was $8,660,976, which represents 1.00% of the Fund’s net assets.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2016, the aggregate value of fair valued securities was $488,704, which represents 0.06% of the Fund’s net assets.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2016.

°	Principal amount shown is stated in U.S. dollars.

‡	Non-income producing security. Security is currently in default.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2016.

Summary of Abbreviations:

DIP–Debtor-in-Possession

IT–Information Technology

PIK–Payment-in-kind

LVIP JPMorgan High Yield Fund–16

LVIP JPMorgan High Yield Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan High Yield Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$869,981,353

Aggregate unrealized appreciation	$30,340,635
Aggregate unrealized depreciation	(29,805,954)

Net unrealized appreciation	$534,681

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP JPMorgan High Yield Fund–17

LVIP JPMorgan High Yield Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Convertible Bond	$—	$393,750	$—	$393,750
Corporate Bonds	—	774,728,882	139	774,729,021
Senior Secured Loans	—	53,160,002	—	53,160,002
Common Stock
Automobiles	—	—	—	—
Independent Power & Renewable Electricity Producers	15,487	—	—	15,487
Oil, Gas & Consumable Fuels	—	51,881	488,565	540,446
Wireless Telecommunication Services	282,397	—	—	282,397
Preferred Stock	176,680	6,635,359	—	6,812,039
Money Market Fund	34,582,892	—	—	34,582,892

Total	$35,057,456	$834,969,874	$488,704	$870,516,034

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP JPMorgan High Yield Fund–18

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–91.37%
Aerospace & Defense–0.77%
BWX Technologies	7,660	$293,914
Curtiss-Wright	6,800	619,548
Huntington Ingalls Industries	9,035	1,386,150
L-3 Communications Holdings	2,440	367,781
Northrop Grumman	6,380	1,365,001
†Spirit AeroSystems Holdings Class A	6,180	275,257

		4,307,651

Airlines–0.40%
Delta Air Lines	27,600	1,086,336
†JetBlue Airways	26,910	463,928
†United Continental Holdings	12,500	655,875

		2,206,139

Auto Components–0.44%
BorgWarner	69,962	2,461,263

		2,461,263

Automobiles–0.23%
General Motors	39,800	1,264,446

		1,264,446

Banks–6.26%
Bank of America	51,200	801,280
Citigroup	52,100	2,460,683
Citizens Financial Group	109,860	2,714,641
East West Bancorp	4,700	172,537
Fifth Third Bancorp	247,520	5,064,259
First Republic Bank	41,215	3,178,089
Huntington Bancshares	181,933	1,793,859
Investors Bancorp	65,750	789,657
M&T Bank	43,202	5,015,752
PNC Financial Services Group	18,700	1,684,683
Popular	35,300	1,349,166
Regions Financial	42,240	416,909
†Signature Bank	1,000	118,450
SunTrust Banks	117,498	5,146,412
†SVB Financial Group	1,950	215,553
Synovus Financial	8,900	289,517
Wells Fargo & Co.	53,400	2,364,552
Zions Bancorporation	40,251	1,248,586

		34,824,585

Beverages–1.42%
Constellation Brands Class A	20,471	3,408,217
Dr Pepper Snapple Group	49,126	4,485,695

		7,893,912

Biotechnology–0.62%
†ACADIA Pharmaceuticals	2,200	69,982
†Alkermes	3,300	155,199
†Alnylam Pharmaceuticals	1,700	115,226
Amgen	5,300	884,093
†BioMarin Pharmaceutical	2,700	249,804

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
Gilead Sciences	17,700	$1,400,424
†Incyte	3,300	311,157
†Intercept Pharmaceuticals	800	131,672
†Neurocrine Biosciences	1,400	70,896
†Seattle Genetics	1,400	75,614

		3,464,067

Building Products–0.63%
Fortune Brands Home & Security	60,596	3,520,628

		3,520,628

Capital Markets–3.48%
Ameriprise Financial	26,928	2,686,607
Goldman Sachs Group	4,200	677,334
Intercontinental Exchange	880	237,037
Invesco	120,423	3,765,627
Lazard Class A	1,610	58,540
Legg Mason	28,948	969,179
Morgan Stanley	10,600	339,836
MSCI	13,790	1,157,533
Nasdaq	1,260	85,100
Northern Trust	47,370	3,220,686
Raymond James Financial	52,984	3,084,199
T. Rowe Price Group	46,532	3,094,378

		19,376,056

Chemicals–0.90%
Cabot	28,190	1,477,438
Huntsman	1,060	17,246
LyondellBasell Industries Class A	13,600	1,096,976
Sherwin-Williams	8,734	2,416,348

		5,008,008

Commercial Services & Supplies–0.31%
KAR Auction Services	24,710	1,066,484
†LSC Communications	2,275	85,085
Pitney Bowes	16,800	305,088
RR Donnelley & Sons	17,700	278,244

		1,734,901

Communications Equipment–0.73%
†ARRIS International	24,660	698,618
Cisco Systems	7,500	237,900
†CommScope Holding	95,617	2,879,028
†F5 Networks	1,750	218,120

		4,033,666

Construction & Engineering–0.64%
†AECOM	60,730	1,805,503
Fluor	2,680	137,538
†Jacobs Engineering Group	17,540	907,169
KBR	4,700	71,111

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–1

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Construction & Engineering (continued)
Valmont Industries	4,600	$619,022

		3,540,343

Consumer Finance–0.73%
Ally Financial	100,561	1,957,923
Capital One Financial	900	64,647
Discover Financial Services	22,760	1,287,078
Synchrony Financial	27,520	770,560

		4,080,208

Containers & Packaging–2.82%
Avery Dennison	4,290	333,719
Ball	51,662	4,233,701
†Berry Plastics Group	19,100	837,535
†Crown Holdings	6,520	372,227
International Paper	7,480	358,890
Sealed Air	2,530	115,925
Silgan Holdings	74,794	3,783,828
WestRock	117,009	5,672,596

		15,708,421

Distributors–0.64%
Genuine Parts	35,333	3,549,200

		3,549,200

Diversified Consumer Services–0.02%
Graham Holdings	175	84,240

		84,240

Diversified Financial Services–0.11%
Voya Financial	20,600	593,692

		593,692

Diversified Telecommunication Services–0.57%
AT&T	21,000	852,810
CenturyLink	33,550	920,277
Verizon Communications	27,200	1,413,856

		3,186,943

Electric Utilities–3.11%
Alliant Energy	6,060	232,159
American Electric Power	12,200	783,362
Edison International	82,743	5,978,182
Entergy	14,120	1,083,428
Great Plains Energy	5,200	141,908
NextEra Energy	6,800	831,776
Pinnacle West Capital	620	47,114
Westar Energy	58,515	3,320,726
Xcel Energy	119,166	4,902,489

		17,321,144

Electrical Equipment–1.99%
AMETEK	81,318	3,885,374
Hubbell	37,799	4,072,464

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment (continued)
Regal Beloit	52,518	$3,124,296

		11,082,134

Electronic Equipment, Instruments & Components–3.11%
Amphenol Class A	67,041	4,352,302
†Arrow Electronics	79,923	5,112,674
Avnet	6,100	250,466
CDW	63,611	2,908,931
Corning	26,200	619,630
†Fitbit Class A	11,900	176,596
Ingram Micro	1,760	62,762
†Keysight Technologies	99,722	3,160,190
SYNNEX	6,000	684,660

		17,328,211

Energy Equipment & Services–0.80%
Baker Hughes	11,120	561,226
†Dril-Quip	2,700	150,498
Ensco Class A	63,400	538,900
†FMC Technologies	21,300	631,971
Frank’s International	17,700	230,100
Nabors Industries	23,200	282,112
Rowan	29,010	439,792
Schlumberger	11,484	903,102
†Seadrill	64,800	153,576
Superior Energy Services	32,400	579,960

		4,471,237

Equity Real Estate Investment Trusts–8.28%
American Campus Communities	43,120	2,193,514
American Homes 4 Rent Class A	96,853	2,095,899
Apartment Investment & Management	4,630	212,563
AvalonBay Communities	19,887	3,536,704
Boston Properties	26,715	3,640,987
Brandywine Realty Trust	57,850	903,617
Brixmor Property Group	124,182	3,451,018
Carey (W.P.) ADR	16,860	1,087,976
Corporate Office Properties Trust	14,000	396,900
Crown Castle International	1,550	146,025
CyrusOne	6,800	323,476
DDR	3,700	64,491
Digital Realty Trust	920	89,350
Douglas Emmett	2,560	93,773
DuPont Fabros Technology	11,700	482,625
Equinix	4,920	1,772,430
†Equity Commonwealth	44,760	1,352,647
Equity LifeStyle Properties	3,830	295,599
Essex Property Trust	8,590	1,912,993
General Growth Properties	47,825	1,319,970
HCP	23,598	895,544
Hospitality Properties Trust	9,000	267,480
Kimco Realty	116,506	3,372,849
Liberty Property Trust	3,600	145,260

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–2

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Mid-America Apartment Communities	1,190	$111,848
Outfront Media	92,660	2,191,409
Piedmont Office Realty Trust Class A	29,700	646,569
Post Properties	4,520	298,908
Rayonier	87,253	2,315,695
Regency Centers	30,613	2,372,201
Retail Properties of America	11,800	198,240
Senior Housing Properties Trust	7,700	174,867
SL Green Realty	250	27,025
Spirit Realty Capital	12,000	159,960
Taubman Centers	2,190	162,958
Ventas	300	21,189
Vornado Realty Trust	42,185	4,269,544
Welltower	1,130	84,490
Weyerhaeuser	94,209	3,009,035

		46,097,628

Food & Staples Retailing–1.41%
CVS Health	4,700	418,253
Kroger	144,361	4,284,634
†Rite Aid	153,252	1,178,508
Sysco	20,500	1,004,705
†US Foods Holding	6,500	153,465
Wal-Mart Stores	11,500	829,380

		7,868,945

Food Products–1.77%
Archer-Daniels-Midland	30,100	1,269,317
Ingredion	11,170	1,486,280
Pilgrim’s Pride	59,400	1,254,528
†TreeHouse Foods	29,438	2,566,699
Tyson Foods Class A	43,540	3,251,132

		9,827,956

Gas Utilities–0.90%
National Fuel Gas	65,083	3,519,038
UGI	32,470	1,468,943

		4,987,981

Health Care Equipment & Supplies–0.67%
CR Bard	510	114,383
Hill-Rom Holdings	11,200	694,176
†Hologic	33,590	1,304,300
St. Jude Medical	3,000	239,280
Zimmer Biomet Holdings	10,610	1,379,512

		3,731,651

Health Care Providers & Services–4.11%
Aetna	3,040	350,968
AmerisourceBergen	65,196	5,266,533
Anthem	5,300	664,143
†Centene	6,042	404,572
Cigna	23,775	3,098,358

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Express Scripts Holding	16,000	$1,128,480
†Henry Schein	19,370	3,156,923
Humana	23,737	4,198,838
†Premier Class A	6,800	219,912
†Tenet Healthcare	30,050	680,933
Universal Health Services Class B	24,141	2,974,654
†WellCare Health Plans	6,400	749,376

		22,893,690

Hotels, Restaurants & Leisure–1.55%
Brinker International	700	35,301
Darden Restaurants	1,925	118,041
Hilton Worldwide Holdings	177,750	4,075,807
International Game Technology	74,600	1,818,748
Marriott International Class A	23,533	1,584,477
McDonald’s	4,000	461,440
Vail Resorts	3,300	517,704

		8,611,518

Household Durables–2.47%
DR Horton	39,675	1,198,185
†Mohawk Industries	34,898	6,991,465
Newell Brands	105,851	5,574,114

		13,763,764

Household Products–0.44%
Energizer Holdings	48,605	2,428,306

		2,428,306

Independent Power & Renewable Electricity Producers–0.15%
AES	65,930	847,201

		847,201

Industrial Conglomerates–0.75%
Carlisle	40,797	4,184,548

		4,184,548

Insurance–6.96%
†Alleghany	3,739	1,963,050
Allied World Assurance Holdings	5,660	228,777
Allstate	18,600	1,286,748
American Financial Group	5,770	432,750
American National Insurance	400	48,784
Aon	1,820	204,732
†Arch Capital Group	1,340	106,208
Aspen Insurance Holdings	12,970	604,272
Assurant	2,790	257,377
Assured Guaranty	24,470	679,043
Axis Capital Holdings	9,500	516,135
Chubb	14,814	1,861,379
Endurance Specialty Holdings	1,670	109,301
Everest Re Group	3,400	645,898
First American Financial	1,300	51,064
FNF Group	1,150	42,447

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–3

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Hanover Insurance Group	5,960	$449,503
Hartford Financial Services Group	106,227	4,548,640
Loews	154,056	6,339,404
Marsh & McLennan	76,816	5,165,876
Principal Financial Group	3,400	175,134
Progressive	54,080	1,703,520
Prudential Financial	6,100	498,065
Torchmark	1,730	110,530
Travelers	5,100	584,205
Unum Group	113,097	3,993,455
Validus Holdings	14,500	722,390
WR Berkley	25,675	1,482,988
Xl Group	116,265	3,909,992

		38,721,667

Internet & Direct Marketing Retail–1.10%
Expedia	44,052	5,141,749
†Groupon	13,020	67,053
†Liberty Interactive Corp. QVC Group Class A	45,900	918,459

		6,127,261

Internet Software & Services–0.49%
InterActiveCorp	15,000	937,050
†Match Group	76,670	1,363,959
†Yelp	10,400	433,680

		2,734,689

IT Services–1.60%
Computer Sciences	27,080	1,413,847
†CoreLogic	17,500	686,350
Jack Henry & Associates	53,695	4,593,607
Leidos Holdings	2,470	106,902
Mastercard Class A	2,400	244,248
†Teradata	3,400	105,400
Total System Services	6,700	315,905
†Vantiv Class A	20,470	1,151,847
Western Union	3,800	79,116
@Xerox	19,880	201,384

		8,898,606

Leisure Products–0.32%
Hasbro	3,900	309,387
Mattel	41,300	1,250,564
†Vista Outdoor	5,400	215,244

		1,775,195

Life Sciences Tools & Services–0.02%
†VWR	3,930	111,455

		111,455

Machinery–2.45%
Crane	12,070	760,531
IDEX	45,701	4,276,243

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Illinois Tool Works	8,900	$1,066,576
Ingersoll-Rand	3,690	250,699
Parker-Hannifin	7,450	935,199
†Rexnord	115,193	2,466,282
Snap-on	25,674	3,901,421

		13,656,951

Media–1.85%
CBS Class B	56,221	3,077,537
†Discovery Communications Class C	2,730	71,826
†DISH Network Class A	70,002	3,834,710
Interpublic Group	10,390	232,217
†Sirius XM Holdings	150,900	629,253
TEGNA	90,337	1,974,767
Time	34,510	499,705

		10,320,015

Metals & Mining–0.36%
Newmont Mining	5,600	220,024
Nucor	710	35,109
Reliance Steel & Aluminum	5,250	378,157
Steel Dynamics	54,640	1,365,454

		1,998,744

Mortgage Real Estate Investment Trusts–0.06%
Chimera Investment	19,100	304,645

		304,645

Mortgage Real Estate Investment Trusts (REITS)–0.14%
American Capital Agency	12,500	244,250
Annaly Capital Management	49,630	521,115

		765,365

Multiline Retail–1.64%
†Dollar Tree	1,010	79,719
Kohl’s	116,138	5,081,037
Macy’s	9,730	360,497
Nordstrom	69,366	3,598,708

		9,119,961

Multi-Utilities–3.68%
Ameren	3,750	184,425
CenterPoint Energy	209,069	4,856,673
CMS Energy	115,780	4,863,918
Consolidated Edison	2,770	208,581
DTE Energy	4,830	452,426
Public Service Enterprise Group	7,220	302,301
SCANA	8,400	607,908
Sempra Energy	46,021	4,932,991
WEC Energy Group	68,220	4,085,014

		20,494,237

Oil, Gas & Consumable Fuels–5.62%
Apache	2,700	172,449

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–4

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Chevron	5,000	$514,600
Cimarex Energy	3,180	427,297
ConocoPhillips	3,500	152,145
†Denbury Resources	36,300	117,249
Devon Energy	7,400	326,414
Energen	145,933	8,423,253
EQT	111,030	8,062,999
Exxon Mobil	6,000	523,680
†Gulfport Energy	2,300	64,975
Hess	2,400	128,688
Marathon Oil	112,710	1,781,945
Marathon Petroleum	17,840	724,126
Murphy Oil	4,440	134,976
Noble Energy	630	22,516
Occidental Petroleum	14,600	1,064,632
ONEOK	2,200	113,058
PBF Energy Class A	144,677	3,275,487
QEP Resources	30,030	586,486
†Southwestern Energy	113,572	1,571,836
Tesoro	8,700	692,172
Valero Energy	28,430	1,506,790
World Fuel Services	15,180	702,227
†WPX Energy	15,580	205,500

		31,295,500

Personal Products–1.34%
†Coty Class A	111,017	2,608,899
†Edgewell Personal Care	41,981	3,338,329
†Herbalife	12,640	783,554
Nu Skin Enterprises Class A	10,800	699,624

		7,430,406

Pharmaceuticals–0.61%
†Endo International	13,700	276,055
†Mallinckrodt	5,100	355,878
Perrigo	3,300	304,689
Pfizer	73,000	2,472,510

		3,409,132

Professional Services–0.07%
†TransUnion	11,300	389,850

		389,850

Road & Rail–0.02%
Landstar System	1,460	99,397

		99,397

Semiconductors & Semiconductor Equipment–1.94%
Analog Devices	36,644	2,361,706
Applied Materials	30,770	927,715
KLA-Tencor	36,817	2,566,513
Lam Research	1,900	179,949
Marvell Technology Group	115,340	1,530,562

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†ON Semiconductor	6,860	$84,515
QUALCOMM	32,530	2,228,305
Skyworks Solutions	3,600	274,104
Teradyne	28,500	615,030

		10,768,399

Software–1.81%
Activision Blizzard	5,850	259,155
@CA	20,100	664,908
†Cadence Design Systems	39,760	1,015,073
†Citrix Systems	7,520	640,854
†Donnelley Financial Solutions	2,275	65,975
Microsoft	12,760	734,976
†Nuance Communications	35,100	508,950
†Synopsys	97,917	5,811,374
†Take-Two Interactive Software	8,100	365,148

		10,066,413

Specialty Retail–3.44%
†AutoZone	4,632	3,558,951
Bed Bath & Beyond	72,775	3,137,330
Best Buy	99,389	3,794,672
Gap	140,223	3,118,559
Lowe’s	6,800	491,028
†Michaels	18,600	449,562
†Murphy USA	360	25,690
Tiffany & Co.	53,555	3,889,700
†Urban Outfitters	20,300	700,756

		19,166,248

Technology Hardware, Storage & Peripherals–0.57%
Apple	2,600	293,930
HP	44,800	695,744
†NCR	42,100	1,355,199
Western Digital	14,200	830,274

		3,175,147

Textiles, Apparel & Luxury Goods–1.32%
†Michael Kors Holdings	11,200	524,048
PVH	48,715	5,383,007
VF	25,646	1,437,458

		7,344,513

Trading Companies & Distributors–0.71%
MSC Industrial Direct	53,748	3,945,641

		3,945,641

Wireless Telecommunication Services–0.02%
†Sprint	13,700	90,831

		90,831

Total Common Stock (Cost $442,775,977)		508,494,551

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–5

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–8.45%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	47,010,187	$47,010,187

Total Money Market Fund (Cost $47,010,187)		47,010,187

TOTAL VALUE OF SECURITIES–99.82% (Cost $489,786,164)	555,504,738
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.18%	1,022,309

NET ASSETS APPLICABLE TO 37,409,938 SHARES OUTSTANDING–100.00%	$556,527,047

†	Non-income producing for the period.

«	Includes $1,819,267 cash collateral held at broker for futures contracts as of September 30, 2016.

@	Illiquid security. At September 30, 2016, the aggregate value of illiquid securities was $866,292, which represents 0.16% of the Fund’s net assets.

The following futures contracts were outstanding at September 30, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(152)	E-mini S&P 500 Index	$(16,196,459)	$(16,419,040)	12/19/16	$(222,581)
(100)	E-mini S&P MidCap 400 Index	(15,086,270)	(15,496,000)	12/19/16	(409,730)

					$(632,311)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

ADR–American Depository Receipt

IT–Information Technology

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–6

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$489,786,164

Aggregate unrealized appreciation	$76,052,440
Aggregate unrealized depreciation	(10,333,866)

Net unrealized appreciation	$65,718,574

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Total
Common Stock	$507,628,259	$866,292	$508,494,551
Money Market Fund	47,010,187	—	47,010,187

Total	$554,638,446	$866,292	$555,504,738

Futures Contracts	$(632,311)	$—	$(632,311)

There were no Level 3 investments at the beginning or end of the period.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–7

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Notes (continued)

2. Investments (continued)

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–8

LVIP Managed Risk Profile 2010 Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–92.76%
Equity Funds–28.15%
*Lincoln Variable Insurance Products Trust–
LVIP Delaware Special Opportunities Fund	22,577	$825,386
LVIP SSGA Mid-Cap Index Fund	37,783	409,300
LVIP SSGA S&P 500 Index Fund	612,570	9,368,644
LVIP SSGA Small-Cap Index Fund	30,587	820,647
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	19,063	407,706

		11,831,683

Fixed Income Funds–44.24%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	236,386	2,432,416
LVIP Delaware Bond Fund	176,761	2,537,578
LVIP JPMorgan High Yield Fund	217,698	2,434,952
LVIP PIMCO Low Duration Bond Fund	159,087	1,608,687
LVIP SSGA Bond Index Fund	617,555	7,269,239
†LVIP Western Asset Core Bond Fund	232,097	2,309,601

		18,592,473

International Equity Funds–14.60%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	123,493	1,225,417
LVIP SSGA International Index Fund	578,086	4,909,687

		6,135,104

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
International Fixed Income Fund–5.77%
*Lincoln Variable Insurance Products Trust–
†LVIP Global Income Fund	218,477	$2,423,789

		2,423,789

Total Affiliated Investments (Cost $29,608,522)		38,983,049

UNAFFILIATED INVESTMENTS–7.03%
Fixed Income Fund–1.92%
✢American Funds® –
Mortgage Bond Fund	74,519	805,553

		805,553

International Equity Fund–1.95%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	43,837	821,503

		821,503

Money Market Fund–3.16%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	1,329,855	1,329,855

		1,329,855

Total Unaffiliated Investments (Cost $2,751,696)		2,956,911

TOTAL VALUE OF SECURITIES–99.79% (Cost $32,360,218)	41,939,960
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	87,322

NET ASSETS APPLICABLE TO 3,659,601 SHARES OUTSTANDING–100.00%.	$42,027,282

†	Non-income producing for the period.

*	Standard Class shares.

✢	Class 1 shares.

«	Includes $38,764 cash collateral and $44,143 foreign currencies collateral held at broker for futures contracts as of September 30, 2016.

LVIP Managed Risk Profile 2010 Fund–1

LVIP Managed Risk Profile 2010 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2016:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(3) BritishPound Currency	$(247,610)	$(243,694)	12/20/16	$3,916
(2) E-miniMSCI Emerging Markets Index	(92,699)	(91,250)	12/19/16	1,449
(1) E-miniRussell 2000 Index	(125,594)	(124,830)	12/19/16	764
(7) E-miniS&P 500 Index	(762,277)	(756,140)	12/19/16	6,137
(1) E-miniS&P MidCap 400 Index	(157,784)	(154,960)	12/19/16	2,824
(1) EuroCurrency	(141,075)	(140,963)	12/20/16	112
(4) EuroSTOXX 50 Index	(135,158)	(134,532)	12/19/16	626
(3) FTSE100 Index	(259,318)	(266,650)	12/19/16	(7,332)
(1) JapaneseYen Currency	(122,480)	(123,631)	12/20/16	(1,151)
(1) Nikkei225 Index (OSE)	(166,757)	(162,221)	12/9/16	4,536

				$11,881

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

LVIP Managed Risk Profile 2010 Fund–2

LVIP Managed Risk Profile 2010 Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Managed Risk Profile 2010 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$32,360,218

Aggregate unrealized appreciation	$9,579,742
Aggregate unrealized depreciation	—

Net unrealized appreciation	$9,579,742

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)(e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Affiliated Investments	$38,983,049
Unaffiliated Investments	2,956,911

Total	$41,939,960

Futures Contracts	$11,881

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP

LVIP Managed Risk Profile 2010 Fund–3

LVIP Managed Risk Profile 2010 Fund

Notes (continued)

3. Transactions with Affiliates (continued)

Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016 were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
LVIP BlackRock Inflation Protected Bond Fund	$3,002,594	$1,274,825	$1,958,157	$21,926	$2,432,416	$22,015	$—
LVIP Clarion Global Real Estate Fund	1,154,439	296,610	311,711	9,894	1,225,417	15,052	—
LVIP Delaware Bond Fund	3,778,133	951,381	2,418,644	33,732	2,537,578	—	—
LVIP Delaware Diversified Floating Rate Fund	1,132,655	311,770	1,465,331	(2,529)	—	—	—
LVIP Delaware Special Opportunities Fund	737,547	343,818	231,337	(25,308)	825,386	102	116,347
LVIP Global Income Fund	1,500,937	1,285,149	403,945	(12,151)	2,423,789	—	7,142
LVIP JPMorgan High Yield Fund	1,109,386	1,526,426	352,389	(25,458)	2,434,952	3,443	—
LVIP PIMCO Low Duration Bond Fund	1,512,182	429,547	360,568	(761)	1,608,687	8,806	3,479
LVIP SSGA Bond Index Fund	7,940,606	1,954,258	3,086,847	92,584	7,269,239	9,269	—
LVIP SSGA International Index Fund	5,196,085	1,610,982	2,023,970	(18,936)	4,909,687	21,022	—
LVIP SSGA Mid-Cap Index Fund	369,523	99,569	109,600	1,106	409,300	493	238
LVIP SSGA S&P 500 Index Fund	7,927,934	2,709,613	1,855,598	7,779	9,368,644	4,206	118,175
LVIP SSGA Small-Cap Index Fund	738,305	250,311	246,861	10,861	820,647	157	16,774
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	374,695	127,922	103,617	1,184	407,706	—	19,824
LVIP Western Asset Core Bond Fund	—	2,609,839	300,758	(1,664)	2,309,601	—	—

Total	$36,475,021	$15,782,020	$15,229,333	$92,259	$38,983,049	$84,565	$281,979

LVIP Managed Risk Profile 2010 Fund–4

LVIP Managed Risk Profile 2020 Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–92.19%
Equity Funds–35.63%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	31,981	$1,317,590
LVIP Delaware Special Opportunities Fund	73,991	2,705,021
LVIP SSGA Mid-Cap Index Fund	123,831	1,341,465
LVIP SSGA S&P 500 Index Fund	2,358,495	36,070,827
LVIP SSGA Small-Cap Index Fund	148,940	3,996,055
LVIP SSGA Small-Mid Cap 200 Fund	105,294	1,359,663
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	124,972	2,672,779

		49,463,400

Fixed Income Funds–35.32%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	516,507	5,314,855
LVIP Delaware Bond Fund	411,742	5,910,969
LVIP JPMorgan High Yield Fund	713,786	7,983,696
LVIP PIMCO Low Duration Bond Fund	521,742	5,275,858
LVIP SSGA Bond Index Fund	1,800,133	21,189,360
†LVIP Western Asset Core Bond Fund	337,712	3,360,576

		49,035,314

International Equity Funds–18.37%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	404,589	4,014,739

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
International Equity Funds (continued)
LVIP SSGA International Index Fund	2,530,310	$21,489,923

		25,504,662

International Fixed Income Fund–2.87%
*Lincoln Variable Insurance Products Trust–
†LVIP Global Income Fund	358,227	3,974,176

		3,974,176

Total Affiliated Investments (Cost $92,144,986)		127,977,552

UNAFFILIATED INVESTMENTS–7.43%
International Equity Funds–3.85%
iShares MSCI Emerging Markets ETF	34,816	1,303,859
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	215,485	4,038,193

		5,342,052

Money Market Fund–3.58%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	4,973,730	4,973,730

		4,973,730

Total Unaffiliated Investments (Cost $9,418,232)		10,315,782

TOTAL VALUE OF SECURITIES–99.62% (Cost $101,563,218)	138,293,334
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.38%	527,946

NET ASSETS APPLICABLE TO 12,158,132 SHARES OUTSTANDING–100.00%	$138,821,280

† Non-income producing for the period.

* Standard Class shares.

« Includes $178,525 cash collateral and $160,396 foreign currencies collateral held at broker for futures contracts as of September 30, 2016.

LVIP Managed Risk Profile 2020 Fund–1

LVIP Managed Risk Profile 2020 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(12)	British Pound Currency	$(990,440)	$(974,775)	12/20/16	$15,665
(10)	E-mini MSCI Emerging Markets Index	(463,297)	(456,250)	12/19/16	7,047
(4)	E-mini Russell 2000 Index	(502,452)	(499,320)	12/19/16	3,132
(30)	E-mini S&P 500 Index	(3,264,518)	(3,240,600)	12/19/16	23,918
(4)	E-mini S&P MidCap 400 Index	(631,137)	(619,840)	12/19/16	11,297
(5)	Euro Currency	(705,371)	(704,812)	12/20/16	559
(19)	Euro STOXX 50 Index	(642,004)	(639,029)	12/19/16	2,975
(11)	FTSE 100 Index	(950,835)	(977,718)	12/19/16	(26,883)
(4)	Japanese Yen Currency	(489,922)	(494,525)	12/20/16	(4,603)
(3)	Nikkei 225 Index (OSE)	(499,972)	(486,662)	12/9/16	13,310

					$46,417

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

LVIP Managed Risk Profile 2020 Fund–2

LVIP Managed Risk Profile 2020 Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Managed Risk Profile 2020 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$101,563,218

Aggregate unrealized appreciation	$36,748,277
Aggregate unrealized depreciation	(18,161)

Net unrealized appreciation	$36,730,116

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)(e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Affiliated Investments	$127,977,552
Unaffiliated Investments	10,315,782

Total	$138,293,334

Futures Contracts	$46,417

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP

LVIP Managed Risk Profile 2020 Fund–3

LVIP Managed Risk Profile 2020 Fund

Notes (continued)

3. Transactions with Affiliates (continued)

Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016 were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
LVIP Baron Growth Opportunities Fund	$2,839,045	$162,612	$1,620,057	$(202,430)	$1,317,590	$—	$90,115
LVIP BlackRock Inflation Protected Bond Fund	7,151,935	567,032	2,630,029	30,360	5,314,855	38,591	—
LVIP Clarion Global Real Estate Fund	4,398,201	249,922	892,902	88,264	4,014,739	47,533	—
LVIP Delaware Bond Fund	8,625,154	523,526	3,680,009	35,709	5,910,969	—	—
LVIP Delaware Diversified Floating Rate Fund	1,438,351	109,987	1,570,285	(6,829)	—	—	—
LVIP Delaware Special Opportunities Fund	2,809,299	630,119	637,750	(82,097)	2,705,021	321	367,194
LVIP Global Income Fund	2,857,751	1,567,659	516,126	(10,071)	3,974,176	—	11,267
LVIP JPMorgan High Yield Fund	4,225,642	4,080,403	799,611	(77,445)	7,983,696	10,865	—
LVIP PIMCO Low Duration Bond Fund	5,760,973	463,005	1,035,236	(5,057)	5,275,858	27,784	10,977
LVIP SSGA Bond Index Fund	27,370,895	1,893,391	9,427,927	285,226	21,189,360	27,783	—
LVIP SSGA International Index Fund	26,860,793	4,061,876	9,904,529	22,200	21,489,923	97,021	—
LVIP SSGA Mid-Cap Index Fund	1,407,549	85,161	300,162	(1,850)	1,341,465	1,557	751
LVIP SSGA S&P 500 Index Fund	38,830,107	2,441,441	7,336,037	2,076,376	36,070,827	16,288	457,616
LVIP SSGA Small-Cap Index Fund	1,398,366	2,774,420	307,764	70,635	3,996,055	247	26,478
LVIP SSGA Small-Mid Cap 200 Fund	1,398,576	140,629	311,689	(9,032)	1,359,663	—	68,207
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,854,678	355,085	573,997	(36,879)	2,672,779	—	125,164
LVIP Western Asset Core Bond Fund	—	3,501,898	136,213	(871)	3,360,576	—	—

Total	$140,227,315	$23,608,166	$41,680,323	$2,176,209	$127,977,552	$267,990	$1,157,769

LVIP Managed Risk Profile 2020 Fund–4

LVIP Managed Risk Profile 2030 Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–91.30%
Equity Funds–36.63%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	36,893	$1,519,965
LVIP Delaware Special Opportunities Fund	85,352	3,120,391
LVIP MFS Value Fund	41,530	1,538,274
LVIP SSGA Mid-Cap Index Fund	142,845	1,547,443
LVIP SSGA S&P 500 Index Fund	2,720,666	41,609,871
LVIP SSGA Small-Cap Index Fund	115,614	3,101,935
LVIP SSGA Small-Mid Cap 200 Fund	121,460	1,568,412
†LVIP T. Rowe Price Growth Stock Fund	46,599	1,547,609
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	144,161	3,083,182

		58,637,082

Fixed Income Funds–29.60%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	446,912	4,598,723
LVIP Delaware Bond Fund	243,189	3,491,216
LVIP JPMorgan High Yield Fund	548,925	6,139,726
LVIP PIMCO Low Duration Bond Fund	300,934	3,043,040
LVIP SSGA Bond Index Fund	2,076,417	24,441,508
†LVIP Western Asset Core Bond Fund	570,073	5,672,798

		47,387,011

International Equity Funds–23.16%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	620,519	6,157,414
LVIP MFS International Growth Fund	209,341	3,080,870
LVIP Mondrian International Value Fund	288,495	4,621,105
LVIP SSGA Emerging Markets 100 Fund	183,414	1,552,049
LVIP SSGA International Index Fund	2,552,132	21,675,256

		37,086,694

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
International Fixed Income Fund–1.91%
*Lincoln Variable Insurance Products Trust–
†LVIP Global Income Fund	275,489	$3,056,275

		3,056,275

Total Affiliated Investments (Cost $106,352,932)		146,167,062

UNAFFILIATED INVESTMENTS–8.45%
Commodity Fund–0.96%
**PIMCO Variable Insurance Products Trust–
PIMCO CommodityRealReturn Strategy Portfolio	220,834	1,548,046

		1,548,046

International Equity Funds–3.82%
iShares MSCI Emerging Markets ETF	80,324	3,008,134
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	165,690	3,105,032

		6,113,166

Money Market Fund–3.67%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	5,874,784	5,874,784

		5,874,784

Total Unaffiliated Investments (Cost $13,195,034)		13,535,996

TOTAL VALUE OF SECURITIES–99.75% (Cost $119,547,966)	159,703,058
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.25%	398,772

NET ASSETS APPLICABLE TO 14,469,360 SHARES OUTSTANDING–100.00%	$160,101,830

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $143,171 cash collateral and $166,585 foreign currencies collateral held at broker for futures contracts as of September 30, 2016.

LVIP Managed Risk Profile 2030 Fund–1

LVIP Managed Risk Profile 2030 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(12)	British Pound Currency	$(990,440)	$(974,775)	12/20/16	$15,665
(10)	E-mini MSCI Emerging Markets Index	(463,492)	(456,250)	12/19/16	7,242
(3)	E-mini Russell 2000 Index	(376,783)	(374,490)	12/19/16	2,293
(27)	E-mini S&P 500 Index	(2,940,212)	(2,916,540)	12/19/16	23,672
(3)	E-mini S&P MidCap 400 Index	(473,353)	(464,880)	12/19/16	8,473
(5)	Euro Currency	(705,371)	(704,813)	12/20/16	558
(20)	Euro STOXX 50 Index	(675,794)	(672,662)	12/19/16	3,132
(10)	FTSE 100 Index	(864,396)	(888,835)	12/19/16	(24,439)
(3)	Japanese Yen Currency	(367,442)	(370,894)	12/20/16	(3,452)
(3)	Nikkei 225 Index (OSE)	(501,452)	(486,662)	12/9/16	14,790

					$47,934

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

LVIP Managed Risk Profile 2030 Fund–2

LVIP Managed Risk Profile 2030 Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Managed Risk Profile 2030 Fund (the “Fund”) is an investment company in conformity with U.S generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$119,547,966

Aggregate unrealized appreciation	$40,644,366
Aggregate unrealized depreciation	(489,274)

Net unrealized appreciation	$40,155,092

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)(e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Affiliated Investments	$146,167,062
Unaffiliated Investments	13,535,996

Total	$159,703,058

Futures Contracts	$47,934

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred..

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP

LVIP Managed Risk Profile 2030 Fund–3

LVIP Managed Risk Profile 2030 Fund

Notes (continued)

3. Transactions with Affiliates (continued)

Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016 were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
LVIP Baron Growth Opportunities Fund	$1,525,996	$261,788	$248,382	$490	$1,519,965	$—	$104,027
LVIP BlackRock Inflation Protected Bond Fund	6,150,270	671,861	2,428,923	(7,444)	4,598,723	35,622	—
LVIP Clarion Global Real Estate Fund	4,727,083	1,908,012	789,512	43,260	6,157,414	54,850	—
LVIP Delaware Bond Fund	3,090,265	1,839,374	1,630,439	14,287	3,491,216	—	—
LVIP Delaware Diversified Floating Rate Fund	3,092,129	323,076	3,466,529	(40,767)	—	—	—
LVIP Delaware Special Opportunities Fund	3,020,364	773,905	574,235	(56,329)	3,120,391	371	423,823
LVIP Global Income Fund	4,609,828	361,446	2,017,388	(55,187)	3,056,275	—	12,981
LVIP JPMorgan High Yield Fund	3,028,781	3,207,313	465,633	(33,985)	6,139,726	8,360	—
LVIP MFS International Growth Fund	3,036,306	316,439	498,894	(2,165)	3,080,870	1,175	—
LVIP MFS Value Fund	1,533,010	183,744	255,177	40,900	1,538,274	—	61,861
LVIP Mondrian International Value Fund	3,033,375	2,039,960	547,829	(14,787)	4,621,105	51	156,526
LVIP PIMCO Low Duration Bond Fund	3,096,168	343,497	447,100	(1,253)	3,043,040	16,028	6,332
LVIP SSGA Bond Index Fund	27,870,856	2,749,390	7,641,856	148,561	24,441,508	30,367	—
LVIP SSGA Emerging Markets 100 Fund	1,499,151	1,722,145	2,103,906	(80,206)	1,552,049	5,094	—
LVIP SSGA International Index Fund	25,851,008	3,223,015	7,910,577	538,855	21,675,256	94,310	—
LVIP SSGA Mid-Cap Index Fund	1,513,216	127,267	269,687	5,007	1,547,443	1,797	867
LVIP SSGA S&P 500 Index Fund	41,768,704	3,808,572	6,552,393	1,003,398	41,609,871	18,797	528,087
LVIP SSGA Small-Cap Index Fund	4,511,171	323,537	1,943,738	(305,235)	3,101,935	571	61,143
LVIP SSGA Small-Mid Cap 200 Fund	1,503,891	199,545	292,496	(4,139)	1,568,412	—	78,741
LVIP T. Rowe Price Growth Stock Fund	1,556,001	214,696	227,587	7,121	1,547,609	—	20,945
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	3,068,653	471,390	511,522	8,694	3,083,182	—	144,424
LVIP Western Asset Core Bond Fund	—	5,847,962	188,053	(1,159)	5,672,798	—	—

Total	$149,086,226	$30,917,934	$41,011,856	$1,207,917	$146,167,062	$267,393	$1,599,757

LVIP Managed Risk Profile 2030 Fund–4

LVIP Managed Risk Profile 2040 Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–90.43%
Equity Funds–41.96%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	25,920	$1,067,878
LVIP Delaware Special Opportunities Fund	59,974	2,192,576
LVIP MFS Value Fund	87,546	3,242,713
LVIP SSGA Mid-Cap Index Fund	100,372	1,087,327
LVIP SSGA S&P 500 Index Fund	2,194,893	33,568,689
LVIP SSGA Small-Cap Index Fund	81,237	2,179,598
LVIP SSGA Small-Mid Cap 200 Fund	85,346	1,102,069
†LVIP T. Rowe Price Growth Stock Fund	32,743	1,087,437
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	101,296	2,166,423

		47,694,710

Fixed Income Funds–19.85%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	313,876	3,229,788
LVIP Delaware Bond Fund	110,948	1,592,766
LVIP JPMorgan High Yield Fund	289,349	3,236,373
LVIP PIMCO Low Duration Bond Fund	211,446	2,138,144
LVIP SSGA Bond Index Fund	820,751	9,661,064
†LVIP Western Asset Core Bond Fund	271,323	2,699,939

		22,558,074

International Equity Funds–26.73%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	436,018	4,326,609
LVIP MFS International Growth Fund	294,188	4,329,567
LVIP Mondrian International Value Fund	337,853	5,411,724

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
International Equity Funds (continued)
LVIP SSGA Emerging Markets 100 Fund	257,735	$2,180,953
LVIP SSGA International Index Fund	1,663,309	14,126,484

		30,375,337

International Fixed Income Fund–1.89%
*Lincoln Variable Insurance Products Trust–
†LVIP Global Income Fund	193,570	2,147,466

		2,147,466

Total Affiliated Investments (Cost $70,602,584)		102,775,587

UNAFFILIATED INVESTMENTS–9.30%
Commodity Fund–0.96%
**PIMCO Variable Insurance Products Trust–
PIMCO CommodityRealReturn Strategy Portfolio	155,171	1,087,751

		1,087,751

International Equity Funds–3.78%
iShares MSCI Emerging Markets ETF	56,438	2,113,603
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	116,419	2,181,687

		4,295,290

Money Market Fund–4.56%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	5,183,109	5,183,109

		5,183,109

Total Unaffiliated Investments (Cost $10,348,829)		10,566,150

TOTAL VALUE OF SECURITIES–99.73% (Cost $80,951,413)	113,341,737
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.27%	311,710

NET ASSETS APPLICABLE TO 10,836,845 SHARES OUTSTANDING–100.00%	$113,653,447

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $141,724 cash collateral and $148,303 foreign currencies collateral held at broker for futures contracts as of September 30, 2016.

LVIP Managed Risk Profile 2040 Fund–1

LVIP Managed Risk Profile 2040 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2016:

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(11)	British Pound Currency	$(907,904)	$(893,544)	12/20/16	$14,360
(9)	E-mini MSCI Emerging Markets Index	(417,143)	(410,625)	12/19/16	6,518
(2)	E-mini Russell 2000 Index	(251,188)	(249,660)	12/19/16	1,528
(25)	E-mini S&P 500 Index	(2,722,419)	(2,700,500)	12/19/16	21,919
(3)	E-mini S&P MidCap 400 Index	(473,353)	(464,880)	12/19/16	8,473
(5)	Euro Currency	(705,371)	(704,813)	12/20/16	558
(19)	Euro STOXX 50 Index	(642,004)	(639,029)	12/19/16	2,975
(10)	FTSE 100 Index	(864,396)	(888,835)	12/19/16	(24,439)
(3)	Japanese Yen Currency	(367,442)	(370,894)	12/20/16	(3,452)
(2)	Nikkei 225 Index (OSE)	(333,316)	(324,442)	12/9/16	8,874

					$37,314

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

LVIP Managed Risk Profile 2040 Fund–2

LVIP Managed Risk Profile 2040 Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Managed Risk Profile 2040 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$80,951,413

Aggregate unrealized appreciation	$32,769,005
Aggregate unrealized depreciation	(378,681)

Net unrealized appreciation	$32,390,324

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)(e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Affiliated Investments	$102,775,587
Unaffiliated Investments	10,566,150

Total	$113,341,737

Futures Contracts	$37,314

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP

LVIP Managed Risk Profile 2040 Fund–3

LVIP Managed Risk Profile 2040 Fund

Notes (continued)

3. Transactions with Affiliates (continued)

Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016 were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
LVIP Baron Growth Opportunities Fund	$2,107,739	$239,942	$1,287,856	$313,556	$1,067,878	$—	$72,174
LVIP BlackRock Inflation Protected Bond Fund	3,185,500	326,279	391,412	(19,255)	3,229,788	18,776	—
LVIP Clarion Global Real Estate Fund	3,264,404	1,318,607	462,420	25,980	4,326,609	38,506	—
LVIP Delaware Bond Fund	2,134,126	157,404	813,099	10,463	1,592,766	—	—
LVIP Delaware Diversified Floating Rate Fund	1,067,699	105,104	1,190,161	(4,954)	—	—	—
LVIP Delaware Special Opportunities Fund	2,085,884	520,024	334,110	9,237	2,192,576	261	297,756
LVIP Global Income Fund	2,122,355	227,279	246,533	(9,779)	2,147,466	—	9,138
LVIP JPMorgan High Yield Fund	2,091,722	1,170,733	267,418	(34,637)	3,236,373	5,871	—
LVIP MFS International Growth Fund	4,210,756	381,042	565,997	12,044	4,329,567	1,650	—
LVIP MFS Value Fund	2,117,410	1,285,614	241,853	6,152	3,242,713	—	130,801
LVIP Mondrian International Value Fund	4,190,014	1,612,568	478,818	(30,884)	5,411,724	60	183,186
LVIP PIMCO Low Duration Bond Fund	2,138,181	221,068	254,869	(1,639)	2,138,144	11,266	4,451
LVIP SSGA Bond Index Fund	11,762,325	1,072,281	3,777,408	97,668	9,661,064	13,042	—
LVIP SSGA Emerging Markets 100 Fund	2,070,666	2,323,130	2,798,925	(189,835)	2,180,953	7,136	—
LVIP SSGA International Index Fund	16,795,160	1,903,196	4,822,632	(87,138)	14,126,484	57,831	—
LVIP SSGA Mid-Cap Index Fund	1,045,057	77,750	154,535	(27)	1,087,327	1,262	609
LVIP SSGA S&P 500 Index Fund	34,160,892	2,800,061	5,351,007	969,678	33,568,689	15,156	425,810
LVIP SSGA Small-Cap Index Fund	2,076,848	305,782	391,179	(35,014)	2,179,598	401	42,909
LVIP SSGA Small-Mid Cap 200 Fund	1,038,598	131,016	172,528	(8,794)	1,102,069	—	55,289
LVIP T. Rowe Price Growth Stock Fund	1,074,576	137,348	126,635	7,790	1,087,437	—	14,711
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,119,234	305,796	290,709	(161)	2,166,423	—	101,444
LVIP Western Asset Core Bond Fund	—	2,725,726	32,052	(180)	2,699,939	—	—

Total	$102,859,146	$19,347,750	$24,452,156	$1,030,271	$102,775,587	$171,218	$1,338,278

LVIP Managed Risk Profile 2040 Fund–4

LVIP Managed Risk Profile 2050 Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–87.79%
Equity Funds–48.56%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	7,937	$327,004
LVIP Delaware Special Opportunities Fund	18,363	671,319
LVIP MFS Value Fund	26,805	992,839
LVIP SSGA Mid-Cap Index Fund	61,081	661,693
LVIP SSGA S&P 500 Index Fund	780,191	11,932,243
LVIP SSGA Small-Cap Index Fund	37,309	1,000,995
LVIP SSGA Small-Mid Cap 200 Fund	26,130	337,420
†LVIP T. Rowe Price Growth Stock Fund	20,051	665,904
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	31,015	663,311

		17,252,728

Fixed Income Funds–8.34%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	64,069	659,274
LVIP Delaware Bond Fund	16,800	241,184
LVIP JPMorgan High Yield Fund	88,641	991,447
LVIP PIMCO Low Duration Bond Fund	32,372	327,341
LVIP SSGA Bond Index Fund	27,943	328,915
†LVIP Western Asset Core Bond Fund	41,805	415,999

		2,964,160

International Equity Funds–30.89%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	166,958	1,656,725
LVIP MFS International Growth Fund	67,556	994,223

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
International Equity Funds (continued)
LVIP Mondrian International Value Fund	82,755	$1,325,577
LVIP SSGA Emerging Markets 100 Fund	78,894	667,599
LVIP SSGA International Index Fund	745,356	6,330,305

		10,974,429

Total Affiliated Investments (Cost $25,497,970)		31,191,317

UNAFFILIATED INVESTMENTS–11.98%
Commodity Fund–0.94%
**PIMCO Variable Insurance Products Trust–
PIMCO CommodityRealReturn Strategy Portfolio	47,511	333,055

		333,055

International Equity Funds–4.64%
iShares MSCI Emerging Markets ETF	17,279	647,099
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	53,465	1,001,933

		1,649,032

Money Market Fund–6.40%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	2,274,459	2,274,459

		2,274,459

Total Unaffiliated Investments (Cost $4,215,993)		4,256,546

TOTAL VALUE OF SECURITIES–99.77% (Cost $29,713,963)	35,447,863
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.23%	82,208

NET ASSETS APPLICABLE TO 3,696,324 SHARES OUTSTANDING–100.00%	$35,530,071

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $49,705 cash collateral and $80,296 foreign currencies collateral held at broker for futures contracts as of September 30, 2016.

LVIP Managed Risk Profile 2050 Fund–1

LVIP Managed Risk Profile 2050 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(11)	E-mini S&P 500 Index	$(1,188,324)	$(1,188,220)	12/19/16	$104
(7)	Euro Currency	(985,601)	(986,738)	12/20/16	(1,137)
(23)	Euro STOXX 50 Index	(770,322)	(773,561)	12/19/16	(3,239)

					$(4,272)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

ETF–Exchange-Traded Fund

LVIP Managed Risk Profile 2050 Fund–2

LVIP Managed Risk Profile 2050 Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Managed Risk Profile 2050 Fund (the “Fund”) is an investment company in conformity with U.S generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invest a significant portion of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$29,713,963

Aggregate unrealized appreciation	$5,806,504
Aggregate unrealized depreciation	(72,604)

Net unrealized appreciation	$5,733,900

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)(e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Affiliated Investments	$31,191,317
Unaffiliated Investments	4,256,546

Total	$35,447,863

Futures Contracts	$(4,272)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP

LVIP Managed Risk Profile 2050 Fund–3

LVIP Managed Risk Profile 2050 Fund

Notes (continued)

3. Transactions with Affiliates (continued)

Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016 were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
LVIP Baron Growth Opportunities Fund	$272,696	$88,057	$29,403	$(4,633)	$327,004	$—	$22,216
LVIP BlackRock Inflation Protected Bond Fund	549,485	138,294	49,226	(2,372)	659,274	3,806	—
LVIP Clarion Global Real Estate Fund	1,125,867	574,466	124,044	(4,819)	1,656,725	15,605	—
LVIP Delaware Bond Fund	276,424	55,371	106,761	1,566	241,184	—	—
LVIP Delaware Special Opportunities Fund	539,808	228,558	72,572	(4,536)	671,319	79	90,616
LVIP JPMorgan High Yield Fund	812,566	181,848	104,405	(9,384)	991,447	2,678	—
LVIP MFS International Growth Fund	817,207	195,420	89,168	(2,885)	994,223	377	—
LVIP MFS Value Fund	547,835	479,168	77,621	(1,815)	992,839	—	39,654
LVIP Mondrian International Value Fund	1,084,313	298,121	77,658	(11,607)	1,325,577	15	44,613
LVIP PIMCO Low Duration Bond Fund	276,600	69,715	23,821	(211)	327,341	1,713	677
LVIP SSGA Bond Index Fund	553,294	130,096	384,311	10,454	328,915	721	—
LVIP SSGA Emerging Markets 100 Fund	804,279	502,501	826,057	(51,828)	667,599	2,158	—
LVIP SSGA International Index Fund	6,247,793	1,647,143	1,749,838	(110,083)	6,330,305	27,750	—
LVIP SSGA Mid-Cap Index Fund	270,434	386,466	32,376	(1,129)	661,693	384	185
LVIP SSGA S&P 500 Index Fund	9,389,774	2,649,607	793,871	(17,638)	11,932,243	5,204	146,210
LVIP SSGA Small-Cap Index Fund	1,343,764	228,166	637,294	(112,387)	1,000,995	183	19,582
LVIP SSGA Small-Mid Cap 200 Fund	268,761	76,549	38,809	(1,121)	337,420	—	16,826
LVIP T. Rowe Price Growth Stock Fund	556,013	154,177	51,652	(1,930)	665,904	—	8,952
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	548,327	164,725	61,527	(5,309)	663,311	—	30,859
LVIP Western Asset Core Bond Fund	—	419,218	4,178	(25)	415,999	—	—

Total	$26,285,240	$8,667,666	$5,334,592	$(331,692)	$31,191,317	$60,673	$420,390

LVIP Managed Risk Profile 2050 Fund–4

LVIP MFS International Equity Managed Volatility Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–93.11%
Equity Fund–9.30%
*Lincoln Variable Insurance Products Trust–
LVIP MFS Value Fund	535,323	$19,828,375

		19,828,375

International Equity Funds–83.81%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	9,444,524	138,995,056
MFS® Variable Insurance Trust II–
XMFS® Research International Portfolio	2,852,156	39,816,095

		178,811,151

Total Affiliated Investments (Cost $184,686,771)		198,639,526

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–6.58%
Money Market Fund–6.58%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	14,044,932	$14,044,932

Total Unaffiliated Investment (Cost $14,044,932)		14,044,932

TOTAL VALUE OF SECURITIES–99.69% (Cost $198,731,703)	212,684,458
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.31%	669,683

NET ASSETS APPLICABLE TO 22,476,663 SHARES OUTSTANDING–100.00%	$213,354,141

*	Standard Class shares.

X	Initial Class.

«	Includes $9,010,835 cash collateral held at broker and $8,335,507 foreign currencies collateral due to broker for futures contracts as of September 30, 2016.

The following futures contracts were outstanding at September 30, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(17)	British Pound Currency	$(1,402,564)	$(1,380,931)	12/20/16	$21,633
(9)	E-mini S&P 500 Index	(958,419)	(972,180)	12/19/16	(13,761)
(17)	Euro Currency	(2,399,507)	(2,396,363)	12/20/16	3,144
(72)	Euro STOXX 50 Index	(2,395,119)	(2,421,583)	12/19/16	(26,464)
(16)	FTSE 100 Index	(1,382,131)	(1,422,136)	12/19/16	(40,005)
(14)	Japanese Yen Currency	(1,712,077)	(1,730,838)	12/20/16	(18,761)
(10)	Nikkei 225 Index (OSE)	(1,614,260)	(1,622,208)	12/9/16	(7,948)

					$(82,162)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

LVIP MFS International Equity Managed Volatility Fund–1

LVIP MFS International Equity Managed Volatility Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS International Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in other mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$198,731,703

Aggregate unrealized appreciation	$13,952,755
Aggregate unrealized depreciation	—

Net unrealized appreciation	$13,952,755

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Affiliated Investments	$198,639,526
Unaffiliated Investment	14,044,932

Total	$212,684,458

Futures Contracts	$(82,162)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP MFS International Equity Managed Volatility Fund–2

LVIP MFS International Equity Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016 were as follows:

	Value 12/31/15	Purchases	Sales	Net realized Gain(Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
LVIP MFS International Growth Fund	$168,851,121	$21,251,344	$56,998,042	$(8,509,263)	$138,995,056	$52,258	$—
LVIP MFS Value Fund	—	19,815,185	2,013,194	25,922	19,828,375	—	786,387
MFS® Research International Portfolio	—	37,771,382	2,544,056	21,355	39,816,095	606,485	—

Total	$168,851,121	$78,837,911	$61,555,292	$(8,461,986)	$198,639,526	$658,743	$786,387

LVIP MFS International Equity Managed Volatility Fund–3

LVIP MFS International Growth Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.79%
Australia–1.14%
Brambles	952,763	$8,782,126
Oil Search	724,503	3,990,216

		12,772,342

Brazil–0.40%
Ambev ADR	738,678	4,498,549

		4,498,549

Canada–3.79%
Canadian National Railway	407,858	26,673,913
Element Financial	381,146	4,770,317
Ritchie Bros Auctioneers	83,292	2,918,505
Suncor Energy	294,313	8,170,189

		42,532,924

☐China–2.37%
†Alibaba Group Holding ADR	147,504	15,604,448
†Baidu ADR	42,462	7,731,056
Hengan International Group	385,000	3,212,913
Want Want China Holdings	113,000	70,324

		26,618,741

Denmark–1.80%
Carlsberg Class B	110,211	10,533,296
Novo Nordisk Class B	232,869	9,705,681

		20,238,977

France–17.16%
Air Liquide	124,016	13,299,050
Danone	448,474	33,300,470
Dassault Systemes	154,254	13,390,863
Essilor International	101,205	13,054,992
Kering	63,206	12,753,898
Legrand	93,670	5,521,764
L’Oreal	104,777	19,803,853
LVMH Moet Hennessy Louis Vuitton	156,549	26,693,322
Pernod Ricard	228,495	27,061,628
Publicis Groupe	119,856	9,069,238
Schneider Electric	266,979	18,572,092

		192,521,170

Germany–10.34%
Bayer	191,621	19,244,552
Brenntag	194,062	10,605,274
Fresenius Medical Care & Co.	168,213	14,716,275
GEA Group	156,516	8,701,821
Linde	92,637	15,740,949
†QIAGEN	224,217	6,182,381
SAP	298,129	27,264,610
Symrise	184,142	13,503,984

		115,959,846

■Hong Kong–3.50%
AIA Group	5,411,800	36,392,971

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Dairy Farm International Holdings	402,900	$2,863,932

		39,256,903

India–1.79%
HDFC Bank ADR	204,297	14,686,911
ITC	1,499,841	5,442,713

		20,129,624

Ireland–3.64%
Accenture Class A	240,722	29,409,007
Paddy Power Betfair	101,184	11,398,196

		40,807,203

Israel–1.78%
Nice ADR	297,830	19,936,740

		19,936,740

Italy–1.12%
Prysmian	479,106	12,545,627

		12,545,627

Japan–9.64%
AEON Financial Service	277,900	4,864,411
Japan Tobacco	310,200	12,698,108
Keyence	10,100	7,400,165
Nippon Paint Holdings	170,900	5,718,797
Obic	192,100	10,229,103
Shiseido	202,000	5,350,112
SoftBank Group	168,700	10,933,212
Sundrug	186,200	15,629,498
Terumo.	357,900	13,766,843
TOTO	253,600	9,587,879
Unicharm	293,400	7,613,008
Yamato Holdings	189,200	4,410,175

		108,201,311

Mexico–0.69%
Grupo Financiero Banorte	1,024,074	5,376,062
Grupo Financiero Inbursa	1,512,866	2,387,535

		7,763,597

Netherlands–1.23%
Akzo Nobel	204,098	13,805,175

		13,805,175

Peru–0.46%
Credicorp	33,660	5,123,725

		5,123,725

Republic of Korea–0.30%
NAVER	4,197	3,378,850

		3,378,850

LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore–0.97%
DBS Group Holdings	962,200	$10,917,942

		10,917,942

Spain–1.32%
Amadeus IT Holding	296,937	14,821,004

		14,821,004

Sweden–1.55%
Atlas Copco Class A	194,086	5,842,869
Telefonaktiebolaget LM Ericsson Class B	1,592,663	11,499,479

		17,342,348

Switzerland–13.64%
†Julius Baer Group	144,344	5,883,746
Nestle	558,528	44,103,649
Novartis	362,315	28,594,018
Roche Holding	170,968	42,485,310
Sonova Holding	50,445	7,152,911
UBS Group	1,813,168	24,768,707

		152,988,341

Taiwan–2.18%
MediaTek	629,000	4,829,410
Taiwan Semiconductor Manufacturing ADR	643,084	19,671,940

		24,501,350

United Kingdom–16.01%
Burberry Group	534,580	9,539,197
Compass Group	1,256,100	24,326,453
Croda International	168,232	7,591,341
Diageo	622,841	17,840,396
Experian.	428,759	8,565,736
HSBC Holdings	2,400,832	18,046,500
Intertek Group	246,042	11,107,289
Reckitt Benckiser Group	243,663	22,939,634
†Rolls-Royce Holdings	1,149,888	10,728,112
Shire	36,433	2,355,874
Smith & Nephew	548,816	8,851,515
Weir Group	474,139	10,443,029
Whitbread	251,560	12,767,259
WPP	616,614	14,493,902

		179,596,237

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States–1.97%
†Mettler-Toledo International	52,680	$22,116,644

		22,116,644

Total Common Stock (Cost $962,193,497)		1,108,375,170

MONEY MARKET FUND–0.65%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	7,249,293	7,249,293

Total Money Market Fund (Cost $7,249,293)		7,249,293

LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.44% (Cost $969,442,790)	$1,115,624,463
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.56%	6,329,759

NET ASSETS APPLICABLE TO 76,240,222 SHARES OUTSTANDING–100.00%	$1,121,954,222

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

☐	Securities listed and traded on the Hong Kong Stock Exchange.

The following foreign currency exchange contracts were outstanding at September 30, 2016:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	CAD	569,285	USD	(434,705)	10/3/16	$(770)
BBH	CAD	360,179	USD	(273,728)	10/4/16	821
BBH	CAD	(62,717)	USD	47,786	10/5/16	(21)
BBH	CHF	(546,373)	USD	562,645	10/4/16	108
BBH	DKK	(496,839)	USD	74,942	10/4/16	(33)
BBH	HKD	(517,236)	USD	66,705	10/4/16	17
BCLY	GBP	(544,840)	USD	706,440	10/4/16	177
DB	SEK	(546,300)	USD	63,666	10/4/16	(28)
GSC	CAD	196,200	USD	(149,912)	10/3/16	(359)
GSC	HKD	(337,098)	USD	43,466	10/3/16	4
GSC	MXN	(569,846)	USD	29,379	10/5/16	8
SSB	EUR	(1,144,641)	USD	1,285,318	10/4/16	(751)

						$(827)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

BAML–Bank of America Merrill Lynch

BBH–Brown Brothers Harriman

BCLY–Barclays Bank

CAD–Canadian Dollar

CHF–Swiss Franc

DB–Deutsche Bank

DKK–Danish Krone

EUR–Euro

GBP–British Pound Sterling

GSC–Goldman Sachs Capital

HKD–Hong Kong Dollar

MXN–Mexican Peso

SSB–State Street Bank

SEK–Swedish Krona

USD–United States Dollar

LVIP MFS International Growth Fund–3

LVIP MFS International Growth Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS International Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$969,442,790

Aggregate unrealized appreciation	$232,480,878
Aggregate unrealized depreciation	(86,299,205)

Net unrealized appreciation	$146,181,673

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP MFS International Growth Fund–4

LVIP MFS International Growth Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Total
Common Stock
Australia	$—	$12,772,342	$12,772,342
Brazil	4,498,549	—	4,498,549
Canada	42,532,924	—	42,532,924
China	23,335,504	3,283,237	26,618,741
Denmark	—	20,238,977	20,238,977
France	—	192,521,170	192,521,170
Germany	—	115,959,846	115,959,846
Hong Kong	—	39,256,903	39,256,903
India	14,686,911	5,442,713	20,129,624
Ireland	29,409,007	11,398,196	40,807,203
Israel	19,936,740	—	19,936,740
Italy	—	12,545,627	12,545,627
Japan	—	108,201,311	108,201,311
Mexico	7,763,597	—	7,763,597
Netherlands	—	13,805,175	13,805,175
Peru	5,123,725	—	5,123,725
Republic of Korea	—	3,378,850	3,378,850
Singapore	—	10,917,942	10,917,942
Spain	—	14,821,004	14,821,004
Sweden	—	17,342,348	17,342,348
Switzerland	—	152,988,341	152,988,341
Taiwan	19,671,940	4,829,410	24,501,350
United Kingdom	—	179,596,237	179,596,237
United States	22,116,644	—	22,116,644
Money Market Fund	7,249,293	—	7,249,293

Total	$196,324,834	$919,299,629	$1,115,624,463

Foreign Currency Exchange Contracts	$—	$(827)	$(827)

There were no Level 3 investments at the beginning or end of the period.

As a result of utilizing international fair value pricing at September 30, 2016, the majority of the Fund’s common stock was categorized as Level 2.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP MFS International Growth Fund–5

LVIP MFS Value Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.28%
Aerospace & Defense–3.91%
Lockheed Martin	63,572	$15,239,480
Northrop Grumman	53,612	11,470,287
Rockwell Collins	42,798	3,609,583
United Technologies	161,659	16,424,554

		46,743,904

Air Freight & Logistics–1.40%
United Parcel Service Class B	153,006	16,732,736

		16,732,736

Auto Components–2.98%
Delphi Automotive	141,820	10,114,602
Johnson Controls International	549,088	25,549,065

		35,663,667

Automobiles–0.47%
Harley-Davidson	107,178	5,636,491

		5,636,491

Banks–11.53%
BB&T	63,010	2,376,737
Citigroup	344,421	16,267,004
JPMorgan Chase & Co.	784,433	52,235,393
PNC Financial Services Group	125,780	11,331,520
US Bancorp	514,829	22,081,016
Wells Fargo & Co.	762,161	33,748,489

		138,040,159

Beverages–1.11%
Diageo	465,280	13,327,285

		13,327,285

Capital Markets–6.87%
Bank of New York Mellon	291,785	11,636,386
BlackRock	30,659	11,112,661
Franklin Resources	274,375	9,759,519
Goldman Sachs Group	126,222	20,355,822
Moody’s	54,250	5,874,190
Nasdaq	174,200	11,765,468
S&P Global	20,728	2,623,336
State Street	131,451	9,152,933

		82,280,315

Chemicals–3.09%
EI du Pont de Nemours & Co.	140,867	9,433,863
Monsanto	44,693	4,567,625
PPG Industries	222,431	22,990,468

		36,991,956

Consumer Finance–0.83%
American Express	155,739	9,973,526

		9,973,526

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging–0.52%
†Crown Holdings	109,412	$6,246,331

		6,246,331

Diversified Telecommunication Services–1.51%
Verizon Communications	348,513	18,115,706

		18,115,706

Electric Utilities–1.04%
Duke Energy	123,772	9,906,711
Xcel Energy	63,148	2,597,909

		12,504,620

Electrical Equipment–0.99%
Eaton	180,291	11,846,922

		11,846,922

Energy Equipment & Services–1.34%
National Oilwell Varco	80,384	2,953,308
Schlumberger	166,820	13,118,725

		16,072,033

Food & Staples Retailing–1.55%
CVS Health	207,964	18,506,716

		18,506,716

Food Products–4.79%
Archer-Daniels-Midland	223,737	9,434,989
Danone	94,677	7,030,036
General Mills	234,134	14,956,480
JM Smucker	50,410	6,832,571
Mead Johnson Nutrition	3,408	269,266
Nestle	238,976	18,870,520

		57,393,862

Health Care Equipment & Supplies–5.39%
Abbott Laboratories	340,450	14,397,631
Danaher	174,415	13,672,392
Medtronic	314,115	27,139,536
St. Jude Medical	116,463	9,289,089

		64,498,648

Health Care Providers & Services–1.66%
Cigna	46,143	6,013,356
†Express Scripts Holding	102,173	7,206,262
McKesson	39,821	6,640,152

		19,859,770

Household Durables–0.20%
Newell Brands	45,231	2,381,864

		2,381,864

Household Products–0.50%
Procter & Gamble	67,019	6,014,955

		6,014,955

LVIP MFS Value Fund–1

LVIP MFS Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Industrial Conglomerates–3.96%
3M	139,244	$24,538,970
Honeywell International	195,616	22,806,869

		47,345,839

Insurance–7.66%
Aon	167,594	18,852,649
Chubb	176,631	22,193,685
MetLife	389,819	17,319,658
Prudential Financial	117,425	9,587,751
Travelers	207,076	23,720,556

		91,674,299

IT Services–5.40%
Accenture Class A	275,286	33,631,691
Amdocs	41,609	2,407,081
†Cognizant Technology Solutions Class A	81,413	3,884,214
Fidelity National Information Services	146,304	11,269,797
†Fiserv	50,303	5,003,639
International Business Machines	52,802	8,387,598

		64,584,020

Life Sciences Tools & Services–1.26%
Thermo Fisher Scientific	94,795	15,078,093

		15,078,093

Machinery–2.96%
Caterpillar	33,232	2,950,005
Deere & Co.	36,902	3,149,586
Illinois Tool Works	92,117	11,039,301
Ingersoll-Rand	88,284	5,998,015
Pentair	87,990	5,652,478
Stanley Black & Decker	53,689	6,602,673

		35,392,058

Media–4.07%
Comcast Class A	227,892	15,118,355
Interpublic Group	103,990	2,324,177
Omnicom Group	212,734	18,082,390
Time	11,399	165,057
Time Warner	130,611	10,397,942
Walt Disney	28,048	2,604,537

		48,692,458

Multiline Retail–0.70%
Target	122,611	8,420,923

		8,420,923

Oil, Gas & Consumable Fuels–4.02%
Chevron	116,040	11,942,837
EOG Resources	126,945	12,276,851
Exxon Mobil	150,357	13,123,159
Occidental Petroleum	147,902	10,785,014

		48,127,861

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Personal Products–0.38%
†Coty Class A	192,531	$4,524,479

		4,524,479

Pharmaceuticals–7.76%
Johnson & Johnson	354,419	41,867,516
Merck & Co.	297,865	18,589,755
Novartis	37,943	2,994,474
Pfizer	788,272	26,698,773
Roche Holding	10,885	2,704,907

		92,855,425

Professional Services–0.23%
Equifax	20,436	2,750,277

		2,750,277

Road & Rail–1.25%
Canadian National Railway	96,701	6,324,245
Union Pacific	88,926	8,672,953

		14,997,198

Semiconductors & Semiconductor Equipment–1.77%
Analog Devices	41,918	2,701,615
Texas Instruments	263,346	18,481,622

		21,183,237

Software–0.63%
Oracle	191,227	7,511,396

		7,511,396

Specialty Retail–0.27%
Advance Auto Parts	21,277	3,172,826

		3,172,826

Textiles, Apparel & Luxury Goods–0.24%
Hanesbrands	113,258	2,859,765

		2,859,765

Tobacco–3.84%
Altria Group	112,196	7,094,153
Philip Morris International	399,749	38,863,598

		45,957,751

Wireless Telecommunication Services–0.20%
Vodafone Group	828,032	2,374,735

		2,374,735

Total Common Stock (Cost $777,079,874)		1,176,334,106

LVIP MFS Value Fund–2

LVIP MFS Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–1.28%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	15,370,049	$15,370,049

Total Money Market Fund (Cost $15,370,049)		15,370,049

TOTAL VALUE OF SECURITIES–99.56% (Cost $792,449,923)	$1,191,704,155
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.44%	5,231,801

NET ASSETS APPLICABLE TO 32,365,621 SHARES OUTSTANDING–100.00%	$1,196,935,956

†	Non-income producing for the period.

IT–Information Technology

LVIP MFS Value Fund–3

LVIP MFS Value Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Equity securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$792,449,923

Aggregate unrealized appreciation	$409,401,045
Aggregate unrealized depreciation	(10,146,813)

Net unrealized appreciation	$399,254,232

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP MFS Value Fund–4

LVIP MFS Value Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Total
Common Stock
Aerospace & Defense	$46,743,904	$—	$46,743,904
Air Freight & Logistics	16,732,736	—	16,732,736
Auto Components	35,663,667	—	35,663,667
Automobiles	5,636,491	—	5,636,491
Banks	138,040,159	—	138,040,159
Beverages	—	13,327,285	13,327,285
Capital Markets	82,280,315	—	82,280,315
Chemicals	36,991,956	—	36,991,956
Consumer Finance	9,973,526	—	9,973,526
Containers & Packaging	6,246,331	—	6,246,331
Diversified Telecommunication Services	18,115,706	—	18,115,706
Electric Utilities	12,504,620	—	12,504,620
Electrical Equipment	11,846,922	—	11,846,922
Energy Equipment & Services	16,072,033	—	16,072,033
Food & Staples Retailing	18,506,716	—	18,506,716
Food Products	31,493,306	25,900,556	57,393,862
Health Care Equipment & Supplies	64,498,648	—	64,498,648
Health Care Providers & Services	19,859,770	—	19,859,770
Household Durables	2,381,864	—	2,381,864
Household Products	6,014,955	—	6,014,955
Industrial Conglomerates	47,345,839	—	47,345,839
Insurance	91,674,299	—	91,674,299
IT Services	64,584,020	—	64,584,020
Life Sciences Tools & Services	15,078,093	—	15,078,093
Machinery	35,392,058	—	35,392,058
Media	48,692,458	—	48,692,458
Multiline Retail	8,420,923	—	8,420,923
Oil, Gas & Consumable Fuels	48,127,861	—	48,127,861
Personal Products	4,524,479	—	4,524,479
Pharmaceuticals	87,156,044	5,699,381	92,855,425
Professional Services	2,750,277	—	2,750,277
Road & Rail	14,997,198	—	14,997,198
Semiconductors & Semiconductor Equipment	21,183,237	—	21,183,237
Software	7,511,396	—	7,511,396
Specialty Retail	3,172,826	—	3,172,826
Textiles, Apparel & Luxury Goods	2,859,765	—	2,859,765
Tobacco	45,957,751	—	45,957,751
Wireless Telecommunication Services	—	2,374,735	2,374,735
Money Market Fund	15,370,049	—	15,370,049

Total	$1,144,402,198	$47,301,957	$1,191,704,155

There were no Level 3 investments at the beginning or end of the period.

As a result of utilizing international fair value pricing at September 30, 2016, a portion of the portfolio was categorized as Level 2.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP MFS Value Fund–5

LVIP Mondrian International Value Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–99.25%
Australia–1.21%
QBE Insurance Group	1,984,893	$14,202,917

		14,202,917

Denmark–0.95%
ISS	267,092	11,098,937

		11,098,937

France–6.08%
Cie de Saint-Gobain	576,322	24,937,464
†*=GDF Suez VVPR Strip	60,186	0
Sanofi	442,752	33,715,983
Societe Generale	362,960	12,556,335

		71,209,782

Germany–9.15%
Allianz	165,659	24,618,621
Bayerische Motoren Werke	12,805	1,078,120
Daimler	311,405	21,962,670
Deutsche Telekom	1,589,419	26,703,063
†RWE	207,299	3,579,954
SAP	318,897	29,163,893

		107,106,321

■Hong Kong–1.64%
China Mobile	1,558,000	19,139,047

		19,139,047

Italy–3.73%
Enel	4,135,024	18,428,655
Eni	1,749,106	25,205,135

		43,633,790

Japan–18.15%
Canon	996,200	28,922,054
Honda Motor	1,189,900	34,340,872
Hoya	273,200	10,990,245
Kirin Holdings	2,030,400	33,744,628
Mitsubishi Electric	1,385,000	17,751,143
NTT DOCOMO	275,700	7,003,611
Shin-Etsu Chemical	80,700	5,630,669
Sumitomo Electric Industries	149,900	2,119,093
Takeda Pharmaceutical	724,400	34,720,233
Tokio Marine Holdings	639,100	24,509,473
Tokyo Electron	143,100	12,647,747

		212,379,768

Netherlands–5.70%
Koninklijke Ahold Delhaize	1,205,835	27,464,057
Royal Dutch Shell Class B	1,514,033	39,252,367

		66,716,424

Singapore–6.73%
Ascendas Real Estate Investment Trust	4,584,500	8,488,133
Jardine Matheson Holdings	197,100	11,946,231

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore (continued)
Sembcorp Industries	3,685,800	$7,053,697
Singapore Telecommunications	7,768,600	22,722,320
United Overseas Bank	2,062,598	28,616,051

		78,826,432

Spain–5.29%
Banco Santander	1,475,736	6,546,874
Iberdrola	4,651,504	31,627,461
Telefonica	2,343,061	23,695,484

		61,869,819

Sweden–3.84%
Telefonaktiebolaget LM Ericsson Class B	2,043,922	14,757,697
Telia	6,751,680	30,241,349

		44,999,046

Switzerland–13.79%
†ABB.	1,809,734	40,787,737
Nestle	360,457	28,463,155
Novartis	285,702	22,547,695
Syngenta	91,660	40,141,812
†Zurich Insurance Group	114,104	29,426,746

		161,367,145

Taiwan–1.76%
Taiwan Semiconductor Manufacturing	721,000	4,238,142
Taiwan Semiconductor Manufacturing ADR	534,716	16,356,962

		20,595,104

United Kingdom–21.23%
Amec Foster Wheeler	1,737,612	12,889,556
BP	5,043,678	29,398,281
G4S	6,710,233	19,786,637
GlaxoSmithKline	1,770,825	37,715,999
Kingfisher	5,367,853	26,190,097
Lloyds Banking Group	37,787,826	26,697,697
National Grid	1,766,522	24,948,294
Pearson	1,490,866	14,574,192
Tesco	12,906,968	30,569,555
Unilever	543,500	25,718,478

		248,488,786

Total Common Stock (Cost $1,128,882,321)		1,161,633,318

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.44%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	5,126,792	$5,126,792

Total Money Market Fund (Cost $5,126,792)		5,126,792

TOTAL VALUE OF SECURITIES–99.69% (Cost $1,134,009,113)	$1,166,760,110
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.31%	3,680,398

NET ASSETS APPLICABLE TO 73,104,655 SHARES OUTSTANDING–100.00%	$1,170,440,508

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

*	If dividend payments are received, the tax withholding rate is at a reduced amount of 15%, rather than 25%.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2016, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.

The following foreign currency exchange contracts were outstanding at September 30, 2016:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	CHF	(116,513)	USD	119,617	10/3/16	$(336)
BNYM	EUR	20,482	USD	(22,887)	10/3/16	125
BNYM	JPY	4,404,542	USD	(43,774)	10/3/16	(334)
BNYM	JPY	3,678,751	USD	(36,365)	10/5/16	(81)
NTI	SGD	189,857	USD	(139,256)	10/4/16	(29)

						$(655)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

BNYM–Bank of New York Mellon

CHF–Swiss Franc

EUR–Euro

JPY–Japanese Yen

SGD–Singapore Dollar

NTI–Northern Trust Investments

USD–United States Dollar

VVPR Strip–Dividend Coupon

LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Mondrian International Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,134,009,113

Aggregate unrealized appreciation	$212,194,969
Aggregate unrealized depreciation	(179,443,972)

Net unrealized appreciation	$32,750,997

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Mondrian International Value Fund–3

LVIP Mondrian International Value Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Total
Common Stock
Australia	$—	$14,202,917	$14,202,917
Denmark	—	11,098,937	11,098,937
France	—	71,209,782	71,209,782
Germany	—	107,106,321	107,106,321
Hong Kong	—	19,139,047	19,139,047
Italy	—	43,633,790	43,633,790
Japan	—	212,379,768	212,379,768
Netherlands	—	66,716,424	66,716,424
Singapore	11,946,231	66,880,201	78,826,432
Spain	—	61,869,819	61,869,819
Sweden	—	44,999,046	44,999,046
Switzerland	—	161,367,145	161,367,145
Taiwan	16,356,962	4,238,142	20,595,104
United Kingdom	—	248,488,786	248,488,786
Money Market Fund	5,126,792	—	5,126,792

Total	$33,429,985	$1,133,330,125	$1,166,760,110

Foreign Currency Exchange Contracts	$—	$(655)	$(655)

The value of Level 3 investments was zero at the end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Mondrian International Value Fund–4

LVIP Multi-Manager Global Equity Managed Volatility Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–36.39%
Equity Funds–19.57%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA S&P 500 Index Fund	380,448	$5,818,565
LVIP SSGA Small-Cap Index Fund	87,303	2,342,332

		8,160,897

International Equity Funds–16.82%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	158,077	2,326,414
LVIP SSGA International Index Fund	551,707	4,685,646

		7,012,060

Total Affiliated Investments (Cost $14,688,897)		15,172,957

UNAFFILIATED INVESTMENTS–63.40%
Equity Funds–44.67%
XAmerican Century VP–Mid Cap Value Fund	119,030	2,350,842
**BlackRock Equity Dividend Fund	86,714	1,927,645
#ClearBridge® – Variable Appreciation Portfolio	52,502	1,926,287
XFidelity® Variable Life Insurance Products–Fidelity® VIP Mid Cap Portfolio	83,934	2,736,252
XFidelity® –VIP Contrafund® Portfolio	94,813	3,101,344

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
Equity Funds (continued)
✢Franklin Templeton Variable Insurance Products Trust–
Mutual Shares VIP Fund	100,772	$1,940,865
✢Franklin Templeton Variable Insurance Products Trust–
Templeton Growth Securities	175,020	2,320,760
#Invesco V.I. Comstock Fund	23,048	391,355
#Invesco V.I. Core Equity Fund	56,453	1,929,570

		18,624,920

International Equity Funds–12.20%
**DFA International Core Equity Portfolio	266,041	3,136,618
iShares Core MSCI Emerging Markets ETF	42,720	1,948,459

		5,085,077

Money Market Fund–6.53%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	2,721,189	2,721,189

		2,721,189

Total Unaffiliated Investments (Cost $27,029,857)		26,431,186

TOTAL VALUE OF SECURITIES–99.79% (Cost $41,718,754)	41,604,143
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	88,324

NET ASSETS APPLICABLE TO 4,492,565 SHARES OUTSTANDING–100.00%	$41,692,467

#	Series I shares.

*	Standard Class shares.

**	Institutional Class shares.

X	Initial Class.

✢	Class 1 shares.

«	Includes $860,911 cash collateral held at broker and $800,003 foreign currencies collateral due to broker for futures contracts as of September 30, 2016.

LVIP Multi-Manager Global Equity Managed Volatility Fund–1

LVIP Multi-Manager Global Equity Managed Volatility Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1	British Pound Currency	$ 81,277	$81,231	12/20/16	$(46)
1	E-mini MSCI Emerging Markets Index	45,362	45,625	12/19/16	263
5	E-mini S&P 500 Index	535,698	540,100	12/19/16	4,402
1	Euro Currency	139,821	140,963	12/20/16	1,142
7	Euro STOXX 50 Index	234,029	235,432	12/19/16	1,403
1	FTSE 100 Index	88,184	88,883	12/19/16	700
1	Japanese Yen Currency	124,509	123,631	12/20/16	(878)
1	Nikkei 225 Index (OSE)	164,100	162,220	12/9/16	(1,880)

					$5,106

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

LVIP Multi-Manager Global Equity Managed Volatility Fund–2

LVIP Multi-Manager Global Equity Managed Volatility Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)– LVIP Multi-Manager Global Equity Managed Volatility Fund is an investment company in conformity with U.S generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies including exchange-traded Funds (“ETFs”) that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Future contracts are valued at the daily quoted settlement prices.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$41,718,754

Aggregate unrealized appreciation	$920,093
Aggregate unrealized depreciation	(1,034,704)

Net unrealized depreciation	$(114,611)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Affiliated Investments	$15,172,957
Unaffiliated Investments	26,431,186

Total	$41,604,143

Futures Contracts	$5,106

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Multi-Manager Global Equity Managed Volatility Fund–3

LVIP Multi-Manager Global Equity Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940 are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Funds held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds or ETFs). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016 were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
LVIP MFS International Growth Fund	$1,958,538	$367,200	$162,418	$(9,058)	$2,326,414	$898	$—
LVIP SSGA International Index Fund	4,556,810	1,397,265	1,425,380	(206,332)	4,685,646	22,594	—
LVIP SSGA S&P 500 Index Fund	4,970,070	986,905	470,668	(15,741)	5,818,565	2,659	74,711
LVIP SSGA Small-Cap Index Fund	2,254,824	529,942	658,952	(59,324)	2,342,332	435	46,567

Total	$13,740,242	$3,281,312	$2,717,418	$(290,455)	$15,172,957	$26,586	$121,278

LVIP Multi-Manager Global Equity Managed Volatility Fund–4

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY ASSET-BACKED SECURITY–0.27%
#•Navient Student Loan Trust Series 2016-5A A 144A 1.775% 6/25/65	3,061,292	$3,084,252

Total Agency Asset-Backed Security (Cost $3,061,292)		3,084,252

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.80%
•Fannie Mae REMICs Series 2011-86 NF 1.075% 9/25/41	3,709,366	3,720,885
GNMA
•Series 2016-H11 F 1.294% 5/20/66	2,691,933	2,694,642
•Series 2016-H17 FC 1.362% 8/20/66	2,697,325	2,702,342

Total Agency Collateralized Mortgage Obligations (Cost $9,104,764)		9,117,869

AGENCY MORTGAGE-BACKED SECURITY–3.59%
Federal Home Loan Mortgage 1.25% 8/15/19	41,000,000	41,002,460

Total Agency Mortgage-Backed Security (Cost $40,987,700)		41,002,460

CORPORATE BONDS–73.19%
Aerospace & Defense–0.13%
Embraer Overseas 6.375% 1/24/17	1,500,000	1,522,500

		1,522,500

Air Freight & Logistics–0.62%
#@Aviation Capital Group 144A 2.875% 9/17/18	4,680,000	4,744,350
#SMBC Aviation Capital Finance 144A 2.65% 7/15/21	2,300,000	2,305,725

		7,050,075

Airlines–0.45%
¿Northwest Airlines 2002-1 Class G-2 Pass Through Trust 6.264% 11/20/21	355,767	386,025
¿UAL 2009-1 Pass Through Trust 10.40% 11/1/16	1,681,504	1,685,624
¿UAL 2009-2A Pass Through Trust 9.75% 1/15/17	2,338,558	2,395,712
#Virgin Australia Trust 2013-1A Series 144A 5.00% 10/23/23	255,033	264,597
#@WestJet Airlines 144A 3.50% 6/16/21	450,000	461,643

		5,193,601

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Auto Components–0.33%
Delphi Automotive 3.15% 11/19/20		3,600,000	$3,731,083

			3,731,083

Automobiles–7.71%
Daimler Finance North America
#144A 1.375% 8/1/17		3,000,000	3,001,752
#•144A 1.598% 7/5/19		1,500,000	1,504,301
#×144A 1.65% 3/2/18		1,000,000	1,002,138
#144A 1.65% 5/18/18		2,600,000	2,606,308
#×144A 2.00% 8/3/18		10,025,000	10,110,724
#144A 2.70% 8/3/20		2,400,000	2,477,791
Ford Motor Credit
•×2.241% 1/8/19		7,700,000	7,831,100
2.943% 1/8/19		3,400,000	3,484,160
General Motors 3.50% 10/2/18		5,200,000	5,363,005
General Motors Financial
•2.025% 4/10/18		2,500,000	2,508,435
•2.24% 1/15/20		800,000	794,154
2.40% 4/10/18		1,000,000	1,007,592
2.625% 7/10/17		600,000	604,874
3.00% 9/25/17		4,500,000	4,559,652
3.25% 5/15/18		2,500,000	2,545,193
#Hyundai Capital America 144A 1.45% 2/6/17		3,000,000	3,002,892
Hyundai Capital Services
•1.657% 3/18/17		3,000,000	3,001,917
#•144A 1.657% 3/18/17		1,135,000	1,135,725
#Kia Motors 144A 2.625% 4/21/21		4,500,000	4,652,568
Nissan Motor Acceptance
#144A 1.95% 9/12/17		3,180,000	3,192,742
#×144A 2.00% 3/8/19		10,900,000	11,003,637
#@RCI Banque 144A 3.50% 4/3/18		1,000,000	1,028,484
Volkswagen Financial Services 2.375% 11/13/18	GBP	3,691,000	4,907,758
#•Volkswagen Group of America Finance 144A 1.187% 5/23/17		6,720,000	6,703,825

			88,030,727

Banks–17.05%
#@ABN AMRO Bank 144A 1.80% 9/20/19		5,900,000	5,906,018
#Banco Continental via Continental Senior Trustees II Cayman 144A 5.75% 1/18/17		2,000,000	2,020,726
#Banco do Brasil 144A 6.00% 1/22/20		300,000	322,500
Bank of America
•1.435% 8/25/17		1,000,000	1,001,243
×6.875% 4/25/18		8,383,000	9,047,445
6.875% 11/15/18		1,200,000	1,330,397

LVIP PIMCO Low Duration Bond Fund–1

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
•Barclays 2.917% 8/10/21		2,800,000	$2,860,659
#Barclays Bank 144A 6.05% 12/4/17		1,175,000	1,229,346
CIT Group
4.25% 8/15/17		8,600,000	8,772,000
5.00% 5/15/17		665,000	678,300
5.25% 3/15/18		500,000	522,500
#144A 5.50% 2/15/19		2,500,000	2,653,125
•×Citigroup 2.031% 10/26/20		9,700,000	9,763,671
•Cooperatieve Rabobank 8.40% 11/29/49		1,600,000	1,668,291
#•Credit Agricole 144A 1.815% 6/10/20		1,100,000	1,106,147
•Credit Suisse 1.645% 9/12/17		6,000,000	6,007,434
Credit Suisse Group Funding Guernsey
#144A 3.45% 4/16/21		4,000,000	4,085,680
3.80% 9/15/22		6,800,000	6,955,965
•DBS Bank 3.625% 9/21/22		3,480,000	3,539,445
@Depfa ACS Bank 5.75% 3/28/17		1,100,000	1,120,030
Eksportfinans 5.50% 6/26/17		2,000,000	2,052,420
•HBOS 1.535% 9/6/17		7,000,000	6,988,443
HSBC Holdings
•2.485% 5/25/21		4,100,000	4,182,693
3.60% 5/25/23		6,300,000	6,512,367
•HSBC USA 1.427% 11/13/19		4,500,000	4,443,611
Intesa Sanpaolo 2.375% 1/13/17		10,700,000	10,715,601
JPMorgan Chase
•1.67% 1/23/20		5,500,000	5,555,390
•7.90% 4/29/49		700,000	720,125
KEB Hana Bank 3.50% 10/25/17		3,300,000	3,372,300
Macquarie Bank
#•144A 1.872% 7/29/20		4,000,000	4,004,340
#144A 5.00% 2/22/17		50,000	50,685
Mitsubishi UFJ Trust & Banking
#144A 2.45% 10/16/19		4,000,000	4,069,872
#144A 2.65% 10/19/20		5,200,000	5,328,029
Mizuho Bank
#•144A 1.497% 3/26/18		3,800,000	3,791,727
#144A 2.45% 4/16/19		3,200,000	3,253,161
•MUFG Americas Holdings 1.362% 2/9/18		1,000,000	996,770
•MUFG Capital Finance 4 5.271% 1/29/49	EUR	1,000,000	1,143,009
•MUFG Capital Finance 5 6.299% 1/29/49	GBP	700,000	923,183
•Royal Bank of Scotland 9.50% 3/16/22		5,963,000	6,158,926
•Santander Bank 1.597% 1/12/18		5,000,000	4,978,425
•Santander Holdings USA 2.275% 11/24/17		1,000,000	1,009,021

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Santander U.K.
•2.336% 3/14/19	2,200,000	$2,237,880
2.35% 9/10/19	2,100,000	2,122,587
2.50% 3/14/19	2,000,000	2,030,540
Santander U.K. Group Holdings 2.875% 8/5/21	4,900,000	4,902,416
Shinhan Bank
•1.514% 4/8/17	2,000,000	2,001,242
#•144A 1.514% 4/8/17	1,000,000	1,000,621
#Standard Chartered 144A 2.40% 9/8/19	6,000,000	6,060,612
Sumitomo Mitsui Financial Group 2.058% 7/14/21	4,300,000	4,267,840
•Sumitomo Mitsui Trust Bank Limited 1.584% 9/18/17	11,000,000	11,007,535
UBS Group Funding Jersey
#•144A 2.297% 9/24/20	1,500,000	1,523,646
#144A 3.00% 4/15/21	5,200,000	5,346,385
•United Overseas Bank 2.875% 10/17/22	1,200,000	1,215,204

		194,557,528

Beverages–0.85%
Anheuser-Busch InBev Finance
2.65% 2/1/21	4,400,000	4,544,892
3.30% 2/1/23	4,500,000	4,753,764
#SABMiller Holdings 144A 2.45% 1/15/17	350,000	351,064

		9,649,720

Biotechnology–0.51%
Gilead Sciences 2.55% 9/1/20	5,600,000	5,787,477

		5,787,477

Capital Markets–4.27%
Bear Stearns 7.25% 2/1/18	3,700,000	3,974,192
Goldman Sachs Group
•×1.875% 4/23/20	5,000,000	5,033,555
•2.05% 9/15/20	1,000,000	1,006,218
•2.075% 4/23/21	5,000,000	5,057,800
•2.429% 11/29/23	5,900,000	6,006,224
Industrial Bank of Korea 2.375% 7/17/17	2,250,000	2,268,569
Korea Development Bank
•1.327% 1/22/17	4,000,000	3,999,884
2.25% 8/7/17	2,200,000	2,217,393
3.875% 5/4/17	2,000,000	2,031,704
Macquarie Group
3.00% 12/3/18	6,000,000	6,140,796
7.625% 8/13/19	6,000,000	6,876,888
#144A 7.625% 8/13/19	1,000,000	1,146,148
Morgan Stanley 6.625% 4/1/18	400,000	428,745

LVIP PIMCO Low Duration Bond Fund–2

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
S&P Global 3.30% 8/14/20	2,400,000	$2,521,591

		48,709,707

Chemicals–0.33%
#Air Liquide Finance 144A 1.75% 9/27/21	3,800,000	3,795,858

		3,795,858

Commercial Services & Supplies–0.24%
#@AP Moeller - Maersk 144A 2.875% 9/28/20	2,500,000	2,547,557
#@Penske Truck Leasing 144A 4.875% 7/11/22	175,000	195,530

		2,743,087

Construction & Engineering–0.20%
#@Heathrow Funding 144A 4.875% 7/15/21	300,000	328,132
#Korea Land & Housing 144A 1.875% 8/2/17	1,000,000	1,003,862
#@SBA Tower Trust 144A 3.598% 4/15/18	1,000,000	1,003,996

		2,335,990

Consumer Finance–5.18%
AerCap Ireland Capital
2.75% 5/15/17	4,400,000	4,423,183
5.00% 10/1/21	300,000	321,000
Ally Financial
2.75% 1/30/17	200,000	200,535
3.60% 5/21/18	1,000,000	1,017,500
4.125% 3/30/20	2,100,000	2,142,000
5.50% 2/15/17	7,400,000	7,499,271
#BMW U.S. Capital 144A 1.50% 4/11/19	4,000,000	4,007,764
BOC Aviation
2.875% 10/10/17	1,300,000	1,314,729
3.00% 3/30/20	1,000,000	1,028,360
General Motors Financial 4.75% 8/15/17	4,870,000	5,002,776
International Lease Finance
4.625% 4/15/21	600,000	630,000
5.875% 8/15/22	500,000	555,625
6.25% 5/15/19	3,660,000	3,975,675
8.75% 3/15/17	1,800,000	1,853,800
LeasePlan
#144A 2.50% 5/16/18	4,091,000	4,098,716
#@144A 2.875% 1/22/19	5,770,000	5,827,879
#144A 3.00% 10/23/17	6,000,000	6,063,456
Navient
5.50% 1/15/19	3,900,000	3,968,250

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
6.625% 7/26/21	4,800,000	$4,848,000
8.00% 3/25/20	300,000	322,500

		59,101,019

Diversified Consumer Services–0.40%
#Hutchison Whampoa International 12 II 144A 2.00% 11/8/17	1,000,000	1,005,342
#Hutchison Whampoa International 14 144A 1.625% 10/31/17	3,600,000	3,604,622

		4,609,964

Diversified Financial Services–1.73%
AerCap Ireland Capital 4.625% 10/30/20	2,000,000	2,105,000
#BGC Partners Inc 144A 5.125% 5/27/21	5,200,000	5,450,791
#@Cantor Fitzgerald 144A 6.50% 6/17/22	1,000,000	1,052,187
Synchrony Financial
1.875% 8/15/17	2,000,000	2,004,404
•1.989% 2/3/20	4,200,000	4,110,641
•2.192% 11/9/17	5,000,000	5,036,655

		19,759,678

Diversified Telecommunication Services–3.10%
AT&T
•1.739% 11/27/18	1,647,000	1,666,542
•1.768% 6/30/20	6,100,000	6,156,071
KT
#144A 1.75% 4/22/17	1,000,000	1,002,345
3.875% 1/20/17	6,000,000	6,046,500
Telecom Italia Capital 6.999% 6/4/18	2,900,000	3,143,861
Telefonica Emisiones
•1.513% 6/23/17	1,475,000	1,473,792
6.221% 7/3/17	5,070,000	5,248,763
Verizon Communications
•×1.627% 6/17/19	8,704,000	8,792,868
•2.606% 9/14/18	1,750,000	1,796,475

		35,327,217

Electric Utilities–3.82%
•Cheung Kong Infrastructure Finance BVI 1.557% 6/20/17	3,500,000	3,488,741
#E.On International Finance 144A 5.80% 4/30/18	4,400,000	4,676,456
#Enel Finance International 144A 6.25% 9/15/17	828,000	864,699
Entergy 4.00% 7/15/22	636,000	690,788
Exelon 2.45% 4/15/21	1,300,000	1,327,349
FirstEnergy 2.75% 3/15/18	3,200,000	3,238,314

LVIP PIMCO Low Duration Bond Fund–3

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
#Iberdrola Finance Ireland 144A 5.00% 9/11/19	2,300,000	$2,516,124
#Kentucky Power 144A 6.00% 9/15/17	3,700,000	3,855,415
#Korea East-West Power 144A 2.50% 7/16/17	1,000,000	1,008,209
Korea Hydro & Nuclear Power
#•@144A 1.591% 5/22/17	1,000,000	999,564
#144A 2.875% 10/2/18	1,750,000	1,798,713
Korea Western Power
3.125% 5/10/17	2,800,000	2,826,348
#144A 3.125% 5/10/17	200,000	201,882
Pennsylvania Electric 5.20% 4/1/20	1,400,000	1,514,754
PSEG Power 3.00% 6/15/21	5,340,000	5,500,419
Southern
2.35% 7/1/21	3,000,000	3,060,660
2.95% 7/1/23	5,800,000	6,001,538

		43,569,973

Food & Staples Retailing–0.40%
CVS Health 3.50% 7/20/22	1,000,000	1,071,760
Walgreens Boots Alliance 1.75% 11/17/17	3,000,000	3,017,250
#Wesfarmers 144A 1.874% 3/20/18	500,000	501,293

		4,590,303

Food Products–0.38%
Kraft Heinz Foods 2.00% 7/2/18	4,300,000	4,341,525

		4,341,525

Gas Utilities–0.21%
Dominion Gas Holdings 2.50% 12/15/19	1,200,000	1,233,284
#Korea Gas 144A 2.25% 7/25/17	1,200,000	1,210,372

		2,443,656

Health Care Equipment & Supplies–1.30%
Becton Dickinson & Co. 2.675% 12/15/19	1,000,000	1,033,501
Boston Scientific
2.65% 10/1/18	3,500,000	3,581,858
3.375% 5/15/22	5,800,000	6,107,104
•Medtronic 1.65% 3/15/20	1,500,000	1,520,880
Zimmer Biomet Holdings
1.45% 4/1/17	1,000,000	1,000,624
2.00% 4/1/18	1,600,000	1,611,282

		14,855,249

Health Care Providers & Services–0.39%
Anthem 1.875% 1/15/18	200,000	201,025
Cardinal Health 1.95% 6/15/18	1,800,000	1,817,768

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Humana 2.625% 10/1/19	1,000,000	$1,025,439
#Universal Health Services 144A 3.75% 8/1/19	1,300,000	1,356,875

		4,401,107

Hotels, Restaurants & Leisure–1.01%
MGM Resorts International 8.625% 2/1/19	3,800,000	4,303,500
Wyndham Worldwide
2.50% 3/1/18	1,000,000	1,010,785
2.95% 3/1/17	5,624,000	5,650,152
#Wynn Las Vegas 144A 5.50% 3/1/25	500,000	508,125

		11,472,562

Household Durables–0.58%
DR Horton
3.75% 3/1/19	2,000,000	2,087,500
4.00% 2/15/20	2,100,000	2,223,375
Toll Brothers Finance 8.91% 10/15/17	1,800,000	1,935,000
Whirlpool 1.65% 11/1/17	400,000	401,236

		6,647,111

Insurance–0.92%
American International Group 3.30% 3/1/21	1,100,000	1,155,281
#Reliance Standard Life Global Funding II 144A 2.15% 10/15/18	6,385,000	6,442,318
#TIAA Asset Management Finance 144A 2.95% 11/1/19	2,800,000	2,887,209

		10,484,808

IT Services–0.13%
Fidelity National Information Services 2.85% 10/15/18	1,400,000	1,437,471

		1,437,471

Life Sciences Tools & Services–0.42%
Thermo Fisher Scientific 3.30% 2/15/22	4,600,000	4,826,417

		4,826,417

Media–2.14%
Charter Communications Operating
#144A 3.579% 7/23/20	1,000,000	1,046,108
#144A 4.464% 7/23/22	8,700,000	9,399,576
#Cox Communications 144A 5.875% 12/1/16	1,100,000	1,107,737
DISH DBS 4.25% 4/1/18	2,000,000	2,060,000
Scripps Networks Interactive 3.50% 6/15/22	2,600,000	2,716,914

LVIP PIMCO Low Duration Bond Fund–4

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Sky
#@144A 2.625% 9/16/19	1,000,000	$1,017,503
#144A 6.10% 2/15/18	1,000,000	1,055,682
#144A 9.50% 11/15/18	2,000,000	2,318,120
Time Warner Cable 8.25% 4/1/19	600,000	691,275
Viacom 3.50% 4/1/17	3,000,000	3,027,180

		24,440,095

Multi-Utilities–0.03%
DTE Energy 2.40% 12/1/19	300,000	306,201

		306,201

Oil, Gas & Consumable Fuels–7.90%
BG Energy Capital
#144A 4.00% 10/15/21	2,800,000	3,064,830
•6.50% 11/30/72	4,200,000	4,390,949
CNOOC Nexen Finance 2014 1.625% 4/30/17	500,000	500,555
CNPC General Capital 2.75% 4/19/17	1,500,000	1,510,851
•ConocoPhillips 1.717% 5/15/22	5,800,000	5,708,314
Energy Transfer Partners
9.00% 4/15/19	3,000,000	3,427,512
9.70% 3/15/19	851,000	976,896
Kinder Morgan
2.00% 12/1/17	1,200,000	1,201,007
7.00% 6/15/17	2,100,000	2,173,563
7.25% 6/1/18	1,000,000	1,080,193
Kinder Morgan Energy Partners
3.45% 2/15/23	1,750,000	1,746,974
5.80% 3/1/21	980,000	1,095,799
6.00% 2/1/17	4,000,000	4,058,152
#×Kinder Morgan Finance 144A 6.00% 1/15/18	1,800,000	1,888,275
Korea National Oil
3.125% 4/3/17	2,250,000	2,270,891
#144A 3.125% 4/3/17	1,500,000	1,513,927
4.00% 10/27/16	3,650,000	3,656,450
ONEOK Partners 2.00% 10/1/17	2,270,000	2,272,327
Petroleos Mexicanos 5.75% 3/1/18	4,500,000	4,734,000
Pioneer Natural Resources
3.45% 1/15/21	1,000,000	1,040,878
6.65% 3/15/17	3,422,000	3,500,754
6.875% 5/1/18	1,100,000	1,182,119
Regency Energy Partners 5.75% 9/1/20	500,000	543,318
Sabine Pass LNG 7.50% 11/30/16	6,200,000	6,252,700

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Sinopec Group Overseas Development 2014
•1.445% 4/10/17	400,000	$400,201
#•144A 1.445% 4/10/17	6,500,000	6,503,269
#144A 1.75% 4/10/17	3,000,000	3,006,204
Statoil 1.25% 11/9/17	1,711,000	1,710,213
Tennessee Gas Pipeline 7.50% 4/1/17	2,212,000	2,273,120
Western Gas Partners 2.60% 8/15/18	1,100,000	1,101,299
Williams Partners 7.25% 2/1/17	5,400,000	5,499,182
Woodside Finance
#144A 3.65% 3/5/25	800,000	808,082
#@144A 3.70% 9/15/26	2,500,000	2,518,217
#144A 4.60% 5/10/21	2,900,000	3,102,742
#144A 8.75% 3/1/19	3,000,000	3,433,917

		90,147,680

Paper & Forest Products–0.60%
Georgia-Pacific
#144A 2.539% 11/15/19	4,400,000	4,499,819
#144A 5.40% 11/1/20	2,100,000	2,376,914

		6,876,733

Pharmaceuticals–2.95%
AbbVie
1.75% 11/6/17	3,000,000	3,010,665
2.30% 5/14/21	5,000,000	5,048,820
2.85% 5/14/23	800,000	813,353
3.20% 11/6/22	1,600,000	1,667,989
Actavis 1.875% 10/1/17	3,290,000	3,302,156
Actavis Funding
1.85% 3/1/17	2,800,000	2,807,384
•2.10% 3/12/20	7,500,000	7,629,983
#Forest Laboratories 144A 4.375% 2/1/19	1,400,000	1,475,608
Shire Acquisitions Investments Ireland 2.875% 9/23/23	4,300,000	4,327,464
Teva Pharmaceutical Finance Netherlands III 2.80% 7/21/23	2,200,000	2,209,040
Zoetis 3.45% 11/13/20	1,300,000	1,360,191

		33,652,653

Road & Rail–0.67%
#@Asciano Finance 144A 5.00% 4/7/18	3,000,000	3,104,145
Kansas City Southern
•1.443% 10/28/16	3,000,000	2,999,982
2.35% 5/15/20	1,500,000	1,513,120

		7,617,247

Semiconductors & Semiconductor Equipment–0.31%
KLA-Tencor 3.375% 11/1/19	1,000,000	1,036,712

LVIP PIMCO Low Duration Bond Fund–5

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA 2.20% 9/16/21		2,500,000	$2,510,493

			3,547,205

Software–0.46%
Symantec
2.75% 6/15/17		3,100,000	3,120,026
4.20% 9/15/20		2,000,000	2,086,892

			5,206,918

Technology Hardware, Storage & Peripherals–0.81%
#Diamond 1 Finance 144A 4.42% 6/15/21		5,300,000	5,544,902
Hewlett Packard Enterprise
#144A 2.45% 10/5/17		1,800,000	1,814,866
#144A 2.85% 10/5/18		1,800,000	1,834,881

			9,194,649

Tobacco–2.28%
BAT International Finance
#•144A 1.36% 6/15/18		2,000,000	2,006,944
#144A 3.50% 6/15/22		300,000	322,354
Imperial Tobacco Finance
2.05% 2/11/18		1,500,000	1,509,471
#144A 2.05% 2/11/18		1,800,000	1,811,365
#144A 2.05% 7/20/18		6,079,000	6,123,474
#144A 2.95% 7/21/20		1,500,000	1,550,089
×Reynolds American 4.00% 6/12/22		11,700,000	12,726,628

			26,050,325

Wireless Telecommunication Services–2.38%
#Crown Castle Towers 144A 3.222% 5/15/22		4,500,000	4,639,500
SingTel Group Treasury 2.375% 9/8/17		9,000,000	9,096,948
Sprint Communications
6.00% 12/1/16		4,650,000	4,679,063
8.375% 8/15/17		4,800,000	5,004,000
9.125% 3/1/17		2,400,000	2,463,000
•Wind Acquisition Finance 3.705% 7/15/20	EUR	1,100,000	1,238,527

			27,121,038

Total Corporate Bonds (Cost $825,764,181)			835,136,157

MUNICIPAL BONDS–0.55%
Educational Enhancement Funding Series A 1.906% 6/1/17		3,300,000	3,320,922
•State of Texas Series C-2 0.927% 6/1/19		3,000,000	3,002,790

Total Municipal Bonds (Cost $6,304,257)			6,323,712

		Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES–9.34%
•Accredited Mortgage Loan Trust Series 2004-3 2A2 1.725% 10/25/34		25,242	$25,115
•Amortizing Residential Collateral Trust Series 2004-1 A5 1.525% 10/25/34		96,218	92,396
#•Ares XXV CLO Series 2012-3A AR 144A 1.768% 1/17/24		6,500,000	6,505,779
#•Atlas Senior Loan Fund II Series 2012-2A AR 144A 2.055% 1/30/24		6,000,000	5,995,500
#•Babson CLO Series 2012-2A A1R 144A 2.057% 5/15/23		1,857,437	1,861,425
#•Ballyrock CLO Series 2013-1A A 144A 1.991% 5/20/25		900,000	894,403
•Bear Stearns Asset-Backed Securities I Trust Series 2004-BO1 M4 1.725% 10/25/34.		1,046,000	1,050,565
•Bear Stearns Asset-Backed Securities Trust Series 2003-2 A3 2.025% 3/25/43		91,752	89,875
#•Carlyle Global Market Strategies CLO Series 2012-1A AR 144A 1.926% 4/20/22		1,604,692	1,604,050
#•CIFC Funding Series 2012-2A A1R 144A 2.185% 12/5/24		2,200,000	2,200,315
#•COA Summit CLO Series 2014-1A A1 144A 2.046% 4/20/23		1,223,642	1,223,483
#•Colony Starwood Homes Trust Series 2016-1A A 144A 2.031% 7/17/33		3,094,616	3,132,427
•Cordatus CLO I Series 2006-1X A1 0.049% 1/30/24	EUR	1,924,781	2,152,944
•CWABS Asset-Backed Certificates Trust Series 2004-6 1A1 1.065% 12/25/34		3,560,737	3,379,426
#•@Drug Royalty II Series 2014-1 A1 144A 3.53% 7/15/23		193,432	194,887
#•Dryden XXII Senior Loan Fund Series 2011-22A A1R 144A 1.85% 1/15/22		1,699,743	1,695,318
#@Eagle I Series 2014-1A A1 144A 2.57% 12/15/39		562,500	555,996
#@Finn Square CLO Series 2012-1A A1R 144A 2.521% 12/24/23		5,000,000	4,980,000
GCAT
#fSeries 2015-2 A1 144A 3.75% 7/25/20		718,833	720,421

LVIP PIMCO Low Duration Bond Fund–6

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
GCAT (continued)
#fSeries 2016-1 A1 144A 4.50% 3/25/21		816,168	$819,395
•GSAA Home Equity Trust Series 2004-11 2A2 1.165% 12/25/34		108,273	108,247
#•Halcyon Loan Advisors Funding Series 2012-1A A1 144A 2.317% 8/15/23		3,500,000	3,504,763
•Harbourmaster CLO 9 Series 9X A1E 0.00% 5/8/23	EUR	404,541	453,324
#•Highbridge Loan Management Series 2012-1AR A1R 144A 2.107% 9/20/22		3,382,799	3,374,403
KVK CLO
#•Series 2012-1A A 144A 2.05% 7/15/23		1,983,335	1,982,190
#•Series 2012-2A A 144A 2.257% 2/10/25		6,000,000	6,004,812
#•LCM X Series 10AR AR 144A 1.94% 4/15/22		1,626,543	1,625,471
#•LCM XII Series 12A AR 144A 1.893% 10/19/22		9,000,000	8,976,519
#•Malin CLO BV Series 2007-1A A1 144A 0.00% 5/7/23	EUR	2,781,707	3,116,241
Navient Private Education Loan Trust
#•Series 2014-CTA A 144A 1.224% 9/16/24		528,339	527,363
#•Series 2015-AA A2B 144A 1.724% 12/15/28		2,500,000	2,521,238
#fNYMT Residential Series 2016-RP1A A 144A 4.00% 3/25/21		1,784,553	1,781,954
#•Ocean Trails CLO I Series 2006-1A A1 144A 0.917% 10/12/20		459,625	456,216
#•Ocean Trails CLO II Series 2007-2A A1V2 144A 0.904% 6/27/22		488,011	483,140
#•OHA Credit Partners VI Series 2012-6A AR 144A 2.038% 5/15/23		5,308,385	5,302,306
#OneMain Financial Issuance Trust Series 2015-2A A 144A 2.57% 7/18/25		4,000,000	4,014,180
•Option One Mortgage Loan Trust Asset-Backed Certificates Series 2005-5 A3 0.735% 12/25/35		725,466	721,091
Securitized Asset-Backed Receivables Trust Series 2006-OP1 0.525% 10/25/35		5,000,000	4,892,688

		Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•SLM Private Credit Student Loan Trust Series 2005-A A3 1.05% 6/15/23		3,535,404	$3,418,844
•Specialty Underwriting & Residential Finance Trust Series 2005-AB1 M1 1.17% 3/25/36		156,528	155,215
#•Symphony CLO VIII Series 2012-8AR AR 144A 1.574% 1/9/23		6,055,083	6,049,991
#•Symphony CLO X Series 2012-10AR AR 144A 1.985% 7/23/23		250,000	250,049
#•Venture XI CLO Series 2012-11AR AR 144A 2.117% 11/14/22		3,400,000	3,396,277
#•Voya CLO Series 2012-2R AR 144A 1.98% 10/15/22		2,000,000	2,000,152
#•Voya CLO Series 2012-3R AR 144A 2.00% 10/15/22		600,000	600,271
•Wood Street CLO 1 Series I B 0.237% 11/22/21	EUR	1,500,000	1,667,268

Total Non-Agency Asset-Backed Securities (Cost $106,398,217)			106,557,933

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.36%
#•BCAP Trust Series 2009-RR4 9A1 144A 2.994% 10/26/35		21,355	21,243
Bear Stearns ARM Trust
•Series 2003-1 5A1 2.73% 4/25/33		83,648	83,348
•Series 2005-5 A1 2.58% 8/25/35		768,629	772,107
•Credit Suisse First Boston Mortgage Securities Series 2003-AR18 2A3 2.678% 7/25/33		13,722	13,549
•Eurosail-U.K. Series 2007-4X A2A 0.679% 6/13/45	GBP	578,296	748,350
•GSR Mortgage Loan Trust Series 2005-5F 8A1 1.025% 6/25/35		656,150	622,115
Merrill Lynch Mortgage Investors Trust
•Series 2003-A3 1A 2.762% 5/25/33		17,376	17,024
•Series 2005-2 1A 2.228% 10/25/35		49,198	47,450
•New York Mortgage Trust Series 2005-3 A1 1.005% 2/25/36		1,244,011	1,157,139

LVIP PIMCO Low Duration Bond Fund–7

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Prime Mortgage Trust Series 2004-CL1 2A2 0.925% 2/25/19	1	$1
•Sequoia Mortgage Trust Series 2004-6 A1 2.387% 7/20/34	14,130	13,919
•Structured ARM Loan Trust Series 2004-6 3A2 2.898% 6/25/34	190,372	189,925
•Structured Asset Mortgage Investments II Trust Series 2005-AR5 A3 0.781% 7/19/35	456,171	440,501

Total Non-Agency Collateralized Mortgage Obligations (Cost $4,261,826)		4,126,671

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.75%
BAMLL Commercial Mortgage Securities Trust
#•Series 2014-FL1 A 144A 1.924% 12/15/31	2,000,000	2,003,626
#•Series 2015-ASHF A 144A 1.744% 1/15/28	850,000	850,752
#•BBCMS Trust Series 2015-RRI A 144A 1.674% 5/15/32	6,407,511	6,407,446
•COBALT Commercial Mortgage Trust Series 2007-C3 A1A 5.954% 5/15/46	2,307,795	2,352,530
#•Countrywide Commercial Mortgage Trust Series 2007-MF1 A 144A 6.30% 11/12/43	1,018,739	1,036,429
#•Credit Suisse First Boston Mortgage Securities Series 2004-C2 J 144A 5.362% 5/15/36	500,000	529,056
JPMorgan Chase Commercial Mortgage Securities Trust # Series 2002-CIB5 H 144A 5.50% 10/12/37	325,631	331,191
•Series 2007-CB20 AIA 5.746% 2/12/51	1,496,292	1,540,080
•LB Commercial Mortgage Trust Series 2007-C3 A1A 6.069% 7/15/44	6,627,197	6,763,615
•ML-CFC Commercial Mortgage Trust Series 2007-6 A4 5.485% 3/12/51	3,000,000	3,030,126
Morgan Stanley Capital I Trust
•Series 2007-IQ14 A1A 5.665% 4/15/49	7,578,358	7,696,436

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust (continued)
Series 2007-IQ16 A4 5.809% 12/12/49	2,944,345	$3,027,547
#•Wachovia Bank Commercial Mortgage Trust Series 2007-C32 A4FL 144A 0.705% 6/15/49	6,600,000	6,526,341
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 A1 0.687% 10/15/45	302,877	302,332
WF-RBS Commercial Mortgage Trust Series 2012-C9 A1 0.673% 11/15/45	378,533	377,636

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $43,180,019)		42,775,143

«SENIOR SECURED LOANS–1.02%
Avago Technologies Cayman Finance Tranche B 1st Lien 3.524% 2/1/23	944,607	956,873
Community Health Systems Tranche F 1st Lien 4.083% 12/31/18	3,600,765	3,586,145
Energy Future Intermediate Holding 1st Lien 4.25% 12/19/16	3,000,000	3,025,125
FCA U.S. Tranche B 1st Lien 3.50% 5/24/17	2,377,033	2,384,473
Las Vegas Sands Tranche B 1st Lien 3.25% 12/19/20	1,687,755	1,699,156

Total Senior Secured Loans (Cost $11,599,989)		11,651,772

ΔSOVEREIGN BONDS–7.40%
Japan–7.40%
Deposit Insurance Corp. of Japan 0.10% 10/7/16	JPY 5,000,000,000	49,307,671
≠Japan Treasury Discount Bill
0.00% 10/17/16	JPY 2,930,000,000	28,894,559
0.00% 10/31/16	JPY 630,000,000	6,213,811

Total Sovereign Bonds (Cost $83,911,857)		84,416,041

U.S. TREASURY OBLIGATIONS–23.51%
U.S. Treasury Bill
≠¥0.377% 3/9/17	1,765,000	1,761,978
≠¥0.43% 3/2/17	3,000	2,996
U.S. Treasury Inflation Indexed Bond 0.125% 4/15/18	15,927,912	16,105,684

LVIP PIMCO Low Duration Bond Fund–8

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Bond (continued)
×¥0.125% 4/15/20	69,363,675	$70,737,769
×U.S. Treasury Note 0.75% 7/31/18	179,700,000	179,671,967

Total U.S. Treasury Obligations (Cost $267,125,789)		268,280,394

	Number of Contracts

OPTIONS PURCHASED–0.03%
Call Swaptions–0.00%
@2 yr IRS pay a fixed rate 0.95% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 12/22/16 (BNP)	57,000,000	56,316

		56,316

Put Swaptions–0.03%
@5 yr IRS pay a fixed rate 1.30% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 11/30/16 (GSC)	53,000,000	146,386
@5 yr IRS pay a fixed rate 1.40% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 12/22/16 (GSC)	57,200,000	144,258

		290,644

Total Options Purchased (Cost $590,760)		346,960

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.14%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	1,596,918	$1,596,918

Total Money Market Fund (Cost $1,596,918)		1,596,918

TOTAL VALUE OF SECURITIES BEFORE SECURITY SOLD SHORT–123.95% (Cost $1,403,887,569)		$1,414,416,282

Principal Amount°

SECURITY SOLD SHORT–(2.36%)
U.S. Treasury Note 1.125% 8/31/21	(27,000,000)	(26,975,754)

Total Security Sold Short (Proceeds $27,040,798)		(26,975,754)

TOTAL VALUE OF SECURITIES BEFORE OPTIONS WRITTEN–121.59% (Cost $1,376,846,771)		$1,387,440,528

LVIP PIMCO Low Duration Bond Fund–9

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Number of Contracts	Value (U.S. $)

OPTIONS WRITTEN–(0.02%)
Put Swaptions–(0.02%)
2 yr IRS pay a fixed rate 1.35% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 12/22/16 (BNP)	(142,500,000)	$(42,465)
5 yr IRS pay a fixed rate 1.48% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 11/30/16 (GSC)	(106,000,000)	(95,718)
5 yr IRS pay a fixed rate 1.57% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 12/22/16 (GSC)	(114,400,000)	(122,980)

Total Options Written (Premium received ($595,396))		(261,163)

«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(21.57%)		(246,095,289)

NET ASSETS APPLICABLE TO 112,902,461 SHARES OUTSTANDING–100.00%		$1,141,084,076

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2016, the aggregate value of Rule 144A securities was $370,294,644, which represents 32.45% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of September 30, 2016. Interest rates reset periodically.

«	Includes $1,187,000 cash as collateral held at broker for derivatives as of September 30, 2016.

@	Illiquid security. At September 30, 2016, the aggregate value of illiquid securities was $37,933,078, which represents 3.32% of the Fund’s net assets.

¿

PassThrough Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2016.

×	Fully or partially pledged as collateral for reverse repurchase agreements.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for derivatives.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2016.

LVIP PIMCO Low Duration Bond Fund–10

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at September 30, 2016:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNP	EUR	(39,507,000)	USD	44,173,369	10/4/16	$(214,945)
BNP	JPY	(5,000,000,000)	USD	49,835,840	10/7/16	514,965
BNP	JPY	(2,930,000,000)	USD	28,091,099	10/17/16	(823,521)
BNP	JPY	(630,000,000)	USD	6,034,107	10/31/16	(186,801)
GSC	CAD	(29,986,000)	USD	22,864,783	10/4/16	7,834
GSC	EUR	39,507,000	USD	(44,287,347)	10/4/16	100,967
GSC	EUR	(39,507,000)	USD	44,341,372	11/2/16	(108,657)
GSC	GBP	(1,600,000)	USD	2,080,400	11/14/16	4,737
JPMC	AUD	(37,548,000)	USD	28,284,701	10/4/16	(450,514)
JPMC	CAD	29,986,000	USD	(22,664,865)	10/4/16	192,085
JPMC	CAD	(29,986,000)	USD	22,668,736	11/2/16	(193,034)
JPMC	GBP	(3,682,000)	USD	4,812,085	11/14/16	35,464

						$(1,121,420)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(1,489)	90Day IMM Eurodollar	$(366,364,510)	$(367,299,075)	12/17/19	$(934,565)
725	90Day IMM Eurodollar	179,374,983	179,464,687	6/20/17	89,704
(725)	90Day IMM Eurodollar	(178,901,892)	(178,984,375)	6/18/19	(82,483)
315	Australia 3 yr Bond	23,653,312	23,758,951	12/16/16	105,639
136	Australia 10 yr Bond	10,075,481	10,209,432	12/16/16	133,951
(600)	U.S. Treasury 5 yr Note	(72,735,030)	(72,909,375)	1/2/17	(174,345)

					$(862,099)

LVIP PIMCO Low Duration Bond Fund–11

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
BNP–U.S. Treasury Inflation Protected Bond 0.125% 4/15/20	0.73%	9/28/16	12/22/16	$(29,608,875)	$(29,610,676)
JPMC–U.S. Treasury Notes 0.75% 7/31/18	0.95%	9/28/16	10/3/16	(179,924,625)	(179,938,869)
RBC–Bank of America 6.875% 4/25/18	0.89%	9/26/16	10/11/16	(8,346,000)	(8,346,729)
RBC–Citigroup Senior Unsecured 2.031% 10/26/20	0.89%	9/26/16	10/11/16	(9,314,000)	(9,314,813)
RBC–Daimler Finance Senior Unsecured 2.00% 8/3/18	0.89%	9/26/16	10/11/16	(9,611,000)	(9,611,839)
RBC–Ford Motor Credit Senior Unsecured 2.456% 1/8/19	0.89%	9/26/16	10/11/16	(7,476,000)	(7,476,653)
RBC–Goldman Sachs Senior Unsecured 1.875% 4/23/20	0.89%	9/26/16	10/11/16	(4,806,000)	(4,806,420)
RBC–Kinder Morgan Finance 6.00% 1/15/18	0.89%	9/26/16	10/11/16	(1,812,000)	(1,812,158)
RBC–Nissan Motor Acceptance Senior Unsecured 2.00% 3/8/19	0.89%	9/26/16	10/11/16	(10,458,000)	(10,458,913)
RBC–Reynolds American Senior Unsecured 4.00% 6/12/22	0.89%	9/26/16	10/11/16	(12,231,000)	(12,232,068)
RBC–Verizon Communications Senior Unsecured 1.627% 6/17/19	0.89%	9/26/16	10/11/16	(8,814,000)	(8,814,769)

				$(282,401,500)	$(282,423,907)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[1]	Annual Protection Payments (Receipts)	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
	Protection Sold/Moody’s Rating:
BNP	Mexico La SP BPS 5.95% 3/19/19 / A3	2,200,000	1.00%	9/20/20	$(24,492)	$(1,255)

Interest Rate Swap Contracts

Counterparty & Swap Referenced Obligation	Notional Value[1]	Fixed Interest Rate Paid (Received)	Variable Interest Rate Paid (Received)	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
CME-GSC 3-Month IRS	954,000,000	0.531%	0.000%	6/21/20	$32,249	$(56,741)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts, and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

LVIP PIMCO Low Duration Bond Fund–12

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BNP–BNP Paribas

CAD–Canadian Dollar

CDS–Credit Default Swap

CLO–Collateralized Loan Obligation

CME–Chicago Mercantile Exchange Inc.

EUR–Euro

GBP–British Pound Sterling

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

ICE LIBOR–IntercontinentalExchange London Interbank Offered Rate

IMM–International Monetary Market

IRS–Interest Rate Swap

IT–Information Technology

JPMC–JPMorgan Chase

JPY–Japanese Yen

LB–Lehman Brothers

RBC–RBC Capital Market LLC

RBS–Royal Bank of Scotland

REMIC–Real Estate Mortgage Investment Conduit

UBS–Union Bank of Switzerland

USD–U.S. Dollar

WF–Wells Fargo

yr–Year

LVIP PIMCO Low Duration Bond Fund–13

LVIP PIMCO Low Duration Bond Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP PIMCO Low Duration Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, credit default swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,376,256,011

Aggregate unrealized appreciation	$12,849,538
Aggregate unrealized depreciation	(2,011,981)

Net unrealized appreciation	$10,837,557

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP PIMCO Low Duration Bond Fund–14

LVIP PIMCO Low Duration Bond Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Assets	Level 1	Level 2	Level 3	Total
Agency Asset-Backed Security	$—	$—	$3,084,252	$3,084,252
Agency Mortgage-Backed Security	—	41,002,460	—	41,002,460
Agency Obligations	—	9,117,869	—	9,117,869
Corporate Bonds	—	835,136,157	—	835,136,157
Municipal Bonds	—	6,323,712	—	6,323,712
Non-Agency Asset-Backed Securities	—	106,557,933	—	106,557,933
Non-Agency Collateralized Mortgage Obligations	—	4,126,671	—	4,126,671
Non-Agency Commercial Mortgage-Backed Securities	—	42,775,143	—	42,775,143
Senior Secured Loans	—	11,651,772	—	11,651,772
Sovereign Bonds	—	84,416,041	—	84,416,041
U.S. Treasury Obligations	—	268,280,394	—	268,280,394
Option Purchased	—	346,960	—	346,960
Short-Term Investments	1,596,918	—	—	1,596,918
Liabilities
Security Sold Short	—	(26,975,754)	—	(26,975,754)

Total	$1,596,918	$1,382,759,358	$3,084,252	$1,387,440,528

Foreign Currency Exchange Contracts	$—	$(1,121,420)	$—	$(1,121,420)

Reverse Repurchase Agreements	$(282,401,500)	$—	$—	$(282,401,500)

Futures Contracts	$(862,099)	$—	$—	$(862,099)

Options Written	$—	$(261,163)	$—	$(261,163)

Swap Contracts	$—	$(57,996)	$—	$(57,996)

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP PIMCO Low Duration Bond Fund–15

LVIP Select Core Equity Managed Volatility Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.89%
Equity Funds–93.18%
Fidelity®–
XVIP Contrafund® Portfolio	9,080,518	$297,023,741
XVIP Equity-Income Portfolio	6,009,624	127,043,446

		424,067,187

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–6.71%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	30,551,722	$30,551,722

		30,551,722

Total Investment Companies (Cost $437,534,668)		454,618,909

TOTAL VALUE OF SECURITIES–99.89% (Cost $437,534,668)	454,618,909
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	482,561

NET ASSETS APPLICABLE TO 40,003,707 SHARES OUTSTANDING–100.00%	$455,101,470

X	Initial Class.

«	Includes $1,772,979 cash collateral held at broker and $856,299 foreign currencies due to broker for futures contracts as of September 30, 2016.

The following futures contracts were outstanding at September 30, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
5	British Pound Currency	$409,962	$406,156	12/20/16	$(3,806)
225	E-mini S&P 500 Index	24,083,413	24,304,500	12/19/16	221,087
20	E-mini S&P MidCap 400 Index	3,057,361	3,099,200	12/19/16	41,839
5	Euro Currency	704,438	704,813	12/20/16	375
22	Euro STOXX 50 Index	733,531	739,928	12/19/16	6,397
5	FTSE 100 Index	437,681	444,417	12/19/16	6,736
4	Japanese Yen Currency	491,479	494,525	12/20/16	3,046
3	Nikkei 225 Index (OSE)	486,187	486,662	12/9/16	475

					$276,149

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

LVIP Select Core Equity Managed Volatility Fund–1

LVIP Select Core Equity Managed Volatility Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Select Core Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation– The Fund operates under a fund of funds structure and invests substantially all its assets in other open-end investment companies, primarily the Fidelity® VIP Contrafund® Portfolio and the Fidelity® VIP Equity-Income Portfolio (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$437,534,668

Aggregate unrealized appreciation	$17,084,241
Aggregate unrealized depreciation	—

Net unrealized appreciation	$17,084,241

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Investment Companies	$454,618,909

Futures Contracts	$276,149

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Select Core Equity Managed Volatility Fund–2

LVIP SSGA Conservative Index Allocation Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–85.92%
Equity Funds–22.10%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	275,447	$2,983,918
LVIP SSGA S&P 500 Index Fund	1,101,060	16,839,607
LVIP SSGA Small-Cap Index Fund	74,311	1,993,774

		21,817,299

Fixed Income Fund–49.74%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	4,170,611	49,092,260

		49,092,260

International Equity Fund–14.08%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA International Index Fund	1,636,532	13,899,069

		13,899,069

Total Affiliated Investments (Cost $74,424,371)		84,808,628

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–14.08%
Fixed Income Fund–10.05%
SPDR® Barclays TIPS ETF	170,535	$9,916,610

		9,916,610

International Equity Fund–4.03%
iShares Core MSCI Emerging Markets ETF	87,257	3,979,792

		3,979,792

Total Unaffiliated Investments (Cost $13,356,510)		13,896,402

TOTAL VALUE OF SECURITIES–100.00% (Cost $87,780,881)	98,705,030
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.00%	4,635

NET ASSETS APPLICABLE TO 7,883,680 SHARES OUTSTANDING–100.00%	$98,709,665

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

LVIP SSGA Conservative Index Allocation Fund–1

LVIP SSGA Conservative Index Allocation Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Conservative Index Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in investment companies, including exchange-traded funds (“ETFs”) and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$87,780,881

Aggregate unrealized appreciation	$10,924,149
Aggregate unrealized depreciation	—

Net unrealized appreciation	$10,924,149

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Affiliated Investments	$84,808,628
Unaffiliated Investments	13,896,402

Total	$98,705,030

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Conservative Index Allocation Fund–2

LVIP SSGA Conservative Index Allocation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds or ETFs). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016 were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
LVIP SSGA Bond Index Fund	$41,897,154	$10,840,690	$6,052,000	$(39,168)	$49,092,260	$53,781	$—
LVIP SSGA International Index Fund	11,514,961	3,549,856	1,596,329	(136,196)	13,899,069	52,719	—
LVIP SSGA Mid-Cap Index Fund	2,456,618	650,063	468,575	(19,170)	2,983,918	3,435	1,657
LVIP SSGA S&P 500 Index Fund	14,220,157	3,734,134	2,214,914	12,755	16,839,607	7,541	211,872
LVIP SSGA Small-Cap Index Fund	1,627,375	544,987	372,494	(3,301)	1,993,774	363	38,931

Total	$71,716,265	$19,319,730	$10,704,312	$(185,080)	$84,808,628	$117,839	$252,460

LVIP SSGA Conservative Index Allocation Fund–3

LVIP SSGA Conservative Structured Allocation Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–89.99%
Equity Funds–22.19%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	1,324,313	$17,363,072
LVIP SSGA Mid-Cap Index Fund	398,851	4,320,752
LVIP SSGA S&P 500 Index Fund	1,125,472	17,212,962
LVIP SSGA Small-Cap Index Fund	161,403	4,330,448
LVIP SSGA Small-Mid Cap 200 Fund	339,115	4,378,987

		47,606,221

Fixed Income Fund–49.71%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	9,059,944	106,644,599

		106,644,599

International Equity Funds–18.09%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Developed International 150 Fund	1,907,500	15,193,239
LVIP SSGA Emerging Markets 100 Fund	1,007,373	8,524,393
LVIP SSGA International Index Fund	1,777,278	15,094,423

		38,812,055

Total Affiliated Investments (Cost $173,492,698)		193,062,875

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–10.11%
Fixed Income Fund–10.04%
SPDR® Barclays TIPS ETF	370,423	$21,540,097

		21,540,097

Money Market Fund–0.07%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	148,169	148,169

		148,169

Total Unaffiliated Investments (Cost $20,583,953)		21,688,266

TOTAL VALUE OF SECURITIES–100.10% (Cost $194,076,651)	214,751,141
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(220,450)

NET ASSETS APPLICABLE TO 18,224,410 SHARES OUTSTANDING–100.00%	$214,530,691

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

LVIP SSGA Conservative Structured Allocation Fund–1

LVIP SSGA Conservative Structured Allocation Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Conservative Structured Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in investment companies, including exchange-traded funds (“ETFs”) and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$194,076,651

Aggregate unrealized appreciation	$21,030,983
Aggregate unrealized depreciation	(356,493)

Net unrealized appreciation	$20,674,490

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Affiliated Investments	$193,062,875
Unaffiliated Investments	21,688,266

Total	$214,751,141

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Conservative Structured Allocation Fund–2

LVIP SSGA Conservative Structured Allocation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds or ETFs). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016 were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
LVIP SSGA Bond Index Fund	$98,235,590	$13,957,279	$10,832,872	$(72,727)	$106,644,599	$115,444	$—
LVIP SSGA Developed International 150 Fund	13,405,320	2,689,437	1,481,352	(199,367)	15,193,239	32,982	335,244
LVIP SSGA Emerging Markets 100 Fund	7,603,791	1,127,880	1,418,029	(424,991)	8,524,393	13,766	—
LVIP SSGA International Index Fund	13,496,358	2,625,084	1,351,423	(80,695)	15,094,423	56,593	—
LVIP SSGA Large Cap 100 Fund	15,613,615	3,668,288	2,228,830	(87,452)	17,363,072	—	1,712,420
LVIP SSGA Mid-Cap Index Fund	3,839,214	595,096	569,551	(36,036)	4,320,752	4,916	2,371
LVIP SSGA S&P 500 Index Fund	15,692,734	2,315,309	1,780,235	36,853	17,212,962	7,619	214,050
LVIP SSGA Small-Cap Index Fund	3,814,626	833,994	685,747	(8,904)	4,330,448	780	83,607
LVIP SSGA Small-Mid Cap 200 Fund	3,814,838	744,300	580,780	(48,450)	4,378,987	—	215,451

Total	$175,516,086	$28,556,667	$20,928,819	$(921,769)	$193,062,875	$232,100	$2,563,143

LVIP SSGA Conservative Structured Allocation Fund–3

LVIP SSGA Moderately Aggressive Index Allocation Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–84.93%
Equity Funds–38.08%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	1,761,331	$19,080,497
LVIP SSGA S&P 500 Index Fund	4,615,103	70,583,378
LVIP SSGA Small-Cap Index Fund	509,099	13,659,120

		103,322,995

Fixed Income Fund–24.79%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	5,715,699	67,279,491

		67,279,491

International Equity Fund–22.06%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA International Index Fund	7,047,347	59,853,117

		59,853,117

Total Affiliated Investments (Cost $194,399,565)		230,455,603

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–15.05%
Fixed Income Fund–5.01%
SPDR® Barclays TIPS ETF	233,682	$13,588,608

		13,588,608

International Equity Fund–10.04%
iShares Core MSCI Emerging Markets ETF	597,673	27,259,866

		27,259,866

Total Unaffiliated Investments (Cost $40,926,903)		40,848,474

TOTAL VALUE OF SECURITIES–99.98% (Cost $235,326,468)	271,304,077
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	59,159

NET ASSETS APPLICABLE TO 20,019,261 SHARES OUTSTANDING–100.00%	$271,363,236

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

LVIP SSGA Moderately Aggressive Index Allocation Fund–1

LVIP SSGA Moderately Aggressive Index Allocation Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Moderately Aggressive Index Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in investment companies, including exchange-traded funds (“ETFs”) and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$235,326,468

Aggregate unrealized appreciation	$36,605,750
Aggregate unrealized depreciation	(628,141)

Net unrealized appreciation	$35,977,609

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Affiliated Investments	$230,455,603
Unaffiliated Investments	40,848,474

Total	$271,304,077

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Moderately Aggressive Index Allocation Fund–2

LVIP SSGA Moderately Aggressive Index Allocation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds or ETFs). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016 were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
LVIP SSGA Bond Index Fund	$59,622,179	$9,908,004	$5,494,852	$(61,296)	$67,279,491	$72,235	$—
LVIP SSGA International Index Fund	51,509,446	9,587,936	2,563,513	(411,494)	59,853,117	222,489	—
LVIP SSGA Mid-Cap Index Fund	16,315,993	2,319,497	1,542,036	(87,518)	19,080,497	21,530	10,385
LVIP SSGA S&P 500 Index Fund	61,884,102	8,562,876	3,871,188	(88,443)	70,583,378	30,981	870,406
LVIP SSGA Small-Cap Index Fund	11,581,454	2,304,670	1,376,727	(43,413)	13,659,120	2,440	261,442

Total	$200,913,174	$32,682,983	$14,848,316	$(692,164)	$230,455,603	$349,675	$1,142,233

LVIP SSGA Moderately Aggressive Index Allocation Fund–3

LVIP SSGA Moderately Aggressive Structured Allocation Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–95.05%
Equity Funds–38.23%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	4,832,314	$63,356,469
LVIP SSGA Mid-Cap Index Fund	1,791,260	19,404,717
LVIP SSGA S&P 500 Index Fund	4,106,750	62,808,628
LVIP SSGA Small-Cap Index Fund	724,866	19,448,151
LVIP SSGA Small-Mid Cap 200 Fund	1,523,039	19,667,006

		184,684,971

Fixed Income Fund–24.79%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	10,172,298	119,738,125

		119,738,125

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
International Equity Funds–32.03%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Developed International 150 Fund	6,730,378	$53,607,460
LVIP SSGA Emerging Markets 100 Fund	5,654,769	47,850,652
LVIP SSGA International Index Fund	6,271,090	53,260,369

		154,718,481

Total Affiliated Investments (Cost $406,360,232)		459,141,577

UNAFFILIATED INVESTMENT–5.01%
Fixed Income Fund–5.01%
SPDR® Barclays TIPS ETF	415,846	24,181,445

Total Unaffiliated Investment (Cost $23,028,960)		24,181,445

TOTAL VALUE OF SECURITIES–100.06% (Cost $429,389,192)	483,323,022
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(266,375)

NET ASSETS APPLICABLE TO 38,290,684 SHARES OUTSTANDING–100.00%	$483,056,647

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

LVIP SSGA Moderately Aggressive Structured Allocation Fund–1

LVIP SSGA Moderately Aggressive Structured Allocation Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Moderately Aggressive Structured Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in investment companies, including exchange-traded funds (“ETFs”) and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$429,389,192

Aggregate unrealized appreciation	$57,986,436
Aggregate unrealized depreciation	(4,052,606)

Net unrealized appreciation	$53,933,830

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Affiliated Investments	$459,141,577
Unaffiliated Investment	24,181,445

Total	$483,323,022

There were no Level 3 investments at beginning or the end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Moderately Aggressive Structured Allocation Fund–2

LVIP SSGA Moderately Aggressive Structured Allocation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds or ETFs). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016 were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
LVIP SSGA Bond Index Fund	$117,235,870	$10,040,432	$13,697,287	$(88,259)	$119,738,125	$129,976	$—
LVIP SSGA Developed International 150 Fund	50,314,202	5,434,260	4,153,450	(822,109)	53,607,460	116,568	1,184,851
LVIP SSGA Emerging Markets 100 Fund	45,415,427	2,383,286	6,856,017	(2,521,339)	47,850,652	77,495	—
LVIP SSGA International Index Fund	50,648,706	5,617,051	4,076,027	(450,986)	53,260,369	200,050	—
LVIP SSGA Large Cap 100 Fund	60,567,780	8,503,056	6,931,258	(193,442)	63,356,469	—	6,262,387
LVIP SSGA Mid-Cap Index Fund	18,334,321	1,262,569	2,290,542	(117,665)	19,404,717	22,135	10,677
LVIP SSGA S&P 500 Index Fund	60,859,508	3,866,427	5,585,332	527,915	62,808,628	27,876	783,166
LVIP SSGA Small-Cap Index Fund	18,219,502	2,213,219	2,636,773	28,127	19,448,151	3,513	376,404
LVIP SSGA Small-Mid Cap 200 Fund	18,222,271	1,927,425	2,340,396	(155,191)	19,667,006	—	969,816

Total	$439,817,587	$41,247,725	$48,567,082	$(3,792,949)	$459,141,577	$577,613	$9,587,301

LVIP SSGA Moderately Aggressive Structured Allocation Fund–3

LVIP SSGA Moderate Index Allocation Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–83.95%
Equity Funds–34.10%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	1,630,800	$17,666,462
LVIP SSGA S&P 500 Index Fund	4,601,588	70,376,693
LVIP SSGA Small-Cap Index Fund	439,963	11,804,211

		99,847,366

Fixed Income Fund–29.78%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	7,408,030	87,199,926

		87,199,926

International Equity Fund–20.07%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA International Index Fund	6,920,721	58,777,685

		58,777,685

Total Affiliated Investments (Cost $209,689,890)		245,824,977

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–16.07%
Fixed Income Fund–10.03%
SPDR® Barclays TIPS ETF	505,035	$29,367,785

		29,367,785

International Equity Fund–6.04%
iShares Core MSCI Emerging Markets ETF	387,614	17,679,074

		17,679,074

Total Unaffiliated Investments (Cost $46,388,318)		47,046,859

TOTAL VALUE OF SECURITIES–100.02% (Cost $256,078,208)	292,871,836
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(48,653)

NET ASSETS APPLICABLE TO 21,854,307 SHARES OUTSTANDING–100.00%	$292,823,183

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

LVIP SSGA Moderate Index Allocation Fund–1

LVIP SSGA Moderate Index Allocation Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Moderate Index Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in investment companies, including exchange-traded funds (“ETFs”) and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$256,078,208

Aggregate unrealized appreciation	$37,203,506
Aggregate unrealized depreciation	(409,878)

Net unrealized appreciation	$36,793,628

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Affiliated Investments	$245,824,977
Unaffiliated Investments	47,046,859

Total	$292,871,836

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Moderate Index Allocation Fund–2

LVIP SSGA Moderate Index Allocation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds or ETFs). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016 were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
LVIP SSGA Bond Index Fund	$78,636,051	$11,330,185	$7,016,458	$(78,615)	$87,199,926	$95,102	$—
LVIP SSGA International Index Fund	51,484,187	8,820,987	2,819,335	(437,637)	58,777,685	221,917	—
LVIP SSGA Mid-Cap Index Fund	15,376,234	2,017,535	1,579,120	(74,196)	17,666,462	20,243	9,764
LVIP SSGA S&P 500 Index Fund	62,800,452	7,899,383	4,317,607	(62,425)	70,376,693	31,366	881,199
LVIP SSGA Small-Cap Index Fund	10,187,088	1,958,342	1,342,058	(38,958)	11,804,211	2,141	229,407

Total	$218,484,012	$32,026,432	$17,074,578	$(691,831)	$245,824,977	$370,769	$1,120,370

LVIP SSGA Moderate Index Allocation Fund–3

LVIP SSGA Moderate Structured Allocation Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–100.06%
Equity Funds–34.22%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	8,186,047	$107,327,264
LVIP SSGA Mid-Cap Index Fund	3,287,296	35,611,274
LVIP SSGA S&P 500 Index Fund	6,956,788	106,397,112
LVIP SSGA Small-Cap Index Fund	997,717	26,768,750
LVIP SSGA Small-Mid Cap 200 Fund	2,096,330	27,069,915

		303,174,315

Fixed Income Funds–39.77%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	22,399,856	263,668,700
SPDR® Barclays TIPS ETF	1,526,452	88,763,184

		352,431,884

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
International Equity Funds–26.07%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Developed International 150 Fund	11,229,290	$89,441,296
LVIP SSGA Emerging Markets 100 Fund	6,226,653	52,689,935
LVIP SSGA International Index Fund	10,462,637	88,859,172

		230,990,403

Total Affiliated Investments (Cost $797,525,439)		886,596,602

TOTAL VALUE OF SECURITIES–100.06% (Cost $797,525,439)	886,596,602
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(540,620)

NET ASSETS APPLICABLE TO 71,474,381 SHARES OUTSTANDING–100.00%	$886,055,982

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

LVIP SSGA Moderate Structured Allocation Fund–1

LVIP SSGA Moderate Structured Allocation Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Moderate Structured Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in investment companies, including exchange-traded funds (“ETFs”) and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$797,525,439

Aggregate unrealized appreciation	$93,197,323
Aggregate unrealized depreciation	(4,126,160)

Net unrealized appreciation	$89,071,163

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Affiliated Investments	$886,596,602

There were no Level 3 investment at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Moderate Structured Allocation Fund–2

LVIP SSGA Moderate Structured Allocation Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds or ETFs). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016 were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
LVIP SSGA Bond Index Fund	$260,005,181	$15,372,227	$25,476,518	$(187,048)	$263,668,700	$287,909	$—
LVIP SSGA Developed International 150 Fund	84,511,326	7,793,857	6,282,886	(992,622)	89,441,296	195,632	1,988,499
LVIP SSGA Emerging Markets 100 Fund	50,341,617	2,024,517	7,412,889	(1,934,607)	52,689,935	85,861	—
LVIP SSGA International Index Fund	85,077,606	7,779,319	5,822,971	(522,450)	88,859,172	335,691	—
LVIP SSGA Large Cap 100 Fund	103,322,160	12,822,112	11,026,759	(394,221)	107,327,264	—	10,673,786
LVIP SSGA Mid-Cap Index Fund	33,880,602	1,705,482	3,899,826	(174,121)	35,611,274	40,861	19,710
LVIP SSGA S&P 500 Index Fund	103,832,293	4,702,961	8,491,537	1,176,719	106,397,112	47,503	1,334,576
LVIP SSGA Small-Cap Index Fund	25,249,657	2,766,855	3,571,982	105,043	26,768,750	4,865	521,227
LVIP SSGA Small-Mid Cap 200 Fund	25,251,661	2,197,949	2,994,171	(218,063)	27,069,915	—	1,342,796
SPDR Barclays TIPS ETF	86,119,497	6,199,331	8,954,971	(442,075)	88,763,184	1,248,695	—

Total	$857,591,600	$63,364,610	$83,934,510	$(3,583,445)	$886,596,602	$2,247,017	$15,880,594

LVIP SSGA Moderate Structured Allocation Fund–3

LVIP SSGA Bond Index Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.63%
Fannie Mae-Aces
•Series 2013-M12 APT 2.472% 3/25/23	581,981	$600,317
•Series 2014-M1 ASQ2 2.323% 11/25/18	2,569,511	2,611,836
•Series 2014-M2 A2 3.513% 12/25/23	1,285,000	1,411,733
•Series 2014-M4 A2 3.346% 3/25/24	1,000,000	1,086,447
Series 2015-M1 A2 2.532% 9/25/24	500,000	518,167
Freddie Mac Multifamily Structured Pass Through Certificates
¿Series K006 A1 3.398% 7/25/19	920,433	943,988
¿Series K010 A1 3.32% 7/25/20	446,080	454,971
¿Series K025 A1 1.875% 4/25/22	1,280,544	1,293,292
¿Series K026 A2 2.51% 11/25/22	1,000,000	1,044,003
¿Series K030 A1 2.779% 9/25/22	1,206,133	1,247,728
•¿Series K030 A2 3.25% 4/25/23	6,000,000	6,528,139
•¿Series K050 A2 3.334% 8/25/25	900,000	990,823

Total Agency Commercial Mortgage-Backed Securities (Cost $18,099,645)		18,731,444

AGENCY MORTGAGE-BACKED SECURITIES–27.59%
Fannie Mae S.F. 10 yr
4.00% 8/1/19	34,702	35,814
4.00% 6/1/20	188,552	194,750
4.00% 5/1/23	110,211	113,909
6.00% 12/1/17	1,298	1,313
6.00% 9/1/18	4,788	4,948
Fannie Mae S.F. 15 yr
2.50% 10/1/27	1,279,984	1,328,141
2.50% 3/1/28	2,837,805	2,948,593
2.50% 4/1/28	3,286,099	3,406,813
2.50% 7/1/28	679,943	704,920
2.50% 9/1/28	1,343,601	1,392,958
2.50% 10/1/28	4,287,987	4,445,505
2.50% 3/1/29	3,498,929	3,627,461
2.50% 2/1/30	2,453,447	2,544,801
2.50% 5/1/30	856,269	887,724
2.50% 2/1/31	5,138,840	5,327,614
3.00% 11/1/26	2,483,819	2,610,468
3.00% 6/1/27	626,112	658,171
3.00% 8/1/27	1,153,847	1,213,150
3.00% 9/1/27	4,772,379	5,017,723
3.00% 10/1/27	726,581	763,851
3.00% 12/1/27	207,153	217,794
3.00% 8/1/29	3,090,286	3,245,380
3.00% 4/1/30	1,743,043	1,830,435
3.00% 6/1/30	3,307,788	3,473,634
3.00% 12/1/30	1,342,219	1,412,334
3.50% 11/1/25	635,374	670,330
3.50% 12/1/25	1,518,149	1,612,109
3.50% 12/1/26	845,073	891,660
3.50% 1/1/27	2,229,494	2,350,471
3.50% 10/1/29	2,373,924	2,503,828

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
4.00% 4/1/24	110,526	$117,338
4.00% 5/1/24	194,279	205,573
4.00% 6/1/24	269,402	285,864
4.00% 7/1/24	112,765	119,700
4.00% 10/1/24	7,715	8,188
4.00% 12/1/24	280,648	296,067
4.00% 1/1/25	457,873	487,472
4.00% 3/1/25	510,870	543,877
4.00% 5/1/25	188,932	200,512
4.00% 7/1/25	3,291	3,466
4.00% 8/1/25	14,925	15,840
4.00% 9/1/25	194,067	206,202
4.00% 10/1/25	203,611	216,118
4.00% 1/1/26	7,314	7,773
4.00% 3/1/26	522,186	554,700
4.00% 5/1/26	5,386	5,641
4.00% 7/1/26	468,850	499,773
4.50% 2/1/23	93,005	97,225
4.50% 4/1/23	8,036	8,570
4.50% 5/1/23	7,218	7,407
4.50% 6/1/23	265,063	282,623
4.50% 11/1/23	12,568	13,514
4.50% 1/1/24	1,895	1,944
4.50% 2/1/24	2,263	2,393
4.50% 3/1/24	4,183	4,471
4.50% 4/1/24	112,175	119,589
4.50% 5/1/24	218,492	233,605
4.50% 7/1/24	194,503	206,876
4.50% 8/1/24	281,215	302,762
4.50% 11/1/24	120,954	128,626
4.50% 4/1/25	216,485	233,454
4.50% 5/1/25	21,031	22,630
4.50% 6/1/25	4,615	4,736
5.00% 6/1/19	657	675
5.00% 4/1/23	21,669	23,264
5.00% 6/1/23	404,618	433,963
5.00% 9/1/23	193,415	207,027
5.00% 11/1/23	102,097	104,912
5.00% 12/1/23	102,572	109,959
5.00% 3/1/25	47,409	50,917
5.00% 6/1/25	2,245	2,411
5.50% 12/1/18	28,380	28,854
5.50% 3/1/20	64,277	65,541
5.50% 4/1/22	48,063	52,046
5.50% 7/1/22	40,893	43,227
6.00% 12/1/18	—	0
6.00% 6/1/20	6,947	7,265
6.00% 8/1/22	10,439	11,176
6.00% 9/1/22	30,231	32,294
Fannie Mae S.F. 15 yr TBA
2.50% 10/1/31	2,000,000	2,071,509
3.00% 10/1/31	4,500,000	4,724,297

LVIP SSGA Bond Index Fund–1

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr
3.00% 11/1/34	1,688,282	$1,771,125
3.00% 12/1/34	1,284,153	1,347,247
3.00% 2/1/35	2,309,658	2,423,304
3.00% 3/1/36	923,368	971,646
3.50% 6/1/34	5,253,378	5,585,794
3.50% 7/1/34	6,301,818	6,700,773
4.00% 9/1/35	487,350	529,859
4.00% 10/1/35	908,958	988,244
Fannie Mae S.F. 30 yr
3.00% 9/1/42	1,859,764	1,937,382
3.00% 10/1/42	3,169,279	3,309,026
3.00% 11/1/42	2,178,363	2,269,754
3.00% 12/1/42	2,006,494	2,097,934
3.00% 1/1/43	4,349,166	4,531,284
3.00% 3/1/43	9,141,039	9,522,637
3.00% 4/1/43	2,348,218	2,446,138
3.00% 5/1/43	1,498,250	1,560,670
3.00% 6/1/43	6,361,955	6,630,942
3.00% 7/1/43	3,750,403	3,906,614
3.00% 8/1/43	5,260,202	5,479,581
3.00% 9/1/45	3,154,053	3,281,073
3.00% 11/1/45	5,849,542	6,086,943
3.00% 9/1/46	7,054,268	7,338,358
3.50% 10/1/40	831,604	877,266
3.50% 12/1/40	524,347	555,578
3.50% 2/1/41	850,464	900,990
3.50% 8/1/42	709,195	753,029
3.50% 9/1/42	7,196,693	7,621,872
3.50% 10/1/42	4,350,526	4,595,222
3.50% 11/1/42	1,403,505	1,486,459
3.50% 1/1/43	2,858,040	3,026,952
3.50% 2/1/43	541,626	573,543
3.50% 7/1/43	6,092,467	6,448,551
3.50% 10/1/44	3,247,248	3,428,319
3.50% 1/1/45	2,502,929	2,640,361
3.50% 4/1/45	4,783,404	5,046,053
3.50% 5/1/45	4,167,721	4,396,564
3.50% 8/1/45	10,263,808	10,858,914
3.50% 11/1/45	6,853,796	7,230,128
3.50% 12/1/45	6,132,069	6,468,913
3.50% 2/1/46	19,891,541	20,983,755
4.00% 1/1/39	42,310	45,744
4.00% 2/1/39	64,668	69,474
4.00% 3/1/39	2,759	2,964
4.00% 4/1/39	254,794	273,726
4.00% 6/1/39	155,715	167,286
4.00% 8/1/39	489,770	533,066
4.00% 9/1/39	663,227	729,796
4.00% 11/1/39	38,053	40,884
4.00% 12/1/39	997,163	1,071,256
4.00% 1/1/40	408,618	438,980
4.00% 5/1/40	232,837	250,138

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 8/1/40	98,283	$105,833
4.00% 9/1/40	166,609	179,449
4.00% 10/1/40	785,620	845,989
4.00% 11/1/40	1,119,145	1,204,933
4.00% 12/1/40	1,803,998	1,955,346
4.00% 1/1/41	4,224,551	4,541,428
4.00% 2/1/41	1,070,526	1,152,619
4.00% 3/1/41	23,868	25,658
4.00% 4/1/41	388,210	418,243
4.00% 5/1/41	1,885,327	2,030,530
4.00% 6/1/41	20,237	21,741
4.00% 9/1/41	390,380	420,589
4.00% 10/1/41	213,447	230,304
4.00% 11/1/41	431,491	464,915
4.00% 12/1/41	17,814	19,190
4.00% 1/1/42	14,925	16,083
4.00% 3/1/42	279,166	300,364
4.00% 10/1/43	4,187,496	4,498,644
4.00% 12/1/43	1,529,603	1,643,775
4.00% 7/1/44	3,105,987	3,336,774
4.00% 9/1/44	3,238,579	3,479,219
4.00% 10/1/44	4,607,752	4,950,128
4.00% 3/1/45	4,178,711	4,489,207
4.00% 7/1/45	4,179,603	4,490,165
4.00% 9/1/45	11,795,963	12,677,311
4.00% 4/1/46	3,101,935	3,332,422
4.50% 8/1/33	26,805	29,470
4.50% 1/1/34	17,439	19,159
4.50% 9/1/35	81,787	89,683
4.50% 2/1/38	24,273	26,589
4.50% 4/1/38	30,546	33,460
4.50% 7/1/38	65,293	71,523
4.50% 11/1/38	151,329	165,768
4.50% 2/1/39	357,580	391,697
4.50% 3/1/39	280,285	307,028
4.50% 4/1/39	1,073,948	1,183,098
4.50% 5/1/39	379,695	418,586
4.50% 6/1/39	127,301	139,447
4.50% 7/1/39	488,045	534,663
4.50% 9/1/39	292,382	323,854
4.50% 1/1/40	935,348	1,043,185
4.50% 2/1/40	1,705,718	1,891,471
4.50% 5/1/40	974,888	1,074,920
4.50% 6/1/40	484,722	532,815
4.50% 8/1/40	184,589	202,427
4.50% 9/1/40	509,374	559,399
4.50% 10/1/40	3,167,117	3,485,877
4.50% 11/1/40	488,159	536,061
4.50% 2/1/41	1,977,582	2,169,008
4.50% 4/1/41	28,352	31,174
4.50% 5/1/41	2,519,716	2,766,712
4.50% 6/1/41	330,939	363,643

LVIP SSGA Bond Index Fund–2

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 1/1/42	2,702,931	$2,970,605
4.50% 9/1/43	1,303,488	1,427,857
4.50% 12/1/43	3,749,607	4,118,496
4.50% 10/1/44	522,663	572,532
5.00% 9/1/33	162,603	181,422
5.00% 4/1/34	608,693	678,811
5.00% 7/1/34	376,848	423,233
5.00% 11/1/34	186,846	209,402
5.00% 4/1/35	118,412	132,370
5.00% 6/1/35	194,708	216,908
5.00% 7/1/35	2,233,120	2,506,054
5.00% 9/1/35	27,770	30,829
5.00% 10/1/35	146,967	163,526
5.00% 12/1/35	683,532	760,578
5.00% 2/1/36	1,562,316	1,738,695
5.00% 3/1/36	87,292	97,121
5.00% 11/1/36	28,432	31,552
5.00% 8/1/37	11,497	12,758
5.00% 4/1/38	194,642	216,001
5.00% 7/1/38	32,860	36,466
5.00% 11/1/38	13,848	15,368
5.00% 8/1/39	985,861	1,095,941
5.00% 12/1/39	206,487	229,592
5.00% 1/1/40	469,098	530,749
5.00% 7/1/40	2,017,424	2,255,607
5.00% 9/1/40	525,568	584,351
5.00% 6/1/41	1,674,633	1,866,846
5.50% 11/1/33	57,882	65,768
5.50% 1/1/34	75,329	85,698
5.50% 5/1/34	112,223	127,664
5.50% 7/1/34	115,964	130,538
5.50% 10/1/34	179,544	204,926
5.50% 9/1/35	84,148	95,677
5.50% 10/1/35	87,645	99,172
5.50% 12/1/35	403,942	455,657
5.50% 1/1/36	454,504	513,715
5.50% 4/1/36	1,231,289	1,396,285
5.50% 8/1/36	305,122	345,360
5.50% 1/1/37	326,206	367,204
5.50% 2/1/37	17,782	20,017
5.50% 3/1/37	128,723	145,459
5.50% 5/1/37	143,449	163,394
5.50% 6/1/37	120,081	135,921
5.50% 8/1/37	47,912	53,933
5.50% 11/1/37	1,387	1,566
5.50% 12/1/37	205	231
5.50% 1/1/38	2,674,144	3,019,740
5.50% 2/1/38	56,760	63,903
5.50% 5/1/38	195,763	221,198
5.50% 6/1/38	12,829	14,505
5.50% 7/1/38	103,763	117,189
5.50% 10/1/38	44,424	50,250

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 1/1/39	174,291	$196,946
5.50% 5/1/39	433,253	489,906
5.50% 6/1/39	441,412	498,984
5.50% 10/1/39	185,582	209,762
5.50% 7/1/41	357,458	404,607
6.00% 12/1/35	146,176	170,775
6.00% 2/1/36	60,901	70,074
6.00% 6/1/36	39,412	45,235
6.00% 7/1/36	146,904	168,500
6.00% 8/1/36	59,029	67,595
6.00% 9/1/36	97,832	112,098
6.00% 10/1/36	93,580	107,217
6.00% 11/1/36	7,596	8,715
6.00% 1/1/37	89,405	102,581
6.00% 2/1/37	412,485	474,226
6.00% 3/1/37	46,165	52,949
6.00% 4/1/37	7,000	8,013
6.00% 5/1/37	117,399	134,531
6.00% 6/1/37	68,874	78,914
6.00% 8/1/37	135,129	154,689
6.00% 9/1/37	204,364	233,945
6.00% 10/1/37	308,011	352,593
6.00% 11/1/37	65,884	75,495
6.00% 1/1/38	36,138	41,369
6.00% 2/1/38	31,976	36,604
6.00% 4/1/38	5,103	5,841
6.00% 5/1/38	172,287	197,703
6.00% 6/1/38	63,728	72,952
6.00% 8/1/38	67,044	76,748
6.00% 9/1/38	36,371	41,636
6.00% 10/1/38	32,681	37,412
6.00% 11/1/38	21,725	24,871
6.00% 12/1/38	562,400	651,871
6.00% 4/1/40	477,600	548,040
6.00% 6/1/40	864,818	992,154
6.50% 3/1/32	1,192	1,373
6.50% 7/1/36	79,813	91,933
6.50% 9/1/36	80,310	92,827
6.50% 11/1/36	119,150	145,021
6.50% 9/1/37	16,434	19,724
6.50% 10/1/37	170,643	203,310
6.50% 2/1/38	124,340	149,563
6.50% 3/1/38	340,890	398,486
6.50% 5/1/38	54,950	63,537
6.50% 7/1/38	123,573	142,339
6.50% 10/1/38	138,434	159,457
7.00% 8/1/39	409,022	454,990
Fannie Mae S.F. 30 yr TBA
2.50% 10/1/46	2,000,000	2,017,539
3.00% 10/1/46	8,725,000	9,068,206
3.50% 10/1/46	3,000,000	3,165,469
4.00% 10/1/46	1,700,000	1,825,773

LVIP SSGA Bond Index Fund–3

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr
2.50% 4/1/28	149,944	$155,541
2.50% 7/1/28	450,218	466,955
2.50% 8/1/28	3,376,924	3,502,538
2.50% 9/1/28	2,485,865	2,578,882
2.50% 10/1/28	3,451,230	3,579,571
2.50% 10/1/29	2,196,746	2,278,251
2.50% 1/1/31	2,508,224	2,601,285
2.50% 5/1/31	966,155	1,002,002
3.00% 11/1/26	3,089,236	3,246,470
3.00% 2/1/27	285,584	300,614
3.00% 3/1/27	734,088	771,354
3.00% 4/1/27	968,626	1,017,929
3.00% 11/1/27	510,814	536,736
3.00% 2/1/29	1,458,701	1,538,666
3.00% 4/1/30	4,087,628	4,295,067
3.00% 12/1/30	4,281,514	4,498,792
3.00% 5/1/31	2,196,458	2,308,207
3.50% 12/1/25	1,593,352	1,707,766
3.50% 3/1/26	1,094,135	1,156,670
3.50% 2/1/30	402,157	425,462
4.00% 2/1/24	60,326	62,201
4.00% 8/1/24	109,490	116,033
4.00% 2/1/25	158,466	167,680
4.00% 7/1/25	447,406	474,101
4.00% 4/1/26	972,854	1,032,495
4.50% 3/1/18	31,245	32,013
4.50% 4/1/18	33,051	33,863
4.50% 10/1/18	14,550	14,908
4.50% 11/1/18	65,485	67,119
4.50% 12/1/18	33,062	33,889
4.50% 1/1/19	29,871	30,693
4.50% 2/1/19	38,588	39,659
4.50% 7/1/19	65,708	67,522
4.50% 12/1/19	22,409	23,031
4.50% 4/1/21	19,453	20,007
4.50% 6/1/24	5,174	5,575
4.50% 7/1/24	186,102	199,012
4.50% 8/1/24	90,142	96,524
4.50% 11/1/24	172,219	185,372
4.50% 5/1/25	60,463	64,445
5.00% 10/1/17	1,751	1,799
5.00% 4/1/18	54,381	55,863
5.00% 4/1/23	106,723	114,144
5.00% 1/1/25	10,771	11,064
5.00% 3/1/25	58,807	63,353
5.50% 11/1/16	307	307
5.50% 11/1/17	162	161
5.50% 4/1/18	22,220	22,754
6.00% 11/1/23	74,775	82,171
Freddie Mac S.F. 15 yr TBA
2.50% 10/1/31	3,000,000	3,107,813

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 20 yr
3.00% 5/1/35	2,603,391	$2,734,598
3.00% 4/1/36	2,363,967	2,485,523
Freddie Mac S.F. 30 yr
3.00% 10/1/42	2,311,795	2,408,376
3.00% 1/1/43	4,667,126	4,875,723
3.00% 3/1/43	5,587,445	5,818,385
3.00% 4/1/43	3,622,933	3,772,782
3.00% 7/1/43	1,492,594	1,553,383
3.00% 8/1/43	616,915	642,098
3.00% 10/1/43	1,800,379	1,873,733
3.00% 8/1/45	10,293,398	10,706,135
3.00% 4/1/46	1,933,222	2,010,739
3.50% 2/1/42	2,772,361	2,931,918
3.50% 5/1/42	2,644,796	2,799,988
3.50% 10/1/42	2,641,830	2,795,904
3.50% 2/1/43	1,532,001	1,626,025
3.50% 5/1/43	1,986,811	2,102,671
3.50% 8/1/43	3,900,761	4,114,745
3.50% 2/1/44	1,280,720	1,350,976
3.50% 3/1/44	94,147	99,311
3.50% 6/1/44	1,575,482	1,661,908
3.50% 8/1/44	1,725,883	1,820,560
3.50% 11/1/44	3,158,839	3,332,123
3.50% 1/1/45	3,797,322	4,005,631
3.50% 7/1/45	8,607,207	9,109,447
3.50% 10/1/45	3,725,026	3,929,370
3.50% 12/1/45	1,890,209	2,007,215
3.50% 1/1/46	4,933,023	5,205,176
3.50% 3/1/46	2,541,195	2,680,597
3.50% 5/1/46	1,953,373	2,060,748
4.00% 5/1/39	315,756	338,825
4.00% 2/1/40	107,266	115,535
4.00% 5/1/40	176,369	189,168
4.00% 8/1/40	50,181	54,036
4.00% 9/1/40	421,318	452,145
4.00% 10/1/40	1,561,654	1,681,499
4.00% 11/1/40	3,811,316	4,121,968
4.00% 12/1/40	1,743,433	1,877,938
4.00% 2/1/41	1,524,241	1,648,829
4.00% 12/1/41	2,245,400	2,418,604
4.00% 1/1/42	636,977	683,200
4.00% 3/1/42	129,645	139,966
4.00% 4/1/42	3,261,469	3,512,929
4.00% 6/1/42	12,766	13,755
4.00% 5/1/44	4,084,349	4,380,735
4.00% 9/1/44	1,266,237	1,358,123
4.00% 4/1/45	4,603,262	4,937,303
4.00% 10/1/45	2,129,358	2,283,877
4.00% 11/1/45	783,126	839,954
4.00% 1/1/46	1,343,738	1,441,248
4.00% 2/1/46	1,367,091	1,466,295
4.50% 2/1/39	83,144	91,229

LVIP SSGA Bond Index Fund–4

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.50% 4/1/39	29,601	$32,493
4.50% 5/1/39	107,433	117,801
4.50% 6/1/39	849,919	936,512
4.50% 7/1/39	197,449	216,519
4.50% 9/1/39	785,634	879,618
4.50% 10/1/39	674,772	742,735
4.50% 1/1/40	1,838,331	2,040,751
4.50% 2/1/40	1,088,714	1,208,558
4.50% 7/1/40	176,063	193,153
4.50% 8/1/40	113,309	124,305
4.50% 9/1/40	1,030,962	1,144,473
4.50% 2/1/41	4,046,785	4,445,714
4.50% 3/1/41	519,258	578,438
4.50% 9/1/41	1,096,594	1,203,269
4.50% 3/1/44	562,615	615,738
4.50% 5/1/44	21,977	24,052
5.00% 10/1/34	221,786	247,943
5.00% 2/1/35	56,271	62,551
5.00% 8/1/35	94,644	105,891
5.00% 10/1/35	42,824	47,885
5.00% 11/1/35	19,339	21,513
5.00% 12/1/35	150,692	167,925
5.00% 2/1/37	99,868	111,022
5.00% 4/1/37	106,398	118,161
5.00% 5/1/37	117,519	130,686
5.00% 12/1/37	417,576	464,074
5.00% 1/1/38	5,475	6,063
5.00% 4/1/38	4,189	4,639
5.00% 6/1/38	211,013	233,663
5.00% 7/1/38	25,931	28,715
5.00% 9/1/38	10,519	11,648
5.00% 10/1/38	207,650	229,938
5.00% 12/1/38	600,057	664,613
5.00% 1/1/39	51,031	56,508
5.00% 2/1/39	944,770	1,046,191
5.00% 3/1/39	2,195,014	2,437,001
5.00% 8/1/39	119,663	134,474
5.00% 9/1/39	617,125	685,758
5.00% 1/1/40	602,611	670,532
5.00% 5/1/40	192,765	213,455
5.00% 6/1/40	1,338,761	1,495,003
5.00% 9/1/40	136,857	151,547
5.00% 3/1/41	284,446	314,977
5.50% 8/1/33	41,991	47,433
5.50% 6/1/34	121,709	138,512
5.50% 6/1/35	81,131	92,472
5.50% 11/1/35	128,514	144,410
5.50% 1/1/37	56,974	64,170
5.50% 5/1/37	87,561	99,285
5.50% 7/1/37	38,559	43,978
5.50% 1/1/38	359,442	406,625
5.50% 2/1/38	85,189	96,558

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.50% 5/1/38	633,979	$717,334
5.50% 6/1/38	21,873	24,747
5.50% 8/1/38	82,163	93,791
5.50% 12/1/38	91,851	104,276
5.50% 8/1/39	139,742	158,522
5.50% 12/1/39	661,734	743,566
5.50% 3/1/40	441,298	496,893
5.50% 4/1/40	1,188,497	1,347,799
5.50% 5/1/40	312,926	354,689
5.50% 6/1/41	79,918	90,716
6.00% 11/1/28	16,125	18,693
6.00% 7/1/33	16,562	19,276
6.00% 8/1/36	21,571	24,861
6.00% 11/1/36	57,185	65,627
6.00% 4/1/37	858	991
6.00% 5/1/37	121,726	138,967
6.00% 8/1/37	275,870	316,477
6.00% 9/1/37	144,150	166,531
6.00% 10/1/37	34,982	39,904
6.00% 11/1/37	203,832	233,662
6.00% 12/1/37	13,886	15,862
6.00% 1/1/38	182,031	208,635
6.00% 4/1/38	14,191	16,255
6.00% 6/1/38	30,145	34,458
6.00% 7/1/38	39,808	45,502
6.00% 8/1/38	62,100	71,086
6.00% 9/1/38	27,485	31,412
6.00% 10/1/38	80,957	92,542
6.00% 11/1/38	20,949	23,896
6.00% 3/1/39	38,945	44,586
6.00% 5/1/40	1,044,273	1,195,762
6.00% 7/1/40	1,345,573	1,540,121
6.50% 11/1/36	187,521	214,830
6.50% 8/1/37	104,280	120,272
6.50% 10/1/37	25,917	29,692
6.50% 6/1/38	43,472	49,802
6.50% 4/1/39	112,571	129,296
Freddie Mac S.F. 30 yr TBA
3.00% 10/1/46	10,500,000	10,910,976
3.50% 10/1/46	4,200,000	4,430,918
4.00% 10/1/46	500,000	536,318
GNMA I S.F. 30 yr
3.00% 9/15/42	1,671,947	1,752,449
3.00% 11/15/42	1,559,218	1,638,800
3.00% 12/15/42	459,559	481,686
3.00% 2/15/45	902,198	948,780
3.50% 10/15/40	273,787	291,252
3.50% 1/15/41	102,022	108,530
3.50% 7/15/41	82,744	88,017
3.50% 10/15/41	677,133	720,335
3.50% 3/15/42	52,353	55,887

LVIP SSGA Bond Index Fund–5

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
3.50% 6/15/42	2,881,728	$3,073,848
3.50% 10/15/42	247,180	262,929
4.00% 6/15/39	100,536	108,020
4.00% 4/15/40	2,525,568	2,722,530
4.00% 8/15/40	603,261	648,165
4.00% 10/15/40	698,765	761,378
4.00% 12/15/40	1,035,671	1,137,628
4.00% 1/15/41	986,443	1,083,025
4.00% 9/15/41	403,745	434,671
4.50% 2/15/39	215,017	238,029
4.50% 3/15/39	1,149,995	1,270,818
4.50% 4/15/39	116,330	128,559
4.50% 5/15/39	101,552	113,240
4.50% 6/15/39	265,909	293,659
4.50% 7/15/39	426,285	471,473
4.50% 8/15/39	68,158	75,384
4.50% 9/15/39	399,596	442,407
4.50% 10/15/39	1,076,887	1,213,969
4.50% 11/15/39	557,202	619,428
4.50% 12/15/39	287,326	318,144
4.50% 1/15/40	1,121,664	1,242,411
4.50% 4/15/40	240,784	265,907
4.50% 5/15/40	285,648	315,452
4.50% 6/15/40	839,756	933,981
4.50% 8/15/40	334,784	370,123
4.50% 9/15/40	187,527	208,481
4.50% 1/15/41	474,881	533,349
4.50% 2/15/41	2,228,923	2,479,041
4.50% 3/15/41	280,174	310,111
4.50% 6/15/41	248,487	275,005
4.50% 7/15/41	31,686	35,046
5.00% 3/15/35	74,798	84,775
5.00% 3/15/38	24,246	27,244
5.00% 4/15/38	23,645	26,429
5.00% 5/15/38	3,833	4,311
5.00% 8/15/38	2,731	3,045
5.00% 11/15/38	56,174	62,622
5.00% 1/15/39	217,846	243,755
5.00% 4/15/39	270,641	303,308
5.00% 5/15/39	1,024,195	1,152,961
5.00% 6/15/39	967,942	1,095,330
5.00% 9/15/39	1,983,791	2,248,925
5.00% 10/15/39	177,649	200,291
5.00% 11/15/39	488,489	553,684
5.00% 1/15/40	1,149,118	1,297,723
5.00% 2/15/40	631,244	715,425
5.00% 4/15/40	478,586	535,938
5.00% 7/15/40	449,451	505,017
5.50% 10/15/33	241,042	276,657
5.50% 4/15/37	57,785	65,773
5.50% 7/15/37	23,255	26,327
5.50% 1/15/38	286,910	324,290

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
5.50% 2/15/38	264,378	$301,416
5.50% 7/15/38	111,907	127,696
5.50% 8/15/38	37,780	42,772
5.50% 9/15/38	519,830	588,447
5.50% 12/15/38	374,528	423,988
5.50% 1/15/39	200,313	226,755
5.50% 5/15/39	265,253	300,297
5.50% 7/15/39	5,913	6,719
5.50% 10/15/39	280,644	317,724
5.50% 12/15/39	84,386	95,536
5.50% 4/15/40	583,018	667,929
5.50% 2/15/41	71,748	81,229
6.00% 5/15/37	134,089	154,245
6.00% 1/15/38	112,411	128,787
6.00% 3/15/38	5,186	5,942
6.00% 5/15/38	196,562	226,645
6.00% 7/15/38	132,386	151,663
6.00% 8/15/38	80,788	92,576
6.00% 10/15/38	60,038	68,789
6.00% 11/15/38	113,818	130,392
6.00% 12/15/38	163,781	187,637
6.00% 1/15/39	49,040	56,200
6.00% 5/15/39	7,436	8,522
6.00% 6/15/39	6,132	7,025
6.00% 8/15/39	8,050	9,222
6.00% 10/15/39	9,488	10,940
6.00% 6/15/40	7,396	8,477
6.00% 12/15/40	722,502	827,708
6.50% 3/15/38	2,220	2,560
6.50% 5/15/38	24,297	28,131
6.50% 7/15/38	99,111	114,298
6.50% 9/15/38	5,565	6,418
6.50% 10/15/38	21,973	25,340
6.50% 2/15/39	167,110	192,715
6.50% 8/15/39	16,896	19,485
GNMA II S.F. 30 yr
3.00% 9/20/42	2,427,010	2,555,678
3.00% 11/20/42	1,229,912	1,295,071
3.00% 12/20/42	1,930,308	2,032,459
3.00% 1/20/43	1,892,065	1,992,115
3.00% 2/20/43	2,572,992	2,713,721
3.00% 3/20/43	4,217,498	4,444,959
3.00% 6/20/43	1,694,361	1,783,257
3.00% 9/20/43	2,914,867	3,067,464
3.00% 12/20/44	2,625,066	2,753,613
3.00% 3/20/45	2,720,973	2,854,216
3.00% 4/20/45	2,220,176	2,328,896
3.00% 6/20/45	3,509,169	3,681,009
3.00% 8/20/45	3,859,767	4,048,776
3.00% 12/20/45	907,995	952,458
3.00% 5/20/46	3,891,651	4,082,221

LVIP SSGA Bond Index Fund–6

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.00% 9/20/46	4,200,000	$4,405,670
3.50% 4/20/42	908,866	967,910
3.50% 6/20/42	2,708,118	2,886,539
3.50% 10/20/42	1,066,921	1,136,237
3.50% 12/20/42	2,182,885	2,327,801
3.50% 2/20/43	3,659,487	3,902,434
3.50% 3/20/43	2,592,633	2,785,998
3.50% 5/20/43	2,685,684	2,863,020
3.50% 9/20/43	3,289,681	3,506,506
3.50% 1/20/44	3,771,265	4,007,912
3.50% 10/20/44	3,161,007	3,358,775
3.50% 12/20/44	2,298,789	2,442,670
3.50% 3/20/45	2,125,503	2,258,336
3.50% 4/20/45	10,228,852	10,904,072
3.50% 6/20/45	4,086,615	4,342,196
3.50% 10/20/45	4,076,278	4,331,505
3.50% 11/20/45	2,592,783	2,755,319
3.50% 12/20/45	882,233	937,576
3.50% 3/20/46	3,694,116	3,927,767
3.50% 5/20/46	6,669,850	7,093,464
3.50% 6/20/46	4,130,129	4,393,580
3.50% 7/20/46	4,093,888	4,355,889
4.00% 5/20/39	1,123,254	1,207,912
4.00% 8/20/40	631,599	677,746
4.00% 10/20/41	117,764	126,650
4.00% 11/20/41	2,009,571	2,164,648
4.00% 12/20/41	804,055	864,622
4.00% 5/20/42	1,824,367	1,961,008
4.00% 7/20/42	1,134,446	1,220,665
4.00% 8/20/42	850,107	915,929
4.00% 8/20/43	1,541,137	1,652,895
4.00% 3/20/44	2,255,540	2,417,544
4.00% 8/20/44	3,001,011	3,216,655
4.00% 10/20/44	881,200	944,377
4.00% 12/20/44	3,084,034	3,305,575
4.00% 1/20/45	631,263	676,625
4.00% 2/20/45	1,618,100	1,734,376
4.00% 8/20/45	1,459,634	1,565,583
4.00% 9/20/45	2,105,217	2,256,101
4.00% 10/20/45	3,074,664	3,299,228
4.00% 11/20/45	1,936,692	2,075,875
4.00% 1/20/46	426,457	457,131
4.00% 6/20/46	1,944,456	2,089,436
4.50% 7/20/41	2,869,859	3,143,783
4.50% 12/20/43	1,880,406	2,031,289
4.50% 1/20/44	1,595,631	1,723,664
4.50% 3/20/44	1,212,395	1,322,599
4.50% 4/20/45	1,100,372	1,188,665
5.00% 4/20/43	1,358,616	1,477,910
GNMA II S.F. 30 yr TBA
3.00% 10/1/46	7,800,000	8,171,109

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr TBA (continued)
3.50% 10/1/46	6,925,000	$7,355,108

Total Agency Mortgage-Backed Securities (Cost $796,199,581)		818,996,461

AGENCY OBLIGATIONS–2.33%
Federal Farm Credit Banks
0.75% 4/18/18	1,500,000	1,498,107
1.10% 6/1/18	1,000,000	1,004,014
Federal Home Loan Banks
0.875% 8/5/19	2,000,000	1,993,444
1.125% 7/14/21	2,000,000	1,986,690
1.83% 7/29/20	1,000,000	1,025,261
4.125% 3/13/20	400,000	440,747
4.625% 9/11/20	1,000,000	1,134,415
5.00% 11/17/17	1,700,000	1,781,432
5.375% 5/15/19	1,000,000	1,113,249
5.50% 7/15/36	300,000	435,725
Federal Home Loan Mortgage
0.75% 1/12/18	1,000,000	999,832
0.875% 3/7/18	1,250,000	1,251,157
1.00% 5/11/18	1,500,000	1,499,883
1.05% 2/26/18	1,500,000	1,500,099
1.25% 8/1/19	500,000	503,839
1.25% 10/2/19	1,000,000	1,007,504
1.30% 8/28/19	2,000,000	2,000,118
1.33% 12/30/20	1,000,000	995,783
1.375% 5/1/20	2,600,000	2,629,591
1.75% 5/30/19	500,000	510,639
2.00% 7/30/19	100,000	102,684
2.375% 1/13/22	4,500,000	4,742,203
3.75% 3/27/19	700,000	748,483
4.875% 6/13/18	1,150,000	1,228,560
5.125% 11/17/17	250,000	262,180
6.25% 7/15/32	750,000	1,134,658
6.75% 9/15/29	100,000	151,095
6.75% 3/15/31	300,000	463,579
Federal National Mortgage Association
0.875% 10/26/17	750,000	751,309
0.875% 12/20/17	500,000	500,807
0.875% 2/8/18	1,000,000	1,001,472
0.875% 5/21/18	1,750,000	1,751,837
0.90% 11/7/17	750,000	750,059
1.00% 5/21/18	100,000	100,004
1.00% 8/28/19	7,000,000	6,999,776
1.125% 7/20/18	4,000,000	4,020,768
1.25% 2/26/19	2,000,000	2,000,616
1.75% 1/30/19	1,100,000	1,121,205
1.75% 9/12/19	1,000,000	1,022,055
1.875% 9/18/18	1,000,000	1,020,601
2.125% 4/24/26	3,265,000	3,326,927
2.625% 9/6/24	2,085,000	2,234,451
5.625% 7/15/37	100,000	148,151

LVIP SSGA Bond Index Fund–7

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
6.25% 5/15/29	500,000	$722,940
6.625% 11/15/30	300,000	456,887
7.125% 1/15/30	500,000	782,721
7.25% 5/15/30	500,000	793,435
8.95% 2/12/18	1,000,000	1,104,591
Financing
9.40% 2/8/18	480,000	535,615
10.70% 10/6/17	150,000	165,261
Tennessee Valley Authority
3.875% 2/15/21	400,000	443,987
4.625% 9/15/60	150,000	190,728
4.65% 6/15/35	500,000	636,105
4.70% 7/15/33	200,000	253,707
5.25% 9/15/39	1,025,000	1,420,063
5.375% 4/1/56	200,000	283,833
5.88% 4/1/36	75,000	109,025
6.15% 1/15/38	100,000	150,823
7.125% 5/1/30	100,000	154,118

Total Agency Obligations (Cost $66,335,774)		69,098,848

CORPORATE BONDS–27.21%
Aerospace & Defense–0.40%
Boeing
1.65% 10/30/20	100,000	100,806
1.875% 6/15/23	250,000	248,715
2.20% 10/30/22	100,000	101,722
2.50% 3/1/25	50,000	51,107
2.60% 10/30/25	100,000	103,271
3.30% 3/1/35	100,000	101,879
3.50% 3/1/45	25,000	25,632
4.875% 2/15/20	200,000	224,223
6.00% 3/15/19	100,000	111,299
6.125% 2/15/33	50,000	67,588
6.875% 3/15/39	100,000	151,261
Boeing Capital 4.70% 10/27/19	300,000	330,490
General Dynamics
1.00% 11/15/17	100,000	100,027
1.875% 8/15/23	150,000	148,927
2.125% 8/15/26	150,000	147,787
2.25% 11/15/22	250,000	256,005
Honeywell International
3.35% 12/1/23	200,000	215,808
4.25% 3/1/21	50,000	55,818
5.00% 2/15/19	100,000	108,840
5.30% 3/1/18	100,000	105,866
5.375% 3/1/41	65,000	86,787
5.70% 3/15/36	150,000	199,338
5.70% 3/15/37	100,000	133,540
L-3 Communications
3.95% 5/28/24	154,000	164,151

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
L-3 Communications (continued)
4.75% 7/15/20	100,000	$109,293
4.95% 2/15/21	100,000	110,467
Lockheed Martin
1.85% 11/23/18	90,000	91,126
2.50% 11/23/20	150,000	154,991
2.90% 3/1/25	300,000	309,934
3.10% 1/15/23	50,000	52,801
3.35% 9/15/21	100,000	107,260
3.55% 1/15/26	250,000	270,672
3.60% 3/1/35	150,000	154,260
3.80% 3/1/45	500,000	511,833
4.07% 12/15/42	279,000	300,102
4.25% 11/15/19	200,000	217,369
4.50% 5/15/36	40,000	45,669
4.70% 5/15/46	109,000	130,055
4.85% 9/15/41	100,000	118,433
Northrop Grumman
1.75% 6/1/18	150,000	151,261
3.25% 8/1/23	350,000	374,569
3.50% 3/15/21	100,000	107,017
5.05% 11/15/40	100,000	120,325
Northrop Grumman Systems 7.75% 2/15/31	150,000	224,289
Precision Castparts
1.25% 1/15/18	200,000	200,208
2.50% 1/15/23	200,000	206,347
3.25% 6/15/25	100,000	107,373
3.90% 1/15/43	50,000	55,313
4.20% 6/15/35	100,000	113,425
4.375% 6/15/45	100,000	118,194
Raytheon
2.50% 12/15/22	125,000	129,997
3.125% 10/15/20	200,000	212,271
4.40% 2/15/20	100,000	110,034
4.70% 12/15/41	200,000	242,435
6.40% 12/15/18	50,000	55,691
7.20% 8/15/27	100,000	141,054
Rockwell Collins
3.70% 12/15/23	150,000	163,693
4.80% 12/15/43	100,000	120,071
5.25% 7/15/19	50,000	55,323
Spirit AeroSystems 3.85% 6/15/26	75,000	78,046
United Technologies
f1.778% 5/4/18	250,000	251,460
3.10% 6/1/22	409,000	439,190
4.15% 5/15/45	250,000	277,443
4.50% 4/15/20	210,000	232,253
4.50% 6/1/42	400,000	464,398
5.375% 12/15/17	150,000	157,504
5.40% 5/1/35	200,000	249,226

LVIP SSGA Bond Index Fund–8

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
United Technologies (continued)
6.05% 6/1/36	150,000	$200,723
6.125% 2/1/19	250,000	277,347
6.125% 7/15/38	200,000	272,548

		11,934,180

Air Freight & Logistics–0.10%
FedEx
2.625% 8/1/22	55,000	56,587
3.20% 2/1/25	200,000	210,453
3.25% 4/1/26	150,000	158,512
3.875% 8/1/42	100,000	101,390
4.00% 1/15/24	120,000	133,937
4.10% 4/15/43	100,000	103,916
4.10% 2/1/45	200,000	208,275
4.55% 4/1/46	150,000	167,316
4.75% 11/15/45	350,000	401,444
4.90% 1/15/34	60,000	69,046
8.00% 1/15/19	100,000	114,709
JB Hunt Transport Services 3.85% 3/15/24	150,000	159,276
United Parcel Service
2.45% 10/1/22	125,000	129,930
3.125% 1/15/21	350,000	374,055
3.625% 10/1/42	75,000	80,420
4.875% 11/15/40	55,000	69,434
5.125% 4/1/19	200,000	219,329
6.20% 1/15/38	255,000	364,568

		3,122,597

Airlines–0.08%
American Airlines Pass Through Trust
¿Series 2013-2 Class A 4.95% 1/15/23	319,645	348,014
¿Series 2015-1 Class A 3.375% 5/1/27	95,451	97,956
¿Series 2016-2 Class AA 3.20% 6/15/28	500,000	513,175
¿Series 2016-3 Class AA 3.00% 10/15/28	60,000	60,378
Continental Airlines Pass Through Trust
¿Series 2010-1 Class A 4.75% 1/12/21	69,290	74,400
¿Series 2012-1 Class A 4.15% 4/11/24	213,086	227,469
Delta Air Lines Pass Through Trust
¿Series 2010-2 Class A 4.95% 5/23/19	53,316	56,116
¿Series 2015-1 Class AA 3.625% 7/30/27	91,036	97,068
¿Hawaiian Airlines Pass Through Certificates Series 2013-1 Class A 3.90% 1/15/26	34,691	35,038
Southwest Airlines
2.65% 11/5/20	100,000	102,723
2.75% 11/6/19	50,000	51,656
¿Spirit Airlines Pass Through Trust Series 2015-1 Class A 4.10% 4/1/28	25,000	25,531

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Airlines (continued)
United Airlines Pass Through Trust
¿Series 2014-2 Class A 3.75% 9/3/26	188,465	$198,595
¿Series 2015-1 Class AA 3.45% 12/1/27	175,000	182,000
¿Series 2016-1 Class A 3.45% 7/7/28	95,000	99,156
¿Series 2016-1 Class AA 3.10% 7/7/28	100,000	102,385
US Airways Pass Through Trust
¿Series 2012-1 Class A 5.90% 10/1/24	39,972	45,968
¿Series 2012-2 Class A 4.625% 6/3/25	79,626	86,892
¿Series 2013-1 Class A 3.95% 11/15/25	87,154	92,384

		2,496,904

Auto Components–0.04%
Delphi Automotive
3.15% 11/19/20	50,000	51,821
4.25% 1/15/26	100,000	109,143
Johnson Controls
1.40% 11/2/17	500,000	501,625
3.625% 7/2/24	107,000	114,586
4.25% 3/1/21	60,000	64,558
4.95% 7/2/64	94,000	98,680
5.00% 3/30/20	100,000	109,907
5.70% 3/1/41	70,000	85,195
Magna International 3.625% 6/15/24	200,000	210,578

		1,346,093

Automobiles–0.10%
Daimler Finance North America 8.50% 1/18/31	200,000	325,705
Ford Motor
4.75% 1/15/43	400,000	415,972
7.45% 7/16/31	650,000	861,855
General Motors
6.25% 10/2/43	600,000	710,639
6.60% 4/1/36	305,000	368,031
6.75% 4/1/46	75,000	94,362
Harley-Davidson
3.50% 7/28/25	50,000	52,941
4.625% 7/28/45	50,000	54,642

		2,884,147

Banks–2.79%
Australia & New Zealand Banking Group
1.45% 5/15/18	250,000	250,280
1.60% 7/15/19	250,000	249,843
2.30% 6/1/21	250,000	254,227
2.70% 11/16/20	250,000	259,017
3.70% 11/16/25	250,000	274,483
Banco Bilbao Vizcaya Argentaria 3.00% 10/20/20	200,000	206,574
Bancolombia 5.95% 6/3/21	200,000	221,190
Bank of America North America 1.75% 6/5/18	500,000	503,015

LVIP SSGA Bond Index Fund–9

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Bank of America North America (continued)
2.05% 12/7/18	750,000	$760,076
6.00% 10/15/36	400,000	515,317
Bank of Montreal
1.35% 8/28/18	100,000	99,873
1.45% 4/9/18	500,000	500,126
1.50% 7/18/19	190,000	189,675
1.80% 7/31/18	200,000	201,542
1.90% 8/27/21	250,000	248,868
2.55% 11/6/22	300,000	307,713
Bank of Nova Scotia
1.375% 12/18/17	150,000	150,120
1.45% 4/25/18	250,000	250,542
1.65% 6/14/19	500,000	501,081
1.85% 4/14/20	500,000	505,507
1.875% 4/26/21	300,000	302,267
1.95% 1/15/19	350,000	353,718
2.35% 10/21/20	150,000	153,333
2.45% 3/22/21	150,000	153,730
2.80% 7/21/21	550,000	573,271
4.50% 12/16/25	150,000	160,123
Bank One 8.00% 4/29/27	100,000	136,600
Barclays Bank 5.14% 10/14/20	200,000	216,763
BB&T
2.05% 6/19/18	350,000	353,655
2.05% 5/10/21	250,000	252,773
2.45% 1/15/20	700,000	716,663
BNP Paribas
2.70% 8/20/18	300,000	305,702
3.25% 3/3/23	500,000	525,331
4.25% 10/15/24	200,000	208,415
5.00% 1/15/21	300,000	335,863
BPCE
2.25% 1/27/20	550,000	559,095
2.50% 12/10/18	250,000	255,090
2.50% 7/15/19	250,000	255,456
Branch Banking & Trust
1.35% 10/1/17	250,000	250,118
2.30% 10/15/18	250,000	254,325
3.625% 9/16/25	250,000	268,450
Canadian Imperial Bank of Commerce
1.55% 1/23/18	200,000	200,483
1.60% 9/6/19	200,000	200,087
Capital One 2.40% 9/5/19	300,000	304,953
Capital One Financial
2.45% 4/24/19	350,000	357,840
3.20% 2/5/25	150,000	153,183
3.50% 6/15/23	600,000	626,432
4.20% 10/29/25	200,000	209,049
4.75% 7/15/21	100,000	111,399
Citizens Bank 2.55% 5/13/21	250,000	254,721

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Citizens Financial Group
2.375% 7/28/21	30,000	$30,139
4.30% 12/3/25	150,000	157,687
4.35% 8/1/25	300,000	312,580
Comerica
2.125% 5/23/19	50,000	50,460
3.80% 7/22/26	60,000	61,974
Comerica Bank 4.00% 7/27/25	250,000	262,457
Commonwealth Bank of Australia
1.75% 11/2/18	250,000	251,377
2.05% 3/15/19	250,000	253,053
2.25% 3/13/19	250,000	254,118
2.30% 9/6/19	250,000	254,527
2.50% 9/20/18	800,000	816,383
2.55% 3/15/21	250,000	256,745
Compass Bank
3.875% 4/10/25	250,000	244,986
6.40% 10/1/17	100,000	104,133
Cooperatieve Rabobank
1.375% 8/9/19	400,000	398,006
1.70% 3/19/18	250,000	251,285
2.25% 1/14/19	300,000	304,910
2.50% 1/19/21	250,000	256,525
3.375% 5/21/25	500,000	530,882
3.75% 7/21/26	250,000	250,920
3.875% 2/8/22	250,000	273,793
3.95% 11/9/22	250,000	262,424
4.50% 1/11/21	550,000	608,585
4.625% 12/1/23	350,000	378,545
5.25% 5/24/41	150,000	185,148
5.25% 8/4/45	250,000	286,361
Credit Suisse New York
1.70% 4/27/18	250,000	250,248
2.30% 5/28/19	250,000	253,212
3.625% 9/9/24	700,000	731,315
4.375% 8/5/20	200,000	216,053
5.30% 8/13/19	100,000	109,576
6.00% 2/15/18	500,000	526,310
Discover Bank
2.00% 2/21/18	250,000	250,890
2.60% 11/13/18	455,000	462,055
4.20% 8/8/23	250,000	269,455
Fifth Third Bancorp
2.875% 7/27/20	500,000	519,625
3.50% 3/15/22	200,000	212,236
4.30% 1/16/24	250,000	270,007
8.25% 3/1/38	100,000	149,079
Fifth Third Bank
2.25% 6/14/21	500,000	508,683
2.30% 3/15/19	200,000	203,616
HSBC Bank USA
5.625% 8/15/35	500,000	592,325

LVIP SSGA Bond Index Fund–10

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
HSBC Bank USA (continued)
5.875% 11/1/34	100,000	$121,288
7.00% 1/15/39	100,000	135,562
HSBC Holdings
2.65% 1/5/22	250,000	249,331
2.95% 5/25/21	500,000	507,461
3.40% 3/8/21	250,000	258,724
3.60% 5/25/23	500,000	516,855
3.90% 5/25/26	1,095,000	1,135,813
4.00% 3/30/22	500,000	533,114
4.25% 3/14/24	300,000	309,940
4.30% 3/8/26	250,000	268,227
5.10% 4/5/21	300,000	331,858
6.10% 1/14/42	200,000	266,376
6.50% 5/2/36	200,000	254,997
6.50% 9/15/37	200,000	256,990
6.80% 6/1/38	200,000	264,816
HSBC USA
1.625% 1/16/18	500,000	500,369
2.00% 8/7/18	150,000	150,854
2.25% 6/23/19	300,000	303,249
2.75% 8/7/20	100,000	102,432
3.50% 6/23/24	800,000	833,381
5.00% 9/27/20	300,000	325,291
Huntington Bancshares
2.30% 1/14/22	100,000	99,754
2.60% 8/2/18	250,000	254,159
Huntington National Bank
2.20% 11/6/18	250,000	253,245
2.40% 4/1/20	250,000	253,350
2.875% 8/20/20	250,000	257,105
Industrial & Commercial Bank of China 3.231% 11/13/19	500,000	521,095
Intesa Sanpaolo
3.875% 1/16/18	300,000	306,000
3.875% 1/15/19	600,000	618,121
#Itau CorpBanca 144A 3.875% 9/22/19	300,000	313,783
JPMorgan Chase Bank
1.65% 9/23/19	250,000	250,894
6.00% 10/1/17	950,000	990,917
Keybank 1.60% 8/22/19	250,000	250,126
KeyBank
1.65% 2/1/18	250,000	251,043
2.35% 3/8/19	250,000	254,797
3.18% 5/22/22	300,000	309,667
KeyCorp
2.90% 9/15/20	195,000	202,624
5.10% 3/24/21	300,000	339,008
Manufacturers & Traders Trust
2.25% 7/25/19	350,000	356,398
2.30% 1/30/19	250,000	254,263
MUFG Union Bank 2.625% 9/26/18	250,000	254,713

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
National Australia Bank
1.375% 7/12/19	250,000	$248,406
1.875% 7/12/21	250,000	248,775
2.50% 7/12/26	250,000	245,950
2.625% 7/23/20	250,000	257,274
3.00% 1/20/23	500,000	520,654
National Bank of Canada 2.10% 12/14/18	250,000	253,258
National City 6.875% 5/15/19	100,000	112,711
PNC Bank
1.45% 7/29/19	250,000	250,115
1.50% 2/23/18	300,000	300,982
1.80% 11/5/18	250,000	252,204
1.95% 3/4/19	250,000	253,277
2.15% 4/29/21	250,000	252,769
2.30% 6/1/20	250,000	254,468
2.45% 11/5/20	250,000	256,055
2.60% 7/21/20	250,000	258,050
2.70% 11/1/22	250,000	254,329
3.25% 6/1/25	250,000	263,489
4.20% 11/1/25	500,000	561,132
6.875% 4/1/18	150,000	161,606
PNC Funding
3.30% 3/8/22	300,000	318,774
5.125% 2/8/20	100,000	111,143
6.70% 6/10/19	150,000	170,610
Regions Bank 2.25% 9/14/18	250,000	252,116
Regions Financial 3.20% 2/8/21	100,000	104,059
Royal Bank of Canada
1.50% 7/29/19	650,000	649,449
1.625% 4/15/19	500,000	501,313
1.80% 7/30/18	150,000	151,077
2.00% 12/10/18	500,000	506,305
2.15% 3/15/19	200,000	203,239
2.15% 3/6/20	250,000	253,843
2.20% 7/27/18	150,000	152,151
2.20% 9/23/19	550,000	561,123
2.30% 3/22/21	900,000	925,313
2.35% 10/30/20	1,000,000	1,020,543
Royal Bank of Scotland Group 4.80% 4/5/26	700,000	721,269
Santander Holdings USA
2.65% 4/17/20	300,000	302,051
2.70% 5/24/19	200,000	202,622
4.50% 7/17/25	250,000	260,827
Santander Issuances 5.179% 11/19/25	200,000	204,138
Santander UK
2.00% 8/24/18	533,000	535,109
2.35% 9/10/19	335,000	338,603
2.50% 3/14/19	150,000	152,291
3.05% 8/23/18	250,000	256,163

LVIP SSGA Bond Index Fund–11

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Santander UK Group Holdings
2.875% 10/16/20	100,000	$100,959
2.875% 8/5/21	250,000	250,123
Skandinaviska Enskilda Banken 2.625% 3/15/21	250,000	257,001
Societe Generale 2.75% 10/12/17	150,000	151,890
Sumitomo Mitsui Banking
2.05% 1/18/19	250,000	252,172
2.45% 1/10/19	300,000	305,233
2.45% 1/16/20	600,000	611,143
2.50% 7/19/18	250,000	253,587
2.65% 7/23/20	400,000	410,021
3.20% 7/18/22	250,000	262,526
Sumitomo Mitsui Financial Group
2.934% 3/9/21	200,000	205,681
3.784% 3/9/26	200,000	216,172
SunTrust Bank
3.30% 5/15/26	200,000	204,438
7.25% 3/15/18	200,000	215,691
SunTrust Banks
2.50% 5/1/19	450,000	460,237
2.90% 3/3/21	100,000	104,167
SVB Financial Group 5.375% 9/15/20	150,000	166,869
Svenska Handelsbanken
1.50% 9/6/19	250,000	249,289
1.625% 3/21/18	250,000	250,967
1.875% 9/7/21	250,000	248,813
2.40% 10/1/20	400,000	408,094
2.45% 3/30/21	250,000	255,802
2.50% 1/25/19	250,000	255,707
Toronto-Dominion Bank
1.40% 4/30/18	650,000	650,347
1.45% 9/6/18	300,000	300,611
1.45% 8/13/19	150,000	149,755
1.80% 7/13/21	150,000	149,541
1.95% 1/22/19	250,000	252,973
2.125% 7/2/19	200,000	203,243
2.125% 4/7/21	150,000	151,891
2.25% 11/5/19	250,000	255,161
2.50% 12/14/20	200,000	205,784
2.625% 9/10/18	100,000	102,281
U.S. Bancorp
1.95% 11/15/18	600,000	607,802
2.35% 1/29/21	150,000	154,430
2.375% 7/22/26	150,000	148,338
2.95% 7/15/22	200,000	208,522
3.00% 3/15/22	150,000	159,034
3.10% 4/27/26	65,000	67,227
3.60% 9/11/24	250,000	268,213
3.70% 1/30/24	250,000	273,278
U.S. Bank 1.40% 4/26/19	700,000	699,728

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Wachovia
5.50% 8/1/35	150,000	$174,931
5.75% 2/1/18	600,000	634,071
Wells Fargo & Co.
1.50% 1/16/18	250,000	250,366
2.10% 7/26/21	400,000	398,902
2.15% 1/15/19	1,187,000	1,202,135
2.50% 3/4/21	350,000	355,325
2.55% 12/7/20	300,000	306,068
2.60% 7/22/20	1,050,000	1,071,884
3.00% 4/22/26	150,000	151,598
3.30% 9/9/24	250,000	261,573
3.45% 2/13/23	250,000	258,017
3.50% 3/8/22	600,000	637,074
3.90% 5/1/45	510,000	526,063
4.10% 6/3/26	740,000	786,041
4.125% 8/15/23	300,000	321,332
4.30% 7/22/27	750,000	809,358
4.40% 6/14/46	250,000	255,147
4.60% 4/1/21	350,000	386,651
4.65% 11/4/44	225,000	237,258
5.375% 11/2/43	775,000	901,784
5.625% 12/11/17	150,000	157,422
Wells Fargo Bank
1.65% 1/22/18	250,000	250,773
1.75% 5/24/19	250,000	251,222
5.85% 2/1/37	450,000	565,029
6.00% 11/15/17	300,000	315,409
6.60% 1/15/38	450,000	617,895
Wells Fargo Capital X 5.95% 12/15/36	100,000	110,250
Westpac Banking
1.50% 12/1/17	150,000	150,387
1.55% 5/25/18	100,000	100,257
1.60% 1/12/18	250,000	250,889
1.60% 8/19/19	200,000	200,093
1.65% 5/13/19	150,000	150,815
1.95% 11/23/18	500,000	504,248
2.00% 8/19/21	200,000	199,816
2.10% 5/13/21	150,000	150,946
2.25% 7/30/18	100,000	101,409
2.25% 1/17/19	150,000	152,413
2.30% 5/26/20	100,000	101,827
2.60% 11/23/20	150,000	154,259
2.70% 8/19/26	200,000	198,794
2.85% 5/13/26	150,000	151,724
4.875% 11/19/19	250,000	274,168

		82,698,634

Beverages–0.77%
Anheuser-Busch 6.45% 9/1/37	100,000	136,374
Anheuser-Busch InBev Finance
1.25% 1/17/18	250,000	250,024

LVIP SSGA Bond Index Fund–12

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages (continued)
Anheuser-Busch InBev Finance (continued)
1.90% 2/1/19	825,000	$833,436
2.625% 1/17/23	450,000	459,791
2.65% 2/1/21	1,340,000	1,384,126
3.30% 2/1/23	860,000	908,497
3.65% 2/1/26	1,600,000	1,721,734
4.00% 1/17/43	100,000	103,908
4.625% 2/1/44	850,000	979,052
4.70% 2/1/36	950,000	1,095,821
4.90% 2/1/46	1,230,000	1,469,493
Anheuser-Busch InBev Worldwide
2.50% 7/15/22	450,000	459,504
3.75% 7/15/42	136,000	136,685
4.375% 2/15/21	30,000	33,068
5.375% 1/15/20	400,000	447,176
6.375% 1/15/40	200,000	271,354
7.75% 1/15/19	500,000	569,103
8.20% 1/15/39	200,000	323,878
Beam Suntory 1.75% 6/15/18	250,000	250,661
Bottling Group 5.125% 1/15/19	200,000	216,992
Brown-Forman
1.00% 1/15/18	250,000	249,513
3.75% 1/15/43	125,000	127,006
Coca-Cola
0.875% 10/27/17	55,000	54,893
1.375% 5/30/19	150,000	150,427
1.55% 9/1/21	150,000	149,724
1.65% 3/14/18	250,000	252,438
1.65% 11/1/18	500,000	505,892
2.25% 9/1/26	200,000	198,949
2.45% 11/1/20	500,000	521,189
2.50% 4/1/23	250,000	258,215
2.55% 6/1/26	100,000	102,521
2.875% 10/27/25	100,000	105,479
3.15% 11/15/20	170,000	182,533
3.30% 9/1/21	250,000	269,858
Coca-Cola Bottling Consolidated 3.80% 11/25/25	50,000	53,541
Coca-Cola Enterprises
3.50% 9/15/20	100,000	105,978
4.50% 9/1/21	200,000	221,742
Coca-Cola Femsa
2.375% 11/26/18	200,000	203,656
3.875% 11/26/23	200,000	215,776
Diageo Capital
2.625% 4/29/23	350,000	360,605
3.875% 4/29/43	30,000	31,700
4.828% 7/15/20	100,000	111,811
5.75% 10/23/17	100,000	104,675
5.875% 9/30/36	100,000	133,757
Diageo Investment
2.875% 5/11/22	400,000	420,055

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages (continued)
Diageo Investment (continued)
8.00% 9/15/22	100,000	$130,647
Dr. Pepper Snapple Group
2.00% 1/15/20	66,000	66,249
3.40% 11/15/25	150,000	160,430
4.50% 11/15/45	125,000	142,301
6.82% 5/1/18	100,000	108,482
Fomento Economico Mexicano
2.875% 5/10/23	150,000	149,819
4.375% 5/10/43	200,000	206,037
Molson Coors Brewing
1.45% 7/15/19	80,000	79,822
2.10% 7/15/21	100,000	101,033
3.00% 7/15/26	110,000	110,990
4.20% 7/15/46	95,000	99,407
5.00% 5/1/42	250,000	290,651
PepsiCo
1.00% 10/13/17	85,000	85,028
1.25% 4/30/18	500,000	501,199
1.50% 2/22/19	85,000	85,595
2.15% 10/14/20	150,000	154,024
2.75% 3/1/23	550,000	577,517
2.85% 2/24/26	90,000	94,430
3.00% 8/25/21	100,000	105,913
3.125% 11/1/20	250,000	265,886
3.60% 3/1/24	779,000	855,082
3.60% 8/13/42	250,000	259,095
4.00% 3/5/42	100,000	108,957
4.45% 4/14/46	120,000	142,452
4.50% 1/15/20	100,000	109,907
4.875% 11/1/40	100,000	121,880
5.00% 6/1/18	150,000	159,465
5.50% 1/15/40	150,000	198,394
7.90% 11/1/18	200,000	226,913

		22,840,215

Biotechnology–0.38%
Amgen
1.85% 8/19/21	100,000	99,525
2.125% 5/1/20	200,000	203,212
2.20% 5/22/19	650,000	662,485
2.25% 8/19/23	200,000	199,519
2.60% 8/19/26	200,000	196,577
2.70% 5/1/22	100,000	103,294
3.125% 5/1/25	200,000	207,390
3.625% 5/15/22	100,000	107,500
3.625% 5/22/24	150,000	160,990
3.875% 11/15/21	200,000	217,592
4.10% 6/15/21	100,000	109,238
4.40% 5/1/45	300,000	316,419
4.50% 3/15/20	150,000	163,949

LVIP SSGA Bond Index Fund–13

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Biotechnology (continued)
Amgen (continued)
5.15% 11/15/41	250,000	$285,964
5.65% 6/15/42	200,000	244,385
5.75% 3/15/40	200,000	248,087
6.15% 6/1/18	250,000	269,763
6.375% 6/1/37	100,000	129,987
6.40% 2/1/39	50,000	65,807
6.90% 6/1/38	150,000	205,776
Biogen
2.90% 9/15/20	250,000	259,880
3.625% 9/15/22	145,000	155,517
4.05% 9/15/25	145,000	158,160
5.20% 9/15/45	255,000	301,138
6.875% 3/1/18	100,000	107,683
Celgene
2.125% 8/15/18	110,000	111,226
2.30% 8/15/18	143,000	145,002
2.875% 8/15/20	200,000	207,086
3.25% 8/15/22	250,000	262,741
3.55% 8/15/22	300,000	319,167
3.625% 5/15/24	200,000	210,844
3.875% 8/15/25	200,000	214,235
3.95% 10/15/20	100,000	107,749
4.00% 8/15/23	100,000	107,901
4.625% 5/15/44	300,000	317,468
5.00% 8/15/45	110,000	124,344
Genzyme 5.00% 6/15/20	100,000	112,261
Gilead Sciences
1.85% 9/4/18	115,000	116,221
1.95% 3/1/22	85,000	85,250
2.55% 9/1/20	350,000	361,717
2.95% 3/1/27	300,000	303,553
3.25% 9/1/22	125,000	132,838
3.50% 2/1/25	670,000	710,432
3.65% 3/1/26	300,000	323,275
4.15% 3/1/47	230,000	235,688
4.40% 12/1/21	200,000	223,570
4.50% 4/1/21	100,000	111,076
4.50% 2/1/45	80,000	85,637
4.60% 9/1/35	200,000	220,306
4.75% 3/1/46	250,000	280,076
4.80% 4/1/44	400,000	447,460
5.65% 12/1/41	250,000	310,662

		11,367,622

Building Products–0.02%
CRH America 8.125% 7/15/18	125,000	138,335
Fortune Brands Home & Security
3.00% 6/15/20	50,000	51,531
4.00% 6/15/25	50,000	53,773
Martin Marietta Materials 4.25% 7/2/24	55,000	58,690

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Building Products (continued)
Owens Corning
4.20% 12/15/22	212,000	$228,062
7.00% 12/1/36	100,000	126,612

		657,003

Capital Markets–2.27%
Affiliated Managers Group 4.25% 2/15/24	100,000	105,271
Ameriprise Financial
2.875% 9/15/26	100,000	100,362
5.30% 3/15/20	200,000	222,859
7.30% 6/28/19	200,000	229,435
Apollo Investment 5.25% 3/3/25	50,000	49,191
Ares Capital
3.625% 1/19/22	150,000	151,155
3.875% 1/15/20	30,000	31,052
4.875% 11/30/18	100,000	104,440
Bank of New York Mellon
1.30% 1/25/18	600,000	601,441
2.10% 8/1/18	500,000	507,655
2.10% 1/15/19	200,000	203,409
2.15% 2/24/20	150,000	152,645
2.20% 8/16/23	100,000	99,794
2.30% 9/11/19	500,000	512,070
2.45% 11/27/20	150,000	154,037
2.45% 8/17/26	250,000	248,795
2.60% 8/17/20	100,000	103,476
3.00% 2/24/25	100,000	104,171
3.55% 9/23/21	200,000	215,463
3.95% 11/18/25	100,000	111,692
4.15% 2/1/21	100,000	109,330
5.45% 5/15/19	100,000	109,910
Barclays
2.75% 11/8/19	1,000,000	1,009,038
2.875% 6/8/20	500,000	503,746
3.20% 8/10/21	250,000	251,527
3.25% 1/12/21	200,000	203,844
4.375% 1/12/26	200,000	207,318
5.20% 5/12/26	500,000	517,049
5.25% 8/17/45	200,000	226,113
Bear Stearns
4.65% 7/2/18	500,000	527,244
7.25% 2/1/18	300,000	322,232
BlackRock
3.375% 6/1/22	150,000	161,311
5.00% 12/10/19	100,000	110,992
Charles Schwab
1.50% 3/10/18	50,000	50,192
3.00% 3/10/25	100,000	104,116
3.225% 9/1/22	100,000	106,438
3.45% 2/13/26	70,000	75,432
4.45% 7/22/20	100,000	110,355

LVIP SSGA Bond Index Fund–14

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Deutsche Bank
2.85% 5/10/19	300,000	$293,725
2.95% 8/20/20	150,000	144,677
3.125% 1/13/21	200,000	193,531
3.375% 5/12/21	300,000	293,770
3.70% 5/30/24	490,000	469,992
4.10% 1/13/26	200,000	196,599
Export-Import Bank of Korea
1.75% 5/26/19	300,000	302,932
2.375% 8/12/19	800,000	821,675
2.625% 5/26/26	300,000	310,329
2.875% 1/21/25	500,000	525,819
3.25% 11/10/25	200,000	217,020
4.00% 1/29/21	100,000	109,229
5.00% 4/11/22	250,000	291,974
5.125% 6/29/20	100,000	112,302
Franklin Resources
2.85% 3/30/25	100,000	103,110
4.625% 5/20/20	100,000	110,240
FS Investment
4.00% 7/15/19	100,000	101,778
4.75% 5/15/22	50,000	51,432
Goldman Sachs Group
2.00% 4/25/19	50,000	50,363
2.35% 11/15/21	225,000	224,747
2.375% 1/22/18	500,000	505,687
2.55% 10/23/19	750,000	767,037
2.625% 4/25/21	75,000	76,238
2.75% 9/15/20	625,000	640,789
2.875% 2/25/21	250,000	256,670
2.90% 7/19/18	500,000	512,069
3.625% 1/22/23	450,000	476,116
3.75% 5/22/25	750,000	788,969
3.85% 7/8/24	400,000	425,390
4.75% 10/21/45	150,000	169,026
5.15% 5/22/45	360,000	394,109
5.25% 7/27/21	400,000	452,070
5.375% 3/15/20	200,000	221,643
5.75% 1/24/22	750,000	872,167
5.95% 1/18/18	700,000	738,755
5.95% 1/15/27	700,000	826,881
6.00% 6/15/20	500,000	569,161
6.125% 2/15/33	250,000	315,891
6.15% 4/1/18	500,000	532,747
6.25% 2/1/41	255,000	334,598
6.45% 5/1/36	600,000	743,679
6.75% 10/1/37	800,000	1,021,792
7.50% 2/15/19	825,000	932,981
Invesco Finance
3.75% 1/15/26	100,000	107,142
4.00% 1/30/24	500,000	548,779
Janus Capital Group 4.875% 8/1/25	150,000	161,046

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Jefferies Group
5.125% 1/20/23	150,000	$160,024
6.25% 1/15/36	100,000	104,523
8.50% 7/15/19	200,000	230,384
KFW
^0.419% 4/18/36	200,000	122,715
^0.43% 6/29/37	500,000	296,539
0.875% 4/19/18	700,000	699,620
1.00% 1/26/18	1,000,000	1,001,548
1.00% 6/11/18	1,000,000	1,001,066
1.00% 7/15/19	1,000,000	996,681
1.50% 6/15/21	700,000	703,083
1.625% 3/15/21	1,000,000	1,011,710
1.875% 11/30/20	500,000	511,558
2.00% 10/4/22	700,000	719,464
2.00% 5/2/25	1,200,000	1,223,599
2.125% 1/17/23	1,000,000	1,034,231
2.50% 11/20/24	1,000,000	1,060,131
2.625% 1/25/22	400,000	423,690
2.75% 9/8/20	2,500,000	2,641,747
4.00% 1/27/20	750,000	817,853
4.375% 3/15/18	350,000	367,467
4.50% 7/16/18	800,000	849,998
4.875% 6/17/19	500,000	550,473
Korea Development Bank
1.375% 9/12/19	500,000	498,961
3.00% 3/17/19	500,000	519,073
Landwirtschaftliche Rentenbank
1.00% 4/4/18	500,000	500,736
1.375% 10/23/19	300,000	301,993
1.75% 4/15/19	1,125,000	1,144,207
Lazard Group
3.75% 2/13/25	100,000	100,845
4.25% 11/14/20	106,000	113,760
Legg Mason
4.75% 3/15/26	150,000	162,385
5.625% 1/15/44	100,000	104,161
Lloyds Bank
2.00% 8/17/18	200,000	200,930
2.05% 1/22/19	200,000	200,908
2.30% 11/27/18	250,000	252,797
2.70% 8/17/20	200,000	205,743
3.50% 5/14/25	200,000	211,516
6.375% 1/21/21	300,000	351,901
Lloyds Banking Group
3.10% 7/6/21	200,000	204,565
#144A 4.582% 12/10/25	300,000	306,682
4.65% 3/24/26	200,000	206,190
Mizuho Financial Group 2.273% 9/13/21	300,000	299,396
Morgan Stanley 1.875% 1/5/18	600,000	602,636

LVIP SSGA Bond Index Fund–15

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Morgan Stanley (continued)
2.125% 4/25/18	700,000	$706,153
2.45% 2/1/19	170,000	173,161
2.50% 1/24/19	250,000	254,882
2.50% 4/21/21	425,000	430,774
2.65% 1/27/20	500,000	511,336
3.125% 7/27/26	235,000	236,902
3.70% 10/23/24	1,125,000	1,189,122
3.75% 2/25/23	500,000	531,802
3.875% 1/27/26	265,000	281,897
3.95% 4/23/27	300,000	312,267
4.00% 7/23/25	200,000	215,473
4.10% 5/22/23	1,050,000	1,111,738
4.30% 1/27/45	500,000	537,461
4.35% 9/8/26	300,000	320,929
4.875% 11/1/22	250,000	276,106
5.00% 11/24/25	175,000	195,610
5.50% 1/26/20	200,000	221,932
5.50% 7/28/21	300,000	342,525
5.625% 9/23/19	350,000	387,878
5.75% 1/25/21	650,000	741,674
5.95% 12/28/17	300,000	315,978
6.25% 8/9/26	100,000	125,617
6.375% 7/24/42	850,000	1,162,408
6.625% 4/1/18	500,000	535,931
7.25% 4/1/32	100,000	139,098
7.30% 5/13/19	300,000	341,157
Nomura Holdings
2.75% 3/19/19	350,000	358,185
6.70% 3/4/20	83,000	95,549
Northern Trust
3.45% 11/4/20	100,000	106,742
3.95% 10/30/25	250,000	276,145
6.50% 8/15/18	850,000	929,422
Oesterreichische Kontrollbank
1.125% 5/29/18	350,000	350,421
1.375% 2/10/20	300,000	301,587
1.875% 1/20/21	900,000	919,174
OM Asset Management 4.80% 7/27/26	50,000	50,141
PennantPark Investment 4.50% 10/1/19	150,000	149,621
Prospect Capital 5.00% 7/15/19	200,000	202,025
Raymond James Financial 8.60% 8/15/19	200,000	233,960
S&P Global
#144A 2.95% 1/22/27	150,000	151,124
6.55% 11/15/37	400,000	500,888
TD Ameritrade Holding 2.95% 4/1/22	250,000	260,695
UBS 2.35% 3/26/20	700,000	714,353

		67,248,608

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals–0.47%
Agrium
3.15% 10/1/22	100,000	$103,950
4.125% 3/15/35	500,000	493,103
6.125% 1/15/41	245,000	295,681
6.75% 1/15/19	100,000	110,542
Air Products & Chemicals
3.35% 7/31/24	250,000	270,340
4.375% 8/21/19	50,000	54,270
Airgas
2.90% 11/15/22	150,000	151,363
3.05% 8/1/20	100,000	103,832
Albemarle 5.45% 12/1/44	500,000	584,379
Celanese US Holdings
4.625% 11/15/22	90,000	99,101
5.875% 6/15/21	70,000	80,597
CF Industries
3.45% 6/1/23	38,000	38,342
4.95% 6/1/43	38,000	35,705
5.15% 3/15/34	450,000	454,572
7.125% 5/1/20	200,000	230,448
Cytec Industries 3.95% 5/1/25	100,000	101,190
Dow Chemical
4.25% 11/15/20	700,000	760,691
4.375% 11/15/42	400,000	408,772
5.25% 11/15/41	100,000	113,343
7.375% 11/1/29	125,000	171,031
8.55% 5/15/19	355,000	416,610
9.40% 5/15/39	100,000	163,927
Eastman Chemical
3.60% 8/15/22	225,000	239,047
3.80% 3/15/25	100,000	106,041
4.65% 10/15/44	70,000	71,696
4.80% 9/1/42	250,000	257,225
5.50% 11/15/19	100,000	110,739
Ecolab
2.00% 1/14/19	100,000	101,217
2.25% 1/12/20	200,000	203,903
3.25% 1/14/23	100,000	104,304
4.35% 12/8/21	200,000	224,804
EI du Pont de Nemours & Co.
3.625% 1/15/21	100,000	107,352
4.15% 2/15/43	100,000	104,053
4.25% 4/1/21	150,000	164,840
5.75% 3/15/19	100,000	110,286
6.00% 7/15/18	400,000	432,347
6.50% 1/15/28	150,000	192,996
FMC
3.95% 2/1/22	100,000	105,058
4.10% 2/1/24	100,000	104,803
International Flavors & Fragrances 3.20% 5/1/23	50,000	51,294
Lubrizol 8.875% 2/1/19	150,000	175,387

LVIP SSGA Bond Index Fund–16

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
LYB International Finance 4.00% 7/15/23	200,000	$217,114
LyondellBasell Industries
5.00% 4/15/19	500,000	536,932
6.00% 11/15/21	350,000	409,945
Methanex 5.65% 12/1/44	200,000	173,767
Monsanto
2.125% 7/15/19	400,000	405,463
2.20% 7/15/22	100,000	99,992
3.60% 7/15/42	125,000	112,818
4.70% 7/15/64	250,000	239,855
5.125% 4/15/18	25,000	26,356
5.875% 4/15/38	50,000	60,110
Mosaic
4.25% 11/15/23	125,000	133,127
5.45% 11/15/33	104,000	113,312
5.625% 11/15/43	200,000	215,507
NewMarket 4.10% 12/15/22	50,000	51,878
Potash of Saskatchewan
3.00% 4/1/25	300,000	301,535
4.875% 3/30/20	10,000	10,967
6.50% 5/15/19	145,000	161,716
PPG Industries
2.30% 11/15/19	100,000	101,716
3.60% 11/15/20	100,000	105,953
Praxair
1.05% 11/7/17	175,000	174,972
1.25% 11/7/18	100,000	100,093
2.20% 8/15/22	100,000	101,949
2.25% 9/24/20	250,000	258,046
2.70% 2/21/23	100,000	103,597
4.05% 3/15/21	100,000	110,229
4.50% 8/15/19	100,000	108,930
Rohm & Haas 7.85% 7/15/29	150,000	212,019
RPM International
5.25% 6/1/45	100,000	105,292
6.125% 10/15/19	100,000	111,587
Sherwin-Williams 1.35% 12/15/17	200,000	200,189
Syngenta Finance 3.125% 3/28/22	100,000	102,619
Valspar
3.95% 1/15/26	250,000	264,393
7.25% 6/15/19	50,000	56,775
Westlake Chemical 3.60% 7/15/22	50,000	51,634
#144A 3.60% 8/15/26	150,000	150,736
#144A 5.00% 8/15/46	100,000	100,794

		14,001,098

Commercial Services & Supplies–0.10%
Cintas No. 2 4.30% 6/1/21	60,000	66,151
Pitney Bowes 4.625% 3/15/24	200,000	208,289

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
Pitney Bowes (continued)
4.75% 5/15/18	200,000	$207,266
Republic Services
2.90% 7/1/26	110,000	111,756
3.20% 3/15/25	250,000	262,133
3.80% 5/15/18	100,000	103,924
4.75% 5/15/23	100,000	113,445
5.25% 11/15/21	100,000	115,451
5.50% 9/15/19	299,000	331,663
Verisk Analytics
4.00% 6/15/25	100,000	106,375
4.125% 9/12/22	100,000	107,633
Waste Management
2.40% 5/15/23	100,000	101,148
3.125% 3/1/25	100,000	105,102
3.50% 5/15/24	250,000	269,977
3.90% 3/1/35	550,000	588,344
4.10% 3/1/45	55,000	60,527

		2,859,184

Communications Equipment–0.25%
Cisco Systems
1.40% 2/28/18	400,000	401,629
1.60% 2/28/19	275,000	277,164
1.65% 6/15/18	100,000	100,846
1.85% 9/20/21	300,000	302,011
2.20% 2/28/21	150,000	153,574
2.45% 6/15/20	100,000	103,598
2.50% 9/20/26	300,000	303,893
2.60% 2/28/23	150,000	154,875
2.90% 3/4/21	615,000	647,239
2.95% 2/28/26	150,000	158,218
3.00% 6/15/22	60,000	64,305
3.50% 6/15/25	45,000	49,861
3.625% 3/4/24	100,000	110,133
4.45% 1/15/20	300,000	328,499
4.95% 2/15/19	450,000	488,186
5.50% 1/15/40	200,000	259,627
5.90% 2/15/39	300,000	402,719
Harris
2.70% 4/27/20	30,000	30,586
3.832% 4/27/25	450,000	477,217
4.854% 4/27/35	70,000	77,130
5.054% 4/27/45	70,000	80,486
Juniper Networks
3.125% 2/26/19	50,000	51,364
4.60% 3/15/21	100,000	108,409
5.95% 3/15/41	100,000	105,821
Motorola Solutions
3.50% 3/1/23	100,000	99,639
4.00% 9/1/24	250,000	253,284

LVIP SSGA Bond Index Fund–17

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Communications Equipment (continued)
QUALCOMM
1.40% 5/18/18	196,000	$196,360
2.25% 5/20/20	300,000	306,481
3.00% 5/20/22	300,000	315,009
3.45% 5/20/25	300,000	319,843
4.65% 5/20/35	200,000	215,092
4.80% 5/20/45	200,000	218,864
Telefonakaiebolaget LM Ericsson 4.125% 5/15/22	250,000	269,507

		7,431,469

Computers & Peripherals–0.03%
Cadence Design Systems 4.375% 10/15/24	75,000	77,219
Lexmark International 5.125% 3/15/20	100,000	104,829
NetApp 3.375% 6/15/21	150,000	157,175
Seagate HDD Cayman 3.75% 11/15/18	600,000	616,860

		956,083

Construction & Engineering–0.03%
ABB Finance USA
2.875% 5/8/22	250,000	261,511
4.375% 5/8/42	187,000	214,185
Fluor 3.50% 12/15/24	100,000	106,667
Leucadia National 5.50% 10/18/23	200,000	209,641

		792,004

Construction Materials–0.01%
Vulcan Materials 7.50% 6/15/21	250,000	304,375

		304,375

Consumer Finance–0.75%
American Express
1.55% 5/22/18	250,000	250,566
2.65% 12/2/22	115,000	117,857
4.05% 12/3/42	135,000	141,611
7.00% 3/19/18	100,000	107,904
8.125% 5/20/19	100,000	116,435
American Express Credit
1.80% 7/31/18	150,000	150,914
1.875% 11/5/18	265,000	267,244
2.125% 7/27/18	500,000	507,355
2.25% 8/15/19	200,000	204,168
2.25% 5/5/21	700,000	711,193
2.60% 9/14/20	200,000	205,931
American Honda Finance
1.20% 7/12/19	150,000	149,182
1.55% 12/11/17	200,000	201,015
1.60% 7/13/18	200,000	201,700
1.65% 7/12/21	200,000	198,350
1.70% 2/22/19	50,000	50,443
1.70% 9/9/21	300,000	298,220
2.125% 10/10/18	200,000	203,639

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
American Honda Finance (continued)
2.45% 9/24/20	150,000	$154,319
Capital One Bank USA
2.15% 11/21/18	400,000	404,364
2.25% 2/13/19	500,000	506,772
8.80% 7/15/19	200,000	234,697
Caterpillar Financial Services
1.50% 2/23/18	100,000	100,354
1.70% 6/16/18	700,000	705,217
1.70% 8/9/21	250,000	248,222
2.40% 8/9/26	100,000	99,400
2.45% 9/6/18	250,000	255,363
2.50% 11/13/20	250,000	257,776
3.30% 6/9/24	150,000	160,314
7.15% 2/15/19	200,000	226,641
Discover Financial Services
3.75% 3/4/25	100,000	101,374
3.95% 11/6/24	100,000	102,539
5.20% 4/27/22	100,000	110,229
Ford Motor Credit
1.724% 12/6/17	550,000	550,676
2.021% 5/3/19	200,000	200,516
2.24% 6/15/18	245,000	247,059
2.375% 1/16/18	250,000	252,109
2.375% 3/12/19	200,000	202,543
2.459% 3/27/20	200,000	202,033
2.551% 10/5/18	200,000	203,032
3.096% 5/4/23	200,000	201,721
3.157% 8/4/20	300,000	309,473
3.20% 1/15/21	300,000	308,293
3.336% 3/18/21	200,000	205,979
3.664% 9/8/24	250,000	258,089
4.134% 8/4/25	300,000	317,095
5.00% 5/15/18	500,000	525,031
5.75% 2/1/21	200,000	225,597
5.875% 8/2/21	750,000	857,044
General Motors Financial
2.40% 5/9/19	125,000	125,783
3.10% 1/15/19	200,000	203,977
3.15% 1/15/20	800,000	815,787
3.20% 7/13/20	200,000	204,967
3.20% 7/6/21	200,000	202,675
3.70% 11/24/20	250,000	260,403
3.70% 5/9/23	140,000	142,591
4.00% 1/15/25	600,000	606,701
4.20% 3/1/21	250,000	263,351
4.30% 7/13/25	100,000	103,210
5.25% 3/1/26	200,000	220,060
HSBC Finance 6.676% 1/15/21	323,000	371,885
John Deere Capital 1.55% 12/15/17	600,000	603,313

LVIP SSGA Bond Index Fund–18

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
John Deere Capital (continued)
1.60% 7/13/18	50,000	$50,302
1.70% 1/15/20	350,000	351,127
2.25% 4/17/19	200,000	204,683
2.30% 9/16/19	500,000	512,343
2.65% 6/10/26	300,000	307,794
2.80% 3/6/23	200,000	208,373
PACCAR Financial
1.20% 8/12/19	100,000	99,748
1.30% 5/10/19	130,000	130,095
1.40% 5/18/18	125,000	125,750
1.65% 8/11/21	100,000	99,407
1.75% 8/14/18	35,000	35,399
2.50% 8/14/20	50,000	51,656
Toyota Motor Credit
1.20% 4/6/18	150,000	150,077
1.25% 10/5/17	250,000	250,260
1.40% 5/20/19	500,000	500,821
1.70% 2/19/19	150,000	151,223
1.90% 4/8/21	150,000	151,353
2.10% 1/17/19	350,000	356,002
2.125% 7/18/19	200,000	203,779
2.75% 5/17/21	250,000	261,177
3.30% 1/12/22	400,000	430,664
3.40% 9/15/21	600,000	647,295

		22,221,629

Containers & Packaging–0.04%
Avery Dennison 5.375% 4/15/20	50,000	54,681
Bemis
4.50% 10/15/21	300,000	329,313
6.80% 8/1/19	10,000	11,302
Packaging Corporation of America
3.90% 6/15/22	50,000	52,938
4.50% 11/1/23	150,000	164,903
Sonoco Products
4.375% 11/1/21	100,000	106,961
5.75% 11/1/40	100,000	117,507
WestRock RKT 4.90% 3/1/22	200,000	225,004

		1,062,609

Diversified Consumer Services–0.08%
Block Financial 4.125% 10/1/20	250,000	262,269
Board of Trustees of the Leland Stanford Junior University
3.46% 5/1/47	75,000	83,583
4.75% 5/1/19	250,000	272,626
California Institute of Technology 4.321% 8/1/45	60,000	71,293
Cornell University 5.45% 2/1/19	200,000	219,091
George Washington University
3.545% 9/15/46	100,000	98,473

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Consumer Services (continued)
George Washington University (continued)
4.30% 9/15/44	100,000	$111,005
Massachusetts Institute of Technology
3.885% 7/1/16	55,000	54,971
5.60% 7/1/11	200,000	277,446
Metropolitan Museum of Art 3.40% 7/1/45	50,000	51,935
Northwestern University
3.688% 12/1/38	70,000	76,480
3.868% 12/1/48	100,000	112,896
President and Fellows of Harvard College 3.619% 10/1/37	72,000	79,621
Princeton University
4.95% 3/1/19	100,000	108,516
5.70% 3/1/39	50,000	72,253
University of Southern California 3.028% 10/1/39	200,000	198,583
William Marsh Rice University 3.574% 5/15/45	100,000	109,676
Yale University 2.086% 4/15/19	100,000	102,433

		2,363,150

Diversified Financial Services–2.01%
AerCap Ireland Capital
3.75% 5/15/19	475,000	486,281
3.95% 2/1/22	600,000	616,500
4.50% 5/15/21	450,000	471,937
4.625% 10/30/20	500,000	526,250
Air Lease
2.625% 9/4/18	100,000	100,955
3.375% 1/15/19	250,000	257,405
3.375% 6/1/21	100,000	103,984
3.875% 4/1/21	125,000	132,500
4.25% 9/15/24	300,000	316,467
Bank of America
2.00% 1/11/18	500,000	502,459
2.25% 4/21/20	250,000	251,935
2.60% 1/15/19	543,000	553,903
2.625% 10/19/20	200,000	204,293
2.625% 4/19/21	350,000	355,948
3.30% 1/11/23	1,000,000	1,036,632
3.50% 4/19/26	350,000	364,461
3.875% 8/1/25	400,000	428,128
3.95% 4/21/25	250,000	259,269
4.00% 4/1/24	475,000	512,697
4.10% 7/24/23	1,350,000	1,461,637
4.25% 10/22/26	1,133,000	1,204,509
4.45% 3/3/26	430,000	462,371
5.00% 5/13/21	350,000	391,668
5.00% 1/21/44	650,000	768,247
5.625% 7/1/20	250,000	280,879
5.65% 5/1/18	500,000	530,585

LVIP SSGA Bond Index Fund–19

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Bank of America (continued)
5.75% 12/1/17	550,000	$576,421
5.875% 1/5/21	250,000	286,988
5.875% 2/7/42	218,000	285,253
6.11% 1/29/37	200,000	245,203
6.875% 4/25/18	800,000	863,409
6.875% 11/15/18	300,000	332,599
7.625% 6/1/19	300,000	344,494
7.75% 5/14/38	200,000	290,874
#BGC Partners 144A 5.125% 5/27/21	100,000	104,823
BP Capital Markets
1.375% 11/6/17	150,000	150,038
1.375% 5/10/18	150,000	150,009
1.676% 5/3/19	60,000	60,255
2.112% 9/16/21	250,000	251,627
2.237% 5/10/19	400,000	406,540
2.241% 9/26/18	400,000	406,333
2.315% 2/13/20	650,000	662,873
2.75% 5/10/23	250,000	254,406
3.017% 1/16/27	250,000	254,268
3.119% 5/4/26	75,000	76,736
3.245% 5/6/22	200,000	210,805
3.535% 11/4/24	100,000	106,346
3.994% 9/26/23	250,000	273,425
4.742% 3/11/21	500,000	563,075
4.75% 3/10/19	300,000	323,145
Citigroup
1.70% 4/27/18	700,000	701,028
1.75% 5/1/18	500,000	500,915
1.85% 11/24/17	50,000	50,170
2.05% 12/7/18	1,150,000	1,159,322
2.05% 6/7/19	250,000	252,067
2.35% 8/2/21	350,000	351,761
2.40% 2/18/20	750,000	759,990
2.50% 7/29/19	500,000	510,521
2.65% 10/26/20	350,000	357,864
2.70% 3/30/21	300,000	306,834
3.40% 5/1/26	550,000	569,408
3.70% 1/12/26	400,000	423,001
3.75% 6/16/24	400,000	426,070
3.875% 10/25/23	350,000	376,017
4.05% 7/30/22	107,000	113,859
4.125% 7/25/28	200,000	203,799
4.30% 11/20/26	400,000	420,378
4.45% 9/29/27	600,000	629,250
4.50% 1/14/22	730,000	807,192
4.60% 3/9/26	105,000	112,352
4.65% 7/30/45	250,000	283,335
4.75% 5/18/46	150,000	157,938
5.30% 5/6/44	167,000	188,415
5.50% 9/13/25	200,000	228,497
5.875% 2/22/33	200,000	232,620

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Citigroup (continued)
5.875% 1/30/42	150,000	$192,710
6.00% 10/31/33	100,000	117,344
6.625% 6/15/32	100,000	124,071
6.675% 9/13/43	150,000	198,080
8.125% 7/15/39	350,000	552,010
CME Group
3.00% 9/15/22	300,000	318,872
5.30% 9/15/43	100,000	128,321
Credit Suisse Group Funding Guernsey
2.75% 3/26/20	600,000	602,680
#144A 3.45% 4/16/21	300,000	306,426
3.80% 9/15/22	400,000	409,174
#144A 3.80% 6/9/23	1,000,000	1,014,767
#144A 4.55% 4/17/26	350,000	368,206
4.875% 5/15/45	400,000	424,169
GE Capital International Funding Unlimited
2.342% 11/15/20	2,000,000	2,055,384
4.418% 11/15/35	1,354,000	1,522,706
Intercontinental Exchange
2.75% 12/1/20	85,000	88,594
3.75% 12/1/25	85,000	92,630
4.00% 10/15/23	200,000	219,734
JPMorgan Chase & Co.
1.625% 5/15/18	250,000	250,581
1.70% 3/1/18	680,000	682,203
1.80% 1/25/18	600,000	602,560
1.85% 3/22/19	500,000	502,991
2.40% 6/7/21	350,000	354,181
2.55% 10/29/20	275,000	280,260
2.55% 3/1/21	500,000	509,487
2.70% 5/18/23	250,000	252,803
2.75% 6/23/20	800,000	823,669
2.95% 10/1/26	500,000	501,941
3.20% 1/25/23	1,000,000	1,043,634
3.20% 6/15/26	450,000	462,398
3.25% 9/23/22	550,000	577,354
3.30% 4/1/26	500,000	515,137
3.375% 5/1/23	200,000	205,789
3.625% 5/13/24	250,000	266,141
3.875% 2/1/24	750,000	809,503
4.125% 12/15/26	1,000,000	1,069,239
4.25% 10/15/20	750,000	813,407
4.35% 8/15/21	600,000	659,261
4.40% 7/22/20	700,000	763,081
4.95% 6/1/45	500,000	561,415
5.40% 1/6/42	200,000	250,754
5.50% 10/15/40	100,000	127,141
5.60% 7/15/41	500,000	641,519
6.00% 1/15/18	400,000	422,685
6.30% 4/23/19	200,000	222,880
6.40% 5/15/38	450,000	621,337

LVIP SSGA Bond Index Fund–20

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Mastercard 3.375% 4/1/24	500,000	$539,567
Mitsubishi UFJ Financial Group
2.527% 9/13/23	200,000	200,985
2.95% 3/1/21	400,000	412,105
3.85% 3/1/26	400,000	434,371
Moody’s 4.50% 9/1/22	250,000	278,715
MUFG Americas Holdings
1.625% 2/9/18	100,000	100,170
2.25% 2/10/20	100,000	101,202
3.00% 2/10/25	150,000	153,115
Nasdaq
3.85% 6/30/26	45,000	47,180
5.25% 1/16/18	60,000	62,840
5.55% 1/15/20	100,000	110,499
National Rural Utilities Cooperative Finance
1.65% 2/8/19	15,000	15,138
2.30% 11/1/20	100,000	102,381
2.35% 6/15/20	300,000	306,999
2.70% 2/15/23	50,000	52,100
3.25% 11/1/25	100,000	107,201
4.023% 11/1/32	100,000	109,388
•4.75% 4/30/43	100,000	101,782
5.45% 2/1/18	25,000	26,389
8.00% 3/1/32	150,000	225,443
10.375% 11/1/18	100,000	118,280
NYSE Holdings 2.00% 10/5/17	150,000	151,365
Private Export Funding
1.875% 7/15/18	250,000	254,167
2.45% 7/15/24	250,000	260,508
3.25% 6/15/25	250,000	274,711
4.30% 12/15/21	100,000	114,088
Synchrony Financial
2.60% 1/15/19	150,000	151,848
2.70% 2/3/20	500,000	506,658
3.70% 8/4/26	200,000	198,982
4.25% 8/15/24	150,000	157,744
4.50% 7/23/25	100,000	105,863
Washington Prime Group 3.85% 4/1/20	50,000	51,333

		59,546,794

Diversified Telecommunication Services–1.11%
AT&T
1.40% 12/1/17	550,000	550,307
1.75% 1/15/18	75,000	75,396
2.375% 11/27/18	600,000	611,617
2.45% 6/30/20	550,000	560,650
2.625% 12/1/22	500,000	504,651
2.80% 2/17/21	250,000	257,496
3.00% 2/15/22	400,000	413,524
3.00% 6/30/22	640,000	658,831
3.40% 5/15/25	550,000	566,100

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
AT&T (continued)
3.60% 2/17/23	250,000	$263,890
3.80% 3/15/22	200,000	214,482
3.875% 8/15/21	30,000	32,419
3.95% 1/15/25	225,000	239,251
4.125% 2/17/26	550,000	595,466
4.35% 6/15/45	532,000	526,177
4.45% 5/15/21	100,000	110,077
4.45% 4/1/24	300,000	330,259
4.50% 5/15/35	220,000	231,874
#144A 4.50% 3/9/48	193,000	194,821
4.60% 2/15/21	300,000	329,424
4.75% 5/15/46	665,000	698,684
4.80% 6/15/44	987,000	1,040,077
5.00% 3/1/21	200,000	224,155
5.15% 3/15/42	150,000	163,352
5.20% 3/15/20	565,000	626,960
5.35% 9/1/40	638,000	717,170
5.50% 2/1/18	500,000	526,973
5.55% 8/15/41	40,000	45,818
5.80% 2/15/19	150,000	164,624
5.875% 10/1/19	40,000	44,783
6.00% 8/15/40	200,000	240,422
6.30% 1/15/38	200,000	250,430
6.35% 3/15/40	50,000	63,075
6.50% 9/1/37	150,000	188,344
6.55% 2/15/39	550,000	702,700
8.25% 11/15/31	360,000	533,184
British Telecommunications
2.35% 2/14/19	300,000	305,883
9.375% 12/15/30	350,000	567,905
Deutsche Telekom International Finance
6.00% 7/8/19	250,000	279,897
8.75% 6/15/30	460,000	716,671
Koninklijke KPN 8.375% 10/1/30	100,000	140,136
Orange
4.125% 9/14/21	100,000	110,897
5.375% 1/13/42	100,000	121,513
9.00% 3/1/31	800,000	1,279,427
Qwest
6.75% 12/1/21	250,000	279,063
6.875% 9/15/33	213,000	212,872
Telefonica Emisiones
3.192% 4/27/18	250,000	255,997
5.134% 4/27/20	690,000	761,241
5.462% 2/16/21	140,000	159,134
5.877% 7/15/19	100,000	111,125
7.045% 6/20/36	175,000	230,244
Telefonica Europe 8.25% 9/15/30	200,000	292,125
Telefonos de Mexico 5.50% 11/15/19	100,000	111,059
TELUS 2.80% 2/16/27	100,000	100,336

LVIP SSGA Bond Index Fund–21

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Verizon Communications
1.375% 8/15/19	100,000	$99,587
1.75% 8/15/21	150,000	148,532
2.625% 8/15/26	230,000	226,225
3.45% 3/15/21	800,000	853,272
3.50% 11/1/24	1,200,000	1,282,204
3.65% 9/14/18	1,150,000	1,200,870
3.85% 11/1/42	650,000	621,176
4.125% 8/15/46	35,000	35,158
4.272% 1/15/36	904,000	944,997
4.40% 11/1/34	600,000	636,845
4.50% 9/15/20	686,000	753,480
4.522% 9/15/48	1,324,000	1,405,958
4.60% 4/1/21	250,000	278,455
4.672% 3/15/55	1,182,000	1,249,080
5.05% 3/15/34	800,000	901,836
5.15% 9/15/23	950,000	1,108,326
6.00% 4/1/41	100,000	126,417
6.55% 9/15/43	1,122,000	1,522,574

		32,927,980

Electric Utilities–1.58%
Alabama Power
2.80% 4/1/25	100,000	103,817
3.75% 3/1/45	150,000	156,095
4.30% 1/2/46	150,000	169,019
5.50% 3/15/41	185,000	236,576
6.125% 5/15/38	100,000	134,688
Ameren
2.70% 11/15/20	50,000	51,600
3.65% 2/15/26	50,000	53,480
Ameren Illinois 4.80% 12/15/43	150,000	182,757
American Electric Power
1.65% 12/15/17	200,000	200,432
2.95% 12/15/22	125,000	130,755
Appalachian Power
4.60% 3/30/21	150,000	164,036
6.70% 8/15/37	235,000	312,532
Arizona Public Service
2.20% 1/15/20	150,000	153,577
3.15% 5/15/25	100,000	106,098
4.35% 11/15/45	50,000	56,977
4.50% 4/1/42	100,000	115,350
5.05% 9/1/41	100,000	123,836
Atlantic City Electric 7.75% 11/15/18	15,000	16,972
Baltimore Gas & Electric
3.35% 7/1/23	100,000	106,898
3.50% 8/15/46	200,000	200,517
6.35% 10/1/36	100,000	137,715
Berkshire Hathaway Energy
3.75% 11/15/23	400,000	437,332

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Berkshire Hathaway Energy (continued)
5.15% 11/15/43	200,000	$241,991
5.75% 4/1/18	100,000	106,569
5.95% 5/15/37	125,000	162,434
6.125% 4/1/36	250,000	333,100
6.50% 9/15/37	100,000	137,958
Black Hills
2.50% 1/11/19	20,000	20,310
3.15% 1/15/27	100,000	101,162
3.95% 1/15/26	50,000	53,644
4.20% 9/15/46	100,000	102,736
4.25% 11/30/23	100,000	109,187
CenterPoint Energy Houston Electric
2.25% 8/1/22	250,000	255,023
2.40% 9/1/26	350,000	352,431
Cleco Corporate Holdings
#144A 3.743% 5/1/26	100,000	104,301
#144A 4.973% 5/1/46	70,000	76,665
Cleco Power 6.50% 12/1/35	50,000	65,730
Cleveland Electric Illuminating 5.95% 12/15/36	100,000	116,025
CMS Energy
3.00% 5/15/26	40,000	40,752
3.60% 11/15/25	100,000	107,198
4.875% 3/1/44	100,000	117,813
Commonwealth Edison
2.55% 6/15/26	100,000	101,417
3.40% 9/1/21	100,000	107,604
3.65% 6/15/46	100,000	102,636
4.00% 8/1/20	300,000	325,055
6.45% 1/15/38	100,000	140,694
Connecticut Light & Power
4.15% 6/1/45	75,000	84,129
5.65% 5/1/18	100,000	107,031
Consumers Energy
2.85% 5/15/22	100,000	105,008
3.125% 8/31/24	100,000	105,432
3.25% 8/15/46	100,000	98,673
3.375% 8/15/23	200,000	215,768
3.95% 5/15/43	150,000	165,650
5.65% 9/15/18	100,000	108,233
5.65% 4/15/20	100,000	113,538
Delmarva Power & Light
3.50% 11/15/23	150,000	162,436
4.00% 6/1/42	100,000	107,191
Dominion Gas Holdings
2.50% 12/15/19	50,000	51,387
3.60% 12/15/24	25,000	26,617
4.60% 12/15/44	850,000	919,062
4.80% 11/1/43	94,000	104,416
DTE Electric 2.65% 6/15/22	50,000	51,660

LVIP SSGA Bond Index Fund–22

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
DTE Electric (continued)
3.65% 3/15/24	250,000	$273,272
3.70% 6/1/46	50,000	53,069
6.625% 6/1/36	100,000	142,924
Duke Energy
1.80% 9/1/21	150,000	149,373
2.10% 6/15/18	650,000	657,733
2.65% 9/1/26	165,000	162,259
3.75% 9/1/46	190,000	185,074
4.80% 12/15/45	100,000	113,993
5.05% 9/15/19	100,000	109,705
Duke Energy Carolinas
3.90% 6/15/21	100,000	109,635
4.00% 9/30/42	150,000	161,174
4.30% 6/15/20	100,000	110,014
5.25% 1/15/18	250,000	262,855
5.30% 2/15/40	100,000	126,918
6.10% 6/1/37	170,000	224,494
7.00% 11/15/18	100,000	111,929
Duke Energy Florida
3.85% 11/15/42	100,000	104,602
5.65% 6/15/18	150,000	161,082
6.40% 6/15/38	300,000	425,334
Duke Energy Florida Project Finance
2.538% 9/1/29	100,000	100,927
3.112% 9/1/36	100,000	101,807
Duke Energy Indiana
3.75% 5/15/46	150,000	155,824
6.12% 10/15/35	100,000	132,271
6.45% 4/1/39	130,000	184,170
Duke Energy Ohio
3.80% 9/1/23	500,000	549,939
5.45% 4/1/19	50,000	55,025
Duke Energy Progress
4.10% 3/15/43	100,000	108,861
5.30% 1/15/19	100,000	109,196
6.30% 4/1/38	250,000	348,561
Edison International 2.95% 3/15/23	250,000	258,619
El Paso Electric 5.00% 12/1/44	150,000	177,462
Emera US Finance
#144A 2.15% 6/15/19	65,000	65,754
#144A 2.70% 6/15/21	100,000	102,446
#144A 3.55% 6/15/26	100,000	103,848
#144A 4.75% 6/15/46	105,000	113,149
Empresa Nacional de Electricidad 4.25% 4/15/24	100,000	106,508
Entergy
2.95% 9/1/26	90,000	90,335
5.125% 9/15/20	100,000	111,065
Entergy Arkansas
3.05% 6/1/23	100,000	104,189

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Entergy Arkansas (continued)
3.50% 4/1/26	60,000	$65,129
3.70% 6/1/24	200,000	217,659
Entergy Louisiana
2.40% 10/1/26	100,000	99,183
3.25% 4/1/28	150,000	159,243
4.05% 9/1/23	150,000	165,706
4.95% 1/15/45	110,000	117,236
Entergy Mississippi
2.85% 6/1/28	50,000	51,191
3.10% 7/1/23	100,000	103,334
Entergy Texas 7.125% 2/1/19	200,000	224,479
Eversource Energy
1.45% 5/1/18	250,000	250,569
2.50% 3/15/21	50,000	51,281
3.15% 1/15/25	100,000	104,316
3.35% 3/15/26	50,000	52,748
4.50% 11/15/19	110,000	119,508
Exelon
2.45% 4/15/21	65,000	66,367
2.85% 6/15/20	150,000	155,666
3.40% 4/15/26	100,000	104,289
4.45% 4/15/46	100,000	107,872
4.95% 6/15/35	105,000	119,403
5.10% 6/15/45	105,000	122,307
Florida Power & Light
3.125% 12/1/25	250,000	267,709
3.80% 12/15/42	100,000	108,281
4.05% 6/1/42	150,000	167,525
5.69% 3/1/40	50,000	67,719
5.95% 2/1/38	200,000	275,239
5.96% 4/1/39	100,000	137,752
Fortis
#144A 2.10% 10/4/21	125,000	124,689
#144A 3.055% 10/4/26	200,000	199,577
Georgia Power
1.95% 12/1/18	100,000	101,782
2.40% 4/1/21	50,000	51,462
3.25% 4/1/26	50,000	53,201
4.25% 12/1/19	80,000	86,560
4.30% 3/15/42	200,000	218,365
4.30% 3/15/43	100,000	109,259
4.75% 9/1/40	100,000	114,792
5.95% 2/1/39	100,000	130,229
Great Plains Energy 4.85% 6/1/21	50,000	54,783
Hydro-Quebec
8.05% 7/7/24	250,000	344,389
8.50% 12/1/29	115,000	180,986
Iberdrola International 6.75% 7/15/36	100,000	133,205
Indiana Michigan Power 7.00% 3/15/19	100,000	112,172
Interstate Power & Light 3.40% 8/15/25	200,000	214,157

LVIP SSGA Bond Index Fund–23

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Interstate Power & Light (continued)
6.25% 7/15/39	130,000	$180,078
ITC Holdings
3.25% 6/30/26	90,000	91,552
3.65% 6/15/24	75,000	79,000
Jersey Central Power & Light 7.35% 2/1/19	100,000	111,565
Kansas City Power & Light
3.65% 8/15/25	250,000	265,733
6.375% 3/1/18	200,000	213,628
Kentucky Utilities
3.25% 11/1/20	100,000	105,642
4.65% 11/15/43	150,000	178,154
5.125% 11/1/40	100,000	124,536
MidAmerican Energy
2.40% 3/15/19	250,000	256,417
3.50% 10/15/24	100,000	109,163
4.40% 10/15/44	100,000	116,831
4.80% 9/15/43	250,000	305,698
5.30% 3/15/18	100,000	105,902
5.75% 11/1/35	25,000	32,571
Nevada Power
5.45% 5/15/41	60,000	76,236
6.50% 8/1/18	50,000	54,611
6.75% 7/1/37	100,000	142,118
7.125% 3/15/19	100,000	113,988
Nextera Energy Capital Holdings 1.649% 9/1/18	45,000	45,199
NextEra Energy Capital Holdings
2.30% 4/1/19	35,000	35,577
2.40% 9/15/19	500,000	510,128
3.625% 6/15/23	100,000	106,264
4.50% 6/1/21	100,000	109,969
6.00% 3/1/19	200,000	219,995
Northern States Power
2.20% 8/15/20	100,000	102,260
2.60% 5/15/23	100,000	102,957
3.60% 5/15/46	50,000	52,475
4.00% 8/15/45	100,000	111,826
5.25% 3/1/18	100,000	105,758
5.35% 11/1/39	40,000	51,870
6.20% 7/1/37	100,000	140,611
NorthWestern 4.176% 11/15/44	150,000	163,084
NSTAR Electric 3.25% 11/15/25	100,000	106,815
Ohio Edison
6.875% 7/15/36	100,000	133,086
8.25% 10/15/38	600,000	902,288
Oklahoma Gas & Electric
4.55% 3/15/44	150,000	171,844
5.25% 5/15/41	100,000	122,607
Oncor Electric Delivery 2.95% 4/1/25	100,000	104,025

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Oncor Electric Delivery (continued)
3.75% 4/1/45	100,000	$104,744
4.10% 6/1/22	100,000	110,690
4.55% 12/1/41	150,000	175,765
5.30% 6/1/42	200,000	255,581
6.80% 9/1/18	100,000	110,007
7.00% 9/1/22	100,000	126,860
7.00% 5/1/32	50,000	70,694
Pacific Gas & Electric
2.95% 3/1/26	100,000	104,365
3.25% 9/15/21	200,000	212,566
3.25% 6/15/23	250,000	266,385
3.40% 8/15/24	150,000	161,158
3.50% 6/15/25	350,000	380,066
4.30% 3/15/45	210,000	236,540
5.125% 11/15/43	200,000	247,139
6.05% 3/1/34	500,000	668,711
6.25% 3/1/39	300,000	412,957
8.25% 10/15/18	200,000	226,902
PacifiCorp
2.95% 6/1/23	100,000	105,121
4.10% 2/1/42	100,000	109,884
5.75% 4/1/37	100,000	131,205
6.00% 1/15/39	100,000	136,490
6.35% 7/15/38	25,000	35,110
7.70% 11/15/31	100,000	153,874
PECO Energy
3.15% 10/15/25	500,000	531,974
5.35% 3/1/18	200,000	211,686
5.95% 10/1/36	100,000	132,181
Portland General Electric 6.10% 4/15/19	100,000	111,815
Potomac Electric Power 7.90% 12/15/38	100,000	159,065
PPL Capital Funding
3.40% 6/1/23	200,000	211,535
3.50% 12/1/22	100,000	106,245
3.95% 3/15/24	200,000	216,470
4.20% 6/15/22	150,000	164,576
PPL Electric Utilities
3.00% 9/15/21	100,000	105,948
4.125% 6/15/44	100,000	110,095
4.15% 10/1/45	250,000	278,259
6.25% 5/15/39	30,000	41,826
Progress Energy
6.00% 12/1/39	50,000	64,096
7.05% 3/15/19	100,000	112,922
7.75% 3/1/31	150,000	212,132
Public Service Co of Colorado
2.90% 5/15/25	200,000	209,450
3.20% 11/15/20	100,000	105,627
3.95% 3/15/43	250,000	273,549

LVIP SSGA Bond Index Fund–24

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Public Service Co of Colorado (continued)
5.125% 6/1/19	135,000	$148,656
6.25% 9/1/37	100,000	140,147
Public Service Co of New Mexico 3.85% 8/1/25	100,000	106,523
Public Service Co of Oklahoma 5.15% 12/1/19	75,000	82,354
Public Service Electric & Gas
1.90% 3/15/21	50,000	50,807
2.375% 5/15/23	200,000	204,405
3.00% 5/15/25	100,000	105,825
3.05% 11/15/24	100,000	105,935
3.50% 8/15/20	150,000	160,377
3.75% 3/15/24	150,000	164,432
3.80% 3/1/46	100,000	108,999
4.05% 5/1/45	150,000	168,581
4.15% 11/1/45	50,000	57,040
5.30% 5/1/18	50,000	53,227
5.50% 3/1/40	100,000	130,757
#Sierra Pacific Power 144A 2.60% 5/1/26	400,000	405,750
South Carolina Electric & Gas
4.50% 6/1/64	35,000	37,013
5.25% 11/1/18	80,000	86,226
6.05% 1/15/38	225,000	294,598
Southern
1.55% 7/1/18	95,000	95,409
1.85% 7/1/19	105,000	105,896
2.15% 9/1/19	300,000	303,899
2.35% 7/1/21	250,000	255,055
2.45% 9/1/18	90,000	91,785
2.75% 6/15/20	100,000	103,236
2.95% 7/1/23	75,000	77,606
3.25% 7/1/26	250,000	259,465
4.25% 7/1/36	85,000	90,483
4.40% 7/1/46	250,000	270,891
Southern California Edison
3.50% 10/1/23	150,000	163,646
3.875% 6/1/21	70,000	76,681
3.90% 3/15/43	100,000	108,695
4.05% 3/15/42	300,000	331,678
4.50% 9/1/40	100,000	116,402
4.65% 10/1/43	100,000	121,725
5.55% 1/15/36	59,000	76,103
5.95% 2/1/38	25,000	33,956
6.00% 1/15/34	200,000	263,770
6.05% 3/15/39	170,000	234,976
6.65% 4/1/29	100,000	133,066
Southwestern Electric Power
2.75% 10/1/26	150,000	150,157
3.90% 4/1/45	300,000	301,475
6.20% 3/15/40	200,000	257,940

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Tampa Electric
2.60% 9/15/22	100,000	$103,041
4.10% 6/15/42	100,000	105,996
4.20% 5/15/45	50,000	54,388
4.35% 5/15/44	50,000	55,162
6.10% 5/15/18	50,000	53,369
TECO Finance 6.572% 11/1/17	100,000	105,480
Tri-State Generation & Transmission Association 4.25% 6/1/46	200,000	213,187
Union Electric
3.50% 4/15/24	100,000	107,918
3.65% 4/15/45	100,000	105,038
3.90% 9/15/42	250,000	271,315
8.45% 3/15/39	80,000	134,163
Virginia Electric & Power
2.75% 3/15/23	100,000	103,987
3.15% 1/15/26	70,000	74,153
4.45% 2/15/44	325,000	373,484
4.65% 8/15/43	150,000	176,573
5.00% 6/30/19	200,000	216,996
6.00% 5/15/37	25,000	33,418
6.35% 11/30/37	100,000	138,807
8.875% 11/15/38	100,000	169,723
Westar Energy
2.55% 7/1/26	50,000	50,076
3.25% 12/1/25	50,000	53,032
4.10% 4/1/43	300,000	325,684
4.25% 12/1/45	50,000	55,829
Western Massachusetts Electric 3.50% 9/15/21	150,000	159,819
Wisconsin Electric Power
1.70% 6/15/18	250,000	252,202
2.95% 9/15/21	100,000	105,820
3.10% 6/1/25	50,000	52,778
4.25% 12/15/19	25,000	27,001
4.30% 12/15/45	50,000	57,695
Wisconsin Power & Light 4.10% 10/15/44	125,000	137,701
Wisconsin Public Service
1.65% 12/4/18	50,000	50,389
4.752% 11/1/44	200,000	241,230
Xcel Energy
2.40% 3/15/21	100,000	102,713
3.30% 6/1/25	100,000	105,687
4.70% 5/15/20	100,000	109,247
6.50% 7/1/36	100,000	136,346

		46,915,859

Electrical Equipment–0.04%
Emerson Electric 2.625% 12/1/21	100,000	104,747

LVIP SSGA Bond Index Fund–25

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electrical Equipment (continued)
Emerson Electric (continued)
3.15% 6/1/25	150,000	$158,860
4.25% 11/15/20	50,000	54,997
5.25% 10/15/18	225,000	243,431
5.25% 11/15/39	50,000	62,703
Hubbell 3.35% 3/1/26	150,000	157,590
Rockwell Automation 6.25% 12/1/37	100,000	135,382
Roper Technologies
3.00% 12/15/20	200,000	208,104
3.85% 12/15/25	100,000	105,964
6.25% 9/1/19	100,000	112,204

		1,343,982

Electronic Equipment, Instruments & Components–0.06%
Amphenol 2.55% 1/30/19	150,000	153,584
Arrow Electronics
3.00% 3/1/18	100,000	101,706
3.50% 4/1/22	100,000	102,829
6.00% 4/1/20	50,000	55,421
Avnet
4.625% 4/15/26	50,000	51,862
4.875% 12/1/22	100,000	108,802
Corning
2.90% 5/15/22	150,000	154,824
4.25% 8/15/20	65,000	70,224
4.75% 3/15/42	250,000	264,999
5.75% 8/15/40	25,000	29,868
6.625% 5/15/19	20,000	22,373
Flex 4.75% 6/15/25	125,000	133,317
FLIR Systems 3.125% 6/15/21	50,000	51,662
Fortive
#144A 1.80% 6/15/19	50,000	50,170
#144A 2.35% 6/15/21	100,000	101,341
#144A 3.15% 6/15/26	150,000	154,576
#144A 4.30% 6/15/46	50,000	53,739
Keysight Technologies 4.55% 10/30/24	250,000	258,845

		1,920,142

Energy Equipment & Services–0.14%
Baker Hughes
5.125% 9/15/40	200,000	224,556
6.875% 1/15/29	100,000	126,823
FMC Technologies 3.45% 10/1/22	100,000	101,455
Halliburton
2.00% 8/1/18	250,000	251,774
3.25% 11/15/21	200,000	208,478
3.80% 11/15/25	290,000	300,383
4.75% 8/1/43	200,000	211,925
4.85% 11/15/35	100,000	107,518
5.00% 11/15/45	283,000	310,114
5.90% 9/15/18	50,000	53,985

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Energy Equipment & Services (continued)
Halliburton (continued)
6.15% 9/15/19	250,000	$280,114
7.45% 9/15/39	200,000	272,776
Nabors Industries
4.625% 9/15/21	150,000	141,508
5.10% 9/15/23	500,000	483,576
6.15% 2/15/18	100,000	104,123
9.25% 1/15/19	150,000	164,987
National Oilwell Varco
2.60% 12/1/22	200,000	189,023
3.95% 12/1/42	150,000	118,600
Oceaneering International 4.65% 11/15/24	100,000	100,833
Schlumberger Investment 3.65% 12/1/23	504,000	545,844

		4,298,395

Equity Real Estate Investment Trusts–0.75%
Alexandria Real Estate Equities
3.95% 1/15/27	25,000	26,210
4.30% 1/15/26	250,000	270,107
4.50% 7/30/29	110,000	118,414
American Tower
2.25% 1/15/22	200,000	199,839
2.80% 6/1/20	100,000	102,665
3.125% 1/15/27	200,000	199,505
3.375% 10/15/26	200,000	203,144
3.45% 9/15/21	250,000	263,413
3.50% 1/31/23	250,000	261,136
4.00% 6/1/25	100,000	107,157
4.50% 1/15/18	200,000	207,498
4.70% 3/15/22	225,000	250,390
5.00% 2/15/24	100,000	113,445
5.05% 9/1/20	100,000	110,656
5.90% 11/1/21	65,000	75,903
AvalonBay Communities
2.90% 10/15/26	50,000	49,870
3.45% 6/1/25	100,000	104,358
3.50% 11/15/24	200,000	209,796
3.50% 11/15/25	50,000	52,350
3.625% 10/1/20	200,000	212,797
3.90% 10/15/46	50,000	49,630
6.10% 3/15/20	100,000	113,862
Boston Properties
2.75% 10/1/26	300,000	296,156
3.65% 2/1/26	100,000	105,969
3.70% 11/15/18	100,000	104,230
3.85% 2/1/23	125,000	133,783
4.125% 5/15/21	250,000	272,160
5.625% 11/15/20	150,000	170,513
5.875% 10/15/19	100,000	111,107

LVIP SSGA Bond Index Fund–26

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Equity Real Estate Investment Trusts (continued)
Brandywine Operating Partnership
4.55% 10/1/29	200,000	$208,829
4.95% 4/15/18	100,000	104,345
Brixmor Operating Partnership
3.25% 9/15/23	150,000	150,570
3.85% 2/1/25	70,000	71,305
3.875% 8/15/22	95,000	99,711
4.125% 6/15/26	50,000	51,919
Brookfield Asset Management 4.00% 1/15/25	150,000	154,024
Camden Property Trust
4.25% 1/15/24	67,000	72,306
4.625% 6/15/21	100,000	109,764
CBL & Associates 5.25% 12/1/23	67,000	68,528
Columbia Property Trust Operating Partnership 3.65% 8/15/26	100,000	100,792
Corporate Office Properties 3.70% 6/15/21	350,000	362,532
Crown Castle International
3.40% 2/15/21	140,000	146,662
3.70% 6/15/26	365,000	381,600
4.45% 2/15/26	365,000	401,628
CubeSmart
3.125% 9/1/26	50,000	49,884
4.375% 12/15/23	100,000	108,941
DDR
3.50% 1/15/21	150,000	155,698
4.25% 2/1/26	100,000	105,850
Digital Realty Trust
3.40% 10/1/20	100,000	104,311
3.95% 7/1/22	150,000	159,184
4.75% 10/1/25	100,000	108,702
5.25% 3/15/21	100,000	111,920
Duke Realty
3.75% 12/1/24	250,000	265,063
4.375% 6/15/22	100,000	109,517
EPR Properties
5.25% 7/15/23	75,000	80,642
5.75% 8/15/22	100,000	111,065
ERP Operating
2.375% 7/1/19	150,000	153,164
3.375% 6/1/25	100,000	104,571
4.50% 7/1/44	150,000	164,825
4.50% 6/1/45	50,000	55,061
4.625% 12/15/21	90,000	101,154
4.75% 7/15/20	100,000	109,815
Essex Portfolio
3.25% 5/1/23	100,000	102,658
3.375% 1/15/23	250,000	258,878
3.375% 4/15/26	50,000	51,216
Federal Realty Investment Trust
2.75% 6/1/23	100,000	102,034

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Equity Real Estate Investment Trusts (continued)
Federal Realty Investment Trust (continued)
3.625% 8/1/46	60,000	$58,880
4.50% 12/1/44	50,000	56,804
Government Properties Income Trust 3.75% 8/15/19	100,000	102,517
HCP
2.625% 2/1/20	200,000	203,026
3.75% 2/1/19	100,000	103,574
3.875% 8/15/24	200,000	205,057
4.00% 12/1/22	150,000	158,728
4.00% 6/1/25	250,000	257,161
4.25% 11/15/23	186,000	195,584
5.375% 2/1/21	200,000	224,258
Healthcare Realty Trust 5.75% 1/15/21	200,000	227,411
Healthcare Trust of America Holdings
3.375% 7/15/21	100,000	103,738
3.50% 8/1/26	35,000	35,532
Highwoods Realty 3.20% 6/15/21	200,000	206,553
Hospitality Properties Trust
4.25% 2/15/21	50,000	53,382
5.00% 8/15/22	300,000	326,070
5.25% 2/15/26	50,000	52,966
Host Hotels & Resorts
4.75% 3/1/23	150,000	160,631
5.25% 3/15/22	400,000	442,975
Kilroy Realty
4.25% 8/15/29	150,000	158,533
4.80% 7/15/18	100,000	104,587
Kimco Realty
2.80% 10/1/26	100,000	99,355
3.20% 5/1/21	150,000	156,788
3.40% 11/1/22	50,000	52,745
6.875% 10/1/19	150,000	171,907
Kite Realty Group 4.00% 10/1/26	50,000	50,500
Lexington Realty Trust 4.40% 6/15/24	60,000	61,408
Liberty Property
4.125% 6/15/22	50,000	53,608
4.40% 2/15/24	100,000	109,367
6.625% 10/1/17	50,000	52,342
Mid-America Apartments
3.75% 6/15/24	100,000	104,481
4.00% 11/15/25	50,000	53,216
4.30% 10/15/23	50,000	54,082
National Retail Properties
3.30% 4/15/23	100,000	102,517
4.00% 11/15/25	65,000	69,441
5.50% 7/15/21	100,000	114,003
Omega Healthcare Investors
4.375% 8/1/23	50,000	51,526
4.50% 4/1/27	200,000	201,462
4.95% 4/1/24	57,000	60,010
5.25% 1/15/26	100,000	106,811

LVIP SSGA Bond Index Fund–27

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Equity Real Estate Investment Trusts (continued)
Prologis
3.75% 11/1/25	45,000	$48,505
4.25% 8/15/23	150,000	166,083
Realty Income
3.875% 7/15/24	65,000	68,663
4.65% 8/1/23	400,000	441,564
5.75% 1/15/21	100,000	114,104
5.875% 3/15/35	50,000	61,696
Regency Centers
3.90% 11/1/25	60,000	64,054
4.80% 4/15/21	100,000	110,821
Retail Opportunity Investments Partnership 4.00% 12/15/24	50,000	50,536
Select Income REIT 2.85% 2/1/18	500,000	503,121
Senior Housing Properties Trust 4.75% 5/1/24	200,000	210,204
Simon Property Group
2.50% 9/1/20	100,000	103,133
3.375% 10/1/24	450,000	478,384
4.125% 12/1/21	300,000	330,733
5.65% 2/1/20	200,000	223,991
6.75% 2/1/40	300,000	431,881
10.35% 4/1/19	200,000	238,829
Sovran Acquisition 3.50% 7/1/26	100,000	102,258
Tanger Properties
3.125% 9/1/26	50,000	49,969
3.875% 12/1/23	100,000	105,857
UDR
2.95% 9/1/26	50,000	49,735
4.00% 10/1/25	50,000	54,012
4.25% 6/1/18	100,000	104,267
4.625% 1/10/22	100,000	110,296
Ventas Realty
2.70% 4/1/20	100,000	102,555
3.125% 6/15/23	30,000	30,653
3.75% 5/1/24	150,000	157,934
4.00% 4/30/19	200,000	210,228
4.125% 1/15/26	156,000	168,099
4.25% 3/1/22	200,000	218,135
4.75% 6/1/21	100,000	111,136
Vornado Realty 2.50% 6/30/19	100,000	101,473
Washington Real Estate Investment Trust 3.95% 10/15/22	100,000	101,807
Weingarten Realty Investors
3.25% 8/15/26	100,000	100,317
3.375% 10/15/22	150,000	154,563
Welltower
4.25% 4/1/26	200,000	216,341
4.50% 1/15/24	250,000	273,401
5.25% 1/15/22	100,000	113,463
6.125% 4/15/20	135,000	153,047
6.50% 3/15/41	250,000	320,943

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Equity Real Estate Investment Trusts (continued)
Weyerhaeuser
4.625% 9/15/23	250,000	$278,452
7.375% 3/15/32	250,000	339,323
WP Carey
4.25% 10/1/26	100,000	101,590
4.60% 4/1/24	100,000	104,658

		22,399,081

Food & Staples Retailing–0.57%
Costco Wholesale
1.125% 12/15/17	300,000	300,665
2.25% 2/15/22	300,000	308,920
CVS Health
2.125% 6/1/21	550,000	556,186
2.25% 8/12/19	250,000	254,871
2.75% 12/1/22	200,000	206,202
2.80% 7/20/20	600,000	622,180
2.875% 6/1/26	250,000	254,225
3.50% 7/20/22	600,000	643,056
3.875% 7/20/25	400,000	436,244
4.00% 12/5/23	600,000	661,874
4.125% 5/15/21	100,000	109,401
4.875% 7/20/35	725,000	852,293
5.125% 7/20/45	215,000	264,152
Delhaize America 9.00% 4/15/31	125,000	176,575
Delhaize Group 5.70% 10/1/40	500,000	607,329
Kroger
2.00% 1/15/19	25,000	25,333
2.30% 1/15/19	250,000	254,663
2.60% 2/1/21	50,000	51,469
3.30% 1/15/21	250,000	264,330
3.40% 4/15/22	50,000	53,102
3.50% 2/1/26	100,000	107,655
5.00% 4/15/42	100,000	116,874
6.90% 4/15/38	100,000	139,491
7.50% 4/1/31	250,000	354,691
Sysco
1.90% 4/1/19	60,000	60,518
2.50% 7/15/21	105,000	107,369
2.60% 10/1/20	250,000	257,609
3.30% 7/15/26	100,000	103,875
3.75% 10/1/25	125,000	134,757
4.50% 4/1/46	75,000	82,123
4.85% 10/1/45	85,000	97,462
5.375% 3/17/19	100,000	108,954
6.625% 3/17/39	50,000	67,263
Walgreen
3.10% 9/15/22	150,000	156,470
5.25% 1/15/19	38,000	41,069
Walgreens Boots Alliance
1.75% 11/17/17	600,000	603,450

LVIP SSGA Bond Index Fund–28

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food & Staples Retailing (continued)
Walgreens Boots Alliance (continued)
1.75% 5/30/18	105,000	$105,618
2.60% 6/1/21	125,000	128,059
3.10% 6/1/23	85,000	87,802
3.45% 6/1/26	45,000	46,809
3.80% 11/18/24	700,000	752,685
4.65% 6/1/46	40,000	43,544
4.80% 11/18/44	500,000	553,365
Wal-Mart Stores
1.125% 4/11/18	700,000	701,660
2.55% 4/11/23	300,000	311,761
3.25% 10/25/20	300,000	322,651
3.625% 7/8/20	100,000	108,342
4.00% 4/11/43	325,000	363,365
4.125% 2/1/19	100,000	106,859
4.875% 7/8/40	300,000	373,848
5.00% 10/25/40	200,000	253,373
5.25% 9/1/35	300,000	399,137
5.625% 4/15/41	250,000	340,503
5.80% 2/15/18	200,000	213,225
5.875% 4/5/27	100,000	131,217
6.20% 4/15/38	300,000	431,650
6.50% 8/15/37	350,000	517,116
7.55% 2/15/30	700,000	1,074,293
#Whole Foods Market 144A 5.20% 12/3/25	100,000	108,805

		16,918,387

Food Products–0.39%
Archer-Daniels-Midland
2.50% 8/11/26	250,000	250,951
4.016% 4/16/43	100,000	109,018
4.479% 3/1/21	235,000	263,112
5.45% 3/15/18	80,000	85,028
Bunge Limited Finance
3.25% 8/15/26	45,000	45,372
3.50% 11/24/20	75,000	78,519
8.50% 6/15/19	135,000	158,382
Campbell Soup
2.50% 8/2/22	61,000	62,540
4.25% 4/15/21	250,000	276,939
4.50% 2/15/19	35,000	37,503
ConAgra Foods
1.90% 1/25/18	250,000	251,547
3.20% 1/25/23	196,000	204,216
7.00% 4/15/19	21,000	23,492
8.25% 9/15/30	100,000	142,054
Flowers Foods 3.50% 10/1/26	105,000	104,992
General Mills
2.20% 10/21/19	300,000	306,370
3.15% 12/15/21	200,000	212,556
3.65% 2/15/24	111,000	121,685

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products (continued)
General Mills (continued)
5.40% 6/15/40	45,000	$56,270
5.65% 2/15/19	100,000	109,591
Hershey
2.30% 8/15/26	100,000	99,202
4.125% 12/1/20	200,000	220,497
Ingredion 3.20% 10/1/26	100,000	102,209
JM Smucker
1.75% 3/15/18	60,000	60,385
2.50% 3/15/20	100,000	102,538
3.00% 3/15/22	150,000	157,295
3.50% 3/15/25	150,000	160,940
4.25% 3/15/35	100,000	110,407
4.375% 3/15/45	50,000	55,435
Kellogg
3.125% 5/17/22	150,000	157,200
3.25% 5/21/18	135,000	139,265
3.25% 4/1/26	95,000	99,299
4.00% 12/15/20	64,000	70,085
4.50% 4/1/46	100,000	108,618
Kraft Heinz Foods
2.00% 7/2/18	95,000	95,917
2.80% 7/2/20	550,000	570,475
3.00% 6/1/26	575,000	580,770
3.50% 6/6/22	150,000	159,581
3.50% 7/15/22	200,000	212,808
3.95% 7/15/25	150,000	162,586
4.375% 6/1/46	290,000	308,117
5.00% 7/15/35	105,000	121,634
5.00% 6/4/42	250,000	288,340
5.20% 7/15/45	85,000	100,923
5.375% 2/10/20	250,000	279,325
6.125% 8/23/18	650,000	705,621
6.50% 2/9/40	150,000	202,011
McCormick
3.25% 11/15/25	35,000	37,299
3.50% 9/1/23	107,000	114,884
3.90% 7/15/21	50,000	54,475
Mead Johnson Nutrition
3.00% 11/15/20	95,000	99,039
4.125% 11/15/25	95,000	103,191
4.90% 11/1/19	100,000	109,854
5.90% 11/1/39	50,000	61,611
Mondelez International
4.00% 2/1/24	750,000	823,881
6.125% 2/1/18	150,000	158,973
Tyson Foods
2.65% 8/15/19	400,000	410,433
3.95% 8/15/24	240,000	259,464
Unilever Capital
1.375% 7/28/21	120,000	119,198

LVIP SSGA Bond Index Fund–29

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products (continued)
Unilever Capital (continued)
2.00% 7/28/26	100,000	$98,159
2.20% 3/6/19	250,000	255,754
4.25% 2/10/21	200,000	222,341
4.80% 2/15/19	100,000	108,279
5.90% 11/15/32	133,000	187,245

		11,555,700

Gas Utilities–0.11%
Atmos Energy
4.125% 10/15/44	150,000	163,666
8.50% 3/15/19	100,000	116,417
CenterPoint Energy Resources
4.50% 1/15/21	65,000	70,257
5.85% 1/15/41	115,000	139,222
6.00% 5/15/18	100,000	106,217
National Fuel Gas
3.75% 3/1/23	156,000	158,025
8.75% 5/1/19	115,000	129,782
ONE Gas
3.61% 2/1/24	100,000	107,882
4.658% 2/1/44	50,000	58,099
Panhandle Eastern Pipe Line
6.20% 11/1/17	50,000	51,940
7.00% 6/15/18	300,000	319,511
Piedmont Natural Gas
3.64% 11/1/46	50,000	49,821
4.65% 8/1/43	50,000	56,497
Southern California Gas
2.60% 6/15/26	100,000	102,267
3.15% 9/15/24	100,000	106,869
4.45% 3/15/44	150,000	177,628
5.75% 11/15/35	100,000	131,646
Southern Gas Capital
3.875% 11/15/25	50,000	53,836
3.95% 10/1/46	200,000	203,043
4.40% 6/1/43	100,000	108,123
5.25% 8/15/19	100,000	109,422
5.875% 3/15/41	70,000	87,516
Southern Natural Gas
4.40% 6/15/21	300,000	329,879
8.00% 3/1/32	100,000	128,765
Southwest Gas 4.875% 10/1/43	100,000	115,929
Spire 4.70% 8/15/44	100,000	109,799
Washington Gas Light 3.796% 9/15/46	100,000	105,417

		3,397,475

Health Care Equipment & Supplies–0.40%
Ascension Health 3.945% 11/15/46	135,000	147,731
Baxter International
1.70% 8/15/21	100,000	99,389

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
Baxter International (continued)
2.60% 8/15/26	150,000	$148,588
3.50% 8/15/46	100,000	94,889
Baylor Scott & White Holdings
3.967% 11/15/46	50,000	53,328
4.185% 11/15/45	95,000	104,673
Becton Dickinson and Co.
2.675% 12/15/19	145,000	149,858
3.125% 11/8/21	700,000	736,585
3.25% 11/12/20	100,000	105,229
3.30% 3/1/23	100,000	105,724
3.734% 12/15/24	350,000	380,235
4.875% 5/15/44	100,000	115,489
5.00% 11/12/40	35,000	39,885
6.00% 5/15/39	100,000	127,643
6.375% 8/1/19	150,000	169,366
Boston Scientific
2.65% 10/1/18	125,000	127,923
2.85% 5/15/20	100,000	103,151
3.85% 5/15/25	100,000	106,604
6.00% 1/15/20	100,000	113,053
7.375% 1/15/40	201,000	274,439
Covidien International Finance
3.20% 6/15/22	150,000	159,391
4.20% 6/15/20	100,000	109,247
6.00% 10/15/17	25,000	26,221
6.55% 10/15/37	100,000	139,024
CR Bard
3.00% 5/15/26	150,000	152,316
4.40% 1/15/21	65,000	71,529
Edwards Lifesciences 2.875% 10/15/18	150,000	152,955
Medtronic
1.375% 4/1/18	125,000	125,417
1.50% 3/15/18	115,000	115,543
2.75% 4/1/23	1,125,000	1,168,341
3.125% 3/15/22	150,000	158,987
3.50% 3/15/25	575,000	619,880
3.625% 3/15/24	500,000	544,335
4.375% 3/15/35	150,000	170,309
4.50% 3/15/42	100,000	113,719
4.625% 3/15/45	590,000	694,991
5.55% 3/15/40	100,000	126,923
5.60% 3/15/19	200,000	220,509
Northwell Healthcare 3.979% 11/1/46	250,000	253,481
Premier Health Partners 2.911% 11/15/26	100,000	100,606
Providence St Joseph Health Obligated Group
2.746% 10/1/26	100,000	101,387
3.744% 10/1/47	100,000	102,855
St. Jude Medical
2.00% 9/15/18	100,000	101,100

LVIP SSGA Bond Index Fund–30

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
St. Jude Medical (continued)
2.80% 9/15/20	100,000	$103,175
3.25% 4/15/23	200,000	206,373
3.875% 9/15/25	120,000	128,135
Stryker
1.30% 4/1/18	100,000	100,124
2.00% 3/8/19	90,000	91,185
2.625% 3/15/21	150,000	154,780
3.375% 5/15/24	150,000	158,174
3.375% 11/1/25	100,000	105,086
3.50% 3/15/26	75,000	79,607
4.375% 1/15/20	100,000	108,885
4.375% 5/15/44	100,000	108,762
4.625% 3/15/46	95,000	107,000
Zimmer Biomet Holdings
2.70% 4/1/20	750,000	766,994
3.15% 4/1/22	250,000	258,934
3.55% 4/1/25	180,000	185,847
4.25% 8/15/35	105,000	106,894
4.45% 8/15/45	155,000	159,379
5.75% 11/30/39	100,000	120,569

		11,882,751

Health Care Providers & Services–0.58%
Aetna
1.70% 6/7/18	140,000	140,504
1.90% 6/7/19	215,000	217,114
2.40% 6/15/21	160,000	162,029
2.75% 11/15/22	550,000	564,583
2.80% 6/15/23	135,000	138,059
3.20% 6/15/26	370,000	376,953
4.25% 6/15/36	105,000	109,112
4.375% 6/15/46	155,000	162,988
6.625% 6/15/36	100,000	135,719
6.75% 12/15/37	100,000	139,016
AmerisourceBergen
3.40% 5/15/24	250,000	264,493
4.875% 11/15/19	200,000	218,939
Anthem
2.30% 7/15/18	250,000	253,383
3.125% 5/15/22	250,000	260,561
3.50% 8/15/24	250,000	263,651
4.35% 8/15/20	100,000	108,593
4.625% 5/15/42	100,000	108,267
4.65% 1/15/43	125,000	136,903
4.65% 8/15/44	100,000	109,518
5.85% 1/15/36	125,000	152,886
6.375% 6/15/37	100,000	131,192
7.00% 2/15/19	400,000	449,404
Cardinal Health
1.95% 6/15/18	100,000	100,987

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Cardinal Health (continued)
3.20% 3/15/23	100,000	$105,091
3.50% 11/15/24	300,000	320,585
3.75% 9/15/25	100,000	108,499
4.625% 12/15/20	100,000	110,807
4.90% 9/15/45	100,000	118,260
Children’s Hospital Medical Center
4.268% 5/15/44	50,000	56,650
Cigna
5.375% 2/15/42	400,000	485,278
5.875% 3/15/41	200,000	252,292
7.875% 5/15/27	25,000	35,015
Coventry Health Care 5.45% 6/15/21	80,000	91,318
Dignity Health 3.812% 11/1/24	200,000	213,850
Express Scripts Holding
3.00% 7/15/23	150,000	152,581
3.30% 2/25/21	40,000	42,081
3.40% 3/1/27	105,000	105,822
3.90% 2/15/22	450,000	486,141
4.50% 2/25/26	150,000	164,836
4.75% 11/15/21	200,000	224,304
4.80% 7/15/46	85,000	88,648
6.125% 11/15/41	300,000	372,869
Howard Hughes Medical Institute 3.50% 9/1/23	150,000	164,363
Humana
3.15% 12/1/22	100,000	103,864
4.625% 12/1/42	175,000	184,911
4.95% 10/1/44	300,000	334,301
7.20% 6/15/18	100,000	109,481
Kaiser Foundation Hospitals 3.50% 4/1/22	50,000	53,288
Laboratory Corporation of America Holdings
4.625% 11/15/20	150,000	165,055
4.70% 2/1/45	500,000	546,019
Mayo Clinic 4.128% 11/15/52	100,000	113,217
McKesson
2.284% 3/15/19	250,000	254,564
2.70% 12/15/22	400,000	407,638
3.796% 3/15/24	200,000	216,028
4.75% 3/1/21	300,000	333,540
4.883% 3/15/44	125,000	147,529
Medco Health Solutions 7.125% 3/15/18	225,000	242,631
Memorial Sloan-Kettering Cancer Center 4.20% 7/1/55	127,000	142,484
New York and Presbyterian Hospital
3.563% 8/1/36	50,000	52,645
4.024% 8/1/45	75,000	81,845
4.063% 8/1/56	50,000	54,053
4.763% 8/1/16	50,000	54,225
Ochsner Clinic Foundation 5.897% 5/15/45	50,000	65,617

LVIP SSGA Bond Index Fund–31

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Owens & Minor 3.875% 9/15/21	50,000	$51,717
Quest Diagnostics
2.70% 4/1/19	150,000	154,083
3.45% 6/1/26	55,000	57,425
3.50% 3/30/25	300,000	314,663
4.75% 1/30/20	60,000	65,330
Texas Health Resources 4.33% 11/15/55	30,000	33,678
UnitedHealth Group
1.70% 2/15/19	200,000	201,399
1.90% 7/16/18	590,000	596,391
2.125% 3/15/21	200,000	203,849
2.70% 7/15/20	145,000	150,742
2.75% 2/15/23	107,000	110,871
2.875% 12/15/21	400,000	421,821
2.875% 3/15/23	250,000	261,010
3.75% 7/15/25	500,000	549,701
4.25% 3/15/43	100,000	110,564
4.375% 3/15/42	100,000	111,751
4.625% 11/15/41	200,000	232,184
4.70% 2/15/21	100,000	111,950
4.75% 7/15/45	600,000	721,330
6.00% 2/15/18	200,000	212,605
6.50% 6/15/37	150,000	209,803
6.625% 11/15/37	100,000	142,899
6.875% 2/15/38	100,000	146,841

		17,239,686

Hotels, Restaurants & Leisure–0.17%
Carnival 3.95% 10/15/20	133,000	143,905
Darden Restaurants 6.80% 10/15/37	84,000	99,607
Hyatt Hotels 4.85% 3/15/26	50,000	55,556
Marriott International
2.30% 1/15/22	100,000	100,967
2.875% 3/1/21	100,000	103,842
3.125% 6/15/26	100,000	101,277
3.375% 10/15/20	208,000	218,799
3.75% 10/1/25	50,000	53,341
McDonald’s
1.875% 5/29/19	250,000	252,827
2.10% 12/7/18	60,000	60,949
2.20% 5/26/20	150,000	153,079
2.625% 1/15/22	100,000	103,608
2.75% 12/9/20	265,000	275,246
3.25% 6/10/24	300,000	324,473
3.375% 5/26/25	150,000	158,293
3.625% 5/20/21	100,000	107,520
3.625% 5/1/43	100,000	98,346
3.70% 1/30/26	285,000	307,210
4.60% 5/26/45	94,000	105,913
4.70% 12/9/35	270,000	306,770
4.875% 12/9/45	275,000	320,466

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
McDonald’s (continued)
5.80% 10/15/17	300,000	$313,926
6.30% 3/1/38	50,000	66,583
Starbucks
2.10% 2/4/21	60,000	61,283
2.45% 6/15/26	100,000	101,691
2.70% 6/15/22	100,000	105,039
3.85% 10/1/23	100,000	111,670
4.30% 6/15/45	105,000	124,438
Starwood Hotels & Resorts Worldwide 3.125% 2/15/23	211,000	215,950
Wyndham Worldwide
4.25% 3/1/22	300,000	319,266
5.10% 10/1/25	60,000	65,707

		4,937,547

Household Durables–0.21%
Church & Dwight 2.45% 12/15/19	100,000	101,996
Clorox
3.50% 12/15/24	150,000	160,613
5.95% 10/15/17	100,000	104,929
DR Horton
3.75% 3/1/19	135,000	140,906
4.00% 2/15/20	175,000	185,281
Harman International Industries 4.15% 5/15/25	100,000	103,634
Kimberly-Clark
1.90% 5/22/19	250,000	254,922
2.15% 8/15/20	50,000	51,551
3.05% 8/15/25	50,000	53,354
3.20% 7/30/46	50,000	49,300
3.875% 3/1/21	45,000	49,490
5.30% 3/1/41	200,000	264,542
6.625% 8/1/37	100,000	148,010
7.50% 11/1/18	100,000	112,770
Leggett & Platt 3.40% 8/15/22	50,000	51,989
Newell Brands
2.15% 10/15/18	125,000	126,840
2.60% 3/29/19	95,000	97,190
3.15% 4/1/21	100,000	104,293
3.85% 4/1/23	115,000	122,586
3.90% 11/1/25	250,000	264,704
4.20% 4/1/26	120,000	130,844
#144A 5.00% 11/15/23	500,000	532,599
5.375% 4/1/36	60,000	70,551
5.50% 4/1/46	380,000	462,070
Procter & Gamble
1.85% 2/2/21	300,000	305,665
1.90% 11/1/19	200,000	204,156
2.30% 2/6/22	250,000	258,152
2.70% 2/2/26	100,000	105,251
3.10% 8/15/23	200,000	215,424

LVIP SSGA Bond Index Fund–32

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Household Durables (continued)
Procter & Gamble (continued)
4.70% 2/15/19	200,000	$216,618
5.50% 2/1/34	100,000	136,153
5.55% 3/5/37	200,000	282,350
Tupperware Brands 4.75% 6/1/21	100,000	109,511
Whirlpool
3.70% 3/1/23	350,000	373,387
4.50% 6/1/46	70,000	75,849
4.70% 6/1/22	100,000	112,731

		6,140,211

Independent Power Producers & Energy Traders–0.08%
Constellation Energy Group 5.15% 12/1/20	200,000	222,590
Exelon Generation
4.25% 6/15/22	250,000	268,629
5.60% 6/15/42	292,000	305,941
6.20% 10/1/17	25,000	26,112
6.25% 10/1/39	100,000	111,632
Oglethorpe Power
4.25% 4/1/46	75,000	79,524
4.55% 6/1/44	100,000	110,744
5.95% 11/1/39	100,000	126,721
PSEG Power
4.15% 9/15/21	250,000	267,617
5.125% 4/15/20	60,000	65,732
Southern Power
1.85% 12/1/17	80,000	80,532
2.375% 6/1/20	100,000	102,003
4.15% 12/1/25	200,000	215,776
5.25% 7/15/43	120,000	131,260
TransAlta 6.50% 3/15/40	250,000	227,297

		2,342,110

Industrial Conglomerates–0.32%
3M
1.375% 8/7/18	100,000	100,433
2.00% 8/7/20	100,000	102,653
2.00% 6/26/22	500,000	508,293
3.00% 8/7/25	100,000	107,659
3.875% 6/15/44	150,000	167,846
5.70% 3/15/37	100,000	137,523
6.375% 2/15/28	25,000	34,291
Danaher
1.65% 9/15/18	95,000	95,829
3.35% 9/15/25	125,000	136,064
4.375% 9/15/45	115,000	136,238
General Electric
2.70% 10/9/22	1,150,000	1,199,317
3.45% 5/15/24	800,000	868,860
4.125% 10/9/42	311,000	341,190

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Industrial Conglomerates (continued)
General Electric (continued)
4.50% 3/11/44	1,500,000	$1,731,135
5.25% 12/6/17	550,000	576,611
5.50% 1/8/20	100,000	113,042
5.875% 1/14/38	272,000	365,021
6.00% 8/7/19	100,000	113,039
6.75% 3/15/32	224,000	315,300
6.875% 1/10/39	201,000	303,372
Hexcel 4.70% 8/15/25	50,000	54,441
Koninklijke Philips
3.75% 3/15/22	100,000	108,322
5.00% 3/15/42	100,000	111,523
5.75% 3/11/18	300,000	318,543
6.875% 3/11/38	50,000	66,382
Textron
3.65% 3/1/21	400,000	422,816
3.875% 3/1/25	170,000	179,377
Tyco Electronics Group
2.35% 8/1/19	75,000	76,095
2.375% 12/17/18	60,000	61,091
3.50% 2/3/22	150,000	159,774
3.70% 2/15/26	100,000	107,102
6.55% 10/1/17	100,000	105,093
Tyco International Finance
3.90% 2/14/26	75,000	81,914
5.125% 9/14/45	75,000	89,058

		9,395,247

Insurance–0.87%
Aflac
6.45% 8/15/40	100,000	135,913
6.90% 12/17/39	530,000	749,602
Alleghany
4.90% 9/15/44	95,000	98,711
4.95% 6/27/22	100,000	111,182
Allied World Assurance Holdings 4.35% 10/29/25	100,000	104,816
Allstate
4.50% 6/15/43	100,000	117,924
5.55% 5/9/35	150,000	193,191
•5.75% 8/15/53	225,000	242,016
7.45% 5/16/19	100,000	114,637
American Financial Group 9.875% 6/15/19	100,000	120,537
American International Group
2.30% 7/16/19	350,000	356,661
3.30% 3/1/21	85,000	89,272
3.75% 7/10/25	70,000	73,553
3.90% 4/1/26	100,000	106,000
4.50% 7/16/44	500,000	511,331
4.70% 7/10/35	100,000	108,619
4.80% 7/10/45	100,000	106,250

LVIP SSGA Bond Index Fund–33

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
American International Group (continued)
4.875% 6/1/22	500,000	$563,274
5.85% 1/16/18	300,000	316,597
6.40% 12/15/20	200,000	234,781
Aon
2.80% 3/15/21	150,000	154,056
3.50% 6/14/24	100,000	104,355
3.875% 12/15/25	100,000	106,981
4.00% 11/27/23	150,000	161,879
4.45% 5/24/43	100,000	104,212
4.75% 5/15/45	100,000	108,837
5.00% 9/30/20	100,000	110,849
Arch Capital Group US 5.144% 11/1/43	105,000	115,460
Aspen Insurance Holdings 4.65% 11/15/23	100,000	106,698
Assurant 2.50% 3/15/18	150,000	151,802
Assured Guaranty US Holdings 5.00% 7/1/24	100,000	111,908
AXA 8.60% 12/15/30	200,000	283,000
AXIS Specialty Finance 5.875% 6/1/20	100,000	111,545
Berkshire Hathaway
1.15% 8/15/18	105,000	104,972
2.10% 8/14/19	200,000	204,558
2.20% 3/15/21	145,000	149,243
3.00% 2/11/23	100,000	105,355
3.125% 3/15/26	515,000	541,946
3.40% 1/31/22	300,000	325,136
3.75% 8/15/21	300,000	328,710
4.50% 2/11/43	250,000	290,321
Berkshire Hathaway Finance
1.30% 5/15/18	150,000	150,536
1.30% 8/15/19	140,000	140,295
1.70% 3/15/19	240,000	242,289
3.00% 5/15/22	100,000	106,324
4.25% 1/15/21	100,000	110,709
4.30% 5/15/43	100,000	112,629
4.40% 5/15/42	100,000	113,809
5.40% 5/15/18	50,000	53,370
5.75% 1/15/40	100,000	133,426
Chubb
5.75% 5/15/18	100,000	107,272
6.00% 5/11/37	100,000	136,141
6.50% 5/15/38	200,000	288,679
Chubb INA Holdings
2.30% 11/3/20	655,000	672,414
2.70% 3/13/23	100,000	103,384
3.35% 5/15/24	300,000	319,517
3.35% 5/3/26	95,000	101,845
4.15% 3/13/43	100,000	111,693
5.90% 6/15/19	125,000	139,512
Cincinnati Financial 6.92% 5/15/28	100,000	130,947

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
CNA Financial
3.95% 5/15/24	125,000	$132,546
4.50% 3/1/26	100,000	108,495
5.75% 8/15/21	30,000	34,623
7.35% 11/15/19	120,000	138,551
Delphi Financial Group 7.875% 1/31/20	25,000	28,710
Everest Reinsurance Holdings 4.868% 6/1/44	100,000	105,974
First American Financial 4.60% 11/15/24	100,000	104,082
Hanover Insurance Group 4.50% 4/15/26	100,000	104,126
Hartford Financial Services Group
4.30% 4/15/43	43,000	42,250
5.125% 4/15/22	100,000	113,736
5.50% 3/30/20	100,000	111,578
5.95% 10/15/36	250,000	299,220
6.10% 10/1/41	50,000	61,098
6.625% 3/30/40	100,000	129,199
Horace Mann Educators 4.50% 12/1/25	50,000	52,078
Kemper 4.35% 2/15/25	100,000	102,901
*Lincoln National 4.00% 9/1/23	500,000	533,776
Loews
4.125% 5/15/43	500,000	518,261
6.00% 2/1/35	100,000	127,384
Manulife Financial
4.15% 3/4/26	100,000	109,430
5.375% 3/4/46	100,000	119,365
Markel 5.00% 4/5/46	250,000	273,217
Marsh & McLennan
2.35% 3/6/20	150,000	152,779
2.55% 10/15/18	100,000	101,741
3.30% 3/14/23	100,000	104,965
3.50% 3/10/25	150,000	158,723
3.75% 3/14/26	75,000	81,225
4.80% 7/15/21	100,000	111,794
MetLife
3.00% 3/1/25	150,000	152,799
4.05% 3/1/45	150,000	149,162
4.368% 9/15/23	367,000	407,071
4.60% 5/13/46	200,000	216,964
4.75% 2/8/21	200,000	224,025
4.875% 11/13/43	200,000	222,087
5.70% 6/15/35	50,000	60,613
5.875% 2/6/41	100,000	124,105
6.375% 6/15/34	100,000	128,416
6.40% 12/15/36	100,000	110,937
6.50% 12/15/32	100,000	128,776
6.817% 8/15/18	400,000	439,388
7.717% 2/15/19	200,000	229,101
10.75% 8/1/39	150,000	240,765
Montpelier Re Holdings 4.70% 10/15/22	100,000	103,514

LVIP SSGA Bond Index Fund–34

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Old Republic International 4.875% 10/1/24	100,000	$108,486
OneBeacon US Holdings 4.60% 11/9/22	100,000	101,155
PartnerRe Finance B 5.50% 6/1/20	100,000	111,359
Primerica 4.75% 7/15/22	100,000	109,570
Principal Financial Group
1.85% 11/15/17	250,000	251,455
3.40% 5/15/25	100,000	102,841
•4.70% 5/15/55	50,000	49,875
8.875% 5/15/19	100,000	117,895
ProAssurance 5.30% 11/15/23	100,000	107,512
Progressive
3.75% 8/23/21	100,000	108,897
4.35% 4/25/44	250,000	287,829
Protective Life
7.375% 10/15/19	50,000	57,695
8.45% 10/15/39	25,000	35,382
Prudential Financial
2.30% 8/15/18	250,000	254,509
5.10% 8/15/43	250,000	280,019
•5.20% 3/15/44	100,000	103,250
5.70% 12/14/36	350,000	420,407
•5.875% 9/15/42	250,000	276,125
5.90% 3/17/36	250,000	303,821
6.00% 12/1/17	39,000	41,089
6.625% 12/1/37	400,000	516,534
6.625% 6/21/40	200,000	260,181
Reinsurance Group of America
3.95% 9/15/26	30,000	31,450
4.70% 9/15/23	150,000	164,158
6.45% 11/15/19	90,000	102,027
Swiss Re Solutions Holding 7.00% 2/15/26	100,000	129,713
Symetra Financial 4.25% 7/15/24	50,000	51,995
Torchmark 9.25% 6/15/19	25,000	29,734
Transatlantic Holdings 8.00% 11/30/39	100,000	138,133
Travelers
3.75% 5/15/46	50,000	52,975
3.90% 11/1/20	100,000	108,985
4.60% 8/1/43	250,000	299,001
5.80% 5/15/18	250,000	267,915
5.90% 6/2/19	100,000	111,068
6.25% 6/15/37	100,000	139,322
6.75% 6/20/36	100,000	145,500
Trinity Acquisition
4.40% 3/15/26	100,000	104,929
6.125% 8/15/43	100,000	114,438
Unum Group
3.00% 5/15/21	30,000	30,706
3.875% 11/5/25	200,000	204,279
5.75% 8/15/42	50,000	56,757

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Voya Financial
2.90% 2/15/18	77,000	$78,472
3.65% 6/15/26	100,000	99,752
4.80% 6/15/46	60,000	60,108
5.70% 7/15/43	100,000	112,381
WR Berkley 7.375% 9/15/19	100,000	114,312
XLIT
2.30% 12/15/18	100,000	101,243
5.25% 12/15/43	200,000	220,768
5.75% 10/1/21	100,000	114,718

		25,701,756

Internet & Catalog Retail–0.08%
Alphabet
1.998% 8/15/26	250,000	247,171
3.375% 2/25/24	200,000	219,204
3.625% 5/19/21	100,000	109,812
Amazon.com
1.20% 11/29/17	800,000	801,110
3.80% 12/5/24	500,000	555,167
Expedia
4.50% 8/15/24	200,000	210,905
5.95% 8/15/20	100,000	112,859

		2,256,228

Internet Software & Services–0.11%
Alibaba Group Holding
2.50% 11/28/19	500,000	510,779
3.60% 11/28/24	633,000	664,101
Baidu
3.00% 6/30/20	200,000	206,052
3.25% 8/6/18	200,000	205,418
3.50% 11/28/22	200,000	211,817
4.125% 6/30/25	200,000	215,577
eBay
2.50% 3/9/18	80,000	81,160
2.60% 7/15/22	250,000	252,339
2.875% 8/1/21	350,000	360,810
3.25% 10/15/20	100,000	104,449
3.80% 3/9/22	150,000	160,601
JD.com 3.875% 4/29/26	200,000	196,778
Priceline Group 3.60% 6/1/26	200,000	210,114

		3,379,995

IT Services–0.35%
Automatic Data Processing
2.25% 9/15/20	250,000	257,977
3.375% 9/15/25	125,000	136,588
Broadridge Financial Solutions 3.95% 9/1/20	100,000	106,447
Fidelity National Information Services 2.00% 4/15/18	43,000	43,384

LVIP SGA Bond Index Fund–35

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
IT Services (continued)
Fidelity National Information Services (continued)
2.85% 10/15/18	105,000	$107,810
3.50% 4/15/23	311,000	326,789
3.625% 10/15/20	420,000	445,892
3.875% 6/5/24	100,000	107,000
4.50% 10/15/22	80,000	88,301
4.50% 8/15/46	50,000	50,215
5.00% 10/15/25	200,000	228,485
Fiserv
2.70% 6/1/20	150,000	154,799
3.50% 10/1/22	150,000	159,693
3.85% 6/1/25	150,000	162,470
4.625% 10/1/20	100,000	109,806
HP Enterprise Services 7.45% 10/15/29	25,000	30,652
International Business Machines
1.125% 2/6/18	200,000	200,013
1.25% 2/8/18	250,000	250,351
1.625% 5/15/20	550,000	555,924
1.80% 5/17/19	500,000	507,394
1.875% 8/1/22	600,000	599,819
1.95% 2/12/19	200,000	203,208
2.875% 11/9/22	150,000	158,231
2.90% 11/1/21	150,000	158,720
3.45% 2/19/26	150,000	162,401
4.00% 6/20/42	200,000	210,355
5.60% 11/30/39	210,000	270,523
5.875% 11/29/32	120,000	160,244
7.625% 10/15/18	300,000	337,617
Total System Services
3.75% 6/1/23	125,000	128,454
3.80% 4/1/21	50,000	53,112
4.80% 4/1/26	100,000	110,942
Visa
1.20% 12/14/17	130,000	130,336
2.20% 12/14/20	500,000	513,087
2.80% 12/14/22	300,000	314,761
3.15% 12/14/25	750,000	793,176
4.15% 12/14/35	115,000	130,430
4.30% 12/14/45	530,000	614,102
Western Union
2.875% 12/10/17	150,000	152,196
3.65% 8/22/18	100,000	103,174
5.253% 4/1/20	107,000	117,308
Xerox
2.80% 5/15/20	250,000	248,794
3.50% 8/20/20	100,000	101,921
4.50% 5/15/21	345,000	364,615
6.35% 5/15/18	250,000	265,589

		10,433,105

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Leisure Equipment & Products–0.02%
Hasbro
3.15% 5/15/21	75,000	$78,005
5.10% 5/15/44	65,000	69,998
6.35% 3/15/40	65,000	79,492
Mattel
2.35% 5/6/19	200,000	203,510
6.20% 10/1/40	100,000	118,928

		549,933

Life Sciences Tools & Services–0.08%
Agilent Technologies
3.875% 7/15/23	150,000	160,308
5.00% 7/15/20	100,000	111,195
Life Technologies 6.00% 3/1/20	150,000	167,863
Thermo Fisher Scientific
3.00% 4/15/23	105,000	107,688
3.30% 2/15/22	650,000	681,994
3.60% 8/15/21	100,000	106,471
4.15% 2/1/24	500,000	544,119
4.50% 3/1/21	240,000	265,304
4.70% 5/1/20	100,000	109,663
Trimble 4.75% 12/1/24	100,000	105,345

		2,359,950

Machinery–0.24%
Caterpillar
2.60% 6/26/22	50,000	51,837
3.803% 8/15/42	168,000	172,611
3.90% 5/27/21	150,000	164,243
4.75% 5/15/64	250,000	286,177
6.05% 8/15/36	200,000	263,872
7.90% 12/15/18	100,000	114,077
Crane 4.45% 12/15/23	100,000	107,741
Cummins
3.65% 10/1/23	139,000	150,367
4.875% 10/1/43	64,000	76,027
Deere
2.60% 6/8/22	100,000	103,861
3.90% 6/9/42	150,000	162,971
4.375% 10/16/19	350,000	381,289
5.375% 10/16/29	100,000	128,241
Dover
4.30% 3/1/21	100,000	110,088
5.375% 3/1/41	100,000	127,319
6.60% 3/15/38	25,000	35,813
Eaton
1.50% 11/2/17	200,000	200,550
2.75% 11/2/22	250,000	258,796
4.15% 11/2/42	150,000	160,797
6.95% 3/20/19	50,000	56,447
Flowserve 4.00% 11/15/23	64,000	67,049

LVIP SSGA Bond Index Fund–36

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Machinery (continued)
Illinois Tool Works
1.95% 3/1/19	300,000	$306,019
3.375% 9/15/21	60,000	64,766
3.90% 9/1/42	150,000	166,040
4.875% 9/15/41	100,000	122,616
6.25% 4/1/19	100,000	111,533
Ingersoll-Rand Global Holding
4.25% 6/15/23	250,000	276,621
5.75% 6/15/43	100,000	125,611
6.875% 8/15/18	250,000	274,945
Kennametal 2.65% 11/1/19	150,000	151,076
Parker-Hannifin
3.30% 11/21/24	60,000	64,243
4.20% 11/21/34	140,000	158,269
6.25% 5/15/38	550,000	780,155
Pentair Finance
2.90% 9/15/18	150,000	152,172
4.65% 9/15/25	150,000	158,467
5.00% 5/15/21	200,000	218,366
Snap-on 6.125% 9/1/21	50,000	60,158
Stanley Black & Decker
2.451% 11/17/18	100,000	102,221
2.90% 11/1/22	150,000	157,539
5.20% 9/1/40	100,000	121,396
•5.75% 12/15/53	100,000	107,375
Timken 3.875% 9/1/24	70,000	70,662
Valmont Industries 5.25% 10/1/54	150,000	141,060
Wabtec 4.375% 8/15/23	100,000	109,445

		7,180,928

Media–1.06%
21st Century Fox America
3.00% 9/15/22	600,000	625,661
3.70% 10/15/25	40,000	43,406
4.50% 2/15/21	150,000	166,491
4.75% 9/15/44	60,000	65,968
4.95% 10/15/45	30,000	34,146
5.65% 8/15/20	300,000	342,971
6.15% 3/1/37	30,000	37,816
6.15% 2/15/41	450,000	572,826
6.40% 12/15/35	300,000	385,725
6.65% 11/15/37	175,000	231,453
6.90% 8/15/39	100,000	134,714
8.15% 10/17/36	100,000	145,536
CBS
2.30% 8/15/19	200,000	202,875
2.90% 1/15/27	100,000	97,714
3.375% 3/1/22	100,000	105,373
4.00% 1/15/26	355,000	377,234
4.85% 7/1/42	150,000	157,339
4.90% 8/15/44	125,000	133,348
7.875% 7/30/30	200,000	284,621

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
CC Holdings GS V 3.849% 4/15/23	150,000	$160,671
Charter Communications Operating
#144A 3.579% 7/23/20	305,000	319,063
#144A 4.464% 7/23/22	500,000	540,205
#144A 4.908% 7/23/25	850,000	939,250
#144A 6.384% 10/23/35	190,000	224,421
#144A 6.484% 10/23/45	565,000	685,712
Comcast
1.625% 1/15/22	150,000	148,859
2.35% 1/15/27	105,000	103,743
2.75% 3/1/23	300,000	311,128
3.125% 7/15/22	100,000	106,555
3.15% 3/1/26	350,000	370,065
3.20% 7/15/36	150,000	147,034
3.375% 2/15/25	425,000	455,368
3.375% 8/15/25	65,000	69,930
3.40% 7/15/46	110,000	107,228
4.20% 8/15/34	83,000	91,947
4.25% 1/15/33	200,000	222,534
4.40% 8/15/35	192,000	217,891
4.60% 8/15/45	77,000	89,154
4.65% 7/15/42	24,000	27,800
4.75% 3/1/44	350,000	412,809
5.70% 5/15/18	200,000	214,329
5.70% 7/1/19	200,000	223,258
6.40% 5/15/38	250,000	348,505
6.45% 3/15/37	200,000	276,655
6.50% 11/15/35	200,000	277,906
6.95% 8/15/37	250,000	365,175
7.05% 3/15/33	500,000	710,411
Discovery Communications
3.30% 5/15/22	150,000	154,157
4.375% 6/15/21	100,000	108,863
4.875% 4/1/43	100,000	95,513
5.05% 6/1/20	200,000	219,165
5.625% 8/15/19	200,000	219,330
6.35% 6/1/40	150,000	163,030
Grupo Televisa
4.625% 1/30/26	400,000	427,943
6.625% 1/15/40	100,000	114,822
8.50% 3/11/32	200,000	263,462
Historic TW
6.625% 5/15/29	300,000	394,192
6.875% 6/15/18	400,000	436,265
Interpublic Group
2.25% 11/15/17	150,000	150,688
4.00% 3/15/22	70,000	74,894
NBCUniversal Media
2.875% 1/15/23	575,000	599,332
4.375% 4/1/21	200,000	222,676
4.45% 1/15/43	675,000	760,881

LVIP SSGA Bond Index Fund–37

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
NBCUniversal Media (continued)
5.15% 4/30/20	670,000	$752,004
5.95% 4/1/41	200,000	269,271
Omnicom Group
3.60% 4/15/26	200,000	211,795
3.625% 5/1/22	200,000	214,516
4.45% 8/15/20	35,000	38,346
6.25% 7/15/19	250,000	280,929
RELX Capital 8.625% 1/15/19	100,000	115,272
Scripps Networks Interactive
2.75% 11/15/19	50,000	51,372
2.80% 6/15/20	100,000	102,526
3.50% 6/15/22	100,000	104,497
3.90% 11/15/24	150,000	157,828
3.95% 6/15/25	100,000	105,099
Thomson Reuters
3.35% 5/15/26	55,000	56,566
4.30% 11/23/23	200,000	218,334
4.70% 10/15/19	400,000	433,030
6.50% 7/15/18	150,000	162,728
Time Warner
2.95% 7/15/26	125,000	126,749
3.55% 6/1/24	200,000	212,822
3.875% 1/15/26	150,000	162,780
4.70% 1/15/21	100,000	111,315
4.75% 3/29/21	150,000	168,152
4.875% 3/15/20	200,000	221,072
4.90% 6/15/42	200,000	224,544
6.10% 7/15/40	100,000	126,098
6.25% 3/29/41	800,000	1,034,147
6.50% 11/15/36	100,000	129,647
7.625% 4/15/31	325,000	461,905
7.70% 5/1/32	330,000	470,419
Time Warner Cable
4.00% 9/1/21	500,000	531,223
5.00% 2/1/20	145,000	157,301
5.50% 9/1/41	100,000	107,108
5.875% 11/15/40	100,000	111,418
6.55% 5/1/37	200,000	237,841
6.75% 7/1/18	300,000	326,104
6.75% 6/15/39	450,000	549,176
7.30% 7/1/38	150,000	192,522
8.25% 4/1/19	250,000	288,031
8.75% 2/14/19	200,000	230,777
Time Warner Entertainment
8.375% 3/15/23	250,000	325,243
8.375% 7/15/33	200,000	273,037
Viacom
2.50% 9/1/18	120,000	121,364
3.125% 6/15/22	550,000	561,722
3.25% 3/15/23	250,000	248,791

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Viacom (continued)
3.875% 4/1/24	200,000	$206,458
4.375% 3/15/43	477,000	439,569
5.625% 9/15/19	200,000	218,767
5.85% 9/1/43	150,000	169,776
6.875% 4/30/36	125,000	147,443
Walt Disney
0.875% 7/12/19	60,000	59,439
1.50% 9/17/18	70,000	70,567
1.85% 7/30/26	95,000	90,798
2.15% 9/17/20	100,000	103,095
2.30% 2/12/21	500,000	515,585
2.35% 12/1/22	300,000	310,294
3.00% 2/13/26	300,000	318,189
3.00% 7/30/46	50,000	46,994
3.15% 9/17/25	100,000	108,418
3.70% 12/1/42	150,000	159,004
3.75% 6/1/21	200,000	219,633
4.125% 12/1/41	100,000	112,708
4.125% 6/1/44	83,000	93,886
WPP Finance 2010
4.75% 11/21/21	100,000	112,300
5.625% 11/15/43	250,000	297,728

		31,504,108

Metals & Mining–0.33%
Barrick Gold
4.10% 5/1/23	63,000	68,039
5.25% 4/1/42	300,000	330,180
Barrick North America Finance
4.40% 5/30/21	200,000	219,313
5.70% 5/30/41	500,000	570,953
5.75% 5/1/43	150,000	176,537
7.50% 9/15/38	25,000	31,234
Barrick PD Australia Finance
5.95% 10/15/39	100,000	114,641
BHP Billiton Finance USA
3.25% 11/21/21	250,000	267,713
3.85% 9/30/23	200,000	219,154
4.125% 2/24/42	125,000	130,132
5.00% 9/30/43	500,000	592,356
6.50% 4/1/19	150,000	168,076
Goldcorp
2.125% 3/15/18	100,000	100,361
3.70% 3/15/23	200,000	207,840
Newmont Mining
3.50% 3/15/22	150,000	155,981
4.875% 3/15/42	650,000	687,412
6.25% 10/1/39	100,000	118,334
Nucor
4.00% 8/1/23	139,000	150,014

LVIP SSGA Bond Index Fund–38

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
Nucor (continued)
4.125% 9/15/22	100,000	$109,221
5.20% 8/1/43	100,000	114,449
5.75% 12/1/17	50,000	52,067
5.85% 6/1/18	100,000	106,907
Reliance Steel & Aluminum
4.50% 4/15/23	150,000	156,991
Rio Tinto Alcan 6.125% 12/15/33	150,000	174,575
Rio Tinto Finance USA
2.875% 8/21/22	250,000	262,842
3.75% 9/20/21	150,000	162,396
3.75% 6/15/25	700,000	754,465
4.125% 5/20/21	200,000	219,848
4.125% 8/21/42	150,000	154,819
5.20% 11/2/40	100,000	117,511
7.125% 7/15/28	75,000	100,265
9.00% 5/1/19	100,000	118,210
Southern Copper
3.50% 11/8/22	89,000	89,892
5.25% 11/8/42	150,000	142,574
5.375% 4/16/20	125,000	137,705
5.875% 4/23/45	69,000	68,974
6.75% 4/16/40	110,000	120,617
7.50% 7/27/35	200,000	236,736
Vale 5.625% 9/11/42	150,000	126,750
Vale Overseas
4.375% 1/11/22	250,000	247,813
4.625% 9/15/20	100,000	102,950
5.625% 9/15/19	300,000	317,625
5.875% 6/10/21	500,000	524,750
6.25% 8/10/26	100,000	104,720
6.875% 11/21/36	350,000	341,950
6.875% 11/10/39	170,000	165,325
Worthington Industries 4.55% 4/15/26	40,000	41,658
Yamana Gold 4.95% 7/15/24	50,000	51,730

		9,734,605

Multiline Retail–0.14%
Dollar General
3.25% 4/15/23	200,000	206,776
4.15% 11/1/25	75,000	81,776
Kohl’s
4.00% 11/1/21	200,000	214,223
4.25% 7/17/25	50,000	51,899
4.75% 12/15/23	150,000	161,643
5.55% 7/17/45	50,000	49,199
Macy’s Retail Holdings
2.875% 2/15/23	100,000	97,877
3.45% 1/15/21	100,000	104,669
3.625% 6/1/24	150,000	150,923
4.375% 9/1/23	90,000	95,253
5.125% 1/15/42	100,000	94,466

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multiline Retail (continued)
Macy’s Retail Holdings (continued)
6.70% 7/15/34	150,000	$165,557
6.90% 4/1/29	150,000	171,379
Nordstrom
4.75% 5/1/20	100,000	109,176
5.00% 1/15/44	281,000	295,436
Target
2.30% 6/26/19	200,000	205,883
2.50% 4/15/26	100,000	102,174
2.90% 1/15/22	300,000	317,081
3.625% 4/15/46	490,000	507,138
3.875% 7/15/20	100,000	109,480
4.00% 7/1/42	150,000	163,781
6.00% 1/15/18	250,000	265,497
6.35% 11/1/32	100,000	136,361
7.00% 1/15/38	200,000	302,933

		4,160,580

Multi-Utilities–0.29%
American Water Capital
3.85% 3/1/24	250,000	275,921
4.30% 12/1/42	100,000	114,298
6.085% 10/15/17	100,000	104,758
Avista
5.125% 4/1/22	30,000	33,980
5.95% 6/1/18	100,000	106,119
Consolidated Edison Co of New York
3.95% 3/1/43	150,000	158,692
4.45% 3/15/44	200,000	229,709
4.50% 12/1/45	100,000	115,259
4.625% 12/1/54	500,000	574,427
5.50% 12/1/39	250,000	318,633
5.85% 3/15/36	100,000	129,283
6.30% 8/15/37	20,000	27,414
6.65% 4/1/19	200,000	225,221
6.75% 4/1/38	25,000	36,053
7.125% 12/1/18	200,000	224,245
Dominion Resources
1.60% 8/15/19	100,000	99,883
2.00% 8/15/21	40,000	39,951
2.50% 12/1/19	400,000	409,962
2.75% 9/15/22	250,000	256,266
2.85% 8/15/26	60,000	59,806
4.45% 3/15/21	100,000	110,049
4.90% 8/1/41	60,000	67,309
5.20% 8/15/19	80,000	87,662
5.95% 6/15/35	25,000	30,761
6.40% 6/15/18	76,000	81,990
DTE Energy
2.40% 12/1/19	150,000	153,101
2.85% 10/1/26	200,000	199,570
3.30% 6/15/22	200,000	211,915

LVIP SSGA Bond Index Fund –39

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multi-Utilities (continued)
DTE Energy (continued)
3.50% 6/1/24	100,000	$106,697
KeySpan 8.00% 11/15/30	25,000	35,261
NiSource Finance
3.85% 2/15/23	50,000	53,595
4.80% 2/15/44	100,000	113,438
5.25% 2/15/43	59,000	70,372
5.45% 9/15/20	125,000	140,528
5.80% 2/1/42	100,000	125,241
6.125% 3/1/22	100,000	119,461
6.40% 3/15/18	210,000	224,262
Puget Energy
3.65% 5/15/25	200,000	208,531
6.00% 9/1/21	200,000	231,409
Puget Sound Energy
4.434% 11/15/41	100,000	114,325
5.638% 4/15/41	80,000	104,659
5.764% 7/15/40	50,000	66,189
5.795% 3/15/40	100,000	134,493
San Diego Gas & Electric
3.00% 8/15/21	175,000	185,695
3.60% 9/1/23	200,000	220,277
6.00% 6/1/39	110,000	151,903
SCANA
4.125% 2/1/22	500,000	523,275
6.25% 4/1/20	100,000	111,246
Sempra Energy
2.40% 3/15/20	250,000	254,920
2.85% 11/15/20	100,000	103,652
2.875% 10/1/22	150,000	155,273
3.75% 11/15/25	100,000	107,883
6.00% 10/15/39	125,000	160,358
6.15% 6/15/18	25,000	26,886
United Utilities 5.375% 2/1/19	100,000	107,026
WEC Energy Group
1.65% 6/15/18	35,000	35,216
2.45% 6/15/20	50,000	51,173
3.55% 6/15/25	50,000	53,775

		8,579,256

Oil, Gas & Consumable Fuels–2.51%
Anadarko Finance 7.50% 5/1/31	250,000	310,231
Anadarko Petroleum
5.55% 3/15/26	400,000	452,843
6.45% 9/15/36	250,000	292,942
7.95% 6/15/39	200,000	248,147
8.70% 3/15/19	200,000	227,844
ANR Pipeline 9.625% 11/1/21	500,000	668,727
Apache
3.25% 4/15/22	473,000	485,952
4.25% 1/15/44	100,000	97,529
4.75% 4/15/43	200,000	205,119

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Apache (continued)
5.10% 9/1/40	350,000	$364,283
5.25% 2/1/42	100,000	105,591
6.00% 1/15/37	50,000	57,220
Boardwalk Pipelines
3.375% 2/1/23	100,000	95,017
4.95% 12/15/24	50,000	52,391
5.75% 9/15/19	100,000	106,624
5.95% 6/1/26	50,000	55,379
Buckeye Partners
4.875% 2/1/21	260,000	280,381
5.50% 8/15/19	50,000	53,612
5.85% 11/15/43	500,000	515,005
Burlington Resources Finance 7.20% 8/15/31	100,000	130,689
Canadian Natural Resources
3.80% 4/15/24	43,000	42,863
3.90% 2/1/25	200,000	201,157
5.85% 2/1/35	200,000	210,529
5.90% 2/1/18	100,000	104,973
6.25% 3/15/38	150,000	168,319
Chevron
1.104% 12/5/17	300,000	299,833
1.344% 11/9/17	150,000	150,315
1.345% 11/15/17	500,000	501,108
1.561% 5/16/19	200,000	201,135
1.718% 6/24/18	500,000	504,529
1.79% 11/16/18	150,000	151,600
2.10% 5/16/21	200,000	203,438
2.193% 11/15/19	500,000	510,330
2.355% 12/5/22	500,000	509,475
2.566% 5/16/23	200,000	204,985
2.954% 5/16/26	200,000	206,912
3.191% 6/24/23	550,000	586,349
3.326% 11/17/25	150,000	160,726
4.95% 3/3/19	100,000	108,300
CNOOC Finance 2013
3.00% 5/9/23	250,000	253,465
4.25% 5/9/43	1,000,000	1,066,990
CNOOC Finance 2015 Australia
2.625% 5/5/20	200,000	204,149
4.20% 5/5/45	200,000	213,316
CNOOC Finance 2015 USA 3.50% 5/5/25	200,000	206,105
Columbia Pipeline Group
2.45% 6/1/18	50,000	50,318
4.50% 6/1/25	250,000	272,019
5.80% 6/1/45	100,000	119,109
ConocoPhillips
1.05% 12/15/17	250,000	248,349
2.40% 12/15/22	450,000	446,869
3.35% 5/15/25	180,000	184,872

LVIP SSGA Bond Index Fund–40

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips (continued)
4.15% 11/15/34	90,000	$90,104
4.20% 3/15/21	200,000	216,687
4.30% 11/15/44	150,000	154,332
4.95% 3/15/26	250,000	282,320
5.75% 2/1/19	425,000	463,222
5.90% 5/15/38	450,000	540,985
5.95% 3/15/46	100,000	125,989
6.00% 1/15/20	200,000	225,703
6.50% 2/1/39	380,000	492,116
ConocoPhillips Holding 6.95% 4/15/29	200,000	254,895
Devon Energy
3.25% 5/15/22	250,000	248,529
4.00% 7/15/21	100,000	104,447
4.75% 5/15/42	100,000	93,558
5.00% 6/15/45	70,000	68,354
5.60% 7/15/41	300,000	303,702
5.85% 12/15/25	150,000	169,105
7.95% 4/15/32	100,000	122,812
Devon Financing 7.875% 9/30/31	200,000	248,341
Ecopetrol
4.125% 1/16/25	500,000	486,725
5.375% 6/26/26	210,000	219,125
5.875% 9/18/23	200,000	216,250
5.875% 5/28/45	155,000	142,957
7.625% 7/23/19	200,000	228,750
El Paso Natural Gas 8.375% 6/15/32	100,000	124,900
Enable Midstream Partners
3.90% 5/15/24	200,000	186,807
5.00% 5/15/44	70,000	60,087
Enbridge
3.50% 6/10/24	100,000	99,504
4.00% 10/1/23	150,000	154,688
4.50% 6/10/44	100,000	92,959
Enbridge Energy Partners
5.20% 3/15/20	100,000	107,252
6.50% 4/15/18	50,000	53,065
7.50% 4/15/38	300,000	364,457
9.875% 3/1/19	50,000	58,255
Encana 3.90% 11/15/21	600,000	602,688
Energy Transfer Partners
2.50% 6/15/18	215,000	216,496
3.60% 2/1/23	100,000	98,553
4.05% 3/15/25	100,000	99,359
4.15% 10/1/20	150,000	157,027
4.75% 1/15/26	400,000	414,018
5.15% 3/15/45	150,000	139,441
5.20% 2/1/22	250,000	271,271
5.95% 10/1/43	125,000	126,680
6.125% 12/15/45	400,000	419,213
6.50% 2/1/42	150,000	156,952
7.50% 7/1/38	200,000	229,984

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners (continued)
7.60% 2/1/24	150,000	$168,414
EnLink Midstream Partners 4.85% 7/15/26	120,000	120,982
Enterprise Products Operating
1.65% 5/7/18	100,000	100,075
2.85% 4/15/21	355,000	365,903
3.35% 3/15/23	350,000	358,638
3.70% 2/15/26	150,000	154,710
3.75% 2/15/25	640,000	664,418
3.90% 2/15/24	200,000	209,512
3.95% 2/15/27	245,000	257,263
4.05% 2/15/22	100,000	108,607
4.45% 2/15/43	125,000	122,887
4.85% 8/15/42	200,000	208,513
4.85% 3/15/44	125,000	130,401
4.90% 5/15/46	100,000	105,517
5.20% 9/1/20	100,000	111,758
5.25% 1/31/20	100,000	110,494
5.70% 2/15/42	150,000	170,614
5.75% 3/1/35	250,000	282,069
5.95% 2/1/41	100,000	116,225
6.125% 10/15/39	50,000	57,498
6.50% 1/31/19	100,000	110,983
7.55% 4/15/38	100,000	130,909
EOG Resources
2.625% 3/15/23	150,000	149,962
3.15% 4/1/25	250,000	253,939
3.90% 4/1/35	350,000	350,125
4.15% 1/15/26	100,000	109,429
4.40% 6/1/20	150,000	162,469
5.10% 1/15/36	100,000	113,919
6.875% 10/1/18	25,000	27,553
EQT
4.875% 11/15/21	100,000	109,621
8.125% 6/1/19	75,000	85,781
EQT Midstream Partners 4.00% 8/1/24	55,000	54,155
Exxon Mobil
1.305% 3/6/18	500,000	501,619
1.439% 3/1/18	140,000	140,614
1.708% 3/1/19	250,000	252,755
1.819% 3/15/19	500,000	506,495
2.222% 3/1/21	105,000	107,358
2.726% 3/1/23	170,000	176,175
3.043% 3/1/26	750,000	787,151
3.567% 3/6/45	800,000	812,766
4.114% 3/1/46	165,000	184,922
Hess
4.30% 4/1/27	150,000	151,479
5.60% 2/15/41	200,000	200,011
5.80% 4/1/47	150,000	154,023

LVIP SSGA Bond Index Fund–41

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Hess (continued)
7.125% 3/15/33	100,000	$113,225
7.30% 8/15/31	250,000	297,184
Husky Energy
3.95% 4/15/22	150,000	159,033
4.00% 4/15/24	50,000	52,267
7.25% 12/15/19	125,000	144,589
Kerr-McGee 6.95% 7/1/24	100,000	120,399
Kinder Morgan
2.00% 12/1/17	110,000	110,092
4.30% 6/1/25	200,000	208,229
5.55% 6/1/45	700,000	720,705
Kinder Morgan Energy Partners
2.65% 2/1/19	300,000	302,690
3.50% 3/1/21	520,000	537,452
3.50% 9/1/23	500,000	501,517
3.95% 9/1/22	100,000	104,599
5.00% 8/15/42	500,000	475,973
5.00% 3/1/43	250,000	235,985
5.30% 9/15/20	250,000	269,974
5.80% 3/15/35	150,000	156,088
5.95% 2/15/18	50,000	52,600
6.50% 9/1/39	100,000	107,998
6.55% 9/15/40	200,000	215,761
7.75% 3/15/32	200,000	240,788
Magellan Midstream Partners
3.20% 3/15/25	100,000	100,636
4.20% 3/15/45	150,000	144,066
4.25% 2/1/21	150,000	161,633
4.25% 9/15/46	180,000	180,210
5.00% 3/1/26	100,000	114,138
6.55% 7/15/19	50,000	56,041
Marathon Oil
2.80% 11/1/22	125,000	115,930
5.90% 3/15/18	500,000	522,758
6.60% 10/1/37	100,000	102,567
Marathon Petroleum
3.625% 9/15/24	250,000	252,293
5.00% 9/15/54	500,000	440,205
5.125% 3/1/21	135,000	149,290
6.50% 3/1/41	145,000	159,039
MPLX 4.875% 12/1/24	500,000	518,009
Nexen Energy
6.20% 7/30/19	130,000	144,847
6.40% 5/15/37	150,000	201,187
7.50% 7/30/39	200,000	298,232
Noble Energy
4.15% 12/15/21	100,000	106,450
5.05% 11/15/44	800,000	792,771
6.00% 3/1/41	135,000	146,532
8.25% 3/1/19	100,000	114,468
Northwest Pipeline 6.05% 6/15/18	300,000	316,261

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum
1.50% 2/15/18	100,000	$100,329
2.60% 4/15/22	250,000	255,572
2.70% 2/15/23	200,000	204,132
3.125% 2/15/22	150,000	157,546
3.40% 4/15/26	180,000	190,128
3.50% 6/15/25	450,000	479,641
4.40% 4/15/46	250,000	276,678
ONEOK Partners
3.20% 9/15/18	100,000	101,939
3.375% 10/1/22	150,000	151,545
3.80% 3/15/20	100,000	103,319
4.90% 3/15/25	100,000	107,755
6.125% 2/1/41	100,000	108,094
6.20% 9/15/43	178,000	197,318
6.65% 10/1/36	100,000	111,118
8.625% 3/1/19	100,000	113,487
Petro-Canada
5.95% 5/15/35	200,000	239,645
6.80% 5/15/38	100,000	131,722
9.25% 10/15/21	50,000	64,399
Petroleos Mexicanos
2.378% 4/15/25	171,000	175,200
3.125% 1/23/19	80,000	80,920
3.50% 7/18/18	200,000	205,100
3.50% 1/30/23	800,000	756,800
4.50% 1/23/26	250,000	243,075
#144A 4.625% 9/21/23	300,000	300,795
4.875% 1/24/22	1,250,000	1,278,125
4.875% 1/18/24	500,000	507,500
5.50% 1/21/21	400,000	423,500
5.625% 1/23/46	500,000	438,025
6.00% 3/5/20	260,000	281,450
6.375% 1/23/45	609,000	584,640
6.50% 6/2/41	800,000	782,000
6.625% 6/15/35	250,000	255,713
#144A 6.75% 9/21/47	300,000	300,750
8.00% 5/3/19	550,000	620,950
Phillips 66
4.65% 11/15/34	350,000	379,925
5.875% 5/1/42	250,000	314,851
Pioneer Natural Resources
3.45% 1/15/21	100,000	104,088
3.95% 7/15/22	100,000	106,546
4.45% 1/15/26	100,000	108,858
6.875% 5/1/18	400,000	429,862
Plains All American Pipeline
4.30% 1/31/43	100,000	82,797
4.65% 10/15/25	200,000	207,545
4.70% 6/15/44	600,000	529,485
5.15% 6/1/42	200,000	187,964
5.75% 1/15/20	100,000	109,596

LVIP SSGA Bond Index Fund–42

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline (continued)
6.65% 1/15/37	125,000	$135,823
8.75% 5/1/19	150,000	173,017
Shell International Finance
1.25% 11/10/17	150,000	150,282
1.375% 5/10/19	400,000	399,049
1.375% 9/12/19	150,000	149,640
1.625% 11/10/18	150,000	150,480
1.75% 9/12/21	150,000	149,277
1.875% 5/10/21	200,000	200,344
2.00% 11/15/18	300,000	303,837
2.125% 5/11/20	350,000	355,466
2.25% 11/10/20	150,000	152,909
2.375% 8/21/22	250,000	254,334
2.50% 9/12/26	150,000	147,672
2.875% 5/10/26	400,000	406,488
3.25% 5/11/25	650,000	685,530
3.40% 8/12/23	650,000	694,336
3.75% 9/12/46	150,000	148,481
4.00% 5/10/46	200,000	205,136
4.125% 5/11/35	156,000	167,656
4.30% 9/22/19	200,000	216,061
4.375% 3/25/20	75,000	81,900
4.375% 5/11/45	167,000	180,712
4.55% 8/12/43	100,000	110,566
5.50% 3/25/40	100,000	123,036
6.375% 12/15/38	300,000	408,855
Spectra Energy Capital
5.65% 3/1/20	100,000	108,107
7.50% 9/15/38	350,000	436,454
Spectra Energy Partners 2.95% 9/25/18	350,000	356,496
Statoil
1.15% 5/15/18	250,000	249,510
1.25% 11/9/17	250,000	249,885
2.45% 1/17/23	200,000	204,061
2.65% 1/15/24	100,000	102,457
3.15% 1/23/22	200,000	212,200
3.70% 3/1/24	600,000	652,729
3.95% 5/15/43	250,000	258,404
4.80% 11/8/43	150,000	175,510
5.10% 8/17/40	200,000	239,795
5.25% 4/15/19	250,000	273,785
7.15% 1/15/29	25,000	34,572
Suncor Energy
3.60% 12/1/24	250,000	262,502
6.10% 6/1/18	150,000	161,183
6.50% 6/15/38	250,000	328,406
6.85% 6/1/39	100,000	136,113
7.15% 2/1/32	25,000	32,343
Sunoco Logistics Partners Operations
3.45% 1/15/23	200,000	200,195

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Sunoco Logistics Partners Operations (continued)
3.90% 7/15/26	100,000	$102,173
4.40% 4/1/21	100,000	107,381
5.30% 4/1/44	200,000	202,575
5.95% 12/1/25	100,000	116,099
6.85% 2/15/40	100,000	114,738
TC PipeLines 4.375% 3/13/25	150,000	153,036
Tennessee Gas Pipeline 7.625% 4/1/37	150,000	179,914
Tosco 8.125% 2/15/30	100,000	137,043
Total Capital
4.125% 1/28/21	100,000	109,675
4.45% 6/24/20	100,000	109,949
Total Capital Canada
1.45% 1/15/18	400,000	401,218
2.75% 7/15/23	300,000	310,587
Total Capital International
2.10% 6/19/19	300,000	306,044
2.70% 1/25/23	200,000	206,136
2.875% 2/17/22	200,000	209,912
3.70% 1/15/24	100,000	109,759
TransCanada PipeLines
1.625% 11/9/17	150,000	150,422
2.50% 8/1/22	150,000	150,566
3.125% 1/15/19	25,000	25,734
3.75% 10/16/23	150,000	160,314
3.80% 10/1/20	100,000	107,168
4.625% 3/1/34	200,000	220,926
4.875% 1/15/26	100,000	115,817
6.10% 6/1/40	100,000	127,928
6.50% 8/15/18	200,000	217,527
7.25% 8/15/38	100,000	142,036
7.625% 1/15/39	250,000	370,835
Transcontinental Gas Pipe Line 4.45% 8/1/42	100,000	96,563
Valero Energy
3.65% 3/15/25	100,000	102,344
4.90% 3/15/45	150,000	148,618
6.125% 2/1/20	65,000	73,397
6.625% 6/15/37	300,000	352,567
7.50% 4/15/32	100,000	124,370
9.375% 3/15/19	200,000	235,577
Western Gas Partners
3.95% 6/1/25	150,000	148,239
4.00% 7/1/22	150,000	153,563
5.45% 4/1/44	100,000	101,899
Williams Partners
3.90% 1/15/25	725,000	724,759
4.00% 11/15/21	100,000	103,609
4.30% 3/4/24	195,000	199,722
5.25% 3/15/20	200,000	216,687
6.30% 4/15/40	470,000	518,357

LVIP SSGA Bond Index Fund–43

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
XTO Energy 6.50% 12/15/18	100,000	$111,139

		74,446,992

Paper & Forest Products–0.09%
Celulosa Arauco y Constitucion
4.50% 8/1/24	200,000	210,465
5.00% 1/21/21	100,000	107,887
Domtar
4.40% 4/1/22	100,000	105,832
6.75% 2/15/44	100,000	112,393
Georgia-Pacific 8.00% 1/15/24	250,000	331,930
International Paper
3.00% 2/15/27	150,000	150,158
4.75% 2/15/22	200,000	223,013
4.80% 6/15/44	200,000	211,922
5.00% 9/15/35	100,000	110,189
5.15% 5/15/46	200,000	222,681
6.00% 11/15/41	135,000	160,182
7.30% 11/15/39	100,000	132,794
7.50% 8/15/21	80,000	98,441
7.95% 6/15/18	178,000	196,861
Plum Creek Timberlands 4.70% 3/15/21	100,000	108,739
WestRock MWV 8.20% 1/15/30	150,000	204,989

		2,688,476

Personal Products–0.03%
Colgate-Palmolive
0.90% 5/1/18	100,000	99,806
1.75% 3/15/19	344,000	349,390
2.30% 5/3/22	100,000	103,417
4.00% 8/15/45	100,000	115,336
Estee Lauder 4.375% 6/15/45	250,000	288,473

		956,422

Pharmaceuticals–1.25%
Abbott Laboratories
5.125% 4/1/19	478,000	523,411
5.30% 5/27/40	250,000	303,179
6.00% 4/1/39	50,000	65,161
6.15% 11/30/37	50,000	65,217
AbbVie
1.75% 11/6/17	750,000	752,666
1.80% 5/14/18	625,000	627,801
2.30% 5/14/21	200,000	201,953
2.50% 5/14/20	500,000	510,166
2.85% 5/14/23	150,000	152,504
2.90% 11/6/22	500,000	513,410
3.20% 11/6/22	225,000	234,561
3.20% 5/14/26	200,000	202,879
3.60% 5/14/25	250,000	261,787
4.30% 5/14/36	150,000	156,174
4.40% 11/6/42	300,000	313,388

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
AbbVie (continued)
4.45% 5/14/46	200,000	$209,744
4.50% 5/14/35	600,000	641,435
4.70% 5/14/45	665,000	718,930
Actavis
3.25% 10/1/22	250,000	259,470
4.625% 10/1/42	125,000	133,662
6.125% 8/15/19	45,000	50,275
Actavis Funding
2.35% 3/12/18	1,000,000	1,010,667
2.45% 6/15/19	210,000	214,892
3.45% 3/15/22	500,000	525,553
4.55% 3/15/35	1,000,000	1,065,493
4.85% 6/15/44	650,000	717,770
Allergan 1.35% 3/15/18	550,000	548,131
AstraZeneca
1.75% 11/16/18	150,000	151,200
2.375% 11/16/20	250,000	257,251
3.375% 11/16/25	250,000	267,308
4.00% 9/18/42	150,000	156,637
4.375% 11/16/45	95,000	105,487
6.45% 9/15/37	450,000	628,731
Baxalta
2.00% 6/22/18	50,000	50,145
2.875% 6/23/20	400,000	410,550
3.60% 6/23/22	100,000	105,191
4.00% 6/23/25	150,000	160,378
5.25% 6/23/45	45,000	53,364
Bristol-Myers Squibb
1.75% 3/1/19	200,000	202,636
2.00% 8/1/22	100,000	100,979
3.25% 8/1/42	100,000	100,385
4.50% 3/1/44	500,000	600,427
5.875% 11/15/36	195,000	263,205
Eli Lilly & Co.
1.25% 3/1/18	410,000	411,003
1.95% 3/15/19	250,000	254,413
5.50% 3/15/27	100,000	127,825
GlaxoSmithKline Capital
2.85% 5/8/22	750,000	789,841
5.375% 4/15/34	100,000	125,142
5.65% 5/15/18	450,000	481,165
6.375% 5/15/38	450,000	650,233
Johnson & Johnson
1.125% 3/1/19	95,000	95,357
1.65% 12/5/18	800,000	809,432
1.65% 3/1/21	150,000	152,298
2.05% 3/1/23	150,000	153,150
2.45% 12/5/21	150,000	157,601
2.45% 3/1/26	150,000	154,344
2.95% 9/1/20	100,000	106,132

LVIP SSGA Bond Index Fund–44

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Johnson & Johnson (continued)
3.55% 5/15/21	100,000	$109,292
3.55% 3/1/36	70,000	77,826
3.70% 3/1/46	80,000	89,393
4.375% 12/5/33	183,000	219,918
4.85% 5/15/41	100,000	131,387
5.15% 7/15/18	250,000	267,915
5.85% 7/15/38	100,000	145,321
Merck & Co.
1.10% 1/31/18	150,000	150,186
1.30% 5/18/18	100,000	100,404
1.85% 2/10/20	400,000	407,849
2.40% 9/15/22	150,000	154,453
2.75% 2/10/25	900,000	933,648
2.80% 5/18/23	250,000	262,144
3.60% 9/15/42	100,000	104,844
3.875% 1/15/21	400,000	436,080
4.15% 5/18/43	242,000	274,436
6.50% 12/1/33	100,000	139,973
6.55% 9/15/37	100,000	142,849
Merck Sharp & Dohme
5.00% 6/30/19	100,000	110,073
5.85% 6/30/39	50,000	66,887
Mylan
#144A 2.50% 6/7/19	145,000	146,382
2.55% 3/28/19	75,000	75,997
2.60% 6/24/18	200,000	202,918
#144A 3.00% 12/15/18	65,000	66,468
#144A 3.15% 6/15/21	250,000	254,966
#144A 3.75% 12/15/20	100,000	104,537
#144A 3.95% 6/15/26	250,000	252,378
#144A 5.25% 6/15/46	160,000	169,156
5.40% 11/29/43	133,000	143,302
Novartis Capital
2.40% 9/21/22	250,000	258,904
3.00% 11/20/25	250,000	264,763
3.40% 5/6/24	250,000	273,848
3.70% 9/21/42	150,000	157,585
4.00% 11/20/45	250,000	277,563
4.40% 4/24/20	100,000	110,247
4.40% 5/6/44	250,000	296,025
Novartis Securities Investment 5.125% 2/10/19	400,000	435,829
Perrigo 4.00% 11/15/23	250,000	257,431
Perrigo Finance Unlimited
3.50% 3/15/21	200,000	207,061
4.375% 3/15/26	200,000	209,113
Pfizer
1.20% 6/1/18	150,000	150,278
1.45% 6/3/19	150,000	150,948
1.95% 6/3/21	150,000	152,030

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Pfizer (continued)
2.10% 5/15/19	300,000	$306,397
2.75% 6/3/26	150,000	155,233
3.00% 6/15/23	200,000	213,222
3.40% 5/15/24	400,000	436,721
4.40% 5/15/44	400,000	463,260
6.20% 3/15/19	700,000	779,851
7.20% 3/15/39	300,000	460,457
Sanofi
1.25% 4/10/18	91,000	91,202
4.00% 3/29/21	325,000	357,553
Shire Acquisitions Investments Ireland
1.90% 9/23/19	500,000	500,102
2.40% 9/23/21	500,000	501,203
2.875% 9/23/23	300,000	301,916
3.20% 9/23/26	300,000	302,067
Teva Pharmaceutical Finance
2.95% 12/18/22	175,000	179,679
6.15% 2/1/36	100,000	126,865
Teva Pharmaceutical Finance IV
2.25% 3/18/20	250,000	252,591
3.65% 11/10/21	250,000	265,833
Teva Pharmaceutical Finance Netherlands III
1.40% 7/20/18	200,000	199,467
1.70% 7/19/19	415,000	414,342
2.20% 7/21/21	250,000	249,339
2.80% 7/21/23	310,000	311,274
3.15% 10/1/26	480,000	483,249
4.10% 10/1/46	385,000	384,821
Wyeth
5.95% 4/1/37	350,000	468,963
6.00% 2/15/36	100,000	132,831
6.50% 2/1/34	100,000	136,356
Zoetis
3.25% 2/1/23	163,000	168,205
3.45% 11/13/20	75,000	78,473
4.50% 11/13/25	200,000	224,621
4.70% 2/1/43	150,000	158,459

		37,109,248

Professional Services–0.01%
Dun & Bradstreet 4.00% 6/15/20	150,000	156,661
Equifax
2.30% 6/1/21	125,000	126,441
3.25% 6/1/26	50,000	51,621

		334,723

Real Estate Management & Development–0.02%
American Campus Communities Operating Partnership
3.35% 10/1/20	100,000	104,201
4.125% 7/1/24	100,000	106,858

LVIP SSGA Bond Index Fund–45

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Management & Development (continued)
CBRE Services 4.875% 3/1/26	300,000	$313,316
Jones Lang LaSalle 4.40% 11/15/22	100,000	107,186

		631,561

Road & Rail–0.38%
Burlington Northern Santa Fe
3.00% 3/15/23	500,000	526,498
3.00% 4/1/25	250,000	262,613
3.05% 3/15/22	150,000	158,486
3.45% 9/15/21	200,000	215,766
3.65% 9/1/25	100,000	110,219
3.85% 9/1/23	100,000	110,512
3.90% 8/1/46	105,000	112,546
4.10% 6/1/21	100,000	110,455
4.15% 4/1/45	114,000	125,875
4.40% 3/15/42	100,000	112,192
4.45% 3/15/43	100,000	113,747
4.70% 9/1/45	100,000	117,865
4.95% 9/15/41	100,000	120,659
5.05% 3/1/41	100,000	121,599
5.15% 9/1/43	150,000	186,981
5.75% 5/1/40	200,000	260,376
6.15% 5/1/37	100,000	137,017
7.95% 8/15/30	100,000	151,550
Canadian National Railway
2.75% 3/1/26	50,000	52,004
2.95% 11/21/24	100,000	105,755
3.20% 8/2/46	100,000	98,697
4.50% 11/7/43	75,000	88,570
5.55% 3/1/19	200,000	219,857
5.85% 11/15/17	150,000	157,780
6.20% 6/1/36	100,000	138,333
6.25% 8/1/34	100,000	137,518
Canadian Pacific Railway
2.90% 2/1/25	150,000	153,787
3.70% 2/1/26	45,000	48,900
4.45% 3/15/23	100,000	111,298
4.80% 9/15/35	65,000	74,490
4.80% 8/1/45	100,000	117,327
6.125% 9/15/15	65,000	80,631
7.125% 10/15/31	150,000	207,925
7.25% 5/15/19	65,000	74,200
CSX
3.35% 11/1/25	250,000	268,605
3.70% 10/30/20	275,000	294,194
3.70% 11/1/23	94,000	102,192
3.95% 5/1/50	90,000	90,275
4.10% 3/15/44	100,000	106,792
4.40% 3/1/43	200,000	219,974
5.50% 4/15/41	200,000	246,851
6.15% 5/1/37	120,000	156,777
6.22% 4/30/40	100,000	134,082

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Road & Rail (continued)
CSX (continued)
7.375% 2/1/19	100,000	$113,251
Kansas City Southern
2.35% 5/15/20	150,000	151,312
4.30% 5/15/43	100,000	103,501
4.95% 8/15/45	100,000	113,976
Norfolk Southern
2.90% 6/15/26	165,000	169,574
2.903% 2/15/23	121,000	125,487
3.00% 4/1/22	118,000	123,594
3.25% 12/1/21	100,000	106,332
3.85% 1/15/24	150,000	164,221
4.45% 6/15/45	100,000	112,228
4.65% 1/15/46	100,000	115,788
4.80% 8/15/43	125,000	145,463
4.837% 10/1/41	111,000	129,455
5.75% 4/1/18	100,000	106,617
5.90% 6/15/19	100,000	111,486
6.00% 5/23/11	100,000	123,187
Ryder System
2.45% 9/3/19	250,000	255,245
2.875% 9/1/20	50,000	51,247
3.45% 11/15/21	25,000	26,210
Union Pacific
2.75% 3/1/26	250,000	259,743
3.25% 1/15/25	495,000	532,824
3.25% 8/15/25	50,000	53,821
3.35% 8/15/46	150,000	147,401
3.375% 2/1/35	200,000	204,426
3.646% 2/15/24	185,000	202,267
3.875% 2/1/55	94,000	94,181
4.00% 2/1/21	65,000	71,124
4.05% 11/15/45	50,000	54,902
4.163% 7/15/22	190,000	213,630
4.375% 11/15/65	30,000	32,894
4.75% 9/15/41	200,000	238,247
4.75% 12/15/43	105,000	125,507
4.821% 2/1/44	25,000	30,239

		11,151,150

Semiconductors & Semiconductor Equipment–0.22%
Altera 2.50% 11/15/18	250,000	256,697
Analog Devices
3.90% 12/15/25	60,000	64,305
5.30% 12/15/45	100,000	111,442
Applied Materials
2.625% 10/1/20	100,000	103,593
3.90% 10/1/25	70,000	77,467
5.10% 10/1/35	70,000	81,781
5.85% 6/15/41	350,000	434,629
Intel 1.70% 5/19/21	100,000	100,856

LVIP SSGA Bond Index Fund–46

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment (continued)
Intel (continued)
2.45% 7/29/20	480,000	$496,940
2.60% 5/19/26	150,000	153,002
2.70% 12/15/22	150,000	156,761
3.30% 10/1/21	254,000	273,818
3.70% 7/29/25	365,000	405,388
4.00% 12/15/32	250,000	274,565
4.10% 5/19/46	150,000	160,964
4.25% 12/15/42	250,000	273,013
4.80% 10/1/41	172,000	203,078
4.90% 7/29/45	520,000	621,789
KLA-Tencor 4.65% 11/1/24	300,000	330,214
Lam Research
2.75% 3/15/20	100,000	102,421
2.80% 6/15/21	150,000	154,129
3.45% 6/15/23	75,000	76,827
3.90% 6/15/26	150,000	156,495
Maxim Integrated Products
2.50% 11/15/18	200,000	203,155
3.375% 3/15/23	100,000	102,677
NVIDIA
2.20% 9/16/21	120,000	120,504
3.20% 9/16/26	200,000	201,993
Texas Instruments
1.65% 8/3/19	100,000	101,264
2.25% 5/1/23	250,000	252,416
2.75% 3/12/21	200,000	211,559
Xilinx 3.00% 3/15/21	200,000	208,002

		6,471,744

Software–0.60%
Activision Blizzard
#144A 2.30% 9/15/21	95,000	95,357
#144A 3.40% 9/15/26	100,000	100,635
Adobe Systems
3.25% 2/1/25	95,000	100,228
4.75% 2/1/20	85,000	93,571
Autodesk
1.95% 12/15/17	100,000	100,633
3.125% 6/15/20	100,000	103,087
4.375% 6/15/25	100,000	106,128
CA
2.875% 8/15/18	150,000	152,931
3.60% 8/1/20	50,000	52,359
5.375% 12/1/19	100,000	110,515
CDK Global 3.30% 10/15/19	135,000	137,168
Electronic Arts
3.70% 3/1/21	100,000	106,359
4.80% 3/1/26	100,000	110,329
Microsoft
1.10% 8/8/19	125,000	124,653

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software (continued)
Microsoft (continued)
1.30% 11/3/18	115,000	$115,597
1.55% 8/8/21	500,000	498,303
1.85% 2/12/20	500,000	508,522
2.00% 11/3/20	700,000	714,922
2.00% 8/8/23	250,000	249,904
2.375% 5/1/23	150,000	153,728
2.40% 8/8/26	850,000	851,808
2.65% 11/3/22	200,000	208,656
3.00% 10/1/20	300,000	318,503
3.125% 11/3/25	200,000	212,997
3.45% 8/8/36	250,000	255,208
3.50% 11/15/42	150,000	147,408
3.625% 12/15/23	300,000	329,693
3.70% 8/8/46	850,000	862,670
3.75% 2/12/45	500,000	508,785
3.95% 8/8/56	200,000	203,234
4.20% 6/1/19	200,000	215,932
4.20% 11/3/35	200,000	224,017
4.45% 11/3/45	200,000	227,959
4.50% 10/1/40	100,000	114,841
4.75% 11/3/55	200,000	231,676
4.875% 12/15/43	800,000	958,672
5.20% 6/1/39	200,000	250,394
5.30% 2/8/41	400,000	510,125
Oracle
1.20% 10/15/17	350,000	350,067
1.90% 9/15/21	455,000	456,471
2.25% 10/8/19	300,000	307,550
2.375% 1/15/19	200,000	205,136
2.40% 9/15/23	150,000	151,344
2.50% 10/15/22	550,000	564,824
2.65% 7/15/26	460,000	460,675
2.95% 5/15/25	500,000	517,039
3.85% 7/15/36	150,000	156,073
3.875% 7/15/20	100,000	108,828
3.90% 5/15/35	355,000	367,731
4.00% 7/15/46	150,000	155,402
4.30% 7/8/34	700,000	760,572
4.375% 5/15/55	500,000	532,654
4.50% 7/8/44	500,000	551,443
5.00% 7/8/19	250,000	274,531
5.375% 7/15/40	400,000	492,750
5.75% 4/15/18	375,000	401,262
6.125% 7/8/39	150,000	201,498
6.50% 4/15/38	200,000	277,318
Symantec
3.95% 6/15/22	150,000	153,541
4.20% 9/15/20	100,000	104,345

		17,918,561

LVIP SSGA Bond Index Fund–47

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Specialty Retail–0.29%
Advance Auto Parts
4.50% 1/15/22	100,000	$107,678
4.50% 12/1/23	100,000	108,469
AutoNation
3.35% 1/15/21	50,000	51,541
4.50% 10/1/25	45,000	47,780
AutoZone
1.625% 4/21/19	25,000	25,099
2.50% 4/15/21	80,000	81,562
2.875% 1/15/23	100,000	102,211
3.125% 4/21/26	75,000	76,786
4.00% 11/15/20	75,000	80,776
Bed Bath & Beyond
3.749% 8/1/24	50,000	51,930
4.915% 8/1/34	530,000	537,919
Home Depot
2.00% 6/15/19	900,000	919,081
2.00% 4/1/21	250,000	254,341
2.125% 9/15/26	155,000	152,490
2.25% 9/10/18	143,000	146,152
2.70% 4/1/23	150,000	156,323
3.00% 4/1/26	125,000	132,401
3.35% 9/15/25	265,000	287,544
3.50% 9/15/56	135,000	132,347
3.75% 2/15/24	200,000	221,758
4.20% 4/1/43	150,000	169,444
4.25% 4/1/46	100,000	115,783
4.40% 4/1/21	100,000	111,467
4.875% 2/15/44	96,000	117,892
5.40% 9/15/40	100,000	130,640
5.875% 12/16/36	350,000	480,998
5.95% 4/1/41	100,000	137,819
Lowe’s
3.12% 4/15/22	100,000	106,175
3.375% 9/15/25	120,000	129,510
3.70% 4/15/46	200,000	207,192
3.875% 9/15/23	200,000	221,800
4.25% 9/15/44	250,000	278,410
4.375% 9/15/45	45,000	51,148
4.625% 4/15/20	150,000	164,519
4.65% 4/15/42	100,000	116,830
5.00% 9/15/43	300,000	366,394
5.80% 10/15/36	200,000	262,457
5.80% 4/15/40	20,000	26,490
6.65% 9/15/37	100,000	143,872
O’Reilly Automotive
3.55% 3/15/26	150,000	159,327
3.80% 9/1/22	100,000	106,430
4.875% 1/14/21	45,000	50,034
QVC 4.375% 3/15/23	600,000	602,443
Ross Stores 3.375% 9/15/24	100,000	106,431
Signet UK Finance 4.70% 6/15/24	50,000	48,217

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Specialty Retail (continued)
TJX
2.25% 9/15/26	250,000	$246,246
2.50% 5/15/23	100,000	103,117
6.95% 4/15/19	55,000	62,553

		8,497,826

Technology Hardware, Storage & Peripherals–0.52%
Apple
1.00% 5/3/18	750,000	749,129
1.10% 8/2/19	250,000	249,121
1.30% 2/23/18	75,000	75,236
1.55% 2/7/20	950,000	959,035
1.55% 8/4/21	250,000	249,741
1.70% 2/22/19	85,000	85,993
2.00% 5/6/20	100,000	102,289
2.10% 5/6/19	250,000	255,562
2.15% 2/9/22	250,000	254,308
2.25% 2/23/21	500,000	513,215
2.40% 5/3/23	822,000	837,677
2.45% 8/4/26	250,000	250,563
2.50% 2/9/25	250,000	253,335
2.70% 5/13/22	100,000	104,578
2.85% 2/23/23	450,000	474,125
3.20% 5/13/25	150,000	160,056
3.25% 2/23/26	415,000	441,631
3.45% 5/6/24	350,000	379,160
3.45% 2/9/45	125,000	119,752
3.85% 5/4/43	350,000	358,593
3.85% 8/4/46	135,000	138,439
4.375% 5/13/45	100,000	110,620
4.45% 5/6/44	600,000	674,078
4.50% 2/23/36	250,000	286,034
4.65% 2/23/46	530,000	613,121
Diamond 1 Finance
#144A 3.48% 6/1/19	765,000	787,278
#144A 4.42% 6/15/21	900,000	941,587
#144A 5.45% 6/15/23	905,000	971,003
#144A 6.02% 6/15/26	250,000	274,575
#144A 8.10% 7/15/36	135,000	159,113
#144A 8.35% 7/15/46	130,000	156,133
Hewlett Packard Enterprise
#144A 2.85% 10/5/18	650,000	662,596
#144A 3.60% 10/15/20	550,000	577,603
#144A 4.90% 10/15/25	450,000	481,148
#144A 6.20% 10/15/35	250,000	261,252
#144A 6.35% 10/15/45	250,000	258,848
HP
4.30% 6/1/21	200,000	216,543
4.375% 9/15/21	150,000	161,968
4.65% 12/9/21	350,000	384,084
6.00% 9/15/41	305,000	313,424

		15,302,546

LVIP SSGA Bond Index Fund–48

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Textiles, Apparel & Luxury Goods–0.02%
NIKE
2.25% 5/1/23	100,000	$103,566
3.625% 5/1/43	100,000	105,257
3.875% 11/1/45	100,000	109,915
Ralph Lauren 2.125% 9/26/18	50,000	50,770
Under Armour 3.25% 6/15/26	100,000	100,879
VF 6.00% 10/15/33	150,000	195,067

		665,454

Thrift & Mortgage Finance–0.00%
People’s United Financial 3.65% 12/6/22	150,000	154,599

		154,599

Tobacco–0.26%
Altria Group
2.625% 1/14/20	1,000,000	1,035,289
2.625% 9/16/26	145,000	146,794
2.85% 8/9/22	200,000	209,109
3.875% 9/16/46	200,000	208,412
4.00% 1/31/24	89,000	99,535
4.50% 5/2/43	100,000	112,605
4.75% 5/5/21	200,000	226,307
5.375% 1/31/44	63,000	79,631
9.70% 11/10/18	119,000	139,385
Philip Morris International
1.375% 2/25/19	65,000	65,160
1.875% 1/15/19	500,000	505,499
1.875% 2/25/21	100,000	100,994
2.125% 5/10/23	50,000	49,944
2.75% 2/25/26	100,000	102,706
2.90% 11/15/21	250,000	262,567
3.375% 8/11/25	100,000	108,036
3.60% 11/15/23	600,000	656,263
4.125% 3/4/43	150,000	161,993
4.25% 11/10/44	85,000	94,384
4.375% 11/15/41	200,000	222,675
4.50% 3/26/20	100,000	109,893
4.50% 3/20/42	100,000	113,108
5.65% 5/16/18	300,000	320,903
6.375% 5/16/38	150,000	210,094
Reynolds American
2.30% 6/12/18	460,000	466,882
3.25% 6/12/20	49,000	51,596
4.00% 6/12/22	490,000	532,996
4.45% 6/12/25	105,000	117,360
4.85% 9/15/23	225,000	257,932
5.70% 8/15/35	50,000	61,987
5.85% 8/15/45	480,000	626,486
6.15% 9/15/43	125,000	165,397
8.125% 6/23/19	100,000	117,207

		7,739,129

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Trading Companies & Distributors–0.03%
GATX
2.50% 3/15/19	167,000	$169,042
2.60% 3/30/20	100,000	101,408
3.25% 9/15/26	50,000	49,812
3.90% 3/30/23	101,000	105,521
5.20% 3/15/44	50,000	54,091
Ingram Micro 4.95% 12/15/24	150,000	152,043
WW Grainger
3.75% 5/15/46	150,000	155,409
4.60% 6/15/45	55,000	64,532

		851,858

Wireless Telecommunication Services–0.18%
America Movil
3.125% 7/16/22	200,000	205,309
4.375% 7/16/42	200,000	197,598
5.00% 10/16/19	500,000	547,349
5.00% 3/30/20	200,000	220,144
6.125% 11/15/37	150,000	180,432
6.125% 3/30/40	250,000	300,115
6.375% 3/1/35	25,000	30,696
Rogers Communications
3.00% 3/15/23	125,000	130,159
3.625% 12/15/25	65,000	70,644
4.10% 10/1/23	300,000	333,213
4.50% 3/15/43	100,000	108,142
5.00% 3/15/44	100,000	116,570
6.80% 8/15/18	150,000	164,469
7.50% 8/15/38	25,000	34,351
Vodafone Group
1.50% 2/19/18	350,000	349,882
2.50% 9/26/22	300,000	302,152
2.95% 2/19/23	225,000	231,471
4.375% 2/19/43	150,000	150,846
5.45% 6/10/19	600,000	659,585
6.15% 2/27/37	700,000	850,195
7.875% 2/15/30	100,000	139,061

		5,322,383

Total Corporate Bonds (Cost $759,913,578)		807,832,067

MUNICIPAL BONDS–0.88%
American Municipal Power, Ohio Taxable Build America Bonds Series B
6.449% 2/15/44	50,000	66,473
7.834% 2/15/41	55,000	84,753
8.084% 2/15/50	800,000	1,334,800
Bay Area Toll Authority, California Toll Bridge Revenue Taxable Build America Bonds
Series F-2 6.263% 4/1/49	200,000	306,152
Series S1 6.793% 4/1/30	100,000	130,491
Series S1 6.918% 4/1/40	100,000	147,682

LVIP SSGA Bond Index Fund–49

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Bay Area Toll Authority, California Toll Bridge Revenue Taxable Build America Bonds (continued)
Series S1 7.043% 4/1/50	100,000	$160,031
California State Department of Water Resources Power Supply Revenue Series P 2.00% 5/1/22	100,000	100,833
California State Taxable Build America Bonds
6.65% 3/1/22	200,000	245,832
7.30% 10/1/39	1,100,000	1,671,758
7.60% 11/1/40	80,000	129,770
7.625% 3/1/40	85,000	134,617
7.95% 3/1/36	100,000	119,886
California State Various Purposes
6.20% 10/1/19	100,000	113,876
7.50% 4/1/34	325,000	492,775
7.55% 4/1/39	600,000	961,446
Central Puget Sound, Washington Regional Transportation Authority Sales & Use Tax Revenue Taxable Build America Bonds 5.491% 11/1/39	50,000	65,806
Chicago, Illinios Taxable
Series B 7.375% 1/1/33	100,000	110,932
Series B 7.75% 1/1/42	100,000	107,645
Chicago, Illinois Transit Authority Transfer Tax Receipts Revenue
Series A 6.899% 12/1/40	100,000	133,368
Series B 6.899% 12/1/40	40,000	52,589
City & County of Denver, Colorado Taxable Build America Bonds 5.65% 8/1/30	100,000	115,222
Clark County, Nevada Airport Revenue Taxable Build America Bonds
6.881% 7/1/42	50,000	56,901
Series C 6.82% 7/1/45	75,000	116,750
Commonwealth of Massachusetts Consolidated Loan Taxable Build America Bonds 5.456% 12/1/39	100,000	137,373
Commonwealth of Massachusetts Taxable Build America Bonds
4.91% 5/1/29	100,000	125,294
Series E 4.20% 12/1/21	100,000	111,022
Commonwealth of Pennsylvania Taxable Build America Bonds
5.45% 2/15/30	1,000,000	1,224,330
Series B 2nd 5.35% 5/1/30	100,000	111,660
Connecticut State Taxable Build America Bonds
Series A 5.85% 3/15/32	100,000	127,836
Series D 5.09% 10/1/30	200,000	232,948
Dallas Area, Texas Rapid Transit 5.999% 12/1/44	200,000	292,500
Dallas, Texas Independent School District Taxable Build America Bonds Series C 6.45% 2/15/35 (PSF-GTD)	100,000	119,678

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
East Baton Rouge, Louisiana Sewerage Commission 6.087% 2/1/45	100,000	$112,067
East Bay Municipal Utility District Taxable Build America Bonds 5.874% 6/1/40	100,000	136,625
Georgia State Taxable Build America Bonds Series H 4.503% 11/1/25	100,000	114,794
Greater Chicago Metropolitan Water Reclamation District Taxable Build America Bonds 5.72% 12/1/38	150,000	189,349
Illinois State 5.665% 3/1/18	250,000	262,543
Illinois State Taxable Pension
4.35% 6/1/18	366,667	375,232
4.95% 6/1/23	100,000	105,429
5.10% 6/1/33	800,000	772,000
Illinois State Toll Highway Authority Taxable Build America Bonds Series B 5.851% 12/1/34	100,000	133,709
Kansas Development Finance Authority
Series H 4.727% 4/15/37	50,000	55,433
Series H 4.927% 4/15/45	100,000	114,134
Los Angeles, California Community College District
6.60% 8/1/42	100,000	154,114
6.75% 8/1/49	100,000	158,802
Los Angeles, California County Public Works Financing Authority
7.488% 8/1/33	100,000	138,877
7.618% 8/1/40	100,000	156,034
Los Angeles, California Department of Airports Taxable Build America Bonds 6.582% 5/15/39	25,000	34,335
Los Angeles, California Department of Water & Power Taxable Build America Bonds Series C 6.008% 7/1/39	25,000	33,500
Los Angeles, California Unified School District Taxable Build America Bonds 6.758% 7/1/34	315,000	457,197
Massachusetts State Water Pollution Abatement 5.192% 8/1/40	70,000	84,792
Metropolitan Government of Nashville & Davidson County Convention Center Authority Taxable Build America Bonds
Series B 4.053% 7/1/26	10,000	10,929
Series B 6.731% 7/1/43	50,000	69,575
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds
5.871% 11/15/39	100,000	133,106
6.668% 11/15/39	130,000	186,892
Series E 6.814% 11/15/40	500,000	725,395

LVIP SSGA Bond Index Fund–50

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Mississippi State Taxable Build America Bonds Series F 5.245% 11/1/34	100,000	$127,423
Missouri State Health & Educational Facilities Authority Taxable (Washington University) Series B 3.086% 9/15/51	100,000	96,731
Municipal Electric Authority, Georgia Build America Bonds (PLT Vogtle Units 3 & 4 Project)
6.655% 4/1/57	125,000	168,193
Taxable 6.637% 4/1/57	150,000	202,639
Taxable 7.055% 4/1/57	100,000	125,386
New Jersey Economic Development Authority
Series A 7.425% 2/15/29 (NATL)	225,000	284,850
^Series B 0.623% 2/15/22 (AGM)	200,000	169,876
New Jersey State Transportation Trust Fund Authority Taxable Build America Bonds
6.561% 12/15/40	100,000	120,396
Series C 5.754% 12/15/28	100,000	111,754
Series C 6.104% 12/15/28	200,000	223,604
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds
Series A 7.102% 1/1/41	350,000	533,113
Series F 7.414% 1/1/40	90,000	141,014
New York City, New York 5.517% 10/1/37	85,000	111,266
New York City, New York Municipal Water Finance Authority Taxable Build America Bonds
5.724% 6/15/42	65,000	91,879
5.75% 6/15/41	100,000	138,566
5.79% 6/15/41	200,000	228,444
5.952% 6/15/42	100,000	143,805
6.011% 6/15/42	35,000	50,616
New York City, New York Taxable Build America Bonds
Series A2 5.206% 10/1/31	100,000	120,590
Series F-1 6.271% 12/1/37	100,000	141,034
New York City, New York Transitional Finance Authority 5.508% 8/1/37	200,000	263,990
New York City, New York Transitional Finance Authority Taxable Build America Bonds 5.572% 11/1/38	65,000	85,733
New York State Dormitory Authority Taxable Build America Bonds
5.50% 3/15/30	100,000	127,656
5.60% 3/15/40	100,000	135,782
New York State Urban Development Taxable Build America Bonds 5.77% 3/15/39	50,000	64,208
Ohio State University Taxable
Series A 3.798% 12/1/46	100,000	108,748
Series A 4.048% 12/1/56	100,000	110,712

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Ohio State University Taxable Build America Bonds Series C 4.91% 6/1/40	100,000	$126,748
Oregon School Boards Association Taxable Pension Series B 5.55% 6/30/28 (NATL)	250,000	312,503
Oregon State Department of Transportation Taxable Series A Sub-Lien 5.834% 11/15/34	75,000	103,505
Pennsylvania State Public School Building Authority Revenue Qualified School Construction Bond Taxable (Direct Subsidiary) Series A 5.00% 9/15/27	100,000	109,272
Pennsylvania State Turnpike Commission Revenue Taxable Build America Bonds
5.561% 12/1/49	200,000	266,126
Series B 5.511% 12/1/45	150,000	197,040
Series B 6.105% 12/1/39	100,000	137,518
Philadelphia Authority for Industrial Development 3.964% 4/15/26	105,000	106,715
Port Authority of New York & New Jersey Consolidated
Series 165th 5.647% 11/1/40	250,000	329,783
Series 168th 4.926% 10/1/51	350,000	437,955
Series 174th 4.458% 10/1/62	250,000	287,937
Series 181st 4.96% 8/1/46	156,250	194,095
Series 192nd 4.81% 10/15/65	250,000	304,940
Port of Morrow, Oregon Taxable (Bonneville Cooperation Project) 2.987% 9/1/36	50,000	49,828
Port of Seattle, Washington Taxable Series-B1 7.00% 5/1/36	100,000	113,558
Rutgers State University of New Jersey/New Brunswick Taxable Build America Bonds 5.665% 5/1/40	155,000	197,179
Salt River, Arizona Project Agricultural Improvement & Power District 4.839% 1/1/41	60,000	77,179
San Antonio, Texas Electric & Gas Taxable Build America Bonds
4.427% 2/1/42	250,000	294,935
5.985% 2/1/39	50,000	70,433
San Diego County, California Regional Transportation Commission 5.911% 4/1/48	100,000	142,713
San Diego County, California Water Authority Financing Agency Revenue Taxable Build America Bonds Series B 6.138% 5/1/49	100,000	142,445
San Francisco City & County Public Utilities Commission Taxable Build America Bonds
6.00% 11/1/40	100,000	133,473
Series B 6.00% 11/1/40	100,000	132,885

LVIP SSGA Bond Index Fund–51

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
South Carolina State Public Service Authority Taxable Obligations Series D 2.388% 12/1/23	150,000	$152,101
Texas State Taxable Build America Bonds 5.517% 4/1/39	100,000	139,627
Texas State Transportation Commission 1st Tier 5.178% 4/1/30	200,000	255,428
University of California Build America Bonds Series H 6.548% 5/15/48	100,000	144,549
University of California Taxable
Series AD 4.858% 5/15/12	250,000	275,057
Series AQ 4.767% 5/15/15	250,000	273,267
Series J 4.131% 5/15/45	795,000	874,770
University of Massachusetts Building Authority Taxable Build America Bonds 5.45% 11/1/40	100,000	130,758
University of Missouri (Curators University) Taxable Build America Bonds 5.792% 11/1/41	100,000	141,655
University of North Carolina At Chapel Hill Taxable Series C 3.327% 12/1/36	100,000	106,435
University of Texas System Revenue Series A 3.852% 8/15/46	100,000	114,669
University of Texas System Revenue Taxable Build America Bonds Series C 4.794% 8/15/46	90,000	113,716
University of Virginia Revenue Taxable Build America Bonds 6.20% 9/1/39	50,000	74,972
Utah State Taxable Build America Bonds
Series B 3.539% 7/1/25	100,000	111,294
Series D 4.554% 7/1/24	60,000	68,989
Virginia State Commonwealth Transportation Board Transporation Revenue Build America Bonds 5.35% 5/15/35	100,000	129,270
Washington State Convention Center Public Facilities District 6.79% 7/1/40	50,000	67,880
Washington State Taxable Build America Bonds
Series D 5.481% 8/1/39	50,000	67,631
Series F 5.09% 8/1/33	100,000	126,523

Total Municipal Bonds (Cost $21,250,850)		26,023,256

NON-AGENCY ASSET-BACKED SECURITIES–0.44%
Ally Master Owner Trust Series 2015-2 A2 1.83% 1/15/21	700,000	704,283
AmeriCredit Automobile Receivable Series 2015-4 A3 1.70% 7/8/20	2,000,000	2,000,016
Capital One Multi-Asset Execution Trust Series 2015-A1 A1 1.39% 1/15/21	1,000,000	1,004,543
CarMax Auto Owner Trust Series 2015-3 A3 1.63% 5/15/20	1,500,000	1,509,998

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Chase Issuance Trust Series 2014-A2 A2 2.77% 3/15/23	1,100,000	$1,160,885
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39	750,000	1,092,109
Series 2008-A1 A1 5.35% 2/7/20	1,500,000	1,585,365
Series 2014-A5 A5 2.68% 6/7/23	1,000,000	1,052,381
Discover Card Execution Note Trust Series 2014-A4 A4 2.12% 12/15/21	1,000,000	1,021,317
Santander Drive Auto Receivables Trust
Series 2014-3 D 2.65% 8/17/20	860,000	873,241
Series 2015-2 C 2.44% 4/15/21	1,000,000	1,011,033

Total Non-Agency Asset-Backed Securities (Cost $12,740,742)		13,015,171

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.00%
Citigroup Commercial Mortgage Trust
Series 2012-GC8 A4 3.024% 9/10/45	1,250,000	1,317,437
Series 2013-GC11 AS 3.422% 4/10/46	770,000	814,407
Series 2013-GC15 A3 4.095% 9/10/46	800,000	889,934
•Series 2015-GC33 B 4.724% 9/10/58	500,000	560,355
COMM Mortgage Trust
Series 2013-LC6 AM 3.282% 1/10/46	1,000,000	1,043,236
Series 2014-CR17 A5 3.977% 5/10/47	1,365,000	1,511,179
Series 2014-UBS3 A4 3.819% 6/10/47	1,500,000	1,639,779
Series 2015-CR26 A3 3.359% 10/10/48	1,000,000	1,062,553
Series 2015-LC21 A4 3.708% 7/10/48	1,000,000	1,089,769
♦Commercial Mortgage Pass Through Certificates Series 2014-CR14 A3 3.955% 2/10/47	545,000	602,409
GS Mortgage Securities Trust
Series 2013-GC12 A3 2.86% 6/10/46	1,500,000	1,560,586
Series 2015-GC28 A5 3.396% 2/10/48	1,500,000	1,600,606
•JPMBB Commercial Mortgage Securities Trust Series 2013-C14 A4 4.133% 8/15/46	1,500,000	1,672,281
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C10 ASB 2.702% 12/15/47	1,000,000	1,035,522
•Series 2016-JP2 B 3.46% 8/15/49	1,163,000	1,198,993
LB-UBS Commercial Mortgage Trust
•Series 2007-C7 A3 5.866% 9/15/45	—	0
•Series 2008-C1 A2 6.287% 4/15/41	274,340	286,253
•ML-CFC Commercial Mortgage Trust Series 2007-9 AM 5.856% 9/12/49	1,050,000	1,089,495
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9 A4 3.102% 5/15/46	725,000	766,632
Series 2013-C11 A2 3.085% 8/15/46	655,753	671,048
Series 2014-C17 A2 3.119% 8/15/47	1,000,000	1,041,883
Series 2015-C24 A4 3.732% 5/15/48	1,250,000	1,367,810

LVIP SSGA Bond Index Fund–52

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust (continued)
Series 2015-C25 ASB 3.383% 10/15/48	800,000	$855,438
Morgan Stanley Capital I Trust Series 2015-MS1 A3 3.51% 5/15/48	500,000	538,334
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 A4 3.525% 5/10/63	1,000,000	1,078,014
Wells Fargo Commercial Mortgage Trust
•Series 2013-LC12 B 4.432% 7/15/46	400,000	443,158
Series 2015-C30 A4 3.664% 9/15/58	1,000,000	1,084,271
Series 2015-P2 A4 3.809% 12/15/48	665,000	733,792
WFRBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	940,000	985,275
•Series 2013-C15 C 4.629% 8/15/46	1,000,000	1,068,939

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $28,596,366)		29,609,388

ΔREGIONAL BONDS–0.24%
Canada–0.24%
Province of British Columbia Canada
2.00% 10/23/22	150,000	152,774
6.50% 1/15/26	100,000	135,506
7.25% 9/1/36	100,000	164,373
Province of Manitoba Canada 2.10% 9/6/22	63,000	64,655
Province of New Brunswick Canada 2.75% 6/15/18	200,000	205,470
Province of Ontario Canada
1.10% 10/25/17	500,000	500,665
1.20% 2/14/18	100,000	100,246
1.625% 1/18/19	900,000	908,467
1.65% 9/27/19	100,000	100,928
1.875% 5/21/20	500,000	508,535
2.00% 9/27/18	300,000	305,237
2.45% 6/29/22	150,000	155,853
3.00% 7/16/18	200,000	206,771
3.15% 12/15/17	250,000	256,433
4.00% 10/7/19	200,000	215,551
4.40% 4/14/20	400,000	440,794
Province of Quebec Canada
2.50% 4/20/26	1,000,000	1,027,335
2.625% 2/13/23	350,000	366,691
3.50% 7/29/20	300,000	322,979
4.625% 5/14/18	200,000	211,478
7.50% 7/15/23	200,000	264,528
7.50% 9/15/29	175,000	263,794
Province of Saskatchewan Canada 8.50% 7/15/22	100,000	133,346

		7,012,409

	Principal Amount°	Value (U.S. $)

ΔREGIONAL BONDS (continued)
Japan–0.00%
Japan Finance Organization for Municipalities 4.00% 1/13/21	100,000	$109,108

		109,108

Total Regional Bonds (Cost $6,803,887)		7,121,517

ΔSOVEREIGN BONDS–1.36%
Canada–0.08%
Canada Government International Bond 1.625% 2/27/19	1,000,000	1,015,936
Export Development Canada
0.75% 12/15/17	200,000	199,732
1.25% 12/10/18	80,000	80,425
1.50% 5/26/21	200,000	201,407
1.75% 7/21/20	1,000,000	1,019,970

		2,517,470

Chile–0.03%
Chile Government International Bonds
2.25% 10/30/22	100,000	101,500
3.125% 1/21/26	826,000	878,657

		980,157

Colombia–0.12%
Colombia Government International Bonds
2.625% 3/15/23	700,000	692,300
4.00% 2/26/24	250,000	266,875
5.00% 6/15/45	500,000	543,750
6.125% 1/18/41	200,000	242,500
7.375% 3/18/19	700,000	792,050
7.375% 9/18/37	500,000	676,250
8.125% 5/21/24	250,000	331,563

		3,545,288

Hungary–0.11%
Hungary Government International Bonds
5.375% 3/25/24	700,000	814,201
6.375% 3/29/21	1,150,000	1,334,105
7.625% 3/29/41	700,000	1,100,000

		3,248,306

Israel–0.04%
Israel Government AID Bond 5.50% 4/26/24	200,000	252,503
Israel Government International Bonds
2.875% 3/16/26	200,000	208,344
3.15% 6/30/23	200,000	213,340
4.00% 6/30/22	150,000	166,875
4.50% 1/30/43	200,000	229,100
5.125% 3/26/19	175,000	191,743

		1,261,905

LVIP SSGA Bond Index Fund–53

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Italy–0.05%
Italy Government International Bonds
5.375% 6/15/33	800,000	$988,453
6.875% 9/27/23	350,000	439,577

		1,428,030

Japan–0.09%
Japan Bank for International Cooperation
1.75% 7/31/18	500,000	503,986
1.75% 11/13/18	500,000	503,256
1.75% 5/29/19	200,000	201,298
1.875% 4/20/21	300,000	303,198
2.375% 4/20/26	300,000	311,387
2.50% 5/28/25	700,000	730,430
3.375% 7/31/23	200,000	219,736

		2,773,291

Mexico–0.24%
Mexico Government International Bonds
3.50% 1/21/21	420,000	447,510
3.60% 1/30/25	1,400,000	1,454,250
3.625% 3/15/22	868,000	916,825
4.00% 10/2/23	550,000	589,050
4.125% 1/21/26	285,000	307,230
4.35% 1/15/47	200,000	197,000
4.75% 3/8/44	1,000,000	1,038,750
5.75% 10/12/10	800,000	850,000
6.05% 1/11/40	475,000	580,094
6.75% 9/27/34	500,000	663,750

		7,044,459

Panama–0.06%
Panama Government International Bonds
3.875% 3/17/28	300,000	325,500
5.20% 1/30/20	800,000	886,000
6.70% 1/26/36	200,000	274,000
7.125% 1/29/26	100,000	135,250
8.875% 9/30/27	100,000	150,500
9.375% 4/1/29	100,000	155,250

		1,926,500

Peru–0.07%
Peruvian Government International Bonds
4.125% 8/25/27	350,000	401,625
5.625% 11/18/50	100,000	132,500
6.55% 3/14/37	500,000	708,750
7.125% 3/30/19	225,000	258,187
7.35% 7/21/25	100,000	138,750
8.75% 11/21/33	200,000	325,000

		1,964,812

Philippines–0.15%
Philippine Government International Bonds 3.95% 1/20/40	500,000	572,329

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Philippines (continued)
Philippine Government International Bonds (continued)
5.00% 1/13/37	500,000	$646,145
7.75% 1/14/31	1,000,000	1,560,978
8.375% 6/17/19	1,000,000	1,184,792
9.50% 2/2/30	300,000	517,995

		4,482,239

Poland–0.08%
Poland Government International Bonds
3.00% 3/17/23	250,000	260,460
3.25% 4/6/26	400,000	424,390
5.00% 3/23/22	500,000	571,053
5.125% 4/21/21	700,000	792,380
6.375% 7/15/19	380,000	428,074

		2,476,357

Republic of Korea–0.02%
Korea International Bonds
3.875% 9/11/23	200,000	228,490
7.125% 4/16/19	200,000	229,960

		458,450

South Africa–0.08%
South Africa Government International Bonds
4.30% 10/12/28	200,000	196,891
4.665% 1/17/24	250,000	264,704
5.00% 10/12/46	200,000	200,391
5.375% 7/24/44	500,000	544,750
5.875% 5/30/22	100,000	113,060
5.875% 9/16/25	200,000	226,880
6.25% 3/8/41	100,000	120,802
6.875% 5/27/19	500,000	560,750

		2,228,228

Sweden–0.04%
Svensk Exportkredit
1.125% 4/5/18	300,000	300,469
1.25% 4/12/19	600,000	601,067
1.875% 6/23/20	400,000	407,039

		1,308,575

Ukraine–0.03%
Ukraine Government AID Bond 1.847% 5/29/20	753,000	769,904

		769,904

Uruguay–0.07%
Uruguay Government International Bonds
4.375% 10/27/27	300,000	324,375
5.10% 6/18/50	1,000,000	1,040,000
7.625% 3/21/36	250,000	353,750

LVIP SSGA Bond Index Fund–54

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Uruguay (continued)
Uruguay Government International Bonds (continued)
8.00% 11/18/22	200,000	$258,300

		1,976,425

Total Sovereign Bonds (Cost $37,958,477)		40,390,396

SUPRANATIONAL BANKS–1.64%
African Development Bank
0.875% 3/15/18	250,000	249,756
1.00% 5/15/19	400,000	399,017
1.125% 3/4/19	600,000	600,819
1.125% 9/20/19	400,000	400,134
1.375% 12/17/18	129,000	130,017
Asian Development Bank
1.00% 8/16/19	100,000	99,805
1.375% 1/15/19	800,000	806,304
1.375% 3/23/20	200,000	201,469
1.50% 9/28/18	400,000	404,334
1.625% 3/16/21	400,000	405,522
1.75% 9/11/18	500,000	507,850
1.75% 3/21/19	350,000	355,927
1.75% 8/14/26	100,000	99,625
1.875% 4/12/19	300,000	306,551
1.875% 2/18/22	600,000	612,521
2.00% 4/24/26	600,000	609,470
5.593% 7/16/18	700,000	753,216
Corp Andina de Fomento
2.00% 5/10/19	300,000	303,050
4.375% 6/15/22	250,000	277,937
8.125% 6/4/19	140,000	163,365
Council of Europe Development Bank
1.125% 5/31/18	300,000	300,712
1.75% 11/14/19	400,000	406,863
European Bank for Reconstruction & Development
0.875% 7/22/19	100,000	99,609
1.00% 6/15/18	250,000	250,132
1.00% 9/17/18	150,000	150,042
1.50% 3/16/20	250,000	252,755
1.625% 4/10/18	250,000	252,161
1.625% 11/15/18	500,000	506,857
1.875% 2/23/22	400,000	408,515
European Investment Bank
1.00% 3/15/18	1,000,000	1,000,673
1.00% 6/15/18	1,000,000	1,000,446
1.125% 8/15/19	200,000	199,981
1.25% 5/15/19	500,000	501,845
1.625% 3/16/20	1,500,000	1,520,861
1.625% 6/15/21	600,000	606,491
1.75% 6/17/19	1,500,000	1,525,413

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
European Investment Bank (continued)
1.875% 3/15/19	500,000	$509,609
2.00% 3/15/21	800,000	821,918
2.25% 8/15/22	1,000,000	1,039,007
2.50% 4/15/21	1,500,000	1,573,873
2.875% 9/15/20	350,000	371,297
3.25% 1/29/24	1,400,000	1,557,815
4.00% 2/16/21	400,000	444,790
4.875% 2/15/36	700,000	970,192
FMS Wertmanagement
1.00% 11/21/17	250,000	250,145
1.375% 6/8/21	500,000	499,949
1.625% 11/20/18	500,000	506,391
Inter-American Development Bank
0.875% 3/15/18	500,000	500,475
1.00% 5/13/19	300,000	300,087
1.25% 1/16/18	900,000	905,153
1.25% 9/14/21	700,000	698,620
1.375% 7/15/20	1,250,000	1,257,145
1.75% 8/24/18	500,000	508,922
1.875% 3/15/21	500,000	511,333
2.00% 6/2/26	250,000	254,711
2.125% 11/9/20	400,000	413,881
3.00% 10/4/23	500,000	544,238
3.00% 2/21/24	400,000	437,563
3.20% 8/7/42	100,000	109,659
3.875% 2/14/20	200,000	217,487
3.875% 10/28/41	100,000	122,512
4.375% 1/24/44	56,000	74,147
International Bank for Reconstruction & Development
0.875% 7/19/18	2,000,000	2,000,934
0.875% 8/15/19	1,000,000	995,280
1.00% 10/5/18	1,400,000	1,402,437
1.25% 7/26/19	500,000	503,493
1.375% 5/24/21	300,000	300,715
1.375% 9/20/21	300,000	300,461
1.625% 3/9/21	1,000,000	1,014,871
1.625% 2/10/22	600,000	607,126
1.875% 3/15/19	1,000,000	1,021,927
1.875% 10/7/19	700,000	716,192
2.125% 11/1/20	1,000,000	1,035,831
2.125% 2/13/23	100,000	103,541
2.50% 11/25/24	900,000	951,083
2.50% 7/29/25	1,200,000	1,272,365
4.75% 2/15/35	50,000	67,133
7.625% 1/19/23	100,000	136,841
International Finance
0.625% 12/21/17	200,000	199,528
0.875% 6/15/18	1,000,000	999,734
1.125% 7/20/21	200,000	198,160
1.25% 11/27/18	156,000	156,796
1.625% 7/16/20	700,000	711,008

LVIP SSGA Bond Index Fund–55

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
International Finance (continued)
1.75% 9/16/19	400,000	$407,080
2.125% 11/17/17	200,000	202,882
Nordic Investment Bank
0.875% 9/27/18	300,000	299,541
1.125% 2/25/19	600,000	601,197
2.25% 9/30/21	200,000	207,981
North American Development Bank 4.375% 2/11/20	100,000	109,138

Total Supranational Banks (Cost $47,411,805)		48,594,239

U.S. TREASURY OBLIGATIONS–36.12%
U.S. Treasury Bonds
2.25% 8/15/46	3,900,000	3,829,465
2.50% 2/15/45	12,900,000	13,334,369
2.50% 2/15/46	4,950,000	5,118,028
2.50% 5/15/46	7,200,000	7,452,281
2.75% 8/15/42	2,600,000	2,834,255
2.75% 11/15/42	3,500,000	3,811,514
2.875% 5/15/43	13,500,000	15,036,151
2.875% 8/15/45	1,200,000	1,336,874
3.00% 5/15/42	2,850,000	3,250,280
3.00% 11/15/45	8,100,000	9,245,073
3.125% 11/15/41	4,000,000	4,657,656
3.125% 2/15/42	3,050,000	3,553,369
3.125% 2/15/43	9,000,000	10,489,392
3.125% 8/15/44	21,000,000	24,514,224
3.50% 2/15/39	2,650,000	3,282,584
3.625% 8/15/43	5,000,000	6,367,385
3.625% 2/15/44	3,000,000	3,821,133
3.75% 8/15/41	3,850,000	4,948,151
3.875% 8/15/40	3,750,000	4,893,604
4.25% 11/15/40	4,000,000	5,509,532
4.375% 5/15/40	2,500,000	3,494,483
4.375% 5/15/41	2,750,000	3,863,912
4.50% 8/15/39	3,350,000	4,750,065
4.625% 2/15/40	4,100,000	5,917,534
4.75% 2/15/41	3,750,000	5,534,179
5.00% 5/15/37	3,000,000	4,496,190
5.25% 11/15/28	500,000	692,481
5.375% 2/15/31	500,000	729,677
5.50% 8/15/28	500,000	703,145
6.125% 11/15/27	800,000	1,161,625
6.125% 8/15/29	300,000	451,260
6.625% 2/15/27	750,000	1,109,150
U.S. Treasury Notes
0.625% 11/30/17	2,250,000	2,248,639
0.625% 4/30/18	500,000	499,258
0.625% 6/30/18	2,000,000	1,995,704
0.75% 10/31/17	9,000,000	9,007,209
0.75% 12/31/17	4,000,000	4,002,500

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
0.75% 1/31/18	17,000,000	$17,009,299
0.75% 2/28/18	9,500,000	9,504,085
0.75% 3/31/18	20,000,000	20,007,820
0.75% 4/30/18	10,000,000	10,002,340
0.75% 8/15/19	14,000,000	13,952,694
0.875% 11/30/17	15,000,000	15,031,935
0.875% 1/31/18	32,500,000	32,575,530
0.875% 7/31/19	6,000,000	6,002,226
1.00% 5/31/18	2,300,000	2,309,435
1.00% 11/30/19	28,500,000	28,560,677
1.125% 5/31/19	2,000,000	2,015,078
1.125% 4/30/20	17,000,000	17,075,378
1.125% 6/30/21	7,000,000	6,992,755
1.125% 8/31/21	12,000,000	11,989,224
1.25% 11/30/18	3,000,000	3,028,065
1.25% 3/31/21	10,000,000	10,053,910
1.375% 6/30/18	3,000,000	3,031,875
1.375% 7/31/18	32,000,000	32,351,913
1.375% 9/30/18	2,000,000	2,022,968
1.375% 11/30/18	3,000,000	3,036,444
1.375% 12/31/18	3,500,000	3,543,271
1.375% 1/31/20	23,000,000	23,304,566
1.375% 2/29/20	10,000,000	10,132,230
1.375% 3/31/20	18,000,000	18,238,356
1.375% 8/31/20	15,000,000	15,186,330
1.375% 1/31/21	14,000,000	14,155,316
1.375% 6/30/23	9,400,000	9,384,941
1.50% 8/31/18	6,000,000	6,082,146
1.50% 12/31/18	18,300,000	18,577,007
1.50% 5/31/20	7,000,000	7,121,135
1.50% 2/28/23	12,000,000	12,094,920
1.50% 3/31/23	4,500,000	4,532,783
1.50% 8/15/26	11,000,000	10,893,443
1.625% 6/30/19	16,000,000	16,328,432
1.625% 8/31/19	11,000,000	11,232,672
1.625% 11/30/20	11,000,000	11,239,547
1.625% 11/15/22	16,750,000	17,034,298
1.625% 5/31/23	16,000,000	16,231,248
1.625% 2/15/26	11,000,000	11,021,274
1.625% 5/15/26	6,500,000	6,509,899
1.75% 10/31/18	2,000,000	2,038,906
1.75% 12/31/20	8,000,000	8,215,000
1.75% 5/15/22	9,000,000	9,228,519
1.75% 5/15/23	25,000,000	25,567,375
1.875% 10/31/17	2,000,000	2,025,546
2.00% 9/30/20	14,000,000	14,510,230
2.00% 8/31/21	5,000,000	5,194,240
2.00% 11/15/21	4,700,000	4,884,235
2.00% 2/15/22	8,000,000	8,316,872
2.00% 2/15/23	14,150,000	14,702,175
2.00% 2/15/25	11,000,000	11,393,162
2.125% 8/31/20	19,000,000	19,771,495

LVIP SSGA Bond Index Fund–56

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.125% 8/15/21	7,500,000	$7,833,397
2.125% 12/31/22	3,000,000	3,139,686
2.25% 11/30/17	3,750,000	3,817,151
2.25% 7/31/18	3,000,000	3,080,976
2.25% 3/31/21	7,700,000	8,074,020
2.25% 4/30/21	10,000,000	10,491,600
2.25% 11/15/25	15,000,000	15,837,300
2.375% 5/31/18	4,000,000	4,107,188
2.375% 6/30/18	3,000,000	3,083,790
2.375% 8/15/24	35,000,000	37,296,875
2.50% 8/15/23	18,250,000	19,554,948
2.625% 1/31/18	2,000,000	2,050,156
2.625% 4/30/18	3,000,000	3,088,887
2.625% 8/15/20	6,000,000	6,356,130
2.625% 11/15/20	6,500,000	6,901,427
2.75% 12/31/17	2,000,000	2,050,546
2.75% 2/28/18	2,500,000	2,570,850
2.75% 2/15/19	5,000,000	5,227,735
2.75% 11/15/23	5,000,000	5,449,120
2.75% 2/15/24	31,000,000	33,832,377
2.875% 3/31/18	3,000,000	3,095,391
3.125% 5/15/19	4,000,000	4,235,936
3.125% 5/15/21	3,500,000	3,808,917
3.375% 11/15/19	6,500,000	6,989,275
3.50% 2/15/18	4,100,000	4,255,029
3.50% 5/15/20	4,000,000	4,351,640
3.625% 8/15/19	5,500,000	5,927,966
3.625% 2/15/20	6,000,000	6,526,290
3.625% 2/15/21	9,000,000	9,958,536
3.75% 11/15/18	3,630,000	3,855,528
3.875% 5/15/18	4,850,000	5,096,855
4.00% 8/15/18	5,550,000	5,889,394
4.25% 11/15/17	2,500,000	2,598,860
6.00% 2/15/26	750,000	1,039,951

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
6.25% 8/15/23	1,600,000	$2,110,563
6.75% 8/15/26	500,000	736,123
6.875% 8/15/25	1,000,000	1,446,172
7.125% 2/15/23	1,000,000	1,354,727
7.25% 8/15/22	500,000	669,424
7.50% 11/15/24	500,000	732,237
7.625% 11/15/22	500,000	686,367
7.625% 2/15/25	500,000	742,549
7.875% 2/15/21	750,000	966,724
8.00% 11/15/21	1,700,000	2,275,144
8.125% 8/15/19	750,000	903,427
8.125% 5/15/21	500,000	657,344
8.125% 8/15/21	700,000	930,453
8.50% 2/15/20	150,000	187,605
8.75% 5/15/20	900,000	1,147,746
8.75% 8/15/20	800,000	1,034,890
8.875% 2/15/19	750,000	893,321
9.125% 5/15/18	250,000	283,775

Total U.S. Treasury Obligations (Cost $1,020,091,608)		1,072,419,869

	Number of Shares

MONEY MARKET FUND–2.45%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	72,836,297	72,836,297

Total Money Market Fund (Cost $72,836,297)		72,836,297

TOTAL VALUE OF SECURITIES–101.89% (Cost $2,888,238,610)	3,024,668,953
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.89%)	(56,139,150)

NET ASSETS APPLICABLE TO 252,336,768 SHARES OUTSTANDING–100.00%	$2,968,529,803

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2016, the aggregate value of Rule 144A securities was $15,340,782, which represents 0.52% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of September 30, 2016. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

¿

PassThrough Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

*	Considered an affiliated company. See Note 3 in “Notes.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

LVIP SSGA Bond Index Fund–57

LVIP SSGA Bond Index Fund

Schedule of Investments (continued)

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2016.

Summary of Abbreviations:

AGM–Insured by Assured Guaranty Municipal Corporation

GNMA–Government National Mortgage Association

GS–Goldman Sachs

IT–Information Technology

LB–Lehman Brothers

ML-CFC–Merrill Lynch Commercial Finance Corporation

NATL–Insured by the National Public Finance Guarantee Corporation

PSF-GTD–Permanent School Fund Guaranteed

REIT–Real Estate Investment Trust

S.F.–Single Family

TBA–To Be Announced

yr–year

LVIP SSGA Bond Index Fund–58

LVIP SSGA Bond Index Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Bond Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,888,238,610

Aggregate unrealized appreciation	$138,013,018
Aggregate unrealized depreciation	(1,582,675)

Net unrealized appreciation	$136,430,343

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments)
(e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

LVIP SSGA Bond Index Fund–59

LVIP SSGA Bond Index Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Total
Agency Commercial Mortgage-Backed Securities	$—	$18,731,444	$18,731,444
Agency Mortgage-Backed Securities	—	818,996,461	818,996,461
Agency Obligations	—	69,098,848	69,098,848
Corporate Bonds	—	807,832,067	807,832,067
Municipal Bonds	—	26,023,256	26,023,256
Non-Agency Asset-Backed Securities	—	13,015,171	13,015,171
Non-Agency Commercial Mortgage-Backed Securities	—	29,609,388	29,609,388
Regional Bonds	—	7,121,517	7,121,517
Sovereign Bonds	—	40,390,396	40,390,396
Supranational Banks	—	48,594,239	48,594,239
U.S. Treasury Obligations	—	1,072,419,869	1,072,419,869
Money Market Fund	72,836,297	—	72,836,297

Total	$72,836,297	$2,951,832,656	$3,024,668,953

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation. Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2016, were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 9/30/16	Interest Income
Lincoln National	$512,793	$—	$—	$—	$533,776	$14,954

LVIP SSGA Bond Index Fund–60

LVIP SSGA Developed International 150 Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–96.56%
Australia–6.86%
Aurizon Holdings	1,816,262	$6,566,955
Australia & New Zealand Banking Group	300,946	6,410,618
Mirvac Group REIT	3,834,865	6,611,292
Origin Energy	1,428,601	6,024,853
Rio Tinto	170,892	6,798,169
Santos	1,793,727	5,055,583
Sonic Healthcare	384,506	6,511,255
Wesfarmers	171,744	5,822,317
Woodside Petroleum	268,327	5,949,553
Woolworths	321,992	5,764,865

		61,515,460

Austria–1.31%
OMV	196,302	5,651,934
voestalpine	175,521	6,067,932

		11,719,866

Belgium–0.57%
Ageas	140,038	5,120,265

		5,120,265

Canada–1.15%
Potash Corp of Saskatchewan	318,587	5,184,521
Power Corp of Canada	242,433	5,135,267

		10,319,788

Denmark–1.41%
AP Moeller - Maersk Class B	4,111	6,046,853
†TDC	1,122,994	6,613,736

		12,660,589

Finland–2.00%
Fortum	380,479	6,148,514
Stora Enso Class R	622,690	5,531,506
UPM-Kymmene	297,271	6,276,752

		17,956,772

France–6.63%
AXA	235,772	5,013,027
BNP Paribas	112,076	5,764,471
Carrefour	206,990	5,366,910
Credit Agricole	503,135	4,962,876
Engie	362,347	5,618,087
Renault	57,522	4,732,290
Rexel	411,007	6,295,960
Sanofi	70,506	5,369,099
Schneider Electric	90,857	6,320,364
SCOR	158,512	4,929,405
Societe Generale	148,025	5,120,817

		59,493,306

Germany–5.63%
Allianz	34,126	5,071,473

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
Bayerische Motoren Werke	61,150	$5,148,540
Daimler	73,889	5,211,219
K+S	234,409	4,451,119
METRO	197,778	5,887,016
Muenchener Rueckversicherungs- Gesellschaft in Muenchen Class R	27,548	5,145,030
†RWE	448,509	7,745,534
Siemens	53,535	6,277,532
Volkswagen	38,484	5,572,591

		50,510,054

¢Hong Kong–6.87%
BOC Hong Kong Holdings	1,899,000	6,461,160
Cheung Kong Property Holdings	1	6
CK Hutchison Holdings	420,515	5,375,123
Hang Lung Properties	2,888,000	6,550,965
Jardine Matheson Holdings	95,200	5,770,072
Li & Fung	9,496,000	4,892,995
Link REIT	940,087	6,939,811
MTR	1,122,501	6,202,968
New World Development	5,766,930	7,562,135
Sino Land	3,512,324	6,260,115
Swire Pacific Class A	517,376	5,603,310

		61,618,660

Israel–1.01%
Bezeq The Israeli Telecommunication	2,378,650	4,487,994
Teva Pharmaceutical Industries	98,407	4,567,552

		9,055,546

Japan–34.98%
Asahi Glass	1,015,000	6,562,940
Asahi Kasei	840,000	6,694,096
Astellas Pharma	393,900	6,152,347
Bridgestone	145,588	5,364,013
Canon	181,444	5,267,751
Chiba Bank	1,113,000	6,320,947
Chubu Electric Power	392,678	5,713,651
Dai-ichi Life Insurance	438,100	6,010,520
Daiichi Sankyo	241,763	5,809,182
Daiwa Securities Group	869,000	4,892,738
Denso	135,500	5,407,065
Fuji Heavy Industries	150,700	5,654,188
Fujitsu	1,468,000	7,900,228
Hitachi	1,157,631	5,425,338
Honda Motor	197,900	5,711,454
Isuzu Motors	506,400	5,960,871
ITOCHU	424,117	5,339,449
Japan Airlines	145,040	4,263,519
Japan Tobacco	132,246	5,413,520
Kawasaki Heavy Industries	1,901,000	5,889,721
Komatsu	315,500	7,237,322
Konica Minolta	616,900	5,224,103

LVIP SSGA Developed International 150 Fund–1

LVIP SSGA Developed International 150 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Kuraray	460,800	$6,835,971
Kyocera	121,400	5,833,668
Marubeni	1,027,816	5,279,991
Mazda Motor	352,600	5,409,506
Mitsubishi	308,933	7,042,459
Mitsubishi Electric	517,000	6,626,239
Mitsubishi Heavy Industries	1,422,000	5,948,379
Mitsubishi Tanabe Pharma	305,521	6,543,780
Mitsubishi UFJ Financial Group Class F	1,142,432	5,787,659
Mitsui & Co.	455,300	6,309,952
Mizuho Financial Group	3,537,500	5,962,239
NEC	2,186,000	5,638,210
NH Foods	238,000	5,749,463
Nippon Telegraph & Telephone	123,800	5,662,116
Nissan Motor	562,462	5,517,120
Nomura Holdings	1,187,200	5,320,484
NSK	591,900	6,068,610
Otsuka Holdings	147,079	6,704,253
Panasonic	612,300	6,123,954
Resona Holdings	1,518,534	6,386,348
Ricoh	518,583	4,692,875
Rohm	123,400	6,504,470
Seiko Epson	325,827	6,273,928
Sekisui House	315,255	5,370,897
Sumitomo Mitsui Financial Group	173,300	5,854,007
Sumitomo Mitsui Trust Holdings	183,000	5,978,905
†Tokyo Electric Power Holdings	1,044,300	4,523,811
Tokyo Electron	83,800	7,406,577
Toyota Industries	120,200	5,579,277
Toyota Motor	98,982	5,741,594
Yamaha Motor	339,100	6,850,944

		313,742,649

Netherlands–0.66%
Royal Dutch Shell Class B	227,461	5,897,086

		5,897,086

Norway–2.54%
DNB	456,932	6,007,171
Orkla	609,042	6,306,785
Statoil	347,079	5,826,866
Yara International	140,157	4,670,453

		22,811,275

Portugal–0.60%
EDP - Energias de Portugal	1,588,744	5,331,838

		5,331,838

Singapore–1.15%
Keppel	1,268,600	5,049,054
Wilmar International	2,215,900	5,260,961

		10,310,015

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Spain–4.47%
Abertis Infraestructuras	356,321	$5,551,282
ACS Actividades de Construccion y Servicios	190,836	5,768,766
Banco Santander	1,219,630	5,410,699
Endesa	281,779	6,041,265
Gas Natural SDG	273,620	5,625,099
Repsol	489,225	6,645,750
Telefonica	500,857	5,065,190

		40,108,051

Sweden–2.42%
†Kinnevik Class B	200,491	5,113,259
Nordea Bank	582,070	5,780,232
Telia	1,076,621	4,822,277
Volvo Class B	522,414	5,964,856

		21,680,624

Switzerland–4.71%
†Aryzta	136,148	6,056,101
†Credit Suisse Group	380,337	4,998,630
†Glencore	2,540,127	6,955,313
†LafargeHolcim	124,168	6,725,572
Novartis	74,257	5,860,387
Swiss Re	60,053	5,423,893
†Zurich Insurance Group	24,019	6,194,358

		42,214,254

United Kingdom–11.59%
Anglo American	766,907	9,563,947
AstraZeneca	98,302	6,365,239
Barclays	2,516,823	5,456,528
Berkeley Group Holdings	120,322	4,020,408
BHP Billiton	493,406	7,420,121
Cobham	2,102,109	4,573,142
HSBC Holdings	876,266	6,586,689
J Sainsbury	1,393,568	4,438,602
Marks & Spencer Group	978,515	4,197,950
Meggitt	974,295	5,686,675
Pearson	434,957	4,251,990
Rio Tinto	198,228	6,588,351
†Rolls-Royce Holdings	566,053	5,281,106
Royal Dutch Shell Class A	4,420	109,960
Royal Mail	809,074	5,134,081
†Standard Chartered	871,790	7,094,418
Tate & Lyle	685,834	6,657,221
Vodafone Group	1,758,952	5,044,545
Wm Morrison Supermarkets	1,920,336	5,422,356

		103,893,329

Total Common Stock (Cost $866,876,435)		865,959,427

LVIP SSGA Developed International 150 Fund–2

LVIP SSGA Developed International 150 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–0.60%
Germany–0.60%
Porsche Automobil Holding 2.15%	105,790	$5,411,462

Total Preferred Stock (Cost $5,496,908)		5,411,462

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–1.95%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	17,491,186	$17,491,186

Total Money Market Fund (Cost $17,491,186)		17,491,186

TOTAL VALUE OF SECURITIES–99.11% (Cost $889,864,529)	888,862,075
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.89%	8,004,086

NET ASSETS APPLICABLE TO 112,630,052 SHARES OUTSTANDING–100.00%	$896,866,161

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $1,045,397 cash collateral held at broker for futures contracts as of September 30, 2016.

The following futures contracts were outstanding at September 30, 2016:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
323 E-mini MSCI EAFE Index	$27,008,137	$27,563,205	12/19/16	$555,068

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

REIT–Real Estate Investment Trust

LVIP SSGA Developed International 150 Fund–3

LVIP SSGA Developed International 150 Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Developed International 150 Fund (the “Fund”) is an investment company in conformity with U.S generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$889,768,254

Aggregate unrealized appreciation	$87,983,484
Aggregate unrealized depreciation	(88,985,938)

Net unrealized depreciation	$(1,002,454)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSGA Developed International 150 Fund–4

LVIP SSGA Developed International 150 Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Total
Common Stock
Australia	$—	$61,515,460	$61,515,460
Austria	—	11,719,866	11,719,866
Belgium	—	5,120,265	5,120,265
Canada	10,319,788	—	10,319,788
Denmark	—	12,660,589	12,660,589
Finland	—	17,956,772	17,956,772
France	—	59,493,306	59,493,306
Germany	—	50,510,054	50,510,054
Hong Kong	5,770,072	55,848,588	61,618,660
Israel	—	9,055,546	9,055,546
Japan	—	313,742,649	313,742,649
Netherlands	—	5,897,086	5,897,086
Norway	—	22,811,275	22,811,275
Portugal	—	5,331,838	5,331,838
Singapore	—	10,310,015	10,310,015
Spain	—	40,108,051	40,108,051
Sweden	—	21,680,624	21,680,624
Switzerland	—	42,214,254	42,214,254
United Kingdom	—	103,893,329	103,893,329
Money Market Fund	17,491,186	—	17,491,186
Preferred Stock	—	5,411,462	5,411,462

Total	$33,581,046	$855,281,029	$888,862,075

Futures Contracts	$555,068	$—	$555,068

There were no Level 3 investments at the beginning or end of the period.

As a result of international fair value pricing at September 30, 2016, a majority of the Portfolio was categorized as Level 2.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Developed International 150 Fund–5

LVIP SSGA Emerging Markets 100 Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–94.98%
Brazil–2.37%
Banco do Brasil	988,526	$6,978,939
JBS	1,719,400	6,249,192

		13,228,131

Czech Republic–0.96%
CEZ	301,404	5,384,512

		5,384,512

Greece–1.11%
OPAP	734,083	6,213,405

		6,213,405

■Hong Kong–39.97%
Agricultural Bank of China	14,215,000	6,131,453
Anhui Conch Cement	2,061,500	5,697,718
Bank of China	12,520,100	5,781,831
Beijing Enterprises Holdings	978,500	4,993,540
Belle International Holdings	8,551,000	5,920,533
Brilliance China Automotive Holdings	5,514,000	6,221,314
China Cinda Asset Management	14,861,000	5,292,667
China Communications Construction	4,873,000	5,171,461
China Conch Venture Holdings	2,841,000	5,559,924
China Construction Bank	8,085,000	6,072,145
China Everbright	2,422,000	4,995,052
China Everbright Bank	10,999,000	5,151,321
China Medical System Holdings	3,738,100	6,319,602
China Mengniu Dairy	3,606,000	6,749,171
China Merchants Bank	2,446,500	6,221,534
China Merchants Port Holdings	1,878,983	5,040,348
China Minsheng Banking	5,522,500	6,415,609
China Power International Development	10,847,000	4,202,662
China Railway Construction	4,606,000	5,277,859
China Railway Group	7,107,000	5,195,919
China Resources Power Holdings	2,838,238	4,934,098
China Shenhua Energy	3,162,000	6,249,634
CITIC	3,332,000	4,791,742
CNOOC	4,387,000	5,534,260
COSCO SHIPPING Ports	4,368,000	4,494,263
Country Garden Holdings	13,198,733	7,013,007
Dongfeng Motor Group	4,156,000	4,191,111
GOME Electrical Appliances Holding	35,741,000	4,408,952
Great Wall Motor	6,145,500	6,043,201
Guangzhou Automobile Group	5,100,000	6,595,860
Hengan International Group	629,500	5,253,322
Huaneng Power International	5,774,000	3,641,799
Industrial & Commercial Bank of China	9,289,000	5,895,456
Jiangxi Copper	4,114,000	4,725,231
Longfor Properties	3,763,500	5,813,941
Shimao Property Holdings	3,261,500	4,457,624
Sino-Ocean Land Holdings	10,777,000	5,003,127
Sinopharm Group	1,276,400	6,182,023

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Sun Art Retail Group	7,608,000	$5,262,210
Tingyi Cayman Islands Holding	5,062,000	5,889,028
Want Want China Holdings	7,191,000	4,475,219

		223,266,771

Hungary–0.98%
Richter Gedeon	269,667	5,480,328

		5,480,328

India–1.09%
Oil & Natural Gas Corp	1,574,351	6,088,895

		6,088,895

Indonesia–2.24%
Indofood Sukses Makmur	9,660,500	6,460,804
United Tractors	4,424,500	6,028,051

		12,488,855

Malaysia–0.80%
AMMB Holdings	4,522,300	4,475,945

		4,475,945

Philippines–0.75%
PLDT	118,660	4,197,014

		4,197,014

Poland–1.58%
KGHM Polska Miedz	260,308	5,072,013
PGE Polska Grupa Energetyczna	1,402,209	3,725,268

		8,797,281

Qatar–1.00%
Ooredoo	212,257	5,595,862

		5,595,862

Republic of Korea–13.15%
BNK Financial Group	662,840	5,188,897
E-MART	33,257	4,771,808
Hana Financial Group	255,610	6,507,539
Hyundai Mobis	23,767	5,964,477
Hyundai Motor	38,686	4,780,879
Hyundai Steel	106,917	4,970,013
Industrial Bank of Korea	502,870	5,482,678
KB Financial Group	186,380	6,410,532
Kia Motors	120,556	4,631,987
KT&G	54,745	6,234,328
LG Display	231,090	5,907,836
SK Telecom	28,521	5,847,964
Woori Bank ADR	650,298	6,759,269

		73,458,207

Russia–2.87%
Gazprom ADR	1,207,920	5,091,722
Lukoil ADR	134,841	6,575,237

LVIP SSGA Emerging Markets 100 Fund–1

LVIP SSGA Emerging Markets 100 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Russia (continued)
Surgutneftegas ADR	905,539	$4,360,936

		16,027,895

South Africa–4.33%
Imperial Holdings	542,208	6,620,634
MTN Group	617,222	5,291,347
Nedbank Group	415,091	6,751,477
Netcare	2,237,696	5,492,812

		24,156,270

Taiwan–17.07%
Asustek Computer	575,000	5,139,880
AU Optronics	17,303,000	6,351,983
Cathay Financial Holding	4,360,000	5,605,946
Cheng Shin Rubber Industry	2,523,000	5,322,437
Compal Electronics	7,636,000	4,727,791
Far Eastern New Century	5,665,480	4,250,542
Foxconn Technology	2,345,240	6,915,246
Fubon Financial Holding	4,136,000	6,145,704
Innolux	14,107,000	4,794,463
Inventec	7,227,000	5,932,818
MediaTek	632,000	4,852,443
Nan Ya Plastics	2,266,000	4,500,562
Pou Chen	3,894,000	5,502,083
SinoPac Financial Holdings	16,536,638	4,895,636
Taiwan Cement	4,914,000	5,604,857
United Microelectronics	11,634,000	4,296,052
WPG Holdings	4,807,000	5,703,139
Yuanta Financial Holding	13,394,934	4,804,275

		95,345,857

Thailand–1.26%
Charoen Pokphand Foods-Foreign	7,689,626	7,046,050

		7,046,050

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Turkey–2.51%
Eregli Demir ve Celik Fabrikalari	3,665,227	$5,044,057
†Turkcell Iletisim Hizmetleri	1,238,242	4,003,714
Turkiye Is Bankasi Class C	3,127,015	4,950,018

		13,997,789

United Arab Emirates–0.94%
Dubai Islamic Bank	3,554,455	5,236,525

		5,236,525

Total Common Stock (Cost $536,656,414)		530,485,592

ΔPREFERRED STOCK–2.51%
Brazil–2.51%
Cia Brasileira de Distribuicao 0.11%	373,800	6,144,658
Vale 2.24%	1,651,100	7,854,040

Total Preferred Stock (Cost $10,883,136)		13,998,698

MONEY MARKET FUND–2.12%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	11,853,373	11,853,373

Total Money Market Fund (Cost $11,853,373)		11,853,373

TOTAL VALUE OF SECURITIES–99.61% (Cost $559,392,923)	556,337,663
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.39%	2,189,355

NET ASSETS APPLICABLE TO 66,023,347 SHARES OUTSTANDING–100.00%	$558,527,018

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $650,230 cash collateral held at broker for futures contracts as of September 30, 2016.

LVIP SSGA Emerging Markets 100 Fund–2

LVIP SSGA Emerging Markets 100 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2016:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(314) E-mini MSCI Emerging Markets Index	$(14,228,236)	$(14,326,250)	12/19/16	$98,014

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

ADR–American Depositary Receipt

LVIP SSGA Emerging Markets 100 Fund–3

LVIP SSGA Emerging Markets 100 Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Emerging Markets 100 Fund (the “Fund”) is an investment company in conformity with U.S generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$559,392,923

Aggregate unrealized appreciation	$49,666,542
Aggregate unrealized depreciation	(52,721,802)

Net unrealized depreciation	$(3,055,260)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSGA Emerging Markets 100 Fund–4

LVIP SSGA Emerging Markets 100 Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Total
Common Stock
Brazil	$13,228,131	$—	$13,228,131
Czech Republic	—	5,384,512	5,384,512
Greece	—	6,213,405	6,213,405
Hong Kong	—	223,266,771	223,266,771
Hungary	—	5,480,328	5,480,328
India	—	6,088,895	6,088,895
Indonesia	—	12,488,855	12,488,855
Malaysia	—	4,475,945	4,475,945
Philippines	—	4,197,014	4,197,014
Poland	—	8,797,281	8,797,281
Qatar	—	5,595,862	5,595,862
Republic of Korea	—	73,458,207	73,458,207
Russia	—	16,027,895	16,027,895
South Africa	—	24,156,270	24,156,270
Taiwan	—	95,345,857	95,345,857
Thailand	—	7,046,050	7,046,050
Turkey	—	13,997,789	13,997,789
United Arab Emirates	—	5,236,525	5,236,525
Money Market Fund	11,853,373	—	11,853,373
Preferred Stock	13,998,698	—	13,998,698

Total	$39,080,202	$517,257,461	$556,337,663

Futures Contracts	$98,014	$—	$98,014

There were no Level 3 investments at the end of the period.

As a result of international fair value pricing at September 30, 2016, a majority of the portfolio was categorized as Level 2.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Emerging Markets 100 Fund–5

LVIP SSGA Large Cap 100 Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.80%
Auto Components–2.93%
BorgWarner	344,546	$12,121,129
Johnson Controls International	331,972	15,446,646
Lear	115,111	13,953,755

		41,521,530

Automobiles–2.74%
Ford Motor	974,003	11,756,216
General Motors	410,848	13,052,641
Harley-Davidson	265,803	13,978,580

		38,787,437

Banks–8.19%
Bank of America	929,894	14,552,840
BB&T	377,591	14,242,733
Fifth Third Bancorp	743,895	15,220,092
Huntington Bancshares	1,326,481	13,079,103
JPMorgan Chase & Co.	213,849	14,240,205
KeyCorp	1,136,874	13,835,757
Regions Financial	1,578,270	15,577,525
SunTrust Banks	347,603	15,225,011

		115,973,266

Biotechnology–1.00%
Amgen	85,227	14,216,716

		14,216,716

Capital Markets–0.93%
Invesco	419,411	13,114,982

		13,114,982

Chemicals–2.40%
CF Industries Holdings	398,265	9,697,753
Dow Chemical	247,886	12,847,931
Mosaic	466,659	11,414,479

		33,960,163

Communications Equipment–1.02%
Cisco Systems	455,009	14,432,886

		14,432,886

Construction & Engineering–0.85%
Fluor	235,026	12,061,534

		12,061,534

Consumer Finance–1.88%
Ally Financial	693,627	13,504,918
Capital One Financial	182,342	13,097,626

		26,602,544

Containers & Packaging–2.19%
International Paper	311,881	14,964,051
WestRock	330,161	16,006,205

		30,970,256

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Telecommunication Services–0.79%
CenturyLink	408,297	$11,199,587

		11,199,587

Electric Utilities–2.62%
Duke Energy	159,512	12,767,340
Entergy	161,311	12,377,394
Exelon	360,260	11,993,055

		37,137,789

Electrical Equipment–1.85%
Eaton	203,962	13,402,343
Emerson Electric	233,874	12,748,472

		26,150,815

Electronic Equipment, Instruments & Components–1.05%
Corning	628,205	14,857,048

		14,857,048

Energy Equipment & Services–1.06%
National Oilwell Varco	408,404	15,004,763

		15,004,763

Equity Real Estate Investment Trusts–0.93%
Macerich	161,996	13,100,617

		13,100,617

Food & Staples Retailing–2.62%
CVS Health	125,399	11,159,257
Walgreens Boots Alliance	154,514	12,456,919
Wal-Mart Stores	187,091	13,493,003

		37,109,179

Food Products–4.13%
Archer-Daniels-Midland	348,813	14,709,444
Bunge	227,787	13,491,824
Ingredion	121,385	16,151,488
Mondelez International	321,972	14,134,571

		58,487,327

Health Care Equipment & Supplies–3.30%
Abbott Laboratories	312,131	13,200,020
Medtronic	171,977	14,858,812
St. Jude Medical	234,431	18,698,217

		46,757,049

Health Care Providers & Services–4.54%
Aetna	113,207	13,069,748
Anthem	90,885	11,388,799
Cardinal Health	156,147	12,132,622
Humana	69,071	12,217,969
Quest Diagnostics	182,277	15,426,103

		64,235,241

LVIP SSGA Large Cap 100 Fund–1

LVIP SSGA Large Cap 100 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure–0.90%
Carnival	260,005	$12,693,444

		12,693,444

Household Durables–2.58%
DR Horton	432,732	13,068,506
Lennar	274,467	11,620,933
Whirlpool	72,662	11,782,870

		36,472,309

Household Products–0.97%
Procter & Gamble	153,481	13,774,920

		13,774,920

Independent Power & Renewable Electricity Producers–1.00%
AES	1,099,519	14,128,819

		14,128,819

Insurance–5.89%
American International Group	240,151	14,250,561
Everest Re Group	66,524	12,637,564
MetLife	300,701	13,360,145
Principal Financial Group	327,040	16,845,830
Prudential Financial	179,740	14,675,771
Xl Group	347,476	11,685,618

		83,455,489

Internet Software & Services–1.11%
†Yahoo	364,954	15,729,517

		15,729,517

IT Services–0.86%
@Xerox	1,196,724	12,122,814

		12,122,814

Machinery–6.19%
Caterpillar	168,917	14,994,762
Cummins	118,413	15,174,626
Deere & Co.	158,514	13,529,170
Dover	196,898	14,499,568
PACCAR	238,029	13,991,345
Pentair	241,617	15,521,476

		87,710,947

Media–1.88%
Time Warner	181,711	14,466,013
Viacom Class B	320,597	12,214,745

		26,680,758

Multiline Retail–2.37%
Kohl’s	277,014	12,119,363
Macy’s	292,543	10,838,718
Target	155,078	10,650,757

		33,608,838

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multi-Utilities–2.61%
Ameren	258,285	$12,702,456
Consolidated Edison	168,324	12,674,798
Public Service Enterprise Group	276,273	11,567,550

		36,944,804

Oil, Gas & Consumable Fuels–5.98%
Chevron	134,096	13,801,160
Devon Energy	480,598	21,199,178
Marathon Petroleum	345,026	14,004,605
Valero Energy	193,197	10,239,441
Williams	828,774	25,468,225

		84,712,609

Pharmaceuticals–1.99%
Johnson & Johnson	117,401	13,868,580
Pfizer	422,954	14,325,452

		28,194,032

Road & Rail–3.17%
CSX	486,092	14,825,806
Norfolk Southern	151,718	14,725,749
Union Pacific	157,228	15,334,447

		44,886,002

Semiconductors & Semiconductor Equipment–4.87%
Intel	399,077	15,065,156
Lam Research	161,244	15,271,419
†Micron Technology	1,211,510	21,540,648
QUALCOMM	250,115	17,132,878

		69,010,101

Software–2.17%
@CA	413,957	13,693,698
Symantec	679,881	17,065,013

		30,758,711

Specialty Retail–1.79%
Best Buy	406,514	15,520,704
Gap	442,286	9,836,441

		25,357,145

Technology Hardware, Storage & Peripherals–4.63%
Hewlett Packard Enterprise	724,025	16,471,569
HP	1,053,945	16,367,766
NetApp	482,933	17,298,660
Western Digital	264,332	15,455,492

		65,593,487

LVIP SSGA Large Cap 100 Fund –2

LVIP SSGA Large Cap 100 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrifts & Mortgage Finance–0.82%
New York Community Bancorp	811,247	$11,544,045

		11,544,045

Total Common Stock (Cost $1,272,866,326)		1,399,059,520

MONEY MARKET FUND–1.05%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	14,803,680	14,803,680

Total Money Market Fund (Cost $14,803,680)		14,803,680

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENT–0.09%
≠U.S. Treasury Obligations–0.09%
U.S. Treasury Bill
¥ 0.42% 3/2/17	1,270,000	$1,268,118

Total Short-Term Investment (Cost $1,267,748)		1,268,118

TOTAL VALUE OF SECURITIES–99.94% (Cost $1,288,937,754)	1,415,131,318
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	898,504

NET ASSETS APPLICABLE TO 108,063,615 SHARES OUTSTANDING–100.00%	$1,416,029,822

† Non-income producing for the period.

«Includes $231,507 cash collateral due to broker for futures contracts as of September 30, 2016.

@	Illiquid security. At September 30, 2016, the aggregate value of illiquid securities was $25,816,512, which represents 1.82% of the Fund’s net assets.

≠ The rate shown is the effective yield at the time of purchase.

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥ Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at September 30, 2016:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
177 E-mini S&P 500 Index	$18,782,718	$19,119,540	12/19/16	$336,822

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

IT - Information Technology

LVIP SSGA Large Cap 100 Fund –3

LVIP SSGA Large Cap 100 Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Large Cap 100 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value. U.S. government securities and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. This was priced using the mean price from IDC on September 30, 2016. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are reliable or not readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,288,937,754

Aggregate unrealized appreciation	$166,476,203
Aggregate unrealized depreciation	(40,282,639)

Net unrealized appreciation	$126,193,564

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSGA Large Cap 100 Fund–4

LVIP SSGA Large Cap 100 Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Total
Common Stock
Auto Components	$41,521,530	$—	$41,521,530
Automobiles	38,787,437	—	38,787,437
Banks	115,973,266	—	115,973,266
Biotechnology	14,216,716	—	14,216,716
Capital Markets	13,114,982	—	13,114,982
Chemicals	33,960,163	—	33,960,163
Communications Equipment	14,432,886	—	14,432,886
Construction & Engineering	12,061,534	—	12,061,534
Consumer Finance	26,602,544	—	26,602,544
Containers & Packaging	30,970,256	—	30,970,256
Diversified Telecommunication Services	11,199,587	—	11,199,587
Electric Utilities	37,137,789	—	37,137,789
Electrical Equipment	26,150,815	—	26,150,815
Electronic Equipment, Instruments & Components	14,857,048	—	14,857,048
Energy Equipment & Services	15,004,763	—	15,004,763
Equity Real Estate Investment Trusts	13,100,617	—	13,100,617
Food & Staples Retailing	37,109,179	—	37,109,179
Food Products	58,487,327	—	58,487,327
Health Care Equipment & Supplies	46,757,049	—	46,757,049
Health Care Providers & Services	64,235,241	—	64,235,241
Hotels, Restaurants & Leisure	12,693,444	—	12,693,444
Household Durables	36,472,309	—	36,472,309
Household Products	13,774,920	—	13,774,920
Independent Power & Renewable Electricity Producers	14,128,819	—	14,128,819
Insurance	83,455,489	—	83,455,489
Internet Software & Services	15,729,517	—	15,729,517
IT Services	—	12,122,814	12,122,814
Machinery	87,710,947	—	87,710,947
Media	26,680,758	—	26,680,758
Multiline Retail	33,608,838	—	33,608,838
Multi-Utilities	36,944,804	—	36,944,804
Oil, Gas & Consumable Fuels	84,712,609	—	84,712,609
Pharmaceuticals	28,194,032	—	28,194,032
Road & Rail	44,886,002	—	44,886,002
Semiconductors & Semiconductor Equipment	69,010,101	—	69,010,101
Software	17,065,013	13,693,698	30,758,711
Specialty Retail	25,357,145	—	25,357,145
Technology Hardware, Storage & Peripherals	65,593,487	—	65,593,487
Thrifts & Mortgage Finance	11,544,045	—	11,544,045
Money Market Fund	14,803,680	—	14,803,680
Short-Term Investments	—	1,268,118	1,268,118

Total	$1,388,046,688	$27,084,630	$1,415,131,318

Futures Contracts	$336,822	$—	$336,822

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Large Cap 100 Fund–5

LVIP SSGA Small-Mid Cap 200 Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.61%
Aerospace & Defense–0.83%
National Presto Industries	13,009	$1,142,060
Triumph Group	34,544	963,087

		2,105,147

Air Freight & Logistics–0.46%
†Atlas Air Worldwide Holdings	27,408	1,173,611

		1,173,611

Auto Components–0.46%
Metaldyne Performance Group	73,994	1,172,805

		1,172,805

Banks–5.21%
CIT Group	33,270	1,207,701
Hancock Holding	46,529	1,508,936
Old National Bancorp	93,497	1,314,568
PacWest Bancorp	30,096	1,291,419
Popular	39,742	1,518,939
Prosperity Bancshares	24,393	1,338,932
Trustmark	48,492	1,336,440
Umpqua Holdings	70,002	1,053,530
Univest Corp. of Pennsylvania	58,300	1,361,888
WesBanco	38,705	1,272,620

		13,204,973

Biotechnology–3.50%
†AMAG Pharmaceuticals	51,890	1,271,824
†Aptevo Therapeutics	16,194	41,457
†Concert Pharmaceuticals	85,981	869,268
†Emergent BioSolutions	32,989	1,040,143
†Enanta Pharmaceuticals	41,144	1,094,842
†NewLink Genetics	63,393	952,163
PDL BioPharma	355,970	1,192,499
†Vanda Pharmaceuticals	145,058	2,413,765

		8,875,961

Capital Markets–0.44%
GAIN Capital Holdings	178,899	1,105,596

		1,105,596

Chemicals–1.56%
FutureFuel	94,132	1,061,809
Innophos Holdings	38,241	1,492,546
Olin	67,687	1,388,937

		3,943,292

Commercial Services & Supplies–2.19%
†ARC Document Solutions	266,925	998,299
Essendant	36,113	741,039
McGrath RentCorp	45,798	1,452,254
Quad/Graphics	87,855	2,347,486

		5,539,078

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment–1.78%
Brocade Communications Systems	108,056	$997,357
Comtech Telecommunications	48,332	619,133
†Digi International	124,900	1,423,860
†NetScout Systems	50,577	1,479,377

		4,519,727

Construction & Engineering–0.97%
†Great Lakes Dredge & Dock	252,875	885,062
†Tutor Perini	73,338	1,574,567

		2,459,629

Consumer Finance–1.11%
Navient	92,915	1,344,480
†Santander Consumer USA Holdings	120,783	1,468,721

		2,813,201

Containers & Packaging–0.68%
Greif Class A	34,673	1,719,434

		1,719,434

Diversified Consumer Services–0.97%
†Apollo Education Group Class A	134,108	1,066,159
DeVry Education Group	60,882	1,403,939

		2,470,098

Diversified Telecommunication Services–0.49%
†Iridium Communications	154,228	1,250,789

		1,250,789

Electric Utilities–1.95%
ALLETE	19,363	1,154,422
OGE Energy	39,335	1,243,773
Otter Tail	38,733	1,339,774
Portland General Electric	28,400	1,209,556

		4,947,525

Electronic Equipment, Instruments & Components–8.40%
†Anixter International	21,725	1,401,263
†Arrow Electronics	17,677	1,130,798
Avnet	25,409	1,043,294
AVX	90,236	1,244,354
†Benchmark Electronics	50,091	1,249,770
CTS	72,313	1,345,022
Ingram Micro	30,698	1,094,691
†Insight Enterprises	39,224	1,276,741
Jabil Circuit	58,693	1,280,681
Methode Electronics	40,228	1,406,773
Park Electrochemical	73,819	1,282,236
PC Connection	47,479	1,254,395
†Plexus	29,074	1,360,082
†Sanmina	48,837	1,390,389
†ScanSource	28,237	1,030,651
†Tech Data	14,390	1,218,977

LVIP SSGA Small-Mid Cap 200 Fund–1

LVIP SSGA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Vishay Intertechnology	91,046	$1,282,838

		21,292,955

Energy Equipment & Services–2.43%
Archrock	161,422	2,111,400
Atwood Oceanics	132,170	1,148,557
†Hornbeck Offshore Services	118,099	649,545
Noble	107,559	681,924
†PHI	59,325	1,077,935
Tidewater	171,734	484,290

		6,153,651

Equity Real Estate Investment Trusts–4.19%
Ashford Hospitality Trust	193,763	1,141,264
CorEnergy Infrastructure Trust	63,974	1,876,358
DiamondRock Hospitality	114,061	1,037,955
Independence Realty Trust	165,147	1,486,323
Paramount Group	70,980	1,163,362
Parkway Properties	75,087	1,277,230
Select Income REIT	49,887	1,341,960
Summit Hotel Properties	97,474	1,282,758

		10,607,210

Food & Staples Retailing–1.03%
Andersons	37,369	1,352,010
Ingles Markets Class A	31,737	1,254,881

		2,606,891

Food Products–0.71%
Cal-Maine Foods	22,277	858,555
†Seneca Foods Class A	33,557	947,650

		1,806,205

Health Care Equipment & Supplies–2.70%
Analogic	14,744	1,306,319
†AngioDynamics	95,000	1,666,300
†Exactech	60,206	1,627,368
†Integer Holdings	32,929	714,230
†Merit Medical Systems	63,207	1,535,298

		6,849,515

Health Care Providers & Services–4.85%
Aceto	51,152	971,377
†Almost Family	32,000	1,176,640
†Community Health Systems	65,373	754,404
Kindred Healthcare	95,358	974,559
†LHC Group	32,471	1,197,530
†LifePoint Health	17,015	1,007,798
†MEDNAX	17,261	1,143,541
National HealthCare	18,460	1,218,175
†PharMerica	53,992	1,515,555
†Quorum Health	—	2
†Select Medical Holdings	99,817	1,347,530

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Triple-S Management Class B	45,192	$991,061

		12,298,172

Hotels, Restaurants & Leisure–1.48%
†Caesars Entertainment	177,738	1,324,148
Interval Leisure Group	79,315	1,361,839
Speedway Motorsports	59,500	1,062,670

		3,748,657

Household Durables–4.78%
†Beazer Homes USA	134,620	1,569,669
CalAtlantic Group	34,819	1,164,347
†Century Communities	70,221	1,510,454
CSS Industries	40,653	1,039,904
†M/I Homes	61,988	1,461,057
MDC Holdings	46,890	1,209,762
NACCO Industries Class A	19,731	1,340,919
PulteGroup	62,022	1,242,921
†William Lyon Homes Class A	85,474	1,585,542

		12,124,575

Insurance–2.79%
American Equity Investment Life Holding	70,130	1,243,405
American National Insurance	9,807	1,196,062
Assured Guaranty	44,530	1,235,707
Maiden Holdings	87,002	1,104,055
Old Republic International	61,688	1,086,943
Validus Holdings	24,059	1,198,619

		7,064,791

Internet Software & Services–1.60%
†Blucora	228,047	2,554,127
InterActiveCorp	24,188	1,511,024

		4,065,151

IT Services–0.53%
ManTech International Class A	35,523	1,338,862

		1,338,862

Life Sciences Tools & Services–1.02%
†Bio-Rad Laboratories Class A	8,288	1,357,657
†VWR	42,905	1,216,786

		2,574,443

Machinery–6.31%
American Railcar Industries	27,033	1,121,058
†Chart Industries	52,763	1,732,209
Douglas Dynamics	49,550	1,582,627
Federal Signal	87,230	1,156,670
FreightCar America	72,907	1,048,403
Greenbrier	39,643	1,399,398
LB Foster Class A	65,929	791,807
Miller Industries	56,706	1,292,330

LVIP SSGA Small-Mid Cap 200 Fund–2

LVIP SSGA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
NN	85,987	$1,569,263
Oshkosh	27,395	1,534,120
†SPX FLOW	42,820	1,323,994
Trinity Industries	60,006	1,450,945

		16,002,824

Media–1.20%
Gannett	72,660	845,762
New Media Investment Group	68,824	1,066,772
Tribune Media Class A	30,849	1,126,606

		3,039,140

Metals & Mining–0.89%
Commercial Metals	66,101	1,070,175
Reliance Steel & Aluminum	16,345	1,177,331

		2,247,506

Mortgage Real Estate Investment Trusts–9.85%
AG Mortgage Investment Trust	86,984	1,369,998
Altisource Residential	97,769	1,065,682
Apollo Commercial Real Estate Finance	67,556	1,105,892
Ares Commercial Real Estate	103,146	1,299,640
Capstead Mortgage	111,981	1,055,981
Chimera Investment	80,236	1,279,764
Colony Capital	67,637	1,233,023
CYS Investments	140,519	1,225,326
Invesco Mortgage Capital	93,731	1,427,523
Ladder Capital Class A	94,605	1,252,570
MFA Financial	166,286	1,243,819
New Residential Investment	96,508	1,332,775
New York Mortgage Trust	245,577	1,478,374
Orchid Island Capital	108,156	1,126,985
PennyMac Mortgage Investment Trust	82,711	1,288,637
Redwood Trust	89,773	1,271,186
Resource Capital	96,828	1,240,367
Starwood Property Trust	58,546	1,318,456
Two Harbors Investment	140,346	1,197,151
Western Asset Mortgage Capital	110,294	1,149,263

		24,962,412

Multi-Utilities–0.59%
MDU Resources Group	58,393	1,485,518

		1,485,518

Oil, Gas & Consumable Fuels–2.61%
†Gener8 Maritime	168,203	861,199
†Oasis Petroleum	154,770	1,775,212
†Pacific Ethanol	239,613	1,655,726
SM Energy	59,915	2,311,521

		6,603,658

Paper & Forest Products–1.62%
Domtar	29,826	1,107,439

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Paper & Forest Products (continued)
KapStone Paper and Packaging	83,705	$1,583,699
Schweitzer-Mauduit International	36,369	1,402,389

		4,093,527

Personal Products–0.77%
Nu Skin Enterprises Class A	30,280	1,961,538

		1,961,538

Pharmaceuticals–2.87%
†ANI Pharmaceuticals	34,196	2,268,904
†=Depomed	83,681	2,089,515
†Lannett	60,844	1,616,625
†Mallinckrodt	18,497	1,290,721

		7,265,765

Road & Rail–1.45%
ArcBest	48,849	929,108
Celadon Group	102,228	893,473
†Roadrunner Transportation Systems	88,992	710,156
Ryder System	17,137	1,130,185

		3,662,922

Semiconductors & Semiconductor Equipment–3.09%
†Amkor Technology	197,159	1,916,386
†First Solar	16,416	648,268
Marvell Technology Group	107,979	1,432,881
MKS Instruments	30,807	1,532,032
†Photronics	111,249	1,146,977
†Xcerra	192,111	1,164,193

		7,840,737

Software–0.58%
Mentor Graphics	55,711	1,472,999

		1,472,999

Specialty Retail–4.05%
Big 5 Sporting Goods	101,581	1,383,533
GameStop Class A	36,524	1,007,697
Group 1 Automotive	19,021	1,215,062
Guess	60,025	876,965
Penske Automotive Group	28,969	1,395,726
Pier 1 Imports	173,336	734,945
Rent-A-Center	72,907	921,545
Stage Stores	144,566	811,015
Staples	103,052	881,095
Tailored Brands	66,496	1,043,987

		10,271,570

Textiles, Apparel & Luxury Goods–0.45%
†Iconix Brand Group	139,124	1,129,687

		1,129,687

LVIP SSGA Small-Mid Cap 200 Fund –3

LVIP SSGA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Tobacco–0.46%
Universal	19,843	$1,155,259

		1,155,259

Trading Companies & Distributors–1.86%
Aircastle	51,690	1,026,563
GATX	23,720	1,056,726
†Rush Enterprises Class A	62,765	1,536,487
Triton International	83,561	1,102,170

		4,721,946

Wireless Telecommunication Services–0.85%
Spok Holdings	66,367	1,182,660
†United States Cellular	26,404	959,521

		2,142,181

Total Common Stock (Cost $238,477,342)		249,891,133

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–1.42%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	3,600,955	$3,600,955

Total Money Market Fund (Cost $3,600,955)		3,600,955

	Principal Amount°

SHORT-TERM INVESTMENT–0.11%
≠U.S. Treasury Obligations–0.11%
U.S. Treasury Bill ¥ 0.33% 12/8/16	280,000	279,915

Total Short-Term Investment (Cost $279,825)		279,915

TOTAL VALUE OF SECURITIES–100.14% (Cost $242,358,122)	253,772,003
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.14%)	(353,176)

NET ASSETS APPLICABLE TO 19,649,281 SHARES OUTSTANDING–100.00%	$253,418,827

†	Non-income producing for the period.

«	Includes $46,929 cash collateral due to broker for futures contracts as of September 30, 2016.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2016, the aggregate value of fair valued securities was $2,089,515, which represents 0.82% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at September 30, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
20	E-mini Russell 2000 Index	$2,420,243	$2,496,600	12/19/16	$76,357
8	E-mini S&P MidCap 400 Index	1,234,108	1,239,680	12/19/16	5,572

					$81,929

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

IT–Information Technology

REIT–Real Estate Investment Trust

LVIP SSGA Small-Mid Cap 200 Fund–4

LVIP SSGA Small-Mid Cap 200 Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Small-Mid Cap 200 Fund (the “Fund”) is an investment company in conformity with U.S generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value. U.S. government securities and agency securities are valued at the mean between the bid and ask prices. This was priced using the mean price from IDC on September 30, 2016. Short-term debt securities utilize matrix system, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$242,358,122

Aggregate unrealized appreciation	$30,933,619
Aggregate unrealized depreciation	(19,519,738)

Net unrealized appreciation	$11,413,881

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of the restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP SSGA Small-Mid Cap 200 Fund–5

LVIP SSGA Small-Mid Cap 200 Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$2,105,147	$—	$—	$2,105,147
Air Freight & Logistics	1,173,611	—	—	1,173,611
Auto Components	1,172,805	—	—	1,172,805
Banks	13,204,973	—	—	13,204,973
Biotechnology	8,875,961	—	—	8,875,961
Capital Markets	1,105,596	—	—	1,105,596
Chemicals	3,943,292	—	—	3,943,292
Commercial Services & Supplies	5,539,078	—	—	5,539,078
Communications Equipment	4,519,727	—	—	4,519,727
Construction & Engineering	2,459,629	—	—	2,459,629
Consumer Finance	2,813,201	—	—	2,813,201
Containers & Packaging	1,719,434	—	—	1,719,434
Diversified Consumer Services	2,470,098	—	—	2,470,098
Diversified Telecommunication Services	1,250,789	—	—	1,250,789
Electric Utilities	4,947,525	—	—	4,947,525
Electronic Equipment, Instruments & Components	21,292,955	—	—	21,292,955
Energy Equipment & Services	6,153,651	—	—	6,153,651
Equity Real Estate Investment Trusts	10,607,210	—	—	10,607,210
Food & Staples Retailing	2,606,891	—	—	2,606,891
Food Products	1,806,205	—	—	1,806,205
Health Care Equipment & Supplies	6,849,515	—	—	6,849,515
Health Care Providers & Services	12,298,172	—	—	12,298,172
Hotels, Restaurants & Leisure	3,748,657	—	—	3,748,657
Household Durables	12,124,575	—	—	12,124,575
Insurance	7,064,791	—	—	7,064,791
Internet Software & Services	4,065,151	—	—	4,065,151
IT Services	1,338,862	—	—	1,338,862
Life Sciences Tools & Services	2,574,443	—	—	2,574,443
Machinery	16,002,824	—	—	16,002,824
Media	3,039,140	—	—	3,039,140
Metals & Mining	2,247,506	—	—	2,247,506
Mortgage Real Estate Investment Trusts	24,962,412	—	—	24,962,412
Multi-Utilities	1,485,518	—	—	1,485,518
Oil, Gas & Consumable Fuels	6,603,658	—	—	6,603,658
Paper & Forest Products	4,093,527	—	—	4,093,527
Personal Products	1,961,538	—	—	1,961,538
Pharmaceuticals	5,176,250	—	2,089,515	7,265,765
Road & Rail	3,662,922	—	—	3,662,922
Semiconductors & Semiconductor Equipment	7,840,737	—	—	7,840,737
Software	1,472,999	—	—	1,472,999
Specialty Retail	10,271,570	—	—	10,271,570
Textiles, Apparel & Luxury Goods	1,129,687	—	—	1,129,687
Tobacco	1,155,259	—	—	1,155,259
Trading Companies & Distributors	4,721,946	—	—	4,721,946
Wireless Telecommunication Services	2,142,181	—	—	2,142,181
Money Market Fund	3,600,955	—	—	3,600,955
Short-Term Investments	—	279,915	—	279,915

Total	$251,402,573	$279,915	$2,089,515	$253,772,003

Futures Contracts	$81,929	$—	$—	$81,929

There were no Level 3 investments at the beginning of the period.

LVIP SSGA Small-Mid Cap 200 Fund–6

LVIP SSGA Small-Mid Cap 200 Fund

Notes (continued)

2. Investments (continued)

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Small-Mid Cap 200 Fund–7

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–63.44%
Equity Funds–18.24%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	9,612,969	$126,035,631
LVIP SSGA S&P 500 Index Fund	1,264,717	19,342,577
LVIP SSGA Small-Cap Index Fund	179,761	4,822,999
LVIP SSGA Small-Mid Cap 200 Fund	2,274,027	29,364,507

		179,565,714

Fixed Income Funds–32.57%
SPDR® Barclays Aggregate Bond ETF	969,666	57,452,711
SPDR® Barclays TIPS ETF	1,486,920	86,464,398
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	15,011,913	176,705,226

		320,622,335

International Equity Funds–12.63%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Developed International 150 Fund	9,631,895	76,718,041
LVIP SSGA Emerging Markets 100 Fund	3,337,870	28,245,056
LVIP SSGA International Index Fund	2,274,523	19,317,527

		124,280,624

Total Affiliated Investments (Cost $584,829,408)		624,468,673

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–36.44%
Commodity Fund–3.08%
†SPDR® Gold Trust ETF	241,341	$30,322,083

		30,322,083

Equity Funds–19.00%
Consumer Staples Select Sector SPDR® Fund	358,228	19,061,312
Industrial Select Sector SPDR® Fund	330,590	19,299,844
SPDR® Dow Jones REIT ETF	290,295	28,266,024
SPDR® S&P 500 ETF Trust	177,725	38,441,917
SPDR® S&P 500 Growth ETF	183,530	19,312,862
SPDR® S&P 600 Small Cap ETF	131,409	14,657,360
SPDR® S&P Dividend ETF	336,584	28,394,226
Technology Select Sector SPDR® Fund	410,289	19,603,608

		187,037,153

Fixed Income Funds–5.09%
SPDR® Barclays High Yield Bond ETF	532,647	19,558,798
SPDR® Barclays Intermediate Term Corporate Bond ETF	608,106	21,228,980
SPDR® Barclays Long Term Treasury ETF	117,813	9,314,296

		50,102,074

International Equity Funds–4.61%
SPDR® S&P Emerging Markets ETF	107,960	6,540,217
SPDR® S&P World ex-US ETF	1,105,666	29,266,979
WisdomTree Europe Hedged Equity Fund	177,678	9,548,416

		45,355,612

Money Market Fund–4.66%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	45,926,850	45,926,850

		45,926,850

Total Unaffiliated Investments (Cost $338,990,996)		358,743,772

TOTAL VALUE OF SECURITIES–99.88% (Cost $923,820,404)	983,212,445
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	1,153,898

NET ASSETS APPLICABLE TO 86,871,816 SHARES OUTSTANDING–100.00%	$984,366,343

†	Non-income producing for the period.

*	Standard Class shares.

«	Includes $658 cash collateral due to broker and $36,169 foreign currencies collateral held at broker for futures contracts as of September 30, 2016.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–1

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
28	British Pound Currency	$2,280,145	$2,274,475	12/20/16	$(5,670)
20	E-mini MSCI Emerging Markets Index	919,006	912,500	12/19/16	(6,506)
73	E-mini S&P 500 Index	7,900,575	7,885,460	12/19/16	(15,115)
7	E-mini S&P MidCap 400 Index	1,086,274	1,084,720	12/19/16	(1,554)
27	Euro Currency	3,803,355	3,805,988	12/20/16	2,633
114	Euro STOXX 50 Index	3,848,465	3,834,173	12/19/16	(14,292)
26	FTSE 100 Index	2,325,162	2,310,971	12/19/16	(14,191)
22	Japanese Yen Currency	2,718,143	2,719,888	12/20/16	1,745
16	Nikkei 225 Index (OSE)	2,595,628	2,595,533	12/9/16	(95)

					$(53,045)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

REIT–Real Estate Investment Trust

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation–Protected Securities

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–2

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Global Tactical Allocation Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in exchange traded funds (“ETFs”) and open-end investment companies that are advised by Lincoln Investment Advisors Corporation or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$923,820,404

Aggregate unrealized appreciation	$59,994,157
Aggregate unrealized depreciation	(602,116)

Net unrealized appreciation	$59,392,041

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Affiliated Investments	$624,468,673
Unaffiliated Investments	358,743,772

Total	$983,212,445

Futures Contracts	$(53,045)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–3

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016 were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
LVIP SSGA Bond Index Fund	$159,457,603	$33,741,898	$25,681,554	$12,233	$176,705,226	$197,253	$—
LVIP SSGA Developed International 150 Fund	121,026,725	6,958,808	52,561,017	(12,007,176)	76,718,041	167,151	1,699,012
LVIP SSGA Emerging Markets 100 Fund	9,477,379	19,735,940	4,475,434	(687,357)	28,245,056	43,897	—
LVIP SSGA International Index Fund	48,056,172	1,874,061	30,695,137	394,060	19,317,527	74,061	—
LVIP SSGA Large Cap 100 Fund	125,782,124	20,129,649	23,203,181	(2,173,745)	126,035,631	—	12,308,184
LVIP SSGA S&P 500 Index Fund	19,207,038	9,691,620	9,290,951	3,310,733	19,342,577	8,648	242,972
LVIP SSGA Small-Cap Index Fund	4,909,081	94,531	620,000	79,423	4,822,999	874	93,657
LVIP SSGA Small-Mid Cap 200 Fund	29,025,221	2,413,952	5,110,426	(1,028,054)	29,364,507	—	1,463,952
SPDR® Barclays Aggregated Bond ETF[1]	—	22,071,448	15,539,830	(91,207)	57,452,711	1,025,637	—
SPDR® Barclays TIPS ETF	77,762,418	12,086,376	8,554,730	(468,124)	86,464,398	1,246,972	—

Total	$594,703,761	$128,798,283	$175,732,260	$(12,659,214)	$624,468,673	$2,764,493	$15,807,777

1Fund was not deemed to be an affiliate at 12/31/15.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–4

LVIP SSGA International Index Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–97.80%
Australia–7.24%
AGL Energy	113,597	$1,663,096
Alumina	468,716	527,705
Amcor	194,989	2,271,097
AMP	497,975	2,024,455
APA Group	187,609	1,229,132
Aristocrat Leisure	93,145	1,133,288
ASX	33,852	1,254,161
Aurizon Holdings	349,519	1,263,736
AusNet Services	266,873	336,373
Australia & New Zealand Banking Group	491,210	10,463,538
Bank of Queensland	64,146	561,820
Bendigo & Adelaide Bank	78,504	651,097
BGP Holdings	311,611	1,213,430
†@=BGP Holdings	160,069	0
BHP Billiton	540,731	9,366,810
Boral	130,004	676,278
Brambles	267,018	2,461,248
Caltex Australia	43,911	1,160,953
Challenger	96,172	753,096
CIMIC Group	17,957	397,703
Coca-Cola Amatil	104,489	823,911
Cochlear	9,787	1,060,842
Commonwealth Bank of Australia	288,767	16,102,577
Computershare	76,199	604,376
Crown Resorts	59,112	596,286
CSL	77,027	6,333,975
Dexus Property Group	168,997	1,187,802
Domino’s Pizza Enterprises	10,560	572,163
DUET Group	409,636	788,675
Flight Centre Travel Group	8,399	235,126
Fortescue Metals Group	243,687	932,731
Goodman Group	299,404	1,678,065
Harvey Norman Holdings	93,657	374,902
Healthscope	274,698	648,829
Incitec Pivot	288,379	626,768
Insurance Australia Group	409,356	1,723,992
James Hardie Industries CDI	75,021	1,174,557
LendLease Group	95,238	1,032,045
Macquarie Group	51,568	3,261,391
Medibank Pvt	463,673	883,290
Mirvac Group	623,229	1,074,444
National Australia Bank	445,360	9,573,452
Newcrest Mining	129,052	2,178,417
Oil Search	230,729	1,270,745
Orica	62,872	736,528
Origin Energy	295,179	1,244,861
Platinum Asset Management	40,363	156,194
Qantas Airways	88,434	212,402
QBE Insurance Group	230,872	1,652,006
Ramsay Health Care	23,816	1,449,170
REA Group	8,246	358,659

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
Rio Tinto	71,418	$2,841,044
Santos	277,924	783,323
Scentre Group	896,417	3,236,233
SEEK	55,169	661,368
Sonic Healthcare	66,392	1,124,287
South32	560,274	1,043,913
South32	368,248	698,170
Stockland	402,732	1,474,975
Suncorp Group	216,617	2,020,903
Sydney Airport	183,927	985,862
Tabcorp Holdings	139,988	536,062
Tatts Group	245,023	688,655
Telstra	720,424	2,872,414
TPG Telecom	57,141	379,177
Transurban Group	342,709	2,995,042
Treasury Wine Estates	124,275	1,054,683
Vicinity Centres	566,518	1,381,604
Vocus Communications	84,852	406,936
Wesfarmers	189,599	6,427,622
Westfield	332,381	2,487,072
Westpac Banking	561,623	12,778,140
Woodside Petroleum	127,653	2,830,421
Woolworths	215,296	3,854,606

		153,520,709

Austria–0.18%
ANDRITZ	12,257	666,990
†Erste Group Bank	50,654	1,499,951
=IMMOEAST	13,053	0
OMV	24,795	713,897
†Raiffeisen Bank International	19,247	292,962
voestalpine	18,936	654,637

		3,828,437

Belgium–1.35%
Ageas	32,816	1,199,864
Anheuser-Busch InBev	135,385	17,804,190
Colruyt	11,289	626,942
Groupe Bruxelles Lambert	13,583	1,205,667
†KBC Group	42,234	2,465,446
Proximus SADP	25,610	766,149
Solvay Class A	12,478	1,445,854
†Telenet Group Holding	8,879	463,822
UCB	21,286	1,647,659
Umicore	16,260	1,020,950

		28,646,543

☐China–0.01%
Yangzijiang Shipbuilding Holdings	294,000	162,637

		162,637

Denmark–1.72%
AP Moeller - Maersk Class A	642	902,003

LVIP SSGA International Index Fund—–1

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Denmark (continued)
AP Moeller - Maersk Class B	1,075	$1,581,213
Carlsberg Class B	18,010	1,721,287
Chr Hansen Holding	16,649	991,692
Coloplast Class B	20,002	1,555,581
Danske Bank	115,935	3,391,785
DSV	31,989	1,596,097
†Genmab	9,570	1,637,933
ISS	29,033	1,206,459
Novo Nordisk Class B	321,900	13,416,379
Novozymes Class B	38,830	1,712,631
Pandora	18,723	2,267,724
†TDC	136,700	805,078
Tryg	16,350	328,517
Vestas Wind Systems	37,300	3,081,113
†William Demant Holding	19,495	397,843

		36,593,335

Finland–0.97%
Elisa	25,308	932,683
Fortum	74,784	1,208,504
Kone Class B	56,755	2,881,283
Metso	17,066	498,028
Neste	21,585	920,729
Nokia	825,094	4,782,538
Nokia	157,345	910,441
Nokian Renkaat	19,229	701,090
Orion Class B	16,843	664,013
Sampo Class A	75,265	3,343,834
Stora Enso Class R	92,752	823,939
UPM-Kymmene	89,862	1,897,398
Wartsila	24,906	1,121,239

		20,685,719

France–9.44%
Accor	28,743	1,140,502
Aeroports de Paris	4,998	495,933
Air Liquide	65,234	6,995,482
Airbus Group	98,438	5,970,381
†Alstom	25,825	683,342
Arkema	11,436	1,058,771
Atos	14,839	1,597,547
AXA	327,055	6,953,903
BNP Paribas	178,369	9,174,158
Bollore	146,359	509,507
Bouygues	34,871	1,156,437
Bureau Veritas	44,650	957,967
Capgemini	27,540	2,700,117
Carrefour	93,249	2,417,793
Casino Guichard Perrachon	8,803	428,479
Christian Dior	9,179	1,646,224
Cie de Saint-Gobain	83,334	3,605,864

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Cie Generale des Etablissements Michelin	30,646	$3,393,588
CNP Assurances	27,678	465,016
Credit Agricole	177,746	1,753,270
Danone	99,385	7,379,619
Dassault Systemes	21,632	1,877,884
Edenred	34,384	803,474
Eiffage	10,346	804,035
Electricite de France	42,027	511,562
Engie	246,008	3,814,284
Essilor International	34,625	4,466,470
Eurazeo	6,240	362,004
Eutelsat Communications	29,393	608,358
Fonciere Des Regions	5,702	531,334
Gecina	7,061	1,112,740
Groupe Eurotunnel	78,710	852,618
Hermes International	4,444	1,809,203
ICADE	5,292	412,924
Iliad	4,448	933,798
Imerys	5,370	387,860
Ingenico Group	9,830	859,477
JCDecaux	12,510	404,505
Kering	12,756	2,573,944
Klepierre	37,048	1,700,613
Lagardere	19,870	506,015
Legrand	44,952	2,649,881
L’Oreal	42,654	8,062,013
LVMH Moet Hennessy Louis Vuitton	46,958	8,006,854
Natixis	158,047	737,429
Orange	334,482	5,240,514
Pernod Ricard	35,750	4,234,024
†Peugeot	81,685	1,247,394
Publicis Groupe	31,911	2,414,635
Remy Cointreau	3,794	323,758
Renault	32,363	2,662,479
Rexel	50,882	779,430
Safran	52,659	3,787,348
Sanofi	194,991	14,848,749
Schneider Electric	94,165	6,550,482
SCOR	27,474	854,386
SES FDR	61,332	1,506,000
SFR Group	18,446	543,337
Societe BIC	4,842	715,887
Societe Generale	129,180	4,468,887
Sodexo	15,873	1,890,790
STMicroelectronics	107,313	877,054
Suez	54,994	908,788
Technip	18,515	1,138,195
Thales	17,766	1,635,909
TOTAL	375,612	17,864,327
Unibail-Rodamco	16,681	4,497,747
Valeo	40,136	2,342,689

LVIP SSGA International Index Fund—–2

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Veolia Environnement	75,880	$1,748,397
Vinci	85,040	6,512,225
Vivendi	195,862	3,952,981
Wendel	4,961	578,943
Zodiac Aerospace	34,874	848,749

		200,247,283

Germany–8.33%
adidas	31,702	5,513,762
Allianz	76,942	11,434,368
Axel Springer	6,481	332,107
BASF	154,638	13,240,926
Bayer	139,228	13,982,708
Bayerische Motoren Werke	55,745	4,693,465
Beiersdorf	16,971	1,601,945
Brenntag	26,854	1,467,541
Commerzbank	179,224	1,157,957
Continental	18,521	3,902,398
#Covestro 144A	11,960	707,770
Daimler	162,109	11,433,170
†Deutsche Bank	232,219	3,026,567
†Deutsche Boerse	32,494	2,637,484
Deutsche Lufthansa	39,241	437,473
Deutsche Post	163,347	5,114,150
Deutsche Telekom	542,914	9,121,237
Deutsche Wohnen	56,812	2,067,281
E.ON	336,895	2,394,479
Evonik Industries	24,763	838,335
Fraport Frankfurt Airport Services Worldwide	6,547	358,318
Fresenius	68,940	5,507,034
Fresenius Medical Care	36,872	3,225,782
GEA Group	30,789	1,711,776
Hannover Rueck	10,152	1,088,246
HeidelbergCement	23,729	2,244,095
Henkel	17,496	2,040,628
HOCHTIEF	3,454	487,446
HUGO BOSS	11,260	623,302
Infineon Technologies	190,517	3,397,209
K+S	32,225	611,910
LANXESS	15,409	959,168
Linde	31,271	5,313,592
MAN	6,236	657,729
Merck	21,760	2,347,140
METRO	31,210	928,990
Muenchener Rueckversicherungs- Gesellschaft in Muenchen Class R	27,116	5,064,347
OSRAM Licht	14,982	880,139
ProSiebenSat.1 Media	36,837	1,579,393
†QIAGEN	37,268	1,027,598
RTL Group	6,515	541,234
†RWE	82,394	1,422,905

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
SAP	165,468	$15,132,444
Siemens	128,798	15,102,895
Symrise	20,763	1,522,647
Telefonica Deutschland Holding	131,416	529,859
thyssenkrupp	61,934	1,479,783
†Uniper	36,965	452,821
United Internet	20,709	917,139
Volkswagen	5,465	791,347
Vonovia	78,457	2,974,240
#†Zalando 144A	14,559	608,294

		176,634,573

■Hong Kong–3.45%
AIA Group	2,028,600	13,641,816
ASM Pacific Technology	34,000	281,430
Bank of East Asia	214,252	874,443
BOC Hong Kong Holdings	623,000	2,119,696
Cathay Pacific Airways	188,000	262,812
Cheung Kong Infrastructure Holdings	112,000	965,992
Cheung Kong Property Holdings	453,285	3,334,299
CK Hutchison Holdings	454,660	5,811,576
CLP Holdings	276,500	2,863,727
First Pacific	369,750	264,108
Galaxy Entertainment Group	394,000	1,498,278
Hang Lung Properties	388,000	880,116
Hang Seng Bank	128,800	2,312,125
Henderson Land Development	186,575	1,113,247
#HK Electric Investments 144A	446,308	437,566
HKT Trust	426,592	600,586
Hong Kong & China Gas	1,284,471	2,438,951
Hong Kong Exchanges & Clearing	194,725	5,153,465
Hongkong Land Holdings	198,000	1,410,707
Hysan Development	105,850	498,030
Jardine Matheson Holdings	42,000	2,545,620
Kerry Properties	101,531	333,557
Li & Fung	992,000	511,147
Link REIT	377,715	2,788,328
Melco Crown Entertainment ADR	35,846	577,479
MGM China Holdings	135,995	237,801
MTR	247,487	1,367,619
New World Development	952,388	1,248,860
NWS Holdings	257,809	432,039
PCCW	636,596	392,089
Power Assets Holdings	233,500	2,284,954
Sands China	407,468	1,785,985
Shangri-La Asia	254,166	279,358
Sino Land	519,996	926,804
SJM Holdings	287,591	213,125
Sun Hung Kai Properties	244,005	3,709,549
Swire Pacific Class A	91,500	990,968
Swire Properties	196,961	579,295
Techtronic Industries	231,500	906,854

LVIP SSGA International Index Fund—–3

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
■Hong Kong (continued)
#WH Group 144A	986,503	$797,334
Wharf Holdings	230,000	1,687,412
Wheelock & Co.	137,000	813,748
Wynn Macau	271,153	452,611
Yue Yuen Industrial Holdings	118,500	489,742

		73,115,248

Ireland–0.70%
†=Anglo Irish Bank	3,965	0
†Bank of Ireland	4,631,473	968,317
CRH	139,664	4,637,684
Kerry Group Class A	26,665	2,221,398
Paddy Power Betfair	13,398	1,514,993
Ryanair Holdings ADR	5,317	398,935
WPP	217,377	5,109,584

		14,850,911

Israel–0.68%
Azrieli Group	6,290	275,581
Bank Hapoalim	182,788	1,037,900
†Bank Leumi Le-Israel	243,592	927,069
Bezeq The Israeli Telecommunication	354,913	669,644
†Check Point Software Technologies	21,730	1,686,464
Israel Chemicals	85,880	334,552
Mizrahi Tefahot Bank	17,430	221,681
†Mobileye	29,528	1,257,007
NICE Systems	10,087	671,656
†Taro Pharmaceutical Industries	1,467	162,118
Teva Pharmaceutical Industries	153,703	7,134,110

		14,377,782

Italy–1.80%
Assicurazioni Generali	196,971	2,403,819
Atlantia	69,516	1,765,541
Enel	1,283,773	5,721,420
Eni	428,305	6,172,002
EXOR	18,655	755,367
Ferrari	21,087	1,095,795
Fiat Chrysler Automobiles	151,914	965,596
Intesa Sanpaolo	2,136,138	4,742,454
Intesa Sanpaolo RSP	156,997	329,386
†Leonardo-Finmeccanica	68,138	772,323
Luxottica Group	28,505	1,361,489
Mediobanca	95,321	620,385
#Poste Italiane 144A	93,206	639,483
Prysmian	33,255	870,799
†Saipem	895,467	379,388
Snam	412,566	2,287,624
†Telecom Italia	1,704,669	1,416,412
Telecom Italia RSP	1,014,860	688,931
Tenaris	79,504	1,132,397
Terna Rete Elettrica Nazionale	253,807	1,308,261
UniCredit	884,101	2,060,764

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Italy (continued)
Unione di Banche Italiane SCpA	170,261	$392,413
UnipolSai	165,713	269,816

		38,151,865

Japan–23.49%
ABC-Mart	4,800	326,875
†Acom	67,200	316,817
Aeon	110,100	1,628,981
AEON Financial Service	19,500	341,331
Aeon Mall	16,390	258,878
Air Water	24,000	453,207
Aisin Seiki	32,200	1,475,204
Ajinomoto	93,400	2,082,486
Alfresa Holdings	29,600	626,761
Alps Electric	30,600	738,616
Amada Holdings	57,300	596,052
ANA Holdings	199,000	540,631
Aozora Bank	189,000	651,438
Asahi Glass	170,000	1,099,212
Asahi Group Holdings	65,100	2,371,414
Asahi Kasei	213,000	1,697,432
Asics	29,200	588,330
Astellas Pharma	355,400	5,551,013
Bandai Namco Holdings	33,600	1,028,432
Bank of Kyoto	51,000	373,311
Benesse Holdings	10,300	263,075
Bridgestone	109,500	4,034,394
Brother Industries	39,700	697,989
Calbee	12,400	469,814
Canon	179,600	5,214,215
Casio Computer	39,300	550,240
Central Japan Railway	24,300	4,160,282
Chiba Bank	128,000	726,937
Chubu Electric Power	108,500	1,578,727
Chugai Pharmaceutical	37,700	1,362,636
Chugoku Bank	25,500	311,053
Chugoku Electric Power	46,900	589,736
Concordia Financial Group	197,000	859,561
Credit Saison	24,400	405,096
†CYBERDYNE	16,000	250,588
Dai Nippon Printing	94,000	922,106
Daicel	47,100	595,206
Dai-ichi Life Insurance	181,500	2,490,092
Daiichi Sankyo	101,500	2,438,884
Daikin Industries	39,500	3,685,977
Daito Trust Construction	11,800	1,887,287
Daiwa House Industry	95,300	2,615,478
Daiwa House REIT Investment	230	674,244
Daiwa Securities Group	280,000	1,576,486
Denso	81,900	3,268,182
Dentsu	36,400	1,852,675
Don Quijote Holdings	21,600	792,402

LVIP SSGA International Index Fund—–4

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
East Japan Railway	56,200	$5,072,840
Eisai	42,400	2,651,846
Electric Power Development	24,700	593,648
FamilyMart	13,900	927,913
FANUC	32,900	5,557,319
Fast Retailing	8,900	2,866,018
Fuji Electric	83,000	381,453
Fuji Heavy Industries	103,600	3,887,020
FUJIFILM Holdings	73,600	2,726,357
Fujitsu	314,000	1,689,831
Fukuoka Financial Group	136,000	565,263
GungHo Online Entertainment	59,000	144,975
Hachijuni Bank	58,000	302,073
Hakuhodo DY Holdings	32,700	383,248
Hamamatsu Photonics	25,800	793,749
Hankyu Hanshin Holdings	40,700	1,403,291
Hikari Tsushin	2,400	222,865
Hino Motors	47,200	504,294
Hirose Electric	5,040	662,671
Hiroshima Bank	75,000	311,099
Hisamitsu Pharmaceutical	8,900	481,044
Hitachi	814,000	3,814,881
Hitachi Chemical	17,500	402,096
Hitachi Construction Machinery	14,900	297,122
Hitachi High-Technologies	9,200	368,285
Hitachi Metals	34,000	418,275
Hokuriku Electric Power	28,300	344,865
Honda Motor	274,500	7,922,153
Hoshizaki	7,700	702,670
Hoya	68,100	2,739,516
Hulic	50,200	512,908
Idemitsu Kosan	14,400	298,140
IHI	260,000	755,614
Iida Group Holdings	25,000	503,068
Inpex	160,000	1,454,795
Isetan Mitsukoshi Holdings	56,500	556,318
Isuzu Motors	100,000	1,177,107
ITOCHU	252,000	3,172,571
Iyo Bank	38,000	230,112
J Front Retailing	43,000	563,040
Japan Airlines	20,200	593,789
Japan Airport Terminal	7,300	279,140
Japan Exchange Group	87,800	1,372,847
Japan Post Bank	68,200	810,408
Japan Post Holdings	75,800	952,900
Japan Prime Realty Investment	140	632,079
Japan Real Estate Investment	220	1,315,582
Japan Retail Fund Investment	430	1,060,539
Japan Tobacco	185,200	7,581,204
JFE Holdings	91,900	1,343,438
JGC	34,900	607,558
JSR	31,300	491,957

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
JTEKT	37,600	$564,752
JX Holdings	357,110	1,445,425
Kajima	151,000	1,056,680
Kakaku.com	22,800	412,860
Kamigumi	41,000	357,683
Kaneka	43,000	340,450
†Kansai Electric Power	118,500	1,078,041
Kansai Paint	36,800	806,678
Kao	84,900	4,800,078
Kawasaki Heavy Industries	244,000	755,966
KDDI	308,800	9,567,246
Keihan Holdings	86,000	601,489
Keikyu	79,000	824,324
Keio	97,000	848,243
Keisei Electric Railway	23,000	575,054
Keyence	7,644	5,600,680
Kikkoman	25,000	800,671
Kintetsu Group Holdings	305,000	1,280,076
Kirin Holdings	138,500	2,301,828
Kobe Steel	52,100	472,543
Koito Manufacturing	18,900	919,857
Komatsu	155,500	3,567,048
Konami Holdings	15,200	587,333
Konica Minolta	76,200	645,285
Kose	5,400	552,944
Kubota	178,200	2,697,149
Kuraray	59,700	885,650
Kurita Water Industries	16,000	380,182
Kyocera	54,000	2,594,877
Kyowa Hakko Kirin	43,700	690,253
Kyushu Electric Power	71,900	674,871
Kyushu Financial Group	68,000	463,313
Lawson	11,200	884,767
LIXIL Group	44,800	959,777
M3	32,700	1,119,336
Mabuchi Motor	8,200	455,025
Makita	18,900	1,346,622
Marubeni	278,000	1,428,113
Marui Group	39,100	516,503
Maruichi Steel Tube	7,000	242,048
Mazda Motor	95,900	1,471,275
McDonald’s Holdings	13,100	385,869
Mebuki Financial	120,510	431,733
Medipal Holdings	20,600	357,083
MEIJI Holdings	19,268	1,913,131
Minebea	60,000	567,459
Miraca Holdings	8,200	408,881
Mitsubishi	254,300	5,797,041
Mitsubishi Chemical Holdings	228,200	1,430,678
Mitsubishi Electric	325,000	4,165,431
Mitsubishi Estate	211,000	3,959,747
Mitsubishi Gas Chemical	30,500	436,670

LVIP SSGA International Index Fund—–5

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Mitsubishi Heavy Industries	540,000	$2,258,878
Mitsubishi Logistics	19,000	274,790
Mitsubishi Materials	18,800	514,225
Mitsubishi Motors	121,700	568,494
Mitsubishi Tanabe Pharma	39,700	850,312
Mitsubishi UFJ Financial Group	2,147,000	10,876,888
Mitsubishi UFJ Lease & Finance	58,600	268,911
Mitsui & Co.	287,300	3,981,659
Mitsui Chemicals	129,000	613,621
Mitsui Fudosan	150,000	3,191,162
Mitsui OSK Lines	193,000	448,802
Mixi	8,300	300,716
Mizuho Financial Group	4,004,320	6,749,035
MS&AD Insurance Group Holdings	85,254	2,376,132
Murata Manufacturing	32,200	4,203,165
Nabtesco	19,000	538,282
Nagoya Railroad	155,000	843,455
NEC	439,000	1,132,285
Nexon	30,200	474,399
NGK Insulators	44,100	916,423
NGK Spark Plug	30,000	530,110
NH Foods	29,000	700,565
NHK Spring	23,500	227,814
Nidec	40,200	3,715,813
Nikon	57,400	857,226
Nintendo	19,100	5,114,076
Nippon Building Fund	238	1,507,932
Nippon Electric Glass	61,000	315,853
Nippon Express	140,000	654,497
Nippon Paint Holdings	27,400	916,881
Nippon Prologis REIT	264	667,721
Nippon Steel & Sumitomo Metal	136,022	2,791,225
Nippon Telegraph & Telephone	116,500	5,328,243
Nippon Yusen	272,000	509,275
Nissan Motor	416,200	4,082,454
Nisshin Seifun Group	31,765	484,181
Nissin Foods Holdings	9,900	601,715
Nitori Holdings	13,500	1,618,282
Nitto Denko	27,800	1,805,493
NOK	14,100	308,528
Nomura Holdings	611,400	2,740,013
Nomura Real Estate Holdings	21,000	354,971
Nomura Real Estate Master Fund	690	1,150,824
Nomura Research Institute	20,790	717,549
NSK	74,300	761,780
NTT Data	21,300	1,063,815
NTT DOCOMO	233,300	5,926,523
NTT Urban Development	13,800	133,323
Obayashi	113,700	1,127,765
Obic	10,900	580,412
Odakyu Electric Railway	51,500	1,146,757
Oji Holdings	137,000	543,005

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Olympus	49,000	$1,711,147
Omron	33,500	1,205,830
Ono Pharmaceutical	69,400	1,937,679
Oracle Japan	5,900	333,337
Oriental Land	36,700	2,234,949
ORIX	222,900	3,288,367
Osaka Gas	316,000	1,325,373
Otsuka	8,800	417,971
Otsuka Holdings	65,700	2,994,781
Panasonic	371,700	3,717,579
Park24	17,800	578,909
Pola Orbis Holdings	3,500	313,309
Rakuten	156,600	2,044,147
Recruit Holdings	61,900	2,525,099
Resona Holdings	371,700	1,563,222
Ricoh	112,900	1,021,679
Rinnai	5,400	502,707
Rohm	15,000	790,657
Ryohin Keikaku	4,100	828,032
Sankyo	7,600	259,649
Santen Pharmaceutical	62,800	927,328
SBI Holdings	35,870	428,446
Secom	35,300	2,636,004
Sega Sammy Holdings	31,700	452,199
Seibu Holdings	30,000	495,245
Seiko Epson	47,100	906,929
Sekisui Chemical	68,800	989,495
Sekisui House	101,600	1,730,926
Seven & i Holdings	126,900	5,999,235
Seven Bank	91,400	292,744
†Sharp	281,000	372,681
†Shikoku Electric Power	27,900	275,904
Shimadzu	39,000	595,200
Shimamura	3,500	426,095
Shimano	12,500	1,856,546
Shimizu	93,000	831,188
Shin-Etsu Chemical	65,500	4,570,122
Shinsei Bank	301,000	456,444
Shionogi & Co.	50,300	2,577,046
Shiseido	64,000	1,695,085
Shizuoka Bank	90,000	721,080
Showa Shell Sekiyu	36,300	337,448
SMC	9,600	2,771,835
SoftBank Group	161,700	10,479,552
Sohgo Security Services	11,900	639,540
Sompo Holdings	59,475	1,762,685
Sony	212,600	7,043,564
Sony Financial Holdings	29,300	403,511
Stanley Electric	25,300	684,056
Start Today	29,400	505,876
Sumitomo	200,000	2,238,929
Sumitomo Chemical	278,000	1,235,268

LVIP SSGA International Index Fund—–6

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Sumitomo Dainippon Pharma	22,500	$435,796
Sumitomo Electric Industries	127,000	1,795,363
Sumitomo Heavy Industries	93,000	459,511
Sumitomo Metal Mining	83,000	1,146,375
Sumitomo Mitsui Financial Group	226,200	7,640,948
Sumitomo Mitsui Trust Holdings	55,846	1,824,579
Sumitomo Realty & Development	60,000	1,555,249
Sumitomo Rubber Industries	28,800	435,626
Sundrug	6,300	528,818
Suntory Beverage & Food	23,400	1,011,778
Suruga Bank	29,100	697,516
Suzuken Aichi	13,050	430,918
Suzuki Motor	57,900	1,939,362
Sysmex	26,300	1,951,288
T&D Holdings	97,500	1,099,907
Taiheiyo Cement	198,000	569,738
Taisei	177,000	1,327,901
Taisho Pharmaceutical Holdings	4,800	491,962
Taiyo Nippon Sanso	21,900	228,501
Takashimaya	42,000	344,860
Takeda Pharmaceutical	119,700	5,737,178
TDK	20,700	1,386,882
Teijin	31,600	613,042
Terumo	57,500	2,211,773
THK	20,300	399,306
Tobu Railway	167,000	850,708
Toho	17,500	581,304
Toho Gas	60,000	561,852
Tohoku Electric Power	76,200	993,721
Tokio Marine Holdings	114,800	4,402,578
†Tokyo Electric Power Holdings	243,500	1,054,819
Tokyo Electron	26,400	2,333,337
Tokyo Gas	343,000	1,526,014
Tokyo Tatemono	32,000	384,934
Tokyu	179,000	1,365,470
Tokyu Fudosan Holdings	86,300	469,310
TonenGeneral Sekiyu	49,000	496,905
Toppan Printing	89,000	803,397
Toray Industries	247,000	2,405,656
†Toshiba	678,000	2,260,046
TOTO	23,800	899,809
Toyo Seikan Group Holdings	27,500	486,180
Toyo Suisan Kaisha	13,900	589,682
Toyoda Gosei	10,900	253,425
Toyota Industries	28,600	1,327,515
Toyota Motor	449,600	26,079,698
Toyota Tsusho	36,000	836,630
Trend Micro	18,500	645,375
Tsuruha Holdings	6,500	751,404
Unicharm	67,900	1,761,838
United Urban Investment	495	900,372
USS	37,900	641,439

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
West Japan Railway	27,700	$1,718,348
Yahoo Japan	239,700	956,118
Yakult Honsha	14,800	668,912
Yamada Denki	105,800	524,776
Yamaguchi Financial Group	32,000	341,096
Yamaha	28,600	925,821
Yamaha Motor	47,100	951,576
Yamato Holdings	58,900	1,372,935
Yamazaki Baking	17,000	418,013
Yaskawa Electric	42,700	638,661
Yokogawa Electric	34,000	452,942
Yokohama Rubber	16,000	256,116

		498,302,088

Netherlands–4.13%
#ABN Amro Group CVA 144A	39,565	818,053
Aegon	307,260	1,172,023
†AerCap Holdings	27,988	1,077,258
Akzo Nobel	41,689	2,819,841
†Altice Class A	62,218	1,114,296
†Altice Class B-W/I	16,305	293,042
†ArcelorMittal	318,307	1,941,151
ASML Holding	62,014	6,796,172
Boskalis Westminster	15,767	561,160
CNH Industrial	172,093	1,232,265
Gemalto	13,504	865,191
Heineken	38,791	3,409,776
Heineken Holding	16,973	1,359,804
ING Groep	652,780	8,058,972
Koninklijke Ahold Delhaize	215,723	4,913,300
Koninklijke DSM	30,545	2,062,870
Koninklijke KPN	575,164	1,908,246
Koninklijke Philips	156,768	4,638,698
Koninklijke Vopak	11,600	608,385
NN Group	53,350	1,637,868
†NXP Semiconductors	49,516	5,051,127
†OCI	15,255	224,828
Randstad Holding	20,765	944,236
RELX	167,495	2,995,947
Royal Dutch Shell Class B	630,603	16,348,825
Unilever CVA	274,263	12,636,187
Wolters Kluwer	50,828	2,172,959

		87,662,480

New Zealand–0.20%
Auckland International Airport	168,953	905,558
Contact Energy	130,095	477,491
Fletcher Building	113,652	890,060
Mercury	115,924	257,078
Meridian Energy	215,758	409,020
Ryman Healthcare	58,695	412,014

LVIP SSGA International Index Fund—–7

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
New Zealand (continued)
Spark New Zealand	302,819	$796,688

		4,147,909

Norway–0.64%
DNB	164,538	2,163,141
Gjensidige Forsikring	32,572	609,202
†Marine Harvest	64,411	1,155,410
Norsk Hydro	226,423	979,000
Orkla	137,241	1,421,165
Schibsted	14,689	432,570
Schibsted Class B	15,002	402,524
Statoil	187,148	3,141,896
Telenor	126,395	2,173,475
Yara International	31,230	1,040,678

		13,519,061

Portugal–0.15%
EDP	389,897	1,308,498
Galp Energia	77,902	1,064,289
Jeronimo Martins	41,950	727,061

		3,099,848

Singapore–1.23%
Ascendas Real Estate Investment Trust	382,187	707,613
CapitaLand	432,000	1,019,852
CapitaLand Commercial Trust	294,000	343,846
CapitaLand Mall Trust	391,000	622,933
City Developments	63,000	421,370
ComfortDelGro	363,000	750,860
DBS Group Holdings	289,892	3,289,361
Genting Singapore	1,017,800	562,454
Global Logistic Properties	449,000	619,329
Golden Agri-Resources	1,199,480	313,626
Hutchison Port Holdings Trust	909,400	405,969
Jardine Cycle & Carriage	14,888	470,261
Keppel	252,815	1,006,209
Noble Group	676,155	76,190
Oversea-Chinese Banking	520,855	3,319,492
Sembcorp Industries	151,000	288,976
Sembcorp Marine	131,000	126,307
Singapore Airlines	91,000	703,037
Singapore Exchange	135,000	736,354
Singapore Press Holdings	269,000	753,897
Singapore Technologies Engineering	256,000	608,931
Singapore Telecommunications	1,342,000	3,925,206
StarHub	118,000	297,955
Suntec Real Estate Investment Trust	451,000	568,703
United Overseas Bank	217,667	3,019,866
UOL Group	75,308	311,279
Wilmar International	323,000	766,862

		26,036,738

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
South Africa–0.03%
Mediclinic International	62,675	$751,573

		751,573

Spain–2.94%
Abertis Infraestructuras	108,384	1,688,562
ACS Actividades de Construccion y Servicios	32,623	986,158
#Aena 144A	11,365	1,677,587
Amadeus IT Holding	73,882	3,687,669
Banco Bilbao Vizcaya Argentaria	1,091,055	6,601,500
Banco de Sabadell	890,297	1,140,587
Banco Popular Espanol	565,278	699,624
Banco Santander	2,430,241	10,781,388
Bankia	835,065	685,232
Bankinter	120,397	856,632
CaixaBank	447,781	1,131,548
Distribuidora Internacional de Alimentacion	104,799	648,963
Enagas	38,184	1,148,662
Endesa	53,477	1,146,532
Ferrovial	81,512	1,735,616
Gas Natural SDG	61,664	1,267,693
Grifols	50,221	1,082,525
Iberdrola	912,844	6,206,796
Industria de Diseno Textil	183,655	6,809,541
Mapfre	181,469	507,718
Red Electrica	72,878	1,572,455
Repsol	186,726	2,536,531
Telefonica	753,877	7,623,993
Zardoya Otis	26,746	257,332

		62,480,844

Sweden–2.76%
Alfa Laval	49,739	779,802
Assa Abloy Class B	168,750	3,429,945
Atlas Copco Class A	113,059	3,403,589
Atlas Copco Class B	65,699	1,795,223
Boliden	46,049	1,082,366
Electrolux Class B	40,505	1,014,521
Getinge Class B	35,029	679,072
Hennes & Mauritz Class B	159,850	4,511,867
Hexagon Class B	43,525	1,900,807
Husqvarna Class B	76,246	665,443
ICA Gruppen	14,943	493,618
Industrivarden Class C	25,640	474,573
Investor Class B	76,687	2,804,037
†Kinnevik Class B	39,633	1,010,788
†Lundin Petroleum	31,520	576,941
Millicom International Cellular SDR	11,134	576,868
Nordea Bank	511,398	5,078,425
Sandvik	179,514	1,975,318
Securitas Class B	53,264	892,013

LVIP SSGA International Index Fund—8

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Sweden (continued)
Skandinaviska Enskilda Banken Class A	255,746	$2,570,608
Skanska Class B	57,252	1,337,562
SKF Class B	67,025	1,157,478
Svenska Cellulosa Class B	102,180	3,032,793
Svenska Handelsbanken Class A	255,063	3,506,113
Swedbank Class A	152,471	3,582,553
Swedish Match	31,779	1,166,028
Tele2 Class B	49,952	431,189
Telefonaktiebolaget LM Ericsson Class B	516,774	3,731,255
Telia	437,417	1,959,228
Volvo Class B	259,581	2,963,863

		58,583,886

Switzerland–9.11%
†ABB	331,260	7,465,929
†Actelion	17,294	3,001,097
Adecco	27,906	1,572,942
†Aryzta	14,685	653,214
Baloise Holding	8,418	1,019,268
†Barry Callebaut	344	457,817
Chocoladefabriken Lindt & Spruengli Class R	17	1,160,252
Chocoladefabriken Lindt & Spruengli PC	169	977,356
Cie Financiere Richemont Class A	87,886	5,359,955
†Credit Suisse Group	313,074	4,114,617
†Dufry	7,710	966,610
EMS-Chemie Holding	1,378	740,684
Galenica	657	698,669
Geberit	6,364	2,789,599
Givaudan	1,555	3,170,209
†Glencore	2,060,016	5,640,685
†Julius Baer Group	37,681	1,535,952
Kuehne + Nagel International Class R	9,092	1,321,306
†LafargeHolcim	76,636	4,150,997
†Lonza Group	8,910	1,705,365
Nestle	536,810	42,388,707
Novartis	375,964	29,671,202
Pargesa Holding Bearer Shares	4,834	331,201
Partners Group Holding	2,922	1,476,299
Roche Holding	118,286	29,393,907
Schindler Holding	3,438	651,185
Schindler Holding PC	7,448	1,398,604
SGS	922	2,065,995
Sika Bearer Shares	362	1,763,702
Sonova Holding	8,974	1,272,479
Swatch Group	5,192	1,471,866
Swatch Group Bearer Shares	8,354	465,145
†Swiss Life Holding	5,401	1,400,602
Swiss Prime Site	12,045	1,057,785

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
Swiss Re	56,172	$5,073,367
Swisscom	4,361	2,074,396
Syngenta	18,014	7,889,094
UBS Group	615,814	8,412,302
†Zurich Insurance Group	25,336	6,534,004

		193,294,365

United Kingdom–17.25%
3i Group	163,764	1,380,762
Aberdeen Asset Management	155,322	655,593
Admiral Group	35,605	944,995
Aggreko	43,123	531,643
Anglo American	236,085	2,944,170
Antofagasta	66,393	449,740
Ashtead Group	84,745	1,392,727
Associated British Foods	59,980	2,021,014
AstraZeneca	212,908	13,786,192
#Auto Trader Group 144A	168,540	886,010
Aviva	683,229	3,898,558
Babcock International Group	41,546	556,218
BAE Systems	534,225	3,629,135
Barclays	2,846,746	6,171,808
Barratt Developments	168,750	1,080,343
Berkeley Group Holdings	22,114	738,911
BHP Billiton	355,596	5,347,656
BP	3,139,403	18,298,759
British American Tobacco	313,869	20,017,333
British Land	164,633	1,348,498
BT Group	1,420,688	7,147,938
Bunzl	56,444	1,664,445
Burberry Group	74,928	1,337,036
Capita	112,215	972,086
Carnival	32,063	1,564,332
Centrica	913,463	2,700,894
Cobham	287,542	625,548
Coca-Cola European Partners	36,543	1,455,149
†Coca-Cola HBC	29,789	692,045
Compass Group	276,610	5,357,010
Croda International	22,097	997,110
DCC	14,943	1,357,670
Diageo	423,791	12,138,891
Direct Line Insurance Group	242,254	1,144,344
Dixons Carphone	164,784	787,084
easyJet	26,750	348,794
Experian	161,604	3,228,521
Fresnillo	36,441	855,056
G4S	261,232	770,302
GKN	301,284	1,250,182
GlaxoSmithKline	820,181	17,468,663
Hammerson	133,317	1,014,644
Hargreaves Lansdown	43,922	723,231
Hikma Pharmaceuticals	26,275	686,348

LVIP SSGA International Index Fund—9

LVIP SSGA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
HSBC Holdings	3,335,706	$25,073,732
ICAP	93,244	561,544
IMI	45,784	637,183
Imperial Brands	161,412	8,307,979
Inmarsat	75,942	692,309
InterContinental Hotels Group	31,592	1,302,067
International Consolidated Airlines Group	34,180	177,345
International Consolidated Airlines Group (London Stock Exchange)	102,223	528,127
Intertek Group	27,172	1,226,649
Intu Properties	156,819	601,230
Investec	103,951	633,661
ITV	610,943	1,481,979
J Sainsbury	260,765	830,553
Johnson Matthey	32,584	1,389,847
Kingfisher	382,643	1,866,940
Land Securities Group	133,120	1,824,243
Legal & General Group	1,001,608	2,838,581
Lloyds Banking Group	10,815,054	7,641,007
London Stock Exchange Group	52,813	1,913,808
Marks & Spencer Group	273,317	1,172,564
Meggitt	130,524	761,830
#Merlin Entertainments 144A	119,494	680,246
Mondi	61,830	1,299,048
National Grid	630,820	8,908,965
Next	23,810	1,473,817
Old Mutual	829,815	2,175,137
Pearson	138,333	1,352,296
Persimmon	51,803	1,218,023
Petrofac	43,679	505,566
Provident Financial	24,853	975,860
Prudential	433,173	7,678,711
Randgold Resources	15,772	1,580,734
Reckitt Benckiser Group	106,861	10,060,420
RELX	184,244	3,493,909
Rio Tinto	208,280	6,922,442
†Rolls-Royce Holdings	309,573	2,888,224
†Royal Bank of Scotland Group	592,860	1,372,513
Royal Dutch Shell Class A	719,813	17,907,446
Royal Mail	151,527	961,534
RSA Insurance Group	171,545	1,211,553
SABMiller	163,820	9,542,432
Sage Group	181,728	1,736,347
Schroders	23,299	813,632
Segro	137,591	808,358
Severn Trent	39,639	1,286,202
Shire	151,287	9,782,701
Sky	173,652	2,012,646
Smith & Nephew	150,669	2,430,047
Smiths Group	66,524	1,262,785
SSE	169,644	3,444,744

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
St. James’s Place	92,031	$1,129,687
†Standard Chartered	552,600	4,496,926
Standard Life	332,569	1,481,550
Tate & Lyle	78,530	762,271
Taylor Wimpey	549,663	1,096,346
Tesco	1,376,224	3,259,523
Travis Perkins	42,088	839,474
TUI Class DI	83,974	1,193,264
Unilever	216,088	10,225,307
United Utilities Group	114,805	1,491,173
Vodafone Group	4,471,796	12,824,781
Weir Group	36,026	793,482
Whitbread	30,752	1,560,736
William Hill	146,218	576,830
Wm Morrison Supermarkets	373,502	1,054,639
Wolseley	42,465	2,388,339
#Worldpay Group 144A	303,054	1,161,980

		365,953,212

Total Common Stock (Cost $1,871,846,400)		2,074,647,046

ΔPREFERRED STOCK–0.53%
Germany–0.53%
Bayerische Motoren Werke 4.83%	8,683	640,843
FUCHS PETROLUB 2.03%	12,670	578,467
Henkel 1.24%	29,996	4,082,488
Porsche Automobil Holding 2.15%	25,781	1,318,772
Schaeffler 2.53%	27,682	438,379
Volkswagen 0.14%	31,246	4,116,111

Total Preferred Stock (Cost $10,672,668)		11,175,060

MONEY MARKET FUND–0.90%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	19,189,189	19,189,189

Total Money Market Fund (Cost $19,189,189)		19,189,189

LVIP SSGA International Index Fund—10

LVIP SSGA International Index Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.23% (Cost $1,901,708,257)	$2,105,011,295
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.77%	16,277,972

NET ASSETS APPLICABLE TO 249,813,775 SHARES OUTSTANDING–100.00%	$2,121,289,267

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2016, the aggregate value of Rule 144A securities was $8,398,402, which represents 0.40% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $2,167,947 cash collateral collateral held at broker for future contracts as of September 30, 2016.

@	Illiquid security. At September 30, 2016, the aggregate value of illiquid securities was $0, which represents 0.00% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2016, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.

☐	Securities listed and traded on the Hong Kong Stock Exchange.

The following foreign currency exchange contracts and futures contract was outstanding at September 30, 2016:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
RBS	CHF	(280,000)	USD	289,435	10/3/16	$1,169
RBS	EUR	284,722	USD	(320,000)	10/3/16	(112)

						$1,057

Future Contract

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
423	E-mini MSCI EAFE Index	$36,168,687	$36,096,705	12/19/16	$(71,982)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

CDI–Chess Depository Interest

CHF–Swiss Franc

CVA–Dutch Certificate

EUR–Euro Currency

FDR–Fiduciary Depositary Receipt

PC–Participation Certificate

RBS–Royal Bank of Scotland

REIT–Real Estate Investment Trust

RSP–Risparmio Italian Savings Shares

SCpA–Italian Consortium Joint-Stock Company

SDR–Special Drawing Right

USD–United States Dollar

LVIP SSGA International Index Fund—11

LVIP SSGA International Index Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA International Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,901,708,257

Aggregate unrealized appreciation	$486,278,941
Aggregate unrealized depreciation	(282,975,903)

Net unrealized appreciation	$203,303,038

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP SSGA International Index Fund–12

LVIP SSGA International Index Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Total
Common Stock
Australia	$—	$153,520,709	$153,520,709
Austria	—	3,828,437	3,828,437
Belgium	—	28,646,543	28,646,543
China	—	162,637	162,637
Denmark	—	36,593,335	36,593,335
Finland	—	20,685,719	20,685,719
France	—	200,247,283	200,247,283
Germany	452,821	176,181,752	176,634,573
Hong Kong	3,723,685	69,391,563	73,115,248
Ireland	2,620,333	12,230,578	14,850,911
Israel	3,105,589	11,272,193	14,377,782
Italy	—	38,151,865	38,151,865
Japan	—	498,302,088	498,302,088
Netherlands	14,187,357	73,475,123	87,662,480
New Zealand	—	4,147,909	4,147,909
Norway	—	13,519,061	13,519,061
Portugal	—	3,099,848	3,099,848
Singapore	—	26,036,738	26,036,738
South Africa	—	751,573	751,573
Spain	—	62,480,844	62,480,844
Sweden	—	58,583,886	58,583,886
Switzerland	1,160,252	192,134,113	193,294,365
United Kingdom	—	365,953,212	365,953,212
Preferred Stock	—	11,175,060	11,175,060
Money Market Fund	19,189,189	—	19,189,189

Total	$44,439,226	$2,060,572,069	$2,105,011,295

Foreign Currency Exchange Contracts	$—	$1,057	$1,057

Futures Contracts	$(71,982)	$—	$(71,982)

The value of Level 3 investments was zero at the end of the period.

As a result of utilizing international fair value pricing at September 30, 2016, the majority of the Fund’s common stock was categorized as Level 2.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA International Index Fund–13

LVIP SSGA International Managed Volatility Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–93.09%
International Equity Fund–93.09%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA International Index Fund	13,066,638	$110,974,952

Total Affiliated Investment (Cost $112,795,393)		110,974,952

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–7.07%
Money Market Fund–7.07%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	8,431,623	$8,431,623

Total Unaffiliated Investment (Cost $8,431,623)		8,431,623

TOTAL VALUE OF SECURITIES–100.16% (Cost $121,227,016)	119,406,575
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.16%)	(190,403)

NET ASSETS APPLICABLE TO 14,178,545 SHARES OUTSTANDING–100.00%	$119,216,172

* Standard Class shares.

LVIP SSGA International Managed Volatility Fund–1

LVIP SSGA International Managed Volatility Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA International Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, primarily the LVIP SSGA International Index Fund (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$121,227,016

Aggregate unrealized appreciation	$—
Aggregate unrealized depreciation	(1,820,441)

Net unrealized depreciation	$(1,820,441)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Affiliated Investment	$110,974,952
Unaffiliated Investment	8,431,623

Total	$119,406,575

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA International Managed Volatility Fund–2

LVIP SSGA International Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016 were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
LVIP SSGA International Index Fund	$78,322,388	$37,312,503	$7,891,067	$(1,229,962)	$110,974,952	$409,551	$—

LVIP SSGA International Managed Volatility Fund–3

LVIP SSGA Large Cap Managed Volatility Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–93.11%
Equity Fund–93.11%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA S&P 500 Index Fund	15,867,401	$242,676,029

Total Affiliated Investment (Cost $224,279,241)		242,676,029

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–6.68%
Money Market Fund–6.68%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	17,400,505	$17,400,505

Total Unaffiliated Investment (Cost $17,400,505)		17,400,505

TOTAL VALUE OF SECURITIES–99.79% (Cost $241,679,746)	260,076,534
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	542,106

NET ASSETS APPLICABLE TO 22,984,533 SHARES OUTSTANDING–100.00%	$260,618,640

*	Standard Class shares.

«	Includes $613,301 cash collateral held at broker for futures contracts as of September 30, 2016.

The following futures contracts were outstanding at September 30, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
122	E-mini S&P 500 Index	$13,206,751	$13,178,440	12/19/16	$(28,311)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP SSGA Large Cap Managed Volatility Fund–1

LVIP SSGA Large Cap Managed Volatility Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Large Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA S&P 500 Index Fund (collectively, “the Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial Statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$241,679,746

Aggregate unrealized appreciation	$18,396,788
Aggregate unrealized depreciation	—

Net unrealized appreciation	$18,396,788

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Affiliated Investment	$242,676,029
Unaffiliated Investment	17,400,505

Total	$260,076,534

Futures Contracts	$(28,311)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Large Cap Managed Volatility Fund–2

LVIP SSGA Large Cap Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016 was as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
LVIP SSGA S&P 500 Index Fund	$174,435,535	$65,225,718	$10,709,287	$(299,992)	$242,676,029	$108,719	$3,054,413

LVIP SSGA Large Cap Managed Volatility Fund–3

LVIP SSGA Mid-Cap Index Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.57%
Aerospace & Defense–1.93%
B/E Aerospace	66,913	$3,456,726
Curtiss-Wright	29,106	2,651,848
†Esterline Technologies	19,069	1,450,007
Huntington Ingalls Industries	30,857	4,734,081
†KLX	35,050	1,233,760
Orbital ATK	38,299	2,919,533
†Teledyne Technologies	23,237	2,507,969
Triumph Group	32,784	914,018

		19,867,942

Airlines–0.36%
†JetBlue Airways	216,037	3,724,478

		3,724,478

Auto Components–0.47%
Dana	96,023	1,496,999
Gentex	189,168	3,321,790

		4,818,789

Automobiles–0.26%
Thor Industries	31,224	2,644,673

		2,644,673

Banks–5.66%
Associated Banc-Corp	99,424	1,947,716
BancorpSouth	56,349	1,307,297
Bank of Hawaii	28,066	2,038,153
Bank of the Ozarks	59,314	2,277,658
Cathay General Bancorp	49,957	1,537,676
Chemical Financial	45,800	2,021,154
Commerce Bancshares	54,290	2,674,325
Cullen/Frost Bankers	36,954	2,658,471
East West Bancorp	96,194	3,531,282
First Horizon National	153,818	2,342,648
FNB	135,794	1,670,266
Fulton Financial	115,270	1,673,720
Hancock Holding	51,516	1,670,664
International Bancshares	39,268	1,169,401
MB Financial	47,783	1,817,665
PacWest Bancorp	80,531	3,455,585
PrivateBancorp	51,858	2,381,319
Prosperity Bancshares	45,407	2,492,390
†Signature Bank	35,396	4,192,656
†SVB Financial Group	34,736	3,839,717
Synovus Financial	82,052	2,669,152
TCF Financial	113,333	1,644,462
Trustmark	44,885	1,237,031
Umpqua Holdings	143,970	2,166,749
Valley National Bancorp	166,314	1,618,235
Webster Financial	61,433	2,335,068

		58,370,460

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Beverages–0.09%
†Boston Beer Class A	6,043	$938,236

		938,236

Biotechnology–0.33%
†United Therapeutics	29,037	3,428,689

		3,428,689

Building Products–0.87%
AO Smith	48,820	4,822,928
Lennox International	26,139	4,104,607

		8,927,535

Capital Markets–3.47%
CBOE Holdings	54,330	3,523,301
Eaton Vance	74,786	2,920,393
FactSet Research Systems	26,816	4,346,874
Federated Investors Class B	61,454	1,820,882
Janus Capital Group	94,715	1,326,957
MarketAxess Holdings	25,125	4,160,449
MSCI	63,088	5,295,607
Raymond James Financial	84,130	4,897,207
SEI Investments	89,213	4,069,005
†Stifel Financial	43,625	1,677,381
Waddell & Reed Financial Class A	54,331	986,651
WisdomTree Investments	75,173	773,530

		35,798,237

Chemicals–2.90%
Ashland Global Holdings	41,410	4,801,489
Cabot	40,700	2,133,087
Minerals Technologies	23,146	1,636,191
NewMarket	6,111	2,623,575
Olin	107,818	2,212,425
PolyOne	54,758	1,851,368
RPM International	88,848	4,772,915
Scotts Miracle-Gro Class A	29,604	2,465,125
Sensient Technologies	29,256	2,217,605
Valspar	48,653	5,160,624

		29,874,404

Commercial Services & Supplies–1.29%
†Clean Harbors	34,092	1,635,734
†Copart	65,184	3,491,255
Deluxe	31,928	2,133,429
Herman Miller	39,750	1,136,850
HNI	29,348	1,168,050
†LSC Communications	17,329	648,105
MSA Safety	21,147	1,227,372
Rollins	62,440	1,828,243

		13,269,038

Communications Equipment–1.46%
†ARRIS International	127,267	3,605,474
Brocade Communications Systems	268,705	2,480,147

LVIP SSGA Mid-Cap Index Fund–1

LVIP SSGA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
†Ciena	92,396	$2,014,233
InterDigital	22,486	1,780,891
†NetScout Systems	61,587	1,801,420
Plantronics	21,550	1,119,738
†ViaSat	30,397	2,269,136

		15,071,039

Construction & Engineering–1.15%
†AECOM	102,912	3,059,574
†Dycom Industries	20,800	1,701,024
EMCOR Group	40,800	2,432,496
Granite Construction	26,147	1,300,552
KBR	94,418	1,428,544
Valmont Industries	14,791	1,990,425

		11,912,615

Construction Materials–0.24%
Eagle Materials	32,292	2,496,172

		2,496,172

Consumer Finance–0.20%
†SLM	283,129	2,114,974

		2,114,974

Containers & Packaging–1.67%
AptarGroup	41,343	3,200,362
Bemis	63,386	3,233,320
Greif Class A	17,073	846,650
Packaging Corp. of America	62,841	5,106,460
Silgan Holdings	26,833	1,357,481
Sonoco Products	65,987	3,486,093

		17,230,366

Distributors–0.25%
Pool	27,516	2,600,812

		2,600,812

Diversified Consumer Services–0.68%
DeVry Education Group	37,746	870,423
Graham Holdings	3,081	1,483,101
Service Corp International	129,478	3,436,346
Sotheby’s	31,666	1,203,941

		6,993,811

Electric Utilities–1.92%
Great Plains Energy	137,105	3,741,595
Hawaiian Electric Industries	72,618	2,167,647
IDACORP	33,277	2,604,924
OGE Energy	133,305	4,215,104
PNM Resources	52,917	1,731,444
Westar Energy	93,569	5,310,041

		19,770,755

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment–0.72%
EnerSys	28,300	$1,958,077
Hubbell	34,074	3,671,133
Regal Beloit	29,686	1,766,020

		7,395,230

Electronic Equipment, Instruments & Components–3.95%
†Arrow Electronics	60,953	3,899,163
Avnet	83,793	3,440,541
Belden	27,892	1,924,269
Cognex	56,936	3,009,637
Ingram Micro	99,961	3,564,609
†IPG Photonics	24,226	1,995,011
Jabil Circuit	127,876	2,790,254
†Keysight Technologies	111,471	3,532,516
†Knowles	58,742	825,325
National Instruments	70,619	2,005,580
SYNNEX	19,200	2,190,912
†Tech Data	23,331	1,976,369
†Trimble	164,679	4,703,232
†VeriFone Systems	73,195	1,152,089
Vishay Intertechnology	90,050	1,268,805
†Zebra Technologies	35,294	2,456,815

		40,735,127

Energy Equipment & Services–1.47%
Diamond Offshore Drilling	42,600	750,186
†Dril-Quip	25,160	1,402,418
Ensco Class A	196,161	1,667,369
Nabors Industries	186,998	2,273,896
Noble	161,568	1,024,341
Oceaneering International	65,013	1,788,508
†Oil States International	34,196	1,079,568
Patterson-UTI Energy	97,700	2,185,549
Rowan	82,926	1,257,158
Superior Energy Services	98,196	1,757,708

		15,186,701

Equity Real Estate Investment Trusts–11.15%
Alexandria Real Estate Equities	51,986	5,654,517
American Campus Communities	87,041	4,427,776
Camden Property Trust	58,285	4,880,786
Care Capital Properties	55,682	1,586,937
†Communications Sales & Leasing	89,228	2,802,651
Corporate Office Properties Trust	62,807	1,780,578
Corrections Corp. of America	77,911	1,080,626
DCT Industrial Trust	60,223	2,923,827
Douglas Emmett	95,844	3,510,766
Duke Realty	231,691	6,332,115
Education Realty Trust	47,689	2,057,303
EPR Properties	42,542	3,349,757
Equity One	60,268	1,844,803
First Industrial Realty Trust	77,300	2,181,406
Healthcare Realty Trust	77,400	2,636,244

LVIP SSGA Mid-Cap Index Fund–2

LVIP SSGA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Highwoods Properties	65,898	$3,434,604
Hospitality Properties Trust	109,730	3,261,176
Kilroy Realty	61,545	4,268,146
Lamar Advertising	55,284	3,610,598
LaSalle Hotel Properties	73,513	1,754,755
Liberty Property Trust	97,998	3,954,219
Life Storage	30,589	2,720,586
Mack-Cali Realty	59,465	1,618,637
Medical Properties Trust	194,408	2,871,406
Mid-America Apartment Communities	49,835	4,683,992
National Retail Properties	98,090	4,987,877
Omega Healthcare Investors	129,049	4,574,784
Post Properties	34,938	2,310,450
Potlatch	27,036	1,051,430
Rayonier	79,985	2,122,802
Regency Centers	68,951	5,343,013
Senior Housing Properties Trust	158,721	3,604,554
Tanger Factory Outlet Centers	64,266	2,503,803
Taubman Centers	39,499	2,939,121
Urban Edge Properties	61,365	1,726,811
Washington Prime Group	123,047	1,523,322
Weingarten Realty Investors	78,573	3,062,776

		114,978,954

Food & Staples Retailing–0.62%
Casey’s General Stores	26,175	3,144,926
†Sprouts Farmers Market	92,100	1,901,865
†United Natural Foods	33,376	1,336,375

		6,383,166

Food Products–2.77%
Dean Foods	60,874	998,334
Flowers Foods	120,408	1,820,569
†Hain Celestial Group	68,360	2,432,249
Ingredion	47,675	6,343,635
Lancaster Colony	12,662	1,672,524
†Post Holdings	43,217	3,335,056
Snyders-Lance	55,900	1,877,122
Tootsie Roll Industries	11,925	439,198
†TreeHouse Foods	37,869	3,301,798
†WhiteWave Foods	117,091	6,373,263

		28,593,748

Gas Utilities–2.10%
Atmos Energy	69,285	5,159,654
National Fuel Gas	56,807	3,071,554
New Jersey Resources	55,900	1,836,874
ONE Gas	34,037	2,104,848
Southwest Gas	31,400	2,193,604
UGI	114,411	5,175,954
WGL Holdings	34,220	2,145,594

		21,688,082

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies–3.98%
†ABIOMED	26,700	$3,433,086
†Align Technology	49,656	4,655,250
†Halyard Health	30,963	1,073,178
Hill-Rom Holdings	39,829	2,468,601
†IDEXX Laboratories	59,202	6,673,841
†LivaNova	29,600	1,779,256
†NuVasive	32,800	2,186,448
ResMed	92,909	6,019,574
STERIS	57,472	4,201,203
Teleflex	29,111	4,892,104
West Pharmaceutical Services	48,894	3,642,603

		41,025,144

Health Care Providers & Services–1.99%
†Amsurg	36,700	2,460,735
†Community Health Systems	74,857	863,850
†LifePoint Health	28,243	1,672,833
†MEDNAX	60,663	4,018,924
†Molina Healthcare	28,518	1,663,170
Owens & Minor	41,619	1,445,428
†Tenet Healthcare	51,200	1,160,192
†VCA	54,066	3,783,539
†WellCare Health Plans	29,221	3,421,487

		20,490,158

Health Care Technology–0.15%
†Allscripts Healthcare Solutions	121,669	1,602,381

		1,602,381

Hotels, Restaurants & Leisure–2.42%
Brinker International	36,743	1,852,949
†Buffalo Wild Wings	12,282	1,728,569
Cheesecake Factory	29,014	1,452,441
Churchill Downs	8,000	1,170,800
Cracker Barrel Old Country Store	15,648	2,068,979
Domino’s Pizza	32,200	4,889,570
Dunkin’ Brands Group	61,347	3,194,952
International Speedway Class A	17,738	592,804
Jack in the Box	21,235	2,037,286
†Panera Bread Class A	14,928	2,906,780
Texas Roadhouse	41,900	1,635,357
Wendy’s	133,201	1,438,571

		24,969,058

Household Durables–1.59%
CalAtlantic Group	49,300	1,648,592
†Helen of Troy	18,200	1,568,294
KB Home	53,736	866,224
†NVR	2,401	3,937,328
†Tempur Sealy International	34,081	1,933,756
†Toll Brothers	99,814	2,980,446
†TRI Pointe Homes	96,817	1,276,048

LVIP SSGA Mid-Cap Index Fund–3

LVIP SSGA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables (continued)
Tupperware Brands	33,905	$2,216,370

		16,427,058

Household Products–0.19%
Energizer Holdings	40,121	2,004,445

		2,004,445

Independent Power & Renewable Electricity Producers–0.08%
†Talen Energy	56,262	779,229

		779,229

Industrial Conglomerates–0.43%
Carlisle	43,098	4,420,562

		4,420,562

Insurance–4.76%
†Alleghany	10,233	5,372,530
American Financial Group	48,727	3,654,525
Aspen Insurance Holdings	39,554	1,842,821
Brown & Brown	76,682	2,891,678
CNO Financial Group	116,720	1,782,314
Endurance Specialty Holdings	42,923	2,809,310
Everest Re Group	27,787	5,278,696
First American Financial	72,341	2,841,554
†Genworth Financial	330,600	1,639,776
Hanover Insurance Group	28,451	2,145,774
Kemper	32,056	1,260,442
Mercury General	24,178	1,326,163
Old Republic International	163,373	2,878,632
Primerica	30,943	1,640,907
Reinsurance Group of America	42,709	4,610,009
RenaissanceRe Holdings	27,519	3,306,683
WR Berkley	65,671	3,793,157

		49,074,971

Internet & Direct Marketing Retail–0.08%
HSN	21,222	844,636

		844,636

Internet Software & Services–0.63%
†comScore	29,000	889,140
j2 Global	32,100	2,138,181
†Rackspace Hosting	70,430	2,231,927
†WebMD Health	25,102	1,247,569

		6,506,817

IT Services–3.87%
†Acxiom	51,624	1,375,780
Broadridge Financial Solutions	78,879	5,347,207
Computer Sciences	93,724	4,893,330
Convergys	62,891	1,913,144
†CoreLogic	58,513	2,294,880
DST Systems	21,366	2,519,479
†Gartner	55,131	4,876,337

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
Jack Henry & Associates	51,736	$4,426,015
Leidos Holdings	94,942	4,109,090
MAXIMUS	42,415	2,398,992
†NeuStar Class A	35,684	948,838
Science Applications International	29,275	2,030,807
†WEX	25,739	2,782,128

		39,916,027

Leisure Products–0.73%
Brunswick	59,280	2,891,678
Polaris Industries	39,382	3,049,742
†Vista Outdoor	39,506	1,574,709

		7,516,129

Life Sciences Tools & Services–0.97%
†Bio-Rad Laboratories Class A	13,620	2,231,092
Bio-Techne	24,938	2,730,711
†Charles River Laboratories International	31,071	2,589,457
†PAREXEL International	34,837	2,419,430

		9,970,690

Machinery–4.65%
AGCO	44,701	2,204,653
CLARCOR	32,735	2,127,775
Crane	33,274	2,096,595
Donaldson	89,013	3,322,855
Graco	36,628	2,710,472
IDEX	50,788	4,752,233
ITT	59,466	2,131,261
Joy Global	65,000	1,803,100
Kennametal	52,938	1,536,261
Lincoln Electric Holdings	41,314	2,587,083
Nordson	35,108	3,497,810
Oshkosh	49,151	2,752,456
Terex	72,107	1,832,239
Timken	47,212	1,659,030
Toro	71,800	3,363,112
Trinity Industries	102,111	2,469,044
Wabtec	59,486	4,857,032
Woodward	36,128	2,257,277

		47,960,288

Marine–0.21%
†Kirby	35,696	2,218,863

		2,218,863

Media–1.32%
†AMC Networks Class A	40,266	2,088,195
Cable One	3,073	1,794,632
Cinemark Holdings	69,119	2,645,875
John Wiley & Sons Class A	28,839	1,488,381
†Live Nation Entertainment	88,499	2,431,952

LVIP SSGA Mid-Cap Index Fund–4

LVIP SSGA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
Meredith	24,418	$1,269,492
New York Times Class A	81,559	974,630
Time	66,172	958,171

		13,651,328

Metals & Mining–1.92%
Allegheny Technologies	72,345	1,307,274
Carpenter Technology	30,153	1,244,113
Commercial Metals	74,226	1,201,719
Compass Minerals International	21,859	1,611,008
Reliance Steel & Aluminum	48,481	3,492,086
Royal Gold	43,576	3,374,090
Steel Dynamics	162,875	4,070,246
United States Steel	113,071	2,132,519
Worthington Industries	29,153	1,400,219

		19,833,274

Multiline Retail–0.32%
Big Lots	28,866	1,378,351
†JC Penney	203,331	1,874,712

		3,253,063

Multi-Utilities–0.97%
Black Hills	35,097	2,148,638
MDU Resources Group	130,603	3,322,540
NorthWestern	31,600	1,817,948
Vectren	54,150	2,718,330

		10,007,456

Oil, Gas & Consumable Fuels–2.33%
CONSOL Energy	118,598	2,277,082
†Denbury Resources	269,029	868,964
Energen	64,886	3,745,220
†Gulfport Energy	82,456	2,329,382
HollyFrontier	118,190	2,895,655
QEP Resources	160,159	3,127,905
SM Energy	58,116	2,242,115
Western Refining	53,293	1,410,133
World Fuel Services	46,216	2,137,952
†WPX Energy	225,036	2,968,225

		24,002,633

Paper & Forest Products–0.32%
Domtar	41,566	1,543,346
†Louisiana-Pacific	95,087	1,790,488

		3,333,834

Personal Products–0.46%
Avon Products	289,269	1,637,263
†Edgewell Personal Care	38,851	3,089,432

		4,726,695

Pharmaceuticals–0.53%
†Akorn	59,404	1,619,353

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
†Catalent	82,426	$2,129,888
†Prestige Brands Holdings	35,000	1,689,450

		5,438,691

Professional Services–0.55%
CEB	20,884	1,137,551
†FTI Consulting	27,416	1,221,657
ManpowerGroup	45,761	3,306,690

		5,665,898

Real Estate Management & Development–0.45%
Alexander & Baldwin	30,548	1,173,654
Jones Lang LaSalle	30,248	3,441,920

		4,615,574

Road & Rail–1.02%
†Avis Budget Group	61,900	2,117,599
†Genesee & Wyoming	37,794	2,605,896
Landstar System	27,593	1,878,531
†Old Dominion Freight Line	46,487	3,189,473
Werner Enterprises	29,708	691,305

		10,482,804

Semiconductors & Semiconductor Equipment–2.39%
†Advanced Micro Devices	485,547	3,355,130
†Cirrus Logic	40,800	2,168,520
†Cree	65,306	1,679,670
Cypress Semiconductor	214,711	2,610,886
†Integrated Device Technology	87,005	2,009,815
Intersil Class A	88,244	1,935,191
†Microsemi	74,600	3,131,708
Monolithic Power Systems	24,300	1,956,150
†Silicon Laboratories	27,830	1,636,404
†Synaptics	22,397	1,312,016
Teradyne	132,874	2,867,421

		24,662,911

Software–4.59%
†ACI Worldwide	76,308	1,478,849
†ANSYS	57,795	5,352,395
†Cadence Design Systems	195,087	4,980,571
CDK Global	99,188	5,689,424
†CommVault Systems	26,895	1,428,931
†Donnelley Financial Solutions	17,329	502,541
Fair Isaac	20,381	2,539,269
†Fortinet	98,051	3,621,023
†Manhattan Associates	47,582	2,741,675
Mentor Graphics	72,468	1,916,054
†PTC	76,731	3,399,951
†Synopsys	99,964	5,932,863
†Tyler Technologies	22,064	3,778,019
†Ultimate Software Group	19,329	3,950,654

		47,312,219

LVIP SSGA Mid-Cap Index Fund–5

LVIP SSGA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail–2.40%
Aaron’s	42,894	$1,090,365
Abercrombie & Fitch	44,670	709,806
American Eagle Outfitters	114,270	2,040,862
†Ascena Retail Group	113,433	634,090
†Cabela’s	34,415	1,890,416
Chico’s FAS	85,612	1,018,783
CST Brands	49,443	2,377,714
Dick’s Sporting Goods	58,823	3,336,441
GameStop Class A	67,833	1,871,512
Guess	42,257	617,375
†Murphy USA	24,129	1,721,845
Office Depot	364,987	1,303,004
†Restoration Hardware Holdings	24,800	857,584
†Sally Beauty Holdings	97,100	2,493,528
Williams-Sonoma	53,768	2,746,469

		24,709,794

Technology Hardware, Storage & Peripherals–0.65%
†3D Systems	70,699	1,269,047
Diebold	49,883	1,236,600
Lexmark International Class A	40,696	1,626,212
†NCR	81,018	2,607,969

		6,739,828

Textiles, Apparel & Luxury Goods–0.81%
Carter’s	33,495	2,904,351
†Deckers Outdoor	20,801	1,238,700
†Fossil Group	27,500	763,675
†Kate Spade & Co.	85,062	1,457,112
†Skechers U.S.A. Class A	87,453	2,002,674

		8,366,512

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrifts & Mortgage Finance–0.60%
New York Community Bancorp	325,047	$4,625,419
Washington Federal	59,217	1,579,910

		6,205,329

Trading Companies & Distributors–0.71%
GATX	26,716	1,190,198
MSC Industrial Direct	29,832	2,189,967
†NOW	71,242	1,526,716
Watsco	17,275	2,434,047

		7,340,928

Water Utilities–0.35%
Aqua America	118,450	3,610,356

		3,610,356

Wireless Telecommunication Services–0.17%
Telephone & Data Systems	62,798	1,706,850

		1,706,850

Total Common Stock (Cost $937,169,119)		1,006,206,466

MONEY MARKET FUND–2.42%
Dreyfus Treasury & Agency Cash Management Fund -Institutional Shares (seven-day effective yield 0.21%)	24,952,028	24,952,028

Total Money Market Fund (Cost $24,952,028)		24,952,028

TOTAL VALUE OF SECURITIES–99.99% (Cost $962,121,147)	1,031,158,494
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	59,793

NET ASSETS APPLICABLE TO 95,069,277 SHARES OUTSTANDING–100.00%	$1,031,218,287

†	Non-income producing for the period.

«	Includes $1,205,055 cash collateral held at broker for futures contracts as of September 30, 2016.

The	following futures contract was outstanding at September 30, 2016:

Futures Contract

Contract to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
165 E-mini S&P MidCap 400 Index	$25,453,718	$25,568,400	12/19/16	$114,682

The use of futures contract involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

IT–Information Technology

LVIP SSGA Mid-Cap Index Fund–6

LVIP SSGA Mid-Cap Index Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Mid-Cap Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closure or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$962,121,147

Aggregate unrealized appreciation	$128,161,096
Aggregate unrealized depreciation	(59,123,749)

Net unrealized appreciation	$69,037,347

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Common Stock	$1,006,206,466
Money Market Fund	24,952,028

Total	$1,031,158,494

Futures Contracts	$114,682

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Mid-Cap Index Fund–7

LVIP SSGA S&P 500 Index Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.65%
Aerospace & Defense–2.03%
Boeing	209,589	$27,611,255
General Dynamics	103,780	16,102,505
L-3 Communications Holdings	28,676	4,322,333
Lockheed Martin	90,602	21,719,111
Northrop Grumman	65,733	14,063,575
Raytheon	107,501	14,634,111
Rockwell Collins	47,305	3,989,704
Textron	97,822	3,888,425
†TransDigm Group	19,400	5,608,928
United Technologies	282,459	28,697,834

		140,637,781

Air Freight & Logistics–0.72%
CH Robinson Worldwide	51,527	3,630,592
Expeditors International of Washington	67,776	3,491,820
FedEx	90,203	15,756,660
United Parcel Service Class B	249,524	27,287,945

		50,167,017

Airlines–0.51%
Alaska Air Group	44,700	2,943,942
American Airlines Group	191,400	7,007,154
Delta Air Lines	282,000	11,099,520
Southwest Airlines	232,481	9,041,186
†United Continental Holdings	105,000	5,509,350

		35,601,152

Auto Components–0.42%
BorgWarner	79,998	2,814,330
Delphi Automotive	101,424	7,233,560
Goodyear Tire & Rubber	96,337	3,111,685
Johnson Controls International	343,789	15,996,514

		29,156,089

Automobiles–0.53%
Ford Motor	1,417,102	17,104,421
General Motors	505,306	16,053,572
Harley-Davidson	68,393	3,596,788

		36,754,781

Banks–5.27%
Bank of America	3,709,101	58,047,431
BB&T	295,926	11,162,329
Citigroup	1,058,862	50,010,052
Citizens Financial Group	187,100	4,623,241
Comerica	63,052	2,983,621
Fifth Third Bancorp	286,512	5,862,036
Huntington Bancshares	391,420	3,859,401
JPMorgan Chase & Co.	1,306,860	87,023,807
KeyCorp	391,194	4,760,831
M&T Bank	57,085	6,627,569
People’s United Financial	108,817	1,721,485

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
PNC Financial Services Group	180,046	$16,220,344
Regions Financial	472,614	4,664,700
SunTrust Banks	184,764	8,092,663
U.S. Bancorp	593,056	25,436,172
Wells Fargo & Co.	1,642,782	72,742,387
Zions Bancorporation	71,242	2,209,927

		366,047,996

Beverages–2.17%
Brown-Forman Class B	75,340	3,574,130
Coca-Cola	1,399,997	59,247,873
Constellation Brands Class A	64,135	10,677,836
Dr Pepper Snapple Group	68,258	6,232,638
Molson Coors Brewing Class B	64,517	7,083,967
†Monster Beverage	51,017	7,489,806
PepsiCo	519,275	56,481,542

		150,787,792

Biotechnology–2.93%
AbbVie	589,210	37,161,475
†Alexion Pharmaceuticals	82,005	10,048,893
Amgen	270,057	45,048,208
†Biogen	78,849	24,682,102
†Celgene	281,240	29,398,017
Gilead Sciences	481,549	38,100,157
†Regeneron Pharmaceuticals	28,462	11,442,293
†Vertex Pharmaceuticals	87,300	7,613,433

		203,494,578

Building Products–0.14%
Allegion	33,625	2,317,099
Fortune Brands Home & Security	55,400	3,218,740
Masco	122,721	4,210,558

		9,746,397

Capital Markets–2.50%
†Affiliated Managers Group	19,500	2,821,650
Ameriprise Financial	59,882	5,974,427
Bank of New York Mellon	391,203	15,601,176
BlackRock	43,991	15,944,978
Charles Schwab	437,425	13,809,507
CME Group	119,753	12,516,584
†E*TRADE Financial	101,343	2,951,108
Franklin Resources	137,656	4,896,424
Goldman Sachs Group	136,186	21,962,716
Intercontinental Exchange	42,126	11,347,059
Invesco	151,239	4,729,244
Legg Mason	36,847	1,233,638
Moody’s	62,142	6,728,736
Morgan Stanley	545,720	17,495,783
Nasdaq	41,177	2,781,095
Northern Trust	77,684	5,281,735
S&P Global	97,179	12,298,974

LVIP SSGA S&P 500 Index Fund–1

LVIP SSGA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
State Street	131,790	$9,176,538
T. Rowe Price Group	91,435	6,080,427

		173,631,799

Chemicals–2.02%
Air Products & Chemicals	77,999	11,726,370
Albemarle	40,600	3,470,894
CF Industries Holdings	80,590	1,962,367
Dow Chemical	405,857	21,035,568
Eastman Chemical	52,227	3,534,723
Ecolab	94,159	11,461,033
EI du Pont de Nemours & Co.	316,660	21,206,720
FMC	46,801	2,262,360
International Flavors & Fragrances	28,420	4,063,207
LyondellBasell Industries Class A	123,860	9,990,548
Monsanto	160,052	16,357,314
Mosaic	123,247	3,014,622
PPG Industries	96,256	9,949,020
Praxair	102,284	12,358,976
Sherwin-Williams	28,016	7,750,907

		140,144,629

Commercial Services & Supplies–0.30%
Cintas	31,808	3,581,581
Pitney Bowes	70,554	1,281,261
Republic Services	85,837	4,330,477
†Stericycle	29,701	2,380,238
Waste Management	150,071	9,568,527

		21,142,084

Communications Equipment–1.04%
Cisco Systems	1,807,624	57,337,833
†F5 Networks	25,896	3,227,677
Harris	43,458	3,981,187
Juniper Networks	127,104	3,058,122
Motorola Solutions	57,102	4,355,741

		71,960,560

Construction & Engineering–0.10%
Fluor	51,837	2,660,275
†Jacobs Engineering Group	45,834	2,370,534
†Quanta Services	58,087	1,625,855

		6,656,664

Construction Materials–0.14%
Martin Marietta Materials	22,900	4,101,619
Vulcan Materials	46,963	5,341,102

		9,442,721

Consumer Finance–0.72%
American Express	279,950	17,927,998
Capital One Financial	184,930	13,283,522
Discover Financial Services	147,811	8,358,712
Navient	133,464	1,931,224

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Consumer Finance (continued)
Synchrony Financial	297,368	$8,326,304

		49,827,760

Containers & Packaging–0.34%
Avery Dennison	31,943	2,484,846
Ball	62,278	5,103,682
International Paper	148,701	7,134,674
†Owens-Illinois	57,882	1,064,450
Sealed Air	74,097	3,395,125
WestRock	92,018	4,461,033

		23,643,810

Distributors–0.13%
Genuine Parts	53,641	5,388,238
†LKQ	109,600	3,886,416

		9,274,654

Diversified Consumer Services–0.03%
H&R Block	84,114	1,947,239

		1,947,239

Diversified Financial Services–1.46%
†Berkshire Hathaway Class B	686,969	99,246,411
Leucadia National	111,225	2,117,724

		101,364,135

Diversified Telecommunication Services–2.58%
AT&T	2,225,635	90,383,037
CenturyLink	200,303	5,494,311
Frontier Communications	416,649	1,733,260
†Level 3 Communications	104,700	4,855,986
Verizon Communications	1,473,758	76,605,941

		179,072,535

Electric Utilities–1.98%
Alliant Energy	82,000	3,141,420
American Electric Power	178,878	11,485,756
Duke Energy	247,148	19,781,726
Edison International	114,304	8,258,464
Entergy	63,372	4,862,534
Eversource Energy	111,174	6,023,407
Exelon	327,956	10,917,655
FirstEnergy	147,706	4,886,114
NextEra Energy	167,358	20,471,231
PG&E	174,473	10,672,513
Pinnacle West Capital	39,983	3,038,308
PPL	240,298	8,307,102
Southern	353,026	18,110,234
Xcel Energy	177,477	7,301,404

		137,257,868

Electrical Equipment–0.54%
Acuity Brands	15,700	4,154,220
AMETEK	86,300	4,123,414

LVIP SSGA S&P 500 Index Fund–2

LVIP SSGA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment (continued)
Eaton	166,017	$10,908,977
Emerson Electric	233,230	12,713,367
Rockwell Automation	48,290	5,907,799

		37,807,777

Electronic Equipment, Instruments & Components–0.37%
Amphenol Class A	109,832	7,130,293
Corning	372,460	8,808,679
FLIR Systems	49,450	1,553,719
TE Connectivity	132,411	8,524,620

		26,017,311

Energy Equipment & Services–1.04%
Baker Hughes	156,297	7,888,310
†FMC Technologies	82,116	2,436,382
Halliburton	304,837	13,681,085
Helmerich & Payne	38,008	2,557,938
National Oilwell Varco	135,690	4,985,251
Schlumberger	499,273	39,262,829
†Transocean	119,500	1,273,870

		72,085,665

Equity Real Estate Investment Trusts–2.89%
American Tower	154,203	17,475,826
Apartment Investment & Management	56,213	2,580,739
AvalonBay Communities	49,948	8,882,752
Boston Properties	55,212	7,524,843
Crown Castle International	117,965	11,113,483
Digital Realty Trust	52,400	5,089,088
Equinix	24,342	8,769,205
Equity Residential	128,742	8,281,973
Essex Property Trust	23,600	5,255,720
Extra Space Storage	43,800	3,478,158
Federal Realty Investment Trust	24,600	3,786,678
Four Corners Property Trust	1	21
General Growth Properties	208,500	5,754,600
HCP	166,323	6,311,958
Host Hotels & Resorts	265,751	4,137,743
Iron Mountain	89,100	3,343,923
Kimco Realty	143,945	4,167,208
Macerich	48,010	3,882,569
Prologis	185,389	9,925,727
Public Storage	53,651	11,971,684
Realty Income	91,000	6,090,630
Simon Property Group	112,448	23,277,860
SL Green Realty	34,900	3,772,690
UDR	93,300	3,357,867
Ventas	119,495	8,439,932
Vornado Realty Trust	63,174	6,393,841
Welltower	126,101	9,428,572
Weyerhaeuser	266,507	8,512,234

		201,007,524

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food & Staples Retailing–2.11%
Costco Wholesale	159,748	$24,363,167
CVS Health	388,321	34,556,686
Kroger	344,546	10,226,125
Sysco	187,218	9,175,554
Walgreens Boots Alliance	312,162	25,166,500
Wal-Mart Stores	552,095	39,817,091
Whole Foods Market	116,000	3,288,600

		146,593,723

Food Products–1.67%
Archer-Daniels-Midland	215,923	9,105,473
Campbell Soup	62,850	3,437,895
ConAgra Foods	153,952	7,252,679
General Mills	216,012	13,798,847
Hershey	51,930	4,964,508
Hormel Foods	94,272	3,575,737
JM Smucker	42,547	5,766,820
Kellogg	89,577	6,939,530
Kraft Heinz	216,124	19,345,259
McCormick & Co.	41,319	4,128,594
Mead Johnson Nutrition	66,259	5,235,124
Mondelez International	560,608	24,610,691
Tyson Foods Class A	108,550	8,105,429

		116,266,586

Health Care Equipment & Supplies–2.69%
Abbott Laboratories	526,903	22,282,728
Baxter International	175,722	8,364,367
Becton Dickinson	77,101	13,857,363
†Boston Scientific	479,187	11,404,651
Cooper	17,600	3,154,976
CR Bard	26,337	5,906,862
Danaher	217,201	17,026,386
DENTSPLY SIRONA	86,375	5,133,266
†Edwards Lifesciences	76,616	9,236,825
†Hologic	88,400	3,432,572
†Intuitive Surgical	13,223	9,584,427
Medtronic	504,996	43,631,654
St. Jude Medical	100,342	8,003,278
Stryker	112,412	13,085,881
†Varian Medical Systems	35,132	3,496,688
Zimmer Biomet Holdings	71,890	9,347,138

		186,949,062

Health Care Providers & Services–2.53%
Aetna	127,244	14,690,320
AmerisourceBergen	66,378	5,362,015
Anthem	93,288	11,689,919
Cardinal Health	120,161	9,336,510
†Centene	60,800	4,071,168
Cigna	93,156	12,140,090
†DaVita	60,328	3,985,871
†Express Scripts Holding	226,732	15,991,408

LVIP SSGA S&P 500 Index Fund–3

LVIP SSGA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†HCA Holdings	108,800	$8,228,544
†Henry Schein	29,500	4,807,910
Humana	52,332	9,257,007
†Laboratory Corp of America Holdings	34,947	4,804,514
McKesson	81,487	13,587,957
Patterson	30,024	1,379,303
Quest Diagnostics	50,611	4,283,209
UnitedHealth Group	341,446	47,802,440
Universal Health Services Class B	32,000	3,943,040

		175,361,225

Health Care Technology–0.10%
†Cerner	109,929	6,788,116

		6,788,116

Hotels, Restaurants & Leisure–1.58%
Carnival	162,391	7,927,929
†Chipotle Mexican Grill	10,922	4,625,467
Darden Restaurants	40,630	2,491,432
Marriott International Class A	119,727	8,061,219
McDonald’s	308,418	35,579,100
Royal Caribbean Cruises	61,200	4,586,940
Starbucks	529,106	28,645,799
Wyndham Worldwide	42,173	2,839,508
Wynn Resorts	28,350	2,761,857
Yum Brands	133,324	12,107,152

		109,626,403

Household Durables–0.46%
DR Horton	116,474	3,517,515
Garmin	42,324	2,036,208
Harman International Industries	24,006	2,027,307
Leggett & Platt	48,336	2,203,155
Lennar	62,643	2,652,305
†Mohawk Industries	21,700	4,347,378
Newell Brands	163,503	8,610,068
PulteGroup	117,141	2,347,506
Whirlpool	27,308	4,428,265

		32,169,707

Household Products–1.98%
Church & Dwight	93,000	4,456,560
Clorox	45,885	5,743,884
Colgate-Palmolive	324,352	24,047,457
Kimberly-Clark	131,231	16,553,478
Procter & Gamble	962,368	86,372,528

		137,173,907

Independent Power & Renewable Electricity Producers–0.07%
AES	248,815	3,197,273
NRG Energy	118,655	1,330,123

		4,527,396

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Industrial Conglomerates–2.49%
3M	218,971	$38,589,259
General Electric	3,242,483	96,042,346
Honeywell International	275,272	32,093,962
Roper Technologies	35,164	6,416,375

		173,141,942

Insurance–2.60%
Aflac	153,511	11,032,836
Allstate	135,072	9,344,281
American International Group	367,144	21,786,325
Aon	95,696	10,764,843
Arthur J. Gallagher & Co.	63,400	3,225,158
Assurant	23,816	2,197,026
Chubb	167,446	21,039,590
Cincinnati Financial	52,875	3,987,833
Hartford Financial Services Group	147,989	6,336,889
*Lincoln National	91,136	4,281,569
Loews	96,708	3,979,534
Marsh & McLennan	188,469	12,674,540
MetLife	394,915	17,546,073
Principal Financial Group	95,833	4,936,358
Progressive	207,718	6,543,117
Prudential Financial	158,125	12,910,906
Torchmark	41,479	2,650,093
Travelers	105,606	12,097,167
Unum Group	89,211	3,150,040
Willis Towers Watson	48,773	6,475,591
Xl Group	109,742	3,690,623

		180,650,392

Internet & Direct Marketing Retail–2.42%
†Amazon.com	142,358	119,197,777
Expedia	41,749	4,872,943
†Netflix	155,700	15,344,235
†Priceline Group	17,775	26,155,735
†TripAdvisor	39,134	2,472,486

		168,043,176

Internet Software & Services–4.44%
†Akamai Technologies	62,403	3,306,735
†Alphabet Class A Class A	106,220	85,407,253
†Alphabet Class C Class C	106,798	83,013,017
†eBay	381,744	12,559,378
†Facebook Class A	840,600	107,823,762
†VeriSign	35,587	2,784,327
†Yahoo	309,223	13,327,511

		308,221,983

IT Services–3.69%
Accenture Class A	225,267	27,520,869
†Alliance Data Systems	21,900	4,698,207
Automatic Data Processing	163,268	14,400,238

LVIP SSGA S&P 500 Index Fund–4

LVIP SSGA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
†Cognizant Technology Solutions Class A	221,716	$10,578,070
CSRA	49,285	1,325,767
Fidelity National Information Services	117,789	9,073,287
†Fiserv	79,612	7,919,006
Global Payments	55,226	4,239,148
International Business Machines	314,463	49,952,448
Mastercard Class A	350,620	35,682,597
Paychex	114,576	6,630,513
†PayPal Holdings	400,044	16,389,803
†Teradata	47,428	1,470,268
Total System Services	58,068	2,737,906
Visa Class A	682,228	56,420,256
Western Union	183,387	3,818,117
@Xerox	339,485	3,438,983

		256,295,483

Leisure Products–0.10%
Hasbro	39,684	3,148,132
Mattel	118,368	3,584,183

		6,732,315

Life Sciences Tools & Services–0.70%
Agilent Technologies	117,037	5,511,272
†Illumina	51,400	9,337,324
†Mettler-Toledo International	9,600	4,030,368
PerkinElmer	39,675	2,226,164
Thermo Fisher Scientific	143,953	22,897,164
†Waters	29,216	4,630,444

		48,632,736

Machinery–1.42%
Caterpillar	211,281	18,755,414
Cummins	57,229	7,333,896
Deere & Co	110,500	9,431,175
Dover	55,851	4,112,868
Flowserve	47,884	2,309,924
Fortive	108,600	5,527,740
Illinois Tool Works	117,519	14,083,477
Ingersoll-Rand	93,175	6,330,310
PACCAR	127,655	7,503,561
Parker-Hannifin	47,582	5,972,968
Pentair	65,594	4,213,759
Snap-on	20,375	3,096,185
Stanley Black & Decker	54,640	6,719,627
Xylem	63,873	3,350,139

		98,741,043

Media–2.88%
CBS Class B	155,803	8,528,656
†Charter Communications Class A	78,000	21,057,660
Comcast Class A	873,972	57,979,302
†Discovery Communications Class A	52,143	1,403,690

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
†Discovery Communications Class C	91,943	$2,419,020
Interpublic Group	147,580	3,298,413
News Class A	135,890	1,899,742
News Class B	38,200	543,204
Omnicom Group	87,097	7,403,245
Scripps Networks Interactive Class A	33,553	2,130,280
TEGNA	79,305	1,733,607
Time Warner	285,933	22,763,126
Twenty-First Century Fox Class A	400,357	9,696,647
Twenty-First Century Fox Class B	176,200	4,359,188
Viacom Class B	123,923	4,721,466
Walt Disney	539,190	50,069,183

		200,006,429

Metals & Mining–0.33%
Alcoa	483,181	4,899,455
Freeport-McMoRan	459,061	4,985,402
Newmont Mining	193,932	7,619,588
Nucor	111,943	5,535,581

		23,040,026

Multiline Retail–0.54%
Dollar General	92,929	6,504,101
†Dollar Tree	83,683	6,605,099
Kohl’s	70,903	3,102,006
Macy’s	112,117	4,153,935
Nordstrom	49,411	2,563,443
Target	212,838	14,617,714

		37,546,298

Multi-Utilities–1.05%
Ameren	85,201	4,190,185
CenterPoint Energy	150,835	3,503,897
CMS Energy	96,538	4,055,561
Consolidated Edison	110,012	8,283,904
Dominion Resources	225,610	16,756,055
DTE Energy	62,092	5,816,158
NiSource	110,795	2,671,267
Public Service Enterprise Group	182,489	7,640,814
SCANA	49,706	3,597,223
Sempra Energy	89,788	9,624,376
WEC Energy Group	110,658	6,626,201

		72,765,641

Oil, Gas & Consumable Fuels–6.01%
Anadarko Petroleum	181,227	11,482,543
Apache	135,726	8,668,820
Cabot Oil & Gas	168,696	4,352,357
†Chesapeake Energy	182,105	1,141,798
Chevron	682,434	70,236,107
Cimarex Energy	33,700	4,528,269
†Concho Resources	51,000	7,004,850
ConocoPhillips	449,210	19,527,159

LVIP SSGA S&P 500 Index Fund–5

LVIP SSGA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Devon Energy	186,614	$8,231,544
EOG Resources	200,002	19,342,193
EQT	62,607	4,546,520
Exxon Mobil	1,499,110	130,842,321
Hess	96,620	5,180,764
Kinder Morgan	692,081	16,007,834
Marathon Oil	302,129	4,776,659
Marathon Petroleum	189,020	7,672,322
Murphy Oil	58,565	1,780,376
†Newfield Exploration	73,397	3,189,834
Noble Energy	151,585	5,417,648
Occidental Petroleum	277,498	20,235,154
ONEOK	73,077	3,755,427
Phillips 66	160,071	12,893,719
Pioneer Natural Resources	59,514	11,048,774
Range Resources	59,106	2,290,357
†Southwestern Energy	174,150	2,410,236
Spectra Energy	241,690	10,332,248
Tesoro	43,861	3,489,581
Valero Energy	174,245	9,234,985
Williams	243,318	7,477,162

		417,097,561

Personal Products–0.10%
Estee Lauder Class A	78,567	6,957,894

		6,957,894

Pharmaceuticals–5.36%
†Allergan	143,303	33,004,114
Bristol-Myers Squibb	599,526	32,326,442
Eli Lilly & Co	353,452	28,368,058
†Endo International	71,500	1,440,725
Johnson & Johnson	991,881	117,170,903
†Mallinckrodt	40,800	2,847,024
Merck & Co	996,981	62,221,584
†Mylan	164,905	6,286,179
Perrigo	52,151	4,815,102
Pfizer	2,192,648	74,264,988
Zoetis	177,921	9,253,671

		371,998,790

Professional Services–0.29%
Dun & Bradstreet	13,178	1,800,378
Equifax	42,618	5,735,530
Nielsen Holdings	120,300	6,444,471
Robert Half International	47,717	1,806,566
†Verisk Analytics Class A	55,000	4,470,400

		20,257,345

Real Estate Management & Development–0.04%
†CBRE Group Class A	98,176	2,746,964

		2,746,964

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Road & Rail–0.84%
CSX	346,504	$10,568,372
JB Hunt Transport Services	32,400	2,628,936
Kansas City Southern	38,738	3,615,030
Norfolk Southern	107,532	10,437,056
Ryder System	18,586	1,225,747
Union Pacific	304,202	29,668,821

		58,143,962

Semiconductors & Semiconductor Equipment–3.21%
Analog Devices	112,422	7,245,598
Applied Materials	403,953	12,179,183
Broadcom	142,785	24,633,268
†First Solar	26,332	1,039,851
Intel	1,697,028	64,062,807
KLA-Tencor	56,221	3,919,166
Lam Research	56,750	5,374,793
Linear Technology	83,733	4,964,530
Microchip Technology	77,303	4,803,608
†Micron Technology	376,759	6,698,775
NVIDIA	192,610	13,197,637
†Qorvo	46,100	2,569,614
QUALCOMM	531,024	36,375,144
Skyworks Solutions	66,900	5,093,766
Texas Instruments	362,924	25,470,006
Xilinx	92,855	5,045,741

		222,673,487

Software–4.25%
Activision Blizzard	245,400	10,871,220
†Adobe Systems	181,200	19,667,448
†Autodesk	69,703	5,041,618
@CA	112,419	3,718,821
†Citrix Systems	56,456	4,811,180
†Electronic Arts	109,179	9,323,887
Intuit	88,140	9,696,281
Microsoft	2,820,288	162,448,589
Oracle	1,088,078	42,739,704
†Red Hat	65,903	5,326,939
†salesforce.com	229,236	16,351,404
Symantec	215,525	5,409,678

		295,406,769

Specialty Retail–2.46%
Advance Auto Parts	25,800	3,847,296
†AutoNation	26,206	1,276,494
†AutoZone	11,027	8,472,485
Bed Bath & Beyond	60,526	2,609,276
Best Buy	101,877	3,889,664
†CarMax	74,209	3,959,050
Foot Locker	49,100	3,325,052
Gap	84,850	1,887,064
Home Depot	449,785	57,878,334
L Brands	91,643	6,485,575

LVIP SSGA S&P 500 Index Fund–6

LVIP SSGA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
Lowe’s	320,397	$23,135,867
†O’Reilly Automotive	35,057	9,819,816
Ross Stores	147,226	9,466,632
Signet Jewelers	28,300	2,109,199
Staples	224,535	1,919,774
Tiffany & Co.	39,515	2,869,974
TJX	238,746	17,853,426
Tractor Supply	47,700	3,212,595
†Ulta Salon Cosmetics & Fragrance	22,700	5,402,146
†Urban Outfitters	35,117	1,212,239

		170,631,958

Technology Hardware, Storage & Peripherals–3.72%
Apple	1,950,389	220,491,476
Hewlett Packard Enterprise	613,976	13,967,954
HP	635,676	9,872,048
NetApp	107,043	3,834,280
Seagate Technology	109,172	4,208,581
Western Digital	99,034	5,790,518

		258,164,857

Textiles, Apparel & Luxury Goods–0.76%
Coach	96,734	3,536,595
Hanesbrands	141,900	3,582,975
†Michael Kors Holdings	69,000	3,228,510
NIKE Class B	480,968	25,322,965
PVH	28,933	3,197,097
Ralph Lauren	21,272	2,151,450
†Under Armour Class A	63,800	2,467,784
†Under Armour Class C	64,252	2,175,573
VF	121,252	6,796,175

		52,459,124

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Tobacco–1.62%
Altria Group	703,201	$44,463,399
Philip Morris International	556,616	54,114,208
Reynolds American	301,202	14,201,674

		112,779,281

Trading Companies & Distributors–0.17%
Fastenal	106,003	4,428,805
†United Rentals	34,000	2,668,660
WW Grainger	21,253	4,778,525

		11,875,990

Water Utilities–0.07%
American Water Works	63,900	4,782,276

		4,782,276

Total Common Stock (Cost $4,408,262,563)		6,779,928,165

MONEY MARKET FUND–2.12%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	147,037,282	147,037,282

Total Money Market Fund (Cost $147,037,282)		147,037,282

	Principal Amount°

SHORT-TERM INVESTMENT–0.16%
≠U.S. Treasury Obligations–0.16%
U.S. Treasury Bill ¥0.42% 3/2/17	11,395,000	11,378,113

Total Short-Term Investment (Cost $11,374,793)		11,378,113

LVIP SSGA S&P 500 Index Fund–7

LVIP SSGA S&P 500 Index Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.93% (Cost $4,566,674,638)	$6,938,343,560
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	5,118,072

NET ASSETS APPLICABLE TO 454,111,714 SHARES OUTSTANDING–100.00%	$6,943,461,632

†	Non-income producing for the period.

«	Includes $383,151 cash pledged as collateral for futures contracts as of September 30, 2016.

@	Illiquid security. At September 30, 2016, the aggregate value of illiquid securities was $7,157,804, which represents 0.10% of the Fund’s net assets.

*	Considered an affiliated company. See Note 3 in “Notes.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for derivatives.

The following futures contracts were outstanding at September 30, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1,559	E-mini S&P 500 Index	$167,858,726	$168,403,180	12/19/16	$544,454

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

IT–Information Technology

LVIP SSGA S&P 500 Index Fund–8

LVIP SSGA S&P 500 Index Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA S&P 500 Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at their published net asset value. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$4,566,674,638

Aggregate unrealized appreciation	$2,470,918,865
Aggregate unrealized depreciation	(99,249,943)

Net unrealized appreciation	$2,371,668,922

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Total
Common Stock	$6,772,770,361	$7,157,804	$6,779,928,165
Money Market Fund	147,037,282	—	147,037,282
Short-Term Investments	—	11,378,113	11,378,113

Total	$6,919,807,643	$18,535,917	$6,938,343,560

Futures Contracts	$544,454	$—	$544,454

LVIP SSGA S&P 500 Index Fund––9

LVIP SSGA S&P 500 Index Fund

Notes (continued)

2. Investments (continued)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occured.

3. Transactions with Affiliates

The Fund has investments in Lincoln National Corporation, the parent company of Lincoln Investment Advisors Corporation. Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30,2016 were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 9/30/16	Dividends Received
Lincoln National	$4,580,495	$—	$—	$—	$4,281,569	$—

LVIP SSGA S&P 500 Index Fund––10

LVIP SSGA Small-Cap Index Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–96.99%
Aerospace & Defense–1.50%
AAR	24,598	$770,409
†Aerojet Rocketdyne Holdings	44,468	781,747
†Aerovironment	14,981	365,686
†Astronics	14,367	647,233
Cubic	18,817	880,824
Curtiss-Wright	33,444	3,047,083
†DigitalGlobe	47,366	1,302,565
†Ducommun	7,300	166,732
†Engility Holdings	13,300	418,950
†Esterline Technologies	22,222	1,689,761
†KEYW Holding	26,008	287,128
†KLX	39,700	1,397,440
†Kratos Defense & Security Solutions	39,750	273,877
†Mercury Systems	28,951	711,326
†Moog Class A	23,981	1,427,829
National Presto Industries	4,172	366,260
†Sparton	6,583	172,870
†TASER International	39,145	1,119,938
†Teledyne Technologies	25,864	2,791,502
Triumph Group	36,900	1,028,772
†Vectrus	9,000	137,070
†Wesco Aircraft Holdings	44,720	600,590

		20,385,592

Air Freight & Logistics–0.50%
†Air Transport Services Group	35,876	514,821
†Atlas Air Worldwide Holdings	18,220	780,180
†Echo Global Logistics	21,191	488,665
Forward Air	22,339	966,385
†Hub Group Class A	25,144	1,024,869
Park-Ohio Holdings	7,516	273,958
†Radiant Logistics	22,700	64,468
†XPO Logistics	73,918	2,710,573

		6,823,919

Airlines–0.37%
Allegiant Travel	9,884	1,305,380
†Hawaiian Holdings	39,725	1,930,635
SkyWest	37,592	992,805
†Virgin America	14,400	770,544

		4,999,364

Auto Components–1.19%
†American Axle & Manufacturing Holdings	57,381	988,101
Cooper Tire & Rubber	41,617	1,582,278
†Cooper-Standard Holding	11,100	1,096,680
Dana	112,272	1,750,320
†Dorman Products	19,873	1,269,885
Drew Industries	17,904	1,754,950
†Federal-Mogul Holdings Class A	21,934	210,786
†Fox Factory Holding	19,400	445,618
†Gentherm	27,206	854,813

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Auto Components (continued)
†Horizon Global	13,070	$260,485
Metaldyne Performance Group	10,000	158,500
†Modine Manufacturing	35,764	424,161
†Motorcar Parts of America	13,400	385,652
Spartan Motors	28,900	276,862
Standard Motor Products	16,051	766,596
†Stoneridge	20,431	375,930
Strattec Security	2,500	88,250
Superior Industries International	18,607	542,580
†Tenneco	42,577	2,480,962
Tower International	15,020	361,982
Unique Fabricating	5,700	69,768
†Workhorse Group	5,600	40,544

		16,185,703

Automobiles–0.04%
Winnebago Industries	21,173	499,048

		499,048

Banks–9.57%
1st Source	12,434	443,832
Access National	4,700	112,330
ACNB	5,200	138,216
†Allegiance Bancshares	9,500	256,500
American National Bankshares	5,995	167,560
Ameris Bancorp	25,479	890,491
Ames National	6,665	184,354
Arrow Financial	9,237	303,239
†Atlantic Capital Bancshares	15,100	226,198
Banc of California	36,338	634,461
BancFirst	5,793	420,050
Banco Latinoamericano de Exportacions	22,458	632,866
†Bancorp	26,347	169,148
BancorpSouth	65,131	1,511,039
Bank of Marin Bancorp	5,149	256,060
Bank of the Ozarks	66,962	2,571,341
Bankwell Financial Group	5,000	118,450
Banner	22,519	984,981
Bar Harbor Bankshares	5,000	183,600
Berkshire Hills Bancorp	22,865	633,589
Blue Hills Bancorp	17,853	268,152
BNC Bancorp	32,900	800,128
Boston Private Financial Holdings	61,038	783,118
Bridge Bancorp	14,492	414,326
Brookline Bancorp	51,419	626,798
Bryn Mawr Bank	13,464	430,713
C&F Financial	2,800	120,624
Camden National	7,437	355,042
Capital Bank Financial	14,670	471,054
Capital City Bank Group	6,384	94,292
Cardinal Financial	24,921	650,189

LVIP SSGA Small-Cap Index Fund—1

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Carolina Financial	8,900	$198,826
†Cascade Bancorp	24,543	148,731
Cathay General Bancorp	55,903	1,720,694
CenterState Banks of Florida	34,405	610,001
Central Pacific Financial	22,430	565,012
Central Valley Community Bancorp	7,600	120,536
Century Bancorp Class A	2,361	107,001
Chemical Financial	49,715	2,193,923
Chemung Financial	2,700	78,273
Citizens & Northern	11,161	245,207
City Holding	11,897	598,300
CNB Financial	12,991	274,889
@CoBiz Financial	29,853	397,343
Codorus Valley Bancorp	6,700	146,596
Columbia Banking System	43,683	1,429,308
Community Bank System	32,346	1,556,166
Community Trust Bancorp	11,230	416,745
†CommunityOne Bancorp	8,005	110,789
ConnectOne Bancorp	22,969	414,820
County Bancorp	4,200	84,042
†CU Bancorp	13,160	300,180
†Customers Bancorp	17,980	452,377
CVB Financial	75,959	1,337,638
†Eagle Bancorp	22,909	1,130,101
Enterprise Bancorp	7,060	197,680
Enterprise Financial Services	15,038	469,936
†Equity Bancshares Class A	4,400	114,136
Farmers Capital Bank	6,300	186,732
Farmers National Banc	21,600	232,848
†FCB Financial Holdings Class A	22,400	860,832
Fidelity Southern	18,015	331,296
Financial Institutions	11,888	322,284
First Bancorp (Maine)	9,411	225,582
First Bancorp (North Carolina)	14,885	294,574
†First Bancorp (Puerto Rico)	87,535	455,182
First Busey	22,963	518,964
First Business Financial Services	5,800	136,300
First Citizens BancShares Class A	5,700	1,675,173
First Commonwealth Financial	70,039	706,694
First Community Bancshares	12,463	309,082
†First Community Financial Partners	11,800	112,336
First Connecticut Bancorp	14,728	262,011
First Financial	8,459	344,112
First Financial Bancorp	45,873	1,001,866
First Financial Bankshares	48,014	1,749,630
First Financial Northwest	7,900	111,943
†First Foundation	11,500	283,705
First Internet Bancorp	4,500	103,905
First Interstate BancSystem Class A	14,498	456,832
First Merchants	30,383	812,745
First Mid-Illinois Bancshares	5,000	136,300
First Midwest Bancorp	60,355	1,168,473

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
†First NBC Bank Holding	14,200	$134,048
†First Northwest Bancorp	9,600	129,504
First of Long Island	12,036	398,993
@Flushing Financial	22,430	532,040
FNB	158,415	1,948,504
†Franklin Financial Network	6,200	231,880
Fulton Financial	129,600	1,881,792
German American Bancorp	10,385	404,288
Glacier Bancorp	57,374	1,636,306
Great Southern Bancorp	7,870	320,309
Great Western Bancorp	44,400	1,479,408
†Green Bancorp	16,664	182,138
Guaranty Bancorp	12,968	231,479
Hancock Holding	58,364	1,892,745
Hanmi Financial	24,920	656,393
Heartland Financial USA	16,338	589,312
Heritage Commerce	23,138	253,130
Heritage Financial	23,355	419,222
Heritage Oaks Bancorp	19,116	156,751
†Hilltop Holdings	56,349	1,265,599
Home BancShares	91,228	1,898,455
†HomeTrust Bancshares	14,677	271,524
Hope Bancorp	96,558	1,677,212
Horizon Bancorp	9,437	277,259
IBERIABANK	30,904	2,074,276
Independent Bank	17,109	287,944
@Independent Bank (Massachusetts)	19,384	1,048,481
Independent Bank Group	8,800	388,696
International Bancshares	41,064	1,222,886
Investors Bancorp	224,686	2,698,479
Lakeland Bancorp	28,478	399,831
Lakeland Financial	17,917	634,620
LCNB	7,700	140,294
LegacyTexas Financial Group	33,227	1,050,970
Live Oak Bancshares	17,000	245,140
Macatawa Bank	23,000	183,770
MainSource Financial Group	17,020	424,649
MB Financial	52,726	2,005,697
MBT Financial	15,500	140,275
Mercantile Bank	13,033	349,936
Merchants Bancshares	3,925	127,131
Middleburg Financial	4,100	115,948
Midland States Bancorp	4,700	119,098
MidWestOne Financial Group	6,142	186,532
MutualFirst Financial	4,700	130,331
National Bank Holdings Class A	17,652	412,527
National Bankshares	5,608	206,262
†National Commerce	7,400	200,244
NBT Bancorp	31,739	1,043,261
†Nicolet Bankshares	5,100	195,585
Northrim BanCorp	5,900	151,925
OFG Bancorp	31,588	319,355

LVIP SSGA Small-Cap Index Fund—2

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Old Line Bancshares	7,300	$144,029
Old National Bancorp	99,817	1,403,427
Old Second Bancorp	24,900	206,919
Opus Bank	12,600	445,662
Orrstown Financial Services	6,400	126,400
Pacific Continental	13,680	230,098
†Pacific Mercantile Bancorp	13,300	98,021
†Pacific Premier Bancorp	20,167	533,619
Park National	9,976	957,696
Park Sterling	38,052	308,982
Peapack Gladstone Financial	11,291	253,031
Penns Woods Bancorp	4,676	207,895
Peoples Bancorp	12,640	310,818
Peoples Financial Services	5,300	216,028
People’s Utah Bancorp	11,300	229,955
Pinnacle Financial Partners	32,496	1,757,384
Preferred Bank	10,329	369,262
Premier Financial Bancorp	7,400	126,836
PrivateBancorp	59,305	2,723,286
Prosperity Bancshares	50,551	2,774,744
QCR Holdings	10,000	317,400
Renasant	30,608	1,029,347
Republic Bancorp Class A	8,430	262,004
†Republic First Bancorp	29,200	120,012
S&T Bancorp	25,456	737,969
Sandy Spring Bancorp	19,113	584,476
†Seacoast Banking Corp. of Florida	21,644	348,252
ServisFirst Bancshares	17,200	892,852
Shore Bancshares	10,900	128,402
Sierra Bancorp	8,220	154,207
Simmons First National Class A	21,941	1,094,856
South State	17,791	1,335,037
†Southern First Bancshares	5,000	137,900
Southern National Bancorp of Virginia	9,700	126,585
Southside Bancshares	18,150	584,067
Southwest Bancorp	13,798	262,024
State Bank Financial	27,628	630,471
Sterling Bancorp	95,461	1,670,567
Stock Yards Bancorp	15,682	516,879
Stonegate Bank	9,581	323,359
Suffolk Bancorp	8,349	290,295
Summit Financial Group	7,200	137,952
Sun Bancorp	6,881	158,676
†Texas Capital Bancshares	34,815	1,912,040
Tompkins Financial	10,797	824,999
Towne Bank	41,890	1,006,617
TriCo Bancshares	14,853	397,615
†TriState Capital Holdings	14,800	239,020
†Triumph Bancorp	14,300	283,712
Trustmark	50,679	1,396,713
UMB Financial	33,882	2,014,285
Umpqua Holdings	166,881	2,511,559

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Union Bankshares Corp.	32,431	$868,178
Union Bankshares Inc.	3,400	115,804
United Bankshares	49,535	1,865,983
United Community Banks	52,556	1,104,727
Univest Corp. of Pennsylvania	20,020	467,667
Valley National Bancorp	186,599	1,815,608
†Veritex Holdings	7,200	125,208
Washington Trust Bancorp	10,975	441,415
WashingtonFirst Bankshares	7,000	172,270
Webster Financial	69,253	2,632,307
WesBanco	31,855	1,047,399
West Bancorporation	14,073	275,831
Westamerica Bancorporation	18,481	940,313
Wintrust Financial	38,807	2,156,505
†Xenith Bankshares	52,050	120,235
Yadkin Financial	37,386	982,878

		130,430,395

Beverages–0.20%
†Boston Beer Class A	6,616	1,027,200
Coca-Cola Bottling Consolidated	3,513	520,486
†Craft Brewers Alliance	8,950	168,529
MGP Ingredients	9,200	372,784
†National Beverage	9,067	399,401
†Primo Water	18,400	223,192

		2,711,592

Biotechnology–5.29%
†Acceleron Pharma	20,400	738,276
†Achillion Pharmaceuticals	87,272	706,903
†Acorda Therapeutics	32,171	671,730
†Adamas Pharmaceuticals	11,600	190,356
†Aduro Biotech	26,000	323,180
†Advaxis	27,200	290,768
†Adverum Biotechnologies	22,100	90,831
†Agenus	58,000	416,440
†Aimmune Therapeutics	22,800	342,000
†Akebia Therapeutics	24,700	223,535
†Alder Biopharmaceuticals	35,200	1,153,504
†AMAG Pharmaceuticals	28,029	686,991
†Amicus Therapeutics	106,400	787,360
†Anavex Life Sciences	35,500	128,865
†Anthera Pharmaceuticals	31,200	98,280
†Applied Genetic Technologies	11,000	107,580
†Aptevo Therapeutics	14,124	36,157
†Ardelyx	21,800	282,092
†Arena Pharmaceuticals	178,443	312,275
†Argos Therapeutics	14,550	72,313
†ARIAD Pharmaceuticals	133,200	1,823,508
†Array BioPharma	111,333	751,498
†Arrowhead Pharmaceuticals	52,400	385,140
†Asterias Biotherapeutics	12,000	50,880

LVIP SSGA Small-Cap Index Fund—3

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Atara Biotherapeutics	20,200	$432,078
†Athersys	66,200	141,006
†AveXis	3,200	131,872
†Axovant Sciences	21,200	296,800
†Bellicum Pharmaceuticals	18,200	362,180
†BioCryst Pharmaceuticals	64,700	285,327
†BioSpecifics Technologies	3,700	168,979
†Biotime	49,144	191,662
†Bluebird Bio	27,900	1,891,062
†Blueprint Medicines	14,700	436,590
†Cara Therapeutics	19,600	163,660
†Celldex Therapeutics	79,540	321,342
†Cellular Biomedicine Group	8,600	124,700
†Cepheid	54,906	2,892,997
†ChemoCentryx	26,545	160,332
†Chimerix	37,300	206,642
†Cidara Therapeutics	8,503	97,359
†Clovis Oncology	23,735	855,647
†Coherus Biosciences	22,000	589,160
†Concert Pharmaceuticals	13,100	132,441
†Corvus Pharmaceuticals	4,600	75,670
†Curis	97,400	254,214
†Cytokinetics	24,166	221,844
†CytomX Therapeutics	17,700	277,536
†CytRx	72,400	42,593
†Dimension Therapeutics	7,500	59,925
†=Durata Therapeutics	14,227	0
†Dynavax Technologies	31,857	334,180
†Eagle Pharmaceuticals	6,500	455,000
†Edge Therapeutics	9,800	102,018
†Editas Medicine	6,838	92,176
†Eiger BioPharmaceuticals	2,389	31,989
†Emergent BioSolutions	24,148	761,386
†Enanta Pharmaceuticals	11,400	303,354
†Epizyme	29,200	287,328
†Esperion Therapeutics	11,900	164,815
†Exact Sciences	79,550	1,477,243
†Exelixis	171,568	2,194,355
†FibroGen	39,100	809,370
†Five Prime Therapeutics	20,200	1,060,298
†Flexion Therapeutics	16,100	314,594
†Fortress Biotech	29,600	87,912
†Foundation Medicine	9,685	226,145
†Galena Biopharma	156,200	54,717
†Genomic Health	15,677	453,379
†Geron	139,744	315,821
†Global Blood Therapeutics	12,200	281,210
†GlycoMimetics	10,000	71,500
†Halozyme Therapeutic	81,643	986,247
†Heron Therapeutics	23,500	404,905
†Idera Pharmaceuticals	82,800	211,968
†Ignyta	27,600	173,604

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Immune Design	11,600	$87,928
†ImmunoGen	69,093	185,169
†Immunomedics	62,226	202,235
†Infinity Pharmaceuticals	45,524	71,017
†Inotek Pharmaceuticals	15,200	144,096
†Inovio Pharmaceuticals	49,000	456,680
†Insmed	49,800	723,096
†Insys Therapeutics	20,900	246,411
†Intellia Therapeutics	6,100	103,822
†Invitae	19,800	173,448
†Ironwood Pharmaceuticals	97,272	1,544,679
†Karyopharm Therapeutics	20,700	201,411
†Keryx Biopharmaceuticals	68,587	364,197
†Kite Pharma	29,500	1,647,870
†La Jolla Pharmaceutical	9,900	235,521
†Lexicon Pharmaceuticals	31,416	567,687
†Ligand Pharmaceuticals Class B	14,365	1,466,092
†Lion Biotechnologies	39,800	327,554
†Loxo Oncology	11,600	303,688
†MacroGenics	23,800	711,858
†MannKind	281,836	174,738
†Medgenics	16,305	90,819
†MediciNova	25,800	193,242
†Merrimack Pharmaceuticals	100,970	641,160
†MiMedx Group	76,100	652,938
†Minerva Neurosciences	13,900	196,199
†Mirati Therapeutics	10,900	72,049
†Momenta Pharmaceuticals	48,182	563,248
†Myriad Genetics	50,600	1,041,348
†Nantkwest	8,300	64,574
†Natera	22,700	252,197
†NewLink Genetics	18,347	275,572
†Novavax	234,636	488,043
†OncoMed Pharmaceuticals	17,100	195,453
†Ophthotech	22,900	1,056,377
†Organovo Holdings	62,000	234,980
Osiris Therapeutics	13,947	69,177
†Otonomy	20,900	380,171
†OvaScience	21,200	151,792
PDL BioPharma	129,781	434,766
†Pfenex	14,100	126,195
†PharmAthene	54,100	156,890
†Portola Pharmaceuticals	36,800	835,728
†Progenics Pharmaceuticals	50,698	320,918
†Proteostasis Therapeutics	5,500	85,745
†Prothena	26,100	1,565,217
†PTC Therapeutics	27,300	382,473
†Puma Biotechnology	18,500	1,240,425
†Radius Health	23,700	1,281,933
†Raptor Pharmaceutical	64,230	576,143
†REGENXBIO	17,600	246,576
†Regulus Therapeutics	29,027	95,789

LVIP SSGA Small-Cap Index Fund—4

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Repligen	25,225	$761,543
†Retrophin	26,900	602,022
†Rigel Pharmaceuticals	66,974	245,795
†Sage Therapeutics	19,800	911,790
†Sangamo Biosciences	61,289	283,768
†Sarepta Therapeutics	32,200	1,977,402
†Seres Therapeutics	15,500	190,495
†Sorrento Therapeutics	25,200	195,048
†Spark Therapeutics	14,300	858,858
†Spectrum Pharmaceuticals	63,225	295,261
†Stemline Therapeutics	14,700	159,201
†Syndax Pharmaceuticals	4,000	60,640
†Synergy Pharmaceuticals	135,318	745,602
†Synthetic Biologics	65,800	113,176
†T2 Biosystems	11,700	84,708
†TESARO	20,204	2,025,249
†TG Therapeutics	34,700	268,578
†Tobira Therapeutics	7,700	305,998
†Tokai Pharmaceuticals	10,900	16,677
†Trevena	38,900	262,575
†Trovagene	20,900	93,841
†Ultragenyx Pharmaceutical	27,200	1,929,568
†Vanda Pharmaceuticals	26,981	448,964
†Versartis	19,700	241,325
†Vitae Pharmaceuticals	19,300	403,756
†Vital Therapies	14,700	89,964
†Voyager Therapeutics	6,400	76,864
†vTv Therapeutics Class A	11,300	81,247
†XBiotech	15,200	204,592
†Xencor	26,400	646,536
†Zafgen	14,800	48,988
†ZIOPHARM Oncology	89,984	506,610

		72,183,569

Building Products–1.12%
@AAON	30,217	870,854
Advanced Drainage Systems	25,800	620,748
†American Woodmark	10,375	835,914
Apogee Enterprises	21,247	949,528
†Armstrong Flooring	20,300	383,264
†Builders FirstSource	62,466	718,984
†Caesarstone	17,700	667,467
†Continental Building Products	26,100	547,839
†CSW Industrials	12,500	404,875
†Gibraltar Industries	23,561	875,291
Griffon	22,164	377,010
Insteel Industries	12,939	468,909
†Masonite International	22,800	1,417,476
†NCI Building Systems	19,391	282,915
†Patrick Industries	10,814	669,603
†PGT	35,095	374,464
†Ply Gem Holdings	19,100	255,176

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Building Products (continued)
Quanex Building Products	26,152	$451,383
Simpson Manufacturing	31,189	1,370,756
†Trex	22,194	1,303,232
Universal Forest Products	14,870	1,464,546

		15,310,234

Capital Markets–1.31%
Arlington Asset Investment Class A	16,285	240,855
Associated Capital Group Class A	4,296	152,336
B. Riley Financial	8,100	108,216
BGC Partners Class A	163,709	1,432,454
Calamos Asset Management Class A	11,459	78,150
Cohen & Steers	15,569	665,575
†Cowen Group Class A	84,835	307,951
Diamond Hill Investment Group	2,332	430,930
Evercore Partners Class A	29,392	1,513,982
FBR & Co.	5,400	71,496
Fifth Street Asset Management	5,200	28,652
Financial Engines	40,122	1,192,025
GAIN Capital Holdings	27,653	170,896
GAMCO Investors Class A	3,696	105,225
Greenhill & Co.	23,290	548,945
Hennessy Advisors	2,500	88,675
Houlihan Lokey	8,700	217,935
†INTL. FCStone	11,124	432,167
Investment Technology Group	24,142	413,794
Janus Capital Group	108,700	1,522,887
†KCG Holdings Class A	38,856	603,434
†Ladenburg Thalmann Financial Services	83,408	192,672
Manning & Napier	13,000	92,170
Medley Management Class A	4,197	35,297
Moelis & Co. Class A	15,700	422,173
OM Asset Management	29,500	410,345
Oppenheimer Holdings Class A	9,302	132,926
†Piper Jaffray	11,668	563,564
PJT Partners Class A	15,400	419,958
Pzena Investment Management Class A	10,210	78,617
†Safeguard Scientifics	17,820	230,947
Silvercrest Asset Management Group Class A	6,100	72,407
†Stifel Financial	48,347	1,858,942
†=Teton Advisors Class B	19	0
Virtu Financial Class A	21,900	327,843
Virtus Investment Partners	4,332	423,930
Waddell & Reed Financial Class A	59,500	1,080,520
Westwood Holdings Group	5,814	308,782
WisdomTree Investments	86,008	885,022

		17,862,695

LVIP SSGA Small-Cap Index Fund—5

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals–2.38%
A Schulman	23,231	$676,487
†AgroFresh Solutions	19,100	101,039
American Vanguard	22,295	358,058
Balchem	23,707	1,838,004
Calgon Carbon	41,640	631,679
Chase	5,939	410,504
Chemours	138,100	2,209,600
†Chemtura	47,820	1,568,974
†=Chemtura	37,800	0
†Codexis	29,100	129,204
†Ferro	62,087	857,421
†Flotek Industries	42,686	620,654
FutureFuel	17,708	199,746
†GCP Applied Technologies	53,300	1,509,456
Hawkins	6,959	301,533
HB Fuller	37,809	1,756,984
†Ingevity	32,000	1,475,200
Innophos Holdings	15,564	607,463
Innospec	17,704	1,076,580
KMG Chemicals	6,372	180,519
†Koppers Holdings	16,260	523,247
†Kraton	22,041	772,317
Kronos Worldwide	15,200	126,008
†LSB Industries	17,761	152,389
Minerals Technologies	26,064	1,842,464
Olin	125,017	2,565,349
†OMNOVA Solutions	30,940	261,133
PolyOne	63,264	2,138,956
Quaker Chemical	9,713	1,028,898
Rayonier Advanced Materials	36,500	488,005
Sensient Technologies	33,595	2,546,501
Stepan	14,670	1,065,922
†TerraVia Holdings	55,040	151,360
†Trecora Resources	17,392	198,617
Tredegar	18,530	344,473
Trinseo	21,600	1,221,696
Tronox	47,300	443,201
Valhi	5,700	13,110

		32,392,751

Commercial Services & Supplies–2.25%
ABM Industries	41,923	1,664,343
†ACCO Brands	79,324	764,683
†Aqua Metals	9,300	82,398
†ARC Document Solutions	31,770	118,820
Brady Class A	34,337	1,188,404
Brink’s	33,857	1,255,418
†Casella Waste Systems	27,834	286,690
CECO Environmental	20,364	229,706
Deluxe	36,940	2,468,331
Ennis	18,660	314,421
Essendant	27,619	566,742

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
G&K Services Class A	14,761	$1,409,528
Healthcare Services Group	53,081	2,100,946
†Heritage-Crystal Clean	9,954	132,189
Herman Miller	44,987	1,286,628
HNI	34,075	1,356,185
†InnerWorkings	28,357	267,123
Interface Class A	48,321	806,477
Kimball International Class B	32,102	415,400
Knoll	35,882	819,904
Matthews International Class A	24,010	1,458,848
McGrath RentCorp	17,440	553,022
Mobile Mini	33,166	1,001,613
MSA Safety	23,318	1,353,377
Multi-Color	10,792	712,272
†NL Industries	4,936	19,398
Quad/Graphics	23,523	628,535
†SP Plus	12,897	329,776
Steelcase Class A	64,334	893,599
†Team	23,497	768,587
Tetra Tech	43,491	1,542,626
†TRC	17,000	147,390
U.S. Ecology	16,219	727,260
UniFirst	11,367	1,498,853
Viad	14,913	549,842
VSE	7,966	270,764
West	32,200	710,976

		30,701,074

Communications Equipment–1.81%
ADTRAN	36,548	699,529
†Aerohive Networks	25,500	155,295
†Applied Optoelectronics	12,400	275,404
Bel Fuse Class B	6,838	165,069
Black Box	12,650	175,835
†CalAmp	26,272	366,494
†Calix	31,731	233,223
†Ciena	103,596	2,258,393
†Clearfield	8,300	156,040
Comtech Telecommunications	16,175	207,202
†Digi International	21,371	243,629
EMCORE	23,100	131,670
†Extreme Networks	75,445	338,748
†Finisar	81,167	2,418,777
†Harmonic	67,388	399,611
†Infinera	105,041	948,520
InterDigital	26,088	2,066,170
†Ixia	47,591	594,887
†KVH Industries	16,575	146,026
†Lumentum Holdings	38,000	1,587,260
†NETGEAR	24,334	1,471,964
†NetScout Systems	67,556	1,976,013
†Oclaro	73,400	627,570

LVIP SSGA Small-Cap Index Fund—6

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
Plantronics	24,951	$1,296,454
†ShoreTel	52,268	418,144
Silicom	4,900	202,860
†Sonus Networks	35,602	276,984
†Ubiquiti Networks	19,429	1,039,450
†ViaSat	33,546	2,504,209
†Viavi Solutions	176,200	1,302,118

		24,683,548

Construction & Engineering–0.89%
†Aegion	25,828	492,540
†Ameresco Class A	19,021	100,050
Argan	9,951	589,000
Comfort Systems USA	27,736	812,942
†Dycom Industries	23,029	1,883,312
EMCOR Group	45,777	2,729,225
Granite Construction	29,740	1,479,268
†Great Lakes Dredge & Dock	52,797	184,789
†Hc2 Holdings	25,030	136,413
†IES Holdings	6,800	120,972
†Layne Christensen	15,700	133,607
†MasTec	49,778	1,480,398
†MYR Group	10,894	327,909
†NV5 Holdings	5,900	190,629
†Orion Holdings Group	27,795	190,396
Primoris Services	29,838	614,663
†Tutor Perini	30,283	650,176

		12,116,289

Construction Materials–0.19%
†Headwaters	54,423	920,837
†Summit Materials Class A	57,045	1,058,185
United States Lime & Minerals	1,487	98,142
†US Concrete	10,600	488,289

		2,565,453

Consumer Finance–0.54%
†Encore Capital Group	17,463	392,568
†Enova International	24,223	234,479
†EZCORP Class A	43,419	480,214
FirstCash	35,824	1,686,596
†Green Dot Class A	34,641	798,822
†LendingClub	247,400	1,528,932
Nelnet Class A	15,038	607,084
†PRA Group	34,623	1,195,878
†Regional Management	9,543	206,606
†World Acceptance	5,201	255,057

		7,386,236

Containers & Packaging–0.16%
AEP Industries	2,961	323,845
Greif Class A	19,100	947,169
Greif Class B	5,000	302,950

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging (continued)
†Multi Packaging Solutions International	15,800	$227,678
Myers Industries	19,197	249,369
†UFP Technologies	5,600	148,400

		2,199,411

Distributors–0.10%
Core-Mark Holding	34,260	1,226,508
Weyco Group	4,458	119,786

		1,346,294

Diversified Consumer Services–0.92%
†American Public Education	12,460	246,833
†Apollo Education Group Class A	63,200	502,440
†Ascent Capital Group Class A	8,777	203,363
†Bridgepoint Education	15,373	105,612
†Bright Horizons Family Solutions	33,163	2,218,273
†Cambium Learning Group	7,100	38,553
Capella Education	8,380	486,375
†Career Education	48,768	331,135
Carriage Services	10,635	251,518
†Chegg	59,300	420,437
Collectors Universe	8,200	151,946
DeVry Education Group	46,900	1,081,514
†Grand Canyon Education	33,808	1,365,505
†Houghton Mifflin Harcourt	93,200	1,249,812
†K12	24,700	354,445
Liberty Tax	6,600	84,348
†LifeLock	63,381	1,072,407
†Regis	27,846	349,467
Sotheby’s	36,975	1,405,790
†Strayer Education	7,765	362,470
†Weight Watchers International	24,300	250,776

		12,533,019

Diversified Financial Services–0.12%
†BBX Capital Class A	4,108	84,748
†FNFV Group	48,900	610,272
Marlin Business Services	5,686	110,195
†NewStar Financial	21,998	213,600
†On Deck Capital	41,700	237,690
†PICO Holdings	15,971	188,298
Tiptree Financial Class A	25,100	149,094

		1,593,897

Diversified Telecommunication Services–0.61%
ATN International	7,792	506,792
†Cincinnati Bell	156,326	637,810
Cogent Communications Holdings	31,204	1,148,619
Consolidated Communications Holdings	37,135	937,287
†FairPoint Communications	19,237	289,132
†General Communication Class A	21,019	289,011

LVIP SSGA Small-Cap Index Fund—7

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
†Globalstar	273,000	$330,330
†Hawaiian Telcom Holdco	5,771	129,213
IDT Class B	16,415	282,995
Inteliquent	23,889	385,569
Intelsat	19,600	53,116
†Iridium Communications	60,850	493,493
†Lumos Networks	13,357	186,998
†ORBCOMM	53,094	544,214
†pdvWireless	6,800	155,720
†Straight Path Communications Class B	8,100	207,441
†Vonage Holdings	142,953	944,919
Windstream Holdings	77,700	780,885

		8,303,544

Electric Utilities–1.12%
ALLETE	37,483	2,234,736
El Paso Electric	30,341	1,419,049
Empire District Electric	33,114	1,130,512
Genie Energy Class B	9,300	54,870
IDACORP	38,176	2,988,417
MGE Energy	26,326	1,487,682
Otter Tail	28,481	985,158
PNM Resources	60,336	1,974,194
Portland General Electric	67,614	2,879,680
Spark Energy Class A	4,200	122,346

		15,276,644

Electrical Equipment–0.68%
Allied Motion Technologies	3,700	69,967
†American Superconductor	10,200	71,502
AZZ	19,427	1,268,000
†Babcock & Wilcox Enterprises	33,900	559,350
Encore Wire	16,726	615,015
†Energous	12,900	252,969
EnerSys	32,906	2,276,766
†Fuelcell Energy	16,086	87,186
†Generac Holdings	49,182	1,785,307
General Cable	35,800	536,284
LSI Industries	20,862	234,280
†Plug Power	159,000	271,890
Powell Industries	6,308	252,635
†Power Solutions International	3,200	32,800
Preformed Line Products	1,286	54,231
†Sunrun	55,000	346,500
†Thermon Group Holdings	23,603	466,159
†Vicor	11,771	136,544

		9,317,385

Electronic Equipment, Instruments & Components–2.67%
†Agilysys	10,614	118,028
†Anixter International	21,801	1,406,165
AVX	34,300	472,997
Badger Meter	20,922	701,096

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Belden	31,642	$2,182,982
†Benchmark Electronics	36,966	922,302
†Coherent	18,232	2,015,365
†Control4	14,400	176,832
CTS	25,511	474,505
Daktronics	26,561	253,392
DTS	12,965	551,531
†Electro Scientific Industries	23,900	134,796
†ePlus	4,979	470,067
†Fabrinet	26,141	1,165,627
†FARO Technologies	12,199	438,554
†=Gerber Scientific	6,600	0
†II-VI	44,551	1,083,926
†Insight Enterprises	27,403	891,968
†InvenSense	60,952	452,264
†Itron	25,100	1,399,576
†Kimball Electronics	20,326	281,718
†Knowles	66,106	928,789
Littelfuse	16,706	2,151,900
†Maxwell Technologies	27,400	141,384
Mesa Laboratories	2,530	289,331
Methode Electronics	27,266	953,492
MTS Systems	13,457	619,426
†Novanta	25,063	434,843
†OSI Systems	13,068	854,386
Park Electrochemical	17,088	296,819
PC Connection	8,824	233,130
†Plexus	25,063	1,172,447
†Radisys	31,000	165,695
†Rofin-Sinar Technologies	20,147	648,330
†Rogers	13,452	821,648
†Sanmina	55,295	1,574,249
†ScanSource	18,737	683,900
SYNNEX	22,023	2,513,045
Systemax	5,558	44,019
†Tech Data	26,400	2,236,344
†TTM Technologies	56,150	642,916
†Universal Display	31,241	1,734,188
Vishay Intertechnology	102,600	1,445,634
†Vishay Precision Group	12,172	195,117

		36,374,723

Energy Equipment & Services–1.03%
Archrock	56,200	735,096
Atwood Oceanics	51,700	449,273
Bristow Group	27,991	392,434
CARBO Ceramics	18,200	199,108
†Dawson Geophysical	17,500	133,525
†Era Group	17,100	137,655
†Exterran	23,100	362,208
†Fairmount Santrol Holdings	57,400	486,752
†Forum Energy Technologies	44,846	890,642

LVIP SSGA Small-Cap Index Fund—8

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Geospace Technologies	9,153	$178,300
†Helix Energy Solutions Group	74,556	606,140
†Hornbeck Offshore Services	24,559	135,075
†Independence Contract Drilling	26,100	137,025
†Matrix Service	20,507	384,711
†McDermott International	180,700	905,307
†Natural Gas Services Group	9,185	225,859
†Newpark Resources	60,941	448,526
†Oil States International	38,400	1,212,288
†Parker Drilling	115,945	251,601
†PHI	8,782	159,569
†Pioneer Energy Services	61,783	249,603
†RigNet	8,774	132,663
†SEACOR Holdings	11,900	707,931
†Seadrill	280,500	664,785
Tesco	38,646	315,351
†TETRA Technologies	69,142	422,458
Tidewater	42,700	120,414
†Unit	37,500	697,500
US Silica Holdings	48,283	2,248,056
†Willbros Group	37,600	70,688

		14,060,543

Equity Real Estate Investment Trusts–7.38%
Acadia Realty Trust	60,315	2,185,816
Agree Realty	16,966	838,799
Alexander’s	1,676	703,250
American Assets Trust	29,373	1,274,201
Armada Hoffler Properties	24,300	325,620
Ashford Hospitality Prime	20,254	285,581
Ashford Hospitality Trust	57,198	336,896
Bluerock Residential Growth REIT	16,000	208,000
CareTrust REIT	42,781	632,303
CatchMark Timber Trust Class A	28,300	330,827
CBL & Associates Properties	127,000	1,541,780
Cedar Realty Trust	60,761	437,479
Chatham Lodging Trust	27,831	535,747
Chesapeake Lodging Trust	44,515	1,019,393
City Office REIT	16,300	207,499
Colony Starwood Homes	48,900	1,403,430
Community Healthcare Trust	11,000	241,120
Corenergy Infrastructure Trust	10,120	296,820
Coresite Realty	25,268	1,870,843
Cousins Properties	156,446	1,633,296
DiamondRock Hospitality	150,974	1,373,863
DuPont Fabros Technology	56,345	2,324,231
Easterly Government Properties	24,000	457,920
EastGroup Properties	23,769	1,748,448
Education Realty Trust	55,486	2,393,666
Farmland Partners	10,100	113,120
FelCor Lodging Trust	101,366	651,783
First Industrial Realty Trust	87,706	2,475,063

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
First Potomac Realty Trust	45,418	$415,575
Four Corners Property Trust	45,200	964,116
Franklin Street Properties	78,204	985,370
GEO Group	55,784	1,326,544
Getty Realty	21,217	507,723
Gladstone Commercial	19,805	368,967
Global Net Lease	127,800	1,042,848
Government Properties Income Trust	52,603	1,189,880
Gramercy Property Trust	319,216	3,077,242
Healthcare Realty Trust	86,292	2,939,106
Hersha Hospitality Trust	30,741	553,953
Hudson Pacific Properties	70,551	2,319,011
Independence Realty Trust	35,056	315,504
†InfraREIT	29,500	535,130
Investors Real Estate Trust	89,662	533,489
Kite Realty Group Trust	62,254	1,725,681
LaSalle Hotel Properties	80,411	1,919,411
Lexington Realty Trust	173,186	1,783,816
LTC Properties	28,373	1,475,112
Mack-Cali Realty	67,300	1,831,906
Medical Properties Trust	179,072	2,644,893
Monmouth Real Estate Investment	46,889	669,106
Monogram Residential Trust	126,500	1,345,960
National Health Investors	28,134	2,207,956
National Storage Affiliates Trust	26,000	544,440
New Senior Investment Group	56,800	655,472
New York REIT	124,000	1,134,600
Nexpoint Residential Trust	16,300	320,458
NorthStar Realty Europe	44,000	481,800
One Liberty Properties	10,738	259,430
Parkway Properties	60,110	1,022,471
Pebblebrook Hotel Trust	53,810	1,431,346
Pennsylvania Real Estate Investment Trust	51,299	1,181,416
Physicians Realty Trust	101,900	2,194,926
Potlatch	30,492	1,185,834
Preferred Apartment Communities Class A	18,800	253,988
PS Business Parks	14,862	1,687,877
QTS Realty Trust Class A	35,300	1,865,605
RAIT Financial Trust	70,832	239,412
Ramco-Gershenson Properties Trust	59,105	1,107,628
Retail Opportunity Investments	81,067	1,780,231
Rexford Industrial Realty	49,200	1,126,188
RLJ Lodging Trust	91,961	1,933,940
Ryman Hospitality Properties	32,703	1,574,976
Sabra Health Care REIT	48,455	1,220,097
Saul Centers	7,066	470,596
Select Income REIT	47,663	1,282,135
Seritage Growth Properties Class A	18,700	947,716
Silver Bay Realty Trust	24,552	430,397
STAG Industrial	51,634	1,265,549

LVIP SSGA Small-Cap Index Fund—9

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Summit Hotel Properties	64,673	$851,097
Sunstone Hotel Investors	163,892	2,096,179
Terreno Realty	33,814	930,223
TIER REIT	35,400	546,576
UMH Properties	17,967	214,167
Universal Health Realty Income Trust	9,173	578,082
Urban Edge Properties	67,600	1,902,264
Urstadt Biddle Properties Class A	21,617	480,330
Washington Prime Group	139,900	1,731,962
Washington Real Estate Investment Trust	55,275	1,720,158
Whitestone REIT	21,971	304,957
Xenia Hotels & Resorts	77,700	1,179,486

		100,659,102

Food & Staples Retailing–0.54%
Andersons	19,963	722,261
†Chefs’ Warehouse	15,895	177,070
Ingles Markets Class A	10,331	408,488
†Natural Grocers by Vitamin Cottage	7,253	80,944
†Performance Food Group	27,900	691,920
PriceSmart	15,032	1,259,080
†Smart & Final Stores	21,500	274,555
SpartanNash	27,558	796,977
†SUPERVALU	198,947	992,746
†United Natural Foods	37,299	1,493,452
Village Super Market Class A	4,613	147,662
Weis Markets	7,000	371,000

		7,416,155

Food Products–1.36%
Alico	2,463	66,156
†Amplify Snack Brands	21,400	346,680
B&G Foods Class A	49,614	2,440,017
Calavo Growers	11,554	755,978
Cal-Maine Foods	23,130	891,430
†Darling Ingredients	123,659	1,670,633
Dean Foods	68,700	1,126,680
†Farmer Brothers	5,201	184,896
Fresh Del Monte Produce	24,356	1,458,924
†Freshpet	18,400	159,160
†Inventure Foods	13,960	131,224
@J&J Snack Foods	11,287	1,344,507
John B Sanfilippo & Son	7,302	374,812
Lancaster Colony	14,154	1,869,602
†Landec	20,933	280,712
†Lifeway Foods	4,131	69,979
Limoneira	9,287	175,524
†Omega Protein	16,668	389,531
Sanderson Farms	14,990	1,443,987
†Seaboard	214	736,160
†Seneca Foods Class A	4,510	127,362

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
Snyders-Lance	60,685	$2,037,802
Tootsie Roll Industries	12,668	466,563

		18,548,319

Gas Utilities–1.13%
Chesapeake Utilities	10,865	663,417
Delta Natural Gas	5,900	140,715
New Jersey Resources	64,782	2,128,736
Northwest Natural Gas	20,419	1,227,386
ONE Gas	39,300	2,430,312
South Jersey Industries	60,204	1,779,028
Southwest Gas	35,795	2,500,639
Spire	33,767	2,152,308
WGL Holdings	38,124	2,390,376

		15,412,917

Health Care Equipment & Supplies–3.20%
Abaxis	16,413	847,239
†Accuray	60,218	383,589
Analogic	9,337	827,258
†AngioDynamics	21,092	369,954
†Anika Therapeutics	10,395	497,401
†AtriCure	23,003	363,908
Atrion	967	412,522
†Avinger	9,500	45,315
†AxoGen	21,000	189,630
Cantel Medical	27,050	2,109,359
†Cardiovascular Systems	24,882	590,699
†Cerus	74,683	463,782
†ConforMIS	31,100	308,512
CONMED	20,622	826,117
†Corindus Vascular Robotics	14,000	15,540
CryoLife	23,210	407,800
†Cutera	12,200	145,424
†Cynosure Class A	17,742	903,778
†Endologix	60,532	774,810
†Entellus Medical	6,100	135,298
†Exactech	8,883	240,107
†GenMark Diagnostics	29,300	345,740
†Glaukos	12,300	464,202
†Globus Medical	52,574	1,186,595
†Haemonetics	38,434	1,391,695
†Halyard Health	35,100	1,216,566
†ICU Medical	11,067	1,398,647
†Inogen	12,200	730,780
†Insulet	43,485	1,780,276
†Integer Holdings	22,625	490,736
†Integra LifeSciences Holdings	22,775	1,880,076
Invacare	22,839	255,112
†Invivo Therapeutics Holdings	23,500	159,800
†Iradimed	2,500	42,475
†IRIDEX	6,600	95,634

LVIP SSGA Small-Cap Index Fund—10

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†K2M Group Holdings	22,400	$398,272
LeMaitre Vascular	9,600	190,464
†Masimo	30,758	1,829,793
Meridian Bioscience	30,975	597,508
†Merit Medical Systems	32,074	779,077
†Natus Medical	24,363	957,222
†Neogen	27,412	1,533,427
†Nevro	18,100	1,889,459
†Novocure	44,000	375,760
†NuVasive	37,437	2,495,550
†NxStage Medical	47,754	1,193,372
†OraSure Technologies	47,106	375,435
†Orthofix International	13,003	556,138
†Oxford Immunotec Global	17,300	217,288
†Penumbra	19,100	1,451,409
†Quidel	20,825	460,024
†Rockwell Medical Technologies	38,835	260,195
†RTI Surgical	56,500	176,845
†Second Sight Medical Products	15,156	53,349
†Senseonics Holdings	24,200	94,380
†Spectranetics	31,869	799,593
†Staar Surgical	28,999	272,591
†Surmodics	10,565	317,901
†Tandem Diabetes Care	11,800	90,388
†TransEnterix	58,158	98,287
Utah Medical Products	2,915	174,317
†Vascular Solutions	13,373	644,980
†Veracyte	12,100	92,081
†Wright Medical Group	77,703	1,906,055
†Zeltiq Aesthetics	26,556	1,041,526

		43,619,062

Health Care Providers & Services–2.15%
†AAC Holdings	8,600	149,554
Aceto	21,357	405,569
†Addus HomeCare	4,700	122,952
†Adeptus Health Class A	10,700	460,635
†Air Methods	26,596	837,508
†Almost Family	7,076	260,185
†Amedisys	20,916	992,255
†American Renal Associates Holdings	7,600	138,852
†AMN Healthcare Services	35,574	1,133,743
†BioScrip	80,831	233,602
†BioTelemetry	20,300	376,971
†Capital Senior Living	20,531	344,921
Chemed	12,198	1,720,772
†Civitas Solutions	13,100	239,206
†Community Health Systems	82,500	952,050
†CorVel	8,012	307,661
†Cross Country Healthcare	28,617	337,108
†Diplomat Pharmacy	34,200	957,942
Ensign Group	35,590	716,427

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Genesis Healthcare	25,278	$67,492
†HealthEquity	32,400	1,226,340
HealthSouth	66,967	2,716,851
†Healthways	23,636	625,409
Kindred Healthcare	67,651	691,393
Landauer	6,971	310,070
†LHC Group	11,806	435,405
†Magellan Health	18,595	999,109
†Molina Healthcare	32,581	1,900,124
National HealthCare	8,275	546,067
National Research Class A	7,337	119,520
†Nobilis Health	51,900	173,865
Owens & Minor	46,954	1,630,713
†PharMerica	24,249	680,669
†Providence Service	10,033	487,905
†Quorum Health	25,800	161,766
†RadNet	23,700	175,380
†Select Medical Holdings	79,967	1,079,555
†Surgery Partners	13,200	267,168
†Surgical Care Affiliates	20,000	975,200
†Team Health Holdings	51,059	1,662,481
†Teladoc	18,000	329,580
†Triple-S Management Class B	17,638	386,801
U.S. Physical Therapy	9,949	623,802
Universal American	33,011	252,534
†USMD Holdings	3,300	74,712

		29,287,824

Health Care Technology–0.57%
†Castlight Health Class B	29,100	121,056
Computer Programs & Systems	10,449	272,301
†Cotiviti Holdings	11,000	368,830
†Evolent Health Class A	13,000	320,060
†HealthStream	19,045	525,642
†HMS Holdings	63,320	1,403,804
†Medidata Solutions	41,434	2,310,360
†Omnicell	26,625	1,019,738
†Press Ganey Holdings	16,500	666,600
Quality Systems	37,628	425,949
†Vocera Communications	20,340	343,746

		7,778,086

Hotels, Restaurants & Leisure–2.83%
†Belmond Class A	62,422	793,384
†Biglari Holdings	895	390,238
†BJ’s Restaurants	17,374	617,646
Bloomin’ Brands	85,652	1,476,640
Bob Evans Farms	14,732	564,236
†Bojangles’	9,500	151,620
†Boyd Gaming	61,883	1,224,046
†Buffalo Wild Wings	14,268	2,008,078
†Caesars Acquisition Class A	35,042	435,222

LVIP SSGA Small-Cap Index Fund—11

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Caesars Entertainment	42,400	$315,880
†Carrols Restaurant Group	26,365	348,282
†Century Casinos	18,500	127,835
Cheesecake Factory	34,186	1,711,351
Churchill Downs	10,121	1,481,208
†Chuy’s Holdings	12,532	350,144
ClubCorp Holdings	48,000	694,560
Cracker Barrel Old Country Store	14,494	1,916,397
†Dave & Buster’s Entertainment	28,400	1,112,712
†@Del Frisco’s Restaurant Group	16,987	228,815
†Del Taco Restaurants	20,100	239,592
†Denny’s	56,256	601,377
DineEquity	13,132	1,039,923
†El Pollo Loco Holdings	15,200	191,368
†Eldorado Resorts	23,700	333,222
†Empire Resorts	4,649	94,103
†Fiesta Restaurant Group	21,657	519,768
†Fogo de Chao	6,400	67,648
Golden Entertainment	9,000	112,230
†Habit Restaurants Class A	10,100	141,400
International Speedway Class A	19,618	655,634
Interval Leisure Group	85,036	1,460,068
†Intrawest Resorts Holdings	12,700	205,994
†Isle of Capri Casinos	18,373	409,350
†J Alexander’s Holdings	11,071	112,149
Jack in the Box	24,615	2,361,563
†Jamba	8,591	93,814
†Kona Grill	7,900	99,303
†La Quinta Holdings	63,100	705,458
†Lindblad Expeditions Holdings	12,800	115,200
†Luby’s	16,900	72,501
Marcus	13,534	338,891
Marriott Vacations Worldwide	16,872	1,237,055
†Monarch Casino & Resort	6,584	165,719
†Nathan’s Famous	2,600	136,617
†Noodles & Co.	7,800	37,128
Papa John’s International	20,422	1,610,275
†Penn National Gaming	55,500	753,135
†Pinnacle Entertainment	40,185	495,883
†Planet Fitness Class A	11,300	226,791
†Popeyes Louisiana Kitchen	16,229	862,409
†Potbelly	16,600	206,338
†Red Lion Hotels	12,300	102,582
†Red Robin Gourmet Burgers	11,322	508,811
Red Rock Resorts Class A	22,200	523,698
†Ruby Tuesday	53,395	133,487
Ruth’s Hospitality Group	26,908	379,941
†Scientific Games Class A	38,152	429,973
SeaWorld Entertainment	49,700	669,956
†Shake Shack Class A	11,500	398,705
Sonic	35,175	920,881
Speedway Motorsports	11,161	199,335

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Texas Roadhouse	49,940	$1,949,158
Wingstop	13,700	401,410
†Zoe’s Kitchen	13,900	308,441

		38,576,578

Household Durables–1.28%
Bassett Furniture Industries	9,300	216,225
†Beazer Homes USA	25,566	298,100
†Cavco Industries	6,326	626,590
†Century Communities	13,200	283,932
CSS Industries	7,855	200,931
Ethan Allen Interiors	18,332	573,242
Flexsteel Industries	5,566	287,874
†GoPro	75,700	1,262,676
†Green Brick Partners	21,800	180,068
†Helen of Troy	21,147	1,822,237
Hooker Furniture	9,300	227,757
†Hovnanian Enterprises Class A	101,192	171,015
†Installed Building Products	14,918	535,109
†iRobot	20,032	881,007
KB Home	62,436	1,006,468
La-Z-Boy	36,733	902,162
†LGI Homes	13,100	482,604
Libbey	15,888	283,601
Lifetime Brands	8,078	108,730
†M/I Homes	17,374	409,505
MDC Holdings	29,534	761,977
†Meritage Homes	28,584	991,865
NACCO Industries Class A	2,792	189,744
†New Home	10,900	116,303
†Taylor Morrison Home Class A	22,300	392,480
†TopBuild	28,800	956,160
†TRI Pointe Homes	111,952	1,475,527
†UCP	9,800	86,338
†Universal Electronics	10,611	790,095
†WCI Communities	18,800	445,936
†William Lyon Homes Class A	16,800	311,640
†ZAGG	25,300	204,930

		17,482,828

Household Products–0.28%
†Central Garden & Pet	8,800	228,800
†Central Garden & Pet Class A	24,822	615,586
†HRG Group	89,156	1,399,749
Oil-Dri Corp. of America	3,441	129,519
Orchids Paper Products	8,292	225,791
WD-40	10,539	1,184,900

		3,784,345

Independent Power & Renewable Electricity Producers–0.59%
Atlantic Power	87,433	215,960
Atlantica Yield	43,929	835,090
†Dynegy	87,700	1,086,603

LVIP SSGA Small-Cap Index Fund—12

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Independent Power & Renewable Electricity Producers (continued)
NRG Yield Class A	25,700	$419,424
NRG Yield Class C	47,400	803,904
Ormat Technologies	29,256	1,416,283
Pattern Energy Group	49,800	1,120,002
†Talen Energy	63,000	872,550
TerraForm Global Class A	79,400	326,334
TerraForm Power Class A	65,400	909,714
†Vivint Solar	15,700	49,612

		8,055,476

Industrial Conglomerates–0.05%
Raven Industries	26,951	620,682

		620,682

Insurance–2.26%
†Ambac Financial Group	35,300	649,167
American Equity Investment Life Holding	64,255	1,139,241
AMERISAFE	14,099	828,739
Argo Group International Holdings	21,589	1,218,051
†Atlas Financial Holdings	8,300	130,891
Baldwin & Lyons Class B	7,143	183,075
Blue Capital Reinsurance Holdings	5,100	93,432
†Citizens	38,991	364,956
CNO Financial Group	135,112	2,063,160
Crawford & Co. Class B	10,379	117,802
Donegal Group Class A	5,144	82,870
†eHealth	14,419	161,637
EMC Insurance Group	5,953	160,314
Employers Holdings	23,927	713,742
†Enstar Group	8,511	1,399,804
FBL Financial Group Class A	7,274	465,318
Federated National Holding	11,700	218,673
Fidelity & Guaranty Life	8,000	185,520
†Genworth Financial	379,200	1,880,832
†Global Indemnity	6,337	188,209
†Greenlight Capital Re Class A	21,657	442,669
†Hallmark Financial Services	8,751	90,048
HCI Group	6,107	185,408
Heritage Insurance Holdings	22,000	317,020
Horace Mann Educators	30,431	1,115,296
Independence Holding	6,117	105,090
@Infinity Property & Casualty	7,989	660,131
Investors Title	1,200	119,400
James River Holdings L	10,400	376,480
Kemper	29,700	1,167,804
Maiden Holdings	43,895	557,028
†MBIA	98,100	764,199
National General Holdings	36,100	802,864
National Interstate	6,601	214,730
National Western Life Group Class A	1,716	352,415
Navigators Group	8,416	815,679

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
OneBeacon Insurance Group Class A	14,187	$202,590
†Patriot National	10,200	91,902
Primerica	35,422	1,878,429
RLI	28,634	1,957,420
Safety Insurance Group	10,699	719,187
@Selective Insurance Group	42,807	1,706,287
State Auto Financial	12,495	297,506
State National	24,100	267,992
Stewart Information Services	18,139	806,279
†Third Point Reinsurance	49,100	589,200
†Trupanion	9,182	155,176
United Fire Group	16,121	682,241
United Insurance Holdings	12,200	207,156
Universal Insurance Holdings	24,303	612,436
†WMIH	148,500	347,490

		30,852,985

Internet & Direct Marketing Retail–0.58%
†1-800-FLOWERS.com Class A	19,282	176,816
Blue Nile	8,797	302,793
†Duluth Holdings Class B	8,300	220,033
†Etsy	78,700	1,123,836
†FTD	13,837	284,627
†Gaia	5,850	42,120
HSN	23,412	931,798
†Lands End	10,600	153,700
†Liberty TripAdvisor Holdings Class A	54,500	1,190,825
Nutrisystem	22,826	677,704
†Overstock.com	11,597	177,666
PetMed Express	15,272	309,716
†Shutterfly	30,372	1,355,806
†Wayfair Class A	23,600	929,132

		7,876,572

Internet Software & Services–2.53%
†2U	27,500	1,052,975
†Actua	32,359	419,049
†Alarm.Com Holdings	9,000	259,740
†Amber Road	11,100	107,115
†Angie’s List	34,117	338,099
†Apigee	13,600	236,640
†Appfolio Class A	6,700	130,248
†Autobytel	7,600	135,280
†Bankrate	34,282	290,711
†Bazaarvoice	71,380	421,856
†Benefitfocus	9,400	375,248
†Blucora	31,068	347,962
†Box Class A	36,100	568,936
†Brightcove	21,686	283,002
†Carbonite	15,170	233,011
†Care.com	12,300	122,508
†ChannelAdvisor	20,200	261,186

LVIP SSGA Small-Cap Index Fund—13

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†Cimpress	18,934	$1,915,742
†comScore	35,809	1,097,904
†Cornerstone OnDemand	37,910	1,741,965
†Cvent	22,500	713,475
†DHI Group	40,816	322,038
EarthLink Holdings	81,653	506,249
†Endurance International Group Holdings	46,000	402,500
†Envestnet	31,063	1,132,246
†Everyday Health	24,400	187,636
†Five9	28,700	450,016
†Global Sources	9,042	76,676
†Gogo	44,500	491,280
†GrubHub	61,000	2,622,390
†GTT Communications	19,400	456,482
†Hortonworks	35,100	293,085
†InContact	43,594	609,444
†Instructure	7,400	187,738
†Intralinks Holdings	30,005	301,850
j2 Global	35,487	2,363,789
†Limelight Networks	67,249	125,756
†Liquidity Services	17,626	198,116
†LivePerson	38,818	326,459
LogMeIn	18,971	1,714,789
†Marchex Class B	24,554	68,015
†MeetMe	35,900	222,580
†Mindbody Class A	12,700	249,682
†Monster Worldwide	70,673	255,130
†New Relic	16,300	624,616
NIC	47,647	1,119,705
†Numerex Class A	12,000	93,360
†Q2 Holdings	18,900	541,674
†QuinStreet	29,711	89,727
†Quotient Technology	47,700	634,887
†RealNetworks	13,048	58,194
Reis	9,100	186,186
†RetailMeNot	28,100	277,909
†Rightside Group	10,100	91,910
†Shutterstock	14,152	901,482
†SPS Commerce	13,201	969,086
†Stamps.com	12,138	1,147,162
†TechTarget	10,997	88,636
†TrueCar	43,900	414,416
†Web.com Group	31,551	544,886
†WebMD Health	28,030	1,393,091
†Xactly	19,800	291,456
†XO Group	18,601	359,557

		34,444,538

IT Services–2.02%
†Acxiom	58,372	1,555,614
†ALJ Regional Holdings	16,100	75,670

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
†Blackhawk Network Holdings Class A	41,200	$1,243,004
†CACI International Class A	18,361	1,852,625
†Cardtronics Class A	33,940	1,513,724
Cass Information Systems	8,794	498,180
Convergys	67,022	2,038,809
CSG Systems International	23,988	991,424
†Datalink	17,567	186,386
†EPAM Systems	36,345	2,519,072
EVERTEC	47,400	795,372
†ExlService Holdings	24,448	1,218,488
Forrester Research	7,133	277,474
Hackett Group	16,191	267,475
†Information Services Group	27,000	107,730
†Lionbridge Technologies	44,534	222,670
ManTech International Class A	18,417	694,137
MAXIMUS	48,464	2,741,124
†MoneyGram International	24,587	174,568
NCI Class A	1,522	17,610
†NeuStar Class A	40,600	1,079,554
†Perficient	26,125	526,419
†PFSweb	11,200	100,016
†Planet Payment	36,800	136,528
Science Applications International	31,900	2,212,903
†ServiceSource International	40,860	199,397
†Sykes Enterprises	28,877	812,310
†Syntel	24,228	1,015,395
TeleTech Holdings	12,260	355,417
Travelport Worldwide	86,800	1,304,604
†Unisys	36,654	357,010
†Virtusa	20,436	504,360

		27,595,069

Leisure Products–0.32%
Arctic Cat	12,314	190,744
Callaway Golf	70,427	817,657
Escalade	7,200	91,872
†JAKKS Pacific	12,037	104,000
Johnson Outdoors Class A	3,886	141,334
†@Malibu Boats Class A	15,700	233,930
Marine Products	5,709	51,210
MCBC Holdings	8,400	95,760
†Nautilus	22,700	515,744
†Performance Sports Group	41,000	166,460
†Smith & Wesson Holding	41,132	1,093,700
Sturm Ruger & Co	13,814	797,896

		4,300,307

Life Sciences Tools & Services–0.68%
†Accelerate Diagnostics	17,021	463,993
†Albany Molecular Research	19,000	313,690
†Cambrex	23,846	1,060,193
†ChromaDex	24,900	74,202

LVIP SSGA Small-Cap Index Fund—14

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Enzo Biochem	34,500	$175,605
†Fluidigm	25,845	207,018
†INC Research Holdings Class A	31,100	1,386,438
†Luminex	29,507	670,399
†NanoString Technologies	12,600	251,748
†NeoGenomics	46,200	379,764
†Pacific Biosciences of California	64,198	575,214
†PAREXEL International	39,659	2,754,318
†PRA Health Sciences	18,100	1,022,831

		9,335,413

Machinery–3.37%
Actuant Class A	44,014	1,022,885
Alamo Group	6,935	456,947
Albany International	21,383	906,211
Altra Industrial Motion	18,678	541,102
American Railcar Industries	6,646	275,610
Astec Industries	14,447	864,942
@Barnes Group	37,839	1,534,371
†Blue Bird	1,900	27,759
Briggs & Stratton	31,514	587,736
†Chart Industries	22,774	747,670
CIRCOR International	12,327	734,196
CLARCOR	35,960	2,337,400
@Columbus McKinnon	14,708	262,391
Douglas Dynamics	16,949	541,351
Dynamic Materials	12,200	130,052
†Energy Recovery	25,200	402,696
EnPro Industries	16,109	915,313
ESCO Technologies	19,038	883,744
†ExOne	9,291	141,409
Federal Signal	44,507	590,163
Franklin Electric	34,640	1,410,194
FreightCar America	10,041	144,389
†Gencor Industries	2,900	34,742
Global Brass & Copper Holdings	17,000	491,130
Gorman-Rupp	14,482	370,884
Graham	7,462	142,524
Greenbrier Companies	20,147	711,189
Hardinge	10,200	113,526
Harsco	63,500	630,555
Hillenbrand	44,336	1,402,791
Hurco	5,769	161,936
Hyster-Yale Materials Handling	7,266	436,905
John Bean Technologies	21,892	1,544,480
Joy Global	74,300	2,061,082
Kadant	8,297	432,357
Kennametal	59,500	1,726,690
Lindsay	7,907	584,960
†Lydall	12,302	629,001
Manitowoc	93,500	447,865
†Meritor	61,212	681,290

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
†Milacron Holdings	13,900	$221,844
Miller Industries	10,229	233,119
Mueller Industries	42,540	1,379,147
Mueller Water Products Class A	117,227	1,471,199
†Navistar International	36,900	844,641
NN	20,456	373,322
Omega Flex	1,789	68,984
†Proto Labs	18,443	1,104,920
†RBC Bearings	17,018	1,301,537
†Rexnord	62,264	1,333,072
†SPX	30,900	622,326
†SPX FLOW	26,300	813,196
Standex International	9,454	877,993
Sun Hydraulics	17,228	555,948
Supreme Industries Class A	11,300	218,090
Tennant	13,081	847,649
Titan International	37,010	374,541
†TriMas	35,725	664,842
†Wabash National	48,040	684,090
Watts Water Technologies Class A	20,928	1,356,972
Woodward	39,958	2,496,576

		45,906,446

Marine–0.12%
Costamare	23,000	210,220
Matson	32,500	1,296,100
†Scorpio Bulkers	38,891	134,563

		1,640,883

Media–1.56%
AMC Entertainment Holdings	16,000	497,440
†Carmike Cinemas	19,635	641,868
†Central European Media Enterprises Class A	49,011	113,215
†Daily Journal	950	208,050
Entercom Communications Class A	18,821	243,544
Entravision Communications Class A	47,530	362,654
†Eros International	22,400	343,168
Gannett	88,000	1,024,320
†Global Eagle Entertainment	35,400	294,174
†Gray Television	47,400	491,064
†Hemisphere Media Group	6,200	79,050
†IMAX	44,200	1,280,474
†Liberty Braves Group Class A	8,000	139,600
†Liberty Braves Group Class C	23,100	401,478
†Liberty Media Group Class A	16,900	484,185
†Liberty Media Group Class C	34,600	973,644
†Loral Space & Communications	9,461	370,020
MDC Partners Class A	37,735	404,519
†Media General	82,000	1,511,260
Meredith	28,234	1,467,886
†MSG Networks	44,400	826,284

LVIP SSGA Small-Cap Index Fund—15

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
National CineMedia	45,829	$674,603
New Media Investment Group	30,900	478,950
New York Times Class A	93,411	1,116,261
Nexstar Broadcasting Group Class A	22,356	1,290,165
†Radio One Class D	1,092	3,309
†Reading International Class A	13,940	186,099
Saga Communications Class A	2,612	118,428
Salem Media Group	14,000	82,320
Scholastic	20,191	794,718
†Scripps (E.W.) Class A	44,266	703,829
Sinclair Broadcast Group Class A	49,632	1,433,372
Time	77,100	1,116,408
†Townsquare Media Class A	9,400	87,796
Tronc	23,200	391,616
World Wrestling Entertainment Class A	26,707	568,859

		21,204,630

Metals & Mining–1.22%
†AK Steel Holding	176,956	854,697
Allegheny Technologies	81,600	1,474,512
Ampco-Pittsburgh	7,400	82,066
Carpenter Technology	34,700	1,431,722
†Century Aluminum	35,687	248,025
†Cliffs Natural Resources	165,100	965,835
†Coeur Mining	121,886	1,441,911
Commercial Metals	86,300	1,397,197
Ferroglobe	51,633	466,246
Gold Resource	43,500	322,770
†Handy & Harman	2,948	62,026
Haynes International	9,081	336,996
Hecla Mining	287,300	1,637,610
Kaiser Aluminum	13,322	1,152,220
Materion	15,484	475,514
Olympic Steel	5,606	123,893
†Real Industry	21,300	130,356
†Ryerson Holding	6,925	78,183
Schnitzer Steel Industries Class A	19,101	399,211
†Stillwater Mining	91,715	1,225,312
SunCoke Energy	50,547	405,387
†TimkenSteel	28,400	296,780
Worthington Industries	33,908	1,628,601

		16,637,070

Mortgage Real Estate Investment Trusts–1.14%
AG Mortgage Investment Trust	20,484	322,623
Altisource Residential	38,500	419,650
American Capital Mortgage Investment	34,111	586,368
Anworth Mortgage Asset	70,031	344,553
Apollo Commercial Real Estate Finance	53,981	883,672
Ares Commercial Real Estate	19,289	243,041

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (continued)
Armour Residential REIT	29,353	$661,617
Capstead Mortgage	71,108	670,549
Colony Capital Class A	84,679	1,543,698
CYS Investments	113,467	989,432
Dynex Capital	32,230	239,147
Great Ajax	11,300	154,245
Hannon Armstrong Sustainable Infrastructure Capital	30,300	708,111
Invesco Mortgage Capital	84,561	1,287,864
†iStar Financial	50,770	544,762
Ladder Capital Class A	28,093	371,951
New Residential Investment	183,500	2,534,135
New York Mortgage Trust	81,332	489,619
Orchid Island Capital	15,600	162,552
Owens Realty Mortgage	8,700	150,684
PennyMac Mortgage Investment Trust	50,821	791,791
Redwood Trust	56,946	806,355
Resource Capital	21,982	281,590
=United Development Funding IV	27,300	87,360
Western Asset Mortgage Capital	29,784	310,349

		15,585,718

Multiline Retail–0.18%
Big Lots	33,500	1,599,625
Fred’s Class A	25,477	230,822
†Ollie’s Bargain Outlet Holdings	14,800	387,908
†Sears Holdings	9,800	112,308
†Tuesday Morning	31,883	190,660

		2,521,323

Multi-Utilities–0.51%
Avista	47,726	1,994,470
Black Hills	38,943	2,384,090
NorthWestern	36,706	2,111,696
Unitil	10,641	415,638

		6,905,894

Oil, Gas & Consumable Fuels–2.11%
†Abraxas Petroleum	109,012	184,230
Adams Resources & Energy	1,206	47,420
Alon USA Energy	23,992	193,376
Ardmore Shipping	19,500	137,280
†Bill Barrett	47,490	264,044
California Resources	27,600	345,000
†Callon Petroleum	91,116	1,430,521
†Carrizo Oil & Gas	41,989	1,705,593
†Clayton Williams Energy	4,848	414,213
†Clean Energy Fuels	67,995	303,938
†Cobalt International Energy	354,700	439,828
†Contango Oil & Gas	14,481	147,996
CVR Energy	13,700	188,649
Delek U.S. Holdings	45,988	795,133
†Denbury Resources	261,900	845,937

LVIP SSGA Small-Cap Index Fund—16

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
DHT Holdings	81,900	$343,161
†Dorian LPG	22,000	132,000
†Eclipse Resources	51,400	169,106
†EP Energy Class A	33,600	147,168
†Erin Energy	13,300	31,255
Evolution Petroleum	22,147	139,083
†EXCO Resources	109,950	117,646
Frontline	56,436	404,646
GasLog	30,007	436,602
†Gener8 Maritime	34,100	174,592
Golar LNG	66,900	1,418,280
Green Plains	26,943	705,907
†Isramco	651	54,293
†Jones Energy Class A	30,600	108,936
†Matador Resources	62,395	1,518,694
Navios Maritime Acquisition	80,800	109,080
Nordic American Tankers	64,598	653,086
†Northern Oil & Gas	30,937	82,911
†Oasis Petroleum	133,600	1,532,392
Overseas Shipholding Group Class A	31,400	331,898
†Pacific Ethanol	25,000	172,750
Panhandle Oil & Gas Class A	12,494	219,020
†Par Pacific Holdings	26,705	349,301
†PDC Energy	34,750	2,330,335
†Renewable Energy Group	33,464	283,440
†Rex American Resources	4,850	411,086
†Ring Energy	31,087	340,403
†RSP Permian	59,300	2,299,654
†Sanchez Energy	47,038	415,816
Scorpio Tankers	121,209	561,198
SemGroup Class A	39,805	1,407,505
Ship Finance International	44,542	656,104
†Synergy Resources	138,813	961,974
Teekay	38,200	294,522
Teekay Tankers Class A	101,241	256,140
†W&T Offshore	25,736	45,295
Western Refining	60,741	1,607,207
†Westmoreland Coal	14,557	128,975

		28,794,619

Paper & Forest Products–0.59%
†Boise Cascade	31,746	806,348
†Clearwater Paper	12,651	818,140
Deltic Timber	8,455	572,657
KapStone Paper and Packaging	64,764	1,225,335
†Louisiana-Pacific	108,778	2,048,290
Neenah Paper	12,395	979,329
PH Glatfelter	32,417	702,800
Schweitzer-Mauduit International	22,667	874,040

		8,026,939

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Personal Products–0.31%
Avon Products	331,900	$1,878,554
Inter Parfums	13,193	425,738
†LifeVantage	11,900	112,574
Medifast	7,587	286,713
Natural Health Trends	6,900	194,994
Nature’s Sunshine Products	8,440	135,040
†Nutraceutical International	6,886	215,118
†Revlon Class A	10,254	377,142
†Synutra International	13,658	58,183
†USANA Health Sciences	3,839	531,126

		4,215,182

Pharmaceuticals–1.91%
†AcelRx Pharmaceuticals	30,800	119,812
†Aclaris Therapeutics	8,600	220,246
†Aerie Pharmaceuticals	19,100	720,834
†Agile Therapeutics	12,200	85,156
†Amphastar Pharmaceuticals	28,400	538,748
†Ampio Pharmaceuticals	38,200	28,276
†ANI Pharmaceuticals	6,700	444,545
†Aratana Therapeutics	24,400	228,384
†Axsome Therapeutics	385	3,034
†Bio-Path Holdings	72,200	101,080
†Catalent	75,100	1,940,584
†Cempra	33,296	805,763
†Collegium Pharmaceutical	12,400	238,824
†Corcept Therapeutics	53,911	350,421
†=Depomed	45,757	1,142,552
†Dermira	18,300	618,906
†Durect	96,800	134,552
†Egalet	19,200	146,112
†Endocyte	37,299	115,254
†Flex Pharma	6,800	80,104
†Heska	5,300	288,479
†Horizon Pharma	121,700	2,206,421
†Impax Laboratories	55,102	1,305,917
†Innoviva	60,200	661,598
†Intersect ENT	22,200	351,648
†Intra-Cellular Therapies	25,700	391,668
†Lannett	20,580	546,811
†Lipocine	14,400	64,224
†Medicines	50,733	1,914,663
†Myokardia	7,800	127,452
†Nektar Therapeutics	97,588	1,676,562
†Neos Therapeutics	6,200	40,796
†Ocular Therapeutix	13,100	89,997
†Omeros	34,166	381,293
†Pacira Pharmaceuticals	27,275	933,351
†Paratek Pharmaceuticals	16,400	213,364
Phibro Animal Health Class A	13,500	366,930
†Prestige Brands Holdings	40,055	1,933,455
†Reata Pharmaceuticals Class A	4,900	129,164

LVIP SSGA Small-Cap Index Fund—17

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
†Revance Therapeutics	16,300	$264,223
†SciClone Pharmaceuticals	39,574	405,633
†Sucampo Pharmaceuticals Class A	19,310	237,706
†Supernus Pharmaceuticals	35,085	867,652
†Teligent	32,500	247,000
†Tetraphase Pharmaceuticals	34,800	133,284
†TherapeuticsMD	111,900	762,039
†Theravance Biopharma	27,100	982,104
†Titan Pharmaceuticals	16,300	95,844
†WAVE Life Sciences	6,400	207,808
†Zogenix	17,946	205,123

		26,095,396

Professional Services–1.28%
Acacia Research	35,876	233,912
†Advisory Board	30,824	1,379,066
Barrett Business Services	5,032	249,638
†CBIZ	36,246	405,593
CEB	24,102	1,312,836
†CRA International	6,651	176,850
Exponent	19,130	976,778
†Franklin Covey	9,480	168,839
†FTI Consulting	31,206	1,390,539
†GP Strategies	11,700	288,054
Heidrick & Struggles International	13,164	244,192
†Hill International	25,600	118,016
†Huron Consulting Group	16,178	966,797
†ICF International	13,351	591,716
Insperity	11,701	849,961
Kelly Services Class A	21,577	414,710
Kforce	17,938	367,550
Korn/Ferry International	42,845	899,745
†Mistras Group	14,147	332,030
†Navigant Consulting	37,836	765,044
†On Assignment	38,282	1,389,254
Resources Connection	29,009	433,394
†RPX	36,374	388,838
†TriNet Group	31,300	677,019
†TrueBlue	31,387	711,229
†WageWorks	27,530	1,676,852

		17,408,452

Real Estate Management & Development–0.50%
Alexander & Baldwin	35,000	1,344,700
Altisource Portfolio Solutions	8,400	272,160
†AV Homes	8,780	146,099
Consolidated-Tomoka Land	3,399	173,995
†Forestar Group	24,777	290,139
†FRP Holdings	5,972	185,550
HFF Class A	26,781	741,566
Kennedy-Wilson Holdings	61,953	1,397,040
†Marcus & Millichap	12,200	319,030

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Management & Development (continued)
RE/MAX Holdings	13,200	$577,896
RMR Group Class A	4,995	189,510
†St. Joe	37,568	690,500
†Stratus Properties	5,400	131,760
†Tejon Ranch	9,765	237,485
†Trinity Place Holdings	16,800	164,304

		6,861,734

Road & Rail–0.47%
ArcBest	17,942	341,257
Celadon Group	20,646	180,446
†Covenant Transportation Group Class A	10,200	197,166
Heartland Express	34,309	647,754
Knight Transportation	50,382	1,445,460
Marten Transport	17,978	377,538
†PAM Transportation Services	2,100	42,042
†Roadrunner Transportation Systems	25,803	205,908
†Saia	19,863	595,095
†Swift Transportation	56,068	1,203,780
Universal Logistics Holdings	6,097	81,822
†USA Truck	5,700	58,368
Werner Enterprises	33,356	776,194
†YRC Worldwide	25,000	308,000

		6,460,830

Semiconductors & Semiconductor Equipment–3.59%
†Acacia Communications	3,900	402,792
†Advanced Energy Industries	29,679	1,404,410
†Advanced Micro Devices	495,300	3,422,523
†Alpha & Omega Semiconductor	13,171	286,074
†Ambarella	24,092	1,773,412
†Amkor Technology	74,465	723,800
†Applied Micro Circuits	55,690	387,045
†Axcelis Technologies	23,333	309,862
Brooks Automation	50,590	688,530
Cabot Microelectronics	17,571	929,682
†Cavium	48,721	2,835,562
†CEVA	14,523	509,322
†Cirrus Logic	47,288	2,513,357
Cohu	21,843	256,437
†Diodes	28,265	603,175
†DSP Group	17,252	207,197
†Entegris	106,550	1,856,101
†Exar	28,984	269,841
†FormFactor	54,325	589,426
†GigPeak	40,400	94,940
†Inphi	30,194	1,313,741
†Integrated Device Technology	101,619	2,347,399
Intersil Class A	101,295	2,221,399
IXYS	23,122	278,620
†Kopin	64,942	141,574

LVIP SSGA Small-Cap Index Fund—18

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Lattice Semiconductor	88,926	$577,130
†MACOM Technology Solutions Holdings	17,307	732,778
†MaxLinear Class A	41,672	844,691
†Microsemi	86,055	3,612,589
MKS Instruments	40,124	1,995,367
Monolithic Power Systems	29,353	2,362,917
†Nanometrics	17,322	386,973
†NeoPhotonics	24,000	392,160
NVE	3,518	207,351
†PDF Solutions	19,778	359,366
†Photronics	48,160	496,530
Power Integrations	20,556	1,295,645
†Rambus	81,486	1,018,575
†Rudolph Technologies	21,938	389,180
†Semtech	48,584	1,347,234
†Sigma Designs	31,300	243,827
†Silicon Laboratories	31,100	1,828,680
†Synaptics	27,952	1,637,428
Tessera Technologies	37,035	1,423,625
†Ultra Clean Holdings	28,866	213,897
†Ultratech	15,855	365,934
†Veeco Instruments	32,107	630,261
†Xcerra	43,741	265,070

		48,993,429

Software–4.22%
†8x8	66,040	1,018,997
†A10 Networks	38,300	409,427
†ACI Worldwide	86,851	1,683,172
American Software Class A	19,961	221,567
†Aspen Technology	62,475	2,923,205
†AVG Technologies	36,596	915,266
†Barracuda Networks	16,100	410,228
Blackbaud	35,633	2,363,893
†Bottomline Technologies	29,871	696,293
†BroadSoft	22,014	1,024,752
†Callidus Software	41,457	760,736
†CommVault Systems	29,102	1,546,189
†Digimarc	6,958	266,839
Ebix	18,878	1,073,214
†Ellie Mae	24,692	2,600,068
†EnerNOC	20,785	112,447
Epiq Systems	20,259	334,071
†Exa	12,100	194,205
Fair Isaac	23,439	2,920,265
†Fleetmatics Group	29,539	1,771,749
†Gigamon	24,400	1,337,120
†Globant	19,200	808,704
†Glu Mobile	91,532	205,032
†Guidance Software	24,949	148,696
†HubSpot	21,700	1,250,354

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Imperva	21,461	$1,152,670
†Infoblox	42,292	1,115,240
†Interactive Intelligence Group	13,420	807,079
†Jive Software	42,555	181,284
Mentor Graphics	80,790	2,136,088
†MicroStrategy	7,084	1,186,145
†Mitek Systems	25,600	212,224
†MobileIron	45,700	125,675
†Model N	19,300	214,423
Monotype Imaging Holdings	30,131	666,196
†Park City Group	12,800	151,040
†Paycom Software	33,100	1,659,303
†Paylocity Holding	16,000	711,360
Pegasystems	26,902	793,340
†Progress Software	37,500	1,020,000
†Proofpoint	30,820	2,306,877
†PROS Holdings	18,437	416,861
QAD Class A	7,073	158,294
†Qualys	20,325	776,212
†Rapid7	17,300	305,345
†RealPage	40,511	1,041,133
†RingCentral Class A	43,900	1,038,674
†Rosetta Stone	16,800	142,464
†Rubicon Project	32,400	268,272
Sapiens International	20,890	266,765
†SecureWorks Class A	5,300	66,303
†Silver Spring Networks	27,800	394,204
†Synchronoss Technologies	31,044	1,278,392
†Take-Two Interactive Software	62,841	2,832,872
†Tangoe	24,751	204,196
†Telenav	25,300	144,969
†TiVo	88,261	1,719,329
†Tubemogul	14,700	137,739
†Varonis Systems	9,600	288,960
†VASCO Data Security International	22,159	390,220
†Verint Systems	46,770	1,759,955
†VirnetX Holding	29,605	90,591
†Workiva	19,100	346,283
†Zendesk	61,200	1,879,452
†Zix	44,174	181,114

		57,564,032

Specialty Retail–2.43%
Aaron’s	49,400	1,255,748
Abercrombie & Fitch	50,900	808,801
American Eagle Outfitters	125,700	2,245,002
†America’s Car-Mart	5,585	203,238
†Asbury Automotive Group	14,944	831,932
†Ascena Retail Group	128,949	720,825
Barnes & Noble	46,772	528,524
†Barnes & Noble Education	29,243	279,856
Big 5 Sporting Goods	14,893	202,843

LVIP SSGA Small-Cap Index Fund—19

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
†Boot Barn Holdings	11,100	$126,318
Buckle	22,708	545,673
†Build-A-Bear Workshop	10,800	111,888
Caleres	32,025	809,912
Cato Class A	18,982	624,318
Chico’s FAS	97,900	1,165,010
Children’s Place	14,101	1,126,247
Citi Trends	13,276	264,591
†Conn’s	14,102	145,533
†Container Store Group	15,800	79,316
†Destination XL Group	25,722	111,376
DSW Class A	50,400	1,032,192
†Express	55,275	651,692
Finish Line Class A	31,208	720,281
†Five Below	40,318	1,624,412
†Francesca’s Holdings	30,562	471,572
†Genesco	15,332	834,981
GNC Holdings	51,400	1,049,588
Group 1 Automotive	15,535	992,376
Guess	45,500	664,755
Haverty Furniture	15,414	308,896
†Hibbett Sports	16,983	677,622
†Kirkland’s	12,675	154,381
Lithia Motors Class A	17,837	1,703,790
†Lumber Liquidators Holdings	19,116	376,012
†MarineMax	18,140	380,033
Monro Muffler Brake	23,649	1,446,609
Office Depot	416,200	1,485,834
†Party City Holdco	22,400	383,488
Pier 1 Imports	70,825	300,298
Rent-A-Center	42,810	541,118
†Restoration Hardware Holdings	28,967	1,001,679
†Sears Hometown and Outlet Stores	2,000	9,860
†Select Comfort	34,611	747,598
Shoe Carnival	12,521	333,810
Sonic Automotive Class A	23,231	436,743
†Sportsman’s Warehouse Holdings	22,400	235,648
Stage Stores	16,995	95,342
Stein Mart	24,246	153,962
Tailored Brands	36,242	568,999
†Tile Shop Holdings	23,900	395,545
†Tilly’s Class A	12,363	116,088
†Vitamin Shoppe	19,407	521,078
†West Marine	15,708	129,905
Winmark	1,509	159,230
†Zumiez	16,623	299,214

		33,191,582

Technology Hardware, Storage & Peripherals–0.66%
†3D Systems	80,600	1,446,770
†Avid Technology	28,700	227,878
CPI Card Group	14,400	86,976

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
†Cray	29,969	$705,470
Diebold	51,400	1,274,206
†Eastman Kodak	12,000	180,000
†Electronics For Imaging	35,367	1,730,154
†Immersion	20,327	165,868
†Nimble Storage	54,700	483,001
†Pure Storage Class A	53,100	719,505
†Silicon Graphics International	24,767	190,706
†Stratasys	36,600	881,694
†Super Micro Computer	28,715	671,070
†USA Technologies	31,200	174,876

		8,938,174

Textiles, Apparel & Luxury Goods–0.81%
Columbia Sportswear	20,220	1,147,283
†Crocs	61,500	510,450
Culp	7,541	224,496
†Deckers Outdoor	24,400	1,453,020
†Delta Apparel	6,200	102,052
†Fossil Group	31,400	871,978
†G-III Apparel Group	32,196	938,513
†Iconix Brand Group	37,051	300,854
Movado Group	11,080	237,998
Oxford Industries	11,376	770,155
†Perry Ellis International	10,714	206,566
†Sequential Brands Group	33,810	270,480
†Steven Madden	46,334	1,601,303
Superior Uniform Group	4,900	96,971
†Unifi	12,374	364,167
†Vera Bradley	16,479	249,657
†Vince Holding	14,180	79,973
Wolverine World Wide	72,908	1,679,071

		11,104,987

Thrifts & Mortgage Finance–2.05%
Astoria Financial	68,953	1,006,714
Bank Mutual	36,625	281,280
BankFinancial	13,649	173,342
Bear State Financial	17,340	159,355
Beneficial Bancorp	52,356	770,157
†BofI Holding	44,860	1,004,864
†BSB Bancorp	5,900	138,237
Capitol Federal Financial	95,800	1,347,906
Charter Financial	12,893	166,062
Clifton Bancorp	19,962	305,219
Dime Community Bancshares	23,751	398,067
ESSA Bancorp	7,100	98,193
†Essent Group	56,200	1,495,482
EverBank Financial	77,465	1,499,722
Federal Agricultural Mortgage Class C	6,174	243,873
First Defiance Financial	6,643	296,544
†Flagstar Bancorp	15,400	427,350

LVIP SSGA Small-Cap Index Fund—20

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
Greene County Bancorp	1,752	$29,206
Hingham Institution for Savings	900	124,650
Home Bancorp	5,000	140,000
†HomeStreet	17,429	436,771
†Impac Mortgage Holdings	8,000	105,520
Kearny Financial	69,017	939,321
Lake Sunapee Bank Group	6,800	122,876
†LendingTree	4,705	455,962
Meridian Bancorp	35,754	556,690
Meta Financial Group	6,000	363,660
†MGIC Investment	257,350	2,058,800
†Nationstar Mortgage Holdings	23,700	350,997
†NMI Holdings Class A	35,800	272,796
Northfield Bancorp	31,156	501,612
Northwest Bancshares	72,066	1,132,157
OceanFirst Financial	17,776	342,366
†Ocwen Financial	84,300	309,381
Oritani Financial	28,411	446,621
†PennyMac Financial Services Class A	9,600	163,296
†PHH	39,252	567,191
Provident Financial Holdings	5,700	111,492
Provident Financial Services	45,731	970,869
Radian Group	162,454	2,201,252
SI Financial Group	9,700	128,040
Southern Missouri Bancorp	5,100	126,990
Territorial Bancorp	6,742	193,226
TrustCo Bank	71,303	505,538
United Community Financial	41,000	291,510
United Financial Bancorp	38,254	529,435
†Walker & Dunlop	20,363	514,369
†Walter Investment Management	28,818	117,001
Washington Federal	68,500	1,827,580
Waterstone Financial	19,664	334,091
Westfield Financial	13,800	105,570
WSFS Financial	21,391	780,557

		27,969,760

Tobacco–0.20%
†Alliance One International	7,200	137,664
†Turning Point Brands	7,500	90,150
Universal	16,642	968,897
Vector Group	69,806	1,502,923

		2,699,634

Trading Companies & Distributors–1.00%
Aircastle	35,544	705,904
Applied Industrial Technologies	27,230	1,272,730
†Beacon Roofing Supply	45,090	1,896,936
†BMC Stock Holdings	41,100	728,703
†CAI International	13,507	111,703
†DXP Enterprises	9,312	262,505
GATX	30,700	1,367,685

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†GMS	6,200	$137,826
H&E Equipment Services	23,081	386,838
Kaman Class A	20,052	880,684
†Lawson Products	3,800	67,374
†MRC Global	70,200	1,153,386
†Neff Class A	6,900	65,550
†NOW	80,500	1,725,115
†Rush Enterprises Class A	21,819	534,129
†Rush Enterprises Class B	5,700	138,567
†SiteOne Landscape Supply	10,100	362,893
Textainer Group Holdings	20,220	151,448
†Titan Machinery	14,270	148,408
Triton International	29,386	387,601
†Univar	35,100	766,935
†Veritiv	7,100	356,207
†Willis Lease Finance	3,700	87,949

		13,697,076

Water Utilities–0.32%
American States Water	27,354	1,095,528
Artesian Resources Class A	7,219	206,030
California Water Service Group	36,042	1,156,588
Connecticut Water Service	9,225	458,759
Consolidated Water	11,200	130,144
Global Water Resources	1,183	9,476
Middlesex Water	11,631	409,876
SJW	12,115	529,183
York Water	10,937	324,392

		4,319,976

Wireless Telecommunication Services–0.13%
†Boingo Wireless	25,597	263,137
=Leap Wireless International	38,182	121,228
†NII Holdings	46,500	154,845
Shenandoah Telecom munications	34,650	942,827
Spok Holdings	14,777	263,326

		1,745,363

Total Common Stock (Cost $1,024,512,977)		1,322,378,309

RIGHTS–0.01%
†@=Dyax	122,431	135,898
†=Forest Laboratories	3,000	0
†=Trius Therapeutics	28,563	0

Total Rights (Cost $135,898)		135,898

WARRANTS–0.00%
†Asterias Biotherapeutics, exercise price $5.00, expiration date 2/15/17	2,400	1,224

LVIP SSGA Small-Cap Index Fund—21

LVIP SSGA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

WARRANTS (continued)
†Greenhunter Energy, exercise price $27.50, expiration date 12/31/17	90	$0

Total Warrants (Cost $1,800)		1,224

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–2.74%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	37,414,017	$37,414,017

Total Money Market Fund (Cost $37,414,017)		37,414,017

	Principal Amount°

SHORT-TERM INVESTMENT–0.18%
≠¥ U.S. Treasury Obligations–0.18%
U.S. Treasury Bill 0.33% 12/8/16	2,400,000	2,399,268

Total Short-Term Investment (Cost $2,398,504)		2,399,268

TOTAL VALUE OF SECURITIES–99.92% (Cost $1,064,463,196)	1,362,328,716
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	1,098,651

NET ASSETS APPLICABLE TO 50,841,111 SHARES OUTSTANDING–100.00%	$1,363,427,367

†	Non-income producing for the period.

«	Includes $499,625 cash collateral held at broker for futures contracts as of September 30, 2016.

@	Illiquid security. At September 30, 2016, the aggregate value of illiquid securities was $8,955,048, which represents 0.66% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2016, the aggregate value of fair valued securities was $1,487,038, which represents 0.11% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

¥	Fully or partially pledged as collateral for futures contracts.

The following futures contract was outstanding at September 30, 2016:

Futures Contract

Contract to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
328 E-mini Russell 2000 Index	$41,046,625	$40,944,240	12/19/16	$(102,385)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

IT–Information Technology

REIT–Real Estate Investment Trust

LVIP SSGA Small-Cap Index Fund—22

LVIP SSGA Small-Cap Index Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)-LVIP SSGA Small-Cap Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S.GAAP”). Therefore the fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S.GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. U.S. government and agency securities are valued at the mean between the bid and the ask prices, which approximate fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximate fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,064,463,196

Aggregate unrealized appreciation	$396,640,303
Aggregate unrealized depreciation	(98,774,783)

Net unrealized appreciation	$297,865,520

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP SSGA Small-Cap Index Fund—23

LVIP SSGA Small-Cap Index Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$20,385,592	$—	$—	$20,385,592
Air Freight & Logistics	6,823,919	—	—	6,823,919
Airlines	4,999,364	—	—	4,999,364
Auto Components	16,185,703	—	—	16,185,703
Automobiles	499,048	—	—	499,048
Banks	128,452,531	1,977,864	—	130,430,395
Beverages	2,711,592	—	—	2,711,592
Biotechnology	72,183,569	—	—	72,183,569
Building Products	14,439,380	870,854	—	15,310,234
Capital Markets	17,862,695	—	—	17,862,695
Chemicals	32,392,751	—	—	32,392,751
Commercial Services & Supplies	30,701,074	—	—	30,701,074
Communications Equipment	24,683,548	—	—	24,683,548
Construction & Engineering	12,116,289	—	—	12,116,289
Construction Materials	2,565,453	—	—	2,565,453
Consumer Finance	7,386,236	—	—	7,386,236
Containers & Packaging	2,199,411	—	—	2,199,411
Distributors	1,346,294	—	—	1,346,294
Diversified Consumer Services	12,533,019	—	—	12,533,019
Diversified Financial Services	1,593,897	—	—	1,593,897
Diversified Telecommunication Services	8,303,544	—	—	8,303,544
Electric Utilities	15,276,644	—	—	15,276,644
Electrical Equipment	9,317,385	—	—	9,317,385
Electronic Equipment, Instruments & Components	36,374,723	—	—	36,374,723
Energy Equipment & Services	14,060,543	—	—	14,060,543
Equity Real Estate Investment Trusts	100,659,102	—	—	100,659,102
Food & Staples Retailing	7,416,155	—	—	7,416,155
Food Products	17,203,812	1,344,507	—	18,548,319
Gas Utilities	15,412,917	—	—	15,412,917
Health Care Equipment & Supplies	43,619,062	—	—	43,619,062
Health Care Providers & Services	29,287,824	—	—	29,287,824
Health Care Technology	7,778,086	—	—	7,778,086
Hotels, Restaurants & Leisure	38,347,763	228,815	—	38,576,578
Household Durables	17,482,828	—	—	17,482,828
Household Products	3,784,345	—	—	3,784,345
Independent Power & Renewable Electricity Producers	8,055,476	—	—	8,055,476
Industrial Conglomerates	620,682	—	—	620,682
Insurance	28,486,567	2,366,418	—	30,852,985
Internet & Direct Marketing Retail	7,876,572	—	—	7,876,572
Internet Software & Services	34,444,538	—	—	34,444,538
IT Services	27,595,069	—	—	27,595,069
Leisure Products	4,066,377	233,930	—	4,300,307
Life Sciences Tools & Services	9,335,413	—	—	9,335,413
Machinery	44,109,684	1,796,762	—	45,906,446
Marine	1,640,883	—	—	1,640,883
Media	21,204,630	—	—	21,204,630
Metals & Mining	16,637,070	—	—	16,637,070
Mortgage Real Estate Investment Trusts	15,498,358	—	87,360	15,585,718
Multiline Retail	2,521,323	—	—	2,521,323
Multi-Utilities	6,905,894	—	—	6,905,894
Oil, Gas & Consumable Fuels	28,794,619	—	—	28,794,619
Paper & Forest Products	8,026,939	—	—	8,026,939

LVIP SSGA Small-Cap Index Fund—24

LVIP SSGA Small-Cap Index Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total
Personal Products	$4,215,182	$—	$—	$4,215,182
Pharmaceuticals	24,952,844	—	1,142,552	26,095,396
Professional Services	17,408,452	—	—	17,408,452
Real Estate Management & Development	6,861,734	—	—	6,861,734
Road & Rail	6,460,830	—	—	6,460,830
Semiconductors & Semiconductor Equipment	48,993,429	—	—	48,993,429
Software	57,564,032	—	—	57,564,032
Specialty Retail	33,191,582	—	—	33,191,582
Technology Hardware, Storage & Peripherals	8,938,174	—	—	8,938,174
Textiles, Apparel & Luxury Goods	11,104,987	—	—	11,104,987
Thrifts & Mortgage Finance	27,969,760	—	—	27,969,760
Tobacco	2,699,634	—	—	2,699,634
Trading Companies & Distributors	13,697,076	—	—	13,697,076
Water Utilities	4,319,976	—	—	4,319,976
Wireless Telecommunication Services	1,624,135	—	121,228	1,745,363
Rights	—	—	135,898	135,898
Warrants	1,224	—	—	1,224
Money Market Fund	37,414,017	—	—	37,414,017
Short-Term Investment	—	2,399,268	—	2,399,268

Total	$1,349,623,260	$11,218,418	$1,487,038	$1,362,328,716

Futures Contract	$(102,385)	$—	$—	$(102,385)

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Small-Cap Index Fund—25

LVIP SSGA SMID Cap Managed Volatility Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–93.20%
Equity Funds–93.20%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	4,322,967	$46,830,697
LVIP SSGA Small-Cap Index Fund	6,997,619	187,746,122

		234,576,819

Total Affiliated Investments (Cost $215,865,346)		234,576,819

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–6.48%
Money Market Fund–6.48%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	16,298,678	$16,298,678

Total Unaffiliated Investment (Cost $16,298,678)		16,298,678

TOTAL VALUE OF SECURITIES–99.68% (Cost $232,164,024)	250,875,497
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.32%	805,553

NET ASSETS APPLICABLE TO 22,726,559 SHARES OUTSTANDING–100.00%	$251,681,050

* Standard Class shares.

«Includes $961,213 cash collateral held at broker for future contracts as of September 30, 2016.

The following futures contracts were outstanding at September 30, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(97)	E-mini Russell 2000 Index	$(11,768,821)	$(12,108,510)	12/19/16	$ (339,689)
(19)	E-mini S&P MidCap 400 Index	(2,869,796)	(2,944,240)	12/19/16	(74,444)

					$ (414,133)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP SSGA SMID Cap Managed Volatility Fund–1

LVIP SSGA SMID Cap Managed Volatility Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA SMID Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, primarily the LVIP SSGA Small-Cap Index Fund and LVIP SSGA Mid-Cap Index Fund (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$232,164,024

Aggregate unrealized appreciation	$18,711,473
Aggregate unrealized depreciation	—

Net unrealized appreciation	$18,711,473

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Affiliated Investments	$234,576,819
Unaffiliated Investment	16,298,678

Total	$250,875,497

Futures Contracts	$(414,133)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA SMID Cap Managed Volatility Fund–2

LVIP SSGA SMID Cap Managed Volatility Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016, were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
LVIP SSGA Mid-Cap Index Fund	$—	$41,425,941	$3,111,653	$95,158	$46,830,697	$54,088	$26,090
LVIP SSGA Small-Cap Index Fund	176,427,820	40,854,665	41,664,871	(9,686,971)	187,746,122	34,324	3,677,481

Total	$176,427,820	$82,280,606	$44,776,524	$(9,591,813)	$234,576,819	$88,412	$3,703,571

LVIP SSGA SMID Cap Managed Volatility Fund–3

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.34%
Aerospace & Defense–1.17%
Boeing	98,400	$12,963,216

		12,963,216

Air Freight & Logistics–0.68%
FedEx	43,300	7,563,644

		7,563,644

Airlines–2.07%
American Airlines Group	496,900	18,191,509
Delta Air Lines	120,300	4,735,008

		22,926,517

Auto Components–0.60%
Delphi Automotive	93,700	6,682,684

		6,682,684

Automobiles–1.72%
Ferrari	149,440	7,751,453
†Tesla Motors	55,476	11,318,768

		19,070,221

Biotechnology–4.02%
†Alexion Pharmaceuticals	85,701	10,501,801
†Biogen	37,300	11,676,019
†BioMarin Pharmaceutical	22,400	2,072,448
†Celgene	73,600	7,693,408
†Incyte	28,600	2,696,694
†Vertex Pharmaceuticals	112,800	9,837,288

		44,477,658

Capital Markets–4.10%
BlackRock	5,300	1,921,038
Intercontinental Exchange	42,800	11,528,608
Morgan Stanley	510,400	16,363,424
State Street	115,200	8,021,376
TD Ameritrade Holding	212,001	7,470,915

		45,305,361

Chemicals–0.60%
Ashland Global Holdings	57,200	6,632,340

		6,632,340

Communications Equipment–0.41%
†Palo Alto Networks	28,300	4,509,039

		4,509,039

Construction Materials–0.29%
Martin Marietta Materials	17,900	3,206,069

		3,206,069

Electric Utilities–0.56%
NextEra Energy	50,600	6,189,392

		6,189,392

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts–2.80%
American Tower	164,300	$18,620,119
Crown Castle International	84,000	7,913,640
Equinix	12,400	4,467,100

		31,000,859

Food & Staples Retailing–1.51%
Costco Wholesale	27,300	4,163,523
Walgreens Boots Alliance	155,400	12,528,348

		16,691,871

Food Products–0.82%
Mondelez International	206,100	9,047,790

		9,047,790

Health Care Equipment & Supplies–4.52%
Danaher	275,040	21,560,386
†Intuitive Surgical	23,900	17,323,437
Stryker	95,400	11,105,514

		49,989,337

Health Care Providers & Services–5.44%
Aetna	107,265	12,383,744
Anthem	52,000	6,516,120
†Centene	42,705	2,859,527
Cigna	59,400	7,741,008
Humana	70,469	12,465,261
McKesson	19,300	3,218,275
UnitedHealth Group	107,100	14,994,000

		60,177,935

Hotels, Restaurants & Leisure–3.34%
Las Vegas Sands	195,800	11,266,332
Marriott International Class A	118,300	7,965,139
†MGM Resorts International	541,810	14,103,314
Starbucks	65,900	3,567,826

		36,902,611

Industrial Conglomerates–0.82%
Roper Technologies	49,600	9,050,512

		9,050,512

Internet & Direct Marketing Retail–14.91%
†Amazon.com	120,700	101,063,317
†Ctrip.com International ADR	130,900	6,096,013
†@=Flipkart Limited	4,035	388,530
†=Flipkart Limited Ordinary Shares	800	77,032
†Netflix	79,824	7,866,655
†Priceline Group	33,600	49,442,064

		164,933,611

Internet Software & Services–14.61%
†Alibaba Group Holding ADR	116,000	12,271,640
†Alphabet Class A	49,400	39,720,564
†Alphabet Class C	44,083	34,265,275

LVIP T. Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†@=Dropbox Class A	34,588	$309,563
†Facebook Class A	399,900	51,295,173
Tencent Holdings	570,400	15,858,282
†VeriSign	100,729	7,881,037

		161,601,534

IT Services–8.08%
†Fiserv	68,100	6,773,907
Mastercard Class A	281,200	28,617,724
†PayPal Holdings	560,325	22,956,515
Visa Class A	375,000	31,012,500

		89,360,646

Life Sciences Tools & Services–0.48%
†Illumina	29,047	5,276,678

		5,276,678

Machinery–1.16%
Fortive	140,970	7,175,373
Illinois Tool Works	20,300	2,432,752
Wabtec	39,281	3,207,294

		12,815,419

Media–0.16%
Walt Disney	18,700	1,736,482

		1,736,482

Pharmaceuticals–2.88%
†Allergan	47,611	10,965,289
Bristol-Myers Squibb	245,021	13,211,532
Zoetis	147,900	7,692,279

		31,869,100

Professional Services–0.38%
†IHS Markit	108,660	4,080,183
†@=Wework Companies	1,912	71,976

		4,152,159

Road & Rail–0.15%
Kansas City Southern	17,300	1,614,436

		1,614,436

Semiconductors & Semiconductor Equipment–2.32%
ASML Holding New York Shares	78,600	8,612,988
†NXP Semiconductors	166,671	17,002,109

		25,615,097

Software–7.23%
Microsoft	634,800	36,564,480
†Mobileye	137,086	5,835,751
†NetSuite	70,971	7,855,780
†salesforce.com	257,800	18,388,874
†ServiceNow	142,781	11,301,116

		79,946,001

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail–4.75%
†AutoZone	17,330	$13,315,332
Lowe’s	170,900	12,340,689
†O’Reilly Automotive	15,400	4,313,694
Ross Stores	141,800	9,117,740
Signet Jewelers	56,952	4,244,633
Tractor Supply	136,893	9,219,744

		52,551,832

Technology Hardware, Storage & Peripherals–3.30%
Apple	323,200	36,537,760

		36,537,760

Textiles, Apparel & Luxury Goods–0.78%
Hanesbrands	343,900	8,683,475

		8,683,475

Tobacco–1.24%
Philip Morris International	141,100	13,717,742

		13,717,742

Wireless Telecommunication Services–0.44%
†T-Mobile US	103,200	4,821,504

		4,821,504

Total Common Stock (Cost $855,596,907)		1,087,620,532

CONVERTIBLE PREFERRED STOCK–0.85%
†@=Airbnb Series D	14,304	1,501,920
†@=Airbnb Series E	14,245	1,495,725
†=Flipkart Limited Series A	274	26,383
†=Flipkart Limited Series C	482	46,412
†=Flipkart Limited Series E	894	86,083
†=Flipkart Limited Series H	5,220	502,634
†=Livingsocial Series F	14,245	—
†=Magic Leap Series C	47,862	1,102,405
†=Snapchat Series F	43,793	1,345,321
†=Uber Technologies Series G	34,107	1,663,473
†@=Wework Companies Series E	17,187	646,991
†=Xiaoju Kuaizhi (Didi)	26,379	1,008,393

Total Convertible Preferred Stock (Cost $8,348,575)		9,425,740

MONEY MARKET FUND–0.78%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	8,638,100	8,638,100

Total Money Market Fund (Cost $8,638,100)		8,638,100

LVIP T. Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.97% (Cost $872,583,582)	$1,105,684,372
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	291,462

NET ASSETS APPLICABLE TO 33,453,740 SHARES OUTSTANDING–100.00%	$1,105,975,834

†	Non-income producing for the period.

@	Illiquid security. At September 30, 2016, the aggregate value of illiquid securities was $4,414,705, which represents 0.40% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2016, the aggregate value of fair valued securities was $10,272,841, which represents 0.93% of the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

IT–Information Technology

LVIP T. Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Growth Stock Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)-LVIP T. Rowe Price Growth Stock Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation– Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$872,583,582

Aggregate unrealized appreciation	$246,387,223
Aggregate unrealized depreciation	(13,286,433)

Net unrealized appreciation	$233,100,790

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP T. Rowe Price Growth Stock Fund–4

LVIP T. Rowe Price Growth Stock Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$12,963,216	$—	$—	$12,963,216
Air Freight & Logistics	7,563,644	—	—	7,563,644
Airlines	22,926,517	—	—	22,926,517
Auto Components	6,682,684	—	—	6,682,684
Automobiles	19,070,221	—	—	19,070,221
Biotechnology	44,477,658	—	—	44,477,658
Capital Markets	45,305,361	—	—	45,305,361
Chemicals	6,632,340	—	—	6,632,340
Communications Equipment	4,509,039	—	—	4,509,039
Construction Materials	3,206,069	—	—	3,206,069
Electric Utilities	6,189,392	—	—	6,189,392
Equity Real Estate Investment Trusts	31,000,859	—	—	31,000,859
Food & Staples Retailing	16,691,871	—	—	16,691,871
Food Products	9,047,790	—	—	9,047,790
Health Care Equipment & Supplies	49,989,337	—	—	49,989,337
Health Care Providers & Services	60,177,935	—	—	60,177,935
Hotels, Restaurants & Leisure	36,902,611	—	—	36,902,611
Industrial Conglomerates	9,050,512	—	—	9,050,512
Internet & Direct Marketing Retail	164,468,049	—	465,562	164,933,611
Internet Software & Services	145,433,689	15,858,282	309,563	161,601,534
IT Services	89,360,646	—	—	89,360,646
Life Sciences Tools & Services	5,276,678	—	—	5,276,678
Machinery	12,815,419	—	—	12,815,419
Media	1,736,482	—	—	1,736,482
Pharmaceuticals	31,869,100	—	—	31,869,100
Professional Services	4,080,183	—	71,976	4,152,159
Road & Rail	1,614,436	—	—	1,614,436
Semiconductors & Semiconductor Equipment	25,615,097	—	—	25,615,097
Software	79,946,001	—	—	79,946,001
Specialty Retail	52,551,832	—	—	52,551,832
Technology Hardware, Storage & Peripherals	36,537,760	—	—	36,537,760
Textiles, Apparel & Luxury Goods	8,683,475	—	—	8,683,475
Tobacco	13,717,742	—	—	13,717,742
Wireless Telecommunication Services	4,821,504	—	—	4,821,504
Convertible Preferred Stock	—	—	9,425,740	9,425,740
Money Market Fund	8,638,100	—	—	8,638,100

Total	$1,079,553,249	$15,858,282	$10,272,841	$1,105,684,372

As a result of utilizing international fair value pricing at September 30, 2016, a portion of the portfolio was categorized as Level 2.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP T. Rowe Price Growth Stock Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.08%
Aerospace & Defense–1.61%
†DigitalGlobe	52,700	$1,449,250
Rockwell Collins	44,400	3,744,696
Textron	52,000	2,067,000
†TransDigm Group	12,700	3,671,824

		10,932,770

Air Freight & Logistics–0.42%
CH Robinson Worldwide	17,200	1,211,912
Expeditors International of Washington	32,100	1,653,792

		2,865,704

Airlines–1.90%
Alaska Air Group	38,400	2,529,024
Allegiant Travel	7,500	990,525
Copa Holdings Class A	18,000	1,582,740
Southwest Airlines	89,200	3,468,988
†Spirit Airlines	25,300	1,076,009
†United Continental Holdings	62,300	3,268,881

		12,916,167

Auto Components–0.64%
BorgWarner	61,000	2,145,980
Delphi Automotive	30,900	2,203,788

		4,349,768

Automobiles–0.59%
Ferrari	28,080	1,456,510
Harley-Davidson	18,900	993,951
†Tesla Motors	7,500	1,530,225

		3,980,686

Banks–1.20%
BankUnited	51,100	1,543,220
Fifth Third Bancorp	51,900	1,061,874
First Republic Bank	19,100	1,472,801
†SVB Financial Group	21,200	2,343,448
Webster Financial	45,812	1,741,314

		8,162,657

Beverages–1.52%
Brown-Forman Class B	65,324	3,098,971
Constellation Brands Class A	20,100	3,346,449
Dr Pepper Snapple Group	23,900	2,182,309
†Monster Beverage	11,300	1,658,953

		10,286,682

Biotechnology–3.28%
†ACADIA Pharmaceuticals	48,700	1,549,147
†Agios Pharmaceuticals	14,500	765,890
†Alkermes	29,100	1,368,573
†Alnylam Pharmaceuticals	15,400	1,043,812
†BioMarin Pharmaceutical	38,300	3,543,516
†Bluebird Bio	11,600	786,248

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Incyte	37,300	$3,517,017
†Intercept Pharmaceuticals	4,000	658,360
†Ironwood Pharmaceuticals	38,100	605,028
†Neurocrine Biosciences	27,317	1,383,333
†Seattle Genetics	23,500	1,269,235
†TESARO	19,797	1,984,451
†Ultragenyx Pharmaceutical	7,300	517,862
†United Therapeutics	11,400	1,346,112
†Vertex Pharmaceuticals	22,200	1,936,062

		22,274,646

Building Products–0.90%
Allegion	51,600	3,555,756
Fortune Brands Home & Security	44,400	2,579,640

		6,135,396

Capital Markets–4.75%
CBOE Holdings	54,900	3,560,265
†E*TRADE Financial	92,800	2,702,336
FactSet Research Systems	6,750	1,094,175
Financial Engines	23,000	683,330
Intercontinental Exchange	14,400	3,878,784
Invesco	28,200	881,814
Lazard Class A	78,000	2,836,080
Moody’s	34,300	3,714,004
MSCI Class A	24,700	2,073,318
Northern Trust	36,300	2,468,037
S&P Global	22,400	2,834,944
State Street	28,200	1,963,566
TD Ameritrade Holding	83,400	2,939,016
WisdomTree Investments	58,700	604,023

		32,233,692

Chemicals–2.93%
Air Products & Chemicals	15,400	2,315,236
Ashland Global Holdings	24,800	2,875,560
Celanese Class A	31,400	2,089,984
CF Industries Holdings	48,500	1,180,975
NewMarket	3,200	1,373,824
PolyOne	25,100	848,631
RPM International	69,500	3,733,540
Sherwin-Williams	14,900	4,122,234
†Valvoline	57,200	1,343,628

		19,883,612

Commercial Services & Supplies–1.76%
†Copart	38,600	2,067,416
KAR Auction Services	62,400	2,693,184
Ritchie Bros Auctioneers	39,800	1,395,786
Rollins	86,800	2,541,504
†Stericycle	15,300	1,226,142
Waste Connections	27,250	2,035,575

		11,959,607

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment–1.47%
†F5 Networks	13,200	$1,645,248
Harris	42,700	3,911,747
Motorola Solutions	16,400	1,250,992
†Palo Alto Networks	19,900	3,170,667

		9,978,654

Construction & Engineering–0.18%
Valmont Industries	9,300	1,251,501

		1,251,501

Construction Materials–0.96%
Eagle Materials	11,700	904,410
Vulcan Materials	49,600	5,641,008

		6,545,418

Containers & Packaging–1.17%
Ball	66,200	5,425,090
Sealed Air	55,500	2,543,010

		7,968,100

Diversified Consumer Services–0.61%
Service Corp. International	105,500	2,799,970
Sotheby’s	35,100	1,334,502

		4,134,472

Diversified Telecommunication Services–0.93%
†SBA Communications Class A	56,400	6,325,824

		6,325,824

Electrical Equipment–1.09%
AMETEK	34,525	1,649,604
†Generac Holdings	38,800	1,408,440
Hubbell	12,100	1,303,654
†Sensata Technologies Holding	78,500	3,044,230

		7,405,928

Electronic Equipment, Instruments & Components–1.58%
Amphenol Class A	87,300	5,667,516
Cognex	26,500	1,400,790
†IPG Photonics	18,300	1,507,005
†Keysight Technologies	23,150	733,624
†Trimble	48,600	1,388,016

		10,696,951

Energy Equipment & Services–0.07%
Oceaneering International	17,600	484,176

		484,176

Equity Real Estate Investment Trusts–3.42%
American Campus Communities	28,700	1,459,969
Crown Castle International	57,400	5,407,654
CubeSmart	44,800	1,221,248
Equinix	13,088	4,714,952
Federal Realty Investment Trust	11,900	1,831,767
Iron Mountain	39,600	1,486,188

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
MGM Growth Properties	63,400	$1,652,838
SL Green Realty	16,700	1,805,270
Taubman Centers	22,300	1,659,343
VEREIT	189,050	1,960,449

		23,199,678

Food & Staples Retailing–0.43%
PriceSmart	10,700	896,232
†Sprouts Farmers Market	47,100	972,615
Whole Foods Market	38,000	1,077,300

		2,946,147

Food Products–2.54%
†Blue Buffalo Pet Products	65,600	1,558,656
Flowers Foods	86,050	1,301,076
†Hain Celestial Group	35,700	1,270,206
Hershey	36,000	3,441,600
JM Smucker	10,900	1,477,386
McCormick & Co.	34,500	3,447,240
Mead Johnson Nutrition	42,400	3,350,024
Pinnacle Foods	27,400	1,374,658

		17,220,846

Gas Utilities–0.33%
Atmos Energy	29,600	2,204,312

		2,204,312

Health Care Equipment & Supplies–3.97%
†Align Technology	17,600	1,650,000
Cooper	21,500	3,854,090
DENTSPLY SIRONA	60,414	3,590,404
†Hologic	112,800	4,380,024
†IDEXX Laboratories	31,800	3,584,814
†Intuitive Surgical	8,900	6,450,987
Teleflex	13,100	2,201,455
West Pharmaceutical Services	16,600	1,236,700

		26,948,474

Health Care Providers & Services–3.35%
†Acadia Healthcare	41,388	2,050,775
AmerisourceBergen	55,700	4,499,446
†Centene	38,600	2,584,656
†DaVita	25,000	1,651,750
†Envision Healthcare Holdings	57,600	1,282,752
†Henry Schein	19,800	3,227,004
Humana	8,300	1,468,187
†MEDNAX	22,800	1,510,500
†Team Health Holdings	19,600	638,176
Universal Health Services Class B	16,800	2,070,096
†WellCare Health Plans	15,200	1,779,768

		22,763,110

Health Care Technology–0.98%
†athenahealth	7,500	945,900

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Technology (continued)
†Cerner	37,600	$2,321,800
†Medidata Solutions	17,600	981,376
†Veeva Systems Class A	57,500	2,373,600

		6,622,676

Hotels, Restaurants & Leisure–3.57%
Bloomin’ Brands	48,800	841,312
Brinker International	29,100	1,467,513
†Chipotle Mexican Grill	5,000	2,117,500
Choice Hotels International	34,500	1,555,260
Dunkin’ Brands Group	39,100	2,036,328
Extended Stay America	94,600	1,343,320
Hilton Worldwide Holdings	87,800	2,013,254
Marriott International Class A	42,657	2,872,096
†MGM Resorts International	102,900	2,678,487
†Norwegian Cruise Line Holdings	42,600	1,606,020
†Panera Bread Class A	5,900	1,148,848
Papa John’s International	20,500	1,616,425
Royal Caribbean Cruises	22,500	1,686,375
Wynn Resorts	12,700	1,237,234

		24,219,972

Household Durables–2.35%
Harman International Industries	29,700	2,508,165
†Mohawk Industries	12,900	2,584,386
Newell Brands	53,600	2,822,576
†NVR	1,290	2,115,432
PulteGroup	65,200	1,306,608
†Tempur Sealy International	26,400	1,497,936
†Toll Brothers	43,300	1,292,938
Whirlpool	11,300	1,832,408

		15,960,449

Household Products–0.63%
Church & Dwight	65,000	3,114,800
Clorox	9,200	1,151,656

		4,266,456

Industrial Conglomerates–0.46%
Roper Technologies	17,000	3,101,990

		3,101,990

Insurance–1.75%
Aon	35,500	3,993,395
FNF Group	100,100	3,694,691
Progressive	58,800	1,852,200
Willis Towers Watson	17,500	2,323,475

		11,863,761

Internet & Direct Marketing Retail–0.90%
†Ctrip.com International ADR	46,900	2,184,133
†Liberty Interactive Corp. QVC Group Class A	47,500	950,475
†TripAdvisor	15,600	985,608

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet & Direct Marketing Retail (continued)
†Vipshop Holdings ADR	65,300	$957,951
†Wayfair Class A	26,330	1,036,612

		6,114,779

Internet Software & Services–1.69%
†Akamai Technologies	33,800	1,791,062
†CoStar Group	12,000	2,598,360
†@=Dropbox	7,607	68,083
†@=Dropbox Class A	27,601	247,029
†Match Group	61,300	1,090,527
MercadoLibre	7,400	1,368,778
†VeriSign	42,400	3,317,376
†Zillow Group	29,000	999,050

		11,480,265

IT Services–6.16%
†Alliance Data Systems	16,100	3,453,933
†Black Knight Financial Services Class A	72,500	2,965,250
Booz Allen Hamilton Holding	59,700	1,887,117
†CoreLogic	67,600	2,651,272
CSRA	54,100	1,455,290
†EPAM Systems	15,800	1,095,098
Fidelity National Information Services	56,200	4,329,086
†Fiserv	54,000	5,371,380
†@=Flipkart Limited	5,529	532,387
†Gartner	35,400	3,131,130
†Genpact	47,000	1,125,650
Global Payments	38,600	2,962,936
Paychex	29,000	1,678,230
Sabre	112,600	3,173,068
†Vantiv Class A	75,600	4,254,012
†WEX	16,000	1,729,440

		41,795,279

Leisure Products–0.45%
Mattel	62,100	1,880,388
Polaris Industries	14,800	1,146,112

		3,026,500

Life Sciences Tools & Services–1.83%
Agilent Technologies	50,200	2,363,918
Bruker	51,800	1,173,270
†Illumina	17,700	3,215,382
†Mettler-Toledo International	8,400	3,526,572
†Patheon	6,423	190,313
†Quintiles IMS Holdings	24,000	1,945,440

		12,414,895

Machinery–3.87%
CLARCOR	15,700	1,020,500
†Colfax	33,200	1,043,476
Donaldson	53,600	2,000,888

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Flowserve	36,900	$1,780,056
Fortive	33,200	1,689,880
Graco	35,500	2,627,000
IDEX	22,225	2,079,593
†Middleby	15,300	1,891,386
Nordson	15,000	1,494,450
PACCAR	23,500	1,381,330
Snap-on	14,900	2,264,204
Toro	35,800	1,676,872
†WABCO Holdings	12,100	1,373,713
Wabtec	31,000	2,531,150
Xylem	26,500	1,389,925

		26,244,423

Marine–0.16%
†Kirby	17,800	1,106,448

		1,106,448

Media–0.69%
Interpublic Group	107,000	2,391,450
Omnicom Group	27,300	2,320,500

		4,711,950

Metals & Mining–0.63%
Carpenter Technology	16,800	693,168
Compass Minerals International	12,000	884,400
Silver Wheaton	59,900	1,619,097
†Stillwater Mining	83,100	1,110,216

		4,306,881

Multiline Retail–1.35%
Dollar General	79,800	5,585,202
†Dollar Tree	45,000	3,551,850

		9,137,052

Multi-Utilities–0.23%
NiSource	64,000	1,543,040

		1,543,040

Oil, Gas & Consumable Fuels–1.50%
Cabot Oil & Gas	49,300	1,271,940
Cimarex Energy	11,000	1,478,070
†Concho Resources	10,700	1,469,645
†Diamondback Energy	10,900	1,052,286
EQT	20,600	1,495,972
Pioneer Natural Resources	7,800	1,448,070
Range Resources	20,500	794,375
Tesoro	15,100	1,201,356

		10,211,714

Pharmaceuticals–1.75%
†Akorn	30,800	839,608
†Catalent	55,762	1,440,890
†Endo International	37,800	761,670

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
†Horizon Pharma	30,900	$560,217
†Jazz Pharmaceuticals	10,300	1,251,244
†Mallinckrodt	13,500	942,030
†Pacira Pharmaceuticals	13,000	444,860
Zoetis	107,900	5,611,879

		11,852,398

Professional Services–3.18%
Equifax	33,400	4,494,972
†IHS Markit	93,825	3,523,129
ManpowerGroup	24,100	1,741,466
Nielsen Holdings	48,100	2,576,717
Robert Half International	30,300	1,147,158
†TransUnion	62,000	2,139,000
†Verisk Analytics Class A	65,000	5,283,200
†@=Wework Companies	17,146	645,447

		21,551,089

Real Estate Management & Development–0.34%
Jones Lang LaSalle	20,500	2,332,695

		2,332,695

Road & Rail–1.48%
†Avis Budget Group	36,000	1,231,560
†Genesee & Wyoming	26,800	1,847,860
JB Hunt Transport Services	27,100	2,198,894
Kansas City Southern	20,500	1,913,060
Landstar System	16,100	1,096,088
†Old Dominion Freight Line	26,100	1,790,721

		10,078,183

Semiconductors & Semiconductor Equipment–1.82%
†Integrated Device Technology	45,600	1,053,360
Linear Technology	29,000	1,719,410
Microchip Technology	41,000	2,547,740
†Microsemi	45,400	1,905,892
Skyworks Solutions	38,000	2,893,320
Xilinx	41,200	2,238,808

		12,358,530

Software–7.05%
Activision Blizzard	30,300	1,342,290
†ANSYS	10,600	981,666
†Atlassian	88,631	2,656,272
†Autodesk	20,600	1,489,998
†Check Point Software Technologies	15,500	1,202,955
†Electronic Arts	63,900	5,457,060
†Ellie Mae	10,200	1,074,060
†Fortinet	37,000	1,366,410
†Guidewire Software	45,900	2,753,082
Intuit	39,500	4,345,395
†Mobileye	35,500	1,511,235
†NetSuite	38,500	4,261,565

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Proofpoint	15,500	$1,160,175
†Red Hat	58,100	4,696,223
†ServiceNow	55,800	4,416,570
†Splunk	28,900	1,695,852
SS&C Technologies Holdings	51,400	1,652,510
†Tableau Software Class A	44,027	2,433,372
†Workday Class A	28,205	2,586,116
†Zendesk	25,100	770,821

		47,853,627

Specialty Retail–7.65%
†AutoZone	7,900	6,069,886
†Burlington Stores	48,000	3,888,960
†CarMax	81,400	4,342,690
Dick’s Sporting Goods	44,500	2,524,040
†Five Below	28,700	1,156,323
L Brands	59,200	4,189,584
†Michaels	102,100	2,467,757
†O’Reilly Automotive	21,600	6,050,376
†Restoration Hardware Holdings	15,400	532,532
Ross Stores	105,300	6,770,790
Signet Jewelers	31,100	2,317,883
Tiffany & Co.	37,200	2,701,836
Tractor Supply	55,700	3,751,395
†Ulta Salon Cosmetics & Fragrance	14,100	3,355,518
Williams-Sonoma	35,800	1,828,664

		51,948,234

Textiles, Apparel & Luxury Goods–2.49%
Carter’s	23,900	2,072,369
Coach	69,600	2,544,576
Hanesbrands	255,700	6,456,425
†Kate Spade & Co.	76,200	1,305,306
†lululemon athletica	15,700	957,386
PVH	24,500	2,707,250
Wolverine World Wide	37,100	854,413

		16,897,725

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors–0.36%
Fastenal	26,400	$1,102,992
W.W. Grainger	6,000	1,349,040

		2,452,032

Wireless Telecommunication Services–0.16%
†T-Mobile US	23,200	1,083,904

		1,083,904

Total Common Stock (Cost $473,836,912)		672,591,925

CONVERTIBLE PREFERRED STOCK–0.93%
†@=Airbnb Series D	18,795	1,973,475
†@=Airbnb Series E	2,425	254,625
†@=Dropbox Series A	9,449	84,569
†@=Dropbox Series A-1	46,402	415,298
†@=Tanium	234,645	1,116,910
†@=Wework Companies Series D1	27,915	1,050,838
†@=Wework Companies Series D2	21,933	825,650
†@=Wework Companies Series E	16,055	604,378

Total Convertible Preferred Stock (Cost $4,019,276)		6,325,743

MONEY MARKET FUND–0.20%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	1,341,600	1,341,600

Total Money Market Fund (Cost $1,341,600)		1,341,600

TOTAL VALUE OF SECURITIES–100.21% (Cost $479,197,788)	680,259,268
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.21%)	(1,454,870)

NET ASSETS APPLICABLE TO 31,968,403 SHARES OUTSTANDING–100.00%	$678,804,398

†	Non-income producing for the period.

@	Illiquid security. At September 30, 2016, the aggregate value of illiquid securities was $7,818,689, which represents 1.15% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2016, the aggregate value of fair valued securities was $7,818,689, which represents 1.15% of the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

IT–Information Technology

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”) is an investment company in conformity with U.S generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$479,197,788

Aggregate unrealized appreciation	$218,845,758
Aggregate unrealized depreciation	(17,784,278)

Net unrealized appreciation	$201,061,480

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 3	Total
Common Stock
Aerospace & Defense	$10,932,770	$—	$10,932,770
Air Freight & Logistics	2,865,704	—	2,865,704
Airlines	12,916,167	—	12,916,167
Auto Components	4,349,768	—	4,349,768
Automobiles	3,980,686	—	3,980,686
Banks	8,162,657	—	8,162,657
Beverages	10,286,682	—	10,286,682
Biotechnology	22,274,646	—	22,274,646
Building Products	6,135,396	—	6,135,396
Capital Markets	32,233,692	—	32,233,692
Chemicals	19,883,612	—	19,883,612
Commercial Services & Supplies	11,959,607	—	11,959,607
Communications Equipment	9,978,654	—	9,978,654
Construction & Engineering	1,251,501	—	1,251,501
Construction Materials	6,545,418	—	6,545,418
Containers & Packaging	7,968,100	—	7,968,100
Diversified Consumer Services	4,134,472	—	4,134,472
Diversified Telecommunication Services	6,325,824	—	6,325,824
Electrical Equipment	7,405,928	—	7,405,928
Electronic Equipment, Instruments & Components	10,696,951	—	10,696,951
Energy Equipment & Services	484,176	—	484,176
Equity Real Estate Investment Trusts	23,199,678	—	23,199,678
Food & Staples Retailing	2,946,147	—	2,946,147
Food Products	17,220,846	—	17,220,846
Gas Utilities	2,204,312	—	2,204,312
Health Care Equipment & Supplies	26,948,474	—	26,948,474
Health Care Providers & Services	22,763,110	—	22,763,110
Health Care Technology	6,622,676	—	6,622,676
Hotels, Restaurants & Leisure	24,219,972	—	24,219,972
Household Durables	15,960,449	—	15,960,449
Household Products	4,266,456	—	4,266,456
Industrial Conglomerates	3,101,990	—	3,101,990
Insurance	11,863,761	—	11,863,761
Internet & Direct Marketing Retail	6,114,779	—	6,114,779
Internet Software & Services	11,165,153	315,112	11,480,265
IT Services	41,262,892	532,387	41,795,279
Leisure Products	3,026,500	—	3,026,500
Life Sciences Tools & Services	12,414,895	—	12,414,895
Machinery	26,244,423	—	26,244,423
Marine	1,106,448	—	1,106,448
Media	4,711,950	—	4,711,950
Metals & Mining	4,306,881	—	4,306,881
Multiline Retail	9,137,052	—	9,137,052
Multi-Utilities	1,543,040	—	1,543,040
Oil, Gas & Consumable Fuels	10,211,714	—	10,211,714
Pharmaceuticals	11,852,398	—	11,852,398
Professional Services	20,905,642	645,447	21,551,089
Real Estate Management & Development	2,332,695	—	2,332,695
Road & Rail	10,078,183	—	10,078,183
Semiconductors & Semiconductor Equipment	12,358,530	—	12,358,530
Software	47,853,627	—	47,853,627
Specialty Retail	51,948,234	—	51,948,234
Textiles, Apparel & Luxury Goods	16,897,725	—	16,897,725

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes (continued)

2. Investments (continued)

	Level 1	Level 3	Total
Trading Companies & Distributors	$2,452,032	$—	$2,452,032
Wireless Telecommunication Services	1,083,904	—	1,083,904
Convertible Preferred Stock	—	6,325,743	6,325,743
Money Market Fund	1,341,600	—	1,341,600

Total	$672,440,579	$7,818,689	$680,259,268

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Convertible Preferred Stock	Common Stock	Total
Balance as of 12/31/15	$5,832,893	$3,407,926	$9,240,819
Sales	—	(966,720)	(966,720)
Net change in unrealized appreciation (depreciation)	492,850	(948,260)	(455,410)

Balance as of 9/30/16	$6,325,743	$1,492,946	$7,818,689

Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 9/30/16	$492,850	$(188,418)	$304,432

Sensitivity Analysis:

Valuation: U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at fair value using independent pricing sources under the policies approved by the Board. The Pricing Committee is the committee formed by the advisor to develop pricing policies and procedures and to provide oversight of the pricing function for the Fund.

When market quotations are not readily available for one or more portfolio securities, the Fund’s Net Asset Value shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker-dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

We did not present a table including the quantitative information about significant unobservable inputs used in Level 3 fair value measurements as all unobservable Level 3 measurements were provided by third parties as of September 30, 2016.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–8

LVIP U.S. Growth Allocation Managed Risk Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–87.35%
Equity Funds–58.76%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	126,008	$5,191,419
LVIP MFS Value Fund	2,127,905	78,817,615
LVIP SSGA S&P 500 Index Fund	4,818,567	73,695,160
LVIP SSGA Small-Mid Cap 200 Fund	414,836	5,356,783
†LVIP T. Rowe Price Growth Stock Fund	2,387,537	79,292,490
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	1,723,413	36,858,625
LVIP Wellington Mid-Cap Value Fund	1,785,733	42,573,662

		321,785,754

Fixed Income Funds–28.59%
*Lincoln Variable Insurance Products Trust–
LVIP Delaware Bond Fund	3,826,863	54,938,449
LVIP SSGA Bond Index Fund	6,648,522	78,259,755
†LVIP Western Asset Core Bond Fund	2,347,220	23,357,186

		156,555,390

Total Affiliated Investments (Cost $464,003,660)		478,341,144

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–12.63%
Equity Funds–8.67%
Franklin Templeton Variable Insurance Products Trust–
Franklin Rising Dividends VIP Fund	424,395	$10,614,110
**Invesco V.I. Diversified Dividend Fund	626,966	15,730,566
Oppenheimer Main Street Small Cap Fund VA Non-Service Shares	962,309	21,141,930

		47,486,606

Money Market Fund–3.96%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	21,705,664	21,705,664

		21,705,664

Total Unaffiliated Investments (Cost $68,017,025)		69,192,270

TOTAL VALUE OF SECURITIES–99.98% (Cost $532,020,685)	547,533,414
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	103,867

NET ASSETS APPLICABLE TO 56,280,602 SHARES OUTSTANDING–100.00%	$547,637,281

†	Non-income producing for the period.

*	Standard Class shares.

**	Series I shares.

Class 1 shares.

Summary of Abbreviations:

VA–Variable Annuity

V.I.–Variable Insurance

LVIP U.S. Growth Allocation Managed Risk Fund–1

LVIP U.S. Growth Allocation Managed Risk Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP U.S. Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests a significant portion of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$532,020,685

Aggregate unrealized appreciation	$15,630,583
Aggregate unrealized depreciation	(117,854)

Net unrealized appreciation	$15,512,729

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Affiliated Investments	$478,341,144
Unaffiliated Investments	69,192,270

Total	$547,533,414

There were no Level 3 investments at the beginning or end of the period.

During the period of September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP U.S. Growth Allocation Managed Risk Fund–2

LVIP U.S. Growth Allocation Managed Risk Fund

Notes (continued)

3. Transactions with Affiliates

Affiliated investment companies, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Investment Advisors Corporation (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the investments companies’ outstanding securities (non-LVIP Funds). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2016 were as follows:

	Value 12/31/15	Purchases	Sales	Net Realized Gain (Loss)	Value 9/30/16	Dividends	Capital Gain Distributions
LVIP Baron Growth Opportunities Fund	$4,840,237	$4,729,360	$4,475,606	$(243,310)	$5,191,419	$—	$343,382
LVIP Delaware Bond Fund	36,677,316	34,911,310	19,586,717	281,303	54,938,449	—	—
LVIP MFS Value Fund	24,289,605	53,864,135	944,528	(72,409)	78,817,615	—	3,101,281
LVIP SSGA Bond Index Fund	36,699,629	41,581,262	2,744,270	(35,751)	78,259,755	84,456	—
LVIP SSGA S&P 500 Index Fund	34,195,251	38,153,591	2,586,236	(106,420)	73,695,160	32,486	912,686
LVIP SSGA Small-Mid Cap 200 Fund	2,388,653	2,920,564	354,643	(66,545)	5,356,783	—	262,820
LVIP T. Rowe Price Growth Stock Fund	41,800,001	42,278,897	6,809,800	(742,719)	79,292,490	—	1,049,053
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	21,916,933	22,553,412	8,421,667	(907,742)	36,858,625	—	1,683,262
LVIP Wellington Mid-Cap Value Fund	19,075,238	26,372,835	5,791,194	(290,875)	42,573,662	—	124,569
LVIP Western Asset Core Bond Fund	—	24,227,840	785,317	(7,537)	23,357,186	—	—

Total	$221,882,863	$291,593,206	$52,499,978	$(2,192,005)	$478,341,144	$116,942	$7,477,053

LVIP U.S. Growth Allocation Managed Risk Fund–3

LVIP Wellington Capital Growth Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.91%
Aerospace & Defense–1.72%
Lockheed Martin	20,029	$4,801,352
Northrop Grumman	13,645	2,919,348

		7,720,700

Beverages–2.97%
†Monster Beverage	54,569	8,011,275
PepsiCo	48,927	5,321,790

		13,333,065

Biotechnology–2.30%
†Celgene	19,425	2,030,495
Gilead Sciences	13,145	1,040,032
†Regeneron Pharmaceuticals	17,989	7,231,938

		10,302,465

Building Products–1.48%
Fortune Brands Home & Security	114,259	6,638,448

		6,638,448

Capital Markets–3.42%
Intercontinental Exchange	20,993	5,654,674
MarketAxess Holdings	31,629	5,237,446
MSCI	52,760	4,428,674

		15,320,794

Chemicals–1.45%
Sherwin-Williams	23,461	6,490,720

		6,490,720

Electrical Equipment–1.06%
AMETEK	99,596	4,758,697

		4,758,697

Electronic Equipment, Instruments & Components–1.42%
CDW	139,273	6,368,954

		6,368,954

Equity Real Estate Investment Trusts–2.52%
American Tower	63,740	7,223,654
Public Storage	18,231	4,068,065

		11,291,719

Food & Staples Retailing–0.47%
Costco Wholesale	13,920	2,122,939

		2,122,939

Food Products–1.87%
Mondelez International	190,838	8,377,788

		8,377,788

Health Care Equipment & Supplies–3.50%
†Edwards Lifesciences	70,766	8,531,549
Medtronic	82,950	7,166,880

		15,698,429

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services–1.25%
UnitedHealth Group	39,976	$5,596,640

		5,596,640

Health Care Technology–1.17%
†Cerner	84,746	5,233,066

		5,233,066

Hotels, Restaurants & Leisure–1.72%
Las Vegas Sands	89,368	5,142,235
Starbucks	47,572	2,575,548

		7,717,783

Household Durables–3.90%
DR Horton	224,715	6,786,393
Harman International Industries	58,877	4,972,163
Lennar Class A	135,120	5,720,981

		17,479,537

Insurance–2.64%
†Markel	6,555	6,088,087
Marsh & McLennan	85,645	5,759,626

		11,847,713

Internet & Direct Marketing Retail–7.53%
†Amazon.com	26,938	22,555,457
†Netflix	60,351	5,947,591
†Priceline Group	3,587	5,278,235

		33,781,283

Internet Software & Services–10.70%
†Alibaba Group Holding ADR	53,886	5,700,600
†Alphabet Class C	28,177	21,901,700
†Facebook Class A	121,594	15,596,862
†Twitter	80,061	1,845,406
†Zillow Group Class C	85,140	2,950,101

		47,994,669

IT Services–10.36%
†Alliance Data Systems	22,117	4,744,760
†Cognizant Technology Solutions Class A	75,933	3,622,763
†FleetCor Technologies	42,461	7,376,750
Global Payments	67,484	5,180,072
Mastercard Class A	114,248	11,627,019
†PayPal Holdings	95,750	3,922,878
Visa Class A	120,581	9,972,049

		46,446,291

Life Sciences Tools & Services–1.42%
†Illumina	35,121	6,380,081

		6,380,081

LVIP Wellington Capital Growth Fund–1

LVIP Wellington Capital Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Personal Products–1.70%
Estee Lauder Class A	86,109	$7,625,813

		7,625,813

Pharmaceuticals–3.82%
†Allergan	34,801	8,015,018
Bristol-Myers Squibb	169,441	9,136,259

		17,151,277

Professional Services–7.09%
Equifax	51,043	6,869,367
†IHS Markit	167,013	6,271,338
Nielsen Holdings	145,045	7,770,061
†TransUnion	159,755	5,511,548
†Verisk Analytics Class A	66,332	5,391,465

		31,813,779

Road & Rail–1.21%
JB Hunt Transport Services	31,675	2,570,110
Kansas City Southern	30,773	2,871,736

		5,441,846

Software–6.69%
†Adobe Systems	66,439	7,211,289
†Autodesk	48,810	3,530,427
†salesforce.com	86,655	6,181,101
†ServiceNow	91,048	7,206,449
†Workday Class A	64,255	5,891,541

		30,020,807

Specialty Retail–7.98%
†AutoZone	5,575	4,283,495

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
Home Depot	112,228	$14,441,499
Lowe’s	109,725	7,923,242
†O’Reilly Automotive	14,892	4,171,398
Ross Stores	77,408	4,977,334

		35,796,968

Technology Hardware, Storage & Peripherals–3.58%
Apple	141,857	16,036,934

		16,036,934

Textiles, Apparel & Luxury Goods–2.45%
NIKE Class B	103,849	5,467,650
†Under Armour Class A	27,938	1,080,642
†Under Armour Class C	131,387	4,448,764

		10,997,056

Trading Companies & Distributors–0.52%
Fastenal	55,560	2,321,297

		2,321,297

Total Common Stock (Cost $312,521,455)		448,107,558

MONEY MARKET FUND–0.11%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	505,661	505,661

Total Money Market Fund (Cost $505,661)		505,661

TOTAL VALUE OF SECURITIES–100.02% (Cost $313,027,116)	448,613,219
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(86,227)

NET ASSETS APPLICABLE TO 12,136,856 SHARES OUTSTANDING–100.00%	$448,526,992

†	Non-income producing for the period.

Summary of Abbreviations:

ADR–American Depositary Receipt

IT–Information Technology

LVIP Wellington Capital Growth Fund–2

LVIP Wellington Capital Growth Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Wellington Capital Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$313,027,116

Aggregate unrealized appreciation	$137,657,687
Aggregate unrealized depreciation	(2,071,584)

Net unrealized appreciation	$135,586,103

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Common Stock	$448,107,558
Money Market Fund	505,661

Total	$448,613,219

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occured.

LVIP Wellington Capital Growth Fund–3

LVIP Wellington Mid-Cap Value Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.43%
Aerospace & Defense–1.61%
†Moog Class A	47,126	$2,805,882

		2,805,882

Auto Components–1.43%
Goodyear Tire & Rubber	76,844	2,482,061

		2,482,061

Banks–8.44%
Bank of the Ozarks	39,409	1,513,306
BankUnited	59,180	1,787,236
Comerica	89,624	4,241,008
IBERIABANK	24,620	1,652,494
South State	21,197	1,590,623
Zions Bancorporation	125,644	3,897,477

		14,682,144

Building Products–1.44%
Sanwa Holdings	258,079	2,498,460

		2,498,460

Capital Markets–1.54%
MSCI	13,571	1,139,150
Raymond James Financial	26,397	1,536,569

		2,675,719

Chemicals–5.12%
Cabot	42,314	2,217,677
Celanese Class A	37,247	2,479,160
CF Industries Holdings	43,622	1,062,196
Methanex	87,937	3,137,592

		8,896,625

Communications Equipment–1.90%
†CommScope Holding	36,512	1,099,376
Harris	24,044	2,202,671

		3,302,047

Containers & Packaging–1.84%
Bemis	44,463	2,268,058
†Crown Holdings	16,342	932,965

		3,201,023

Electric Utilities–3.15%
Alliant Energy	77,832	2,981,744
Great Plains Energy	61,611	1,681,364
Portland General Electric	19,248	819,772

		5,482,880

Electrical Equipment–3.27%
†Generac Holdings	60,946	2,212,340
Hubbell	17,215	1,854,744
†Sensata Technologies Holding	41,918	1,625,580

		5,692,664

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–3.27%
†Arrow Electronics	66,165	$4,232,575
†Keysight Technologies	45,572	1,444,177

		5,676,752

Energy Equipment & Services–0.16%
†Trican Well Service	138,124	283,207

		283,207

Equity Real Estate Investment Trusts–8.86%
American Assets Trust	29,499	1,279,667
Equity LifeStyle Properties	31,459	2,428,006
Extra Space Storage	16,061	1,275,404
Forest City Realty Trust	64,056	1,481,615
LaSalle Hotel Properties	68,904	1,644,738
Life Storage	17,508	1,557,161
PS Business Parks	26,232	2,979,168
STORE Capital	93,900	2,767,233

		15,412,992

Food Products–2.72%
Ingredion	19,535	2,599,327
†Post Holdings	27,551	2,126,111

		4,725,438

Gas Utilities–2.63%
UGI	101,204	4,578,469

		4,578,469

Health Care Providers & Services–2.98%
†Acadia Healthcare	40,127	1,988,293
†Brookdale Senior Living	49,926	871,209
†Envision Healthcare Holdings	104,560	2,328,551

		5,188,053

Hotels, Restaurants & Leisure–1.84%
Bloomin’ Brands	63,103	1,087,896
†Norwegian Cruise Line Holdings	56,053	2,113,198

		3,201,094

Household Durables–3.48%
DR Horton	42,407	1,280,691
Lennar	61,800	2,616,612
PulteGroup	84,010	1,683,560
†Toll Brothers	15,686	468,384

		6,049,247

Insurance–8.15%
Argo Group International Holdings	20,724	1,169,248
Assurant	15,282	1,409,765
Hanover Insurance Group	18,092	1,364,499
Reinsurance Group of America	41,335	4,461,700
Unum Group	73,182	2,584,056
Xl Group	94,649	3,183,046

		14,172,314

LVIP Wellington Mid-Cap Value Fund–1

LVIP Wellington Mid-Cap Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services–1.37%
Booz Allen Hamilton Holding	75,057	$2,372,552

		2,372,552

Media–2.39%
Interpublic Group	69,515	1,553,660
John Wiley & Sons Class A	29,145	1,504,173
Quebecor Class B	36,062	1,095,920

		4,153,753

Oil, Gas & Consumable Fuels–8.77%
†Cobalt International Energy	148,653	184,330
†Diamondback Energy	56,376	5,442,539
Energen	42,648	2,461,643
HollyFrontier	16,667	408,341
†Newfield Exploration	91,245	3,965,508
QEP Resources	142,673	2,786,404

		15,248,765

Paper & Forest Products–1.96%
†Louisiana-Pacific	181,257	3,413,069

		3,413,069

Pharmaceuticals–0.79%
†Endo International	68,028	1,370,764

		1,370,764

Professional Services–1.37%
†IHS Markit	63,549	2,386,265

		2,386,265

Road & Rail–4.94%
†Genesee & Wyoming	40,538	2,795,095
†Hertz Global Holdings	49,379	1,983,061
Knight Transportation	71,928	2,063,614
Ryder System	26,367	1,738,904

		8,580,674

Semiconductors & Semiconductor Equipment–5.87%
†Microsemi	96,365	4,045,403
†Qorvo	53,910	3,004,943
Silicon Motion Technology ADR	60,967	3,157,481

		10,207,827

Software–2.17%
SS&C Technologies Holdings	74,499	2,395,143
†Verint Systems	36,831	1,385,951

		3,781,094

Specialty Retail–0.95%
DSW Class A	80,605	1,650,790

		1,650,790

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–1.05%
†Global Brands Group Holding	17,733,933	$1,817,840

		1,817,840

Thrifts & Mortgage Finance–0.93%
Provident Financial Services	76,185	1,617,408

		1,617,408

Trading Companies & Distributors–1.21%
†Herc Holdings	14,775	497,906
†WESCO International	26,192	1,610,546

		2,108,452

Wireless Telecommunication Services–0.83%
Millicom International Cellular SDR	27,940	1,447,610

		1,447,610

Total Common Stock (Cost $141,044,058)		171,163,934

MONEY MARKET FUND–1.73%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	3,002,938	3,002,938

Total Money Market Fund (Cost $3,002,938)		3,002,938

LVIP Wellington Mid-Cap Value Fund–2

LVIP Wellington Mid-Cap Value Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–100.16% (Cost $144,046,996)	$174,166,872
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.16%)	(270,480)

NET ASSETS APPLICABLE TO 7,310,663 SHARES OUTSTANDING–100.00%	$173,896,392

†	Non-income producing for the period.

The following foreign currency exchange contracts were outstanding at September 30, 2016:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
CSFB	CAD	1,798	USD	(1,367)	10/4/16	$4
HSBC	SEK	20,480	USD	(2,386)	10/4/16	1
JPMC	HKD	18,055	USD	(2,328)	10/4/16	(1)
JPMC	JPY	(437,818)	USD	4,346	10/3/16	28
JPMC	JPY	311,212	USD	(3,071)	10/5/16	(2)
MSC	SEK	15,546	USD	(1,809)	10/3/16	3
RBC	CAD	3,998	USD	(3,047)	10/5/16	1

						$34

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

CAD–Canadian Dollar

CSFB–Credit Suisse First Boston

HKD–Hong Kong Dollar

HSBC – Hong Kong Shanghai Bank

IT–Information Technology

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

MSC–Morgan Stanley & Co

RBC – Royal Bank of Canada

SDR–Special Depositary Receipt

SEK–Swedish Krona

USD–U.S. Dollar

LVIP Wellington Mid-Cap Value Fund–3

LVIP Wellington Mid-Cap Value Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Wellington Mid-Cap Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$144,046,996

Aggregate unrealized appreciation	$36,241,603
Aggregate unrealized depreciation	(6,121,727)

Net unrealized appreciation	$30,119,876

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Wellington Mid-Cap Value Fund–4

LVIP Wellington Mid-Cap Value Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Total
Common Stock
Aerospace & Defense	$2,805,882	$—	$2,805,882
Auto Components	2,482,061	—	2,482,061
Banks	14,682,144	—	14,682,144
Building Products	—	2,498,460	2,498,460
Capital Markets	2,675,719	—	2,675,719
Chemicals	8,896,625	—	8,896,625
Communications Equipment	3,302,047	—	3,302,047
Containers & Packaging	3,201,023	—	3,201,023
Electric Utilities	5,482,880	—	5,482,880
Electrical Equipment	5,692,664	—	5,692,664
Electronic Equipment, Instruments & Components	5,676,752	—	5,676,752
Energy Equipment & Services	283,207	—	283,207
Equity Real Estate Investment Trusts	15,412,992	—	15,412,992
Food Products	4,725,438	—	4,725,438
Gas Utilities	4,578,469	—	4,578,469
Health Care Providers & Services	5,188,053	—	5,188,053
Hotels, Restaurants & Leisure	3,201,094	—	3,201,094
Household Durables	6,049,247	—	6,049,247
Insurance	14,172,314	—	14,172,314
IT Services	2,372,552	—	2,372,552
Media	4,153,753	—	4,153,753
Oil, Gas & Consumable Fuels	15,248,765	—	15,248,765
Paper & Forest Products	3,413,069	—	3,413,069
Pharmaceuticals	1,370,764	—	1,370,764
Professional Services	2,386,265	—	2,386,265
Road & Rail	8,580,674	—	8,580,674
Semiconductors & Semiconductor Equipment	10,207,827	—	10,207,827
Software	3,781,094	—	3,781,094
Specialty Retail	1,650,790	—	1,650,790
Textiles, Apparel & Luxury Goods	—	1,817,840	1,817,840
Thrifts & Mortgage Finance	1,617,408	—	1,617,408
Trading Companies & Distributors	2,108,452	—	2,108,452
Wireless Telecommunication Services	—	1,447,610	1,447,610
Money Market Fund	3,002,938	—	3,002,938

Total	$168,402,962	$5,763,910	$174,166,872

Foreign Currency Exchange Contracts	$—	$34	$34

There were no Level 3 investments at the end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Wellington Mid-Cap Value Fund–5

LVIP VIP Mid Cap Managed Volatility Portfolio

Schedule of Investments

September 30, 2016 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.71%
Equity Fund–93.07%
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	2,369,949	$77,260,336

		77,260,336

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–6.64%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	5,510,152	$5,510,152

		5,510,152

Total Investment Companies (Cost $83,766,818)		82,770,488

TOTAL VALUE OF SECURITIES–99.71% (Cost $83,766,818)	82,770,488
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	237,681

NET ASSETS APPLICABLE TO 8,290,943 SHARES OUTSTANDING–100.00%	$83,008,169

X	Initial Class.

«	Includes $334,100 cash collateral held at broker and $141,194 foreign currencies collateral due to broker for futures contracts as of September 30, 2016.

The following futures contracts were outstanding at September 30, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
8	E-mini Russell 2000 Index	$992,086	$998,640	12/19/16	$6,554
11	E-mini S&P 500 Index	1,179,735	1,188,220	12/19/16	8,485
16	E-mini S&P MidCap 400 Index	2,464,283	2,479,360	12/19/16	15,077
3	Euro STOXX 50 Index	100,219	100,899	12/19/16	680

					$30,796

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP VIP Mid Cap Managed Volatility Portfolio–1

LVIP VIP Mid Cap Managed Volatility Portfolio

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP VIP Mid Cap Managed Volatility Portfolio (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the Fidelity® VIP Mid Cap Portfolio (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov. Futures contracts are valued at the daily quoted settlement prices.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$83,766,818

Aggregate unrealized appreciation	$—
Aggregate unrealized depreciation	(996,330)

Net unrealized depreciation	$(996,330)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

Level 1
Investment Companies	$82,770,488

Futures Contracts	$30,796

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

3. Subsequent Events

In March 2016, the Trust’s Board of Trustees (the “Board”) approved a proposal, subject to shareholder approval, to merge the Fund with and into LVIP Blended Mid Cap Managed Volatility Fund (the “Acquiring Fund”). The merger is not expected to be a taxable event for contract

LVIP VIP Mid Cap Managed Volatility Portfolio–2

LVIP VIP Mid Cap Managed Volatility Portfolio

Notes (continued)

3. Subsequent Events (continued)

holders. At a Joint Special Meeting of Shareholders held on September 7, 2016, the shareholders approved the merger. The merger is expected to close on or about December 9, 2016.

In September 2016, the Board approved a plan of liquidation (“Plan”) for Standard Class Shares of the Fund (the “Liquidating Class”), and submission of the Plan to the beneficial owners of the Liquidating Class. A special shareholders meeting is scheduled for November 22, 2016 for beneficial owners to vote on the plan, and the liquidation will occur only if the Plan is approved by beneficial owners. If approved, the liquidation is expected to occur on or about December 9, 2016.

LVIP VIP Mid Cap Managed Volatility Portfolio–3

LVIP Western Asset Core Bond Fund

Schedule of Investments

September 30, 2016 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.03%
•Fannie Mae Connecticut Avenue Securities Series 2015-C04 2M1 2.225% 4/25/28	1,312,622	$1,319,090
Fannie Mae REMICs
•*Series 2010-100 SV 6.105% 9/25/40	3,984,332	879,987
•*Series 2016-61 BS 5.575% 9/25/46	5,969,512	1,177,447
•*Freddie Mac Strips Series 334 S7 5.576% 8/15/44	3,435,033	835,443
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2014-DN1 M2 2.725% 2/25/24	3,610,000	3,706,940
•Series 2014-DN4 M2 2.925% 10/25/24	163,674	164,514
•Series 2015-DNA3 M2 3.375% 4/25/28	5,602,000	5,774,905
•Series 2015-HQ2 M2 2.475% 5/25/25	534,000	546,820
•Series 2015-HQA2 M2 3.325% 5/25/28	672,000	694,201
•Series 2016-DNA1 M2 3.425% 7/25/28	467,000	482,519
•Series 2016-DNA3 M2 2.525% 12/25/28	280,000	284,690
•Series 2016-HQA1 M2 3.275% 9/25/28	6,910,000	7,127,477
•Series 2016-HQA2 M2 2.775% 11/25/28	323,000	331,187
•Series 2016-HQA3 M1 1.324% 3/25/29	9,000,000	9,002,755
•Series 2016-HQA3 M2 1.874% 3/25/29	9,000,000	9,011,093
GNMA
Series 2010-42 PC 5.00% 7/20/39	185,000	209,409
•Series 2013-74 IO 0.77% 12/16/53	63,982,055	3,434,838
•*Series 2016-21 ST 5.618% 2/20/46	4,014,938	933,991

Total Agency Collateralized Mortgage Obligations (Cost $45,952,633)		45,917,306

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.96%
FREMF Mortgage Trust
#•Series 2011-K10 B 144A 4.79% 11/25/49	827,000	898,374
#•Series 2011-K13 B 144A 4.767% 1/25/48	255,000	277,931
#•Series 2011-K14 B 144A 5.341% 2/25/47	366,000	409,444

	Principal Amount°	Value (U.S. $)

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust (continued)
#•Series 2011-K15 B 144A 5.116% 8/25/44	567,000	$626,449
#•Series 2012-K22 C 144A 3.811% 8/25/45	584,000	584,331
#•Series 2012-K23 C 144A 3.782% 10/25/45	231,000	230,376
#•Series 2012-K708 B 144A 3.883% 2/25/45	789,000	813,198
#•Series 2012-K708 C 144A 3.883% 2/25/45	215,000	214,976
#•Series 2013-K25 C 144A 3.743% 11/25/45	589,000	585,245
#•Series 2013-K26 B 144A 3.722% 12/25/45	619,000	644,983
#•Series 2013-K30 C 144A 3.668% 6/25/45	649,000	626,331
#•Series 2013-K31 C 144A 3.741% 7/25/46	1,530,997	1,485,386
#•Series 2013-K33 B 144A 3.618% 8/25/46	509,000	523,640
#•Series 2013-K35 C 144A 4.077% 8/25/23	153,000	149,770
#•Series 2013-K712 B 144A 3.484% 5/25/45	949,000	974,375
#•Series 2013-K713 B 144A 3.274% 4/25/46	550,000	564,163
#•Series 2013-K713 C 144A 3.274% 4/25/46	912,000	909,229
#•Series 2014-K716 C 144A 4.084% 8/25/47	433,000	438,328

Total Agency Commercial Mortgage-Backed Securities (Cost $10,925,598)		10,956,529

AGENCY MORTGAGE-BACKED SECURITIES–17.54%
Fannie Mae S.F. 15 yr 4.00% 1/1/27	2,031,627	2,156,414
Fannie Mae S.F. 15 yr TBA
2.50% 11/1/31	7,700,000	7,961,173
3.00% 11/1/31	10,700,000	11,217,864
3.50% 11/1/31	5,500,000	5,794,766
Fannie Mae S.F. 30 yr
4.00% 11/1/42	2,277,969	2,481,582
4.50% 6/1/38	3,158,760	3,481,947
4.50% 6/1/39	2,794,103	3,077,775
4.50% 10/1/41	1,793,535	1,969,319
4.50% 1/1/42	6,767,762	7,437,982
4.50% 10/1/43	3,472,506	3,844,055
4.50% 8/1/44	6,220,994	6,814,556
4.50% 3/1/46	5,486,507	6,062,553
5.00% 4/1/37	79,582	88,327

LVIP Western Asset Core Bond Fund–1

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 5/1/34	1,085,136	$1,234,131
5.50% 9/1/36	1,456,460	1,655,500
5.50% 1/1/38	4,440,371	5,046,504
5.50% 1/1/39	1,708,450	1,942,053
5.50% 3/1/40	2,931,512	3,333,949
5.50% 3/1/41	1,451,060	1,650,066
5.50% 6/1/41	994,012	1,132,686
5.50% 7/1/41	3,197,435	3,636,446
6.00% 1/1/39	137,707	157,668
6.00% 10/1/39	1,803,573	2,103,150
6.00% 4/1/40	143,243	164,207
6.00% 10/1/40	655,995	751,621
6.00% 7/1/41	1,915,418	2,197,622
Fannie Mae S.F. 30 yr TBA
3.00% 11/1/46	20,200,000	20,946,703
3.50% 11/1/46	17,900,000	18,865,270
4.50% 11/1/46	6,800,000	7,439,331
Freddie Mac S.F. 20 yr 3.00% 6/1/36	340,268	357,830
Freddie Mac S.F. 30 yr 4.50% 10/1/35	770,280	844,009
Freddie Mac S.F. 30 yr TBA 3.00% 11/1/46	20,000,000	20,736,328
GNMA II S.F. 30 yr TBA
3.00% 11/1/46	28,500,000	29,797,528
3.50% 11/1/46	6,800,000	7,214,375
4.00% 11/1/46	6,000,000	6,425,625

Total Agency Mortgage-Backed Securities (Cost $199,848,326)		200,020,915

CORPORATE BONDS–23.08%
Aerospace & Defense–0.18%
Boeing 4.875% 2/15/20	690,000	773,569
Lockheed Martin
3.55% 1/15/26	976,000	1,056,702
4.50% 5/15/36	240,000	274,011

		2,104,282

Air Freight & Logistics–0.14%
#Aviation Capital Group 144A 6.75% 4/6/21	716,000	842,195
United Parcel Service 3.125% 1/15/21	660,000	705,362

		1,547,557

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Airlines–0.08%
¿American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	285,892	$298,757
¿American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	601,340	617,125

		915,882

Automobiles–0.30%
BMW U.S. Capital
#144A 2.00% 4/11/21	1,255,000	1,269,850
#144A 2.80% 4/11/26	1,444,000	1,476,831
Ford Motor 4.75% 1/15/43	370,000	384,774
General Motors 6.75% 4/1/46	191,000	240,310

		3,371,765

Banks–5.68%
#Bank Nederlandse Gemeenten 144A 1.625% 4/19/21	1,294,000	1,305,700
Bank of America
3.30% 1/11/23	2,640,000	2,736,708
4.25% 10/22/26	2,000,000	2,126,230
4.45% 3/3/26	5,331,000	5,732,323
5.00% 1/21/44	2,260,000	2,671,137
BB&T 2.05% 5/10/21	847,000	856,397
#BNP Paribas 144A 4.375% 9/28/25	880,000	902,825
#BPCE 144A 5.15% 7/21/24	780,000	821,759
Citigroup
3.30% 4/27/25	3,070,000	3,163,742
4.45% 9/29/27	5,060,000	5,306,675
6.675% 9/13/43	2,050,000	2,707,097
Compass Bank 3.875% 4/10/25	892,000	874,109
Cooperatieve Rabobank
2.50% 1/19/21	648,000	664,913
4.375% 8/4/25	2,850,000	3,013,057
5.25% 8/4/45	780,000	893,447
#•144A 11.00% 12/29/49	1,520,000	1,846,800
Credit Suisse Group Funding Guernsey
3.125% 12/10/20	839,000	850,818
#144A 4.55% 4/17/26	2,181,000	2,294,449
HSBC Holdings
3.40% 3/8/21	1,340,000	1,386,762
4.30% 3/8/26	1,270,000	1,362,596
•6.875% 12/29/49	566,000	590,055
JPMorgan Chase & Co.
2.40% 6/7/21	587,000	594,012
3.20% 6/15/26	959,000	985,421
3.30% 4/1/26	724,000	745,918
4.125% 12/15/26	2,000,000	2,138,478
4.25% 10/1/27	3,148,000	3,385,079
4.95% 6/1/45	690,000	774,753

LVIP Western Asset Core Bond Fund–2

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
KFW 1.50% 6/15/21	1,006,000	$1,010,431
Lloyds Banking Group 3.10% 7/6/21	233,000	238,319
Santander UK Group Holdings
2.875% 10/16/20	435,000	439,169
3.125% 1/8/21	610,000	622,082
U.S. Bancorp
2.35% 1/29/21	713,000	734,059
3.60% 9/11/24	1,668,000	1,789,515
•Wachovia Capital Trust III 5.57% 3/29/49	1,850,000	1,847,503
Wells Fargo
4.125% 8/15/23	1,660,000	1,778,039
4.30% 7/22/27	24,000	25,899
4.40% 6/14/46	1,970,000	2,010,562
4.60% 4/1/21	1,610,000	1,778,593
4.90% 11/17/45	1,630,000	1,798,987

		64,804,418

Beverages–1.14%
Anheuser-Busch InBev Finance
3.30% 2/1/23	870,000	919,061
3.65% 2/1/26	4,589,000	4,938,149
4.90% 2/1/46	3,360,000	4,014,226
Diageo Investment 2.875% 5/11/22	500,000	525,069
PepsiCo 4.45% 4/14/46	369,000	438,041
Pernod Ricard
#144A 3.25% 6/8/26	1,223,000	1,244,815
#144A 5.50% 1/15/42	730,000	893,012

		12,972,373

Biotechnology–0.40%
Amgen 3.875% 11/15/21	420,000	456,943
Celgene 3.25% 8/15/22	1,918,000	2,015,751
Gilead Sciences
3.65% 3/1/26	990,000	1,066,809
4.75% 3/1/46	900,000	1,008,274

		4,547,777

Capital Markets–1.35%
Bank of New York Mellon
2.50% 4/15/21	529,000	544,002
2.80% 5/4/26	806,000	828,202
Goldman Sachs Group
4.25% 10/21/25	3,730,000	3,932,815
4.75% 10/21/45	1,590,000	1,791,677
5.25% 7/27/21	1,580,000	1,785,677
6.25% 2/1/41	1,360,000	1,784,521
6.75% 10/1/37	1,440,000	1,839,226
State Street 3.10% 5/15/23	530,000	551,123
UBS Group Funding Jersey
#144A 4.125% 9/24/25	1,010,000	1,060,455

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
UBS Group Funding Jersey (continued)
#144A 4.125% 4/15/26	1,176,000	$1,238,985

		15,356,683

Chemicals–0.06%
#OCP 144A 4.50% 10/22/25	657,000	668,061

		668,061

Commercial Services & Supplies–0.05%
Waste Management 2.40% 5/15/23	510,000	515,857

		515,857

Construction & Engineering–0.17%
#Mexico City Airport Trust 144A 5.50% 10/31/46	1,970,000	1,937,456

		1,937,456

Consumer Finance–0.67%
Ford Motor Credit
3.096% 5/4/23	966,000	974,314
3.336% 3/18/21	1,439,000	1,482,022
General Motors Financial
3.45% 4/10/22	1,140,000	1,157,714
3.70% 5/9/23	790,000	804,620
4.375% 9/25/21	643,000	687,525
#Hyundai Capital America 144A 3.00% 3/18/21	1,410,000	1,463,933
Toyota Motor Credit 2.80% 7/13/22	1,025,000	1,077,155

		7,647,283

Diversified Financial Services–0.23%
BP Capital Markets
3.119% 5/4/26	1,620,000	1,657,492
3.245% 5/6/22	600,000	632,416
#Temasek Financial I 144A 2.375% 1/23/23	368,000	377,954

		2,667,862

Diversified Telecommunication Services–1.11%
AT&T
3.60% 2/17/23	821,000	866,615
4.125% 2/17/26	1,701,000	1,841,615
#144A 4.50% 3/9/48	1,200,000	1,211,321
5.65% 2/15/47	1,689,000	1,998,406
#Bharti Airtel 144A 4.375% 6/10/25	860,000	892,240
Verizon Communications
3.50% 11/1/24	1,250,000	1,335,629
4.862% 8/21/46	260,000	292,420
6.40% 9/15/33	550,000	714,603

LVIP Western Asset Core Bond Fund–3

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Verizon Communications (continued)
6.55% 9/15/43	2,590,000	$3,514,677

		12,667,526

Electric Utilities–0.85%
Alabama Power 4.30% 1/2/46	709,000	798,894
DTE Energy 3.30% 6/15/22	963,000	1,020,369
Majapahit Holding 7.75% 1/20/20	1,420,000	1,636,550
Pacific Gas & Electric
5.80% 3/1/37	730,000	963,392
6.05% 3/1/34	2,130,000	2,848,711
Southern
3.25% 7/1/26	1,200,000	1,245,431
4.40% 7/1/46	1,126,000	1,220,093

		9,733,440

Energy Equipment & Services–0.07%
Halliburton
3.80% 11/15/25	620,000	642,198
5.00% 11/15/45	190,000	208,204

		850,402

Food & Staples Retailing–0.59%
CVS Health
3.875% 7/20/25	970,000	1,057,892
5.125% 7/20/45	1,090,000	1,339,187
Walgreens Boots Alliance
3.10% 6/1/23	1,991,000	2,056,623
3.45% 6/1/26	891,000	926,820
4.80% 11/18/44	286,000	316,524
Wal-Mart Stores 4.75% 10/2/43	790,000	978,891

		6,675,937

Food Products–0.31%
Kraft Heinz Foods 3.00% 6/1/26	1,992,000	2,011,990
Mondelez International 4.00% 2/1/24	460,000	505,314
Tyson Foods
3.95% 8/15/24	170,000	183,787
5.15% 8/15/44	660,000	780,392

		3,481,483

Health Care Equipment & Supplies–0.21%
Becton Dickinson and Co.
3.734% 12/15/24	460,000	499,738
4.685% 12/15/44	310,000	354,991
Medtronic
3.50% 3/15/25	850,000	916,344
4.625% 3/15/45	540,000	636,094

		2,407,167

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services–0.27%
Aetna
3.20% 6/15/26	1,266,000	$1,289,789
4.25% 6/15/36	592,000	615,184
Anthem 3.125% 5/15/22	320,000	333,518
UnitedHealth Group
3.75% 7/15/25	410,000	450,755
3.875% 10/15/20	410,000	444,623

		3,133,869

Hotels, Restaurants & Leisure–0.05%
McDonald’s 3.70% 1/30/26	490,000	528,186

		528,186

Household Durables–0.11%
Newell Brands
3.15% 4/1/21	230,000	239,875
3.85% 4/1/23	440,000	469,024
4.20% 4/1/26	550,000	599,702

		1,308,601

Industrial Conglomerates–0.69%
General Electric
4.50% 3/11/44	450,000	519,341
5.55% 5/4/20	362,000	410,901
5.875% 1/14/38	650,000	872,292
6.00% 8/7/19	1,016,000	1,148,472
6.875% 1/10/39	3,280,000	4,950,540

		7,901,546

Insurance–0.26%
American International Group 3.75% 7/10/25	450,000	472,842
Chubb INA Holdings 3.35% 5/3/26	420,000	450,261
MetLife 6.40% 12/15/36	1,200,000	1,331,250
#TIAA Asset Management Finance 144A 2.95% 11/1/19	719,000	741,394

		2,995,747

Internet & Catalog Retail–0.06%
Amazon.com 4.95% 12/5/44	520,000	636,255

		636,255

IT Services–0.31%
Visa
3.15% 12/14/25	1,420,000	1,501,747
4.30% 12/14/45	1,760,000	2,039,282

		3,541,029

Machinery–0.16%
Eaton
2.75% 11/2/22	1,060,000	1,097,296
4.15% 11/2/42	670,000	718,225

		1,815,521

LVIP Western Asset Core Bond Fund–4

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media–0.92%
21st Century Fox America 4.95% 10/15/45	1,369,000	$1,558,201
#Charter Communications Operating 144A 4.908% 7/23/25	1,601,000	1,769,105
Comcast
3.15% 3/1/26	4,216,000	4,457,703
3.375% 8/15/25	1,000,000	1,075,846
Time Warner 7.70% 5/1/32	890,000	1,268,705
WPP Finance 2010 5.625% 11/15/43	343,000	408,482

		10,538,042

Metals & Mining–1.41%
Barrick Gold 4.10% 5/1/23	1,860,000	2,008,761
BHP Billiton Finance USA
2.875% 2/24/22	430,000	451,785
5.00% 9/30/43	380,000	450,191
#•144A 6.25% 10/19/75	650,000	705,250
#•144A 6.75% 10/19/75	920,000	1,044,200
#Glencore Finance Canada 144A 2.70% 10/25/17	610,000	611,073
#Glencore Funding 144A 2.875% 4/16/20	1,360,000	1,350,243
Southern Copper 5.25% 11/8/42	2,560,000	2,433,270
Vale Overseas 5.875% 6/10/21	6,729,000	7,062,085

		16,116,858

Mortgage Real Estate Investment Trusts–0.17%
#WEA Finance 144A 3.75% 9/17/24	1,837,000	1,934,142

		1,934,142

Oil, Gas & Consumable Fuels–3.37%
Anadarko Petroleum
4.50% 7/15/44	2,850,000	2,624,836
6.60% 3/15/46	1,200,000	1,465,324
Apache 4.75% 4/15/43	2,700,000	2,769,112
Chevron 2.954% 5/16/26	1,067,000	1,103,878
CNOOC Finance 2015 Australia 2.625% 5/5/20	488,000	498,124
CNOOC Finance 2015 USA 3.50% 5/5/25	1,600,000	1,648,838
ConocoPhillips 4.30% 11/15/44	870,000	895,126
Devon Energy
3.25% 5/15/22	370,000	367,822
5.00% 6/15/45	1,025,000	1,000,896
5.85% 12/15/25	1,660,000	1,871,433
Ecopetrol 5.875% 5/28/45	4,740,000	4,371,702
Enterprise Products Operating
3.95% 2/15/27	1,083,000	1,137,206
•7.034% 1/15/68	205,000	216,642

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil
3.043% 3/1/26	750,000	$787,151
4.114% 3/1/46	860,000	963,835
Kinder Morgan Energy Partners 4.25% 9/1/24	880,000	907,231
Noble Energy 5.05% 11/15/44	700,000	693,675
Occidental Petroleum
3.125% 2/15/22	270,000	283,582
4.625% 6/15/45	870,000	985,804
Petroleos Mexicanos
5.50% 6/27/44	790,000	688,801
6.375% 1/23/45	2,340,000	2,246,400
6.625% 6/15/35	2,216,000	2,266,636
#144A 6.875% 8/4/26	365,000	412,450
Regency Energy Partners 5.875% 3/1/22	1,308,000	1,443,916
Schlumberger Holdings
#144A 3.00% 12/21/20	510,000	532,104
#144A 4.00% 12/21/25	770,000	838,693
Shell International Finance
1.875% 5/10/21	450,000	450,773
2.875% 5/10/26	404,000	410,552
4.00% 5/10/46	1,790,000	1,835,967
#Sinopec Group Overseas Development 2014 144A 4.375% 4/10/24	830,000	919,854
#Transcontinental Gas Pipe Line 144A 7.85% 2/1/26	780,000	1,011,551
Williams Partners 7.25% 2/1/17	823,000	838,115

		38,488,029

Paper & Forest Products–0.03%
Celulosa Arauco y Constitucion 4.75% 1/11/22	340,000	364,357

		364,357

Pharmaceuticals–0.19%
AbbVie 3.60% 5/14/25	410,000	429,331
Actavis Funding
3.80% 3/15/25	390,000	413,486
4.55% 3/15/35	230,000	245,063
4.75% 3/15/45	420,000	461,076
Johnson & Johnson 3.70% 3/1/46	590,000	659,275

		2,208,231

Semiconductors & Semiconductor Equipment–0.09%
KLA-Tencor 4.125% 11/1/21	910,000	980,491

		980,491

Software–0.27%
Microsoft 2.40% 8/8/26	3,000,000	3,006,381

LVIP Western Asset Core Bond Fund–5

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software (continued)
Microsoft (continued)
3.45% 8/8/36	40,000	$40,833

		3,047,214

Technology Hardware, Storage & Peripherals–0.40%
Apple 2.45% 8/4/26	2,120,000	2,124,778
Diamond 1 Finance
#144A 3.48% 6/1/19	1,290,000	1,327,566
#144A 4.42% 6/15/21	1,040,000	1,088,056

		4,540,400

Tobacco–0.58%
Altria Group 5.375% 1/31/44	580,000	733,114
Philip Morris International
2.50% 8/22/22	400,000	411,180
4.50% 3/20/42	240,000	271,459
Reynolds American
4.00% 6/12/22	1,157,000	1,258,522
4.45% 6/12/25	2,309,000	2,580,792
5.85% 8/15/45	1,000,000	1,305,179

		6,560,246

Wireless Telecommunication Services–0.15%
America Movil
3.125% 7/16/22	950,000	975,219
5.00% 3/30/20	664,000	730,878

		1,706,097

Total Corporate Bonds (Cost $264,677,034)		263,218,072

NON-AGENCY ASSET-BACKED SECURITIES–4.75%
#•AMMC CLO 16 Series 2015-16A A1 144A 2.173% 4/14/27	2,500,000	2,500,947
#•Apidos CLO XVIII Series 2014-18A A1 144A 2.114% 7/22/26	3,165,000	3,170,754
#•Apidos CLO XXII Series 2015-22A A1 144A 2.196% 10/20/27	3,500,000	3,509,828
#Applebee’s Funding Series 2014-1 A2 144A 4.277% 9/5/44	2,460,000	2,500,159
#Avis Budget Rental Car Funding AESOP Series 2014-1A A 144A 2.46% 7/20/20	1,001,000	1,011,151
#•BlueMountain CLO Series 2015-1A A1 144A 2.179% 4/13/27	2,250,000	2,253,307
#•GT Loan Financing I Series 2013-1A A 144A 2.013% 10/28/24	2,850,000	2,842,770

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Madison Park Funding XI Series 2013-11A C 144A 3.465% 10/23/25	1,100,000	$1,097,084
#•Magnetite IX Series 2014-9A A1 144A 2.135% 7/25/26	495,000	495,116
#•Magnetite XVIII Series 2016-18A A 144A 2.263% 11/15/28	2,040,000	2,040,000
#•Neuberger Berman CLO XV Series 2013-15A A1 144A 2.08% 10/15/25	2,250,000	2,254,509
#•Ocean Trails CLO IV Series 2013-4A A 144A 2.117% 8/13/25	1,050,000	1,048,461
•RAMP Trust Series 2005-RS3 M1 0.945% 3/25/35	299,929	298,904
#•Regatta VII Funding Series 2016-1A B2 144A 2.654% 12/20/28	2,750,000	2,698,809
SBA Small Business Investment Series 2016-10B 1 2.051% 9/10/26	280,000	281,903
SLM Private Credit Student Loan Trust
•Series 2005-B A4 1.18% 6/15/39	7,920,000	7,088,107
•Series 2006-A A5 1.14% 6/15/39	3,870,000	3,469,981
#•Structured Asset Securities Mortgage Loan Trust Series 2006-GEL3 A3 144A 0.825% 7/25/36	4,900,000	4,732,250
#•TCI-Symphony CLO Series 2016-1A B1 144A 2.718% 10/13/29	2,500,000	2,492,500
#•Venture VII CDO Series 2006-7A A2 144A 0.936% 1/20/22	3,416,910	3,338,181
#•Venture XXIV CLO Series 2016-24A A1D 144A 2.24% 10/20/28	3,500,000	3,492,125
Voya CLO
#•Series 2013-3A A1 144A 2.129% 1/18/26	1,000,000	1,003,493
#•Series 2014-2A A1 144A 2.129% 7/17/26	525,000	524,435

Total Non-Agency Asset-Backed Securities (Cost $54,121,621)		54,144,774

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.08%
Agate Bay Mortgage Trust
#•Series 2015-1 B1 144A 3.82% 1/25/45	469,979	470,547

LVIP Western Asset Core Bond Fund–6

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Agate Bay Mortgage Trust (continued)
#•Series 2015-1 B2 144A 3.82% 1/25/45	265,389	$261,531
•Bear Stearns ALT-A Trust Series 2004-7 2A1 3.371% 8/25/34	2,673,426	2,721,565
•Homestar Mortgage Acceptance Series 2004-3 M1 1.155% 7/25/34	1,367,760	1,293,341
JPMorgan Mortgage Trust
#•Series 2014-2 B1 144A 3.433% 6/25/29	334,747	333,401
#•Series 2014-2 B2 144A 3.433% 6/25/29	124,073	120,394
#•Series 2014-IVR6 2A4 144A 2.50% 7/25/44	419,000	423,408
#•Series 2015-4 B1 144A 3.631% 6/25/45	442,379	430,718
#•Series 2015-4 B2 144A 3.631% 6/25/45	316,681	302,183
JPMorgan Trust
#•Series 2015-1 B1 144A 2.66% 12/25/44	583,462	577,042
#•Series 2015-1 B2 144A 2.66% 12/25/44	490,661	477,421
#•Series 2015-5 B2 144A 2.892% 5/25/45	485,321	455,637
#•Series 2015-6 B1 144A 3.642% 10/25/45	319,235	323,173
#•Series 2015-6 B2 144A 3.642% 10/25/45	310,449	308,525
•Merrill Lynch Mortgage Investors Trust Series 2005-A8 A3A3 0.895% 8/25/36	2,900,343	2,766,572
New Residential Mortgage Loan Trust
#•Series 2014-2A A3 144A 3.75% 5/25/54	4,407,627	4,577,377
#•Series 2015-1A A3 144A 3.75% 5/28/52	2,241,214	2,329,835
#•Series 2015-2A A1 144A 3.75% 8/25/55	673,929	702,212
#•Series 2016-3A A1B 144A 3.25% 9/25/56	4,240,000	4,361,182
#•Series 2016-3A B1 144A 4.00% 9/25/56	5,380,000	5,711,096
•¿Opteum Mortgage Acceptance Corp Asset-Backed Pass Through Certificates Series 2005-1 M5 1.725% 2/25/35	1,921,000	1,891,784
Sequoia Mortgage Trust
•Series 2013-4 B2 3.496% 4/25/43	288,508	283,942

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Sequoia Mortgage Trust (continued)
#•Series 2014-2 A4 144A 3.50% 7/25/44	426,618	$438,617
#•Series 2015-1 B2 144A 3.879% 1/25/45	335,859	335,357
•¿Structured Asset Securities Corp. Mortgage Pass Through Certificates Series 2004-S3 M1 1.50% 11/25/34	1,139,417	1,103,796
Towd Point Mortgage Trust
#•Series 2015-6 A1B 144A 2.75% 4/25/55	671,036	678,993
#•Series 2016-1 A1B 144A 2.75% 2/25/55	514,384	520,078
#•Series 2016-2 A1 144A 3.00% 8/25/55	427,583	436,486
#•WinWater Mortgage Loan Trust Series 2015-3 B1 144A 3.911% 3/20/45	476,385	491,789

Total Non-Agency Collateralized Mortgage Obligations (Cost $35,176,127)		35,128,002

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–4.85%
CD Mortgage Trust Series 2016-CD1 A4 2.724% 8/10/49	2,560,000	2,602,479
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	889,000	963,533
Series 2015-GC27 A5 3.137% 2/10/48	2,040,000	2,137,191
Series 2016-P3 A4 3.329% 4/15/49	758,000	806,579
COMM Mortgage Trust
#Series 2013-CR6 AM 144A 3.147% 3/10/46	775,000	803,123
Series 2014-CR16 A4 4.051% 4/10/47	774,000	860,197
Series 2014-CR19 A5 3.796% 8/10/47	1,143,000	1,251,990
Series 2014-CR20 A4 3.59% 11/10/47	402,000	436,220
Series 2014-CR20 AM 3.938% 11/10/47	1,580,000	1,713,389
Series 2015-CR23 A4 3.497% 5/10/48	418,000	448,554
•Series 2015-LC19 B 3.829% 2/10/48	870,000	921,884
CSMC Trust
#•Series 2016-BDWN A 144A 3.408% 2/15/29	4,150,000	4,150,000

LVIP Western Asset Core Bond Fund–7

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust (continued)
#•Series 2016-BDWN B 144A 5.008% 2/15/29	2,850,000	$2,850,000
DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	925,000	983,804
#•DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.884% 11/10/46	948,000	1,077,285
#GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	1,986,000	2,114,593
GS Mortgage Securities Trust
#•Series 2010-C1 C 144A 5.635% 8/10/43	437,000	477,007
Series 2014-GC24 A5 3.931% 9/10/47	1,448,000	1,599,258
Series 2015-GC32 A4 3.764% 7/10/48	512,000	563,058
Hilton USA Trust
#Series 2013-HLT AFX 144A 2.662% 11/5/30	707,000	706,875
#Series 2013-HLT BFX 144A 3.367% 11/5/30	1,491,000	1,490,737
#Hudson Yards Mortgage Trust Series 2016-10HY A 144A 2.835% 8/10/38	4,350,000	4,418,356
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	1,795,000	1,966,977
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.144% 6/15/49	1,704,000	1,793,070
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	686,000	718,114
Series 2015-JP1 A5 3.914% 1/15/49	1,248,000	1,384,562
•Series 2016-JP3 C 3.483% 8/15/49	1,140,000	1,094,081
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39	952,000	885,312
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	717,000	787,785
Series 2015-C23 A4 3.719% 7/15/50	1,618,000	1,775,828
Series 2015-C26 A5 3.531% 10/15/48	1,271,800	1,379,942

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust (continued)
Series 2016-C29 A4 3.325% 5/15/49	710,000	$755,303
Morgan Stanley Capital I Trust Series 2015-MS1 A4 3.779% 5/15/48	1,750,000	1,930,993
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 B 4.142% 10/15/45	474,000	507,728
Series 2015-NXS3 A4 3.617% 9/15/57	645,000	696,769
Series 2016-BNK1 A3 2.652% 8/15/49	3,750,000	3,810,777
•Series 2016-BNK1 XA 1.955% 8/15/49	18,112,958	2,445,431

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $55,806,596)		55,308,784

ΔREGIONAL BONDS–0.42%
Canada–0.29%
Province of British Columbia Canada 2.25% 6/2/26	1,445,000	1,475,637
Province of Manitoba Canada 2.125% 6/22/26	872,000	874,694
Province of Quebec Canada 2.50% 4/20/26	959,000	985,214

		3,335,545

Japan–0.13%
Japan Finance Organization For Municipalities #144A 2.125% 4/13/21	1,468,000	1,483,421

		1,483,421

Total Regional Bonds (Cost $4,846,930)		4,818,966

ΔSOVEREIGN BONDS–2.84%
Colombia–0.26%
Colombia Government International Bond 5.625% 2/26/44	2,550,000	2,964,375

		2,964,375

Indonesia–0.21%
Indonesia Government International Bond
4.625% 4/15/43	950,000	1,014,201
#144A 4.875% 5/5/21	290,000	319,598
5.125% 1/15/45	940,000	1,074,253

		2,408,052

LVIP Western Asset Core Bond Fund–8

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

Δ SOVEREIGN BONDS (continued)
Mexico–1.57%
Mexico Government International Bond
4.00% 10/2/23	4,000,000	$4,284,000
5.55% 1/21/45	11,720,000	13,624,500

		17,908,500

Peru–0.27%
Peruvian Government International Bond 6.55% 3/14/37	2,130,000	3,019,275

		3,019,275

Poland–0.53%
Poland Government International Bond 4.00% 1/22/24	5,460,000	6,044,498

		6,044,498

Total Sovereign Bonds (Cost $32,823,109)		32,344,700

SUPRANATIONAL BANK–0.04%
FMS Wertmanagement 1.375% 6/8/21	476,000	475,951

Total Supranational Bank (Cost $478,468)		475,951

U.S. TREASURY OBLIGATIONS–37.32%
U.S. Treasury Bonds
2.25% 8/15/46	6,400,000	6,284,250
2.50% 2/15/46	1,310,000	1,354,468
2.50% 5/15/46	63,593,000	65,821,235
3.00% 5/15/45	28,230,000	32,193,774
3.00% 11/15/45	19,170,000	21,880,005

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Bond 1.00% 2/15/46	11,527,401	$12,755,634
U.S. Treasury Inflation Indexed Note 0.625% 1/15/26	15,201,828	15,996,671
U.S. Treasury Notes
1.125% 6/30/21	137,001,000	136,859,204
1.125% 7/31/21	30,000,000	29,960,160
1.25% 7/31/23	11,900,000	11,777,049
1.375% 5/31/21	20,521,000	20,746,259
1.375% 6/30/23	870,000	868,606
1.50% 8/15/26	130,000	128,741
1.625% 11/30/20	65,000,000	66,415,505
1.625% 5/15/26	2,500,000	2,503,808

Total U.S. Treasury Obligations (Cost $426,600,041)		425,545,369

	Number of Shares

MONEY MARKET FUND–12.40%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 0.21%)	141,408,443	141,408,443

Total Money Market Fund (Cost $141,408,443)		141,408,443

TOTAL VALUE OF SECURITIES–111.31% (Cost $1,272,664,926)	1,269,287,811

	Number of Contracts

OPTIONS WRITTEN–(0.04%)
Futures Call Options–(0.03%)
U.S. Treasury 10 yr Notes strike price $131, expiration date 10/21/16 (CITI)	(21)	(12,141)
U.S. Treasury 10 yr Notes strike price $131.50, expiration date 10/24/16 (CITI)	(111)	(39,891)
U.S. Treasury 10 yr Notes strike price $132, expiration date 11/25/16 (JPMC)	(190)	(100,938)
U.S. Treasury 10 yr Notes strike price $132.50, expiration date 11/25/16 (JPMC)	(205)	(80,078)
U.S. Treasury Bond strike price $170, expiration date 11/25/16 (CITI)	(16)	(30,250)
U.S. Treasury Bond strike price $171.50, expiration date 10/21/16 (JPMC)	(47)	(22,031)
U.S. Treasury Bond strike price $173, expiration date 11/25/16 (JPMC)	(71)	(71,000)

		(356,329)

LVIP Western Asset Core Bond Fund–9

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

	Number of Contracts	Value (U.S. $)

OPTIONS WRITTEN (continued)
Futures Put Options–(0.01%)
U.S. Treasury 10 yr Notes strike price $131, expiration date 10/21/16 (JPMC)	(100)	$(45,312)

		(45,312)

Total Options Written (Premium received ($417,122))		(401,641)

« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(11.27%)		(128,566,881)

NET ASSETS APPLICABLE TO 114,598,929 SHARES OUTSTANDING–100.00%		$1,140,319,289

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2016, the aggregate value of Rule 144A securities was $134,954,727, which represents 11.83% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of September 30, 2016. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

«	Includes $391,043 cash collateral due to broker and $21,442 foreign currencies collateral held at broker for futures contracts as of September 30, 2016.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following futures contracts and swap contracts were outstanding at September 30, 2016:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
231	90Day IMM Eurodollar	$57,216,463	$57,218,700	12/20/16	$ 2,237
(851)	U.S. Treasury 2 yr Notes	185,763,348	185,916,906	1/3/17	153,558
2,351	U.S. Treasury 5 yr Notes	285,325,313	285,683,234	1/2/17	357,921
(689)	U.S. Treasury 10 yr Notes	(90,476,358)	(90,345,125)	12/21/16	131,233
(308)	U.S. Treasury 10 yr Ultra Bond	(44,437,830)	(44,400,125)	12/21/16	37,705
(513)	U.S. Treasury Long Bonds	(87,099,895)	(86,264,156)	12/21/16	835,739
(117)	U.S. Treasury Ultra Bond	(21,331,307)	(21,513,375)	12/21/16	(182,068)

					$1,336,325

Interest Rate Swap Contracts

Counterparty & Referenced Obligation	Notional Value[1]	Fixed Interest Rate Paid	Floating Interest Rate Received	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
CME-GCM 6 yr IRS	56,000,000	1.900%	0.854%	11/30/22	$(2,295,638)	$189,387
CME-MSC 7 yr IRS	35,968,000	1.267%	0.854%	5/15/23	5,025	66,006

						$255,393

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

LVIP Western Asset Core Bond Fund–10

LVIP Western Asset Core Bond Fund

Schedule of Investments (continued)

Summary of Abbreviations:

BB–Barclays Bank

BNP–Banque Paribas

CDO–Collateralized Debt Obligation

CITI–Citigroup Global Markets

CLO–Collateralized Loan Obligation

CME–Chicago Mercantile Exchange Inc.

DB–Deutsche Bank

GCM–Greenwhich Capital Management

GNMA–Government National Mortgage Association

GS–Goldman Sachs

HSBC–Hong Kong Shanghai Bank

IMM–International Monetary Market

IRS–Interest Rate Swap

IT–Information Technology

JPM–JPMorgan

JPMC–JPMorgan Chase Bank

LB–Lehman Brothers

MSC–Morgan Stanley Capital

REMIC–Real Estate Mortgage Investment Conduit

S.F.–Single Family

TBA–To be announced

UBS–Union Bank of Switzerland

yr–Year

LVIP Western Asset Core Bond Fund–11

LVIP Western Asset Core Bond Fund

Notes

September 30, 2016 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Western Asset Core Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask price, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees.

2. Investments

At September 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,272,664,926

Aggregate unrealized appreciation	$1,744,908
Aggregate unrealized depreciation	(5,122,023)

Net unrealized depreciation	$(3,377,115)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Western Asset Core Bond Fund–12

LVIP Western Asset Core Bond Fund

Notes (continued)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Agency Collateralized Mortgage Obligations	$—	$45,917,306	$—	45,917,306
Agency Commercial Mortgage-Backed Securities	—	10,956,529	—	10,956,529
Agency Mortgage-Backed Securities	—	200,020,915	—	200,020,915
Corporate Bonds	—	263,218,072	—	263,218,072
Non-Agency Asset-Backed Securities	—	52,104,774	2,040,000	54,144,774
Non-Agency Collateralized Mortgage Obligations	—	25,055,724	10,072,278	35,128,002
Non-Agency Commercial Mortgage-Backed Securities	—	48,308,784	7,000,000	55,308,784
Regional Bonds	—	4,818,966	—	4,818,966
Sovereign Bonds	—	32,344,700	—	32,344,700
Supranational Banks	—	475,951	—	475,951
U.S. Treasury Obligations	—	425,545,369	—	425,545,369
Money Market Fund	141,408,443	—	—	141,408,443

Total	$141,408,443	$1,108,767,090	$19,112,278	$1,269,287,811

Options Written	$(401,641)	$—	$—	$(401,641)

Futures Contracts	$1,336,325	$—	$—	$1,336,325

Swap Contracts	$—	$255,393	$—	$255,393

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Non-Agency Asset-Backed Securities	Non-Agency Collateralized Mortgage Obligations	Non-Agency Commercial Mortgage-Backed Secutiries	Total
Balance as of 7/12/16*	$—	$—	$—	$—
Purchases	2,040,000	10,072,201	7,000,000	19,112,201
Net change in unrealized appreciation (depreciation)	—	77	—	77

Balance as of 9/30/16	$2,040,000	$10,072,278	$7,000,000	$19,112,278

Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 9/30/16	$—	$77	$—	$77

*Date of commencement of operations.

Sensitivity Analysis:

Valuation: U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at fair value using independent pricing sources under the policies approved by the Board. The Pricing Committee is the committee formed by the advisor to develop pricing policies and procedures and to provide oversight of the pricing function for the Fund.

When market quotations are not readily available for one or more portfolio securities, the Fund’s Net Asset Value shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker-dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

LVIP Western Asset Core Bond Fund–13

LVIP Western Asset Core Bond Fund

Notes (continued)

Sensitivity Analysis: (continued)

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

We did not present a table including the quantitative information about significant unobservable inputs used in Level 3 fair value measurements as all unobservable Level 3 measurements were provided by third parties as of September 30, 2016.

During the period ended September 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Western Asset Core Bond Fund–14

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Lincoln Variable Insurance Products Trust

By (Signature and Title)* /s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date 11/11/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date 11/11/2016

By (Signature and Title)* /s/ William P. Flory, Jr.
William P. Flory, Jr., Chief Accounting Officer
(principal financial officer)

Date 11/12/2016

* Print the name and title of each signing officer under his or her signature.